Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 16.0%
Automobile ABS — 10.3%
Auto ABS Spanish Loans FT, (Spain), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.85%), 2.75%, 09/28/2038 (aa)	EUR	695	819
AutoFlorence Srl, (Italy),
Series 2, Class A, Reg. S, (EURIBOR 1 Month + 0.70%), 2.59%, 12/24/2044 (aa)	EUR	151	177
Series 2, Class B, Reg. S, (EURIBOR 1 Month + 0.75%), 2.66%, 12/24/2044 (aa)	EUR	31	37
Series 3, Class A, Reg. S, (EURIBOR 1 Month + 0.95%), 2.82%, 12/25/2046 (aa)	EUR	547	646
Series 3, Class B, Reg. S, (EURIBOR 1 Month + 2.35%), 4.22%, 12/25/2046 (aa)	EUR	55	65
Autonoria Spain 2022 FT, (Spain),
Series 2022-SP, Class A, Reg. S, (EURIBOR 1 Month + 0.84%), 2.71%, 01/25/2040 (aa)	EUR	333	392
Series 2022-SP, Class B, Reg. S, (EURIBOR 1 Month + 2.00%), 3.87%, 01/26/2040 (aa)	EUR	42	50
Autonoria Spain 2023 FT, (Spain),
Series 2023-SP, Class A, Reg. S, (EURIBOR 1 Month + 0.70%), 2.57%, 09/30/2041 (aa)	EUR	434	511
Series 2023-SP, Class B, Reg. S, (EURIBOR 1 Month + 1.15%), 3.02%, 09/30/2041 (aa)	EUR	62	73
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		1,500	1,552
Bavarian Sky 5 plc, (United Kingdom), Series UK5, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.62%), 4.59%, 04/20/2031 (aa)	GBP	108	145
BofA Auto Trust, Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (e)		951	952
Capital One Prime Auto Receivables Trust, Series 2023-2, Class A3, 5.82%, 06/15/2028		867	879
Cardiff Auto Receivables Securitisation plc, (United Kingdom), Series 2024-1, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 5.37%, 08/20/2031 (aa)	GBP	264	357
CarMax Auto Owner Trust,
Series 2023-3, Class A3, 5.28%, 05/15/2028		793	799
Series 2023-4, Class A3, 6.00%, 07/17/2028		1,447	1,466
Series 2024-1, Class A2A, 5.30%, 03/15/2027		121	121
Series 2024-1, Class A3, 4.92%, 10/16/2028		474	477
Series 2024-2, Class A2A, 5.65%, 05/17/2027		173	173
Series 2025-1, Class A3, 4.84%, 01/15/2030		500	507
Series 2025-2, Class A2A, 4.59%, 07/17/2028		2,000	2,009
Cars Alliance Auto Leases France, (France),
Series 2023-1FRV, Class A, Reg. S, (EURIBOR 1 Month + 0.65%), 2.58%, 10/21/2038 (aa)	EUR	448	526
Series 2023-1FRV, Class B, Reg. S, (EURIBOR 1 Month + 1.30%), 3.23%, 10/21/2038 (aa)	EUR	400	473
Carvana Auto Receivables Trust,
Series 2023-P1, Class A4, 5.94%, 01/10/2029 (e)		1,000	1,018
Series 2024-P1, Class A3, 5.05%, 04/10/2029 (e)		900	905
Series 2024-P3, Class A2, 4.61%, 11/10/2027		193	193
Series 2024-P4, Class A3, 4.64%, 01/10/2030		400	403
Citizen Irish Auto Receivables Trust 2023 DAC, (Ireland),
Series 2023-1, Class A, Reg. S, (EURIBOR 1 Month + 0.77%), 2.66%, 12/15/2032 (aa)	EUR	152	179
Series 2023-1, Class B, Reg. S, (EURIBOR 1 Month + 1.40%), 3.29%, 12/15/2032 (aa)	EUR	121	143
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		1,049	1,056
E-Carat DE, (Luxembourg), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.45%), 2.32%, 11/25/2035 (aa)	EUR	732	860
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 01/22/2029 (e)		172	173
FCT Autonoria DE 2023, (France), Series 2023-DE, Class B, Reg. S, (EURIBOR 1 Month + 1.15%), 3.02%, 01/26/2043 (aa)	EUR	120	141
Finance Ireland Auto Receivables No. DAC, (Ireland), Series 2, Class A, Reg. S, (EURIBOR 1 Month + 0.68%), 2.56%, 11/14/2034 (aa)	EUR	849	999
Ford Auto Securitization Trust II, (Canada), Series 2024-BA, Class A2, 3.72%, 11/15/2028 (e)	CAD	2,000	1,447

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Automobile ABS — continued
Ford Credit Auto Lease Trust, Series 2024-B, Class A2B, (United States 30 Day Average SOFR + 0.40%), 4.77%, 02/15/2027 (aa)		370	370
Ford Credit Auto Owner Trust,
Series 2022-D, Class A3, 5.27%, 05/17/2027		31	31
Series 2024-1, Class A, SUB, 4.87%, 08/15/2036 (e)		789	808
Series 2024-C, Class A2A, 4.32%, 08/15/2027		922	923
Series 2024-C, Class A3, 4.07%, 07/15/2029		829	831
Series 2025-B, Class A2A, 3.88%, 06/15/2028		1,500	1,500
Ford Credit Auto Owner Trust / Ford Credit, Series 2025-1, Class A, SUB, 4.86%, 08/15/2037 (e)		960	985
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A2, (United States 30 Day Average SOFR + 1.25%), 5.62%, 05/15/2028 (e) (aa)		1,290	1,297
GM Financial Automobile Leasing Trust,
Series 2024-3, Class A2A, 4.29%, 01/20/2027		1,067	1,068
Series 2025-1, Class A2A, 4.54%, 05/20/2027		1,827	1,831
Series 2025-2, Class A2A, 4.55%, 07/20/2027		800	803
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2, Class A3, 4.47%, 02/16/2028		232	233
Series 2023-4, Class A3, 5.78%, 08/16/2028		874	884
Series 2024-1, Class A3, 4.85%, 12/18/2028		940	946
Series 2024-4, Class A2A, 4.53%, 10/18/2027		534	535
Series 2024-4, Class A3, 4.40%, 08/16/2029		2,554	2,572
GMF Floorplan Owner Revolving Trust,
Series 2023-1, Class A1, 5.34%, 06/15/2028 (e)		1,000	1,009
Series 2024-4A, Class A1, 4.73%, 11/15/2029 (e)		945	958
Golden Bar Securitisation Srl, (Italy), Series 2023-2, Class B, Reg. S, (EURIBOR 3 Month + 2.90%), 4.93%, 09/22/2043 (aa)	EUR	228	274
Harley-Davidson Motorcycle Trust,
Series 2024-A, Class A2, 5.65%, 02/16/2027		23	23
Series 2024-B, Class A2, 4.62%, 08/16/2027		619	619
Series 2025-A, Class A2A, 4.71%, 07/17/2028		500	502
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		1,700	1,710
Hill FL 2024-1BV, (Netherlands), Series 2024-1FL, Class B, Reg. S, (EURIBOR 1 Month + 1.10%), 3.01%, 02/18/2032 (aa)	EUR	154	181
Hill FL 2024-2 BV, (Netherlands), Series 2024-2FL, Class A, Reg. S, (EURIBOR 1 Month + 0.72%), 2.63%, 10/18/2032 (aa)	EUR	535	629
Honda Auto Receivables Owner Trust, Series 2025-3, Class A3, 4.04%, 02/21/2030		1,895	1,899
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class A2A, 4.58%, 09/15/2027 (e)		1,100	1,105
Series 2025-C, Class A2A, 4.37%, 01/18/2028 (e)		1,000	1,005
Hyundai Auto Receivables Trust,
Series 2023-A, Class A3, 4.58%, 04/15/2027		167	167
Series 2024-A, Class A3, 4.99%, 02/15/2029		3,197	3,229
Series 2024-B, Class A3, 4.84%, 03/15/2029		1,787	1,807
Series 2024-C, Class A3, 4.41%, 05/15/2029		1,921	1,936
Koromo Italy Srl, (Italy), Series 1, Class A, Reg. S, (EURIBOR 1 Month + 0.80%), 2.69%, 02/26/2035 (aa)	EUR	60	71
LT Autorahoitus V DAC, (Ireland), Series 5, Class B, Reg. S, (EURIBOR 1 Month + 0.90%), 2.81%, 05/18/2035 (aa)	EUR	400	470
LT Rahoitus 2025-1 DAC, (Ireland), Series 6, Class A, Reg. S, (EURIBOR 1 Month + 0.54%), 2.45%, 07/18/2036 (aa)	EUR	474	557

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Automobile ABS — continued
MBarc Credit Canada, Inc., (Canada), Series 2024-AA, Class A2, 5.30%, 10/15/2026 (e)	CAD	33	24
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2A, 4.57%, 12/15/2026		317	317
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51%, 11/15/2027		372	373
Metro Finance Trust, (Australia), Series 2024-1, Class A, Reg. S, (BBSW ASX Australian 1 Month + 1.25%), 4.79%, 09/17/2030 (aa)	AUD	336	223
Nissan Auto Lease Trust,
Series 2024-B, Class A3, 4.92%, 11/15/2027		500	506
Series 2025-A, Class A2B, (United States 30 Day Average SOFR + 0.45%), 4.82%, 11/15/2027 (aa)		933	934
Series 2025-B, Class A2A, 4.44%, 03/15/2028		2,195	2,206
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, (United States 30 Day Average SOFR + 1.60%), 5.97%, 03/14/2029 (e) (aa)		186	187
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)		660	660
Panorama Auto Trust, (Australia), Series 2025-1, Class A, Reg. S, (BBSW ASX Australian 1 Month + 0.97%), 4.51%, 03/15/2033 (aa)	AUD	453	300
Pony SA, (Luxembourg),
Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.52%), 2.40%, 01/14/2033 (aa)	EUR	647	761
Series 2024-1, Class B, Reg. S, (EURIBOR 1 Month + 0.85%), 2.73%, 01/14/2033 (aa)	EUR	97	114
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030 (e)		2,049	2,060
Red & Black Auto Germany UG, (Germany),
Series 8, Class B, Reg. S, (EURIBOR 1 Month + 0.75%), 2.63%, 09/15/2030 (aa)	EUR	37	43
Series 10, Class B, Reg. S, (EURIBOR 1 Month + 1.20%), 3.08%, 09/15/2032 (aa)	EUR	71	84
Red & Black Auto Italy Srl, (Italy),
Series 2, Class A1, Reg. S, (EURIBOR 1 Month + 1.00%), 2.90%, 07/28/2034 (aa)	EUR	353	417
Series 2, Class B, Reg. S, (EURIBOR 1 Month + 1.80%), 3.70%, 07/28/2034 (aa)	EUR	74	87
RevoCar UG, (Germany), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.56%), 2.49%, 02/21/2037 (aa)	EUR	405	476
SBNA Auto Lease Trust,
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)		1,000	1,007
Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)		900	902
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A3, 5.33%, 11/20/2029 (e)		1,000	1,012
Series 2025-2A, Class A3, 4.44%, 12/20/2030 (e)		885	892
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A2, 4.14%, 06/20/2028 (e)		1,100	1,101
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038 (e)		1,596	1,627
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027		216	215
Series 2023-A, Class A3, 4.63%, 09/15/2027		96	96
Series 2024-A, Class A3, 4.83%, 10/16/2028		4,109	4,137
Toyota Lease Owner Trust, Series 2025-A, Class A2A, 4.58%, 07/20/2027 (e)		1,615	1,620
Volkswagen Auto Loan Enhanced Trust,
Series 2023-2, Class A2A, 5.72%, 03/22/2027		125	125
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.63%), 5.02%, 03/22/2027 (aa)		343	343
World Omni Auto Receivables Trust, Series 2024-B, Class A2A, 5.48%, 09/15/2027		69	69
Total Automobile ABS			77,409

Credit Card ABS — 2.0%
American Express Credit Account Master Trust,
Series 2023-2, Class A, 4.80%, 05/15/2030		900	920

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Credit Card ABS — continued
Series 2024-2, Class A, 5.24%, 04/15/2031		1,990	2,077
Series 2025-1, Class A, 4.56%, 12/17/2029		2,210	2,243
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, 04/15/2028		1,485	1,486
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95%, 10/15/2027		535	535
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23%, 12/08/2027		1,600	1,603
Compartment BL Consumer Credit 2024, (Luxembourg),
Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.63%), 2.50%, 09/25/2041 (aa)	EUR	321	377
Series 2024-1, Class B, Reg. S, (EURIBOR 1 Month + 0.90%), 2.77%, 09/25/2041 (aa)	EUR	292	344
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 08/15/2028 (e)		1,500	1,464
Golden Credit Card Trust, (Canada), Series 2022-1A, Class A, 1.97%, 01/15/2029 (e)		1,000	974
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	601
Newday Funding Master Issuer plc, (United Kingdom), Series 2025-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 0.00%, 04/15/2033 (aa)	GBP	599	809
NewDay Funding, (United Kingdom), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.18%), 5.15%, 03/15/2032 (aa)	GBP	534	724
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029		1,000	1,012
Total Credit Card ABS			15,169

Other ABS — 2.3%
Asimi Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.00%), 4.97%, 09/16/2031 (aa)	GBP	8	11
Brignole Co., (Italy), Series 2024, Class A, Reg. S, (EURIBOR 1 Month + 0.78%), 2.67%, 02/24/2042 (aa)	EUR	361	426
CNH Equipment Trust,
Series 2024-A, Class A3, 4.77%, 06/15/2029		479	483
Series 2024-C, Class A3, 4.03%, 01/15/2030		275	276
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (e)		1,179	1,181
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (e)		933	936
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (CME Term SOFR 3 Month + 1.21%), 5.54%, 07/18/2030 (e) (aa)		441	441
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2, 5.12%, 03/25/2060 (e)		318	319
Kubota Credit Owner Trust,
Series 2025-1A, Class A2, 4.61%, 12/15/2027 (e)		296	297
Series 2025-1A, Class A3, 4.67%, 06/15/2029 (e)		599	608
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 5.61%, 10/15/2032 (e) (aa)		248	248
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, (United States 30 Day Average SOFR + 1.50%), 5.87%, 09/15/2036 (e) (aa)		1,452	1,467
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A1, 4.25%, 09/15/2026 (e)		2,100	2,100
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2, 4.94%, 10/20/2028 (e)		1,000	1,008
Rockford Tower CLO 2017-3 Ltd., (Cayman Islands), Series 2017-3A, Class A, (CME Term SOFR 3 Month + 1.45%), 5.78%, 10/20/2030 (e) (aa)		51	51
SC Germany SA Compartment Consumer, (Germany), Series 2025-1, Class B, Reg. S, (EURIBOR 1 Month + 0.95%), 2.83%, 12/14/2038 (aa)	EUR	200	236
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (EURIBOR 1 Month + 1.75%), 3.63%, 11/14/2034 (aa)	EUR	61	72
TAGUS—Sociedade de Titularizacao de Creditos SA / Viriato Finance No. 1, (Portugal), Series 1, Class B, Reg. S, (EURIBOR 1 Month + 0.95%), 2.85%, 10/28/2040 (aa)	EUR	147	172
TCI-Symphony CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class AR2, (CME Term SOFR 3 Month + 1.28%), 5.60%, 10/13/2032 (e) (aa)		138	139
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, 06/21/2050 (e)		435	438

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Other ABS — continued
Verizon Master Trust,
Series 2024-1, Class A1A, 5.00%, 12/20/2028		1,700	1,703
Series 2024-1, Class A1B, (United States 30 Day Average SOFR + 0.65%), 5.03%, 12/20/2028 (aa)		1,578	1,579
Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 5.06%, 08/20/2030 (aa)		1,000	1,005
Series 2025-1, Class A, 4.71%, 01/21/2031		1,500	1,526
VOYA CLO 2017-2, (Cayman Islands), Series 2017-2A, Class A1R, (CME Term SOFR 3 Month + 1.24%), 5.56%, 06/07/2030 (e) (aa)		17	17
Youni Italy Srl, (Italy), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.88%), 2.75%, 04/25/2034 (aa)	EUR	333	392
Total Other ABS			17,131

Student Loan ABS — 1.4%
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		520	466
Navient Private Education Loan Trust,
Series 2016-AA, Class A2A, 3.91%, 12/15/2045 (e)		357	356
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 4.98%, 12/15/2059 (aa)		82	82
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 5.16%, 11/15/2068 (e) (aa)		935	932
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B, (CME Term SOFR 1 Month + 1.16%), 5.31%, 12/15/2059 (e) (aa)		177	177
Series 2019-GA, Class A, 2.40%, 10/15/2068 (e)		76	74
Series 2020-IA, Class A1B, (CME Term SOFR 1 Month + 1.11%), 5.26%, 04/15/2069 (e) (aa)		110	109
Series 2021-DA, Class A, (Prime Rate + -1.99%), 5.51%, 04/15/2060 (e) (aa)		246	245
Navient Student Loan Trust, Series 2019-BA, Class A2B, (CME Term SOFR 1 Month + 1.09%), 5.24%, 12/15/2059 (e) (aa)		107	107
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 5.37%, 06/27/2067 (e) (aa)		439	440
Series 2021-CA, Class AFL, (CME Term SOFR 1 Month + 0.85%), 4.99%, 04/20/2062 (e) (aa)		519	518
Series 2025-BA, Class A1A, 4.84%, 05/17/2055 (e)		500	503
Series 2025-CA, Class A1B, (United States 30 Day Average SOFR + 1.35%), 0.00%, 06/22/2065 (e) (aa)		900	900
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 5.52%, 07/25/2051 (e) (aa)		31	31
SMB Private Education Loan Trust,
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 0.94%), 5.09%, 09/15/2037 (e) (aa)		260	260
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		221	208
Series 2021-A, Class A2A1, (CME Term SOFR 1 Month + 0.84%), 4.99%, 01/15/2053 (e) (aa)		1,235	1,223
Series 2021-A, Class APL, 0.00%, 01/15/2053 (e) (z)		136	134
Series 2021-D, Class A1B, (CME Term SOFR 1 Month + 0.71%), 4.86%, 03/17/2053 (e) (aa)		111	110
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.82%, 02/16/2055 (e) (aa)		1,080	1,089
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 6.22%, 05/16/2050 (e) (aa)		159	162
Series 2022-D, Class A1B, (United States 30 Day Average SOFR + 1.80%), 6.17%, 10/15/2058 (e) (aa)		1,678	1,708
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		123	126

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Student Loan ABS — continued
Series 2023-D, Class A1B, (United States 30 Day Average SOFR + 1.65%), 6.02%, 09/15/2053 (e) (aa)		734	746
Series 2024-A, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.82%, 03/15/2056 (e) (aa)		164	166
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 4.95%, 11/20/2061 (e) (aa)		60	60
Total Student Loan ABS			10,932

Total Asset-Backed Securities (Cost $118,814)			120,641

Certificates of Deposit — 0.3%
Financial — 0.3%
Banks — 0.3%
Mizuho Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.85%), 4.43%, 09/14/2026 (aa)	AUD	500	332
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.87%), 4.46%, 02/17/2026 (aa)	AUD	800	530
Sumitomo Mitsui Banking Corp., (Japan), (BBSW ASX Australian 3 Month + 1.10%), 4.79%, 11/07/2025 (aa)	AUD	2,400	1,590

Total Financial			2,452

Total Certificates of Deposit (Cost $2,405)			2,452

Collateralized Mortgage Obligations — 7.0%
Agency Collateral CMO — 5.5%
FHLMC REMICS,
Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 5.25%, 04/15/2049 (aa)		368	369
Series 5480, Class FG, (United States 30 Day Average SOFR + 1.15%), 5.51%, 12/25/2054 (aa)		610	612
Series 5493, Class FK, (United States 30 Day Average SOFR + 1.15%), 5.51%, 01/25/2055 (aa)		619	621
Series 5499, Class FH, (United States 30 Day Average SOFR + 1.20%), 5.56%, 02/25/2055 (aa)		333	334
Series 5508, Class DF, (United States 30 Day Average SOFR + 1.00%), 5.36%, 02/25/2055 (aa)		736	738
Series 5508, Class FC, (United States 30 Day Average SOFR + 1.00%), 5.36%, 02/25/2055 (aa)		724	726
Series 5517, Class FE, (United States 30 Day Average SOFR + 0.95%), 5.31%, 03/25/2055 (aa)		1,783	1,767
Series 5517, Class MF, (United States 30 Day Average SOFR + 0.95%), 5.31%, 03/25/2055 (aa)		682	685
Series 5528, Class FA, (United States 30 Day Average SOFR + 0.87%), 5.23%, 04/25/2055 (aa)		1,402	1,402
Series 5532, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.31%, 04/25/2055 (aa)		1,472	1,474
Series 5534, Class FM, (United States 30 Day Average SOFR + 0.93%), 5.29%, 05/25/2055 (aa)		1,316	1,320
Series 5546, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.36%, 06/25/2055 (aa)		1,322	1,329
Series 5548, Class AF, (United States 30 Day Average SOFR + 1.00%), 5.36%, 06/25/2055 (aa)		1,434	1,441
Series 5549, Class CF, (United States 30 Day Average SOFR + 1.00%), 5.36%, 10/25/2052 (aa)		960	940
Series 5549, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.61%, 06/25/2055 (aa)		1,357	1,366
Series 5560, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.36%, 06/25/2055 (aa)		577	581
Series 5564, Class FB, (United States 30 Day Average SOFR + 1.20%), 5.56%, 08/25/2055 (aa)		1,189	1,195
Series 5565, Class FA, (United States 30 Day Average SOFR + 1.15%), 5.51%, 08/25/2055 (aa)		784	787
Series 5565, Class FB, (United States 30 Day Average SOFR + 0.95%), 5.31%, 08/25/2055 (aa)		496	496
Series 5567, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.36%, 08/25/2055 (aa)		1,170	1,176

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
FNMA REMICS,
Series 2016-3, Class FB, (United States 30 Day Average SOFR + 0.46%), 4.82%, 02/25/2046 (aa)	616	613
Series 2018-82, Class W, 6.36%, 11/25/2058 (z)	174	178
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 5.26%, 05/25/2050 (aa)	971	968
Series 2022-8, Class D, 2.00%, 08/25/2038	872	816
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.15%, 01/25/2051 (aa)	721	722
Series 2024-95, Class KF, (United States 30 Day Average SOFR + 1.10%), 5.46%, 12/25/2054 (aa)	356	355
Series 2024-100, Class FA, (United States 30 Day Average SOFR + 1.10%), 5.46%, 06/25/2054 (aa)	645	647
Series 2024-101, Class FB, (United States 30 Day Average SOFR + 1.10%), 5.46%, 01/25/2055 (aa)	751	752
Series 2024-103, Class FC, (United States 30 Day Average SOFR + 1.15%), 5.51%, 01/25/2055 (aa)	898	902
Series 2024-104, Class FA, (United States 30 Day Average SOFR + 1.05%), 5.41%, 01/25/2055 (aa)	902	903
Series 2025-1, Class FD, (United States 30 Day Average SOFR + 1.20%), 5.56%, 02/25/2055 (aa)	333	335
Series 2025-6, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.61%, 02/25/2055 (aa)	427	430
Series 2025-18, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.31%, 11/25/2053 (aa)	701	703
Series 2025-18, Class FM, (United States 30 Day Average SOFR + 0.90%), 5.26%, 09/25/2054 (aa)	3,656	3,660
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 5.12%, 12/20/2064 (aa)	523	523
Series 2017-H02, Class FH, (CME Term SOFR 1 Year + 1.22%), 5.45%, 01/20/2067 (aa)	536	541
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 4.82%, 08/20/2065 (aa)	153	153
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 4.81%, 05/20/2044 (aa)	225	221
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 5.89%, 06/20/2071 (aa)	1,323	1,353
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)	746	661
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 4.74%, 01/20/2072 (aa)	680	668
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.29%, 01/20/2073 (aa)	488	489
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 5.39%, 05/20/2073 (aa)	1,582	1,598
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 4.69%, 09/20/2073 (aa)	616	613
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.49%, 11/20/2073 (aa)	458	464
Series 2024-13, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.34%, 01/20/2054 (aa)	133	134

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.29%, 01/20/2074 (aa)		954	957
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 5.32%, 01/20/2074 (aa)		913	917
Series 2025-H, Class BOS, (United States 30 Day Average SOFR + 0.77%), 5.16%, 07/20/2065 (e) (aa)		250	250
Series 2025-HX, Class HX, (United States 30 Day Average SOFR + 0.78%), 4.92%, 10/01/2055 (e) (aa)		250	250
Total Agency Collateral CMO			41,135

Agency Collateral PAC CMO — 0.1%
FHLMC REMICS, Series 5584, Class DF, (United States 30 Day Average SOFR + 0.90%), 5.25%, 10/25/2055 (aa)		500	500
GNMA,
Series 2017-121, Class PE, 3.00%, 07/20/2046		76	75
Series 2025-89, Class PF, (United States 30 Day Average SOFR + 0.95%), 5.34%, 05/20/2055 (aa)		296	298
Total Agency Collateral PAC CMO			873

WL Collateral CMO — 1.4%
Atlas Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 4.82%, 09/20/2061 (aa)	GBP	439	594
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 4.89%, 12/28/2049 (e) (aa)	GBP	534	719
Braccan Mortgage Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.84%), 4.83%, 02/15/2067 (aa)	GBP	735	993
Citadel plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.02%), 4.99%, 04/28/2060 (aa)	GBP	731	987
CSMC Trust, Series 2021-RPL4, Class A1, 4.14%, 12/27/2060 (e) (z)		234	233
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (EURIBOR 3 Month + 0.75%), 2.70%, 10/28/2059 (aa)	EUR	566	666
Economic Master Issuer plc, (United Kingdom), Series 2023-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.56%), 4.53%, 06/25/2074 (aa)	GBP	204	274
FIRSTMAC MORTGAGE FUNDING TRUST NO. 4, (Australia), Series 2024-4, Class A1, Reg. S, (BBSW ASX Australian 1 Month + 1.08%), 4.62%, 02/18/2056 (aa)	AUD	346	229
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		204	192
Holmes Master Issuer plc, (United Kingdom), Series 2023-1X, Class A1, Reg. S, (SONIA Interest Rate Benchmark + 0.58%), 4.57%, 10/15/2072 (aa)	GBP	666	898
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 5.75%, 07/25/2061 (e)		912	911
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		233	214
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		76	74
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		205	196
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		253	242
Progress Trust, (Australia), Series 2020-1, Class A, (BBSW ASX Australian 1 Month + 1.00%), 4.54%, 01/21/2051 (aa)	AUD	270	179
SAPPHIRE XXXII SERIES TRUST, (Australia), Series 2025-1, Class A1L, Reg. S, (BBSW ASX Australian 1 Month + 1.10%), 4.64%, 06/14/2066 (aa)	AUD	1,050	696

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Silverstone Master Issuer plc, (United Kingdom), Series 2023-1, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.50%), 4.55%, 01/21/2070 (aa)	GBP	635	856
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		83	81
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		50	47
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		128	121
Towd Point Mortgage Funding 2024 - Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 4.98%, 07/20/2053 (e) (aa)	GBP	721	972
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 5.27%, 05/25/2058 (e) (aa)		141	144
Triton Bond Trust in respect of Series 1, (Australia), Series 2021-2, Class A1AU, (BBSW ASX Australian 1 Month + 0.70%), 4.26%, 02/09/2053 (aa)	AUD	204	135
Total WL Collateral CMO			10,653

Total Collateralized Mortgage Obligations (Cost $52,393)			52,661

Commercial Mortgage-Backed Securities — 2.4%
Commercial MBS — 2.4%
ARES Trust, Series 2025-IND3, Class A, (CME Term SOFR 1 Month + 1.50%), 5.65%, 04/15/2042 (e) (aa)		405	405
BAY Mortgage Trust, Series 2025-LIVN, Class A, (CME Term SOFR 1 Month + 1.80%), 5.95%, 05/15/2035 (e) (aa)		514	515
BBCMS Mortgage Trust, Series 2024-5C31, Class A3, 5.61%, 12/15/2057		500	522
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.63%, 12/15/2057 (z)		500	521
BMP, Series 2024-MF23, Class A, (CME Term SOFR 1 Month + 1.37%), 5.52%, 06/15/2041 (e) (aa)		690	691
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.51%, 09/15/2036 (e) (aa)		500	484
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A, (CME Term SOFR 1 Month + 2.11%), 6.26%, 06/15/2027 (e) (aa)		800	804
Series 2024-BRBK, Class A, (CME Term SOFR 1 Month + 2.88%), 7.03%, 10/15/2041 (e) (aa)		241	243
Series 2024-MF, Class A, (CME Term SOFR 1 Month + 1.44%), 5.59%, 02/15/2039 (e) (aa)		947	948
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 5.59%, 02/15/2039 (e) (aa)		850	851
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 5.54%, 03/15/2041 (e) (aa)		310	310
BX Trust,
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 5.59%, 04/15/2041 (e) (aa)		118	119
Series 2024-PAT, Class A, (CME Term SOFR 1 Month + 2.09%), 6.24%, 03/15/2041 (e) (aa)		270	270
Series 2024-VLT4, Class A, (CME Term SOFR 1 Month + 1.49%), 5.64%, 06/15/2041 (e) (aa)		400	400
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 5.14%, 02/15/2039 (e) (aa)		530	522
COMM Mortgage Trust, Series 2024-WCL1, Class A, (CME Term SOFR 1 Month + 1.84%), 5.99%, 06/15/2041 (e) (aa)		420	419
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 5.79%, 08/15/2041 (e) (aa)		220	220
CSMC, Series 2021-BHAR, Class A, (CME Term SOFR 1 Month + 1.26%), 5.42%, 11/15/2038 (e) (aa)		699	694
ELM Trust,
Series 2024-ELM, Class A10, 5.99%, 06/10/2039 (e) (z)		800	808
Series 2024-ELM, Class A15, 5.99%, 06/10/2039 (e) (z)		800	805
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (CME Term SOFR 1 Month + 1.35%), 5.50%, 03/15/2042 (e) (aa)		624	624

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
INV Mortgage Trust, Series 2024-IND, Class A, (CME Term SOFR 1 Month + 1.74%), 5.89%, 11/15/2041 (e) (aa)		190	189
LUX, Series 2023-LION, Class A, (CME Term SOFR 1 Month + 2.69%), 6.84%, 08/15/2040 (e) (aa)		185	187
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 09/10/2039 (e)		255	243
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 5.22%, 12/15/2034 (e) (aa)		1,130	1,130
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 5.27%, 05/15/2036 (e) (aa)		700	379
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 5.56%, 03/15/2039 (e) (aa)		1,100	1,100
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%, 03/10/2033 (e) (z)		504	503
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class A, (CME Term SOFR 1 Month + 1.20%), 5.35%, 03/15/2035 (e) (aa)		285	284
SMRT, Series 2022-MINI, Class A, (CME Term SOFR 1 Month + 1.00%), 5.15%, 01/15/2039 (e) (aa)		350	350
Taurus 2025-2 UK DAC, (Ireland), Series 2025-UK2X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.50%), 5.49%, 02/18/2035 (aa)	GBP	308	415
Thunder Logistics DAC, (Ireland), Series 2024-1X, Class A, Reg. S, (EURIBOR 3 Month + 1.50%), 3.54%, 11/17/2036 (aa)	EUR	299	351
UK Logistics DAC, (Ireland), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.65%), 5.64%, 05/17/2034 (aa)	GBP	202	272
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (EURIBOR 3 Month + 1.30%), 3.32%, 02/27/2033 (aa)	EUR	1,000	1,178
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/2035 (e) (z)		438	444
Total Commercial MBS			18,200

Total Commercial Mortgage-Backed Securities (Cost $18,314)			18,200

Corporate Bonds — 51.4%
Basic Materials — 0.9%
Iron/Steel — 0.2%
Steel Dynamics, Inc., 1.65%, 10/15/2027		1,310	1,246

Mining — 0.7%
Glencore Funding LLC,
1.63%, 04/27/2026 (e)		2,900	2,856
3.88%, 10/27/2027 (e)		747	741
6.13%, 10/06/2028 (e)		1,935	2,032

			5,629

Total Basic Materials			6,875

Communications — 5.1%
Internet — 0.1%
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		400	399

Media — 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.25%, 01/15/2029		830	772
4.20%, 03/15/2028		1,285	1,279
Comcast Corp.,
3.15%, 03/01/2026		1,402	1,397
5.35%, 11/15/2027		865	889

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Media — continued
Fox Corp., 4.71%, 01/25/2029	300	304

		4,641

Telecommunications — 4.4%
AT&T, Inc.,
1.70%, 03/25/2026	1,610	1,591
2.30%, 06/01/2027	3,045	2,956
2.95%, 07/15/2026	1,410	1,397
KT Corp., (South Korea), 4.38%, 01/03/2029 (e)	1,500	1,507
NTT Finance Corp., (Japan),
1.16%, 04/03/2026 (e)	4,585	4,513
5.10%, 07/02/2027 (e)	1,100	1,118
Ooredoo International Finance Ltd., (Bermuda), 5.00%, 10/19/2025 (e)	900	900
Rogers Communications, Inc., (Canada), 3.20%, 03/15/2027	2,210	2,179
Sprint LLC, 7.63%, 03/01/2026	4,000	4,009
T-Mobile USA, Inc.,
1.50%, 02/15/2026	540	534
2.25%, 02/15/2026	6,270	6,221
3.75%, 04/15/2027	3,415	3,395
4.80%, 07/15/2028	1,535	1,563
Verizon Communications, Inc., 3.00%, 03/22/2027	1,370	1,351

		33,234

Total Communications		38,274

Consumer Cyclical — 3.6%
Auto Manufacturers — 3.2%
American Honda Finance Corp.,
(United States SOFR + 0.73%), 4.93%, 03/08/2027 (aa)	1,100	1,102
(United States SOFR + 0.73%), 4.98%, 08/13/2027 (aa)	2,000	2,004
BMW US Capital LLC,
(SOFR Compounded Index + 0.78%), 4.94%, 03/19/2027 (e) (aa)	200	201
(SOFR Compounded Index + 0.80%), 5.06%, 08/13/2026 (e) (aa)	1,900	1,906
(SOFR Compounded Index + 0.92%), 5.07%, 03/21/2028 (e) (aa)	200	201
Daimler Truck Finance North America LLC, 4.65%, 10/12/2030 (e)	2,100	2,103
Ford Motor Credit Co. LLC,
2.70%, 08/10/2026	1,150	1,131
3.38%, 11/13/2025	2,245	2,241
5.80%, 03/05/2027	1,900	1,920
(United States SOFR + 2.95%), 7.15%, 03/06/2026 (aa)	300	302
Hyundai Capital America,
Reg. S, (United States SOFR + 1.04%), 5.19%, 06/24/2027 (aa)	100	101
Reg. S, (United States SOFR + 1.50%), 5.84%, 01/08/2027 (aa)	900	909
Mercedes-Benz Finance North America LLC,
4.88%, 07/31/2026 (e)	1,120	1,127
4.90%, 01/09/2026 (e)	2,080	2,083
(United States SOFR + 0.63%), 4.93%, 07/31/2026 (e) (aa)	1,400	1,404
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)	900	867
Toyota Motor Credit Corp., 4.80%, 01/05/2026	3,265	3,270
Volkswagen Group of America Finance LLC,
4.90%, 08/14/2026 (e)	600	603
(United States SOFR + 0.83%), 4.98%, 03/20/2026 (e) (aa)	500	501
(United States SOFR + 1.06%), 5.31%, 08/14/2026 (e) (aa)	480	482

		24,458

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Leisure Time — 0.3%
Royal Caribbean Cruises Ltd., (Liberia), 5.50%, 08/31/2026 (e)	2,000	2,008

Lodging — 0.1%
Las Vegas Sands Corp., 5.90%, 06/01/2027	650	663

Total Consumer Cyclical		27,129

Consumer Non-cyclical — 6.7%
Agriculture — 2.9%
Altria Group, Inc., 4.88%, 02/04/2028	4,540	4,614
BAT Capital Corp.,
3.22%, 09/06/2026	3,525	3,498
3.56%, 08/15/2027	2,455	2,431
4.70%, 04/02/2027	2,750	2,768
BAT International Finance plc, (United Kingdom), 1.67%, 03/25/2026	2,700	2,667
Imperial Brands Finance plc, (United Kingdom),
3.50%, 07/26/2026 (e)	200	199
4.50%, 06/30/2028 (e)	200	201
Japan Tobacco, Inc., (Japan), 4.85%, 05/15/2028 (e)	1,850	1,880
Philip Morris International, Inc.,
4.13%, 04/28/2028	975	977
4.38%, 11/01/2027	870	877
5.13%, 11/17/2027	1,985	2,028

		22,140

Beverages — 0.1%
Keurig Dr Pepper, Inc., (United States SOFR + 0.58%), 4.83%, 11/15/2026 (aa)	600	600

Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/2027	1,640	1,601
Illumina, Inc., 5.80%, 12/12/2025	300	300

		1,901

Commercial Services — 0.3%
Global Payments, Inc., 1.20%, 03/01/2026	2,500	2,467

Food — 0.4%
Conagra Brands, Inc., 4.85%, 11/01/2028	1,000	1,011
Mars, Inc., 4.45%, 03/01/2027 (e)	2,040	2,054

		3,065

Healthcare - Services — 2.4%
Elevance Health, Inc., 1.50%, 03/15/2026	1,875	1,854
HCA, Inc.,
3.13%, 03/15/2027	8,470	8,352
5.00%, 03/01/2028	1,040	1,059
(United States SOFR + 0.87%), 5.09%, 03/01/2028 (aa)	700	705
5.38%, 09/01/2026	2,000	2,009
5.88%, 02/15/2026	1,400	1,402
Humana, Inc., 1.35%, 02/03/2027	900	867
Roche Holdings, Inc., 2.63%, 05/15/2026 (e)	1,866	1,850

		18,098

Pharmaceuticals — 0.3%
Bayer US Finance II LLC, 4.25%, 12/15/2025 (e)	2,200	2,198

Total Consumer Non-cyclical		50,469

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Energy — 4.5%
Oil & Gas — 1.9%
BP Capital Markets America, Inc., 3.02%, 01/16/2027		955	945
Canadian Natural Resources Ltd., (Canada), 3.85%, 06/01/2027		1,300	1,292
Diamondback Energy, Inc., 5.20%, 04/18/2027		4,855	4,925
EQT Corp.,
3.90%, 10/01/2027		2,560	2,543
5.70%, 04/01/2028		1,325	1,370
6.50%, 07/01/2027		1,906	1,951
Occidental Petroleum Corp., 5.00%, 08/01/2027		830	839

			13,865

Pipelines — 2.6%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027		4,390	4,438
Enbridge, Inc., (Canada), 5.25%, 04/05/2027		1,295	1,315
ONEOK, Inc., 5.55%, 11/01/2026		2,220	2,248
Sabine Pass Liquefaction LLC,
4.20%, 03/15/2028		1,215	1,214
5.00%, 03/15/2027		7,610	7,657
5.88%, 06/30/2026		973	976
Targa Resources Corp., 5.20%, 07/01/2027		1,990	2,022

			19,870

Total Energy			33,735

Financial — 20.6%
Banks — 17.7%
ABN AMRO Bank NV, (Netherlands),
(SOFR Compounded Index + 1.00%), 5.21%, 12/03/2028 (e) (aa)		300	301
(CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (aa)		1,900	1,901
Banco Santander SA, (Spain), (United States SOFR + 1.12%), 5.45%, 07/15/2028 (aa)		1,000	1,006
Bank of America Corp.,
(CME Term SOFR 3 Month + 1.77%), 3.71%, 04/24/2028 (aa)		1,105	1,098
(United States SOFR + 1.11%), 4.62%, 05/09/2029 (aa)		875	886
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		2,815	2,856
(United States SOFR + 1.29%), 5.08%, 01/20/2027 (aa)		3,785	3,792
(United States SOFR + 1.34%), 5.93%, 09/15/2027 (aa)		4,360	4,432
(United States SOFR + 1.99%), 6.20%, 11/10/2028 (aa)		1,290	1,345
Bank of Montreal, (Canada), (SOFR Compounded Index + 0.88%), 5.06%, 09/10/2027 (aa)		300	301
Bank of Queensland Ltd., (Australia), (BBSW ASX Australian 3 Month + 1.10%), 4.81%, 10/29/2025 (aa)	AUD	700	464
Banque Federative du Credit Mutuel SA, (France), 5.90%, 07/13/2026 (e)		1,300	1,318
Barclays plc, (United Kingdom),
(United States SOFR + 2.21%), 5.83%, 05/09/2027 (aa)		500	504
(United States SOFR + 1.88%), 6.06%, 09/13/2027 (aa)		500	505
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		1,100	1,103
BNP Paribas SA, (France), (United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		800	793
BPCE SA, (France),
(United States SOFR + 1.52%), 1.65%, 10/06/2026 (e) (aa)		1,000	1,000
(SOFR Compounded Index + 1.98%), 6.29%, 10/19/2027 (e) (aa)		800	810
Canadian Imperial Bank of Commerce, (Canada),
4.88%, 01/14/2030 (e)		1,000	1,035
(United States SOFR + 0.80%), 5.00%, 09/08/2028 (aa)		200	200
(United States SOFR + 0.72%), 5.05%, 01/13/2028 (aa)		1,000	1,001

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Citibank NA,
4.58%, 05/29/2027		4,300	4,339
4.93%, 08/06/2026		625	630
(SOFR Compounded Index + 1.06%), 5.26%, 12/04/2026 (aa)		800	806
Citigroup, Inc.,
(CME Term SOFR 3 Month + 1.41%), 3.52%, 10/27/2028 (aa)		1,670	1,648
(CME Term SOFR 3 Month + 1.65%), 3.67%, 07/24/2028 (aa)		1,250	1,239
(United States SOFR + 1.14%), 4.64%, 05/07/2028 (aa)		6,115	6,157
(United States SOFR + 0.87%), 4.79%, 03/04/2029 (aa)		850	861
Cooperatieve Rabobank UA, (Netherlands), (CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)		2,100	2,043
Credit Agricole SA, (France),
(United States SOFR + 0.87%), 5.05%, 03/11/2027 (e) (aa)		1,400	1,406
Reg. S, (United States SOFR + 0.87%), 5.05%, 03/11/2027 (aa)		500	502
Deutsche Bank AG, (Germany),
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (f) (aa)		1,300	1,295
(United States SOFR + 1.22%), 5.47%, 11/16/2027 (aa)		500	502
(United States SOFR + 2.52%), 7.15%, 07/13/2027 (aa)		1,100	1,124
DNB Bank ASA, (Norway), (SOFR Compounded Index + 1.95%), 5.90%, 10/09/2026 (e) (aa)		600	600
Goldman Sachs Bank USA,
(United States SOFR + 0.75%), 4.99%, 05/21/2027 (aa)		2,000	2,006
(United States SOFR + 0.78%), 5.28%, 03/18/2027 (aa)		2,110	2,119
(United States SOFR + 0.75%), 5.41%, 05/21/2027 (aa)		1,030	1,038
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		2,525	2,509
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		2,325	2,271
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		985	964
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)		2,040	2,025
(United States SOFR + 1.32%), 4.94%, 04/23/2028 (aa)		7,050	7,133
(United States SOFR + 1.77%), 6.48%, 10/24/2029 (aa)		840	894
HSBC Holdings plc, (United Kingdom), (United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		2,990	3,030
ING Bank Australia Ltd., (Australia), (BBSW ASX Australian 3 Month + 0.98%), 4.56%, 12/08/2025 (aa)	AUD	700	464
ING Groep NV, (Netherlands), (SOFR Compounded Index + 1.01%), 5.16%, 04/01/2027 (aa)		500	501
Intesa Sanpaolo SpA, (Italy), 7.00%, 11/21/2025 (e)		1,000	1,004
Lloyds Banking Group plc, (United Kingdom), (SOFR Compounded Index + 1.56%), 5.84%, 08/07/2027 (aa)		800	807
Morgan Stanley,
(United States SOFR + 1.38%), 4.99%, 04/12/2029 (aa)		1,330	1,356
(United States SOFR + 1.01%), 5.65%, 04/13/2028 (aa)		2,165	2,214
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		1,265	1,318
Morgan Stanley Bank NA,
(United States SOFR + 0.68%), 4.45%, 10/15/2027 (aa)		1,010	1,012
(United States SOFR + 1.08%), 4.95%, 01/14/2028 (aa)		4,825	4,873
(United States SOFR + 0.93%), 4.97%, 07/14/2028 (aa)		1,095	1,111
(United States SOFR + 0.69%), 5.01%, 10/15/2027 (aa)		2,500	2,506
(United States SOFR + 0.87%), 5.50%, 05/26/2028 (aa)		1,090	1,114
5.88%, 10/30/2026		1,465	1,494
Morgan Stanley Private Bank NA, (United States SOFR + 0.77%), 4.47%, 07/06/2028 (aa)		1,125	1,131

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
National Australia Bank Ltd., (Australia), 4.75%, 12/10/2025		1,450	1,451
National Bank of Canada, (Canada),
(SOFR Compounded Index + 0.90%), 5.05%, 03/25/2027 (aa)		1,000	1,001
(SOFR Compounded Index + 1.03%), 5.38%, 07/02/2027 (aa)		900	903
NatWest Group plc, (United Kingdom), (CMT Index 1 Year + 2.85%), 7.47%, 11/10/2026 (aa)		1,200	1,204
NatWest Markets plc, (United Kingdom),
(United States SOFR + 0.90%), 5.15%, 05/17/2027 (e) (aa)		1,000	1,006
5.42%, 05/17/2027 (e)		700	715
Nordea Bank Abp, (Finland), (United States SOFR + 0.74%), 4.90%, 03/19/2027 (e) (aa)		1,200	1,206
PNC Bank NA, (United States SOFR + 0.50%), 4.78%, 01/15/2027 (aa)		2,000	2,003
Royal Bank of Canada, (Canada),
(SOFR Compounded Index + 0.82%), 4.97%, 03/27/2028 (aa)		2,300	2,308
(SOFR Compounded Index + 0.72%), 5.03%, 10/18/2027 (aa)		200	201
(SOFR Compounded Index + 1.08%), 5.39%, 07/20/2026 (aa)		2,000	2,011
Santander Holdings USA, Inc., (United States SOFR + 1.23%), 6.12%, 05/31/2027 (aa)		965	975
Santander UK Group Holdings plc, (United Kingdom), (United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		1,000	1,003
Shinhan Bank Co. Ltd., (South Korea), Reg. S, (BBSW ASX Australian 3 Month + 1.95%), 5.54%, 11/16/2025 (aa)	AUD	3,000	1,989
Societe Generale SA, (France), (CMT Index 1 Year + 1.10%), 1.49%, 12/14/2026 (e) (aa)		400	398
Standard Chartered plc, (United Kingdom), (CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		400	396
Sumitomo Mitsui Financial Group, Inc., (Japan), (United States SOFR + 1.30%), 5.63%, 07/13/2026 (aa)		400	403
Sumitomo Mitsui Trust Bank Ltd., (Japan),
(United States SOFR + 1.15%), 5.33%, 09/14/2026 (e) (aa)		300	302
Reg. S, (United States SOFR + 1.15%), 5.33%, 09/14/2026 (aa)		1,300	1,310
Svenska Handelsbanken AB, (Sweden), (BBSW ASX Australian 3 Month + 0.45%), 4.03%, 03/04/2026 (aa)	AUD	500	331
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,400	2,445
Synchrony Bank, 5.63%, 08/23/2027		1,460	1,491
UBS AG, (Switzerland), Reg. S, (BBSW ASX Australian 3 Month + 0.50%), 4.05%, 02/26/2026 (aa)	AUD	900	596
UBS Group AG, (Switzerland),
(SOFR Compounded Index + 0.98%), 1.31%, 02/02/2027 (e) (aa)		1,300	1,287
(CMT Index 1 Year + 1.60%), 6.33%, 12/22/2027 (e) (aa)		1,435	1,471
US Bancorp, (United States SOFR + 1.66%), 4.55%, 07/22/2028 (aa)		1,400	1,411
Wells Fargo & Co.,
(United States SOFR + 0.78%), 5.08%, 01/24/2028 (aa)		1,000	1,002
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		3,180	3,253
Series W, (United States SOFR + 0.78%), 4.90%, 01/24/2028 (aa)		5,025	5,072

			133,841

Diversified Financial Services — 1.2%
Air Lease Corp., 2.88%, 01/15/2026		300	299
Aircastle Ltd., (Bermuda), 4.25%, 06/15/2026		1,000	999
American Express Co., (United States SOFR + 0.93%), 5.04%, 07/26/2028 (aa)		2,140	2,177
Aviation Capital Group LLC, 4.88%, 10/01/2025 (e)		1,200	1,200
Capital One Financial Corp., (United States SOFR + 0.86%), 1.88%, 11/02/2027 (aa)		2,115	2,061
Nomura Holdings, Inc., (Japan), 5.71%, 01/09/2026		1,200	1,205
Synchrony Financial, (United States SOFR + 1.40%), 5.02%, 07/29/2029 (aa)		1,315	1,326

			9,267

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — 1.7%
Arthur J Gallagher & Co., 4.60%, 12/15/2027		885	894
Athene Global Funding, (SOFR Compounded Index + 1.00%), 5.16%, 09/18/2028 (e) (aa)		2,200	2,205
F&G Global Funding, 1.75%, 06/30/2026 (e)		1,900	1,863
Jackson National Life Global Funding,
(United States SOFR + 0.95%), 5.13%, 09/12/2028 (e) (aa)		400	402
5.60%, 04/10/2026 (e)		700	705
MassMutual Global Funding II, 5.10%, 04/09/2027 (e)		835	848
New York Life Global Funding, 5.45%, 09/18/2026 (e)		3,790	3,844
Protective Life Global Funding, 4.34%, 09/13/2027 (e)		1,320	1,327
Sammons Financial Group Global Funding, (United States SOFR + 0.85%), 5.06%, 09/02/2027 (e) (aa)		300	300

			12,388

Total Financial			155,496

Industrial — 3.3%
Aerospace/Defense — 2.2%
BAE Systems plc, (United Kingdom), 5.00%, 03/26/2027 (e)		4,020	4,067
Boeing Co. (The), 2.20%, 02/04/2026		2,700	2,679
L3Harris Technologies, Inc.,
4.40%, 06/15/2028		425	428
5.40%, 01/15/2027		3,890	3,954
Northrop Grumman Corp., 3.25%, 01/15/2028		745	733
RTX Corp.,
2.65%, 11/01/2026		2,000	1,969
3.13%, 05/04/2027		1,055	1,040
5.75%, 11/08/2026		1,580	1,607

			16,477

Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd, (Australia), Reg. S, 3.63%, 04/28/2026		1,700	1,692

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp., 3.60%, 08/12/2027		1,475	1,469

Miscellaneous Manufacturers — 0.0% (g)
Dyno Nobel Ltd., (Australia), Reg. S, 4.30%, 03/18/2026	AUD	700	463

Packaging & Containers — 0.3%
Berry Global, Inc.,
1.57%, 01/15/2026		1,300	1,289
4.88%, 07/15/2026 (e)		838	838

			2,127

Transportation — 0.4%
CSX Corp., 2.60%, 11/01/2026		680	670
Norfolk Southern Corp., 2.90%, 06/15/2026		1,255	1,244
United Parcel Service, Inc., 3.05%, 11/15/2027		1,180	1,161

			3,075

Total Industrial			25,303

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Technology — 3.4%
Computers — 0.4%
Dell International LLC / EMC Corp.,
4.90%, 10/01/2026	1,600	1,609
6.02%, 06/15/2026	1,000	1,008

		2,617

Semiconductors — 1.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd., (Multinational), 3.88%, 01/15/2027	1,000	999
Broadcom, Inc.,
3.15%, 11/15/2025	3,375	3,370
3.46%, 09/15/2026	1,740	1,732
5.05%, 07/12/2027	1,165	1,185
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational), 4.40%, 06/01/2027	1,060	1,064

		8,350

Software — 1.9%
Oracle Corp.,
1.65%, 03/25/2026	2,690	2,659
2.65%, 07/15/2026	3,490	3,449
2.80%, 04/01/2027	2,380	2,334
3.25%, 11/15/2027	1,100	1,081
Synopsys, Inc., 4.55%, 04/01/2027	2,965	2,983
VMware LLC, 1.40%, 08/15/2026	1,990	1,946

		14,452

Total Technology		25,419

Utilities — 3.3%
Electric — 3.3%
DTE Electric Co., 4.25%, 05/14/2027	130	131
Duke Energy Corp.,
2.65%, 09/01/2026	2,489	2,459
5.00%, 12/08/2027	2,885	2,939
Edison International, 4.13%, 03/15/2028	1,280	1,257
Enel Finance International NV, (Netherlands), 1.63%, 07/12/2026 (e)	500	490
Eversource Energy, 5.45%, 03/01/2028	1,100	1,130
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	3,655	3,633
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (e)	1,146	1,172
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (e)	715	687
Fortis, Inc., (Canada), 3.06%, 10/04/2026	300	297
Jersey Central Power & Light Co., 4.30%, 01/15/2026 (e)	300	300
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/2028	1,195	1,213
NextEra Energy Capital Holdings, Inc.,
3.55%, 05/01/2027	1,545	1,533
4.85%, 02/04/2028	865	880
Pacific Gas and Electric Co.,
2.95%, 03/01/2026	1,500	1,489
3.15%, 01/01/2026	1,000	997
Southern California Edison Co.,
4.40%, 09/06/2026	1,195	1,197
4.90%, 06/01/2026	800	802
Series 20C, 1.20%, 02/01/2026	1,400	1,384

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Southern Co. (The), 5.11%, 08/01/2027		1,105	1,124

Total Utilities			25,114

Total Corporate Bonds (Cost $385,316)			387,814

Foreign Government Security — 0.2%
Sovereign — 0.2%
Saudi Government International Bond, (Saudi Arabia), 5.13%, 01/13/2028 (e) (Cost $1,927)		2,000	2,043

Mortgage-Backed Security — 0.6%
UMBS Collateral — 0.6%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 11/01/2050 (w) (Cost $4,441)		4,400	4,435

U.S. Treasury Obligations — 1.5%
Sovereign — 1.5%
U.S. Treasury Inflation Indexed Note, 2.13%, 04/15/2029 (ii)		1,316	1,359
U.S. Treasury Note, 1.63%, 02/15/2026		10,000	9,914
Total Sovereign			11,273

Total U.S. Treasury Obligations (Cost $11,221)			11,273

Short-Term Investments — 19.8%
Certificates of Deposit — 4.7%
Bayerische Landesbank, (Germany), 4.30%, 03/12/2026 (n)		4,500	4,504
BNP Paribas SA, (France), 4.21%, 03/10/2026 (n)		3,125	3,126
Landesbank Hessen-Thueringen Girozentrale, 4.33%, 03/12/2026 (n)		4,000	4,003
Mizuho Bank Ltd., 4.34%, 03/13/2026 (n)		4,000	4,003
Natixis SA, (France)
4.21%, 03/10/2026 (n)		4,000	4,001
4.40%, 01/26/2026 (n)		5,000	5,004
Raiffeisen-Boerenleen Bank B.A., (Netherlands), 4.57%, 10/20/2025 (n)		4,500	4,501
Standard Chartered Bank, 4.60%, 01/15/2026 (n)		2,395	2,397
Toronto-Dominion Bank (The), 4.50%, 10/07/2025 (n)		4,000	4,000

Total Certificates of Deposit			35,539

Commercial Papers — 1.6%
Air Lease Corp., 4.58%, 10/14/2025 (e) (n)		1,900	1,897
BofA Securities, Inc., 4.44%, 02/25/2026 (e) (n)		2,000	1,967
Canadian Imperial Bank of Commerce, 4.55%, 02/12/2026 (e) (n)		2,500	2,462
Eversource Energy, 4.52%, 10/07/2025 (e) (n)		2,200	2,198
Standard Chartered Bank, 4.60%, 02/11/2026 (e) (n)		4,000	3,939

Total Commercial Papers			12,463

Foreign Government Securities — 3.4%
Canadian Treasury Bills, (Canada)
2.40%, 02/11/2026 (n)	CAD	14,760	10,511
2.62%, 01/28/2026 (n)	CAD	21,000	14,969

Total Foreign Government Securities			25,480

Repurchase Agreement — 0.8%
BNP Paribas SA, 4.25%, dated 9/30/2025, due 10/01/2025, repurchase price $6,300, collateralized by U.S. Treasury Inflation Indexed Note, 2.13%, due 04/15/2029, with a value of $6,231		6,300	6,300

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Time Deposits — 2.6%
Australia & New Zealand Banking Group Ltd., 2.35%, 10/01/2025	AUD	83		55
Brown Brothers Harriman & Co., 1.49%, 10/01/2025	NZD	—	(h)	—	(h)
Citibank NA,
0.79%, 10/01/2025	EUR	395		463
2.92%, 10/01/2025	GBP	181		244
3.44%, 10/01/2025		18,447		18,447
Royal Bank of Canada, 1.33%, 10/01/2025	CAD	103		74
Sumitomo Mitsui Banking Corp.,
0.12%, 10/01/2025	JPY	77		—	(h)
3.44%, 10/01/2025		188		188
Sumitomo Mitsui Trust Bank Ltd., 3.44%, 10/01/2025		187		187

Total Time Deposits				19,658

U.S. Treasury Obligations — 6.7%
U.S. Treasury Bills
3.81%, 05/14/2026 (n)		10,000		9,773
3.98%, 03/19/2026 (n)		16,000		15,720
4.07%, 02/19/2026 (n)		4,550		4,483
4.26%, 10/21/2025 (n)		16,000		15,964
4.27%, 10/16/2025 (n)		4,400		4,393

Total U.S. Treasury Obligations				50,333

Total Short-Term Investments (Cost $149,853)				149,773

Total Investments — 99.2% (Cost - $744,684)				749,292
Other Assets in Excess of Liabilities — 0.8%				5,481

NET ASSETS — 100.0%				$754,773

Percentages indicated are based on net assets.

Futures contracts outstanding as of September 30, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Australia 10 Year Bond	36	12/2025	AUD	2,711	(11)
Canada Government 5 Year Bond	90	12/2025	CAD	7,371	87
Long Gilt	9	12/2025	GBP	1,094	5
U.S. Treasury 5 Year Note	1,049	12/2025	USD	114,333	214

					295

Short Contracts
U.S. Treasury 2 Year Note	(583)	12/2025	USD	(121,443)	(53)
U.S. Treasury 5 Year Note	(133)	12/2025	USD	(14,537)	14
U.S. Treasury 10 Year Note	(88)	12/2025	USD	(9,856)	(44)
U.S. Treasury Ultra Bond	(22)	12/2025	USD	(2,579)	(63)
U.S. Ultra Treasury 10 Year Note	(19)	12/2025	USD	(2,187)	— (h)

					(146)

Total unrealized appreciation (depreciation)					149

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	641	USD	419	Barclays Bank plc	10/02/2025	6
USD	1,572	CAD	2,171	Barclays Bank plc	10/02/2025	12
USD	1,847	GBP	1,373	Barclays Bank plc	11/04/2025	— (h)
USD	1,491	AUD	2,235	UBS AG London	12/17/2025	11
USD	77	EUR	65	BNP Paribas	12/17/2025	— (h)
USD	14,924	EUR	12,618	Citibank, NA	12/17/2025	43
USD	7,606	GBP	5,586	Citibank, NA	12/17/2025	92
USD	160	CAD	220	Citibank, NA	01/28/2026	2
USD	15,177	CAD	20,780	Citibank, NA	01/28/2026	163

Total unrealized appreciation						329

USD	7,482	AUD	11,456	Barclays Bank plc	10/02/2025	(98)
GBP	805	USD	1,087	Barclays Bank plc	10/02/2025	(4)
USD	2,929	GBP	2,178	Barclays Bank plc	10/02/2025	(1)
USD	7,149	AUD	10,815	Barclays Bank plc	11/04/2025	(11)
USD	10,659	CAD	14,760	BNP Paribas	02/11/2026	(11)

Total unrealized depreciation						(125)

Net unrealized appreciation (depreciation)						204

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2025:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
SONIA Interest Rate Benchmark	3.75% annually	Pay	09/17/2030	GBP	1,900	(9)	(1)	(10)
United States SOFR	3.86% annually	Receive	02/28/2029	USD	5,200	—	(71)	(71)
United States SOFR	3.30% annually	Receive	02/28/2030	USD	17,841	(7)	22	15
United States SOFR	3.33% annually	Receive	02/28/2030	USD	58,219	(354)	346	(8)

Total						(370)	296	(74)

(a)	Value of floating rate index as of September 30, 2025 was as follows:

FLOATING RATE INDEX
SONIA Interest Rate Benchmark	3.97%
United States SOFR	4.24%

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025

ASX	—	Australian Stock Exchange
BBSW	—	Bank Bill Swap Rate
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2025.
TBA	—	To Be Announced
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(n)	—	The rate shown is the effective yield as of September 30, 2025.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2025.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2025.
(ii)	—	Approximately $41 of these investments are restricted as collateral for foreign currency exchange contracts to Barclays Bank plc.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 7.4%
Automobile ABS — 4.9%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		2,000	2,069
BofA Auto Trust,
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (e)		1,500	1,515
Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (e)		1,141	1,142
Capital One Prime Auto Receivables Trust, Series 2023-2, Class A3, 5.82%, 06/15/2028		954	967
CarMax Auto Owner Trust,
Series 2023-3, Class A3, 5.28%, 05/15/2028		793	799
Series 2023-4, Class A3, 6.00%, 07/17/2028		2,170	2,199
Series 2024-1, Class A2A, 5.30%, 03/15/2027		139	139
Series 2024-2, Class A2A, 5.65%, 05/17/2027		211	212
Series 2025-1, Class A3, 4.84%, 01/15/2030		500	508
Series 2025-2, Class A2A, 4.59%, 07/17/2028		2,500	2,511
Carvana Auto Receivables Trust,
Series 2023-P1, Class A4, 5.94%, 01/10/2029 (e)		1,000	1,018
Series 2024-P1, Class A3, 5.05%, 04/10/2029 (e)		1,000	1,006
Series 2024-P3, Class A2, 4.61%, 11/10/2027		193	193
Series 2024-P4, Class A3, 4.64%, 01/10/2030		500	504
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		1,160	1,168
Enterprise Fleet Financing LLC, Series 2024-4, Class A2, 4.69%, 07/20/2027 (e)		266	267
Ford Auto Securitization Trust II, (Canada), Series 2024-BA, Class A2, 3.72%, 11/15/2028 (e)	CAD	2,300	1,665
Ford Credit Auto Lease Trust, Series 2024-B, Class A2B, (United States 30 Day Average SOFR + 0.40%), 4.77%, 02/15/2027 (aa)		370	370
Ford Credit Auto Owner Trust,
Series 2024-B, Class A2A, 5.40%, 04/15/2027		521	522
Series 2024-C, Class A2A, 4.32%, 08/15/2027		1,230	1,231
Series 2025-B, Class A2A, 3.88%, 06/15/2028		1,800	1,800
GM Financial Automobile Leasing Trust,
Series 2023-3, Class A3, 5.38%, 11/20/2026		561	561
Series 2024-3, Class A2A, 4.29%, 01/20/2027		955	955
Series 2025-1, Class A2A, 4.54%, 05/20/2027		2,101	2,106
Series 2025-2, Class A2A, 4.55%, 07/20/2027		1,000	1,004
GM Financial Consumer Automobile Receivables Trust,
Series 2023-4, Class A3, 5.78%, 08/16/2028		1,049	1,061
Series 2024-4, Class A2A, 4.53%, 10/18/2027		534	535
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34%, 06/15/2028 (e)		1,100	1,110
Harley-Davidson Motorcycle Trust,
Series 2024-A, Class A2, 5.65%, 02/16/2027		23	23
Series 2024-B, Class A2, 4.62%, 08/16/2027		825	825
Series 2025-A, Class A2A, 4.71%, 07/17/2028		600	602
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		2,000	2,012
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class A2A, 4.58%, 09/15/2027 (e)		1,400	1,406
Series 2025-C, Class A2A, 4.37%, 01/18/2028 (e)		1,400	1,407
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48%, 04/17/2028		890	896
MBarc Credit Canada, Inc., (Canada), Series 2024-AA, Class A2, 5.30%, 10/15/2026 (e)	CAD	52	38
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2A, 4.57%, 12/15/2026		348	348
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51%, 11/15/2027		447	447

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Automobile ABS — continued
Nissan Auto Lease Trust,
Series 2024-B, Class A3, 4.92%, 11/15/2027	600	607
Series 2025-A, Class A2B, (United States 30 Day Average SOFR + 0.45%), 4.82%, 11/15/2027 (aa)	1,119	1,121
Oscar US Funding XV LLC, (Japan), Series 2023-1A, Class A3, 5.81%, 12/10/2027 (e)	846	850
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)	660	660
SBNA Auto Lease Trust,
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)	1,000	1,007
Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)	900	902
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3, 5.33%, 11/20/2029 (e)	1,200	1,214
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A2, 4.14%, 06/20/2028 (e)	1,400	1,401
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027	270	269
Series 2023-A, Class A3, 4.63%, 09/15/2027	96	96
Toyota Lease Owner Trust, Series 2025-A, Class A2A, 4.58%, 07/20/2027 (e)	2,099	2,106
Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A2A, 5.72%, 03/22/2027	192	192
World Omni Auto Receivables Trust, Series 2024-B, Class A2A, 5.48%, 09/15/2027	82	82
Total Automobile ABS		47,648

Credit Card ABS — 0.9%
Citibank Credit Card Issuance Trust,
Series 2017-A6, Class A6, (CME Term SOFR 1 Month + 0.88%), 5.03%, 05/14/2029 (aa)	2,000	2,018
Series 2023-A1, Class A1, 5.23%, 12/08/2027	2,300	2,304
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 08/15/2028 (e)	1,600	1,562
Golden Credit Card Trust, (Canada), Series 2022-1A, Class A, 1.97%, 01/15/2029 (e)	1,000	974
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)	600	601
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029	1,000	1,011
Total Credit Card ABS		8,470

Other ABS — 1.1%
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (e)	1,572	1,575
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (e)	1,119	1,123
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2, 5.12%, 03/25/2060 (e)	318	319
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A1, 4.25%, 09/15/2026 (e)	2,700	2,700
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2, 4.94%, 10/20/2028 (e)	1,000	1,008
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, 06/21/2050 (e)	522	526
Verizon Master Trust,
Series 2024-1, Class A1A, 5.00%, 12/20/2028	2,000	2,004
Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 5.06%, 08/20/2030 (aa)	1,100	1,105
Total Other ABS		10,360

Student Loan ABS — 0.5%
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)	567	508
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 4.98%, 12/15/2059 (aa)	137	137
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 5.16%, 11/15/2068 (e) (aa)	534	533

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Student Loan ABS — continued
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 5.37%, 06/27/2067 (e) (aa)		498	498
Series 2025-BA, Class A1A, 4.84%, 05/17/2055 (e)		700	705
Series 2025-CA, Class A1B, (United States 30 Day Average SOFR + 1.35%), 0.00%, 06/22/2065 (e) (aa)		1,200	1,200
SMB Private Education Loan Trust,
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		252	238
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 6.22%, 05/16/2050 (e) (aa)		213	216
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		123	125
Series 2023-D, Class A1B, (United States 30 Day Average SOFR + 1.65%), 6.02%, 09/15/2053 (e) (aa)		807	821
Series 2024-A, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.82%, 03/15/2056 (e) (aa)		164	166
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 4.95%, 11/20/2061 (e) (aa)		60	60
Total Student Loan ABS			5,207

Total Asset-Backed Securities (Cost $71,462)			71,685

Certificates of Deposit — 0.3%
Financial — 0.3%
Banks — 0.3%
Mizuho Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.85%), 4.43%, 09/14/2026 (aa)	AUD	600	399
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.87%), 4.46%, 02/17/2026 (aa)	AUD	1,700	1,127
Sumitomo Mitsui Banking Corp., (Japan), (BBSW ASX Australian 3 Month + 1.10%), 4.79%, 11/07/2025 (aa)	AUD	2,400	1,589

Total Financial			3,115

Total Certificates of Deposit (Cost $3,035)			3,115

Collateralized Mortgage Obligations — 5.9%
Agency Collateral CMO — 5.3%
FHLMC REMICS,
Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 5.25%, 04/15/2049 (aa)		368	369
Series 5480, Class FG, (United States 30 Day Average SOFR + 1.15%), 5.51%, 12/25/2054 (aa)		686	689
Series 5493, Class FK, (United States 30 Day Average SOFR + 1.15%), 5.51%, 01/25/2055 (aa)		707	710
Series 5499, Class FH, (United States 30 Day Average SOFR + 1.20%), 5.56%, 02/25/2055 (aa)		416	418
Series 5508, Class DF, (United States 30 Day Average SOFR + 1.00%), 5.36%, 02/25/2055 (aa)		828	830

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 5508, Class FC, (United States 30 Day Average SOFR + 1.00%), 5.36%, 02/25/2055 (aa)	815	816
Series 5516, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.26%, 03/25/2055 (aa)	1,597	1,601
Series 5517, Class FE, (United States 30 Day Average SOFR + 0.95%), 5.31%, 03/25/2055 (aa)	2,050	2,032
Series 5517, Class MF, (United States 30 Day Average SOFR + 0.95%), 5.31%, 03/25/2055 (aa)	767	770
Series 5528, Class FA, (United States 30 Day Average SOFR + 0.87%), 5.23%, 04/25/2055 (aa)	1,776	1,777
Series 5532, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.31%, 04/25/2055 (aa)	1,932	1,935
Series 5534, Class FM, (United States 30 Day Average SOFR + 0.93%), 5.29%, 05/25/2055 (aa)	1,786	1,791
Series 5546, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.36%, 06/25/2055 (aa)	1,795	1,804
Series 5549, Class CF, (United States 30 Day Average SOFR + 1.00%), 5.36%, 10/25/2052 (aa)	1,344	1,315
Series 5549, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.61%, 06/25/2055 (aa)	1,842	1,854
Series 5560, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.36%, 06/25/2055 (aa)	962	968
Series 5564, Class FB, (United States 30 Day Average SOFR + 1.20%), 5.56%, 08/25/2055 (aa)	1,585	1,593
Series 5565, Class FA, (United States 30 Day Average SOFR + 1.15%), 5.51%, 08/25/2055 (aa)	1,176	1,180
Series 5565, Class FB, (United States 30 Day Average SOFR + 0.95%), 5.31%, 08/25/2055 (aa)	496	496
Series 5567, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.36%, 08/25/2055 (aa)	1,462	1,470
FNMA REMICS,
Series 2018-82, Class W, 6.36%, 11/25/2058 (z)	174	178
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 5.26%, 05/25/2050 (aa)	1,082	1,078
Series 2022-8, Class D, 2.00%, 08/25/2038	921	861
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.15%, 01/25/2051 (aa)	721	722
Series 2024-95, Class KF, (United States 30 Day Average SOFR + 1.10%), 5.46%, 12/25/2054 (aa)	444	444
Series 2024-100, Class FA, (United States 30 Day Average SOFR + 1.10%), 5.46%, 06/25/2054 (aa)	726	728
Series 2024-101, Class FB, (United States 30 Day Average SOFR + 1.10%), 5.46%, 01/25/2055 (aa)	844	846
Series 2024-103, Class FC, (United States 30 Day Average SOFR + 1.15%), 5.51%, 01/25/2055 (aa)	988	992
Series 2024-104, Class FA, (United States 30 Day Average SOFR + 1.05%), 5.41%, 01/25/2055 (aa)	992	993

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2025-1, Class FD, (United States 30 Day Average SOFR + 1.20%), 5.56%, 02/25/2055 (aa)	333	335
Series 2025-6, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.61%, 02/25/2055 (aa)	513	516
Series 2025-18, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.31%, 11/25/2053 (aa)	788	791
Series 2025-18, Class FM, (United States 30 Day Average SOFR + 0.90%), 5.26%, 09/25/2054 (aa)	5,942	5,948
Series 2025-35, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.36%, 05/25/2055 (aa)	1,490	1,498
Series 2025-35, Class FM, (United States 30 Day Average SOFR + 1.05%), 5.41%, 05/25/2055 (aa)	289	292
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 5.12%, 12/20/2064 (aa)	523	523
Series 2017-H02, Class FH, (CME Term SOFR 1 Year + 1.22%), 5.45%, 01/20/2067 (aa)	536	541
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 4.82%, 08/20/2065 (aa)	153	153
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 4.81%, 05/20/2044 (aa)	265	260
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 5.89%, 06/20/2071 (aa)	1,406	1,437
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)	746	661
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 4.74%, 01/20/2072 (aa)	777	764
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.29%, 01/20/2073 (aa)	390	391
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 5.39%, 05/20/2073 (aa)	1,862	1,880
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 4.69%, 09/20/2073 (aa)	870	865
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.49%, 11/20/2073 (aa)	458	464
Series 2024-13, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.34%, 01/20/2054 (aa)	200	201
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.29%, 01/20/2074 (aa)	954	957
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 5.32%, 01/20/2074 (aa)	1,096	1,101
Total Agency Collateral CMO		50,838

Agency Collateral PAC CMO — 0.1%
FHLMC REMICS, Series 5584, Class DF, (United States 30 Day Average SOFR + 0.90%), 5.25%, 10/25/2055 (aa)	500	500
GNMA,
Series 2017-121, Class PE, 3.00%, 07/20/2046	91	90
Series 2025-89, Class PF, (United States 30 Day Average SOFR + 0.95%), 5.34%, 05/20/2055 (aa)	494	496
Total Agency Collateral PAC CMO		1,086

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
WL Collateral CMO — 0.5%
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 4.89%, 12/28/2049 (e) (aa)	GBP	801	1,079
CSMC Trust, Series 2021-RPL4, Class A1, 4.14%, 12/27/2060 (e) (z)		234	233
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		163	153
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 5.75%, 07/25/2061 (e)		972	972
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		272	249
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		76	74
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		184	175
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		269	257
Progress Trust, (Australia), Series 2020-1, Class A, (BBSW ASX Australian 1 Month + 1.00%), 4.54%, 01/21/2051 (aa)	AUD	338	224
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		99	97
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		144	136
Towd Point Mortgage Funding 2024 - Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 4.98%, 07/20/2053 (e) (aa)	GBP	793	1,069
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 5.27%, 05/25/2058 (e) (aa)		141	145
Triton Bond Trust in respect of Series 1, (Australia), Series 2021-2, Class A1AU, (BBSW ASX Australian 1 Month + 0.70%), 4.26%, 02/09/2053 (aa)	AUD	245	162
Total WL Collateral CMO			5,025

Total Collateralized Mortgage Obligations (Cost $56,998)			56,949

Commercial Mortgage-Backed Securities — 0.2%
Commercial MBS — 0.2%
AREIT Trust, (Cayman Islands), Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 5.64%, 01/20/2037 (e) (aa)		471	470
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.51%, 09/15/2036 (e) (aa)		500	484
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 5.22%, 12/15/2034 (e) (aa)		900	900
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 5.27%, 05/15/2036 (e) (aa)		700	379
Total Commercial MBS			2,233

Total Commercial Mortgage-Backed Securities (Cost $2,571)			2,233

Corporate Bonds — 13.9%
Communications — 0.5%
Internet — 0.1%
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		500	499

Media — 0.0% (g)
Fox Corp., 4.71%, 01/25/2029		400	405

Telecommunications — 0.4%
KT Corp., (South Korea), 4.38%, 01/03/2029 (e)		1,300	1,306
NTT Finance Corp., (Japan), 1.16%, 04/03/2026 (e)		1,300	1,279
Ooredoo International Finance Ltd., (Bermuda), 5.00%, 10/19/2025 (e)		1,100	1,100

			3,685

Total Communications			4,589

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Consumer Cyclical — 2.3%
Auto Manufacturers — 2.0%
American Honda Finance Corp.,
(United States SOFR + 0.73%), 4.93%, 03/08/2027 (aa)	1,800	1,803
(United States SOFR + 0.73%), 4.98%, 08/13/2027 (aa)	2,200	2,204
BMW US Capital LLC,
(SOFR Compounded Index + 0.78%), 4.94%, 03/19/2027 (e) (aa)	200	201
(SOFR Compounded Index + 0.80%), 5.06%, 08/13/2026 (e) (aa)	2,200	2,207
(SOFR Compounded Index + 0.92%), 5.07%, 03/21/2028 (e) (aa)	300	302
Daimler Truck Finance North America LLC, 4.65%, 10/12/2030 (e)	2,800	2,804
Ford Motor Credit Co. LLC,
5.80%, 03/05/2027	2,500	2,526
(United States SOFR + 2.95%), 7.15%, 03/06/2026 (aa)	300	302
Hyundai Capital America,
(United States SOFR + 1.04%), 5.19%, 06/24/2027 (e) (aa)	300	302
Reg. S, (United States SOFR + 1.50%), 5.84%, 01/08/2027 (aa)	2,235	2,257
Mercedes-Benz Finance North America LLC, (United States SOFR + 0.63%), 4.93%, 07/31/2026 (e) (aa)	1,800	1,805
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)	1,000	964
Volkswagen Group of America Finance LLC,
4.90%, 08/14/2026 (e)	1,000	1,005
(United States SOFR + 0.83%), 4.98%, 03/20/2026 (e) (aa)	600	601
(United States SOFR + 1.06%), 5.31%, 08/14/2026 (e) (aa)	200	201

		19,484

Leisure Time — 0.3%
Royal Caribbean Cruises Ltd., (Liberia), 5.50%, 08/31/2026 (e)	2,700	2,711

Total Consumer Cyclical		22,195

Consumer Non-cyclical — 1.0%
Agriculture — 0.2%
BAT International Finance plc, (United Kingdom), 1.67%, 03/25/2026	1,900	1,877
Imperial Brands Finance plc, (United Kingdom), 4.50%, 06/30/2028 (e)	200	201

		2,078

Beverages — 0.1%
Keurig Dr Pepper, Inc., (United States SOFR + 0.58%), 4.83%, 11/15/2026 (aa)	800	800

Biotechnology — 0.0% (g)
Illumina, Inc., 5.80%, 12/12/2025	400	401

Food — 0.1%
Conagra Brands, Inc., 4.85%, 11/01/2028	1,200	1,213

Healthcare—Services — 0.3%
HCA, Inc., 5.88%, 02/15/2026	2,700	2,703

Pharmaceuticals — 0.3%
Bayer US Finance II LLC, 4.25%, 12/15/2025 (e)	2,500	2,498

Total Consumer Non-cyclical		9,693

Energy — 0.1%
Pipelines — 0.1%
ONEOK, Inc., 5.85%, 01/15/2026	700	702

Total Energy		702

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Financial — 7.9%
Banks — 6.8%
ABN AMRO Bank NV, (Netherlands),
(SOFR Compounded Index + 1.00%), 5.21%, 12/03/2028 (e) (aa)		300	301
(SOFR Compounded Index + 1.78%), 5.94%, 09/18/2027 (e) (aa)		100	101
Reg. S, (SOFR Compounded Index + 1.78%), 5.94%, 09/18/2027 (aa)		200	202
(CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (aa)		2,200	2,201
Banco Santander SA, (Spain), (United States SOFR + 1.12%), 5.45%, 07/15/2028 (aa)		400	403
Bank of America Corp., (United States SOFR + 1.01%), 1.20%, 10/24/2026 (aa)		1,000	998
Bank of Montreal, (Canada), (SOFR Compounded Index + 0.88%), 5.06%, 09/10/2027 (aa)		400	402
Bank of Queensland Ltd., (Australia), (BBSW ASX Australian 3 Month + 1.10%), 4.81%, 10/29/2025 (aa)	AUD	1,000	662
Banque Federative du Credit Mutuel SA, (France),
(SOFR Compounded Index + 1.07%), 5.32%, 02/16/2028 (e) (aa)		1,000	1,008
5.90%, 07/13/2026 (e)		1,500	1,521
Barclays plc, (United Kingdom),
4.38%, 01/12/2026		700	700
(United States SOFR + 2.21%), 5.83%, 05/09/2027 (aa)		400	404
(United States SOFR + 1.88%), 6.06%, 09/13/2027 (aa)		300	303
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		1,357	1,360
BNP Paribas SA, (France), (United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		900	892
BPCE SA, (France),
(United States SOFR + 1.52%), 1.65%, 10/06/2026 (e) (aa)		300	300
(United States SOFR + 2.10%), 5.98%, 01/18/2027 (e) (aa)		2,000	2,007
Canadian Imperial Bank of Commerce, (Canada),
4.88%, 01/14/2030 (e)		1,100	1,139
(United States SOFR + 0.80%), 5.00%, 09/08/2028 (aa)		200	200
(United States SOFR + 0.72%), 5.05%, 01/13/2028 (aa)		1,600	1,601
Citibank NA, (SOFR Compounded Index + 1.06%), 5.26%, 12/04/2026 (aa)		1,200	1,209
Cooperatieve Rabobank UA, (Netherlands),
(CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)		2,400	2,335
(SOFR Compounded Index + 0.90%), 5.25%, 10/05/2026 (aa)		250	252
Credit Agricole SA, (France),
(United States SOFR + 0.87%), 5.05%, 03/11/2027 (e) (aa)		1,700	1,708
Reg. S, (United States SOFR + 0.87%), 5.05%, 03/11/2027 (aa)		500	502
Deutsche Bank AG, (Germany),
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa) (f)		1,936	1,929
(United States SOFR + 1.22%), 5.47%, 11/16/2027 (aa)		700	703
(United States SOFR + 2.52%), 7.15%, 07/13/2027 (aa)		1,200	1,226
DNB Bank ASA, (Norway), (SOFR Compounded Index + 1.95%), 5.90%, 10/09/2026 (e) (aa)		700	700
Goldman Sachs Bank USA, (United States SOFR + 0.75%), 4.99%, 05/21/2027 (aa)		702	704
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		1,700	1,690
(United States SOFR + 0.79%), 4.98%, 12/09/2026 (aa)		400	400
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		1,000	1,014
(United States SOFR + 3.03%), 7.34%, 11/03/2026 (aa)		1,000	1,002
ING Bank Australia Ltd., (Australia), (BBSW ASX Australian 3 Month + 0.98%), 4.56%, 12/08/2025 (aa)	AUD	900	596

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
ING Groep NV, (Netherlands), (SOFR Compounded Index + 1.01%), 5.16%, 04/01/2027 (aa)		500	501
Intesa Sanpaolo SpA, (Italy), 7.00%, 11/21/2025 (e)		2,800	2,810
Lloyds Banking Group plc, (United Kingdom), (SOFR Compounded Index + 1.56%), 5.84%, 08/07/2027 (aa)		1,100	1,109
Morgan Stanley Bank NA, (United States SOFR + 0.69%), 5.01%, 10/15/2027 (aa)		2,800	2,806
National Bank of Canada, (Canada),
(SOFR Compounded Index + 0.90%), 5.05%, 03/25/2027 (aa)		1,300	1,302
(SOFR Compounded Index + 1.03%), 5.38%, 07/02/2027 (aa)		1,100	1,104
NatWest Markets plc, (United Kingdom), (United States SOFR + 0.90%), 5.15%, 05/17/2027 (e) (aa)		1,300	1,307
Nordea Bank Abp, (Finland), (United States SOFR + 0.74%), 4.90%, 03/19/2027 (e) (aa)		1,200	1,206
Oversea-Chinese Banking Corp. Ltd., (Singapore), (BBSW ASX Australian 3 Month + 0.78%), 4.37%, 05/18/2026 (aa)	AUD	1,000	663
PNC Bank NA, (United States SOFR + 0.50%), 4.78%, 01/15/2027 (aa)		2,300	2,303
Royal Bank of Canada, (Canada),
(SOFR Compounded Index + 0.82%), 4.97%, 03/27/2028 (aa)		2,900	2,910
(SOFR Compounded Index + 0.72%), 5.03%, 10/18/2027 (aa)		200	200
(SOFR Compounded Index + 0.79%), 5.09%, 07/23/2027 (aa)		300	301
Santander Holdings USA, Inc., (United States SOFR + 1.23%), 6.12%, 05/31/2027 (aa)		1,600	1,617
Santander UK Group Holdings plc, (United Kingdom), (United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		800	802
Shinhan Bank Co. Ltd., (South Korea), Reg. S, (BBSW ASX Australian 3 Month + 1.95%), 5.54%, 11/16/2025 (aa)	AUD	3,500	2,320
Societe Generale SA, (France), (CMT Index 1 Year + 1.10%), 1.49%, 12/14/2026 (e) (aa)		1,000	994
Sumitomo Mitsui Financial Group, Inc., (Japan), (United States SOFR + 1.30%), 5.63%, 07/13/2026 (aa)		700	705
Sumitomo Mitsui Trust Bank Ltd., (Japan),
(United States SOFR + 1.15%), 5.33%, 09/14/2026 (e) (aa)		200	202
Reg. S, (United States SOFR + 1.15%), 5.33%, 09/14/2026 (aa)		1,600	1,612
Svenska Handelsbanken AB, (Sweden), (BBSW ASX Australian 3 Month + 0.45%), 4.03%, 03/04/2026 (aa)	AUD	600	397
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,900	2,954
UBS AG, (Switzerland), Reg. S, (BBSW ASX Australian 3 Month + 0.50%), 4.05%, 02/26/2026 (aa)	AUD	1,300	861
UBS Group AG, (Switzerland), (SOFR Compounded Index + 0.98%), 1.31%, 02/02/2027 (e) (aa)		1,700	1,682
Wells Fargo & Co., (United States SOFR + 0.78%), 5.08%, 01/24/2028 (aa)		500	501

			65,844

Diversified Financial Services — 0.4%
Air Lease Corp., 2.88%, 01/15/2026		400	398
Aircastle Ltd., (Bermuda), 4.25%, 06/15/2026		1,200	1,199
Aviation Capital Group LLC, 4.88%, 10/01/2025 (e)		1,400	1,400
Nomura Holdings, Inc., (Japan), (United States SOFR + 1.25%), 5.61%, 07/02/2027 (aa)		500	504

			3,501

Insurance — 0.7%
Athene Global Funding, (SOFR Compounded Index + 1.00%), 5.16%, 09/18/2028 (e) (aa)		2,900	2,907
F&G Global Funding, 1.75%, 06/30/2026 (e)		2,500	2,451

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Jackson National Life Global Funding, (United States SOFR + 0.95%), 5.13%, 09/12/2028 (e) (aa)		1,500	1,506
Sammons Financial Group Global Funding, (United States SOFR + 0.85%), 5.06%, 09/02/2027 (e) (aa)		400	401

			7,265

Total Financial			76,610

Industrial — 1.0%
Aerospace/Defense — 0.4%
Boeing Co. (The), 2.20%, 02/04/2026		3,500	3,473
Rolls-Royce plc, (United Kingdom), 3.63%, 10/14/2025 (e)		500	500

			3,973

Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.63%, 04/28/2026		2,100	2,091

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd., (Australia), Reg. S, 4.30%, 03/18/2026	AUD	800	529

Packaging & Containers — 0.3%
Berry Global, Inc.,
1.57%, 01/15/2026		1,900	1,884
4.88%, 07/15/2026 (e)		977	977

			2,861

Total Industrial			9,454

Technology — 0.2%
Computers — 0.1%
Dell International LLC / EMC Corp., 6.02%, 06/15/2026		1,200	1,210

Semiconductors — 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd., (Multinational), 3.88%, 01/15/2027		1,000	999

Total Technology			2,209

Utilities — 0.9%
Electric — 0.9%
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		1,000	1,007
Electricite de France SA, (France), 3.63%, 10/13/2025 (e)		1,000	1,000
Enel Finance International NV, (Netherlands), 1.63%, 07/12/2026 (e)		700	686
Evergy Kansas Central, Inc., 4.70%, 03/13/2028		600	607
Fortis, Inc., (Canada), 3.06%, 10/04/2026		400	395
Jersey Central Power & Light Co., 4.30%, 01/15/2026 (e)		400	400
Pacific Gas and Electric Co.,
2.95%, 03/01/2026		1,100	1,092
3.15%, 01/01/2026		1,350	1,346
Southern California Edison Co.,
4.90%, 06/01/2026		1,100	1,104
Series 20C, 1.20%, 02/01/2026		1,800	1,779

Total Utilities			9,416

Total Corporate Bonds (Cost $134,291)			134,868

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — 0.6%
Banks — 0.3%
Korea Development Bank (The), (South Korea), (United States SOFR + 0.76%), 5.05%, 02/03/2030 (aa) (aa)	3,000	3,019

Sovereign — 0.3%
Saudi Government International Bond, (Saudi Arabia), 5.13%, 01/13/2028 (e)	2,300	2,349

Total Foreign Government Securities (Cost $5,226)		5,368

Mortgage-Backed Security — 0.5%
UMBS Collateral — 0.5%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 11/01/2050 (w) (Cost $5,059)	5,000	5,040

Municipal Bonds — 67.8% (t)
Alabama — 0.1%
County of Jefferson Sewer Revenue, Warrants, Rev., 5.00%, 10/01/2026	1,250	1,279

Alaska — 0.2%
State of Alaska
Series B, GO, 5.00%, 08/01/2026	690	705
Series B, GO, 5.00%, 08/01/2027	750	785

		1,490

Arizona — 1.1%
Arizona Board of Regents, Series A, Rev., VRDO, 2.60%, 10/07/2025 (z)	10,715	10,715

California — 1.5%
Los Angeles Department of Water & Power, Series A, Rev., 5.00%, 07/01/2027	8,415	8,759
State of California, GO, 5.00%, 08/01/2028 (w)	5,000	5,369

		14,128

Colorado — 1.0%
City & County of Denver Airport System Revenue, Series D, Rev., AMT, 5.25%, 11/15/2027	1,500	1,577
Colorado Health Facilities Authority, Series D, Rev., VRDO, 3.75%, 10/01/2025 (z)	8,500	8,500

		10,077

Connecticut — 2.6%
Connecticut Housing Finance Authority, Series B3, Rev., VRDO, 2.89%, 10/07/2025 (z)	5,585	5,585
Connecticut State Health and Educational Facilities Authority, Quinnipiac University
Rev., 5.00%, 07/01/2027	1,500	1,563
Rev., 5.00%, 07/01/2028	1,700	1,810
State of Connecticut, Series D, GO, 5.00%, 08/15/2028 (w)	14,000	14,951
State of Connecticut Special Tax Revenue, Series D, Rev., 5.00%, 11/01/2025	1,250	1,252

		25,161

District of Columbia — 2.4%
District of Columbia
Rev., VRDO, LOC: Wells Fargo Bank NA, 2.98%, 10/07/2025 (z)	2,325	2,325
Series A, GO, 5.00%, 08/01/2027	5,000	5,233
Metropolitan Washington Airports Authority Aviation Revenue
Rev., AMT, 5.00%, 10/01/2025	9,425	9,425
Series A, Rev., AMT, 5.00%, 10/01/2025	1,665	1,665
Series A, Rev., AMT, 5.00%, 10/01/2026	2,805	2,863
Series B, Rev., 5.00%, 10/01/2025	1,030	1,030

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond, Rev., 5.00%, 07/15/2026	1,250	1,273

		23,814

Florida — 6.2%
City of Jacksonville, Series B, Rev., 5.00%, 10/01/2025	1,250	1,250
City of Jacksonville FL, Series A, Rev., 5.00%, 10/01/2025	1,500	1,500
County of Lee FL Airport Revenue, Series A, Rev., AMT, 5.00%, 10/01/2025	1,000	1,000
County of Miami-Dade Seaport Department, Senior Bonds, Series A, Rev., AMT, 5.00%, 10/01/2025	1,500	1,500
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., 2.91%, 11/15/2037 (z)	2,800	2,800
Hillsborough County Industrial Development Authority, Baycare Health System, Rev., VRDO, LIQ: Royal Bank of Canada, 3.65%, 10/01/2025 (z)	7,500	7,500
Mid-Bay Bridge Authority, Rev., 5.00%, 10/01/2027	3,000	3,129
Orlando Utilities Commission, Series 1, Rev., VRDO, 2.97%, 10/07/2025 (z)	25,060	25,060
Sarasota County School Board, Master Lease Program, COP, 5.00%, 07/01/2026	1,250	1,272
State of Florida Lottery Revenue, Series A, Rev., 5.00%, 07/01/2027	4,895	5,120
The School Board of Miami-Dade County, Series A, COP, 5.00%, 05/01/2026	10,000	10,132

		60,263

Georgia — 0.6%
Municipal Electric Authority of Georgia, General Resolution Project, Rev., 5.00%, 01/01/2026	625	629
Municipal Electric Authority of Georgia, Project One Subordinated
Rev., 5.00%, 01/01/2026	4,000	4,023
Rev., 5.00%, 01/01/2027	1,000	1,032

		5,684

Guam — 0.2%
Guam Government Waterworks Authority, Series A, Rev., 5.00%, 07/01/2026	350	355
Territory of Guam, Series G, Rev., 5.00%, 01/01/2028	1,335	1,390

		1,745

Idaho — 0.2%
Idaho Health Facilities Authority, St. Luke’s Health System Project, Series C, Rev., LOC: U.S. Bank NA, 3.45%, 03/01/2048 (z)	2,000	2,000

Illinois — 4.3%
Chicago Midway International Airport, Senior, Series C, Rev., AMT, 5.00%, 01/01/2026	3,000	3,015
Chicago O’Hare International Airport, Senior Lien O’Hare International, Rev., AMT, 5.00%, 01/01/2026	3,500	3,519
Chicago Transit Authority Sales Tax Receipts Fund, Series A, Rev., 5.00%, 12/01/2027	2,250	2,365
City of Chicago, Wastewater Transmission Revenue, Second Lien, Series B, Rev., 5.00%, 01/01/2026	1,300	1,307
Illinois Finance Authority, Rev., VRDO, LOC: Northern Trust Co., 2.85%, 10/07/2025 (z)	1,770	1,770
Illinois Municipal Electric Agency, Series A, Rev., 5.00%, 02/01/2028	5,000	5,276
Metropolitan Water Reclamation District of Greater Chicago
Series C, GO, 5.00%, 12/01/2027	12,940	13,640
Series D, GO, 5.00%, 12/01/2027	8,310	8,760

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
State of Illinois, Series A, GO, 5.00%, 10/01/2025	2,465	2,465

		42,117

Indiana — 2.7%
Indiana Finance Authority
Series A, Rev., 5.00%, 02/01/2027	7,400	7,629
Series A, Rev., 5.00%, 02/01/2028	2,350	2,476
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 3.85%, 10/01/2025 (z)	8,000	8,000
Indianapolis Local Public Improvement Bond Bank
Rev., AMT, 5.00%, 01/01/2028	6,230	6,523
Series A, Rev., 5.00%, 06/01/2026	1,800	1,828

		26,456

Louisiana — 1.8%
Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	16,000	16,245
State of Louisiana, Series C, GO, 5.00%, 12/01/2026	1,340	1,379

		17,624

Maryland — 0.2%
County of Baltimore, Consolidated Public Improvement, Series A, GO, 5.00%, 07/01/2027	2,000	2,092

Massachusetts — 1.0%
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 2.50%, 10/07/2025 (z)	5,700	5,700
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 5.00%, 07/01/2026	4,000	4,053

		9,753

Michigan — 0.8%
Michigan State Building Authority, Facilities Program, Series II, Rev., 5.00%, 10/15/2025	5,500	5,506
Wayne County Airport Authority, Series B, Rev., AMT, 5.00%, 12/01/2027	1,810	1,890

		7,396

Minnesota — 2.8%
City of Rochester MN
Series A, Rev., VRDO, 2.75%, 10/07/2025 (z)	23,000	23,000
Series B, Rev., VRDO, 2.75%, 10/07/2025 (z)	3,900	3,900

		26,900

Mississippi — 0.1%
Mississippi Development Bank, Desoto County Highway Project, Series A, Rev., 5.00%, 01/01/2027	1,000	1,029

Missouri — 2.7%
City of Kansas City, Series A, GO, 5.00%, 02/01/2026	900	907
Curators of the University of Missouri (The), Rev., 5.00%, 11/01/2026	7,000	7,188
Health & Educational Facilities Authority of the State of Missouri, Series F, Rev., VRDO, 3.85%, 10/01/2025 (z)	16,600	16,600
Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Rev., 5.00%, 01/01/2027	1,530	1,575

		26,270

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nebraska — 0.2%
Public Power Generation Agency, Whelan Energy Center Unit, Rev., 5.00%, 01/01/2027	2,000	2,061

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act, Rev., VRDO, LOC: TD Bank NA, 2.87%, 10/07/2025 (z)	1,410	1,410

New Jersey — 1.9%
Casino Reinvestment Development Authority, Inc.
Series A, Rev., 5.00%, 11/01/2026	1,000	1,023
Series A, Rev., 5.00%, 11/01/2027	1,400	1,465
Series B, Rev., 5.00%, 11/01/2026	500	512
Series B, Rev., 5.00%, 11/01/2027	520	544
New Jersey Economic Development Authority, Rev., 5.00%, 03/01/2026	500	505
New Jersey Educational Facilities Authority, Series A, Rev., 5.00%, 08/01/2027	2,000	2,090
New Jersey Educational Facilities Authority, Montclair State University, Rev., 5.00%, 07/01/2026	1,000	1,018
New Jersey Higher Education Student Assistance Authority, Senior, Series A, Rev., AMT, 5.00%, 12/01/2025	575	577
State of New Jersey, GO, 5.00%, 06/01/2027	9,950	10,350

		18,084

New Mexico — 0.2%
University of New Mexico (The), Rev., VRDO, 2.70%, 10/07/2025 (z)	1,835	1,835

New York — 11.5%
City of New York NY, Series B, GO, VRDO, 3.85%, 10/01/2025 (z)	3,500	3,500
City of New York, Fiscal 2017, Series A, GO, VRDO, 3.65%, 10/01/2025 (z)	9,000	9,000
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 3.85%, 10/01/2025 (z)	10,000	10,000
Metropolitan Transportation Authority, Climate Bond Certified, Rev., 5.00%, 11/15/2027	3,600	3,776
New York City Municipal Water Finance Authority, Second General Resolution
Rev., VRDO, 3.50%, 10/01/2025 (z)	4,325	4,325
Rev., VRDO, 3.65%, 10/01/2025 (z)	10,000	10,000
New York City Transitional Finance Authority, Rev., 5.00%, 11/01/2027	20,850	21,971
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated, Series E1, Rev., 5.00%, 11/01/2025	7,000	7,013
New York State Housing Finance Agency, Rev., VRDO, LOC: TD Bank NA, 2.80%, 10/07/2025 (z)	11,620	11,620
Port Authority of New York & New Jersey, Series 242, Rev., AMT, 5.00%, 12/01/2025	5,000	5,015
Triborough Bridge & Tunnel Authority, Rev., BAN, 5.00%, 03/15/2027	10,000	10,364
Triborough Bridge & Tunnel Authority, Subordinated Bond, Series A, Rev., BAN, 5.00%, 02/01/2028	14,820	15,719

		112,303

North Carolina — 1.4%
City of Raleigh NC, Rev., 5.00%, 10/01/2026	7,250	7,438
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Project Aero, Rev., AMT, 3.75%, 12/01/2027 (z)	4,000	4,000
North Carolina Medical Care Commission, FirstHealth of the Carolinas, Rev., VRDO, LOC: Truist Bank, 3.67%, 10/01/2025 (z)	2,030	2,030

		13,468

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — 5.3%
Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Rev., 5.00%, 10/01/2027	3,250	3,417
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 2.87%, 10/07/2025 (z)	1,200	1,200
County of Hamilton, TriHealth, Inc. Obligated Group, Rev., VRDO, 3.62%, 10/01/2025 (z)	9,420	9,420
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 3.45%, 10/01/2025 (z)	4,500	4,500
Ohio State University (The), Multiyear Debt Issuance
Rev., VRDO, 2.58%, 10/07/2025 (z)	11,600	11,600
Rev., VRDO, 2.87%, 10/07/2025 (z)	6,000	6,000
State of Ohio, Rev., VRDO, 2.87%, 10/07/2025 (z)	14,000	14,000
State of Ohio, Mental Health Facilities Improvement, Rev., 5.00%, 02/01/2026	1,500	1,512

		51,649

Oklahoma — 0.4%
Oklahoma Municipal Power Authority, Power Supply System, Series A, Rev., 5.00%, 01/01/2026	3,500	3,519

Oregon — 0.4%
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2028	3,750	3,991

Pennsylvania — 4.3%
City of Philadelphia, Series C, GO, 5.00%, 08/01/2027	3,250	3,396
City of Philadelphia Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2026	2,500	2,538
City of Philadelphia Airport Revenue, Private Activity
Rev., AMT, 5.00%, 07/01/2026	9,755	9,904
Series B, Rev., AMT, 5.00%, 07/01/2027	1,000	1,036
Series B, Rev., AMT, 5.00%, 07/01/2028	860	907
City of Philadelphia Water & Wastewater Revenue, Series B, Rev., 5.00%, 09/01/2026	2,550	2,605
Commonwealth of Pennsylvania
GO, 5.00%, 09/15/2026	2,000	2,048
Series A, GO, 5.00%, 08/15/2027	10,000	10,483
Northampton County General Purpose Authority, St. Luke’s University Health Network, Rev., 5.00%, 08/15/2026	5,000	5,091
Philadelphia Authority for Industrial Development, Cultural and Commercial Corridors Program, Rev., 5.00%, 12/01/2027 (w)	2,075	2,186
Philadelphia Authority for Industrial Development, Rebuild Project, Series A, Rev., 5.00%, 12/01/2027 (w)	1,750	1,844

		42,038

Texas — 2.1%
City of Houston TX Combined Utility System Revenue, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 3.12%, 10/07/2025 (aa)	6,000	6,000
City of San Antonio, Tax Notes, GO, 5.00%, 02/01/2026	1,035	1,044
Clifton Higher Education Finance Corp., Rev., PSF-GTD, 5.00%, 02/15/2028	1,150	1,207
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Rev., PSF-GTD, 5.00%, 08/15/2026	1,000	1,020
Dallas Fort Worth International Airport, Series A1, Rev., AMT, 5.00%, 11/01/2027 (w)	7,000	7,291
Harris County Hospital District, GO, 5.00%, 02/15/2028	1,700	1,795

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Lower Colorado River Authority, LCRA Transmission Services, Rev., 5.00%, 05/15/2026	1,000	1,014
North Texas Tollway Authority, First Tier Bonds, Series A, Rev., 5.00%, 01/01/2027	1,000	1,031

		20,402

Utah — 0.5%
State of Utah, GO, 5.00%, 07/01/2026	5,000	5,095

Virginia — 1.5%
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group
Series A, Rev., VRDO, 2.85%, 10/07/2025 (z)	5,800	5,800
Series B, Rev., VRDO, 2.75%, 10/07/2025 (z)	8,135	8,135
Winchester Economic Development Authority, Valley Health System, Series A, Rev., 5.00%, 01/01/2027	800	823

		14,758

Washington — 4.7%
Central Puget Sound Regional Transit Authority, Green Bonds, Series S1, Rev., 5.00%, 11/01/2025	5,000	5,010
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 2.87%, 10/07/2025 (z)	17,340	17,340
Port of Seattle WA, GO, 5.00%, 06/01/2027	7,300	7,620
Port of Seattle, Intermediate Lien, Series B, Rev., AMT, 5.00%, 07/01/2027	7,000	7,262
State of Washington, Series R-2023B, GO, 5.00%, 07/01/2027	8,000	8,354

		45,586

Wisconsin — 0.8%
Public Finance Authority
Rev., 5.00%, 11/15/2026	275	280
Rev., 5.00%, 11/15/2027	285	296
Public Finance Authority, Renown Regional Medical Center Project
Rev., 5.00%, 06/01/2027	1,000	1,036
Rev., 5.00%, 06/01/2028	1,000	1,056
State of Wisconsin, Series 2024-2, GO, 5.00%, 05/01/2027	5,000	5,202

		7,870

Total Municipal Bonds (Cost $658,163)		660,062

U.S. Treasury Obligation — 0.1%
Sovereign — 0.1%
U.S. Treasury Inflation Indexed Note, 2.13%, 04/15/2029 (ii) (Cost $1,421)	1,420	1,466

Short-Term Investments — 5.8%
Commercial Paper — 0.3%
Campbell’s Company (The), 4.54%, 11/19/2025 (e) (n)	2,900	2,882

Municipal Bonds — 1.6% (t)
Public Finance Authority, Rev., 5.00%, 11/15/2025	365	366
South Carolina Public Service Authority, Series B, Rev., 5.00%, 12/01/2025	7,500	7,526
The Monmouth County Improvement Authority, Governmental Pooled Loan Project Notes, Rev., CNTY GTD, 4.00%, 03/13/2026	8,000	8,044

Total Municipal Bonds		15,936

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Repurchase Agreement — 0.7%
BNP Paribas SA, 4.25%, dated 9/30/2025 due 10/01/2025, repurchase price $6,900 collateralized by U.S. Treasury Inflation Indexed Note, 2.13%, due 04/15/2029, with a value of $6,824		6,900	6,900

Time Deposits — 3.2%
Australia & New Zealand Banking Group Ltd.
2.35%, 10/01/2025	AUD	44	29
3.44%, 10/01/2025		30,553	30,553
Citibank NA
0.79%, 10/01/2025	EUR	109	128
2.92%, 10/01/2025	GBP	84	113
Royal Bank of Canada, 1.33%, 10/01/2025	CAD	164	118
Sumitomo Mitsui Banking Corp., 0.12%, 10/01/2025	JPY	1,007	7
Sumitomo Mitsui Trust Bank Ltd., 3.44%, 10/01/2025		142	142

Total Time Deposits			31,090

Total Short-Term Investments (Cost $56,806)			56,808

Total Investments — 102.5% (Cost - $995,032)			997,594
Liabilities in Excess of Other Assets — (2.5)%			(24,747)

NET ASSETS — 100.0%			$972,847

Percentages indicated are based on net assets.

Futures contracts outstanding as of September 30, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Australia 10 Year Bond	47	12/2025	AUD	3,540	(14)
Canadian Government 5 Year Bond	117	12/2025	CAD	9,581	114
Long Gilt	13	12/2025	GBP	1,580	8
U.S. Treasury 5 Year Note	1,359	12/2025	USD	148,121	275

					383

Short Contracts
U.S. Treasury 2 Year Note	(174)	12/2025	USD	(36,267)	6
U.S. Treasury 10 Year Note	(101)	12/2025	USD	(11,312)	(51)
U.S. Treasury Ultra Bond	(29)	12/2025	USD	(3,401)	(80)
U.S. Ultra Treasury 10 Year Note	(28)	12/2025	USD	(3,218)	(5)

					(130)

Total unrealized appreciation (depreciation)					253

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	748	USD	489	Barclays Bank plc	10/02/2025	6
USD	1,860	CAD	2,568	Barclays Bank plc	10/02/2025	15
EUR	145	USD	170	Barclays Bank plc	10/02/2025	— (h)
USD	2,319	GBP	1,724	Barclays Bank plc	11/04/2025	— (h)

Total unrealized appreciation						21

USD	10,004	AUD	15,317	Barclays Bank plc	10/02/2025	(131)
USD	169	EUR	145	Barclays Bank plc	10/02/2025	(1)
GBP	906	USD	1,223	Barclays Bank plc	10/02/2025	(5)
USD	3,536	GBP	2,630	Barclays Bank plc	10/02/2025	(1)
USD	9,631	AUD	14,569	Barclays Bank plc	11/04/2025	(14)
USD	170	EUR	145	Barclays Bank plc	11/04/2025	— (h)

Total unrealized depreciation						(152)

Net unrealized appreciation (depreciation)						(131)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2025:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
SONIA Interest Rate Benchmark	3.75% annually	Pay	09/17/2030	GBP	2,300	(11)	(2)	(13)
United States SOFR	3.86% annually	Receive	02/28/2029	USD	6,000	—	(82)	(82)
United States SOFR	3.30% annually	Receive	02/28/2030	USD	23,138	(9)	29	20
United States SOFR	3.33% annually	Receive	02/28/2030	USD	75,502	(459)	449	(10)

Total						(479)	394	(85)

(a)	Value of floating rate index as of September 30, 2025 was as follows:

FLOATING RATE INDEX
SONIA Interest Rate Benchmark	3.97%
United States SOFR	4.24%

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025

ASX	—	Australian Stock Exchange
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BBSW	—	Bank Bill Swap Rate
CMT	—	Constant Maturity Treasury
CNTY	—	County
COP	—	Certificate of Participation
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2025.
TBA	—	To Be Announced
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of September 30, 2025.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500
(n)	—	The rate shown is the effective yield as of September 30, 2025.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2025.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2025.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(ii)	—	Approximately $53 of these investments are restricted as collateral for foreign currency exchange contracts to Barclays Bank plc.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.7%
Communications — 20.6%
Internet — 18.4%
Alphabet, Inc., Class A	2,842	690,853
Alphabet, Inc., Class C	2,399	584,281
Amazon.com, Inc. (a)	8,395	1,843,213
AppLovin Corp., Class A (a)	700	502,830
Booking Holdings, Inc.	124	668,716
CDW Corp.	49	7,813
eBay, Inc.	405	36,837
F5, Inc. (a)	21	6,871
Gen Digital, Inc.	236	6,689
GoDaddy, Inc., Class A (a)	53	7,193
MercadoLibre, Inc., (Uruguay) (a)	40	93,683
Meta Platforms, Inc., Class A	1,060	778,553
Netflix, Inc. (a)	182	217,968
Palo Alto Networks, Inc. (a)	296	60,262
Pinterest, Inc., Class A (a)	290	9,333
Reddit, Inc., Class A (a)	51	11,679
Robinhood Markets, Inc., Class A (a)	353	50,530
Snap, Inc., Class A (a)	524	4,041
VeriSign, Inc.	31	8,731

		5,590,076

Media — 0.0% (g)
FactSet Research Systems, Inc.	12	3,362

Telecommunications — 2.2%
Arista Networks, Inc. (a)	396	57,723
Cisco Systems, Inc.	6,540	447,452
Corning, Inc.	302	24,755
Motorola Solutions, Inc.	62	28,393
T-Mobile US, Inc.	501	119,817

		678,140

Total Communications		6,271,578

Consumer Cyclical — 8.0%
Auto Manufacturers — 1.1%
Tesla, Inc. (a)	791	351,838

Auto Parts & Equipment — 0.0% (g)
Titan International, Inc. (a)	240	1,818

Home Builders — 2.8%
DR Horton, Inc.	1,866	316,151
Lennar Corp., Class A	1,531	193,022
NVR, Inc. (a)	19	155,157
PulteGroup, Inc.	1,328	175,406

		839,736

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — 4.1%
Star Group LP	7	82
Walmart, Inc.	12,086	1,245,541

		1,245,623

Total Consumer Cyclical		2,439,015

Consumer Non-cyclical — 17.2%
Agriculture — 0.3%
Philip Morris International, Inc.	653	105,876

Beverages — 1.1%
Brown-Forman Corp., Class B	37	990
Coca-Cola Co. (The)	4,205	278,884
Constellation Brands, Inc., Class A	30	4,051
Keurig Dr Pepper, Inc.	259	6,608
Molson Coors Beverage Co., Class B	36	1,610
Monster Beverage Corp. (a)	147	9,883
PepsiCo., Inc.	275	38,655

		340,681

Biotechnology — 0.7%
Alnylam Pharmaceuticals, Inc. (a)	48	21,932
Amgen, Inc.	198	55,973
Biogen, Inc. (a)	54	7,575
BioMarin Pharmaceutical, Inc. (a)	71	3,822
Gilead Sciences, Inc.	459	50,933
Illumina, Inc. (a)	42	3,965
Incyte Corp. (a)	61	5,148
Regeneron Pharmaceuticals, Inc.	39	22,016
United Therapeutics Corp. (a)	16	6,629
Vertex Pharmaceuticals, Inc. (a)	95	37,098

		215,091

Commercial Services — 0.5%
Affirm Holdings, Inc., Class A (a)	88	6,449
Block, Inc., Class A (a)	264	19,055
Cadiz, Inc. (a)	19	89
Corpay, Inc. (a)	22	6,385
Global Payments, Inc.	100	8,290
Moody’s Corp.	59	28,124
PayPal Holdings, Inc. (a)	453	30,374
S&P Global, Inc.	116	56,513
Toast, Inc., Class A (a)	276	10,091

		165,370

Cosmetics/Personal Care — 0.4%
Procter & Gamble Co. (The)	746	114,588

Healthcare - Products — 6.1%
Agilent Technologies, Inc.	75	9,617
Boston Scientific Corp. (a)	5,677	554,270
Danaher Corp.	3,079	610,359
Natera, Inc. (a)	48	7,702
Revvity, Inc.	31	2,725
Stryker Corp.	179	66,240

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Products — continued
Thermo Fisher Scientific, Inc.	1,212	587,807
Waters Corp. (a)	16	4,707
West Pharmaceutical Services, Inc.	19	4,971

		1,848,398

Healthcare - Services — 1.8%
IQVIA Holdings, Inc. (a)	46	8,667
UnitedHealth Group, Inc.	1,548	534,576

		543,243

Pharmaceuticals — 6.3%
AbbVie, Inc.	652	150,867
Bristol-Myers Squibb Co.	1,587	71,591
CVS Health Corp.	7,021	529,293
Eli Lilly & Co.	620	473,074
Johnson & Johnson	1,878	348,255
Merck & Co., Inc.	1,948	163,492
Neurocrine Biosciences, Inc. (a)	37	5,126
Pfizer, Inc.	4,434	112,979
Viatris, Inc.	910	9,009
Zoetis, Inc., Class A	346	50,564

		1,914,250

Total Consumer Non-cyclical		5,247,497

Energy — 3.2%
Coal — 0.0% (g)
Hallador Energy Co. (a)	7	143

Energy - Alternate Sources — 0.0% (g)
First Solar, Inc. (a)	41	9,120
Montauk Renewables, Inc. (a)	17	35
XPLR Infrastructure LP	22	224

		9,379

Oil & Gas — 2.5%
Chevron Corp.	1,121	174,008
ConocoPhillips	722	68,259
Coterra Energy, Inc.	436	10,320
Devon Energy Corp.	349	12,225
Diamondback Energy, Inc.	108	15,514
EOG Resources, Inc.	312	34,980
EQT Corp.	338	18,413
Expand Energy Corp.	129	13,720
Exxon Mobil Corp.	2,463	277,759
Marathon Petroleum Corp.	176	33,847
Occidental Petroleum Corp.	422	19,943
Phillips 66	233	31,679
Texas Pacific Land Corp.	11	10,432
Valero Energy Corp.	179	30,483

		751,582

Oil & Gas Services — 0.2%
Baker Hughes Co., Class A	566	27,592
Halliburton Co.	491	12,089
Schlumberger NV	858	29,478

		69,159

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Pipelines — 0.5%
Cheniere Energy, Inc.	127	29,790
Kinder Morgan, Inc.	1,143	32,363
ONEOK, Inc.	357	26,054
Targa Resources Corp.	124	20,779
Williams Cos., Inc. (The)	698	44,216

		153,202

Total Energy		983,465

Financial — 15.3%
Banks — 6.3%
Bank of America Corp.	6,833	352,513
Bank of New York Mellon Corp. (The)	351	38,245
Citigroup, Inc.	1,041	105,650
Citizens Financial Group, Inc.	333	17,720
Fifth Third Bancorp	549	24,451
First Citizens BancShares, Inc., Class A	8	14,122
Goldman Sachs Group, Inc. (The)	126	100,490
Huntington Bancshares, Inc.	1,060	18,302
KeyCorp.	2,961	55,348
M&T Bank Corp.	105	20,768
Morgan Stanley	506	80,438
Northern Trust Corp.	90	12,088
PNC Financial Services Group, Inc. (The)	375	75,356
Regions Financial Corp.	673	17,755
State Street Corp.	172	19,919
Truist Financial Corp.	684	31,281
US Bancorp	1,512	73,089
Wells Fargo & Co.	10,325	865,482

		1,923,017

Diversified Financial Services — 4.9%
American Express Co.	237	78,710
Ameriprise Financial, Inc.	39	19,117
Apollo Global Management, Inc.	1,813	241,646
Ares Management Corp., Class A	75	12,060
Blackrock, Inc.	55	64,150
Capital One Financial Corp.	1,887	401,156
Cboe Global Markets, Inc.	35	8,705
Charles Schwab Corp. (The)	689	65,810
CME Group, Inc., Class A	132	35,664
Coinbase Global, Inc., Class A (a)	85	28,678
Interactive Brokers Group, Inc., Class A	150	10,354
Intercontinental Exchange, Inc.	211	35,490
LPL Financial Holdings, Inc.	28	9,217
Mastercard, Inc., Class A	336	191,190
Nasdaq, Inc.	152	13,478
Raymond James Financial, Inc.	68	11,659
SoFi Technologies, Inc. (a)	722	19,076
Synchrony Financial	259	18,372
T Rowe Price Group, Inc.	75	7,651
Tradeweb Markets, Inc., Class A	37	4,122
Visa, Inc., Class A	667	227,542

		1,503,847

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — 2.5%
Aflac, Inc.	274	30,617
Allstate Corp. (The)	141	30,342
American Financial Group, Inc.	19	2,717
American International Group, Inc.	314	24,665
Aon plc, (United Kingdom), Class A	74	26,453
Arch Capital Group Ltd., (Bermuda)	154	13,935
Arthur J Gallagher & Co.	103	31,963
Berkshire Hathaway, Inc., Class B (a)	525	263,953
Brown & Brown, Inc.	101	9,513
Chubb Ltd., (Switzerland)	162	45,676
Cincinnati Financial Corp.	53	8,322
Equitable Holdings, Inc.	104	5,297
Erie Indemnity Co., Class A	7	2,227
Everest Group Ltd., (Bermuda)	13	4,658
Fidelity National Financial, Inc.	82	4,977
Hartford Insurance Group, Inc. (The)	171	22,778
Loews Corp.	58	5,773
Markel Group, Inc. (a)	4	8,175
Marsh & McLennan Cos., Inc.	180	36,235
MetLife, Inc.	325	26,808
Principal Financial Group, Inc.	73	6,032
Progressive Corp. (The)	242	59,857
Prudential Financial, Inc.	203	21,049
Travelers Cos., Inc. (The)	117	32,690
Willis Towers Watson plc, (United Kingdom)	37	12,818
WR Berkley Corp.	101	7,775

		745,305

Private Equity — 0.3%
Blackstone, Inc.	268	45,843
Carlyle Group, Inc. (The)	73	4,591
KKR & Co., Inc.	300	38,946

		89,380

REITS — 1.3%
American Tower Corp.	1,896	364,677
Annaly Capital Management, Inc.	643	13,002

		377,679

Total Financial		4,639,228

Industrial — 4.7%
Aerospace/Defense — 0.8%
Boeing Co. (The) (a)	158	34,066
General Dynamics Corp.	53	17,970
General Electric Co.	221	66,586
Howmet Aerospace, Inc.	84	16,512
L3Harris Technologies, Inc.	39	11,930
Lockheed Martin Corp.	43	21,408
Northrop Grumman Corp.	28	17,118
RTX Corp.	279	46,752
TransDigm Group, Inc.	12	15,503

		247,845

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electronics — 1.5%
Amphenol Corp., Class A	450	55,722
Honeywell International, Inc.	1,667	350,860
Jabil, Inc.	40	8,684
Keysight Technologies, Inc. (a)	64	11,223
Mettler-Toledo International, Inc. (a)	5	6,730
TE Connectivity plc, (Ireland)	110	24,233
Trimble, Inc. (a)	89	7,251

		464,703

Environmental Control — 0.0% (g)
Pure Cycle Corp. (a)	5	53

Machinery - Diversified — 2.3%
AGCO Corp.	298	31,940
Alamo Group, Inc.	48	9,235
CNH Industrial NV, (United Kingdom)	4,115	44,650
Deere & Co.	1,211	553,556
Lindsay Corp.	51	7,161
Toro Co. (The)	464	35,382

		681,924

Miscellaneous Manufacturers — 0.1%
Axon Enterprise, Inc. (a)	16	11,759
Teledyne Technologies, Inc. (a)	17	10,218
Textron, Inc.	37	3,145

		25,122

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	8	2,353

Total Industrial		1,422,000

Technology — 29.5%
Computers — 5.9%
Accenture plc, (Ireland), Class A	230	56,785
Apple, Inc.	5,554	1,414,159
Cognizant Technology Solutions Corp., Class A	182	12,215
Crowdstrike Holdings, Inc., Class A (a)	110	54,181
Dell Technologies, Inc., Class C	120	16,987
EPAM Systems, Inc. (a)	2	228
Fortinet, Inc. (a)	288	24,238
Gartner, Inc. (a)	28	7,471
Hewlett Packard Enterprise Co.	488	11,983
HP, Inc.	350	9,542
International Business Machines Corp.	344	96,962
NetApp, Inc.	75	8,829
Okta, Inc., Class A (a)	57	5,251
Pure Storage, Inc., Class A (a)	107	8,984
Seagate Technology Holdings plc	79	18,560
Super Micro Computer, Inc. (a)	189	9,040
Western Digital Corp.	130	15,577
Zscaler, Inc. (a)	42	12,664

		1,783,656

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	19	5,603

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — 11.6%
Advanced Micro Devices, Inc. (a)	661	106,931
Analog Devices, Inc.	202	49,654
Applied Materials, Inc.	327	67,005
Broadcom, Inc.	1,828	602,976
Entegris, Inc.	58	5,387
Intel Corp. (a)	1,777	59,624
KLA Corp.	54	58,160
Lam Research Corp.	521	69,782
Marvell Technology, Inc.	1,297	109,076
Microchip Technology, Inc.	220	14,129
Micron Technology, Inc.	455	76,191
Monolithic Power Systems, Inc.	20	18,011
NVIDIA Corp.	11,383	2,123,827
NXP Semiconductors NV, (Netherlands)	103	23,524
ON Semiconductor Corp. (a)	171	8,449
QUALCOMM, Inc.	441	73,368
Skyworks Solutions, Inc.	4	311
Teradyne, Inc.	65	8,955
Texas Instruments, Inc.	371	68,113

		3,543,473

Software — 12.0%
Adobe, Inc. (a)	188	66,431
Akamai Technologies, Inc. (a)	54	4,089
Atlassian Corp., (Australia), Class A (a)	70	11,137
Autodesk, Inc. (a)	95	30,205
Bentley Systems, Inc., Class B	66	3,407
Cadence Design Systems, Inc. (a)	121	42,546
Cloudflare, Inc., Class A (a)	106	22,825
Datadog, Inc., Class A (a)	128	18,277
DocuSign, Inc., Class A (a)	84	6,037
Dynatrace, Inc. (a)	126	6,117
Fair Isaac Corp. (a)	11	16,224
Fidelity National Information Services, Inc.	221	14,594
Fiserv, Inc. (a)	262	33,727
HubSpot, Inc. (a)	21	9,755
Intuit, Inc.	124	84,543
Jack Henry & Associates, Inc.	22	3,231
Microsoft Corp.	4,767	2,469,322
MongoDB, Inc., Class A (a)	28	8,687
MSCI, Inc., Class A	28	15,658
Nutanix, Inc., Class A (a)	106	7,848
Oracle Corp.	751	211,166
Palantir Technologies, Inc., Class A (a)	1,005	183,357
PTC, Inc. (a)	53	10,789
Roper Technologies, Inc.	48	23,745
Salesforce, Inc.	424	100,555
Samsara, Inc., Class A (a)	118	4,382
ServiceNow, Inc. (a)	92	84,628
Snowflake, Inc., Class A (a)	109	24,487
Strategy, Inc., Class A (a)	109	35,050
Synopsys, Inc. (a)	82	40,633

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Twilio, Inc., Class A (a)	52	5,224
Tyler Technologies, Inc. (a)	19	10,023
Workday, Inc., Class A (a)	96	23,040
Zoom Communications, Inc., Class A (a)	102	8,439

		3,640,178

Total Technology		8,972,910

Utilities — 1.2%
Electric — 1.1%
AES Corp. (The)	178	2,336
ALLETE, Inc.	15	980
Alliant Energy Corp.	64	4,335
Ameren Corp.	69	7,188
American Electric Power Co., Inc.	134	15,027
Avista Corp.	21	779
Black Hills Corp.	18	1,119
CenterPoint Energy, Inc.	163	6,325
Clearway Energy, Inc., Class A	8	220
Clearway Energy, Inc., Class C	21	594
CMS Energy Corp.	75	5,481
Consolidated Edison, Inc.	90	9,042
Constellation Energy Corp.	78	25,781
Dominion Energy, Inc.	213	13,025
DTE Energy Co.	52	7,329
Duke Energy Corp.	194	24,044
Edison International	96	5,315
Entergy Corp.	112	10,398
Evergy, Inc.	58	4,383
Eversource Energy	92	6,529
Exelon Corp.	252	11,361
FirstEnergy Corp.	137	6,277
Genie Energy Ltd., Class B	3	45
Hawaiian Electric Industries, Inc. (a)	43	474
IDACORP, Inc.	14	1,793
MGE Energy, Inc.	9	763
NextEra Energy, Inc.	515	38,847
Northwestern Energy Group, Inc.	15	900
NRG Energy, Inc.	49	7,927
OGE Energy Corp.	50	2,330
Oklo, Inc., Class A (a)	26	2,875
Ormat Technologies, Inc.	14	1,389
Otter Tail Corp.	9	777
PG&E Corp.	550	8,292
Pinnacle West Capital Corp.	30	2,666
Portland General Electric Co.	27	1,202
PPL Corp.	185	6,860
Public Service Enterprise Group, Inc.	125	10,411
Sempra	163	14,675
Southern Co. (The)	275	26,035
Talen Energy Corp. (a)	10	4,107
TXNM Energy, Inc.	24	1,349
Unitil Corp.	4	209

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Electric — continued
Vistra Corp.	85		16,618
WEC Energy Group, Inc.	80		9,148
Xcel Energy, Inc.	144		11,628

			339,188

Gas — 0.1%
Atmos Energy Corp.	40		6,770
Chesapeake Utilities Corp.	6		776
MDU Resources Group, Inc.	48		864
National Fuel Gas Co.	22		1,986
New Jersey Resources Corp.	25		1,210
NiSource, Inc.	118		5,100
Northwest Natural Holding Co.	10		451
ONE Gas, Inc.	16		1,269
RGC Resources, Inc.	2		41
Southwest Gas Holdings, Inc.	14		1,135
Spire, Inc.	15		1,195
UGI Corp.	54		1,787

			22,584

Water — 0.0% (g)
American States Water Co.	10		698
American Water Works Co., Inc.	49		6,775
Artesian Resources Corp., Class A	2		72
California Water Service Group	15		691
Consolidated Water Co. Ltd., (Cayman Islands)	4		125
Essential Utilities, Inc.	70		2,809
Middlesex Water Co.	5		253
SJW Group	8		384
York Water Co. (The)	3		103

			11,910

Total Utilities			373,682

Total Common Stocks (Cost $19,559,704)			30,349,375

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.3%
Time Deposits — 0.3%
Australia & New Zealand Banking Group Ltd., 3.44%, 10/01/2025	3,624		3,624
Brown Brothers Harriman & Co., 3.44%, 10/01/2025	—	(h)	—	(h)
Citibank NA, 3.44%, 10/01/2025	30,882		30,882
Royal Bank of Canada, 3.44%, 10/01/2025	1,836		1,836
Skandinaviska Enskilda Banken AB, 3.44%, 10/01/2025	607		607
Sumitomo Mitsui Banking Corp., 3.44%, 10/01/2025	19,175		19,175
Sumitomo Mitsui Trust Bank Ltd., 3.44%, 10/01/2025	20,193		20,193

Total Short-Term Investments (Cost $76,317)			76,317

Total Investments — 100.0% (Cost - $19,636,021)			30,425,692
Other Assets in Excess of Liabilities — 0.0% (g)			14,287

NET ASSETS — 100.0%			$30,439,979

Percentages indicated are based on net assets.

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
CME Micro E-mini Russell 2000 Index	32	12/2025	USD	390	3
E-mini Consumer Staples Select Sector Index	3	12/2025	USD	242	(3)
E-mini Energy Select Sector Index	26	12/2025	USD	2,423	29
E-mini Financial Select Sector Index	34	12/2025	USD	5,687	4
E-mini Health Care Select Sector Index	23	12/2025	USD	3,209	49
E-mini Industrial Select Sector Index	18	12/2025	USD	2,806	15
E-mini Russell 1000 Growth Index	11	12/2025	USD	2,571	47
E-mini Russell 1000 Value Index	5	12/2025	USD	502	3
E-mini Russell 2000 Index	1	12/2025	USD	121	2
E-mini Technology Select Sector Index	43	12/2025	USD	11,913	416
E-mini Utilities Select Sector Index	11	12/2025	USD	952	23
Micro E-mini NASDAQ 100 Index	58	12/2025	USD	2,825	64
Micro E-mini S&P 500 Index	16	12/2025	USD	533	6
NASDAQ 100 E-mini Index	6	12/2025	USD	2,918	70
S&P 500 E-mini Index	100	12/2025	USD	33,358	335
S&P MidCap 400 E-mini Index	4	12/2025	USD	1,331	(17)

Total unrealized appreciation (depreciation)					1,046

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, September 30, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	18.4%
Software	12.0%
Semiconductors	11.6%
Banks	6.3%
Pharmaceuticals	6.3%
Healthcare - Products	6.1%
Computers	5.9%
Diversified Financial Services	4.9%
Retail	4.1%
Home Builders	2.8%
Insurance	2.5%
Oil & Gas	2.5%
Machinery - Diversified	2.3%
Telecommunications	2.2%
Healthcare - Services	1.8%
Electronics	1.5%
REITS	1.3%
Auto Manufacturers	1.1%
Electric	1.1%
Beverages	1.1%
Others (Each less than 1.0%)	3.9%
Short-Term Investments	0.3%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — 98.5%
Austria — 0.3%
Erste Group Bank AG	410		40,270
OMV AG	141		7,522
Verbund AG	44		3,206

			50,998

Belgium — 0.6%
Ageas SA	199		13,808
Anheuser-Busch InBev SA	136		8,144
D’ieteren Group	3		535
Elia Group SA, Class B	28		3,207
Groupe Bruxelles Lambert NV	107		9,565
KBC Group NV	305		36,605
Lotus Bakeries NV	—	(h)	519
Sofina SA	20		5,929
Syensqo SA	45		3,616
UCB SA	102		28,538

			110,466

Canada — 1.9%
Agnico Eagle Mines Ltd.	67		11,206
Alamos Gold, Inc., Class A	55		1,932
Alimentation Couche-Tard, Inc.	100		5,350
AltaGas Ltd.	40		1,219
ARC Resources Ltd.	78		1,414
AtkinsRealis Group, Inc.	22		1,583
Bank of Montreal	95		12,376
Bank of Nova Scotia (The)	165		10,648
Barrick Mining Corp.	226		7,408
BCE, Inc.	9		221
Bombardier, Inc., Class B (a)	12		1,628
Brookfield Corp.	181		12,410
CAE, Inc. (a)	40		1,194
Cameco Corp.	58		4,829
Canadian Imperial Bank of Commerce	123		9,860
Canadian National Railway Co.	71		6,650
Canadian Natural Resources Ltd.	277		8,849
Canadian Pacific Kansas City Ltd.	122		9,073
Canadian Tire Corp. Ltd., Class A	7		792
Canadian Utilities Ltd., Class A	18		490
CCL Industries, Inc., Class B	20		1,104

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
Celestica, Inc. (a)	15	3,741
Cenovus Energy, Inc.	179	3,046
CGI, Inc.	26	2,348
Constellation Software, Inc.	3	7,226
Descartes Systems Group, Inc. (The) (a)	11	1,071
Dollarama, Inc.	37	4,834
Element Fleet Management Corp.	53	1,373
Emera, Inc.	39	1,890
Empire Co. Ltd., Class A	17	605
Enbridge, Inc.	288	14,542
Fairfax Financial Holdings Ltd.	3	4,572
First Quantum Minerals Ltd. (a)	93	2,114
FirstService Corp.	5	1,025
Fortis, Inc.	66	3,372
Franco-Nevada Corp.	25	5,669
George Weston Ltd.	23	1,401
GFL Environmental, Inc.	33	1,547
Gildan Activewear, Inc., Class A	19	1,086
Great-West Lifeco, Inc.	37	1,492
Hydro One Ltd. (e)	44	1,552
iA Financial Corp., Inc.	12	1,393
IGM Financial, Inc.	11	394
Imperial Oil Ltd.	24	2,141
Intact Financial Corp.	24	4,587
Ivanhoe Mines Ltd., Class A (a)	99	1,051
Keyera Corp.	30	1,018
Kinross Gold Corp.	162	4,025
Loblaw Cos. Ltd.	79	3,052
Lundin Gold, Inc.	14	922
Lundin Mining Corp., Class Common S	90	1,346
Magna International, Inc.	35	1,671
Manulife Financial Corp.	226	7,035
Metro, Inc.	27	1,840
National Bank of Canada	52	5,500
Nutrien Ltd.	64	3,785
Open Text Corp.	34	1,267
Pan American Silver Corp.	56	2,175
Pembina Pipeline Corp., Class Common S	77	3,105
Power Corp. of Canada	74	3,200
Restaurant Brands International, Inc.	41	2,643
Rogers Communications, Inc., Class B	48	1,655
Royal Bank of Canada	186	27,468
Saputo, Inc.	33	796
Shopify, Inc., Class A (a)	161	23,965
Stantec, Inc.	15	1,625
Sun Life Financial, Inc.	75	4,474
Suncor Energy, Inc.	162	6,792

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
TC Energy Corp.	137	7,471
Teck Resources Ltd., Class B	62	2,702
TELUS Corp.	67	1,052
TFI International, Inc.	10	914
Thomson Reuters Corp.	21	3,232
TMX Group Ltd.	37	1,403
Toromont Industries Ltd.	11	1,193
Toronto-Dominion Bank (The)	227	18,188
Tourmaline Oil Corp.	49	2,095
Wheaton Precious Metals Corp.	60	6,714
Whitecap Resources, Inc., Class Common S	164	1,250
WSP Global, Inc.	17	3,386

		343,267

Chile — 0.1%
Antofagasta plc	365	13,560

China — 0.0% (g)
Silergy Corp.	103	877

Denmark — 2.9%
AP Moller - Maersk A/S, Class A	3	5,298
AP Moller - Maersk A/S, Class B	4	6,969
Carlsberg A/S, Class B	13	1,525
Coloplast A/S, Class B	17	1,489
Danske Bank A/S	889	37,977
Demant A/S (a)	11	394
DSV A/S	186	37,070
Genmab A/S (a)	78	23,914
Novo Nordisk A/S, Class B	6,254	348,260
Novonesis (Novozymes) B, Class B	213	13,105
Orsted A/S (a) (e)	337	5,869
Pandora A/S	115	15,090
ROCKWOOL A/S, Class B	88	3,263
Tryg A/S	447	11,337
Vestas Wind Systems A/S	915	17,406

		528,966

Finland — 1.0%
Elisa OYJ	107	5,615
Fortum OYJ	289	5,485
Kesko OYJ, Class B	39	833
Kone OYJ, Class B	309	21,047
Metso OYJ	601	8,278
Neste OYJ	59	1,084
Nokia OYJ	713	3,430
Nordea Bank Abp	4,158	68,460
Orion OYJ, Class B	88	6,760
Sampo OYJ, Class A	3,221	37,031

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Finland — continued
Stora Enso OYJ, Class R	353	3,890
UPM-Kymmene OYJ	319	8,736
Wartsila OYJ Abp	457	13,715

		184,364

France — 12.4%
Accor SA	27	1,291
Aeroports de Paris SA	32	4,178
Air Liquide SA	350	72,860
Airbus SE	540	126,049
Alstom SA (a)	314	8,216
Amundi SA (e)	81	6,477
Arkema SA	34	2,153
AXA SA	2,357	113,007
BioMerieux	5	730
BNP Paribas SA	1,353	123,785
Bollore SE	519	2,946
Bouygues SA	174	7,858
Bureau Veritas SA	310	9,737
Capgemini SE	22	3,246
Carrefour SA	82	1,250
Cie de Saint-Gobain SA	408	44,253
Cie Generale des Etablissements Michelin SCA	91	3,295
Covivio SA REIT	7	492
Credit Agricole SA	1,412	27,827
Danone SA	89	7,781
Dassault Aviation SA	18	6,057
Dassault Systemes SE	92	3,097
Edenred SE	320	7,614
Eiffage SA	62	8,001
Engie SA	1,169	25,127
EssilorLuxottica SA	41	13,492
FDJ UNITED	15	490
Gecina SA REIT	6	612
Getlink SE	274	5,048
Hermes International SCA	46	113,871
Ipsen SA	30	4,050
Kering SA	109	36,477
Klepierre SA REIT	30	1,179
Legrand SA	238	39,594
L’Oreal SA	892	387,535
LVMH Moet Hennessy Louis Vuitton SE	366	224,976
Orange SA	8,089	131,217
Pernod Ricard SA	28	2,713
Publicis Groupe SA	171	16,498
Renault SA	127	5,217
Rexel SA	205	6,743
Safran SA	327	116,081

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Sanofi SA	893	84,545
Sartorius Stedim Biotech	4	838
Schneider Electric SE	498	140,192
Societe Generale SA	958	63,808
Sodexo SA	13	800
Teleperformance SE	49	3,635
Thales SA	84	26,589
TotalEnergies SE	1,975	120,287
Unibail-Rodamco-Westfield REIT	17	1,750
Veolia Environnement SA	402	13,721
Vinci SA	449	62,440

		2,241,725

Germany — 17.0%
adidas AG	250	52,958
Allianz SE (Registered)	513	216,025
BASF SE	539	26,947
Bayer AG (Registered)	794	26,423
Bayerische Motoren Werke AG	185	18,647
Beiersdorf AG	362	37,828
Brenntag SE	193	11,557
Commerzbank AG	1,024	38,771
Continental AG	15	1,007
Covestro AG (a)	107	7,316
CTS Eventim AG & Co. KGaA	47	4,621
Daimler Truck Holding AG	747	30,882
Delivery Hero SE, Class A (a) (e)	27	782
Deutsche Bank AG (Registered)	2,461	87,159
Deutsche Boerse AG	250	67,012
Deutsche Lufthansa AG (Registered)	942	7,993
Deutsche Post AG	1,509	67,420
Deutsche Telekom AG (Registered)	11,265	383,785
E.ON SE	1,436	27,053
Evonik Industries AG	157	2,729
Fresenius Medical Care AG	30	1,599
Fresenius SE & Co. KGaA	58	3,247
GEA Group AG	230	17,033
Hannover Rueck SE	80	24,220
Heidelberg Materials AG	81	18,296
Henkel AG & Co. KGaA	14	1,043
Hensoldt AG	99	12,958
Infineon Technologies AG	180	7,050
Knorr-Bremse AG	114	10,701
LEG Immobilien SE	11	845
Mercedes-Benz Group AG	475	29,919
Merck KGaA	105	13,559
MTU Aero Engines AG	85	39,018

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	174	110,886
Nemetschek SE	158	20,663
Rational AG	8	6,150
Rheinmetall AG	72	168,778
RWE AG	405	18,022
SAP SE	2,860	765,713
Scout24 SE (e)	56	7,063
Siemens AG	1,195	322,581
Siemens Energy AG (a)	2,883	338,994
Siemens Healthineers AG (e)	47	2,545
Symrise AG, Class A	80	6,978
Talanx AG	85	11,372
Vonovia SE	104	3,263
Zalando SE (a) (e)	32	974

		3,080,385

Hong Kong — 0.3%
Prudential plc	4,259	59,632

Ireland — 0.9%
AerCap Holdings NV	160	19,357
AIB Group plc	2,834	25,836
Bank of Ireland Group plc	1,279	21,181
DCC plc	120	7,703
Experian plc	1,128	56,680
Kerry Group plc, Class A	22	1,978
Kingspan Group plc	141	11,814
Ryanair Holdings plc	774	22,624

		167,173

Italy — 4.8%
Banca Mediolanum SpA	297	5,971
Banca Monte dei Paschi di Siena SpA	2,612	23,119
Banco BPM SpA	1,507	22,622
BPER Banca SPA	1,939	21,567
Davide Campari-Milano NV	81	513
Enel SpA	5,204	49,318
Eni SpA	1,965	34,384
Ferrari NV	83	40,158
FinecoBank Banca Fineco SpA	815	17,689
Generali	1,135	44,595
Infrastrutture Wireless Italiane SpA (e)	208	2,448
Intesa Sanpaolo SpA	18,943	125,387
Leonardo SpA	368	23,524
Moncler SpA	341	20,079
Nexi SpA (e)	735	4,167
Poste Italiane SpA (e)	608	14,456
Prysmian SpA	255	25,417

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Italy — continued
Recordati Industria Chimica e Farmaceutica SpA	93	5,686
Snam SpA	1,288	7,732
Telecom Italia SpA (a)	8,567	4,489
Terna - Rete Elettrica Nazionale	900	9,131
UniCredit SpA	4,781	363,836
Unipol Assicurazioni SpA	474	10,200

		876,488

Japan — 5.1%
Advantest Corp.	163	16,108
Aeon Co. Ltd.	472	5,732
AGC, Inc.	41	1,340
Aisin Corp.	110	1,903
Ajinomoto Co., Inc.	192	5,504
ANA Holdings, Inc.	33	645
Asahi Group Holdings Ltd.	305	3,653
Asahi Kasei Corp.	263	2,063
Asics Corp.	148	3,881
Astellas Pharma, Inc.	382	4,159
Bandai Namco Holdings, Inc.	125	4,169
Bridgestone Corp.	122	5,615
Canon, Inc.	184	5,378
Capcom Co. Ltd.	73	1,985
Central Japan Railway Co.	165	4,722
Chiba Bank Ltd. (The)	121	1,271
Chubu Electric Power Co., Inc.	145	2,014
Chugai Pharmaceutical Co. Ltd.	143	6,327
Concordia Financial Group Ltd.	219	1,680
Dai Nippon Printing Co. Ltd.	84	1,433
Daifuku Co. Ltd.	69	2,192
Dai-ichi Life Holdings, Inc.	743	5,845
Daiichi Sankyo Co. Ltd.	363	8,168
Daikin Industries Ltd.	56	6,455
Daito Trust Construction Co. Ltd.	62	1,349
Daiwa House Industry Co. Ltd.	120	4,292
Daiwa Securities Group, Inc.	285	2,313
Denso Corp.	371	5,342
Disco Corp.	20	6,145
East Japan Railway Co.	205	5,012
Eisai Co. Ltd.	55	1,868
ENEOS Holdings, Inc.	576	3,645
FANUC Corp.	199	5,730
Fast Retailing Co. Ltd.	41	12,331
Fuji Electric Co. Ltd.	29	1,924
FUJIFILM Holdings Corp.	238	5,921
Fujikura Ltd.	53	5,204
Fujitsu Ltd.	374	8,778
Hankyu Hanshin Holdings, Inc.	51	1,507

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Hikari Tsushin, Inc.	4	1,031
Hitachi Ltd.	974	25,799
Honda Motor Co. Ltd.	842	8,686
Hoya Corp.	73	10,108
Hulic Co. Ltd.	96	1,046
Idemitsu Kosan Co. Ltd.	172	1,177
IHI Corp.	217	4,041
Inpex Corp.	186	3,351
Isuzu Motors Ltd.	113	1,418
ITOCHU Corp.	253	14,373
Japan Airlines Co. Ltd.	31	620
Japan Exchange Group, Inc.	209	2,337
Japan Post Bank Co. Ltd.	381	4,665
Japan Post Holdings Co. Ltd.	377	3,738
Japan Post Insurance Co. Ltd.	42	1,179
Japan Tobacco, Inc.	255	8,363
JFE Holdings, Inc.	124	1,517
Kajima Corp.	89	2,603
Kansai Electric Power Co., Inc. (The)	200	2,858
KAO Corp.	99	4,323
Kawasaki Heavy Industries Ltd.	32	2,119
Kawasaki Kisen Kaisha Ltd.	74	1,051
KDDI Corp.	668	10,647
Keyence Corp.	41	15,424
Kikkoman Corp.	144	1,223
Kirin Holdings Co. Ltd.	165	2,412
Kobe Bussan Co. Ltd.	31	863
Komatsu Ltd.	202	7,041
Konami Group Corp.	22	3,102
Kubota Corp.	206	2,592
Kyocera Corp.	271	3,636
Kyowa Kirin Co. Ltd.	50	785
Lasertec Corp.	17	2,312
LY Corp.	603	1,936
M3, Inc.	94	1,517
Makita Corp.	50	1,614
Marubeni Corp.	299	7,458
MatsukiyoCocokara & Co.	71	1,432
MEIJI Holdings Co. Ltd.	51	1,049
MINEBEA MITSUMI, Inc.	76	1,426
Mitsubishi Chemical Group Corp.	289	1,658
Mitsubishi Corp.	684	16,304
Mitsubishi Electric Corp.	404	10,381
Mitsubishi Estate Co. Ltd.	226	5,183
Mitsubishi HC Capital, Inc.	184	1,522
Mitsubishi Heavy Industries Ltd.	681	17,826
Mitsubishi UFJ Financial Group, Inc.	2,437	39,306

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Mitsui & Co. Ltd.	525	13,034
Mitsui Fudosan Co. Ltd.	559	6,090
Mitsui OSK Lines Ltd.	73	2,204
Mizuho Financial Group, Inc.	534	17,961
MonotaRO Co. Ltd.	54	783
MS&AD Insurance Group Holdings, Inc.	274	6,194
Murata Manufacturing Co. Ltd.	353	6,696
NEC Corp.	276	8,818
Nexon Co. Ltd.	69	1,519
NIDEC Corp.,	176	3,128
Nintendo Co. Ltd.	235	20,297
Nippon Building Fund, Inc. REIT	2	1,561
Nippon Paint Holdings Co. Ltd.	203	1,382
Nippon Sanso Holdings Corp.	37	1,303
Nippon Steel Corp.	1,020	4,201
Nippon Yusen KK	92	3,150
Nissan Motor Co. Ltd. (a)	468	1,139
Nissin Foods Holdings Co. Ltd.	41	770
Nitori Holdings Co. Ltd.	84	1,624
Nitto Denko Corp.	149	3,532
Nomura Holdings, Inc.	640	4,691
Nomura Research Institute Ltd.	81	3,106
NTT, Inc.	6,357	6,645
Obayashi Corp.	139	2,281
Obic Co. Ltd.	69	2,405
Olympus Corp.	241	3,041
Oracle Corp. Japan	8	817
Oriental Land Co. Ltd.	228	5,496
ORIX Corp.	248	6,498
Osaka Gas Co. Ltd.	77	2,224
Otsuka Corp.	48	1,004
Otsuka Holdings Co. Ltd.	94	4,986
Pan Pacific International Holdings Corp.	404	2,657
Panasonic Holdings Corp.	496	5,386
Rakuten Group, Inc. (a)	318	2,061
Recruit Holdings Co. Ltd.	283	15,188
Renesas Electronics Corp.	359	4,129
Resona Holdings, Inc.	441	4,499
Ryohin Keikaku Co. Ltd.	107	2,137
Sanrio Co. Ltd.	38	1,770
SBI Holdings, Inc.	59	2,582
SCREEN Holdings Co. Ltd.	17	1,549
SCSK Corp.	33	997
Secom Co. Ltd.	89	3,250
Sekisui Chemical Co. Ltd.	80	1,489
Sekisui House Ltd.	128	2,906
Seven & i Holdings Co. Ltd.	443	5,943

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
SG Holdings Co. Ltd.	69	710
Shimadzu Corp.	51	1,281
Shimano, Inc.	16	1,788
Shin-Etsu Chemical Co. Ltd.	359	11,742
Shionogi & Co. Ltd.	160	2,812
Shiseido Co. Ltd.	85	1,453
SMC Corp.	12	3,802
SoftBank Corp.	6,096	8,966
SoftBank Group Corp.	203	25,627
Sompo Holdings, Inc.	188	5,812
Sony Financial Group, Inc. (a)	1,307	1,449
Sony Group Corp.	1,307	37,575
Subaru Corp.	124	2,533
Sumitomo Corp.	232	6,704
Sumitomo Electric Industries Ltd.	151	4,288
Sumitomo Metal Mining Co. Ltd.	52	1,668
Sumitomo Mitsui Financial Group, Inc.	784	22,065
Sumitomo Mitsui Trust Group, Inc.	137	3,968
Sumitomo Realty & Development Co. Ltd.	66	2,894
Suntory Beverage & Food Ltd.	30	938
Suzuki Motor Corp.	335	4,876
Sysmex Corp.	107	1,324
T&D Holdings, Inc.	104	2,552
Taisei Corp.	33	2,261
Takeda Pharmaceutical Co. Ltd.	338	9,930
TDK Corp.	414	5,988
Terumo Corp.	284	4,677
TIS, Inc.	45	1,478
Toho Co. Ltd.	24	1,530
Tokio Marine Holdings, Inc.	391	16,527
Tokyo Electron Ltd.	95	16,876
Tokyo Gas Co. Ltd.	67	2,382
Tokyo Metro Co. Ltd.	61	703
Tokyu Corp.	105	1,282
TOPPAN Holdings, Inc.	51	1,309
Toray Industries, Inc.	296	1,885
Toyota Industries Corp.	34	3,869
Toyota Motor Corp.	2,014	38,686
Toyota Tsusho Corp.	147	4,061
Trend Micro, Inc.	27	1,472
Unicharm Corp.	233	1,513
West Japan Railway Co.	90	1,976
Yakult Honsha Co. Ltd.	53	867
Yamaha Motor Co. Ltd.	195	1,458
Yokogawa Electric Corp.	49	1,398
Zensho Holdings Co. Ltd.	21	1,352
ZOZO, Inc.	95	871

		924,956

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Luxembourg — 0.1%
ArcelorMittal SA	284	10,262
CVC Capital Partners plc (e)	276	4,826
Eurofins Scientific SE	16	1,199
Tenaris SA	50	893

		17,180

Mexico — 0.0% (g)
Fresnillo plc	204	6,500

Netherlands — 5.0%
ABN AMRO Bank NV, CVA GDR (e)	775	24,856
Adyen NV (a) (e)	34	53,946
Aegon Ltd.	1,758	14,176
Akzo Nobel NV	103	7,372
Argenx SE (a)	8	6,202
ASM International NV	52	31,613
ASML Holding NV	441	429,673
ASR Nederland NV	209	14,200
BE Semiconductor Industries NV	82	12,253
Euronext NV (e)	104	15,594
EXOR NV	125	12,192
Ferrovial SE	466	26,772
Heineken Holding NV	18	1,237
Heineken NV	40	3,096
IMCD NV	54	5,555
ING Groep NV	4,017	105,308
JDE Peet’s NV	24	896
Koninklijke Ahold Delhaize NV	125	5,059
Koninklijke KPN NV	2,921	14,020
Koninklijke Philips NV	105	2,877
NN Group NV	355	25,005
Prosus NV (a)	180	12,762
QIAGEN NV	30	1,326
Randstad NV	98	4,196
Stellantis NV	1,327	12,321
Universal Music Group NV	825	23,834
Wolters Kluwer NV	217	29,570

		895,911

Norway — 0.5%
Aker BP ASA	44	1,116
DNB Bank ASA	1,186	32,317
Equinor ASA	738	18,005
Gjensidige Forsikring ASA	265	7,802
Kongsberg Gruppen ASA	398	12,715
Mowi ASA	64	1,360
Norsk Hydro ASA	841	5,716

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Norway — continued
Orkla ASA	98	1,026
Salmar ASA	9	472
Telenor ASA	461	7,657
Yara International ASA	101	3,693

		91,879

Poland — 0.0% (g)
InPost SA (a)	225	2,771

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	11,083	9,839
EDP SA	2,004	9,512
Galp Energia SGPS SA	402	7,624
Jeronimo Martins SGPS SA	40	967

		27,942

South Korea — 1.4%
Samsung Electronics Co. Ltd.	4,241	254,243
Samsung Electronics Co. Ltd. (Registered), GDR	2	2,494

		256,737

Spain — 3.5%
Acciona SA	16	3,148
ACS Actividades de Construccion y Servicios SA	163	13,072
Aena SME SA (e)	682	18,634
Amadeus IT Group SA	62	4,899
Banco Bilbao Vizcaya Argentaria SA	7,664	147,685
Banco de Sabadell SA	6,684	26,091
Banco Santander SA	19,795	207,732
Bankinter SA	891	14,083
CaixaBank SA	5,184	54,757
Cellnex Telecom SA (e)	371	12,865
EDP Renovaveis SA	199	2,628
Endesa SA	205	6,544
Grifols SA	39	572
Iberdrola SA	4,060	76,862
Industria de Diseno Textil SA	151	8,336
Redeia Corp. SA	245	4,722
Repsol SA	1,115	19,824
Telefonica SA	2,763	14,221

		636,675

Sweden — 3.3%
AddTech AB, Class B	237	7,696
Alfa Laval AB	261	11,937
Assa Abloy AB, Class B	910	31,676
Atlas Copco AB, Class A	2,438	41,346
Atlas Copco AB, Class B	1,422	21,392
Beijer Ref AB, Class B	351	5,485
Boliden AB (a)	172	7,005
Epiroc AB, Class A	598	12,655

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Epiroc AB, Class B	356		6,738
EQT AB	495		17,151
Essity AB, Class B	82		2,136
Evolution AB (e)	19		1,605
Fastighets AB Balder, Class B (a)	104		743
H & M Hennes & Mauritz AB, Class B	79		1,481
Hexagon AB, Class B	285		3,398
Holmen AB, Class B	46		1,749
Industrivarden AB, Class A	154		6,133
Industrivarden AB, Class C	212		8,420
Indutrade AB	247		5,692
Investment AB Latour, Class B	134		3,191
Investor AB, Class B	2,302		72,056
L E Lundbergforetagen AB, Class B	102		5,285
Lifco AB, Class B	212		7,184
Nibe Industrier AB, Class B	1,373		5,425
Saab AB, Class B	291		17,889
Sagax AB, Class B	29		603
Sandvik AB	967		27,019
Securitas AB, Class B	445		6,704
Skandinaviska Enskilda Banken AB, Class A	2,011		39,437
Skanska AB, Class B	309		8,021
SKF AB, Class B	311		7,724
Spotify Technology SA (a)	115		79,976
Svenska Cellulosa AB SCA, Class B	370		4,892
Svenska Handelsbanken AB, Class A	1,933		25,225
Swedbank AB, Class A	1,130		34,122
Swedish Orphan Biovitrum AB (a)	28		856
Tele2 AB, Class B	411		7,007
Telefonaktiebolaget LM Ericsson, Class B	381		3,159
Telia Co. AB	1,772		6,759
Trelleborg AB, Class B	186		6,942
Volvo AB, Class B	1,442		41,463

			605,377

Switzerland — 12.2%
ABB Ltd. (Registered)	1,424		103,057
Alcon AG	69		5,181
Amrize Ltd. (a)	309		15,121
Avolta AG	12		640
Baloise Holding AG (Registered)	55		13,606
Banque Cantonale Vaudoise (Registered)	40		4,752
Barry Callebaut AG (Registered)	9		12,029
Belimo Holding AG (Registered)	9		9,338
BKW AG	13		2,873
Chocoladefabriken Lindt & Spruengli AG	2		35,225
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	39,423
Cie Financiere Richemont SA, Class A	786		150,868

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Coca-Cola HBC AG (a)	1,154	54,438
DSM-Firmenich AG	113	9,615
EMS-Chemie Holding AG (Registered)	4	3,040
Galderma Group AG	106	18,706
Geberit AG (Registered)	31	23,259
Givaudan SA (Registered)	6	22,802
Glencore plc (a)	9,374	43,172
Helvetia Holding AG (Registered)	50	12,176
Holcim AG (a)	309	26,326
Julius Baer Group Ltd.	272	18,965
Kuehne + Nagel International AG (Registered)	44	8,207
Logitech International SA (Registered)	21	2,267
Lonza Group AG (Registered)	10	6,446
Nestle SA (Registered)	6,325	580,847
Novartis AG (Registered)	1,536	197,525
Partners Group Holding AG	30	39,501
Roche Holding AG	594	197,970
Sandoz Group AG	337	20,120
Schindler Holding AG	37	13,941
Schindler Holding AG (Registered)	21	7,779
SGS SA (Registered)	150	15,621
SIG Group AG (a)	183	1,896
Sika AG (Registered)	92	20,747
Sonova Holding AG (Registered)	7	1,894
STMicroelectronics NV	94	2,655
Straumann Holding AG (Registered)	15	1,631
Swatch Group AG (The)	42	7,961
Swiss Life Holding AG (Registered)	38	41,086
Swiss Prime Site AG (Registered)	11	1,559
Swiss Re AG	397	73,791
Swisscom AG (Registered)	19	14,126
UBS Group AG (Registered)	4,221	173,559
VAT Group AG (e)	25	9,826
Zurich Insurance Group AG	195	139,115

		2,204,682

Taiwan — 2.7%
Alchip Technologies Ltd.	24	2,792
ASE Technology Holding Co. Ltd.	1,025	5,597
eMemory Technology, Inc.	20	1,331
Global Unichip Corp.	27	1,196
Globalwafers Co. Ltd.	81	1,247
Jentech Precision Industrial Co. Ltd.	26	2,074
MediaTek, Inc.	471	20,427
Novatek Microelectronics Corp.	179	2,513
Realtek Semiconductor Corp.	151	2,734
Taiwan Semiconductor Manufacturing Co. Ltd.	10,248	445,151
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4	1,121
United Microelectronics Corp.	3,499	5,264
Vanguard International Semiconductor Corp.	338	1,138

		492,585

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Arab Emirates — 0.0%
NMC Health plc (a) (bb)	116	—

United Kingdom — 22.3%
3i Group plc	1,605	88,492
Admiral Group plc	430	19,407
Anglo American plc	1,034	38,997
Ashtead Group plc	524	35,134
Associated British Foods plc	147	4,061
AstraZeneca plc	1,748	267,831
Auto Trader Group plc (e)	930	9,883
Aviva plc	5,035	46,573
BAE Systems plc	8,751	243,598
Barclays plc	23,324	120,011
Barratt Redrow plc	619	3,258
BP plc	20,323	116,686
British American Tobacco plc	6,881	365,982
BT Group plc	6,403	16,472
Bunzl plc	403	12,723
Centrica plc	2,208	4,958
Coca-Cola Europacific Partners plc	32	2,883
Compass Group plc	776	26,443
Diageo plc	11,775	281,737
Entain plc	279	3,302
GSK plc	4,604	98,865
Haleon plc	10,129	45,584
Halma plc	174	8,077
Hikma Pharmaceuticals plc	186	4,279
HSBC Holdings plc	28,767	405,992
Imperial Brands plc	353	14,989
Informa plc	1,393	17,259
InterContinental Hotels Group plc	67	8,152
International Consolidated Airlines Group SA	1,119	5,858
Intertek Group plc	194	12,349
J Sainsbury plc	793	3,565
JD Sports Fashion plc	1,168	1,504
Kingfisher plc	804	3,350
Land Securities Group plc REIT	319	2,503
Legal & General Group plc	9,445	30,336
Lloyds Banking Group plc	98,751	111,745
London Stock Exchange Group plc	784	89,930
M&G plc	3,751	12,793
Marks & Spencer Group plc	940	4,614
Melrose Industries plc	3,697	30,439

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Mondi plc	410	5,666
National Grid plc	2,240	32,189
NatWest Group plc	13,358	94,349
Next plc	53	8,914
Pearson plc	269	3,830
Phoenix Group Holdings plc	1,155	10,022
Reckitt Benckiser Group plc	310	23,903
RELX plc	2,254	107,681
Rentokil Initial plc	3,107	15,737
Rio Tinto plc	1,043	68,734
Rolls-Royce Holdings plc	24,543	394,513
Sage Group plc (The)	443	6,570
Schroders plc	1,195	6,064
Segro plc REIT	587	5,190
Severn Trent plc	124	4,313
Shell plc	7,550	269,104
Smith & Nephew plc	380	6,898
Smiths Group plc	407	12,911
Spirax Group plc	91	8,371
SSE plc	506	11,867
Standard Chartered plc	3,259	63,244
Tesco plc	3,000	17,983
Unilever plc	3,093	182,809
United Utilities Group plc	312	4,817
Vodafone Group plc	20,825	24,218
Whitbread plc	80	3,454
Wise plc, Class A (a)	1,099	15,323
WPP plc	1,147	5,716

		4,035,004

United States — 0.0% (g)
Brookfield Asset Management Ltd., Class A	54	3,080
Brookfield Renewable Corp.	18	632
RB Global, Inc.	25	2,661

		6,373

Total Common Stocks (Cost $12,631,657)		17,862,473

Preferred Stocks — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	36	3,384
Dr Ing hc F Porsche AG (e)	76	3,668
Henkel AG & Co. KGaA	22	1,767
Porsche Automobil Holding SE	102	4,005
Sartorius AG	4	873
Volkswagen AG	135	14,685

Total Preferred Stocks (Cost $27,937)		28,382

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	NUMBER OF RIGHTS			VALUE ($)
Right — 0.0% (g)
Belgium — 0.0% (g)
Sofina SA, expiring 10/08/2025 (a) (Cost $-)		15		32

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.8%
Time Deposits — 0.8%
Australia & New Zealand Banking Group Ltd., 3.44%, 10/01/2025		3,816		3,816
Brown Brothers Harriman & Co.,
(0.60%), 10/01/2025	CHF	6,305		7,920
0.65%, 10/01/2025	DKK	29,310		4,610
0.79%, 10/01/2025	EUR	—	(h)	—	(h)
0.82%, 10/01/2025	SEK	31,274		3,322
2.64%, 10/01/2025	NOK	8,573		859
3.44%, 10/01/2025		—	(h)	—	(h)
Citibank NA,
0.79%, 10/01/2025	EUR	47,407		55,658
2.92%, 10/01/2025	GBP	25,991		34,956
3.44%, 10/01/2025		16,590		16,590
Royal Bank of Canada,
1.33%, 10/01/2025	CAD	2,975		2,138
3.44%, 10/01/2025		4,342		4,342
Skandinaviska Enskilda Banken AB, 3.44%, 10/01/2025		15		15
Sumitomo Mitsui Banking Corp.,
0.12%, 10/01/2025	JPY	737,744		4,989
3.44%, 10/01/2025		1,879		1,879
Sumitomo Mitsui Trust Bank Ltd., 3.44%, 10/01/2025		3,387		3,387

Total Short-Term Investments (Cost $144,481)				144,481

Total Investments — 99.4% (Cost - $12,804,075)				18,035,368
Other Assets in Excess of Liabilities — 0.6%				103,944

NET ASSETS — 100.0%				$18,139,312

Percentages indicated are based on net assets.

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	814	12/2025	EUR	52,075	879
FTSE 100 Index	260	12/2025	GBP	32,643	252
Mini-DAX	4	12/2025	EUR	562	2
OMX Copenhagen 25 Index	46	10/2025	DKK	1,215	(36)
S&P Toronto Stock Exchange 60 Index	11	12/2025	CAD	2,743	59
FTSE Taiwan Index	13	10/2025	USD	1,125	(13)
STOXX Europe 600 Index	331	12/2025	EUR	10,802	70
TOPIX Index	72	12/2025	JPY	15,222	71

Total unrealized appreciation (depreciation)					1,284

Forward foreign currency exchange contracts outstanding as of September 30, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	499	USD	585	BNP Paribas	10/01/2025	1
EUR	564	USD	661	BNP Paribas	10/01/2025	1
EUR	501	USD	587	BNP Paribas	10/01/2025	1
GBP	715	USD	960	UBS AG London	10/01/2025	2

Total unrealized appreciation						5

USD	961	EUR	819	Citibank, NA	10/01/2025	(1)

Net unrealized appreciation (depreciation)						4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
OYJ	—	Public Limited Company
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(bb)	—	Security has been valued using significant unobservable inputs.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Summary of Investments by Industry, September 30, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.8%
Pharmaceuticals	7.6%
Semiconductors	7.1%
Aerospace/Defense	6.7%
Insurance	6.6%
Software	4.5%
Food	4.1%
Telecommunications	3.8%
Cosmetics/Personal Care	3.7%
Oil & Gas	3.5%
Machinery - Construction & Mining	2.5%
Apparel	2.4%
Commercial Services	2.2%
Agriculture	2.2%
Miscellaneous Manufacturers	2.1%
Beverages	2.0%
Electrical Components & Equipment	1.7%
Electric	1.7%
Auto Manufacturers	1.5%
Retail	1.5%
Diversified Financial Services	1.4%
Mining	1.3%
Chemicals	1.2%
Building Materials	1.1%
Transportation	1.0%
Engineering & Construction	1.0%
Others (Each less than 1.0%)	8.0%
Short-Term Investments	0.8%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Long Positions — 105.3%
Asset-Backed Securities — 0.5%
Automobile ABS — 0.1%
Credit Acceptance Auto Loan Trust,
Series 2023-3A, Class C, 7.62%, 12/15/2033 (e)		2,750	2,848
Series 2023-5A, Class C, 7.30%, 04/17/2034 (e)		2,250	2,329
Drive Auto Receivables Trust,
Series 2024-2, Class C, 4.67%, 05/17/2032		770	773
Series 2024-2, Class D, 4.94%, 05/17/2032		2,500	2,511
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70%, 07/16/2029		1,046	1,061
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class A3, 4.66%, 02/16/2028		909	911
Series 2023-1, Class A4, 4.59%, 07/17/2028		230	232
Series 2024-2, Class A3, 5.10%, 03/16/2029		1,175	1,186
Series 2024-2, Class B, 5.28%, 10/16/2029		850	866
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14%, 02/17/2032		2,950	2,971
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)		325	332

Total Automobile ABS			16,020

Other ABS — 0.4%
AGL CLO 14 Ltd., (Cayman Islands), Series 2021-14A, Class AR, (CME Term SOFR 3 Month + 1.13%), 5.46%, 12/02/2034 (e) (aa)		2,100	2,101
Anchorage Capital CLO 28 Ltd., (Cayman Islands), Series 2024-28A, Class A, (CME Term SOFR 3 Month + 1.70%), 6.03%, 04/20/2037 (e) (aa)		2,000	2,007
Apex Credit CLO 2024-I Ltd., (Bermuda), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.80%), 6.13%, 04/20/2036 (e) (aa)		1,000	1,005
Avant Loans Funding Trust, Series 2025-REV1, Class B, 5.42%, 05/15/2034 (e)		250	252
Bain Capital Credit CLO 2022-2 Ltd., (Jersey, Channel Islands), Series 2022-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 5.48%, 04/22/2035 (e) (aa)		3,000	3,004
BlueMountain CLO 2016-3 Ltd., (Cayman Islands), Series 2016-3A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 5.41%, 11/15/2030 (e) (aa)		356	356
Cedar Funding VI CLO Ltd., (Cayman Islands), Series 2016-6A, Class ARR, (CME Term SOFR 3 Month + 1.31%), 5.64%, 04/20/2034 (e) (aa)		1,000	1,001
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 5.53%, 10/24/2030 (e) (aa)		838	839
Diameter Capital CLO 6 Ltd., (Cayman Islands), Series 2024-6A, Class A1, (CME Term SOFR 3 Month + 1.61%), 5.93%, 04/15/2037 (e) (aa)		2,700	2,712
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (EURIBOR 3 Month + 0.66%), 2.69%, 04/15/2033 (e) (aa)	EUR	5,444	6,371
Flatiron CLO 19 Ltd., (Cayman Islands), Series 2019-1A, Class AR2, (CME Term SOFR 3 Month + 1.18%), 5.37%, 11/16/2034 (e) (aa)		829	830

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Other ABS — continued
Generate CLO 3 Ltd., (Cayman Islands), Series 3A, Class A2R, (CME Term SOFR 3 Month + 1.83%), 6.16%, 10/20/2036 (e) (aa)	2,400	2,417
ICG US CLO 2020-1 Ltd., (Cayman Islands), Series 2020-1A, Class ARR, (CME Term SOFR 3 Month + 1.10%), 5.43%, 01/20/2035 (e) (aa)	2,065	2,072
KKR CLO 28 Ltd., (Cayman Islands), Series 28A, Class AR, (CME Term SOFR 3 Month + 1.44%), 5.76%, 02/09/2035 (e) (aa)	1,100	1,104
Northwoods Capital 25 Ltd., (Cayman Islands), Series 2021-25A, Class AR, (CME Term SOFR 3 Month + 1.12%), 4.86%, 07/20/2034 (e) (aa)	2,400	2,397
Octagon Investment Partners 39 Ltd., (Cayman Islands), Series 2018-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 5.48%, 10/20/2030 (e) (aa)	1,158	1,158
Palmer Square CLO 2015-1 Ltd., (Cayman Islands), Series 2015-1A, Class A1A5, (CME Term SOFR 3 Month + 1.05%), 5.26%, 05/21/2034 (e) (aa)	8,000	8,005
Regatta XIX Funding Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.32%), 5.65%, 04/20/2035 (e) (aa)	1,000	1,000
Romark CLO V Ltd., (Cayman Islands), Series 2021-5A, Class AR, (CME Term SOFR 3 Month + 1.19%), 5.48%, 01/15/2035 (e) (aa)	2,500	2,508
Shackleton 2019-XIV CLO Ltd., (Cayman Islands), Series 2019-14A, Class A1RR, (CME Term SOFR 3 Month + 1.20%), 5.53%, 07/20/2034 (e) (aa)	2,000	2,002
Sound Point CLO XXIII, (Cayman Islands), Series 2019-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 5.75%, 07/15/2034 (e) (aa)	500	501
Sycamore Tree CLO 2023-2 Ltd., (Cayman Islands), Series 2023-2A, Class AR, (CME Term SOFR 3 Month + 1.68%), 6.01%, 01/20/2037 (e) (aa)	1,600	1,607
TCW CLO 2024-1 Ltd., (Cayman Islands), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.60%), 5.92%, 01/16/2037 (e) (aa)	700	703
Trinitas CLO XVII Ltd., (Cayman Islands), Series 2021-17A, Class AR, (CME Term SOFR 3 Month + 1.15%), 5.31%, 10/20/2034 (e) (aa)	3,600	3,596
Upstart Securitization Trust, Series 2025-3, Class B, 5.02%, 09/20/2035 (e)	800	799
Venture 33 CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (CME Term SOFR 3 Month + 1.32%), 5.64%, 07/15/2031 (e) (aa)	234	234
Voya CLO 2017-1 Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 5.53%, 04/17/2030 (e) (aa)	280	280
Wellfleet CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class A1R, (CME Term SOFR 3 Month + 1.18%), 5.51%, 04/20/2034 (e) (aa)	1,400	1,401

Total Other ABS		52,262

Total Asset-Backed Securities (Cost $68,297)		68,282

Collateralized Mortgage Obligations — 1.7%
Agency Collateral PAC CMO — 0.0% (g)
FHLMC REMICS,
Series 4056, Class GS, IF, IO, (6.54% - United States 30 Day Average SOFR), 2.16%, 12/15/2041 (aa)	268	25
Series 4134, Class PI, IO, 3.00%, 11/15/2042	370	37
Series 4147, Class JI, IO, 3.50%, 12/15/2032	3,014	213
Series 4881, Class IK, IO, 4.00%, 05/15/2049	1,390	268
Series 5013, Class IQ, IO, 3.50%, 09/25/2050	4,136	690
Series 5045, Class DI, IO, 2.50%, 11/25/2050	2,423	335
Series 5056, Class PI, IO, 2.50%, 12/25/2050	7,177	966
Series 5065, Class IG, IO, 3.00%, 01/25/2051	2,885	524
Series 5109, Class IE, IO, 2.50%, 05/25/2051	884	113
Series 5210, Class AI, IO, 3.50%, 01/25/2042	3,326	371

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral PAC CMO — continued
FNMA REMICS,
Series 2018-77, Class PF, (United States 30 Day Average SOFR + 0.41%), 4.77%, 10/25/2048 (aa)	1,650	1,595
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	2,823	427
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	812	141
Series 2021-47, Class PI, IO, 2.50%, 07/25/2051	565	68
Total Agency Collateral PAC CMO		5,773

Agency Collateral Supp CMO — 0.0% (g)
FNMA REMICS, Series 2014-34, Class US, IF, (8.37% - United States 30 Day Average SOFR), 0.00%, 06/25/2044 (aa) (aa)	67	61

Agency Collateral CMO — 1.5%
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (5.89% - United States 30 Day Average SOFR), 1.51%, 01/15/2038 (aa)	800	63
Series 3680, Class SA, IF, IO, (4.89% - United States 30 Day Average SOFR), 0.51%, 06/15/2040 (aa)	1,792	124
Series 4023, Class S, IF, IO, (6.14% - United States 30 Day Average SOFR), 1.76%, 03/15/2042 (aa)	828	90
Series 4165, Class TI, IO, 3.00%, 12/15/2042	329	16
Series 4368, Class CZ, SUB, 3.75%, 11/15/2041	2,131	2,066
Series 4598, Class IK, IO, 3.50%, 03/15/2046	485	79
Series 4710, Class EI, IO, 3.50%, 11/15/2031	1,826	96
Series 4751, Class EF, (United States 30 Day Average SOFR + 0.36%), 4.74%, 05/15/2041 (aa)	1,871	1,843
Series 4764, Class WF, (United States 30 Day Average SOFR + 0.41%), 4.79%, 02/15/2048 (aa)	3,959	3,827
Series 4790, Class F, (United States 30 Day Average SOFR + 0.30%), 4.68%, 10/15/2043 (aa)	1,414	1,385
Series 4825, Class SE, IF, IO, (6.09% - United States 30 Day Average SOFR), 1.71%, 09/15/2048 (aa)	3,289	458
Series 4830, Class IL, IO, 4.50%, 04/15/2048	1,416	338
Series 4888, Class IB, IO, 4.00%, 03/15/2047	261	41
Series 4930, Class IP, IO, 3.50%, 09/25/2048	4,082	472
Series 4990, Class MI, IO, 4.00%, 07/25/2050	3,441	756
Series 5003, Class AS, IF, IO, (5.99% - United States 30 Day Average SOFR), 1.63%, 08/25/2050 (aa)	6,203	935
Series 5016, Class PI, IO, 3.00%, 09/25/2050	9,180	1,602
Series 5023, Class BI, IO, 2.00%, 10/25/2050	18,360	2,400
Series 5034, Class MI, IO, 2.00%, 11/25/2050	1,749	236
Series 5034, Class YI, IO, 4.00%, 11/25/2050	2,206	424
Series 5038, Class MI, IO, 4.00%, 11/25/2050	900	189
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,529	173
Series 5051, Class IP, IO, 3.00%, 12/25/2050	9,121	1,566
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,284	386
Series 5069, Class DI, IO, 3.50%, 02/25/2041	987	136
Series 5069, Class LI, IO, 2.50%, 02/25/2051	12,682	1,787
Series 5071, Class IN, IO, 4.00%, 08/25/2050	4,630	973
Series 5081, Class EI, IO, 2.50%, 03/25/2051	17,188	2,326
Series 5087, Class IL, IO, 3.00%, 03/25/2051	1,700	279
Series 5124, Class LI, IO, 4.50%, 07/25/2051	8,781	2,149
Series 5157, Class IA, IO, 3.00%, 10/25/2051	41,963	6,496

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 5202, Class UI, IO, 3.50%, 01/25/2052	3,388	556
Series 5227, Class EI, IO, 4.00%, 04/25/2050	3,272	278
Series 5229, Class KI, IO, 4.50%, 08/25/2049	691	111
Series 5383, Class AF, (United States 30 Day Average SOFR + 1.00%), 5.35%, 08/15/2048 (aa)	673	677
FHLMC STRIPs,
Series 365, Class C2, IO, 4.00%, 06/15/2049	3,111	688
Series 399, Class C29, IO, 2.00%, 06/25/2052	8,710	1,085
Series 399, Class C30, IO, 2.00%, 06/25/2051	67,999	8,349
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.79% - United States 30 Day Average SOFR), 3.43%, 05/25/2037 (aa)	283	42
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	235	187
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	105	22
Series 413, Class C32, IO, 4.00%, 11/25/2039	1,108	168
Series 429, Class 161, IO, 2.00%, 03/25/2051	2,541	265
Series 429, Class 162, IO, 2.00%, 03/25/2051	1,973	206
Series 429, Class 163, IO, 2.00%, 02/25/2051	461	47
Series 429, Class 164, IO, 2.00%, 03/25/2051	874	93
FNMA REMICS,
Series 2007-30, Class JS, IF, IO, (6.33% - United States 30 Day Average SOFR), 1.97%, 04/25/2037 (aa)	1,105	137
Series 2012-35, Class SP, IF, IO, (6.39% - United States 30 Day Average SOFR), 2.03%, 04/25/2042 (aa)	1,705	215
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	104	1
Series 2012-135, Class SB, IF, IO, (5.99% - United States 30 Day Average SOFR), 1.63%, 12/25/2042 (aa)	752	88
Series 2013-30, Class CA, 1.50%, 04/25/2043	1,074	906
Series 2013-109, Class BO, PO, Zero coupon, 07/25/2043	411	236
Series 2014-47, Class FB, (United States 30 Day Average SOFR + 0.46%), 4.81%, 08/25/2054 (aa)	1,813	1,776
Series 2016-26, Class SY, IF, (6.77% - United States 30 Day Average SOFR), 0.00%, 11/25/2042 (aa)	514	336
Series 2016-40, Class EF, (United States 30 Day Average SOFR + 0.56%), 4.91%, 07/25/2046 (aa)	431	429
Series 2016-63, Class AS, IF, IO, (5.89% - United States 30 Day Average SOFR), 1.53%, 09/25/2046 (aa)	1,171	145
Series 2016-68, Class WI, IO, 1.77%, 10/25/2046 (z)	2,887	233
Series 2016-71, Class NI, IO, 3.50%, 04/25/2046	594	69
Series 2017-97, Class BF, (United States 30 Day Average SOFR + 0.41%), 4.77%, 12/25/2047 (aa)	3,733	3,630
Series 2018-67, Class HF, (United States 30 Day Average SOFR + 0.41%), 4.77%, 09/25/2048 (aa)	2,044	1,981
Series 2018-67, Class SH, IF, IO, (6.09% - United States 30 Day Average SOFR), 1.73%, 09/25/2048 (aa)	2,561	342
Series 2019-47, Class SI, IO, 1.80%, 08/25/2049 (z)	8,288	904
Series 2019-48, Class IB, IO, 0.65%, 06/25/2039 (z)	16,649	292
Series 2019-53, Class IA, IO, 1.78%, 09/25/2049 (z)	16,984	1,574
Series 2019-68, Class US, IF, IO, (5.89% - United States 30 Day Average SOFR), 1.53%, 11/25/2049 (aa)	5,677	746
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	462	85
Series 2020-29, Class SA, IO, 1.52%, 05/25/2050 (z)	3,668	223
Series 2020-33, Class IO, IO, 1.45%, 05/25/2050 (z)	8,358	513

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	10,790	1,572
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	9,700	1,702
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	7,337	1,303
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	8,680	1,044
Series 2020-89, Class IG, IO, 3.00%, 12/25/2050	1,284	218
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	8,804	1,147
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	10,013	1,710
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	2,326	395
Series 2021-8, Class WI, IO, 1.97%, 03/25/2051 (z)	9,284	763
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 4.55%, 03/25/2061 (aa)	6,015	6,031
Series 2021-36, Class YI, IO, 1.98%, 06/25/2061 (z)	10,827	878
Series 2022-52, Class IH, IO, 3.00%, 03/25/2051	9,069	1,563
Series 2024-10, Class AF, (United States 30 Day Average SOFR + 0.90%), 5.25%, 12/25/2050 (aa)	1,857	1,852
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.15%, 01/25/2051 (aa)	4,687	4,695
GNMA,
Series 2015-H03, Class FA, (CME Term SOFR 1 Month + 0.61%), 4.97%, 12/20/2064 (aa)	13	13
Series 2015-H33, Class FA, (CME Term SOFR 1 Month + 0.77%), 5.13%, 12/20/2065 (aa)	4,203	4,206
Series 2017-H03, Class HA, 3.00%, 01/20/2067	1,989	1,951
Series 2018-H01, Class FA, (CME Term SOFR 1 Year + 0.87%), 5.10%, 01/20/2068 (aa)	1,985	1,996
Series 2019-65, Class ID, IO, 4.00%, 02/20/2049	988	122
Series 2019-H02, Class JA, 3.50%, 12/20/2068	1,684	1,617
Series 2019-H06, Class PT, 3.50%, 01/20/2069 (z)	1,485	1,438
Series 2019-H08, Class FE, (CME Term SOFR 1 Month + 0.76%), 5.12%, 01/20/2069 (aa)	4,664	4,637
Series 2019-H15, Class GA, 2.25%, 08/20/2069	89	87
Series 2019-H16, Class FD, (CME Term SOFR 1 Month + 0.91%), 5.27%, 10/20/2069 (aa)	2,068	2,075
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	8,993	1,288
Series 2020-142, Class MT, IF, IO, (6.04% - CME Term SOFR 1 Month), 0.05%, 07/20/2047 (aa)	10,511	19
Series 2020-142, Class TN, IF, IO, (6.09% - CME Term SOFR 1 Month), 0.10%, 09/20/2047 (aa)	14,028	55
Series 2020-176, Class FW, (CME Term SOFR 1 Month + 0.41%), 4.00%, 11/20/2050 (aa)	2,315	2,073
Series 2020-H12, Class F, (CME Term SOFR 1 Month + 0.61%), 4.97%, 07/20/2070 (aa)	1,332	1,319
Series 2020-H13, Class FA, (CME Term SOFR 1 Month + 0.56%), 4.92%, 07/20/2070 (aa)	8,404	8,285
Series 2020-H14, Class FH, (CME Term SOFR 1 Month + 1.36%), 5.72%, 08/20/2070 (aa)	6,718	6,832
Series 2020-H15, Class FH, (CME Term SOFR 1 Month + 1.16%), 5.52%, 07/20/2070 (aa)	2,454	2,483
Series 2020-H15, Class FK, (CME Term SOFR 1 Month + 1.36%), 5.72%, 04/20/2070 (aa)	4,411	4,477
Series 2020-H16, Class FN, (CME Term SOFR 1 Month + 1.36%), 5.72%, 09/20/2070 (aa)	1,657	1,685
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	9,944	1,175
Series 2021-44, Class TF, (United States 30 Day Average SOFR + 0.30%), 4.00%, 03/20/2051 (aa)	2,186	1,975
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	10,001	1,488
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	8,184	736
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	8,844	917

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2021-H03, Class ML, 6.58%, 01/20/2071 (z)	4,330	4,363
Series 2021-H05, Class FJ, (United States 30 Day Average SOFR + 0.75%), 5.14%, 03/20/2071 (aa)	232	231
Series 2021-H12, Class DF, (United States 30 Day Average SOFR + 1.50%), 5.89%, 08/20/2071 (aa)	1,958	2,003
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 5.89%, 09/20/2071 (aa)	7,584	7,753
Series 2021-H15, Class HB, 1.25%, 09/20/2065	103	96
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 5.89%, 09/20/2071 (aa)	9,828	10,056
Series 2022-H09, Class FA, (United States 30 Day Average SOFR + 0.67%), 5.06%, 04/20/2072 (aa)	773	767
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.29%, 01/20/2073 (aa)	2,807	2,811
Series 2023-H02, Class FL, (United States 30 Day Average SOFR + 0.90%), 5.29%, 01/20/2073 (aa)	8,130	8,174
Series 2023-H02, Class JF, (United States 30 Day Average SOFR + 0.90%), 5.29%, 01/20/2073 (aa)	6,505	6,537
Series 2023-H03, Class FA, (United States 30 Day Average SOFR + 0.87%), 5.26%, 02/20/2073 (aa)	11,396	11,437
Series 2023-H09, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.19%, 04/20/2073 (aa)	1,741	1,743
Series 2023-H11, Class FC, (United States 30 Day Average SOFR + 1.10%), 5.49%, 05/20/2073 (aa)	8,230	8,348
Series 2023-H11, Class FD, (United States 30 Day Average SOFR + 1.15%), 5.54%, 05/20/2073 (aa)	1,414	1,429
Series 2023-H15, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.39%, 03/20/2073 (aa)	1,997	2,007
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.49%, 11/20/2073 (aa)	4,577	4,641
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.29%, 01/20/2074 (aa)	2,863	2,872
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 5.32%, 01/20/2074 (aa)	5,023	5,045
Series 2024-H02, Class FJ, (United States 30 Day Average SOFR + 1.00%), 5.39%, 12/20/2073 (aa)	3,827	3,846
Series 2024-H07, Class FC, (United States 30 Day Average SOFR + 0.65%), 5.04%, 02/20/2074 (aa)	1,977	1,975
Series 2024-H11, Class FD, (United States 30 Day Average SOFR + 0.90%), 5.29%, 07/20/2074 (aa)	2,997	3,005
Series 2025-79, Class NA, 3.50%, 11/20/2049	3,182	3,096

Total Agency Collateral CMO		231,403

WL Collateral CMO — 0.2%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	5,176	4,292
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 5.00%, 05/25/2051 (e) (aa)	366	339
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	942	782
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	1,259	1,229
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	1,173	1,148
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 5.00%, 09/25/2051 (e) (aa)	1,613	1,496
OBX Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 10/25/2051 (e) (aa)	386	360

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 07/25/2051 (e) (aa)	7,570	7,047
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	3,598	2,991
PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/2063 (e) (z)	798	773
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	3,688	3,696
PRPM Trust, Series 2024-NQM2, Class A1, SUB, 6.33%, 06/25/2069 (e)	763	780

Total WL Collateral CMO		24,933

Total Collateralized Mortgage Obligations (Cost $276,851)		262,170

Commercial Mortgage-Backed Securities — 0.4%
Commercial MBS — 0.4%
AREIT LLC, (Bermuda), Series 2023-CRE8, Class A, (CME Term SOFR 1 Month + 2.11%), 6.25%, 08/17/2041 (e) (aa)	1,498	1,498
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	734
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	498
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,235
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	951
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	393	386
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	523	507
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	188
BCP Trust, Series 2021-330N, Class A, (CME Term SOFR 1 Month + 0.91%), 5.06%, 06/15/2038 (e) (aa)	2,800	2,478
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	318
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	449
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	660
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.77%, 06/15/2056	832	877
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.51%, 09/15/2036 (e) (aa)	4,600	4,455
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (CME Term SOFR 1 Month + 0.84%), 4.99%, 10/15/2036 (e) (aa)	893	892
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	340	338
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,083
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	145	144
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	230
CSMC, Series 2020-FACT, Class A, (CME Term SOFR 1 Month + 1.96%), 6.12%, 10/15/2037 (e) (aa)	2,100	2,079
FHLMC Multifamily Structured Pass Through Certificates,
Series K057, Class A2, 2.57%, 07/25/2026	781	772
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	994
Series K071, Class A2, 3.29%, 11/25/2027	500	494
Series K073, Class A2, 3.35%, 01/25/2028	1,000	988
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	497
Series K094, Class A2, 2.90%, 06/25/2029	112	108

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
Series K103, Class A2, 2.65%, 11/25/2029		500	475
Series K108, Class A2, 1.52%, 03/25/2030		304	274
Series K117, Class A2, 1.41%, 08/25/2030		1,500	1,327
Series K118, Class A2, 1.49%, 09/25/2030		500	443
Series K755, Class A2, 5.20%, 02/25/2031		2,000	2,099
Series KJ50, Class A2, 4.23%, 10/25/2034 (z)		5,900	5,832
Series Q034, Class APT2, 2.87%, 07/25/2054 (z)		5,640	5,360
Series K-152, Class A2, 3.78%, 11/25/2032 (z)		2,500	2,422
Series K-161, Class A2, 4.90%, 10/25/2033 (z)		1,500	1,557
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)		314	310
Series 2016-M5, Class A2, 2.47%, 04/25/2026		392	388
Series 2017-M11, Class A2, 2.98%, 08/25/2029		831	798
Series 2017-M12, Class A2, 3.16%, 06/25/2027 (z)		82	80
Series 2017-M13, Class A2, 3.03%, 09/25/2027 (z)		448	440
Series 2018-M8, Class A2, 3.42%, 06/25/2028 (z)		789	778
Series 2020-M46, Class A2, 1.32%, 05/25/2030		976	876
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052		250	237
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049		500	496
Series 2016-C31, Class A5, 3.10%, 11/15/2049		500	493
Series 2016-C32, Class A4, 3.72%, 12/15/2049		1,000	992
UBS Commercial Mortgage Trust,
Series 2018-C11, Class AS, 4.49%, 06/15/2051 (z)		1,463	1,434
Series 2018-C11, Class ASB, 4.12%, 06/15/2051		355	353
Series 2018-C12, Class A5, 4.30%, 08/15/2051		1,380	1,367
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A5, 3.42%, 09/15/2050		1,000	978
Series 2017-C40, Class A4, 3.58%, 10/15/2050		550	543
Series 2018-C44, Class A5, 4.21%, 05/15/2051		1,000	994
Series 2021-C60, Class A4, 2.34%, 08/15/2054		550	489
Total Commercial MBS			55,688

Total Commercial Mortgage-Backed Securities (Cost $58,413)			55,688

Corporate Bonds — 13.8%
Basic Materials — 0.3%
Chemicals — 0.2%
Air Products and Chemicals, Inc.,
2.05%, 05/15/2030		85	78
2.80%, 05/15/2050		5	3
3.25%, 06/16/2032	EUR	5,800	6,783
4.00%, 03/03/2035	EUR	900	1,090
CF Industries, Inc., 4.50%, 12/01/2026 (e)		1,800	1,803
Dow Chemical Co. (The), 5.25%, 11/15/2041		600	553
DuPont de Nemours, Inc.,
4.73%, 11/15/2028		854	861
5.32%, 11/15/2038		24	25
5.42%, 11/15/2048		297	293

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
Ecolab, Inc.,
1.30%, 01/30/2031		26	22
2.13%, 02/01/2032		75	66
2.70%, 12/15/2051		2	1
FMC Corp., 5.65%, 05/18/2033		1,665	1,665
Givaudan Finance Europe BV, (Netherlands), Reg. S, 1.00%, 04/22/2027	EUR	100	115
LANXESS AG, (Germany), Reg. S, 0.63%, 12/01/2029	EUR	100	106
Linde Finance BV, (Netherlands),
Reg. S, 0.25%, 05/19/2027	EUR	200	227
Reg. S, 0.55%, 05/19/2032	EUR	800	796
Linde plc, (Ireland),
Reg. S, 0.00%, 09/30/2026	EUR	500	574
Reg. S, 1.00%, 09/30/2051	EUR	200	123
LYB International Finance BV, (Netherlands), 4.88%, 03/15/2044		30	26
LYB International Finance III LLC, 5.50%, 03/01/2034		85	85
Nutrien Ltd., (Canada),
5.25%, 03/12/2032		1,000	1,031
5.40%, 06/21/2034		820	845
PPG Industries, Inc., 1.20%, 03/15/2026		5	5
RPM International, Inc.,
2.95%, 01/15/2032		50	45
3.75%, 03/15/2027		190	189
4.55%, 03/01/2029		50	50
Sherwin-Williams Co. (The), 4.80%, 09/01/2031		20	20
Syensqo SA, (Belgium), Reg. S, 2.75%, 12/02/2027	EUR	200	236
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		2,000	1,878

			19,594

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 8.88%, 05/15/2031		10	12

Iron/Steel — 0.0% (g)
Steel Dynamics, Inc., 3.25%, 01/15/2031		2,640	2,495

Mining — 0.1%
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	977
BHP Billiton Finance USA Ltd., (Australia),
4.75%, 02/28/2028		10	10
5.25%, 09/08/2030		9	9
5.30%, 02/21/2035		2,450	2,550
Freeport-McMoRan, Inc.,
4.13%, 03/01/2028		1,500	1,491
5.40%, 11/14/2034		4	4
5.45%, 03/15/2043		30	29
Kinross Gold Corp., (Canada),
4.50%, 07/15/2027		2,500	2,510
6.25%, 07/15/2033		1,070	1,168
Newmont Corp. / Newcrest Finance Pty Ltd, 5.35%, 03/15/2034		450	469

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — continued
Norsk Hydro ASA, (Norway), Reg. S, 2.00%, 04/11/2029	EUR	800	913
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		26	16
Rio Tinto Finance USA plc, (United Kingdom),
4.50%, 03/14/2028		115	116
4.88%, 03/14/2030		800	820
5.00%, 03/14/2032		720	740
5.25%, 03/14/2035		190	196
5.75%, 03/14/2055		50	52
Silfin NV, (Belgium), Reg. S, 5.13%, 07/17/2030	EUR	2,500	3,098
Southern Copper Corp.,
5.25%, 11/08/2042		127	123
5.88%, 04/23/2045		60	62
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,411

			17,764

Total Basic Materials			39,865

Communications — 0.8%
Advertising — 0.0% (g)
Omnicom Group, Inc., 5.30%, 11/01/2034		50	51
Publicis Groupe SA, (France), Reg. S, 3.38%, 06/12/2032	EUR	1,400	1,644

			1,695

Internet — 0.2%
Alibaba Group Holding Ltd., (Cayman Islands), 5.25%, 05/26/2035 (e)		175	183
Alphabet, Inc.,
1.90%, 08/15/2040		700	478
2.25%, 08/15/2060		25	14
3.38%, 05/06/2037	EUR	3,000	3,474
3.88%, 05/06/2045	EUR	1,400	1,622
5.30%, 05/15/2065		40	40
AppLovin Corp.,
5.38%, 12/01/2031		100	103
5.50%, 12/01/2034		60	62
Booking Holdings, Inc.,
0.50%, 03/08/2028	EUR	4,500	5,035
1.80%, 03/03/2027	EUR	1,500	1,747
3.63%, 11/12/2028	EUR	339	410
4.13%, 05/09/2038	EUR	2,000	2,387
4.50%, 11/15/2031	EUR	1,869	2,353
Expedia Group, Inc., 4.63%, 08/01/2027		700	705
Meta Platforms, Inc.,
4.55%, 08/15/2031		95	97
5.55%, 08/15/2064		255	253
Netflix, Inc.,
Reg. S, 3.63%, 06/15/2030	EUR	4,601	5,585
5.40%, 08/15/2054		20	20
Prosus NV, (Netherlands),
Reg. S, 1.29%, 07/13/2029	EUR	741	814
Reg. S, 1.54%, 08/03/2028	EUR	1,000	1,132

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — continued
Reg. S, 1.99%, 07/13/2033	EUR	3,637	3,738
Reg. S, 2.09%, 01/19/2030	EUR	1,000	1,122
Reg. S, 4.34%, 07/15/2035	EUR	1,300	1,537
Uber Technologies, Inc., 5.35%, 09/15/2054		15	15
VeriSign, Inc.,
2.70%, 06/15/2031		79	71
4.75%, 07/15/2027		27	27
5.25%, 06/01/2032		70	72

			33,096

Media — 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.50%, 03/01/2042		914	658
3.70%, 04/01/2051		894	590
5.13%, 07/01/2049		1,245	1,027
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	3,292
1.50%, 02/15/2031		90	78
1.88%, 02/20/2036	GBP	575	555
1.95%, 01/15/2031		2,875	2,555
2.94%, 11/01/2056		35	21
3.20%, 07/15/2036		5	4
4.25%, 10/15/2030		160	160
5.10%, 06/01/2029		20	21
Cox Communications, Inc., 5.45%, 09/01/2034 (e)		985	981
FactSet Research Systems, Inc.,
2.90%, 03/01/2027		955	937
3.45%, 03/01/2032		47	43
Fox Corp.,
5.48%, 01/25/2039		95	95
5.58%, 01/25/2049		8	8
6.50%, 10/13/2033		140	154
Informa plc, (United Kingdom),
Reg. S, 3.13%, 07/05/2026	GBP	1,100	1,463
Reg. S, 3.63%, 10/23/2034	EUR	1,148	1,342
Pearson Funding plc, (United Kingdom), Reg. S, 5.38%, 09/12/2034	GBP	1,100	1,446
RAI-Radiotelevisione Italiana SpA, (Italy), Reg. S, 4.38%, 07/10/2029	EUR	100	122
TDF Infrastructure SASU, (France),
Reg. S, 1.75%, 12/01/2029	EUR	2,300	2,548
Reg. S, 3.63%, 12/16/2030	EUR	1,700	1,993
Time Warner Cable LLC,
4.50%, 09/15/2042		270	217
5.50%, 09/01/2041		800	732

			21,042

Telecommunications — 0.5%
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	1,300	1,511
4.38%, 08/07/2041	GBP	1,500	1,661
4.70%, 07/21/2032		200	200
5.00%, 10/27/2026	GBP	1,200	1,623

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
AT&T, Inc.,
1.70%, 03/25/2026		62	61
2.05%, 05/19/2032	EUR	200	217
3.50%, 06/01/2041		2,140	1,709
3.65%, 06/01/2051		1,800	1,301
4.25%, 06/01/2043	GBP	200	209
4.30%, 12/15/2042		12	10
5.40%, 02/15/2034		1,280	1,330
5.70%, 11/01/2054		73	72
7.00%, 04/30/2040	GBP	400	576
Cisco Systems, Inc.,
5.10%, 02/24/2035		71	74
5.50%, 02/24/2055		20	20
Corning, Inc., 5.45%, 11/15/2079		15	14
Deutsche Telekom International Finance BV, (Netherlands), 8.75%, 06/15/2030		50	59
Elisa OYJ, (Finland), Reg. S, 2.88%, 05/14/2030	EUR	1,875	2,183
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates), Reg. S, 0.88%, 05/17/2033	EUR	1,600	1,566
Motorola Solutions, Inc.,
2.75%, 05/24/2031		120	109
5.40%, 04/15/2034		1,180	1,224
NBN Co. Ltd., (Australia),
Reg. S, 4.13%, 03/15/2029	EUR	2,000	2,450
Reg. S, 5.35%, 03/06/2035	AUD	500	339
NTT Finance Corp., (Japan),
2.91%, 03/16/2029 (e)	EUR	1,900	2,240
Reg. S, 4.09%, 07/16/2037	EUR	700	844
4.57%, 07/16/2027 (e)		1,080	1,088
4.88%, 07/16/2030 (e)		1,395	1,418
Optus Finance Pty Ltd., (Australia), Reg. S, 1.00%, 06/20/2029	EUR	1,400	1,527
Orange SA, (France),
Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,347
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.65%), 3.88%, 03/24/2032 (x) (aa)	EUR	3,000	3,499
9.00%, 03/01/2031		120	146
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	116
Proximus SADP, (Belgium),
Reg. S, 0.75%, 11/17/2036	EUR	200	179
Reg. S, 3.75%, 03/27/2034	EUR	300	357
Reg. S, 3.75%, 04/08/2035	EUR	200	234
Reg. S, 4.00%, 03/08/2030	EUR	200	245
Reg. S, 4.13%, 11/17/2033	EUR	300	367
Rogers Communications, Inc., (Canada), 5.30%, 02/15/2034		1,550	1,572
SES SA, (Luxembourg),
Reg. S, 3.50%, 01/14/2029	EUR	100	119
Reg. S, 4.13%, 06/24/2030	EUR	5,000	5,999

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Sprint Capital Corp.,
6.88%, 11/15/2028		2,621	2,820
8.75%, 03/15/2032		90	109
Swisscom AG, (Switzerland), Reg. S, 0.13%, 09/15/2032	CHF	430	520
Swisscom Finance BV, (Netherlands), Reg. S, 3.88%, 05/29/2044	EUR	2,875	3,265
Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.00%, 05/26/2029	EUR	1,315	1,435
Telefonica Emisiones SA, (Spain), 7.05%, 06/20/2036		166	187
Telekom Finanzmanagement GmbH, (Austria), Reg. S, 1.50%, 12/07/2026	EUR	200	233
Telenor ASA, (Norway), Reg. S, 3.38%, 04/01/2032	EUR	8,575	10,217
Telia Co. AB, (Sweden), Reg. S, 2.13%, 02/20/2034	EUR	700	747
Telstra Group Ltd., (Australia),
Reg. S, 1.00%, 04/23/2030	EUR	1,025	1,113
Reg. S, 3.75%, 05/04/2031	EUR	3,500	4,266
T-Mobile USA, Inc.,
3.30%, 02/15/2051		10	7
3.60%, 11/15/2060		324	220
3.88%, 04/15/2030		3,575	3,506
4.38%, 04/15/2040		12	11
4.50%, 04/15/2050		100	84
5.15%, 04/15/2034		10	10
5.25%, 06/15/2055		200	186
5.50%, 01/15/2055		105	101
Verizon Communications, Inc.,
1.68%, 10/30/2030		8	7
2.10%, 03/22/2028		115	110
2.50%, 04/08/2031	GBP	1,000	1,189
2.55%, 03/21/2031		437	397
2.65%, 11/20/2040		950	687
2.99%, 10/30/2056		130	80
3.88%, 03/01/2052		370	284
4.02%, 12/03/2029		2	2
4.78%, 02/15/2035		20	20

			71,628

Total Communications			127,461

Consumer Cyclical — 0.8%
Airlines — 0.0% (g)
Delta Air Lines, Inc. / SkyMiles IP Ltd., (Multinational), 4.75%, 10/20/2028 (e)		2,780	2,796
Southwest Airlines Co., 5.13%, 06/15/2027		1,150	1,164
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	523
4.63%, 04/15/2029 (e)		360	355

			4,838

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Apparel — 0.0% (g)
LVMH Moet Hennessy Louis Vuitton SE, (France), Reg. S, 1.13%, 02/11/2027	GBP	1,200	1,550
Tapestry, Inc.,
5.10%, 03/11/2030		55	57
5.50%, 03/11/2035		155	158

			1,765

Auto Manufacturers — 0.4%
American Honda Finance Corp.,
1.50%, 10/19/2027	GBP	2,300	2,911
2.85%, 06/27/2028	EUR	2,000	2,355
3.30%, 03/21/2029	EUR	2,700	3,213
3.75%, 10/25/2027	EUR	3,300	3,969
3.95%, 03/19/2032	EUR	1,900	2,290
Cummins, Inc., 5.45%, 02/20/2054		22	22
Ford Motor Co., 3.25%, 02/12/2032		700	612
Ford Motor Credit Co. LLC,
3.62%, 07/27/2028	EUR	5,475	6,438
4.00%, 11/13/2030		545	509
4.45%, 02/14/2030	EUR	875	1,048
4.95%, 05/28/2027		3,065	3,060
5.73%, 09/05/2030		280	282
5.88%, 11/07/2029		1,800	1,832
6.80%, 11/07/2028		200	209
7.35%, 03/06/2030		1,120	1,199
General Motors Co.,
5.20%, 04/01/2045		560	504
6.60%, 04/01/2036		520	562
General Motors Financial Co., Inc.,
2.35%, 02/26/2027		10	10
2.70%, 08/20/2027		1,450	1,410
2.70%, 06/10/2031		585	523
5.00%, 04/09/2027		1,120	1,130
5.35%, 01/07/2030		3,200	3,279
Hyundai Capital America,
4.25%, 09/18/2028 (e)		345	344
4.88%, 11/01/2027 (e)		1,815	1,836
4.90%, 06/23/2028 (e)		2,295	2,328
5.00%, 01/07/2028 (e)		1,750	1,775
6.50%, 01/16/2029 (e)		1,085	1,150
Mercedes-Benz Group AG, (Germany), Reg. S, 1.13%, 11/06/2031	EUR	15	16
RCI Banque SA, (France), Reg. S, 1.13%, 01/15/2027	EUR	800	922
Stellantis Finance US, Inc., 2.69%, 09/15/2031 (e)		635	544
Volkswagen Bank GmbH, (Germany), Reg. S, 4.63%, 05/03/2031	EUR	2,500	3,092
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,311
Volkswagen Group of America Finance LLC,
4.55%, 09/11/2028 (e)		1,140	1,144
5.30%, 03/22/2027 (e)		1,540	1,560
Volkswagen International Finance NV, (Netherlands),
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	2,301
Reg. S, 4.25%, 03/29/2029	EUR	1,500	1,827

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	25	29
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.49%), 5.99%, 11/15/2033 (x) (aa)	EUR	200	244
Volkswagen Leasing GmbH, (Germany), Reg. S, 0.38%, 07/20/2026	EUR	1,500	1,732
Volvo Treasury AB, (Sweden), Reg. S, 3.13%, 08/26/2027	EUR	269	319

			59,841

Auto Parts & Equipment — 0.1%
BorgWarner, Inc., 1.00%, 05/19/2031	EUR	1,088	1,125
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	224
Magna International, Inc., (Canada), 4.38%, 03/17/2032	EUR	3,000	3,694
Pirelli & C SpA, (Italy), Reg. S, 3.88%, 07/02/2029	EUR	1,848	2,236
Robert Bosch GmbH, (Germany), Reg. S, 4.00%, 06/02/2035	EUR	4,500	5,409
Robert Bosch Investment Nederland BV, (Netherlands), Reg. S, 4.00%, 05/28/2037	EUR	2,800	3,316

			16,004

Distribution/Wholesale — 0.0% (g)
LKQ Corp., 5.75%, 06/15/2028		55	57

Entertainment — 0.1%
ITV plc, (United Kingdom), Reg. S, 4.25%, 06/19/2032	EUR	2,188	2,609
Smithsonian Institution,
1.51%, 09/01/2026		25	25
1.61%, 09/01/2027		35	33
1.87%, 09/01/2029		1,000	918
1.97%, 09/01/2031		200	172
Universal Music Group NV, (Netherlands),
Reg. S, 3.75%, 06/30/2032	EUR	3,700	4,435
Reg. S, 4.00%, 06/13/2031	EUR	1,608	1,959

			10,151

Food Service — 0.0% (g)
Compass Group plc, (United Kingdom), Reg. S, 2.00%, 07/03/2029	GBP	2,500	3,088

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	196
DR Horton, Inc., 5.50%, 10/15/2035		190	197
MDC Holdings, Inc., 6.00%, 01/15/2043		5	5
NVR, Inc., 3.00%, 05/15/2030		112	106
PulteGroup, Inc.,
6.38%, 05/15/2033		24	26
7.88%, 06/15/2032		30	35

			565

Leisure Time — 0.0% (g)
Amadeus IT Group SA, (Spain),
Reg. S, 2.88%, 05/20/2027	EUR	500	591
Reg. S, 3.38%, 03/25/2030	EUR	1,500	1,785
Royal Caribbean Cruises Ltd., (Liberia), 5.38%, 01/15/2036 (w)		46	46

			2,422

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Lodging — 0.1%
Hyatt Hotels Corp.,
4.38%, 09/15/2028		10	10
5.25%, 06/30/2029		275	282
5.75%, 03/30/2032		30	31
Las Vegas Sands Corp., 5.63%, 06/15/2028		1,680	1,718
Marriott International, Inc.,
5.00%, 10/15/2027		745	758
5.25%, 10/15/2035		75	76
5.35%, 03/15/2035		68	70
5.45%, 09/15/2026		87	88
5.50%, 04/15/2037		764	781
Series HH, 2.85%, 04/15/2031		624	574
Whitbread Group plc, (United Kingdom), Reg. S, 2.38%, 05/31/2027	GBP	1,000	1,292

			5,680

Retail — 0.1%
Alimentation Couche-Tard, Inc., (Canada), 5.27%, 02/12/2034 (e)		560	573
AutoNation, Inc., 4.75%, 06/01/2030		1,300	1,308
AutoZone, Inc.,
1.65%, 01/15/2031		2,595	2,260
4.75%, 02/01/2033		650	651
5.20%, 08/01/2033		25	26
5.40%, 07/15/2034		30	31
Darden Restaurants, Inc.,
4.35%, 10/15/2027		20	20
4.55%, 10/15/2029		55	55
6.30%, 10/10/2033		20	22
Dick’s Sporting Goods, Inc.,
3.15%, 01/15/2032		13	12
4.10%, 01/15/2052		30	22
Ferguson Enterprises, Inc., 5.00%, 10/03/2034		90	91
Genuine Parts Co., 4.95%, 08/15/2029		910	926
Home Depot, Inc. (The), 4.20%, 04/01/2043		800	697
McDonald’s Corp., 4.60%, 05/26/2045		20	18
O’Reilly Automotive, Inc.,
3.90%, 06/01/2029		2	2
4.20%, 04/01/2030		8	8
4.70%, 06/15/2032		6	6
Walmart, Inc., 4.90%, 04/28/2035		120	123
Wesfarmers Ltd., (Australia),
Reg. S, 0.95%, 10/21/2033	EUR	3,200	3,116
Reg. S, 3.28%, 06/10/2032	EUR	6,075	7,141

			17,108

Total Consumer Cyclical			121,519

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Consumer Non-cyclical — 1.8%
Agriculture — 0.5%
Altria Group, Inc.,
3.13%, 06/15/2031	EUR	7,100	8,240
3.40%, 05/06/2030		50	48
3.40%, 02/04/2041		75	58
3.70%, 02/04/2051		110	79
3.88%, 09/16/2046		95	73
4.00%, 02/04/2061		60	45
4.88%, 02/04/2028		70	71
5.80%, 02/14/2039		6	6
5.95%, 02/14/2049		6	6
6.20%, 11/01/2028		75	79
6.20%, 02/14/2059		28	29
BAT Capital Corp.,
2.26%, 03/25/2028		101	97
3.56%, 08/15/2027		646	639
4.54%, 08/15/2047		104	87
4.76%, 09/06/2049		5	4
5.83%, 02/20/2031		65	69
6.00%, 02/20/2034		15	16
6.34%, 08/02/2030		85	92
7.08%, 08/02/2043		60	68
7.08%, 08/02/2053		15	17
BAT International Finance plc, (United Kingdom),
Reg. S, 2.25%, 06/26/2028	GBP	860	1,087
Reg. S, 2.25%, 01/16/2030	EUR	4,977	5,660
Reg. S, 4.13%, 04/12/2032	EUR	4,300	5,214
4.45%, 03/16/2028		20	20
5.93%, 02/02/2029		1,825	1,917
Reg. S, 6.00%, 11/24/2034	GBP	600	823
British American Tobacco plc, (United Kingdom), Series 5.25, Reg. S, (EUR Swap Rate 5 Year + 3.37%), 3.00%, 09/27/2026 (x) (aa)	EUR	2,000	2,344
Bunge Finance Europe BV, (Netherlands), Reg. S, 1.00%, 09/24/2028	EUR	2,050	2,288
Bunge Ltd Finance Corp., 5.15%, 08/04/2035		1,895	1,917
Cargill, Inc.,
2.13%, 04/23/2030 (e)		1,500	1,374
4.76%, 11/23/2045 (e)		375	345
Imperial Brands Finance Netherlands BV, (Netherlands),
Reg. S, 1.75%, 03/18/2033	EUR	840	856
Reg. S, 5.25%, 02/15/2031	EUR	5,738	7,311
Imperial Brands Finance plc, (United Kingdom), 5.50%, 02/01/2030 (e)		2,000	2,076
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (e)		960	1,010
JT International Financial Services BV, (Netherlands), Reg. S, 1.00%, 11/26/2029	EUR	1,952	2,123
Louis Dreyfus Co. Finance BV, (Netherlands), Reg. S, 3.50%, 10/22/2031	EUR	1,500	1,771
Philip Morris International, Inc.,
1.45%, 08/01/2039	EUR	3,800	3,226
1.75%, 11/01/2030		204	181
1.88%, 11/06/2037	EUR	1,000	936

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
3.25%, 06/06/2032	EUR	800	933
3.75%, 01/15/2031	EUR	6,850	8,264
4.63%, 11/01/2029 (jj)		4,050	4,111
4.75%, 11/01/2031		75	76
4.90%, 11/01/2034		3	3
5.13%, 02/13/2031		635	657
5.25%, 02/13/2034		38	39
5.38%, 02/15/2033		81	85
5.63%, 09/07/2033		50	53
5.75%, 11/17/2032		5	5
6.38%, 05/16/2038		105	118
Reynolds American, Inc., 5.85%, 08/15/2045		90	89
Scandinavian Tobacco Group A/S, (Denmark), Reg. S, 4.88%, 09/12/2029	EUR	3,696	4,508
Sudzucker International Finance BV, (Netherlands), Reg. S, 5.13%, 10/31/2027	EUR	500	609

			71,852

Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 02/01/2036		1,700	1,678
4.90%, 02/01/2046		1,533	1,435
Anheuser-Busch InBev SA, (Belgium), Reg. S, 2.75%, 03/17/2036	EUR	10	11
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/01/2040		5	5
CCEP Finance Ireland DAC, (Ireland), Reg. S, 0.50%, 09/06/2029	EUR	300	323
Coca-Cola Co. (The),
1.38%, 03/15/2031		20	17
2.60%, 06/01/2050		20	13
2.88%, 05/05/2041		15	12
3.00%, 03/05/2051		230	157
3.45%, 03/25/2030		105	102
5.40%, 05/13/2064		550	547
Coca-Cola Europacific Partners plc, (United Kingdom),
Reg. S, 1.13%, 04/12/2029	EUR	1,000	1,112
Reg. S, 3.13%, 06/03/2031	EUR	227	267
Coca-Cola HBC Finance BV, (Netherlands), Reg. S, 1.63%, 05/14/2031	EUR	893	972
Diageo Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/28/2033	GBP	3,000	3,172
Reg. S, 2.75%, 06/08/2038	GBP	625	628
JDE Peet’s NV, (Netherlands), Reg. S, 4.50%, 01/23/2034	EUR	2,400	2,939
PepsiCo., Inc.,
0.75%, 10/14/2033	EUR	1,350	1,313
1.40%, 02/25/2031		35	30
4.20%, 07/18/2052		45	37
4.65%, 02/15/2053		3	3

			14,773

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Biotechnology — 0.0% (g)
Amgen, Inc.,
3.35%, 02/22/2032		10	9
4.05%, 08/18/2029		39	39
4.40%, 05/01/2045		35	30
5.60%, 03/02/2043		615	623
5.65%, 03/02/2053		450	449
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032		70	65
Gilead Sciences, Inc.,
1.65%, 10/01/2030		160	142
4.00%, 09/01/2036		315	293
4.80%, 04/01/2044		265	248
5.10%, 06/15/2035		10	10
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050		75	47
Royalty Pharma plc, (United Kingdom), 4.45%, 03/25/2031		47	47

			2,002

Commercial Services — 0.4%
AA Bond Co. Ltd., (Jersey), Reg. S, 6.85%, 07/31/2031	GBP	100	141
Abertis France SAS, (France), Reg. S, 2.50%, 05/04/2027	EUR	1,600	1,872
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	4,400	5,834
Automatic Data Processing, Inc.,
1.25%, 09/01/2030		22	19
1.70%, 05/15/2028		2	2
Autoroutes du Sud de la France SA, (France), Reg. S, 1.25%, 01/18/2027	EUR	3,900	4,515
Ayvens SA, (France), Reg. S, 3.88%, 01/24/2028	EUR	1,100	1,327
Bureau Veritas SA, (France), Reg. S, 3.13%, 11/15/2031	EUR	900	1,056
Central Nippon Expressway Co. Ltd., (Japan), Reg. S, 0.89%, 12/10/2025		200	199
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	669
Equifax, Inc.,
2.35%, 09/15/2031		50	44
3.10%, 05/15/2030		1,800	1,703
5.10%, 12/15/2027		90	92
ERAC USA Finance LLC,
4.50%, 02/15/2045 (e)		400	354
4.60%, 05/01/2028 (e)		1,100	1,115
4.90%, 05/01/2033 (e)		865	880
7.00%, 10/15/2037 (e)		800	933
Experian Finance plc, (United Kingdom), Reg. S, 3.25%, 04/07/2032	GBP	425	522
Fiserv Funding ULC, (Ireland), 2.88%, 06/15/2028	EUR	1,000	1,179
Global Payments, Inc., 4.88%, 03/17/2031	EUR	2,050	2,529
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	351
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	472
4.68%, 07/01/2114		50	43
Moody’s Corp.,
0.95%, 02/25/2030	EUR	500	541
1.75%, 03/09/2027	EUR	1,125	1,310
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	6

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Quanta Services, Inc.,
2.35%, 01/15/2032		60	53
2.90%, 10/01/2030		45	42
3.05%, 10/01/2041		30	22
RELX Capital, Inc.,
4.75%, 03/27/2030		75	77
4.75%, 05/20/2032		610	621
5.25%, 03/27/2035		235	242
RELX Finance BV, (Netherlands),
Reg. S, 0.50%, 03/10/2028	EUR	500	559
Reg. S, 0.88%, 03/10/2032	EUR	9,000	9,171
S&P Global, Inc.,
2.30%, 08/15/2060		266	139
2.45%, 03/01/2027		35	34
5.25%, 09/15/2033		35	37
SGS Nederland Holding BV, (Netherlands), Reg. S, 0.13%, 04/21/2027	EUR	2,500	2,830
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.45%, 05/16/2029	EUR	7,000	7,830
Reg. S, 3.00%, 04/08/2030	EUR	100	117
Reg. S, 4.23%, 04/26/2033	EUR	1,450	1,786
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/2035		300	294
Trustees of Princeton University (The), 4.20%, 03/01/2052		1,295	1,096
University of Oxford, (United Kingdom), Reg. S, 2.54%, 12/08/2117	GBP	1,500	917
University of Southern California, 4.98%, 10/01/2053		656	619
Verisk Analytics, Inc., 5.50%, 06/15/2045		28	28
Volkswagen Financial Services AG, (Germany), Reg. S, 2.25%, 10/16/2026	EUR	10	12
Washington University (The),
4.35%, 04/15/2122		255	197
Series 2022, 3.52%, 04/15/2054		900	662
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	290
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	1,500	663
Reg. S, 2.52%, 02/07/2118	GBP	200	120
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,350

			57,516

Cosmetics/Personal Care — 0.0% (g)
Colgate-Palmolive Co., 3.70%, 08/01/2047		20	16
Kenvue, Inc., 5.00%, 03/22/2030		36	37
Procter & Gamble Co. (The),
1.88%, 10/30/2038	EUR	325	322
4.55%, 01/29/2034		565	573
4.88%, 05/11/2027	EUR	425	520
Reckitt Benckiser Treasury Services Nederland BV, (Netherlands), Reg. S, 0.75%, 05/19/2030	EUR	200	214

			1,682

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — 0.1%
Campbell’s Company (The), 5.40%, 03/21/2034		39	40
Danone SA, (France), Reg. S, 3.48%, 05/03/2030	EUR	1,400	1,684
Hershey Co. (The),
4.75%, 02/24/2030		40	41
4.95%, 02/24/2032		40	41
Hormel Foods Corp., 1.70%, 06/03/2028		4	4
ITM Entreprises SASU, (France), Reg. S, 4.13%, 01/29/2030	EUR	4,400	5,285
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl, (Luxembourg),
3.00%, 05/15/2032		575	515
5.75%, 04/01/2033		741	774
Kellanova, 0.50%, 05/20/2029	EUR	1,885	2,034
Kraft Heinz Foods Co., 5.40%, 03/15/2035		20	21
Mars, Inc.,
2.38%, 07/16/2040 (e)		1,200	859
5.00%, 03/01/2032 (e)		395	404
5.20%, 03/01/2035 (e)		885	905
5.80%, 05/01/2065 (e)		255	260
Mondelez International, Inc., 1.50%, 02/04/2031		1,000	866
Nestle Holdings, Inc., 4.00%, 09/24/2048 (e)		750	621
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		35	32
6.25%, 07/01/2033		115	123
REWE International Finance BV, (Netherlands), Reg. S, 4.88%, 09/13/2030	EUR	2,400	3,025
Sysco Corp.,
3.15%, 12/14/2051		70	47
5.40%, 03/23/2035		130	134
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 1.88%, 11/02/2028	GBP	1,300	1,623
Reg. S, 2.75%, 04/27/2030	GBP	825	1,014

			20,352

Healthcare - Products — 0.2%
Abbott Laboratories, 4.90%, 11/30/2046		151	145
Agilent Technologies, Inc., 3.05%, 09/22/2026		35	35
American Medical Systems Europe BV, (Netherlands),
1.88%, 03/08/2034	EUR	2,000	2,091
3.50%, 03/08/2032	EUR	4,600	5,505
Boston Scientific Corp., 6.50%, 11/15/2035		15	17
EssilorLuxottica SA, (France), Reg. S, 2.88%, 03/05/2029	EUR	800	945
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		32	33
Medtronic Global Holdings SCA, (Luxembourg),
1.75%, 07/02/2049	EUR	600	442
3.00%, 10/15/2028	EUR	3,400	4,036
3.38%, 10/15/2034	EUR	4,200	4,933
Medtronic, Inc.,
2.95%, 10/15/2030	EUR	5,400	6,345
4.15%, 10/15/2053	EUR	1,020	1,149
4.20%, 10/15/2045	EUR	1,250	1,463

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Products — continued
Smith & Nephew plc, (United Kingdom), 2.03%, 10/14/2030		45	40
STERIS Irish FinCo.UnLtd Co., (Ireland), 2.70%, 03/15/2031		150	137
Stryker Corp.,
1.00%, 12/03/2031	EUR	1,300	1,347
3.38%, 12/11/2028	EUR	2,200	2,641
Thermo Fisher Scientific, Inc., 1.88%, 10/01/2049	EUR	900	677
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/2031		16	15
5.20%, 09/15/2034		55	56

			32,052

Healthcare - Services — 0.2%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	25
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		750	471
Ascension Health, 3.95%, 11/15/2046		40	33
Cigna Group (The),
2.38%, 03/15/2031		58	52
3.40%, 03/15/2051		75	52
4.80%, 08/15/2038		135	129
4.80%, 07/15/2046		20	18
4.90%, 12/15/2048		820	736
6.00%, 01/15/2056		350	363
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	863
CommonSpirit Health, 3.91%, 10/01/2050		50	37
Elevance Health, Inc.,
3.60%, 03/15/2051		865	619
5.65%, 06/15/2054		2,405	2,363
Eurofins Scientific SE, (Luxembourg), Reg. S, 4.75%, 09/06/2030	EUR	2,200	2,753
Fresenius Medical Care AG, (Germany), Reg. S, 1.50%, 05/29/2030	EUR	159	174
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/2041		1,335	951
HCA, Inc.,
3.13%, 03/15/2027		2,560	2,524
3.63%, 03/15/2032		170	159
4.13%, 06/15/2029		250	248
5.13%, 06/15/2039		28	27
5.45%, 09/15/2034		20	21
5.60%, 04/01/2034		13	14
6.00%, 04/01/2054		35	35
6.10%, 04/01/2064		21	21
Health Care Service Corp. A Mutual Legal Reserve Co,
2.20%, 06/01/2030 (e)		1,400	1,266
5.20%, 06/15/2029 (e)		405	416
5.88%, 06/15/2054 (e)		265	260
Icon Investments Six DAC, (Ireland), 5.85%, 05/08/2029		615	642
IQVIA, Inc., 6.25%, 02/01/2029		950	1,000
Kaiser Foundation Hospitals,
4.15%, 05/01/2047		1,200	1,003
Series 2021, 3.00%, 06/01/2051		50	33
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034		1,085	1,077

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Mayo Clinic,
3.77%, 11/15/2043		30	25
Series 2021, 3.20%, 11/15/2061		440	285
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		15	12
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	936
MyMichigan Health, Series 2020, 3.41%, 06/01/2050		1,495	1,061
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	762
4.02%, 08/01/2045		20	17
OhioHealth Corp.,
2.30%, 11/15/2031		830	741
2.83%, 11/15/2041		370	274
Series 2020, 3.04%, 11/15/2050		535	368
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025		700	697
Series 2020, 3.22%, 11/15/2050		745	482
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032		470	403
Series 2042, 2.72%, 01/01/2042		450	320
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051		50	30
Roche Holdings, Inc.,
4.99%, 03/08/2034 (e)		1,950	2,013
5.59%, 11/13/2033 (e)		1,650	1,772
Sentara Health, Series 2021, 2.93%, 11/01/2051		2,365	1,510
Texas Health Resources, 2.33%, 11/15/2050		750	428
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		230	168
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	145
3.70%, 08/15/2049		1,100	823
5.20%, 04/15/2063		1,200	1,099
5.38%, 04/15/2054		125	120
5.75%, 07/15/2064		925	920
Universal Health Services, Inc., 2.65%, 10/15/2030		92	83

			33,879

Household Products/Wares — 0.0% (g)
Henkel AG & Co. KGaA, (Germany), Reg. S, 0.50%, 11/17/2032	EUR	100	99
Kimberly-Clark Corp.,
2.88%, 02/07/2050		25	16
3.10%, 03/26/2030		8	8
3.20%, 04/25/2029		40	39
Reckitt Benckiser Treasury Services plc, (United Kingdom),
Reg. S, 1.75%, 05/19/2032	GBP	2,175	2,432

			2,594

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — 0.3%
AbbVie, Inc.,
3.20%, 11/21/2029 (jj)		4,960	4,786
4.05%, 11/21/2039		34	31
4.40%, 11/06/2042		5	5
4.50%, 05/14/2035		255	250
4.88%, 03/15/2030		225	232
4.95%, 03/15/2031		10	10
5.05%, 03/15/2034		10	10
5.35%, 03/15/2044		10	10
5.50%, 03/15/2064		210	210
AstraZeneca Finance LLC, 4.90%, 03/03/2030		110	113
AstraZeneca plc, (United Kingdom),
1.38%, 08/06/2030		105	92
2.13%, 08/06/2050		3	2
4.38%, 11/16/2045		8	7
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	600	678
Bristol-Myers Squibb Co., 6.40%, 11/15/2063		820	905
Cardinal Health, Inc.,
4.37%, 06/15/2047		15	13
4.50%, 11/15/2044		5	4
5.35%, 11/15/2034		165	169
5.45%, 02/15/2034		23	24
Cencora, Inc.,
2.70%, 03/15/2031		65	59
2.88%, 05/22/2028	EUR	1,000	1,181
3.45%, 12/15/2027		5	5
3.63%, 05/22/2032	EUR	3,921	4,655
4.25%, 03/01/2045		21	18
4.30%, 12/15/2047		2	2
CVS Health Corp.,
5.05%, 03/25/2048		1,200	1,067
5.45%, 09/15/2035		115	117
5.70%, 06/01/2034		95	99
6.20%, 09/15/2055		38	39
(CMT Index 5 Year + 2.89%), 7.00%, 03/10/2055 (aa)		215	226
Eli Lilly & Co.,
2.50%, 09/15/2060		145	82
4.88%, 02/27/2053		270	252
4.95%, 02/27/2063		100	92
5.50%, 02/12/2055		87	89
5.55%, 10/15/2055		90	93
5.65%, 10/15/2065		190	196
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	885
Reg. S, 5.25%, 04/10/2042	GBP	150	188
Johnson & Johnson,
1.15%, 11/20/2028	EUR	1,000	1,134
1.30%, 09/01/2030		135	120
2.10%, 09/01/2040		2	2

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
3.35%, 02/26/2037	EUR	2,200	2,556
3.60%, 02/26/2045	EUR	1,500	1,696
3.75%, 03/03/2047		1,605	1,315
McKesson Corp.,
1.63%, 10/30/2026	EUR	2,000	2,331
3.13%, 02/17/2029	GBP	1,925	2,480
5.10%, 07/15/2033		80	83
Merck & Co., Inc.,
2.35%, 06/24/2040		150	108
4.90%, 05/17/2044		265	251
5.15%, 05/17/2063		205	193
Novartis Capital Corp., 2.75%, 08/14/2050		45	30
Novartis Finance SA, (Luxembourg), Reg. S, 0.63%, 09/20/2028	EUR	1,000	1,116
Pfizer Investment Enterprises Pte Ltd., (Singapore),
4.45%, 05/19/2028		55	55
5.34%, 05/19/2063		6	6
Pfizer Netherlands International Finance BV, (Netherlands),
2.88%, 05/19/2029	EUR	2,000	2,362
3.25%, 05/19/2032	EUR	2,700	3,188
4.25%, 05/19/2045	EUR	1,200	1,432
Takeda US Financing, Inc., 5.20%, 07/07/2035		2,050	2,084
Viatris, Inc., 3.85%, 06/22/2040		2,200	1,679
Zoetis, Inc., 4.70%, 02/01/2043		28	26

			41,143

Total Consumer Non-cyclical			277,845

Energy — 0.6%
Oil & Gas — 0.3%
Aker BP ASA, (Norway),
3.10%, 07/15/2031 (e)		1,885	1,724
3.75%, 01/15/2030 (e)		2,000	1,931
5.60%, 06/13/2028 (e)		795	820
6.00%, 06/13/2033 (e)		910	955
BP Capital Markets plc, (United Kingdom),
Reg. S, 2.27%, 07/03/2026	GBP	2,000	2,650
Reg. S, (EUR Swap Rate 5 Year + 3.52%), 3.25%, 03/22/2026 (x) (aa)	EUR	1,900	2,233
Reg. S, (EUR Swap Rate 5 Year + 3.78%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,526
Canadian Natural Resources Ltd., (Canada),
5.00%, 12/15/2029 (e)		37	38
5.40%, 12/15/2034 (e)		2,705	2,755
Cepsa Finance SA, (Spain), Reg. S, 4.13%, 04/11/2031	EUR	400	482
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		10	12
ConocoPhillips Co.,
5.00%, 01/15/2035		1,130	1,144
5.55%, 03/15/2054		10	10
5.65%, 01/15/2065		1,200	1,176
5.70%, 09/15/2063		535	530
Continental Resources, Inc., 4.90%, 06/01/2044		5	4
Coterra Energy, Inc., 5.60%, 03/15/2034		17	17

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Diamondback Energy, Inc.,
3.13%, 03/24/2031		400	372
5.15%, 01/30/2030		30	31
5.20%, 04/18/2027		30	30
5.40%, 04/18/2034		10	10
5.75%, 04/18/2054		640	616
6.25%, 03/15/2033		1,770	1,906
EOG Resources, Inc.,
4.38%, 04/15/2030		10	10
4.95%, 04/15/2050		23	21
5.65%, 12/01/2054		25	25
5.95%, 07/15/2055		420	439
EQT Corp.,
4.75%, 01/15/2031		120	120
6.38%, 04/01/2029		55	57
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	825	866
1.75%, 01/22/2026		200	199
2.38%, 05/22/2030		30	28
3.25%, 11/18/2049		30	22
3.63%, 04/06/2040		1,800	1,529
3.70%, 04/06/2050		15	12
Reg. S, 6.88%, 03/11/2031	GBP	150	222
Exxon Mobil Corp.,
0.84%, 06/26/2032	EUR	1,050	1,061
1.41%, 06/26/2039	EUR	700	599
Occidental Petroleum Corp.,
5.38%, 01/01/2032		705	717
6.63%, 09/01/2030		350	375
ORLEN SA, (Poland),
Reg. S, 1.13%, 05/27/2028	EUR	1,300	1,463
Reg. S, 3.63%, 07/02/2032	EUR	4,200	4,904
Ovintiv, Inc., 5.65%, 05/15/2028		715	737
Pioneer Natural Resources Co., 1.90%, 08/15/2030		1,050	943
Santos Finance Ltd., (Australia), 6.88%, 09/19/2033 (e)		320	352
Saudi Arabian Oil Co., (Saudi Arabia), 4.75%, 06/02/2030 (e)		2,240	2,269
Shell Finance US, Inc., 4.13%, 05/11/2035		198	190
Shell International Finance BV, (Netherlands),
Reg. S, 0.50%, 11/08/2031	EUR	735	743
3.88%, 11/13/2028		2	2
6.38%, 12/15/2038		15	17
TotalEnergies SE, (France), Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)	EUR	1,700	1,927
Valero Energy Corp., 6.63%, 06/15/2037		135	150
Var Energi ASA, (Norway),
5.00%, 05/18/2027 (e)		1,600	1,614
5.88%, 05/22/2030 (e)		2,095	2,178
6.50%, 05/22/2035 (e)		1,640	1,742

			46,505

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — 0.3%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029		8	8
Cheniere Energy Partners LP, 4.00%, 03/01/2031		139	134
Cheniere Energy, Inc., 5.65%, 04/15/2034		120	124
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,240
Columbia Pipelines Operating Co. LLC,
5.93%, 08/15/2030 (e)		185	196
6.04%, 11/15/2033 (e)		280	299
DCP Midstream Operating LP,
3.25%, 02/15/2032		5	5
5.13%, 05/15/2029		1,500	1,534
Enbridge, Inc., (Canada), 5.95%, 04/05/2054		70	72
Energy Transfer LP,
4.20%, 04/15/2027		5,800	5,793
5.40%, 10/01/2047		95	87
5.55%, 02/15/2028		1,210	1,246
6.05%, 12/01/2026		1,710	1,742
6.20%, 04/01/2055		295	296
6.40%, 12/01/2030		620	672
6.55%, 12/01/2033		230	252
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		1,490	1,495
Enterprise Products Operating LLC,
4.20%, 01/31/2050		40	33
5.10%, 02/15/2045		1,700	1,612
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (aa)		600	596
5.55%, 02/16/2055		558	552
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (aa)		70	70
Erdoel-Lagergesellschaft mbH, (Austria), Reg. S, 2.75%, 03/20/2028	EUR	200	235
Kinder Morgan Energy Partners LP, 4.70%, 11/01/2042		850	747
Kinder Morgan, Inc.,
1.75%, 11/15/2026		40	39
4.80%, 02/01/2033		100	100
5.00%, 02/01/2029		30	31
5.95%, 08/01/2054		45	45
MPLX LP,
2.65%, 08/15/2030		1,506	1,383
4.13%, 03/01/2027		48	48
4.50%, 04/15/2038		30	27
4.70%, 04/15/2048		1,272	1,064
4.90%, 04/15/2058		30	25
4.95%, 03/14/2052		865	738
5.00%, 03/01/2033		780	780
5.40%, 04/01/2035		580	585
5.40%, 09/15/2035		1,375	1,378
5.50%, 06/01/2034		22	22
5.50%, 02/15/2049		60	56

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
ONEOK, Inc.,
3.40%, 09/01/2029		87	84
3.95%, 03/01/2050		15	11
4.45%, 09/01/2049		680	547
5.05%, 04/01/2045		35	31
5.65%, 11/01/2028		301	312
5.85%, 01/15/2026		19	19
6.05%, 09/01/2033		1,123	1,191
6.25%, 10/15/2055		1,570	1,594
6.35%, 01/15/2031		4	4
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029		90	87
Targa Resources Corp.,
4.20%, 02/01/2033		100	95
4.95%, 04/15/2052		335	287
5.20%, 07/01/2027		965	980
5.50%, 02/15/2035		985	1,003
6.13%, 03/15/2033		285	303
6.13%, 05/15/2055		60	60
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030		505	482
Western Midstream Operating LP,
4.05%, 02/01/2030		1,012	989
4.50%, 03/01/2028		1,200	1,202
4.65%, 07/01/2026		480	480
5.25%, 02/01/2050		7	6
6.15%, 04/01/2033		140	148
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	1,816
4.63%, 06/30/2030		1,360	1,372
5.15%, 03/15/2034		2,015	2,046
5.30%, 08/15/2028		2,350	2,423
5.30%, 08/15/2052		30	28
5.80%, 11/15/2043		5	5
5.80%, 11/15/2054		400	401

			43,367

Total Energy			89,872

Financial — 6.4%
Banks — 4.4%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	72
Reg. S, 1.25%, 01/10/2033	EUR	100	105
Reg. S, 1.38%, 01/12/2037	EUR	100	97
Reg. S, 1.45%, 04/12/2038	EUR	100	94
Reg. S, 2.38%, 04/07/2028	EUR	100	118
(CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (aa)		2,100	2,101
Achmea Bank NV, (Netherlands),
Reg. S, 2.50%, 06/25/2030	EUR	100	117

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 3.00%, 01/31/2030	EUR	100	119
AIB Group plc, (Ireland), Reg. S, (EUR Swap Rate 1 Year + 1.30%), 2.25%, 04/04/2028 (aa)	EUR	1,000	1,170
Aktia Bank OYJ, (Finland), Reg. S, 3.00%, 10/22/2029	EUR	100	119
AMCO - Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	363	406
Reg. S, 3.25%, 04/02/2030	EUR	200	237
Reg. S, 4.63%, 02/06/2027	EUR	200	242
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.20%, 09/23/2027	EUR	6,000	6,739
Argenta Spaarbank NV, (Belgium), Reg. S, 2.88%, 02/03/2032	EUR	100	117
Arkea Public Sector SCF SA, (France), Reg. S, 3.11%, 02/28/2029	EUR	100	119
ASB Bank Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	1,000	1,098
Reg. S, 0.50%, 09/24/2029	EUR	1,000	1,075
ASN Bank NV, (Netherlands),
Reg. S, 0.38%, 03/03/2028	EUR	2,500	2,785
Reg. S, 1.00%, 03/08/2028	EUR	100	114
Reg. S, 3.63%, 10/21/2031	EUR	100	119
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.90%), 4.13%, 11/27/2035 (aa)	EUR	100	119
Reg. S, 4.63%, 11/23/2027	EUR	600	730
Reg. S, 4.88%, 03/07/2030	EUR	600	754
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, 2.48%, 06/04/2029	EUR	100	117
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 5.10%, 02/03/2033 (aa)	EUR	4,000	4,917
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, 0.88%, 10/08/2026	EUR	100	116
Reg. S, 3.50%, 04/23/2029	EUR	100	121
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, 3.13%, 07/15/2030	EUR	5,100	5,993
Reg. S, 3.75%, 08/26/2035	EUR	2,900	3,424
Banco BPI SA, (Portugal), Reg. S, 3.63%, 07/04/2028	EUR	1,600	1,934
Banco BPM SpA, (Italy),
Reg. S, 3.38%, 01/21/2030	EUR	2,472	2,955
Reg. S, 3.38%, 01/24/2030	EUR	100	120
Banco de Sabadell SA, (Spain),
Reg. S, 1.75%, 05/30/2029	EUR	100	114
Reg. S, 3.25%, 06/05/2034	EUR	100	119
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.60%), 4.25%, 09/13/2030 (aa)	EUR	1,600	1,969
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 4.00%, 03/13/2028	EUR	1,700	2,066
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	100	99
Reg. S, 1.13%, 10/25/2028	EUR	100	113
Reg. S, 1.63%, 10/22/2030	EUR	100	109
Reg. S, 2.50%, 05/13/2030	EUR	100	117
Reg. S, 2.88%, 07/14/2033	EUR	100	117
Reg. S, 3.13%, 05/28/2029	EUR	100	120
Reg. S, 3.25%, 05/27/2032	EUR	3,800	4,473

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 5.13%, 01/25/2030	GBP	1,000	1,369
5.29%, 08/18/2027		1,400	1,427
5.44%, 07/15/2031		4,200	4,409
(CMT Index 1 Year + 1.45%), 5.54%, 03/14/2030 (aa)		5,015	5,195
Banco Santander Totta SA, (Portugal),
Reg. S, 1.25%, 09/26/2027	EUR	100	115
Reg. S, 3.38%, 04/19/2028	EUR	1,800	2,164
Bank of America Corp.,
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,415	1,387
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		1,500	1,421
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	887
(CME Term SOFR 3 Month + 1.25%), 2.50%, 02/13/2031 (aa)		3,300	3,055
(United States SOFR + 1.05%), 2.55%, 02/04/2028 (aa)		5	5
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,335
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,700	1,253
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,150	1,959
(United States SOFR + 1.33%), 2.97%, 02/04/2033 (aa)		140	128
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		10	8
(CME Term SOFR 3 Month + 1.30%), 3.42%, 12/20/2028 (aa)		1,240	1,221
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		660	654
(CMT Index 5 Year + 2.00%), 3.85%, 03/08/2037 (aa)		132	123
(CME Term SOFR 3 Month + 1.33%), 3.97%, 03/05/2029 (aa)		100	100
(CME Term SOFR 3 Month + 1.58%), 4.08%, 04/23/2040 (aa)		3	3
(CME Term SOFR 3 Month + 3.41%), 4.08%, 03/20/2051 (aa)		10	8
(United States SOFR + 1.83%), 4.57%, 04/27/2033 (aa)		155	155
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		7	7
(United States SOFR + 1.63%), 5.20%, 04/25/2029 (aa)		30	31
(United States SOFR + 1.74%), 5.52%, 10/25/2035 (aa)		1,750	1,792
(United States SOFR + 1.70%), 5.74%, 02/12/2036 (aa)		450	468
(United States SOFR + 1.84%), 5.87%, 09/15/2034 (aa)		1,000	1,071
(CMT Index 5 Year + 2.35%), 6.25%, 07/26/2030 (x) (aa)		120	122
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,305	1,190
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		90	66
Series TT, (CMT Index 5 Year + 3.23%), 6.13%, 04/27/2027 (x) (aa)		40	40
Bank of Montreal, (Canada), Reg. S, 2.75%, 10/13/2026	EUR	100	118
Bank of New York Mellon Corp. (The),
(United States SOFR + 1.51%), 4.71%, 02/01/2034 (aa)		10	10
(SOFR Compounded Index + 1.80%), 5.80%, 10/25/2028 (aa)		9	9
(United States SOFR + 1.60%), 6.32%, 10/25/2029 (aa)		2	2
Series F, (CME Term SOFR 3 Month + 3.39%), 4.63%, 09/20/2026 (x) (aa)		195	194
Bank of New Zealand, (New Zealand),
Reg. S, 2.55%, 06/29/2027	EUR	100	118
Reg. S, 3.71%, 12/20/2028	EUR	1,150	1,396
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	100	114
Reg. S, 0.38%, 03/26/2030	EUR	100	106
Reg. S, 2.52%, 06/18/2029	EUR	100	117

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Bank of Queensland Ltd., (Australia),
Reg. S, 1.84%, 06/09/2027	EUR	7,600	8,848
Reg. S, 3.30%, 07/30/2029	EUR	1,988	2,382
Bankinter SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.10%), 3.50%, 09/10/2032 (aa)	EUR	2,400	2,865
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.63%, 11/03/2028	EUR	1,000	1,100
Reg. S, 0.75%, 01/17/2030	EUR	1,000	1,067
Reg. S, 1.13%, 11/19/2031	EUR	600	610
Reg. S, 1.25%, 05/26/2027	EUR	1,000	1,152
Reg. S, 1.25%, 06/03/2030	EUR	1,000	1,077
Reg. S, 1.38%, 07/16/2028	EUR	3,000	3,411
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,399
Reg. S, 1.88%, 06/18/2029	EUR	1,000	1,124
Reg. S, 2.50%, 05/25/2028	EUR	1,500	1,744
Reg. S, 2.63%, 11/06/2029	EUR	500	578
Reg. S, 3.63%, 09/14/2032	EUR	3,000	3,588
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 3.88%, 06/16/2032 (aa)	EUR	4,400	5,240
Barclays plc, (United Kingdom),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.85%), 0.88%, 01/28/2028 (aa)	EUR	2,000	2,299
(United States SOFR + 1.34%), 4.84%, 09/10/2028 (aa)		1,320	1,333
(United States SOFR + 1.23%), 5.37%, 02/25/2031 (aa)		410	423
(United States SOFR + 1.59%), 5.79%, 02/25/2036 (aa)		2,085	2,176
(United States SOFR + 1.83%), 5.86%, 08/11/2046 (aa)		340	349
(United States SOFR + 2.98%), 6.22%, 05/09/2034 (aa)		1,800	1,937
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		1,120	1,143
Basellandschaftliche Kantonalbank, (Switzerland),
Reg. S, 0.05%, 01/28/2031	CHF	1,000	1,221
Reg. S, 0.25%, 01/25/2027	CHF	900	1,129
Reg. S, 0.38%, 05/13/2030	CHF	100	125
Bausparkasse Schwaebisch Hall AG, (Germany), Reg. S, 2.00%, 05/17/2034	EUR	100	109
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria), Reg. S, 0.10%, 05/12/2031	EUR	100	101
Bayerische Landesbank, (Germany),
Reg. S, 0.05%, 04/30/2031	EUR	50	51
Reg. S, 0.13%, 02/10/2028	EUR	600	665
Reg. S, 0.13%, 11/02/2029	EUR	50	53
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	113
Reg. S, 2.13%, 09/01/2031	EUR	50	57
Reg. S, 2.75%, 05/28/2032	EUR	40	47
Reg. S, 3.00%, 02/18/2030	EUR	300	355
Reg. S, 3.00%, 10/10/2031	EUR	100	118
Reg. S, 3.63%, 08/04/2032	EUR	300	360
Reg. S, 3.75%, 02/07/2029	EUR	600	724
Reg. S, 4.25%, 06/21/2027	EUR	400	484
Belfius Bank SA, (Belgium),
Reg. S, 0.13%, 02/08/2028	EUR	600	667

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (EUR Swap Rate 5 Year + 1.30%), 1.25%, 04/06/2034 (aa)	EUR	100	110
Reg. S, 3.13%, 01/30/2031	EUR	400	472
Reg. S, 3.25%, 10/18/2027	EUR	100	119
Reg. S, 3.38%, 05/28/2030	EUR	600	711
Reg. S, 3.38%, 02/20/2031	EUR	200	236
Reg. S, 3.75%, 01/22/2029	EUR	100	120
Reg. S, 4.13%, 09/12/2029	EUR	100	123
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 4.88%, 06/11/2035 (aa)	EUR	500	617
Reg. S, (EUR Swap Rate 5 Year + 2.45%), 5.25%, 04/19/2033 (aa)	EUR	100	123
BNP Paribas SA, (France),
Reg. S, (EURIBOR 3 Month + 0.73%), 0.50%, 02/19/2028 (aa)	EUR	1,000	1,142
Reg. S, (EURIBOR 3 Month + 0.83%), 0.50%, 01/19/2030 (aa)	EUR	200	217
Reg. S, (EUR Swap Rate 5 Year + 1.17%), 0.88%, 08/31/2033 (aa)	EUR	1,000	1,098
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	1,500	1,721
Reg. S, 1.50%, 05/25/2028	EUR	269	308
Reg. S, 1.88%, 12/14/2027	GBP	2,000	2,541
Reg. S, 2.25%, 01/11/2027	EUR	500	585
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.60%), 2.50%, 03/31/2032 (aa)	EUR	3,400	3,966
Reg. S, 3.38%, 01/23/2026	GBP	600	804
(United States SOFR + 1.92%), 5.91%, 11/19/2035 (e) (aa)		2,600	2,695
BPCE SA, (France),
Reg. S, 0.25%, 01/14/2031	EUR	1,900	1,929
Reg. S, 1.00%, 10/05/2028	EUR	500	560
Reg. S, 4.00%, 11/29/2032	EUR	4,300	5,259
(United States SOFR + 2.87%), 5.75%, 07/19/2033 (e) (aa)		1,000	1,040
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.65%)5.75%, 06/01/2033 (aa)	EUR	2,900	3,639
(United States SOFR + 1.85%), 5.94%, 05/30/2035 (e) (aa)		1,425	1,493
(United States SOFR + 2.59%), 7.00%, 10/19/2034 (e) (aa)		1,500	1,673
BPER Banca SpA, (Italy), Reg. S, 3.75%, 10/22/2028	EUR	100	122
Caisse Centrale du Credit Immobilier de France SA, (France), Reg. S, 2.63%, 01/18/2028	EUR	200	236
Caixa Geral de Depositos SA, (Portugal), Reg. S, (EUR Swap Rate 1 Year + 2.75%), 5.75%, 10/31/2028 (aa)	EUR	100	125
CaixaBank SA, (Spain),
Reg. S, (EURIBOR 3 Month + 0.90%), 0.50%, 02/09/2029 (aa)	EUR	1,500	1,677
Reg. S, (EURIBOR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	2,100	2,396
Reg. S, 1.25%, 01/11/2027	EUR	200	232
Reg. S, 3.38%, 06/26/2035	EUR	6,500	7,568
Reg. S, 4.25%, 09/06/2030	EUR	1,900	2,363
(United States SOFR + 2.08%), 6.68%, 09/13/2027 (e) (aa)		500	511
(United States SOFR + 2.77%), 6.84%, 09/13/2034 (e) (aa)		295	329
Caja Rural de Navarra SCC, (Spain),
Reg. S, 0.75%, 02/16/2029	EUR	2,000	2,208
Reg. S, 3.00%, 04/26/2027	EUR	100	119
Cajamar Caja Rural SCC, (Spain),
Reg. S, 3.38%, 02/16/2028	EUR	2,100	2,512
Reg. S, 3.38%, 07/25/2029	EUR	3,500	4,202

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.01%, 04/30/2029	EUR	4,000	4,290
Reg. S, (EURIBOR 3 Month + 1.12%)3.25%, 07/16/2031 (aa)	EUR	5,000	5,878
Cie de Financement Foncier SA, (France),
Reg. S, 0.38%, 04/09/2027	EUR	100	114
Reg. S, 0.60%, 10/25/2041	EUR	100	75
Reg. S, 1.90%, 06/16/2028	CHF	50	65
Reg. S, 2.38%, 03/15/2030	EUR	100	116
Reg. S, 2.63%, 10/29/2029	EUR	100	117
Reg. S, 3.13%, 04/24/2027	EUR	100	119
Reg. S, 3.13%, 06/06/2030	EUR	100	120
Reg. S, 3.38%, 09/16/2031	EUR	100	120
Reg. S, 3.88%, 04/25/2055	EUR	20	23
Citibank NA, 4.91%, 05/29/2030		250	257
Citigroup, Inc.,
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,100	3,041
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,060	956
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,313
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		5	4
(United States SOFR + 1.35%), 3.06%, 01/25/2033 (aa)		1,030	939
(United States SOFR + 1.94%), 3.79%, 03/17/2033 (aa)		10	9
(EURIBOR 3 Month + 1.58%), 4.11%, 04/29/2036 (aa)	EUR	4,642	5,618
(CME Term SOFR 3 Month + 2.10%), 4.28%, 04/24/2048 (aa)		20	17
(United States SOFR + 1.14%), 4.64%, 05/07/2028 (aa)		80	80
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,485	1,524
(United States SOFR + 4.55%), 5.32%, 03/26/2041 (aa)		10	10
(United States SOFR + 1.47%), 5.33%, 03/27/2036 (aa)		950	971
(United States SOFR + 2.06%), 5.83%, 02/13/2035 (aa)		780	809
(United States SOFR + 1.83%), 6.02%, 01/24/2036 (aa)		3,740	3,918
Citizens Financial Group, Inc., (United States SOFR + 2.01%), 5.84%, 01/23/2030 (aa)		145	151
Clydesdale Bank plc, (United Kingdom),
Reg. S, 2.50%, 06/22/2027	EUR	5,000	5,881
Reg. S, 3.75%, 08/22/2028	EUR	1,800	2,181
Comerica, Inc., (United States SOFR + 2.16%), 5.98%, 01/30/2030 (aa)		708	737
Commerzbank AG, (Germany),
Reg. S, 2.50%, 09/17/2030	EUR	80	94
Reg. S, 2.63%, 09/03/2029	EUR	25	30
Reg. S, 2.75%, 01/11/2027	EUR	200	236
Reg. S, 2.75%, 12/20/2029	EUR	160	189
Reg. S, 2.75%, 01/09/2031	EUR	100	118
Commonwealth Bank of Australia, (Australia),
Reg. S, 2.86%, 02/26/2032	EUR	100	117
Reg. S, 3.77%, 08/31/2027	EUR	100	121
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 11/27/2040	EUR	100	70
Reg. S, 0.13%, 12/01/2031	EUR	100	100
Reg. S, 0.88%, 02/08/2028	EUR	100	114

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (EURIBOR 3 Month + 1.18%), 0.88%, 05/05/2028 (aa)	EUR	700	801
Reg. S, 1.38%, 02/03/2027	EUR	25	29
Reg. S, 3.06%, 02/01/2034	EUR	200	237
Reg. S, (EUR Swap Rate 5 Year + 1.95%), 3.88%, 11/30/2032 (aa)	EUR	2,100	2,511
Reg. S, (EURIBOR 3 Month + 1.55%), 4.63%, 01/27/2028 (aa)	EUR	5,700	6,873
Reg. S, 5.25%, 05/23/2041	GBP	50	64
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	94
Reg. S, 3.50%, 01/15/2030	EUR	100	121
Reg. S, 3.50%, 03/11/2036	EUR	100	119
Series 15Y, Reg. S, 1.00%, 09/30/2031	EUR	2,100	2,204
Credit Agricole SA, (France),
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	600	778
(USD Semi-annual Swap Rate 5 Year + 1.64%), 4.00%, 01/10/2033 (e) (aa)		2,700	2,660
(United States SOFR + 1.36%), 4.82%, 09/25/2033 (e) (aa)		1,440	1,431
Reg. S, (EUR Swap Rate 5 Year + 2.25%), 5.50%, 08/28/2033 (aa)	EUR	3,000	3,750
Reg. S, (UK Gilts 1 Year + 2.60%), 5.75%, 11/29/2027 (aa)	GBP	3,000	4,087
Credit Mutuel Arkea SA, (France),
Reg. S, 3.38%, 09/19/2027	EUR	3,000	3,583
Reg. S, 4.25%, 12/01/2032	EUR	3,600	4,457
Crelan SA, (Belgium), Reg. S, 5.75%, 01/26/2028	EUR	900	1,128
Danske Bank A/S, (Denmark),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.88%), 0.75%, 06/09/2029 (aa)	EUR	468	521
Reg. S, 3.13%, 06/06/2031	EUR	100	119
(CMT Index 1 Year + 0.85%)4.42%, 09/12/2031 (e) (aa)		2,725	2,700
(CMT Index 1 Year + 0.95%), 5.43%, 03/01/2028 (e) (aa)		1,090	1,109
Danske Hypotek AB, (Sweden), Series 2812, Reg. S, 3.50%, 12/20/2028	SEK	2,000	219
Danske Kiinnitysluottopankki OYJ, (Finland), Reg. S, 3.50%, 01/29/2029	EUR	100	121
DBS Bank Ltd., (Singapore), Reg. S, 2.43%, 01/03/2029	EUR	100	117
DekaBank Deutsche Girozentrale, (Germany),
Reg. S, 3.13%, 06/19/2030	EUR	200	235
Reg. S, 3.25%, 02/08/2029	EUR	100	120
Reg. S, 3.38%, 07/02/2027	EUR	200	238
Reg. S, 4.13%, 08/03/2028	EUR	100	122
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	79
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		2,950	2,939
Reg. S, 2.25%, 09/20/2027	EUR	100	117
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)		200	196
(United States SOFR + 1.32%), 2.55%, 01/07/2028 (aa)		200	196
Reg. S, 3.13%, 10/19/2026	EUR	100	119
(United States SOFR + 2.76%), 3.73%, 01/14/2032 (aa)		3,960	3,715
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.30%), 4.00%, 06/24/2032 (aa)	EUR	2,300	2,733
Deutsche Kreditbank AG, (Germany),
Reg. S, 1.63%, 05/05/2032	EUR	50	55

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 2.88%, 03/21/2036	EUR	50	58
Reg. S, 3.00%, 07/02/2030	EUR	100	119
Reg. S, 3.25%, 06/12/2045	EUR	20	23
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	114
Reg. S, 2.63%, 05/30/2029	EUR	70	82
Reg. S, 2.88%, 01/24/2028	EUR	130	154
DNB Bank ASA, (Norway), Reg. S, (EURIBOR 3 Month + 0.90%), 3.13%, 05/20/2031 (aa)	EUR	3,574	4,212
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 05/12/2028	EUR	5,000	5,528
Reg. S, 2.38%, 06/10/2030	EUR	100	116
Reg. S, 2.63%, 09/27/2029	EUR	100	118
Reg. S, 2.88%, 03/12/2029	EUR	100	119
DZ HYP AG, (Germany),
Reg. S, 0.01%, 10/26/2026	EUR	50	57
Reg. S, 0.01%, 11/12/2027	EUR	40	45
Reg. S, 0.01%, 10/27/2028	EUR	25	27
Reg. S, 2.63%, 04/30/2031	EUR	20	23
Reg. S, 3.00%, 10/29/2027	EUR	50	60
Reg. S, 3.00%, 05/31/2032	EUR	50	60
Reg. S, 3.00%, 11/30/2032	EUR	100	119
Series 1234, Reg. S, 0.01%, 03/29/2030	EUR	30	31
Series 1279, Reg. S, 3.00%, 05/31/2035	EUR	120	141
Eika Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 03/12/2027	EUR	100	114
Reg. S, 2.75%, 05/26/2032	EUR	100	117
Equitable Bank, (Canada), Reg. S, 3.50%, 05/28/2027	EUR	100	119
Erste Group Bank AG, (Austria),
Reg. S, 0.01%, 09/11/2029	EUR	100	106
Reg. S, 0.50%, 01/12/2037	EUR	100	86
Reg. S, 3.13%, 10/14/2027	EUR	100	119
Eurocaja Rural SCC, (Spain), Reg. S, 0.13%, 09/22/2031	EUR	2,300	2,293
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 3.13%, 05/30/2029	EUR	110	131
Fifth Third Bancorp,
(SOFR Compounded Index + 2.13%), 4.77%, 07/28/2030 (aa)		11	11
(United States SOFR + 1.49%), 4.90%, 09/06/2030 (aa)		120	122
(United States SOFR + 1.84%), 5.63%, 01/29/2032 (aa)		5	5
(United States SOFR + 2.34%), 6.34%, 07/27/2029 (aa)		1,415	1,492
First Abu Dhabi Bank PJSC, (United Arab Emirates),
Reg. S, 0.13%, 02/16/2026	EUR	1,000	1,162
Reg. S, 0.88%, 12/09/2025	GBP	200	267
First Horizon Corp., (United States SOFR + 1.77%), 5.51%, 03/07/2031 (aa)		1,460	1,503
FNB Corp., (SOFR Compounded Index + 1.93%), 5.72%, 12/11/2030 (aa)		6	6
Goldman Sachs Group, Inc. (The),
Reg. S, 0.25%, 01/26/2028	EUR	1,000	1,115

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.88%, 05/09/2029	EUR	370	406
(United States SOFR + 0.80%), 1.43%, 03/09/2027 (aa)		40	40
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,570	1,533
(United States SOFR + 1.09%), 1.99%, 01/27/2032 (aa)		41	36
2.60%, 02/07/2030		1,895	1,776
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		2,809	2,549
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		80	72
Reg. S, 3.13%, 07/25/2029	GBP	1,500	1,909
(United States SOFR + 1.58%), 5.56%, 11/19/2045 (aa)		1,550	1,573
(United States SOFR + 1.55%), 5.85%, 04/25/2035 (aa)		5,050	5,381
(United States SOFR + 1.77%), 6.48%, 10/24/2029 (aa)		20	21
6.75%, 10/01/2037		20	22
Hamburg Commercial Bank AG, (Germany), Reg. S, 3.38%, 02/01/2028	EUR	50	60
Hamburger Sparkasse AG, (Germany), Reg. S, 0.75%, 03/30/2027	EUR	100	115
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.29%), 1.59%, 05/24/2027 (aa)		200	197
(United States SOFR + 1.29%), 2.21%, 08/17/2029 (aa)		3,130	2,957
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	284
(CME Term SOFR 3 Month + 1.87%), 3.97%, 05/22/2030 (aa)		200	197
(United States SOFR + 1.57%), 5.24%, 05/13/2031 (aa)		900	926
(SONIA Interest Rate Benchmark + 2.12%), 6.80%, 09/14/2031 (aa)	GBP	3,200	4,643
Reg. S, 7.00%, 04/07/2038	GBP	300	428
Huntington Bancshares, Inc.,
(United States SOFR + 1.28%), 5.27%, 01/15/2031 (aa)		30	31
(SOFR Compounded Index + 1.87%), 5.71%, 02/02/2035 (aa)		2,110	2,200
(United States SOFR + 2.02%), 6.21%, 08/21/2029 (aa)		235	247
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, (Austria),
Reg. S, 3.00%, 04/16/2032	EUR	100	118
Reg. S, 3.25%, 02/27/2031	EUR	300	352
Hypo Vorarlberg Bank AG, (Austria),
Reg. S, 1.63%, 05/11/2028	EUR	100	115
Reg. S, 2.75%, 05/13/2032	EUR	100	116
Iccrea Banca SpA, (Italy), Reg. S, 3.88%, 01/12/2029	EUR	100	122
ING Bank NV, (Netherlands),
Reg. S, 0.13%, 12/08/2031	EUR	100	100
Reg. S, 0.75%, 02/18/2029	EUR	100	111
Reg. S, 2.50%, 02/21/2030	EUR	100	117
Reg. S, 3.00%, 05/21/2034	EUR	100	118
ING Belgium SA, (Belgium),
Reg. S, 0.01%, 02/20/2030	EUR	100	105
Reg. S, 1.50%, 05/19/2029	EUR	100	113
ING Groep NV, (Netherlands),
Reg. S, (EURIBOR 3 Month + 0.68%), 0.25%, 02/18/2029 (aa)	EUR	4,000	4,433
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.15%), 0.88%, 06/09/2032 (aa)	EUR	1,000	1,140
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	1,900	2,378

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,265	1,249
Reg. S, (EUR Swap Rate 5 Year + 2.50%), 4.13%, 08/24/2033 (aa)	EUR	2,500	3,009
(United States SOFR + 1.61%), 5.53%, 03/25/2036 (aa)		1,200	1,245
(United States SOFR + 1.77%), 5.55%, 03/19/2035 (aa)		200	208
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	219
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	116
Reg. S, (SONIA Interest Rate Benchmark + 2.59%), 6.50%, 03/14/2029 (aa)	GBP	1,700	2,377
7.00%, 11/21/2025 (e)		1,060	1,064
(CMT Index 1 Year + 3.90%), 7.78%, 06/20/2054 (e) (aa)		850	1,018
7.80%, 11/28/2053 (e)		2,130	2,630
Investec plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 1.50%), 1.88%, 07/16/2028 (aa)	GBP	1,500	1,916
Reg. S, (UK Gilts 5 Year + 2.05%), 2.63%, 01/04/2032 (aa)	GBP	1,000	1,307
Investitionsbank Berlin, (Germany),
Series 208, 0.05%, 03/02/2035	EUR	100	89
Series 215, 0.01%, 07/01/2031	EUR	200	201
Series 216, 0.01%, 07/15/2027	EUR	500	564
Series 222, Reg. S, 2.75%, 10/04/2027	EUR	700	829
Series 226, Reg. S, 3.13%, 03/01/2033	EUR	900	1,073
Series 237, Reg. S, 2.25%, 09/28/2029	EUR	100	116
Series 276, 0.01%, 11/22/2029	EUR	200	212
KBC Bank NV, (Belgium), Reg. S, 3.13%, 02/22/2027	EUR	100	119
KeyCorp.,
(SOFR Compounded Index + 1.23%), 5.12%, 04/04/2031 (aa)		900	924
(SOFR Compounded Index + 2.42%), 6.40%, 03/06/2035 (aa)		520	565
Kookmin Bank, (South Korea), Reg. S, 0.05%, 10/19/2026	EUR	1,800	2,065
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 03/31/2027	EUR	500	569
Reg. S, 0.00%, 04/30/2027	EUR	1,530	1,739
Reg. S, 0.00%, 12/15/2027	EUR	3,740	4,188
Reg. S, 0.00%, 09/15/2028	EUR	1,325	1,457
Reg. S, 0.00%, 11/09/2028	EUR	1,490	1,631
Reg. S, 0.00%, 06/15/2029	EUR	1,084	1,168
Reg. S, 0.00%, 09/17/2030	EUR	1,108	1,153
Reg. S, 0.00%, 01/10/2031	EUR	3,310	3,405
Reg. S, 0.00%, 09/15/2031	EUR	2,000	2,015
Reg. S, 0.01%, 05/05/2027	EUR	520	591
Reg. S, 0.05%, 09/29/2034	EUR	980	896
Reg. S, 0.13%, 01/09/2032	EUR	1,830	1,839
Reg. S, 0.38%, 04/23/2030	EUR	360	385
Reg. S, 0.38%, 05/20/2036	EUR	948	852
0.50%, 09/15/2027	EUR	500	569
0.63%, 01/07/2028	EUR	720	817
Reg. S, 0.75%, 01/15/2029	EUR	3,550	3,964
Reg. S, 0.88%, 07/04/2039	EUR	2,380	2,082
Reg. S, 1.13%, 09/15/2032	EUR	900	952

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 1.13%, 05/09/2033	EUR	550	573
Reg. S, 1.13%, 03/31/2037	EUR	3,040	2,900
Reg. S, 1.13%, 06/15/2037	EUR	1,200	1,140
Reg. S, 1.25%, 06/30/2027	EUR	8,160	9,440
Reg. S, 1.38%, 06/07/2032	EUR	1,500	1,621
Reg. S, 1.38%, 07/31/2035	EUR	202	206
Reg. S, 2.00%, 11/15/2029	EUR	500	578
Reg. S, 2.13%, 07/31/2028	EUR	1,000	1,171
Reg. S, 2.38%, 08/05/2027	EUR	5,040	5,943
Reg. S, 2.38%, 04/11/2028	EUR	3,089	3,641
Reg. S, 2.38%, 10/04/2029	EUR	700	821
Reg. S, 2.50%, 10/09/2030	EUR	1,000	1,176
Reg. S, 2.50%, 10/15/2031	EUR	2,790	3,256
Reg. S, 2.63%, 04/26/2029	EUR	2,490	2,951
Reg. S, 2.63%, 01/10/2034	EUR	1,500	1,735
Reg. S, 2.75%, 10/01/2027	EUR	750	891
Reg. S, 2.75%, 03/15/2028	EUR	650	773
Reg. S, 2.75%, 05/15/2030	EUR	525	625
Reg. S, 2.75%, 02/20/2031	EUR	1,100	1,304
Reg. S, 2.75%, 02/14/2033	EUR	700	823
Reg. S, 2.75%, 01/17/2035	EUR	2,043	2,369
Reg. S, 2.88%, 12/28/2029	EUR	1,280	1,530
Reg. S, 2.88%, 03/31/2032	EUR	2,100	2,495
Reg. S, 2.88%, 06/07/2033	EUR	500	591
Reg. S, 3.13%, 10/10/2028	EUR	800	962
Reg. S, 3.13%, 06/07/2030	EUR	2,200	2,660
Reg. S, 3.25%, 03/24/2031	EUR	1,510	1,837
4.70%, 06/02/2037	CAD	140	106
Reg. S, 4.88%, 03/15/2037	GBP	825	1,102
5.00%, 03/16/2026		200	201
5.75%, 06/07/2032	GBP	1,300	1,880
La Banque Postale SA, (France),
Reg. S, 0.75%, 06/23/2031	EUR	300	307
Reg. S, (EUR Swap Rate 5 Year + 1.23%), 0.75%, 08/02/2032 (aa)	EUR	100	113
Reg. S, (EURIBOR 3 Month + 0.78%), 1.00%, 02/09/2028 (aa)	EUR	400	460
Reg. S, 1.38%, 04/24/2029	EUR	200	223
Reg. S, 3.50%, 06/13/2030	EUR	400	482
Reg. S, (EURIBOR 3 Month + 1.30%), 3.50%, 04/01/2031 (aa)	EUR	200	236
Reg. S, 4.00%, 05/03/2028	EUR	400	484
Reg. S, 4.38%, 01/17/2030	EUR	200	247
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 5.50%, 03/05/2034 (aa)	EUR	300	374
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 07/07/2028	EUR	180	198
Reg. S, 0.25%, 07/21/2028	EUR	200	221
Reg. S, 0.38%, 02/18/2027	EUR	200	228
Reg. S, 0.38%, 02/28/2028	EUR	200	223
Reg. S, 0.38%, 05/07/2029	EUR	300	323

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.38%, 02/21/2031	EUR	400	407
Reg. S, 0.38%, 04/21/2031	EUR	600	608
Reg. S, 0.50%, 11/05/2029	EUR	600	641
Reg. S, 1.75%, 05/10/2032	EUR	50	55
Reg. S, 2.75%, 03/12/2031	EUR	100	118
Reg. S, 3.00%, 09/26/2031	EUR	60	72
Reg. S, 3.00%, 01/10/2033	EUR	50	59
Reg. S, 3.00%, 05/25/2035	EUR	50	59
Reg. S, 3.13%, 11/13/2029	EUR	50	60
Reg. S, 3.25%, 09/27/2027	EUR	50	60
3.50%, 03/21/2030	EUR	300	360
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.01%, 07/19/2027	EUR	100	113
Reg. S, 0.38%, 06/04/2029	EUR	300	322
Reg. S, 0.63%, 01/12/2027	EUR	100	115
Reg. S, 2.63%, 08/24/2027	EUR	200	235
Reg. S, 2.88%, 02/06/2034	EUR	100	117
Reg. S, 3.00%, 03/05/2032	EUR	700	824
Reg. S, 3.38%, 02/26/2031	EUR	200	238
Reg. S, 4.00%, 02/04/2030	EUR	300	370
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 4.50%, 09/15/2032 (aa)	EUR	100	120
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany),
Reg. S, 0.38%, 02/25/2027	EUR	400	458
Reg. S, 0.75%, 03/16/2032	EUR	200	207
Reg. S, 2.38%, 07/04/2030	EUR	500	582
Reg. S, 2.75%, 02/16/2028	EUR	500	593
Series 5614, Reg. S, 0.01%, 01/20/2031	EUR	700	715
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/22/2027	EUR	300	338
Reg. S, 0.00%, 07/19/2028	EUR	1,500	1,654
Reg. S, 0.00%, 12/13/2028	EUR	720	786
Reg. S, 0.00%, 11/27/2029	EUR	820	871
Reg. S, 0.01%, 11/26/2040	EUR	200	142
Reg. S, 0.05%, 12/18/2029	EUR	2,140	2,275
Reg. S, 0.05%, 01/31/2031	EUR	800	822
Reg. S, 0.10%, 03/08/2027	EUR	1,180	1,347
Reg. S, 0.38%, 02/14/2028	EUR	1,140	1,281
Reg. S, 0.50%, 02/28/2029	EUR	400	441
Reg. S, 0.63%, 02/20/2030	EUR	1,090	1,183
Reg. S, 0.63%, 10/31/2036	EUR	825	746
Reg. S, 2.50%, 05/11/2032	EUR	100	116
Reg. S, 2.63%, 07/08/2032	EUR	400	468
Reg. S, 2.75%, 02/16/2032	EUR	1,000	1,179
Reg. S, 2.75%, 01/17/2033	EUR	300	352
Reg. S, 2.88%, 07/09/2031	EUR	300	357
Reg. S, 3.00%, 11/14/2034	EUR	700	828
Reg. S, 3.25%, 09/06/2030	EUR	600	727

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
LFA Foerderbank Bayern, (Germany),
Series 171, 1.00%, 03/01/2028	EUR	200	228
Series 219, 2.88%, 02/01/2029	EUR	300	356
Series 1174, 0.75%, 01/04/2027	EUR	200	231
Series 1180, 0.75%, 04/01/2031	EUR	400	422
Lloyds Bank plc, (United Kingdom),
Reg. S, 6.00%, 02/08/2029	GBP	100	141
Reg. S, 6.50%, 09/17/2040	GBP	300	430
Lloyds Banking Group plc, (United Kingdom),
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,900	2,485
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/07/2028 (aa)		1,050	1,036
(CMT Index 1 Year + 1.60%), 6.07%, 06/13/2036 (aa)		1,700	1,785
Reg. S, (UK Gilts 5 Year + 3.10%), 6.63%, 06/02/2033 (aa)	GBP	2,600	3,624
Luzerner Kantonalbank AG, (Switzerland),
Reg. S, 0.10%, 09/15/2031	CHF	1,050	1,277
Reg. S, 0.35%, 02/05/2027	CHF	500	628
M&T Bank Corp.,
(United States SOFR + 0.93%), 4.83%, 01/16/2029 (aa)		55	56
(CMT Index 5 Year + 1.43%), 5.40%, 07/30/2035 (aa)		76	77
(United States SOFR + 2.26%), 6.08%, 03/13/2032 (aa)		71	75
(United States SOFR + 2.80%), 7.41%, 10/30/2029 (aa)		105	114
Macquarie Bank Ltd., (Australia), Reg. S, 2.78%, 02/25/2030	EUR	100	118
Mediobanca Banca di Credito Finanziario SpA, (Italy), Reg. S, 3.00%, 09/04/2031	EUR	100	118
Mediocredito Centrale—Banca Del Mezzogiorno SpA, (Italy), Reg. S, 3.75%, 09/20/2029	EUR	600	727
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		780	763
(CMT Index 1 Year + 0.80%), 4.53%, 09/12/2031 (aa)		1,195	1,200
(CMT Index 5 Year + 0.93%), 5.19%, 09/12/2036 (aa)		725	736
(CMT Index 1 Year + 1.90%), 5.35%, 09/13/2028 (aa)		3,450	3,527
(CMT Index 1 Year + 1.27%), 5.62%, 04/24/2036 (aa)		2,225	2,335
Mizuho Financial Group, Inc., (Japan),
(CME Term SOFR 3 Month + 1.39%), 3.15%, 07/16/2030 (aa)		930	892
(CMT Index 1 Year + 1.65%), 5.78%, 07/06/2029 (aa)		460	479
Morgan Stanley,
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		39	38
(United States SOFR + 1.03%), 1.79%, 02/13/2032 (aa)		39	34
(United States SOFR + 1.00%), 2.48%, 01/21/2028 (aa)		2	2
(United States SOFR + 1.20%), 2.51%, 10/20/2032 (aa)		25	22
2.63%, 03/09/2027	GBP	1,425	1,870
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		1,075	1,005
(EURIBOR 3 Month + 1.32%), 3.52%, 05/22/2031 (aa)	EUR	3,600	4,299
3.95%, 04/23/2027		17	17
(United States SOFR + 1.10%), 4.65%, 10/18/2030 (aa)		4,215	4,262
(United States SOFR + 1.38%), 4.99%, 04/12/2029 (aa)		30	31
(United States SOFR + 1.45%), 5.17%, 01/16/2030 (aa)		1,225	1,259
(SONIA Interest Rate Benchmark + 1.46%), 5.21%, 10/24/2035 (aa)	GBP	2,200	2,908

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.11%), 5.23%, 01/15/2031 (aa)		95	98
(United States SOFR + 1.87%), 5.25%, 04/21/2034 (aa)		190	196
(United States SOFR + 1.88%), 5.42%, 07/21/2034 (aa)		990	1,032
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		510	527
(United States SOFR + 1.71%), 5.52%, 11/19/2055 (aa)		210	212
(United States SOFR + 1.42%), 5.59%, 01/18/2036 (aa)		1,400	1,466
(United States SOFR + 1.58%), 5.83%, 04/19/2035 (aa)		550	586
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		110	115
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	35
Reg. S, 0.13%, 02/01/2029	EUR	50	54
Reg. S, 1.00%, 04/18/2039	EUR	50	44
Reg. S, 2.50%, 07/04/2028	EUR	50	59
Reg. S, 2.75%, 03/06/2035	EUR	50	57
Reg. S, 3.00%, 02/01/2034	EUR	50	59
Series 2057, Reg. S, 3.00%, 07/11/2031	EUR	25	30
National Australia Bank Ltd., (Australia),
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	1,425	1,858
Reg. S, 2.13%, 05/24/2028	EUR	500	581
Reg. S, 2.35%, 08/30/2029	EUR	100	116
Reg. S, 3.15%, 02/05/2031	EUR	1,800	2,151
National Bank of Canada, (Canada), Reg. S, 0.01%, 03/25/2028	EUR	100	111
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	103
NatWest Group plc, (United Kingdom),
Reg. S, (EURIBOR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	2,000	2,208
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.60%)5.76%, 02/28/2034 (aa)	EUR	2,500	3,156
NatWest Markets plc, (United Kingdom), 5.02%, 03/21/2030 (e)		2,300	2,362
NIBC Bank NV, (Netherlands), Reg. S, 0.13%, 04/21/2031	EUR	100	101
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 0.25%, 10/28/2026	EUR	20	23
Reg. S, 2.88%, 05/14/2027	EUR	50	60
Reg. S, 3.25%, 02/04/2028	EUR	200	237
Reg. S, 3.63%, 09/11/2029	EUR	500	601
Reg. S, 4.88%, 07/11/2028	EUR	100	124
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.95%), 5.63%, 08/23/2034 (aa)	EUR	100	124
Nordea Hypotek AB, (Sweden),
Series 5537, Reg. S, 1.00%, 06/16/2027	SEK	2,000	208
Series 5538, Reg. S, 3.50%, 09/20/2028	SEK	2,000	219
Series 5540, Reg. S, 3.00%, 11/26/2030	SEK	2,000	215
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 2.38%, 04/04/2028	EUR	100	117
Reg. S, 2.50%, 09/14/2032	EUR	100	115
Reg. S, 3.00%, 01/31/2031	EUR	150	179
Novo Banco SA, (Portugal), Reg. S, 2.75%, 02/04/2030	EUR	100	118
NRW Bank, (Germany),
Reg. S, 0.00%, 02/18/2030	EUR	400	420

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.00%, 09/23/2030	EUR	500	516
Reg. S, 0.00%, 02/03/2031	EUR	300	306
Reg. S, 0.00%, 07/28/2031	EUR	138	139
Reg. S, 0.10%, 07/09/2035	EUR	680	601
Reg. S, 0.38%, 05/16/2029	EUR	750	817
Reg. S, 0.50%, 06/17/2041	EUR	100	75
0.63%, 02/23/2027	EUR	700	805
0.63%, 01/04/2028	EUR	110	124
Reg. S, 0.75%, 06/30/2028	EUR	760	855
1.20%, 03/28/2039	EUR	100	90
1.25%, 05/13/2049	EUR	87	61
Reg. S, 2.50%, 02/13/2032	EUR	300	347
2.75%, 02/21/2029	EUR	500	593
Reg. S, 2.75%, 05/15/2031	EUR	1,502	1,771
Reg. S, 2.88%, 04/05/2033	EUR	600	705
Reg. S, 2.88%, 07/25/2034	EUR	300	350
Reg. S, 2.88%, 09/26/2039	EUR	170	188
Reg. S, 3.00%, 05/31/2030	EUR	173	207
Reg. S, 3.00%, 06/04/2035	EUR	600	703
Series 1W1, 0.13%, 02/04/2030	EUR	300	318
Nykredit Realkredit A/S, (Denmark),
Series 13H*, Reg. S, 1.00%, 01/01/2027	DKK	1,600	249
Series 13H, Reg. S, 1.00%, 07/01/2027	DKK	2,900	448
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	31
Series 13H, Reg. S, 1.00%, 07/01/2028	DKK	400	61
Series 13H, Reg. S, 1.00%, 07/01/2029	DKK	650	97
Series 13H, Reg. S, 1.00%, 07/01/2030	DKK	450	66
Series SDO, Reg. S, 1.00%, 01/01/2029	DKK	700	106
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 0.00%, 10/08/2026	EUR	150	173
Reg. S, 1.50%, 07/13/2027	EUR	300	348
Reg. S, 3.13%, 11/15/2028	EUR	200	240
OP Corporate Bank plc, (Finland), Reg. S, 4.13%, 04/18/2027	EUR	3,000	3,613
OP Mortgage Bank, (Finland),
Reg. S, 0.63%, 02/15/2029	EUR	100	110
Reg. S, 1.00%, 10/05/2027	EUR	100	114
Reg. S, 3.00%, 07/17/2031	EUR	100	119
Permanent TSB Group Holdings plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.60%), 4.25%, 07/10/2030 (aa)	EUR	200	244
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 04/25/2028 (aa)	EUR	300	373
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 06/30/2029 (aa)	EUR	300	385
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	650	802
Series 671, Reg. S, 0.25%, 04/15/2030	CHF	30	37
Series 676, Reg. S, 0.25%, 04/26/2034	CHF	100	121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	100	98
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	370	462
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	125	129
Series 689, Reg. S, 0.25%, 10/06/2042	CHF	40	44
Series 692, Reg. S, 0.13%, 08/17/2040	CHF	60	67
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	250	270
Series 706, Reg. S, 0.13%, 08/19/2031	CHF	160	196
Series 723, Reg. S, 2.25%, 07/05/2052	CHF	10	16
Series 742, Reg. S, 1.75%, 07/07/2033	CHF	50	68
Series 743, Reg. S, 1.75%, 07/09/2038	CHF	50	70
Series 745, Reg. S, 1.75%, 12/23/2033	CHF	30	41
Series 748, Reg. S, 1.63%, 03/15/2034	CHF	40	54
Series 751, Reg. S, 1.25%, 05/28/2030	CHF	40	52
Series 754, Reg. S, 1.38%, 04/24/2054	CHF	10	14
Series 755, Reg. S, 1.50%, 07/13/2027	CHF	100	129
Series 764, Reg. S, 0.88%, 03/10/2032	CHF	100	128
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	270	338
Series 490, Reg. S, 0.50%, 02/20/2032	CHF	150	188
Series 516, Reg. S, 0.13%, 03/23/2032	CHF	100	122
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	62
Series 528, Reg. S, 0.00%, 03/15/2030	CHF	150	185
Series 530, Reg. S, 0.00%, 03/18/2033	CHF	370	444
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	365	423
Series 534, Reg. S, 0.00%, 03/13/2028	CHF	50	63
Series 550, Reg. S, 1.10%, 04/18/2028	CHF	130	167
Series 568, Reg. S, 1.80%, 12/12/2034	CHF	80	110
Series 576, Reg. S, 1.85%, 07/19/2038	CHF	50	70
Series 585, Reg. S, 1.50%, 04/02/2031	CHF	100	132
Series 588, Reg. S, 1.45%, 11/03/2032	CHF	50	67
Series 589, Reg. S, 1.50%, 06/23/2036	CHF	30	40
Series 594, Reg. S, 1.45%, 08/02/2034	CHF	30	40
Series 600, Reg. S, 0.90%, 10/26/2035	CHF	40	51
Piraeus Bank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 3.00%, 12/03/2028 (aa)	EUR	1,400	1,650
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.42%), 5.37%, 07/21/2036 (aa)		75	77
(United States SOFR + 2.28%), 6.88%, 10/20/2034 (aa)		760	861
Raiffeisen Bausparkasse Gesellschaft mbH, (Austria), Reg. S, 3.38%, 07/10/2029	EUR	100	120
Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen, (Austria), Series 9, Reg. S, 3.00%, 01/25/2027	EUR	100	118
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 3.25%, 01/11/2030	EUR	100	120
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 1.25%, 04/26/2027	EUR	100	115
Raiffeisen-Landesbank Steiermark AG, (Austria), Reg. S, 2.38%, 06/14/2028	EUR	100	117
Raiffeisen-Landesbank Tirol AG, (Austria), Reg. S, 3.00%, 01/24/2028	EUR	100	119

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Regions Financial Corp., (United States SOFR + 2.06%), 5.50%, 09/06/2035 (aa)		140	144
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		2,000	2,110
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	109
Reg. S, 0.01%, 01/27/2031	EUR	500	506
Reg. S, 1.50%, 09/15/2027	EUR	100	116
Reg. S, 2.38%, 09/13/2027	EUR	150	176
Reg. S, 2.75%, 02/04/2030	EUR	100	118
(SOFR Compounded Index + 0.81%), 4.72%, 03/27/2028 (aa)		135	136
Santander UK Group Holdings plc, (United Kingdom),
(SOFR Compounded Index + 1.07%), 4.32%, 09/22/2029 (aa)		465	464
(SOFR Compounded Index + 1.58%), 5.14%, 09/22/2036 (aa)		580	574
(United States SOFR + 2.60%), 6.53%, 01/10/2029 (aa)		2,500	2,617
(United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		2,200	2,206
Santander UK plc, (United Kingdom),
Reg. S, 0.05%, 01/12/2027	EUR	100	114
Reg. S, 1.13%, 03/12/2027	EUR	100	116
Reg. S, 5.25%, 02/16/2029	GBP	100	138
Skandinaviska Enskilda Banken AB, (Sweden),
Series 581, Reg. S, 0.50%, 12/16/2026	SEK	2,000	209
Series 601, Reg. S, 3.00%, 12/06/2027	SEK	4,000	431
Series 604, Reg. S, 3.00%, 12/17/2030	SEK	2,000	215
Slovenska Sporitelna A/S, (Slovakia), Reg. S, 2.75%, 01/30/2029	EUR	100	118
Societe Generale SA, (France),
Reg. S, 1.25%, 06/12/2030	EUR	5,000	5,395
Reg. S, 4.00%, 11/16/2027	EUR	3,000	3,633
Reg. S, (EURIBOR 3 Month + 1.90%), 4.88%, 11/21/2031 (aa)	EUR	200	251
(United States SOFR + 1.42%), 5.25%, 05/22/2029 (e) (aa)		2,350	2,390
Reg. S, (EUR Swap Rate 5 Year + 3.10%), 5.25%, 09/06/2032 (aa)	EUR	200	245
(United States SOFR + 1.73%), 5.44%, 10/03/2036 (e) (w) (aa)		2,100	2,096
Reg. S, 6.25%, 06/22/2033	GBP	2,000	2,849
(CMT Index 1 Year + 2.95%), 7.13%, 01/19/2055 (e) (aa)		250	267
S-Pankki OYJ, (Finland), Reg. S, 3.00%, 04/16/2030	EUR	100	119
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	100	112
Reg. S, 0.13%, 05/12/2031	EUR	100	102
Reg. S, 1.00%, 01/30/2029	EUR	100	112
Sparebank 1 Oestlandet, (Norway), Reg. S, 1.75%, 04/27/2027	EUR	1,000	1,161
Sparkasse Hannover, (Germany), Reg. S, 2.75%, 05/24/2032	EUR	30	35
SR-Boligkreditt A/S, (Norway),
Reg. S, 1.63%, 03/15/2028	EUR	100	115
Reg. S, 2.50%, 06/11/2030	EUR	100	117
Stadshypotek AB, (Sweden),
Reg. S, 3.63%, 06/20/2028	SEK	2,000	220
Series 1592, Reg. S, 1.00%, 03/01/2027	SEK	2,000	209
Series 1593, Reg. S, 2.50%, 12/01/2027	SEK	2,000	214
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	3,000	315

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Series 1596, Reg. S, 2.50%, 02/01/2030	SEK	2,000	211
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		1,200	1,188
(CMT Index 1 Year + 1.05%), 5.55%, 01/21/2029 (e) (aa)		555	569
Sumitomo Mitsui Banking Corp., (Japan), Reg. S, 0.41%, 11/07/2029	EUR	2,100	2,247
Sumitomo Mitsui Trust Bank Ltd., (Japan), Reg. S, 0.01%, 10/15/2027	EUR	2,000	2,233
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 1.75%, 02/10/2032	EUR	100	110
Reg. S, 2.63%, 02/25/2030	EUR	100	117
Series 148, Reg. S, 0.25%, 06/09/2027	SEK	2,000	206
Series 151, Reg. S, 1.00%, 06/12/2030	SEK	2,000	197
Swedbank AB, (Sweden),
Reg. S, 1.30%, 02/17/2027	EUR	1,000	1,157
Reg. S, (UK Gilts 1 Year + 1.00%), 1.38%, 12/08/2027 (aa)	GBP	1,500	1,947
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 3.63%, 08/23/2032 (aa)	EUR	549	653
Toronto-Dominion Bank (The), (Canada),
Reg. S, 1.95%, 04/08/2030	EUR	1,051	1,177
Reg. S, 2.78%, 09/03/2027	EUR	200	237
Reg. S, 2.86%, 04/15/2031	EUR	2,200	2,589
Reg. S, 3.19%, 02/16/2029	EUR	100	120
4.69%, 09/15/2027		55	55
Truist Bank, 2.25%, 03/11/2030		250	228
Truist Financial Corp.,
3.88%, 03/19/2029		1,400	1,379
(United States SOFR + 1.62%), 5.44%, 01/24/2030 (aa)		645	667
(United States SOFR + 2.36%), 5.87%, 06/08/2034 (aa)		370	392
(United States SOFR + 2.45%), 7.16%, 10/30/2029 (aa)		620	672
UBS AG, (Switzerland), 5.65%, 09/11/2028		200	209
UBS Group AG, (Switzerland),
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		1,000	892
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		755	699
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 08/13/2030 (e) (aa)		300	286
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 4.95%), 7.75%, 03/01/2029 (aa)	EUR	4,400	5,759
UBS Switzerland AG, (Switzerland),
Reg. S, 0.00%, 10/31/2030	CHF	25	31
Reg. S, 2.04%, 10/18/2033	CHF	30	41
Reg. S, 3.30%, 03/05/2029	EUR	100	120
UniCredit Bank Austria AG, (Austria), Reg. S, 3.13%, 09/21/2029	EUR	100	120
UniCredit Bank Czech Republic & Slovakia A/S, (Czech Republic), Reg. S, 3.13%, 10/11/2027	EUR	1,900	2,258
UniCredit Bank GmbH, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	55
Reg. S, 0.13%, 11/22/2029	EUR	100	106
Reg. S, 0.85%, 05/22/2034	EUR	50	49
Reg. S, 0.88%, 01/11/2029	EUR	100	111
Reg. S, 2.63%, 11/22/2030	EUR	120	141

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
UniCredit SpA, (Italy),
Reg. S, 3.50%, 07/31/2030	EUR	1,800	2,179
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.80%), 4.18%, 06/24/2037 (aa)	EUR	5,425	6,477
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	111
US Bancorp,
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (x) (aa)		2,300	2,224
(United States SOFR + 1.56%), 5.38%, 01/23/2030 (aa)		30	31
(United States SOFR + 1.41%), 5.42%, 02/12/2036 (aa)		60	62
(United States SOFR + 1.43%), 5.73%, 10/21/2026 (aa)		30	30
(United States SOFR + 2.26%), 5.84%, 06/12/2034 (aa)		725	773
Vseobecna Uverova Banka A/S, (Slovakia),
Reg. S, 0.50%, 06/26/2029	EUR	1,800	1,945
Reg. S, 3.25%, 03/20/2031	EUR	100	119
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.43%), 2.88%, 10/30/2030 (aa)		30	28
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		2,110	1,638
(United States SOFR + 1.50%), 3.35%, 03/02/2033 (aa)		2,056	1,914
(CME Term SOFR 3 Month + 1.57%), 3.58%, 05/22/2028 (aa)		3	3
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		650	571
4.75%, 12/07/2046		15	13
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		925	936
(United States SOFR + 2.02%), 5.39%, 04/24/2034 (aa)		940	977
(United States SOFR + 1.78%), 5.50%, 01/23/2035 (aa)		4	4
(United States SOFR + 1.99%), 5.56%, 07/25/2034 (aa)		2,050	2,152
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		1,390	1,441
5.61%, 01/15/2044		24	24
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		1,510	1,545
(United States SOFR + 2.06%), 6.49%, 10/23/2034 (aa)		1,615	1,794
(CMT Index 5 Year + 2.77%), 6.85%, 09/15/2029 (x) (aa)		20	21
Westpac Banking Corp., (Australia),
Reg. S, 0.01%, 09/22/2028	EUR	100	109
Reg. S, 0.88%, 04/17/2027	EUR	1,000	1,148
2.96%, 11/16/2040		30	23
Westpac Securities NZ Ltd., (New Zealand),
Reg. S, 0.43%, 12/14/2026	EUR	2,500	2,868
Reg. S, 3.75%, 04/20/2028	EUR	100	121
Wirtschafts- und Infrastrukturbank Hessen, (Germany),
0.88%, 06/14/2028	EUR	100	113
1.25%, 09/06/2033	EUR	200	208
2.63%, 01/26/2033	EUR	400	463
2.63%, 02/13/2035	EUR	300	341
2.88%, 02/22/2034	EUR	200	233
Wuestenrot Bausparkasse AG, (Germany), Series 20, Reg. S, 3.38%, 11/28/2028	EUR	100	121
Zuercher Kantonalbank, (Switzerland),
Series 139, Reg. S, 0.02%, 08/16/2027	CHF	1,000	1,249
Series 140, Reg. S, 0.05%, 11/23/2026	CHF	500	626
Series 149, Reg. S, 0.00%, 01/21/2033	CHF	500	596
Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	293

			662,893

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — 0.5%
Aareal Bank AG, (Germany),
Reg. S, 2.75%, 10/08/2030	EUR	100	118
Reg. S, 2.88%, 05/10/2028	EUR	100	119
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	111
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.38%, 11/15/2030 (w)		160	159
Affordable Housing Finance plc, (United Kingdom),
Reg. S, 2.89%, 08/11/2043	GBP	400	375
Reg. S, 3.80%, 05/20/2042	GBP	300	328
Ally Financial, Inc., (SOFR Compounded Index + 1.73%), 5.54%, 01/17/2031 (aa)		2,480	2,529
American Express Co.,
(United States SOFR + 1.00%), 5.10%, 02/16/2028 (aa)		30	30
(SOFR Compounded Index + 1.32%), 5.44%, 01/30/2036 (aa)		40	42
(United States SOFR + 1.93%), 5.63%, 07/28/2034 (aa)		28	29
Ameriprise Financial, Inc., 5.15%, 05/15/2033		9	9
Apollo Global Management, Inc., 5.80%, 05/21/2054		50	51
Ares Management Corp., 5.60%, 10/11/2054		5	5
Arkea Home Loans SFH SA, (France), Reg. S, 3.25%, 08/01/2033	EUR	100	119
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	30	41
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	37	47
AXA Home Loan SFH SA, (France), Reg. S, 0.01%, 10/16/2029	EUR	100	105
Bayerische Landesbodenkreditanstalt, (Germany),
Reg. S, 2.38%, 05/07/2030	EUR	400	466
Reg. S, 2.63%, 09/25/2034	EUR	400	456
Reg. S, 2.88%, 02/28/2031	EUR	100	119
Reg. S, 3.25%, 03/15/2035	EUR	100	120
BlackRock Funding, Inc., 5.35%, 01/08/2055		225	223
Blackrock, Inc., 3.75%, 07/18/2035	EUR	1,600	1,924
Blackstone Holdings Finance Co. LLC, Reg. S, 1.50%, 04/10/2029	EUR	167	188
Blue Owl Finance LLC,
3.13%, 06/10/2031		20	18
6.25%, 04/18/2034		130	137
BNP Paribas Home Loan SFH SA, (France), Reg. S, 3.00%, 01/31/2030	EUR	100	119
BPCE SFH SA, (France),
Reg. S, 0.01%, 11/08/2026	EUR	100	115
Reg. S, 0.01%, 01/21/2027	EUR	100	114
Reg. S, 0.01%, 01/29/2036	EUR	100	84
Reg. S, 0.63%, 09/22/2027	EUR	100	114
Reg. S, 1.13%, 04/12/2030	EUR	100	109
Reg. S, 1.75%, 05/27/2032	EUR	100	109
Reg. S, 2.63%, 07/24/2030	EUR	100	117
Reg. S, 2.88%, 01/15/2027	EUR	100	118
Reg. S, 3.00%, 03/24/2032	EUR	100	118
Reg. S, 3.25%, 06/26/2035	EUR	100	117

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Reg. S, 3.38%, 03/13/2029	EUR	100	120
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 02/07/2028	EUR	200	222
Reg. S, 2.63%, 06/20/2030	EUR	100	117
Reg. S, 2.75%, 04/12/2028	EUR	100	118
Reg. S, 2.75%, 09/06/2030	EUR	2,100	2,467
Reg. S, 2.75%, 02/20/2032	EUR	100	116
Reg. S, 3.38%, 06/28/2032	EUR	100	120
Cantor Fitzgerald LP,
4.50%, 04/14/2027 (e)		1,740	1,726
7.20%, 12/12/2028 (e)		840	898
Capital One Financial Corp.,
1.65%, 06/12/2029	EUR	250	279
(United States SOFR + 1.63%), 5.20%, 09/11/2036 (aa)		1,000	989
(United States SOFR + 2.37%), 5.27%, 05/10/2033 (aa)		80	82
(United States SOFR + 1.56%), 5.46%, 07/26/2030 (aa)		30	31
(United States SOFR + 2.04%), 6.18%, 01/30/2036 (aa)		25	26
(United States SOFR + 2.64%), 6.31%, 06/08/2029 (aa)		72	75
6.70%, 11/29/2032		35	39
(United States SOFR + 2.44%), 7.15%, 10/29/2027 (aa)		2	2
(United States SOFR + 3.07%), 7.62%, 10/30/2031 (aa)		645	730
(SOFR Compounded Index + 3.37%), 7.96%, 11/02/2034 (aa)		140	166
Cboe Global Markets, Inc.,
1.63%, 12/15/2030		29	25
3.00%, 03/16/2032		85	78
CCF SFH SACA, (France),
Reg. S, 0.75%, 03/22/2027	EUR	100	115
Reg. S, 2.50%, 06/28/2028	EUR	1,900	2,227
Reg. S, 3.00%, 04/23/2030	EUR	100	118
Charles Schwab Corp. (The),
Series I, (CMT Index 5 Year + 3.17%), 4.00%, 06/01/2026 (x) (aa)		215	212
Series K, (CMT Index 5 Year + 3.26%), 5.00%, 06/01/2027 (x) (aa)		46	46
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	4,200	4,643
Reg. S, 0.05%, 12/06/2029	EUR	100	106
Reg. S, 0.88%, 08/11/2028	EUR	100	112
Reg. S, 0.88%, 05/06/2034	EUR	100	97
Reg. S, 2.13%, 01/07/2030	EUR	100	115
Reg. S, 2.63%, 02/17/2031	EUR	100	117
Reg. S, 3.00%, 08/29/2033	EUR	100	117
Reg. S, 3.38%, 09/04/2028	EUR	200	241
Credit Agricole Public Sector SCF SA, (France),
Reg. S, 0.88%, 08/02/2027	EUR	100	114
Reg. S, 3.00%, 06/14/2030	EUR	100	119
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.01%, 07/20/2028	EUR	5,000	5,483
Reg. S, 0.88%, 03/04/2032	EUR	100	103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Reg. S, 2.38%, 02/08/2028	EUR	100	117
Reg. S, 2.63%, 06/06/2030	EUR	100	117
Reg. S, 3.00%, 07/23/2029	EUR	100	119
Reg. S, 3.00%, 11/28/2030	EUR	2,100	2,492
Reg. S, 3.25%, 04/20/2029	EUR	100	120
DLR Kredit A/S, (Denmark), Series CCb, Reg. S, 1.00%, 04/01/2028	DKK	700	107
Enact Holdings, Inc., 6.25%, 05/28/2029		114	119
IG Group Holdings plc, (United Kingdom), Reg. S, 3.13%, 11/18/2028	GBP	2,000	2,533
Intercontinental Exchange, Inc.,
3.00%, 06/15/2050		160	107
3.63%, 09/01/2028		85	84
Jefferies Financial Group, Inc.,
2.63%, 10/15/2031		1,250	1,112
2.75%, 10/15/2032		1,420	1,235
5.88%, 07/21/2028		405	422
Jyske Realkredit A/S, (Denmark),
Series CCB, Reg. S, 1.00%, 04/01/2026	DKK	400	63
Series CCE, Reg. S, 2.50%, 01/01/2029	EUR	100	117
Series CCE, Reg. S, 3.25%, 07/01/2030	EUR	100	121
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 3.00%, 01/31/2031	EUR	100	118
Reg. S, 3.13%, 01/29/2034	EUR	100	118
Lansforsakringar Hypotek AB, (Sweden),
Reg. S, 1.38%, 05/31/2027	EUR	100	116
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	1,000	104
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	4,300	432
London Stock Exchange Group plc, (United Kingdom),
Reg. S, 1.63%, 04/06/2030	GBP	2,000	2,378
Reg. S, 1.75%, 12/06/2027	EUR	800	923
LPL Holdings, Inc.,
5.65%, 03/15/2035		35	36
6.75%, 11/17/2028		430	459
Mastercard, Inc.,
1.00%, 02/22/2029	EUR	7,309	8,154
2.10%, 12/01/2027	EUR	1,825	2,132
3.85%, 03/26/2050		20	16
4.35%, 01/15/2032		255	256
4.55%, 01/15/2035		90	90
Nasdaq, Inc., 5.35%, 06/28/2028		10	10
Nomura Holdings, Inc., (Japan),
2.17%, 07/14/2028		1,500	1,417
2.61%, 07/14/2031		730	656
3.00%, 01/22/2032		320	290
4.90%, 07/01/2030		1,130	1,146
6.07%, 07/12/2028		1,625	1,700
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 10/01/2027 (e)	DKK	200	31

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Series Cc2, Reg. S, 1.00%, 04/01/2029 (e)	DKK	300	45
Series CC2, Reg. S, 1.00%, 10/01/2028 (e)	DKK	300	46
Series CC2, 1.00%, 04/01/2030	DKK	800	118
Nuveen LLC, 5.55%, 01/15/2030 (e)		190	198
OSB Group plc, (United Kingdom), Reg. S, (UK Gilts 1 Year + 4.99%), 9.50%, 09/07/2028 (aa)	GBP	3,400	4,939
Private Export Funding Corp., Series PP, 1.40%, 07/15/2028		775	724
Prs Finance plc, (United Kingdom),
Reg. S, 1.50%, 08/24/2034	GBP	200	203
Reg. S, 1.75%, 11/24/2026	GBP	165	216
Reg. S, 2.00%, 01/23/2029	GBP	900	1,126
Radian Group, Inc., 6.20%, 05/15/2029		25	26
Raymond James Financial, Inc., 3.75%, 04/01/2051		16	12
Realkredit Danmark A/S, (Denmark),
Series 10f, Reg. S, 1.00%, 04/01/2026	DKK	500	78
Series 10F, Reg. S, 1.00%, 01/01/2030 (e)	DKK	1,000	149
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	36	5
Saltaire Finance plc, (United Kingdom),
Reg. S, 4.81%, 03/14/2053	GBP	100	117
Reg. S, 4.82%, 12/01/2033	GBP	500	670
Reg. S, 5.00%, 08/13/2035	GBP	200	265
Societe Generale SFH SA, (France), Reg. S, 1.75%, 05/05/2034	EUR	200	210
Sparebanken Soer Boligkreditt A/S, (Norway), Reg. S, 0.01%, 09/25/2028	EUR	5,000	5,467
Sparebanken Vest Boligkreditt A/S, (Norway),
Reg. S, 2.50%, 09/22/2027	EUR	100	118
Reg. S, 3.00%, 07/31/2029	EUR	100	119
Swedbank Hypotek AB, (Sweden),
Reg. S, 2.50%, 06/25/2030	EUR	200	233
Series 197, Reg. S, 1.00%, 03/17/2027	SEK	700	73
Series 199, Reg. S, 3.00%, 03/28/2029	SEK	2,000	216
Series 200, Reg. S, 3.00%, 12/27/2029	SEK	2,000	216
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	1,370	1,788
TPG Operating Group II LP, 5.38%, 01/15/2036		21	21
Visa, Inc.,
2.05%, 04/15/2030		85	78
4.30%, 12/14/2045		65	58
Western Union Co. (The), 1.35%, 03/15/2026		510	503

			79,217

Insurance — 0.5%
AG Insurance SA, (Belgium), Reg. S, (EUR Swap Rate 5 Year + 3.88%), 3.50%, 06/30/2047 (aa)	EUR	3,100	3,690
AIA Group Ltd., (Hong Kong), Reg. S, (EUR Swap Rate 5 Year + 1.10%), 0.88%, 09/09/2033 (aa)	EUR	1,800	1,988
Alleghany Corp.,
3.25%, 08/15/2051		15	10
3.63%, 05/15/2030		5	5
American International Group, Inc.,
1.88%, 06/21/2027	EUR	1,000	1,160
4.85%, 05/07/2030		29	30

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
American National Group, Inc.,
5.75%, 10/01/2029		35	36
6.00%, 07/15/2035		60	61
Aon North America, Inc., 5.45%, 03/01/2034		75	78
Arthur J Gallagher & Co.,
3.05%, 03/09/2052		20	13
3.50%, 05/20/2051		5	3
ASR Nederland NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 05/02/2049 (aa)	EUR	2,600	3,056
Assurant, Inc.,
2.65%, 01/15/2032		26	23
3.70%, 02/22/2030		30	29
4.90%, 03/27/2028		7	7
Athene Global Funding, 4.95%, 01/07/2027 (e)		70	71
Aviva plc, (United Kingdom), Reg. S, (EURIBOR 3 Month + 3.05%), 4.63%, 08/28/2056 (aa)	EUR	3,975	4,757
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039	GBP	825	761
Berkshire Hathaway, Inc., 2.15%, 03/15/2028	EUR	1,000	1,166
Brown & Brown, Inc.,
2.38%, 03/15/2031		69	61
4.20%, 03/17/2032		8	8
5.65%, 06/11/2034		10	10
BUPA Finance plc, (United Kingdom), Reg. S, 5.00%, 10/12/2030	EUR	1,700	2,163
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (France), Reg. S, 0.75%, 07/07/2028	EUR	4,900	5,414
Chubb INA Holdings LLC,
1.55%, 03/15/2028	EUR	2,000	2,292
4.90%, 08/15/2035		1,320	1,329
5.00%, 03/15/2034		505	518
CNA Financial Corp.,
2.05%, 08/15/2030		2,500	2,233
5.13%, 02/15/2034		60	60
CNP Assurances SA, (France), Reg. S, 2.75%, 02/05/2029	EUR	100	117
CNP Assurances SACA, (France),
Reg. S, 0.38%, 03/08/2028	EUR	100	111
Reg. S, 1.25%, 01/27/2029	EUR	700	777
Reg. S, (EURIBOR 3 Month + 2.70%), 1.88%, 10/12/2053 (aa)	EUR	300	305
Reg. S, (EURIBOR 3 Month + 3.00%), 2.00%, 07/27/2050 (aa)	EUR	100	109
Reg. S, (EURIBOR 3 Month + 4.60%), 4.50%, 06/10/2047 (aa)	EUR	200	240
Reg. S, (EURIBOR 3 Month + 3.37%), 4.88%, 07/16/2054 (aa)	EUR	100	124
Reg. S, (EURIBOR 3 Month + 3.45%), 5.25%, 07/18/2053 (aa)	EUR	300	380
Corebridge Financial, Inc.,
3.90%, 04/05/2032		64	61
4.35%, 04/05/2042		155	134
Credit Agricole Assurances SA, (France), Reg. S, (EUR Swap Rate 5 Year + 5.35%), 4.75%, 09/27/2048 (aa)	EUR	1,700	2,083
Enstar Group Ltd., (Bermuda), 4.95%, 06/01/2029		12	12

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/2052		110	71
3.50%, 10/15/2050		2,030	1,430
Fairfax Financial Holdings Ltd., (Canada),
3.38%, 03/03/2031		2,010	1,897
4.85%, 04/17/2028		35	35
5.63%, 08/16/2032		475	494
5.75%, 05/20/2035 (e)		500	518
6.00%, 12/07/2033		30	32
6.10%, 03/15/2055		31	32
6.35%, 03/22/2054		60	63
Fidelity National Financial, Inc.,
3.20%, 09/17/2051		20	13
3.40%, 06/15/2030		10	9
4.50%, 08/15/2028		10	10
First American Financial Corp., 5.45%, 09/30/2034		63	63
Generali, (Italy),
Reg. S, 1.71%, 06/30/2032	EUR	100	104
Reg. S, (EURIBOR 3 Month + 4.50%), 4.60%, 11/21/2025 (x) (aa)	EUR	100	118
Groupe des Assurances du Credit Mutuel SADIR, (France), Reg. S, 3.75%, 04/30/2029	EUR	2,200	2,647
Jackson Financial, Inc., 4.00%, 11/23/2051		5	4
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	425	601
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	825	1,069
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	600	808
Liberty Mutual Group, Inc.,
3.95%, 10/15/2050 (e)		875	670
5.50%, 06/15/2052 (e)		450	430
Lincoln Financial Global Funding, 5.30%, 01/13/2030 (e)		890	921
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	825	1,048
Markel Group, Inc.,
3.45%, 05/07/2052		1,000	687
6.00%, 05/16/2054		40	41
Marsh & McLennan Cos., Inc.,
5.00%, 03/15/2035		1,210	1,225
5.40%, 03/15/2055		920	902
MetLife, Inc., Series G, (CMT Index 5 Year + 2.08%), 6.35%, 03/15/2055 (aa)		80	85
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany),
Reg. S, (EURIBOR 3 Month + 3.40%), 3.25%, 05/26/2049 (aa)	EUR	1,500	1,762
Reg. S, (EURIBOR 3 Month + 2.60%), 4.25%, 05/26/2044 (aa)	EUR	2,800	3,366
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029 (e)		1,660	1,685
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,900	2,145
Old Republic International Corp., 3.85%, 06/11/2051		15	11
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,516
Primerica, Inc., 2.80%, 11/19/2031		35	32

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Protective Life Global Funding, 4.77%, 12/09/2029 (e)		2,500	2,546
Prudential Financial, Inc.,
(ICE LIBOR USD 3 Month + 2.67%), 5.70%, 09/15/2048 (aa)		150	153
(CMT Index 5 Year + 2.85%), 6.75%, 03/01/2053 (aa)		40	43
Prudential Funding Asia plc, (United Kingdom), 5.88%, 05/11/2029	GBP	1,500	2,088
Reinsurance Group of America, Inc., 5.75%, 09/15/2034		57	60
RenaissanceRe Holdings Ltd., (Bermuda),
5.75%, 06/05/2033		52	54
5.80%, 04/01/2035		755	791
Talanx AG, (Germany),
Reg. S, (EURIBOR 3 Month + 2.55%), 1.75%, 12/01/2042 (aa)	EUR	2,000	2,093
Reg. S, 4.00%, 10/25/2029	EUR	2,300	2,827
Travelers Cos., Inc. (The),
5.05%, 07/24/2035		1,505	1,532
5.45%, 05/25/2053		20	20
5.70%, 07/24/2055		145	150
UNIQA Insurance Group AG, (Austria),
Reg. S, 1.38%, 07/09/2030	EUR	500	544
Reg. S, (EURIBOR 3 Month + 3.35%), 2.38%, 12/09/2041 (aa)	EUR	400	425
Reg. S, (EURIBOR 3 Month + 5.82%), 6.00%, 07/27/2046 (aa)	EUR	500	600
Unum Group,
4.00%, 06/15/2029		1,700	1,678
4.13%, 06/15/2051		1,754	1,335
5.75%, 08/15/2042		5	5
6.00%, 06/15/2054		30	31
W R Berkley Corp., 4.00%, 05/12/2050		700	549
Willis North America, Inc.,
4.65%, 06/15/2027		30	30
5.35%, 05/15/2033		20	21
5.90%, 03/05/2054		146	149

			79,753

Investment Companies — 0.1%
Ares Capital Corp.,
2.15%, 07/15/2026		6	6
2.88%, 06/15/2028		25	24
5.50%, 09/01/2030		100	101
5.95%, 07/15/2029		55	57
Blue Owl Capital Corp., 5.95%, 03/15/2029		31	32
Blue Owl Technology Finance Corp.,
6.10%, 03/15/2028 (e)		40	41
6.75%, 04/04/2029		40	41
CDP Reti SpA, (Italy),
Reg. S, 3.88%, 09/04/2031	EUR	200	242
Reg. S, 5.88%, 10/25/2027	EUR	500	621
FS KKR Capital Corp.,
2.63%, 01/15/2027		35	34
3.13%, 10/12/2028		60	55

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — continued
Golub Capital BDC, Inc., 2.50%, 08/24/2026		5	5
Investor AB, (Sweden), Reg. S, 0.38%, 10/29/2035	EUR	425	368
JAB Holdings BV, (Netherlands), Reg. S, 5.00%, 06/12/2033	EUR	3,900	4,953
MDGH GMTN RSC Ltd., (United Arab Emirates),
Reg. S, 0.38%, 03/10/2027	EUR	1,000	1,143
Reg. S, 1.00%, 03/10/2034	EUR	600	571
Temasek Financial I Ltd., (Singapore),
Reg. S, 1.50%, 03/01/2028	EUR	4,700	5,403
Reg. S, 3.25%, 02/15/2027	EUR	1,500	1,780

			15,477

Private Equity — 0.1%
3i Group plc, (United Kingdom),
Reg. S, 4.88%, 06/14/2029	EUR	3,239	4,007
Reg. S, 5.75%, 12/03/2032	GBP	350	490
Brookfield Finance, Inc., (Canada), 5.68%, 01/15/2035		70	73
Hercules Capital, Inc., 6.00%, 06/16/2030		80	82
ICG plc, (United Kingdom),
Reg. S, 1.63%, 02/17/2027	EUR	1,000	1,152
Reg. S, 2.50%, 01/28/2030	EUR	3,000	3,376

			9,180

Real Estate — 0.3%
Affinity Sutton Capital Markets plc, (United Kingdom), Reg. S, 5.98%, 09/17/2038	GBP	1,000	1,362
Akelius Residential Property Financing BV, (Netherlands), Reg. S, 1.00%, 01/17/2028	EUR	500	562
Aroundtown SA, (Luxembourg), Reg. S, 0.00%, 07/16/2026	EUR	3,800	4,360
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 1.63%, 04/20/2030	EUR	1,000	1,086
Reg. S, 1.75%, 03/12/2029	EUR	2,500	2,798
Reg. S, 2.63%, 10/20/2028	GBP	1,075	1,349
CBRE Services, Inc.,
5.50%, 06/15/2035		110	113
5.95%, 08/15/2034		63	67
Citycon Treasury BV, (Netherlands),
Reg. S, 5.00%, 03/11/2030	EUR	2,325	2,731
Reg. S, 6.50%, 03/08/2029	EUR	1,600	1,981
Clarion Funding plc, (United Kingdom),
Reg. S, 1.25%, 11/13/2032	GBP	1,000	1,037
Reg. S, 1.88%, 09/07/2051	GBP	500	300
Reg. S, 2.63%, 01/18/2029	GBP	200	252
Deutsche Wohnen SE, (Germany), Reg. S, 1.50%, 04/30/2030	EUR	900	983
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,402
Heimstaden Bostad Treasury BV, (Netherlands), 1.38%, 03/03/2027	EUR	600	691
Hexagon Housing Association Ltd., (United Kingdom), Reg. S, 3.63%, 04/22/2048	GBP	1,000	900
HOWOGE Wohnungsbaugesellschaft mbH, (Germany),
Reg. S, 0.63%, 11/01/2028	EUR	400	439
Reg. S, 1.13%, 11/01/2033	EUR	100	98
Reg. S, 3.88%, 06/05/2030	EUR	300	362

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
LEG Immobilien SE, (Germany), Reg. S, 0.75%, 06/30/2031	EUR	700	707
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.88%, 01/14/2031	EUR	500	513
Reg. S, 1.63%, 07/15/2027	EUR	3,000	3,450
Reg. S, 1.63%, 01/17/2030	EUR	200	218
Reg. S, 2.00%, 01/17/2034	EUR	100	100
Reg. S, 3.25%, 11/13/2028	EUR	100	118
Reg. S, 3.75%, 07/14/2032	EUR	200	235
Reg. S, 4.25%, 07/18/2029	EUR	100	122
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 10/20/2038	GBP	425	369
Reg. S, 2.13%, 03/31/2032	GBP	1,000	1,112
Reg. S, 2.63%, 02/28/2028	GBP	1,225	1,567
Reg. S, 2.75%, 07/20/2057	GBP	425	296
Reg. S, 3.13%, 02/28/2053	GBP	500	396
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	21	27
Notting Hill Genesis, (United Kingdom),
Reg. S, 4.38%, 02/20/2054	GBP	500	501
Reg. S, 5.25%, 07/07/2042	GBP	1,000	1,206
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		2,580	2,302
4.13%, 02/01/2029 (e)		2,100	2,085
Optivo Finance plc, (United Kingdom), Reg. S, 5.25%, 03/13/2043	GBP	1,000	1,206
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	1,325	1,168
P3 Group Sarl, (Luxembourg),
Reg. S, 1.63%, 01/26/2029	EUR	2,300	2,572
Reg. S, 4.00%, 04/19/2032	EUR	100	119
Reg. S, 4.63%, 02/13/2030	EUR	200	246
Registry Finance Pty Ltd., (Australia), Reg. S, 5.47%, 12/19/2031	AUD	200	137
Shurgard Luxembourg Sarl, (Luxembourg), Reg. S, 3.63%, 10/22/2034	EUR	2,100	2,424
Sirius Real Estate Ltd., (Guernsey), Reg. S, 1.75%, 11/24/2028	EUR	1,300	1,457
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	35	48
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	73	109
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	27	38
Vonovia SE, (Germany),
Reg. S, 0.63%, 07/09/2026	EUR	300	348
Reg. S, 1.00%, 01/28/2041	EUR	1,100	812

			48,881

REITS — 0.4%
Alexandria Real Estate Equities, Inc.,
1.88%, 02/01/2033		75	62
5.25%, 05/15/2036		295	297
5.50%, 10/01/2035		2,120	2,176
5.63%, 05/15/2054		1,240	1,195
Altarea SCA, (France), Reg. S, 1.88%, 01/17/2028	EUR	1,100	1,262

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
American Homes 4 Rent LP,
4.95%, 06/15/2030		830	845
5.25%, 03/15/2035		1,869	1,890
5.50%, 02/01/2034		33	34
American Tower Corp.,
3.80%, 08/15/2029		535	525
5.20%, 02/15/2029		55	57
5.80%, 11/15/2028		26	27
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		1,175	1,151
4.13%, 05/15/2029		940	932
5.20%, 04/01/2032		320	328
Crown Castle, Inc.,
2.10%, 04/01/2031		115	100
4.90%, 09/01/2029		50	51
5.20%, 09/01/2034		10	10
Equinix Europe 2 Financing Corp. LLC,
3.25%, 03/15/2031	EUR	4,639	5,428
5.50%, 06/15/2034		35	37
Equinix, Inc.,
1.45%, 05/15/2026		20	19
2.90%, 11/18/2026		20	20
Extra Space Storage LP,
3.50%, 07/01/2026		13	13
5.35%, 01/15/2035		30	31
5.40%, 02/01/2034		15	15
5.70%, 04/01/2028		40	41
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		780	702
4.00%, 01/15/2030		800	775
5.25%, 02/15/2033		76	76
5.30%, 01/15/2029		400	407
5.63%, 09/15/2034		72	73
6.25%, 09/15/2054		10	10
Healthcare Realty Holdings LP, 2.00%, 03/15/2031		80	69
Healthpeak OP LLC,
3.00%, 01/15/2030		1,400	1,323
4.75%, 01/15/2033		1,965	1,953
Host Hotels & Resorts LP,
5.50%, 04/15/2035		75	76
5.70%, 06/15/2032		105	108
5.70%, 07/01/2034		460	471
Series J, 2.90%, 12/15/2031		415	369
Invitation Homes Operating Partnership LP,
2.00%, 08/15/2031		48	42
4.15%, 04/15/2032		1,025	991
4.88%, 02/01/2035		110	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
4.95%, 01/15/2033		240	241
5.45%, 08/15/2030		10	10
Kimco Realty OP LLC,
2.70%, 10/01/2030		1,900	1,760
4.85%, 03/01/2035		700	696
Klepierre SA, (France), Reg. S, 2.00%, 05/12/2029	EUR	1,000	1,139
Mercialys SA, (France), Reg. S, 2.50%, 02/28/2029	EUR	300	347
Merlin Properties Socimi SA, (Spain), Reg. S, 2.38%, 07/13/2027	EUR	300	352
Mid-America Apartments LP, 4.95%, 03/01/2035		40	40
National Health Investors, Inc., 3.00%, 02/01/2031		50	45
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033		36	32
Praemia Healthcare SACA, (France), Reg. S, 5.50%, 09/19/2028	EUR	3,600	4,502
Prologis LP, 2.25%, 06/30/2029	GBP	1,600	1,985
Rayonier LP, 2.75%, 05/17/2031		9	8
Realty Income Corp.,
1.63%, 12/15/2030	GBP	200	229
1.75%, 07/13/2033	GBP	1,100	1,144
3.10%, 12/15/2029		800	767
4.75%, 02/15/2029		30	31
5.00%, 10/15/2029	GBP	2,300	3,115
5.25%, 09/04/2041	GBP	1,500	1,824
SELP Finance Sarl, (Luxembourg), Reg. S, 3.75%, 08/10/2027	EUR	2,300	2,744
Simon Property Group LP,
1.38%, 01/15/2027		10	10
3.25%, 09/13/2049		2	1
4.25%, 10/01/2044		2	2
4.25%, 11/30/2046		3	2
5.85%, 03/08/2053		10	10
6.65%, 01/15/2054		12	14
Sun Communities Operating LP,
2.30%, 11/01/2028		2,060	1,948
2.70%, 07/15/2031		498	451
4.20%, 04/15/2032		2,250	2,180
UNITE Group plc (The), (United Kingdom), Reg. S, 5.63%, 06/25/2032	GBP	1,150	1,568
Ventas Realty LP, 5.63%, 07/01/2034		90	94
VICI Properties LP,
4.95%, 02/15/2030		2,445	2,474
5.13%, 05/15/2032		33	33
VICI Properties LP / VICI Note Co., Inc.,
3.88%, 02/15/2029 (e)		215	210
5.75%, 02/01/2027 (e)		1,425	1,443
Welltower OP LLC,
2.75%, 01/15/2031		50	46
2.80%, 06/01/2031		65	60
3.10%, 01/15/2030		2,472	2,362
3.85%, 06/15/2032		40	38
4.25%, 04/15/2028		4	4

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
4.50%, 12/01/2034	GBP	300	374
4.80%, 11/20/2028	GBP	1,650	2,226
5.13%, 07/01/2035		2,300	2,342
WP Carey, Inc.,
2.25%, 04/01/2033		1,000	835
3.70%, 11/19/2034	EUR	2,000	2,309
4.25%, 07/23/2032	EUR	2,100	2,553

			68,700

Savings & Loans — 0.1%
Co-Operative Bank Holdings plc (The), (United Kingdom), Reg. S, (GBP Swap Rate 1 Year + 2.08%), 5.58%, 09/19/2028 (aa)	GBP	2,200	3,000
Nationwide Building Society, (United Kingdom),
Reg. S, 1.38%, 06/29/2032	EUR	1,785	1,899
Reg. S, 3.31%, 05/02/2034	EUR	120	143
Skipton Building Society, (United Kingdom), Reg. S, 3.25%, 06/18/2029	EUR	1,800	2,154
Yorkshire Building Society, (United Kingdom),
Reg. S, 0.01%, 11/16/2028	EUR	5,100	5,544
Reg. S, 2.75%, 01/28/2030	EUR	100	118

			12,858

Total Financial			976,959

Government — 0.6%
Multi-National — 0.6%
African Development Bank, (Supranational),
0.50%, 03/21/2029	EUR	3,500	3,842
0.88%, 05/24/2028	EUR	400	452
2.25%, 09/14/2029	EUR	2,000	2,326
4.13%, 05/13/2030		390	389
Asian Development Bank, (Supranational),
Reg. S, 0.00%, 10/24/2029	EUR	5,000	5,321
Reg. S, 0.03%, 01/31/2030	EUR	3,550	3,745
4.38%, 01/14/2028		25	25
4.50%, 08/25/2028		150	154
6.22%, 08/15/2027		100	104
Asian Infrastructure Investment Bank (The), (Supranational), 4.50%, 01/16/2030		190	195
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 01/20/2031	EUR	5,000	5,105
Reg. S, 0.25%, 01/19/2032	EUR	3,000	3,015
Reg. S, 0.63%, 01/30/2029	EUR	1,500	1,660
Dexia SA, (France),
Reg. S, 0.00%, 01/21/2028	EUR	1,300	1,446
Reg. S, 0.01%, 01/22/2027	EUR	500	570
Reg. S, 0.63%, 01/17/2026	EUR	600	701
Reg. S, 1.00%, 10/18/2027	EUR	300	343
Reg. S, 2.75%, 01/18/2029	EUR	700	825
Reg. S, 3.13%, 06/01/2028	EUR	600	716

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
4.55%, 03/30/2027	CAD	500	367
5.50%, 06/07/2032	GBP	300	418
European Investment Bank, (Supranational), Zero Coupon, 05/28/2037 (e)	CAD	150	67
0.05%, 01/16/2030	EUR	7,900	8,388
0.20%, 03/17/2036	EUR	4,000	3,519
Reg. S, 0.25%, 06/15/2040	EUR	3,950	2,953
Reg. S, 0.50%, 11/13/2037	EUR	2,000	1,722
0.88%, 09/13/2047	EUR	200	140
Reg. S, 1.00%, 03/14/2031	EUR	10,000	10,806
Reg. S, 1.00%, 04/14/2032	EUR	3,275	3,462
2.75%, 09/13/2030	EUR	230	273
Reg. S, 3.63%, 03/14/2042	EUR	2,025	2,406
3.75%, 11/15/2029		145	145
Reg. S, 3.88%, 06/08/2037	GBP	3,000	3,663
4.38%, 03/19/2027		200	202
4.63%, 02/12/2035		190	197
5.00%, 04/15/2039	GBP	3,500	4,694
Series 1981, 2.63%, 03/15/2035	EUR	40	46
FMS Wertmanagement, (Germany), Reg. S, 0.38%, 04/29/2030	EUR	1,200	1,274
Inter-American Development Bank, (Supranational),
0.88%, 04/20/2026		200	197
2.38%, 08/03/2029	GBP	1,000	1,260
3.63%, 09/17/2031		145	143
6.75%, 07/15/2027		700	732
International Development Association, (Supranational),
Reg. S, 0.00%, 10/19/2026	EUR	1,000	1,148
Reg. S, 0.35%, 04/22/2036	EUR	3,500	3,079
Reg. S, 0.70%, 01/17/2042	EUR	1,000	769
International Finance Corp., (Supranational),
SUB, 1.50%, 05/15/2026		150	149
SUB, 2.50%, 03/15/2026		10	10
North American Development Bank, (Supranational), Reg. S, 0.20%, 11/28/2028	CHF	200	248

			83,411

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 3.88%, 07/23/2042	GBP	140	149
Reg. S, 4.00%, 09/12/2033	GBP	300	371
Reg. S, 4.00%, 04/07/2064	GBP	300	283
4.65%, 12/19/2031	GBP	500	659

			1,462

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	1,560	1,493
UK Municipal Bonds Agency Finance Co. DAC, (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	47

			1,540

Total Government			86,413

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Industrial — 1.1%
Aerospace/Defense — 0.2%
Airbus SE, (Netherlands), Reg. S, 1.38%, 05/13/2031	EUR	2,500	2,714
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,189
Boeing Co. (The),
2.20%, 02/04/2026		3,000	2,977
3.45%, 11/01/2028		10	10
5.71%, 05/01/2040		2,345	2,393
5.81%, 05/01/2050		50	50
6.30%, 05/01/2029		20	21
6.39%, 05/01/2031		30	33
6.53%, 05/01/2034		112	124
7.01%, 05/01/2064		1,319	1,525
GE Capital International Funding Co. Unlimited Co., (Ireland), 4.42%, 11/15/2035		200	196
General Dynamics Corp.,
2.25%, 06/01/2031		36	32
4.25%, 04/01/2040		2	2
General Electric Co.,
1.50%, 05/17/2029	EUR	2,272	2,568
2.13%, 05/17/2037	EUR	2,000	2,020
Hexcel Corp.,
4.20%, 02/15/2027		25	25
5.88%, 02/26/2035		33	34
L3Harris Technologies, Inc., 5.40%, 07/31/2033		1,600	1,668
Lockheed Martin Corp., 4.70%, 12/15/2031		80	82
MTU Aero Engines AG, (Germany), Reg. S, 3.88%, 09/18/2031	EUR	5,785	7,050
Northrop Grumman Corp., 5.25%, 07/15/2035		65	67
RTX Corp., 6.40%, 03/15/2054		57	64
Safran SA, (France), Reg. S, 0.75%, 03/17/2031	EUR	5,700	6,003
Thales SA, (France), Reg. S, 1.00%, 05/15/2028	EUR	1,900	2,152

			32,999

Building Materials — 0.1%
Carlisle Cos., Inc., 5.55%, 09/15/2040		13	13
Carrier Global Corp., 4.13%, 05/29/2028	EUR	1,600	1,948
CRH America Finance, Inc., 5.50%, 01/09/2035		200	209
CRH Finance UK plc, (United Kingdom), Reg. S, 4.13%, 12/02/2029	GBP	1,500	1,974
Eagle Materials, Inc., 2.50%, 07/01/2031		61	55
Heidelberg Materials AG, (Germany), Reg. S, 3.75%, 05/31/2032	EUR	295	358
Heidelberg Materials Finance Luxembourg SA, (Luxembourg), Reg. S, 3.00%, 07/10/2030	EUR	1,070	1,255
Holcim Sterling Finance Netherlands BV, (Netherlands), Reg. S, 2.25%, 04/04/2034	GBP	1,900	2,013
Johnson Controls International plc / Tyco Fire & Security Finance SCA, (Ireland), 3.13%, 12/11/2033	EUR	1,000	1,144
Kingspan Securities Ireland DAC, (Ireland), Reg. S, 3.50%, 10/31/2031	EUR	3,850	4,523
Lennox International, Inc., 5.50%, 09/15/2028		49	51

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Building Materials — continued
Martin Marietta Materials, Inc.,
3.20%, 07/15/2051		16	11
5.15%, 12/01/2034		730	745
5.50%, 12/01/2054		25	25
Owens Corning, 3.95%, 08/15/2029		500	494
Trane Technologies Financing Ltd., (Ireland), 4.50%, 03/21/2049		5	4
Vulcan Materials Co., 3.50%, 06/01/2030		60	58

			14,880

Electrical Components & Equipment — 0.1%
ABB Finance BV, (Netherlands),
Reg. S, 0.00%, 01/19/2030	EUR	635	662
Reg. S, 3.38%, 01/16/2031	EUR	2,657	3,186
Reg. S, 3.38%, 01/15/2034	EUR	3,100	3,672
Legrand SA, (France), Reg. S, 3.63%, 03/19/2035	EUR	5,000	5,960
Signify NV, (Netherlands), Reg. S, 2.38%, 05/11/2027	EUR	175	205

			13,685

Electronics — 0.1%
Amphenol Corp., 3.13%, 06/16/2032	EUR	4,200	4,902
Assa Abloy AB, (Sweden), Reg. S, 4.13%, 09/13/2035	EUR	250	309
Fortive Corp., 3.70%, 08/15/2029	EUR	2,600	3,132
Honeywell International, Inc.,
1.75%, 09/01/2031		145	126
4.13%, 11/02/2034	EUR	3,700	4,506
4.70%, 02/01/2030		90	92
5.25%, 03/01/2054		73	70
5.35%, 03/01/2064		18	17
Hubbell, Inc., 2.30%, 03/15/2031		59	53
Jabil, Inc.,
1.70%, 04/15/2026		20	20
5.45%, 02/01/2029		40	41
Keysight Technologies, Inc., 4.95%, 10/15/2034		50	50
Trimble, Inc., 6.10%, 03/15/2033		161	173
Tyco Electronics Group SA, (Luxembourg), 5.00%, 05/09/2035		220	223

			13,714

Engineering & Construction — 0.1%
Aena SME SA, (Spain), Reg. S, 4.25%, 10/13/2030	EUR	200	247
Aeroports de Paris SA, (France),
Reg. S, 1.00%, 01/05/2029	EUR	500	555
Reg. S, 1.13%, 06/18/2034	EUR	200	193
Reg. S, 1.50%, 07/02/2032	EUR	900	942
Reg. S, 2.13%, 10/02/2026	EUR	100	117
Reg. S, 2.75%, 06/05/2028	EUR	100	118
Reg. S, 3.38%, 05/16/2031	EUR	100	119
Reg. S, 3.50%, 03/20/2033	EUR	400	472
Reg. S, 3.75%, 03/20/2036	EUR	200	238
Bouygues SA, (France), Reg. S, 3.25%, 06/30/2037	EUR	2,500	2,808
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	400	419
Ferrovial SE, (Netherlands), Reg. S, 4.38%, 09/13/2030	EUR	1,600	1,990

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — continued
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	347
Reg. S, 6.45%, 12/10/2031	GBP	225	322
Reg. S, 6.75%, 12/03/2026	GBP	150	207
HOCHTIEF AG, (Germany),
Reg. S, 0.63%, 04/26/2029	EUR	125	136
Reg. S, 4.25%, 05/31/2030	EUR	4,501	5,538
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		950	1,003
Royal Schiphol Group NV, (Netherlands),
Reg. S, 0.38%, 09/08/2027	EUR	300	339
Reg. S, 0.75%, 04/22/2033	EUR	200	195
Reg. S, 0.88%, 09/08/2032	EUR	400	403
Reg. S, 3.38%, 09/17/2036	EUR	390	449

			17,157

Environmental Control — 0.0% (g)
Orano SA, (France),
Reg. S, 2.75%, 03/08/2028	EUR	200	234
Reg. S, 4.00%, 03/12/2031	EUR	200	242
Reg. S, 5.38%, 05/15/2027	EUR	200	244
Republic Services, Inc., 5.00%, 04/01/2034		70	72
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	188
3.20%, 06/01/2032		10	9
4.20%, 01/15/2033		20	19
Waste Management, Inc.,
2.00%, 06/01/2029		4	4
4.63%, 02/15/2033		19	19
4.65%, 03/15/2030		65	66
4.95%, 07/03/2031		130	135
5.35%, 10/15/2054		60	59

			1,291

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc., 3.10%, 05/01/2050		10	7

Machinery - Construction & Mining — 0.1%
Eaton Capital ULC, (Ireland),
Reg. S, 0.58%, 03/08/2030	EUR	484	515
Reg. S, 3.80%, 05/21/2036	EUR	4,591	5,454
Siemens Energy Finance BV, (Netherlands), Reg. S, 4.25%, 04/05/2029	EUR	1,300	1,590

			7,559

Machinery - Diversified — 0.0% (g)
Highland Holdings Sarl, (Luxembourg), 2.88%, 11/19/2027	EUR	2,400	2,834
IDEX Corp., 4.95%, 09/01/2029		660	675
Ingersoll Rand, Inc., 5.40%, 08/14/2028		230	238
Nordson Corp., 5.60%, 09/15/2028		95	98
Regal Rexnord Corp., 6.05%, 02/15/2026		620	623
Weir Group, Inc., 5.35%, 05/06/2030 (e)		600	617
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034		53	56

			5,141

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Miscellaneous Manufacturers — 0.2%
3M Co., 1.75%, 05/15/2030	EUR	2,455	2,730
Alfa Laval Treasury International AB, (Sweden), Reg. S, 3.13%, 09/18/2031	EUR	2,050	2,390
Eaton Corp., 4.15%, 11/02/2042		38	33
Illinois Tool Works, Inc.,
3.25%, 05/17/2028	EUR	2,100	2,507
3.38%, 05/17/2032	EUR	4,100	4,880
Parker-Hannifin Corp., 2.90%, 03/01/2030	EUR	3,329	3,894
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	2,010
Siemens Financieringsmaatschappij NV, (Netherlands), Reg. S, 4.00%, 05/27/2045	EUR	1,100	1,285
Teledyne Technologies, Inc., 1.60%, 04/01/2026		20	20
Textron, Inc.,
2.45%, 03/15/2031		1,000	901
5.50%, 05/15/2035		7	7

			20,657

Packaging & Containers — 0.0% (g)
Berry Global, Inc., 5.50%, 04/15/2028		615	632

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030		545	562

Transportation — 0.2%
bpost SA, (Belgium),
Reg. S, 3.29%, 10/16/2029	EUR	600	713
Reg. S, 3.48%, 06/19/2032	EUR	300	354
Brambles Finance plc, (United Kingdom), Reg. S, 4.25%, 03/22/2031	EUR	659	815
Burlington Northern Santa Fe LLC,
4.15%, 04/01/2045		10	9
4.55%, 09/01/2044		160	144
4.95%, 09/15/2041		700	673
5.20%, 04/15/2054		900	863
5.40%, 06/01/2041		20	20
Canadian National Railway Co., (Canada),
2.45%, 05/01/2050		370	223
6.13%, 11/01/2053		400	440
CSX Corp., 4.90%, 03/15/2055		10	9
Deutsche Bahn AG, (Germany),
Reg. S, 0.35%, 09/29/2031	EUR	700	715
Reg. S, 0.38%, 06/23/2029	EUR	200	218
Reg. S, 0.50%, 04/09/2027	EUR	140	160
Reg. S, 0.63%, 09/26/2028	EUR	200	222
Reg. S, 0.63%, 04/15/2036	EUR	350	312
Reg. S, 0.63%, 12/08/2050	EUR	200	114
Reg. S, 0.75%, 07/16/2035	EUR	200	186
Reg. S, 0.88%, 07/11/2031	EUR	200	211

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
Reg. S, 0.88%, 06/23/2039	EUR	200	166
Reg. S, 1.00%, 12/17/2027	EUR	300	342
Reg. S, 1.13%, 12/18/2028	EUR	300	337
Reg. S, 1.13%, 05/29/2051	EUR	412	265
Reg. S, 1.38%, 03/28/2031	EUR	200	218
Reg. S, 1.38%, 04/16/2040	EUR	250	219
Reg. S, 1.50%, 12/08/2032	EUR	200	216
Reg. S, 1.63%, 11/06/2030	EUR	200	223
Reg. S, 1.63%, 08/16/2033	EUR	89	95
Reg. S, 1.88%, 05/24/2030	EUR	300	341
1.99%, 07/08/2030	AUD	200	117
Reg. S, 2.75%, 03/19/2029	EUR	200	237
Reg. S, 3.25%, 05/19/2033	EUR	300	360
Reg. S, 3.38%, 04/24/2034	EUR	500	602
Reg. S, 3.50%, 09/20/2027	EUR	650	780
Reg. S, 3.63%, 12/18/2037	EUR	293	351
Reg. S, 3.75%, 10/29/2025	AUD	1,000	662
Reg. S, 3.88%, 10/13/2042	EUR	100	120
Reg. S, 4.00%, 11/23/2043	EUR	300	365
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,500	1,646
East Japan Railway Co., (Japan), Reg. S, 4.50%, 01/25/2036	GBP	2,000	2,498
FedEx Corp., 5.25%, 05/15/2050 (e)		55	50
Ferrovie dello Stato Italiane SpA, (Italy),
Reg. S, 0.38%, 03/25/2028	EUR	300	334
Reg. S, 3.38%, 06/24/2032	EUR	300	353
Reg. S, 4.13%, 05/23/2029	EUR	300	367
Reg. S, 4.50%, 05/23/2033	EUR	200	250
Hamburger Hochbahn AG, (Germany), Reg. S, 0.13%, 02/24/2031	EUR	1,400	1,414
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	400	423
Reg. S, 0.38%, 09/17/2027	EUR	100	113
Reg. S, 0.63%, 01/18/2036	EUR	200	175
Reg. S, 1.00%, 09/17/2034	EUR	500	474
Reg. S, 1.38%, 04/21/2032	EUR	1,300	1,360
Reg. S, 1.45%, 11/30/2028	EUR	300	339
Reg. S, 2.63%, 09/14/2028	EUR	200	235
Reg. S, 3.13%, 03/14/2033	EUR	200	232
Reg. S, 3.75%, 06/12/2030	EUR	200	243
Reg. S, 4.00%, 06/12/2035	EUR	400	487
Network Rail Infrastructure Finance plc, (United Kingdom),
Reg. S, 4.38%, 12/09/2030	GBP	390	525
4.75%, 11/29/2035	GBP	500	661
Norfolk Southern Corp., 5.95%, 03/15/2064		660	698
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	378
3.00%, 10/24/2033	EUR	500	590
Reg. S, 3.38%, 05/18/2032	EUR	400	485

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
Series 30, Reg. S, 3.50%, 10/19/2026	EUR	280	333
Poste Italiane SpA, (Italy), Reg. S, 0.50%, 12/10/2028	EUR	200	219
TOTE Maritime Alaska LLC, Series 45689, 6.37%, 04/15/2028		1,978	2,027
Transdev Group SA, (France), Reg. S, 3.85%, 05/21/2032	EUR	200	237
United Parcel Service, Inc.,
5.25%, 05/14/2035		28	29
5.95%, 05/14/2055		19	20
VR-Yhtymae OYJ, (Finland), Reg. S, 2.38%, 05/30/2029	EUR	100	115

			29,727

Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp.,
4.40%, 07/01/2027 (e)		730	732
5.55%, 05/01/2028 (e)		1,135	1,169
5.75%, 05/24/2026 (e)		860	867
6.05%, 08/01/2028 (e)		660	689

			3,457

Total Industrial			161,468

Technology — 0.2%
Computers — 0.0% (g)
Accenture Capital, Inc.,
3.90%, 10/04/2027		130	130
4.25%, 10/04/2031		65	65
4.50%, 10/04/2034		595	587
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		62	57
Apple, Inc.,
2.55%, 08/20/2060		5	3
2.85%, 08/05/2061		20	12
3.75%, 09/12/2047		1,000	803
CGI, Inc., (Canada),
1.45%, 09/14/2026		60	58
4.95%, 03/14/2030 (e)		45	46
Fortinet, Inc., 2.20%, 03/15/2031		20	18
IBM International Capital Pte Ltd., (Singapore), 5.25%, 02/05/2044		100	98
International Business Machines Corp.,
1.20%, 02/11/2040	EUR	169	140
1.25%, 02/09/2034	EUR	1,000	991
4.00%, 06/20/2042		82	70
6.50%, 01/15/2028		40	42
Leidos, Inc.,
5.40%, 03/15/2032		10	10
5.50%, 03/15/2035		50	52
Teledyne FLIR LLC, 2.50%, 08/01/2030		80	73

			3,255

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		985	966
3.25%, 02/15/2029		68	65

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Office/Business & Equipment — continued
3.28%, 12/01/2028		113	109
3.57%, 12/01/2031		172	161
4.25%, 04/01/2028		12	12
5.10%, 03/01/2030		760	774

			2,087

Semiconductors — 0.1%
Analog Devices, Inc.,
2.10%, 10/01/2031		45	40
3.45%, 06/15/2027		30	30
Broadcom, Inc.,
3.14%, 11/15/2035 (e) (jj)		3,235	2,799
3.19%, 11/15/2036 (e)		795	679
4.80%, 02/15/2036		930	927
5.05%, 07/12/2029		1,605	1,653
Foundry JV Holdco LLC, 6.20%, 01/25/2037 (e)		1,640	1,752
Intel Corp.,
4.10%, 05/11/2047		660	516
4.88%, 02/10/2028		30	30
4.90%, 08/05/2052		260	224
5.60%, 02/21/2054		235	226
5.70%, 02/10/2053		140	135
Micron Technology, Inc.,
5.80%, 01/15/2035		86	91
6.05%, 11/01/2035		175	187
NVIDIA Corp., 2.00%, 06/15/2031		15	13
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational),
3.40%, 05/01/2030		1,000	959
3.88%, 06/18/2026		590	589
4.30%, 06/18/2029		16	16
Texas Instruments, Inc., 2.70%, 09/15/2051		30	19

			10,885

Software — 0.1%
Adobe, Inc., 2.30%, 02/01/2030		28	26
Atlassian Corp., 5.50%, 05/15/2034		45	47
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031		165	149
Electronic Arts, Inc., 1.85%, 02/15/2031		17	16
Fidelity National Information Services, Inc.,
2.00%, 05/21/2030	EUR	250	280
3.10%, 03/01/2041		80	60
Fiserv, Inc.,
3.00%, 07/01/2031	GBP	1,000	1,212
3.50%, 07/01/2029		170	165
4.40%, 07/01/2049		87	72
5.25%, 08/11/2035		685	693
5.60%, 03/02/2033		860	901
5.63%, 08/21/2033		1,060	1,113

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
Microsoft Corp.,
2.50%, 09/15/2050		10	6
2.53%, 06/01/2050		1,105	699
MSCI, Inc., 5.25%, 09/01/2035		102	103
Oracle Corp.,
2.65%, 07/15/2026		30	30
2.95%, 04/01/2030		85	80
3.60%, 04/01/2050		885	623
3.65%, 03/25/2041		91	73
3.85%, 07/15/2036		280	249
3.85%, 04/01/2060		14	10
3.95%, 03/25/2051		250	186
4.50%, 07/08/2044		10	8
4.70%, 09/27/2034		110	107
5.25%, 02/03/2032		90	93
5.50%, 08/03/2035		40	41
5.50%, 09/27/2064		20	18
6.13%, 08/03/2065		20	20
6.25%, 11/09/2032		70	76
6.90%, 11/09/2052		305	339
Roper Technologies, Inc.,
1.75%, 02/15/2031		77	67
2.95%, 09/15/2029		2	2
4.20%, 09/15/2028		37	37
Sage Group plc (The), (United Kingdom), Reg. S, 1.63%, 02/25/2031	GBP	2,000	2,275
SAP SE, (Germany),
Reg. S, 0.38%, 05/18/2029	EUR	7,000	7,616
Reg. S, 1.38%, 03/13/2030	EUR	200	222
Reg. S, 1.63%, 03/10/2031	EUR	300	332
ServiceNow, Inc., 1.40%, 09/01/2030		5	5
Synopsys, Inc., 5.00%, 04/01/2032		1,106	1,130

			19,181

Total Technology			35,408

Utilities — 1.2%
Electric — 1.0%
A2A SpA, (Italy),
Reg. S, 0.63%, 07/15/2031	EUR	200	203
Reg. S, 1.00%, 07/16/2029	EUR	100	110
Reg. S, 1.00%, 11/02/2033	EUR	200	194
Reg. S, 1.50%, 03/16/2028	EUR	200	230
Reg. S, 1.63%, 10/19/2027	EUR	200	231
Reg. S, 3.63%, 01/30/2035	EUR	400	466
Reg. S, 4.38%, 02/03/2034	EUR	100	123
Reg. S, 4.50%, 09/19/2030	EUR	200	250
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	109
Reg. S, 1.75%, 05/23/2028	EUR	130	149
Reg. S, 3.88%, 01/24/2031	EUR	500	608

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
AEP Texas, Inc.,
4.70%, 05/15/2032		885	883
5.45%, 05/15/2029		510	529
Series I, 2.10%, 07/01/2030		2,600	2,349
AEP Transmission Co. LLC, 5.15%, 04/01/2034		10	10
Alabama Power Co.,
3.00%, 03/15/2052		10	6
3.13%, 07/15/2051		7	5
3.75%, 09/01/2027		30	30
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		475	478
Alliander NV, (Netherlands),
Reg. S, 0.38%, 06/10/2030	EUR	400	420
Reg. S, 0.88%, 06/24/2032	EUR	200	203
Reg. S, 2.63%, 09/09/2027	EUR	600	706
Reg. S, 3.00%, 05/06/2033	EUR	200	230
Reg. S, 3.00%, 10/07/2034	EUR	200	229
Reg. S, 3.25%, 06/13/2028	EUR	600	717
Reg. S, 3.50%, 05/06/2037	EUR	500	581
Alperia SpA, (Italy), Reg. S, 5.70%, 07/05/2028	EUR	100	125
Ameren Illinois Co.,
3.25%, 03/15/2050		1,200	840
5.55%, 07/01/2054		10	10
5.63%, 03/01/2055		40	41
American Electric Power Co., Inc.,
2.30%, 03/01/2030		5	4
(CMT Index 5 Year + 2.68%), 3.88%, 02/15/2062 (aa)		195	189
5.95%, 11/01/2032		10	11
Amprion GmbH, (Germany),
Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,416
Reg. S, 3.97%, 09/22/2032	EUR	800	975
Appalachian Power Co.,
5.65%, 04/01/2034		10	10
Series BB, 4.50%, 08/01/2032		20	20
Series Z, 3.70%, 05/01/2050		5	4
Arizona Public Service Co.,
2.20%, 12/15/2031		10	9
2.60%, 08/15/2029		14	13
3.35%, 05/15/2050		10	7
5.55%, 08/01/2033		1,375	1,438
Atlantic City Electric Co., 4.00%, 10/15/2028		10	10
Baltimore Gas and Electric Co.,
2.90%, 06/15/2050		10	6
5.40%, 06/01/2053		10	10
5.65%, 06/01/2054		10	10
Berkshire Hathaway Energy Co.,
2.85%, 05/15/2051		50	32
4.25%, 10/15/2050		5	4
5.15%, 11/15/2043		6	6

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Black Hills Corp., 2.50%, 06/15/2030		10	9
CenterPoint Energy Houston Electric LLC,
5.30%, 04/01/2053		10	10
Series AD, 2.90%, 07/01/2050		25	16
Series AJ, 4.85%, 10/01/2052		10	9
CenterPoint Energy, Inc.,
(CMT Index 5 Year + 2.59%), 6.70%, 05/15/2055 (aa)		35	36
Series A, (CMT Index 5 Year + 3.25%), 7.00%, 02/15/2055 (aa)		55	57
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	1,425	1,668
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 1.50%, 07/29/2028	EUR	400	453
Reg. S, 2.13%, 07/29/2032	EUR	200	216
Reg. S, 3.75%, 01/17/2036	EUR	300	352
Commonwealth Edison Co.,
3.00%, 03/01/2050		5	3
4.00%, 03/01/2048		5	4
4.35%, 11/15/2045		980	844
Series 131, 2.75%, 09/01/2051		440	273
Series 132, 3.15%, 03/15/2032		60	56
Connecticut Light and Power Co. (The),
4.95%, 08/15/2034		338	342
Series A, 2.05%, 07/01/2031		905	800
Consolidated Edison Co. of New York, Inc.,
3.20%, 12/01/2051		50	34
3.60%, 06/15/2061		20	14
5.20%, 03/01/2033		10	10
6.15%, 11/15/2052		4	4
Series 20A, 3.35%, 04/01/2030		10	10
Series A, 4.13%, 05/15/2049		275	223
Series C, 4.30%, 12/01/2056		740	599
Consumers Energy Co.,
3.75%, 02/15/2050		5	4
4.20%, 09/01/2052		20	16
4.60%, 05/30/2029		10	10
4.70%, 01/15/2030		69	71
Dominion Energy South Carolina, Inc.,
4.60%, 06/15/2043		1,400	1,269
6.25%, 10/15/2053		505	555
Dominion Energy, Inc.,
(CMT Index 5 Year + 2.26%), 6.00%, 02/15/2056 (aa)		50	50
Series B, 4.85%, 08/15/2052		25	22
Series C, (CMT Index 5 Year + 3.20%), 4.35%, 01/15/2027 (x) (aa)		70	69
DTE Electric Co.,
2.95%, 03/01/2050		5	3
3.70%, 03/15/2045		1,100	866
Series B, 3.25%, 04/01/2051		20	14

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
DTE Energy Co.,
2.85%, 10/01/2026		30	30
4.95%, 07/01/2027		560	567
5.05%, 10/01/2035		80	80
Series C, 3.40%, 06/15/2029		19	18
Duke Energy Carolinas LLC,
3.55%, 03/15/2052		10	8
4.95%, 01/15/2033		10	10
5.35%, 01/15/2053		5	5
5.40%, 01/15/2054		85	84
Duke Energy Corp.,
2.45%, 06/01/2030		110	101
3.10%, 06/15/2028	EUR	2,150	2,547
3.50%, 06/15/2051		10	7
3.85%, 06/15/2034	EUR	2,200	2,585
4.50%, 08/15/2032		50	50
5.00%, 08/15/2052		30	27
Duke Energy Florida LLC, 3.00%, 12/15/2051		10	7
Duke Energy Indiana LLC,
5.25%, 03/01/2034		10	10
5.40%, 04/01/2053		25	25
Duke Energy Ohio, Inc.,
4.30%, 02/01/2049		10	8
5.55%, 03/15/2054		20	20
Duke Energy Progress LLC, 4.00%, 04/01/2052		20	16
E.ON International Finance BV, (Netherlands), Reg. S, 5.88%, 10/30/2037	GBP	1,000	1,339
EDP SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	200	232
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	695
Reg. S, 1.00%, 11/29/2033	EUR	500	478
Reg. S, 1.88%, 10/13/2036	EUR	200	191
Reg. S, 2.00%, 12/09/2049	EUR	1,100	779
Reg. S, 3.25%, 05/07/2032	EUR	300	351
Reg. S, 3.75%, 06/05/2027	EUR	800	957
Reg. S, 3.88%, 01/12/2027	EUR	300	358
Reg. S, 4.00%, 05/07/2037	EUR	300	352
Reg. S, 4.13%, 06/17/2031	EUR	1,200	1,471
Reg. S, 4.25%, 01/25/2032	EUR	400	493
Reg. S, 4.38%, 10/12/2029	EUR	500	618
Reg. S, 4.38%, 06/17/2036	EUR	100	122
Reg. S, 4.50%, 11/12/2040	EUR	100	121
Reg. S, 4.63%, 01/25/2043	EUR	400	466
Reg. S, 4.63%, 05/07/2045	EUR	100	115
Reg. S, 4.75%, 10/12/2034	EUR	1,700	2,144
Reg. S, 4.75%, 06/17/2044	EUR	400	470
Reg. S, 5.50%, 03/27/2037	GBP	500	631
Reg. S, 5.63%, 02/21/2033	EUR	200	267

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
5.88%, 07/18/2031	GBP	465	647
Reg. S, 6.00%, 01/23/2114	GBP	600	694
Reg. S, 6.13%, 06/02/2034	GBP	600	825
Elia Group SA, (Belgium), Reg. S, 3.88%, 06/11/2031	EUR	5,200	6,246
Elia Transmission Belgium SA, (Belgium), Reg. S, 3.63%, 01/18/2033	EUR	5,400	6,490
Emera US Finance LP,
2.64%, 06/15/2031		10	9
4.75%, 06/15/2046		105	90
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	111
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.73%), 1.63%, 08/05/2079 (aa)	EUR	100	114
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.95%), 4.50%, 07/28/2055 (aa)	EUR	200	236
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.66%), 5.25%, 01/23/2084 (aa)	EUR	500	623
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	203
Reg. S, 0.50%, 03/01/2033	EUR	97	94
Reg. S, 1.88%, 10/31/2033	EUR	420	446
Reg. S, 3.00%, 05/20/2029	EUR	200	237
Reg. S, 3.50%, 07/24/2028	EUR	120	145
Reg. S, 3.50%, 07/22/2031	EUR	300	360
Reg. S, 3.75%, 11/20/2035	EUR	300	353
Reg. S, 3.85%, 05/23/2030	EUR	400	488
Reg. S, 4.00%, 01/24/2035	EUR	100	120
Reg. S, 4.00%, 07/22/2036	EUR	300	359
Reg. S, 4.05%, 11/22/2029	EUR	200	246
Reg. S, 4.30%, 05/23/2034	EUR	300	371
Reg. S, 6.13%, 07/07/2039	EUR	40	57
Enel Finance International NV, (Netherlands),
Reg. S, SUB, 0.75%, 06/17/2030	EUR	12,655	13,427
3.50%, 04/06/2028 (e)		1,300	1,276
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	100	139
Enexis Holding NV, (Netherlands),
Reg. S, 0.38%, 04/14/2033	EUR	400	380
Reg. S, 0.63%, 06/17/2032	EUR	100	99
Reg. S, 0.75%, 07/02/2031	EUR	334	345
Reg. S, 3.25%, 04/09/2033	EUR	500	590
Reg. S, 3.63%, 06/12/2034	EUR	200	240
Reg. S, 3.63%, 04/09/2037	EUR	200	236
Entergy Arkansas LLC,
2.65%, 06/15/2051		76	46
4.20%, 04/01/2049		10	8
Entergy Corp., (CMT Index 5 Year + 2.67%), 7.13%, 12/01/2054 (aa)		74	77
Entergy Louisiana LLC,
2.35%, 06/15/2032		30	26
3.05%, 06/01/2031		2,073	1,945

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Entergy Texas, Inc.,
4.00%, 03/30/2029		15	15
5.00%, 09/15/2052		19	17
5.55%, 09/15/2054		30	29
ESB Finance DAC, (Ireland),
Reg. S, 1.00%, 07/19/2034	EUR	100	96
Reg. S, 1.13%, 06/11/2030	EUR	100	108
Reg. S, 1.75%, 02/07/2029	EUR	200	228
Reg. S, 1.88%, 06/14/2031	EUR	224	247
Reg. S, 2.13%, 06/08/2027	EUR	100	117
Reg. S, 2.13%, 11/05/2033	EUR	200	214
Reg. S, 3.75%, 01/25/2043	EUR	200	224
Reg. S, 4.00%, 10/03/2028	EUR	400	486
Reg. S, 4.00%, 05/03/2032	EUR	200	245
Reg. S, 4.25%, 03/03/2036	EUR	100	124
Eurogrid GmbH, (Germany),
Reg. S, 3.72%, 04/27/2030	EUR	2,000	2,416
Reg. S, 3.73%, 10/18/2035	EUR	1,400	1,635
Reg. S, 4.06%, 05/28/2037	EUR	1,600	1,906
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	4
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/2030		20	18
Evergy, Inc., (CMT Index 5 Year + 2.56%), 6.65%, 06/01/2055 (aa)		50	51
Eversource Energy,
3.38%, 03/01/2032		40	37
4.60%, 07/01/2027		100	101
5.13%, 05/15/2033		95	96
5.95%, 07/15/2034		95	101
EWE AG, (Germany),
Reg. S, 0.25%, 06/08/2028	EUR	200	220
Reg. S, 0.38%, 10/22/2032	EUR	390	374
Exelon Corp., 2.75%, 03/15/2027		20	20
Fingrid OYJ, (Finland), Reg. S, 3.25%, 03/20/2034	EUR	400	466
FirstEnergy Corp., Series C, 3.40%, 03/01/2050		10	7
Florida Power & Light Co.,
2.45%, 02/03/2032		20	18
2.88%, 12/04/2051		35	23
3.95%, 03/01/2048		500	408
5.15%, 06/15/2029		10	10
5.30%, 04/01/2053		10	10
5.80%, 03/15/2065		276	289
FLUVIUS System Operator CV, (Belgium),
Reg. S, 0.25%, 06/14/2028	EUR	200	220
Reg. S, 0.25%, 12/02/2030	EUR	300	307
Reg. S, 0.63%, 11/24/2031	EUR	100	100
Reg. S, 3.50%, 03/12/2035	EUR	200	232
Reg. S, 3.88%, 03/18/2031	EUR	300	365
Reg. S, 3.88%, 05/09/2033	EUR	3,600	4,349
Reg. S, 3.88%, 05/02/2034	EUR	300	360

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Reg. S, 4.00%, 07/06/2032	EUR	200	244
Fortum OYJ, (Finland),
Reg. S, 2.13%, 02/27/2029	EUR	200	230
Reg. S, 4.50%, 05/26/2033	EUR	300	375
Georgia Power Co.,
4.70%, 05/15/2032		2,350	2,378
5.13%, 05/15/2052		17	16
Series B, 3.70%, 01/30/2050		10	8
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	163
Reg. S, 0.88%, 07/05/2027	EUR	400	456
Reg. S, 1.00%, 04/25/2034	EUR	200	190
Reg. S, 2.50%, 05/25/2029	EUR	200	233
Reg. S, 3.25%, 07/15/2031	EUR	200	236
Reg. S, 4.25%, 04/20/2033	EUR	100	123
Reg. S, 5.20%, 01/29/2028	EUR	200	248
Iberdrola International BV, (Netherlands), Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	2,000	2,242
Ignitis Grupe AB, (Lithuania),
Reg. S, 1.88%, 07/10/2028	EUR	200	226
Reg. S, 2.00%, 05/21/2030	EUR	110	119
Interstate Power and Light Co., 3.50%, 09/30/2049		10	7
ITC Holdings Corp., 4.95%, 09/22/2027 (e)		1,170	1,184
Jersey Central Power & Light Co., 5.10%, 01/15/2035		670	679
Kentucky Utilities Co., 3.30%, 06/01/2050		5	3
MidAmerican Energy Co., 2.70%, 08/01/2052		5	3
Mississippi Power Co., Series B, 3.10%, 07/30/2051		10	7
National Grid Electricity Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	27
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	352
National Grid plc, (United Kingdom),
5.42%, 01/11/2034		10	11
5.81%, 06/12/2033		140	149
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033		30	32
Nevada Power Co., (CMT Index 5 Year + 1.94%), 6.25%, 05/15/2055 (aa)		45	46
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,180	1,077
2.75%, 11/01/2029		5	5
3.00%, 01/15/2052		205	132
4.63%, 07/15/2027		20	20
4.69%, 09/01/2027		835	844
5.05%, 03/15/2030		50	51
5.30%, 03/15/2032		50	52
5.90%, 03/15/2055		620	639
(CMT Index 5 Year + 2.05%), 6.38%, 08/15/2055 (aa)		125	130
NIE Finance plc, (United Kingdom), Reg. S, 5.88%, 12/01/2032	GBP	200	279

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Northern Powergrid Yorkshire plc, (United Kingdom),
Reg. S, 5.13%, 05/04/2035	GBP	150	196
Reg. S, 6.13%, 04/01/2050	GBP	1,300	1,718
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,316
2.60%, 06/01/2051		16	10
5.65%, 06/15/2054		1,500	1,546
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	2,139
2.45%, 12/02/2027 (e)		2,275	2,181
NSTAR Electric Co., 4.55%, 06/01/2052		470	408
Oglethorpe Power Corp., 5.05%, 10/01/2048		10	9
Oklahoma Gas and Electric Co.,
4.15%, 04/01/2047		900	743
5.60%, 04/01/2053		5	5
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		10	7
3.70%, 05/15/2050		5	4
4.30%, 05/15/2028		20	20
Orsted A/S, (Denmark),
Reg. S, 2.25%, 06/14/2028	EUR	1,000	1,152
Reg. S, 5.75%, 04/09/2040	GBP	425	531
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		65	65
3.50%, 08/01/2050		10	7
3.95%, 12/01/2047		900	672
4.40%, 03/01/2032		24	23
4.50%, 07/01/2040		30	26
4.95%, 07/01/2050		800	689
5.25%, 03/01/2052		10	9
5.90%, 10/01/2054		10	10
6.10%, 01/15/2029		29	30
6.10%, 10/15/2055 (w)		10	10
6.75%, 01/15/2053		10	11
PacifiCorp.,
2.90%, 06/15/2052		720	439
3.30%, 03/15/2051		1,750	1,152
4.13%, 01/15/2049		165	128
4.15%, 02/15/2050		110	85
PECO Energy Co.,
2.80%, 06/15/2050		50	32
3.05%, 03/15/2051		435	287
4.60%, 05/15/2052		270	239
4.90%, 06/15/2033		1,640	1,675
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	1,000	1,052
Potomac Electric Power Co., 5.50%, 03/15/2054		5	5
PPL Capital Funding, Inc., 4.13%, 04/15/2030		40	40

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
PPL Electric Utilities Corp.,
4.85%, 02/15/2034		1,015	1,027
5.25%, 05/15/2053		105	102
Public Service Co. of Colorado,
5.25%, 04/01/2053		10	9
5.75%, 05/15/2054		665	677
Series 38, 4.10%, 06/01/2032		20	20
Series 39, 4.50%, 06/01/2052		20	17
Public Service Co. of Oklahoma,
5.20%, 01/15/2035		40	41
5.45%, 01/15/2036		60	61
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		5	4
2.05%, 08/01/2050		10	5
3.00%, 03/01/2051		20	13
3.10%, 03/15/2032		30	28
3.65%, 09/01/2028		10	10
4.65%, 03/15/2033		10	10
4.85%, 08/01/2034		140	141
5.30%, 08/01/2054		6	6
5.45%, 03/01/2054		35	35
Series Q, 5.05%, 03/01/2035		25	26
Puget Energy, Inc.,
2.38%, 06/15/2028		1,030	978
4.22%, 03/15/2032		20	19
Puget Sound Energy, Inc., 5.33%, 06/15/2034		10	10
Redeia Corp. SA, (Spain), Reg. S, 3.38%, 07/09/2032	EUR	3,400	4,017
Resa SA, (Belgium), Reg. S, 3.50%, 05/22/2031	EUR	200	238
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 0.63%, 07/08/2032	EUR	200	197
Reg. S, 0.75%, 01/12/2034	EUR	300	282
Reg. S, 1.13%, 07/08/2040	EUR	200	161
Reg. S, 1.13%, 09/09/2049	EUR	200	122
Reg. S, 1.50%, 09/27/2030	EUR	300	327
Reg. S, 1.88%, 10/23/2037	EUR	300	286
Reg. S, 2.00%, 04/18/2036	EUR	300	302
Reg. S, 2.13%, 09/27/2038	EUR	100	96
Reg. S, 2.63%, 07/08/2029	EUR	300	350
Reg. S, 3.50%, 12/07/2031	EUR	400	479
Reg. S, 3.50%, 04/30/2033	EUR	200	236
Reg. S, 3.50%, 10/02/2036	EUR	100	115
Reg. S, 3.75%, 07/04/2035	EUR	300	355
Reg. S, 3.75%, 04/30/2044	EUR	300	331
Reg. S, 4.00%, 07/08/2045	EUR	200	228
San Diego Gas & Electric Co., 4.15%, 05/15/2048		800	649
Sempra,
(CMT Index 5 Year + 2.63%), 6.38%, 04/01/2056 (aa)		205	210
(CMT Index 5 Year + 2.79%), 6.88%, 10/01/2054 (aa)		46	48

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Southern California Edison Co.,
3.65%, 02/01/2050		355	248
4.00%, 04/01/2047		355	268
4.05%, 03/15/2042		900	722
4.65%, 10/01/2043		500	426
Series 20A, 2.95%, 02/01/2051		875	534
Series C, 4.13%, 03/01/2048		265	203
Southern Co. (The),
5.20%, 06/15/2033		20	20
5.70%, 10/15/2032		10	11
5.70%, 03/15/2034		5	5
Series 21-A, (CMT Index 5 Year + 2.92%), 3.75%, 09/15/2051 (aa)		10	10
Series A, 3.70%, 04/30/2030		15	15
Southwestern Electric Power Co.,
5.30%, 04/01/2033		20	20
Series N, 1.65%, 03/15/2026		10	10
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	753
6.00%, 06/01/2054		25	26
Series 8, 3.15%, 05/01/2050		20	14
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	114
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	533
Stedin Holding NV, (Netherlands),
Reg. S, 0.50%, 11/14/2029	EUR	300	322
Reg. S, 1.38%, 09/19/2028	EUR	200	226
Reg. S, 2.38%, 06/03/2030	EUR	400	460
Reg. S, 3.38%, 02/12/2037	EUR	400	460
Tampa Electric Co., 4.30%, 06/15/2048		10	8
Tennet Netherlands BV, (Netherlands),
Reg. S, 0.50%, 06/09/2031	EUR	200	207
Reg. S, 0.50%, 11/30/2040	EUR	200	153
Reg. S, 0.88%, 06/03/2030	EUR	120	130
Reg. S, 0.88%, 06/16/2035	EUR	300	286
Reg. S, 1.13%, 06/09/2041	EUR	300	251
Reg. S, 1.25%, 10/24/2033	EUR	200	206
Reg. S, 1.38%, 06/05/2028	EUR	300	343
Reg. S, 1.38%, 06/26/2029	EUR	100	113
Reg. S, 1.50%, 06/03/2039	EUR	200	187
Reg. S, 1.63%, 11/17/2026	EUR	450	525
Reg. S, 1.88%, 06/13/2036	EUR	200	207
Reg. S, 2.00%, 06/05/2034	EUR	100	108
Reg. S, 2.13%, 11/17/2029	EUR	200	231
Reg. S, 2.75%, 05/17/2042	EUR	200	212
Reg. S, 3.88%, 10/28/2028	EUR	200	243
Reg. S, 4.25%, 04/28/2032	EUR	200	250
Reg. S, 4.50%, 10/28/2034	EUR	500	637
Reg. S, 4.75%, 10/28/2042	EUR	300	388

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	26
3.25%, 05/01/2051		10	7
5.20%, 09/15/2034		1,220	1,241
Union Electric Co.,
2.15%, 03/15/2032		40	35
3.90%, 04/01/2052		30	24
5.13%, 03/15/2055		30	28
5.20%, 04/01/2034		65	67
Verbund AG, (Austria), Reg. S, 0.90%, 04/01/2041	EUR	300	238
Virginia Electric and Power Co.,
3.30%, 12/01/2049		10	7
5.05%, 08/15/2034		273	277
5.65%, 03/15/2055		10	10
Series B, 3.80%, 09/15/2047		10	8
Series C, 4.63%, 05/15/2052		10	8
Wisconsin Power and Light Co., 3.00%, 07/01/2029		10	10
Wisconsin Public Service Corp., 3.30%, 09/01/2049		15	11
Xcel Energy, Inc., 1.75%, 03/15/2027		10	10
Zapadoslovenska Energetika A/S, (Slovakia), Reg. S, 1.75%, 03/02/2028	EUR	100	114

			154,137

Gas — 0.2%
APA Infrastructure Ltd., (Australia), Reg. S, 2.00%, 07/15/2030	EUR	1,000	1,114
Atmos Energy Corp.,
1.50%, 01/15/2031		1,600	1,389
2.63%, 09/15/2029		5	5
2.85%, 02/15/2052		5	3
3.38%, 09/15/2049		200	144
5.75%, 10/15/2052		10	10
Boston Gas Co., 5.84%, 01/10/2035 (e)		715	754
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,725	1,596
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028		20	21
Centrica plc, (United Kingdom), Reg. S, 4.25%, 09/12/2044	GBP	1,000	1,035
GAS Networks Ireland, (Ireland), Reg. S, 3.25%, 09/12/2030	EUR	200	237
Italgas SpA, (Italy), Reg. S, 1.00%, 12/11/2031	EUR	1,125	1,154
National Fuel Gas Co., 5.95%, 03/15/2035		130	136
National Gas Transmission plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,794
Naturgy Finance Iberia SA, (Spain), Reg. S, 1.88%, 10/05/2029	EUR	1,000	1,136
Nederlandse Gasunie NV, (Netherlands),
Reg. S, 0.38%, 10/03/2031	EUR	200	201
Reg. S, 0.75%, 10/13/2036	EUR	100	87
Reg. S, 3.38%, 07/11/2034	EUR	200	233
Reg. S, 3.50%, 04/23/2035	EUR	200	235
Reg. S, 3.88%, 04/29/2044	EUR	200	232

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
NiSource, Inc.,
3.49%, 05/15/2027		10	10
3.60%, 05/01/2030		5	5
4.38%, 05/15/2047		5	4
5.00%, 06/15/2052		10	9
5.40%, 06/30/2033		10	11
(CMT Index 5 Year + 2.53%), 6.38%, 03/31/2055 (aa)		60	62
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,399
3.35%, 06/01/2050		5	4
5.05%, 05/15/2052		570	517
Southern California Gas Co.,
5.05%, 09/01/2034		865	880
6.00%, 06/15/2055		20	21
Southern Co. Gas Capital Corp.,
5.15%, 09/15/2032 (jj)		2,900	2,976
5.75%, 09/15/2033		10	11
Series 21A, 3.15%, 09/30/2051		5	3
Southern Gas Networks plc, (United Kingdom), 6.38%, 05/15/2040	GBP	825	1,109
Southwest Gas Corp., 4.05%, 03/15/2032		15	14
SPP-Distribucia A/S, (Slovakia), Reg. S, 1.00%, 06/09/2031	EUR	200	204
Vier Gas Transport GmbH, (Germany),
Reg. S, 0.50%, 09/10/2034	EUR	1,200	1,084
Reg. S, 3.38%, 11/11/2031	EUR	2,700	3,172
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	825	654

			23,665

Water — 0.0% (g)
American Water Capital Corp.,
4.15%, 06/01/2049		10	8
4.45%, 06/01/2032		40	40
Essential Utilities, Inc.,
2.40%, 05/01/2031		10	9
5.38%, 01/15/2034		10	10
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	825	1,078
Reg. S, 5.13%, 01/23/2042	GBP	1,000	1,144
Reg. S, 5.63%, 04/29/2033	GBP	425	567
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	951
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	700	820
Reg. S, 5.38%, 03/10/2028	GBP	2,425	3,287

			7,914

Total Utilities			185,716

Total Corporate Bonds (Cost $2,026,818)			2,102,526

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — 62.7%
Banks — 5.5%
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.00%, 10/28/2027	EUR	800	896
Reg. S, 0.01%, 11/25/2028	EUR	900	976
Reg. S, 0.13%, 09/29/2031	EUR	300	295
Reg. S, 0.25%, 06/29/2029	EUR	1,400	1,501
Reg. S, 0.38%, 05/25/2036	EUR	900	749
Reg. S, 0.50%, 05/25/2030	EUR	1,400	1,476
Reg. S, 0.50%, 05/31/2035	EUR	100	88
Reg. S, 1.00%, 01/31/2028	EUR	1,600	1,820
Reg. S, 1.13%, 03/02/2037	EUR	600	532
Reg. S, 1.38%, 07/05/2032	EUR	100	104
Reg. S, 1.50%, 10/31/2034	EUR	900	893
Reg. S, 1.63%, 05/25/2032	EUR	200	213
Reg. S, 2.75%, 09/30/2030	EUR	500	582
Reg. S, 2.88%, 01/21/2030	EUR	1,300	1,529
Reg. S, 3.00%, 01/17/2034	EUR	1,100	1,251
Reg. S, 3.38%, 05/25/2033	EUR	900	1,057
Reg. S, 3.50%, 02/25/2033	EUR	200	238
Reg. S, 3.63%, 01/20/2035	EUR	700	824
Reg. S, 3.75%, 02/15/2027	EUR	800	958
Reg. S, 3.88%, 04/03/2040	EUR	400	462
Agricultural Development Bank of China, (China),
2.83%, 08/11/2029	CNY	21,000	3,057
2.87%, 05/14/2027	CNY	44,200	6,323
2.91%, 02/21/2029	CNY	18,000	2,619
3.48%, 02/04/2028	CNY	10,400	1,519
Reg. S, 3.80%, 10/27/2030	CNH	14,350	2,186
Series 1806, 4.65%, 05/11/2028	CNY	38,100	5,741
Series 1901, 3.75%, 01/25/2029	CNY	88,500	13,207
Series 1906, 3.74%, 07/12/2029	CNY	69,900	10,494
Series 2004, 2.96%, 04/17/2030	CNY	129,000	18,981
Series 2010, 3.79%, 10/26/2030	CNY	17,500	2,683
Series 2105, 3.52%, 05/24/2031	CNY	38,600	5,868
Series 2110, 3.30%, 11/05/2031	CNY	142,200	21,489
Series 2205, 3.06%, 06/06/2032	CNY	53,100	7,953
Series 2207, 2.50%, 08/24/2027	CNY	54,200	7,723
Series 2210, 2.97%, 10/14/2032	CNY	119,800	17,896
Series 2301, 3.01%, 03/16/2030	CNY	44,900	6,609
Series 2302, 3.10%, 02/27/2033	CNY	105,700	15,942
Series 2303, 2.90%, 03/08/2028	CNY	172,400	24,860
Series 2307, 2.63%, 06/07/2028	CNY	141,700	20,351
Series 2310, 2.83%, 06/16/2033	CNY	74,800	11,100
Series 2315, 2.57%, 09/13/2028	CNY	17,000	2,443
Series 2320, 2.85%, 10/20/2033	CNY	31,400	4,685
Series 2403, 2.12%, 03/12/2027	CNY	12,000	1,696
Series 2405, 2.22%, 04/09/2029	CNY	96,600	13,758
Series 2410, 2.47%, 04/02/2034	CNY	45,400	6,592
Series 2420, 2.30%, 07/04/2034	CNY	62,500	8,963

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Banks — continued
Series 2430, 2.09%, 09/26/2034	CNY	24,500	3,458
Series 2503, 1.32%, 01/07/2028	CNY	53,000	7,376
Series 2505, 1.40%, 01/07/2030	CNY	70,600	9,734
Series 2510, 1.66%, 01/09/2035	CNY	21,600	2,934
Series 2513, 1.59%, 04/15/2028	CNY	11,300	1,581
Series 2520, 1.78%, 05/15/2035	CNY	58,800	8,090
Bangko Sentral ng Pilipinas International Bond, (Philippines), Series A, 8.60%, 06/15/2027		300	320
Banque et Caisse d’Epargne de l’Etat, (Luxembourg), Reg. S, (EURIBOR 3 Month + 0.80%), 3.25%, 03/19/2031 (aa)	EUR	200	238
BNG Bank NV, (Netherlands),
Zero Coupon, 04/05/2028	CAD	1,000	673
Reg. S, 0.00%, 01/20/2031	EUR	200	205
Reg. S, 0.01%, 10/05/2032	EUR	500	483
Reg. S, 0.10%, 01/15/2030	EUR	1,750	1,855
Reg. S, 0.13%, 04/19/2033	EUR	700	671
Reg. S, 0.13%, 07/09/2035	EUR	980	866
Reg. S, 0.25%, 11/22/2036	EUR	2,070	1,769
Reg. S, 0.63%, 06/19/2027	EUR	1,250	1,430
Reg. S, 0.75%, 01/11/2028	EUR	1,260	1,431
Reg. S, 0.75%, 01/24/2029	EUR	650	724
Reg. S, 0.81%, 06/28/2049	EUR	200	127
Reg. S, 0.88%, 10/17/2035	EUR	1,060	1,008
Reg. S, 0.88%, 10/24/2036	EUR	400	369
Reg. S, 1.25%, 03/30/2037	EUR	200	191
Reg. S, 1.50%, 03/29/2038	EUR	190	182
Reg. S, 1.50%, 07/15/2039	EUR	670	626
Reg. S, 1.88%, 07/13/2032	EUR	820	908
Reg. S, 2.50%, 05/21/2030	EUR	800	937
Reg. S, 2.75%, 10/04/2027	EUR	2,910	3,454
Reg. S, 2.75%, 04/05/2029	EUR	300	356
Reg. S, 2.75%, 01/11/2034	EUR	500	580
Reg. S, 2.75%, 08/28/2034	EUR	430	495
Reg. S, 2.88%, 06/11/2031	EUR	800	949
Reg. S, 2.88%, 02/26/2035	EUR	550	635
Reg. S, 3.00%, 02/23/2028	EUR	600	717
Reg. S, 3.00%, 04/23/2030	EUR	500	598
Reg. S, 3.00%, 01/11/2033	EUR	900	1,067
Reg. S, 3.25%, 08/29/2033	EUR	550	662
Reg. S, 3.38%, 04/02/2040	EUR	300	350
Reg. S, 3.50%, 09/27/2038	EUR	100	120
Caisse des Depots et Consignations, (France),
Reg. S, 0.75%, 09/18/2028	EUR	200	224
Reg. S, 3.00%, 11/25/2027	EUR	400	477
Reg. S, 3.00%, 05/25/2028	EUR	400	477
Reg. S, 3.00%, 05/25/2029	EUR	400	476
3.06%, 10/09/2030	EUR	200	234
Reg. S, 3.13%, 05/25/2033	EUR	200	232
Reg. S, 3.13%, 05/25/2035	EUR	400	454

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Banks — continued
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 1.00%, 09/21/2028	EUR	300	336
Reg. S, 2.00%, 04/20/2027	EUR	300	350
Reg. S, 3.38%, 02/11/2032	EUR	500	590
Reg. S, 3.63%, 01/13/2030	EUR	1,000	1,207
Reg. S, 3.88%, 02/13/2029	EUR	300	365
China Development Bank, (China),
Reg. S, 2.95%, 07/19/2027	CNH	15,000	2,143
Reg. S, 3.23%, 11/27/2025	CNH	10,000	1,406
Reg. S, 4.20%, 01/19/2027	CNH	13,000	1,880
Reg. S, 4.30%, 08/02/2032	CNH	7,000	1,118
Reg. S, 4.50%, 11/13/2028	CNH	2,500	378
Series 1605, 3.80%, 01/25/2036	CNY	332,000	54,049
Series 1710, 4.04%, 04/10/2027	CNY	244,900	35,598
Series 1715, 4.24%, 08/24/2027	CNY	26,400	3,881
Series 1810, 4.04%, 07/06/2028	CNY	139,200	20,738
Series 1905, 3.48%, 01/08/2029	CNY	325,200	48,116
Series 1910, 3.65%, 05/21/2029	CNY	286,500	42,797
Series 1915, 3.45%, 09/20/2029	CNY	136,400	20,326
Series 2005, 3.07%, 03/10/2030	CNY	171,200	25,276
Series 2009, 3.39%, 07/10/2027	CNY	28,000	4,050
Series 2010, 3.09%, 06/18/2030	CNY	110,700	16,399
Series 2015, 3.70%, 10/20/2030	CNY	33,500	5,114
Series 2104, 3.40%, 01/08/2028	CNY	23,500	3,424
Series 2105, 3.66%, 03/01/2031	CNY	64,700	9,896
Series 2115, 3.12%, 09/13/2031	CNY	6,000	897
Series 2204, 2.99%, 03/01/2029	CNY	4,000	584
Series 2205, 3.00%, 01/17/2032	CNY	4,600	685
Series 2209, 2.68%, 09/13/2029	CNY	100,000	14,491
Series 2215, 2.96%, 07/18/2032	CNY	120,600	17,969
Series 2220, 2.77%, 10/24/2032	CNY	250,500	36,931
Series 2305, 3.02%, 03/06/2033	CNY	128,700	19,338
Series 2310, 2.82%, 05/22/2033	CNY	299,100	44,325
Series 2315, 2.69%, 09/11/2033	CNY	177,100	26,061
Series 2401, 2.64%, 01/08/2031	CNY	61,300	8,927
Series 2403, 1.80%, 09/02/2027	CNY	17,000	2,391
Series 2405, 2.63%, 01/08/2034	CNY	97,000	14,267
Series 2502, 1.47%, 02/14/2028	CNY	17,000	2,371
Series 2505, 1.57%, 01/03/2035	CNY	40,000	5,412
Development Bank of Japan, Inc., (Japan),
Reg. S, 0.88%, 10/10/2025	EUR	1,000	1,174
4.75%, 11/26/2027	EUR	900	1,110
Series 86, 0.24%, 10/13/2027	JPY	100,000	664
Investitionsbank des Landes Brandenburg, (Germany),
Reg. S, 0.05%, 09/29/2031	EUR	100	100
Reg. S, 2.50%, 03/19/2031	EUR	200	233

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Banks — continued
Reg. S, 3.00%, 06/18/2032	EUR	200	238
Reg. S, 3.25%, 03/13/2030	EUR	200	241
Investitionsbank Schleswig-Holstein, (Germany),
Reg. S, 2.75%, 02/19/2035	EUR	300	344
Reg. S, 2.88%, 02/21/2034	EUR	400	466
Reg. S, 3.25%, 03/10/2031	EUR	300	362
Series 11, Reg. S, 0.01%, 10/17/2029	EUR	200	213
Istituto Per Il Credito Sportivo E Culturale SpA, (Italy), Reg. S, 3.50%, 01/29/2030	EUR	200	238
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	207
2.63%, 09/08/2027	EUR	1,500	1,771
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, (Netherlands), Reg. S, 3.00%, 10/25/2027	EUR	400	477
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 09/08/2031	EUR	930	932
Reg. S, 0.00%, 02/16/2037	EUR	1,000	818
Reg. S, 0.05%, 01/28/2030	EUR	374	395
Reg. S, 0.13%, 05/28/2027	EUR	400	454
Reg. S, 0.13%, 09/03/2035	EUR	500	439
Reg. S, 0.25%, 01/19/2032	EUR	600	603
Reg. S, 0.38%, 09/28/2046	EUR	569	347
Reg. S, 0.63%, 01/18/2027	EUR	1,000	1,152
Reg. S, 0.63%, 02/06/2029	EUR	1,500	1,662
Reg. S, 0.75%, 10/04/2041	EUR	200	154
Reg. S, 1.00%, 03/01/2028	EUR	300	342
Reg. S, 1.25%, 06/07/2032	EUR	670	713
Reg. S, 1.25%, 05/27/2036	EUR	810	789
Reg. S, 1.50%, 04/27/2038	EUR	940	900
Reg. S, 1.50%, 06/15/2039	EUR	310	288
Reg. S, 2.50%, 09/13/2027	EUR	950	1,122
Reg. S, 2.50%, 05/22/2030	EUR	600	703
Reg. S, 2.63%, 01/10/2034	EUR	600	688
Reg. S, 2.75%, 12/17/2029	EUR	600	712
Reg. S, 3.00%, 06/05/2031	EUR	400	477
Reg. S, 3.00%, 04/20/2033	EUR	790	936
Saechsische Aufbaubank-Foerderbank, (Germany), Reg. S, 2.75%, 03/20/2031	EUR	200	235

Total Banks			838,710

Commercial Services — 0.1%
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	200	212
Reg. S, 0.55%, 10/31/2031	EUR	200	202
Reg. S, 0.95%, 04/30/2027	EUR	400	460
Reg. S, 3.13%, 01/31/2030	EUR	700	830
Reg. S, 3.25%, 05/31/2029	EUR	900	1,074
Reg. S, 3.50%, 07/30/2028	EUR	100	120
Reg. S, 3.50%, 07/30/2029	EUR	200	241

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Commercial Services — continued
Reg. S, 3.50%, 04/30/2032	EUR	300	358
Reg. S, 3.63%, 04/30/2035	EUR	300	354
Reg. S, 3.65%, 04/30/2034	EUR	100	119
Reg. S, 3.90%, 04/30/2033	EUR	400	487
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.00%, 07/16/2027	EUR	200	226
Reg. S, 0.10%, 07/09/2029	EUR	700	752
Reg. S, 0.10%, 07/16/2035	EUR	400	352
Reg. S, 0.13%, 06/02/2031	EUR	300	305
Reg. S, 2.13%, 09/13/2028	EUR	200	233
Reg. S, 2.75%, 06/11/2032	EUR	300	351
Reg. S, 2.75%, 06/20/2033	EUR	130	151
Reg. S, 2.75%, 10/02/2034	EUR	200	230
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		800	785

Total Commercial Services			7,842

Diversified Financial Services — 0.1%
CDP Financial, Inc., (Canada),
Reg. S, 1.13%, 04/06/2027	EUR	2,000	2,309
5.60%, 11/25/2039 (e)		250	269
CPPIB Capital, Inc., (Canada),
Reg. S, 0.05%, 02/24/2031	EUR	1,000	1,016
Reg. S, 0.25%, 04/06/2027	EUR	300	342
Reg. S, 0.75%, 07/15/2049	EUR	600	372
Reg. S, 1.63%, 10/22/2071	GBP	2,000	943
OMERS Finance Trust, (Canada),
Reg. S, 2.60%, 05/14/2029	CAD	500	355
Reg. S, 3.13%, 01/25/2029	EUR	500	597
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.10%, 05/19/2028	EUR	100	111
Reg. S, 0.90%, 05/20/2041	EUR	1,650	1,297
Reg. S, 3.30%, 10/05/2029	EUR	800	962
PSP Capital, Inc., (Canada), 3.25%, 07/02/2034 (e)	EUR	2,600	3,062

Total Diversified Financial Services			11,635

Electric — 0.0% (g)
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	258
Series HH, 8.50%, 12/01/2029		1,500	1,754
Series HK, 9.38%, 04/15/2030		500	608
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,500	899

Total Electric			3,519

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Multi-National — 0.1%
International Bank for Reconstruction & Development, (Supranational),
Zero Coupon, 07/15/2029		446	382
Zero Coupon, 11/01/2029		165	140
Zero Coupon, 05/01/2030		250	207
Zero Coupon, 10/31/2030		1,500	1,216
Zero Coupon, 03/11/2031		155	123
Reg. S, 0.20%, 01/21/2061	EUR	1,000	376
0.50%, 06/21/2035	EUR	50	46
0.65%, 02/10/2026		750	741
Reg. S, 0.70%, 10/22/2046	EUR	2,000	1,357
1.00%, 12/21/2029	GBP	2,000	2,366
2.14%, 02/04/2041		1,000	686
(SOFR Compounded Index + 0.26%), 2.33%, 05/31/2026 (aa)		1,000	984
2.95%, 01/16/2035	EUR	6,100	7,150
4.00%, 08/27/2026		80	80
4.63%, 08/01/2028		250	256
4.63%, 01/15/2032		185	192

Total Multi-National			16,302

Municipal — 0.2%
Auckland Council, (New Zealand),
Reg. S, 0.13%, 09/26/2029	EUR	1,000	1,059
Reg. S, 0.25%, 11/17/2031	EUR	600	598
Reg. S, 1.00%, 01/19/2027	EUR	300	347
Reg. S, 1.50%, 11/28/2025	CHF	300	378
Autonomous Community of Catalonia, (Spain), 4.22%, 04/26/2035	EUR	100	120
Autonomous Region of the Azores, (Portugal),
Reg. S, 1.10%, 09/27/2036	EUR	200	177
Reg. S, 2.16%, 04/06/2032	EUR	300	328
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	300	308
Reg. S, 0.45%, 04/30/2032	EUR	400	401
Reg. S, 0.85%, 04/30/2030	EUR	50	54
Reg. S, 1.88%, 07/30/2033	EUR	200	216
Reg. S, 3.25%, 04/30/2035	EUR	300	352
Reg. S, 3.40%, 04/30/2034	EUR	300	359
Reg. S, 3.50%, 04/30/2033	EUR	200	243
Canton of Geneva Switzerland, (Switzerland),
Reg. S, 0.03%, 06/28/2030	CHF	1,250	1,547
Reg. S, 0.40%, 04/28/2036	CHF	300	366
Canton of Zurich, (Switzerland),
Reg. S, 0.00%, 06/23/2028	CHF	800	1,001
Reg. S, 0.00%, 11/10/2033	CHF	700	843
Reg. S, 0.10%, 06/23/2045	CHF	50	54
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	46
City of Montreal Canada, (Canada), 1.75%, 09/01/2030	CAD	500	338
City of Ottawa Ontario, (Canada), 4.45%, 06/04/2033	CAD	200	153

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Municipal — continued
City of Quebec Canada, (Canada),
2.10%, 07/06/2031	CAD	300	202
2.65%, 12/20/2027	CAD	565	405
City of Toronto Canada, (Canada),
2.60%, 09/24/2039	CAD	300	178
2.95%, 04/28/2035	CAD	200	134
Communaute Francaise de Belgique, (Belgium),
0.00%, 06/22/2029	EUR	200	212
Reg. S, 0.25%, 01/23/2030	EUR	300	315
Reg. S, 1.63%, 05/03/2032	EUR	200	214
Reg. S, 3.38%, 06/22/2034	EUR	200	233
Reg. S, 3.75%, 06/22/2033	EUR	100	121
Reg. S, 3.80%, 06/22/2040	EUR	400	457
Comunidad Autonoma de Canarias, (Spain), Reg. S, 0.71%, 10/31/2031	EUR	300	307
Emissionskonsortium der gemeinsamen Landesfoerderinstitute, (Germany), Reg. S, 2.50%, 09/28/2029	EUR	300	351
Junta de Andalucia, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	363	374
Reg. S, 1.38%, 04/30/2029	EUR	30	34
Reg. S, 2.40%, 04/30/2032	EUR	200	226
Reg. S, 3.20%, 04/30/2030	EUR	400	479
Reg. S, 3.25%, 10/31/2033	EUR	200	236
Reg. S, 3.30%, 04/30/2035	EUR	600	700
Reg. S, 3.40%, 04/30/2034	EUR	500	593
Junta de Castilla y Leon, (Spain),
Reg. S, 0.43%, 04/30/2030	EUR	62	65
Reg. S, 2.90%, 04/30/2032	EUR	400	468
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 1.50%, 04/20/2029	NZD	2,000	1,088
Reg. S, 2.00%, 04/15/2037	NZD	250	109
Reg. S, 2.88%, 04/01/2030	EUR	1,500	1,774
3.50%, 04/14/2033	NZD	2,100	1,157
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	1,200	1,228
Region Wallonne Belgium, (Belgium),
Reg. S, 0.38%, 10/22/2031	EUR	100	100
Reg. S, 0.50%, 06/22/2037	EUR	100	81
Reg. S, 1.05%, 06/22/2040	EUR	100	78
Reg. S, 1.25%, 05/03/2034	EUR	200	197
Reg. S, 1.38%, 04/06/2032	EUR	400	420
Reg. S, 2.88%, 01/14/2038	EUR	600	637
Reg. S, 3.00%, 12/06/2030	EUR	2,000	2,353
Reg. S, 3.13%, 06/22/2032	EUR	1,300	1,513
Reg. S, 3.25%, 06/22/2033	EUR	400	466
Reg. S, 3.50%, 06/22/2035	EUR	600	698
Reg. S, 3.50%, 03/15/2043	EUR	400	427
Reg. S, 3.75%, 04/22/2039	EUR	400	459
Reg. S, 3.90%, 06/22/2054	EUR	500	529

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Municipal — continued
State of Lower Austria, (Austria),
Reg. S, 0.00%, 11/16/2035	EUR	300	255
3.13%, 10/30/2036	EUR	100	115
Reg. S, 3.63%, 10/04/2033	EUR	300	365
Ville de Paris, (France),
Reg. S, 0.75%, 11/30/2041	EUR	100	71
Reg. S, 1.38%, 11/20/2034	EUR	300	292
Reg. S, 1.63%, 02/02/2033	EUR	200	209
Reg. S, 1.75%, 05/25/2031	EUR	200	219
3.02%, 10/25/2029	EUR	400	468
Reg. S, 3.50%, 02/05/2036	EUR	200	232
Reg. S, 3.50%, 02/02/2044	EUR	100	106
Reg. S, 3.75%, 05/25/2040	EUR	300	341
Reg. S, 3.75%, 06/22/2048	EUR	300	323
3.88%, 12/29/2025	EUR	600	707
Xunta de Galicia, (Spain),
Reg. S, 0.27%, 07/30/2028	EUR	300	332
Reg. S, 1.45%, 04/30/2029	EUR	200	226
Reg. S, 3.30%, 04/30/2031	EUR	300	360

Total Municipal			33,527

Oil & Gas — 0.0% (g)
Korea National Oil Corp., (South Korea), Reg. S, 0.26%, 07/30/2027	CHF	300	376

Pipelines — 0.0% (g)
Gestion Securite de Stocks Securite SA, (France),
Reg. S, 0.63%, 10/20/2028	EUR	300	332
Reg. S, 1.50%, 10/25/2027	EUR	1,000	1,154
Reg. S, 3.00%, 11/25/2031	EUR	300	349
Reg. S, 3.38%, 06/29/2030	EUR	1,300	1,560
Reg. S, 3.50%, 11/25/2029	EUR	300	361

Total Pipelines			3,756

Regional (State/Province) — 1.9%
Agence France Locale, (France),
Reg. S, 0.00%, 03/20/2031	EUR	300	300
Reg. S, 1.13%, 06/20/2028	EUR	1,000	1,133
Reg. S, 3.00%, 03/20/2030	EUR	600	710
Reg. S, 3.00%, 08/20/2032	EUR	200	231
Reg. S, 3.13%, 03/20/2033	EUR	200	231
Reg. S, 3.13%, 03/20/2034	EUR	900	1,031
Reg. S, 3.25%, 12/20/2031	EUR	400	474
Reg. S, 3.63%, 06/20/2038	EUR	100	114
Australian Capital Territory, (Australia),
Reg. S, 1.75%, 05/17/2030	AUD	400	239
Reg. S, 4.50%, 10/23/2034	AUD	400	256
Reg. S, 5.25%, 10/24/2033	AUD	500	342
Reg. S, 5.25%, 10/23/2036	AUD	600	399

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Regional (State/Province) — continued
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.16%, 07/30/2028	EUR	400	442
Reg. S, 0.42%, 04/30/2030	EUR	161	171
Reg. S, 0.42%, 04/30/2031	EUR	300	310
Reg. S, 1.57%, 04/30/2029	EUR	200	227
Reg. S, 1.72%, 04/30/2032	EUR	110	120
Reg. S, 1.77%, 04/30/2028	EUR	200	232
Reg. S, 2.08%, 03/12/2030	EUR	400	459
Reg. S, 2.49%, 07/30/2030	EUR	300	350
Reg. S, 2.82%, 10/31/2029	EUR	100	119
Reg. S, 3.14%, 04/30/2035	EUR	390	453
Reg. S, 3.17%, 07/30/2029	EUR	600	721
Reg. S, 3.46%, 04/30/2034	EUR	400	480
Reg. S, 3.60%, 04/30/2033	EUR	400	486
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.01%, 06/30/2028	EUR	380	419
Reg. S, 0.01%, 06/03/2030	EUR	500	522
0.01%, 11/05/2035	EUR	70	61
Reg. S, 0.20%, 09/03/2049	EUR	70	36
Reg. S, 0.25%, 02/18/2041	EUR	394	286
0.40%, 11/23/2051	EUR	350	181
Reg. S, 0.80%, 04/11/2034	EUR	800	791
2.38%, 10/02/2029	EUR	200	234
Reg. S, 2.63%, 01/30/2032	EUR	200	234
2.75%, 03/26/2030	EUR	150	178
2.88%, 04/30/2032	EUR	600	710
2.88%, 06/26/2035	EUR	200	233
Series 15Y, Reg. S, 1.20%, 06/03/2033	EUR	300	313
Free State of Bavaria, (Germany),
Reg. S, 0.01%, 01/20/2032	EUR	200	199
Reg. S, 0.01%, 01/18/2035	EUR	352	315
3.00%, 02/19/2055	EUR	300	312
Series 132, Reg. S, 0.03%, 04/03/2028	EUR	270	300
Series 134, Reg. S, 0.01%, 05/07/2029	EUR	600	646
Free State of Saxony, (Germany),
Reg. S, 0.01%, 11/05/2029	EUR	197	209
Reg. S, 2.50%, 02/17/2032	EUR	500	579
2.75%, 03/12/2030	EUR	100	118
Reg. S, 2.88%, 05/15/2034	EUR	200	234
Series 132, Reg. S, 0.01%, 12/17/2035	EUR	210	182
Series 134, Reg. S, 0.01%, 04/29/2031	EUR	100	102
Series 135, Reg. S, 0.40%, 05/12/2036	EUR	300	266
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH, (Germany),
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	251
Series 59, Reg. S, 0.01%, 08/26/2030	EUR	1,000	1,035
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	346	353
Series 62, Reg. S, 1.25%, 05/04/2029	EUR	980	1,103
Series 63, Reg. S, 3.00%, 04/26/2030	EUR	200	239

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Regional (State/Province) — continued
Series 66, Reg. S, 2.63%, 02/27/2030	EUR	400	471
Series #65, Reg. S, 2.50%, 10/24/2031	EUR	550	637
Gemeinsame Deutsche Bundeslaender HB HH RP SL SH, (Germany),
Series 55, Reg. S, 0.75%, 09/25/2028	EUR	400	447
Series 61, Reg. S, 0.01%, 10/08/2027	EUR	500	562
Gemeinsame Deutsche Bundeslaender HB MV RP SL SH, (Germany), Series 64, Reg. S, 2.63%, 02/07/2031	EUR	500	586
Hannoversche Beteiligungsgesellschaft Niedersachsen mbH, (Germany), Reg. S, 0.25%, 07/16/2035	EUR	400	362
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	1,300	1,319
Reg. S, 0.68%, 11/24/2036	EUR	100	85
Reg. S, 1.00%, 05/25/2034	EUR	800	764
Reg. S, 1.28%, 02/14/2042	EUR	100	78
Reg. S, 3.05%, 02/03/2033	EUR	300	346
Reg. S, 3.40%, 05/25/2043	EUR	200	212
Reg. S, 3.45%, 06/25/2049	EUR	500	512
Reg. S, 3.50%, 10/04/2039	EUR	100	111
Reg. S, 3.80%, 05/25/2045	EUR	400	445
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.01%, 02/02/2028	EUR	1,000	1,111
Reg. S, 0.05%, 02/12/2027	EUR	500	570
Reg. S, 0.10%, 09/03/2031	EUR	1,000	995
Series 2022, 2.32%, 06/18/2027	JPY	20,000	138
Kommunekredit, (Denmark),
0.00%, 11/17/2029	EUR	800	848
Reg. S, 2.88%, 01/19/2035	EUR	7,000	8,114
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 0.25%, 11/26/2027	SEK	8,000	815
Reg. S, 3.00%, 06/18/2031	SEK	17,680	1,898
Series 2611, Reg. S, 1.00%, 11/12/2026	SEK	4,000	420
Series 3011, Reg. S, 2.75%, 11/12/2030	SEK	10,000	1,063
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	515
Reg. S, 0.00%, 03/02/2031	EUR	500	509
Reg. S, 0.05%, 09/06/2029	EUR	400	427
Reg. S, 0.05%, 09/10/2035	EUR	300	261
Reg. S, 0.25%, 02/25/2032	EUR	100	100
Reg. S, 0.75%, 09/07/2027	EUR	300	343
Reg. S, 1.25%, 02/23/2033	EUR	600	628
Reg. S, 2.50%, 08/29/2029	EUR	680	800
Reg. S, 2.63%, 12/14/2029	EUR	400	472
Reg. S, 2.63%, 06/14/2032	EUR	100	116
Reg. S, 2.75%, 02/02/2034	EUR	300	346
Reg. S, 2.88%, 01/18/2028	EUR	1,100	1,310
Reg. S, 3.00%, 09/25/2028	EUR	300	359
Reg. S, 3.13%, 07/29/2030	EUR	400	482

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Regional (State/Province) — continued
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	400	415
Reg. S, 0.01%, 03/07/2031	EUR	400	407
Reg. S, 0.13%, 11/19/2040	EUR	100	72
Reg. S, 2.63%, 03/12/2030	EUR	300	354
Reg. S, 2.63%, 11/27/2030	EUR	400	471
Reg. S, 2.63%, 02/12/2035	EUR	400	457
Reg. S, 2.75%, 05/16/2029	EUR	900	1,069
Reg. S, 3.00%, 06/27/2033	EUR	1,000	1,187
Reg. S, 3.13%, 01/23/2040	EUR	450	519
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	510
Reg. S, 0.05%, 08/06/2040	EUR	200	144
Reg. S, 0.10%, 01/18/2030	EUR	635	673
Reg. S, 0.13%, 11/24/2045	EUR	90	54
Reg. S, 0.15%, 02/22/2036	EUR	400	348
Reg. S, 0.63%, 02/05/2029	EUR	800	885
Reg. S, 0.63%, 07/15/2039	EUR	450	371
Reg. S, 0.63%, 01/26/2052	EUR	420	237
Reg. S, 1.25%, 06/01/2028	EUR	500	571
Reg. S, 1.63%, 08/02/2032	EUR	630	687
Reg. S, 2.38%, 06/04/2030	EUR	400	467
Reg. S, 2.63%, 01/24/2031	EUR	1,000	1,174
Reg. S, 2.75%, 01/16/2032	EUR	500	588
Reg. S, 2.88%, 04/05/2029	EUR	730	869
Reg. S, 2.88%, 02/15/2034	EUR	960	1,125
Reg. S, 3.00%, 03/13/2054	EUR	510	521
Series 490, Reg. S, 0.63%, 08/25/2036	EUR	650	586
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	220	253
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	251
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	108
Series 517, Reg. S, 0.01%, 05/18/2027	EUR	700	794
Series 518, Reg. S, 0.13%, 06/04/2035	EUR	600	537
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	57
Series 535, Reg. S, 0.13%, 10/20/2031	EUR	490	494
Series 546, 2.75%, 02/14/2033	EUR	1,080	1,261
Series 557, Reg. S, 3.00%, 05/15/2029	EUR	700	837
Land Thueringen, (Germany),
Reg. S, 0.01%, 03/24/2031	EUR	300	305
Reg. S, 0.05%, 05/06/2030	EUR	260	272
Reg. S, 0.13%, 01/13/2051	EUR	100	48
0.50%, 03/02/2029	EUR	600	660
Reg. S, 1.25%, 12/05/2033	EUR	400	414
Reg. S, 2.50%, 09/03/2029	EUR	500	588
Reg. S, 2.88%, 04/02/2032	EUR	600	710
Reg. S, 3.00%, 11/15/2028	EUR	800	956
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.30%, 10/20/2031	EUR	900	901

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Regional (State/Province) — continued
Reg. S, 1.00%, 01/23/2051	EUR	100	59
Reg. S, 1.38%, 11/21/2033	EUR	500	511
Reg. S, 1.50%, 07/12/2038	EUR	100	91
Reg. S, 1.50%, 04/11/2044	EUR	100	79
Reg. S, 2.75%, 10/22/2029	EUR	2,000	2,358
Reg. S, 3.00%, 10/12/2032	EUR	100	117
Reg. S, 3.13%, 06/22/2034	EUR	2,200	2,550
Reg. S, 3.25%, 06/22/2037	EUR	1,000	1,132
Reg. S, 3.25%, 01/12/2043	EUR	600	639
Reg. S, 3.50%, 06/22/2045	EUR	1,300	1,410
Reg. S, 3.63%, 06/22/2032	EUR	200	242
Reg. S, 3.68%, 06/22/2040	EUR	900	1,032
Reg. S, 4.00%, 09/26/2042	EUR	300	353
Municipal Finance Authority of British Columbia, (Canada), 2.55%, 10/09/2029	CAD	300	213
New South Wales Treasury Corp., (Australia),
1.25%, 11/20/2030	AUD	1,990	1,147
Reg. S, 1.50%, 02/20/2032	AUD	2,450	1,366
Reg. S, 1.75%, 03/20/2034	AUD	5,430	2,849
Reg. S, 2.00%, 03/20/2031	AUD	1,310	776
Reg. S, 2.00%, 03/08/2033	AUD	3,840	2,136
2.25%, 11/20/2040	AUD	960	430
2.25%, 05/07/2041	AUD	400	177
Reg. S, 2.50%, 11/22/2032	AUD	50	29
Reg. S, 3.00%, 03/20/2028	AUD	4,480	2,915
Reg. S, 3.00%, 02/20/2030	AUD	4,590	2,918
Reg. S, 4.25%, 02/20/2036	AUD	2,440	1,523
Reg. S, 4.75%, 02/20/2035	AUD	4,290	2,826
Reg. S, 4.75%, 09/20/2035	AUD	1,830	1,199
Reg. S, 4.75%, 02/20/2037	AUD	400	257
Reg. S, 5.25%, 02/24/2038	AUD	2,000	1,329
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	1,970	1,290
Series 29, Reg. S, 3.00%, 04/20/2029	AUD	10,000	6,434
Northern Territory Treasury Corp., (Australia),
Reg. S, 2.00%, 04/21/2031	AUD	300	175
Reg. S, 2.50%, 05/21/2032	AUD	800	465
Reg. S, 5.25%, 03/21/2034	AUD	800	536
5.75%, 04/21/2037	AUD	600	406
Province of Alberta Canada, (Canada), Reg. S, 1.40%, 02/20/2029	SEK	2,000	201
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	219
7.25%, 09/01/2036		300	365
Province of Manitoba Canada, (Canada), 2.05%, 09/05/2052	CAD	100	44
Province of Nova Scotia Canada, (Canada),
3.15%, 12/01/2051	CAD	100	57
3.45%, 06/01/2045	CAD	200	124
Province of Ontario Canada, (Canada),
Reg. S, 0.01%, 11/25/2030	EUR	3,600	3,679

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Regional (State/Province) — continued
Reg. S, 0.25%, 06/09/2031	EUR	3,000	3,050
Reg. S, 0.38%, 04/08/2027	EUR	1,500	1,713
5.60%, 06/02/2035	CAD	300	249
Province of Quebec Canada, (Canada),
Reg. S, 0.00%, 10/15/2029	EUR	1,000	1,059
Reg. S, 0.50%, 01/25/2032	EUR	3,000	3,039
Reg. S, 0.88%, 05/04/2027	EUR	600	690
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,156
3.50%, 12/01/2045	CAD	200	126
4.50%, 09/08/2033		610	618
7.30%, 07/22/2026		320	328
Series PD, 7.50%, 09/15/2029		100	113
Province of Saskatchewan Canada, (Canada),
Reg. S, 3.30%, 05/08/2034	EUR	300	355
3.30%, 06/02/2048	CAD	400	240
Queensland Treasury Corp., (Australia),
Reg. S, 1.25%, 03/10/2031 (e)	AUD	2,370	1,345
Reg. S, 1.50%, 08/20/2032 (e)	AUD	2,380	1,299
Reg. S, 1.75%, 08/21/2031 (e)	AUD	2,170	1,249
Reg. S, 1.75%, 07/20/2034 (e)	AUD	2,660	1,373
Reg. S, 2.00%, 08/22/2033 (e)	AUD	6,400	3,493
Reg. S, 2.50%, 03/06/2029 (e)	AUD	570	361
Reg. S, 3.25%, 08/21/2029 (e)	AUD	2,970	1,918
Reg. S, 3.50%, 08/21/2030 (e)	AUD	2,140	1,380
Reg. S, 4.50%, 03/09/2033 (e)	AUD	1,680	1,114
Reg. S, 4.50%, 08/22/2035 (e)	AUD	650	415
Reg. S, 4.75%, 02/02/2034 (e)	AUD	770	512
Reg. S, 5.00%, 07/21/2037 (e)	AUD	2,180	1,418
Reg. S, 5.25%, 07/21/2036 (e)	AUD	1,040	700
Reg. S, 5.25%, 08/13/2038 (e)	AUD	2,420	1,590
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	400	261
Series 28, Reg. S, 3.25%, 07/21/2028 (e)	AUD	830	542
Series 47, Reg. S, 4.20%, 02/20/2047 (e)	AUD	490	267
Region of Ile de France, (France),
Reg. S, 0.00%, 04/20/2028	EUR	200	221
Reg. S, 0.63%, 04/23/2027	EUR	200	229
Reg. S, 2.23%, 07/19/2032	EUR	200	222
Reg. S, 2.90%, 04/30/2031	EUR	100	117
Reg. S, 3.65%, 05/25/2035	EUR	1,000	1,183
Region of Lazio Italy, (Italy), Reg. S, 3.09%, 03/31/2043	EUR	154	168
South Australian Government Financing Authority, (Australia),
Reg. S, 1.75%, 05/24/2032	AUD	670	377
Reg. S, 1.75%, 05/24/2034	AUD	1,000	521
Reg. S, 2.00%, 05/23/2036	AUD	689	343
Reg. S, 2.75%, 05/24/2030	AUD	1,070	671
Reg. S, 4.00%, 05/24/2029	AUD	1,000	664
Reg. S, 4.50%, 05/23/2031	AUD	2,400	1,614

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Regional (State/Province) — continued
Reg. S, 4.50%, 05/24/2033	AUD	1,600	1,056
Reg. S, 4.75%, 05/24/2038	AUD	400	253
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	259	151
Reg. S, 0.38%, 01/29/2035	EUR	200	186
Reg. S, 0.50%, 11/21/2039	EUR	180	143
Reg. S, 1.13%, 07/04/2033	EUR	200	207
Reg. S, 1.45%, 11/26/2038	EUR	530	498
Reg. S, 2.50%, 01/25/2029	EUR	400	471
2.50%, 12/03/2030	EUR	1,000	1,170
2.50%, 07/24/2031	EUR	300	350
Reg. S, 2.88%, 05/23/2034	EUR	500	585
Reg. S, 3.00%, 02/27/2032	EUR	200	238
3.00%, 07/20/2033	EUR	200	237
3.00%, 05/28/2035	EUR	300	353
State of Bremen, (Germany),
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	41
Series 217, Reg. S, 1.00%, 05/27/2039	EUR	200	175
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	17
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	17
Series 241, Reg. S, 0.13%, 04/29/2030	EUR	100	105
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	310	225
Series 250, Reg. S, 0.01%, 10/06/2028	EUR	640	700
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	104
Series 265, Reg. S, 0.15%, 10/24/2031	EUR	200	202
Series 269, Reg. S, 0.45%, 03/15/2029	EUR	300	329
Series 272, Reg. S, 3.00%, 03/02/2033	EUR	1,140	1,354
Series 274, Reg. S, 2.75%, 01/30/2032	EUR	1,310	1,541
Series 276, Reg. S, 2.88%, 07/18/2031	EUR	700	831
Series 277, Reg. S, 2.50%, 11/20/2029	EUR	200	235
Series 278, Reg. S, 2.75%, 01/28/2033	EUR	200	234
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	403	407
Reg. S, 1.75%, 07/05/2027	EUR	100	117
2.50%, 10/01/2031	EUR	200	233
Reg. S, 2.63%, 09/10/2027	EUR	760	899
Reg. S, 2.63%, 08/25/2034	EUR	420	481
Reg. S, 2.75%, 01/10/2034	EUR	300	348
Reg. S, 2.88%, 03/12/2029	EUR	500	596
Reg. S, 2.90%, 06/18/2035	EUR	500	583
Reg. S, 3.13%, 03/12/2035	EUR	600	714
Reg. S, 3.13%, 03/10/2039	EUR	340	391
Reg. S, 3.25%, 10/05/2028	EUR	980	1,180
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	257
Series 1803, Reg. S, 1.30%, 10/10/2033	EUR	400	418
Series 1905, Reg. S, 0.00%, 09/10/2029	EUR	830	885
Series 2006, Reg. S, 0.01%, 03/11/2030	EUR	990	1,041

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Regional (State/Province) — continued
Series 2010, Reg. S, 0.00%, 11/08/2030	EUR	500	515
Series 2104, Reg. S, 0.00%, 07/19/2028	EUR	200	220
Series 2301, 2.88%, 01/10/2033	EUR	1,100	1,297
Series 2501, Reg. S, 2.75%, 01/12/2032	EUR	800	941
State of Lower Saxony, (Germany),
Reg. S, 0.00%, 02/11/2027	EUR	1,960	2,235
Reg. S, 0.01%, 02/19/2029	EUR	200	217
Reg. S, 0.01%, 01/10/2031	EUR	779	799
Reg. S, 0.05%, 03/09/2035	EUR	577	516
Reg. S, 0.13%, 01/09/2032	EUR	560	560
Reg. S, 0.38%, 05/14/2029	EUR	1,500	1,636
Reg. S, 1.50%, 10/17/2029	EUR	200	226
Reg. S, 2.50%, 01/09/2030	EUR	300	352
Reg. S, 2.63%, 03/15/2029	EUR	200	236
Reg. S, 2.63%, 03/18/2032	EUR	500	583
Reg. S, 2.75%, 03/25/2030	EUR	300	356
Reg. S, 2.75%, 02/17/2031	EUR	700	827
Reg. S, 2.75%, 08/04/2033	EUR	300	350
Reg. S, 2.75%, 02/24/2034	EUR	200	232
Reg. S, 2.75%, 01/09/2035	EUR	650	750
Series 879, Reg. S, 0.75%, 02/15/2028	EUR	400	453
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	1,320	1,482
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	749	778
Series 901, Reg. S, 0.01%, 11/25/2027	EUR	100	112
Series 908, Reg. S, 0.25%, 04/09/2029	EUR	700	762
Series 909, Reg. S, 0.75%, 03/21/2031	EUR	200	212
Series 917, Reg. S, 2.63%, 01/09/2034	EUR	700	805
State of Mecklenburg-Western Pomerania, (Germany),
2.55%, 01/12/2032	EUR	450	523
Reg. S, 2.95%, 06/05/2034	EUR	100	118
Reg. S, 3.00%, 04/17/2035	EUR	200	235
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	661	718
Reg. S, 0.00%, 11/26/2029	EUR	400	424
Reg. S, 0.13%, 06/04/2031	EUR	2,300	2,346
Reg. S, 0.20%, 03/31/2027	EUR	686	782
Reg. S, 0.20%, 04/09/2030	EUR	2,474	2,620
Reg. S, 0.20%, 01/27/2051	EUR	270	136
Reg. S, 0.38%, 09/02/2050	EUR	385	210
Reg. S, 0.50%, 11/25/2039	EUR	110	89
Reg. S, 0.60%, 06/04/2041	EUR	300	232
Reg. S, 0.75%, 08/16/2041	EUR	360	283
Reg. S, 0.80%, 07/30/2049	EUR	100	64
Reg. S, 0.90%, 11/15/2028	EUR	600	674
Reg. S, 0.95%, 03/13/2028	EUR	144	164
Reg. S, 0.95%, 01/10/2121	EUR	945	342
Reg. S, 1.00%, 10/16/2046	EUR	1,360	982

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Regional (State/Province) — continued
Reg. S, 1.25%, 05/12/2036	EUR	1,400	1,369
Reg. S, 1.38%, 01/15/2120	EUR	1,044	473
Reg. S, 1.45%, 02/16/2043	EUR	100	86
Reg. S, 1.45%, 01/19/2122	EUR	500	241
Reg. S, 1.63%, 10/24/2030	EUR	1,000	1,122
Reg. S, 1.65%, 02/22/2038	EUR	480	474
Reg. S, 1.65%, 05/16/2047	EUR	220	181
Reg. S, 1.75%, 10/26/2057	EUR	172	126
Reg. S, 1.75%, 07/11/2068	EUR	104	70
Reg. S, 1.95%, 09/26/2078	EUR	254	174
Reg. S, 2.00%, 06/15/2032	EUR	450	504
Reg. S, 2.15%, 03/21/2119	EUR	376	257
Reg. S, 2.35%, 07/10/2030	EUR	500	582
Reg. S, 2.50%, 10/15/2029	EUR	550	646
Reg. S, 2.65%, 01/15/2030	EUR	700	827
Reg. S, 2.70%, 09/05/2034	EUR	700	807
Reg. S, 2.75%, 01/15/2032	EUR	930	1,094
Reg. S, 2.90%, 06/07/2033	EUR	1,690	1,993
Reg. S, 2.90%, 01/15/2053	EUR	390	394
Reg. S, 3.00%, 01/27/2028	EUR	400	478
Reg. S, 3.00%, 06/06/2029	EUR	800	958
Reg. S, 3.00%, 03/20/2054	EUR	700	719
Reg. S, 3.38%, 10/31/2028	EUR	500	605
Reg. S, 3.40%, 03/07/2073	EUR	2,410	2,554
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	1,454	1,262
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	240	244
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	1,050	1,195
Series 1416, Reg. S, 0.63%, 07/21/2031	EUR	1,000	1,046
Series 1439, Reg. S, 1.55%, 06/16/2048	EUR	3,100	2,464
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.01%, 02/25/2028	EUR	500	556
Reg. S, 0.01%, 01/21/2031	EUR	410	420
Reg. S, 0.38%, 01/26/2027	EUR	220	252
Reg. S, 0.38%, 03/10/2051	EUR	200	105
Reg. S, 0.75%, 02/23/2032	EUR	490	509
Reg. S, 2.75%, 02/23/2028	EUR	300	356
Reg. S, 2.75%, 07/25/2031	EUR	400	472
Reg. S, 3.00%, 05/02/2034	EUR	750	887
Series 117, Reg. S, 0.05%, 01/23/2030	EUR	900	951
State of Saarland, (Germany),
Reg. S, 0.05%, 11/05/2040	EUR	68	48
2.75%, 01/18/2030	EUR	300	356
2.75%, 04/10/2031	EUR	200	236
Reg. S, 3.00%, 01/19/2035	EUR	375	441
State of Saxony-Anhalt, (Germany),
Reg. S, 0.00%, 03/10/2031	EUR	280	285
0.35%, 02/09/2032	EUR	600	607

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Regional (State/Province) — continued
Reg. S, 0.50%, 03/24/2051	EUR	123	68
2.45%, 02/13/2030	EUR	700	820
2.75%, 05/19/2032	EUR	200	235
2.85%, 01/29/2035	EUR	600	697
3.15%, 02/06/2054	EUR	150	157
Series 10Y, Reg. S, 0.75%, 01/29/2029	EUR	200	223
Series 32, Reg. S, 2.95%, 06/20/2033	EUR	650	769
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.01%, 05/22/2030	EUR	300	314
Reg. S, 0.05%, 07/08/2031	EUR	400	404
Reg. S, 0.13%, 06/12/2029	EUR	431	465
Reg. S, 0.38%, 02/08/2027	EUR	310	355
Reg. S, 0.50%, 03/22/2029	EUR	440	484
Reg. S, 0.63%, 08/31/2028	EUR	140	156
Reg. S, 1.38%, 07/14/2027	EUR	250	289
Reg. S, 2.38%, 09/22/2032	EUR	430	492
Reg. S, 2.75%, 08/02/2032	EUR	200	235
Reg. S, 2.75%, 06/13/2033	EUR	200	234
Reg. S, 2.88%, 06/25/2029	EUR	400	476
Reg. S, 2.88%, 05/30/2034	EUR	500	585
Reg. S, 2.88%, 04/10/2035	EUR	600	698
Reg. S, 3.00%, 08/16/2033	EUR	400	474
Tasmanian Public Finance Corp., (Australia),
Reg. S, 4.00%, 01/20/2034	AUD	1,000	622
4.75%, 01/25/2035	AUD	400	260
Reg. S, 5.25%, 01/23/2036	AUD	600	399
Treasury Corp. of Victoria, (Australia),
1.25%, 11/19/2027	AUD	2,370	1,491
Reg. S, 1.50%, 11/20/2030	AUD	3,850	2,235
Reg. S, 1.50%, 09/10/2031	AUD	2,500	1,411
Reg. S, 2.00%, 09/17/2035	AUD	4,570	2,315
Reg. S, 2.25%, 09/15/2033	AUD	10,260	5,696
Reg. S, 2.25%, 11/20/2034	AUD	5,150	2,748
2.25%, 11/20/2041	AUD	2,500	1,071
Reg. S, 2.50%, 10/22/2029	AUD	4,200	2,626
Reg. S, 3.00%, 10/20/2028	AUD	3,390	2,191
4.25%, 12/20/2032	AUD	3,210	2,089
Reg. S, 4.75%, 09/15/2036	AUD	1,500	965
Reg. S, 5.25%, 09/15/2038	AUD	1,920	1,266
Reg. S, 5.25%, 09/15/2044	AUD	460	292
5.50%, 11/17/2026	AUD	1,880	1,270
5.50%, 09/15/2039	AUD	1,150	767
Western Australian Treasury Corp., (Australia),
Reg. S, 1.50%, 10/22/2030	AUD	2,420	1,417
Reg. S, 2.25%, 07/23/2041	AUD	50	22
Reg. S, 4.25%, 07/20/2033	AUD	2,000	1,304
Series 27, Reg. S, 3.00%, 10/21/2027	AUD	1,070	700
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,000	653
Series 29, Reg. S, 2.75%, 07/24/2029	AUD	2,670	1,698

Total Regional (State/Province)			281,932

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — 54.7%
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	500	499
Reg. S, 3.13%, 09/28/2037	EUR	600	654
Reg. S, 3.63%, 05/25/2043	EUR	800	863
Reg. S, 4.13%, 10/03/2038	EUR	100	119
Andorra International Bond, (Andorra),
Reg. S, 1.25%, 02/23/2027	EUR	800	921
Reg. S, 1.25%, 05/06/2031	EUR	1,000	1,053
Australia Government Bond, (Australia),
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	9,420	6,351
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	9,630	6,299
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	4,500	2,798
Series 145, Reg. S, 2.75%, 06/21/2035	AUD	6,860	3,983
Series 147, Reg. S, 3.25%, 06/21/2039	AUD	3,830	2,201
Series 148, Reg. S, 2.75%, 11/21/2027	AUD	12,590	8,204
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	10,630	6,811
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	3,826	1,901
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	10,608	6,853
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	11,105	7,099
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	15,855	9,965
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	4,950	2,586
Series 157, 1.50%, 06/21/2031	AUD	14,300	8,342
Series 158, 1.25%, 05/21/2032	AUD	13,750	7,673
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	11,110	6,399
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	5,590	1,970
Series 163, Reg. S, 1.00%, 11/21/2031	AUD	8,730	4,873
Series 164, Reg. S, 0.50%, 09/21/2026	AUD	4,170	2,679
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	9,600	5,462
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	7,620	4,648
Series 167, Reg. S, 3.75%, 05/21/2034	AUD	9,040	5,791
Series 168, Reg. S, 3.50%, 12/21/2034	AUD	7,660	4,782
Series 169, Reg. S, 4.75%, 06/21/2054	AUD	2,910	1,863
Series 170, Reg. S, 4.25%, 06/21/2034	AUD	2,150	1,428
Series 171, Reg. S, 4.25%, 12/21/2035	AUD	4,920	3,235
Series 172, Reg. S, 4.25%, 03/21/2036	AUD	5,670	3,722
Series 173, Reg. S, 4.25%, 10/21/2036	AUD	5,790	3,786
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	610
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	305
Bpifrance SACA, (France),
Reg. S, 0.00%, 05/25/2028	EUR	600	661
Reg. S, 0.05%, 09/26/2029	EUR	1,100	1,163

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 0.13%, 11/25/2028	EUR	300	327
Reg. S, 0.25%, 03/29/2030	EUR	200	210
Reg. S, 0.25%, 06/04/2031	EUR	200	201
Reg. S, 0.63%, 07/22/2031	EUR	600	615
Reg. S, 0.88%, 11/25/2026	EUR	3,300	3,819
Reg. S, 0.88%, 09/26/2028	EUR	200	224
Reg. S, 1.88%, 05/25/2030	EUR	200	225
Reg. S, 2.13%, 11/29/2027	EUR	600	702
Reg. S, 2.75%, 02/25/2029	EUR	500	589
Reg. S, 2.88%, 11/25/2029	EUR	500	590
Reg. S, 2.88%, 11/25/2031	EUR	700	812
Reg. S, 2.88%, 01/31/2032	EUR	100	116
Reg. S, 3.00%, 05/25/2032	EUR	1,000	1,161
Reg. S, 3.13%, 07/01/2033	EUR	700	808
Reg. S, 3.25%, 05/25/2035	EUR	300	342
Reg. S, 3.38%, 11/25/2032	EUR	200	237
Reg. S, 3.38%, 05/25/2034	EUR	1,500	1,746
Reg. S, 3.50%, 09/27/2027	EUR	200	240
Bulgaria Government International Bond, (Bulgaria),
Series 7Y, Reg. S, 4.13%, 09/23/2029	EUR	1,000	1,240
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	800	954
Series 12Y, Reg. S, 4.63%, 09/23/2034	EUR	1,000	1,288
Series 30Y, Reg. S, 1.38%, 09/23/2050	EUR	1,300	871
Bundesobligation, (Germany),
Series 184, Reg. S, 0.00%, 10/09/2026	EUR	7,870	9,058
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	8,073	9,196
Series 186, Reg. S, 1.30%, 10/15/2027	EUR	9,410	10,899
Series 187, Reg. S, 2.20%, 04/13/2028	EUR	10,230	12,061
Series 188, Reg. S, 2.40%, 10/19/2028	EUR	11,180	13,243
Series 189, Reg. S, 2.10%, 04/12/2029	EUR	16,050	18,809
Series 190, Reg. S, 2.50%, 10/11/2029	EUR	6,880	8,167
Series 191, Reg. S, 2.40%, 04/18/2030	EUR	9,580	11,312
Series 192, Reg. S, 2.20%, 10/10/2030	EUR	3,270	3,819
Series G, Reg. S, 1.30%, 10/15/2027	EUR	4,860	5,629
Series G, Reg. S, 2.10%, 04/12/2029	EUR	3,000	3,516
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 2.50%, 08/15/2046	EUR	12,216	12,853
Reg. S, 2.60%, 08/15/2035	EUR	1,750	2,035
Reg. S, 2.90%, 08/15/2056	EUR	5,160	5,613
Reg. S, 6.50%, 07/04/2027	EUR	16,810	21,249
Series 7Y, Reg. S, 2.10%, 11/15/2029	EUR	10,170	11,887
Series 7Y, Reg. S, 2.40%, 11/15/2030	EUR	5,260	6,201
Series 8Y, Reg. S, 0.00%, 11/15/2027	EUR	7,311	8,232
Series 8Y, Reg. S, 0.00%, 11/15/2028	EUR	10,025	11,039
Series 10Y, Reg. S, 0.00%, 08/15/2026	EUR	5,510	6,361
Series 10Y, Reg. S, 0.00%, 08/15/2029	EUR	8,302	8,970
Series 10Y, Reg. S, 0.00%, 02/15/2030	EUR	6,573	7,011

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series 10Y, Reg. S, 0.00%, 08/15/2030	EUR	9,070	9,551
Series 10Y, Reg. S, 0.00%, 02/15/2031	EUR	4,369	4,538
Series 10Y, Reg. S, 0.00%, 08/15/2031	EUR	9,650	9,887
Series 10Y, Reg. S, 0.00%, 02/15/2032	EUR	10,314	10,409
Series 10Y, Reg. S, 0.25%, 02/15/2027	EUR	3,990	4,577
Series 10Y, Reg. S, 0.25%, 08/15/2028	EUR	9,599	10,709
Series 10Y, Reg. S, 0.25%, 02/15/2029	EUR	6,910	7,626
Series 10Y, Reg. S, 0.50%, 08/15/2027	EUR	10,060	11,489
Series 10Y, Reg. S, 0.50%, 02/15/2028	EUR	11,770	13,339
Series 10Y, Reg. S, 1.70%, 08/15/2032	EUR	10,160	11,373
Series 10Y, Reg. S, 2.20%, 02/15/2034	EUR	8,280	9,435
Series 10Y, Reg. S, 2.30%, 02/15/2033	EUR	11,515	13,334
Series 10Y, Reg. S, 2.50%, 02/15/2035	EUR	7,020	8,129
Series 10Y, Reg. S, 2.60%, 08/15/2033	EUR	8,640	10,182
Series 10Y, Reg. S, 2.60%, 08/15/2034	EUR	12,340	14,454
Series 15Y, Reg. S, 0.00%, 05/15/2035	EUR	6,109	5,543
Series 15Y, Reg. S, 0.00%, 05/15/2036	EUR	12,190	10,671
Series 16Y, Reg. S, 1.00%, 05/15/2038	EUR	12,002	11,244
Series 17Y, Reg. S, 2.60%, 05/15/2041	EUR	5,340	5,903
Series 30Y, Reg. S, 2.50%, 08/15/2054	EUR	7,825	7,887
Series 30Y, Reg. S, 5.50%, 01/04/2031	EUR	7,190	9,753
Series 30Y, Reg. S, 5.63%, 01/04/2028	EUR	780	988
Series 30Y, Reg. S, 6.25%, 01/04/2030	EUR	1,025	1,399
Series 31Y, Reg. S, 0.00%, 08/15/2050	EUR	13,481	7,158
Series 31Y, Reg. S, 0.00%, 08/15/2052	EUR	8,815	4,388
Series 31Y, Reg. S, 1.25%, 08/15/2048	EUR	12,560	10,085
Series 31Y, Reg. S, 1.80%, 08/15/2053	EUR	16,560	14,298
Series 31Y, Reg. S, 4.75%, 07/04/2034	EUR	14,971	20,521
Series 32Y, Reg. S, 2.50%, 07/04/2044	EUR	9,865	10,531
Series 32Y, Reg. S, 3.25%, 07/04/2042	EUR	5,946	7,117
Series 32Y, Reg. S, 4.00%, 01/04/2037	EUR	12,423	16,251
Series 32Y, Reg. S, 4.25%, 07/04/2039	EUR	5,644	7,585
Series 32Y, Reg. S, 4.75%, 07/04/2040	EUR	6,924	9,795
Series G, Reg. S, 0.00%, 08/15/2030	EUR	2,610	2,749
Series G, Reg. S, 0.00%, 08/15/2031	EUR	740	758
Series G, Reg. S, 0.00%, 08/15/2050	EUR	5,892	3,140
Series G, Reg. S, 1.80%, 08/15/2053	EUR	3,258	2,819
Series G, Reg. S, 2.30%, 02/15/2033	EUR	1,850	2,143
Series G, Reg. S, 2.50%, 02/15/2035	EUR	1,360	1,575
Bundesschatzanweisungen, (Germany),
Reg. S, 1.70%, 06/10/2027	EUR	4,710	5,501
Reg. S, 1.90%, 09/16/2027	EUR	8,900	10,425
Series 2Y, Reg. S, 2.00%, 12/10/2026	EUR	2,620	3,076
Series 2Y, Reg. S, 2.20%, 03/11/2027	EUR	3,270	3,850
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	2,200	2,446
Reg. S, 0.00%, 05/25/2029	EUR	500	535

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 0.00%, 11/25/2030	EUR	1,400	1,425
Reg. S, 0.00%, 05/25/2031	EUR	1,600	1,599
Reg. S, 0.13%, 09/15/2031	EUR	500	497
Reg. S, 0.45%, 01/19/2032	EUR	2,200	2,212
Reg. S, 0.60%, 11/25/2029	EUR	1,400	1,513
Reg. S, 1.50%, 05/25/2032	EUR	1,500	1,598
Reg. S, 1.75%, 11/25/2027	EUR	800	929
Reg. S, 2.38%, 09/24/2028	EUR	800	938
Reg. S, 2.75%, 09/24/2027	EUR	1,400	1,660
Reg. S, 2.75%, 02/25/2029	EUR	2,400	2,837
Reg. S, 2.75%, 11/25/2032	EUR	1,400	1,604
Reg. S, 2.88%, 05/25/2027	EUR	2,100	2,494
Reg. S, 2.88%, 05/25/2030	EUR	800	945
Reg. S, 3.00%, 05/25/2028	EUR	800	954
Reg. S, 3.00%, 11/25/2031	EUR	2,100	2,467
Reg. S, 3.13%, 03/01/2030	EUR	1,500	1,793
Caisse Francaise de Financement Local SA, (France),
Reg. S, 0.13%, 06/30/2031	EUR	100	100
Reg. S, 1.25%, 05/11/2032	EUR	100	105
Reg. S, 3.00%, 10/02/2028	EUR	5,000	5,951
Reg. S, 3.00%, 03/19/2036	EUR	100	113
Reg. S, 3.13%, 11/16/2027	EUR	200	239
Reg. S, 3.13%, 07/20/2033	EUR	100	117
Reg. S, 3.13%, 11/24/2033	EUR	100	117
Reg. S, 3.13%, 05/17/2039	EUR	100	112
Reg. S, 3.63%, 01/17/2029	EUR	100	121
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	140
1.50%, 06/01/2031	CAD	600	401
1.75%, 12/01/2053	CAD	400	193
2.00%, 06/01/2032	CAD	600	407
2.00%, 12/01/2051	CAD	530	277
3.50%, 03/01/2028	CAD	500	368
3.50%, 09/01/2029	CAD	100	74
3.50%, 12/01/2045	CAD	2,090	1,499
4.00%, 06/01/2041	CAD	150	115
Chile Government International Bond, (Chile),
0.83%, 07/02/2031	EUR	1,050	1,078
1.30%, 07/26/2036	EUR	1,000	922
2.55%, 07/27/2033		200	172
China Government Bond, (China),
1.42%, 11/15/2027	CNY	55,100	7,733
1.42%, 08/15/2028	CNY	6,000	840
1.49%, 12/25/2031	CNY	307,300	42,448
1.59%, 03/15/2027	CNY	180,000	25,343
1.62%, 08/15/2027	CNY	265,500	37,407
1.65%, 05/15/2035	CNY	170,200	23,509

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
1.74%, 10/15/2029	CNY	8,300	1,173
1.85%, 05/15/2027	CNY	65,500	9,259
1.87%, 09/15/2031	CNY	22,800	3,224
1.91%, 07/15/2029	CNY	887,000	126,119
2.04%, 02/25/2027	CNY	55,000	7,791
2.04%, 11/25/2034	CNY	93,700	13,378
2.05%, 04/15/2029	CNY	110,600	15,789
2.11%, 08/25/2034	CNY	40,500	5,812
2.12%, 06/25/2031	CNY	12,400	1,779
2.28%, 03/25/2031	CNY	55,100	7,967
2.35%, 02/25/2034	CNY	209,500	30,594
2.37%, 01/20/2027	CNY	283,000	40,238
2.37%, 01/15/2029	CNY	145,900	21,034
2.39%, 11/15/2026	CNY	166,200	23,602
2.44%, 10/15/2027	CNY	32,000	4,576
2.48%, 04/15/2027	CNY	166,300	23,735
2.48%, 09/25/2028	CNY	193,900	28,016
2.50%, 07/25/2027	CNY	81,700	11,669
2.52%, 08/25/2033	CNY	649,500	95,787
2.54%, 12/25/2030	CNY	122,000	17,863
2.55%, 10/15/2028	CNY	30,700	4,446
2.60%, 09/15/2030	CNY	250,700	36,780
2.62%, 04/15/2028	CNY	38,000	5,489
2.62%, 06/25/2030	CNY	264,500	38,808
2.64%, 01/15/2028	CNY	17,500	2,523
2.65%, 03/25/2074	CNY	68,200	10,572
2.67%, 05/25/2033	CNY	661,800	98,564
2.67%, 11/25/2033	CNY	90,300	13,490
2.68%, 05/21/2030	CNY	288,800	42,458
Reg. S, 2.71%, 06/16/2033	CNH	11,000	1,633
2.75%, 06/15/2029	CNY	87,800	12,857
2.80%, 03/24/2029	CNY	363,600	53,260
Reg. S, 2.82%, 08/12/2032	CNY	10,000	1,493
3.12%, 10/25/2052	CNY	175,600	28,803
3.19%, 04/15/2053	CNY	165,800	27,631
3.27%, 03/25/2073	CNY	159,270	28,549
Reg. S, 3.31%, 11/30/2025	CNH	2,000	281
3.32%, 04/15/2052	CNY	273,630	46,331
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,412
3.39%, 03/16/2050	CNY	15,040	2,548
3.53%, 10/18/2051	CNY	133,600	23,409
Reg. S, 3.60%, 06/27/2028	CNH	26,500	3,913
Reg. S, 3.60%, 05/21/2030	CNH	8,500	1,290
3.72%, 04/12/2051	CNY	76,600	13,837
3.73%, 05/25/2070	CNY	14,670	2,878
3.81%, 09/14/2050	CNY	55,000	9,926
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,737

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 3.90%, 07/04/2036	CNH	13,500	2,248
Reg. S, 4.00%, 11/30/2035	CNH	30,500	5,104
4.00%, 06/24/2069	CNY	5,000	1,034
Reg. S, 4.15%, 12/04/2027	CNH	20,000	2,959
Reg. S, 4.15%, 12/12/2031	CNH	3,000	481
Reg. S, 4.29%, 05/22/2029	CNH	3,000	460
Reg. S, 4.40%, 12/12/2046	CNH	26,000	4,875
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.75%, 11/24/2027	EUR	200	231
Croatia Government International Bond, (Croatia),
Reg. S, 1.13%, 06/19/2029	EUR	300	335
Reg. S, 1.50%, 06/17/2031	EUR	1,290	1,413
Reg. S, 1.75%, 03/04/2041	EUR	500	453
Reg. S, 2.70%, 06/15/2028	EUR	2,850	3,378
Reg. S, 2.88%, 04/22/2032	EUR	1,660	1,947
Reg. S, 3.00%, 03/20/2027	EUR	300	357
Reg. S, 3.25%, 02/11/2037	EUR	560	641
Reg. S, 3.38%, 03/12/2034	EUR	1,960	2,356
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 01/21/2030	EUR	235	254
Reg. S, 0.95%, 01/20/2032	EUR	300	314
Reg. S, 1.25%, 01/21/2040	EUR	720	618
Reg. S, 2.25%, 04/16/2050	EUR	10	9
Reg. S, 2.75%, 05/03/2049	EUR	230	225
Reg. S, 3.25%, 06/27/2031	EUR	1,069	1,284
Reg. S, 4.13%, 04/13/2033	EUR	360	454
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	250
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	109
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	39,010	1,817
Series 94, Reg. S, 0.95%, 05/15/2030	CZK	89,350	3,760
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	500	24
Series 100, 0.25%, 02/10/2027	CZK	26,000	1,200
Series 103, 2.00%, 10/13/2033	CZK	45,850	1,849
Series 105, 2.75%, 07/23/2029	CZK	29,860	1,383
Series 121, 1.20%, 03/13/2031	CZK	54,460	2,254
Series 125, 1.50%, 04/24/2040	CZK	22,990	729
Series 130, 0.05%, 11/29/2029	CZK	13,030	536
Series 138, 1.75%, 06/23/2032	CZK	42,310	1,743
Series 142, 1.95%, 07/30/2037	CZK	12,960	472
Series 145, 3.50%, 05/30/2035	CZK	47,820	2,121
Series 149, 5.50%, 12/12/2028	CZK	83,830	4,257
Series 150, 5.00%, 09/30/2030	CZK	60,730	3,049
Series 151, 4.90%, 04/14/2034	CZK	51,240	2,542
Series 152, 6.20%, 06/16/2031	CZK	17,600	938
Series 153, 5.75%, 03/29/2029	CZK	18,100	928
Series 154, 4.50%, 11/11/2032	CZK	35,960	1,752
Series 156, 3.00%, 03/03/2033	CZK	13,630	600

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series 157, 3.60%, 06/03/2036	CZK	24,020	1,060
Series 158, 4.00%, 04/04/2044	CZK	10,000	430
Series 160, 4.25%, 10/24/2034	CZK	47,520	2,250
Denmark Government Bond, (Denmark),
Series 10Y, 0.50%, 11/15/2027	DKK	20,078	3,077
Series 10Y, 0.50%, 11/15/2029	DKK	20,004	2,961
Series 10Y, 2.25%, 11/15/2035	DKK	10,690	1,638
Series 31Y, 4.50%, 11/15/2039	DKK	27,090	5,162
Series 32Y, 0.25%, 11/15/2052	DKK	22,551	1,809
Series G, 0.00%, 11/15/2031	DKK	16,570	2,283
Series G, 2.25%, 11/15/2033	DKK	3,650	570
Series TWIN, 0.00%, 11/15/2031	DKK	14,257	1,962
Series TWIN, 2.25%, 11/15/2033	DKK	23,390	3,646
Estonia Government International Bond, (Estonia),
Reg. S, 3.25%, 01/17/2034	EUR	1,340	1,575
Series 10Y, Reg. S, 0.13%, 06/10/2030	EUR	200	207
Series 10Y, Reg. S, 4.00%, 10/12/2032	EUR	290	360
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.05%, 10/17/2029	EUR	9,000	9,595
Reg. S, 0.05%, 01/18/2052	EUR	1,000	465
Reg. S, 1.20%, 02/17/2045	EUR	2,325	1,827
Reg. S, 1.70%, 02/13/2043	EUR	1,900	1,694
Reg. S, 1.75%, 07/17/2053	EUR	2,050	1,590
Reg. S, 2.00%, 02/28/2056	EUR	2,000	1,618
Reg. S, 2.38%, 06/21/2032	EUR	5,000	5,729
Reg. S, 2.75%, 12/03/2029	EUR	1,020	1,210
Reg. S, 3.38%, 04/03/2037	EUR	3,000	3,577
European Stability Mechanism, (Supranational),
Reg. S, 0.01%, 03/04/2030	EUR	1,900	2,003
Reg. S, 0.75%, 09/05/2028	EUR	2,750	3,092
Reg. S, 0.88%, 07/18/2042	EUR	1,020	813
Reg. S, 1.75%, 10/20/2045	EUR	1,050	926
Reg. S, 1.85%, 12/01/2055	EUR	180	141
Reg. S, 2.38%, 09/30/2027	EUR	5,000	5,900
European Union, (Supranational),
Reg. S, 0.00%, 10/04/2028	EUR	5,000	5,487
Reg. S, 0.00%, 04/22/2031	EUR	5,800	5,892
Reg. S, 0.45%, 07/04/2041	EUR	13,800	10,124
Reg. S, 0.70%, 07/06/2051	EUR	5,900	3,412
Reg. S, 0.75%, 04/04/2031	EUR	3,925	4,174
Reg. S, 1.00%, 07/06/2032	EUR	5,800	6,078
Reg. S, 1.13%, 04/04/2036	EUR	1,265	1,215
Reg. S, 1.38%, 10/04/2029	EUR	8,000	9,006
Reg. S, 1.50%, 10/04/2035	EUR	5,000	5,043
Reg. S, 2.88%, 10/05/2029	EUR	5,000	5,969
Reg. S, 3.38%, 04/04/2032	EUR	1,200	1,455
Reg. S, 3.38%, 10/04/2038	EUR	10,000	11,664

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 3.38%, 10/05/2054	EUR	2,300	2,412
Reg. S, 3.75%, 04/04/2042	EUR	5,015	5,941
Series SURE, Reg. S, 0.00%, 10/04/2030	EUR	10,000	10,353
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	7,675	5,485
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	9,600	8,275
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	648
Series SURE, Reg. S, 0.45%, 05/02/2046	EUR	5,000	3,160
Series SURE, Reg. S, 0.75%, 01/04/2047	EUR	5,000	3,375
Series SURE, Reg. S, 1.13%, 06/04/2037	EUR	5,000	4,673
Export Development Canada, (Canada),
Reg. S, 2.63%, 01/18/2029	EUR	500	590
Reg. S, 2.88%, 01/19/2028	EUR	1,000	1,189
Export-Import Bank of China (The), (China),
Series 1910, 3.86%, 05/20/2029	CNY	97,800	14,711
Series 2007, 3.26%, 02/24/2027	CNY	86,000	12,345
Series 2010, 3.23%, 03/23/2030	CNY	64,400	9,570
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,528
Series 2110, 3.38%, 07/16/2031	CNY	12,900	1,953
Series 2205, 2.61%, 01/27/2027	CNY	18,000	2,558
Series 2210, 3.18%, 03/11/2032	CNY	163,400	24,592
Series 2211, 2.90%, 08/19/2032	CNY	106,600	15,823
Series 2215, 2.82%, 06/17/2027	CNY	86,000	12,303
Series 2305, 2.87%, 02/06/2028	CNY	158,300	22,793
Series 2310, 3.10%, 02/13/2033	CNY	107,200	16,158
Series 2311, 2.85%, 07/07/2033	CNY	65,300	9,706
Series 2315, 2.50%, 08/04/2028	CNY	7,000	1,003
Series 2410, 2.44%, 04/12/2034	CNY	28,100	4,071
Series 2415, 1.86%, 11/08/2029	CNY	48,000	6,746
Export-Import Bank of Korea, (South Korea), 3.63%, 09/18/2027	EUR	500	602
Finland Government Bond, (Finland),
Series 4Y, Reg. S, 1.38%, 04/15/2027 (e)	EUR	1,760	2,046
Series 6Y, Reg. S, 2.50%, 04/15/2030 (e)	EUR	1,810	2,129
Series 6Y, Reg. S, 2.88%, 04/15/2029 (e)	EUR	1,160	1,386
Series 10Y, Reg. S, 0.00%, 09/15/2030 (e)	EUR	2,350	2,437
Series 10Y, Reg. S, 0.13%, 09/15/2031 (e)	EUR	2,215	2,241
Series 10Y, Reg. S, 0.50%, 09/15/2027 (e)	EUR	660	751
Series 10Y, Reg. S, 0.50%, 09/15/2028 (e)	EUR	3,874	4,325
Series 10Y, Reg. S, 0.50%, 09/15/2029 (e)	EUR	3,660	3,995
Series 10Y, Reg. S, 1.50%, 09/15/2032 (e)	EUR	4,460	4,815
Series 10Y, Reg. S, 3.00%, 09/15/2033 (e)	EUR	2,520	2,983
Series 10Y, Reg. S, 3.00%, 09/15/2034 (e)	EUR	3,060	3,597
Series 10Y, Reg. S, 3.00%, 09/15/2035 (e)	EUR	2,030	2,366
Series 15Y, Reg. S, 2.75%, 04/15/2038 (e)	EUR	1,780	1,975
Series 16Y, Reg. S, 0.13%, 04/15/2036 (e)	EUR	1,010	865
Series 16Y, Reg. S, 0.75%, 04/15/2031 (e)	EUR	1,321	1,405
Series 16Y, Reg. S, 1.13%, 04/15/2034 (e)	EUR	1,981	2,006
Series 16Y, Reg. S, 2.75%, 07/04/2028 (e)	EUR	960	1,146

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series 20Y, Reg. S, 0.25%, 09/15/2040 (e)	EUR	1,774	1,314
Series 21Y, Reg. S, 0.50%, 04/15/2043 (e)	EUR	1,700	1,213
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	3,237	2,540
Series 30Y, Reg. S, 2.63%, 07/04/2042 (e)	EUR	1,375	1,443
Series 31Y, Reg. S, 0.13%, 04/15/2052 (e)	EUR	1,470	707
Series 31Y, Reg. S, 2.95%, 04/15/2055	EUR	1,450	1,463
Finnvera OYJ, (Finland),
Reg. S, 0.00%, 09/15/2027	EUR	500	562
Reg. S, 0.38%, 04/09/2029	EUR	300	327
Reg. S, 0.75%, 08/07/2028	EUR	1,300	1,460
Reg. S, 1.13%, 05/17/2032	EUR	500	529
Reg. S, 1.25%, 07/14/2033	EUR	200	208
Reg. S, 2.13%, 03/08/2028	EUR	300	351
Reg. S, 2.88%, 08/30/2029	EUR	500	594
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 02/25/2027 (e)	EUR	14,425	16,453
Reg. S, 0.00%, 11/25/2029 (e)	EUR	26,745	28,246
Reg. S, 0.00%, 11/25/2030 (e)	EUR	20,270	20,677
Reg. S, 0.00%, 11/25/2031 (e)	EUR	23,194	22,784
Reg. S, 0.00%, 05/25/2032 (e)	EUR	20,030	19,279
Reg. S, 0.25%, 11/25/2026 (e)	EUR	11,736	13,499
Reg. S, 0.50%, 05/25/2029 (e)	EUR	20,987	22,936
Reg. S, 0.50%, 05/25/2040 (e)	EUR	15,482	11,371
Reg. S, 0.50%, 06/25/2044 (e)	EUR	6,905	4,386
Reg. S, 0.50%, 05/25/2072 (e)	EUR	5,383	1,616
Reg. S, 0.75%, 02/25/2028 (e)	EUR	15,280	17,316
Reg. S, 0.75%, 05/25/2028 (e)	EUR	21,873	24,672
Reg. S, 0.75%, 11/25/2028 (e)	EUR	17,957	20,039
Reg. S, 0.75%, 05/25/2052 (e)	EUR	12,577	6,601
Reg. S, 0.75%, 05/25/2053 (e)	EUR	14,248	7,246
Reg. S, 1.00%, 05/25/2027 (e)	EUR	14,218	16,397
Reg. S, 1.25%, 05/25/2034 (e)	EUR	19,656	19,501
Reg. S, 1.25%, 05/25/2036 (e)	EUR	15,614	14,587
Reg. S, 1.25%, 05/25/2038 (e)	EUR	11,360	9,991
Reg. S, 1.50%, 05/25/2031 (e)	EUR	17,733	19,369
Reg. S, 1.50%, 05/25/2050 (e)	EUR	10,300	7,096
Reg. S, 1.75%, 06/25/2039 (e)	EUR	12,077	11,109
Reg. S, 1.75%, 05/25/2066 (e)	EUR	6,876	4,108
Reg. S, 2.00%, 11/25/2032 (e)	EUR	15,450	16,867
Reg. S, 2.00%, 05/25/2048 (e)	EUR	8,507	6,856
Reg. S, 2.40%, 09/24/2028 (e)	EUR	8,640	10,152
Reg. S, 2.50%, 09/24/2027 (e)	EUR	17,730	20,947
Reg. S, 2.50%, 05/25/2030 (e)	EUR	23,631	27,540
Reg. S, 2.50%, 05/25/2043 (e)	EUR	8,540	8,121
Reg. S, 2.70%, 02/25/2031 (e)	EUR	4,490	5,238
Reg. S, 2.75%, 10/25/2027 (e)	EUR	23,049	27,366
Reg. S, 2.75%, 02/25/2029 (e)	EUR	23,820	28,221

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 2.75%, 02/25/2030 (e)	EUR	17,140	20,209
Reg. S, 3.00%, 05/25/2033 (e)	EUR	20,400	23,642
Reg. S, 3.00%, 11/25/2034 (e)	EUR	15,600	17,747
Reg. S, 3.00%, 06/25/2049 (e)	EUR	5,020	4,863
Reg. S, 3.00%, 05/25/2054 (e)	EUR	11,040	10,168
Reg. S, 3.20%, 05/25/2035 (e)	EUR	17,950	20,621
Reg. S, 3.25%, 05/25/2045 (e)	EUR	11,085	11,597
Reg. S, 3.25%, 05/25/2055 (e)	EUR	7,930	7,628
Reg. S, 3.50%, 11/25/2033 (e)	EUR	17,085	20,397
Reg. S, 3.60%, 05/25/2042 (e)	EUR	3,890	4,350
Reg. S, 3.75%, 05/25/2056 (e)	EUR	3,430	3,605
Reg. S, 4.00%, 10/25/2038 (e)	EUR	6,769	8,144
Reg. S, 4.00%, 04/25/2055 (e)	EUR	6,181	6,870
Reg. S, 4.00%, 04/25/2060 (e)	EUR	6,967	7,608
Reg. S, 4.50%, 04/25/2041 (e)	EUR	13,642	17,118
Reg. S, 4.75%, 04/25/2035 (e)	EUR	11,727	15,237
Reg. S, 5.50%, 04/25/2029 (e)	EUR	4,037	5,221
Reg. S, 5.75%, 10/25/2032 (e)	EUR	1,029	1,411
Hellenic Republic Government Bond, (Greece),
Reg. S, 0.75%, 06/18/2031 (e)	EUR	2,170	2,271
Reg. S, 1.50%, 06/18/2030 (e)	EUR	2,940	3,279
Reg. S, 1.75%, 06/18/2032 (e)	EUR	1,410	1,532
Reg. S, 1.88%, 02/04/2035 (e)	EUR	1,910	1,979
Reg. S, 1.88%, 01/24/2052 (e)	EUR	1,580	1,186
Reg. S, 3.38%, 06/15/2034 (e)	EUR	1,480	1,753
Reg. S, 3.63%, 06/15/2035 (e)	EUR	1,725	2,065
Reg. S, 3.75%, 01/30/2028	EUR	1,400	1,701
Reg. S, 3.88%, 06/15/2028 (e)	EUR	3,540	4,326
Reg. S, 3.88%, 03/12/2029 (e)	EUR	1,480	1,820
Reg. S, 3.90%, 01/30/2033	EUR	2,030	2,507
Reg. S, 4.00%, 01/30/2037	EUR	2,000	2,447
Reg. S, 4.13%, 06/15/2054 (e)	EUR	1,000	1,146
Reg. S, 4.20%, 01/30/2042	EUR	2,590	3,168
Reg. S, 4.25%, 06/15/2033 (e)	EUR	1,050	1,326
Reg. S, 4.38%, 07/18/2038 (e)	EUR	1,100	1,385
Hong Kong Government Bond Programme, (Hong Kong),
1.59%, 03/04/2036	HKD	3,100	344
1.97%, 01/17/2029	HKD	2,400	304
2.02%, 03/07/2034	HKD	3,000	357
Hong Kong Government Infrastructure Bond Programme, (Hong Kong), 3.84%, 01/16/2035	HKD	1,000	137
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.95%, 06/07/2028	CNH	8,500	1,230
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,424
Reg. S, 3.30%, 06/07/2033	CNH	16,000	2,436
Housing Australia, (Australia), Reg. S, 1.41%, 06/29/2032	AUD	460	251
Hungary Government Bond, (Hungary),
Series 26/E, 1.50%, 04/22/2026	HUF	100,410	295

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	232
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	550
Series 28/B, 4.50%, 03/23/2028	HUF	422,060	1,217
Series 28/A, 6.75%, 10/22/2028	HUF	775,000	2,355
Series 29/A, 2.00%, 05/23/2029	HUF	200,000	518
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	771
Series 31/A, 3.25%, 10/22/2031	HUF	207,050	526
Series 31/B, 6.75%, 07/23/2031	HUF	896,160	2,731
Series 32/G, 4.50%, 05/27/2032	HUF	372,050	992
Series 32/A, 4.75%, 11/24/2032	HUF	954,660	2,562
Series 33/A, 2.25%, 04/20/2033	HUF	194,590	434
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	214
Series 35/A, 7.00%, 10/24/2035	HUF	338,080	1,027
Series 38/A, 3.00%, 10/27/2038	HUF	318,380	636
Series 41/A, 3.00%, 04/25/2041	HUF	149,290	277
Hungary Government International Bond, (Hungary),
Series 10Y, Reg. S, 0.50%, 11/18/2030	EUR	1,000	1,026
Series 10Y, Reg. S, 1.75%, 10/10/2027	EUR	825	956
Series 12Y, Reg. S, 1.63%, 04/28/2032	EUR	1,000	1,039
Series 15Y, Reg. S, 1.75%, 06/05/2035	EUR	2,000	1,910
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,832
Reg. S, 3.75%, 06/14/2028	EUR	1,000	1,205
5.60%, 01/15/2035		200	211
Indonesia Treasury Bond, (Indonesia),
Series 100, 6.63%, 02/15/2034	IDR	49,992,000	3,052
Series 101, 6.88%, 04/15/2029	IDR	78,464,000	4,934
Series 102, 6.88%, 07/15/2054	IDR	19,512,000	1,165
Series 103, 6.75%, 07/15/2035	IDR	126,883,000	7,811
Series 104, 6.50%, 07/15/2030	IDR	37,868,000	2,366
Series 106, 7.13%, 08/15/2040	IDR	68,575,000	4,241
Series 107, 7.13%, 08/15/2045	IDR	48,289,000	2,982
Series 108, 6.50%, 04/15/2036	IDR	23,254,000	1,407
Series FR56, 8.38%, 09/15/2026	IDR	3,269,000	202
Series FR65, 6.63%, 05/15/2033	IDR	400,000	25
Series FR67, 8.75%, 02/15/2044	IDR	2,074,000	148
Series FR75, 7.50%, 05/15/2038	IDR	1,300,000	83
Series FR76, 7.38%, 05/15/2048	IDR	26,953,000	1,695
Series FR78, 8.25%, 05/15/2029	IDR	1,000,000	66
Series FR79, 8.38%, 04/15/2039	IDR	13,027,000	890
Series FR80, 7.50%, 06/15/2035	IDR	47,876,000	3,092
Series FR82, 7.00%, 09/15/2030	IDR	38,229,000	2,433
Series FR83, 7.50%, 04/15/2040	IDR	65,817,000	4,194
Series FR87, 6.50%, 02/15/2031	IDR	129,043,000	8,058
Series FR89, 6.88%, 08/15/2051	IDR	34,705,000	2,076
Series FR90, 5.13%, 04/15/2027	IDR	100,000,000	6,001
Series FR91, 6.38%, 04/15/2032	IDR	69,446,000	4,281

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series FR95, 6.38%, 08/15/2028	IDR	98,058,000	6,067
Series FR96, 7.00%, 02/15/2033	IDR	89,577,000	5,634
Series FR97, 7.13%, 06/15/2043	IDR	40,858,000	2,512
Series FR98, 7.13%, 06/15/2038	IDR	12,000,000	744
Instituto de Credito Oficial, (Spain),
Reg. S, 2.65%, 01/31/2028	EUR	100	118
Reg. S, 2.70%, 10/31/2030	EUR	400	470
Reg. S, 3.05%, 10/31/2027	EUR	1,000	1,195
Reg. S, 3.05%, 04/30/2031	EUR	400	478
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2031	EUR	2,377	2,388
Reg. S, 0.20%, 05/15/2027	EUR	4,480	5,107
Reg. S, 0.20%, 10/18/2030	EUR	2,541	2,664
Reg. S, 0.35%, 10/18/2032	EUR	1,460	1,457
Reg. S, 0.40%, 05/15/2035	EUR	3,030	2,788
Reg. S, 0.55%, 04/22/2041	EUR	1,035	802
Reg. S, 0.90%, 05/15/2028	EUR	1,812	2,063
Reg. S, 1.10%, 05/15/2029	EUR	2,567	2,892
Reg. S, 1.30%, 05/15/2033	EUR	1,230	1,302
Reg. S, 1.35%, 03/18/2031	EUR	3,315	3,670
Reg. S, 1.50%, 05/15/2050	EUR	3,043	2,381
Reg. S, 1.70%, 05/15/2037	EUR	2,440	2,468
Reg. S, 2.00%, 02/18/2045	EUR	3,485	3,250
Reg. S, 2.40%, 05/15/2030	EUR	2,350	2,756
Reg. S, 2.60%, 10/18/2034	EUR	1,880	2,146
Reg. S, 3.00%, 10/18/2043	EUR	1,850	2,045
Reg. S, 3.15%, 10/18/2055	EUR	920	976
Israel Government AID Bond, (Israel), Series 30Y, 5.50%, 09/18/2033		525	563
Israel Government Bond - Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	102
Series 327, 2.00%, 03/31/2027	ILS	800	237
Series 330, 1.00%, 03/31/2030	ILS	1,200	321
Series 335, 4.00%, 03/30/2035	ILS	330	101
Series 537, 1.50%, 05/31/2037	ILS	305	70
Italy Buoni Poliennali Del Tesoro, (Italy),
Series 2Y, Reg. S, 2.55%, 02/25/2027	EUR	2,860	3,376
Series 3Y, Reg. S, 2.65%, 06/15/2028	EUR	5,800	6,862
Series 3Y, Reg. S, 2.70%, 10/15/2027	EUR	3,650	4,324
Series 3Y, Reg. S, 2.95%, 02/15/2027	EUR	3,600	4,272
Series 3Y, Reg. S, 3.45%, 07/15/2027	EUR	4,600	5,518
Series 4Y, Reg. S, 2.35%, 01/15/2029	EUR	2,260	2,643
Series 5Y, Reg. S, 1.10%, 04/01/2027	EUR	11,610	13,429
Series 5Y, Reg. S, 2.65%, 12/01/2027	EUR	9,680	11,465
Series 5Y, Reg. S, 2.70%, 10/01/2030 (e)	EUR	2,330	2,723
Series 5Y, Reg. S, 3.00%, 10/01/2029	EUR	2,545	3,034
Series 5Y, Reg. S, 3.35%, 07/01/2029	EUR	7,570	9,139
Series 5Y, Reg. S, 3.40%, 04/01/2028	EUR	8,170	9,849

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series 5Y, Reg. S, 3.80%, 08/01/2028	EUR	5,890	7,188
Series 5Y, Reg. S, 4.10%, 02/01/2029	EUR	2,195	2,711
Series 7Y, Reg. S, 0.25%, 03/15/2028	EUR	11,660	13,044
Series 7Y, Reg. S, 0.45%, 02/15/2029	EUR	1,360	1,496
Series 7Y, Reg. S, 0.50%, 07/15/2028	EUR	4,074	4,552
Series 7Y, Reg. S, 0.95%, 09/15/2027	EUR	3,660	4,200
Series 7Y, Reg. S, 2.80%, 06/15/2029	EUR	4,820	5,718
Series 7Y, Reg. S, 3.15%, 11/15/2031 (e)	EUR	5,100	6,041
Series 7Y, Reg. S, 3.25%, 07/15/2032 (e)	EUR	8,450	10,012
Series 7Y, Reg. S, 3.45%, 07/15/2031	EUR	6,590	7,950
Series 7Y, Reg. S, 3.50%, 02/15/2031 (e)	EUR	4,310	5,220
Series 7Y, Reg. S, 3.70%, 06/15/2030	EUR	4,010	4,911
Series 7Y, Reg. S, 3.85%, 12/15/2029	EUR	8,510	10,478
Series 7Y, Reg. S, 4.00%, 11/15/2030	EUR	12,140	15,061
Series 8Y, Reg. S, 0.85%, 01/15/2027 (e)	EUR	18,085	20,918
Series 8Y, Reg. S, 4.00%, 10/30/2031 (e)	EUR	2,740	3,412
Series 10Y, Reg. S, 0.60%, 08/01/2031 (e)	EUR	14,464	14,905
Series 10Y, Reg. S, 0.95%, 08/01/2030	EUR	12,390	13,400
Series 10Y, Reg. S, 0.95%, 12/01/2031 (e)	EUR	9,585	9,992
Series 10Y, Reg. S, 0.95%, 06/01/2032	EUR	8,745	8,992
Series 10Y, Reg. S, 1.25%, 12/01/2026	EUR	5,337	6,213
Series 10Y, Reg. S, 1.65%, 12/01/2030 (e)	EUR	6,944	7,713
Series 10Y, Reg. S, 2.00%, 02/01/2028	EUR	7,282	8,511
Series 10Y, Reg. S, 2.05%, 08/01/2027	EUR	3,580	4,197
Series 10Y, Reg. S, 2.20%, 06/01/2027	EUR	4,857	5,714
Series 10Y, Reg. S, 2.50%, 12/01/2032	EUR	9,410	10,620
Series 10Y, Reg. S, 2.80%, 12/01/2028	EUR	12,440	14,810
Series 10Y, Reg. S, 3.00%, 08/01/2029	EUR	11,056	13,220
Series 10Y, Reg. S, 3.60%, 10/01/2035	EUR	5,540	6,546
Series 10Y, Reg. S, 3.65%, 08/01/2035 (e)	EUR	6,330	7,526
Series 10Y, Reg. S, 3.85%, 07/01/2034	EUR	9,820	11,958
Series 10Y, Reg. S, 4.20%, 03/01/2034	EUR	6,290	7,866
Series 10Y, Reg. S, 4.35%, 11/01/2033	EUR	7,510	9,496
Series 10Y, Reg. S, 4.40%, 05/01/2033	EUR	6,270	7,963
Series 11Y, Reg. S, 0.90%, 04/01/2031	EUR	17,937	18,993
Series 11Y, Reg. S, 1.35%, 04/01/2030	EUR	3,150	3,501
Series 11Y, Reg. S, 3.85%, 02/01/2035	EUR	6,060	7,350
Series 13Y, Reg. S, 4.00%, 04/30/2035 (e)	EUR	3,670	4,531
Series 13Y, Reg. S, 4.05%, 10/30/2037 (e)	EUR	3,520	4,279
Series 15Y, Reg. S, 2.45%, 09/01/2033 (e)	EUR	5,140	5,720
Series 15Y, Reg. S, 3.85%, 10/01/2040 (e)	EUR	7,430	8,622
Series 15Y, Reg. S, 4.15%, 10/01/2039 (e)	EUR	6,260	7,571
Series 15Y, Reg. S, 4.75%, 09/01/2028 (e)	EUR	16,730	20,964
Series 16Y, Reg. S, 0.95%, 03/01/2037 (e)	EUR	11,714	10,318
Series 16Y, Reg. S, 1.45%, 03/01/2036 (e)	EUR	4,659	4,479
Series 16Y, Reg. S, 3.25%, 03/01/2038 (e)	EUR	3,490	3,899
Series 16Y, Reg. S, 3.35%, 03/01/2035 (e)	EUR	8,010	9,375

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series 16Y, Reg. S, 3.50%, 03/01/2030 (e)	EUR	6,136	7,474
Series 17Y, Reg. S, 1.65%, 03/01/2032 (e)	EUR	10,936	11,853
Series 20Y, Reg. S, 2.25%, 09/01/2036 (e)	EUR	8,984	9,302
Series 20Y, Reg. S, 2.95%, 09/01/2038 (e)	EUR	4,560	4,915
Series 20Y, Reg. S, 4.10%, 04/30/2046 (e)	EUR	2,180	2,548
Series 20Y, Reg. S, 4.45%, 09/01/2043 (e)	EUR	4,560	5,594
Series 21Y, Reg. S, 1.80%, 03/01/2041 (e)	EUR	7,244	6,399
Series 21Y, Reg. S, 3.10%, 03/01/2040 (e)	EUR	5,442	5,846
Series 24Y, Reg. S, 1.50%, 04/30/2045 (e)	EUR	4,831	3,716
Series 30Y, Reg. S, 2.15%, 09/01/2052 (e)	EUR	4,461	3,470
Series 30Y, Reg. S, 2.45%, 09/01/2050 (e)	EUR	4,532	3,856
Series 30Y, Reg. S, 3.85%, 09/01/2049 (e)	EUR	6,680	7,396
Series 30Y, Reg. S, 4.30%, 10/01/2054 (e)	EUR	6,280	7,244
Series 30Y, Reg. S, 4.50%, 10/01/2053 (e)	EUR	4,795	5,734
Series 30Y, Reg. S, 6.50%, 11/01/2027	EUR	890	1,136
Series 30Y, Reg. S, 7.25%, 11/01/2026	EUR	8,915	11,050
Series 31Y, Reg. S, 1.70%, 09/01/2051 (e)	EUR	6,887	4,889
Series 31Y, Reg. S, 2.70%, 03/01/2047 (e)	EUR	5,110	4,769
Series 31Y, Reg. S, 3.25%, 09/01/2046 (e)	EUR	5,776	5,927
Series 31Y, Reg. S, 3.45%, 03/01/2048 (e)	EUR	6,475	6,786
Series 31Y, Reg. S, 4.00%, 02/01/2037 (e)	EUR	8,430	10,261
Series 31Y, Reg. S, 4.75%, 09/01/2044 (e)	EUR	7,475	9,543
Series 31Y, Reg. S, 5.00%, 08/01/2034 (e)	EUR	7,686	10,164
Series 31Y, Reg. S, 5.00%, 09/01/2040 (e)	EUR	5,940	7,841
Series 31Y, Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,307
Series 31Y, Reg. S, 5.75%, 02/01/2033	EUR	1,260	1,729
Series 31Y, Reg. S, 6.00%, 05/01/2031	EUR	4,453	6,087
Series 32Y, Reg. S, 5.00%, 08/01/2039 (e)	EUR	7,023	9,284
Series 50Y, Reg. S, 2.15%, 03/01/2072 (e)	EUR	2,770	1,906
Series 50Y, Reg. S, 2.80%, 03/01/2067 (e)	EUR	3,265	2,699
Japan Bank for International Cooperation, (Japan), 3.13%, 02/15/2028	EUR	1,000	1,194
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	699
Series 75, 1.96%, 09/19/2031	JPY	100,000	693
Japan Government Five Year Bond, (Japan),
Series 148, 0.01%, 06/20/2026	JPY	409,750	2,757
Series 150, 0.01%, 12/20/2026	JPY	1,477,150	9,889
Series 151, 0.01%, 03/20/2027	JPY	2,608,000	17,417
Series 152, 0.10%, 03/20/2027	JPY	3,244,700	21,699
Series 153, 0.01%, 06/20/2027	JPY	3,481,550	23,184
Series 154, 0.10%, 09/20/2027	JPY	4,855,000	32,303
Series 155, 0.30%, 12/20/2027	JPY	3,260,550	21,737
Series 156, 0.20%, 12/20/2027	JPY	2,120,000	14,103
Series 157, 0.20%, 03/20/2028	JPY	2,759,850	18,312
Series 158, 0.10%, 03/20/2028	JPY	4,656,250	30,818
Series 159, 0.10%, 06/20/2028	JPY	809,100	5,340
Series 160, 0.20%, 06/20/2028	JPY	1,579,900	10,454

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series 161, 0.30%, 06/20/2028	JPY	1,290,000	8,560
Series 162, 0.30%, 09/20/2028	JPY	1,658,300	10,975
Series 163, 0.40%, 09/20/2028	JPY	984,400	6,534
Series 164, 0.20%, 12/20/2028	JPY	3,606,700	23,731
Series 165, 0.30%, 12/20/2028	JPY	1,529,000	10,091
Series 167, 0.40%, 03/20/2029	JPY	2,435,000	16,081
Series 168, 0.60%, 03/20/2029	JPY	800,000	5,319
Series 170, 0.60%, 06/20/2029	JPY	1,390,400	9,223
Series 171, 0.40%, 06/20/2029	JPY	2,000,000	13,169
Series 172, 0.50%, 06/20/2029	JPY	1,033,250	6,828
Series 174, 0.70%, 09/20/2029	JPY	450,000	2,989
Series 175, 0.90%, 12/20/2029	JPY	2,000,000	13,367
Series 177, 1.10%, 12/20/2029	JPY	1,853,000	12,486
Series 178, 1.00%, 03/20/2030	JPY	620,000	4,155
Series 179, 1.00%, 06/20/2030	JPY	709,600	4,748
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	637
Series 3, 2.20%, 03/20/2050	JPY	955,350	5,693
Series 6, 1.90%, 03/20/2053	JPY	650	4
Series 7, 1.70%, 03/20/2054	JPY	127,050	642
Series 8, 1.40%, 03/20/2055	JPY	495,250	2,276
Series 9, 0.40%, 03/20/2056	JPY	2,373,650	7,763
Series 10, 0.90%, 03/20/2057	JPY	174,350	674
Series 11, 0.80%, 03/20/2058	JPY	878,650	3,223
Series 12, 0.50%, 03/20/2059	JPY	235,700	749
Series 13, 0.50%, 03/20/2060	JPY	1,120,850	3,492
Series 14, 0.70%, 03/20/2061	JPY	650,000	2,149
Series 15, 1.00%, 03/20/2062	JPY	992,950	3,603
Series 16, 1.30%, 03/20/2063	JPY	1,902,350	7,515
Series 17, 2.20%, 03/20/2064	JPY	1,138,950	5,907
Series 18, 3.10%, 03/20/2065	JPY	420,300	2,718
Japan Government Ten Year Bond, (Japan),
Series 1, 0.70%, 12/20/2033	JPY	2,982,750	18,877
Series 2, 1.00%, 03/20/2034	JPY	1,707,350	11,037
Series 345, 0.10%, 12/20/2026	JPY	1,521,950	10,201
Series 346, 0.10%, 03/20/2027	JPY	2,185,600	14,616
Series 347, 0.10%, 06/20/2027	JPY	2,600,000	17,341
Series 348, 0.10%, 09/20/2027	JPY	320,850	2,135
Series 349, 0.10%, 12/20/2027	JPY	852,200	5,656
Series 350, 0.10%, 03/20/2028	JPY	2,453,900	16,241
Series 351, 0.10%, 06/20/2028	JPY	240,150	1,585
Series 353, 0.10%, 12/20/2028	JPY	4,700,000	30,816
Series 354, 0.10%, 03/20/2029	JPY	900,000	5,882
Series 356, 0.10%, 09/20/2029	JPY	4,537,200	29,431
Series 357, 0.10%, 12/20/2029	JPY	1,699,400	10,982
Series 358, 0.10%, 03/20/2030	JPY	4,869,700	31,355
Series 359, 0.10%, 06/20/2030	JPY	5,103,550	32,729

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series 360, 0.10%, 09/20/2030	JPY	1,875,850	11,988
Series 361, 0.10%, 12/20/2030	JPY	4,001,300	25,477
Series 362, 0.10%, 03/20/2031	JPY	2,192,950	13,907
Series 363, 0.10%, 06/20/2031	JPY	2,506,200	15,828
Series 364, 0.10%, 09/20/2031	JPY	3,051,900	19,189
Series 365, 0.10%, 12/20/2031	JPY	1,440,250	9,016
Series 366, 0.20%, 03/20/2032	JPY	6,734,750	42,254
Series 367, 0.20%, 06/20/2032	JPY	4,129,800	25,799
Series 368, 0.20%, 09/20/2032	JPY	2,981,650	18,544
Series 369, 0.50%, 12/20/2032	JPY	181,000	1,146
Series 370, 0.50%, 03/20/2033	JPY	4,442,700	28,009
Series 371, 0.40%, 06/20/2033	JPY	1,760,000	10,964
Series 372, 0.80%, 09/20/2033	JPY	1,805,150	11,567
Series 373, 0.60%, 12/20/2033	JPY	2,964,900	18,626
Series 374, 0.80%, 03/20/2034	JPY	3,940,600	25,077
Series 375, 1.10%, 06/20/2034	JPY	4,262,800	27,729
Series 376, 0.90%, 09/20/2034	JPY	2,672,550	17,035
Series 377, 1.20%, 12/20/2034	JPY	5,359,350	34,981
Series 378, 1.40%, 03/20/2035	JPY	3,106,900	20,597
Series 379, 1.50%, 06/20/2035	JPY	2,945,600	19,662
Japan Government Thirty Year Bond, (Japan),
Series 11, 1.70%, 06/20/2033	JPY	100,000	687
Series 21, 2.30%, 12/20/2035	JPY	704,850	5,036
Series 22, 2.50%, 03/20/2036	JPY	116,250	845
Series 24, 2.50%, 09/20/2036	JPY	46,950	340
Series 33, 2.00%, 09/20/2040	JPY	333,000	2,191
Series 34, 2.20%, 03/20/2041	JPY	23,000	154
Series 37, 1.90%, 09/20/2042	JPY	355,250	2,240
Series 40, 1.80%, 09/20/2043	JPY	651,750	3,985
Series 42, 1.70%, 03/20/2044	JPY	1,650,000	9,837
Series 43, 1.70%, 06/20/2044	JPY	620,200	3,684
Series 44, 1.70%, 09/20/2044	JPY	764,000	4,518
Series 47, 1.60%, 06/20/2045	JPY	2,799,700	16,050
Series 49, 1.40%, 12/20/2045	JPY	2,264,500	12,401
Series 52, 0.50%, 09/20/2046	JPY	113,200	501
Series 54, 0.80%, 03/20/2047	JPY	955,400	4,485
Series 57, 0.80%, 12/20/2047	JPY	134,750	620
Series 58, 0.80%, 03/20/2048	JPY	1,110,150	5,069
Series 59, 0.70%, 06/20/2048	JPY	1,100,000	4,861
Series 60, 0.90%, 09/20/2048	JPY	390,250	1,801
Series 61, 0.70%, 12/20/2048	JPY	262,550	1,143
Series 62, 0.50%, 03/20/2049	JPY	1,345,950	5,508
Series 63, 0.40%, 06/20/2049	JPY	1,527,050	6,021
Series 64, 0.40%, 09/20/2049	JPY	702,800	2,745
Series 65, 0.40%, 12/20/2049	JPY	1,608,550	6,230
Series 66, 0.40%, 03/20/2050	JPY	1,997,550	7,657
Series 67, 0.60%, 06/20/2050	JPY	1,931,400	7,785

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series 68, 0.60%, 09/20/2050	JPY	1,404,800	5,606
Series 69, 0.70%, 12/20/2050	JPY	784,950	3,196
Series 70, 0.70%, 03/20/2051	JPY	70,950	286
Series 71, 0.70%, 06/20/2051	JPY	385,800	1,545
Series 73, 0.70%, 12/20/2051	JPY	8,000	32
Series 74, 1.00%, 03/20/2052	JPY	614,000	2,636
Series 75, 1.30%, 06/20/2052	JPY	56,000	260
Series 76, 1.40%, 09/20/2052	JPY	1,853,000	8,796
Series 77, 1.60%, 12/20/2052	JPY	925,150	4,606
Series 78, 1.40%, 03/20/2053	JPY	886,000	4,175
Series 79, 1.20%, 06/20/2053	JPY	823,050	3,657
Series 80, 1.80%, 09/20/2053	JPY	700,050	3,628
Series 81, 1.60%, 12/20/2053	JPY	1,036,600	5,094
Series 82, 1.80%, 03/20/2054	JPY	1,115,650	5,750
Series 83, 2.20%, 06/20/2054	JPY	431,000	2,435
Series 84, 2.10%, 09/20/2054	JPY	1,788,450	9,859
Series 85, 2.30%, 12/20/2054	JPY	962,700	5,551
Series 86, 2.40%, 03/20/2055	JPY	649,150	3,826
Series 87, 2.80%, 06/20/2055	JPY	1,018,150	6,528
Japan Government Twenty Year Bond, (Japan),
Series 105, 2.10%, 09/20/2028	JPY	214,950	1,499
Series 117, 2.10%, 03/20/2030	JPY	1,267,800	8,905
Series 118, 2.00%, 06/20/2030	JPY	2,006,800	14,048
Series 121, 1.90%, 09/20/2030	JPY	2,832,550	19,758
Series 122, 1.80%, 09/20/2030	JPY	924,000	6,415
Series 129, 1.80%, 06/20/2031	JPY	233,450	1,621
Series 131, 1.70%, 09/20/2031	JPY	1,135,600	7,842
Series 140, 1.70%, 09/20/2032	JPY	163,950	1,129
Series 142, 1.80%, 12/20/2032	JPY	1,010,900	7,005
Series 143, 1.60%, 03/20/2033	JPY	1,004,800	6,862
Series 147, 1.60%, 12/20/2033	JPY	2,100,000	14,286
Series 148, 1.50%, 03/20/2034	JPY	450,250	3,034
Series 149, 1.50%, 06/20/2034	JPY	498,700	3,354
Series 151, 1.20%, 12/20/2034	JPY	1,265,700	8,263
Series 153, 1.30%, 06/20/2035	JPY	5,464,050	35,814
Series 155, 1.00%, 12/20/2035	JPY	1,383,900	8,753
Series 156, 0.40%, 03/20/2036	JPY	309,750	1,831
Series 157, 0.20%, 06/20/2036	JPY	1,020,000	5,859
Series 160, 0.70%, 03/20/2037	JPY	258,000	1,541
Series 161, 0.60%, 06/20/2037	JPY	2,625,000	15,406
Series 163, 0.60%, 12/20/2037	JPY	754,550	4,373
Series 164, 0.50%, 03/20/2038	JPY	2,237,350	12,716
Series 165, 0.50%, 06/20/2038	JPY	1,056,350	5,962
Series 167, 0.50%, 12/20/2038	JPY	2,482,750	13,820
Series 168, 0.40%, 03/20/2039	JPY	1,174,200	6,398
Series 169, 0.30%, 06/20/2039	JPY	2,784,700	14,842
Series 170, 0.30%, 09/20/2039	JPY	1,591,150	8,412

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series 171, 0.30%, 12/20/2039	JPY	1,743,300	9,148
Series 172, 0.40%, 03/20/2040	JPY	2,467,150	13,050
Series 173, 0.40%, 06/20/2040	JPY	3,206,400	16,830
Series 174, 0.40%, 09/20/2040	JPY	3,088,700	16,080
Series 175, 0.50%, 12/20/2040	JPY	220,000	1,155
Series 176, 0.50%, 03/20/2041	JPY	1,173,050	6,114
Series 177, 0.40%, 06/20/2041	JPY	500,300	2,543
Series 178, 0.50%, 09/20/2041	JPY	1,210,950	6,218
Series 179, 0.50%, 12/20/2041	JPY	2,734,400	13,944
Series 180, 0.80%, 03/20/2042	JPY	1,190,000	6,356
Series 181, 0.90%, 06/20/2042	JPY	380,000	2,051
Series 182, 1.10%, 09/20/2042	JPY	481,400	2,673
Series 183, 1.40%, 12/20/2042	JPY	491,050	2,851
Series 184, 1.10%, 03/20/2043	JPY	1,628,650	8,946
Series 185, 1.10%, 06/20/2043	JPY	1,072,150	5,854
Series 186, 1.50%, 09/20/2043	JPY	489,850	2,851
Series 187, 1.30%, 12/20/2043	JPY	2,016,000	11,284
Series 188, 1.60%, 03/20/2044	JPY	2,420,550	14,193
Series 189, 1.90%, 06/20/2044	JPY	546,350	3,354
Series 190, 1.80%, 09/20/2044	JPY	2,372,750	14,267
Series 191, 2.00%, 12/20/2044	JPY	1,287,150	7,975
Series 192, 2.40%, 03/20/2045	JPY	599,400	3,946
Series 193, 2.50%, 06/20/2045	JPY	1,037,400	6,916
Japan Government Two Year Bond, (Japan),
Series 467, 0.60%, 12/01/2026	JPY	4,300,000	29,002
Series 471, 0.90%, 04/01/2027	JPY	2,500,000	16,910
Series 474, 0.70%, 07/01/2027	JPY	189,400	1,276
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,359
Series 108, 1.43%, 06/18/2027	JPY	100,000	680
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,345
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	111,612	795
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	377
Kazakhstan Government International Bond, (Kazakhstan),
Reg. S, 0.60%, 09/30/2026	EUR	10,000	11,493
Reg. S, 1.50%, 09/30/2034	EUR	400	397
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	7,220	9,724
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	5,870	7,315
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	2,602	3,264
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	3,093	3,555
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	4,538	5,284
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	5,227	5,589
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	3,510	3,432
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	2	2
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	4,937	3,806

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	3,041	2,131
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	5,330	6,125
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	2,277	1,759
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	1,890	1,793
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	7,892	8,922
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	2,674	2,787
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	7,684	8,547
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	3,696	2,749
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	4,341	4,547
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	2,925	2,159
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	8,976	10,094
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	3,367	3,354
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	3,048	1,073
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	7,160	7,127
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	3,485	2,261
Series 96, Reg. S, 2.75%, 04/22/2039 (e)	EUR	3,430	3,663
Series 97, Reg. S, 3.00%, 06/22/2033 (e)	EUR	6,650	7,815
Series 98, Reg. S, 3.30%, 06/22/2054 (e)	EUR	4,400	4,429
Series 99, Reg. S, 3.45%, 06/22/2043 (e)	EUR	949	1,057
Series 100, Reg. S, 2.85%, 10/22/2034 (e)	EUR	7,560	8,654
Series 101, Reg. S, 3.50%, 06/22/2055 (e)	EUR	1,920	1,991
Series 102, Reg. S, 2.70%, 10/22/2029 (e)	EUR	4,200	4,978
Series 103, Reg. S, 3.10%, 06/22/2035 (e)	EUR	2,970	3,442
Series 104, Reg. S, 3.45%, 06/22/2042 (e)	EUR	1,460	1,636
Series 105, Reg. S, 2.60%, 10/22/2030 (e)	EUR	2,280	2,674
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	1,500	1,591
Reg. S, 0.88%, 05/24/2027	EUR	500	574
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.26%, 10/27/2028	EUR	1,900	2,081
Reg. S, 1.96%, 07/19/2026	EUR	1,700	1,994
Reg. S, 2.74%, 03/05/2030	EUR	100	117
Reg. S, 3.71%, 04/11/2027	EUR	100	120
Korea Land & Housing Corp., (South Korea), Reg. S, 2.47%, 06/23/2028		1,000	949
Korea Treasury Bond, (South Korea),
Series 2603, 1.25%, 03/10/2026	KRW	4,145,000	2,940
Series 2612, 1.50%, 12/10/2026	KRW	569,490	402
Series 2612, 3.88%, 12/10/2026	KRW	9,000,000	6,524
Series 2703, 2.63%, 03/10/2027	KRW	27,300,000	19,498
Series 2706, 2.13%, 06/10/2027	KRW	9,300,000	6,585
Series 2706, 3.25%, 06/10/2027	KRW	4,000,000	2,885
Series 2803, 3.25%, 03/10/2028	KRW	110,000	80
Series 2806, 2.63%, 06/10/2028	KRW	13,179,330	9,394
Series 2809, 3.50%, 09/10/2028	KRW	8,153,550	5,954
Series 2903, 3.25%, 03/10/2029	KRW	9,700,000	7,045
Series 2909, 3.00%, 09/10/2029	KRW	10,000,000	7,203
Series 2912, 1.38%, 12/10/2029	KRW	5,000,000	3,371

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series 3003, 2.63%, 03/10/2030	KRW	6,000,000	4,253
Series 3006, 1.38%, 06/10/2030	KRW	11,707,090	7,829
Series 3009, 2.50%, 09/10/2030	KRW	4,419,200	3,114
Series 3012, 1.50%, 12/10/2030	KRW	4,710,160	3,145
Series 3106, 2.00%, 06/10/2031	KRW	4,491,310	3,065
Series 3112, 2.38%, 12/10/2031	KRW	3,360,920	2,333
Series 3206, 3.38%, 06/10/2032	KRW	8,676,480	6,364
Series 3212, 4.25%, 12/10/2032	KRW	1,100,000	851
Series 3306, 3.25%, 06/10/2033	KRW	6,160,000	4,481
Series 3312, 4.13%, 12/10/2033	KRW	4,024,390	3,106
Series 3406, 3.50%, 06/10/2034	KRW	6,536,490	4,844
Series 3412, 3.00%, 12/10/2034	KRW	7,796,800	5,561
Series 3506, 2.63%, 06/10/2035	KRW	3,816,950	2,643
Series 3509, 2.63%, 09/10/2035	KRW	2,028,750	1,401
Series 3709, 2.25%, 09/10/2037	KRW	3,000,000	1,984
Series 3809, 2.38%, 09/10/2038	KRW	1,406,080	940
Series 4009, 1.50%, 09/10/2040	KRW	3,474,140	2,034
Series 4109, 1.88%, 09/10/2041	KRW	2,115,790	1,298
Series 4209, 3.25%, 09/10/2042	KRW	2,355,460	1,742
Series 4212, 3.00%, 12/10/2042	KRW	70,000	50
Series 4309, 3.88%, 09/10/2043	KRW	12,433,490	9,993
Series 4409, 2.88%, 09/10/2044	KRW	10,521,210	7,401
Series 4509, 2.75%, 09/10/2045	KRW	675,510	467
Series 4803, 2.63%, 03/10/2048	KRW	6,000,000	4,056
Series 4903, 2.00%, 03/10/2049	KRW	6,124,620	3,679
Series 5003, 1.50%, 03/10/2050	KRW	11,626,530	6,235
Series 5103, 1.88%, 03/10/2051	KRW	22,578,710	13,094
Series 5203, 2.50%, 03/10/2052	KRW	3,428,680	2,255
Series 5303, 3.25%, 03/10/2053	KRW	4,251,170	3,218
Series 5309, 3.63%, 09/10/2053	KRW	3,979,440	3,220
Series 5403, 3.25%, 03/10/2054	KRW	13,164,020	9,998
Series 5409, 2.75%, 09/10/2054	KRW	4,506,000	3,118
Series 5503, 2.63%, 03/10/2055	KRW	15,481,460	10,465
Series 5509, 2.63%, 09/10/2055	KRW	494,380	335
Series 6609, 1.50%, 09/10/2066	KRW	1,261,010	620
Series 6809, 2.00%, 09/10/2068	KRW	1,200,000	692
Series 7009, 1.63%, 09/10/2070	KRW	1,207,190	611
Series 7209, 3.50%, 09/10/2072	KRW	1,437,770	1,230
Series 7409, 2.75%, 09/10/2074	KRW	3,600,000	2,582
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	100
Reg. S, 0.25%, 01/23/2030	EUR	1,000	1,058
Reg. S, 1.13%, 05/30/2028	EUR	390	442
Reg. S, 1.38%, 05/16/2036	EUR	610	579
Reg. S, 1.88%, 02/19/2049	EUR	540	431
Reg. S, 2.88%, 05/21/2030	EUR	1,260	1,481
Reg. S, 3.50%, 01/17/2028	EUR	650	782
Reg. S, 3.88%, 05/22/2029	EUR	1,020	1,248

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	400	543
Reg. S, 4.50%, 12/07/2038	GBP	110	138
5.10%, 03/07/2051	GBP	350	435
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.50%, 07/28/2050	EUR	560	281
Reg. S, 0.75%, 05/06/2030	EUR	440	470
Reg. S, 0.95%, 05/26/2027	EUR	500	574
Reg. S, 2.13%, 06/01/2032	EUR	1,010	1,110
Reg. S, 3.50%, 07/03/2031	EUR	1,500	1,806
Reg. S, 3.50%, 02/13/2034	EUR	510	602
Reg. S, 3.63%, 01/28/2040	EUR	880	990
Reg. S, 3.88%, 06/14/2033	EUR	800	972
Malaysia Government Bond, (Malaysia),
Series 119, 3.91%, 07/15/2026	MYR	5,600	1,342
Series 120, 4.07%, 06/15/2050	MYR	11,760	2,855
Series 122, 3.58%, 07/15/2032	MYR	14,190	3,403
Series 123, 4.46%, 03/31/2053	MYR	14,390	3,677
Series 124, 4.05%, 04/18/2039	MYR	17,970	4,437
Series 216, 4.74%, 03/15/2046	MYR	3,340	887
Series 219, 3.89%, 08/15/2029	MYR	11,100	2,700
Series 220, 2.63%, 04/15/2031	MYR	45,710	10,476
Series 222, 4.70%, 10/15/2042	MYR	8,700	2,304
Series 223, 3.52%, 04/20/2028	MYR	18,490	4,434
Series 224, 4.18%, 05/16/2044	MYR	8,610	2,141
Series 225, 3.48%, 07/02/2035	MYR	6,130	1,458
Series 316, 3.90%, 11/30/2026	MYR	27,500	6,614
Series 318, 4.64%, 11/07/2033	MYR	200	51
Series 322, 4.50%, 04/30/2029	MYR	10,000	2,476
Series 325, 3.92%, 07/15/2055	MYR	3,440	813
Series 415, 4.25%, 05/31/2035	MYR	5,790	1,465
Series 417, 3.90%, 11/16/2027	MYR	3,500	846
Series 418, 4.89%, 06/08/2038	MYR	8,100	2,170
Series 419, 3.83%, 07/05/2034	MYR	12,000	2,926
Series 518, 4.92%, 07/06/2048	MYR	4,000	1,099
Series 519, 3.76%, 05/22/2040	MYR	7,650	1,823
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	5,810	1,425
Series 120, 3.42%, 09/30/2027	MYR	3,270	782
Series 121, 3.45%, 07/15/2036	MYR	5,000	1,175
Series 122, 4.19%, 10/07/2032	MYR	2,140	532
Series 124, 4.28%, 03/23/2054	MYR	5,000	1,243
Series 219, 4.47%, 09/15/2039	MYR	8,770	2,253
Series 222, 5.36%, 05/15/2052	MYR	1,020	296
Series 223, 4.29%, 08/14/2043	MYR	14,390	3,631
Series 224, 3.80%, 10/08/2031	MYR	5,000	1,216
Series 225, 3.64%, 08/30/2030	MYR	3,080	745
Series 417, 4.90%, 05/08/2047	MYR	271	74
Series 617, 4.72%, 06/15/2033	MYR	505	130
Series 619, 4.12%, 11/30/2034	MYR	16,830	4,187

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Metropolitano de Lisboa EPE, (Portugal),
4.80%, 12/07/2027	EUR	1,000	1,231
7.30%, 12/23/2025	EUR	500	593
Mexican Bonos, (Mexico),
Series M, 7.50%, 06/03/2027	MXN	17,000	928
Series M, 7.75%, 05/29/2031	MXN	12,000	639
Series M, 7.75%, 11/13/2042	MXN	2,000	95
Series M, 8.00%, 11/07/2047	MXN	5,000	239
Series M, 8.50%, 05/31/2029	MXN	1,000	55
Series M, 8.50%, 11/18/2038	MXN	2,000	105
Series M, 10.00%, 11/20/2036	MXN	3,000	177
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	1,200	1,281
1.75%, 04/17/2028	EUR	2,000	2,286
3.00%, 03/06/2045	EUR	825	717
4.49%, 05/25/2032	EUR	4,900	5,921
Reg. S, 5.63%, 03/19/2114	GBP	800	773
5.75%, 10/12/2110		80	68
7.38%, 05/13/2055		200	220
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2027 (e)	EUR	6,290	7,197
Reg. S, 0.00%, 01/15/2029 (e)	EUR	4,670	5,101
Reg. S, 0.00%, 07/15/2030 (e)	EUR	3,154	3,307
Reg. S, 0.00%, 07/15/2031 (e)	EUR	4,567	4,650
Reg. S, 0.00%, 01/15/2038 (e)	EUR	4,232	3,419
Reg. S, 0.00%, 01/15/2052 (e)	EUR	6,779	3,355
Reg. S, 0.25%, 07/15/2029 (e)	EUR	5,649	6,152
Reg. S, 0.50%, 07/15/2032 (e)	EUR	3,810	3,897
Reg. S, 0.50%, 01/15/2040 (e)	EUR	5,710	4,679
Reg. S, 0.75%, 07/15/2027 (e)	EUR	8,923	10,242
Reg. S, 0.75%, 07/15/2028 (e)	EUR	5,020	5,673
Reg. S, 2.00%, 01/15/2054 (e)	EUR	8,495	7,456
Reg. S, 2.50%, 01/15/2030 (e)	EUR	5,720	6,758
Reg. S, 2.50%, 01/15/2033 (e)	EUR	5,688	6,625
Reg. S, 2.50%, 07/15/2033 (e)	EUR	3,279	3,800
Reg. S, 2.50%, 07/15/2034 (e)	EUR	4,050	4,654
Reg. S, 2.50%, 07/15/2035 (e)	EUR	4,310	4,905
Reg. S, 2.75%, 01/15/2047 (e)	EUR	7,127	7,654
Reg. S, 3.25%, 01/15/2044 (e)	EUR	4,140	4,854
Reg. S, 3.75%, 01/15/2042 (e)	EUR	5,842	7,319
Reg. S, 4.00%, 01/15/2037 (e)	EUR	3,984	5,137
Reg. S, 5.50%, 01/15/2028 (e)	EUR	1,366	1,725

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
New Zealand Government Bond, (New Zealand),
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	2,740	1,631
Series 429, 3.00%, 04/20/2029	NZD	5,750	3,318
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	3,060	1,723
Series 437, Reg. S, 2.75%, 04/15/2037	NZD	1,030	507
Series 528, 0.25%, 05/15/2028	NZD	4,180	2,261
Series 530, 4.50%, 05/15/2030	NZD	3,810	2,316
Series 531, 1.50%, 05/15/2031	NZD	6,250	3,240
Series 532, 2.00%, 05/15/2032	NZD	5,320	2,763
Series 534, 4.25%, 05/15/2034	NZD	1,450	850
Series 535, 4.50%, 05/15/2035	NZD	4,420	2,623
Series 536, 4.25%, 05/15/2036	NZD	4,240	2,444
Series 541, 1.75%, 05/15/2041	NZD	3,000	1,167
Series 551, 2.75%, 05/15/2051	NZD	1,480	577
Series 554, 5.00%, 05/15/2054	NZD	1,230	706
Norway Government Bond, (Norway),
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	1,500	149
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	17,520	1,707
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	16,060	1,537
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	27,410	2,534
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	27,590	2,456
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	18,344	1,579
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	23,187	2,078
Series 485, Reg. S, 3.50%, 10/06/2042 (e)	NOK	3,780	352
Series 486, Reg. S, 3.00%, 08/15/2033 (e)	NOK	6,100	571
Series 487, Reg. S, 3.63%, 04/13/2034 (e)	NOK	22,100	2,153
Series 488, Reg. S, 3.63%, 05/31/2039 (e)	NOK	13,330	1,270
Series 489, Reg. S, 3.75%, 06/12/2035 (e)	NOK	14,470	1,416
Oriental Republic of Uruguay, (Uruguay), 5.25%, 09/10/2060		40	38
Panama Government International Bond, (Panama), 6.70%, 01/26/2036		100	105
Perusahaan Penerbit SBSN Indonesia, (Indonesia),
6.38%, 03/15/2034	IDR	5,000,000	297
6.88%, 03/15/2036	IDR	5,968,000	369
6.88%, 12/15/2049	IDR	11,700,000	701
Peruvian Government International Bond, (Peru),
1.25%, 03/11/2033	EUR	2,000	1,994
Reg. S, 1.95%, 11/17/2036	EUR	1,000	969
2.78%, 01/23/2031		110	101
3.00%, 01/15/2034		60	52
3.23%, 07/28/2121		5	3
3.55%, 03/10/2051		5	4
6.20%, 06/30/2055		20	21
Reg. S, 6.90%, 08/12/2037	PEN	1,000	300
Philippine Government International Bond, (Philippines),
1.75%, 04/28/2041	EUR	1,000	860
5.25%, 05/14/2034		200	209

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Portugal Obrigacoes do Tesouro OT, (Portugal),
Series 8Y, Reg. S, 0.70%, 10/15/2027 (e)	EUR	2,825	3,229
Series 10Y, Reg. S, 1.65%, 07/16/2032 (e)	EUR	2,780	3,048
Series 10Y, Reg. S, 1.95%, 06/15/2029 (e)	EUR	4,093	4,757
Series 10Y, Reg. S, 3.00%, 06/15/2035 (e)	EUR	2,340	2,721
Series 10Y, Reg. S, 4.13%, 04/14/2027 (e)	EUR	1,480	1,792
Series 11Y, Reg. S, 0.30%, 10/17/2031 (e)	EUR	4,762	4,877
Series 11Y, Reg. S, 0.48%, 10/18/2030 (e)	EUR	4,602	4,905
Series 11Y, Reg. S, 2.13%, 10/17/2028 (e)	EUR	6,507	7,641
Series 11Y, Reg. S, 2.88%, 10/20/2034 (e)	EUR	1,570	1,820
Series 15Y, Reg. S, 0.90%, 10/12/2035 (e)	EUR	3,221	3,059
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	5,226	5,805
Series 15Y, Reg. S, 3.50%, 06/18/2038 (e)	EUR	1,990	2,358
Series 15Y, Reg. S, 3.88%, 02/15/2030 (e)	EUR	1,020	1,273
Series 20Y, Reg. S, 1.15%, 04/11/2042 (e)	EUR	3,905	3,178
Series 30Y, Reg. S, 3.63%, 06/12/2054 (e)	EUR	1,460	1,619
Series 30Y, Reg. S, 4.10%, 02/15/2045 (e)	EUR	2,250	2,772
Series 31Y, Reg. S, 1.00%, 04/12/2052 (e)	EUR	2,560	1,596
Series 31Y, Reg. S, 4.10%, 04/15/2037 (e)	EUR	837	1,061
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 10/20/2028 (e)	EUR	990	1,087
Reg. S, 0.00%, 02/20/2030 (e)	EUR	4,488	4,739
Reg. S, 0.00%, 02/20/2031 (e)	EUR	8,564	8,769
Reg. S, 0.00%, 10/20/2040 (e)	EUR	2,200	1,551
Reg. S, 0.25%, 10/20/2036 (e)	EUR	6,030	5,171
Reg. S, 0.50%, 04/20/2027 (e)	EUR	6,550	7,512
Reg. S, 0.50%, 02/20/2029 (e)	EUR	4,699	5,197
Reg. S, 0.70%, 04/20/2071 (e)	EUR	1,971	821
Reg. S, 0.75%, 10/20/2026 (e)	EUR	5,320	6,165
Reg. S, 0.75%, 02/20/2028 (e)	EUR	4,340	4,933
Reg. S, 0.75%, 03/20/2051 (e)	EUR	4,002	2,473
Reg. S, 0.85%, 06/30/2120 (e)	EUR	1,010	364
Reg. S, 0.90%, 02/20/2032 (e)	EUR	6,110	6,431
Reg. S, 1.50%, 02/20/2047 (e)	EUR	3,225	2,622
Reg. S, 1.50%, 11/02/2086 (e)	EUR	1,170	660
Reg. S, 1.85%, 05/23/2049 (e)	EUR	2,790	2,373
Reg. S, 2.10%, 09/20/2117 (e)	EUR	1,656	1,151
Reg. S, 2.40%, 05/23/2034 (e)	EUR	2,173	2,452
Reg. S, 2.50%, 10/20/2029 (e)	EUR	740	873
Reg. S, 2.90%, 05/23/2029 (e)	EUR	3,770	4,518
Reg. S, 2.90%, 02/20/2033 (e)	EUR	4,840	5,727
Reg. S, 2.90%, 02/20/2034 (e)	EUR	4,410	5,178
Reg. S, 2.95%, 02/20/2035 (e)	EUR	2,480	2,898
Reg. S, 3.15%, 06/20/2044 (e)	EUR	3,928	4,387
Reg. S, 3.15%, 10/20/2053 (e)	EUR	3,270	3,463
Reg. S, 3.20%, 07/15/2039 (e)	EUR	2,300	2,661
Reg. S, 3.45%, 10/20/2030 (e)	EUR	4,480	5,490
Reg. S, 3.80%, 01/26/2062 (e)	EUR	1,580	1,884
Reg. S, 4.15%, 03/15/2037 (e)	EUR	3,035	3,890
Reg. S, 6.25%, 07/15/2027	EUR	783	985

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Republic of Austria Government International Bond, (Austria), Series 30Y, Reg. S, 5.38%, 12/01/2034 (e)	CAD	200	161
Republic of Italy Government International Bond, (Italy),
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,231
5.20%, 07/31/2034	EUR	200	263
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,459
Series 5Y, 1.25%, 02/17/2026		2,000	1,978
Series 10Y, 2.88%, 10/17/2029		200	191
Series 30Y, 3.88%, 05/06/2051		1,300	942
Republic of Poland Government Bond, (Poland),
Series 127, Zero Coupon, 01/25/2027	PLN	25,650	6,696
Series 128, Zero Coupon, 01/25/2028	PLN	7,270	1,813
Series 428, 2.75%, 04/25/2028	PLN	28,410	7,526
Series 429, 5.75%, 04/25/2029	PLN	4,630	1,323
Series 432, 1.75%, 04/25/2032	PLN	29,453	6,621
Series 447, 4.00%, 04/25/2047	PLN	3,993	887
Series 527, 3.75%, 05/25/2027	PLN	10,290	2,814
Series 727, 2.50%, 07/25/2027	PLN	8,450	2,255
Series 728, 7.50%, 07/25/2028	PLN	14,080	4,184
Series 729, 4.75%, 07/25/2029	PLN	12,430	3,433
Series 730, 4.50%, 07/25/2030	PLN	24,990	6,771
Series 1026, 0.25%, 10/25/2026	PLN	6,040	1,601
Series 1029, 2.75%, 10/25/2029	PLN	15,653	4,008
Series 1030, 1.25%, 10/25/2030	PLN	38,673	8,935
Series 1033, 6.00%, 10/25/2033	PLN	6,530	1,883
Series 1034, 5.00%, 10/25/2034	PLN	15,180	4,067
Series 1035, 5.00%, 10/25/2035	PLN	11,160	2,963
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.88%, 05/10/2027	EUR	1,900	2,188
Reg. S, 2.00%, 03/08/2049	EUR	53	42
Reg. S, 2.75%, 05/25/2032	EUR	3,000	3,453
Series 30Y, 5.50%, 03/18/2054		50	48
Romania Government Bond, (Romania),
Series 2Y, 7.40%, 04/28/2027	RON	12,380	2,869
Series 4Y, 7.20%, 05/31/2027	RON	4,070	941
Series 5Y, 4.25%, 04/28/2036	RON	1,215	219
Series 5Y, 6.30%, 04/25/2029	RON	8,160	1,822
Series 6Y, 8.75%, 10/30/2028	RON	5,850	1,401
Series 7Y, 2.50%, 10/25/2027	RON	6,350	1,339
Series 7Y, 8.00%, 04/29/2030	RON	8,510	2,010
Series 8Y, 4.15%, 01/26/2028	RON	1,930	417
Series 8Y, 7.35%, 04/28/2031	RON	7,030	1,619
Series 8Y, 7.50%, 07/27/2033	RON	6,155	1,432
Series 10YR, 4.15%, 10/24/2030	RON	6,005	1,203
Series 10Y, 6.70%, 02/25/2032	RON	8,530	1,903
Series 10Y, 8.25%, 09/29/2032	RON	8,080	1,952

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series 11Y, 6.75%, 04/25/2035	RON	4,610	1,025
Series 11Y, 7.10%, 07/31/2034	RON	6,060	1,378
Series 15Y, 4.75%, 10/11/2034	RON	5,340	1,030
Series 15Y, 7.90%, 02/24/2038	RON	3,710	895
Romanian Government International Bond, (Romania),
Reg. S, 1.38%, 12/02/2029	EUR	2,000	2,089
Reg. S, 1.75%, 07/13/2030	EUR	1,000	1,031
Reg. S, 2.00%, 04/14/2033	EUR	1,500	1,383
Reg. S, 2.63%, 12/02/2040	EUR	1,000	751
Reg. S, 2.75%, 04/14/2041	EUR	800	605
Reg. S, 2.88%, 04/13/2042	EUR	1,000	754
Reg. S, 3.38%, 02/08/2038	EUR	1,425	1,279
Reg. S, 3.62%, 05/26/2030	EUR	1,875	2,119
Reg. S, 5.00%, 09/27/2026	EUR	1,000	1,203
Reg. S, 6.63%, 09/27/2029	EUR	2,000	2,542
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 2.00%, 07/09/2039	EUR	1,200	1,112
5.75%, 01/16/2054 (e)		2,645	2,657
SFIL SA, (France),
Reg. S, 0.00%, 11/23/2028	EUR	200	217
Reg. S, 0.05%, 06/04/2029	EUR	1,800	1,922
Reg. S, 1.50%, 03/05/2032	EUR	500	530
Reg. S, 2.88%, 01/18/2028	EUR	2,100	2,488
Reg. S, 2.88%, 01/22/2031	EUR	400	467
Reg. S, 3.00%, 09/24/2030	EUR	700	827
Reg. S, 3.00%, 06/23/2032	EUR	500	578
Reg. S, 3.25%, 11/25/2030	EUR	200	238
Reg. S, 3.25%, 10/05/2032	EUR	200	234
Singapore Government Bond, (Singapore),
1.25%, 11/01/2026	SGD	1,370	1,059
1.63%, 07/01/2031	SGD	1,790	1,379
1.88%, 03/01/2050	SGD	1,743	1,328
1.88%, 10/01/2051	SGD	2,370	1,784
2.25%, 07/01/2040	SGD	590	473
2.38%, 07/01/2039	SGD	3,110	2,523
2.50%, 04/01/2030	SGD	3,220	2,592
2.63%, 05/01/2028	SGD	1,960	1,560
2.63%, 08/01/2032	SGD	3,020	2,464
2.75%, 03/01/2035	SGD	2,980	2,475
2.75%, 04/01/2042	SGD	850	731
2.75%, 03/01/2046	SGD	2,970	2,601
2.88%, 09/01/2027	SGD	1,230	978
2.88%, 08/01/2028	SGD	2,240	1,800
2.88%, 07/01/2029	SGD	2,330	1,889
2.88%, 09/01/2030	SGD	2,215	1,817
3.00%, 04/01/2029	SGD	5,030	4,089
Reg. S, 3.00%, 08/01/2072	SGD	1,780	1,693

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 3.25%, 06/01/2054	SGD	960	938
3.38%, 09/01/2033	SGD	3,840	3,307
3.38%, 05/01/2034	SGD	1,650	1,430
3.50%, 03/01/2027	SGD	5,000	3,985
Slovakia Government Bond, (Slovakia),
Series 227, Reg. S, 3.63%, 01/16/2029	EUR	470	573
Series 229, Reg. S, 1.63%, 01/21/2031	EUR	1,200	1,330
Series 232, Reg. S, 1.88%, 03/09/2037	EUR	920	903
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	460	369
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	700	793
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	399	271
Series 236, Reg. S, 0.75%, 04/09/2030	EUR	420	454
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	741
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	1,362	1,545
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	379	320
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	1,160	680
Series 244, Reg. S, 4.00%, 10/19/2032	EUR	2,090	2,596
Series 245, Reg. S, 3.75%, 02/23/2035	EUR	3,260	3,907
Series 246, Reg. S, 4.00%, 02/23/2043	EUR	1,490	1,732
Series 247, Reg. S, 3.63%, 06/08/2033	EUR	2,745	3,303
Series 250, Reg. S, 3.75%, 03/06/2034	EUR	1,360	1,641
Series 251, Reg. S, 3.00%, 11/06/2031	EUR	660	777
Series 252, Reg. S, 3.75%, 02/27/2040	EUR	1,060	1,218
Slovenia Government Bond, (Slovenia),
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	940	965
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	290	312
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	2,470	2,823
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	612	569
Series RS80, Reg. S, 1.00%, 03/06/2028	EUR	500	573
Series RS81, Reg. S, 1.19%, 03/14/2029	EUR	420	477
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	630
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	208
Series RS85, Reg. S, 0.49%, 10/20/2050	EUR	450	247
Series RS86, Reg. S, 0.00%, 02/12/2031	EUR	800	820
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	40
Series RS91, Reg. S, 3.63%, 03/11/2033	EUR	760	941
Series RS93, Reg. S, 3.00%, 03/10/2034	EUR	1,510	1,775
Series RS95, Reg. S, 3.50%, 04/14/2055	EUR	360	392
Series RS97, Reg. S, 3.13%, 07/02/2035	EUR	870	1,016
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		1,000	1,030
Societe Des Grands Projets EPIC, (France),
Reg. S, 0.00%, 11/25/2030	EUR	2,200	2,231
Reg. S, 0.30%, 11/25/2031	EUR	1,000	995
Reg. S, 0.30%, 09/02/2036	EUR	200	163
Reg. S, 0.70%, 10/15/2060	EUR	300	120
Reg. S, 0.88%, 05/10/2046	EUR	900	584
Reg. S, 1.00%, 11/26/2051	EUR	200	114

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 1.13%, 10/22/2028	EUR	700	790
Reg. S, 1.13%, 05/25/2034	EUR	200	195
Reg. S, 1.70%, 05/25/2050	EUR	300	215
Reg. S, 3.38%, 05/25/2045	EUR	700	735
Reg. S, 3.50%, 05/25/2043	EUR	400	433
Reg. S, 3.50%, 06/25/2049	EUR	800	830
Reg. S, 3.70%, 05/25/2053	EUR	1,300	1,355
Spain Government Bond, (Spain),
0.00%, 01/31/2027	EUR	9,890	11,297
Reg. S, 0.00%, 01/31/2028 (e)	EUR	8,258	9,224
Reg. S, 0.10%, 04/30/2031 (e)	EUR	9,780	9,973
Reg. S, 0.50%, 04/30/2030 (e)	EUR	6,473	6,944
Reg. S, 0.50%, 10/31/2031 (e)	EUR	5,188	5,337
Reg. S, 0.60%, 10/31/2029 (e)	EUR	9,720	10,602
Reg. S, 0.70%, 04/30/2032 (e)	EUR	9,430	9,685
Reg. S, 0.80%, 07/30/2027 (e)	EUR	5,661	6,494
0.80%, 07/30/2029	EUR	8,100	8,950
Reg. S, 0.85%, 07/30/2037 (e)	EUR	7,123	6,273
Reg. S, 1.00%, 07/30/2042 (e)	EUR	5,853	4,538
Reg. S, 1.00%, 10/31/2050 (e)	EUR	7,850	4,944
Reg. S, 1.20%, 10/31/2040 (e)	EUR	7,081	5,961
Reg. S, 1.25%, 10/31/2030 (e)	EUR	11,838	13,015
Reg. S, 1.30%, 10/31/2026 (e)	EUR	3,721	4,333
Reg. S, 1.40%, 04/30/2028 (e)	EUR	11,036	12,706
Reg. S, 1.40%, 07/30/2028 (e)	EUR	10,501	12,046
Reg. S, 1.45%, 10/31/2027 (e)	EUR	9,130	10,578
Reg. S, 1.45%, 04/30/2029 (e)	EUR	13,830	15,736
Reg. S, 1.45%, 10/31/2071 (e)	EUR	3,359	1,789
Reg. S, 1.50%, 04/30/2027 (e)	EUR	12,455	14,492
Reg. S, 1.85%, 07/30/2035 (e)	EUR	10,063	10,483
Reg. S, 1.90%, 10/31/2052 (e)	EUR	7,442	5,718
Reg. S, 1.95%, 07/30/2030 (e)	EUR	11,374	12,998
Reg. S, 2.15%, 10/31/2025 (e)	EUR	2,505	2,941
Reg. S, 2.35%, 07/30/2033 (e)	EUR	6,401	7,192
2.40%, 05/31/2028	EUR	5,840	6,884
2.50%, 05/31/2027	EUR	8,130	9,607
Reg. S, 2.55%, 10/31/2032 (e)	EUR	6,820	7,842
2.70%, 01/31/2030	EUR	6,610	7,822
Reg. S, 2.90%, 10/31/2046 (e)	EUR	6,723	6,814
Reg. S, 3.10%, 07/30/2031	EUR	5,455	6,533
Reg. S, 3.15%, 04/30/2033 (e)	EUR	13,420	15,966
Reg. S, 3.15%, 04/30/2035 (e)	EUR	5,980	6,994
Reg. S, 3.20%, 10/31/2035 (e)	EUR	5,710	6,674
Reg. S, 3.25%, 04/30/2034 (e)	EUR	10,700	12,710
Reg. S, 3.45%, 10/31/2034 (e)	EUR	6,670	8,019
Reg. S, 3.45%, 07/30/2043 (e)	EUR	8,033	8,992
Reg. S, 3.45%, 07/30/2066 (e)	EUR	4,740	4,776

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
3.50%, 05/31/2029	EUR	7,550	9,202
Reg. S, 3.50%, 01/31/2041 (e)	EUR	2,420	2,769
Reg. S, 3.55%, 10/31/2033 (e)	EUR	9,265	11,282
Reg. S, 3.90%, 07/30/2039 (e)	EUR	8,100	9,820
Reg. S, 4.00%, 10/31/2054 (e)	EUR	3,840	4,440
Reg. S, 4.20%, 01/31/2037 (e)	EUR	9,553	12,077
Reg. S, 4.70%, 07/30/2041 (e)	EUR	6,884	9,045
Reg. S, 4.90%, 07/30/2040 (e)	EUR	3,809	5,109
Reg. S, 5.15%, 10/31/2028 (e)	EUR	8,886	11,312
Reg. S, 5.15%, 10/31/2044 (e)	EUR	5,591	7,746
5.75%, 07/30/2032	EUR	6,596	9,140
6.00%, 01/31/2029	EUR	2,430	3,187
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	6,311	6,057
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 11/13/2026	EUR	400	459
Reg. S, 0.00%, 04/28/2030	EUR	150	157
Reg. S, 0.00%, 03/24/2031	EUR	103	105
Reg. S, 0.00%, 09/14/2032	EUR	400	390
Reg. S, 1.38%, 05/25/2029	EUR	380	431
Reg. S, 1.75%, 05/25/2042	EUR	710	652
Reg. S, 2.63%, 10/23/2034	EUR	2,100	2,416
Reg. S, 2.88%, 03/01/2034	EUR	910	1,071
Reg. S, 3.25%, 03/02/2043	EUR	100	113
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	188
Svensk Exportkredit AB, (Sweden),
Zero Coupon, 05/11/2037		224	128
Reg. S, 2.00%, 06/30/2027	EUR	1,000	1,168
Reg. S, 2.75%, 02/23/2028	EUR	585	692
Sweden Government Bond, (Sweden),
Series 1053, Reg. S, 3.50%, 03/30/2039	SEK	12,460	1,429
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	9,200	972
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	31,600	3,324
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	64,815	6,682
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	46,490	4,686
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	14,255	1,348
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	4,650	314
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	35
Series 1065, Reg. S, 1.75%, 11/11/2033	SEK	24,580	2,474
Series 1066, Reg. S, 2.25%, 05/11/2035	SEK	18,490	1,904
Series 1067, Reg. S, 2.50%, 10/15/2036	SEK	8,500	887
Sweden Government International Bond, (Sweden), Reg. S, 0.13%, 09/09/2030	SEK	17,590	1,692
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	270	340
Reg. S, 0.00%, 06/26/2034	CHF	4,839	6,004
Reg. S, 0.00%, 07/24/2039	CHF	4,939	5,922
Reg. S, 0.50%, 05/27/2030	CHF	3,140	4,035
Reg. S, 0.50%, 06/27/2032	CHF	2,090	2,699

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 0.50%, 06/28/2045	CHF	2,510	3,181
Reg. S, 0.50%, 05/24/2055	CHF	1,172	1,525
Reg. S, 0.50%, 05/30/2058	CHF	1,560	2,044
Reg. S, 0.88%, 05/22/2047	CHF	860	1,179
Reg. S, 1.25%, 06/27/2037	CHF	680	951
Reg. S, 1.50%, 04/30/2042	CHF	1,140	1,687
Reg. S, 2.00%, 06/25/2064	CHF	611	1,241
Reg. S, 4.00%, 04/08/2028	CHF	663	919
Reg. S, 4.00%, 01/06/2049	CHF	460	1,040
Thailand Government Bond, (Thailand),
1.00%, 06/17/2027	THB	40,000	1,231
1.59%, 12/17/2035	THB	81,400	2,535
1.60%, 12/17/2029	THB	123,830	3,878
1.60%, 06/17/2035	THB	24,510	768
1.66%, 03/17/2030	THB	50,610	1,592
1.88%, 06/17/2049	THB	28,730	843
2.00%, 12/17/2031	THB	245,230	7,894
2.00%, 06/17/2042	THB	46,000	1,442
2.05%, 04/17/2028	THB	36,500	1,151
2.13%, 12/17/2026	THB	3,024	94
2.40%, 11/17/2027	THB	162,750	5,151
2.40%, 03/17/2029	THB	37,000	1,188
2.41%, 03/17/2035	THB	72,500	2,434
2.50%, 11/17/2029	THB	114,000	3,702
2.50%, 06/17/2071	THB	4,900	162
2.65%, 06/17/2028	THB	214,700	6,883
2.70%, 06/17/2040	THB	48,200	1,693
2.75%, 06/17/2052	THB	18,410	637
2.80%, 06/17/2034	THB	120,910	4,144
2.88%, 06/17/2046	THB	28,430	990
2.98%, 06/17/2045	THB	25,120	896
3.14%, 06/17/2047	THB	69,340	2,493
3.15%, 06/17/2050	THB	27,490	1,003
3.35%, 06/17/2033	THB	29,340	1,036
3.39%, 06/17/2037	THB	178,500	6,581
3.40%, 06/17/2036	THB	4,000	146
3.45%, 06/17/2043	THB	146,630	5,545
3.65%, 06/20/2031	THB	3,480	122
4.00%, 06/17/2055	THB	80,270	3,486
4.00%, 06/17/2066	THB	78,670	3,564
4.00%, 06/17/2072	THB	75,000	3,490
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	226
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	105
Reg. S, 0.00%, 11/19/2030	EUR	1,400	1,423
Reg. S, 0.01%, 05/25/2031	EUR	1,500	1,498
Reg. S, 0.10%, 11/25/2026	EUR	600	688

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 0.10%, 05/25/2034	EUR	100	89
Reg. S, 0.25%, 11/25/2029	EUR	2,000	2,129
Reg. S, 0.25%, 07/16/2035	EUR	1,700	1,469
Reg. S, 0.50%, 03/20/2029	EUR	1,600	1,754
Reg. S, 0.50%, 05/25/2036	EUR	500	427
Reg. S, 0.88%, 05/25/2028	EUR	1,400	1,581
Reg. S, 1.25%, 03/28/2027	EUR	1,000	1,159
Reg. S, 1.25%, 10/21/2027	EUR	200	230
Reg. S, 1.25%, 05/25/2033	EUR	700	714
Reg. S, 1.50%, 04/20/2032	EUR	300	320
Reg. S, 1.75%, 11/25/2032	EUR	800	858
Reg. S, 3.13%, 11/25/2034	EUR	400	459
Reg. S, 3.25%, 05/25/2035	EUR	600	689
Reg. S, 3.38%, 11/25/2033	EUR	900	1,061
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/31/2028	GBP	21,957	27,149
Reg. S, 0.25%, 07/31/2031	GBP	14,206	15,309
Reg. S, 0.38%, 10/22/2026	GBP	14,747	19,140
Reg. S, 0.38%, 10/22/2030	GBP	11,949	13,408
Reg. S, 0.50%, 01/31/2029	GBP	9,330	11,220
Reg. S, 0.50%, 10/22/2061	GBP	21,672	7,111
Reg. S, 0.63%, 07/31/2035	GBP	13,654	12,511
Reg. S, 0.63%, 10/22/2050	GBP	26,646	12,471
Reg. S, 0.88%, 10/22/2029	GBP	16,380	19,519
Reg. S, 0.88%, 07/31/2033	GBP	11,881	12,185
Reg. S, 0.88%, 01/31/2046	GBP	21,279	12,750
Reg. S, 1.00%, 01/31/2032	GBP	11,852	13,060
Reg. S, 1.13%, 01/31/2039	GBP	19,466	16,433
Reg. S, 1.13%, 10/22/2073	GBP	8,347	3,428
Reg. S, 1.25%, 07/22/2027	GBP	13,571	17,432
Reg. S, 1.25%, 10/22/2041	GBP	25,501	19,760
Reg. S, 1.25%, 07/31/2051	GBP	21,256	11,933
Reg. S, 1.50%, 07/22/2047	GBP	19,475	13,114
Reg. S, 1.50%, 07/31/2053	GBP	20,527	11,946
Reg. S, 1.63%, 10/22/2028	GBP	16,045	20,199
Reg. S, 1.63%, 10/22/2054	GBP	21,691	12,906
Reg. S, 1.63%, 10/22/2071	GBP	18,280	9,464
Reg. S, 1.75%, 09/07/2037	GBP	28,360	27,409
Reg. S, 1.75%, 01/22/2049	GBP	23,249	16,069
Reg. S, 1.75%, 07/22/2057	GBP	24,294	14,493
Reg. S, 2.50%, 07/22/2065	GBP	14,492	10,320
Reg. S, 3.25%, 01/31/2033	GBP	12,330	15,338
Reg. S, 3.25%, 01/22/2044	GBP	20,290	20,580
Reg. S, 3.50%, 01/22/2045	GBP	23,935	24,933
Reg. S, 3.50%, 07/22/2068	GBP	15,372	14,203
Reg. S, 3.75%, 03/07/2027	GBP	2,560	3,431
Reg. S, 3.75%, 01/29/2038	GBP	24,010	28,631

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 3.75%, 07/22/2052	GBP	20,027	20,379
Reg. S, 3.75%, 10/22/2053	GBP	20,446	20,584
Reg. S, 4.00%, 10/22/2031	GBP	10,000	13,244
Reg. S, 4.00%, 01/22/2060	GBP	18,088	18,840
Reg. S, 4.00%, 10/22/2063	GBP	12,825	13,191
Reg. S, 4.13%, 01/29/2027	GBP	10,220	13,764
Reg. S, 4.13%, 07/22/2029	GBP	11,770	15,855
Reg. S, 4.25%, 12/07/2027	GBP	8,680	11,777
Reg. S, 4.25%, 06/07/2032	GBP	12,660	16,982
Reg. S, 4.25%, 07/31/2034	GBP	11,425	14,938
Reg. S, 4.25%, 03/07/2036	GBP	27,266	35,028
Reg. S, 4.25%, 09/07/2039	GBP	20,567	25,391
Reg. S, 4.25%, 12/07/2040	GBP	21,015	25,520
Reg. S, 4.25%, 12/07/2046	GBP	23,108	26,483
Reg. S, 4.25%, 12/07/2049 (ff)	GBP	14,533	16,380
Reg. S, 4.25%, 12/07/2055	GBP	20,829	22,916
Reg. S, 4.38%, 03/07/2028	GBP	13,770	18,672
Reg. S, 4.38%, 03/07/2030	GBP	15,820	21,476
Reg. S, 4.38%, 01/31/2040	GBP	24,290	30,171
Reg. S, 4.38%, 07/31/2054	GBP	22,536	25,358
Reg. S, 4.50%, 06/07/2028	GBP	10,970	14,943
Reg. S, 4.50%, 09/07/2034	GBP	12,120	16,166
Reg. S, 4.50%, 03/07/2035	GBP	14,610	19,343
Reg. S, 4.50%, 12/07/2042	GBP	21,995	26,996
Reg. S, 4.63%, 01/31/2034	GBP	10,445	14,094
Reg. S, 4.75%, 12/07/2030	GBP	13,486	18,688
Reg. S, 4.75%, 12/07/2038	GBP	21,423	28,111
Reg. S, 4.75%, 10/22/2043	GBP	24,182	30,257
Reg. S, 5.38%, 01/31/2056	GBP	2,820	3,724
Reg. S, 6.00%, 12/07/2028	GBP	912	1,302
United States Department of Housing and Urban Development, 3.26%, 08/01/2029		25	24
United States International Development Finance Corp.,
3.25%, 10/15/2030		583	571
3.37%, 10/05/2034		76	73
Series 1, 1.11%, 05/15/2029		576	543
Series 2, 0.80%, 05/15/2029		287	269

Total Sovereign			8,305,685

Transportation — 0.1%
Regie Autonome des Transports Parisiens EPIC, (France),
Reg. S, 0.35%, 06/20/2029	EUR	500	537
Reg. S, 0.40%, 12/19/2036	EUR	867	843
Reg. S, 0.88%, 05/25/2027	EUR	100	115
Reg. S, 1.88%, 05/25/2032	EUR	500	538
Reg. S, 3.25%, 04/11/2033	EUR	100	116
Reg. S, 3.25%, 05/25/2034	EUR	300	345

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Transportation — continued
SNCF Reseau, (France),
Reg. S, 0.75%, 05/25/2036	EUR	300	259
Reg. S, 0.88%, 01/22/2029	EUR	600	665
Reg. S, 1.00%, 11/09/2031	EUR	300	311
Reg. S, 1.13%, 05/19/2027	EUR	700	806
Reg. S, 1.13%, 05/25/2030	EUR	500	542
Reg. S, 1.50%, 05/29/2037	EUR	300	273
Reg. S, 2.00%, 11/12/2026	CHF	300	383
Reg. S, 2.00%, 02/05/2048	EUR	100	76
Reg. S, 2.25%, 12/20/2047	EUR	400	324
Reg. S, 3.13%, 10/25/2028	EUR	1,800	2,142
Reg. S, 4.25%, 10/07/2026	EUR	600	719
4.70%, 06/01/2035	CAD	100	75
Reg. S, 5.00%, 10/10/2033	EUR	2,000	2,601
Reg. S, 5.00%, 03/11/2052	GBP	145	166
Reg. S, 5.25%, 12/07/2028	GBP	300	413
Societe Nationale SNCF SACA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	1,500	1,597
Reg. S, 1.00%, 05/25/2040	EUR	100	78
Reg. S, 1.00%, 01/19/2061	EUR	100	42
Reg. S, 1.50%, 02/02/2029	EUR	800	903
Reg. S, 3.13%, 05/25/2034	EUR	1,000	1,141
Reg. S, 3.38%, 05/25/2033	EUR	1,200	1,412
Reg. S, 3.63%, 04/03/2035	EUR	1,000	1,176
Reg. S, 5.38%, 03/18/2027	GBP	400	544

Total Transportation			19,142

Total Foreign Government Securities (Cost $9,385,694)			9,522,426

Mortgage-Backed Securities — 13.3%
FGLMC Collateral — 0.1%
FHLMC Gold Pool,
3.00%, 10/01/2046		150	133
3.50%, 12/01/2044		376	350
3.50%, 06/01/2045		763	708
3.50%, 05/01/2046		118	109
3.50%, 10/01/2046		158	146
FHLMC Gold Pool, Single Family, 15 years,
3.00%, 10/01/2026		10	11
3.00%, 11/01/2026		58	57
3.00%, 01/01/2027		330	327
3.00%, 05/01/2029		1,910	1,888
3.00%, 02/01/2032		229	224
3.00%, 04/01/2032		1,183	1,153
3.00%, 05/01/2032		797	778
3.00%, 07/01/2032		435	424
3.00%, 10/01/2032		455	444
3.00%, 11/01/2032		812	791

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FGLMC Collateral — continued
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046	14	13
3.00%, 12/01/2046	24	22
4.00%, 08/01/2040	200	195
4.00%, 10/01/2040	1,798	1,758
4.00%, 11/01/2040	466	455
4.00%, 11/01/2047	1,382	1,335
4.00%, 01/01/2048	30	29

Total FGLMC Collateral		11,350

FHLMC Collateral — 0.0% (g)
FHLMC Non Gold Pool, ARM, (USD IBOR Consumer Cash Fallbacks 1 Year + 1.64%), 3.83%, 01/01/2050 (aa)	38	38
FHLMC Pool,
2.22%, 07/01/2036	1,319	1,073
3.05%, 03/01/2032	885	816
3.50%, 02/01/2043	40	37
3.50%, 02/01/2044	65	61
6.00%, 08/01/2035	47	47

Total FHLMC Collateral		2,072

FNMA Collateral — 1.1%
FNMA Pool,
1.41%, 01/01/2031	5,000	4,327
2.32%, 01/01/2026	2,003	1,990
2.62%, 10/01/2028	372	358
3.00%, 12/01/2042	206	186
3.00%, 06/01/2043	911	810
3.00%, 05/01/2045	274	242
3.00%, 07/01/2045	29	26
3.00%, 11/01/2046	27	23
3.00%, 03/01/2060 (gg)	14,150	12,374
3.00%, 07/01/2060	703	620
3.01%, 04/01/2032	3,961	3,678
3.02%, 03/01/2028	400	391
3.03%, 10/01/2025 (z)	228	228
3.15%, 03/01/2026	3,900	3,877
3.29%, 04/01/2027	2,600	2,573
3.29%, 03/01/2028	1,400	1,379
3.43%, 05/01/2028	500	494
3.44%, 01/01/2037	301	278
3.50%, 08/01/2032	38	37
3.50%, 12/01/2042	121	114
3.50%, 04/01/2043	170	161
3.50%, 11/01/2043	83	78
3.50%, 02/01/2045	206	194
3.50%, 02/01/2048	642	593
3.50%, 09/01/2048	69	62
3.50%, 07/01/2049	270	247

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FNMA Collateral — continued
3.59%, 12/01/2025	3,900	3,887
4.00%, 04/01/2041	89	88
4.00%, 08/01/2046	80	77
4.00%, 02/01/2056	1,932	1,827
4.00%, 01/01/2057	1,514	1,431
4.13%, 08/01/2031	2,269	2,238
4.13%, 10/01/2029	10,000	10,009
4.14%, 04/01/2028	519	521
4.25%, 01/01/2033	3,762	3,743
4.30%, 12/01/2029	5,212	5,256
4.39%, 04/01/2033	552	551
4.40%, 01/01/2032	630	632
4.46%, 02/01/2031	1,153	1,164
4.49%, 11/01/2029	7,000	7,093
4.50%, 06/01/2030	100	101
4.53%, 11/01/2029	575	585
4.53%, 09/01/2029 (z)	7,697	7,814
4.55%, 05/01/2028	100	101
4.59%, 06/01/2033	1,173	1,185
4.62%, 08/01/2031	198	201
4.64%, 09/01/2028	229	233
4.70%, 08/01/2031	1,700	1,738
4.70%, 05/01/2035	299	303
4.73%, 08/01/2030	3,972	4,021
4.79%, 06/01/2033	1,263	1,286
4.80%, 11/01/2032	696	708
4.80%, 08/01/2029 (z)	7,580	7,752
4.82%, 09/01/2028	700	717
4.83%, 06/01/2030	3,310	3,413
4.83%, 12/01/2031	1,838	1,885
4.83%, 12/01/2032	3,209	3,303
4.86%, 08/01/2032	5,281	5,424
4.86%, 05/01/2035	700	716
4.87%, 05/01/2035	400	409
4.88%, 06/01/2028	5,168	5,284
4.88%, 09/01/2028	1,101	1,127
4.89%, 05/01/2032	2,000	2,039
4.90%, 10/01/2028	355	363
4.94%, 05/01/2031	1,068	1,100
4.95%, 03/01/2032	497	510
4.97%, 04/01/2030	2,200	2,264
4.98%, 12/01/2034	1,600	1,654
4.99%, 03/01/2031	491	504
5.00%, 06/01/2031	1,600	1,653
5.02%, 06/01/2028	2,300	2,354
5.07%, 03/01/2032	1,383	1,429
5.09%, 02/01/2031	1,726	1,790

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FNMA Collateral — continued
5.09%, 01/01/2032	596	619
5.17%, 08/01/2034	735	762
5.17%, 07/01/2035	2,496	2,595
5.18%, 08/01/2030	1,351	1,400
5.19%, 09/01/2044	1,389	1,420
5.24%, 11/01/2031	1,143	1,192
5.24%, 01/01/2034	2,000	2,090
5.27%, 03/01/2031	719	752
5.34%, 01/01/2031	648	681
5.35%, 12/01/2029	1,194	1,244
5.42%, 08/01/2030	3,815	3,994
5.42%, 06/01/2031	597	617
5.44%, 10/01/2031	1,095	1,148
5.46%, 05/01/2033	1,176	1,242
5.54%, 11/01/2029	1,517	1,590
5.57%, 10/01/2028	431	442
5.58%, 01/01/2036	640	680
5.73%, 12/01/2033	700	759
5.75%, 06/01/2034	1,144	1,245
5.80%, 05/01/2033	995	1,073
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	663	589

Total FNMA Collateral		163,957

GNMA Collateral — 0.0% (g)
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	151	135
3.00%, 03/15/2050	13	11
4.50%, 07/15/2049	2,329	2,293

Total GNMA Collateral		2,439

GNMA II Collateral — 3.1%
GNMA II Pool,
2.50%, 12/20/2049	229	194
3.00%, 06/20/2043	1,575	1,417
3.00%, 01/20/2047	1,026	916
3.00%, 02/20/2047	367	328
3.00%, 06/20/2047	421	376
3.00%, 07/20/2047	989	883
3.00%, 08/20/2047	426	379
3.00%, 09/20/2047	342	305
3.00%, 10/20/2047	371	331
3.00%, 12/20/2047	483	430
3.00%, 01/20/2048	488	435
3.00%, 08/20/2050	549	487
3.50%, 02/20/2044	1,238	1,163
3.50%, 06/20/2048	39	35
3.50%, 07/20/2048	28	26

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
3.50%, 08/20/2049	82	74
3.50%, 11/20/2049	140	126
3.50%, 07/20/2050	117	105
4.00%, 11/20/2041	18	17
4.00%, 10/20/2050	185	172
4.50%, 08/20/2040	14	14
4.50%, 10/20/2040	33	32
ARM, (CMT Index 1 Year + 1.83%), 5.82%, 07/20/2072 (aa) (gg)	18,416	19,344
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.20%), 6.66%, 10/20/2071 (aa)	4,562	4,682
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.23%), 6.68%, 02/20/2071 (aa)	1,534	1,576
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	2,174	2,021
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	261	207
2.00%, 07/20/2050	126	104
2.00%, 08/20/2050	4,119	3,415
2.00%, 09/20/2050	2,436	2,018
2.00%, 11/20/2050	1,436	1,190
2.00%, 12/20/2050	2,384	1,974
2.00%, 01/20/2051	1,009	836
2.00%, 02/20/2051	873	723
2.00%, 10/20/2051	4,690	3,883
2.00%, 12/20/2051	4,630	3,833
2.00%, 01/20/2052	431	357
2.00%, 02/20/2052	3,447	2,854
2.00%, 03/20/2052	1,179	976
2.00%, 04/20/2052	2,746	2,273
2.50%, 01/20/2051	258	222
2.50%, 02/20/2051	3,661	3,162
2.50%, 05/20/2051	5,340	4,602
2.50%, 07/20/2051	6,825	5,884
2.50%, 08/20/2051	2,818	2,429
2.50%, 09/20/2051 (gg)	9,798	8,444
2.50%, 10/20/2051	1,105	935
2.50%, 11/20/2051	2,936	2,530
2.50%, 12/20/2051	3,224	2,779
2.50%, 01/20/2052	384	326
2.50%, 03/20/2052	4,355	3,753
2.50%, 04/20/2052	853	735
2.50%, 05/20/2052	686	591
2.50%, 07/20/2052	221	191
2.50%, 08/20/2052	363	314
3.00%, 01/20/2043	361	333
3.00%, 11/20/2043	77	71
3.00%, 03/20/2045	78	71
3.00%, 09/20/2046	1,717	1,560
3.00%, 11/20/2046	1,058	960

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
3.00%, 10/20/2047	347	315
3.00%, 04/20/2049	26	24
3.00%, 04/20/2050	6,245	5,595
3.00%, 07/20/2050	5,307	4,761
3.00%, 08/20/2050	2,870	2,577
3.00%, 03/20/2051	891	799
3.00%, 08/20/2051	526	471
3.00%, 10/20/2051	2,344	2,098
3.00%, 11/20/2051	2,942	2,633
3.00%, 12/20/2051	1,605	1,437
3.00%, 01/20/2052 (gg)	6,754	6,043
3.00%, 02/20/2052	291	260
3.00%, 03/20/2052	1,320	1,167
3.00%, 06/20/2052	1,769	1,582
3.00%, 09/20/2052	745	668
3.00%, 02/20/2053	2,714	2,441
3.50%, 09/20/2045	2,146	2,003
3.50%, 09/20/2047	2,748	2,546
3.50%, 10/20/2047	4,271	3,918
3.50%, 08/20/2048	138	128
3.50%, 11/20/2048	165	153
3.50%, 12/20/2048	4	4
3.50%, 03/20/2049	801	739
3.50%, 06/20/2049	1,659	1,508
3.50%, 07/20/2049	787	726
3.50%, 09/20/2049	1,003	925
3.50%, 10/20/2049	420	389
3.50%, 12/20/2049	331	304
3.50%, 01/20/2050	496	457
3.50%, 04/20/2050	98	90
3.50%, 01/20/2052	3,518	3,241
3.50%, 02/20/2052	2,114	1,942
3.50%, 05/20/2052	624	575
3.50%, 02/20/2053	398	366
4.00%, 07/20/2048	809	774
4.00%, 09/20/2048	1,373	1,315
4.00%, 11/20/2048	24	23
4.00%, 12/20/2048	702	671
4.00%, 05/20/2049	427	406
4.00%, 01/20/2050	756	721
4.00%, 03/20/2050	165	158
4.00%, 07/20/2052	169	160
4.00%, 09/20/2052	1,530	1,451
4.00%, 12/20/2052	355	337
4.00%, 12/20/2054	4,997	4,707
4.50%, 03/20/2047	408	400
4.50%, 06/20/2047	683	668

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
4.50%, 07/20/2047	1,208	1,199
4.50%, 10/20/2047	251	246
4.50%, 11/20/2047	691	675
4.50%, 05/20/2048	5,984	5,854
4.50%, 09/20/2048	569	542
4.50%, 11/20/2048	717	701
4.50%, 01/20/2049	1,490	1,472
4.50%, 03/20/2049	373	370
4.50%, 05/20/2049	127	124
4.50%, 10/20/2049	533	529
4.50%, 12/20/2051	1,522	1,510
4.50%, 08/20/2052	1,319	1,290
4.50%, 09/20/2052	396	386
4.50%, 06/20/2053	1,138	1,109
4.50%, 12/20/2053	374	365
4.50%, 10/20/2054	1,861	1,807
4.50%, 11/20/2054	1,407	1,366
4.50%, 02/20/2055	1,996	1,938
5.00%, 12/20/2048	113	114
5.00%, 06/20/2049	252	255
5.00%, 07/20/2052	94	94
5.00%, 09/20/2052	718	719
5.00%, 12/20/2052	1,049	1,051
5.00%, 04/20/2053	986	985
5.00%, 05/20/2053	1,081	1,080
5.00%, 07/20/2053	1,631	1,628
5.00%, 11/20/2053	559	559
5.00%, 09/20/2054	1,405	1,400
5.00%, 10/20/2054	553	551
5.00%, 11/20/2054	4,900	4,882
5.00%, 12/20/2054	2,522	2,513
5.50%, 12/20/2052	897	910
5.50%, 01/20/2053	109	110
5.50%, 03/20/2053	409	414
5.50%, 04/20/2053	1,337	1,356
5.50%, 05/20/2053	404	409
5.50%, 06/20/2053	937	949
5.50%, 07/20/2053	344	349
5.50%, 09/20/2053	3,884	3,936
5.50%, 06/20/2054	1,706	1,713
5.50%, 08/20/2054	2,127	2,147
5.50%, 10/20/2054	2,502	2,523
5.50%, 11/20/2054	1,332	1,346
5.50%, 12/20/2054	1,613	1,628
5.50%, 07/20/2055	2,170	2,188
6.00%, 07/20/2053	1,017	1,047
6.00%, 09/20/2053	714	732

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
6.00%, 10/20/2053	685	701
6.00%, 08/20/2054	2,625	2,677
6.00%, 02/20/2055	1,014	1,027
6.00%, 07/20/2055	85	87
6.00%, 09/20/2055	7,958	8,113
6.50%, 06/20/2054	294	302
6.50%, 07/20/2054	1,262	1,299
6.50%, 03/20/2055	219	225
6.50%, 06/20/2055	287	295
6.50%, 07/20/2055	547	563
6.50%, 08/20/2055	498	514
6.50%, 09/20/2055	1,575	1,623
7.00%, 01/20/2053	857	891
7.00%, 05/20/2054	1,181	1,218
7.00%, 04/20/2055	283	291
7.00%, 08/20/2055	384	396
GNMA, Single Family, 30 years,
TBA, 2.00%, 10/01/2055 (w)	375	310
TBA, 2.00%, 11/01/2055 (w)	6,100	5,049
TBA, 2.50%, 11/01/2055 (w)	15,500	13,351
TBA, 3.00%, 10/01/2055 (w)	47,187	42,176
TBA, 3.00%, 11/01/2055 (w)	13,000	11,620
TBA, 3.50%, 10/01/2055 (w)	7,170	6,548
TBA, 3.50%, 11/01/2055 (w)	29,700	27,117
TBA, 4.00%, 10/01/2055 (w)	1,435	1,351
TBA, 4.00%, 11/01/2055 (w)	45,300	42,628
TBA, 4.50%, 10/01/2055 (w)	2,275	2,208
TBA, 4.50%, 11/01/2055 (w)	6,000	5,820
TBA, 5.00%, 10/01/2055 (w)	2,830	2,816
TBA, 5.00%, 11/01/2055 (w)	24,500	24,351
TBA, 5.50%, 10/01/2055 (w)	4,139	4,170
TBA, 5.50%, 11/01/2055 (w)	13,700	13,795
TBA, 6.00%, 10/01/2055 (w)	425	432
TBA, 6.50%, 10/01/2055 (w)	2,700	2,773
TBA, 6.50%, 11/01/2055 (w)	24,500	25,159

Total GNMA II Collateral		476,046

UMBS Collateral — 9.0%
FHLMC Pool, 6.50%, 07/01/2054	1,952	2,041
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035	280	252
1.50%, 03/01/2036	431	387
1.50%, 02/01/2037	632	566
1.50%, 03/01/2037	657	588
2.00%, 12/01/2035	544	503
2.00%, 02/01/2036	3,637	3,364
2.00%, 03/01/2036	311	288

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
2.00%, 05/01/2036	2,137	1,976
2.00%, 08/01/2036	915	845
2.00%, 10/01/2036	477	440
2.00%, 11/01/2036	2,735	2,526
2.00%, 12/01/2036	272	252
2.00%, 01/01/2037	3,294	3,046
2.00%, 04/01/2037	1,267	1,165
2.00%, 05/01/2037	784	721
2.00%, 06/01/2037	1,529	1,406
2.00%, 07/01/2038	703	646
2.50%, 07/01/2032	1,215	1,171
2.50%, 10/01/2035	6,158	5,812
2.50%, 07/01/2036	965	910
2.50%, 04/01/2037	114	107
2.50%, 05/01/2037	288	270
2.50%, 11/01/2037	1,787	1,680
3.00%, 04/01/2028	12	12
3.00%, 10/01/2028	528	521
3.00%, 04/01/2029	13	13
3.00%, 05/01/2030	3	3
3.00%, 06/01/2030	312	306
3.00%, 11/01/2030	62	61
3.00%, 11/01/2031	15	15
3.00%, 11/01/2032	70	68
3.00%, 01/01/2033	33	32
3.00%, 04/01/2037	284	272
3.00%, 07/01/2038	565	542
3.50%, 11/01/2025	5	5
3.50%, 09/01/2033	186	184
3.50%, 02/01/2034	451	445
3.50%, 05/01/2035	388	378
4.00%, 05/01/2026	1	1
4.00%, 07/01/2029	16	16
4.00%, 11/01/2033	1	1
4.00%, 01/01/2034	10	10
4.00%, 08/01/2037	106	104
4.00%, 02/01/2038	106	104
4.00%, 12/01/2039	4,497	4,425
FHLMC Pool, Single Family, 20 years,
3.00%, 07/01/2042	300	278
3.00%, 08/01/2042	107	99
3.50%, 06/01/2039	201	194
3.50%, 07/01/2039	115	111
3.50%, 08/01/2039	445	427
3.50%, 09/01/2039	286	274
6.00%, 06/01/2045	449	459
6.50%, 05/01/2045	458	474

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	20	16
1.50%, 04/01/2051	37	29
1.50%, 05/01/2051	4,804	3,687
1.50%, 07/01/2051	807	619
2.00%, 09/01/2050	620	505
2.00%, 10/01/2050	3,800	3,096
2.00%, 02/01/2051	3,421	2,785
2.00%, 03/01/2051	2,495	2,036
2.00%, 05/01/2051	9,849	8,004
2.00%, 06/01/2051	1,162	945
2.00%, 07/01/2051	1,193	975
2.00%, 10/01/2051	1,513	1,238
2.00%, 11/01/2051	4,993	4,077
2.00%, 12/01/2051	3,897	3,164
2.00%, 01/01/2052	423	344
2.00%, 02/01/2052	1,924	1,555
2.00%, 03/01/2052	4,123	3,340
2.00%, 04/01/2052	4,692	3,802
2.00%, 08/01/2052	780	632
2.00%, 10/01/2052	1,974	1,594
2.50%, 11/01/2050 (gg)	20,005	16,970
2.50%, 12/01/2050	690	587
2.50%, 02/01/2051	10,737	9,134
2.50%, 04/01/2051	362	305
2.50%, 07/01/2051	4,098	3,479
2.50%, 08/01/2051	12,811	11,001
2.50%, 11/01/2051	674	576
2.50%, 02/01/2052	7,380	6,245
2.50%, 03/01/2052	1,501	1,279
2.50%, 04/01/2052	179	152
3.00%, 02/01/2049	1,803	1,640
3.00%, 11/01/2049	1,306	1,173
3.00%, 05/01/2050	2,916	2,615
3.00%, 07/01/2050	1,533	1,351
3.00%, 08/01/2050	3,257	2,917
3.00%, 10/01/2050	663	588
3.00%, 12/01/2050	221	196
3.00%, 06/01/2051	2,746	2,419
3.00%, 07/01/2051	5,082	4,560
3.00%, 11/01/2051	1,627	1,439
3.00%, 12/01/2051	3,268	2,878
3.00%, 02/01/2052	872	767
3.00%, 03/01/2052	2,494	2,210
3.00%, 04/01/2052	4,077	3,613
3.00%, 05/01/2052	1,585	1,397
3.00%, 07/01/2052	9,181	8,076

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
3.50%, 03/01/2042	1	1
3.50%, 09/01/2042	1,831	1,731
3.50%, 07/01/2043	1	1
3.50%, 11/01/2047	269	251
3.50%, 02/01/2048	1,409	1,310
3.50%, 03/01/2048	235	220
3.50%, 05/01/2048	3,148	2,923
3.50%, 06/01/2048	3	3
3.50%, 01/01/2049	34	32
3.50%, 02/01/2049	431	404
3.50%, 09/01/2049	1,797	1,668
3.50%, 10/01/2049	1,688	1,563
3.50%, 04/01/2050	2,403	2,245
3.50%, 09/01/2052	1,116	1,021
3.50%, 05/01/2053	5,032	4,607
4.00%, 05/01/2045	3,614	3,491
4.00%, 10/01/2048	2,237	2,150
4.00%, 04/01/2049	1,792	1,721
4.00%, 09/01/2049	1,148	1,104
4.00%, 05/01/2050	846	806
4.00%, 08/01/2050	872	832
4.00%, 09/01/2050	7,574	7,228
4.00%, 04/01/2052	52	49
4.00%, 06/01/2052	810	766
4.00%, 07/01/2052	789	746
4.00%, 08/01/2052	1,476	1,397
4.00%, 09/01/2052	489	462
4.00%, 10/01/2052	485	462
4.00%, 02/01/2053	392	376
4.50%, 12/01/2047	150	148
4.50%, 04/01/2048	224	222
4.50%, 08/01/2048	17	17
4.50%, 09/01/2048	568	561
4.50%, 08/01/2049	1,045	1,035
4.50%, 09/01/2050	729	718
4.50%, 10/01/2050	2,895	2,836
4.50%, 07/01/2052	177	173
4.50%, 08/01/2052	432	422
4.50%, 12/01/2052	1,478	1,448
4.50%, 08/01/2053	89	87
5.00%, 12/01/2049	313	318
5.00%, 08/01/2052	214	214
5.00%, 09/01/2052	510	512
5.00%, 10/01/2052	252	253
5.00%, 11/01/2052	208	207
5.00%, 01/01/2053	3,463	3,472
5.00%, 04/01/2053	1,147	1,145

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
5.00%, 06/01/2053	161	162
5.00%, 04/01/2054	1,192	1,191
5.00%, 05/01/2054	494	491
5.00%, 10/01/2054	4,568	4,556
5.00%, 12/01/2054	1,483	1,485
5.50%, 11/01/2052	1,491	1,520
5.50%, 12/01/2052	1,020	1,042
5.50%, 01/01/2053	718	733
5.50%, 02/01/2053	2,029	2,058
5.50%, 03/01/2053	443	450
5.50%, 04/01/2053	336	340
5.50%, 05/01/2053	1,683	1,709
5.50%, 06/01/2053	94	95
5.50%, 09/01/2053	3,897	3,938
5.50%, 01/01/2054	499	504
5.50%, 03/01/2054	2,332	2,360
5.50%, 04/01/2054 (gg)	13,939	14,064
5.50%, 05/01/2054	3,980	4,044
5.50%, 07/01/2054	306	310
5.50%, 08/01/2054	448	458
5.50%, 09/01/2054	440	450
5.50%, 11/01/2054	3,125	3,180
5.50%, 12/01/2054	1,355	1,383
5.50%, 01/01/2055	902	919
5.50%, 03/01/2055	4,955	5,019
5.50%, 09/01/2055	11,165	11,420
6.00%, 02/01/2053	798	819
6.00%, 06/01/2053	278	288
6.00%, 08/01/2053	2,403	2,488
6.00%, 09/01/2053	726	747
6.00%, 02/01/2054	414	427
6.00%, 04/01/2054	335	348
6.00%, 05/01/2054	9,100	9,431
6.00%, 07/01/2054	1,046	1,080
6.00%, 08/01/2054	906	930
6.00%, 09/01/2054	3,580	3,710
6.00%, 11/01/2054	1,054	1,086
6.00%, 12/01/2054	832	865
6.00%, 01/01/2055	2,628	2,719
6.00%, 02/01/2055	5,815	5,970
6.00%, 03/01/2055	951	989
6.00%, 04/01/2055 (gg)	21,964	22,820
6.00%, 05/01/2055	1,231	1,263
6.00%, 06/01/2055	429	445
6.00%, 08/01/2055	6,017	6,165
6.50%, 09/01/2053	616	638
6.50%, 10/01/2053	402	419

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
6.50%, 11/01/2053	178	184
6.50%, 12/01/2053	954	992
6.50%, 01/01/2054	1,283	1,345
6.50%, 02/01/2054	602	625
6.50%, 05/01/2054	613	644
6.50%, 09/01/2054	1,145	1,202
6.50%, 02/01/2055	719	751
6.50%, 06/01/2055	268	283
6.50%, 07/01/2055	1,450	1,505
6.50%, 08/01/2055	269	284
6.50%, 09/01/2055	1,620	1,700
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 10/01/2055 (w)	2,241	2,006
TBA, 2.00%, 10/01/2052 (w)	4,525	4,160
TBA, 2.50%, 10/25/2037 (w)	1,950	1,833
TBA, 3.00%, 10/01/2040 (w)	1,525	1,462
TBA, 3.50%, 10/01/2055 (w)	450	436
TBA, 4.00%, 10/01/2040 (w)	475	467
TBA, 4.50%, 10/01/2040 (w)	6,800	6,792
TBA, 5.50%, 10/01/2040 (w)	3,000	3,067
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 10/15/2052 (w)	7,300	5,597
TBA, 2.00%, 10/01/2055 (w)	1,150	927
TBA, 2.00%, 11/01/2055 (w)	100,900	81,355
TBA, 2.50%, 10/01/2052 (w)	625	527
TBA, 3.00%, 10/01/2055 (w)	53,678	47,176
TBA, 3.50%, 10/01/2055 (w)	989	904
TBA, 4.00%, 10/01/2055 (w)	6,900	6,506
TBA, 4.50%, 10/01/2055 (w)	36,543	35,467
TBA, 5.00%, 10/01/2055 (w)	3,504	3,476
TBA, 5.00%, 11/01/2055 (w)	81,900	81,206
TBA, 5.50%, 11/01/2050 (w)	3,850	3,881
TBA, 5.50%, 10/01/2055 (w)	9,743	9,827
TBA, 6.00%, 10/01/2055 (w)	2,700	2,758
TBA, 6.00%, 11/01/2055 (w)	184,100	188,037
TBA, 6.50%, 10/01/2055 (w)	75	78
TBA, 7.00%, 11/01/2055 (w)	4,000	4,189
FNMA Pool,
2.00%, 11/01/2027	97	95
3.50%, 09/01/2027	33	33
3.50%, 12/01/2028	26	26
5.50%, 10/01/2054	2,707	2,740
6.00%, 06/01/2054	3,572	3,666
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	413	371
1.50%, 11/01/2036	365	328
1.50%, 03/01/2037	366	328

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
1.50%, 05/01/2037	147	131
1.50%, 08/01/2037	408	366
2.00%, 02/01/2028	6	6
2.00%, 09/01/2028	52	51
2.00%, 11/01/2028	51	50
2.00%, 07/01/2032	6	6
2.00%, 12/01/2035	601	556
2.00%, 02/01/2036	4,502	4,156
2.00%, 03/01/2036	334	308
2.00%, 08/01/2036	851	787
2.00%, 10/01/2036	272	251
2.00%, 11/01/2036	1,777	1,643
2.00%, 12/01/2036	925	853
2.00%, 01/01/2037	426	394
2.00%, 02/01/2037	751	691
2.00%, 04/01/2037	874	810
2.00%, 05/01/2037	541	498
2.50%, 08/01/2035	175	165
2.50%, 03/01/2036	1,594	1,509
2.50%, 07/01/2036	640	604
2.50%, 08/01/2036	99	93
2.50%, 03/01/2037	185	174
2.50%, 04/01/2037	385	362
2.50%, 05/01/2037	102	96
3.00%, 10/01/2026	15	15
3.00%, 11/01/2026	218	216
3.00%, 12/01/2026	30	30
3.00%, 01/01/2027	314	311
3.00%, 02/01/2027	69	69
3.00%, 04/01/2027	137	136
3.00%, 11/01/2027	10	10
3.00%, 02/01/2028	58	57
3.00%, 10/01/2029	27	26
3.00%, 03/01/2030	19	19
3.00%, 05/01/2030	6	6
3.00%, 07/01/2030	9	9
3.00%, 09/01/2030	312	306
3.00%, 12/01/2030	16	15
3.00%, 04/01/2031	59	57
3.00%, 12/01/2031	145	141
3.00%, 02/01/2032	226	221
3.00%, 03/01/2032	220	214
3.00%, 04/01/2032	1,084	1,055
3.00%, 05/01/2032	323	315
3.00%, 07/01/2032	712	694
3.00%, 08/01/2032	284	277
3.00%, 11/01/2032	572	557

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
3.00%, 01/01/2033	41	40
3.00%, 07/01/2033	73	71
3.00%, 02/01/2034	828	806
3.00%, 09/01/2034	330	319
3.00%, 12/01/2035	286	276
3.00%, 05/01/2037	1,430	1,373
3.50%, 12/01/2025	3	3
3.50%, 01/01/2026	27	27
3.50%, 07/01/2031	33	32
3.50%, 07/01/2034	186	184
3.50%, 03/01/2035	880	866
3.50%, 05/01/2035	48	48
3.50%, 12/01/2039	3,439	3,333
4.00%, 06/01/2026	6	6
4.00%, 08/01/2026	4	4
4.00%, 08/01/2027	6	6
4.00%, 12/01/2028	10	10
4.00%, 04/01/2033	310	310
4.00%, 10/01/2033	51	51
4.00%, 11/01/2033	2	2
4.00%, 12/01/2033	11	11
4.00%, 03/01/2035	149	148
4.00%, 09/01/2037	140	138
4.00%, 11/01/2037	205	202
4.00%, 05/01/2038	92	91
4.00%, 11/01/2038	55	54
4.00%, 12/01/2039	1,826	1,796
FNMA Pool, Single Family, 20 years,
3.00%, 05/01/2042	609	563
3.00%, 06/01/2042	306	281
3.00%, 07/01/2042	1,153	1,068
3.50%, 03/01/2037	345	336
3.50%, 08/01/2038	83	80
3.50%, 04/01/2039	10	9
3.50%, 08/01/2039	127	122
4.50%, 06/01/2039	17	17
4.50%, 07/01/2043	826	823
6.00%, 04/01/2045	310	317
6.00%, 06/01/2045	275	281
6.50%, 05/01/2045	1,520	1,573
7.00%, 03/01/2045	300	314
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,180	906
1.50%, 06/01/2051	1,731	1,332
1.50%, 07/01/2051	1,100	846
1.50%, 04/01/2052	835	641
2.00%, 07/01/2050	1,246	1,016

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
2.00%, 09/01/2050	1,079	881
2.00%, 10/01/2050	829	675
2.00%, 12/01/2050	6,901	5,619
2.00%, 01/01/2051	3,428	2,799
2.00%, 02/01/2051	1,164	946
2.00%, 03/01/2051	1,720	1,408
2.00%, 04/01/2051	3,138	2,564
2.00%, 05/01/2051	1,587	1,294
2.00%, 06/01/2051	5,061	4,124
2.00%, 07/01/2051	2,721	2,212
2.00%, 10/01/2051	16,330	13,269
2.00%, 11/01/2051	6,649	5,405
2.00%, 12/01/2051 (hh)	16,720	13,570
2.00%, 05/01/2052	3,188	2,582
2.00%, 10/01/2052	16,514	13,372
2.50%, 08/01/2046	4,222	3,668
2.50%, 08/01/2050	14	12
2.50%, 10/01/2050	9,930	8,411
2.50%, 12/01/2050	12,207	10,319
2.50%, 02/01/2051	1,717	1,461
2.50%, 03/01/2051	4,511	3,849
2.50%, 04/01/2051	5,791	4,893
2.50%, 07/01/2051	1,452	1,237
2.50%, 08/01/2051	3,221	2,756
2.50%, 09/01/2051	438	372
2.50%, 10/01/2051	2,821	2,387
2.50%, 11/01/2051	4,474	3,790
2.50%, 12/01/2051	13,009	11,056
2.50%, 01/01/2052	20,439	17,313
2.50%, 02/01/2052	914	781
2.50%, 03/01/2052	8,855	7,547
2.50%, 04/01/2052	4,063	3,464
2.50%, 05/01/2052	779	661
2.50%, 07/01/2052	9,268	7,839
3.00%, 08/01/2046	953	862
3.00%, 11/01/2046	2,533	2,329
3.00%, 02/01/2047	487	447
3.00%, 04/01/2048	4,995	4,596
3.00%, 01/01/2050	2,364	2,129
3.00%, 03/01/2050	1,253	1,126
3.00%, 06/01/2050	232	207
3.00%, 07/01/2050	10,646	9,432
3.00%, 08/01/2050	2,857	2,544
3.00%, 09/01/2050	260	231
3.00%, 11/01/2050	465	413
3.00%, 12/01/2050	3,298	2,958
3.00%, 01/01/2051	1,428	1,268

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
3.00%, 05/01/2051	9,272	8,188
3.00%, 06/01/2051	5,704	5,043
3.00%, 07/01/2051	1,572	1,394
3.00%, 08/01/2051	1,034	924
3.00%, 10/01/2051	2,615	2,306
3.00%, 11/01/2051	2,269	2,005
3.00%, 12/01/2051	2,238	1,971
3.00%, 02/01/2052	842	747
3.00%, 03/01/2052	435	386
3.00%, 04/01/2052	4,593	4,056
3.00%, 05/01/2052	3,800	3,348
3.50%, 07/01/2042	1	1
3.50%, 09/01/2042	128	121
3.50%, 05/01/2043	4	4
3.50%, 07/01/2043	5,608	5,328
3.50%, 08/01/2043 (gg)	14,262	13,496
3.50%, 01/01/2044	169	161
3.50%, 10/01/2045	16	15
3.50%, 12/01/2045	1,617	1,521
3.50%, 07/01/2046	3,007	2,818
3.50%, 02/01/2047	3,203	3,023
3.50%, 07/01/2047	716	673
3.50%, 10/01/2047	1,081	1,008
3.50%, 02/01/2048	1,731	1,611
3.50%, 03/01/2048	149	140
3.50%, 03/01/2049	279	261
3.50%, 06/01/2049	3,032	2,823
3.50%, 08/01/2049	1,511	1,408
3.50%, 04/01/2050	141	131
3.50%, 05/01/2050	3,657	3,379
3.50%, 07/01/2050	8,166	7,474
3.50%, 01/01/2051	603	557
3.50%, 03/01/2052 (gg)	10,382	9,655
3.50%, 05/01/2052 (gg)	16,167	14,837
3.50%, 06/01/2052	3,838	3,538
3.50%, 07/01/2052	867	795
3.50%, 05/01/2053	897	821
4.00%, 04/01/2039	923	912
4.00%, 03/01/2042	439	430
4.00%, 04/01/2043	2,837	2,761
4.00%, 04/01/2044	1,340	1,293
4.00%, 02/01/2045	191	186
4.00%, 08/01/2045	2,213	2,140
4.00%, 09/01/2046	104	101
4.00%, 09/01/2047	32	31
4.00%, 10/01/2047	400	384
4.00%, 03/01/2048	61	59

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
4.00%, 04/01/2048	347	334
4.00%, 06/01/2048	24	23
4.00%, 07/01/2048	3,729	3,605
4.00%, 08/01/2048	100	96
4.00%, 09/01/2048	236	227
4.00%, 03/01/2049	948	909
4.00%, 05/01/2049	4,578	4,452
4.00%, 06/01/2049	937	901
4.00%, 11/01/2049	393	378
4.00%, 05/01/2050	756	722
4.00%, 03/01/2051	2,012	1,927
4.00%, 05/01/2051	198	189
4.00%, 08/01/2051	3,215	3,128
4.00%, 04/01/2052	53	50
4.00%, 05/01/2052	1,621	1,533
4.00%, 06/01/2052	578	546
4.00%, 07/01/2052	429	406
4.00%, 08/01/2052	1,790	1,693
4.00%, 09/01/2052	281	266
4.00%, 12/01/2052	1,025	969
4.00%, 07/01/2053	393	376
4.00%, 11/01/2053	6,389	6,030
4.00%, 06/01/2054	1,638	1,545
4.50%, 05/01/2047	2	2
4.50%, 11/01/2047	499	492
4.50%, 01/01/2048	469	464
4.50%, 04/01/2048	23	23
4.50%, 08/01/2048	13	13
4.50%, 09/01/2048	387	382
4.50%, 02/01/2049	4,115	4,033
4.50%, 05/01/2049	352	346
4.50%, 08/01/2049	7	7
4.50%, 01/01/2050	146	145
4.50%, 04/01/2050 (gg)	5,766	5,673
4.50%, 05/01/2052	18	17
4.50%, 06/01/2052	1,180	1,151
4.50%, 08/01/2052	320	313
4.50%, 09/01/2052	1,923	1,875
4.50%, 10/01/2052	829	812
4.50%, 11/01/2052	2,806	2,744
4.50%, 12/01/2052	430	421
4.50%, 08/01/2053	245	240
4.50%, 01/01/2055	7,781	7,555
5.00%, 09/01/2049	784	793
5.00%, 10/01/2052	1,478	1,476
5.00%, 11/01/2052	929	930
5.00%, 12/01/2052	474	476

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
5.00%, 01/01/2053	2,037	2,033
5.00%, 02/01/2053	1,210	1,207
5.00%, 03/01/2053	297	299
5.00%, 04/01/2053	811	809
5.00%, 05/01/2053	196	195
5.00%, 06/01/2053	238	239
5.00%, 07/01/2053	1,805	1,795
5.00%, 08/01/2053	1,007	1,003
5.00%, 06/01/2054	923	918
5.00%, 10/01/2054	2,832	2,811
5.00%, 11/01/2054	1,544	1,537
5.00%, 01/01/2055	879	874
5.50%, 09/01/2052	264	271
5.50%, 01/01/2053	369	378
5.50%, 02/01/2053	1,630	1,655
5.50%, 03/01/2053	1,269	1,299
5.50%, 04/01/2053	1,656	1,695
5.50%, 05/01/2053	1,433	1,454
5.50%, 06/01/2053	3,638	3,717
5.50%, 09/01/2053	295	304
5.50%, 03/01/2054	7,196	7,270
5.50%, 04/01/2054	649	660
5.50%, 05/01/2054	4,459	4,508
5.50%, 07/01/2054	345	353
5.50%, 08/01/2054	605	619
5.50%, 12/01/2054	555	568
5.50%, 01/01/2055	2,095	2,137
5.50%, 05/01/2055	1,543	1,566
5.50%, 07/01/2055	39	40
5.50%, 08/01/2055	1,192	1,218
6.00%, 12/01/2052	249	256
6.00%, 01/01/2053	794	814
6.00%, 07/01/2053	1,057	1,083
6.00%, 08/01/2053	408	424
6.00%, 09/01/2053	1,710	1,767
6.00%, 11/01/2053	1,948	2,009
6.00%, 12/01/2053	667	689
6.00%, 01/01/2054	2,463	2,556
6.00%, 03/01/2054	2,031	2,107
6.00%, 04/01/2054	3,985	4,119
6.00%, 08/01/2054	2,976	3,063
6.00%, 09/01/2054	3,234	3,341
6.00%, 10/01/2054	222	227
6.00%, 11/01/2054	3,199	3,292
6.00%, 01/01/2055	3,944	4,056
6.00%, 02/01/2055	1,041	1,068
6.00%, 03/01/2055	4,317	4,482

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
6.00%, 04/01/2055	1,815	1,885
6.50%, 10/01/2053	640	672
6.50%, 11/01/2053	3,173	3,289
6.50%, 12/01/2053	1,129	1,188
6.50%, 01/01/2054	1,220	1,274
6.50%, 02/01/2054	700	744
6.50%, 04/01/2054	765	801
6.50%, 07/01/2054	2,270	2,367
6.50%, 08/01/2054	4,034	4,198
6.50%, 11/01/2054	2,515	2,619
6.50%, 07/01/2055	1,556	1,619
6.50%, 08/01/2055	4,153	4,306
6.50%, 09/01/2055	453	476

Total UMBS Collateral		1,371,229

Total Mortgage-Backed Securities (Cost $2,101,662)		2,027,093

Municipal Bonds — 0.0% (g) (t)
Arizona — 0.0% (g)
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 4.84%, 01/01/2041	100	98

California — 0.0% (g)
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	10
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series F, Rev., 6.58%, 05/15/2049	100	108
State of California, Taxable Construction Bond Bidding Group, GO, 1.75%, 11/01/2030	100	90

		208

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	890	780

Illinois — 0.0% (g)
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	87	89

Maryland — 0.0% (g)
Maryland Economic Development Corp., Rev., 5.43%, 05/31/2056	1,245	1,206

Michigan — 0.0% (g)
University of Michigan, Rev., 4.45%, 04/01/2122	1,000	806

New York — 0.0% (g)
Port Authority of New York & New Jersey
Rev., 5.07%, 07/15/2053	2,205	2,121
Series 21, Rev., 3.29%, 08/01/2069	40	26
Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.65%, 11/01/2040	100	107

		2,254

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oklahoma — 0.0% (g)
Oklahoma Development Finance Authority, Rev., 4.62%, 06/01/2044	10	10

Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060	10	7

Texas — 0.0% (g)
Dallas Fort Worth International Airport, Taxable
Series A, Rev., 4.09%, 11/01/2051	425	353
Series C, Rev., 3.09%, 11/01/2040	100	82

		435

Virginia — 0.0% (g)
University of Virginia, Rev., 2.26%, 09/01/2050	1,480	873
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117	40	31

		904

Total Municipal Bonds (Cost $7,718)		6,797

U.S. Government Agency Securities — 0.1%
Sovereign — 0.1%
Federal Agricultural Mortgage Corp.,
2.00%, 10/27/2031	1,000	889
2.15%, 07/23/2040	223	156
Federal Farm Credit Banks Funding Corp.,
1.28%, 06/03/2030	540	482
1.30%, 11/04/2030	5	4
1.30%, 02/03/2031	1,235	1,078
1.43%, 12/11/2030	44	39
1.74%, 06/03/2030	20	18
2.20%, 12/09/2031	1,030	924
2.20%, 01/12/2032	60	54
FHLBs,
1.00%, 03/23/2026	609	601
1.11%, 07/27/2026	833	815
1.25%, 06/15/2027	343	329
1.28%, 12/02/2030	15	13
1.30%, 02/11/2030	10	9
1.50%, 09/11/2029	110	101
1.80%, 01/25/2036	500	385
1.85%, 06/11/2035	25	20
2.00%, 03/25/2030	38	35
2.04%, 05/04/2035	739	584
2.05%, 03/19/2035	320	261
3.25%, 11/16/2028	25	25
3.50%, 09/09/2027	1,425	1,421
4.00%, 06/09/2028	50	50
FHLMC,
1.22%, 08/19/2030	215	190
1.25%, 11/19/2030	10	9

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Government Agency Securities — continued
Sovereign — continued
1.38%, 07/15/2030		17	15
1.40%, 06/28/2030		60	54
6.25%, 07/15/2032		7	8
6.75%, 03/15/2031		50	57
FHLMC STRIPs, Zero Coupon, 03/15/2031		542	438
FNMA,
Zero Coupon, 11/15/2030		225	184
0.88%, 08/05/2030		50	44
5.38%, 12/07/2028	GBP	460	635
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 07/15/2028		7	6
Zero Coupon, 10/15/2028		485	434
Zero Coupon, 01/15/2030		1,750	1,481
Zero Coupon, 04/15/2030		2,965	2,481
Resolution Funding Corp. Principal STRIP,
Zero Coupon, 01/15/2030		1,000	846
Zero Coupon, 04/15/2030		395	331
Tennessee Valley Authority, 4.63%, 06/07/2043	GBP	200	229

Total Sovereign			15,735

Total U.S. Government Agency Securities (Cost $15,887)			15,735

U.S. Treasury Obligations — 11.0%
Sovereign — 11.0%
U.S. Treasury Bonds,
1.13%, 05/15/2040		2,489	1,584
1.13%, 08/15/2040		2,434	1,534
1.25%, 05/15/2050 (ee)		9,070	4,444
1.38%, 11/15/2040		3,283	2,141
1.38%, 08/15/2050		2,952	1,482
1.63%, 11/15/2050		3,633	1,948
1.75%, 08/15/2041		3,538	2,399
1.88%, 02/15/2041		3,076	2,161
1.88%, 02/15/2051		3,165	1,806
1.88%, 11/15/2051		3,739	2,113
2.00%, 11/15/2041		2,672	1,875
2.00%, 02/15/2050		4,318	2,579
2.00%, 08/15/2051		3,160	1,849
2.25%, 05/15/2041		2,215	1,641
2.25%, 08/15/2046		1,854	1,235
2.25%, 08/15/2049		1,860	1,186
2.25%, 02/15/2052		2,692	1,668
2.38%, 02/15/2042		2,142	1,587
2.38%, 11/15/2049		2,039	1,333
2.38%, 05/15/2051		3,179	2,044
2.50%, 02/15/2045		2,734	1,956
2.50%, 02/15/2046		1,068	753
2.50%, 05/15/2046		1,427	1,003

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
Sovereign — continued
2.75%, 08/15/2042	652	507
2.75%, 11/15/2042	952	737
2.75%, 08/15/2047	1,384	1,003
2.75%, 11/15/2047	2,070	1,495
2.88%, 05/15/2043	1,506	1,179
2.88%, 08/15/2045	2,029	1,540
2.88%, 11/15/2046	594	444
2.88%, 05/15/2049	1,961	1,429
2.88%, 05/15/2052	2,541	1,812
3.00%, 05/15/2042	563	457
3.00%, 11/15/2044	1,029	805
3.00%, 05/15/2045	1,468	1,141
3.00%, 11/15/2045	717	555
3.00%, 02/15/2047	1,250	954
3.00%, 05/15/2047	955	727
3.00%, 02/15/2048	1,591	1,200
3.00%, 08/15/2048	1,881	1,413
3.00%, 02/15/2049	4,317	3,230
3.00%, 08/15/2052	2,422	1,770
3.13%, 11/15/2041	572	476
3.13%, 02/15/2042	606	502
3.13%, 02/15/2043	878	716
3.13%, 08/15/2044	1,852	1,482
3.13%, 05/15/2048	1,691	1,303
3.25%, 05/15/2042	1,898	1,593
3.38%, 08/15/2042	1,656	1,410
3.38%, 05/15/2044	934	778
3.38%, 11/15/2048	1,974	1,584
3.50%, 02/15/2039	335	306
3.63%, 08/15/2043	2,016	1,757
3.63%, 02/15/2044	2,000	1,734
3.63%, 02/15/2053	2,420	1,999
3.63%, 05/15/2053	2,431	2,006
3.75%, 08/15/2041	545	495
3.75%, 11/15/2043	2,461	2,177
3.88%, 08/15/2040	554	516
3.88%, 02/15/2043	1,666	1,511
3.88%, 05/15/2043	1,895	1,715
4.00%, 11/15/2042	1,666	1,539
4.00%, 11/15/2052	2,435	2,153
4.13%, 08/15/2044	1,795	1,665
4.13%, 08/15/2053	2,691	2,431
4.25%, 05/15/2039	497	490
4.25%, 11/15/2040	550	534
4.25%, 02/15/2054	3,149	2,904
4.25%, 08/15/2054	3,049	2,813
4.38%, 02/15/2038	289	291

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
Sovereign — continued
4.38%, 11/15/2039	572	567
4.38%, 05/15/2040	558	551
4.38%, 05/15/2041	539	529
4.38%, 08/15/2043 (ff)	1,900	1,832
4.50%, 02/15/2036	358	369
4.50%, 05/15/2038	327	334
4.50%, 08/15/2039	531	535
4.50%, 02/15/2044	2,044	1,998
4.50%, 11/15/2054	2,949	2,837
4.63%, 02/15/2040	576	586
4.63%, 05/15/2044	1,795	1,781
4.63%, 11/15/2044	3,264	3,232
4.63%, 05/15/2054	2,949	2,895
4.63%, 02/15/2055	3,560	3,496
4.75%, 02/15/2037	213	223
4.75%, 02/15/2041	583	598
4.75%, 11/15/2043	1,858	1,877
4.75%, 02/15/2045	2,445	2,458
4.75%, 11/15/2053	2,821	2,823
4.75%, 05/15/2055	3,507	3,516
4.75%, 08/15/2055	2,999	3,007
4.88%, 08/15/2045	815	832
5.00%, 05/15/2037	275	294
5.00%, 05/15/2045	2,632	2,731
5.25%, 11/15/2028	331	346
5.25%, 02/15/2029	548	577
5.38%, 02/15/2031	347	373
5.50%, 08/15/2028	198	208
6.13%, 11/15/2027	332	349
6.13%, 08/15/2029	172	187
6.25%, 05/15/2030	276	305
6.38%, 08/15/2027	155	163
6.50%, 11/15/2026	182	188
6.63%, 02/15/2027	122	127
U.S. Treasury Notes,
0.38%, 07/31/2027	1,911	1,802
0.38%, 09/30/2027	2,588	2,428
0.50%, 04/30/2027	7,628	7,263
0.50%, 05/31/2027	4,336	4,118
0.50%, 06/30/2027	1,558	1,476
0.50%, 08/31/2027	2,010	1,895
0.50%, 10/31/2027	2,349	2,204
0.63%, 07/31/2026	3,155	3,075
0.63%, 03/31/2027	1,532	1,464
0.63%, 11/30/2027	2,546	2,390
0.63%, 12/31/2027	2,956	2,767
0.63%, 05/15/2030	3,416	2,971

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
Sovereign — continued
0.63%, 08/15/2030 (jj)	4,453	3,840
0.75%, 01/31/2028	2,610	2,444
0.88%, 11/15/2030	4,648	4,031
1.00%, 07/31/2028	3,199	2,975
1.13%, 10/31/2026	2,428	2,361
1.13%, 02/28/2027	585	564
1.13%, 02/29/2028	2,650	2,499
1.13%, 08/31/2028	2,568	2,391
1.13%, 02/15/2031	5,097	4,454
1.25%, 11/30/2026	2,466	2,397
1.25%, 12/31/2026	3,602	3,496
1.25%, 03/31/2028	2,404	2,270
1.25%, 04/30/2028	2,645	2,492
1.25%, 05/31/2028	3,295	3,098
1.25%, 06/30/2028	2,620	2,459
1.25%, 09/30/2028	2,601	2,427
1.25%, 08/15/2031	5,091	4,404
1.38%, 10/31/2028	4,448	4,157
1.38%, 12/31/2028	3,119	2,905
1.38%, 11/15/2031	5,942	5,145
1.50%, 01/31/2027	3,259	3,167
1.50%, 11/30/2028	2,459	2,303
1.50%, 02/15/2030	9,525	8,688
1.63%, 10/31/2026	980	959
1.63%, 11/30/2026	890	869
1.63%, 08/15/2029	2,364	2,194
1.63%, 05/15/2031 (jj)	4,430	3,945
1.75%, 12/31/2026	985	962
1.75%, 01/31/2029	2,265	2,131
1.75%, 11/15/2029	2,656	2,464
1.88%, 02/28/2027	2,212	2,158
1.88%, 02/28/2029	2,429	2,291
1.88%, 02/15/2032	5,343	4,741
2.00%, 11/15/2026	2,151	2,110
2.25%, 02/15/2027	1,906	1,870
2.25%, 08/15/2027	1,863	1,817
2.25%, 11/15/2027	1,891	1,839
2.38%, 05/15/2027	2,303	2,257
2.38%, 03/31/2029	2,246	2,152
2.38%, 05/15/2029	2,579	2,467
2.50%, 03/31/2027	2,180	2,143
2.63%, 05/31/2027	2,052	2,018
2.63%, 02/15/2029	5,597	5,417
2.63%, 07/31/2029	2,121	2,042
2.75%, 04/30/2027	2,062	2,034
2.75%, 07/31/2027	1,957	1,926
2.75%, 02/15/2028	4,168	4,086

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
Sovereign — continued
2.75%, 05/31/2029	2,174	2,106
2.75%, 08/15/2032	4,856	4,515
2.88%, 05/15/2028	2,667	2,618
2.88%, 08/15/2028	2,707	2,651
2.88%, 04/30/2029	2,207	2,149
2.88%, 05/15/2032	5,835	5,487
3.13%, 08/31/2027 (jj)	1,916	1,898
3.13%, 11/15/2028	5,144	5,067
3.13%, 08/31/2029	1,569	1,537
3.25%, 06/30/2027	2,009	1,996
3.25%, 06/30/2029	2,521	2,483
3.38%, 09/15/2027	2,479	2,468
3.38%, 09/15/2028	2,567	2,549
3.38%, 05/15/2033	73,338	70,462
3.50%, 09/30/2026(ff)	3,129	3,123
3.50%, 01/31/2028	1,838	1,833
3.50%, 04/30/2028	1,837	1,832
3.50%, 09/30/2029	2,992	2,971
3.50%, 01/31/2030	1,490	1,478
3.50%, 04/30/2030	1,581	1,566
3.50%, 02/15/2033	73,304	71,182
3.63%, 08/31/2027	5,914	5,915
3.63%, 03/31/2028	1,838	1,839
3.63%, 05/31/2028	1,769	1,770
3.63%, 08/15/2028	2,652	2,652
3.63%, 08/31/2029	2,992	2,985
3.63%, 03/31/2030	1,492	1,486
3.63%, 08/31/2030	4,179	4,158
3.63%, 09/30/2030	3,500	3,483
3.63%, 09/30/2031	1,880	1,859
3.75%, 04/30/2027	4,249	4,256
3.75%, 06/30/2027	2,055	2,059
3.75%, 08/15/2027 (jj)	2,479	2,485
3.75%, 04/15/2028	3,679	3,691
3.75%, 05/15/2028	2,713	2,722
3.75%, 12/31/2028	2,479	2,487
3.75%, 05/31/2030	1,487	1,489
3.75%, 06/30/2030	1,475	1,476
3.75%, 12/31/2030	1,705	1,704
3.75%, 08/31/2031	1,881	1,873
3.88%, 03/31/2027	3,100	3,109
3.88%, 05/31/2027	7,530	7,557
3.88%, 07/31/2027 (ff)	3,288	3,302
3.88%, 10/15/2027	2,479	2,492
3.88%, 11/30/2027	1,840	1,850
3.88%, 12/31/2027	1,838	1,848
3.88%, 03/15/2028	2,979	2,998

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
Sovereign — continued
3.88%, 06/15/2028	1,000	1,007
3.88%, 07/15/2028	1,600	1,611
3.88%, 09/30/2029	1,534	1,544
3.88%, 11/30/2029	1,470	1,480
3.88%, 12/31/2029	2,713	2,731
3.88%, 04/30/2030	4,092	4,119
3.88%, 06/30/2030	2,000	2,013
3.88%, 07/31/2030	4,075	4,100
3.88%, 08/31/2032	8,213	8,191
3.88%, 09/30/2032	1,200	1,196
3.88%, 08/15/2033	88,523	87,811
3.88%, 08/15/2034	89,780	88,412
4.00%, 01/15/2027	5,462	5,483
4.00%, 12/15/2027	2,479	2,500
4.00%, 02/29/2028	1,838	1,854
4.00%, 06/30/2028	1,838	1,856
4.00%, 01/31/2029	2,607	2,636
4.00%, 07/31/2029	3,182	3,218
4.00%, 10/31/2029	1,892	1,914
4.00%, 02/28/2030	4,471	4,524
4.00%, 03/31/2030	3,442	3,482
4.00%, 05/31/2030	3,538	3,580
4.00%, 07/31/2030	1,482	1,499
4.00%, 01/31/2031	1,820	1,840
4.00%, 04/30/2032	2,431	2,445
4.00%, 06/30/2032	2,396	2,409
4.00%, 07/31/2032	1,735	1,743
4.00%, 02/15/2034	88,882	88,656
4.13%, 10/31/2026	2,949	2,962
4.13%, 01/31/2027	2,949	2,965
4.13%, 02/15/2027	2,282	2,295
4.13%, 02/28/2027	2,949	2,967
4.13%, 09/30/2027	1,888	1,906
4.13%, 10/31/2027	1,838	1,857
4.13%, 11/15/2027	2,479	2,505
4.13%, 07/31/2028	1,913	1,939
4.13%, 03/31/2029	2,864	2,908
4.13%, 10/31/2029	3,632	3,691
4.13%, 11/30/2029	2,992	3,041
4.13%, 08/31/2030	1,539	1,565
4.13%, 03/31/2031	1,832	1,861
4.13%, 07/31/2031	1,879	1,907
4.13%, 10/31/2031	1,881	1,909
4.13%, 11/30/2031 (ee) (ff)	3,391	3,440
4.13%, 02/29/2032	1,994	2,021
4.13%, 03/31/2032	2,081	2,109
4.13%, 05/31/2032	2,132	2,159

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
Sovereign — continued
4.13%, 11/15/2032	79,233	80,173
4.25%, 11/30/2026	2,949	2,967
4.25%, 12/31/2026	2,949	2,968
4.25%, 03/15/2027	2,372	2,391
4.25%, 01/15/2028	2,479	2,513
4.25%, 02/15/2028	3,964	4,021
4.25%, 02/28/2029	2,725	2,777
4.25%, 06/30/2029	3,280	3,346
4.25%, 01/31/2030	3,392	3,465
4.25%, 02/28/2031	1,770	1,810
4.25%, 06/30/2031	1,880	1,921
4.25%, 11/15/2034	89,886	90,912
4.25%, 05/15/2035	90,777	91,614
4.25%, 08/15/2035	59,720	60,206
4.38%, 12/15/2026	2,137	2,154
4.38%, 07/15/2027	2,462	2,493
4.38%, 08/31/2028	1,974	2,015
4.38%, 11/30/2028	2,348	2,400
4.38%, 12/31/2029	3,142	3,224
4.38%, 11/30/2030	5,090	5,236
4.38%, 01/31/2032	1,881	1,933
4.38%, 05/15/2034	88,873	90,942
4.50%, 04/15/2027	2,918	2,954
4.50%, 05/15/2027	8,269	8,377
4.50%, 05/31/2029	2,992	3,077
4.50%, 12/31/2031	1,881	1,946
4.50%, 11/15/2033	84,747	87,630
4.63%, 06/30/2026	4,000	4,024
4.63%, 10/15/2026	1,938	1,956
4.63%, 11/15/2026	2,046	2,066
4.63%, 06/15/2027	2,479	2,519
4.63%, 09/30/2028	2,094	2,154
4.63%, 04/30/2029	2,992	3,088
4.63%, 09/30/2030	1,575	1,637
4.63%, 04/30/2031	1,881	1,958
4.63%, 05/31/2031	2,421	2,520
4.63%, 02/15/2035	89,655	93,185
4.88%, 11/30/2025	1,390	1,392
4.88%, 10/31/2028	2,223	2,302
4.88%, 10/31/2030	1,603	1,686
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2026	5,000	4,886
Zero Coupon, 11/15/2026	5,000	4,801
Zero Coupon, 11/15/2028 (ff)	12,000	10,697
Zero Coupon, 02/15/2029	1,000	883
Zero Coupon, 11/15/2038 (jj)	6,250	3,426
Zero Coupon, 11/15/2041	200	92

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
U.S. Treasury Obligations — continued
Sovereign — continued
Zero Coupon, 05/15/2042		1,055		472
Zero Coupon, 08/15/2045		600		224
Zero Coupon, 11/15/2049		2,555		777
Zero Coupon, 02/15/2052		2,355		646
Zero Coupon, 08/15/2054		2,255		566

Total Sovereign				1,670,834

Total U.S. Treasury Obligations (Cost $1,667,423)				1,670,834

Purchased Option Contract — 0.0% (g)
Put Option Contract — 0.0% (g)
FNMA or FHLMC, Single Family, 30 years, Maturity Date 12/4/2025, Strike Price 99.09
Total Purchased Option Contract (Cost $3)		3,500		4

Short-Term Investments — 1.8%
Repurchase Agreement — 0.1%
BofA Securities, Inc., 4.25%, dated 9/30/2025 due 10/01/2025, repurchase price $9,700 collateralized by U.S. Treasury Security, 1.50%, due 01/31/2027, with a value of $10,182		9,700		9,700

Time Deposits — 1.1%
Australia & New Zealand Banking Group Ltd.,
2.35%, 10/01/2025	AUD	587		388
3.44%, 10/01/2025		9,571		9,571
Brown Brothers Harriman & Co.,
(0.60%), 10/01/2025	CHF	967		1,214
0.33%, 10/01/2025	SGD	191		148
0.65%, 10/01/2025	DKK	4,268		671
0.79%, 10/01/2025	EUR	—	(h)	—	(h)
0.82%, 10/01/2025	SEK	4,587		487
1.49%, 10/01/2025	NZD	931		540
2.14%, 10/02/2025	HKD	1,115		144
2.64%, 10/01/2025	NOK	5,205		522
2.92%, 10/01/2025	GBP	—	(h)	—	(h)
3.44%, 10/01/2025		—	(h)	—	(h)
Citibank NA,
0.79%, 10/01/2025	EUR	25,972		30,493
2.92%, 10/01/2025	GBP	2,066		2,779
3.44%, 10/01/2025		45,088		45,088
Royal Bank of Canada,
1.33%, 10/01/2025	CAD	29		21
3.44%, 10/01/2025		22,056		22,056
Sumitomo Mitsui Banking Corp., 0.12%, 10/01/2025	JPY	374,759		2,534
Sumitomo Mitsui Trust Bank Ltd., 3.44%, 10/01/2025		52,019		52,019

Total Time Deposits				168,675

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Government Agency Security — 0.2%
FHLB Discount Note, 3.90%, 10/01/2025 (n)	34,020	34,016

U.S. Treasury Obligations — 0.4%
U.S. Treasury Bills,
3.87%, 01/13/2026 (n) (ii)	276	273
3.88%, 01/20/2026 (n) (hh)	247	244
3.88%, 01/27/2026 (n)	580	573
3.94%, 12/11/2025 (n) (hh) (ii)	453	450
4.13%, 11/28/2025 (n) (ii)	76	75
4.19%, 10/09/2025 (n)	58,552	58,499
4.29%, 11/04/2025 (n) (ii)	25	25

Total U.S. Treasury Obligations		60,139

Total Short-Term Investments
(Cost $272,532)		272,530

Total Investments, Before Short Positions — 105.3% (Cost - $15,881,298)		16,004,085
Liabilities in Excess of Other Assets — (5.3)%		(803,663)

NET ASSETS — 100.0%		$15,200,422

Short Positions — 1.3%
Mortgage-Backed Securities — 1.3%
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 10/01/2052 (w)	200	184
TBA, 3.00%, 10/01/2040 (w)	4,500	4,315
TBA, 3.50%, 10/01/2055 (w)	100	97
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 10/01/2052 (w)	30,800	25,964
TBA, 3.00%, 10/01/2055 (w)	53,200	46,756
TBA, 3.00%, 11/01/2055 (w)	53,200	46,763
TBA, 3.50%, 11/01/2055 (w)	60,665	55,447
TBA, 4.00%, 10/01/2055 (w)	5,800	5,469
TBA, 4.00%, 11/01/2055 (w)	5,800	5,468
TBA, 5.50%, 10/01/2055 (w)	1,000	1,009
TBA, 6.50%, 11/01/2055 (w)	5,550	5,739

Total Mortgage-Backed Securities (Cost $197,232)		197,211

Total Securities Sold Short — 1.3% (Proceeds $197,232)		197,211

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro BOBL	16	12/2025	EUR	2,212	1
Euro Bund	184	12/2025	EUR	27,770	4
Euro Buxl	9	12/2025	EUR	1,206	4
Euro Schatz	498	12/2025	EUR	62,601	(53)
U.S. Treasury 2 Year Note	134	12/2025	USD	27,884	42
U.S. Treasury 10 Year Note	53	12/2025	USD	5,943	19
U.S. Treasury Long Bond	241	12/2025	USD	27,434	665
U.S. Treasury Ultra Bond	63	12/2025	USD	7,458	106

					788

Short Contracts
Euro BOBL	(425)	12/2025	EUR	(58,810)	27
Euro Buxl	(11)	12/2025	EUR	(1,458)	(20)
Euro Schatz	(123)	12/2025	EUR	(15,473)	24
Long Gilt	(116)	12/2025	GBP	(14,103)	(69)
U.S. Treasury 2 Year Note	(90)	12/2025	USD	(18,728)	(28)
U.S. Treasury 5 Year Note	(163)	12/2025	USD	(17,798)	(1)
U.S. Treasury 10 Year Note	(170)	12/2025	USD	(19,092)	(33)
U.S. Ultra Treasury 10 Year Note	(140)	12/2025	USD	(15,933)	(178)

					(278)

Total unrealized appreciation (depreciation)					510

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	331,390	USD	219,002	Bank of America, NA	10/02/2025	278
USD	147	CAD	203	Morgan Stanley & Co.	10/02/2025	1
CHF	4,286	USD	5,370	Morgan Stanley & Co.	10/02/2025	14
CHF	35,360	USD	44,365	Morgan Stanley & Co.	10/02/2025	54
DKK	10,895	USD	1,713	Goldman Sachs International	10/02/2025	—	(h)
USD	2,196	EUR	1,870	Bank of America, NA	10/02/2025	1
USD	570	EUR	484	Bank of America, NA	10/02/2025	3
USD	12	EUR	10	Bank of New York Mellon	10/02/2025	—	(h)
USD	273	EUR	230	Bank of New York Mellon	10/02/2025	3
EUR	112,702	USD	131,774	Barclays Bank plc	10/02/2025	543
EUR	98,386	USD	115,338	Barclays Bank plc	10/02/2025	172
USD	224	EUR	190	Citibank, NA	10/02/2025	1
USD	118	EUR	100	Citibank, NA	10/02/2025	—	(h)
EUR	65,471	USD	76,519	HSBC Bank plc	10/02/2025	348
EUR	8,430	USD	9,886	Morgan Stanley & Co.	10/02/2025	11
EUR	55,810	USD	65,452	Morgan Stanley & Co.	10/02/2025	71
EUR	292	USD	342	Morgan Stanley & Co.	10/02/2025	1
EUR	4,500	USD	5,277	Morgan Stanley & Co.	10/02/2025	6
EUR	10,269	USD	11,994	Morgan Stanley & Co.	10/02/2025	63
USD	9,676	EUR	8,220	Morgan Stanley & Co.	10/02/2025	25
USD	4,399	EUR	3,710	Morgan Stanley & Co.	10/02/2025	44
USD	6,585	EUR	5,600	Morgan Stanley & Co.	10/02/2025	10
USD	3,974	EUR	3,370	Morgan Stanley & Co.	10/02/2025	17
USD	7,456	EUR	6,350	Morgan Stanley & Co.	10/02/2025	1
USD	1,324	GBP	970	Bank of America, NA	10/02/2025	20
GBP	509,692	USD	684,557	Bank of New York Mellon	10/02/2025	927
USD	691,678	GBP	514,002	Bank of New York Mellon	10/02/2025	397
USD	787	GBP	585	Bank of New York Mellon	10/02/2025	—	(h)
USD	146,625	GBP	108,957	Bank of New York Mellon	10/02/2025	89
USD	130,359	GBP	96,460	BNP Paribas	10/02/2025	630
USD	2,205	GBP	1,620	Citibank, NA	10/02/2025	26
GBP	108,957	USD	146,350	Citibank, NA	10/02/2025	186
GBP	585	USD	786	Citibank, NA	10/02/2025	1
USD	130,360	GBP	96,460	Morgan Stanley & Co.	10/02/2025	631
USD	16,447	GBP	12,171	Morgan Stanley & Co.	10/02/2025	77
USD	43,291	GBP	32,038	Morgan Stanley & Co.	10/02/2025	204
USD	1,309	GBP	970	Morgan Stanley & Co.	10/02/2025	4
USD	150	GBP	110	UBS AG London	10/02/2025	2
USD	130,747	GBP	96,746	UBS AG London	10/02/2025	633
HUF	5,361,077	USD	16,118	Goldman Sachs International	10/02/2025	21
JPY	8,203,827	USD	55,229	Bank of America, NA	10/02/2025	245
USD	1,903	JPY	280,630	Bank of America, NA	10/02/2025	5
USD	716	JPY	105,480	Deutsche Bank AG	10/02/2025	3
USD	953	JPY	140,000	Deutsche Bank AG	10/02/2025	7
JPY	240,826,146	USD	1,626,984	Deutsche Bank AG	10/02/2025	1,485
USD	4,803	JPY	701,350	Deutsche Bank AG	10/02/2025	60
USD	1,420	JPY	209,160	Deutsche Bank AG	10/02/2025	6
USD	1,654,775	JPY	242,957,076	Goldman Sachs International	10/02/2025	11,897

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2025: (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	55,386	JPY	8,139,372	Goldman Sachs International	10/02/2025	347
USD	2,404	JPY	351,860	Royal Bank of Canada	10/02/2025	25
USD	1,443	JPY	211,000	Standard Chartered Bank	10/02/2025	16
USD	2,189	NOK	21,480	Bank of America, NA	10/02/2025	36
USD	438	NOK	4,300	Bank of New York Mellon	10/02/2025	8
NOK	180,820	USD	18,100	Goldman Sachs International	10/02/2025	19
NZD	47,382	USD	27,455	Bank of America, NA	10/02/2025	15
USD	27,461	NZD	46,582	Morgan Stanley & Co.	10/02/2025	455
USD	475	NZD	800	Morgan Stanley & Co.	10/02/2025	11
PLN	237,525	USD	65,291	Goldman Sachs International	10/02/2025	59
SEK	277,685	USD	29,472	Goldman Sachs International	10/02/2025	24
SEK	41,515	USD	4,406	Goldman Sachs International	10/02/2025	4
USD	41,115	SGD	52,721	Standard Chartered Bank	10/02/2025	245
SGD	52,721	USD	40,865	UBS AG London	10/02/2025	5
USD	1,700	THB	54,940	Morgan Stanley & Co.	10/02/2025	5
USD	72,776	THB	2,354,390	UBS AG London	10/02/2025	121
CNY	14,701,700	USD	2,063,252	HSBC Bank plc*	10/10/2025	3,160
USD	5,177	CNY	36,800	HSBC Bank plc*	10/10/2025	5
USD	3,066	CNY	21,800	HSBC Bank plc*	10/10/2025	2
USD	3,139	CNY	22,300	Standard Chartered Bank*	10/10/2025	4
USD	672,686	CNY	4,784,010	Standard Chartered Bank*	10/10/2025	265
USD	682,878	CNY	4,856,495	Standard Chartered Bank*	10/10/2025	269
USD	682,878	CNY	4,856,495	Standard Chartered Bank*	10/10/2025	269
USD	1,254	CNY	8,900	Standard Chartered Bank*	10/10/2025	3
USD	4,769	CNY	33,900	Standard Chartered Bank*	10/10/2025	4
USD	3,727	CNY	26,500	Standard Chartered Bank*	10/10/2025	2
USD	3,825	CNY	27,200	Standard Chartered Bank*	10/10/2025	2
USD	3,515	CNY	25,000	Standard Chartered Bank*	10/10/2025	1
USD	9,659	CAD	13,137	Barclays Bank plc	10/22/2025	210
USD	1,699	CHF	1,337	Barclays Bank plc	10/22/2025	15
CHF	301	USD	376	Goldman Sachs International	10/22/2025	2
USD	727	DKK	4,607	HSBC Bank plc	10/22/2025	2
USD	4,080	JPY	597,545	Morgan Stanley & Co.	10/22/2025	30
USD	825	NZD	1,378	Barclays Bank plc	10/22/2025	26
USD	60	AUD	90	Morgan Stanley & Co.	11/04/2025	—	(h)
USD	3,620	AUD	5,460	Morgan Stanley & Co.	11/04/2025	6
USD	26	CHF	21	UBS AG London	11/04/2025	—	(h)
USD	35,944	CZK	744,543	Goldman Sachs International	11/04/2025	7
USD	23,294	DKK	147,655	Goldman Sachs International	11/04/2025	14
USD	32	EUR	27	Bank of New York Mellon	11/04/2025	—	(h)
USD	454,211	EUR	385,915	Citibank, NA	11/04/2025	174
USD	2,243	EUR	1,905	Morgan Stanley & Co.	11/04/2025	2
USD	4,874	EUR	4,140	Morgan Stanley & Co.	11/04/2025	3
USD	454,192	EUR	385,915	UBS AG London	11/04/2025	154
USD	3,475,621	EUR	2,953,328	UBS AG London	11/04/2025	966
USD	5,022	GBP	3,730	BNP Paribas	11/04/2025	5
USD	188,084	GBP	139,686	BNP Paribas	11/04/2025	188
USD	4,874	GBP	3,620	Morgan Stanley & Co.	11/04/2025	5
USD	6,652	GBP	4,940	Morgan Stanley & Co.	11/04/2025	7

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2025: (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	188,091	GBP	139,690	Morgan Stanley & Co.	11/04/2025	189
USD	2,410	GBP	1,790	Morgan Stanley & Co.	11/04/2025	2
GBP	340	USD	457	UBS AG London	11/04/2025	—	(h)
USD	1,248	HKD	9,700	Morgan Stanley & Co.	11/04/2025	—	(h)
USD	1,158	JPY	170,430	Morgan Stanley & Co.	11/04/2025	1
USD	25,882	JPY	3,809,060	Morgan Stanley & Co.	11/04/2025	28
USD	256	NZD	440	Goldman Sachs International	11/04/2025	—	(h)
USD	721	NZD	1,240	Morgan Stanley & Co.	11/04/2025	1
USD	2,659	PLN	9,650	Morgan Stanley & Co.	11/04/2025	5
USD	24,670	RON	106,925	Goldman Sachs International	11/04/2025	22
USD	887	SEK	8,320	Morgan Stanley & Co.	11/04/2025	1
USD	964	SGD	1,240	Morgan Stanley & Co.	11/04/2025	—	(h)
USD	1,665	THB	53,760	Goldman Sachs International	11/04/2025	1
USD	147	CAD	203	Barclays Bank plc	11/05/2025	1
USD	77,074	EUR	65,471	Citibank, NA	11/05/2025	41
USD	132,674	EUR	112,702	Citibank, NA	11/05/2025	71
USD	1,373	EUR	1,167	Goldman Sachs International	11/05/2025	1
USD	497	EUR	422	HSBC Bank plc	11/05/2025	—	(h)
USD	43,347	GBP	32,038	Citibank, NA	11/05/2025	252
USD	15,284	GBP	11,296	Citibank, NA	11/05/2025	89
USD	539	GBP	400	Goldman Sachs International	11/05/2025	1
USD	49,221	CNH	348,892	HSBC Bank plc	12/17/2025	10
USD	38,665	IDR	636,666,056	Bank of America, NA*	12/17/2025	491
USD	38,665	IDR	636,666,056	Bank of America, NA*	12/17/2025	491
USD	216,254	KRW	298,161,780	Bank of America, NA*	12/17/2025	2,918
USD	2,391	MYR	10,030	Goldman Sachs International*	12/17/2025	1
USD	77,353	MYR	323,450	Morgan Stanley & Co.*	12/17/2025	287
USD	1,322	SGD	1,689	Morgan Stanley & Co.	12/17/2025	5
USD	890	THB	28,584	HSBC Bank plc	12/17/2025	2
USD	907	THB	28,584	Morgan Stanley & Co.	12/17/2025	19

Total unrealized appreciation						31,350

USD	457	GBP	340	UBS AG London	10/01/2025	(—	)(h)
USD	215,009	AUD	329,210	Morgan Stanley & Co.	10/02/2025	(2,829)
USD	482	AUD	730	Morgan Stanley & Co.	10/02/2025	(1)
USD	475	AUD	720	Morgan Stanley & Co.	10/02/2025	(1)
USD	482	AUD	730	UBS AG London	10/02/2025	(1)
CAD	203	USD	147	Barclays Bank plc	10/02/2025	(1)
USD	44,265	CHF	35,360	Goldman Sachs International	10/02/2025	(154)
USD	19	CHF	15	Morgan Stanley & Co.	10/02/2025	(—	)(h)
USD	28	CHF	22	UBS AG London	10/02/2025	(—	)(h)
USD	5,314	CHF	4,249	UBS AG London	10/02/2025	(24)
USD	35,531	CZK	744,543	Citibank, NA	10/02/2025	(377)
CZK	744,543	USD	35,917	Goldman Sachs International	10/02/2025	(9)
USD	1,706	DKK	10,895	Bank of America, NA	10/02/2025	(8)
USD	23,139	DKK	147,655	Bank of America, NA	10/02/2025	(84)
DKK	147,655	USD	23,240	Goldman Sachs International	10/02/2025	(16)
USD	2,253	EUR	1,922	Bank of America, NA	10/02/2025	(4)
EUR	4,070	USD	4,781	Bank of America, NA	10/02/2025	(2)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2025: (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1,625	USD	1,928	Bank of America, NA	10/02/2025	(20)
USD	136,813	EUR	117,201	Barclays Bank plc	10/02/2025	(786)
USD	1,995	EUR	1,703	Barclays Bank plc	10/02/2025	(4)
USD	1,401	EUR	1,194	Barclays Bank plc	10/02/2025	(—	)(h)
USD	115,081	EUR	98,386	Barclays Bank plc	10/02/2025	(429)
USD	430	EUR	368	Barclays Bank plc	10/02/2025	(2)
EUR	112,702	USD	132,402	Citibank, NA	10/02/2025	(85)
EUR	65,471	USD	76,916	Citibank, NA	10/02/2025	(49)
EUR	385,915	USD	453,303	Citibank, NA	10/02/2025	(220)
USD	74,987	EUR	64,233	Citibank, NA	10/02/2025	(426)
USD	136,162	EUR	117,201	Citibank, NA	10/02/2025	(1,438)
EUR	23,103	USD	27,126	Goldman Sachs International	10/02/2025	(2)
USD	452,835	EUR	387,415	Goldman Sachs International	10/02/2025	(2,010)
EUR	297	USD	349	HSBC Bank plc	10/02/2025	(1)
USD	74,630	EUR	64,233	HSBC Bank plc	10/02/2025	(783)
EUR	16	USD	19	Morgan Stanley & Co.	10/02/2025	(—	)(h)
USD	1,759	EUR	1,500	Morgan Stanley & Co.	10/02/2025	(2)
USD	3,492,394	EUR	2,986,348	Morgan Stanley & Co.	10/02/2025	(13,730)
USD	2,576	EUR	2,210	Morgan Stanley & Co.	10/02/2025	(19)
USD	452,839	EUR	387,415	Morgan Stanley & Co.	10/02/2025	(2,006)
EUR	2,953,328	USD	3,468,684	UBS AG London	10/02/2025	(1,327)
EUR	385,915	USD	453,284	UBS AG London	10/02/2025	(200)
USD	4,408	EUR	3,770	UBS AG London	10/02/2025	(18)
USD	26,940	EUR	23,071	UBS AG London	10/02/2025	(147)
USD	2,833	GBP	2,110	Bank of America, NA	10/02/2025	(5)
GBP	140	USD	189	Bank of New York Mellon	10/02/2025	(1)
GBP	139,686	USD	188,052	BNP Paribas	10/02/2025	(189)
GBP	11,296	USD	15,281	Citibank, NA	10/02/2025	(89)
GBP	875	USD	1,184	Citibank, NA	10/02/2025	(7)
GBP	32,038	USD	43,340	Citibank, NA	10/02/2025	(253)
GBP	139,690	USD	188,059	Morgan Stanley & Co.	10/02/2025	(190)
GBP	5,820	USD	7,865	Morgan Stanley & Co.	10/02/2025	(38)
GBP	960	USD	1,299	Morgan Stanley & Co.	10/02/2025	(8)
GBP	4,500	USD	6,081	Morgan Stanley & Co.	10/02/2025	(29)
USD	2,653	GBP	1,980	Morgan Stanley & Co.	10/02/2025	(10)
GBP	4,500	USD	6,081	Morgan Stanley & Co.	10/02/2025	(29)
GBP	6,440	USD	8,703	Morgan Stanley & Co.	10/02/2025	(42)
USD	1,246	HKD	9,700	Morgan Stanley & Co.	10/02/2025	(1)
HKD	9,700	USD	1,247	Morgan Stanley & Co.	10/02/2025	(—	)(h)
USD	15,726	HUF	5,361,077	Morgan Stanley & Co.	10/02/2025	(413)
JPY	105,545	USD	721	Citibank, NA	10/02/2025	(8)
USD	1,148	JPY	170,000	Citibank, NA	10/02/2025	(2)
JPY	1,078,550	USD	7,370	Morgan Stanley & Co.	10/02/2025	(77)
JPY	2,082,670	USD	14,232	Morgan Stanley & Co.	10/02/2025	(149)
JPY	969,190	USD	6,615	Standard Chartered Bank	10/02/2025	(61)
USD	15,408	NOK	155,040	Bank of America, NA	10/02/2025	(128)
USD	62,704	PLN	229,585	Bank of America, NA	10/02/2025	(462)
USD	2,178	PLN	7,940	Morgan Stanley & Co.	10/02/2025	(7)
USD	24,540	RON	106,925	Goldman Sachs International	10/02/2025	(146)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2025: (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
RON	106,925	USD	24,706	Goldman Sachs International	10/02/2025	(20)
USD	27	SEK	257	Bank of America, NA	10/02/2025	(—	)(h)
USD	4,359	SEK	41,258	Goldman Sachs International	10/02/2025	(23)
USD	29,338	SEK	277,685	Goldman Sachs International	10/02/2025	(158)
THB	2,409,330	USD	74,360	Morgan Stanley & Co.	10/02/2025	(9)
CNY	16,100	USD	2,264	HSBC Bank plc*	10/10/2025	(1)
USD	2,243	CNY	16,000	HSBC Bank plc*	10/10/2025	(5)
USD	1,305	CNY	9,300	Standard Chartered Bank*	10/10/2025	(2)
USD	4,100	CNY	29,200	Standard Chartered Bank*	10/10/2025	(4)
USD	5,743	AUD	8,795	Barclays Bank plc	10/22/2025	(79)
CAD	327	USD	238	Goldman Sachs International	10/22/2025	(3)
USD	1,036	CZK	21,883	Barclays Bank plc	10/22/2025	(20)
USD	474	HUF	163,362	Barclays Bank plc	10/22/2025	(17)
JPY	143,117	USD	971	Morgan Stanley & Co.	10/22/2025	(1)
USD	350	NOK	3,560	HSBC Bank plc	10/22/2025	(7)
USD	906	PLN	3,307	Barclays Bank plc	10/22/2025	(4)
USD	481	RON	2,103	Barclays Bank plc	10/22/2025	(4)
USD	652	SEK	6,226	Citibank, NA	10/22/2025	(10)
USD	219,106	AUD	331,390	Bank of America, NA	11/04/2025	(283)
USD	56	CHF	44	Citibank, NA	11/04/2025	(—	)(h)
USD	5,392	CHF	4,286	Morgan Stanley & Co.	11/04/2025	(15)
USD	44,541	CHF	35,360	Morgan Stanley & Co.	11/04/2025	(65)
USD	2,715	CNY	19,300	HSBC Bank plc*	11/04/2025	(2)
USD	2,066,471	CNY	14,701,700	HSBC Bank plc*	11/04/2025	(3,273)
USD	4,185	CNY	29,800	Standard Chartered Bank*	11/04/2025	(10)
USD	1,717	DKK	10,895	Goldman Sachs International	11/04/2025	(1)
USD	115,570	EUR	98,386	Barclays Bank plc	11/04/2025	(183)
USD	27,180	EUR	23,103	Goldman Sachs International	11/04/2025	(1)
EUR	427	USD	503	Morgan Stanley & Co.	11/04/2025	(—	)(h)
USD	684,676	GBP	509,692	Bank of New York Mellon	11/04/2025	(929)
USD	713	GBP	530	Bank of New York Mellon	11/04/2025	(—	)(h)
USD	786	GBP	585	Citibank, NA	11/04/2025	(1)
USD	146,376	GBP	108,957	Citibank, NA	11/04/2025	(186)
USD	16,086	HUF	5,361,077	Goldman Sachs International	11/04/2025	(19)
USD	1,632,632	JPY	240,826,146	Deutsche Bank AG	11/04/2025	(1,936)
USD	18,104	NOK	180,820	Goldman Sachs International	11/04/2025	(19)
USD	27,491	NZD	47,382	Bank of America, NA	11/04/2025	(16)
USD	65,261	PLN	237,525	Goldman Sachs International	11/04/2025	(58)
SEK	148	USD	16	Bank of America, NA	11/04/2025	(—	)(h)
USD	4,416	SEK	41,515	Goldman Sachs International	11/04/2025	(4)
USD	29,535	SEK	277,685	Goldman Sachs International	11/04/2025	(27)
USD	40,972	SGD	52,721	UBS AG London	11/04/2025	(11)
USD	74,484	THB	2,409,330	Morgan Stanley & Co.	11/04/2025	(75)
USD	132,048	EUR	112,702	Barclays Bank plc	11/05/2025	(555)
USD	76,676	EUR	65,471	HSBC Bank plc	11/05/2025	(356)
USD	4,516	EUR	3,867	Morgan Stanley & Co.	11/05/2025	(33)
GBP	511	USD	687	Morgan Stanley & Co.	11/05/2025	(—	)(h)
USD	55,427	JPY	8,203,827	Bank of America, NA	11/05/2025	(260)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2025: (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	330	CLP	319,372	HSBC Bank plc*	12/17/2025	(3)
USD	864	ILS	2,907	HSBC Bank plc	12/17/2025	(14)
KRW	1,973,320	USD	1,423	Bank of America, NA*	12/17/2025	(11)
KRW	307,699	USD	223	HSBC Bank plc*	12/17/2025	(3)
USD	8,154	KRW	11,399,510	Morgan Stanley & Co.*	12/17/2025	(2)
USD	2,131	MXN	40,156	Barclays Bank plc	12/17/2025	(43)
USD	1,457	MYR	6,136	Barclays Bank plc*	12/17/2025	(5)
USD	221	PEN	778	Morgan Stanley & Co.*	12/17/2025	(3)

Total unrealized depreciation						(38,328)

Net unrealized appreciation (depreciation)						(6,978)

*	Non-deliverable forward.

OTC Interest Rate Swaps contracts outstanding as of September 30, 2025:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR	5,000	(—	)(h)	(47)	(47)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.88% quarterly	Pay	Morgan Stanley & Co.	11/23/2030	MYR	1,030	—		8	8
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.81% quarterly	Pay	Goldman Sachs	05/17/2031	MYR	2,300	—		16	16
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.31% quarterly	Pay	Morgan Stanley & Co.	07/24/2035	MYR	4,000	—		(10)	(10)
CFETS China Fixing Repo Rates 7 day	2.36% quarterly	Pay	Morgan Stanley & Co.	09/01/2030	CNY	7,000	—		34	34

Total							(—	)(h)	1	1

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2025:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% semi- annually	Pay	12/03/2025	JPY	140,000	(—	)(h)	(2)		(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.24% annually	Pay	02/02/2026	JPY	120,000	—	(h)	(2)		(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2027	JPY	191,520	(15)		(9)		(24)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.60% annually	Pay	07/08/2028	JPY	470,000	(38)		—	(h)	(38)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2028	JPY	975,000	(162)		(43)		(205)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2029	JPY	25,000	6		1		7
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2030	JPY	780,000	257		50		307
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi- annually	Pay	12/03/2030	JPY	143,500	(—	)(h)	(47)		(47)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.90% annually	Pay	07/08/2032	JPY	310,000	(25)		(25)		(50)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.05% annually	Pay	07/08/2032	JPY	120,000	(39)		(27)		(66)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.90% annually	Pay	07/08/2032	JPY	60,000	(10)		(—	)(h)	(10)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% annually	Pay	07/08/2033	JPY	245,000	(98)		(57)		(155)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2025: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.10% annually	Pay	07/08/2035	JPY	140,000	(26)	(6)	(32)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	07/08/2037	JPY	135,000	(78)	(67)	(145)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% annually	Pay	07/08/2043	JPY	210,000	(225)	(151)	(376)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2048	JPY	115,000	(141)	(119)	(260)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.75% annually	Pay	07/08/2055	JPY	55,000	(53)	(3)	(56)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.75% annually	Pay	07/08/2055	JPY	70,000	(77)	5	(72)
BBSW ASX Australian 6 Month	2.50% semi- annually	Pay	12/03/2025	AUD	3,390	269	(283)	(14)
BBSW ASX Australian 6 Month	2.55% semi- annually	Pay	12/03/2026	AUD	770	(27)	18	(9)
BBSW ASX Australian 6 Month	2.60% semi- annually	Pay	12/03/2027	AUD	11,365	(267)	61	(206)
BBSW ASX Australian 6 Month	2.75% semi- annually	Pay	12/03/2030	AUD	4,465	23	(194)	(171)
BBSW ASX Australian 6 Month	2.75% semi- annually	Pay	12/03/2031	AUD	1,270	(82)	22	(60)
BBSW ASX Australian 6 Month	2.80% semi- annually	Pay	12/03/2033	AUD	485	(42)	11	(31)
BBSW ASX Australian 6 Month	2.80% semi- annually	Pay	12/03/2033	AUD	3,695	(326)	87	(239)
BBSW ASX Australian 6 Month	2.85% semi- annually	Pay	12/03/2034	AUD	1,050	(81)	6	(75)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2025: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
BBSW ASX Australian 6 Month	2.85% semi- annually	Pay	12/03/2034	AUD	1,025	(68)	(6)	(74)
Canadian Overnight Repo Rate Average	3.85% semi- annually	Pay	12/03/2026	CAD	4,285	2	63	65
Canadian Overnight Repo Rate Average	3.65% semi- annually	Pay	12/03/2027	CAD	10,850	133	105	238
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/03/2029	CAD	4,780	88	61	149
Canadian Overnight Repo Rate Average	3.45% semi- annually	Pay	12/03/2032	CAD	3,815	48	96	144
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/03/2033	CAD	800	(2)	35	33
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/03/2034	CAD	4,115	107	62	169
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/03/2035	CAD	1,085	27	12	39
Canadian Overnight Repo Rate Average	3.55% semi- annually	Pay	12/03/2042	CAD	1,895	57	15	72
Canadian Overnight Repo Rate Average	3.40% semi- annually	Pay	12/03/2049	CAD	480	(1)	12	11
Canadian Overnight Repo Rate Average	3.35% semi- annually	Pay	12/03/2051	CAD	220	9	(5)	4
Canadian Overnight Repo Rate Average	3.30% semi- annually	Pay	12/03/2052	CAD	1,510	36	(15)	21
Canadian Overnight Repo Rate Average	3.30% semi- annually	Pay	12/03/2053	CAD	860	23	(10)	13
Canadian Overnight Repo Rate Average	3.25% semi- annually	Pay	12/03/2054	CAD	275	(1)	4	3
Canadian Overnight Repo Rate Average	3.25% semi- annually	Pay	12/03/2055	CAD	310	1	2	3
CFETS China Fixing Repo Rates 7 day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	— (h)	5	5
CFETS China Fixing Repo Rates 7 day	2.40% quarterly	Pay	05/11/2026	CNY	23,000	35	(15)	20

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2025: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
CFETS China Fixing Repo Rates 7 day	2.60% quarterly	Pay	05/11/2028	CNY	91,220	207	145		352
CFETS China Fixing Repo Rates 7 day	2.40% quarterly	Pay	12/06/2028	CNY	5,000	11	7		18
CFETS China Fixing Repo Rates 7 day	2.65% quarterly	Pay	05/10/2029	CNY	134,160	775	(62)		713
CFETS China Fixing Repo Rates 7 day	1.59% quarterly	Pay	12/02/2029	CNY	18,000	—	(5)		(5)
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	12/12/2029	CNY	22,900	2	(20)		(18)
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	05/11/2030	CNY	36,460	(31)	(2)		(33)
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	05/11/2030	CNY	57,380	(1)	(51)		(52)
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2034	DKK	1,000	6	—	(h)	6
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2035	DKK	270	2	(—	)(h)	2
Czech Interbank Offered Rates 6 Month	3.51% annually	Pay	03/20/2031	CZK	13,830	(12)	10		(2)
Czech Interbank Offered Rates 6 Month	3.55% annually	Pay	09/10/2034	CZK	1,325	(1)	(2)		(3)
Czech Interbank Offered Rates 6 Month	3.60% annually	Pay	09/10/2035	CZK	2,650	(3)	(3)		(6)
ESTR Volume Weighted Trimmed Mean Rate	1.20% annually	Pay	05/11/2052	EUR	1,810	(182)	(467)		(649)
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.82% annually	Pay	11/28/2030	PLN	1,000	— (h)	15		15
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.35% annually	Pay	05/11/2031	PLN	1,690	(13)	16		3
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.50% annually	Pay	05/11/2035	PLN	1,205	(3)	3		(—	)(h)
KRW Certificate of Deposit 3 Month	3.14% quarterly	Pay	04/19/2028	KRW	860,000	— (h)	10		10
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)	(2)		(10)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	— (h)	(118)		(118)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(83)	(204)		(287)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	04/28/2032	KRW	1,245,595	(13)	20		7
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2033	KRW	1,868,660	(16)	55		39
KRW Certificate of Deposit 3 Month	3.61% quarterly	Pay	11/24/2033	KRW	805,000	— (h)	37		37
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2034	KRW	2,961,000	7	59		66

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2025: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
KRW Certificate of Deposit 3 Month	3.20% quarterly	Pay	03/10/2035	KRW	2,692,000	79		(5)		74
KRW Certificate of Deposit 3 Month	3.20% quarterly	Pay	03/10/2035	KRW	803,000	30		(8)		22
KRW Certificate of Deposit 3 Month	3.10% quarterly	Pay	03/10/2043	KRW	161,125	(3)		9		6
Mexico Interbank TIIE 1 Day	9.10% lunar	Pay	12/06/2034	MXN	4,625	4		20		24
Mexico Interbank TIIE 1 Day	9.20% lunar	Pay	12/05/2035	MXN	3,370	13		6		19
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.85% annually	Pay	05/06/2031	HUF	60,000	5		—	(h)	5
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.25% annually	Pay	09/10/2034	HUF	10,335	(1)		1		— (h)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.30% annually	Pay	09/10/2035	HUF	32,255	(2)		(—	)(h)	(2)
Norway Interbank Offered Rate Fixing 6 Month	4.00% annually	Pay	07/10/2032	NOK	1,165	(—	)(h)	(1)		(1)
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	07/10/2034	NOK	1,300	3		(8)		(5)
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	07/10/2035	NOK	1,210	(2)		4		2
NZD Bank Bill 3 Month	4.24% semi- annually	Pay	06/30/2032	NZD	500	(7)		25		18
NZFM New Zealand Bank Bill 3 Month FRA	4.40% semi- annually	Pay	05/08/2035	NZD	120	4		1		5
NZFM New Zealand Bank Bill 3 Month FRA	4.40% semi- annually	Pay	05/08/2034	NZD	250	5		6		11
Shekel Overnight Risk Free Rate	3.95% annually	Pay	07/08/2030	ILS	1,505	1		1		2
Shekel Overnight Risk Free Rate	4.00% annually	Pay	07/08/2035	ILS	410	—		—		—
Singapore Domestic Interbank Overnight Rate Average	2.65% semi- annually	Pay	09/10/2030	SGD	400	—	(h)	17		17
Singapore Domestic Interbank Overnight Rate Average	3.24% semi- annually	Pay	05/03/2034	SGD	300	5		25		30
Singapore Domestic Interbank Overnight Rate Average	2.50% semi- annually	Pay	09/10/2035	SGD	255	13		—		13

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2025: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Singapore Domestic Interbank Overnight Rate Average	2.45% semi- annually	Pay	09/10/2034	SGD	200	(3)	12	9
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	— (h)	(61)	(61)
SONIA Interest Rate Benchmark	1.00% annually	Receive	05/08/2026	GBP	1,330	(115)	62	(53)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2029	GBP	2,010	(308)	35	(273)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2030	GBP	4,590	1,148	(374)	774
SONIA Interest Rate Benchmark	3.90% annually	Receive	05/08/2031	GBP	1,145	(19)	19	— (h)
SONIA Interest Rate Benchmark	3.85% annually	Pay	05/08/2032	GBP	450	(1)	(3)	(4)
SONIA Interest Rate Benchmark	1.15% annually	Receive	05/08/2033	GBP	165	(51)	7	(44)
SONIA Interest Rate Benchmark	3.90% annually	Pay	05/08/2035	GBP	615	(11)	(5)	(16)
SONIA Interest Rate Benchmark	3.90% annually	Pay	05/08/2035	GBP	990	(26)	— (h)	(26)
SONIA Interest Rate Benchmark	1.20% annually	Pay	05/08/2038	GBP	345	(140)	(6)	(146)
SONIA Interest Rate Benchmark	3.90% annually	Receive	05/08/2039	GBP	1,470	(28)	125	97
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2039	GBP	1,080	(468)	(13)	(481)
SONIA Interest Rate Benchmark	3.95% annually	Pay	05/08/2040	GBP	1,325	(62)	(28)	(90)
SONIA Interest Rate Benchmark	1.25% annually	Receive	05/08/2043	GBP	895	381	112	493
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	1,865	299	(1,449)	(1,150)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2048	GBP	1,155	(638)	(117)	(755)
SONIA Interest Rate Benchmark	3.90% annually	Pay	05/08/2054	GBP	820	(8)	(123)	(131)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2054	GBP	950	(579)	(124)	(703)
SONIA Interest Rate Benchmark	3.90% annually	Pay	05/08/2055	GBP	405	(50)	(16)	(66)
Stockholm Interbank Offered Rates 3 Month	3.15% annually	Pay	07/10/2032	SEK	2,000	11	(2)	9
Stockholm Interbank Offered Rates 3 Month	3.10% annually	Pay	07/10/2035	SEK	1,510	4	2	6
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2030	CHF	1,700	80	125	205
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/05/2031	CHF	260	— (h)	(3)	(3)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2025: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Swiss Average Rate ON Intraday Value	1.91% annually	Pay	03/31/2033	CHF	400	— (h)	66	66
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2034	CHF	440	41	41	82
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2035	CHF	185	34	3	37
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2035	CHF	105	18	3	21
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	— (h)	(1)	(1)
Thailand Overnight Repo Rate ON	2.86% quarterly	Pay	04/23/2034	THB	15,000	— (h)	57	57
Thailand Overnight Repo Rate ON	2.35% quarterly	Pay	09/10/2034	THB	18,540	3	44	47
Thailand Overnight Repo Rate ON	2.17% quarterly	Pay	12/16/2034	THB	7,000	(1)	16	15
Thailand Overnight Repo Rate ON	2.40% quarterly	Pay	09/10/2035	THB	12,010	35	(2)	33
Thailand Overnight Repo Rate ON	2.40% quarterly	Pay	09/10/2035	THB	14,390	33	7	40
United States SOFR	3.50% annually	Receive	06/21/2026	USD	5,500	129	(105)	24
United States SOFR	3.75% annually	Pay	12/18/2026	USD	21,400	143	(208)	(65)
United States SOFR	2.00% annually	Receive	12/21/2027	USD	5,400	449	(189)	260
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	— (h)	359	359
United States SOFR	1.50% semi- annually	Pay	12/15/2028	USD	27,300	(3,607)	1,925	(1,682)
United States SOFR	4.25% annually	Receive	03/20/2029	USD	15,800	(513)	56	(457)
United States SOFR	3.75% annually	Pay	12/18/2029	USD	18,000	256	(71)	185
United States SOFR	3.50% annually	Pay	12/20/2030	USD	14,000	484	(456)	28
United States SOFR	3.75% annually	Receive	06/20/2031	USD	19,200	(122)	418	296
United States SOFR	3.75% annually	Receive	06/20/2031	USD	2,500	13	(52)	(39)
United States SOFR	3.75% annually	Receive	09/17/2032	USD	18,900	(468)	158	(310)
United States SOFR	3.50% annually	Receive	12/20/2033	USD	45,100	2,149	(1,640)	509
United States SOFR	3.75% annually	Receive	06/20/2034	USD	4,800	171	(222)	(51)
United States SOFR	3.75% annually	Pay	12/18/2034	USD	1,000	1	5	6

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2025: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States SOFR	3.25% annually	Receive	03/19/2035	USD	11,100	728	(323)	405
United States SOFR	3.25% annually	Receive	06/18/2035	USD	17,200	584	23	607
United States SOFR	3.75% annually	Pay	09/17/2035	USD	2,100	(42)	25	(17)
United States SOFR	3.75% annually	Pay	09/17/2035	USD	16,400	(281)	150	(131)

Total						(319)	(2,557)	(2,876)

(a)	Value of floating rate index as of September 30, 2025 was as follows:

FLOATING RATE INDEX
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.22%
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.48%
BBSW ASX Australian 6 Month	3.75%
Canadian Overnight Repo Rate Average	2.56%
CFETS China Fixing Repo Rates 7 Day	1.65%
Copenhagen Interbank Offered Rates 6 Month	2.19%
Czech Interbank Offered Rates 6 Month	3.50%
ESTR Volume Weighted Trimmed Mean Rate	1.92%
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.48%
KRW Certificate of Deposit 3 Month	2.57%
Mexico Interbank TIIE 1 Day	7.85%
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.48%
Norway Interbank Offered Rate Fixing 6 Month	4.23%
NZD Bank Bill 3 Month	2.79%
NZFM New Zealand Bank Bill 3 Month FRA	2.79%
Shekel Overnight Risk Free Rate	4.50%
Singapore Domestic Interbank Overnight Rate Average	1.20%
SONIA Interest Rate Benchmark	3.97%
Stockholm Interbank Offered Rates 3 Month	1.89%
Swiss Average Rate ON Intraday Value	-0.05%
Thailand Overnight Repo Rate ON	1.49%
United States SOFR	4.24%

Written Call Option Contract on securities as of September 30, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 10/14/2055	Citigroup Global Markets, Inc.	(9,000)	USD	(4,141)	USD	93.94	10/07/2025	$(44)

								(44)

Total Written Options Contract (Premiums Received $31)								(44)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Purchased Call Interest Rate Swaptions contracts outstanding as of September 30, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	1,900	691	4.10	02/06/2035	$ 89
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	944	4.27	05/01/2035	130
10-Year Swaption, United States SOFR	Deutsche Bank AG	5,000	1,916	4.31	05/02/2035	267
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	1,002	4.47	06/04/2035	147
10-Year Swaption, United States SOFR	Deutsche Bank AG	3,900	1,549	4.44	06/18/2035	225
10-Year Swaption, United States SOFR	Bank of America, NA	10,000	3,929	4.40	06/25/2035	563
10-Year Swaption, United States SOFR	Deutsche Bank AG	9,200	3,724	4.56	07/09/2035	567
10-Year Swaption, United States SOFR	Bank of America, NA	9,800	4,089	4.64	07/23/2035	631
10-Year Swaption, United States SOFR	Deutsche Bank AG	6,800	2,666	4.46	08/06/2035	396
10-Year Swaption, United States SOFR	Bank of America, NA	4,800	1,870	4.43	08/06/2035	275
10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	4,400	1,739	4.49	08/07/2035	260
10-Year Swaption, United States SOFR	Bank of America, NA	3,200	1,294	4.69	08/27/2035	212
7-Year Swaption, United States SOFR	Bank of America, NA	31,570	477	3.18	12/04/2025	77
7-Year Swaption, United States SOFR	Morgan Stanley Capital Service	22,200	219	3.08	11/10/2025	17
7-Year Swaption, United States SOFR	Deutsche Bank AG	7,500	302	3.14	09/14/2026	76

						3,932

Purchased Put Interest Rate Swaptions contracts outstanding as of September 30, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Barclays Bank plc	1,000	28	5.00	10/14/2025	—	(h)
10-Year Swaption, United States SOFR	Bank of America, NA	1,900	691	4.10	02/06/2035	125
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	944	4.27	05/01/2035	153
10-Year Swaption, United States SOFR	Deutsche Bank AG	5,000	1,916	4.31	05/02/2035	300
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	1,002	4.47	06/04/2035	140
10-Year Swaption, United States SOFR	Deutsche Bank AG	3,900	1,549	4.44	06/18/2035	222
10-Year Swaption, United States SOFR	Bank of America, NA	5,000	1,988	4.40	06/25/2035	289
10-Year Swaption, United States SOFR	Deutsche Bank AG	4,600	1,862	4.56	07/09/2035	249
10-Year Swaption, United States SOFR	Bank of America, NA	4,900	2,044	4.64	07/23/2035	257
10-Year Swaption, United States SOFR	Deutsche Bank AG	6,800	2,666	4.46	08/06/2035	384
10-Year Swaption, United States SOFR	Bank of America, NA	4,800	1,870	4.43	08/06/2035	275
10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	4,400	1,739	4.49	08/07/2035	246
10-Year Swaption, United States SOFR	Bank of America, NA	3,200	1,294	4.69	08/27/2035	164
7-Year Swaption, United States SOFR	Barclays Bank plc	125,000	938	5.00	10/08/2025	—	(h)
7-Year Swaption, United States SOFR	Deutsche Bank AG	7,500	350	3.64	09/14/2026	124

						2,928

Total Purchased Interest Rate Swaptions contract (Premiums Paid $10,681)						6,860

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Put Interest Rate Swaptions contracts outstanding as of September 30, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Deutsche Bank AG	(15,000)	(94)	4.12	10/07/2025	— (h)
7-Year Swaption, United States SOFR	Bank of America, NA	(36,500)	(552)	3.68	12/04/2025	(127)
7-Year Swaption, United States SOFR	Morgan Stanley Capital Service	(11,100)	(107)	3.58	11/10/2025	(44)

						(171)

Total Written Interest Rate Swaptions contract (Premiums Received $203)						(171)

Reverse Repurchase Agreements

COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS($)	COLLATERAL PLEDGED/ (RECEIVED)($)	NET AMOUNT (DUE TO)/ FROM COUNTERPATRY($)
BNP Paribas	4.33%	9/22/2025	10/14/2025	(6,382)	(6,389)	6,389	—
Wells Fargo Bank NA	4.31%	9/22/2025	10/14/2025	(21,427)	(21,450)	21,450	—
Citigroup Global Markets, Inc.	4.30%	9/22/2025	10/14/2025	(87,493)	(87,587)	87,587	—

					(115,426)

Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	(115,426)	—	—	(115,426)

Payable for Reverse Repurchase Agreements					(115,426)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2025.
ASX	—	Australian Stock Exchange
BAM	—	Insured by Build America Mutual
BBSW	—	Bank Bill Swap Rate
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

ESTR	—	Euro short-term rate
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GPW	—	Polish Stock Market
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2025. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
NZFM	—	New Zealand Financial Markets
OYJ	—	Public Limited Company
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
STRIP	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2025.
TBA	—	To Be Announced
TIIE	—	Interbank Equilibrium Interest Rate
TONAR	—	Tokyo Overnight Average Rate
VA	—	Veterans Administration
WIBID	—	Warsaw Interbank Bid Rate
WIBOR	—	Warsaw Interbank Offered Rate
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(n)	—	The rate shown is the effective yield as of September 30, 2025.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2025.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2025.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2025.
(ee)	—	Approximately $2,662 of these investments are restricted as collateral for swaps to various brokers.
(ff)	—	Approximately $1,683 of these investments are restricted as collateral for futures to Citigroup Global Markets Inc.
(gg)	—	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(hh)	—	Approximately $883 of these investments are restricted as collateral for TBAs to various brokers.
(ii)	—	Approximately $490 of these investments are restricted as collateral for forwards to various brokers.
(jj)	—	Approximately $3,453 of these investments are restricted as collateral for bi-lateral derivatives to various brokers.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan
CNY	—	Chinese Yuan
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 97.9% (t)
Alabama — 5.0%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	1,000
Alabama Federal Aid Highway Finance Authority, Garvee
Series A, Rev., 5.00%, 09/01/2032 (p)	1,160	1,215
Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,048
Series A, Rev., 5.00%, 09/01/2036 (p)	2,000	2,044
Alabama Housing Finance Authority
Rev., GNMA/FNMA/FHLMC, 4.45%, 10/01/2044	760	752
Rev., GNMA/FNMA/FHLMC, 5.75%, 04/01/2055	3,350	3,658
Series D, Rev., GNMA/FNMA/FHLMC, 5.75%, 10/01/2055	2,565	2,815
Alabama Housing Finance Authority, Cooper Green Homes Project, Rev., 5.00%, 02/01/2029 (z)	260	272
Alabama Public School and College Authority, Social Bonds
Series A, Rev., 5.00%, 11/01/2037	6,400	6,847
Series A, Rev., 5.00%, 11/01/2039	10,000	10,569
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	23,000	23,055
Alabama State University, Rev., 5.50%, 09/01/2045	1,250	1,342
Auburn University, Series A, Rev., 4.00%, 06/01/2041	7,000	6,781
Baldwin County Industrial Development Authority, Rev., AMT, 5.00%, 06/01/2055 (e) (z)	5,845	5,978
Baldwin County Industrial Development Authority, Novelis Corp. Project, Rev., AMT, 4.63%, 06/01/2055 (e) (z)	2,405	2,410
Birmingham-Jefferson Civic Center Authority, Series A, Special Tax, 5.00%, 07/01/2048	3,200	3,216
Birmingham-Jefferson Civic Center Authority, City of Birmingham, Rev., 5.00%, 05/01/2048	12,700	12,801
Black Belt Energy Gas District
Rev., 4.00%, 06/01/2051 (z)	23,030	23,804
Rev., 5.00%, 05/01/2055 (z)	24,270	26,341
Series A, Rev., 5.25%, 05/01/2055 (z)	2,000	2,181
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	2,039
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 3.54%, 04/01/2053 (aa)	9,250	9,064
Series B, Rev., 5.00%, 10/01/2055 (z)	7,100	7,676
Series B, Rev., LIQ: Royal Bank of Canada, 5.25%, 12/01/2053 (z)	3,925	4,274
Series C1, Rev., 5.25%, 02/01/2053 (z)	17,000	18,157
Series C, Rev., 5.50%, 10/01/2054 (z)	5,000	5,529
Series D1, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2052 (z)	1,800	1,832
Series D, Rev., 5.00%, 03/01/2055 (z)	7,000	7,633
Black Belt Energy Gas District, Gas Project
Series A, Rev., 5.25%, 05/01/2056 (z)	5,000	5,201
Series B, Rev., 5.00%, 10/01/2035	31,200	32,583
Series D1, Rev., 5.50%, 06/01/2049 (z)	3,000	3,215
Series D, Rev., 5.00%, 12/01/2055 (w) (z)	9,555	10,465
Series E, Rev., 5.00%, 12/01/2055 (z)	20,155	21,723
Series F, Rev., 5.50%, 11/01/2053 (z)	10,625	11,332
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	13,120	13,278
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	4,910	5,019
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	6,810	6,833

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,055
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	9,005	9,113
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,204
County of Jefferson AL, Rev., 4.00%, 09/15/2036	2,590	2,598
County of Jefferson Sewer Revenue, Warrants
Rev., 5.00%, 10/01/2035	2,285	2,531
Rev., 5.00%, 10/01/2036	1,455	1,596
Rev., 5.00%, 10/01/2037	8,685	9,445
Rev., 5.00%, 10/01/2038	2,190	2,358
Rev., 5.00%, 10/01/2039	3,285	3,511
Rev., 5.25%, 10/01/2049	3,805	3,925
Energy Southeast A Cooperative District
Series A1, Rev., 5.50%, 11/01/2053 (z)	1,500	1,651
Series B1, Rev., 5.75%, 04/01/2054 (z)	650	728
Series B, Rev., 5.25%, 07/01/2054 (z)	7,695	8,431
Health Care Authority for Baptist Health, Affiliate of UAB Health System Community, Rev., 5.00%, 11/15/2032	10,495	11,499
Health Care Authority of the City of Huntsville, Health System
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,656
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,047
Homewood Educational Building Authority, Rev., 5.50%, 10/01/2049	3,500	3,555
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,611
Hoover Industrial Development Board, United States Steel Corporation, Rev., AMT, 5.75%, 10/01/2049	3,500	3,536
Huntsville Public Building Authority, Rev., 5.00%, 02/01/2052	3,000	3,059
Industrial Development Board of the City of Mobile Alabama, Rev., 3.38%, 06/01/2034 (z)	13,010	13,207
Industrial Development Board of the City of Mobile Alabama, Alabama Power Co. Barry Plant, Rev., 3.30%, 07/15/2034 (z)	4,000	4,006
Lower Alabama Gas District (The), Gas Project Revenue Bonds, Rev., 4.00%, 12/01/2050 (z)	3,250	3,257
Madison Water & Wastewater Board, Rev., 5.25%, 12/01/2048	1,700	1,802
Mobile County Industrial Development Authority, Rev., AMT, 5.00%, 06/01/2054	7,800	7,497
Mobile County Industrial Development Authority, AM/NS Calvert LLC, Rev., AMT, 4.75%, 12/01/2054	13,985	12,920
Selma Industrial Development Board, Rev., 3.45%, 11/01/2033 (z)	2,150	2,162
Southeast Alabama Gas Supply District, Project No. 1, Series A, Rev., 5.00%, 08/01/2054 (z)	21,175	22,939
Southeast Alabama Gas Supply District, Project No. 2, Rev., 5.00%, 06/01/2049 (z)	19,485	21,124
Southeast Energy Authority A Cooperative District, Project #4, Series B1, Rev., 5.00%, 05/01/2053 (z)	4,935	5,178
Southeast Energy Authority A Cooperative District, Project #6
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 06/01/2030	2,225	2,371
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 01/01/2054 (z)	10,000	10,696
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	3,500	3,586
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	8,830	9,048
Southeast Energy Authority A Cooperative District, Project No. 3, Series A1, Rev., 5.50%, 01/01/2053 (z)	1,820	1,976
Southeast Energy Authority A Cooperative District, Project No. 5, Series A, Rev., 5.25%, 01/01/2054 (z)	15,000	15,901

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
Southeast Energy Authority, A Cooperative District
Rev., 5.00%, 09/01/2035	11,300	12,436
Series A, Rev., 5.00%, 11/01/2035	12,970	13,671
Series A, Rev., 5.00%, 01/01/2056 (z)	10,315	10,890
Series B, Rev., 5.25%, 03/01/2055 (z)	11,180	11,951
Series C, Rev., 5.00%, 10/01/2055 (z)	22,330	24,357
Series F, Rev., 5.25%, 11/01/2035	5,000	5,621
Series F, Rev., 5.25%, 11/01/2055 (z)	35,000	38,867
State of Alabama Docks Department, Docks
Series A, Rev., AMT, 5.00%, 10/01/2025	1,750	1,750
Series A, Rev., AMT, 5.00%, 10/01/2026	1,890	1,924
Tender Option Bond Trust, Floater Certificates, Series 2022-XF3073, Rev., LIQ: Morgan Stanley, 3.19%, 02/01/2053 (e) (z)	10,000	10,000
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,575
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, Rev., 5.25%, 05/01/2044 (e)	2,500	2,490
UAB Medicine Finance Authority, Series B, Rev., 5.00%, 09/01/2041	1,750	1,760
University of South Alabama
Rev., 4.00%, 11/01/2035	2,000	2,003
Rev., BAM, 5.25%, 04/01/2054	2,845	2,983
Water Works Board of the City of Birmingham (The), Rev., 3.75%, 09/01/2026 (e)	2,690	2,690

		669,729

Alaska — 0.2%
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	1,085	1,077
Alaska Housing Finance Corp., General Mortgage Revenue II, Series A, Rev., 4.50%, 06/01/2044	5,000	4,954
Alaska Housing Finance Corp., Social Bonds State Capital
Rev., 5.00%, 06/01/2032	920	1,025
Rev., 5.00%, 12/01/2032	945	1,049
Alaska Municipal Bond Bank Authority, Series Three, Rev., BAM, 5.00%, 10/01/2039	1,100	1,204
Alaska Railroad Corp., Rev., AMT, 6.00%, 10/01/2050	1,800	1,946
State of Alaska
GO, 5.00%, 08/01/2033	2,000	2,309
GO, 5.00%, 08/01/2034	1,125	1,307
GO, 5.00%, 08/01/2035	2,000	2,301
State of Alaska International Airports System
Series A, Rev., 5.00%, 10/01/2034	1,080	1,230
Series C, Rev., AMT, 5.00%, 10/01/2027	1,000	1,043
Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,478

		24,923

Arizona — 1.2%
Arizona Board of Regents
Series A, Rev., 5.00%, 07/01/2043	2,480	2,558
Series C, Rev., 5.00%, 07/01/2046	10,000	10,015
Arizona Industrial Development Authority
Rev., 4.00%, 07/01/2061	3,000	2,330
Series 2019-2, Rev., 3.63%, 05/20/2033	1,379	1,362
Series A, Rev., 4.00%, 09/01/2035	225	227
Series A, Rev., 4.00%, 09/01/2036	250	251
Arizona Industrial Development Authority, Greathearts Arizona Project, Series A, Rev., 5.00%, 07/01/2026	125	127

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,630
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Rev., 5.00%, 02/01/2033	2,000	2,232
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante
Rev., 3.00%, 12/15/2031 (e)	420	394
Rev., 4.00%, 12/15/2041 (e)	500	427
Rev., 4.00%, 12/15/2051 (e)	700	534
Arizona Industrial Development Authority, Sustainable Bonds Equitable, Rev., 5.00%, 11/01/2028	2,870	3,019
Arizona Industrial Development Authority, The Acacia at Youngtown, Rev., 5.00%, 11/01/2058 (z)	4,780	4,899
Arizona State University
Series A, Rev., 5.00%, 07/01/2043	1,105	1,131
Series C, Rev., 5.00%, 07/01/2042	2,000	2,006
Arizona State University, Board of Regents
Series B, Rev., 5.00%, 07/01/2026	100	102
Series B, Rev., 5.00%, 07/01/2042	2,000	2,031
Chandler Industrial Development Authority, Intel Corp. Project
Rev., AMT, 5.00%, 09/01/2042 (z)	3,000	3,050
Rev., AMT, 5.00%, 09/01/2052 (z)	2,860	2,909
City of Glendale AZ Excise Tax Revenue, Rev., 5.00%, 07/01/2038	5,190	5,772
City of Mesa, GO, 5.00%, 07/01/2042	2,665	2,857
City of Mesa Utility System Revenue, Rev., 5.00%, 07/01/2032	1,000	1,056
City of Phoenix, Civic Improvement Corp.
Series A, Rev., 5.00%, 07/01/2029	1,000	1,084
Series A, Rev., 5.00%, 07/01/2031	2,000	2,156
Series A, Rev., 5.00%, 07/01/2032	1,000	1,074
Series A, Rev., 5.00%, 07/01/2034	3,785	4,103
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien
Series A, Rev., 5.00%, 07/01/2044	1,000	1,024
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,554
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,104
City of Phoenix, Civic Improvement Corp., Junior Lien, Series A, Rev., 5.00%, 07/01/2029	1,515	1,660
City of Phoenix, Civic Improvement Corp., Junior Lien Airport Special Obligation, Rev., 4.00%, 07/01/2040	3,555	3,535
County of Pima Sewer System Revenue, Rev., 5.00%, 07/01/2028	500	535
Gilbert Public Facilities Municipal Property Corp., Rev., 5.00%, 07/01/2026	1,025	1,044
Gilbert Water Resource Municipal Property Corp., Green Bond Senior Lien, Rev., 4.00%, 07/15/2047	1,000	957
Industrial Development Authority of the County of Pima (The), American Leadership Academy
Rev., 4.00%, 06/15/2027 (e)	2,680	2,683
Rev., 4.00%, 06/15/2030 (e)	1,510	1,505
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	3,135
Maricopa County Industrial Development Authority, Rev., 4.00%, 01/01/2048	5,450	4,881
Maricopa County Industrial Development Authority, Banner Health
Series A3, Rev., 5.00%, 01/01/2053 (z)	3,000	3,279
Series A, Rev., 4.00%, 01/01/2041	4,000	3,730
Maricopa County Pollution Control Corp., Rev., 3.88%, 01/01/2038 (z)	1,165	1,188
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	4,280	3,581
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	21,978

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Maricopa County Unified School District No. 69 Paradise Valley, GO, 4.00%, 07/01/2036	1,170	1,188
Salt River Project Agricultural Improvement & Power District, Rev., 5.00%, 05/01/2039	3,740	4,162
Salt River Project Agricultural Improvement & Power District, Salt River Project
Series A, Rev., 5.00%, 01/01/2026	2,000	2,012
Series B, Rev., 5.00%, 01/01/2044	3,325	3,525
Salt River Project Agricultural Improvement and Power District, Series A, Rev., 5.00%, 01/01/2042	2,000	2,171
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	459
Sierra Vista Industrial Development Authority, Rev., 5.00%, 06/15/2044 (e)	750	707
Sierra Vista Industrial Development Authority, Wake Preparatory Academy, Rev., 6.25%, 06/15/2045	2,000	2,027
The Industrial Development Authority of the City of Phoenix Arizona, Memorial Towers Project, Rev., HUD, 3.35%, 12/01/2027	345	348
The Industrial Development Authority of the City of Phoenix Arizona, Republic Services, Inc., Rev., AMT, 3.85%, 12/01/2035 (z)	2,000	2,000
The University of Arizona, Stimulus Plan For Economic
Rev., BAM, 5.00%, 08/01/2029	1,850	2,023
Rev., BAM, 5.00%, 08/01/2033	3,515	4,057
Yuma Industrial Development Authority
Rev., 4.00%, 08/01/2049	4,420	4,000
Rev., 5.25%, 08/01/2042	1,495	1,607
Rev., 5.25%, 08/01/2044	1,915	2,027
Rev., 5.25%, 08/01/2049	7,000	7,294

		157,316

Arkansas — 0.1%
Arkansas Development Finance Authority, Rev., 5.00%, 06/01/2027	535	558
Arkansas Development Finance Authority, Big River Steel Project, Rev., AMT, 4.75%, 09/01/2049 (e)	6,000	5,793
Arkansas Development Finance Authority, Green Bond United States, Rev., AMT, 5.45%, 09/01/2052	3,000	2,994

		9,345

California — 9.6%
Alameda County, Oakland Unified School District, GO, 5.00%, 08/01/2027	65	66
Anaheim City School District, Election 2016, Series A, GO, 4.00%, 08/01/2048	4,000	3,806
Anaheim Housing & Public Improvements Authority, Series A, Rev., 5.00%, 10/01/2050	1,780	1,780
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,327
Anaheim Union High School District, Capital Appreciation Election 2002, GO, NATL, Zero Coupon, 08/01/2028	2,175	2,031
Bay Area Toll Authority, San Francisco Bay Area, Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 3.34%, 04/01/2056 (aa)	2,675	2,661
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 3.30%, 04/01/2056 (aa)	5,000	4,837
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
Rev., AMT, 5.25%, 07/01/2040	950	1,022
Rev., AMT, 5.25%, 07/01/2049	5,870	6,086
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,113
California Community Choice Financing Authority
Rev., 5.00%, 01/01/2055 (z)	10,690	11,320
Rev., 5.00%, 03/01/2056 (z)	16,665	18,274
Series B1, Rev., 4.00%, 02/01/2052 (z)	17,880	18,326
California Community Choice Financing Authority, Clean Energy Project, Rev., 5.00%, 12/01/2055 (z)	17,945	19,261

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Community Choice Financing Authority, Clean Energy Project Revenue, Rev., 5.00%, 05/01/2054 (z)	14,455	15,624
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (z)	6,860	7,022
California Community Choice Financing Authority, Green Bonds Clean Energy Project
Rev., 5.00%, 07/01/2053 (z)	8,685	9,224
Rev., 5.00%, 12/01/2053 (z)	6,160	6,557
Rev., 5.00%, 02/01/2054 (z)	3,245	3,491
Rev., 5.25%, 01/01/2054 (z)	28,115	29,996
California Community Choice Financing Authority, Sustainability Bonds Clean Energy, Rev., 5.25%, 11/01/2054 (z)	17,825	19,329
California Community Choice Financing Authority, Sustainable Bond, Series A, Rev., 5.00%, 01/01/2056 (z)	10,560	11,310
California Community Choice Financing Authority, Sustainable Bond Clean Energy
Rev., 5.00%, 10/01/2055 (z)	10,000	10,755
Rev., 5.50%, 10/01/2054 (z)	2,205	2,415
California Community Choice Financing Authority, Sustainable Bonds, Series F, Rev., 5.00%, 02/01/2055 (z)	4,780	5,206
California Community Choice Financing Authority, Sustainable Bonds Clean Energy
Rev., 5.00%, 08/01/2055 (z)	11,405	12,295
Rev., 5.00%, 01/01/2056 (z)	31,460	35,098
California Community Choice Financing Authority, Variable Sustainable Bond, Rev., 5.00%, 11/01/2055 (z)	30,160	31,932
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	10
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation, Rev., 5.00%, 06/01/2032	340	365
California County, Tobacco Securitization Agency, Sonoma County Securitization
Rev., 5.00%, 06/01/2031	255	276
Rev., 5.00%, 06/01/2032	250	268
Rev., 5.00%, 06/01/2033	300	320
Rev., 5.00%, 06/01/2049	115	114
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	214
California Health Facilities Financing Authority, Rev., 5.00%, 10/01/2039 (p) (z)	945	945
California Health Facilities Financing Authority, Adventist Health System/West
Rev., 5.00%, 12/01/2032	2,400	2,624
Rev., 5.00%, 12/01/2035	1,670	1,838
California Health Facilities Financing Authority, Children’s Hospital of Orange, Rev., 3.00%, 11/01/2039	3,765	3,410
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,008
California Health Facilities Financing Authority, Commonspirit Health
Series A, Rev., 4.00%, 04/01/2037	3,000	3,017
Series A, Rev., 4.00%, 04/01/2038	3,500	3,505
Series A, Rev., 5.00%, 04/01/2033	3,000	3,269
California Health Facilities Financing Authority, Episcopal Communities & Service
Rev., 5.00%, 11/15/2038	570	595
Rev., 5.00%, 11/15/2043	570	574
California Health Facilities Financing Authority, Initial Entrance Fees, Series A, Rev., 3.85%, 11/15/2027	40	40

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority, Kaiser Permanente
Series A2, Rev., 4.00%, 11/01/2044	3,000	2,779
Series A-1-S, Rev., 5.00%, 11/01/2027	2,500	2,649
Series A-2, Rev., 4.00%, 11/01/2038	6,270	6,232
California Health Facilities Financing Authority, PIH Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,183
California Health Facilities Financing Authority, Stanford Health Care, Series A, Rev., 5.00%, 11/15/2030	2,000	2,104
California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 4.00%, 11/15/2048	2,240	2,008
California Health Facilities Financing Authority, Unrefunded, Rev., 5.00%, 10/01/2039 (z)	1,055	1,055
California Housing Finance Agency
Rev., 3.25%, 08/20/2036	9,060	8,641
Rev., 3.50%, 11/20/2035	2,325	2,271
Rev., 4.25%, 01/15/2035	2,257	2,312
California Housing Finance Agency, Symphony at Del Sur, Rev., 5.00%, 05/01/2054 (z)	265	269
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	1,002
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 3.59%, 12/01/2050 (aa)	1,370	1,364
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,246
California Infrastructure & Economic Development Bank, Sustainable Bond Subordinated B, Rev., AMT, 9.50%, 01/01/2065 (e)	1,630	1,492
California Municipal Finance Authority
Rev., 0.00%, 02/20/2041 (z)	3,992	3,627
Rev., 5.00%, 11/01/2035 (e)	1,000	1,053
Series A, Rev., 5.00%, 10/01/2044	2,400	2,400
California Municipal Finance Authority, Community Facilities No. 2023-5 Improvement, Special Tax, 5.50%, 09/01/2048	600	631
California Municipal Finance Authority, Open Door Community Health Center
Rev., 4.00%, 09/15/2034	920	962
Rev., 4.00%, 09/15/2035	960	996
Rev., 4.00%, 09/15/2036	1,000	1,031
California Municipal Finance Authority, Pleasant View Apartments Project, Rev., FHA HUD, 2.80%, 02/01/2028 (z)	4,000	3,994
California Municipal Finance Authority, Republic Services, Rev., AMT, 4.38%, 09/01/2053 (z)	5,350	5,594
California Municipal Finance Authority, Republic Services, Inc., Rev., AMT, 3.88%, 03/01/2054 (z)	550	549
California Municipal Finance Authority, Republic Services, Inc. Project, Series B, Rev., AMT, 3.85%, 07/01/2051 (z)	4,500	4,498
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	1,953
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	759
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	2,950	2,674
California Municipal Finance Authority, United Airlines, Inc. Project, Rev., AMT, 4.00%, 07/15/2029	2,500	2,515
California Municipal Finance Authority, View At Sanitary Bruno, Series A1, Rev., 5.00%, 06/01/2056 (z)	835	886

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Waste Management, Inc. Project
Rev., AMT, 3.38%, 09/01/2050 (z)	5,750	5,714
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	4,960	4,740
California Pollution Control Financing Authority, Series B1, Rev., AMT, 3.00%, 11/01/2025	2,660	2,659
California Pollution Control Financing Authority, Plant Bonds
Rev., AMT, 5.00%, 07/01/2037 (e)	1,500	1,501
Rev., AMT, 5.00%, 11/21/2045 (e)	6,000	5,974
California Pollution Control Financing Authority, Poseidon Resources, Rev., AMT, 5.00%, 07/01/2037 (e)	2,200	2,336
California Pollution Control Financing Authority, Republic Services, Inc.
Rev., AMT, 3.80%, 07/01/2043 (e) (z)	6,500	6,495
Rev., AMT, 3.85%, 11/01/2042 (e) (z)	12,250	12,250
California Public Finance Authority, Series A, Rev., 6.20%, 06/01/2044 (e)	5,150	4,948
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	321
California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2032	1,000	1,014
California School Finance Authority, Rev., 5.00%, 07/01/2046 (e)	1,500	1,502
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,235
California State Public Works Board
Rev., 5.00%, 09/01/2029	2,000	2,204
Series H, Rev., 5.00%, 12/01/2026	1,000	1,005
California State Public Works Board, Various Capital Projects
Rev., 4.00%, 11/01/2030	1,245	1,261
Rev., 4.00%, 11/01/2031	1,000	1,011
Rev., 5.00%, 11/01/2026	565	581
Series D, Rev., 4.00%, 11/01/2037	1,000	1,022
California State University
Series A, Rev., 5.00%, 11/01/2041	2,000	2,234
Series A, Rev., 5.00%, 11/01/2044	2,640	2,735
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	1,003
California Statewide Communities Development Authority
Rev., 5.00%, 12/01/2034	1,750	2,034
Series B, Special Assessment, 4.00%, 09/02/2040	570	529
California Statewide Communities Development Authority, Enloe Medical Center, Series A, Rev., 5.13%, 08/15/2047	500	514
California Statewide Communities Development Authority, Green Bond, Marin General Hospital, Rev., 4.00%, 08/01/2045	3,000	2,587
California Statewide Communities Development Authority, Kaiser Foundation Hospitals
Series A, Rev., 5.00%, 10/01/2028 (e)	10,000	10,731
Series B, Rev., 5.00%, 10/01/2035 (e)	10,000	11,477
California Statewide Communities Development Authority, Loma Linda University Medical, Rev., 5.50%, 12/01/2058 (e)	4,500	4,478
California Statewide Communities Development Authority, Loma Linda University Medical Center
Rev., 5.25%, 12/01/2044	4,065	4,065
Rev., 5.50%, 12/01/2054	2,100	2,099
Series A, Rev., 5.00%, 12/01/2026 (e)	300	305
Series A, Rev., 5.00%, 12/01/2041 (e)	2,000	2,000
Series A, Rev., 5.25%, 12/01/2056 (e)	9,750	9,386

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	454
California Statewide Communities Development Authority, Southern California Edison, Rev., 4.50%, 11/01/2033	1,200	1,250
Central Valley Energy Authority, Rev., 5.00%, 12/01/2055 (z)	21,685	23,744
Chino Valley Unified School District, Election of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	91
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities and Services
Special Tax, 4.00%, 09/01/2031 (e)	300	307
Special Tax, 4.00%, 09/01/2036 (e)	155	154
City & County of San Francisco Special Tax District No. 2020-1, Special Tax
Special Tax, 5.50%, 09/01/2043 (e)	2,060	2,158
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	199
City of Long Beach Airport System Revenue
Series C, Rev., AMT, 5.00%, 06/01/2042	1,000	1,024
Series C, Rev., AMT, 5.25%, 06/01/2047	1,000	1,022
City of Los Angeles Department of Airports
Rev., AMT, 5.00%, 05/15/2026	1,500	1,522
Series B, Rev., AMT, 5.00%, 05/15/2046	30,965	31,012
Series E, Rev., 5.00%, 05/15/2044	3,000	3,234
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,059
City of Los Angeles Department of Airports, Senior
Series B, Rev., 5.00%, 05/15/2034	1,600	1,755
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,330
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project
Rev., AMT, 5.00%, 05/15/2029	2,670	2,873
Rev., AMT, 5.25%, 05/15/2047	4,000	4,115
City of Los Angeles Department of Airports, Senior Bonds Private Activity, Rev., AMT, 5.50%, 05/15/2047	4,625	4,832
City of Los Angeles Department of Airports, Subordinate
Series B, Rev., 5.00%, 05/15/2040	900	963
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,373
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,703
Series D, Rev., AMT, 5.00%, 05/15/2028	500	529
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	4,825
Series E, Rev., 5.00%, 05/15/2039	1,510	1,576
Series E, Rev., 5.00%, 05/15/2044	1,000	1,026
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport
Rev., AMT, 5.00%, 05/15/2029	1,000	1,076
Rev., 5.00%, 05/15/2036	1,000	1,065
Rev., AMT, 5.25%, 05/15/2038	1,735	1,787
City of Los Angeles Department of Airports, Subordinate P3 Project
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,197
Series A, Rev., AMT, 5.00%, 05/15/2046	8,000	8,117
City of Los Angeles Department of Airports, Subordinated, Rev., AMT, 5.00%, 05/15/2044	6,535	6,579
City of Los Angeles Department of Airports, Subordinated Los Angeles International, Rev., AMT, 5.25%, 05/15/2048	3,000	3,032
City of Los Angeles Department of Airports, Subordinated Los Angeles International Airport
Rev., AMT, 3.25%, 05/15/2049	3,000	2,229
Series D, Rev., AMT, 4.00%, 05/15/2051	3,000	2,659

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
City of Los Angeles Department of Airports, Sustainable Bond Subordinate, Rev., AMT, 5.00%, 05/15/2036	1,650	1,806
City of Los Angeles Department of Airports, Sustainable Bonds
Rev., AMT, 5.00%, 05/15/2034	850	958
Rev., AMT, 5.00%, 05/15/2035	3,000	3,382
Rev., AMT, 5.50%, 05/15/2055	3,335	3,551
City of Los Angeles Department of Airports, Unrefunded Subordinate, Rev., AMT, 4.00%, 05/15/2038	1,995	1,975
City of Los Angeles Wastewater System Revenue, Subordinate, Series C, Rev., 5.00%, 06/01/2026	500	509
City of Los Angeles, Wastewater System Revenue
Series A, Rev., 5.00%, 06/01/2038	5,150	5,917
Series C, Rev., 5.00%, 06/01/2040	5,960	6,671
Series C, Rev., 5.00%, 06/01/2041	5,000	5,539
City of Roseville
Special Tax, 4.00%, 09/01/2040	1,000	950
Special Tax, 5.00%, 09/01/2035	1,160	1,215
City of San Francisco CA Public Utilities Commission Water Revenue
Rev., 5.00%, 11/01/2038	5,000	5,779
Rev., 5.00%, 11/01/2040	750	890
City of San Francisco, Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,270
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	1,977
City of Victorville Electric Revenue
Series A, Rev., 5.00%, 05/01/2038	1,055	1,154
Series A, Rev., 5.00%, 05/01/2039	1,110	1,205
City of West Sacramento CA Infrastructure Financing District No. 1
Tax Allocation, 5.00%, 09/01/2040	1,635	1,659
Tax Allocation, 5.13%, 09/01/2044	2,205	2,220
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	471
Coast Community College District, Election of 2012, Series F, GO, Zero Coupon, 08/01/2040	3,020	1,614
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, 5.00%, 08/01/2042	750	788
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	916
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033	105	113
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042	540	555
County of Sacramento CA Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2030	1,780	1,872
County of Sacramento, Community Facilities District #2004-1, Special Tax, 5.00%, 09/01/2035	1,335	1,361
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	7,245	6,503
CSCDA Community Improvement Authority, Altana-Glendale Sustainable Bond, Rev., 4.00%, 10/01/2056 (e)	1,000	758
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	200
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	362
CSCDA Community Improvement Authority, Union South Bay, Social Bonds, Rev., 4.00%, 07/01/2056 (e)	2,000	1,602
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	500	497

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,242
East County Advanced Water Purification Joint Powers Authority, Rev., 5.00%, 09/01/2026	2,000	2,034
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,204
FHLMC Multifamily ML Certificates
Rev., 0.00%, 12/25/2036 (z)	1,746	1,751
Rev., 0.00%, 08/25/2040 (z)	3,571	3,629
Series 2021-ML10, Class AUS, Rev., 2.03%, 01/25/2038 (e)	327	265
Foothill-De Anza Community College District, Capital Appreciation, Series B, GO, AMBAC, Zero Coupon, 08/01/2032	7,930	6,611
Fremont Unified School District, Series D, GO, 3.00%, 08/01/2033	1,205	1,203
Fremont Unified School District, Election 2014, Series E, GO, 4.00%, 08/01/2042	2,230	2,230
Golden State Tobacco Securitization Corp., Subordinated, Series B2, Rev., Zero Coupon, 06/01/2066	10,000	1,061
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,900	1,685
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset Backed Bonds, Rev., 5.00%, 06/01/2051	3,235	3,187
Hayward Unified School District, COP, 5.25%, 08/01/2047	3,000	3,030
Lammersville Joint Unified School District, Community Facilities District No. 2024-1
Special Tax, 5.00%, 09/01/2040	300	311
Special Tax, 5.00%, 09/01/2045	575	584
Los Angeles Community College District, Series K, GO, 3.00%, 08/01/2039	700	635
Los Angeles County Development Authority, Rev., 3.35%, 09/01/2059 (z)	9,360	9,475
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series A, Rev., 5.00%, 07/01/2027	625	657
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,277
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,004
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	750	851
Los Angeles Department of Water, Series B, Rev., 5.00%, 07/01/2037	740	763
Los Angeles Department of Water & Power
Series A, Rev., 5.00%, 07/01/2028	360	379
Series A, Rev., 5.00%, 07/01/2029	1,000	1,086
Series A, Rev., 5.00%, 07/01/2036	1,000	1,115
Series A, Rev., 5.00%, 07/01/2037	645	712
Series A, Rev., BAM, 5.00%, 07/01/2041	625	676
Series A, Rev., BAM, 5.00%, 07/01/2042	195	209
Series A, Rev., BAM, 5.25%, 07/01/2045	1,000	1,072
Series A, Rev., BAM, 5.25%, 07/01/2046	1,000	1,068
Series B, Rev., 5.00%, 07/01/2031	12,880	14,424
Series B, Rev., 5.00%, 07/01/2034	850	974
Series B, Rev., 5.00%, 07/01/2035	835	928
Series B, Rev., 5.00%, 07/01/2036	1,000	1,115
Series B, Rev., 5.00%, 07/01/2037	500	541
Series B, Rev., 5.00%, 07/01/2038	855	936
Series B, Rev., 5.00%, 07/01/2039	680	728
Series C, Rev., 5.00%, 07/01/2033	1,980	2,258
Series C, Rev., 5.00%, 07/01/2038	900	963
Series C, Rev., 5.00%, 07/01/2039	500	543

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Series C, Rev., 5.00%, 07/01/2040	1,515	1,636
Series C, Rev., 5.00%, 07/01/2041	810	862
Series E, Rev., 5.00%, 07/01/2035	525	596
Series E, Rev., 5.00%, 07/01/2036	520	576
Series E, Rev., 5.00%, 07/01/2037	1,605	1,762
Series E, Rev., 5.00%, 07/01/2039	1,235	1,336
Series E, Rev., 5.00%, 07/01/2048	1,000	1,036
Series E, Rev., 5.00%, 07/01/2053	500	512
Los Angeles Department of Water & Power Water System Revenue
Series B4, Rev., VRDO, 3.00%, 10/01/2025 (z)	28,100	28,100
Series B, Rev., 5.00%, 07/01/2030	2,785	2,952
Series B, Rev., BAM, 5.00%, 07/01/2031	10,725	12,053
Series B, Rev., 5.00%, 07/01/2048	3,000	3,020
Los Angeles Department of Water & Power, Power System Bonds, Series C, Rev., 5.00%, 07/01/2037	1,000	1,043
Los Angeles Department of Water & Power, Power System Revenue Bonds
Rev., 5.00%, 07/01/2033	315	349
Rev., 5.00%, 07/01/2039	500	529
Los Angeles Department of Water & Power, Water System Revenue
Series A, Rev., 5.00%, 01/01/2030	850	924
Series A, Rev., 5.00%, 07/01/2036	700	781
Series A, Rev., 5.00%, 07/01/2039	1,000	1,085
Series B, Rev., 5.00%, 07/01/2033	1,285	1,467
Series B, Rev., 5.00%, 07/01/2034	120	138
Series B, Rev., 5.00%, 07/01/2035	180	207
Series B, Rev., 5.00%, 07/01/2037	600	667
Series B, Rev., 5.00%, 07/01/2039	1,445	1,581
Series B, Rev., 5.00%, 07/01/2042	1,100	1,174
Series B, Rev., 5.00%, 07/01/2047	500	513
Los Angeles Unified School District
GO, 4.00%, 07/01/2049	2,000	1,889
Series A, GO, 3.00%, 01/01/2034	2,000	1,975
Series C, GO, 4.00%, 07/01/2036	1,000	1,029
Series C, GO, 4.00%, 07/01/2038	1,860	1,887
Series C, GO, 5.00%, 07/01/2026	2,285	2,332
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	106
Los Angeles Unified School District, Sustainability Bonds, Series QRR, GO, 5.00%, 07/01/2026	550	561
Marin Municipal Water District, Subordinate, Rev., 4.00%, 06/15/2045	3,500	3,390
Metropolitan Water District of Southern California
Rev., 5.00%, 07/01/2037 (z)	550	614
Rev., 5.00%, 01/01/2038	3,015	3,164
Natomas Unified School District
Series A, GO, 4.00%, 08/01/2045	7,740	7,405
Series A, GO, 4.00%, 08/01/2049	2,655	2,502
New Hampshire Business Finance Authority, Rev., 3.93%, 07/20/2039 (z)	7,949	7,628
Norman Y Mineta San Jose International Airport SJC
Series A, Rev., BAM, AMT, 4.00%, 03/01/2034	3,875	3,924
Series A, Rev., AMT, 5.00%, 03/01/2027	1,480	1,523
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,093
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,164
Series A, Rev., AMT, 5.00%, 03/01/2036	1,160	1,177

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Northern California Energy Authority, Rev., 5.00%, 12/01/2054 (z)	2,000	2,161
Norwalk-La Mirada Unified School District, Series D, GO, 3.00%, 08/01/2043	2,000	1,608
Norwalk-La Mirada Unified School District, Election 2014, Series E, GO, 3.00%, 08/01/2050	10,000	7,477
Oakland Unified School District, Election Of 2020
Series A, GO, 5.00%, 08/01/2037	1,850	2,084
Series A, GO, 5.25%, 08/01/2041	1,410	1,553
Oakland Unified School District/Alameda County, Election Of 2012, Series A, GO, 4.00%, 08/01/2034	1,000	1,012
Ontario International Airport Authority, Series A, Rev., 5.00%, 05/15/2046	1,500	1,560
Orange County Community Facilities District, District No. 2021-1 Rienda, Series A, Special Tax, 5.00%, 08/15/2033	300	324
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,060
Palo Alto Unified School District, Capital Appreciation Election Of 2008, GO, Zero Coupon, 08/01/2032	15,385	12,887
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	3,477
Palomar Health, Capital Appreciation, Electric of 2004
Series A, GO, Zero Coupon, 08/01/2028	500	448
Series A, GO, Zero Coupon, 08/01/2031	330	261
Peralta Community College District
GO, 5.00%, 08/01/2036	1,455	1,711
GO, 5.25%, 08/01/2037	2,000	2,268
Peralta Community College District, Election 2018, Series C1, GO, 5.00%, 08/01/2026	6,170	6,316
Pittsburg Public Financing Authority, Series A, Rev., 4.13%, 08/01/2047	1,400	1,369
Port of Oakland
Rev., AMT, 5.00%, 05/01/2027 (p)	2,500	2,578
Rev., AMT, 5.00%, 05/01/2028 (p)	1,905	2,006
Rev., AMT, 5.00%, 05/01/2029	980	1,050
Rancho Mirage Community Facilities District, Special Tax, 5.00%, 09/01/2049	1,000	1,004
Regents of the University of California Medical Center Pooled Revenue, Series L, Rev., 4.00%, 05/15/2037	2,650	2,656
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax, 5.25%, 09/01/2052	1,085	1,128
Sacramento City Unified School District, GO, BAM, 5.00%, 07/01/2031	525	601
Sacramento County Airport System Revenue
Series A, Rev., AMT, 5.00%, 07/01/2039	2,375	2,531
Series A, Rev., AMT, 5.00%, 07/01/2040	2,000	2,109
Sacramento Municipal Utility District, Series E, Rev., 5.00%, 08/15/2049 (z)	1,250	1,432
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,017
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	2,029
San Diego Community College District, GO, 4.00%, 08/01/2032 (p)	2,910	2,953
San Diego County Regional Airport Authority
Rev., AMT, 5.00%, 07/01/2033	4,000	4,492
Rev., AMT, 5.00%, 07/01/2034	2,165	2,432
Rev., AMT, 5.00%, 07/01/2036	2,500	2,779
Rev., AMT, 5.00%, 07/01/2053	2,500	2,546
Rev., AMT, 5.25%, 07/01/2041	4,300	4,660
Rev., AMT, 5.25%, 07/01/2044	9,400	9,980
Rev., AMT, 5.25%, 07/01/2045	6,200	6,560
San Diego County Regional Airport Authority Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2035	2,915	2,929

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
San Diego County Regional Airport Authority, Senior Private Activity, Rev., AMT, 5.25%, 07/01/2058	3,000	3,103
San Diego County Regional Airport Authority, Subordinated, Series B, Rev., AMT, 5.00%, 07/01/2031	775	798
San Diego Unified School District
GO, Zero Coupon, 07/01/2030 (p)	1,000	882
Series K2, GO, Zero Coupon, 07/01/2038	2,045	1,173
San Diego Unified School District, Election 2008, Series E, GO, Zero Coupon, 07/01/2034	1,250	942
San Diego Unified School District, Election 2012, Series I, GO, 4.00%, 07/01/2047	8,000	7,497
San Diego Unified School District, Election Of 2008
Series SR-3A, GO, 5.00%, 07/01/2034	500	589
Series SR-3A, GO, 5.00%, 07/01/2035	500	583
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,092
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A, Rev., 4.00%, 07/01/2037	2,350	2,361
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	1,941
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 4.00%, 08/01/2032	1,000	1,057
San Francisco Bay Area Rapid Transit District, Sustainable Bond Transit District, GO, 3.00%, 08/01/2037	2,495	2,313
San Francisco City & County Airport Commission—San Francisco International Airport, Rev., AMT, 5.25%, 05/01/2040	3,000	3,234
San Francisco City & County Airport Commission-San Francisco International Airport, Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,156
San Francisco City & County Airport Commission-San Francisco International Airport, Unrefunded, Rev., AMT, 5.00%, 05/01/2027	775	801
San Francisco City & County Airport Comm-San Francisco International Airport
Rev., AMT, 5.00%, 05/01/2041	9,075	9,093
Rev., AMT, 5.00%, 05/01/2046	5,000	5,000
Rev., AMT, 5.25%, 05/01/2042	6,895	6,957
Rev., AMT, 5.25%, 05/01/2044	5,645	5,910
Series A2, Rev., AMT, 5.00%, 05/01/2031	3,215	3,538
Series A, Rev., AMT, 5.00%, 05/01/2027	3,000	3,103
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,177
Series A, Rev., AMT, 5.00%, 05/01/2031	1,500	1,651
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,184
Series A, Rev., AMT, 5.50%, 05/01/2055	5,770	6,143
Series C, Rev., 5.00%, 05/01/2046	1,920	1,929
Series H, Rev., AMT, 5.00%, 05/01/2027	5,500	5,689
San Francisco City & County Public Utilities Commission Wastewater Revenue, Rev., 4.00%, 10/01/2039	1,325	1,318
San Francisco City & County Public Utilities Commission Wastewater Revenue, Green Bonds, Series C, Rev., 4.00%, 10/01/2048 (z)	1,145	1,210
San Francisco City & County Redevelopment Agency Successor Agency
Special Tax, 5.00%, 08/01/2036	1,000	1,128
Special Tax, 5.25%, 08/01/2037	1,000	1,137
Special Tax, 5.25%, 08/01/2038	1,000	1,127
San Jacinto Unified School District, Election 2016, GO, 4.00%, 08/01/2042	2,580	2,577
San Joaquin Hills Transportation Corridor Agency, Junior Lien
Series B, Rev., 5.25%, 01/15/2044	2,590	2,591
Series B, Rev., 5.25%, 01/15/2049	2,535	2,536

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	3,118
San Joaquin Valley Clean Energy Authority, Sustainable Bonds, Rev., 5.50%, 01/01/2056 (z)	4,500	5,164
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,619
San Mateo County Community College District, Capital Appreciation Election 2005, Series B, GO, NATL, Zero Coupon, 09/01/2035	1,955	1,429
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,041
Southern California Public Power Authority
Rev., 3.70%, 07/01/2040 (z)	3,000	3,012
Rev., 5.00%, 04/01/2055 (z)	30,320	32,617
Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.00%, 07/01/2033	500	570
Southern California Public Power Authority, Southern Transmission System, Rev., 5.00%, 07/01/2053	500	513
Southern California Public Power Authority, Southern Transmission System Renewal Project
Rev., 5.00%, 07/01/2034	650	745
Rev., BAM, 5.25%, 07/01/2042	1,000	1,098
State of California
GO, 3.00%, 11/01/2040	500	436
GO, 4.00%, 09/01/2028	2,060	2,159
GO, 4.00%, 11/01/2041	1,000	983
GO, 5.00%, 04/01/2027	145	151
GO, 5.00%, 04/01/2028	1,000	1,065
GO, 5.00%, 04/01/2029	80	87
GO, 5.00%, 09/01/2029	1,000	1,100
GO, 5.00%, 11/01/2029	8,215	9,070
GO, 5.00%, 08/01/2032	1,225	1,410
GO, 5.00%, 09/01/2034	3,335	3,576
GO, 5.00%, 03/01/2038	3,000	3,413
GO, 5.00%, 08/01/2039 (w)	1,500	1,694
GO, 5.00%, 08/01/2042 (w)	1,370	1,505
GO, 5.00%, 10/01/2047	500	502
State of California, Bidding Group A, GO, 5.00%, 09/01/2027	3,000	3,154
State of California, Taxable, GO, 4.60%, 04/01/2038 (p)	13,000	13,258
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,692
State of California, Taxable Group B, GO, 5.50%, 10/01/2025	9,000	9,000
State of California, Various Purpose
GO, 4.00%, 09/01/2031	1,000	1,010
GO, 4.00%, 11/01/2033	3,550	3,626
GO, 4.00%, 10/01/2035	1,885	1,973
GO, 4.00%, 10/01/2036	8,850	9,151
GO, 4.00%, 10/01/2037	6,000	6,152
GO, 5.00%, 04/01/2031	1,000	1,132
GO, 5.00%, 03/01/2034	1,455	1,589
GO, 5.00%, 04/01/2035	1,000	1,068
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,509
Stockton Unified School District, Series B, GO, 5.00%, 08/01/2031	5,000	5,784
Tejon Ranch Public Facilities Finance Authority
Special Tax, 5.00%, 09/01/2038	1,000	1,065
Special Tax, 5.00%, 09/01/2042	615	633

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Tender Option Bond Trust Receipts/Certificates, Series 2025-BAML5065, Rev., LOC: Bank of America NA, LIQ: Bank of America NA, 2.95%, 11/15/2051 (e) (z)	11,355	11,355
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization
Rev., 5.00%, 06/01/2027	750	776
Rev., 5.00%, 06/01/2028	750	790
University of California
Rev., 5.00%, 05/15/2031	2,000	2,291
Series BM, Rev., 5.00%, 05/15/2029	1,665	1,836
Series BN, Rev., 5.00%, 05/15/2038	5,000	5,598
Series BT, Rev., 5.00%, 05/15/2026	4,000	4,065
Series CC, Rev., 5.00%, 05/15/2036	3,000	3,524
Series CC, Rev., 5.00%, 05/15/2042	2,000	2,208
Series CC, Rev., 5.00%, 05/15/2043	2,500	2,737
University of California, Limited Project
Series M, Rev., 4.00%, 05/15/2047	1,300	1,213
Series M, Rev., 5.00%, 05/15/2034	1,500	1,551
University of California, Limited Project Bonds, Series Q, Rev., 4.00%, 05/15/2040	1,000	1,005
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	400
Upper Santa Clara Valley Joint Powers Authority
Series A, Rev., 4.00%, 08/01/2045	1,500	1,447
Series A, Rev., 4.00%, 08/01/2050	2,000	1,879
Victor Valley Union High School District, Series B, GO, 4.00%, 08/01/2036	1,270	1,274
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	844

		1,293,257

Colorado — 3.3%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,012
Aerotropolis Regional Transportation Authority
Rev., 4.25%, 12/01/2041	500	432
Rev., 5.50%, 12/01/2044 (e)	2,500	2,444
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	451
Baseline Metropolitan District No. 1
GO, 4.00%, 12/01/2046	2,000	1,868
GO, 5.00%, 12/01/2049	1,970	2,027
Board of Water Commissioners City & County of Denver, Green Bond, Series A, Rev., 4.00%, 09/15/2042	2,180	2,141
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	529
Castle Oaks Metropolitan District No. 3, GO, 4.00%, 12/01/2026	220	223
Centennial Water & Sanitation District, Rev., 5.00%, 12/01/2053	2,750	2,824
Centerra Metropolitan District No. 1, Rev., 6.50%, 12/01/2053	500	522
City & County of Denver Airport System Revenue
Series A, Rev., AMT, 4.00%, 12/01/2033	1,500	1,508
Series A, Rev., AMT, 5.00%, 11/15/2026	3,500	3,588
Series A, Rev., AMT, 5.00%, 11/15/2027	2,000	2,092
Series A, Rev., AMT, 5.00%, 11/15/2029	1,000	1,079
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,288
Series A, Rev., AMT, 5.00%, 12/01/2038	2,000	2,046
Series A, Rev., AMT, 5.00%, 11/15/2047	13,500	13,815
Series A, Rev., AMT, 5.50%, 11/15/2053	4,000	4,188
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,002

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Series B, Rev., 5.25%, 11/15/2053	4,775	4,975
Series D, Rev., AMT, 5.75%, 11/15/2040	4,750	5,229
Series D, Rev., AMT, 5.75%, 11/15/2041	3,000	3,277
Series D, Rev., AMT, 5.75%, 11/15/2045	11,050	11,836
City & County of Denver Airport System Revenue, Subordinate
Series B, Rev., AMT, 5.00%, 11/15/2029	3,250	3,508
Series B, Rev., AMT, 5.00%, 11/15/2030	6,215	6,809
Series B, Rev., AMT, 5.00%, 11/15/2031	4,250	4,699
Series B, Rev., AMT, 5.50%, 11/15/2037	700	781
City & County of Denver Airport System Revenue, Subordinated
Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	6,107
Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,609
Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,021
City & County of Denver CO Airport System Revenue, Rev., AMT, 4.13%, 11/15/2053	5,000	4,422
City & County of Denver Dedicated Excise Tax Revenue, Series A, Rev., 4.00%, 08/01/2051	9,925	8,950
Colorado Bridge & Tunnel Enterprise, Rev., 5.00%, 12/01/2036	1,500	1,711
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure, Series A, Rev., 5.25%, 12/01/2049	2,330	2,475
Colorado Bridge Enterprise, Rev., AMT, 4.00%, 06/30/2051	1,500	1,256
Colorado Bridge Enterprise, Central 70 Project
Rev., AMT, 4.00%, 12/31/2025	1,000	1,002
Rev., AMT, 4.00%, 12/31/2030	1,505	1,521
Colorado Educational & Cultural Facilities Authority, Rev., 6.88%, 02/01/2059 (e)	5,525	5,736
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 05/01/2036	175	170
Rev., 4.00%, 05/01/2041	175	156
Colorado Health Facilities Authority
Rev., 4.00%, 11/15/2048	9,000	8,203
Rev., 4.00%, 05/15/2052	11,610	10,458
Rev., 5.00%, 05/15/2047	18,520	19,027
Rev., 5.00%, 05/15/2054	33,325	33,820
Rev., 5.00%, 11/15/2059 (z)	2,000	2,173
Series A, Rev., 5.00%, 11/01/2039	10,000	10,345
Colorado Health Facilities Authority, AdventHealth Obligated Group
Rev., 3.00%, 11/15/2051	9,790	7,027
Rev., 4.00%, 11/15/2038	2,000	2,003
Rev., 5.00%, 11/15/2038	1,000	1,069
Colorado Health Facilities Authority, Adventist Health System, Rev., 5.00%, 11/15/2036 (z)	1,295	1,326
Colorado Health Facilities Authority, Adventist Health System Sunbelt, Rev., 5.00%, 11/15/2041	4,000	4,019
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,014
Colorado Health Facilities Authority, Commonspirit Health
Rev., 5.25%, 11/01/2052	2,710	2,774
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,065
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,306
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,345
Series A2, Rev., 5.00%, 08/01/2044	20,440	20,615
Series A, Rev., 5.00%, 12/01/2034	5,680	6,308
Colorado Health Facilities Authority, Covenant Living Communities, Rev., 5.00%, 12/01/2035	750	816
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	429
Colorado Health Facilities Authority, Intermountain Healthcare, Rev., 5.00%, 05/15/2052	2,500	2,556

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 4.00%, 11/01/2039	3,400	3,289
Colorado High Performance Transportation Enterprise, C-470 Express Lanes, Rev., 5.00%, 12/31/2056	1,000	978
Colorado Housing and Finance Authority
Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055	7,560	8,520
Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	1,165	1,155
Colorado Housing and Finance Authority, Class III Bonds Sustainable Bond, Rev., GNMA COLL, 6.50%, 05/01/2054	2,720	3,014
Colorado Housing and Finance Authority, Social Bonds
Series E, Rev., GNMA, 3.00%, 11/01/2051	1,835	1,815
Series H, Rev., GNMA, 3.00%, 11/01/2051	820	809
Series I, Rev., GNMA COLL, 6.00%, 05/01/2053	1,240	1,354
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,245	1,236
Colorado Housing and Finance Authority, Sustainable Bond, Rev., GNMA/FNMA/FHLMC, 5.75%, 11/01/2054	4,255	4,720
Colorado Housing and Finance Authority, Sustainable Bonds, Rev., GNMA/FNMA/FHLMC, 6.25%, 11/01/2055 (w)	3,370	3,775
Colorado Science and Technology Park Metropolitan District No. 1, Series B, Rev., 4.75%, 12/15/2054	1,000	977
Copperleaf Metropolitan District No. 2, GO, BAM, 4.00%, 12/01/2025	470	471
Crystal Valley, Metropolitan District No. 2
Series A, GO, 5.00%, 12/01/2028	500	536
Series A, GO, 5.00%, 12/01/2030	360	401
Dawson Trails Metropolitan District No. 1, GO, Zero Coupon, 12/01/2031	6,740	4,254
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,028
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,330
Denver Health & Hospital Authority, Series A, Rev., 6.00%, 12/01/2055	3,610	3,866
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	502
E-470 Public Highway Authority, Rev., 5.00%, 09/01/2040	1,550	1,684
E-470 Public Highway Authority, Capital Appreciation, Series A, Rev., NATL, Zero Coupon, 09/01/2027	1,250	1,190
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	254
E-470 Public Highway Authority, Senior
Series A, Rev., 5.00%, 09/01/2027	1,000	1,047
Series A, Rev., 5.00%, 09/01/2028	1,000	1,071
Falcon Area Water & Wastewater Authority, Series A, Rev., 6.75%, 12/01/2034 (e)	3,000	3,008
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, GO, 4.00%, 12/15/2034 (p)	2,000	2,005
Jefferson Center Metropolitan District No. 1
Series A2, Rev., 4.13%, 12/01/2040	575	525
Series A2, Rev., 4.38%, 12/01/2047	795	712
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,148
Jefferson County School District No. R-1, GO, 4.00%, 12/15/2032	1,500	1,582
Kremmling Memorial Hospital District, COP, 6.13%, 12/01/2044 (e)	3,850	3,653
Mesa County School District No. 50, GO, 5.50%, 12/01/2049	1,835	1,974
Mesa County Valley School District No. 51 Grand Junction, GO, 5.25%, 12/01/2042	2,705	2,979
Metro Water Recovery
Series A, Rev., 5.00%, 04/01/2028	1,200	1,278
Series A, Rev., 5.00%, 04/01/2029	830	905

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Mirabelle Metropolitan District No. 2, Senior
Series A, GO, 5.00%, 12/01/2035	600	648
Series A, GO, 5.00%, 12/01/2037	500	534
Park Creek Metropolitan District, Senior, Series A, Rev., 5.00%, 12/01/2043	1,500	1,562
Peak Metropolitan District No. 3, GO, 0.00%, 12/01/2042	3,950	2,671
Prairie Farm Metropolitan District, Series A, GO, 5.25%, 12/01/2048	1,261	1,235
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	8,000	9,667
Pueblo Urban Renewal Authority, EVRAZ Project Tax, Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	593
Redtail Ridge Metropolitan District, GO, Zero Coupon, 12/01/2032	4,000	2,460
Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A, Rev., 5.00%, 11/01/2033	1,000	1,159
Regional Transportation District, Denver Transit Partners Eagle
Series A, Rev., 5.00%, 07/15/2026	575	583
Series A, Rev., 5.00%, 01/15/2027	1,000	1,022
Series A, Rev., 5.00%, 01/15/2032	1,470	1,586
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%, 12/01/2042	1,150	1,154
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	392
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,358
State of Colorado
COP, 4.00%, 12/15/2040	1,600	1,583
COP, 6.00%, 12/15/2041	15,000	17,066
Series A, COP, 4.00%, 12/15/2039	1,500	1,500
Series A, COP, 5.00%, 12/15/2029	1,000	1,105
Series L, COP, 5.00%, 03/15/2028	1,000	1,061
State of Colorado, Health Sciences Facilities
COP, 5.00%, 11/01/2042	2,365	2,523
COP, 5.00%, 11/01/2053	1,500	1,557
Sterling Ranch Community Authority Board, Senior, Rev., 6.50%, 12/01/2054	1,000	1,028
Sterling Ranch Community Authority Board, Special Improvement District No. 1, Special Assessment, 5.63%, 12/01/2043	1,253	1,267
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	489
Sunset Parks Metropolitan District, Series A, GO, 5.13%, 12/01/2054 (e)	800	761
The Canyons Metropolitan District No. 5
Series A, GO, BAM, 5.00%, 12/01/2035	640	709
Series A, GO, BAM, 5.00%, 12/01/2049	2,875	2,909
Series A, GO, BAM, 5.25%, 12/01/2059	7,725	7,959
Trails at Crowfoot Metropolitan District No. 3, GO, 4.25%, 12/01/2054	1,500	1,329
University of Colorado, Series B1, Rev., 4.00%, 06/01/2034 (p)	2,665	2,690
University of Colorado Hospital Authority, Rev., VRDO, 4.00%, 10/01/2025 (z)	8,000	8,000
University of Colorado, University Enterprise
Rev., 2.00%, 06/01/2051 (z)	4,000	3,980
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,446
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	380	382
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	580
Waterview II Metropolitan District, GO, 5.00%, 12/01/2041	1,250	1,235
Weld County School District No. RE-4
GO, 5.00%, 12/01/2029	1,100	1,212
GO, 5.00%, 12/01/2031	1,000	1,139
GO, 5.25%, 12/01/2047	5,000	5,316

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	2,286
Windy Gap Firming Project Water Activity Enterprise, Windy Gap Firming Project, Rev., 5.00%, 07/15/2051	5,000	5,110

		438,918

Connecticut — 1.0%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	250
Connecticut Housing Finance Authority, Social Bonds
Series A1, Rev., 3.50%, 11/15/2051	50	50
Series B, Rev., 4.50%, 11/15/2043	2,725	2,744
Connecticut Housing Finance Authority, Sustainable Bond, Housing Mortgage Finance
Rev., 5.13%, 11/15/2043	5,000	5,144
Rev., 6.25%, 05/15/2054	4,660	5,073
Connecticut Housing Finance Authority, Sustainable Bonds, Rev., GNMA/FNMA/FHLMC, 4.45%, 11/15/2044	10,000	9,966
Connecticut State Health & Educational Facilities Authority
Rev., 5.00%, 07/01/2064 (z)	8,650	9,698
Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,311
Series A, Rev., 2.80%, 07/01/2048 (z)	2,000	1,998
Connecticut State Health & Educational Facilities Authority, Connecticut Children’s Medical Center, Rev., 5.25%, 07/15/2048	4,575	4,783
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project
Series A, Rev., 5.00%, 07/01/2026	555	564
Series A, Rev., 5.00%, 07/01/2033	565	609
Connecticut State Health & Educational Facilities Authority, Quinnipiac University Issue, Rev., 5.00%, 07/01/2048	3,000	3,047
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue
Rev., 4.00%, 07/01/2035	1,000	1,011
Rev., 4.00%, 07/01/2038	2,500	2,448
Rev., 4.00%, 07/01/2041	2,250	2,100
Rev., 5.00%, 07/01/2030	865	934
Connecticut State Higher Education Supplement Loan Authority
Rev., AMT, 4.13%, 11/15/2040	2,315	2,262
Series B, Rev., AMT, 4.88%, 11/15/2038	900	911
Series B, Rev., AMT, 5.00%, 11/15/2039	675	696
Series B, Rev., AMT, 5.00%, 11/15/2040	335	337
Series B, Rev., AMT, 5.00%, 11/15/2041	400	400
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	495	529
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University
Series K, Rev., 4.00%, 07/01/2045	4,625	4,166
Series K, Rev., 5.00%, 07/01/2037	950	1,001
Connecticut State, Health & Educational Facilities Authority, Yale University, Series C1, Rev., 5.00%, 07/01/2040 (z)	2,150	2,273
Stamford Housing Authority, Mozaic Concierge Living Project
Rev., 4.25%, 10/01/2030	5,000	5,065
Rev., 6.00%, 10/01/2040	1,750	1,804
State of Connecticut
GO, 5.00%, 03/15/2045	1,000	1,067
Series 2021A, GO, 3.00%, 01/15/2026	5,000	5,002
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,255

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — continued
Series 2021A, GO, 3.00%, 01/15/2033	500	495
Series 2021A, GO, 4.00%, 01/15/2028	3,500	3,620
Series B, GO, 5.00%, 08/01/2033	1,750	2,018
Series C, GO, 5.00%, 06/15/2037	40	44
Series F, GO, 5.00%, 11/15/2025	5,000	5,014
State of Connecticut Special Tax Revenue
Rev., BAM, 4.00%, 05/01/2039	2,990	3,020
Series A, Rev., 5.00%, 07/01/2028	500	534
Series A, Rev., 5.00%, 05/01/2035	500	551
Series A, Rev., 5.25%, 07/01/2042	10,000	10,830
Series B, Rev., 5.00%, 07/01/2030	1,500	1,672
Series D, Rev., 4.00%, 11/01/2038	3,500	3,535
Series D, Rev., 5.00%, 11/01/2028	1,480	1,594
Series D, Rev., 5.00%, 11/01/2033	1,675	1,874
State of Connecticut Special Tax Revenue, Transportation Infrastructure Purposes, Rev., 5.00%, 07/01/2043	4,740	5,076
State of Connecticut, Social Bonds, Series F, GO, 5.00%, 11/15/2041	1,525	1,634
State of Connecticut, Special Tax Obligation Bonds, Rev., 5.00%, 05/01/2040	300	316
State of Connecticut, Sustainable Bond
Series B, GO, 4.00%, 01/15/2041	1,000	993
Series B, GO, 5.00%, 01/15/2040	1,000	1,094
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	192
Town of Hamden
GO, BAM, 4.00%, 08/15/2027	535	549
GO, BAM, 5.00%, 08/15/2029	575	627
GO, BAM, 5.00%, 08/15/2031	500	564
Series A, GO, BAM, 5.00%, 08/01/2032	2,255	2,487
University of Connecticut
Series A, Rev., 5.00%, 01/15/2037	3,000	3,062
Series A, Rev., 5.00%, 08/15/2039	650	714
Series A, Rev., 5.00%, 08/15/2040	860	936

		136,543

Delaware — 0.2%
County of Kent DE, Rev., 5.00%, 07/01/2033	1,190	1,203
Delaware State Economic Development Authority, Rev., 3.60%, 01/01/2031	1,865	1,932
Delaware State Economic Development Authority, NRG Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	4,065
Delaware State Health Facilities Authority, Beebe Medical Center, Rev., 5.00%, 06/01/2050	2,250	2,129
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,587
Delaware Transportation Authority, Rev., 5.00%, 07/01/2033	2,265	2,494
State of Delaware
GO, 2.00%, 02/01/2036	6,910	5,708
GO, 4.00%, 02/01/2031	1,000	1,048
GO, 5.00%, 02/01/2028	5,020	5,329
GO, 5.00%, 02/01/2031	85	96

		29,591

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — 1.5%
District of Columbia
GO, 5.00%, 12/01/2030	1,070	1,202
GO, 5.00%, 12/01/2031	2,210	2,516
Rev., 5.00%, 06/01/2040	1,725	1,692
Series A, Rev., 4.00%, 03/01/2037	2,000	2,025
Series A, Rev., 4.00%, 03/01/2040	10,000	9,910
Series A, GO, 5.00%, 01/01/2027	475	490
Series A, Rev., 5.00%, 03/01/2031	1,500	1,640
Series A, GO, 5.00%, 01/01/2038	1,000	1,096
Series A, GO, 5.00%, 01/01/2040	2,400	2,581
Series C, Rev., 4.00%, 05/01/2039	2,500	2,515
Series C, Rev., 4.00%, 05/01/2045	5,000	4,699
Series D, GO, 5.00%, 02/01/2028	820	869
Series D, GO, 5.00%, 02/01/2029	70	76
Series E, GO, 5.00%, 02/01/2028	110	116
District of Columbia Housing Finance Agency, Rev., 5.00%, 12/01/2028 (z)	225	235
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Rev., 5.00%, 03/01/2029 (z)	330	345
District of Columbia Income Tax Revenue
Series A, Rev., 5.00%, 10/01/2037	2,000	2,245
Series A, Rev., 5.00%, 05/01/2038	1,450	1,593
Series A, Rev., 5.00%, 05/01/2039	2,000	2,181
Series A, Rev., 5.00%, 06/01/2039	1,500	1,667
Series A, Rev., 5.00%, 06/01/2040	2,685	2,949
District of Columbia Water & Sewer Authority, Rev., 4.00%, 10/01/2041	1,525	1,488
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,066
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,271
District of Columbia Water & Sewer Authority, Sustainable Bond Subordinated
Rev., 5.00%, 10/01/2043	2,505	2,673
Rev., 5.00%, 10/01/2045	1,445	1,527
District of Columbia, Georgetown University, Rev., 5.00%, 04/01/2060 (z)	5,500	6,148
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	555	552
District of Columbia, National Child Research Center, Rev., VRDO, LOC: Truist Bank, 3.25%, 10/07/2025 (z)	1,985	1,985
District of Columbia, National Public Radio
Rev., 4.00%, 04/01/2032 (p)	1,500	1,510
Rev., 5.00%, 04/01/2028 (p)	270	273
Rev., 5.00%, 04/01/2029 (p)	275	278
Metropolitan Washington Airports Authority
Rev., AMT, 5.00%, 10/01/2026	1,335	1,362
Rev., AMT, 5.00%, 10/01/2029	2,000	2,076
Series A, Rev., AMT, 5.00%, 10/01/2027	1,515	1,581
Metropolitan Washington Airports Authority Aviation Revenue
Rev., AMT, 4.00%, 10/01/2051	2,500	2,190
Rev., AMT, 5.00%, 10/01/2044	3,500	3,585

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
Series A, Rev., AMT, 5.00%, 10/01/2025	450	450
Series A, Rev., AMT, 5.00%, 10/01/2028	3,880	4,126
Series A, Rev., AMT, 5.00%, 10/01/2030	1,000	1,097
Series A, Rev., AMT, 5.00%, 10/01/2032	5,000	5,433
Series A, Rev., AMT, 5.25%, 10/01/2039	1,135	1,214
Series A, Rev., AMT, 5.25%, 10/01/2048	7,000	7,254
Metropolitan Washington Airports Authority Aviation Revenue, Airport System
Series A, Rev., AMT, 5.00%, 10/01/2033	3,000	3,165
Series A, Rev., AMT, 5.00%, 10/01/2049	5,000	5,021
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., 4.00%, 10/01/2052	10,000	8,887
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., 4.00%, 10/01/2053	1,965	1,743
Metropolitan Washington Airports Authority, Aviation Revenue
Series A, Rev., AMT, 5.00%, 10/01/2031	4,390	4,850
Series A, Rev., AMT, 5.00%, 10/01/2033	3,205	3,444
Series A, Rev., AMT, 5.00%, 10/01/2048	3,940	3,963
Series A, Rev., AMT, 5.25%, 10/01/2040	3,000	3,280
Series A, Rev., AMT, 5.25%, 10/01/2041	2,000	2,164
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue Subordinated Lien Dulles Metrorail, Series B, Rev., 4.00%, 10/01/2049	2,000	1,743
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., 6.50%, 10/01/2041 (p)	350	363
Tender Option Bond Trust Receipts/Certificates
Series 2025-XX1413, Rev., LIQ: Barclays Bank plc, 2.92%, 07/15/2060 (e)	3,000	3,000
Series 2025-ZL0667, Rev., LIQ: Barclays Bank plc, 2.92%, 07/15/2060 (e)	8,000	8,000
Washington Convention & Sports Authority
Series A, Rev., 4.00%, 10/01/2034	1,015	1,040
Series A, Rev., 5.00%, 10/01/2033	1,000	1,093
Washington Convention & Sports Authority, Senior Lien, Series B, Tax Allocation, 5.00%, 10/01/2029 (p)	1,000	1,101
Washington Convention and Sports Authority, Dedicated Tax Revenue Prerefunded Refunding Senior Lien, Tax Allocation, 5.00%, 10/01/2030 (p)	695	781
Washington Convention and Sports Authority, Dedicated Tax Revenue Unrefunded Balance Refunding Senior, Tax Allocation, 5.00%, 10/01/2030	805	895
Washington Metropolitan Area Transit Authority
Series A, Rev., 5.00%, 07/15/2026	1,650	1,680
Series A, Rev., 5.00%, 07/15/2037	2,000	2,140
Series B, Rev., 5.00%, 07/01/2032	1,115	1,157
Washington Metropolitan Area Transit Authority Dedicated Revenue
Rev., 5.00%, 07/15/2054	23,750	24,451
Rev., 5.25%, 07/15/2059	17,870	18,796
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond, Rev., 5.00%, 07/15/2029	3,000	3,273
Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Series A, Rev., 5.00%, 07/15/2046	1,190	1,224
Washington Metropolitan Area Transit Authority, Dedicated Revenue, Sustainable Bond, Series A, Rev., BAM, 3.00%, 07/15/2036	5,925	5,499
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,680

		207,214

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — 5.0%
Alachua County Health Facilities Authority, Oak Hammock at the University of Florida
Rev., 3.63%, 10/01/2030	870	873
Rev., 3.75%, 10/01/2030	765	767
Alachua County Health Facilities Authority, Oak Hammock at The University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031	615	627
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Rev., 5.00%, 12/01/2034	2,570	2,694
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project
Special Assessment, 2.75%, 05/01/2031	420	396
Special Assessment, 3.13%, 05/01/2041	1,775	1,404
Avenir Community Development District, Special Assessment, 5.63%, 05/01/2054	1,000	1,009
Aventura Isles Community Development District
Special Assessment, 5.00%, 05/01/2034	720	771
Special Assessment, 5.00%, 05/01/2043	1,000	995
Babcock Ranch Community Independent Special District
Special Assessment, 4.00%, 05/01/2052	695	561
Special Assessment, 5.00%, 05/01/2044 (e)	995	977
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	340	329
Belmont II Community Development District, 2020 Assessment Area
Special Assessment, 2.50%, 12/15/2025	5	5
Special Assessment, 3.13%, 12/15/2030	125	123
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	100	99
Boggy Creek Improvement District, Series 2013, Special Assessment, 5.13%, 05/01/2043 (e)	950	947
Brevard County Health Facilities Authority, Health First Obligated Group, Rev., 5.00%, 04/01/2052	8,235	8,226
Brevard County Health Facilities Authority, Health First, Inc., Rev., 4.00%, 04/01/2036	1,790	1,764
Broward County Housing Finance Authority, Pinnacle 441 Phase 2, Rev., 4.05%, 09/01/2056 (z)	990	994
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	687
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,431
Capital Projects Finance Authority, IPS Enterprises, Inc. Projects, Rev., 7.00%, 06/15/2030 (e)	4,000	4,143
Capital Projects Finance Authority/FL, Rev., 5.00%, 06/15/2044 (e)	760	713
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	300
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	270
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,057
Capital Trust Agency, Inc., Franklin Academy Project, Rev., 5.00%, 12/15/2050 (e)	2,350	2,055
Capital Trust Authority, Ips Enterprises, Inc., Series A, Rev., 6.00%, 06/15/2043 (e)	4,350	4,437
Capital Trust Authority, UF Health Projects
Series A, Rev., 5.00%, 12/01/2032	1,000	1,110
Series A, Rev., 5.00%, 12/01/2035	6,045	6,703
Central Florida Expressway Authority
Rev., 5.00%, 07/01/2032	1,500	1,713
Series D, Rev., 5.00%, 07/01/2029	565	614
Series D, Rev., 5.00%, 07/01/2034	3,000	3,303
Series D, Rev., 5.00%, 07/01/2035	10,000	10,959

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Central Florida Expressway Authority, Senior Lien
Rev., 4.00%, 07/01/2038	3,625	3,664
Rev., 4.00%, 07/01/2039	1,260	1,267
Series B, Rev., 4.00%, 07/01/2035 (p)	5,600	5,658
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	475
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	160	152
Charlotte County Industrial Development Authority, Town & Country Utilities Project
Rev., AMT, 5.00%, 10/01/2049 (e)	2,985	2,883
Rev., AMT, 5.88%, 10/01/2045	1,250	1,288
City of Daytona Beach, Rev., 5.50%, 09/01/2049	5,000	5,400
City of Delray Beach Water & Sewer Revenue
Rev., 5.00%, 10/01/2042	750	815
Rev., 5.00%, 10/01/2043	1,520	1,639
Rev., 5.25%, 10/01/2055	5,685	6,050
City of Doral FL, GO, 4.00%, 07/01/2043	3,055	2,966
City of Jacksonville, Baptist Health, Rev., VRDO, 2.91%, 10/07/2025 (z)	9,260	9,260
City of Jacksonville, Bayptist Health, Rev., VRDO, 2.91%, 10/07/2025 (z)	1,200	1,200
City of Jacksonville, Brooks Rehabilitation Project
Rev., 4.00%, 11/01/2034	500	503
Rev., 4.00%, 11/01/2045	1,500	1,331
City of Miami Beach, Arts and Cultural Facilities, Series A, GO, 5.25%, 05/01/2053	5,000	5,254
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	166
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,079
City of Tallahassee FL Energy System Revenue
Rev., 5.00%, 10/01/2033	2,500	2,888
Rev., 5.00%, 10/01/2034	1,500	1,740
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	2,000	2,152
City of Tallahassee, Tallahassee Memorial Healthcare, Rev., 5.00%, 12/01/2040	3,000	3,000
City of Tampa, Baycare, Series A, Rev., 5.00%, 11/15/2046	10,000	10,033
City of Tampa, H. Lee Moffitt Cancer Center, Rev., 5.00%, 07/01/2050	4,000	4,010
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	120
County of Broward Port Facilities Revenue, Rev., AMT, 5.50%, 09/01/2052	3,675	3,808
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,388
County of Broward, Airport System Revenue
Rev., AMT, 5.00%, 10/01/2033	655	673
Series A, Rev., AMT, 5.00%, 10/01/2028	800	849
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,077
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,749
County of Broward, Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 4.00%, 09/01/2047	3,000	2,672
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,502
County of Lee Airport Revenue
Series B, Rev., AMT, 5.00%, 10/01/2029	180	194
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,184
County of Lee Local Option Gas Tax Revenue, Rev., 5.25%, 08/01/2049	13,000	13,404
County of Miami-Dade Aviation Revenue
Rev., 5.00%, 10/01/2041	6,000	6,038
Series A, Rev., 5.00%, 10/01/2025	1,250	1,250
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,002

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Series A, Rev., 5.00%, 10/01/2031	2,000	2,206
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,217
Series A, Rev., AMT, 5.00%, 10/01/2049	3,250	3,257
Series B, Rev., AMT, 5.00%, 10/01/2040	23,000	23,226
County of Miami-Dade FL Aviation Revenue
Rev., AMT, 5.00%, 10/01/2029	2,920	3,146
Rev., AMT, 5.00%, 10/01/2035	15,000	16,581
Rev., AMT, 5.00%, 10/01/2036	3,710	4,052
County of Miami-Dade FL Transit System, Rev., 4.00%, 07/01/2035	3,405	3,412
County of Miami-Dade FL Water & Sewer System Revenue
Rev., 5.00%, 10/01/2041	4,500	4,877
Rev., 5.00%, 10/01/2042	5,000	5,371
County of Miami-Dade Seaport Department, Senior Bonds
Series A, Rev., AMT, 5.00%, 10/01/2030	1,970	2,144
Series A, Rev., AMT, 5.00%, 10/01/2031	2,975	3,265
Series A, Rev., AMT, 5.00%, 10/01/2033	3,500	3,837
Series A, Rev., AMT, 5.25%, 10/01/2052	2,000	2,025
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AMT, 4.00%, 10/01/2040	2,675	2,606
County of Miami-Dade Transit System
Rev., 4.00%, 07/01/2048	5,000	4,610
Series A, Rev., 4.00%, 07/01/2045	2,070	1,979
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	334
County of Miami-Dade, Public Health Trust Program, GO, 4.00%, 07/01/2042	3,000	2,954
County of Monroe Airport Revenue, Key West International Airport, Series 202, Rev., AMT, 5.00%, 10/01/2052	2,450	2,406
County of Orange Water Utility System Revenue, Rev., 5.00%, 10/01/2028	2,040	2,199
County of Palm Beach, Lynn University Housing Project, Series A, Rev., 5.00%, 06/01/2057 (e)	1,000	859
Currents Community Development District, Series A, Special Assessment, 4.00%, 05/01/2051 (e)	2,000	1,641
Cypress Mill Community Development District, 2023 Project, Special Assessment, 5.00%, 05/01/2053	1,025	996
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	359
Duval County Public Schools, Series A, COP, 5.00%, 07/01/2032	4,750	5,220
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	286
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	40	40
Epperson Ranch II Community Development District, Assessment Area Two Capital Improvement, Special Assessment, 4.20%, 05/01/2040	1,250	1,165
Everlands II Community Development District, Special Assessment, 5.20%, 06/15/2044	725	725
Florida Development Finance Corp.
Rev., AMT, 4.38%, 10/01/2054 (e) (z)	17,000	17,161
Rev., 5.00%, 06/01/2044 (e)	1,750	1,685
Rev., 5.25%, 06/01/2059 (e)	3,145	2,961
Series A, Rev., 4.00%, 06/01/2030	400	390
Florida Development Finance Corp., Brightline Florida Passenger
Rev., AMT, 0.00%, 07/15/2032 (e)	2,810	1,753
Rev., AMT, 5.00%, 07/01/2041	4,500	3,800
Rev., AMT, 5.00%, 07/01/2044	9,930	9,764
Rev., AMT, 5.25%, 07/01/2047	6,050	5,951
Rev., AMT, 5.25%, 07/01/2053	4,000	3,906
Rev., AMT, 5.50%, 07/01/2053	6,000	5,122

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., Brightline Passenger Rail Project, Rev., AMT, 10.00%, 07/01/2057 (e) (z)	7,445	6,343
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,000	879
Florida Development Finance Corp., Lakeland Regional Health System, Rev., 4.00%, 11/15/2037	2,400	2,396
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	401
Florida Development Finance Corp., Tampa General Hospital Project, Rev., 5.25%, 08/01/2055 (e)	4,750	4,848
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	1,200	1,266
Florida Development Finance Corp., Waste Management, Inc. Project, Rev., AMT, 3.40%, 09/01/2050 (z)	2,550	2,549
Florida Development Finance Corp., Waste Pro USA, Inc., Rev., AMT, 5.00%, 05/01/2029 (e)	2,500	2,533
Florida Housing Finance Corp.
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,895	3,176
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	380	375
Series 3, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 01/01/2054	605	660
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	820	812
Florida Housing Finance Corp., Social Bonds
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	740	739
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	3,545	3,511
Florida Local Government Finance Commission, Fleet Landing At Nocatee Project
Rev., 4.20%, 11/15/2030 (e)	3,260	3,283
Rev., 6.63%, 11/15/2045 (e)	1,665	1,730
Florida Municipal Loan Council, Shingle Creek Transit and Utility Community Development District, Special Assessment, AMT, 5.15%, 05/01/2044	655	660
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,066
Florida State Board of Governors University of North Florida Dormitory Revenue, Series A, Rev., BAM, 5.00%, 11/01/2053	6,375	6,518
Fort Pierce Utilities Authority, Series A, Rev., 5.00%, 10/01/2039	925	987
Grand Bay at Doral Community Development District, Assessment Area Two Phase I
Special Assessment, 5.00%, 05/01/2035	1,000	1,075
Special Assessment, 5.00%, 05/01/2045	1,000	989
Greater Orlando Aviation Authority
Series A, Rev., AMT, 4.00%, 10/01/2040	2,500	2,425
Series A, Rev., AMT, 5.00%, 10/01/2026 (p)	1,785	1,785
Series A, Rev., AMT, 5.00%, 10/01/2027 (p)	1,875	1,875
Series A, Rev., AMT, 5.00%, 10/01/2030 (p)	1,005	1,005
Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,591
Series A, Rev., AMT, 5.00%, 10/01/2046 (p)	5,000	5,101
Series A, Rev., AMT, 5.00%, 10/01/2049	8,880	8,921
Greater Orlando Aviation Authority Orlando Amt Subordinated, Rev., AMT, 5.00%, 10/01/2036	1,000	1,094
Greater Orlando Aviation Authority, Priority Subordinated
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,541
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,274
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	512
Hammock Reserve Community Development District, Assessment Area Three Project, Special Assessment, 4.70%, 05/01/2042	1,370	1,310

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., 2.91%, 11/15/2037 (z)	17,000	17,000
Hillsborough County Industrial Development Authority
Rev., 4.13%, 11/15/2051	6,965	6,324
Rev., 5.25%, 11/15/2049	1,500	1,584
Hillsborough County Industrial Development Authority, Tampa General Hospital Project
Rev., 4.00%, 08/01/2050	5,000	4,346
Series A, Rev., 4.00%, 08/01/2045	3,275	2,945
Hillsborough County, Industrial Development Authority, Baycare Health System, Series C, Rev., VRDO, LOC: TD Bank NA, 2.80%, 10/07/2025 (z)	3,500	3,500
Hobe-St Lucie Conservancy District, Special Assessment, 5.88%, 05/01/2055	1,000	1,013
JEA Electric System Revenue
Rev., 5.00%, 10/01/2033	1,000	1,149
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,366
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,348
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	2,013
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	765
Julington Creek Plantation Community Development District, Special Assessment, 5.50%, 05/01/2043	1,500	1,609
Lake Hideaway Community Development District, Assessment Area One, Special Assessment, 5.65%, 05/01/2044	950	953
Lakewood Ranch Stewardship District, Special Assessment, 5.30%, 05/01/2044	485	488
Lakewood Ranch Stewardship District, Del Webb Project, Special Assessment, 5.00%, 05/01/2037 (e)	1,655	1,674
Lakewood Ranch Stewardship District, Lorraine Lakes Project
Special Assessment, 3.13%, 05/01/2030 (e)	315	309
Special Assessment, 3.88%, 05/01/2051 (e)	2,000	1,611
Lakewood Ranch Stewardship District, Northeast Sector Project
Special Assessment, 3.20%, 05/01/2030 (e)	540	528
Special Assessment, 3.50%, 05/01/2040	925	794
Lakewood Ranch Stewardship District, Palm Grove Project, Special Assessment, 5.25%, 05/01/2044	580	584
Lakewood Ranch Stewardship District, Southeast Project
Special Assessment, 5.80%, 05/01/2045	1,565	1,597
Special Assessment, 6.00%, 05/01/2056	1,000	1,020
Lee County Industrial Development Authority, Exchange Lee Health Systems, Rev., 4.00%, 04/01/2037	3,000	2,943
Lee County Industrial Development Authority, Shell Point/Waterside Health
Rev., 5.00%, 11/15/2044	3,000	2,978
Rev., 5.00%, 11/15/2049	2,550	2,450
Lee County Industrial Development Authority/FL
Rev., 4.13%, 11/15/2029	1,000	1,007
Rev., 5.25%, 11/15/2054	2,000	1,979
Miami Beach Health Facilities Authority, Mount Sinai Medical Center
Rev., 5.00%, 11/15/2039	2,000	2,001
Rev., 5.00%, 11/15/2044	5,000	5,001
Miami Beach Redevelopment Agency, City Center/Historic Convention
Tax Allocation, 5.00%, 02/01/2040	2,000	2,140
Tax Allocation, 5.00%, 02/01/2042	5,580	5,857
Tax Allocation, 5.00%, 02/01/2044	7,590	7,860
Miami World Center Community Development District, Special Assessment, 5.25%, 11/01/2049	4,505	4,524

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Miami-Dade County Expressway Authority, Series A, Rev., 5.00%, 07/01/2040	1,625	1,632
Miami-Dade County Health Facilities Authority, Rev., 4.00%, 08/01/2046	1,790	1,673
Miami-Dade County Housing Finance Authority, Doral Academy, Inc., Rev., 5.00%, 01/15/2048	1,570	1,528
Miami-Dade County Industrial Development Authority, Miami Community Charter Schools, Inc., Rev., 6.25%, 06/01/2055 (e)	750	756
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	350
Mirada Community Development District/Pasco County, Special Assessment, 5.00%, 05/01/2034	960	987
North Loop Community Development District, Special Assessment, 6.38%, 05/01/2043	1,000	1,061
North Miami Community Redevelopment Agency
Rev., 5.00%, 03/01/2035	1,000	1,100
Rev., 5.00%, 03/01/2036	1,200	1,299
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,187
North Springs Improvement District, Water Management Parkland Bay Unit, Special Assessment, 5.00%, 05/01/2048	3,220	3,186
Orange County Health Facilities Authority, Rev., 5.00%, 08/01/2054	3,500	3,327
Orange County Health Facilities Authority, Orlando Health Obligated Group
Rev., 4.00%, 10/01/2052	5,000	4,278
Rev., 4.50%, 10/01/2056	11,515	10,820
Rev., 5.25%, 10/01/2056	7,500	7,796
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Rev., 4.00%, 08/01/2036	295	287
Orlando Utilities Commission
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,572
Series A, Rev., 5.00%, 10/01/2027	500	525
Series A, Rev., 5.00%, 10/01/2043	2,300	2,451
Palm Beach County Health Facilities Authority, Rev., 5.00%, 11/15/2045	1,250	1,241
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.00%, 11/01/2052	2,550	2,513
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,300
Palm Coast Park Community Development District, Sawmill Branch at Palm Coast Park Homeowners Association, Inc., Special Assessment, 5.13%, 05/01/2051	1,500	1,426
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	656
Parrish Lakes Community Development District, Special Assessment, 5.00%, 05/01/2031	480	489
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,799
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	3,200	3,201
Reunion East Community Development District
Special Assessment, 2.40%, 05/01/2026 (e)	25	25
Special Assessment, 2.85%, 05/01/2031	25	24
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	469
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	393
Sarasota County Public Hospital District, Sarasota Memorial Hospital Project
Rev., 4.00%, 07/01/2052	6,000	5,137
Rev., 5.00%, 07/01/2052	1,175	1,191
Sarasota County School Board, Series A, COP, 5.00%, 07/01/2033	1,000	1,143
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	597
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	401

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
School District of Broward County, Series A, COP, 5.00%, 07/01/2027	1,500	1,560
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	845	845
South Broward Hospital District
Rev., 4.00%, 05/01/2048	6,500	6,050
Series A, Rev., 4.00%, 05/01/2044	4,000	3,712
South Kendall Community Development District, Special Assessment, 4.25%, 11/01/2037	1,575	1,557
Southeast Overtown/Park West Community Redevelopment Agency, Series A, Tax Allocation, 5.00%, 03/01/2038	2,200	2,377
St. John’s County School Board
Series A, COP, 5.25%, 07/01/2046	1,500	1,586
Series A, COP, 5.25%, 07/01/2047	3,000	3,117
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,851
State of Florida Department of Transportation Turnpike System Revenue, Department Of Transportation, Rev., 4.00%, 07/01/2041	1,000	985
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,352
State of Florida Department of Transportation Turnpike System, Revenue Refunding, Series A, Rev., 5.00%, 07/01/2026	1,000	1,019
State of Florida, Capital Outlay, Series C, GO, 5.00%, 06/01/2027	1,060	1,078
State of Florida, Department of Transportation, Turnpike System Revenue, Series A, Rev., 5.00%, 07/01/2029	500	547
Stellar North Community Development District, Special Assessment, 4.00%, 05/01/2052	1,440	1,169
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	214
Stonegate Preserve Community Development District, 2023 Project Area, Special Assessment, 5.88%, 12/15/2043	995	1,048
Stoneybrook South Community Development District, Fox South Assessment Area
Special Assessment, 2.50%, 12/15/2025 (e)	140	140
Special Assessment, 3.00%, 12/15/2030 (e)	475	470
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	938
Storey Park Community Development District, Assessment Area Four Project
Special Assessment, 2.38%, 06/15/2026 (e)	10	10
Special Assessment, 2.88%, 06/15/2031 (e)	60	59
Summit View Community Development District, Assessment Area Two, Special Assessment, 5.63%, 05/01/2044	975	985
Tampa Bay Water, Rev., 5.25%, 10/01/2054	20,000	21,226
Touchstone Community Development District, Senior Lien, Series A1, Special Assessment, 5.38%, 05/01/2042	1,000	1,021
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	102
Turtle Run Community Development District, Series 2, Special Assessment, 5.00%, 05/01/2047	1,500	1,492
Two Lakes Community Development District, Special Assessment, 5.00%, 05/01/2044	1,500	1,516
Two Rivers West Community Development District, Special Assessment, 5.63%, 05/01/2044	580	586
V-Dana Community Development District, CDD Assessment Area One 2021, Special Assessment, 4.00%, 05/01/2052	1,000	817
Village Community Development District No. 12, Special Assessment, 4.25%, 05/01/2043	2,000	1,859
Village Community Development District No. 13, Special Assessment, 2.63%, 05/01/2030 (e)	1,445	1,387
Village Community Development District No. 15
Special Assessment, 4.00%, 05/01/2034 (e)	120	121
Special Assessment, 4.20%, 05/01/2039 (e)	500	482
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	599

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Volusia County Educational Facility Authority, Educational Facilities Embry Riddle, Rev., 5.00%, 10/15/2029	1,000	1,043
West Hillcrest Community Development District, Series 2023, Special Assessment, 5.50%, 06/15/2053	1,250	1,271
West Villages Improvement District, Special Assessment, Unit Of Development #8, Special Assessment, 5.38%, 05/01/2042	1,875	1,922
Wildwood Utility Dependent District, Senior South Sumter Utilities Project
Rev., BAM, 5.00%, 10/01/2031	1,300	1,458
Rev., BAM, 5.00%, 10/01/2033	1,150	1,271
Rev., BAM, 5.00%, 10/01/2039	1,490	1,585
Rev., BAM, 5.00%, 10/01/2040	1,610	1,705
Wildwood Utility Dependent District, Senior South Sumter Utility Project, Rev., BAM, 5.00%, 10/01/2052	1,640	1,664
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	684

		668,117

Georgia — 3.8%
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	4,020
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds
Rev., 4.00%, 03/01/2035	1,100	1,114
Rev., 4.00%, 03/01/2036	1,000	1,008
Rev., 4.00%, 03/01/2037	1,135	1,141
Rev., 4.00%, 03/01/2038	1,000	999
Brookhaven Development Authority, Children’s Healthcare of Atlanta
Rev., 5.00%, 07/01/2036	2,425	2,577
Rev., 5.00%, 07/01/2037	2,400	2,539
Series A, Rev., 4.00%, 07/01/2044	3,000	2,783
Brookhaven Urban Redevelopment Agency, Series A, Rev., 4.00%, 07/01/2045	3,260	3,178
City of Atlanta Airport Passenger Facility Charge, Airport Revenue Subordinated, Rev., AMT, 4.00%, 07/01/2038	2,825	2,781
City of Atlanta Department of Aviation
Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,498
Series C, Rev., AMT, 5.00%, 07/01/2034	540	585
Series C, Rev., AMT, 5.00%, 07/01/2048	1,000	1,016
City of Atlanta Department of Aviation, Sustainable Bonds
Series B1, Rev., AMT, 5.00%, 07/01/2036	700	766
Series B1, Rev., AMT, 5.00%, 07/01/2037	2,500	2,710
City of Atlanta GA Department of Aviation
Rev., AMT, 5.25%, 07/01/2041	1,775	1,912
Rev., AMT, 5.25%, 07/01/2043	1,500	1,592
City of Atlanta Water & Wastewater Revenue, Series B, Rev., 4.00%, 11/01/2037	1,000	1,005
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,068
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,238
City of Atlanta, Water & Wastewater Revenue, Series B, Rev., 5.00%, 11/01/2047	4,000	4,042
Cobb County Hospital Authority, Rev., VRDO, LOC: Truist Bank, 2.92%, 10/07/2025 (z)	8,000	8,000
Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates, Rev., 5.00%, 04/01/2036	500	510

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 3.00%, 04/01/2037	700	636
Cobb-Marietta Coliseum & Exhibit Hall Authority, Cobb Galleria Center Project
Rev., 5.25%, 10/01/2043	2,760	3,019
Rev., 5.25%, 10/01/2044	1,355	1,470
Columbia County Hospital Authority, Anticipation Certificate Wellstar, Rev., 5.13%, 04/01/2053	3,625	3,704
DeKalb County Housing Authority, Kensington Station Project, Series A, Rev., 4.00%, 12/01/2033	10,000	10,139
Development Authority of Burke County (The), Rev., 3.30%, 12/01/2049 (z)	515	523
Development Authority of Burke County, Georgia Power Co. Plant Vogtle Project, Rev., 3.38%, 11/01/2053 (z)	1,000	1,006
Development Authority of Cobb County, The Northwest Classical Academy Project, Rev., 5.70%, 06/15/2038 (e)	605	607
Development Authority of Monroe County, Georgia Power Company Plant Scherer, Rev., 3.88%, 06/01/2042 (z)	1,250	1,255
Development Authority of Monroe County/The, Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,743
Fayette County Development Authority
Rev., 5.00%, 10/01/2036	900	981
Rev., 5.00%, 10/01/2037	925	1,001
Rev., 5.00%, 10/01/2041	950	990
Rev., 5.00%, 10/01/2043	1,400	1,440
Rev., 5.00%, 10/01/2044	1,250	1,279
Gainesville & Hall County Hospital Authority
Rev., 5.00%, 10/15/2030	3,500	3,885
Rev., 5.00%, 10/15/2034	7,545	8,599
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	916
George L Smith II Congress Center Authority, Convention Center Hotel First
Rev., 4.00%, 01/01/2054	7,850	6,515
Series 1, Rev., 4.00%, 01/01/2036	2,750	2,754
Georgia Housing & Finance Authority
Rev., 4.70%, 12/01/2054	15,000	15,003
Series A, Rev., 2.75%, 12/01/2035	500	443
Series A, Rev., 4.50%, 12/01/2045	2,000	2,004
Series E, Rev., GNMA/FNMA/FHLMC, 4.85%, 12/01/2040	1,000	1,023
Georgia Ports Authority, Rev., 5.25%, 07/01/2043	2,705	2,893
Georgia State Road & Tollway Authority
Rev., 5.00%, 06/01/2027	5,250	5,475
Rev., 5.00%, 06/01/2028	5,500	5,867
Rev., 5.00%, 06/01/2030	6,205	6,895
Homerville Housing Authority, Brookwood Apartments, Rev., 3.45%, 01/01/2028 (z)	530	534
Main Street Natural Gas, Inc.
Rev., 5.00%, 12/01/2054 (z)	1,730	1,875
Series A, Rev., 4.00%, 07/01/2052 (z)	14,500	14,805
Series A, Rev., 5.00%, 05/15/2033	4,950	5,184
Series A, Rev., 5.00%, 05/15/2043	8,000	8,104
Series A, Rev., 5.00%, 06/01/2053 (z)	15,000	15,981
Series A, Rev., 5.00%, 05/01/2054 (z)	15,925	17,237
Series A, Rev., 5.00%, 06/01/2055 (z)	20,255	22,035
Series A, Rev., 5.50%, 09/15/2028	1,000	1,064
Series B, Rev., 5.00%, 06/01/2028	2,500	2,611

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Series B, Rev., 5.00%, 06/01/2029	1,500	1,577
Series B, Rev., 5.00%, 12/01/2052 (z)	5,000	5,297
Series B, Rev., 5.00%, 07/01/2053 (z)	6,910	7,435
Series B, Rev., 5.00%, 12/01/2054 (z)	11,185	12,179
Series B, Rev., 5.00%, 12/01/2055 (z)	5,000	5,430
Series C, Rev., 4.00%, 03/01/2050 (z)	6,350	6,403
Series C, Rev., 4.00%, 05/01/2052 (z)	15,310	15,684
Series C, Rev., 5.00%, 09/01/2053 (z)	8,165	8,759
Series D, Rev., 5.00%, 05/01/2054 (z)	9,500	10,177
Series E1, Rev., 5.00%, 12/01/2053 (z)	3,000	3,232
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	30,600	30,786
Main Street Natural Gas, Inc.
Series D, Rev., 5.00%, 04/01/2054 (z)	26,545	28,733
Series E, Rev., 5.00%, 05/01/2055 (z)	25,990	28,412
Metropolitan Atlanta Rapid Transit Authority, Rev., 5.00%, 07/01/2036	8,500	9,674
Metropolitan Atlanta Rapid Transit Authority, Sustainable Bond
Series A, Rev., 5.00%, 07/01/2043	3,000	3,227
Series A, Rev., 5.00%, 07/01/2044	3,000	3,210
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects, Rev., 4.00%, 06/15/2037	500	502
Municipal Electric Authority of Georgia
Rev., 5.00%, 01/01/2029	1,000	1,075
Rev., 5.00%, 01/01/2049	2,800	2,792
Rev., 5.00%, 01/01/2059	3,855	3,790
Municipal Electric Authority of Georgia, Combined Cycle Project
Series A, Rev., 5.00%, 11/01/2027	250	263
Series A, Rev., 5.00%, 11/01/2029	250	273
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,128
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Rev., 5.00%, 01/01/2059	3,000	2,987
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series A, Rev., 5.00%, 07/01/2033	1,610	1,803
Series A, Rev., 5.00%, 07/01/2035	1,300	1,432
Series A, Rev., 5.00%, 07/01/2036	2,795	3,047
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project
Rev., 4.00%, 01/01/2036	330	335
Rev., 4.00%, 01/01/2041	1,000	972
Rev., 5.00%, 07/01/2027	500	523
Rev., 5.00%, 01/01/2039	1,310	1,336
Rev., BAM, 5.00%, 01/01/2049	13,455	13,481
Rev., 5.00%, 07/01/2053	3,675	3,734
Rev., 5.00%, 07/01/2055	4,615	4,635
Rev., 5.00%, 01/01/2056	1,350	1,346
Rev., 5.50%, 07/01/2063	2,500	2,570
Municipal Electric Authority of Georgia, Power Revenue
Series HH, Rev., 5.00%, 01/01/2033	1,000	1,041
Series HH, Rev., 5.00%, 01/01/2034	1,000	1,039
Municipal Electric Authority of Georgia, Project One Subordinated
Rev., 5.00%, 01/01/2029	1,110	1,193
Rev., 5.00%, 01/01/2037	1,250	1,330

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Municipal Electric Authority of Georgia, Project One, Subordinated, Series B, Rev., 4.00%, 01/01/2039	1,400	1,382
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,122
Municipal Electric Authority of Georgia, Subordinate Project One
Series A, Rev., 5.00%, 01/01/2030	705	770
Series A, Rev., 5.00%, 01/01/2031	1,715	1,899
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health
Rev., 5.00%, 04/01/2036	325	355
Rev., 5.00%, 04/01/2038	500	537
Private Colleges & Universities Authority
Series A, Rev., 5.00%, 09/01/2033	1,605	1,842
Series A, Rev., 5.25%, 09/01/2043	2,495	2,728
Private Colleges & Universities Authority, Emory University
Series B, Rev., 4.00%, 10/01/2038	13,500	13,506
Series B, Rev., 4.00%, 09/01/2039	1,420	1,419
Private Colleges & Universities Authority, Savannah College of Art And Design
Rev., 4.00%, 04/01/2038	1,400	1,404
Rev., 5.00%, 04/01/2027	400	413
Savannah-Georgia Convention Center Authority, Convention Center Hotel First, Rev., 5.25%, 06/01/2061	1,465	1,456
Savannah-Georgia Convention Center Authority, Convention Center Hotel Second
Rev., 5.50%, 06/01/2040 (e)	5,935	5,943
Rev., 6.25%, 06/01/2061 (e)	2,400	2,402
Savannah-Georgia Convention Center Authority, Convention Center Hotel Third, Rev., 5.50%, 06/01/2050	1,220	1,292
State of Georgia, Series E, GO, 5.00%, 12/01/2027	1,570	1,619
State of Georgia, Bidding Group 1, Series A, GO, 5.00%, 07/01/2033	2,000	2,250
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	779
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,193
The Development Authority of Burke County, Georgia Power Company Plant Vogtle Project, Rev., 2.90%, 12/01/2049 (z)	3,515	3,517

		514,247

Guam — 0.1%
Antonio B. Won Pat International Airport Authority
Rev., AMT, 5.00%, 10/01/2031	250	267
Rev., AMT, 5.25%, 10/01/2035	550	593
Antonio B. Won Pat International Airport Authority, Rev., AMT, 5.25%, 10/01/2030	750	805
Territory of Guam
Series F, Rev., 4.00%, 01/01/2042	1,000	929
Series G, Rev., 5.00%, 01/01/2034	1,000	1,101
Series G, Rev., 5.00%, 01/01/2035	875	960
Series G, Rev., 5.00%, 01/01/2036	1,000	1,084
Series G, Rev., 5.25%, 01/01/2038	2,000	2,166
Series G, Rev., 5.25%, 01/01/2039	900	967

		8,872

Hawaii — 0.5%
City & County Honolulu HI Wastewater System Revenue
Rev., 5.00%, 07/01/2032	290	333
Rev., 5.00%, 07/01/2039	1,470	1,631
Rev., 5.00%, 07/01/2041	2,945	3,207
Rev., 5.25%, 07/01/2054	6,900	7,308

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Hawaii — continued
City & County Honolulu Wastewater System Revenue, Green Bonds Senior Lien, Rev., 5.00%, 07/01/2040	540	588
City & County Honolulu Wastewater System Revenue, Senior First Bond Resolution, Series A, Rev., 5.00%, 07/01/2035	2,110	2,202
City & County of Honolulu
Series A, GO, 5.00%, 10/01/2025 (p)	15	15
Series A, GO, 5.00%, 09/01/2027	30	31
Series C, GO, 5.00%, 10/01/2028	1,450	1,562
Series C, GO, 5.00%, 10/01/2029	1,000	1,099
City & County of Honolulu Wastewater System Revenue Bonds, Junior Second Bond Resolution, Rev., 5.00%, 07/01/2034	1,000	1,165
City & County of Honolulu, Rail Transit Project
GO, 3.00%, 07/01/2032	430	428
GO, 3.00%, 07/01/2035	1,000	950
State of Hawaii
Series FG, GO, 4.00%, 10/01/2032	2,000	2,017
Series FG, GO, 4.00%, 10/01/2033	3,000	3,022
State of Hawaii Airports System Revenue
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,563
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,692
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,134
Series A, Rev., AMT, 5.00%, 07/01/2035	1,000	1,031
Series A, Rev., AMT, 5.00%, 07/01/2051	1,905	1,929
Series A, Rev., AMT, 5.25%, 07/01/2051	8,630	9,037
Series B, Rev., 5.00%, 07/01/2026	625	636
Series C, Rev., AMT, 5.00%, 07/01/2040	1,000	1,068
State of Hawaii Department of Budget & Finance
Rev., 3.20%, 07/01/2039	11,685	10,130
Rev., 5.00%, 07/01/2034 (e)	1,350	1,368
State of Hawaii Harbor System Revenue
Series A, Rev., AMT, 4.00%, 07/01/2031	250	257
Series A, Rev., AMT, 4.00%, 07/01/2032	500	512
Series A, Rev., AMT, 4.00%, 07/01/2033	750	764
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,601
Series A, Rev., AMT, 5.00%, 07/01/2027	250	259
Series A, Rev., AMT, 5.00%, 07/01/2028	500	527
Series A, Rev., AMT, 5.00%, 07/01/2029	250	268
Series C, Rev., 4.00%, 07/01/2032	200	209
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,081
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,115

		64,739

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group
Rev., 4.00%, 12/01/2043	4,460	4,176
Series A, Rev., 5.00%, 12/01/2047	1,715	1,723
Idaho Housing & Finance Association
Series A, Rev., 5.00%, 08/15/2034	1,130	1,298
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	3,600	3,982
Idaho Housing & Finance Association, Garvee
Series A, Rev., 4.00%, 07/15/2039	1,440	1,428
Series A, Rev., 5.00%, 07/15/2030	1,250	1,384

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Idaho — continued
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	182
Idaho Housing and Finance Association, Series C, Rev., GNMA/FNMA/FHLMC, 5.15%, 07/01/2045	1,500	1,555
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment, 6.25%, 09/01/2053 (e)	1,120	1,139

		16,867

Illinois — 5.8%
Chicago Board of Education
GO, 5.00%, 12/01/2032	600	615
Series A, GO, 5.00%, 12/01/2026	10	10
Series A, GO, 5.00%, 12/01/2041	1,000	958
Series A, GO, 5.00%, 12/01/2042	10,000	9,430
Series D, GO, 5.00%, 12/01/2046	7,500	6,795
Chicago Board of Education Dedicated Capital Improvement Tax
Rev., 5.25%, 04/01/2039	3,125	3,279
Rev., 5.75%, 04/01/2048	4,000	4,159
Chicago Board of Education, Capital Appreciation School Reform
Series A, GO, NATL, Zero Coupon, 12/01/2025	255	253
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,220	1,047
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	446
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	949
Chicago Board of Education, Dedicated
Series H, GO, 5.00%, 12/01/2036	2,000	1,982
Series H, GO, 5.00%, 12/01/2046	1,000	906
Chicago Midway International Airport, Series B, Rev., 5.00%, 01/01/2046	10,000	10,004
Chicago Midway International Airport, Senior
Series C, Rev., AMT, 5.00%, 01/01/2028	2,825	2,948
Series C, Rev., AMT, 5.00%, 01/01/2034	6,000	6,600
Series C, Rev., AMT, 5.00%, 01/01/2040	2,610	2,697
Chicago Midway International Airport, Senior Lien
Series A, Rev., BAM, AMT, 5.00%, 01/01/2033	2,400	2,656
Series A, Rev., AMT, 5.00%, 01/01/2034	1,660	1,826
Chicago O’Hare International Airport
Rev., 5.00%, 01/01/2052	4,030	4,039
Rev., 5.25%, 01/01/2053	5,000	5,226
Series C, Rev., AMT, 5.00%, 01/01/2032	4,000	4,403
Series C, Rev., AMT, 5.00%, 01/01/2036	1,500	1,649
Series D, Rev., 5.25%, 01/01/2042	6,670	6,752
Chicago O’Hare International Airport, General Senior Lien, Series B, Rev., 5.00%, 01/01/2053	4,895	4,920
Chicago O’Hare International Airport, Senior Lien
Series A, Rev., 4.00%, 01/01/2035	3,500	3,545
Series A, Rev., 5.00%, 01/01/2035	6,000	6,423
Series A, Rev., AMT, 5.00%, 01/01/2039	2,000	2,041
Series A, Rev., AMT, 5.00%, 01/01/2053	3,000	2,966
Series F, Rev., BAM, 4.25%, 01/01/2047	2,180	2,060
Chicago O’Hare International Airport, Senior Lien Customer Facility, Rev., BAM, 5.25%, 01/01/2042	1,465	1,554
Chicago O’Hare International Airport, Trips Obligated Group, Rev., AMT, 5.00%, 07/01/2048	3,000	2,945
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,053

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Chicago Transit Authority Sales Tax Receipts Fund
Rev., 5.00%, 12/01/2046	4,780	4,793
Series A, Rev., 5.00%, 12/01/2037	2,000	2,220
Series A, Rev., 5.00%, 12/01/2045	6,500	6,619
Series A, Rev., BAM, 5.00%, 12/01/2046	4,500	4,664
Chicago Transit Authority Sales Tax Receipts Fund, Rev., Series A, Rev., 5.00%, 12/01/2049	5,000	5,101
Chicago Transit Authority Sales Tax Receipts Fund, Second Lien
Rev., 5.00%, 12/01/2051	4,750	4,756
Series A, Rev., 4.00%, 12/01/2049	4,000	3,520
Series A, Rev., 5.00%, 12/01/2055	2,000	2,011
City of Aurora Waterworks & Sewerage Revenue, Series B, Rev., 4.00%, 12/01/2034	1,565	1,565
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,007
City of Chicago
Series A, GO, 5.00%, 01/01/2027	5,500	5,592
Series A, GO, 5.00%, 01/01/2034	4,500	4,657
Series A, GO, 5.50%, 01/01/2049	6,325	6,248
Series A, GO, 6.00%, 01/01/2050	2,000	2,082
Series B, GO, 4.00%, 01/01/2038 (e)	521	472
Series B, GO, 5.00%, 01/01/2029	1,000	1,043
Series B, GO, 5.00%, 01/01/2034	3,555	3,784
Series C, GO, Zero Coupon, 01/01/2027 (p)	500	482
Series C, GO, 5.00%, 01/01/2028	1,450	1,455
Series E, GO, 6.00%, 01/01/2045	1,500	1,590
City of Chicago IL Wastewater Transmission Revenue
Rev., 5.00%, 01/01/2036	1,000	1,089
Rev., BAM, 5.00%, 01/01/2041	1,000	1,060
Rev., BAM, 5.00%, 01/01/2042	785	826
Rev., BAM, 5.00%, 01/01/2043	1,125	1,174
Rev., 5.25%, 01/01/2058	1,910	1,978
City of Chicago IL Waterworks Revenue
Rev., 5.00%, 11/01/2031	665	743
Rev., 5.00%, 11/01/2037	1,000	1,072
City of Chicago Special Assessment Revenue, Lakeshore East Project
Special Assessment, 2.69%, 12/01/2026 (e)	210	207
Special Assessment, 3.04%, 12/01/2028 (e)	270	262
City of Chicago Wastewater Transmission Revenue, Second Lien
Series A, Rev., 5.25%, 01/01/2042	2,300	2,325
Series B, Rev., 5.00%, 01/01/2037	1,050	1,135
Series B, Rev., 5.00%, 01/01/2039	2,000	2,127
City of Chicago Wastewater Transmission Revenue, Second Lien Wastewater Transmission Revenue Bonds, Rev., BAM, 5.00%, 01/01/2044	1,500	1,557
City of Chicago Waterworks Revenue, Second Lien
Series 2017-2, Rev., 5.00%, 11/01/2038	3,500	3,567
Series B, Rev., 5.00%, 11/01/2032	1,000	1,118
Series B, Rev., 5.00%, 11/01/2038	1,000	1,063
Series B, Rev., 5.00%, 11/01/2039	1,000	1,058
City of Chicago, Chicago Recovery Plan, Series A, GO, 5.00%, 01/01/2044	9,415	9,066
City of Chicago, Chicago Works
Series A, GO, 5.50%, 01/01/2039	1,180	1,208
Series A, GO, 5.50%, 01/01/2040	1,000	1,020

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Series A, GO, 5.50%, 01/01/2041	1,000	1,010
Series A, GO, 5.50%, 01/01/2043	1,500	1,504
City of Chicago, Wastewater Transmission Revenue, Second Lien
Series A, Rev., 5.25%, 01/01/2048	5,000	5,216
Series B, Rev., 5.00%, 01/01/2027	1,000	1,030
Series B, Rev., 5.00%, 01/01/2029	300	322
Series B, Rev., 5.00%, 01/01/2038	1,940	2,079
City of Chicago, Waterworks Revenue, Second Lien
Series A, Rev., 5.25%, 11/01/2048	1,500	1,562
Series B, Rev., 4.00%, 11/01/2040	4,320	4,245
Series B, Rev., 5.00%, 11/01/2028	300	321
Series B, Rev., 5.00%, 11/01/2031	400	448
Series B, Rev., 5.00%, 11/01/2033	2,350	2,603
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,813
Cook County Community College District No. 508, City Colleges of Chicago
GO, BAM, 5.00%, 12/01/2041	3,000	3,096
GO, BAM, 5.00%, 12/01/2042	2,000	2,047
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,121
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	1,944
Cook County School District No. 87 Berkeley, GO, 3.00%, 12/01/2034	1,500	1,423
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,046
County of Cook
Series A, GO, 5.00%, 11/15/2025	960	963
Series A, GO, 5.00%, 11/15/2026	4,900	5,032
Series A, GO, 5.00%, 11/15/2033	250	282
County of Cook IL Sales Tax Revenue, Rev., 5.00%, 11/15/2031	2,000	2,242
County of Cook Sales Tax Revenue
Rev., 4.00%, 11/15/2037	3,500	3,505
Rev., 4.00%, 11/15/2038	1,545	1,519
Series A, Rev., 4.00%, 11/15/2039	2,000	1,929
Series A, Rev., 4.00%, 11/15/2040	5,250	4,976
Series A, Rev., 5.00%, 11/15/2025	690	692
Series A, Rev., 5.25%, 11/15/2045	2,500	2,612
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,314
County of Will, GO, 4.00%, 11/15/2047	7,000	6,383
Du Page & Will Counties Community School District No. 204 Indian Prairie, GO, 5.00%, 01/15/2045	5,000	5,203
Illinois Development Finance Authority, Rev., AMT, 4.25%, 11/01/2044 (z)	4,000	4,001
Illinois Finance Authority
Rev., AMT, 4.80%, 12/01/2043 (e) (z)	14,225	14,601
Rev., 5.00%, 04/01/2036	3,000	3,353
Rev., 5.00%, 07/01/2042	750	808
Rev., 5.25%, 04/01/2038	3,250	3,624
Rev., 5.25%, 04/01/2040	1,660	1,729
Rev., 5.25%, 04/01/2043	1,200	1,220
Series A, Rev., 4.00%, 07/15/2036	710	720
Series A, Rev., 4.00%, 07/15/2039	3,000	2,902
Series A, Rev., 5.00%, 11/15/2038	2,000	2,000
Series B2, Rev., 5.00%, 05/15/2050 (z)	2,550	2,577
Series B, Rev., 5.00%, 07/01/2034	2,170	2,512
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	422

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	1,730	1,765
Illinois Finance Authority, Ann & Robert H. Lurie Child, Rev., 4.00%, 08/15/2037	500	495
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	1,610	1,646
Illinois Finance Authority, Carle Foundation, Series A, Rev., 5.00%, 02/15/2045	20,775	20,802
Illinois Finance Authority, CenterPoint Intermodal Center, Rev., AMT, 4.13%, 12/01/2043 (e) (z)	15,000	14,869
Illinois Finance Authority, DePaul College Prep Foundation, Rev., 5.50%, 08/01/2043 (e)	1,360	1,409
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,165
Illinois Finance Authority, Green Bonds
Rev., 4.00%, 01/01/2033	8,190	8,498
Rev., 4.00%, 07/01/2040	1,500	1,472
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery
Rev., 4.00%, 10/01/2040	1,750	1,616
Rev., 5.00%, 10/01/2032	750	793
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	106
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	3,080	3,092
Illinois Finance Authority, Mercy Health System Corporation, Rev., 5.00%, 12/01/2046	4,000	4,004
Illinois Finance Authority, Midwestern University Foundation, Rev., 4.25%, 07/01/2041	690	691
Illinois Finance Authority, Northshore University Health System
Rev., 4.00%, 08/15/2037	1,000	977
Rev., 5.00%, 08/15/2035	750	808
Illinois Finance Authority, Northwestern Memorial HealthCare, Rev., 4.00%, 07/15/2047	14,000	12,624
Illinois Finance Authority, OSF Healthcare System
Rev., 4.00%, 05/15/2050	1,000	847
Series A, Rev., 5.00%, 11/15/2045	10,900	10,902
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	376
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 3.59%, 05/01/2042 (aa)	180	179
Illinois Finance Authority, Rush University Medical Center, Series A, Rev., 4.00%, 11/15/2039	1,320	1,249
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,185
Illinois Finance Authority, State Clean Water Initiative, Rev., 4.00%, 07/01/2026	2,100	2,106
Illinois Finance Authority, Swedish Covenant Hospital, Rev., 5.00%, 08/15/2032 (p)	4,000	4,085
Illinois Finance Authority, The Carle Foundation
Series A, Rev., 3.00%, 08/15/2048	2,850	2,193
Series A, Rev., 4.00%, 08/15/2038	1,615	1,567
Series A, Rev., 5.00%, 08/15/2031	2,530	2,834
Series B, Rev., 5.00%, 08/15/2053 (z)	285	313
Illinois Finance Authority, UChicago Medicine
Rev., 5.00%, 08/15/2052 (z)	875	905
Series A, Rev., 5.00%, 08/15/2047	28,845	29,408
Illinois Finance Authority, University Chicago Medical Center, Rev., VRDO, LOC: TD Bank NA, 3.85%, 10/01/2025 (z)	6,930	6,930
Illinois Finance Authority, University of Chicago
Series A, Rev., 5.00%, 10/01/2034	1,750	2,000
Series A, Rev., 5.00%, 10/01/2035	1,400	1,600
Series A, Rev., 5.25%, 05/15/2048	2,000	2,088
Illinois Housing Development Authority
Series C, Rev., FHA, 0.80%, 07/01/2026	270	264
Series D, Rev., GNMA/FNMA/FHLMC, 3.75%, 04/01/2050	845	848

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Housing Development Authority, 6900 Crandon, Rev., FHA HUD, 5.00%, 02/01/2027 (z)	1,700	1,711
Illinois Housing Development Authority, Social Bonds
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	2,505	2,478
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	270	267
Series H, Rev., GNMA FNMA FHLMC COLL, 5.75%, 10/01/2053	605	648
Illinois Housing Development Authority, South Shore HHDC, Rev., HUD, 5.00%, 02/01/2027 (z)	1,520	1,530
Illinois Housing Development Authority, Sustainable Bond
Series A, Rev., VRDO, FHA, 2.92%, 10/07/2025 (z)	4,000	4,000
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2054	755	818
Illinois Housing Development Authority, Sustainable Bonds
Series C, Rev., GNMA/FNMA/FHLMC, 4.85%, 04/01/2049	4,885	4,938
Series I, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2055	4,700	5,235
Series N, Rev., GNMA/FNMA/FHLMC, 6.25%, 04/01/2054	9,085	9,895
Illinois Municipal Electric Agency, Series A, Rev., 5.00%, 02/01/2035	10,000	11,376
Illinois Sports Facilities Authority (The), State Tax Supported
Rev., 5.00%, 06/15/2030	500	531
Rev., 5.25%, 06/15/2031	225	225
Rev., 5.25%, 06/15/2032	5,000	5,010
Illinois State Toll Highway Authority
Series A, Rev., 4.00%, 01/01/2044	1,000	934
Series A, Rev., 4.00%, 01/01/2046	14,950	13,723
Series A, Rev., 5.00%, 01/01/2028	100	106
Series A, Rev., 5.00%, 01/01/2040	4,500	4,502
Series A, Rev., 5.00%, 01/01/2043	4,000	4,170
Series A, Rev., 5.00%, 01/01/2044	6,580	6,707
Series B, Rev., 5.00%, 01/01/2029	100	101
Series B, Rev., 5.00%, 01/01/2040	8,480	8,497
Series C, Rev., 5.00%, 01/01/2039	6,750	6,752
Illinois State Toll Highway Authority, Senior
Series A, Rev., 5.00%, 01/01/2029	800	863
Series A, Rev., 5.00%, 12/01/2031	5,115	5,139
Series A, Rev., 5.00%, 01/01/2036	1,300	1,465
Series A, Rev., 5.00%, 01/01/2037	800	893
Series A, Rev., 5.25%, 01/01/2043	2,315	2,483
Series B, Rev., 5.00%, 01/01/2028	4,000	4,223
Series B, Rev., 5.00%, 01/01/2041	2,190	2,202
Illinois State Toll Highway Authority, Toll Highway Revenue
Series A, Rev., 5.00%, 01/01/2036	1,000	1,083
Series A, Rev., 5.00%, 01/01/2037	1,555	1,675
Kane & DuPage Counties Community Unit School District No. 303 St Charles
GO, 4.00%, 01/01/2041	2,110	2,073
GO, 4.00%, 01/01/2042	2,210	2,146
Macon County School District No. 61 Decatur, Series A, GO, 4.00%, 12/01/2036	5,000	5,005
Macon County, School District No. 61 Decatur
GO, 4.00%, 01/01/2040	1,420	1,421
GO, 4.00%, 01/01/2045	3,000	2,809
Metropolitan Pier & Exposition Authority
Rev., NATL, Zero Coupon, 12/15/2034	500	353
Rev., 5.00%, 12/15/2036	540	585
Rev., 5.00%, 12/15/2037	1,090	1,171

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	5,645	5,714
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick
Rev., NATL, Zero Coupon, 12/15/2035	500	335
Rev., NATL, Zero Coupon, 06/15/2036	6,000	3,907
Rev., NATL, Zero Coupon, 06/15/2037	500	307
Rev., Zero Coupon, 06/15/2044	500	204
Series B, Rev., Zero Coupon, 06/15/2027	4,310	4,094
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick Place Expansion
Rev., NATL, Zero Coupon, 06/15/2031	1,500	1,240
Rev., NATL, Zero Coupon, 12/15/2031	5,000	4,049
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick Project, Rev., NATL, Zero Coupon, 06/15/2028	4,250	3,904
Metropolitan Pier & Exposition Authority, McCormick Expansion Project, Series B, Rev., 5.00%, 12/15/2027	125	125
Metropolitan Pier & Exposition Authority, McCormick Place
Rev., Zero Coupon, 06/15/2037	1,175	719
Rev., Zero Coupon, 06/15/2041	1,750	833
Metropolitan Pier & Exposition Authority, McCormick Place Expansion
Rev., Zero Coupon, 12/15/2035	3,200	2,127
Rev., 4.00%, 12/15/2042	1,000	918
Rev., 4.00%, 06/15/2050	1,000	850
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Rev., 5.00%, 06/15/2057	1,760	1,714
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series C, GO, 5.00%, 12/01/2045	3,000	3,001
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,089
Monroe & St Clair Counties Community Unit School District No. 4 Columbia/IL, GO, 5.50%, 07/01/2040	2,175	2,176
Northeastern Illinois University, Capital Improvement Projects
COP, BAM, 5.00%, 07/01/2027	1,195	1,233
COP, BAM, 5.00%, 07/01/2029	1,075	1,149
COP, BAM, 5.00%, 07/01/2034	1,310	1,436
COP, BAM, 5.00%, 07/01/2035	1,035	1,127
COP, BAM, 5.50%, 07/01/2040	1,150	1,239
Northern Illinois University, Auxiliary Facilities Systems Revenue Bonds, Rev., BAM, 4.00%, 10/01/2041	825	792
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,022
Northern Illinois University, Sustainable Bond
COP, BAM, 4.25%, 04/01/2044	1,000	923
COP, BAM, 5.50%, 04/01/2049	1,250	1,306
Sales Tax Securitization Corp., Series A, Rev., 5.00%, 01/01/2048	2,000	2,009
Sales Tax Securitization Corp., Second Lien
Series A, Rev., 4.00%, 01/01/2039	3,000	2,933
Series A, Rev., 5.00%, 01/01/2036	5,000	5,631
Series A, Rev., BAM, 5.00%, 01/01/2037	750	790
Series A, Rev., 5.00%, 01/01/2037	3,370	3,752
Series C, Rev., 5.00%, 01/01/2029	850	913
Series C, Rev., 5.00%, 01/01/2032	1,400	1,570

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,232
State of Illinois
GO, 4.00%, 06/01/2032	1,980	1,986
GO, 4.00%, 06/01/2034	4,485	4,489
GO, 4.00%, 06/01/2035	1,000	1,000
GO, 4.00%, 06/01/2036	485	483
GO, 5.00%, 01/01/2028	6,810	6,848
GO, 5.00%, 02/01/2028	1,050	1,081
GO, 5.00%, 01/01/2029	2,085	2,096
GO, 5.00%, 02/01/2029	1,450	1,511
GO, 5.00%, 02/01/2030	1,460	1,592
GO, 5.00%, 05/01/2041	850	893
GO, 5.50%, 05/01/2030	2,000	2,159
Series A, GO, 4.00%, 03/01/2041	250	232
Series A, GO, 5.00%, 11/01/2026	1,360	1,394
Series A, GO, 5.00%, 03/01/2027	855	883
Series A, GO, 5.00%, 03/01/2028	1,500	1,581
Series A, GO, 5.00%, 03/01/2030	1,000	1,092
Series A, GO, 5.00%, 03/01/2046	1,000	1,014
Series A, GO, 5.50%, 03/01/2042	1,500	1,597
Series A, GO, 5.50%, 03/01/2047	2,690	2,814
Series B, GO, 4.00%, 10/01/2033	2,000	2,036
Series B, GO, 5.00%, 10/01/2029	1,000	1,084
Series B, GO, 5.00%, 10/01/2031	5,000	5,473
Series B, GO, 5.50%, 05/01/2039	250	265
Series B, GO, 5.50%, 05/01/2047	2,500	2,616
Series C, GO, 4.00%, 10/01/2037	2,000	1,951
Series C, GO, 5.00%, 11/01/2029	4,200	4,389
Series C, GO, 5.25%, 10/01/2047	3,000	3,088
Series D, GO, 5.00%, 11/01/2026	1,980	2,029
Series D, GO, 5.00%, 11/01/2027	6,080	6,359
Series D, GO, 5.00%, 11/01/2028	2,500	2,612
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,353
State of Illinois Sales Tax Revenue, Junior Obligation
Series A, Rev., BAM, 4.00%, 06/15/2026	505	509
Series A, Rev., BAM, 4.00%, 06/15/2031	1,500	1,587
Series B, Rev., 5.00%, 06/15/2040	5,000	5,370
State of Illinois, Build America Bonds
GO, 6.90%, 03/01/2035	1,000	1,099
GO, 7.35%, 07/01/2035	2,857	3,115
State of Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/01/2039	1,500	1,418
University of Illinois Auxiliary Facilities System, Rev., 5.25%, 04/01/2041	4,390	4,783
University of Illinois, Auxiliary Facility, Series A, Rev., 4.00%, 04/01/2036	4,730	4,737
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	10,289
Will County Community High School District No. 210 Lincoln-Way, GO, BAM, 4.00%, 01/01/2037	13,775	13,946
Will County Community Unit School District No. 209-U Wilmington, GO, 5.50%, 02/01/2038	1,195	1,279

		786,352

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — 1.4%
City of Carmel IN Waterworks Revenue, Rev., BAM, 5.25%, 05/01/2051	1,375	1,420
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	947
City of Valparaiso, Pratt Paper (In) LLC, Rev., AMT, 4.88%, 01/01/2044 (e)	3,000	2,980
City of Whiting, BP Products North America
Rev., AMT, 4.40%, 11/01/2045 (z)	6,000	6,397
Rev., AMT, 4.40%, 03/01/2046 (z)	4,500	4,798
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	964
Indiana Finance Authority
Rev., 5.00%, 02/01/2041	725	784
Rev., 5.00%, 08/15/2051	2,500	2,513
Rev., 5.00%, 10/01/2063 (z)	3,250	3,621
Rev., 5.00%, 10/01/2064 (z)	3,000	3,236
Rev., 5.25%, 10/01/2044	5,000	5,378
Series E, Rev., 5.00%, 10/01/2035	5,000	5,748
Series E, Rev., 5.00%, 10/01/2038	6,000	6,598
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,370
Indiana Finance Authority, Community Foundation of Northwest Industry, Rev., 5.00%, 09/01/2036	1,000	1,013
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	7,827
Indiana Finance Authority, Duke Energy Indian, Rev., AMT, 4.50%, 05/01/2035 (z)	3,305	3,345
Indiana Finance Authority, First Lien, Series A, Rev., 5.00%, 10/01/2025	1,625	1,625
Indiana Finance Authority, First Lien CWA Authority Project
Rev., 5.00%, 10/01/2033	1,250	1,444
Rev., 5.00%, 10/01/2034	955	1,112
Rev., 5.00%, 10/01/2035	1,250	1,428
Rev., 5.00%, 10/01/2040	1,250	1,354
Rev., 5.00%, 10/01/2041	500	537
Indiana Finance Authority, Green Bonds CWA Authority Project, Rev., 4.00%, 10/01/2037	1,440	1,453
Indiana Finance Authority, IN University Health Obligation Group, Rev., 4.00%, 12/01/2040	7,000	6,835
Indiana Finance Authority, Indiana University Health, Series A, Rev., 5.00%, 10/01/2053	3,000	3,076
Indiana Finance Authority, Indianapolis Power
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,806
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,932
Indiana Finance Authority, Margaret Mary Health
Rev., 5.50%, 03/01/2044	2,650	2,760
Rev., 5.75%, 03/01/2054	4,050	4,222
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	4,788
Indiana Finance Authority, Ohio Valley Electric Corp., Rev., 3.00%, 11/01/2030	1,230	1,203
Indiana Finance Authority, Ohio Valley Electric Corp. Project
Series A, Rev., 4.25%, 11/01/2030	2,000	2,048
Series B, Rev., 2.50%, 11/01/2030	1,000	953
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2035	3,000	3,283
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	145
Indiana Finance Authority, University of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,184
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	978
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,218
Indiana Health & Educational Facilities Financing Authority, Rev., 4.00%, 11/15/2046	3,400	3,104
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	455	450

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indiana Housing & Community Development Authority, Social Bonds
Series A1, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 07/01/2053	215	228
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	710	699
Series C1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	35	35
Indiana Housing & Community Development Authority, Sustainable Bond, Series A1, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	4,000	3,982
Indiana Housing & Community Development Authority, Sustainable Bonds, Series B1, Rev., GNMA/FNMA/FHLMC, 4.90%, 07/01/2045	2,265	2,326
Indiana Municipal Power Agency
Series A, Rev., 5.00%, 01/01/2029	400	431
Series A, Rev., 5.00%, 01/01/2042	8,435	8,491
Indiana University, Rev., 5.00%, 06/01/2034	2,665	3,081
Indianapolis Local Public Improvement Bond Bank
Rev., AMT, 5.00%, 01/01/2033	3,750	4,150
Series A, Rev., 3.84%, 02/01/2054	1,000	904
Series A, Rev., 4.00%, 06/01/2036	5,000	5,123
Series A, Rev., 4.00%, 06/01/2041	9,000	8,734
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	203
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	3,037
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority
Rev., AMT, 5.00%, 01/01/2029	4,245	4,515
Rev., AMT, 5.00%, 01/01/2031	3,500	3,840
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	10,013
Indianapolis Local Public Improvement Bond Bank, Senior, Convention Center Hotel
Rev., 5.50%, 03/01/2038	2,150	2,297
Rev., 6.00%, 03/01/2053	2,050	2,126
Northern Indiana Commuter Transportation District, Rev., 5.25%, 01/01/2049	1,500	1,589
Northwestern School Building Corp.
Rev., 6.00%, 07/15/2040	700	775
Rev., 6.00%, 07/15/2041	900	989
Purdue University
Series A, Rev., 5.00%, 07/01/2027	1,500	1,567
Series A, Rev., 5.00%, 07/01/2036	405	462
Westfield-Washington Multi-School Building Corp., Series A, Rev., BAM, 5.25%, 07/15/2043	1,550	1,656

		187,130

Iowa — 0.5%
Iowa Finance Authority
Rev., VRDO, GNMA/FNMA/FHLMC, 2.90%, 10/07/2025 (z)	2,000	2,000
Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2039	3,545	3,518
Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	5,665	5,640
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	200	200
Iowa Finance Authority, Ahepa 192, IV Apartments Project, Rev., HUD, 5.00%, 11/01/2026 (z)	3,040	3,044
Iowa Finance Authority, Alcoa, Inc. Project, Rev., 4.75%, 08/01/2042	13,000	12,854
Iowa Finance Authority, Iowa Fertilizer Company Project
Rev., 4.00%, 12/01/2050 (p) (z)	5,905	6,412
Rev., 5.00%, 12/01/2050 (p)	5,255	6,047
Iowa Finance Authority, Lifespace Communities, Inc., Rev., 5.00%, 05/15/2044	3,000	2,886

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Iowa — continued
Iowa Finance Authority, Social Bond, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,455	1,433
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	1,160	1,146
Iowa Finance Authority, Sustainable Bond Mortgage Backed, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	2,000	1,991
Iowa Finance Authority, Sustainable Bond Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2045	1,220	1,223
Iowa Student Loan Liquidity Corp., Series B, Rev., AMT, 5.00%, 12/01/2030	1,000	1,064
Iowa Student Loan Liquidity Corp., Senior, Series B, Rev., AMT, 4.50%, 12/01/2045	2,905	2,929
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	1,830	1,862
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,625
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,511

		63,385

Kansas — 0.2%
Butler County Unified School District No. 385 Andover, Refunding and School Building, GO, 5.00%, 09/01/2032 (p)	1,000	1,050
City of Lawrence KS, Rev., 4.00%, 07/01/2036	1,500	1,492
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	922
City of Wichita KS, Rev., 5.25%, 05/15/2039	2,460	2,404
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 4.00%, 10/01/2043	2,000	1,947
Kansas Development Finance Authority, Multifamily Housing Revenue Bonds, Series F, Rev., 2.95%, 09/01/2059 (z)	1,240	1,239
Kansas Development Finance Authority, Unrefunded, Rev., 5.00%, 11/15/2054 (z)	1,500	1,599
Riley County Unified School District No. 383 Manhattan-Ogden, Series A, GO, 5.00%, 09/01/2034 (p)	1,000	1,048
University of Kansas Hospital Authority, Improvement KU Health System, Rev., 5.00%, 09/01/2045	3,800	3,801
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	3,997
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,389
Wyandotte County Unified School District No. 203 Piper
Series A, GO, 5.00%, 09/01/2040	900	956
Series A, GO, 5.25%, 09/01/2052	1,000	1,042

		28,886

Kentucky — 1.6%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,625
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	7,598
County of Trimble, Kentucky Utilities Co., Rev., AMT, 4.70%, 06/01/2054 (z)	8,000	8,086
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	589
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	7,778
County of Trimble, Louisville Gas and Electric, Rev., AMT, 4.70%, 06/01/2054 (z)	6,665	6,737
County of Trimble, Louisville Gas and Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	4,500	4,206
County of Warren, Bowling Green Warren County, Rev., 5.25%, 04/01/2049	5,000	5,184
Fayette County School District, Series A, GO, BAM, 5.00%, 06/01/2042	10,000	10,679
Fayette County School District Finance Corp., Series A, Rev., 4.00%, 05/01/2038	3,000	2,969
Kenton County Airport Board, Rev., AMT, 5.00%, 01/01/2032	1,175	1,297
Kentucky Bond Development Corp., Baptist Healthcare System, Rev., 5.00%, 08/15/2055 (z)	1,650	1,819

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kentucky — continued
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	392
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Series B, Rev., 5.00%, 08/15/2041	9,550	9,689
Kentucky Economic Development Finance Authority, Commonspirit Health, Series A, Rev., 5.00%, 08/01/2044	3,500	3,530
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.
Series B, Rev., NATL, Zero Coupon, 10/01/2026	4,305	4,144
Series B, Rev., NATL, Zero Coupon, 10/01/2027	2,195	2,036
Kentucky Economic Development Finance Authority, Owensboro Health, Series A, Rev., 5.00%, 06/01/2045	1,000	992
Kentucky Economic Development Finance Authority, Senior Next Generation Information
Rev., 4.25%, 07/01/2035	2,645	2,645
Rev., 5.00%, 07/01/2040	5,000	5,001
Rev., 5.00%, 01/01/2045	3,295	3,296
Kentucky Higher Education Student Loan Corporation, Series A1, Rev., AMT, 4.75%, 06/01/2040	1,170	1,198
Kentucky Housing Corp.
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	1,050	1,151
Series A, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	2,285	2,546
Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,490	2,754
Kentucky Housing Corp., Beecher Terrace Phase IV, Rev., HUD, 5.00%, 09/01/2043 (z)	1,015	1,023
Kentucky Public Energy Authority
Rev., 5.00%, 01/01/2055 (z)	5,510	5,970
Series A1, Rev., 4.00%, 08/01/2052 (z)	2,570	2,629
Series A1, Rev., 5.25%, 04/01/2054 (z)	24,200	26,518
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 3.99%, 08/01/2052 (aa)	2,500	2,504
Series A, Rev., 5.00%, 05/01/2055 (z)	10,285	10,901
Series C, Rev., 4.00%, 02/01/2050 (z)	10,885	11,131
Kentucky State Property & Building Commission, Project No. 131, Series A, Rev., 5.00%, 10/01/2041	1,500	1,612
Kentucky State Property & Buildings Commission, Project No. 132, Series A, Rev., 5.00%, 04/01/2044	9,000	9,521
Kentucky State University, Kentucky State University Project
COP, BAM, 4.00%, 11/01/2033	145	152
COP, BAM, 4.00%, 11/01/2035	135	139
COP, BAM, 4.00%, 11/01/2036	155	158
COP, BAM, 4.00%, 11/01/2038	650	654
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,683
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	682
Louisville and Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2052	8,995	8,846
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	1,000	859
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,915
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	3,186

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kentucky — continued
Louisville-Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2033	2,000	2,030
Public Energy Authority of Kentucky, Series A, Rev., 5.25%, 06/01/2055 (z)	12,550	13,460
Rural Water Financing Agency, Public Projects Construction, Rev., 3.70%, 05/01/2027	4,000	3,974
University of Kentucky, Rev., 4.00%, 10/01/2036	5,000	5,008

		213,496

Louisiana — 1.0%
City of Lafayette, Utilities Revenue Electric Project, Rev., 5.00%, 11/01/2046	5,000	5,208
City of New Orleans LA, GO, 5.00%, 12/01/2039	2,000	2,143
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., 5.00%, 08/01/2027	1,400	1,462
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	4,226
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax, 5.25%, 07/15/2048	6,000	6,183
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	489
Louisiana Housing Corp., Series C, Rev., GNMA/FNMA/FHLMC, 6.25%, 06/01/2055	1,600	1,797
Louisiana Housing Corp., Home Ownership Program, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 06/01/2054	380	411
Louisiana Housing Corp., Social Bonds Home Ownership Project, Rev., GNMA/FNMA/FHLMC, 5.00%, 06/01/2052	945	981
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project
Rev., 2.00%, 06/01/2030	2,755	2,565
Rev., 2.50%, 04/01/2036	1,185	991
Louisiana Local Government Environmental Facilities & Community Development Authority, Subordinate, East Baton Rouge
Rev., 5.00%, 02/01/2036	640	696
Rev., 5.00%, 02/01/2041	1,560	1,627
Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Rev., 3.50%, 11/01/2032	3,685	3,599
Louisiana Public Facilities Authority
Rev., AMT, 5.50%, 09/01/2054	3,000	3,039
Rev., AMT, 5.75%, 09/01/2064	5,000	5,132
Louisiana Public Facilities Authority, Elementus Minerals LLC Project, Rev., AMT, 5.00%, 10/01/2043 (e) (z)	6,365	6,373
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge
Rev., AMT, 5.00%, 09/01/2066	3,830	3,636
Rev., AMT, 5.50%, 09/01/2059	3,000	3,027
Louisiana Public Facilities Authority, Loyola University Project
Rev., 4.00%, 10/01/2038	2,560	2,404
Rev., 5.25%, 10/01/2048	5,100	5,032
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 5.00%, 05/15/2042	1,000	1,005
Rev., 5.00%, 05/15/2047	805	805
Louisiana Public Facilities Authority, South Quad L3C Louisiana State University, Rev., 5.25%, 07/01/2050	3,500	3,638
Louisiana Stadium & Exposition District, Series A, Rev., 5.00%, 07/01/2043	4,995	5,185
Louisiana Stadium & Exposition District, Senior Bonds
Series A, Rev., 5.00%, 07/01/2042	5,460	5,711
Series A, Rev., 5.00%, 07/01/2048	2,500	2,557
Series A, Rev., 5.25%, 07/01/2053	7,500	7,789

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — continued
New Orleans Aviation Board
Rev., AMT, 5.00%, 01/01/2032	1,440	1,577
Rev., AMT, 5.00%, 01/01/2033	1,000	1,098
Rev., AMT, 5.25%, 01/01/2041	3,500	3,730
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,115
New Orleans Aviation Board, General Airport North Terminal
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,006
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	4,968
Parish of St John the Baptist, Marathon Oil Corporation Project, Rev., 4.05%, 06/01/2037 (z)	2,625	2,648
Parish of St. James, NuStar Logistics, L.P. Project, Rev., 3.70%, 08/01/2041 (e) (w) (z)	3,320	3,328
Parish of St. John the Baptist, Marathon Oil Corporation, Rev., 3.30%, 06/01/2037 (z)	10,430	10,563
Parish of St. John the Baptist, Marathon Oil Corporation Project, Rev., 2.38%, 06/01/2037 (z)	3,000	2,989
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,202
St. Tammany Parish Hospital Service District No. 1
Series A, Rev., 5.00%, 07/01/2032	1,615	1,697
Series A, Rev., 5.00%, 07/01/2034	1,655	1,724
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	10,019
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien, Series A, Rev., (United States SOFR * 0.70 + 0.50%), 3.41%, 05/01/2043 (aa)	1,105	1,102

		136,477

Maine — 0.2%
Finance Authority of Maine, Casella Waste Systems, Rev., AMT, 4.63%, 12/01/2047 (e) (z)	745	734
Finance Authority of Maine, Supplemental Educational Loan Program
Series A1, Rev., AMT, 2.38%, 12/01/2033	705	614
Series A1, Rev., AMT, 5.00%, 12/01/2025	85	85
Maine Health & Higher Educational Facilities Authority
Series A, Rev., 4.38%, 07/01/2048	2,100	2,052
Series A, Rev., 5.25%, 07/01/2049	1,930	2,030
Maine Health & Higher Educational Facilities Authority, Maine Healthcare
Series A, Rev., 4.00%, 07/01/2046	4,000	3,144
Series A, Rev., 5.00%, 07/01/2041	6,030	5,690
Series A, Rev., 5.00%, 07/01/2046	7,645	7,029
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	705	697
Maine Turnpike Authority
Rev., 4.00%, 07/01/2045	9,000	8,570
Rev., 5.00%, 07/01/2028	2,000	2,140

		32,785

Maryland — 1.5%
City of Baltimore MD, Rev., 4.88%, 06/01/2042	1,275	1,276
City of Baltimore, Wastewater Projects, Series A, Rev., 5.00%, 07/01/2049	5,000	5,071
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,259
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	415	415
City of Hyattsville, University Town Center Project, Special Tax, 5.00%, 07/01/2031	2,120	2,120
County of Anne Arundel, GO, 3.00%, 10/01/2027	4,400	4,400
County of Baltimore, GO, 4.00%, 03/01/2042	10,300	10,213
County of Baltimore MD, GO, 5.00%, 02/01/2046	5,000	5,006
County of Howard, Series D, GO, 5.00%, 02/15/2030	3,000	3,179
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,574
County of Montgomery MD
GO, 2.00%, 08/01/2039	2,000	1,500
Rev., 5.00%, 12/01/2045	5,000	5,028

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
County of Montgomery, Trinity Health Credit Group
Rev., 4.00%, 12/01/2044	3,000	2,770
Rev., 5.00%, 12/01/2044	1,650	1,650
County of Prince George’s MD, Series A, GO, 5.00%, 08/01/2041	2,435	2,687
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e) (p)	750	752
Maryland Community Development Administration
Series B, Rev., 3.00%, 09/01/2051	100	99
Series D, Rev., 3.25%, 09/01/2050	1,470	1,462
Maryland Community Development Administration, Community Dev Admin Social Bonds, Rev., GNMA/FNMA/FHLMC COLL, 4.95%, 09/01/2042	1,430	1,482
Maryland Community Development Administration, Park Heights Senior, Series C, Rev., 5.25%, 11/01/2025	4,880	4,884
Maryland Community Development Administration, Residential
Series A, Rev., 3.75%, 03/01/2050	820	823
Series B, Rev., AMT, 4.50%, 09/01/2048	740	750
Maryland Community Development Administration, Social Bonds
Series C, Rev., 3.00%, 09/01/2051	3,866	3,818
Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 09/01/2054	400	428
Maryland Community Development Administration, Sustainable Bonds, Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2054	4,450	4,851
Maryland Economic Development Corp., Core Natural Resources, Inc., Rev., 5.00%, 07/01/2048 (e) (z)	1,510	1,559
Maryland Economic Development Corp., Green Bond Purple Line Light, Rev., AMT, 5.25%, 06/30/2052	2,000	2,003
Maryland Economic Development Corp., Green Bond, Purple Line, Rev., AMT, 5.25%, 06/30/2047	1,300	1,307
Maryland Economic Development Corp., Maryland Department of Health Headquarters Project, Rev., 5.00%, 06/01/2043	5,000	5,307
Maryland Economic Development Corp., Morgan State University Project
Rev., 4.00%, 07/01/2040	665	619
Rev., 5.38%, 07/01/2038	1,250	1,331
Maryland Economic Development Corp., Port Covington Project
Tax Allocation, 3.25%, 09/01/2030	1,105	1,076
Tax Allocation, 4.00%, 09/01/2040	2,280	2,095
Maryland Economic Development Corp., Transportation Facilities Project, Series A, Rev., 5.00%, 06/01/2035	1,000	1,024
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare
Rev., 4.00%, 01/01/2038	2,020	1,948
Rev., 5.00%, 01/01/2036	4,580	4,780
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Rev., 5.00%, 07/01/2034	2,000	2,034
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Rev., 4.00%, 07/01/2041	2,315	2,213
Maryland Health & Higher Educational Facilities Authority, Medstar Health Issue
Series A, Rev., 5.00%, 05/15/2042	3,000	3,024
Series A, Rev., 5.00%, 05/15/2045	9,565	9,608
Series B, Rev., 5.00%, 08/15/2038	1,000	1,000
Maryland Health & Higher Educational Facilities Authority, UPMC Health System, Series B, Rev., 4.00%, 04/15/2050	3,000	2,604

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
Maryland Stadium Authority, Built To Learn Act
Rev., 5.00%, 06/01/2039	4,135	4,536
Rev., 5.00%, 06/01/2040	4,150	4,504
Maryland State Transportation Authority Passenger Facility Charge Revenue, Rev., AMT, 4.00%, 06/01/2039	5,145	4,985
State of Maryland
GO, 5.00%, 06/01/2036	5,000	5,722
Series A, GO, 5.00%, 06/01/2040	12,000	13,359
State of Maryland Department of Transportation, Rev., 3.00%, 10/01/2030	1,500	1,507
State of Maryland Department of Transportation, Baltimore Washington International
Rev., AMT, 4.00%, 08/01/2038	965	944
Rev., AMT, 4.00%, 08/01/2039	1,160	1,126
State of Maryland, Department of Transportation, Series A, Rev., 4.00%, 04/01/2038	9,215	9,308
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,610
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	5,000	5,366
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,138
University System of Maryland, Series A, Rev., 4.00%, 04/01/2051	1,500	1,374
Washington Suburban Sanitary Commission
Rev., CNTY GTD, 2.13%, 06/01/2036	7,885	6,578
Rev., CNTY GTD, 3.00%, 06/01/2038	4,550	4,144
Rev., CNTY GTD, 5.00%, 06/01/2029	2,000	2,190
Rev., CNTY GTD, 5.00%, 06/01/2039	9,080	9,948
Washington Suburban Sanitary Commission, Consolidated Public Improvement
Rev., CNTY GTD, 3.00%, 06/01/2035	3,045	2,948
Rev., CNTY GTD, 3.00%, 06/01/2037	5,180	4,824
Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,604
Rev., CNTY GTD, 5.00%, 06/01/2038	5,000	5,630

		206,374

Massachusetts — 2.1%
Boston Water & Sewer Commission, Senior Bonds, Series B, Rev., 4.00%, 11/01/2039	1,570	1,595
City of Brockton, GO, 4.00%, 08/01/2047	3,145	2,947
Collegiate Charter School of Lowell, Rev., 5.00%, 06/15/2049	1,250	1,178
Commonwealth of Massachusetts
GO, 4.00%, 09/01/2036	11,765	11,767
GO, 4.00%, 07/01/2037	10,000	10,001
GO, 4.00%, 09/01/2044	13,020	12,243
GO, 4.00%, 05/01/2045	10,000	9,347
Rev., NATL, 5.50%, 01/01/2034	1,500	1,709
Series B, GO, 5.00%, 11/01/2041	9,000	9,769
Series C, GO, 5.00%, 10/01/2049	10,000	10,435
Series D, GO, 5.00%, 10/01/2053	10,000	10,378
Series E, GO, 4.00%, 09/01/2043	10,000	9,512
Series E, GO, 5.00%, 11/01/2047	5,000	5,206
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, Rev., 4.00%, 06/01/2038	3,525	3,535
Commonwealth of Massachusetts, Consolidated Loan
Series A, GO, 5.00%, 01/01/2041	1,500	1,624
Series A, GO, 5.00%, 01/01/2054	2,000	2,076
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO, 5.00%, 11/01/2050	17,175	17,655
Massachusetts Bay Transportation Authority Senior Sales Tax Bond, Senior, Series A1, Rev., 4.00%, 07/01/2053	2,750	2,519

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Bond, Series B, Rev., 5.00%, 07/01/2044	4,235	4,524
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Bonds, Series A1, Rev., 4.00%, 07/01/2051	5,000	4,612
Massachusetts Clean Water Trust (The), Sustainable Bonds
Rev., 5.00%, 02/01/2033	1,000	1,163
Rev., 5.00%, 02/01/2035	3,760	4,283
Rev., 5.00%, 02/01/2038	250	277
Massachusetts Development Finance Agency
Rev., 5.00%, 11/15/2032	1,000	1,160
Series E, Rev., 5.00%, 07/01/2031	1,980	2,003
Series E, Rev., 5.00%, 07/01/2034	5,000	5,044
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Rev., 5.00%, 07/01/2032	4,385	4,939
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc.
Rev., 5.00%, 07/01/2050	4,045	4,112
Rev., 5.50%, 07/01/2050	7,500	8,029
Massachusetts Development Finance Agency, Boston Medical Center, Rev., 5.25%, 07/01/2052	5,100	5,070
Massachusetts Development Finance Agency, Care Communities LLC, Rev., 6.50%, 07/15/2060 (e)	1,000	1,004
Massachusetts Development Finance Agency, Emerson College, Series A, Rev., 5.00%, 01/01/2047	5,075	4,884
Massachusetts Development Finance Agency, Gingercare Living, Inc., Rev., 4.75%, 12/01/2029 (e)	1,700	1,703
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center, Rev., 5.00%, 07/01/2044	2,840	2,753
Massachusetts Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2045	10,000	10,001
Massachusetts Development Finance Agency, Lowell General Hospital, Series G, Rev., 5.00%, 07/01/2044	4,000	3,769
Massachusetts Development Finance Agency, Mass General Brigham
Series D, Rev., 5.00%, 07/01/2047	8,010	8,344
Series D, Rev., 5.00%, 07/01/2054	8,000	8,264
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (p)	1,000	1,112
Massachusetts Development Finance Agency, Northeastern University Issue, Rev., 5.00%, 10/01/2044	2,000	2,083
Massachusetts Development Finance Agency, Partners Healthcare System, Rev., (SIFMA Municipal Swap Index + 0.60%), 3.49%, 07/01/2049 (e) (aa)	100	100
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	998
Massachusetts Development Finance Agency, UMass Memorial Health Care, Rev., 5.00%, 07/01/2044	1,000	1,001
Massachusetts Educational Financing Authority
Rev., AMT, 4.25%, 07/01/2032	80	81
Rev., AMT, 5.00%, 07/01/2029	2,250	2,374
Rev., AMT, 5.00%, 07/01/2032	585	632
Series B, Rev., AMT, 2.63%, 07/01/2036	95	93
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	130	107

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Educational Financing Authority, Senior, Series B, Rev., AMT, 5.00%, 07/01/2029	1,400	1,477
Massachusetts Educational Financing Authority, Senior Bonds
Series B, Rev., AMT, 4.25%, 07/01/2044	615	617
Series B, Rev., AMT, 5.00%, 07/01/2029	2,650	2,796
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	725	713
Massachusetts Educational Financing Authority, Subordinated, Rev., AMT, 5.50%, 07/01/2055	4,000	4,021
Massachusetts Health & Educational Facilities Authority, Series F3, Rev., VRDO, LOC: TD Bank NA, 2.90%, 10/07/2025 (z)	5,550	5,550
Massachusetts Housing Finance Agency, Mill Road Apartments Project, Rev., VRDO, 2.85%, 10/07/2025 (z)	5,700	5,700
Massachusetts Housing Finance Agency, Social Bond, Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	2,550	2,524
Massachusetts Housing Finance Agency, Social Bonds
Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	835	826
Series 227, Rev., GNMA/FNMA/FHLMC COLL, 4.70%, 12/01/2043	2,250	2,262
Massachusetts Housing Finance Agency, Sustainability Bond
Series C1, Rev., 2.65%, 12/01/2034	1,000	874
Series D3, Rev., FHA HUD, 3.35%, 06/01/2027	650	651
Massachusetts Housing Finance Agency, Sustainable Bond, Series 234, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2044	575	569
Massachusetts Port Authority
Rev., AMT, 4.00%, 07/01/2046	8,000	7,205
Rev., AMT, 5.00%, 07/01/2049	2,735	2,751
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,652
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,188
Series E, Rev., AMT, 5.00%, 07/01/2051	3,000	3,025
Massachusetts Port Authority, Green Bonds
Series A, Rev., AMT, 5.00%, 07/01/2031	925	1,022
Series A, Rev., AMT, 5.00%, 07/01/2038	2,580	2,743
Series A, Rev., AMT, 5.00%, 07/01/2040	3,500	3,669
Massachusetts School Building Authority, Rev., 4.00%, 02/15/2042	5,700	5,462
Massachusetts School Building Authority, Sales Tax, Series A, Rev., 5.00%, 11/15/2027	1,105	1,108
Massachusetts School Building Authority, Subordinated Bonds, Rev., 5.00%, 02/15/2038	1,105	1,244
Massachusetts Water Resources Authority, Sustainable Bond, Rev., 5.00%, 08/01/2026 (p)	515	525
Massachusetts Water Resources Authority, Unrefunded Sustainable Bond, Rev., 5.00%, 08/01/2026	485	495
Town of Tyngsborough, GO, 4.00%, 10/15/2045	1,955	1,882
Town of Watertown MA, GO, 4.00%, 06/15/2050	1,850	1,740
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,138

		288,444

Michigan — 1.9%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., (CME Term SOFR 3 Month * 0.67 + 0.60%), 3.65%, 07/01/2032 (aa)	1,000	992
City of Detroit, Social Bonds
Series A, GO, 4.00%, 04/01/2041	500	462
Series A, GO, 5.00%, 04/01/2039	115	120
Series A, GO, 5.00%, 04/01/2046	35	35
Series A, GO, 5.00%, 04/01/2050	30	30
City of Grand Rapids MI, GO, 5.00%, 04/01/2054	2,700	2,783

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
City of Warren
GO, 5.00%, 11/01/2043	1,430	1,512
GO, 5.00%, 11/01/2044	1,015	1,071
Detroit Downtown Development Authority, Tax Allocation, 5.00%, 07/01/2048	995	1,028
Gerald R Ford International Airport Authority
Rev., CNTY GTD, AMT, 5.00%, 01/01/2026	225	226
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	360
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	289
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	642
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,242
Grand Rapids Public Schools
GO, 5.00%, 05/01/2042	1,225	1,303
GO, 5.00%, 05/01/2043	1,700	1,793
GO, 5.00%, 05/01/2044	1,450	1,520
GO, 5.00%, 05/01/2046	4,000	4,149
Great Lakes Water Authority Sewage Disposal System Revenue
Series B, Rev., 5.00%, 07/01/2031	2,085	2,344
Series B, Rev., 5.00%, 07/01/2035	14,010	15,954
Series B, Rev., 5.00%, 07/01/2036	1,000	1,130
Great Lakes Water Authority Sewage Disposal System Revenue, Senior Lien
Series A, Rev., 5.00%, 07/01/2038	645	709
Series B, Rev., 5.00%, 07/01/2028	140	150
Series C, Rev., 5.00%, 07/01/2037	850	946
Series C, Rev., 5.00%, 07/01/2038	725	800
Series C, Rev., 5.00%, 07/01/2040	1,150	1,252
Series C, Rev., 5.00%, 07/01/2041	1,140	1,232
Series C, Rev., 5.00%, 07/01/2042	1,200	1,288
Series C, Rev., 5.00%, 07/01/2043	875	933
Great Lakes Water Authority Water Supply System Revenue
Rev., 5.00%, 07/01/2036	10,625	11,891
Rev., 5.00%, 07/01/2037	1,570	1,748
Rev., 5.25%, 07/01/2052	3,000	3,131
Series B, Rev., 5.00%, 07/01/2034	3,500	4,029
Series B, Rev., 5.00%, 07/01/2046	8,500	8,526
Series C, Rev., 5.25%, 07/01/2055	3,605	3,791
Great Lakes Water Authority Water Supply System Revenue, Senior Lien Bonds
Series A, Rev., 5.00%, 07/01/2037	2,510	2,795
Series A, Rev., 5.00%, 07/01/2038	2,000	2,202
Series B, Rev., 5.00%, 07/01/2037	550	612
Series B, Rev., 5.00%, 07/01/2038	500	551
Lansing Board of Water & Light
Series A, Rev., 5.00%, 07/01/2037	1,625	1,839
Series A, Rev., 5.00%, 07/01/2039	405	448
Series A, Rev., 5.00%, 07/01/2041	1,500	1,626
Series A, Rev., 5.00%, 07/01/2048	1,675	1,704
Series A, Rev., 5.25%, 07/01/2054	7,000	7,423
Michigan Finance Authority, Series A, Rev., 4.00%, 12/01/2049	1,000	876
Michigan Finance Authority, Aquinas College Project
Rev., 5.00%, 05/01/2036	300	234
Rev., 5.00%, 05/01/2046	2,000	1,496
Michigan Finance Authority, Beaumont Health Credit Group, Rev., 5.00%, 11/01/2044	8,090	8,092

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Beaumont Spectrum
Rev., 4.00%, 04/15/2042	2,500	2,407
Rev., 5.00%, 04/15/2030	3,000	3,313
Michigan Finance Authority, Beaumont Spectrum Consolidated, Rev., 4.00%, 04/15/2038	1,175	1,176
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	100
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2041	3,145	3,166
Series A, Rev., 5.00%, 11/15/2048	7,000	7,019
Michigan Finance Authority, Higher Educational Facilities Authority
Rev., 5.00%, 09/01/2032	690	752
Rev., 5.00%, 09/01/2033	800	863
Rev., 5.00%, 09/01/2034	570	612
Rev., 5.00%, 09/01/2035	1,200	1,279
Michigan Finance Authority, Local Government Loan Program, Rev., 5.00%, 07/01/2044	4,000	4,003
Michigan Finance Authority, Multi Modal McLaren Health Care
Rev., 4.00%, 02/15/2044	9,625	8,798
Rev., 4.00%, 02/15/2047	3,000	2,659
Rev., 4.00%, 02/15/2050	2,500	2,167
Michigan Finance Authority, Senior Turbo, Series A2, Rev., 5.00%, 06/01/2040	1,655	1,678
Michigan Finance Authority, State Aid Note Loan Program, Rev., 5.00%, 11/01/2029	2,755	3,010
Michigan Finance Authority, State Revolving Fund Program, Rev., 5.00%, 10/01/2042	8,000	8,635
Michigan Finance Authority, Trinity Health Credit Group
Rev., 4.00%, 12/01/2040	9,130	8,718
Rev., 4.00%, 12/01/2048	1,300	1,145
Rev., 5.00%, 12/01/2036	1,000	1,084
Michigan Finance Authority, Unrefunded Trinity Health Co., Rev., 5.00%, 12/01/2045	7,250	7,285
Michigan State Building Authority
Series I, Rev., 5.00%, 10/15/2027	2,500	2,628
Series I, Rev., 5.00%, 04/15/2042	2,500	2,679
Michigan State Building Authority, Facilities Multi Mod Program, Rev., VRDO, 2.99%, 10/01/2025 (z)	10,955	10,955
Michigan State Building Authority, Facilities Program
Series II, Rev., 4.00%, 10/15/2043	1,000	949
Series II, Rev., 5.00%, 10/15/2026	3,500	3,590
Series II, Rev., 5.00%, 10/15/2042	1,350	1,440
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	105
Michigan State Housing Development Authority
Rev., HUD, 4.45%, 10/01/2044	1,500	1,503
Series A, Rev., 5.10%, 10/01/2053	5,000	5,075
Series C, Rev., 3.00%, 06/01/2051	1,405	1,391
Michigan State Housing Development Authority, Social Bond
Series A, Rev., 3.00%, 06/01/2052	2,465	2,435
Series A, Rev., 5.00%, 06/01/2053	1,750	1,828
Michigan State Housing Development Authority, Social Bonds
Series A, Rev., 5.50%, 12/01/2053	1,140	1,230
Series D, Rev., 5.50%, 06/01/2053	285	302
Michigan State Housing Development Authority, Sustainable Bond, Series D, Rev., 6.25%, 06/01/2055	800	882
Michigan State Housing Development Authority, Sustainable Bonds, Series A, Rev., 6.00%, 06/01/2054	2,750	2,987

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Michigan State Housing Development Authority, The Dean Apartments at Eastlawn, Rev., 2.90%, 09/01/2045 (z)	2,000	1,996
Michigan State University, Series C, Rev., 4.00%, 02/15/2039	2,000	2,003
Michigan Strategic Fund
Rev., AMT, 3.35%, 10/01/2049 (z)	1,000	994
Rev., AMT, 5.00%, 12/31/2043	3,000	3,004
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,569
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	3,145
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	721
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,684
Michigan Strategic Fund, I-75 Improvement Project, Rev., AMT, 5.00%, 12/31/2032	1,250	1,300
Okemos Public Schools, Series II, GO, Q-SBLF, 5.00%, 05/01/2046	1,200	1,261
State of Michigan Trunk Line Revenue, State Trunk Line Fund Bonds, Rev., 4.00%, 11/15/2037	2,015	2,044
State of Michigan Trunk Line Revenue, State Trunkline Fund Bonds, Series A, Rev., 4.00%, 11/15/2046	8,125	7,518
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	444
State of Michigan, Gans Garvee, Rev., GAN, 5.00%, 03/15/2027	2,000	2,075
Troy School District, GO, Q-SBLF, 5.00%, 05/01/2039	1,025	1,115
Wayne County Airport Authority
Series B, Rev., AMT, 5.00%, 12/01/2032	2,160	2,212
Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,473

		253,715

Minnesota — 1.0%
Brainerd Independent School District No. 181, GO, 4.00%, 02/01/2039	6,760	6,788
City of Minneapolis, Allina Health System, Series B, Rev., 5.00%, 11/15/2053 (z)	2,650	2,886
City of Minneapolis, Fairview Health Services
Series A, Rev., 4.00%, 11/15/2048	4,120	3,512
Series AA, Rev., 5.00%, 11/15/2036	3,000	3,169
City of Rochester MN, Series A, Rev., 4.38%, 11/15/2053	4,485	4,391
City of Rochester, Mayo Clinic, Series C, Rev., VRDO, 2.70%, 10/01/2025 (z)	2,600	2,600
City of St Cloud MN, Rev., 5.00%, 05/01/2048	1,500	1,517
County of Hennepin, Series C, GO, 5.00%, 12/15/2032	1,500	1,641
Duluth Economic Development Authority, Essentia Health, Rev., 5.00%, 02/15/2058	6,115	6,134
Duluth Economic Development Authority, Essentia Health Obligation Group
Rev., 5.00%, 02/15/2048	3,000	3,018
Rev., 5.25%, 02/15/2058	1,000	1,005
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	9,010
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	783
Housing & Redevelopment Authority of The City of St. Paul Minnesota, System Fairview Health Services, Series 2015, Rev., 5.00%, 11/15/2047	4,500	4,517
Minneapolis St. Paul Metropolitan Airports Commission, Subordinate
Series B, Rev., AMT, 5.00%, 01/01/2034	1,345	1,461
Series B, Rev., AMT, 5.25%, 01/01/2047	1,845	1,893
Minneapolis-St Paul Metropolitan Airports Commission
Rev., AMT, 5.00%, 01/01/2035	5,000	5,521
Rev., AMT, 5.00%, 01/01/2038	5,000	5,371
Rev., AMT, 5.00%, 01/01/2040	1,800	1,891
Rev., AMT, 5.25%, 01/01/2049	6,000	6,227

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — continued
Minnesota Agricultural & Economic Development Board, Healthpartners Obligated Group
Rev., 5.25%, 01/01/2047	5,000	5,177
Rev., 5.25%, 01/01/2054	6,750	6,945
Minnesota Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	3,270	3,673
Series B, Rev., GNMA/FNMA/FHLMC, 2.63%, 01/01/2040	1,920	1,523
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	720	710
Series C, Rev., 5.00%, 08/01/2032	2,365	2,629
Series D, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,230	1,215
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	2,150	2,129
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	278	240
Series I, Rev., 3.00%, 01/01/2051	1,180	1,168
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	300	296
Minnesota Housing Finance Agency, Social Bonds
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	925	911
Series F, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	190	188
Series F, Rev., GNMA/FNMA/FHLMC, 5.75%, 07/01/2053	350	374
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,357
Minnesota Housing Finance Agency, Sustainable Bonds, Series R, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	4,565	4,963
Minnesota Office of Higher Education, Senior, Rev., AMT, 2.65%, 11/01/2038	1,000	932
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	665	667
Minnesota Rural Water Finance Authority, Inc., Rev., BAN, 3.30%, 08/01/2026	2,000	2,003
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	4,600	4,402
State of Minnesota
Series A, GO, 4.00%, 09/01/2037	690	702
Series A, GO, 5.00%, 08/01/2026	250	255
Series A, GO, 5.00%, 10/01/2029	45	48
Series A, GO, 5.00%, 10/01/2032	1,000	1,047
Series A, GO, 5.00%, 08/01/2033	2,000	2,033
Series A, GO, 5.00%, 08/01/2034	2,000	2,120
Series E, GO, 3.00%, 08/01/2026	710	712
State of Minnesota, Trunk Highways, Series B, GO, 3.00%, 08/01/2030	5,000	5,038
University of Minnesota
Series A, Rev., 5.00%, 01/01/2040	405	444
Series A, Rev., 5.00%, 01/01/2041	2,500	2,719
Series A, Rev., 5.00%, 01/01/2042	2,750	2,971

		132,926

Mississippi — 0.2%
County of Warren MS, Rev., 4.00%, 09/01/2032	12,615	12,954
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Rev., 2.38%, 06/01/2044	175	110
Mississippi Development Bank
Rev., 5.25%, 06/01/2042	850	902
Rev., 5.25%, 06/01/2043	1,000	1,053
Rev., 5.25%, 06/01/2044	2,180	2,282

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Mississippi — continued
Mississippi Development Bank, Hinds County School District Project, Rev., 5.00%, 03/01/2048	1,360	1,367
Mississippi Hospital Equipment & Facilities Authority
Rev., 5.00%, 09/01/2036	1,250	1,258
Rev., 5.00%, 09/01/2046	1,500	1,474
State of Mississippi, ABC Warehouse Construction
Rev., 4.00%, 10/01/2045	1,000	922
Rev., 5.00%, 10/01/2041	1,000	1,071
Rev., 5.00%, 10/01/2043	1,035	1,092
Rev., 5.00%, 10/01/2044	1,000	1,049

		25,534

Missouri — 0.7%
Cape Girardeau County Industrial Development Authority, Rev., 4.00%, 06/01/2043	5,305	4,985
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	841
City of Kansas City Sanitary Sewer System Revenue, Series A, Rev., 5.00%, 01/01/2041	1,000	1,076
City of St Louis MO Airport Revenue, Rev., 5.00%, 07/01/2032	1,000	1,137
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,448
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	488
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	958
Kansas City Industrial Development Authority, Kansas City International Airport
Rev., AMT, 4.00%, 03/01/2036	1,250	1,238
Rev., AMT, 5.00%, 03/01/2029	3,050	3,250
Rev., AMT, 5.00%, 03/01/2038	2,480	2,542
Kansas City Industrial Development Authority, Kansas City International Airport, Rev., AMT, 5.00%, 03/01/2044	5,000	5,027
Kansas City Planned Industrial Expansion Authority, The Depot On Old Santa Fe, Rev., 5.00%, 07/01/2045 (z)	5,722	5,864
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	396
Missouri Health & Educational Facilities Authority, CoxHealth Obligated Group
Rev., 5.00%, 11/15/2036 (w)	1,725	1,920
Rev., 5.00%, 11/15/2044 (w)	650	674
Missouri Housing Development Commission
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	4,445	4,404
Rev., GNMA/FNMA/FHLMC, 4.55%, 11/01/2044	995	991
Rev., GNMA/FNMA/FHLMC, 4.80%, 11/01/2040	3,000	3,094
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2055	9,835	10,931
Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2056	7,250	8,143
Missouri Housing Development Commission, First Place Homeownership Loan
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	2,915	2,880
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	315	313
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	1,720	1,704
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2055	2,690	2,958
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2056	6,000	6,578
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2056	2,825	3,110
Rev., GNMA/FNMA/FHLMC, 6.50%, 05/01/2054	2,465	2,770
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	5	5

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Missouri — continued
Missouri Housing Development Commission, First Place Loan Program, Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2056	1,420	1,577
Missouri State Environmental Improvement & Energy Resources Authority, Rev., AMT, 4.05%, 05/01/2038 (z)	1,600	1,616
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,851
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	551
St. Louis Municipal Finance Corp., Convention Center Expansion, Rev., 5.00%, 10/01/2045	3,215	3,295

		88,615

Montana — 0.1%
City of Forsyth, Northwestern Corp. Colstrip, Rev., 3.88%, 07/01/2028	3,275	3,341
Montana Board of Housing
Rev., 3.00%, 12/01/2050	1,775	1,758
Rev., 4.60%, 12/01/2049	2,780	2,735
Rev., 6.00%, 12/01/2054	405	440
Series A, Rev., 3.00%, 06/01/2052	260	257
Series B2, Rev., AMT, 3.50%, 12/01/2042	30	30
Series B, Rev., 3.00%, 12/01/2051	810	801
Series C, Rev., 6.25%, 06/01/2054	1,420	1,544
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,022
Montana Facility Finance Authority, Bozeman Deaconess Health Services, Rev., 5.00%, 06/01/2048	2,700	2,719

		14,647

Nebraska — 0.5%
Central Plains Energy Project
Series 1, Rev., 5.00%, 05/01/2053 (z)	3,915	4,162
Series A1, Rev., 5.00%, 08/01/2055 (z)	32,170	34,780
Douglas County Hospital Authority No. 2, Rev., 5.50%, 11/01/2049	4,665	4,984
Douglas County Hospital Authority No. 2, Children’s Hospital Obligation, Rev., 4.00%, 11/15/2038	1,125	1,112
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	2,000	2,009
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	2,063
Douglas County, Hospital Authority No. 2, Children’s Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,194
Nebraska Educational Health Cultural & Social Services Finance Authority, Rev., 4.00%, 01/01/2044	1,625	1,468
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	973
Nebraska Public Power District, Series A, Rev., 5.00%, 07/01/2028	300	317
Omaha Airport Authority, Airport Facilities, Rev., AMT, 5.00%, 12/15/2036	1,250	1,361
Omaha Public Power District, Rev., 5.00%, 02/01/2038	5,505	6,081
Omaha School District, GO, 4.00%, 12/15/2038	5,000	4,876
University of Nebraska, Rev., 3.00%, 07/01/2035 (p)	1,030	1,033

		67,413

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nevada — 0.9%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	974
City of Henderson, Series A1, GO, 4.00%, 06/01/2045	2,000	1,908
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	195	179
City of Las Vegas Special Improvement District No. 817 Summerlin Village 29, Special Improvement No. 817, Summerlin Village
Special Assessment, 5.50%, 06/01/2038	400	424
Special Assessment, 5.75%, 06/01/2043	500	523
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,084
Clark County School District
Series A, GO, 4.00%, 06/15/2040	1,375	1,352
Series B, GO, 5.00%, 06/15/2030	1,445	1,604
Series B, GO, 5.00%, 06/15/2039	5,000	5,539
Series B, GO, 5.00%, 06/15/2041	5,000	5,430
Series C, GO, 5.00%, 06/15/2026	1,250	1,270
Clark County School District, Building
Series A, GO, 5.00%, 06/15/2029	500	532
Series B, GO, 5.00%, 06/15/2033	3,000	3,184
County of Clark, GO, 4.00%, 06/01/2038	4,300	4,315
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,122
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,223
County of Clark Department of Aviation, System Senior, Series A, Rev., 5.00%, 07/01/2040	4,000	4,001
County of Clark Passenger Facility Charge Revenue, McCarran International
Rev., 5.00%, 07/01/2029	5,000	5,461
Rev., 5.00%, 07/01/2031	1,950	2,108
Rev., 5.00%, 07/01/2032	2,385	2,566
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,427
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,548
County of Clark, Southern CA Edison Company, Rev., 2.10%, 06/01/2031	1,000	909
County of Clark, Streets and Highway Project, Rev., 4.00%, 07/01/2043	4,465	4,298
County of Washoe, Sierra Pacific Power Company, Rev., AMT, 4.13%, 03/01/2036 (z)	9,000	9,110
Las Vegas Convention & Visitors Authority
Series A, Rev., 5.00%, 07/01/2027	900	938
Series A, Rev., 5.00%, 07/01/2028	1,250	1,332
Series A, Rev., 5.00%, 07/01/2040	250	269
Series B, Rev., 4.00%, 07/01/2049	10,765	9,728
Series B, Rev., 5.00%, 07/01/2029	1,345	1,462
Series B, Rev., 5.00%, 07/01/2034	1,275	1,423
Series B, Rev., 5.00%, 07/01/2038	1,000	1,084
Series B, Rev., 5.00%, 07/01/2043	5,150	5,261
Las Vegas Valley Water District
Series A, GO, 5.00%, 06/01/2026	1,500	1,525
Series A, GO, 5.00%, 06/01/2043	5,000	5,348
Series A, GO, 5.00%, 06/01/2044	5,000	5,317
Series D, GO, 5.00%, 06/01/2027	2,025	2,110
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,009
State of Nevada, Series A, GO, 5.00%, 05/01/2042	8,400	8,993
Truckee Meadows Water Authority, Rev., 5.00%, 07/01/2034	2,000	2,319

		122,209

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Hampshire — 0.7%
New Hampshire Business Finance Authority
Rev., Zero Coupon, 12/15/2033 (e)	1,960	1,202
Rev., 3.63%, 08/20/2039	10,480	9,805
Rev., 4.13%, 01/20/2034	2,909	2,925
Rev., 4.18%, 11/20/2039 (z)	4,593	4,492
Rev., 4.25%, 07/20/2041	5,036	4,889
Rev., 4.38%, 09/20/2036	635	628
Rev., 5.00%, 12/01/2035	4,105	4,524
Rev., 5.05%, 06/15/2035 (e)	2,055	2,102
Rev., 5.25%, 06/01/2043	4,000	4,167
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,774
New Hampshire Business Finance Authority, Centurion Foundation Woodway Drive, Rev., 4.53%, 10/15/2034 (e)	4,060	4,133
New Hampshire Business Finance Authority, Presbyterian Senior Living Project, Rev., 5.25%, 07/01/2048	1,750	1,744
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	716
New Hampshire Business Finance Authority, Springpoint Senior Living
Rev., 4.00%, 01/01/2026	270	270
Rev., 4.00%, 01/01/2027	250	251
Rev., 4.00%, 01/01/2028	290	291
Rev., 4.00%, 01/01/2029	300	302
Rev., 4.00%, 01/01/2030	280	282
Rev., 4.00%, 01/01/2031	870	874
New Hampshire Business Finance Authority, Sustainable Bond, Series B, Rev., AMT, 3.75%, 07/01/2045 (e) (z)	3,000	2,470
New Hampshire Business Finance Authority, Sustainable Bonds Municipal Certificates, Rev., 0.00%, 01/20/2041	6,572	6,331
New Hampshire Business Finance Authority, Sustainable Certificates
Rev., HUD, 4.15%, 10/20/2040 (z)	4,960	4,843
Series 2, Rev., 3.88%, 01/20/2038	1,218	1,131
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,458
New Hampshire Business Finance Authority, University of Nevada, Reno Project, Rev., BAM, 5.25%, 06/01/2051	1,875	1,949
New Hampshire Business Finance Authority, Waste Management, Inc. Project, Rev., AMT, 4.00%, 10/01/2033 (z)	18,000	18,010
New Hampshire Health and Education Facilities Authority Act
Rev., 3.30%, 06/01/2040 (z)	2,500	2,514
Rev., 4.00%, 08/01/2043	5,000	4,585
Series B, Rev., AMT, 5.00%, 11/01/2043	1,220	1,270
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corporation, Rev., AMT, 4.00%, 11/01/2044	790	754
New Hampshire Housing Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 07/01/2053	370	396
New Hampshire Housing Finance Authority, Sustainable Bonds, Series D, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	1,955	2,146

		93,228

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — 2.2%
Camden County Improvement Authority, Social Bonds, KIPP Cooper Norcross Academy
Rev., 6.00%, 06/15/2042	530	558
Rev., 6.00%, 06/15/2047	1,000	1,043
City of Bayonne, Qualified General Improvement, GO, BAM, 5.00%, 07/01/2034 (p)	1,000	1,019
City of Newark, Series A, GO, 5.00%, 10/01/2028	750	802
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., Zero Coupon, 11/01/2026	1,000	968
Gloucester County Improvement Authority, The Rowan University Fossil Park
Rev., BAM, 4.00%, 07/01/2046	725	699
Rev., BAM, 4.00%, 07/01/2051	1,000	954
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,022
New Jersey Economic Development Authority
Rev., 5.00%, 03/01/2028	785	831
Series A, Rev., 5.00%, 11/01/2027	2,500	2,625
Series AAA, Rev., 5.00%, 06/15/2036 (p)	1,000	1,030
Series AAA, Rev., 5.00%, 06/15/2041 (p)	500	515
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,170
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,071
Series BBB, Rev., 5.50%, 06/15/2030 (p)	1,225	1,269
Series DDD, Rev., 5.00%, 06/15/2031 (p)	2,000	2,086
New Jersey Economic Development Authority, Middlesex Water Company
Rev., AMT, 4.00%, 08/01/2059	4,200	3,621
Rev., AMT, 5.00%, 08/01/2059	3,000	3,033
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,446
Series E, Rev., AMT, 0.85%, 12/01/2025	1,940	1,928
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,012
New Jersey Economic Development Authority, Portal North Bridge NJ Transit
Rev., 5.00%, 11/01/2038	5,345	5,754
Rev., 5.00%, 11/01/2052	6,190	6,334
Rev., 5.25%, 11/01/2041	6,000	6,434
New Jersey Economic Development Authority, School Facilities Construction
Series EEE, Rev., 5.00%, 06/15/2032	1,500	1,600
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,190
New Jersey Economic Development Authority, Self Designated Social Bonds
Series QQQ, Rev., 5.00%, 06/15/2026	555	564
Series QQQ, Rev., 5.00%, 06/15/2027	410	427
Series QQQ, Rev., 5.00%, 06/15/2028	400	426
New Jersey Economic Development Authority, State House Project
Series B, Rev., 5.00%, 06/15/2027	10,690	11,129
Series B, Rev., 5.00%, 06/15/2028	8,635	9,192
New Jersey Economic Development Authority, Sustainable Bonds, Series QQQ, Rev., 4.00%, 06/15/2037	2,400	2,407
New Jersey Educational Facilities Authority, Series A, Rev., 5.00%, 07/01/2064 (z)	860	988
New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue
Rev., 5.00%, 09/01/2038	1,000	1,082
Rev., 5.00%, 09/01/2040	2,200	2,347
New Jersey Educational Facilities Authority, Princeton University, Series I, Rev., 5.00%, 07/01/2036	1,015	1,047

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Educational Facilities Authority, Princeton University Revenue, Rev., 5.00%, 03/01/2044	2,250	2,411
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., 5.00%, 07/01/2035	200	222
New Jersey Health Care Facilities Financing Authority, Rev., 5.00%, 07/01/2036	7,500	8,451
New Jersey Health Care Facilities Financing Authority, AtlantiCare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,283
New Jersey Health Care Facilities Financing Authority, AtlantiCare Health System Obligation, Rev., 3.00%, 07/01/2051	1,715	1,262
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health
Rev., 5.00%, 07/01/2037	285	293
Rev., 5.00%, 07/01/2038	630	647
Rev., 5.00%, 07/01/2039	365	374
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
Rev., 4.25%, 07/01/2054	1,875	1,778
Rev., 5.25%, 07/01/2044	8,780	9,530
New Jersey Higher Education Student Assistance Authority
Series 1B, Rev., AMT, 4.50%, 12/01/2045	5,715	5,788
Series 1A, Rev., AMT, 5.00%, 12/01/2034	3,000	3,193
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,389
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,558
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,526
New Jersey Higher Education Student Assistance Authority, Senior
Series A, Rev., AMT, 3.50%, 12/01/2039	1,440	1,416
Series B, Rev., AMT, 4.00%, 12/01/2041	965	960
Series B, Rev., AMT, 4.00%, 12/01/2044	1,940	1,839
Series B, Rev., AMT, 4.25%, 12/01/2045	3,880	3,810
Series B, Rev., AMT, 5.00%, 12/01/2027	1,060	1,099
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,020
New Jersey Housing & Mortgage Finance Agency
Series E, Rev., 3.50%, 04/01/2051	1,570	1,569
Series M, Rev., 4.75%, 10/01/2040	3,500	3,589
Series M, Rev., 6.50%, 04/01/2056	8,085	9,160
New Jersey Housing & Mortgage Finance Agency, New Irvine Turner Apartments, Rev., HUD, 3.67%, 02/01/2026	550	551
New Jersey Housing & Mortgage Finance Agency, Social Bond, Rev., 5.00%, 10/01/2053	160	166
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	615	606
New Jersey Housing & Mortgage Finance Agency, Sustainable Bond, Series K, Rev., 4.55%, 10/01/2044	665	662
New Jersey Transportation Trust Fund Authority
Rev., 5.00%, 06/15/2046	5,000	5,072
Rev., 5.25%, 06/15/2046 (p)	14,455	16,071
Series A, Rev., 5.00%, 06/15/2029	1,550	1,684
Series A, Rev., 5.00%, 06/15/2030	3,000	3,320
Series A, Rev., 5.00%, 06/15/2034	6,590	7,535
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,661
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,311

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
Series AA, Rev., 5.00%, 06/15/2045	660	678
Series AA, Rev., 5.25%, 06/15/2041	1,250	1,366
Series BB, Rev., 5.00%, 06/15/2032	2,000	2,128
New Jersey Transportation Trust Fund Authority, Capital Appreciation
Series A, Rev.,TRAN, BAM, Zero Coupon, 12/15/2038	1,000	589
Series C, Rev.,TRAN, AMBAC, Zero Coupon, 12/15/2026	1,455	1,406
New Jersey Transportation Trust Fund Authority, Program B, Rev., 5.00%, 06/15/2037	2,000	2,178
New Jersey Transportation Trust Fund Authority, Taxable Transportation System, Rev., 4.08%, 06/15/2039	7,095	6,576
New Jersey Transportation Trust Fund Authority, Transportation Program
Series BB, Rev., 5.00%, 06/15/2036	3,000	3,334
Series BB, Rev., 5.00%, 06/15/2040	8,120	8,719
Series CC, Rev., 5.00%, 06/15/2041	3,500	3,753
Series CC, Rev., 5.25%, 06/15/2050	5,700	5,984
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	548
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2038	500	543
New Jersey Transportation Trust Fund Authority, Transportation System Bond
Rev., 4.00%, 12/15/2039	2,000	1,969
Rev., 5.00%, 12/15/2028	1,000	1,076
Rev., 5.00%, 12/15/2031	1,560	1,700
New Jersey Turnpike Authority
Rev., 5.00%, 01/01/2042	10,000	10,712
Series A, Rev., 5.00%, 01/01/2045	2,500	2,663
Series B, Rev., 4.50%, 01/01/2048	1,750	1,752
Series B, Rev., 5.00%, 01/01/2034	2,035	2,342
Series D, Rev., 5.00%, 01/01/2028	1,900	1,953
Newark Board of Education, Sustainability Bonds
GO, BAM, 4.00%, 07/15/2034	400	415
GO, BAM, 4.00%, 07/15/2035	410	422
GO, BAM, 4.00%, 07/15/2036	425	435
GO, BAM, 4.00%, 07/15/2037	430	437
North Hudson Sewerage Authority, Senior Lien Lease Certificates
Rev., 5.00%, 06/01/2039	1,100	1,244
Rev., 5.00%, 06/01/2040	1,100	1,231
Rev., 5.00%, 06/01/2041	1,000	1,107
Rev., 5.00%, 06/01/2042	1,000	1,094
South Jersey Port Corp., Marine Terminal, Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,019
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,018
South Jersey Port Corp., Subordinate Marine Term, Series B, Rev., AMT, 5.00%, 01/01/2032	2,140	2,215
South Jersey Port Corp., Subordinate, Marine Terminal
Series B, Rev., AMT, 5.00%, 01/01/2033	1,220	1,259
Series B, Rev., AMT, 5.00%, 01/01/2034	1,250	1,286
Series B, Rev., AMT, 5.00%, 01/01/2036	1,000	1,022
South Jersey Transportation Authority
Series A, Rev., 5.00%, 11/01/2030	500	547
Series A, Rev., 5.00%, 11/01/2033	1,215	1,311
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,063

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
South Jersey Transportation Authority, Transportation System, Rev., BAM, 5.25%, 11/01/2052	3,100	3,267
State of New Jersey, Covid-19 Emergency Bonds, General Obligations
Series A, GO, 4.00%, 06/01/2030	2,000	2,133
Series A, GO, 5.00%, 06/01/2028	4,245	4,525
Tender Option Bond Trust Receipts/Certificates, Series 2016-XM0226, Rev., BHAC-CR, NATL-RE, LIQ: Bank of America NA, 2.93%, 07/01/2026 (e) (z)	10,220	10,220
The Gloucester County Improvement Authority, Rowan University Project, Rev., BAM, 5.00%, 07/01/2044	900	940

		302,608

New Mexico — 0.3%
City of Farmington NM
Rev., 3.88%, 06/01/2040 (z)	6,750	6,861
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,840
City of Farmington, Public Service Company, San Juan, Rev., 3.90%, 06/01/2040 (z)	1,000	1,014
City of Farmington, San Juan and Four Corners
Rev., 2.15%, 04/01/2033	4,890	4,222
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	170	155
New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 4.00%, 06/01/2028	1,070	1,081
New Mexico Hospital Equipment Loan Council
Rev., 5.00%, 06/01/2030	1,050	1,125
Rev., 5.00%, 06/01/2032	1,000	1,054
Series A, Rev., 5.00%, 08/01/2044	3,185	3,216
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	500	492
New Mexico Mortgage Finance Authority, Series C, Rev., GNMA/FNMA/FHLMC, 4.70%, 09/01/2049	1,955	1,950
New Mexico Mortgage Finance Authority, Mountain View II & III Apartments, Rev., HUD, 2.97%, 02/01/2042 (z)	1,500	1,498
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 03/01/2054	555	598
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	105	105
New Mexico Municipal Energy Acquisition Authority, Rev., 5.00%, 06/01/2054 (z)	4,470	4,813
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,464
Winrock Town Center, Increment Development District No 1, Senior Lien, Tax Allocation, 4.25%, 05/01/2040 (e)	1,750	1,624

		34,112

New York — 12.0%
Battery Park City Authority, Series B, Rev., 5.00%, 11/01/2036	2,000	2,273
Broome County, Local Development Corp., United Health Services Hospital
Rev., 4.00%, 04/01/2039	2,750	2,681
Rev., 5.00%, 04/01/2026	500	505
Build C Resource Corp., Success Academy Charter School
Rev., 4.00%, 09/01/2042	1,200	1,120
Rev., 4.00%, 09/01/2043	1,000	927
Rev., 5.00%, 09/01/2036	1,660	1,772
Rev., 5.00%, 09/01/2037	1,475	1,565
Rev., 5.00%, 09/01/2039	1,125	1,177
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	325

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,159
Build NYC Resource Corp., Family Life Academy Charter Project, Rev., 7.25%, 06/01/2055 (e)	250	260
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	685
Build NYC Resource Corp., Grand Concourse Academy Charter School
Rev., 5.00%, 07/01/2042	555	554
Rev., 5.00%, 07/01/2052	700	667
City of Long Beach, Series A, GO, 5.00%, 09/01/2027	1,500	1,572
City of New York
Series A1, GO, 4.00%, 08/01/2034	3,000	3,087
Series A1, GO, 4.00%, 08/01/2036	1,000	1,020
Series A1, GO, 5.00%, 08/01/2029	2,900	3,168
Series A1, GO, 5.00%, 09/01/2034	2,000	2,228
Series A1, GO, 5.00%, 08/01/2041	3,000	3,101
Series A1, GO, 5.25%, 09/01/2042	8,715	9,319
Series B1, GO, 5.00%, 08/01/2031	1,000	1,128
Series B1, GO, 5.00%, 10/01/2031	500	565
Series B1, GO, 5.00%, 08/01/2035	90	99
Series B1, GO, 5.25%, 10/01/2047	3,000	3,152
Series C1, GO, 5.00%, 08/01/2031	500	552
Series C4, GO, 5.00%, 10/01/2027	5,000	5,253
Series C, GO, 5.00%, 08/01/2027	2,000	2,095
Series C, GO, 5.00%, 03/01/2042	1,340	1,430
Series C, GO, 5.25%, 03/01/2053	15,140	15,934
Series D1, GO, 5.00%, 12/01/2031	1,380	1,476
Series D1, GO, 5.00%, 12/01/2036	11,955	12,556
Series E, GO, 5.00%, 08/01/2028	1,625	1,738
Series E, GO, 5.00%, 08/01/2033	2,000	2,135
Series F1, GO, 3.00%, 03/01/2035	2,135	2,048
Series F1, GO, 5.00%, 03/01/2043	1,000	1,033
Series G1, GO, 5.00%, 02/01/2043	1,000	1,068
City of New York NY
GO, 5.00%, 08/01/2031	6,000	6,766
GO, 5.00%, 09/01/2041	1,000	1,072
City of New York, Fiscal 2001
Series 2, GO, VRDO, 3.90%, 10/07/2025 (z)	120	120
Series 3, GO, VRDO, 3.90%, 10/01/2025 (z)	11,590	11,590
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,255
City of New York, Fiscal 2021
Series C, GO, 4.00%, 08/01/2037	450	457
Series C, GO, 5.00%, 08/01/2035	4,740	5,103
City of New York, Fiscal 2022
GO, 5.25%, 05/01/2039	200	218
GO, 5.25%, 05/01/2041	2,000	2,144
GO, 5.50%, 05/01/2044	1,000	1,074
City of New York, Fiscal 2024, Series A, GO, 5.00%, 08/01/2028	360	385
City of New York, Fiscal 2026
Series A1, GO, 5.00%, 08/01/2041	1,500	1,623
Series A1, GO, 5.00%, 08/01/2042	1,500	1,619

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
City of New York, Subordinated
Series E1, GO, 4.00%, 04/01/2050	8,500	7,684
Series F1, GO, 5.00%, 08/01/2027	1,750	1,833
Series F1, GO, 5.00%, 08/01/2028	350	374
City of Yonkers
Series F, GO, BAM, 5.00%, 11/15/2038	500	549
Series F, GO, BAM, 5.00%, 11/15/2039	1,000	1,090
County of Nassau
Series A, GO, 4.00%, 04/01/2046	1,300	1,225
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,484
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	6,250	6,166
Empire State Development Corp., Series A, Rev., 5.00%, 03/15/2051	4,525	4,687
Hempstead Town Local Development Corp., Evergreen Charter School Project, Series A, Rev., 5.25%, 06/15/2042	4,000	4,026
Hudson Yards Infrastructure Corp.
Series A, Rev., 4.00%, 02/15/2047	9,335	8,697
Series A, Rev., 5.00%, 02/15/2045	2,210	2,234
Long Island Power Authority
Rev., 5.00%, 09/01/2042	2,070	2,105
Series A, Rev., 5.00%, 09/01/2037	1,250	1,335
Series B, Rev., 1.50%, 09/01/2051 (z)	8,200	8,077
Long Island Power Authority, Electric System General Revenue Bonds, Series B, Rev., 3.00%, 09/01/2055 (z)	1,500	1,492
Long Island Power Authority, Green Bond, Series E, Rev., 5.00%, 09/01/2048	2,440	2,538
Metropolitan Transportation Authority
Rev., (United States SOFR * 0.67 + 0.80%), 3.59%, 11/01/2032 (aa)	430	430
Rev., BAM, 4.00%, 11/15/2048	4,415	4,003
Rev., 5.00%, 11/15/2049	2,000	2,017
Special Tax, 5.25%, 11/15/2042	2,140	2,335
Special Tax, 5.25%, 11/15/2045	8,500	9,147
Series A2, Rev., 5.00%, 11/15/2045 (z)	4,500	4,852
Series A, Rev., 5.25%, 11/15/2030	1,475	1,519
Series A, Rev., 5.25%, 11/15/2034	8,000	8,195
Series B, Rev., 5.00%, 11/15/2025	540	541
Series C1, Rev., 5.00%, 11/15/2056	3,100	3,104
Series D, Rev., BAM, 4.00%, 11/15/2042	3,295	3,090
Series D, Rev., 5.00%, 11/15/2027	1,200	1,231
Metropolitan Transportation Authority Dedicated Tax Fund, Sustainable Bond, Series A, Special Tax, 5.25%, 11/15/2054	2,790	2,949
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,740
Metropolitan Transportation Authority, Green Bond
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,112
Series C2, Rev., Zero Coupon, 11/15/2032	500	394
Series C, Rev., 5.00%, 11/15/2040	2,465	2,540
Series E, Rev., 4.00%, 11/15/2045	60	54
Series E, Rev., 5.00%, 11/15/2029	250	272

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority, Green Bonds
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,002
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,010
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,041
Series D3, Rev., 4.00%, 11/15/2049	1,000	899
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,186
Metropolitan Transportation Authority, Sustainable Bond
Series A, Rev., 5.25%, 11/15/2049	2,000	2,092
Series C1, Rev., 4.00%, 11/15/2031	2,450	2,491
Series E, Rev., 5.00%, 11/15/2033	2,400	2,616
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,763
Monroe County Industrial Development Corp., Andrews Terrace Community
Rev., HUD, 5.00%, 07/01/2028 (z)	3,915	4,057
Monroe County Industrial Development Corp., Rochester Regional Health Project
Rev., 5.00%, 12/01/2027	1,000	1,042
Rev., 5.00%, 12/01/2028	1,700	1,802
Rev., 5.00%, 12/01/2029	1,900	2,043
Monroe County Industrial Development Corp., University of Rochester Project, Series A, Rev., 5.00%, 07/01/2053	13,650	14,000
MTA Hudson Rail Yards Trust Obligations
Series A, Rev., 5.00%, 11/15/2051	10,000	9,997
Series A, Rev., 5.00%, 11/15/2056	2,000	1,980
New York City Health and Hospitals Corp.
Series A, Rev., 5.00%, 02/15/2026	6,055	6,109
Series A, Rev., 5.00%, 02/15/2027	2,675	2,769
New York City Housing Development Corp.
Rev., HUD, 3.70%, 05/01/2064 (z)	2,450	2,490
Rev., 3.75%, 05/01/2065 (z)	15,550	15,828
Rev., 4.00%, 12/15/2031	205	212
Series E, Rev., 3.30%, 05/01/2055 (z)	2,930	2,931
New York City Housing Development Corp., 8 Spruce Street, Rev., 5.25%, 12/15/2031	1,000	1,032
New York City Housing Development Corp., Sustainable Bond
Series A2, Rev., 3.25%, 11/01/2064 (z)	2,725	2,752
Series E2, Rev., 3.80%, 11/01/2063 (z)	1,300	1,319
New York City Industrial Development Agency, Queens Baseball Stadium Project
Rev., 2.00%, 01/01/2038	675	507
Rev., 3.00%, 01/01/2040	250	210
Series A, Rev., 4.00%, 01/01/2032	1,000	1,041
Series A, Rev., 5.00%, 01/01/2027	625	643
Series A, Rev., 5.00%, 01/01/2029	1,000	1,072
Series A, Rev., 5.00%, 01/01/2030	1,500	1,636
New York City Industrial Development Agency, Yankee Stadium Project Pilot
Rev., 4.00%, 03/01/2045	8,825	8,187
Rev., 5.00%, 03/01/2028	1,250	1,321
Rev., 5.00%, 03/01/2029	1,500	1,616
Rev., 5.00%, 03/01/2030	3,900	4,274

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority
Rev., VRDO, 3.50%, 10/01/2025 (z)	6,665	6,665
Rev., VRDO, 4.00%, 10/01/2025 (z)	11,150	11,150
Rev., 5.00%, 06/15/2037	2,000	2,275
Series AA1, Rev., 5.25%, 06/15/2052	4,610	4,829
Series AA3, Rev., 5.00%, 06/15/2047	4,065	4,212
Series BB, Rev., 3.55%, 06/15/2049 (z)	29,190	29,190
Series CC1, Rev., 4.00%, 06/15/2052	5,000	4,567
Series DD, Rev., 5.00%, 06/15/2034	1,920	2,205
New York City Municipal Water Finance Authority, Second General Resolution
Rev., VRDO, 3.50%, 10/01/2025 (z)	8,195	8,195
Rev., VRDO, 3.65%, 10/01/2025 (z)	8,000	8,000
Rev., 4.00%, 06/15/2051	9,205	8,470
Rev., 5.00%, 06/15/2044	2,755	2,901
Rev., 5.00%, 06/15/2046	5,000	5,066
Rev., 5.25%, 06/15/2054	5,000	5,267
Series BB, Rev., 5.00%, 06/15/2043	5,535	5,951
Series CC1, Rev., 5.00%, 06/15/2049	5,000	5,092
New York City Municipal Water Finance Authority, Subordinate Fiscal 2025, Series AA, Rev., 5.25%, 06/15/2053	15,890	16,899
New York City Municipal Water Finance Authority, Subordinated Second General Resolution, Rev., VRDO, 3.55%, 10/01/2025 (z)	4,300	4,300
New York City Transitional Finance Authority
Rev., VRDO, 4.00%, 10/01/2025 (z)	11,100	11,100
Rev., 5.00%, 11/01/2027	4,490	4,731
Rev., 5.00%, 05/01/2030	2,000	2,221
Rev., 5.00%, 11/01/2034	2,465	2,847
Rev., 5.00%, 05/01/2038	4,900	5,418
Rev., 5.00%, 11/01/2038	3,485	3,872
Rev., 5.00%, 05/01/2041	6,000	6,506
Rev., 5.25%, 05/01/2048	5,165	5,475
Rev., 5.25%, 05/01/2049	3,000	3,174
New York City Transitional Finance Authority Building Aid Revenue, Subordinate
Series S1, Rev., 4.00%, 07/15/2034	1,000	1,033
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,514
New York City Transitional Finance Authority Future Tax Secured, Rev., 5.00%, 08/01/2029	1,000	1,094
New York City Transitional Finance Authority Future Tax Secured Revenue
Rev., VRDO, 3.52%, 10/01/2025 (z)	10,000	10,000
Rev., 4.00%, 08/01/2036	11,260	11,312
Rev., 5.00%, 11/01/2028	600	646
Series A4, Rev., VRDO, 3.85%, 10/01/2025 (z)	11,200	11,200
Series B1, Rev., 4.00%, 08/01/2042	17,500	16,584
Series E1, Rev., 3.00%, 02/01/2028	730	738
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,221
Series F1, Rev., 5.00%, 02/01/2041	2,000	2,160
Series F1, Rev., 5.00%, 02/01/2045	5,000	5,241
Series F1, Rev., 5.00%, 02/01/2046	3,335	3,480
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured
Rev., 4.00%, 11/01/2035	7,000	7,117
Series A3, Rev., 4.00%, 08/01/2043	5,645	5,290

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,010
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Subordinated
Series A3, Rev., 4.00%, 08/01/2042	2,500	2,369
Series E1, Rev., 4.00%, 02/01/2041	12,000	11,660
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate
Rev., 4.00%, 05/01/2038	2,000	2,004
Rev., 5.00%, 11/01/2025	255	255
Series B1, Rev., 4.00%, 08/01/2036	7,415	7,521
Series DS, Rev., 4.00%, 11/01/2038	4,000	3,993
Series E1, Rev., 4.00%, 02/01/2046	2,000	1,873
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Future Tax Secured, Rev., 4.00%, 11/01/2040	5,000	4,917
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Multi Modal, Series A, Rev., 5.00%, 05/01/2040	1,000	1,080
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured, Rev., 3.75%, 11/01/2025	8,000	7,996
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated
Rev., 5.00%, 11/01/2026	1,000	1,027
Rev., 5.00%, 05/01/2031	1,000	1,110
Rev., 5.25%, 08/01/2042	3,000	3,208
Series A3, Rev., 4.00%, 05/01/2042	2,000	1,908
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,759
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated Future Tax Secured, Rev., VRDO, 3.50%, 10/01/2025 (z)	7,000	7,000
New York City Transitional Finance Authority, Building Aid Revenue
Series S2, Rev., 5.00%, 07/15/2031 (w)	4,055	4,567
Series S2, Rev., 5.00%, 07/15/2042 (w)	1,250	1,346
New York City Transitional Finance Authority, Fiscal 2025
Series D, Rev., 5.00%, 05/01/2035	900	1,033
Series D, Rev., 5.00%, 05/01/2036	1,540	1,752
New York City Transitional Finance Authority, Multi Modal Bonds Subordinate, Rev., 5.00%, 05/01/2039	1,500	1,639
New York City Transitional Finance Authority, Subordinate
Series D1, Rev., 5.00%, 11/01/2034	4,410	5,060
Series D1, Rev., 5.00%, 11/01/2037	715	794
Series D1, Rev., 5.00%, 11/01/2039	3,000	3,290
New York City Transitional Finance Authority, Subordinate Fiscal 2025
Rev., 5.00%, 11/01/2032	1,315	1,505
Rev., 5.00%, 11/01/2034	1,965	2,269
Rev., 5.00%, 11/01/2038	4,100	4,538
Series H, Rev., 5.00%, 11/01/2042	1,000	1,078
Series H, Rev., 5.25%, 11/01/2045	1,500	1,617
New York City Transitional Finance Authority, Subordinate Fiscal 2026, Series A, Rev., 5.00%, 05/01/2044	5,000	5,313
New York City Transitional Finance Authority, Subordinated Bonds
Series E, Rev., 5.00%, 11/01/2039	6,000	6,609
Series E, Rev., 5.00%, 11/01/2042	900	968
Series E, Rev., 5.00%, 11/01/2043	2,485	2,646
Series E, Rev., 5.00%, 11/01/2053	4,500	4,662

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Subordinated Future Tax
Rev., 5.00%, 11/01/2039	3,780	4,164
Series CS, Rev., 5.00%, 05/01/2045	5,000	5,259
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	552
New York City Water & Sewer System
Series BB1, Rev., 5.00%, 06/15/2049	500	509
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,108
New York City Water & Sewer System, Second General Resolution
Rev., 5.00%, 06/15/2026	1,005	1,023
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,764
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,397
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,164
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,058
Series DD, Rev., 5.00%, 06/15/2047	6,680	6,700
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 3.85%, 10/01/2025 (z)	12,800	12,800
New York City Water & Sewer System, Water and Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,139
New York Liberty Development Corp.
Rev., 5.25%, 10/01/2035	19,150	22,020
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,445
Series 1WTC, Rev., 4.00%, 02/15/2043	4,985	4,789
New York Liberty Development Corp., 3 World Trade Center, Rev., 5.38%, 11/15/2040 (e)	1,945	1,945
New York Liberty Development Corp., 7 World Trade Center Project, Rev., 3.13%, 09/15/2050	3,000	2,234
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	30,100	30,100
New York Power Authority
Rev., 4.00%, 11/15/2049	2,000	1,837
Rev., 5.00%, 11/15/2041	1,500	1,639
New York Power Authority, Green Transmission Project
Rev., 5.00%, 11/15/2028	1,000	1,086
Rev., 5.00%, 11/15/2034	635	712
Rev., 5.00%, 11/15/2035	1,250	1,390
New York Power Authority, Sustainable Bonds, Rev., 5.13%, 11/15/2063	4,000	4,159
New York State Dormitory Authority
Rev., 5.00%, 10/01/2025	1,350	1,350
Rev., 5.00%, 10/01/2026	875	897
Rev., 5.00%, 07/01/2035	750	867
Rev., 5.00%, 10/01/2037	1,000	1,091
Rev., 5.00%, 10/01/2039	860	925
Rev., 5.00%, 07/01/2042	5,000	5,078
Series A1, Rev., 5.00%, 03/15/2036	2,500	2,815
Series A, Rev., 4.00%, 03/15/2039	1,000	1,001
Series A, Rev., 4.00%, 03/15/2054	8,090	7,375
Series A, Rev., 5.00%, 03/15/2029 (p)	1,070	1,163
Series A, Rev., 5.00%, 03/15/2034	2,000	2,039
Series A, Rev., 5.00%, 03/15/2036	1,765	1,995
Series A, Rev., 5.00%, 03/15/2040	1,000	1,038
Series A, Rev., 5.00%, 02/15/2043	3,000	3,008

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series A, Rev., 5.00%, 03/15/2044	2,460	2,592
Series C, Rev., 5.00%, 03/15/2041	690	751
Series C, Rev., 5.00%, 03/15/2042	1,060	1,142
Series C, Rev., 5.00%, 03/15/2043	1,435	1,537
New York State Dormitory Authority, Bidding Group 3, Series A, Rev., 5.00%, 03/15/2054	14,205	14,657
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.50%, 07/01/2054	5,000	5,432
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,382
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026 (p)	95	96
New York State Dormitory Authority, Green Bond, Cornell University, Rev., 5.00%, 07/01/2034	1,100	1,292
New York State Dormitory Authority, Group 2
Series A, Rev., 5.00%, 03/15/2033	2,000	2,195
Series A, Rev., 5.00%, 03/15/2036	2,015	2,126
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,257
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Rev., 5.00%, 07/01/2040	1,500	1,499
New York State Dormitory Authority, Montefiore Obligated Group
Series A, Rev., 5.00%, 08/01/2026	900	913
Series A, Rev., 5.00%, 08/01/2031	1,010	1,042
New York State Dormitory Authority, Northwell Health Obligated
Rev., 5.00%, 05/01/2034	13,180	14,882
Rev., 5.25%, 05/01/2054	5,000	5,148
New York State Dormitory Authority, Northwell Health Obligated Group
Rev., 4.00%, 05/01/2045	6,500	5,898
Rev., 4.25%, 05/01/2052	4,930	4,431
Rev., 5.00%, 05/01/2052	3,000	3,037
New York State Dormitory Authority, Refunded General Purpose, Series B, Rev., 5.00%, 02/15/2026 (p)	2,835	2,860
New York State Dormitory Authority, Roswell Park Cancer Institute, Rev., 5.50%, 07/01/2050	2,500	2,674
New York State Dormitory Authority, Second Bond Financing Program
Rev., 5.00%, 10/01/2029	2,000	2,203
Rev., 5.00%, 10/01/2030	2,670	2,996
Rev., 5.00%, 10/01/2036	260	285
New York State Dormitory Authority, St John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	875
New York State Dormitory Authority, Unrefunded, Series A, Rev., 5.00%, 03/15/2029	1,930	2,095
New York State Dormitory Authority, Unrefunded 2024 Bidding Group, Rev., 5.00%, 03/15/2029	2,000	2,171
New York State Dormitory Authority, Unrefunded General Purpose, Series D, Rev., 5.00%, 02/15/2026 (p)	5	5
New York State Dormitory Authority, Unrefunded Group 2, Series E, Rev., 5.00%, 03/15/2028 (p)	1,000	1,064
New York State Dormitory Authority, White Plains Hospital Obligated
Rev., 5.00%, 10/01/2039	750	803
Rev., 5.25%, 10/01/2040	500	540
Rev., 5.25%, 10/01/2041	525	560
Rev., 5.25%, 10/01/2049	2,025	2,041
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037	2,500	2,579
New York State Energy Research & Development Authority
Series A, Rev., 3.80%, 08/01/2032	6,710	6,911
Series B, Rev., 3.80%, 08/01/2032	6,240	6,427
Series C, Rev., 3.80%, 08/01/2032	6,750	6,953

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York State Environmental Facilities Corp., Green Bond 2010 Master Financing Project
Rev., 5.00%, 09/15/2028	575	621
Rev., 5.00%, 09/15/2031	250	286
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 4.25%, 09/01/2050 (e) (z)	1,100	1,110
New York State Housing Finance Agency, Series B2, Rev., HUD, SONYMA, 3.60%, 11/01/2064 (z)	11,000	11,116
New York State Housing Finance Agency, Housing 160 West 62nd Street, Rev., 3.60%, 11/01/2044 (z)	2,805	2,862
New York State Housing Finance Agency, Sustainability Bonds
Series B, Rev., HUD, SONYMA, 3.60%, 11/01/2062 (z)	1,705	1,705
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	4,045	3,902
New York State Thruway Authority
Series A1, Rev., 4.00%, 03/15/2041	500	487
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,109
Series A, Rev., 5.00%, 01/01/2041	6,000	6,003
New York State Thruway Authority, Bidding Group 4, Series A, Rev., 5.00%, 03/15/2051	5,000	5,198
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	3,052
New York State Urban Development Corp.
Series A, Rev., 4.00%, 03/15/2042	2,000	1,939
Series E, Rev., 4.00%, 03/15/2046	10,000	9,201
New York State Urban Development Corp., Bidding Group 4, Series A, Rev., 3.00%, 03/15/2050	4,000	2,933
New York State Urban Development Corp., Group 2, Series E, Rev., 4.00%, 03/15/2038	1,000	1,004
New York State Urban Development Corp., Personal Income Tax
Rev., 4.00%, 03/15/2037	2,000	2,018
Rev., 4.00%, 03/15/2041	5,000	4,876
Rev., 5.00%, 03/15/2030	500	554
Series C3, Rev., 5.00%, 03/15/2038	1,860	1,914
New York State Urban Development Corp., State Personal Income Tax
Rev., 4.00%, 03/15/2042	2,000	1,923
Series AG, Rev., 5.00%, 03/15/2038	5,000	5,108
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series A, Rev., 5.00%, 03/15/2042	5,000	5,114
Series B, Rev., 3.54%, 03/15/2028 (p)	7,000	6,957
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	25,905	26,652
New York Transportation Development Corp.
Rev., AMT, 5.00%, 01/01/2036	5,405	5,491
Rev., AMT, 5.00%, 12/01/2036	4,000	4,221
Rev., AMT, 5.00%, 06/30/2049	12,000	12,030
Rev., AMT, 5.00%, 06/30/2054	5,000	4,989
Rev., AMT, 5.25%, 06/30/2049	5,000	5,044
Rev., AMT, 5.50%, 06/30/2060	13,500	13,623
New York Transportation Development Corp., American Airlines Inc
Rev., AMT, 2.25%, 08/01/2026	200	198
Rev., AMT, 5.00%, 08/01/2026	1,880	1,881
New York Transportation Development Corp., Delta Air Lines, Inc, LaGuardia
Rev., AMT, 4.38%, 10/01/2045	11,130	10,244
Rev., AMT, 5.00%, 01/01/2032	3,000	3,083

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 4.00%, 10/01/2030	2,500	2,535
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	11,000	11,492
New York Transportation Development Corp., John F. Kennedy International Airport, Rev., AMT, 5.38%, 08/01/2036	2,000	2,079
New York Transportation Development Corp., LaGuardia Airport Terminal
Rev., AMT, 5.63%, 04/01/2040	15,355	16,045
Rev., AMT, 6.00%, 04/01/2035	5,000	5,496
New York Transportation Development Corp., LaGuardia Airport Terminal B
Rev., AMT, 4.00%, 07/01/2033	2,500	2,500
Rev., AMT, 5.00%, 07/01/2046	16,280	16,118
Rev., AMT, 5.25%, 01/01/2050	15,195	15,194
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment
Rev., AMT, 4.00%, 07/01/2031	4,500	4,500
Rev., AMT, 4.00%, 07/01/2032	11,200	11,202
Rev., AMT, 4.00%, 07/01/2035	5,080	5,047
Rev., AMT, 5.00%, 07/01/2041	1,000	1,000
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	599
New York Transportation Development Corp., Sustainable Bond, JFK International Airport
Rev., AMT, 4.50%, 12/31/2054	3,000	2,826
Rev., AMT, 5.00%, 06/30/2049	14,750	14,779
Rev., AMT, 5.38%, 06/30/2060	3,920	3,878
Rev., AMT, 5.50%, 06/30/2043	1,585	1,640
Rev., AMT, 5.50%, 06/30/2054	4,500	4,575
Rev., AMT, 5.50%, 12/31/2054	12,000	12,320
Rev., AMT, 5.50%, 12/31/2060	5,000	5,103
Rev., AMT, 6.00%, 06/30/2043	2,000	2,217
Rev., AMT, 6.00%, 06/30/2044	2,650	2,869
Rev., AMT, 6.00%, 06/30/2050	8,000	8,537
Rev., AMT, 6.00%, 06/30/2054	14,075	14,667
New York Transportation Development Corp., Terminal 4 JFK International
Rev., AMT, 5.00%, 12/01/2030	1,710	1,857
Rev., AMT, 5.00%, 12/01/2032	2,005	2,192
Rev., AMT, 5.00%, 12/01/2033	1,000	1,061
Rev., AMT, 5.00%, 12/01/2037	3,500	3,666
Rev., AMT, 5.00%, 12/01/2038	1,000	1,039
New York Transportation Development Corp., Terminal 4 JFK International Airport
Rev., AMT, 5.00%, 12/01/2030	4,170	4,529
Rev., AMT, 5.00%, 12/01/2035	1,000	1,064
New York Transportation Development Corp., Terminal 4 John F Kennedy International
Rev., AMT, 4.00%, 12/01/2038	300	284
Rev., AMT, 4.00%, 12/01/2039	300	281
Rev., AMT, 4.00%, 12/01/2040	1,475	1,362
Rev., AMT, 4.00%, 12/01/2041	300	272
Rev., AMT, 4.00%, 12/01/2042	300	267
Rev., 5.00%, 12/01/2025	200	201
Rev., 5.00%, 12/01/2026	995	1,019
Rev., 5.00%, 12/01/2027	200	209

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Rev., 5.00%, 12/01/2028	200	214
Rev., 5.00%, 12/01/2037	250	265
Rev., 5.00%, 12/01/2038	2,250	2,369
Onondaga Civic Development Corp.
Rev., 5.00%, 12/01/2039	1,000	1,116
Rev., 5.25%, 12/01/2042	1,000	1,109
Port Authority of New York & New Jersey
Rev., AMT, 5.00%, 11/15/2042	1,500	1,515
Series 207, Rev., AMT, 5.00%, 09/15/2027	2,210	2,300
Series 207, Rev., AMT, 5.00%, 09/15/2028	1,080	1,133
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,226
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	4,974
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,370
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,173
Series 242, Rev., AMT, 5.00%, 12/01/2042	7,000	7,233
Port Authority of New York & New Jersey, Consolidated
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,045
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,110
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,752
Series 221, Rev., AMT, 5.00%, 07/15/2032	2,620	2,817
Port Authority of New York & New Jersey, Consolidated 211, Rev., 4.00%, 09/01/2043	18,590	17,785
Port Authority of New York & New Jersey, Consolidated Bond 233, Rev., 5.00%, 08/01/2038	670	732
Port Authority of New York & New Jersey, Consolidated Bond Two, Rev., AMT, 5.50%, 08/01/2052	8,500	8,938
Port Authority of New York & New Jersey, Consolidated Bond Two Hund, Rev., AMT, 5.00%, 01/15/2039	1,250	1,322
Port Authority of New York & New Jersey, Consolidated Bonds
Series 221, Rev., AMT, 4.00%, 07/15/2039	5,000	4,868
Series 221, Rev., AMT, 4.00%, 07/15/2040	3,715	3,548
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Series 222, Rev., 4.00%, 07/15/2036	10,250	10,417
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty Third, Rev., 4.00%, 12/15/2039	6,000	5,963
State of New York Mortgage Agency Homeowner Mortgage Revenue, Social Bonds, Series 253, Rev., SONYMA, AMT, 4.70%, 10/01/2038	2,030	2,052
State of New York Mortgage Agency, Social Bonds, Series 233, Rev., 3.00%, 10/01/2045	1,505	1,487
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	85	85
Suffolk Regional Off-Track Betting Co., Rev., 6.00%, 12/01/2053	1,000	1,010
Triborough Bridge & Tunnel Authority
Rev., 5.25%, 05/15/2054	9,940	10,494
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	4,082
Series A, Rev., 5.00%, 11/15/2041	1,975	1,981
Series A, Rev., 5.00%, 11/15/2047	2,500	2,574
Series A, Rev., 5.00%, 11/15/2049	3,040	3,111
Triborough Bridge & Tunnel Authority Sales Tax Revenue
Series A1, Rev., 5.00%, 05/15/2049	2,600	2,717
Series A1, Rev., 5.00%, 05/15/2054	2,355	2,445
Series A1, Rev., 5.25%, 05/15/2059	16,710	17,629
Series A1, Rev., 5.25%, 05/15/2064	5,000	5,260
Series A2, Rev., 5.25%, 05/15/2064	24,000	25,144

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Triborough Bridge & Tunnel Authority, Green Bond
Series E1, Rev., 5.00%, 11/15/2027	1,155	1,211
Series E-2B, Rev., 5.00%, 11/15/2032	575	656
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,422
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Rev., 5.00%, 11/15/2026	2,440	2,511
Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels
Series A, Rev., 5.00%, 11/15/2042	2,000	2,158
Series A, Rev., 5.00%, 11/15/2043	3,500	3,751
Series A, Rev., 5.00%, 11/15/2045	2,000	2,122
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Green Bonds, Rev., 5.00%, 11/15/2029	1,615	1,787
Triborough Bridge & Tunnel Authority, Sales Tax Revenue, MTA Bridges & Tunnels TBTA Capital Lockbox Fund, Rev., 5.25%, 05/15/2062	7,500	7,828
Triborough Bridge & Tunnel Authority, Senior
Series C, Rev., 5.00%, 05/15/2040	5,000	5,343
Series C, Rev., 5.00%, 05/15/2047	1,000	1,033
Triborough Bridge & Tunnel Authority, Senior Lien
Rev., 5.00%, 05/15/2050 (z)	7,000	7,093
Series C, Rev., 5.25%, 05/15/2052	10,000	10,449
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,159
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels
Rev., 5.00%, 05/15/2035	2,000	2,226
Rev., 5.00%, 05/15/2036	2,000	2,209
Rev., 5.00%, 05/15/2038	4,240	4,608
Triborough Bridge & Tunnel Authority, TBTA Capital Lockbox Fund
Rev., 4.50%, 12/01/2056	4,085	3,976
Rev., 5.00%, 12/01/2036	500	574
Rev., 5.00%, 12/01/2043	1,400	1,484
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	753
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	5,889
Utility Debt Securitization Authority
Series 1, Rev., 5.00%, 12/15/2031	3,000	3,304
Series 1, Rev., 5.00%, 12/15/2039	1,000	1,117
Utility Debt Securitization Authority, Restructuring Bonds
Rev., 5.00%, 12/15/2033	1,500	1,505
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,661
Westchester County Local Development Corp., Rev., 5.00%, 07/01/2056 (e)	2,000	1,721
Westchester County Local Development Corp., Westchester Med. Ctr. Obligated
Rev., 5.00%, 11/01/2047	5,610	5,730
Rev., 5.75%, 11/01/2048	1,400	1,497
Rev., 5.75%, 11/01/2049	2,000	2,136
Rev., 6.25%, 11/01/2052	420	420
Westchester County Local Development Corp., Westchester Medical Center
Rev., 5.00%, 11/01/2032	1,500	1,458
Rev., 5.00%, 11/01/2046	3,500	3,140
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	140	138

		1,620,917

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — 1.1%
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,144
Charlotte-Mecklenburg Hospital Authority, The Atrium Health, Series D, Rev., 3.63%, 01/15/2048 (z)	2,200	2,228
City of Charlotte Airport Revenue, Rev., 5.00%, 07/01/2040	2,375	2,563
City of Charlotte Airport Revenue, Airport, Series A, Rev., 4.00%, 07/01/2036	1,520	1,548
City of Charlotte Airport Revenue, Charlotte Douglas International, Rev., AMT, 5.00%, 07/01/2026	1,315	1,335
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International
Rev., 5.00%, 07/01/2049	5,000	5,092
Rev., AMT, 5.00%, 07/01/2049	7,335	7,399
City of Charlotte NC Water & Sewer System Revenue, Rev., 5.00%, 07/01/2041	500	548
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,363
City of Mebane, Combined Utilities Revenue, Rev., 4.00%, 08/01/2044	1,175	1,116
Columbus County Industrial Facilities & Pollution Control Financing Authority
Rev., 3.45%, 11/01/2033 (z)	2,500	2,514
Rev., 4.20%, 05/01/2034	1,000	1,024
County of Cumberland, Qualified School Construction Bonds, COP, 1.25%, 12/15/2025	4,000	3,977
County of Macon NC, Rev., 4.00%, 10/01/2043	650	624
Greater Asheville Regional Airport Authority
Rev., AMT, 5.25%, 07/01/2040	500	530
Rev., AMT, 5.25%, 07/01/2041	415	437
Rev., AMT, 5.25%, 07/01/2048	13,150	13,454
Inlivian, Rev., 3.30%, 11/10/2043 (z)	1,130	1,141
North Carolina Department of Transportation, I-77 Hot Lanes Project, Rev., AMT, 5.00%, 06/30/2054	5,325	5,325
North Carolina Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 3.20%, 07/01/2056 (z)	3,760	3,760
Rev., GNMA/FNMA/FHLMC, 4.35%, 01/01/2044	1,075	1,068
Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2044	835	831
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	920	1,030
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	3,690	4,079
Series 44, Rev., 2.30%, 01/01/2031	1,030	971
Series 44, Rev., 4.00%, 07/01/2050	180	182
Series 45, Rev., GNMA/FNMA/FHLMC, 1.90%, 01/01/2032	1,525	1,368
North Carolina Housing Finance Agency, 1998 Trust Agreement, Series 5, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2056	2,120	2,390
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	620	613
North Carolina Housing Finance Agency, Sustainable Bond 1998 Trust Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,075	2,259
North Carolina Housing Finance Agency, Sustainable Bonds 1998 Trust
Rev., GNMA/FNMA/FHLMC, 4.90%, 07/01/2043	4,915	5,021
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	4,685	5,085
North Carolina Medical Care Commission, CaroMont Health, Series A, Rev., 4.00%, 02/01/2036	1,875	1,893
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	949
North Carolina Medical Care Commission, Penick Village Project, Series A, Rev., 5.50%, 09/01/2054	460	449

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
North Carolina Medical Care Commission, Presbyterian Homes Obligations
Series A, Rev., 4.00%, 10/01/2027	600	604
Series A, Rev., 4.00%, 10/01/2040	1,600	1,475
Series A, Rev., 4.00%, 10/01/2045	2,250	1,942
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,925
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	735
North Carolina Medical Care Commission, Vidant Health, Rev., 5.00%, 06/01/2045	1,145	1,145
North Carolina State Education Assistance Authority, Series A, Rev., AMT, 5.00%, 06/01/2045	4,020	4,151
North Carolina State Education Assistance Authority, Senior Bonds, Series A, Rev., AMT, 5.00%, 06/01/2043	1,355	1,402
North Carolina Turnpike Authority, Senior Lien, Rev., 5.00%, 01/01/2038	2,375	2,463
North Carolina Turnpike Authority, Triangle Expressway System
Rev., 5.00%, 01/01/2053	2,000	2,053
Rev., 5.00%, 01/01/2058	14,995	15,357
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., 5.00%, 01/01/2049	1,000	1,014
Raleigh Durham Airport Authority, Series A, Rev., AMT, 5.00%, 05/01/2032	505	518
State of North Carolina, Rev., 3.00%, 05/01/2028	3,000	2,986
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	2,862
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,085
The Charlotte-Mecklenburg Hospital Authority, Atrium Health, Rev., VRDO, LOC: Royal Bank of Canada, 3.65%, 10/01/2025 (z)	15,000	15,000
University of North Carolina at Chapel Hill, Series A, Rev., (United States SOFR * 0.67 + 1.05%), 3.84%, 12/01/2041 (aa)	3,000	3,014
University of North Carolina at Wilmington, Rev., 5.00%, 06/01/2028	1,400	1,402
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,323

		149,766

North Dakota — 0.4%
Cass County Joint Water Resource District, Series A, Rev., CNTY GTD, 3.45%, 04/01/2027	17,250	17,261
City of Grand Forks, Altru Health System
Rev., 5.00%, 12/01/2031	1,500	1,606
Series A, Rev., 5.00%, 12/01/2041	1,000	1,041
City of Horace
Series C, GO, 4.50%, 05/01/2039	1,780	1,783
Series C, GO, 4.75%, 05/01/2044	1,885	1,830
County of Ward, Trinity Obligation Group
Series C, Rev., 5.00%, 06/01/2043	2,500	2,386
Series C, Rev., 5.00%, 06/01/2048	4,000	3,741
Series C, Rev., 5.00%, 06/01/2053	2,000	1,832
North Dakota Housing Finance Agency
Rev., 4.65%, 07/01/2044	5,000	5,059
Series B, Rev., 3.00%, 07/01/2051	1,235	1,223
Series C, Rev., 4.00%, 01/01/2050	460	466
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	35	35
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	1,460	1,470
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	765	753
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Finance Program, Rev., 5.75%, 01/01/2054	455	487

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Dakota — continued
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Financing, Rev., 5.75%, 07/01/2053	1,125	1,197
North Dakota Housing Finance Agency, Sustainable Bonds Home Mortgage, Rev., 6.25%, 01/01/2054	3,520	3,832
North Dakota Public Finance Authority, Rev., 5.00%, 10/01/2038	4,840	5,398
University of North Dakota, Series A, COP, 4.00%, 06/01/2046	1,480	1,414
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	303

		53,117

Ohio — 2.0%
Akron Bath Copley Joint Township Hospital District
Rev., 4.00%, 11/15/2036	1,000	1,016
Rev., 5.00%, 11/15/2030	700	760
Rev., 5.25%, 11/15/2046	6,275	6,354
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,179
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations
Rev., 4.00%, 11/15/2034	500	511
Rev., 4.00%, 11/15/2035	1,000	1,018
Rev., 4.00%, 11/15/2038	750	754
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligation Group, Rev., 4.00%, 11/15/2037	1,600	1,620
American Municipal Power, Inc., Fremont Energy Center Project
Rev., 4.00%, 02/15/2036	1,750	1,773
Rev., 5.00%, 02/15/2026	600	605
American Municipal Power, Inc., Prairie State Energy Campus, Rev., 5.00%, 02/15/2026	2,500	2,522
Buckeye Tobacco Settlement Financing Authority
Series B2, Rev., 5.00%, 06/01/2055	18,415	15,709
Series B, Rev., Zero Coupon, 06/01/2057	5,000	467
City of Chillicothe, Adena Health System, Rev., 5.00%, 12/01/2047	10,410	10,448
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,086
Columbus Metropolitan Housing Authority, Rev., 4.00%, 06/01/2034	2,000	1,993
Columbus Regional Airport Authority, Rev., AMT, 5.00%, 01/01/2033	4,275	4,691
Columbus Regional Airport Authority, John Glenn Columbus International Airport
Rev., 5.00%, 01/01/2044	2,700	2,845
Rev., AMT, 5.25%, 01/01/2041	6,500	6,898
Columbus-Franklin County Finance Authority
Rev., 5.00%, 12/01/2029 (e)	805	843
Rev., 5.00%, 12/01/2038 (e)	1,345	1,374
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,750	1,698
Columbus-Franklin County Finance Authority, Dering Family Homes Project, Rev., HUD, 5.00%, 07/01/2045 (z)	2,200	2,241
County of Allen OH Hospital Facilities Revenue, Rev., 4.00%, 12/01/2040	1,415	1,366
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	52
County of Butler, UC Health, Rev., 5.00%, 11/15/2030	1,300	1,328
County of Franklin, Nationwide Children’s Hospital
Rev., 4.00%, 11/01/2040	2,000	1,938
Rev., 5.00%, 11/01/2031	1,000	1,119
County of Hamilton OH Sewer System Revenue, Rev., 5.00%, 12/01/2049	2,915	3,048

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
County of Hamilton, TriHealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,578
County of Hamilton, Uc Health
Series A, Rev., 5.50%, 08/01/2039	1,000	1,072
Series A, Rev., 5.50%, 08/01/2042	3,000	3,106
Series A, Rev., 5.50%, 08/01/2051	1,000	1,009
County of Lucas, ProMedica Healthcare Obligated Group, Rev., 5.25%, 11/15/2048	3,120	3,078
County of Miami, Improvement, Kettering Health Network, Rev., 5.00%, 08/01/2049	2,000	2,007
County of Montgomery, Dayton Children’s Hospital
Rev., 5.00%, 08/01/2027	725	754
Rev., 5.00%, 08/01/2029	145	157
Rev., 5.00%, 08/01/2033	230	253
County of Montgomery, Kettering Health Network Obligations, Rev., 4.00%, 08/01/2041	1,200	1,131
County of Van Wert, Van Wert Health Obligated, Rev., 6.13%, 12/01/2049 (p)	1,900	2,120
County of Warren, Otterbein Homes Obligated Group
Rev., 5.00%, 07/01/2031	845	924
Rev., 5.00%, 07/01/2032	800	881
Rev., 5.00%, 07/01/2042	1,380	1,415
Franklin County Convention Facilities Authority, Greater Columbus Convention Center, Rev., 5.00%, 12/01/2044	1,000	957
Jefferson County Port Authority, JSW Steel USA Ohio, Rev., AMT, 5.00%, 12/01/2053 (e) (z)	5,835	5,902
JobsOhio Beverage System, Series A, Rev., 2.83%, 01/01/2038	15,000	12,538
Miami University
Series A, Rev., 5.00%, 09/01/2028	515	551
Series A, Rev., 5.00%, 09/01/2030	1,005	1,122
Series A, Rev., 5.00%, 09/01/2037	925	1,033
Northeast Ohio Medical University, Rev., BAM, 5.00%, 12/01/2043	1,475	1,495
Ohio Air Quality Development Authority
Rev., AMT, 3.70%, 04/01/2028	3,345	3,349
Rev., AMT, 3.70%, 10/01/2028	3,345	3,349
Ohio Air Quality Development Authority, American Electric Power Co. Project, Rev., AMT, 2.50%, 08/01/2040 (z)	2,500	2,392
Ohio Air Quality Development Authority, AMG Vanadium Project, Rev., AMT, 5.00%, 07/01/2049 (e)	9,000	8,234
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	7,158
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,354
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	957
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Rev., 1.50%, 02/01/2026 (z)	120	120
Ohio Higher Educational Facility Commission, Rev., 4.00%, 10/01/2050	1,500	1,186
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 3.12%, 12/01/2042 (aa)	155	154
Ohio Higher Educational Facility Commission, Case Western Reserve University, Rev., 5.00%, 12/01/2040	1,065	1,075
Ohio Higher Educational Facility Commission, Senior University Circle, Inc., Rev., 5.00%, 01/15/2050	1,000	1,002
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,209

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Ohio Housing Finance Agency
Rev., 3.35%, 07/01/2043 (z)	5,000	5,047
Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2055	1,225	1,348
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	670	677
Ohio Housing Finance Agency, Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 3.25%, 09/01/2052	5,360	5,323
Ohio Housing Finance Agency, Thornwood Commons, Rev., FHA HUD, 5.00%, 12/01/2026 (z)	2,000	2,006
Ohio State University (The), Sustainable Bonds Multiyear Debt, Rev., 4.00%, 12/01/2041	2,060	2,023
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Series A, Rev., 4.00%, 02/15/2038	1,500	1,511
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure
Rev., 5.00%, 02/15/2028	500	530
Rev., 5.00%, 02/15/2033	365	418
Ohio Water Development Authority
Series A, Rev., 5.00%, 06/01/2029	500	542
Series A, Rev., 5.00%, 12/01/2039	4,000	4,464
Series A, Rev., 5.00%, 12/01/2043	2,250	2,436
Ohio Water Development Authority Water Pollution Control Loan Fund
Series A, Rev., 5.00%, 12/01/2030	3,000	3,378
Series B, Rev., 3.00%, 12/01/2034	125	122
Ohio Water Development Authority Water Pollution Control Loan Fund, Sustainable Bonds Water Pollution, Rev., 5.00%, 12/01/2033	4,420	5,101
Ohio Water Development Authority, Sustainability Bond, Series A, Rev., 5.00%, 06/01/2031	300	340
Ohio Water Development Authority, Water Pollution Control Loan Fund, Sustainable Bond, Series D, Rev., 5.00%, 12/01/2038	1,400	1,565
Port of Greater Cincinnati Development Authority
Rev., 4.25%, 12/01/2048	4,865	4,636
Rev., 5.00%, 12/01/2053	5,985	6,103
Port of Greater Cincinnati Development Authority, Subordinated Duke Energy, Rev., 5.00%, 12/01/2063	3,000	3,025
State of Ohio
Rev., VRDO, 3.15%, 10/07/2025 (z)	20,250	20,250
Rev., 5.25%, 08/15/2048	3,000	3,196
Series A, GO, 5.00%, 03/01/2034	1,000	1,146
Series X, GO, 5.00%, 05/01/2035	300	336
State of Ohio, Cleveland Clinic, Rev., 5.00%, 01/01/2039 (p)	105	119
State of Ohio, Cleveland Clinic Health System
Rev., 5.00%, 01/01/2033	2,410	2,697
Rev., 5.00%, 01/01/2034	2,425	2,694
Series A, Rev., 5.00%, 01/01/2027	940	968
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	139
State of Ohio, Garvee
Series 1A, Rev., 5.00%, 12/15/2025	800	804
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,078
Series 2022-1, Rev., 5.00%, 12/15/2028	1,000	1,079
Series 2022-1, Rev., 5.00%, 12/15/2031	1,000	1,118
State of Ohio, Higher Education, Series C, GO, 5.00%, 08/01/2028 (p)	350	375
State of Ohio, Infrastructure Improvement, GO, 5.00%, 03/01/2034	1,000	1,128

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Premier Health Partners
Rev., 4.00%, 11/15/2039	1,320	1,238
Rev., 4.00%, 11/15/2041	1,450	1,309
Rev., 5.00%, 11/15/2028	680	713
State of Ohio, University Hospital Health, Rev., VRDO, 3.15%, 10/01/2025 (z)	1,500	1,500
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	992
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	1,001
State of Ohio, Unrefunded Cleveland Clinic, Rev., 5.00%, 01/01/2039	465	498
Summit County Development Finance Authority, University of Akron Parking Project, Rev., 5.63%, 12/01/2048	4,645	4,817
University of Cincinnati
Series A, Rev., 5.00%, 06/01/2042	3,500	3,721
Series A, Rev., 5.25%, 06/01/2044	3,545	3,788

		265,177

Oklahoma — 0.6%
Creek County Educational Facilities Authority, Sapulpa Public Schools Project, Rev., BAM, 4.13%, 09/01/2048	4,250	4,019
Grand River Dam Authority, Rev., 5.00%, 06/01/2037	1,850	2,034
Oklahoma Capitol Improvement Authority
Rev., 5.00%, 07/01/2043	1,000	1,067
Rev., 5.00%, 07/01/2044	1,250	1,327
Oklahoma City Economic Development Trust, Increment District #8 Project
Rev., 4.00%, 03/01/2032	1,640	1,724
Rev., 4.00%, 03/01/2033	5,000	5,210
Rev., 4.00%, 03/01/2034	4,440	4,586
Oklahoma City Water Utilities Trust, Rev., 5.25%, 07/01/2059	10,000	10,525
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	1,877
Oklahoma Development Finance Authority, Integris Obligated Group, Rev., VRDO, 3.30%, 10/07/2025 (z)	1,610	1,610
Oklahoma Development Finance Authority, OU Health Project, Series A, Rev., 5.50%, 08/15/2037 (e)	1,110	1,156
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	4,000	4,006
Oklahoma Housing Finance Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 09/01/2055	760	851
Oklahoma Housing Finance Agency, Home Ownership Loan Program, Rev., GNMA/FNMA/FHLMC, 6.50%, 09/01/2054	2,500	2,808
Oklahoma Turnpike Authority
Series A, Rev., 3.75%, 01/01/2033	1,000	1,004
Series A, Rev., 5.00%, 01/01/2037	1,665	1,674
Oklahoma Turnpike Authority, Senior Bonds
Series A, Rev., 5.00%, 01/01/2039	2,500	2,782
Series A, Rev., 5.25%, 01/01/2046	5,000	5,386
Series A, Rev., 5.25%, 01/01/2047	3,000	3,222
Series B, Rev., 5.00%, 01/01/2041 (w)	1,750	1,909
Oklahoma Water Resources Board
Rev., 4.25%, 10/01/2050	4,200	4,060
Series B, Rev., 5.00%, 10/01/2026	1,255	1,286

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Water Resources Board, Drinking Water Program 2019 Master, Rev., 4.00%, 04/01/2048	13,950	13,082
Osage County Industrial Authority, Rev., 5.75%, 09/01/2053	1,000	981
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,484
University of Oklahoma, Series A, Rev., BAM, 5.00%, 07/01/2042	1,740	1,850

		81,520

Oregon — 0.9%
Astoria Hospital Facilities Authority, Rev., 5.25%, 08/01/2054	1,340	1,336
City of Portland Sewer System Revenue, Second Lien
Series A, Rev., 5.00%, 12/01/2031	2,670	3,043
Series A, Rev., 5.00%, 10/01/2039	3,500	3,894
Series A, Rev., 5.00%, 10/01/2043	1,125	1,209
City of Portland Water System Revenue, Second Lien, Series A, Rev., 4.00%, 05/01/2039	500	502
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,087
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., 4.00%, 08/15/2045	9,740	8,926
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	1,979
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,617
Oregon State Facilities Authority, Samaritan Health Services, Rev., 5.00%, 10/01/2040	1,750	1,777
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,747
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2033	1,000	1,154
Port of Portland Airport Revenue
Series 24B, Rev., AMT, 5.00%, 07/01/2037	1,000	1,011
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,686
Series 27A, Rev., AMT, 5.00%, 07/01/2034	1,455	1,552
Series 27A, Rev., AMT, 5.00%, 07/01/2036	1,000	1,055
Port of Portland Airport Revenue, Green Bonds, Rev., AMT, 5.00%, 07/01/2036	500	542
Port of Portland Airport Revenue, Portland International Air, Rev., AMT, 5.00%, 07/01/2035	1,270	1,323
Port of Portland Airport Revenue, Portland International Airport
Rev., AMT, 5.00%, 07/01/2026	1,145	1,163
Rev., AMT, 5.00%, 07/01/2031	2,230	2,371
Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,044
Port of Portland OR Airport Revenue
Rev., AMT, 5.00%, 07/01/2047	5,000	5,005
Rev., AMT, 5.25%, 07/01/2040	2,000	2,155
Rev., AMT, 5.25%, 07/01/2041	1,895	2,023
Rev., AMT, 5.25%, 07/01/2049	23,500	24,482
Rev., AMT, 5.25%, 07/01/2054	16,250	16,819
RBC Municipal Products Trust, Inc., Series 2025-E, Rev., LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 2.92%, 09/01/2026 (e) (z)	12,475	12,475
Salem Hospital Facility Authority, Capital Manor Project
Rev., 4.00%, 05/15/2032	185	187
Rev., 4.00%, 05/15/2040	750	684
Salem Hospital Facility Authority, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2046	3,000	3,006
State of Oregon
GO, 5.00%, 05/01/2041	1,000	1,088
GO, 5.25%, 05/01/2042	500	555
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	9,715
State of Oregon Housing & Community Services Department, Series C, Rev., 3.00%, 01/01/2052	2,715	2,688

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oregon — continued
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	405	400
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	101
State of Oregon, Article XI Q State Project, GO, 5.00%, 05/01/2030	405	452
State of Oregon, Article XI-Q State Project, Series A, GO, 5.00%, 05/01/2027	1,220	1,271
State of Oregon, Veterans Welfare Bonds, GO, 5.50%, 12/01/2053	240	258
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	1,010	993
Yamhill Clackamas & Washington Counties School District No. 29J Newberg, Series B, GO, SCH BD GTY, 4.00%, 06/15/2039	3,620	3,640

		128,015

Other Territory — 0.1%
FHLMC Multifamily ML Certificates
Rev., 0.00%, 11/25/2038 (z)	11,871	11,186
Rev., 0.00%, 12/25/2038 (z)	3,968	3,502

		14,688

Pennsylvania — 4.7%
Adams County General Authority, Rev., 5.00%, 06/01/2039	1,750	1,800
Allegheny County Airport Authority
Series A, Rev., AMT, 4.00%, 01/01/2046	11,800	10,473
Series A, Rev., AMT, 4.00%, 01/01/2056	8,920	7,590
Series B, Rev., 4.00%, 01/01/2039	2,635	2,639
Allegheny County Hospital Development Authority, Health Network Obligations
Rev., 5.00%, 04/01/2033	1,000	1,043
Series A, Rev., 5.00%, 04/01/2047	1,560	1,560
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center
Rev., 4.00%, 07/15/2037	1,000	977
Rev., 4.00%, 07/15/2038	3,185	3,047
Allegheny County Sanitary Authority, Rev., 5.75%, 06/01/2047	2,250	2,439
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center
Series A, Rev., 4.00%, 07/15/2036	4,795	4,744
Series A, Rev., 5.00%, 07/15/2027	765	796
Allegheny County, Sanitary Authority
Series B, Rev., 4.00%, 06/01/2035	400	410
Series B, Rev., 4.00%, 06/01/2036	675	691
Series B, Rev., 5.00%, 06/01/2030	500	555
Allentown Commercial and Industrial Development Authority, Executive Education Academy, Rev., 5.00%, 07/01/2040 (e)	2,000	2,008
Allentown Neighborhood Improvement Zone Development Authority, Rev., 5.25%, 05/01/2032 (e)	500	510
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Rev., 5.50%, 05/01/2032 (e)	1,250	1,350
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,023
Allentown Neighborhood Improvement Zone Development Authority, Neuweiler Lofts Project, Rev., 6.25%, 05/01/2042 (e)	2,010	1,984
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	180	186
Altoona Area School District, GO, BAM, 5.00%, 12/01/2048 (p)	1,000	1,004

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Berks County Municipal Authority (The)
Rev., 0.00%, 06/30/2044	1,647	1,113
Rev., 5.00%, 06/30/2039	3,054	2,761
Rev., 6.00%, 06/30/2034	243	254
Rev., 7.00%, 06/30/2039	700	578
Rev., 8.00%, 06/30/2034	510	503
Bethlehem Area School District Authority, Bethlehem Area School District, Rev., (United States SOFR * 0.67 + 0.35%), 3.14%, 01/01/2032 (aa)	240	240
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,061
Chester County Industrial Development Authority, Avon Grove Charter School, Rev., 5.00%, 03/01/2027	185	187
Chester County School Authority, Chester County Intermediate Unit
Rev., BAM, 5.00%, 04/01/2037	1,000	1,086
Rev., BAM, 5.00%, 04/01/2039	1,000	1,073
Rev., BAM, 5.00%, 04/01/2040	1,550	1,657
Rev., BAM, 5.00%, 04/01/2043	1,000	1,055
City of Lancaster, GO, BAM, 5.00%, 11/01/2047	6,665	6,826
City of Philadelphia Airport Revenue
Series A, Rev., 5.00%, 07/01/2047	8,270	8,324
Series B, Rev., AMT, 5.00%, 07/01/2034	5,680	5,807
Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,280
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,311
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,546
City of Philadelphia Airport Revenue, Private Activity
Rev., AMT, 4.00%, 07/01/2041	1,100	1,033
Rev., AMT, 5.00%, 07/01/2029	1,435	1,539
Series B, Rev., AMT, 5.25%, 07/01/2042	1,900	2,024
Series B, Rev., AMT, 5.25%, 07/01/2043	2,400	2,539
City of Philadelphia PA Airport Revenue, Rev., AMT, 5.00%, 07/01/2042	4,440	4,460
City of Philadelphia Water & Wastewater Revenue
Series A, Rev., 5.00%, 11/01/2040	2,790	2,928
Series A, Rev., 5.00%, 11/01/2045	7,000	7,153
Series C, Rev., 5.00%, 06/01/2042	4,650	4,881
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 4.00%, 06/01/2039	19,840	19,470
Commonwealth of Pennsylvania, Series 1, GO, 4.00%, 03/01/2035	3,650	3,720
Commonwealth of Pennsylvania, Bidding Group C First Series, Series 1, GO, 4.00%, 09/01/2040	5,000	5,039
County of Lehigh, Lehigh Valley Health Network, Rev., 5.00%, 07/01/2044	1,350	1,361
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 3.99%, 08/15/2038 (aa)	355	350
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,012
Cumberland County Municipal Authority, Unrefunded Diakon Lutheran, Rev., 5.00%, 01/01/2038	2,035	2,032
Delaware Valley Regional Finance Authority
Series A, Rev., AMBAC, 5.50%, 08/01/2028	2,795	3,012
Series C, Rev., (CME Term SOFR 3 Month * 0.67 + 0.75%), 3.72%, 06/01/2037 (aa)	250	233
Doylestown Hospital Authority, Rev., 5.00%, 07/01/2046	11,195	11,230
DuBois Hospital Authority, Penn Highlands Healthcare Bay, Rev., BAM, 4.00%, 07/15/2043	6,450	5,914

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Erie Sewer Authority
Rev., BAM, 5.00%, 12/01/2043 (w)	1,440	1,494
Rev., BAM, 5.00%, 12/01/2046 (w)	2,500	2,557
Geisinger Authority
Rev., 4.00%, 02/15/2039	3,150	3,081
Rev., 4.00%, 02/15/2047	2,500	2,250
Rev., 5.00%, 02/15/2039	2,155	2,186
Geisinger Authority, Geisinger Health System Obligated Group, Rev., 5.00%, 04/01/2050	7,000	7,042
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	7,000	6,825
Geisinger Authority, Geisinger Health System Se, Rev., 5.00%, 02/15/2045	5,560	5,602
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
Rev., 5.00%, 07/01/2032	1,000	1,018
Rev., 5.00%, 07/01/2033	2,950	2,994
Rev., 5.00%, 07/01/2034	1,000	1,013
Lancaster County Hospital Authority, Auth Masonic Villages Project, Rev., 5.13%, 11/01/2038	1,675	1,789
Lancaster County Hospital Authority, Penn State Health, Rev., 5.00%, 11/01/2037	600	627
Lancaster County Hospital Authority/PA, Rev., 5.00%, 08/15/2046	1,960	1,967
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	591
Lancaster Municipal Authority, Rev., 5.00%, 05/01/2049	900	886
Lehigh County Industrial Development Authority, PPL Electric Utilities Project, Series A, Rev., 3.00%, 09/01/2029	3,455	3,473
Monroe County Hospital Authority/PA, Rev., 5.10%, 06/15/2039 (e)	4,890	4,784
Monroeville Finance Authority
Series B, Rev., 5.00%, 02/15/2029	1,425	1,528
Series B, Rev., 5.00%, 02/15/2038	1,200	1,272
Series B, Rev., 5.00%, 02/15/2039	2,000	2,106
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Rev., 4.00%, 05/01/2038	250	241
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,454
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Rev., 5.00%, 11/15/2049	5,000	4,871
Montgomery County Industrial Development Authority, Constellation Energy, Rev., 4.10%, 04/01/2053 (z)	8,435	8,688
Montgomery County Industrial Development Authority, Retirement Life Communities
Rev., 5.00%, 11/15/2033	1,500	1,518
Series C, Rev., 5.00%, 11/15/2045	2,585	2,567
New Castle Sanitation Authority, Series A, Rev., 3.00%, 06/01/2029	500	504
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,530
Northampton County General Purpose Authority, Rev., 5.00%, 08/15/2048	1,125	1,127
Northampton County General Purpose Authority, St. Luke’s University Health Network
Rev., 5.00%, 08/15/2046	5,030	5,037
Rev., 5.00%, 08/15/2049	4,000	4,079
Pennsylvania Economic Development Financing Authority
Rev., AMT, 3.80%, 06/01/2049 (z)	5,700	5,698
Rev., 4.00%, 05/15/2048	2,055	1,825
Rev., AMT, 4.25%, 07/01/2041 (z)	8,000	8,060
Rev., AMT, 5.00%, 12/31/2038	1,890	1,896
Rev., 5.25%, 12/01/2038 (z)	1,500	1,510

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority Parking System Revenue, Senior Insured Capitol
Rev., 4.00%, 01/01/2041	1,000	979
Rev., 4.00%, 01/01/2042	1,035	996
Rev., 4.13%, 01/01/2043	1,070	1,026
Rev., 5.00%, 01/01/2034	2,000	2,167
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc., Rev., AMT, 5.45%, 01/01/2051 (e) (z)	500	521
Pennsylvania Economic Development Financing Authority, Covanta Project Sustainable, Rev., AMT, 3.25%, 08/01/2039 (e)	2,515	2,012
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project
Rev., AMT, 5.00%, 12/31/2030	3,460	3,497
Rev., AMT, 5.00%, 12/31/2034	10,670	10,741
Rev., AMT, 5.00%, 06/30/2042	1,250	1,251
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility
Rev., 4.00%, 01/01/2028	1,590	1,617
Rev., 4.00%, 01/01/2029	450	460
Rev., 4.00%, 01/01/2031	800	827
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges
Rev., AMT, 5.00%, 12/31/2057	6,730	6,777
Rev., AMT, 5.25%, 06/30/2035	1,500	1,627
Rev., AMT, 5.50%, 06/30/2042	5,640	5,986
Rev., AMT, 5.75%, 06/30/2048	3,750	3,878
Rev., AMT, 5.75%, 12/31/2062	2,500	2,637
Rev., AMT, 6.00%, 06/30/2061	1,150	1,207
Pennsylvania Economic Development Financing Authority, The PennDOT Major Bridges, Rev., AMT, 5.25%, 06/30/2053	2,000	2,009
Pennsylvania Economic Development Financing Authority, UPMC
Series A1, Rev., 4.00%, 04/15/2045	5,440	4,953
Series A, Rev., 4.00%, 02/15/2042	1,330	1,227
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series B, Rev., 5.00%, 03/15/2050	6,000	6,127
Pennsylvania Economic Development Financing Authority, Villanova University Project, Rev., 5.00%, 08/01/2049	2,525	2,641
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,933
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,942
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Rev., AMT, 4.60%, 10/01/2046 (z)	10,000	10,043
Pennsylvania Higher Education Assistance Agency
Rev., AMT, 5.00%, 06/01/2031	1,270	1,353
Series 1A, Rev., AMT, 4.75%, 06/01/2046	1,000	1,001
Series 1A, Rev., AMT, 5.00%, 06/01/2030	700	744
Series 1A, Rev., AMT, 5.00%, 06/01/2031	2,130	2,271
Series 1A, Rev., AMT, 5.00%, 06/01/2032	4,150	4,453
Series 1A, Rev., AMT, 5.00%, 06/01/2033	8,810	9,430
Series 1A, Rev., AMT, 5.00%, 06/01/2034	3,500	3,702
Series A, Rev., AMT, 2.45%, 06/01/2041	85	78
Series A, Rev., AMT, 5.00%, 06/01/2026	95	96

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Higher Education Assistance Agency, Senior
Rev., AMT, 4.13%, 06/01/2045	430	419
Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	3,899
Pennsylvania Higher Educational Facilities Authority
Rev., 4.00%, 08/15/2049	4,000	3,564
Rev., 5.50%, 08/15/2055	2,500	2,690
Pennsylvania Higher Educational Facilities Authority, Trustees University, Series A, Rev., 4.00%, 02/15/2043	1,000	964
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 08/15/2042	2,500	2,530
Rev., 5.00%, 08/15/2049	3,000	3,044
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,177
Pennsylvania Higher Educational Facilities Authority, Unrefunded 2024, Series AT1, Rev., 4.00%, 06/15/2032	2,790	2,804
Pennsylvania Housing Finance Agency
Rev., 4.50%, 10/01/2044	5,000	4,949
Rev., 4.60%, 10/01/2044	7,500	7,557
Rev., 6.00%, 10/01/2054	3,805	4,138
Rev., 6.25%, 10/01/2054	80	88
Series 133, Rev., 3.00%, 10/01/2050	2,250	2,229
Series 149A, Rev., 6.50%, 10/01/2055	1,875	2,151
Pennsylvania Housing Finance Agency, Social Bond
Series A, Rev., 4.85%, 10/01/2043	4,000	4,069
Series A, Rev., 5.50%, 10/01/2053	1,375	1,458
Pennsylvania Housing Finance Agency, Social Bonds, Series 141A, Rev., 5.75%, 10/01/2053	2,450	2,601
Pennsylvania Housing Finance Agency, Sustainable Bond
Series 144A, Rev., 4.45%, 10/01/2044	2,000	1,980
Series 144A, Rev., 6.00%, 10/01/2054	2,490	2,700
Pennsylvania Housing Finance Agency, Sustainable Bonds
Series 150A, Rev., 4.90%, 10/01/2040	7,500	7,684
Series 2022, Rev., 4.25%, 10/01/2052	1,770	1,795
Pennsylvania Turnpike Commission
Rev., 5.00%, 12/01/2037	2,100	2,369
Rev., 5.00%, 12/01/2043	715	766
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,056
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,040
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,004
Series A, Rev., 4.00%, 12/01/2041	1,250	1,229
Series A, Rev., 5.00%, 12/01/2053	6,380	6,566
Series A, Rev., 5.25%, 12/01/2044	2,500	2,545
Series B1, Rev., 5.25%, 06/01/2047	2,465	2,484
Series B, Rev., 4.00%, 12/01/2039	3,000	2,987
Series B, Rev., 5.00%, 12/01/2026	400	412
Series B, Rev., 5.00%, 12/01/2027	500	528
Series B, Rev., 5.00%, 12/01/2036	2,000	2,283
Series B, Rev., 5.00%, 12/01/2039	1,305	1,415
Series B, Rev., 5.00%, 12/01/2041	1,680	1,836
Series B, Rev., 5.00%, 12/01/2043	460	494

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Series B, Rev., 5.25%, 12/01/2047	3,000	3,146
Series C, Rev., 4.00%, 12/01/2040	1,400	1,382
Series C, Rev., 4.00%, 12/01/2042	1,555	1,502
Series C, Rev., 5.00%, 12/01/2027	345	364
Series C, Rev., 5.00%, 12/01/2041	1,560	1,654
Series C, Rev., 5.00%, 12/01/2046	2,110	2,168
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Subordinate, Series B, Rev., 5.00%, 12/01/2038	1,500	1,558
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,023
Pennsylvania Turnpike Commission, Subordinate, Rev., 5.00%, 12/01/2030	1,750	1,835
Pennsylvania Turnpike Commission, Subordinated
Rev., 5.00%, 06/01/2026	2,000	2,007
Series B2, Rev., 5.00%, 06/01/2027	2,480	2,582
Pennsylvania Turnpike Commission, Third Subordinated, Rev., 5.00%, 12/01/2045 (z)	1,440	1,624
Philadelphia Authority for Industrial Development
Rev., 5.00%, 05/01/2033	1,250	1,315
Rev., 5.00%, 06/15/2039 (e)	740	737
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia, Rev., 4.00%, 07/01/2037	2,000	2,000
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	877
Philadelphia Authority for Industrial Development, Thomas Jefferson University
Series A, Rev., 5.00%, 09/01/2032	1,110	1,135
Series A, Rev., 5.00%, 09/01/2035	1,105	1,120
Series A, Rev., 5.00%, 09/01/2047	1,000	1,002
Philadelphia Gas Works Co., Series A, Rev., 4.00%, 08/01/2045	5,000	4,711
Phoenixville Area School District, GO, 4.00%, 11/15/2040	695	679
Pittsburgh School District, GO, BAM, 4.00%, 09/01/2042	2,240	2,109
Pittsburgh Water & Sewer Authority
Series B, Rev., 4.00%, 09/01/2036	500	509
Series B, Rev., 4.00%, 09/01/2038	500	505
Series B, Rev., 4.00%, 09/01/2045	2,250	2,152
Pittsburgh Water & Sewer Authority, First Lien, Series A, Rev., 5.00%, 09/01/2048	1,000	1,036
Ridley School District, GO, BAM, 5.25%, 11/15/2039	4,545	4,796
School District of Philadelphia, Series A, GO, BAM, 4.00%, 09/01/2039	7,500	7,507
School District of Philadelphia (The)
GO, 4.00%, 09/01/2046	2,000	1,853
GO, BAM, 4.00%, 09/01/2046	6,610	6,269
Series A, GO, 5.00%, 09/01/2027	610	635
Series A, GO, 5.00%, 09/01/2031	245	273
Series A, GO, 5.00%, 09/01/2035	3,000	3,123
Series F, GO, 5.00%, 09/01/2035	5,000	5,045
Series F, GO, 5.00%, 09/01/2037	2,000	2,013
School District of Philadelphia (The), Green Bond
Series B, GO, 5.00%, 09/01/2027	895	932
Series B, GO, 5.00%, 09/01/2028	485	516
Series B, GO, 5.00%, 09/01/2029	450	488
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,011

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program
Rev., 5.25%, 06/01/2041	3,000	3,248
Rev., 5.25%, 06/01/2042	1,500	1,611
Rev., 5.25%, 06/01/2047	7,750	8,109
Sports & Exhibition Authority of Pittsburgh and Allegheny County
Rev., 5.00%, 02/01/2027	2,250	2,317
Rev., 5.00%, 02/01/2028	2,590	2,728
State College Area School District, GO, 5.00%, 03/15/2040	2,500	2,500
State Public School Building Authority
Rev., 5.00%, 06/01/2032	4,520	4,612
Rev., 5.00%, 06/01/2033	3,320	3,382
State Public School Building Authority, Northampton County Area Community
Rev., BAM, 4.00%, 03/01/2029	1,000	1,032
Rev., BAM, 4.00%, 03/01/2030	640	659
Rev., BAM, 4.00%, 03/01/2031	500	515
Rev., BAM, 5.00%, 03/01/2027	715	739
Rev., BAM, 5.00%, 03/01/2028	755	794
State Public School Building Authority, Philadelphia Community College, Rev., BAM, 5.00%, 06/15/2028	5,505	5,510
State Public School Building Authority, Philadelphia School District, Rev., 5.00%, 06/01/2030	3,480	3,563
Tender Option Bond Trust Receipts/Certificates, Series 2025-XX1404, Rev., LIQ: Barclays Bank plc, 2.92%, 10/01/2055 (e) (z)	12,380	12,380
The Pennsylvania State University, Rev., 5.00%, 09/01/2043	1,570	1,681
The School District of Philadelphia, Series A, GO, 5.00%, 09/01/2044	16,500	16,730
Union County Hospital Authority, Evangelical Community Hospital, Rev., 5.00%, 08/01/2048	7,500	7,500
Westmoreland County Industrial Development Authority, Excela Health Project, Series A, Rev., 5.00%, 07/01/2028	1,400	1,457

		631,084

Puerto Rico — 0.5%
Commonwealth of Puerto Rico, Note Claims, 0.00%, 11/01/2051 (z)	10,252	6,062
Commonwealth of Puerto Rico, Restructured
Series A1, GO, 4.00%, 07/01/2033	481	476
Series A1, GO, 5.63%, 07/01/2027	5,045	5,223
Series A1, GO, 5.63%, 07/01/2029	2,000	2,139
Series A1, GO, 5.75%, 07/01/2031	2,008	2,225
Series A, GO, Zero Coupon, 07/01/2033	7,410	5,292
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	17,010	11,247
Commonwealth of Puerto Rico, Subordinated, Note Claims, Series CL, 0.00%, 11/01/2051 (z)	4,507	3,042
Puerto Rico Electric Power Authority
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	68
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	385
Series NN, Rev., NATL, 4.75%, 07/01/2033	30	29
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	192
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	67
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	810
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	199
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	317
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	392
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	338

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Puerto Rico — continued
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., (CME Term SOFR 3 Month * 0.67 + 0.52%), 3.57%, 07/01/2029 (aa)	365	351
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	2,393
Series A1, Rev., 5.00%, 07/01/2058	20,950	20,218
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,353
Series A2, Rev., 4.33%, 07/01/2040	11,000	10,525

		73,343

Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Rev., 5.25%, 05/15/2054	1,000	1,009
Rhode Island Health and Educational Building Corp., Brown University, Series A, Rev., 4.00%, 09/01/2037	1,000	1,003
Rhode Island Health and Educational Building Corp., Lifespan Health System, Rev., 5.00%, 05/15/2039	5,500	5,502
Rhode Island Housing & Mortgage Finance Corp., Rev., FHA, 3.60%, 10/01/2054 (z)	1,000	1,003
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	215	216
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity
Series 73A, Rev., 0.95%, 04/01/2026	500	493
Series 73A, Rev., 1.10%, 04/01/2027	300	288
Series 73A, Rev., 1.65%, 10/01/2029	715	664
Series 73A, Rev., 3.00%, 10/01/2050	765	757
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	1,855	1,833
Rhode Island Student Loan Authority
Rev., AMT, 3.63%, 12/01/2037	755	741
Rev., AMT, 4.13%, 12/01/2041	995	971
Rev., AMT, 4.13%, 12/01/2043	1,445	1,377
Series A, Rev., AMT, 5.00%, 12/01/2044	3,950	3,953
Rhode Island Student Loan Authority, Senior Bond
Series A, Rev., AMT, 5.00%, 12/01/2029	370	393
Series B, Rev., AMT, 4.13%, 12/01/2043	1,350	1,276
Rhode Island Turnpike & Bridge Authority, Rev., 5.00%, 10/01/2040	1,000	1,004
Tobacco Settlement Financing Corp., Series B, Rev., 4.50%, 06/01/2045	1,950	1,906

		24,389

South Carolina — 1.0%
Charleston County Airport District, Rev., 5.00%, 07/01/2042	1,650	1,753
City of Columbia Waterworks & Sewer System Revenue
Rev., 5.00%, 02/01/2047	2,625	2,722
Series B, Rev., 4.00%, 02/01/2041	5,000	4,957
Series B, Rev., 5.00%, 02/01/2036	1,085	1,218
Series B, Rev., 5.00%, 02/01/2037	1,500	1,669
Series B, Rev., 5.00%, 02/01/2038	1,500	1,654
Lexington County Health Services District, Inc., Lexmed Obligated Group
Rev., 4.00%, 11/01/2030	1,000	1,019
Rev., 4.00%, 11/01/2031	1,000	1,013
Patriots Energy Group Financing Agency, Series B1, Rev., 5.25%, 02/01/2054 (z)	14,400	15,716

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Carolina — continued
South Carolina Jobs-Economic Development Authority
Rev., 4.50%, 11/01/2054	2,300	2,204
Rev., 5.00%, 02/01/2038	3,975	3,984
Rev., 5.25%, 07/01/2047 (p)	7,480	7,492
Rev., 5.50%, 11/01/2046	2,000	2,126
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Projects, Rev., 5.50%, 11/15/2044	500	505
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,000
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,011
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,580
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group, Rev., 5.00%, 05/01/2043	2,000	2,026
South Carolina Ports Authority
Rev., AMT, 5.00%, 07/01/2043	5,680	5,738
Rev., AMT, 5.00%, 07/01/2055	2,000	2,002
South Carolina Public Service Authority
Rev., 5.00%, 12/01/2037	3,250	3,617
Rev., 5.00%, 12/01/2039	4,000	4,192
Rev., 5.00%, 12/01/2042	3,250	3,461
Rev., 5.00%, 12/01/2043	2,800	2,924
Series A, Rev., 4.00%, 12/01/2033	1,000	1,024
Series A, Rev., 4.00%, 12/01/2034	2,000	2,036
Series A, Rev., 4.00%, 12/01/2037	2,000	1,999
Series A, Rev., 4.00%, 12/01/2038	520	514
Series A, Rev., 5.00%, 12/01/2027	1,525	1,606
Series A, Rev., 5.00%, 12/01/2029	85	93
Series A, Rev., 5.00%, 12/01/2031	4,500	4,965
Series A, Rev., 5.00%, 12/01/2032	1,000	1,092
Series A, Rev., 5.00%, 12/01/2037	2,025	2,236
Series A, Rev., 5.00%, 12/01/2043	1,500	1,569
Series A, Rev., 5.25%, 12/01/2050	3,000	3,119
Series B, Rev., 5.00%, 12/01/2036	2,200	2,454
Series B, Rev., 5.00%, 12/01/2040	1,000	1,040
Series B, Rev., 5.00%, 12/01/2041	2,000	2,013
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	4,290	4,290
South Carolina Public Service Authority, Obligations, Series C, Rev., 5.00%, 12/01/2027	1,600	1,641
South Carolina Public Service Authority, Unrefunded Obligations, Series E, Rev., 5.25%, 12/01/2055	7,000	7,004
South Carolina State Housing Finance & Development Authority
Rev., 6.00%, 01/01/2055	3,290	3,656
Series A, Rev., 3.00%, 01/01/2052	470	464
Series A, Rev., 4.00%, 01/01/2052	635	644
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	3,315	3,786
Series B, Rev., 3.25%, 01/01/2052	3,975	3,955
South Carolina Transportation Infrastructure Bank, Rev., 5.00%, 10/01/2039	5,000	5,123

		131,906

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Dakota — 0.2%
County of Lincoln, GO, 5.00%, 12/01/2048	3,000	3,101
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	218
South Dakota Health & Educational Facilities Authority, Rev., 5.00%, 07/01/2046	2,000	2,010
South Dakota Health & Educational Facilities Authority, Avera Health, Series A, Rev., 5.25%, 07/01/2054	10,000	10,466
South Dakota Health & Educational Facilities Authority, Sanford Health, Rev., 5.00%, 11/01/2045	1,975	1,979
South Dakota Health & Educational Facilities Authority, Unrefunded Balance Sanford, Rev., 5.00%, 11/01/2045	2,525	2,530
South Dakota Housing Development Authority
Rev., GNMA/FNMA/FHLMC, 6.25%, 11/01/2055	3,230	3,624
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 11/01/2055	1,040	1,187
Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 05/01/2051	655	655
Series G, Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055	4,120	4,478
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	2,010	1,987

		32,235

Tennessee — 1.2%
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health
Series A1, Rev., 5.00%, 08/01/2028	305	323
Series A, Rev., 5.00%, 08/01/2044	1,000	1,008
City of Clarksville Water Sewer & Gas Revenue, Rev., 5.00%, 02/01/2041 (p)	965	973
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,411
City of Memphis TN Memphis Light Gas & Water Division Electric System Revenue
Rev., 5.00%, 12/01/2025	1,085	1,089
Rev., 5.00%, 12/01/2031	600	682
Rev., 5.00%, 12/01/2032	850	973
Series A, Rev., 4.00%, 12/01/2050	1,225	1,120
Cleveland Health & Educational Facilities Board, Rev., 5.25%, 08/15/2054	14,700	15,446
County of Coffee, GO, 5.00%, 06/01/2026	250	254
County of Rutherford TN, GO, 3.00%, 04/01/2033	6,625	6,539
Johnson City Health & Educational Facilities Board, Tapestry at Roan Hill, Rev., HUD, 3.60%, 12/01/2027 (z)	3,000	3,024
Knox County Health Educational & Housing Facility Board, University of Tennessee Project
Series A1, Rev., BAM, 5.00%, 07/01/2039	500	531
Series A1, Rev., BAM, 5.25%, 07/01/2049	1,365	1,408
Knox County Health Educational & Housing Facility Board, Westview Towers Project, Rev., HUD, 3.95%, 12/01/2027 (z)	410	411
Knoxville’s Community Development Corp., Willow Place Project, Rev., HUD, 3.75%, 12/01/2027 (z)	2,400	2,409
Memphis-Shelby County Airport Authority
Rev., AMT, 5.00%, 07/01/2032	270	280
Rev., AMT, 5.00%, 07/01/2043	2,055	2,068
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Rev., 5.25%, 05/01/2048	1,250	1,288
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Rev., 5.00%, 07/01/2046	1,285	1,286
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	7,555	7,587

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Senior Lien, Series A, Rev., 5.25%, 07/01/2048	2,925	3,066
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project, Senior Lien, Series A, Rev., 5.25%, 07/01/2053	4,000	4,161
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Rev., 5.00%, 05/15/2043	1,500	1,602
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Rev., 5.00%, 07/01/2039	2,045	2,257
Metropolitan Knoxville Airport Authority, Series A, Rev., 5.25%, 06/01/2054	4,235	4,425
Metropolitan Nashville Airport Authority (The)
Series B, Rev., AMT, 5.00%, 07/01/2026	70	71
Series B, Rev., AMT, 5.00%, 07/01/2027	170	176
Series B, Rev., AMT, 5.25%, 07/01/2033	270	302
Series B, Rev., AMT, 5.25%, 07/01/2047	3,500	3,608
Series B, Rev., AMT, 5.50%, 07/01/2038	1,625	1,772
State of Tennessee, GO, 5.00%, 05/01/2041	7,470	8,080
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	5,500	5,635
Tennergy Corp., Gas Supply Bonds, Series A, Rev., 5.50%, 10/01/2053 (z)	5,000	5,396
Tennessee Energy Acquisition Corp.
Rev., 4.00%, 11/01/2049 (z)	4,480	4,485
Rev., 5.00%, 05/01/2052 (z)	18,000	19,363
Series A, Rev., 5.00%, 12/01/2035	28,305	30,611
Tennessee Energy Acquisition Corp., Gas Project, Series A1, Rev., 5.00%, 05/01/2053 (z)	9,000	9,396
Tennessee Housing Development Agency, Sustainable Bonds
Series 1A, Rev., 4.50%, 07/01/2044	1,220	1,208
Series 2A, Rev., 6.00%, 01/01/2056	1,295	1,453
Williamson County Industrial Development Board, Wood Duck Court Apartments, Rev., HUD, 5.00%, 05/01/2042 (z)	1,460	1,491

		160,668

Texas — 10.5%
Alamo Community College District
GO, 5.00%, 08/15/2042	2,505	2,654
GO, 5.00%, 08/15/2045	6,740	7,052
Alief Independent School District, GO, PSF-GTD, 2.00%, 02/15/2038	1,890	1,442
Allen Independent School District, GO, PSF-GTD, 4.38%, 02/15/2050	2,600	2,531
Anson Education Facilities Corp., Arlington Classics Academy, Rev., 5.00%, 08/15/2045	1,370	1,333
Arlington Higher Education Finance Corp.
Rev., 4.88%, 06/15/2054 (e)	1,050	940
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	268
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	442
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	621
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc., Rev., 5.00%, 06/15/2035 (e)	2,500	2,607
Arlington Higher Education Finance Corp., Legacy Traditional Schools
Rev., 4.13%, 02/15/2041	815	648
Rev., 6.00%, 02/15/2042 (e)	250	241
Austin Community College District
GO, 5.00%, 08/01/2048	3,500	3,627
GO, 5.25%, 08/01/2053	1,500	1,575
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,133

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Austin Independent School District
GO, 5.00%, 08/01/2026	1,000	1,021
GO, 5.00%, 08/01/2038	500	545
Barbers Hill Independent School District
GO, PSF-GTD, 5.00%, 02/15/2032	500	567
GO, PSF-GTD, 5.00%, 02/15/2035	3,000	3,313
Bastrop Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	2,000	2,140
Beaumont Independent School District
GO, PSF-GTD, 3.00%, 02/15/2033	2,500	2,478
GO, PSF-GTD, 5.00%, 02/15/2028	1,535	1,549
Bells Independent School District, GO, PSF-GTD, 4.25%, 02/15/2053	2,310	2,176
Bexar County Hospital District, Certificates Obligation
GO, 4.00%, 02/15/2039	1,090	1,086
GO, 5.00%, 02/15/2043	2,750	2,892
Bexar County Hospital District, Certificates of Obligation
GO, 5.00%, 02/15/2036	370	407
GO, 5.00%, 02/15/2037	230	251
Board of Regents of the University of Texas System
Series A, Rev., 5.00%, 08/15/2030	1,000	1,118
Series E, Rev., 5.00%, 08/15/2027	1,000	1,048
Boerne Independent School District, GO, PSF-GTD, 3.13%, 02/01/2053 (z)	1,735	1,741
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,723
Brazos Higher Education Authority, Inc.
Rev., AMT, 4.00%, 04/01/2045	2,630	2,358
Series 1A, Rev., AMT, 4.50%, 04/01/2046	7,320	7,369
Brazosport Independent School District, GO, PSF-GTD, 5.00%, 02/15/2030	1,925	2,082
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 3.50%, 01/01/2041 (z)	2,395	2,396
Carrollton-Farmers Branch Independent School District
GO, PSF-GTD, 4.00%, 02/15/2053	5,000	4,489
GO, PSF-GTD, 5.00%, 02/15/2026	2,500	2,523
Castleberry Independent School District, GO, PSF-GTD, 5.00%, 02/15/2041	700	754
Celina Independent School District, GO, PSF-GTD, 5.00%, 02/15/2031	500	560
Central Texas Regional Mobility Authority
Rev., 5.00%, 01/01/2037	1,285	1,355
Series B, Rev., 4.00%, 01/01/2040	800	779
Series B, Rev., 4.00%, 01/01/2051	1,250	1,121
Series B, Rev., 5.00%, 01/01/2037	1,000	1,066
Series B, Rev., 5.00%, 01/01/2046	7,800	7,923
Series C, Rev., BAN, 5.00%, 01/01/2027	2,000	2,010
Central Texas Regional Mobility Authority, Senior Lien
Series B, Rev., 4.00%, 01/01/2039	600	594
Series B, Rev., 4.00%, 01/01/2040	500	487
Series B, Rev., 5.00%, 01/01/2045	3,595	3,652
Series D, Rev., 5.00%, 01/01/2033	480	529
Series E, Rev., 5.00%, 01/01/2045	2,665	2,706
Central Texas Turnpike System
Rev., 5.00%, 08/15/2037	10,000	11,004
Rev., 5.00%, 08/15/2038	7,690	8,405
Rev., 5.00%, 08/15/2040	2,500	2,681

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Chapel Hill Independent School District/Smith County, GO, PSF-GTD, 5.00%, 02/15/2039	700	762
City Austin, Certificates Obligation
GO, 5.00%, 09/01/2032	1,750	1,926
GO, 5.00%, 09/01/2033	1,100	1,205
GO, 5.00%, 09/01/2034	1,750	1,907
City of Arlington TX Water & Wastewater System Revenue
Rev., 5.00%, 06/01/2037	1,445	1,610
Rev., 5.00%, 06/01/2039	1,445	1,588
City of Arlington, Tax, Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	874
City of Austin
GO, 5.00%, 09/01/2039 (w)	2,675	2,984
GO, 5.00%, 09/01/2040 (w)	1,000	1,106
GO, 5.00%, 09/01/2041 (w)	2,430	2,659
City of Austin Electric Utility Revenue
Rev., 5.00%, 11/15/2048	6,210	6,462
Series A, Rev., 5.00%, 11/15/2031	1,595	1,598
City of Austin TX Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	6,500	7,025
City of Austin Water & Wastewater System Revenue
Rev., 4.00%, 11/15/2036	185	190
Rev., 4.00%, 11/15/2041	1,510	1,485
Rev., 5.00%, 11/15/2041	7,000	7,063
Series C, Rev., 5.00%, 11/15/2025 (p)	510	511
Series C, Rev., 5.00%, 11/15/2032	1,000	1,100
City of Austin, Airport System Revenue
Rev., AMT, 5.00%, 11/15/2029	1,400	1,511
Rev., AMT, 5.00%, 11/15/2040	1,500	1,565
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,072
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,145
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,402
Series B, Rev., AMT, 5.00%, 11/15/2044	1,335	1,344
City of Austin, Electric Utility Revenue
Series A, Rev., 5.00%, 11/15/2038	1,265	1,265
Series B, Rev., 5.00%, 11/15/2037	1,505	1,588
Series B, Rev., 5.00%, 11/15/2038	1,340	1,408
City of Austin, Public Improvement
GO, 5.00%, 09/01/2033	5,000	5,745
GO, 5.00%, 09/01/2034	2,800	3,238
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	679
City of Beaumont TX Waterworks & Sewer System Revenue, Rev., BAM, 5.00%, 09/01/2049	2,000	2,064
City of Celina TX
Special Assessment, BAM, 5.00%, 09/01/2040	1,200	1,243
Special Assessment, 5.25%, 09/01/2046 (e)	1,120	1,121
City of Celina, Mosaic Public Improvement District
Special Assessment, 5.13%, 09/01/2044 (e)	2,150	2,068
City of Corpus Christi TX Utility System Revenue
Rev., 5.00%, 07/15/2041	2,110	2,287
Rev., 5.00%, 07/15/2042	2,750	2,947
City of Corpus Christi, Utility System Revenue
Rev., 5.00%, 07/15/2028	1,885	2,010
Rev., 5.00%, 07/15/2039	1,000	1,078

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Dallas Housing Finance Corp., Rev., FHA, 5.00%, 08/01/2027 (z)	350	356
City of Dallas Housing Finance Corp., Estates at Ferguson, Rev., 5.00%, 07/01/2042 (z)	1,010	1,035
City of Dallas TX, GO, 4.00%, 02/15/2043	6,000	5,781
City of Dallas Waterworks & Sewer System Revenue
Series A, Rev., 5.00%, 10/01/2032	1,250	1,271
Series A, Rev., 5.00%, 10/01/2047	5,000	5,223
Series C, Rev., 4.00%, 10/01/2031	1,500	1,549
City of Dallas, Fair Park Venue Project Senior, Special Tax, 6.25%, 08/15/2053 (e) (z)	3,400	3,402
City of Dallas, Waterworks & Sewer System Revenue
Series C, Rev., 4.00%, 10/01/2039	7,470	7,359
Series C, Rev., 4.00%, 10/01/2040	1,000	978
Series C, Rev., 5.00%, 10/01/2029	1,125	1,234
City of Denton, GO, 2.00%, 02/15/2032	1,345	1,247
City of Denton, Certificates Obligation
GO, 2.00%, 02/15/2034	2,565	2,272
GO, 2.00%, 02/15/2035	2,625	2,265
City of Eagle Pass, Certificates Obligation
GO, 4.00%, 03/01/2039	500	495
GO, 4.00%, 03/01/2041	680	673
City of El Paso TX
GO, BAM, 4.00%, 08/15/2042 (p)	10,900	10,503
City of Fort Worth, GO, 4.00%, 03/01/2030	1,150	1,196
City of Fort Worth TX Water & Sewer System Revenue
Rev., 5.00%, 02/15/2037	2,305	2,538
Rev., 5.00%, 02/15/2038	1,390	1,520
Rev., 5.00%, 02/15/2041	710	758
City of Galveston TX Wharves & Terminal Revenue
Rev., AMT, 5.25%, 08/01/2039	750	789
Rev., AMT, 5.50%, 08/01/2041	1,050	1,109
Rev., AMT, 5.50%, 08/01/2042	700	736
Rev., AMT, 5.50%, 08/01/2043	1,100	1,153
Rev., AMT, 5.50%, 08/01/2044	700	728
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	455
City of Houston Airport System Revenue
Series B, Rev., AMT, 5.25%, 07/15/2033	3,000	3,215
Series C, Rev., AMT, 5.00%, 07/01/2028	470	497
City of Houston Airport System Revenue, Subordinated Lien
Series A, Rev., AMT, 4.00%, 07/01/2035	1,000	1,008
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,364
Series A, Rev., AMT, 5.00%, 07/01/2028	1,440	1,521
Series A, Rev., AMT, 5.00%, 07/01/2029	1,580	1,695
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,655
Series A, Rev., AMT, 5.00%, 07/01/2037	2,000	2,143
Series A, Rev., AMT, 5.25%, 07/01/2040	2,850	3,073
Series A, Rev., AMT, 5.50%, 07/01/2043	2,500	2,720
Series B, Rev., 5.00%, 07/01/2026	1,000	1,017
Series B, Rev., 5.00%, 07/01/2027	995	1,038
City of Houston Airport System Revenue, United Airlines, Inc.
Series B, Rev., AMT, 5.50%, 07/15/2037	8,565	9,247
Series B, Rev., AMT, 5.50%, 07/15/2039	2,000	2,130

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/15/2041	4,365	3,964
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,256
City of Houston Combined Utility System Revenue, Subordinated First Lien, Rev., 5.00%, 11/15/2025	2,500	2,507
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment, Rev., 4.00%, 09/01/2029	280	291
City of Houston TX, GO, 5.25%, 03/01/2049	16,000	17,040
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	615
City of Houston, Combined Utility System Revenue, First Lien
Series A, Rev., 5.00%, 11/15/2029	1,100	1,209
Series C, Rev., 5.00%, 11/15/2029	3,100	3,405
City of Hutto TX
GO, BAM, 4.13%, 08/01/2049	2,500	2,355
GO, BAM, 5.00%, 08/01/2043	1,220	1,293
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	294
City of Lavon, Elevon Public Improvement District, Special Assessment, 5.00%, 09/15/2044 (e)	500	493
City of Lubbock Electric Light & Power System Revenue
Rev., 5.00%, 04/15/2026	800	810
Rev., 5.00%, 04/15/2027	785	815
Rev., 5.00%, 04/15/2035	1,345	1,503
Rev., 5.00%, 04/15/2038	1,045	1,138
Rev., 5.00%, 04/15/2040	1,200	1,283
City of McKinney Waterworks & Sewer System Revenue, Rev., 5.00%, 03/15/2026	350	354
City of Palestine, Certificates Obligation, GO, 4.00%, 02/15/2046	5,000	4,628
City of Pflugerville, Certificates of Obligation, GO, 4.00%, 08/01/2049	2,750	2,511
City of Plano, GO, 4.00%, 09/01/2043	1,000	967
City of Round Rock TX, GO, 4.13%, 08/15/2046	3,210	3,050
City of San Antonio
GO, 5.00%, 02/01/2042	2,380	2,549
GO, 5.00%, 02/01/2044	2,250	2,376
City of San Antonio Electric & Gas Systems Revenue
Rev., 4.00%, 02/01/2030	1,660	1,758
Rev., 5.00%, 02/01/2033	1,795	1,844
Rev., 5.00%, 02/01/2035	1,650	1,689
Series B, Rev., 5.25%, 02/01/2040	3,000	3,253
City of San Antonio Electric & Gas Systems Revenue, Junior Lien
Rev., (SIFMA Municipal Swap Index + 0.87%), 3.76%, 02/01/2048 (aa)	3,000	2,999
Rev., 4.00%, 02/01/2037	1,000	1,024
Series A, Rev., 5.00%, 02/01/2035	2,200	2,390
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	6,339
City of San Antonio TX Electric & Gas Systems Revenue
Rev., 5.00%, 02/01/2036	1,680	1,872
Rev., 5.00%, 02/01/2040	1,000	1,073
Rev., 5.25%, 02/01/2044	1,660	1,773
Rev., 5.25%, 02/01/2049	4,000	4,224
City of San Antonio, Electric & Gas Systems Revenue
Rev., 4.00%, 02/01/2027	2,000	2,042
Series D, Rev., 5.25%, 02/01/2054	4,500	4,745

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Sugar Land TX, GO, 5.00%, 02/15/2037	1,060	1,178
City of Texas City TX, GO, 5.00%, 02/15/2045	10,455	10,867
City of Waco TX, GO, 5.00%, 02/01/2049	3,000	3,137
Clear Creek Independent School District
GO, PSF-GTD, 5.00%, 02/15/2044	2,875	3,032
Series A, GO, PSF-GTD, 5.00%, 02/15/2033	760	870
Cleburne Independent School District, Prerefunded School Building, GO, PSF-GTD, 5.00%, 02/15/2036 (p)	195	197
Cleburne Independent School District, Unrefunded School Building, GO, PSF-GTD, 5.00%, 02/15/2036	870	875
Clifton Higher Education Finance Corp.
Rev., PSF-GTD, 4.00%, 08/15/2044	4,045	3,780
Rev., PSF-GTD, 4.00%, 02/15/2055 (z)	7,000	7,285
Rev., PSF-GTD, 5.00%, 08/15/2035	1,300	1,423
Rev., PSF-GTD, 5.00%, 08/15/2037	500	539
Rev., PSF-GTD, 5.00%, 08/15/2038	2,905	3,147
Rev., PSF-GTD, 5.00%, 08/15/2041	2,550	2,718
Rev., PSF-GTD, 5.00%, 08/15/2042	625	661
Rev., PSF-GTD, 5.00%, 08/15/2044	2,270	2,374
Rev., PSF-GTD, 5.25%, 02/15/2043	3,900	4,124
Rev., PSF-GTD, 5.25%, 02/15/2044	2,000	2,106
Clifton Higher Education Finance Corp., Idea Public School
Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	1,876
Series A, Rev., 4.00%, 08/15/2035	415	417
Series A, Rev., 4.00%, 08/15/2047	1,300	1,146
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	715
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,082
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	56
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	31
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	43
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	238
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Rev., PSF-GTD, 5.00%, 08/15/2028	900	954
Collin County Community College District, Series A, GO, 4.00%, 08/15/2035	1,600	1,640
Comal Independent School District, GO, PSF-GTD, 5.00%, 02/01/2042	750	803
County of Bexar
GO, 4.00%, 06/15/2040	11,085	11,085
GO, 5.00%, 06/15/2043 (p)	2,000	2,033
County of Bexar TX, GO, 4.00%, 06/15/2038	2,205	2,222
County of Collin, GO, 5.00%, 02/15/2029	2,000	2,162
County of Dallas, Certificates of Obligation, GO, 5.00%, 08/15/2041	2,550	2,722
County of Denton, GO, 5.00%, 07/15/2027	1,000	1,046
County of Denton TX, GO, 4.00%, 07/15/2043	2,800	2,708
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,442
County of Harris, Series A, GO, 5.00%, 10/01/2029	1,150	1,262
County of Harris, Subordinate, Series A, GO, 5.00%, 08/15/2026	1,750	1,790
County of Nueces, GO, 5.00%, 02/15/2029	460	494
Cypress-Fairbanks Independent School District
Series B, GO, PSF-GTD, 5.00%, 02/15/2037	2,000	2,230
Series B, GO, PSF-GTD, 5.00%, 02/15/2038	1,330	1,470

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Dallas Area Rapid Transit
Series A, Rev., 5.00%, 12/01/2029 (p)	1,890	1,897
Series A, Rev., 5.00%, 12/01/2046 (p)	2,000	2,008
Dallas Area Rapid Transit, Senior Lien
Rev., 5.00%, 12/01/2032	1,000	1,087
Series B, Rev., 4.00%, 12/01/2051	2,000	1,793
Dallas Fort Worth International Airport
Series B, Rev., 5.00%, 11/01/2050	4,000	4,088
Series C, Rev., AMT, 5.00%, 11/01/2030	5,000	5,475
Dallas Fort Worth International Airport, Dallas Fort Worth International, Rev., 5.00%, 11/01/2025	1,825	1,828
Dallas Independent School District, Series B, GO, PSF-GTD, 3.00%, 02/15/2034	1,370	1,326
Del Valle Independent School District
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,266
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,579
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	5,994
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,394
Denton Independent School District
GO, PSF-GTD, 5.00%, 08/15/2027	600	627
GO, PSF-GTD, 5.00%, 08/15/2034	950	1,080
GO, PSF-GTD, 5.00%, 08/15/2038	5,000	5,590
GO, PSF-GTD, 5.00%, 08/15/2042	2,000	2,127
Series B1, GO, PSF-GTD, 4.00%, 08/15/2055 (z)	5,000	5,199
Series B2, GO, PSF-GTD, 4.00%, 08/15/2055 (z)	1,000	1,066
Eagle Mountain and Saginaw Independent School District, GO, PSF-GTD, 5.00%, 08/15/2043	3,070	3,263
East Montgomery County Improvement District, Sales Tax Revenue, Rev., 5.00%, 08/15/2041	500	529
El Paso County Hospital District
GO, 5.00%, 02/15/2034	3,205	3,612
GO, 5.00%, 02/15/2035	1,800	2,032
Flour Bluff Independent School District
GO, PSF-GTD, 5.00%, 08/15/2041	2,000	2,142
GO, PSF-GTD, 5.00%, 08/15/2042	3,200	3,395
GO, PSF-GTD, 5.00%, 08/15/2043	1,800	1,900
Forney Independent School District
GO, PSF-GTD, 5.00%, 08/15/2040	600	643
GO, PSF-GTD, 5.00%, 08/15/2043	2,075	2,176
GO, PSF-GTD, 5.25%, 08/15/2041	500	555
Series A, GO, PSF-GTD, 3.00%, 08/15/2037	3,585	3,330
Series A, GO, PSF-GTD, 3.00%, 08/15/2038	4,950	4,506
Fort Bend Grand Parkway Toll Road Authority
Series A, Rev., CNTY GTD, 5.00%, 03/01/2026	750	757
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	295
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	390	422
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,101
Fort Bend Independent School District, Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	595	581
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,750	1,876
Garland Independent School District
GO, PSF-GTD, 5.00%, 02/15/2037	500	551
Series A, GO, PSF-GTD, 5.00%, 02/15/2037	3,500	3,858

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Georgetown Independent School District
GO, PSF-GTD, 2.00%, 08/15/2034	6,155	5,337
GO, PSF-GTD, 5.00%, 02/15/2043	2,100	2,220
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	900	908
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	9,140
Greater Texoma Utility Authority
Rev., BAM, 5.25%, 10/01/2042	1,000	1,067
Rev., BAM, 5.25%, 10/01/2045	1,150	1,211
Greater Texoma Utility Authority, City of Sherman Project
Rev., BAM, 5.00%, 10/01/2037	3,060	3,299
Rev., BAM, 5.00%, 10/01/2038	1,450	1,551
Rev., BAM, 5.00%, 10/01/2049	10,000	10,216
Series A, Rev., BAM, 4.00%, 10/01/2043	1,940	1,823
Harris County Cultural Education Facilities Finance Corp., Series A, Rev., 5.00%, 05/15/2050 (z)	8,000	8,763
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Rev., 4.00%, 10/01/2041	1,000	956
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital
Rev., LOC: TD Bank NA, 2.80%, 10/01/2045 (z)	2,400	2,400
Rev., BAM, 4.00%, 10/01/2037	1,790	1,801
Rev., 4.00%, 10/01/2038	1,000	987
Rev., BAM, 4.00%, 10/01/2038	1,000	1,001
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,863
Harris County Flood Control District, Sustainability Bond
Series A, GO, 4.00%, 09/15/2041	2,500	2,453
Series A, GO, 4.00%, 09/15/2048	9,000	8,421
Harris County Industrial Development Corp., Energy Transfer, Rev., 4.05%, 11/01/2050 (z)	5,000	5,132
Harris County, Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,336
Harris County-Houston Sports Authority, Senior Lien, Series A, Rev., 5.00%, 11/15/2029	3,010	3,277
Hays Consolidated Independent School District
GO, PSF-GTD, 4.00%, 02/15/2042	18,160	17,664
GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,081
GO, PSF-GTD, 5.00%, 02/15/2040	1,305	1,384
Hidalgo County Regional Mobility Authority, Senior Lien
Series A, Rev., 5.00%, 12/01/2032	1,000	1,076
Series A, Rev., 5.00%, 12/01/2033	575	614
Series A, Rev., 5.00%, 12/01/2034	750	796
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	855
Houston Higher Education Finance Corp., Kipp Inc, Rev., PSF-GTD, 4.00%, 08/15/2040	2,500	2,471
Houston Independent School District, Maintenance Tax Notes, Series A, GO, 5.00%, 07/15/2045 (z)	20,400	21,600
Hurst-Euless-Bedford Independent School District, GO, PSF-GTD, 5.00%, 08/15/2038	1,490	1,643
Hutto Independent School District
GO, PSF-GTD, 4.00%, 02/01/2055 (z)	2,620	2,702
GO, PSF-GTD, 5.00%, 08/01/2048	2,400	2,503
Irving Independent School District
GO, PSF-GTD, 5.00%, 02/15/2028	500	530
GO, PSF-GTD, 5.00%, 02/15/2035	2,300	2,555
GO, PSF-GTD, 5.00%, 02/15/2038	4,375	4,714
GO, PSF-GTD, 5.00%, 02/15/2041	250	266

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Jarrell Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	725	792
Katy Independent School District
GO, PSF-GTD, 5.00%, 02/15/2027	3,000	3,102
GO, PSF-GTD, 5.00%, 02/15/2036	1,340	1,457
GO, PSF-GTD, 5.00%, 02/15/2042	1,000	1,067
GO, PSF-GTD, 5.00%, 02/15/2043	1,505	1,596
GO, PSF-GTD, 5.00%, 02/15/2046	2,560	2,690
Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,488
Kilgore Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	450	454
Klein Independent School District
GO, PSF-GTD, 4.00%, 08/01/2046	4,000	3,733
GO, PSF-GTD, 5.00%, 08/01/2028	4,270	4,570
GO, PSF-GTD, 5.00%, 08/01/2041	1,775	1,918
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	240
Lake Travis Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2043 (p)	1,090	1,126
Lamar Consolidated Independent School District
GO, PSF-GTD, 5.00%, 02/15/2029	150	162
GO, PSF-GTD, 5.00%, 02/15/2041	1,500	1,606
GO, PSF-GTD, 5.00%, 02/15/2043	2,100	2,216
Series A, GO, PSF-GTD, 5.00%, 02/15/2058	4,335	4,450
Liberty Hill Independent School District
GO, PSF-GTD, 5.00%, 02/01/2040	1,890	2,038
GO, PSF-GTD, 5.00%, 02/01/2041	2,020	2,160
Llano Independent School District, GO, PSF-GTD, 5.00%, 02/15/2032	1,350	1,360
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2043	1,750	1,851
Love Field Airport Modernization Corp., Southwest Airlines Co Project, Rev., AMT, 5.00%, 11/01/2028	1,400	1,401
Lower Colorado River Authority
Rev., 5.00%, 05/15/2031	4,795	5,384
Rev., 5.00%, 05/15/2032	5,000	5,573
Series A, Rev., 5.00%, 05/15/2027	420	437
Series B, Rev., 5.00%, 05/15/2039 (z)	3,000	3,124
Lower Colorado River Authority, LCRA Transmission Services
Rev., 5.00%, 05/15/2030	1,000	1,104
Rev., 5.00%, 05/15/2051	3,500	3,551
Lower Colorado River Authority, LCRA Transmission Services Corp., Rev., BAM, 5.25%, 05/15/2043	3,500	3,780
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	108
Mansfield Independent School District, GO, PSF-GTD, 3.00%, 08/01/2036	1,000	940
Matagorda County Navigation District No. 1, Central Power & Light, Rev., AMT, 4.25%, 05/01/2030	825	861
Matagorda County Navigation District No. 1, Central Power & Light Co., Rev., 2.60%, 11/01/2029	3,500	3,398
McKinney Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,245	1,256
Medina Valley Independent School District
GO, PSF-GTD, 0.82%, 02/15/2051 (z)	445	440
GO, PSF-GTD, 5.00%, 02/15/2040	3,000	3,222
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Contractual Obligation, Series B, Rev., 5.00%, 11/01/2025	435	436

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Midland County Hospital District, Rev., BAM, 5.25%, 05/15/2054	2,170	2,251
Midland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2050 (p)	190	201
Midland Independent School District, Unrefunded Balance School Building, GO, PSF-GTD, 5.00%, 02/15/2050 (p)	2,110	2,136
Mission Economic Development Corp.
Rev., AMT, 0.00%, 06/01/2048 (z)	5,665	5,698
Rev., AMT, 3.80%, 05/01/2046 (z)	10,000	9,997
Rev., AMT, 4.00%, 06/01/2054 (z)	2,475	2,488
Rev., AMT, 5.00%, 12/01/2064 (z)	1,000	1,036
New Caney Independent School District
GO, PSF-GTD, 5.00%, 02/15/2037	625	687
GO, PSF-GTD, 5.00%, 02/15/2040	1,375	1,487
GO, PSF-GTD, 5.00%, 02/15/2041	2,000	2,146
GO, PSF-GTD, 5.00%, 02/15/2044	1,250	1,313
New Hope Cultural Education Facilities Finance Corp., Series A, Rev., 5.00%, 07/01/2047	2,000	1,853
New Hope Cultural Education Facilities Finance Corp., Bella Vida Facility Living
Rev., 4.25%, 10/01/2030	2,000	2,009
Rev., 4.63%, 10/01/2030	2,000	2,013
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,008
New Hope Cultural Education Facilities Finance Corp., Children’s Health System of Texas
Rev., 5.25%, 08/15/2043	1,375	1,491
Rev., 5.25%, 08/15/2045	2,035	2,186
Rev., 5.50%, 08/15/2049	3,000	3,239
New Hope Cultural Education Facilities Finance Corp., NCCD College Station Project, Series A, Rev., 5.00%, 07/01/2035	9,400	9,130
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	83
New Hope Cultural Education Facilities Finance Corporation, Series A, Rev., 4.00%, 08/15/2040	3,000	2,829
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Rev., PSF-GTD, 5.00%, 06/15/2038	1,365	1,467
North East Independent School District
GO, PSF-GTD, 3.75%, 08/01/2049 (z)	1,500	1,524
GO, PSF-GTD, 4.00%, 08/01/2033	4,000	4,000
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,566
North Texas Higher Education Authority, Inc., Rev., AMT, 4.13%, 06/01/2045	4,895	4,804
North Texas Higher Education Authority, Inc., Senior
Rev., AMT, 4.50%, 06/01/2046 (w)	3,105	3,108
Rev., AMT, 5.00%, 06/01/2031 (w)	800	853
Rev., AMT, 5.00%, 06/01/2032 (w)	500	533
Rev., AMT, 5.00%, 06/01/2033 (w)	390	416
North Texas Municipal Water District Water System Revenue, Rev., 3.00%, 09/01/2041	575	476
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System, Rev., 4.50%, 06/01/2054 (w)	3,000	2,944
North Texas Tollway Authority
Rev., Zero Coupon, 01/01/2035	10,000	7,203
Rev., 5.00%, 01/01/2031	3,000	3,350
Rev., 5.00%, 01/01/2035	3,250	3,670
Rev., 5.25%, 01/01/2044	3,225	3,446

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., Zero Coupon, 01/01/2030	1,500	1,321
North Texas Tollway Authority, First Tier Bonds
Series A, Rev., 4.00%, 01/01/2035	2,000	2,037
Series A, Rev., 5.00%, 01/01/2037	1,500	1,629
Series A, Rev., 5.00%, 01/01/2040	4,000	4,240
North Texas Tollway Authority, Second Tier
Rev., 4.25%, 01/01/2049	4,000	3,602
Rev., 5.00%, 01/01/2048	2,335	2,355
Series B, Rev., 4.00%, 01/01/2035	2,100	2,138
Series B, Rev., 4.00%, 01/01/2036	1,000	1,011
Series B, Rev., 4.00%, 01/01/2037	1,000	1,004
Series B, Rev., 5.00%, 01/01/2027	215	216
Series B, Rev., 5.00%, 01/01/2033	1,000	1,025
Northside Independent School District, GO, PSF-GTD, 3.55%, 06/01/2050 (z)	4,000	4,056
Northwest Independent School District
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,062
GO, PSF-GTD, 5.00%, 02/15/2041	2,225	2,397
GO, PSF-GTD, 5.25%, 02/15/2055	3,820	4,052
Series A, GO, PSF-GTD, 5.00%, 02/15/2036	1,000	1,098
Northwest Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2042 (p)	1,505	1,518
Odessa Junior College District, Consolidated Fund, Rev., 4.00%, 07/01/2026	1,015	1,026
Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/2047	2,000	2,062
Pearland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,075	1,084
Pecos Barstow Toyah Independent School District
GO, PSF-GTD, 5.00%, 02/15/2027	300	311
GO, PSF-GTD, 5.00%, 02/15/2039	500	525
Permanent University Fund—Texas A&M University System, Board of Regents, Rev., 5.00%, 07/01/2042	1,695	1,790
Permanent University Fund—Texas A&M University System, Board Of Regents, Rev., 5.00%, 07/01/2039	1,500	1,621
Plano Independent School District, GO, 5.00%, 02/15/2027	650	672
Port Authority of Houston of Harris County Texas
Rev., 5.00%, 10/01/2026	850	871
Rev., 5.00%, 10/01/2028	1,250	1,339
Rev., 5.00%, 10/01/2029	1,250	1,367
Port Authority of Houston of Harris County Texas, First Lien
Rev., 5.00%, 10/01/2025	950	950
Rev., 5.00%, 10/01/2048	8,500	8,737
Port Beaumont Navigation District, Jefferson Gulf Coast Energy
Rev., AMT, 2.00%, 01/01/2027 (e)	550	536
Rev., AMT, 2.25%, 01/01/2029 (e)	800	755
Rev., AMT, 2.88%, 01/01/2041 (e)	120	87
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	8,000	7,179
Port of Beaumont Navigation District, Rev., AMT, 5.00%, 01/01/2039 (e)	3,250	3,208
Port of Beaumont Navigation District, Taxable Jefferson Gulf Coast, Rev., 10.00%, 07/01/2026 (e)	4,000	4,018
Prosper Independent School District
Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	28
Series A, GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,104

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Red River Education Finance Corp., Rev., 5.00%, 03/15/2035	1,430	1,649
Rockwall Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,335	1,381
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2044 (z)	10,000	10,982
Royse City Independent School District, GO, PSF-GTD, 5.00%, 02/15/2039	1,000	1,084
San Angelo Independent School District
GO, PSF-GTD, 5.00%, 02/15/2042	5,500	5,901
GO, PSF-GTD, 5.00%, 02/15/2043	9,010	9,603
San Antonio Education Facilities Corp., University of The Incarnate Word
Rev., 4.00%, 04/01/2038	2,065	1,877
Rev., 4.00%, 04/01/2041	1,000	855
San Antonio Water System
Series 2013F, Rev., 1.00%, 05/01/2043 (z)	6,000	5,846
Series A, Rev., 5.00%, 05/15/2034	2,375	2,493
Series C, Rev., 5.00%, 05/15/2046	6,670	6,825
San Antonio Water System, Junior Lien, Series A, Rev., 5.00%, 05/15/2043	3,500	3,574
San Marcos Consolidated Independent School District
GO, PSF-GTD, 5.00%, 08/15/2027	1,830	1,918
GO, PSF-GTD, 5.00%, 08/15/2040	2,000	2,149
Sherman Independent School District
GO, PSF-GTD, 5.00%, 02/15/2036	1,335	1,517
GO, PSF-GTD, 5.00%, 02/15/2037	1,000	1,125
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2040	2,575	2,576
Southwest Independent School District, GO, PSF-GTD, 5.00%, 02/01/2027	410	424
Spring Branch Independent School District
GO, PSF-GTD, 5.00%, 02/01/2043	1,250	1,340
GO, PSF-GTD, 5.00%, 02/01/2044	1,625	1,732
Spring Independent School District
GO, 5.00%, 08/15/2030	600	668
GO, PSF-GTD, 5.25%, 08/15/2044	5,000	5,438
GO, PSF-GTD, 5.25%, 08/15/2046	12,500	13,545
Stanton Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	1,100	1,225
State of Texas
GO, 5.00%, 10/01/2042	1,170	1,252
Series B, GO, 4.00%, 08/01/2030	60	60
State of Texas, Mobility Fund, Series B, GO, 5.00%, 10/01/2032	14,655	14,602
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2026	1,000	1,026
State of Texas, Water Financial Assistance, Series B, GO, 5.00%, 08/01/2037	1,000	1,000
Tarrant County Cultural Education Facilities Finance Corp.
Rev., VRDO, LOC: TD Bank NA, 3.30%, 10/01/2025 (z)	13,400	13,400
Rev., VRDO, LOC: TD Bank NA, 3.45%, 10/01/2025 (z)	6,000	6,000
Rev., 5.00%, 07/01/2038	5,000	5,170
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health
Rev., 4.00%, 11/15/2042	15,000	14,146
Series A, Rev., 5.00%, 11/15/2045	4,195	4,207
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Rev., 5.50%, 11/15/2047	12,415	13,098
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott And White Health, Rev., 5.00%, 11/15/2052 (z)	1,890	2,065

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas
Rev., 4.00%, 10/01/2041	1,975	1,892
Rev., 5.00%, 10/01/2030	1,000	1,114
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Rev., 5.00%, 02/15/2041	5,000	5,038
Tarrant Regional Water District Water Supply System Revenue, Rev., 5.00%, 03/01/2036	3,500	3,916
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0585, Rev., LOC: Barclays Bank plc, LIQ: Barclays Bank plc, 4.05%, 07/01/2064 (e) (z)	24,075	24,075
Series 2025-XF3424, GO, PSF-GTD, LIQ: Barclays Bank plc, 2.92%, 02/15/2055 (e) (z)	2,250	2,250
Terrell Independent School District
GO, PSF-GTD, 5.00%, 08/01/2039	1,000	1,103
GO, PSF-GTD, 5.00%, 08/01/2040	1,000	1,092
GO, PSF-GTD, 5.00%, 08/01/2041	1,000	1,080
Texas A&M University
Rev., 5.00%, 05/15/2036	5,000	5,657
Rev., 5.00%, 05/15/2037	1,000	1,121
Rev., 5.00%, 05/15/2042	4,830	5,164
Texas A&M University, Financing System, Series B, Rev., 4.00%, 05/15/2043	20,595	19,975
Texas Department of Housing & Community Affairs
Rev., GNMA COLL, 6.00%, 07/01/2054	1,990	2,206
Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	270	273
Series B, Rev., GNMA COLL, 6.00%, 03/01/2053	520	569
Series C, Rev., GNMA COLL, 6.00%, 03/01/2054	3,005	3,307
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	1,620	1,598
Texas Department of Housing & Community Affairs, Sustainable Bond, Series B, Rev., GNMA COLL, 5.75%, 01/01/2053	885	956
Texas Department of Housing and Community Affairs, Series B, Rev., GNMA COLL, 4.90%, 07/01/2045	3,000	3,080
Texas Municipal Gas Acquisition & Supply Corp. III
Rev., 5.00%, 12/15/2025	1,305	1,309
Rev., 5.00%, 12/15/2030	3,300	3,553
Rev., 5.00%, 12/15/2031	2,000	2,171
Texas Municipal Gas Acquisition & Supply Corp. IV
Series A, Rev., 5.50%, 01/01/2054 (z)	15,815	17,013
Series B, Rev., 5.50%, 01/01/2054 (z)	9,795	11,027
Texas Municipal Gas Acquisition & Supply Corporation V, Rev., 5.00%, 01/01/2055 (z)	5,835	6,373
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	5,470	5,586
Texas Municipal Power Agency, Rev., 3.00%, 09/01/2038	500	442
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	25,060	24,607
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group
Rev., 4.00%, 12/31/2030	3,970	4,121
Rev., 4.00%, 06/30/2033	1,000	1,020
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Bond
Rev., AMT, 5.38%, 06/30/2037	1,750	1,853
Rev., AMT, 5.38%, 06/30/2038	3,955	4,173
Rev., AMT, 5.50%, 06/30/2041	1,425	1,485
Rev., AMT, 5.50%, 06/30/2043	2,750	2,836

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Texas Private Activity Bond Surface Transportation Corp., Senior Lien North Tarrant Express Project, Rev., AMT, 5.50%, 12/31/2058	6,000	6,183
Texas State Affordable Housing Corp., Juniper Creek Apartments, Rev., 3.75%, 07/01/2044 (z)	485	488
Texas State Affordable Housing Corp., Norman Commons, Rev., 3.63%, 01/01/2045 (z)	565	570
Texas State University System, Rev., 5.00%, 03/15/2041	2,550	2,731
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,434
Texas Water Development Board
Rev., 4.00%, 10/15/2035	4,000	4,000
Rev., 5.00%, 08/01/2026	2,250	2,297
Series A, Rev., 5.00%, 10/15/2028	115	124
Series A, Rev., 5.00%, 10/15/2038	1,900	2,101
Texas Water Development Board, Master Trust
Rev., 4.00%, 10/15/2033	1,000	1,040
Rev., 4.25%, 10/15/2041 (w)	2,000	2,025
Rev., 5.00%, 10/15/2037 (w)	4,400	4,985
Rev., 5.00%, 10/15/2038 (w)	8,740	9,817
Rev., 5.00%, 10/15/2040 (w)	7,535	8,326
Series A, Rev., 4.25%, 10/15/2051	2,890	2,727
Series A, Rev., 4.38%, 10/15/2054	3,835	3,681
Series A, Rev., 4.38%, 10/15/2059	1,610	1,538
Series A, Rev., 5.00%, 10/15/2039	3,000	3,291
Texas Water Development Board, Revolving Fund
Rev., 4.00%, 08/01/2038	500	506
Rev., 5.00%, 08/01/2028	625	671
Series A, Rev., 5.00%, 10/15/2028	100	106
Texas Water Development Board, State Revolving Fund
Rev., 4.00%, 08/01/2037	2,015	2,052
Rev., 5.00%, 08/01/2027	2,835	2,969
Texas Water Development Board, State Water Implementation Fund
Rev., 3.00%, 10/15/2033	2,000	1,965
Series A, Rev., 4.00%, 10/15/2033	1,900	1,927
Series A, Rev., 5.00%, 04/15/2026	100	101
Series A, Rev., 5.00%, 10/15/2030	500	501
Series A, Rev., 5.00%, 10/15/2047	2,480	2,511
Series B, Rev., 5.00%, 04/15/2049	11,535	11,726
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,009
Travis County Housing Finance Corp., Airport Gateway Apartments, Rev., 4.13%, 06/01/2045 (z)	190	190
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,636
University of Houston
Series A, Rev., 5.00%, 02/15/2034	2,000	2,227
Series A, Rev., 5.00%, 02/15/2041	2,000	2,112
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	107
Upper Trinity Regional Water District, Rev., BAM, 4.25%, 08/01/2049	1,500	1,424
Uptown Development Authority
Tax Allocation, 4.00%, 09/01/2033	400	397
Tax Allocation, 4.00%, 09/01/2035	995	952

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Waco Educational Finance Corp., Baylor University Issue
Rev., 5.00%, 03/01/2035	1,500	1,639
Series A, Rev., 4.00%, 03/01/2036	750	760
Waller Consolidated Independent School District
GO, BAM, 5.00%, 02/15/2040	2,800	2,997
GO, PSF-GTD, 5.00%, 02/15/2041	2,000	2,161
GO, BAM, 5.00%, 02/15/2042	6,550	6,911
GO, PSF-GTD, 5.00%, 02/15/2042	2,500	2,680
GO, PSF-GTD, 5.00%, 02/15/2043	4,000	4,247
Waxahachie Independent School District
GO, PSF-GTD, 4.00%, 02/15/2049	2,500	2,323
GO, PSF-GTD, 4.25%, 02/15/2053	1,670	1,588
GO, PSF-GTD, 5.00%, 02/15/2028	1,250	1,325
GO, PSF-GTD, 5.00%, 02/15/2029	1,370	1,478
GO, PSF-GTD, 5.00%, 02/15/2035	1,135	1,284
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,083
GO, PSF-GTD, 5.00%, 02/15/2041	1,000	1,074
GO, PSF-GTD, 5.00%, 02/15/2042	1,000	1,064
GO, PSF-GTD, 5.00%, 02/15/2043	1,500	1,585
GO, PSF-GTD, 5.00%, 02/15/2044	900	946
Weslaco Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	500	544
Whitesboro Independent School District, GO, PSF-GTD, 5.00%, 02/15/2028	550	583

		1,413,340

Utah — 0.9%
Black Desert Public Infrastructure District, Special Assessment, 5.63%, 12/01/2053 (e)	2,135	2,139
City of Salt Lake City Airport Revenue
Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,275
Series A, Rev., AMT, 5.00%, 07/01/2046	5,000	5,057
Series A, Rev., AMT, 5.00%, 07/01/2047	2,560	2,559
Series A, Rev., AMT, 5.25%, 07/01/2040	2,400	2,549
Series A, Rev., AMT, 5.25%, 07/01/2041	1,000	1,053
Series A, Rev., AMT, 5.25%, 07/01/2042	2,750	2,872
Series A, Rev., AMT, 5.25%, 07/01/2048	2,750	2,830
County of Utah, IHC Health Services, Inc.
Series A, Rev., 4.00%, 05/15/2045	10,020	9,361
Series B, Rev., 5.00%, 05/15/2060 (z)	625	637
Downtown East Streetcar Sewer Public Infrastructure District, Senior Lien, Series A, GO, 6.00%, 03/01/2053 (e)	1,415	1,399
Downtown Revitalization Public Infrastructure District
Rev., 5.00%, 07/15/2035 (e)	1,425	1,434
Rev., 5.00%, 06/01/2036	1,650	1,755
Rev., 5.00%, 06/01/2037	1,700	1,799
Rev., 5.00%, 06/01/2038	1,650	1,738
Rev., 5.00%, 06/01/2039	2,300	2,406
Rev., 5.25%, 06/01/2041	1,425	1,571
Rev., 5.25%, 06/01/2042	1,000	1,091
Rev., 5.25%, 06/01/2043	545	589
Rev., 5.50%, 06/01/2050	9,170	9,837

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Utah — continued
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, 5.63%, 12/01/2043 (e)	531	531
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	551
Mida Cormont Public Infrastructure District
GO, 0.00%, 06/01/2055 (e)	500	416
Series A1, GO, 6.25%, 06/01/2055 (e)	1,000	1,042
Mida Mountain Village Public Infrastructure District, Subordinate, Series 2, Tax Allocation, 5.75%, 06/15/2044 (e)	3,295	3,323
Mountain Veterans Program Public Infrastructure District, Tax Allocation, 5.20%, 06/01/2054 (e)	1,190	1,143
Point Phase 1 Public Infrastructure District No. 1, Series A1, Rev., 5.88%, 03/01/2045	1,250	1,277
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,136
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	515
State of Utah
GO, 3.00%, 07/01/2034	2,000	1,969
Series B, GO, 5.00%, 07/01/2029	100	108
Timpanogos Special Service District, Rev., 5.00%, 06/01/2054	11,150	11,567
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,542
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,726
Utah Housing Corp.
Rev., GNMA/FNMA/FHLMC, 4.60%, 07/01/2044	2,275	2,291
Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,755	1,946
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,650	2,977
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 01/01/2054	1,385	1,516
Series C, Rev., GNMA/FNMA/FHLMC, 4.45%, 01/01/2044	1,350	1,336
Series C, Rev., GNMA/FNMA/FHLMC, 4.65%, 01/01/2049	1,975	1,954
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,955	2,160
Series I, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	4,745	5,353
Utah Housing Corp., Drawdown New City, Rev., FHA HUD, 3.63%, 02/01/2026	906	907
Utah Municipal Power Agency, Rev., 5.00%, 07/01/2038	8,900	8,959
Utah Telecommunication Open Infrastructure Agency
Rev., 5.00%, 06/01/2027	130	135
Rev., 5.00%, 06/01/2031	210	236
Rev., 5.25%, 06/01/2035	700	787
Rev., 5.25%, 06/01/2037	2,250	2,488
Utah Transit Authority, Rev., 5.00%, 12/15/2043	950	1,022

		119,864

Vermont — 0.1%
Vermont Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	2,035	2,016
Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2049	180	183
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	257
Vermont Student Assistance Corp.
Rev., AMT, 4.13%, 06/15/2036	460	450
Rev., AMT, 4.25%, 06/15/2037	780	772
Rev., AMT, 4.38%, 06/15/2038	690	672
Rev., AMT, 4.50%, 06/15/2039	735	719

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Vermont — continued
Rev., AMT, 5.25%, 06/15/2030	600	645
Rev., AMT, 5.25%, 06/15/2031	700	759
Rev., AMT, 5.25%, 06/15/2032	950	1,033
Series A, Rev., AMT, 2.38%, 06/15/2039	390	360
Vermont Student Assistance Corporation
Series A, Rev., AMT, 5.00%, 06/15/2037	2,225	2,277
Series A, Rev., AMT, 5.00%, 06/15/2038	1,620	1,635
Series A, Rev., AMT, 5.00%, 06/15/2039	1,540	1,542
Series A, Rev., AMT, 5.13%, 06/15/2040	1,495	1,496
Series A, Rev., AMT, 5.25%, 06/15/2041	1,355	1,355

		16,171

Virginia — 1.9%
Albemarle County Economic Development Authority, Westminster Canterbury of the Blue Ridge, Rev., 4.00%, 06/01/2035	1,365	1,385
Alexandria Redevelopment and Housing Authority, 431 S Columbus Street, Rev., HUD, 3.40%, 12/01/2054 (z)	1,000	1,000
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution
Rev., 5.00%, 07/01/2046	2,930	2,934
Rev., 5.00%, 07/01/2051	4,000	4,001
Commonwealth of Virginia, Series B, GO, 5.00%, 06/01/2027	1,000	1,016
County of Fairfax Sewer Revenue, Series A, Rev., 5.00%, 07/15/2037	685	779
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031 (p)	945	957
Fairfax County Economic Development Authority, Smithsonian Institution, Series A, Rev., VRDO, 2.89%, 10/07/2025 (z)	8,395	8,395
Fairfax County Industrial Development Authority, Rev., 4.00%, 05/15/2048	20,615	19,213
Fairfax County Industrial Development Authority, Inova Health System Project
Rev., 4.00%, 05/15/2042	3,440	3,311
Rev., 5.00%, 05/15/2029	2,000	2,173
Fairfax County Redevelopment & Housing Authority, Dominion Square North Project, Rev., 5.00%, 01/01/2045 (z)	1,700	1,757
FHLMC Multifamily VRD Certificates, Series A, Rev., 2.25%, 12/15/2037	940	751
Halifax County Industrial Development Authority, Rev., 3.80%, 12/01/2041 (z)	1,000	1,015
Hampton Roads Sanitation District
Series A, Rev., 5.00%, 11/01/2036	1,000	1,144
Series A, Rev., 5.00%, 11/01/2037	1,600	1,810
Series A, Rev., 5.00%, 11/01/2038	1,500	1,678
Hampton Roads Transportation Accountability Commission, Series A, Rev., BAN, 5.00%, 07/01/2027	6,310	6,589
Hampton Roads Transportation Accountability Commission, Senior Lien
Series A, Rev., BAN, 5.00%, 07/01/2026 (p)	1,130	1,150
Series A, Rev., 5.00%, 07/01/2031	1,500	1,667
Series A, Rev., TRAN, 5.00%, 07/01/2038 (p)	1,000	1,059
Series A, Rev., 5.00%, 07/01/2039	2,100	2,227
Henrico County Economic Development Authority, Rev., 5.00%, 11/01/2035	7,105	8,034
Isle of Wight County Economic Development Authority, Riverside Health System
Rev., 5.00%, 07/01/2036	750	832
Rev., 5.00%, 07/01/2037	500	549
Rev., 5.25%, 07/01/2043	1,620	1,706
Rev., 5.25%, 07/01/2053	5,000	5,162

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Isle Wight County Industrial Development Authority, Riverside Health System, Rev., 5.25%, 07/01/2048	3,000	3,119
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	143
Lynchburg Economic Development Authority, Centra Health Obligation Group
Rev., 3.00%, 01/01/2051	4,750	3,260
Rev., 5.00%, 01/01/2029	700	746
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,226
Norfolk Redevelopment & Housing Authority, Braywood Manor Apartments Project, Rev., HUD, 5.00%, 05/01/2043 (z)	350	354
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community Harbor, Rev., 4.38%, 01/01/2039	1,400	1,280
Roanoke Economic Development Authority, Carilion Clinic Obligation Group, Rev., 5.00%, 07/01/2047	2,000	2,152
Tender Option Bond Trust Receipts/Certificates, Series 2024-BAML6038, Rev., AMT, LOC: Bank of America NA, LIQ: Bank of America NA, 3.65%, 08/31/2027 (e) (z)	15,120	15,120
Virginia Beach Development Authority, Temps 50Sm Westminster Canterbury, Rev., 5.38%, 09/01/2029	2,000	2,020
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,126
Virginia Beach Development Authority, Westminster Canterbury on Chesapeake Bay, Rev., 6.50%, 09/01/2043	3,300	3,601
Virginia College Building Authority
Rev., 4.00%, 02/01/2036	12,500	12,543
Series A, Rev., 3.00%, 02/01/2028	4,000	4,005
Series A, Rev., 4.00%, 02/01/2034	3,500	3,585
Virginia College Building Authority, 21st Century College & Equipment
Rev., 4.00%, 02/01/2044	5,000	4,783
Rev., 5.00%, 02/01/2028	1,000	1,060
Virginia College Building Authority, 21st Century College and Equipment
Rev., 4.00%, 02/01/2040	1,815	1,813
Rev., 5.00%, 02/01/2029	1,000	1,084
Rev., 5.00%, 02/01/2033	3,750	4,095
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	766
Virginia Commonwealth University Health System Authority, Rev., VRDO, LOC: TD Bank NA, 4.00%, 10/01/2025 (z)	14,400	14,400
Virginia Housing Development Authority
Rev., 4.40%, 10/01/2044	1,000	997
Rev., 4.70%, 07/01/2040	930	953
Series E1, Rev., 4.35%, 10/01/2044	685	678
Series E, Rev., 4.50%, 07/01/2045	735	734
Series G, Rev., 5.05%, 11/01/2047	1,750	1,784
Virginia Housing Development Authority, Commonwealth Mortgage Bond, Rev., 3.63%, 07/01/2055 (z)	950	950
Virginia Port Authority, Series B, Rev., AMT, 5.00%, 07/01/2045 (p)	5,000	5,072
Virginia Public Building Authority, Rev., 5.00%, 08/01/2034	4,000	4,644
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,139
Virginia Public School Authority, Series B, Rev., 5.00%, 08/01/2052	3,670	3,815
Virginia Resources Authority Clean Water Revolving Fund, Revolving Fund, Series B, Rev., 4.00%, 10/01/2027	5,000	5,000

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,627
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,079
Virginia Small Business Financing Authority, National Senior Campuses, Series A, Rev., 5.00%, 01/01/2032	1,500	1,582
Virginia Small Business Financing Authority, Pure Salmon Virginia, LLC, Rev., AMT, 4.00%, 11/01/2052 (z)	3,305	3,307
Virginia Small Business Financing Authority, Senior Lien 95 Express
Rev., AMT, 5.00%, 07/01/2032	400	431
Rev., AMT, 5.00%, 07/01/2033	2,320	2,484
Rev., AMT, 5.00%, 01/01/2036	200	211
Rev., AMT, 5.00%, 07/01/2037	1,000	1,040
Virginia Small Business Financing Authority, Senior Lien Elizabeth River, Rev., AMT, 3.00%, 01/01/2041	4,000	3,249
Virginia Small Business Financing Authority, Senior Lien, 495 Hot
Rev., AMT, 5.00%, 06/30/2040	3,735	3,838
Rev., AMT, 5.00%, 06/30/2041	3,470	3,537
Rev., AMT, 5.00%, 12/31/2047	1,000	1,001
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River
Rev., AMT, 3.00%, 01/01/2041	4,740	3,779
Rev., AMT, 4.00%, 01/01/2030	3,125	3,205
Rev., AMT, 4.00%, 01/01/2033	1,500	1,530
Rev., AMT, 4.00%, 01/01/2034	2,250	2,279
Virginia Small Business Financing Authority, Transform 66 P3 Project
Rev., AMT, 5.00%, 12/31/2047	2,575	2,538
Rev., AMT, 5.00%, 12/31/2052	8,425	8,213
Rev., AMT, 5.00%, 12/31/2056	7,750	7,507
Williamsburg Economic Development Authority, Williamsburg Properties LLC
Rev., 4.00%, 07/01/2048	1,245	1,143
Rev., 5.25%, 07/01/2053	5,100	5,366
Winchester Economic Development Authority, Valley Health Systems Obligation, Rev., 4.00%, 01/01/2037	2,000	1,992

		252,279

Washington — 2.6%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue, Series S1, Rev., 5.00%, 11/01/2035 (p)	1,085	1,087
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,307
City of Seattle Municipal Light & Power Revenue
Rev., 4.00%, 09/01/2040	1,000	988
Rev., 5.00%, 02/01/2034	1,500	1,738
Rev., 5.00%, 02/01/2035	545	632
Rev., 5.00%, 02/01/2041	1,000	1,089
Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 3.14%, 05/01/2045 (aa)	2,000	1,982
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,297
City of Seattle WA Municipal Light & Power Revenue, Series A, Rev., 4.00%, 01/01/2047	10,000	9,324
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	904
City of Tacoma, Electric System Revenue, Series A, Rev., 4.00%, 01/01/2042	5,460	5,177
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	693
County of Grant, GO, 5.25%, 12/01/2047	1,000	1,051

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
County of King
GO, 5.00%, 12/01/2042	5,155	5,504
Series A, GO, 5.00%, 12/01/2034	1,335	1,467
Energy Northwest, Series A, Rev., 5.00%, 07/01/2039	1,000	1,108
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	105
Energy Northwest, Columbia Generating Station
Rev., 4.00%, 07/01/2035	5,265	5,266
Rev., 4.00%, 07/01/2042	1,625	1,583
Fircrest Properties, Sustainable Bonds State of Water, Rev., 5.50%, 06/01/2049	3,000	3,243
Grant County Public Hospital District No. 2, GO, 5.50%, 12/01/2044	900	926
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project
Rev., 5.00%, 01/01/2040	1,250	1,344
Series A, Rev., 5.00%, 01/01/2043 (p)	1,555	1,564
Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project, Rev., 2.92%, 01/01/2040	2,000	1,627
Grant County, Public Utility District No. 2, Electric Revenue
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,003
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,497
Jefferson County Public Hospital District No. 2, Jefferson Healthcare, Series A, Rev., 6.63%, 12/01/2043	7,500	7,669
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 5.00%, 12/01/2042	3,855	4,118
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,412
King County Public Hospital District No. 4, GO, 5.00%, 12/01/2038	1,000	998
King County School District No. 401 Highline, GO, SCH BD GTY, 5.00%, 12/01/2041	5,030	5,361
King County School District No. 405 Bellevue
GO, SCH BD GTY, 3.00%, 12/01/2037	5,385	4,948
GO, SCH BD GTY, 3.00%, 12/01/2038	1,925	1,706
Pierce County School District No. 10 Tacoma, GO, SCH BD GTY, 5.00%, 12/01/2048	4,000	4,198
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	9,726
Pierce County, Sumner School District No. 320, GO, SCH BD GTY, 5.00%, 12/01/2040	1,600	1,754
Port of Seattle
Series A, Rev., AMT, 5.00%, 05/01/2036	2,000	2,023
Series B, Rev., AMT, 5.00%, 05/01/2028	4,000	4,222
Port of Seattle Industrial Development Corp., Special Facilities Delta Airline, Rev., AMT, 5.00%, 04/01/2030	2,000	2,000
Port of Seattle WA
Rev., AMT, 5.00%, 07/01/2028	2,250	2,383
Rev., AMT, 5.00%, 07/01/2031	3,450	3,813
GO, AMT, 5.00%, 06/01/2048	10,000	10,289
Rev., AMT, 5.25%, 07/01/2043	5,000	5,314
Rev., AMT, 5.25%, 07/01/2044	14,000	14,802
Port of Seattle, Intermediate Lien
Rev., AMT, 5.00%, 08/01/2026	1,000	1,017
Rev., 5.00%, 02/01/2028	900	907
Rev., AMT, 5.00%, 04/01/2028	2,250	2,371
Rev., AMT, 5.00%, 08/01/2028	1,000	1,061
Rev., AMT, 5.00%, 04/01/2030	4,000	4,271
Rev., AMT, 5.00%, 04/01/2032	2,110	2,234

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Rev., AMT, 5.00%, 04/01/2044	2,000	2,021
Rev., AMT, 5.00%, 08/01/2046	3,500	3,547
Rev., AMT, 5.00%, 08/01/2047	1,250	1,279
Rev., AMT, 5.50%, 08/01/2047	1,000	1,052
Series C, Rev., AMT, 5.00%, 05/01/2026	1,000	1,012
Series C, Rev., AMT, 5.00%, 05/01/2028	1,415	1,458
Series C, Rev., AMT, 5.00%, 05/01/2034	3,455	3,509
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,402
Port of Seattle, Intermediate Lien Revenue, Rev., AMT, 5.00%, 04/01/2029	3,000	3,213
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	2,008
Skagit County Public Hospital District No. 1, Rev., 5.50%, 12/01/2054	4,500	4,590
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,174
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,074
State of Washington
GO, 4.00%, 06/01/2043	2,975	2,874
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,583
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,091
Series A3, GO, 5.00%, 08/01/2044	1,000	1,048
Series A, GO, 5.00%, 08/01/2036	1,475	1,594
Series A, GO, 5.00%, 08/01/2040	3,890	4,110
Series B, GO, 5.00%, 07/01/2027	1,000	1,006
Series B, GO, 5.00%, 06/01/2035	4,760	5,163
Series B, GO, 5.00%, 02/01/2042	1,000	1,062
Series B, GO, 5.00%, 06/01/2044	5,000	5,266
Series B, GO, 5.00%, 06/01/2045	2,900	3,044
Series D, GO, 4.00%, 07/01/2033	2,000	2,110
Series F, GO, AMBAC, Zero Coupon, 12/01/2029	1,000	898
Series R, GO, 5.00%, 02/01/2031	1,000	1,127
Series R, GO, 5.00%, 08/01/2031	750	851
Series R, GO, 5.00%, 08/01/2040	1,545	1,687
Series RC, GO, 5.00%, 08/01/2029	100	105
Series R-2017A, GO, 5.00%, 08/01/2027	1,000	1,020
Series R-2022B, GO, 4.00%, 02/01/2035	500	521
Series R-2022D, GO, 4.00%, 07/01/2028	3,140	3,277
Series R-2024C, GO, 5.00%, 08/01/2039	6,980	7,695
State of Washington, Bid Group 1, Series C, GO, 5.00%, 02/01/2028	1,490	1,580
State of Washington, Bid Group 2, Series C, GO, 5.00%, 02/01/2046	7,000	7,381
State of Washington, MVFT/VRF GO Bonds
Series F, GO, 5.00%, 06/01/2034	4,080	4,523
Series F, GO, 5.00%, 06/01/2038	2,775	2,993
State of Washington, Various Purpose, Series A, GO, 5.00%, 08/01/2041	10,000	10,307
Three Rivers Regional Wastewater Authority, Sustainable Bond
Rev., BAM, 4.00%, 09/01/2042	1,750	1,709
Rev., BAM, 4.00%, 09/01/2043	1,000	960
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,312
University of Washington
Rev., 5.00%, 04/01/2026 (p)	1,500	1,518

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,225
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance, Rev., 4.00%, 12/01/2040 (e)	1,510	1,430
Washington Health Care Facilities Authority, Seattle Children’s Hospital, Series A, Rev., 4.00%, 10/01/2045	7,500	6,965
Washington Health Care Facilities Authority, Unrefunded Providence Health, Rev., 5.00%, 10/01/2041	9,500	9,503
Washington Health Care Facilities Authority, Unrefunded Providence Health & Services, Rev., 5.00%, 10/01/2044	4,365	4,365
Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2036	5,500	5,543
Washington State Convention Center Public Facilities District, Rev., 5.00%, 07/01/2058	3,150	3,117
Washington State Convention Center Public Facilities District, Subordinated, Rev., 4.00%, 07/01/2058	1,760	1,391
Washington State Convention Center Public Facilities District, Subordinated Sustainable Bond, Rev., 5.00%, 07/01/2032	1,540	1,665
Washington State Housing Finance Commission
Rev., 3.38%, 04/20/2037	2,381	2,212
Rev., 3.50%, 12/20/2035	5,569	5,365
Rev., 4.22%, 03/01/2050	7,032	6,760
Rev., BAM, 5.25%, 07/01/2055 (e)	10,600	10,692
Rev., BAM, 5.25%, 07/01/2064 (e)	4,590	4,598
Series 2025-1, Class A1, 4.08%, 08/20/2063 (z)	3,497	3,300
Washington State Housing Finance Commission, Ardea at Totem Lake Apartments, Rev., 5.00%, 12/01/2043 (z)	6,540	6,621
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,059
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	750	739

		346,407

West Virginia — 0.3%
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	460	395
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,062
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	504
West Virginia Economic Development Authority, Rev., AMT, 4.63%, 04/15/2055 (z)	2,600	2,628
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 3.30%, 01/01/2041 (z)	6,000	6,043
West Virginia Economic Development Authority, Provident Group Marshall Properties
Rev., 5.00%, 07/01/2035	3,150	3,456
Rev., 5.00%, 07/01/2036	3,000	3,265
Rev., 5.00%, 07/01/2037	2,250	2,428
West Virginia Hospital Finance Authority, Rev., 5.75%, 09/01/2043	5,250	5,594
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Rev., 5.00%, 01/01/2043	3,000	2,761

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
West Virginia — continued
West Virginia Hospital Finance Authority, Improvement, University Health System Obligation, Rev., 5.00%, 06/01/2052	7,000	7,009
West Virginia Housing Development Fund, Sustainable Bonds, Series A, Rev., 4.40%, 11/01/2044	4,000	3,998
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,075

		40,218

Wisconsin — 2.2%
City of Milwaukee, Promissory Notes
Series N3, GO, 5.00%, 04/01/2031	5,500	6,110
Series N4, GO, 5.00%, 04/01/2030	10,150	11,109
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,701
Milwaukee Metropolitan Sewerage District, Green Bond, Series A, GO, 3.00%, 10/01/2031	1,700	1,701
Milwaukee Metropolitan Sewerage District, Green Bond Climate Bond Certificate, GO, 4.00%, 10/01/2043	6,150	5,957
Public Finance Authority, Rev., 5.20%, 12/01/2037	2,450	2,502
Public Finance Authority, A Challenge Foundation Academy
Rev., 6.63%, 07/01/2043 (e)	700	712
Rev., 6.88%, 07/01/2053 (e)	1,650	1,674
Public Finance Authority, Astro Texas Land Project, Rev., 5.00%, 12/15/2036 (e)	2,385	2,387
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,076
Public Finance Authority, Celanese Project, Series C, Rev., AMT, 4.30%, 11/01/2030	5,000	5,006
Public Finance Authority, CFP3 Eastern Michigan University
Rev., BAM, 5.00%, 07/01/2029	500	536
Rev., BAM, 5.25%, 07/01/2034	260	289
Rev., BAM, 5.25%, 07/01/2042	5,625	5,878
Rev., BAM, 5.38%, 07/01/2047	8,025	8,330
Rev., BAM, 5.50%, 07/01/2052	6,005	6,253
Public Finance Authority, CHF Wilmington LLC University, Rev., 5.00%, 07/01/2053	3,970	4,000
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)	1,545	1,579
Public Finance Authority, Givens Estates, Rev., 4.00%, 12/01/2041	1,000	894
Public Finance Authority, Kahala Nui Project
Rev., 5.00%, 11/15/2040	450	469
Rev., 5.00%, 11/15/2041	715	737
Public Finance Authority, KU Campus Development Corp. Project
Rev., 5.00%, 03/01/2041	3,000	3,000
Rev., 5.00%, 03/01/2046	6,495	6,471
Public Finance Authority, Lake Norman Charter School, Rev., 5.00%, 06/15/2064	4,630	4,387
Public Finance Authority, Lenoir Rhyne University
Rev., 5.00%, 04/01/2036	1,625	1,673
Rev., 5.00%, 04/01/2037	1,705	1,739
Public Finance Authority, Miami Waterworld Center Project, Tax Allocation, 5.00%, 06/01/2041 (e)	4,570	4,595
Public Finance Authority, Point College Prep Project
Rev., 4.00%, 06/15/2030 (e)	200	185
Rev., 5.00%, 06/15/2041 (e)	250	212
Public Finance Authority, Renown Regional Medical Center Project
Rev., 5.00%, 06/01/2026	500	507
Rev., 5.00%, 06/01/2027	425	440
Rev., 5.00%, 06/01/2028	600	635
Rev., 5.00%, 06/01/2034	1,000	1,066

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Senior Georgia SR 400 Express
Rev., AMT, 5.75%, 06/30/2060	12,750	13,109
Rev., AMT, 5.75%, 12/31/2065	6,500	6,683
Rev., AMT, 6.50%, 06/30/2060	3,000	3,290
Rev., AMT, 6.50%, 12/31/2065	3,000	3,282
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	4,071
Public Finance Authority, Two Steps Project, Rev., Zero Coupon, 12/15/2034 (e)	2,132	1,231
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	60
Public Finance Authority, Waste Management, Inc. Project
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,419
Rev., AMT, 2.63%, 11/01/2025	5,000	4,994
Rev., AMT, 3.85%, 10/01/2025	5,000	5,000
State of Wisconsin
GO, 5.00%, 05/01/2026	7,000	7,098
Series 1, GO, 5.00%, 05/01/2027	2,400	2,497
Series 1, GO, 5.00%, 05/01/2030	1,000	1,116
Series 1, GO, 5.00%, 05/01/2035	1,375	1,616
Series 1, GO, 5.00%, 05/01/2036	1,000	1,154
Series 2, GO, 5.00%, 05/01/2034	1,000	1,145
Series 3, GO, 5.00%, 05/01/2037	3,000	3,426
Series 2024-2, GO, 5.00%, 05/01/2027	2,000	2,081
Series B, GO, 4.00%, 05/01/2039	500	506
Series B, GO, 5.00%, 05/01/2035	10,580	11,321
University of Wisconsin Hospitals & Clinics, Rev., 5.00%, 04/01/2027	900	933
University of Wisconsin Hospitals & Clinics, Green Bond University of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	450
University of Wisconsin Hospitals & Clinics, Green Bonds, Rev., 4.00%, 04/01/2046	4,120	3,834
Wisconsin Center District, Capital Appreciation Senior Dedicated
Series C, Rev., Zero Coupon, 12/15/2036	1,550	1,007
Series C, Rev., Zero Coupon, 12/15/2039	1,750	950
Series C, Rev., Zero Coupon, 12/15/2040	1,650	842
Series D, Rev., Zero Coupon, 12/15/2028	545	497
Wisconsin Center District, Junior Dedicated, Series D, Rev., Zero Coupon, 12/15/2045	8,500	3,270
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,752
Wisconsin Health & Educational Facilities Authority
Rev., 4.50%, 11/15/2039	4,000	4,001
Rev., 5.00%, 10/01/2029	5,940	6,444
Rev., 5.00%, 10/01/2030	6,355	7,016
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	525
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Health Care
Rev., 4.00%, 08/15/2035	1,250	1,255
Rev., 4.00%, 08/15/2037	1,605	1,595
Rev., 4.00%, 08/15/2038	1,680	1,644
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Healthcare, Rev., 5.00%, 08/15/2054 (z)	2,590	2,630
Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senor, Rev., 4.00%, 11/15/2043	2,045	1,903

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group
Rev., 4.00%, 11/15/2039	10,500	10,007
Rev., 5.00%, 11/15/2035	4,500	4,538
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,511
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Rev., 5.00%, 08/15/2038	1,000	1,071
Wisconsin Health & Educational Facilities Authority, Bellin Memorial Hospital, Inc.
Rev., 5.00%, 12/01/2045	2,500	2,577
Series B, Rev., 5.25%, 12/01/2048	3,000	3,123
Wisconsin Health & Educational Facilities Authority, Beloit Health System, Inc., Rev., 4.00%, 07/01/2046	1,870	1,658
Wisconsin Health & Educational Facilities Authority, Forensic Science and Protective Medicine Facility Project, Rev., 5.00%, 08/01/2027 (e)	7,000	7,094
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Rev., 4.00%, 04/01/2039	2,710	2,657
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc.
Series A, Rev., 5.00%, 04/01/2030	1,280	1,410
Series A, Rev., 5.00%, 04/01/2033	1,010	1,128
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated
Rev., 4.00%, 04/01/2039	5,000	4,837
Rev., 5.00%, 04/01/2035	1,325	1,357
Wisconsin Health & Educational Facilities Authority, Gundersen Health System
Rev., 4.00%, 10/15/2035	545	553
Rev., 4.00%, 10/15/2036	2,100	2,116
Wisconsin Health & Educational Facilities Authority, Hospital Sisters Credit Group, Rev., 5.00%, 08/15/2040	7,000	7,547
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System
Rev., 5.00%, 02/15/2047	8,955	8,968
Rev., 5.00%, 02/15/2051 (p) (z)	2,600	2,653
Series B, Rev., 5.00%, 02/15/2042	1,000	1,001
Series B, Rev., 5.00%, 02/15/2046	8,935	8,940
Wisconsin Health & Educational Facilities Authority, The Medical College of Wisconsin, Rev., 4.00%, 12/01/2046	3,000	2,662
Wisconsin Health & Educational Facilities Authority, The Milwaukee Regional Medical Center, Rev., 5.00%, 04/01/2044	2,500	2,518
Wisconsin Health & Educational Facilities Authority, Three Pillars Senior Living Communities, Rev., 4.19%, 08/15/2055	1,000	568
Wisconsin Housing & Economic Development Authority
Rev., 5.00%, 08/01/2058 (z)	245	249
Series D, Rev., 4.00%, 03/01/2047	45	45
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	1,940	2,109
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Sustainable Bond
Series A, Rev., GNMA/FNMA/FHLMC, 4.38%, 09/01/2044	7,000	6,972
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	690	758

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Housing & Economic Development Authority Housing Revenue, Series E, Rev., HUD, 3.88%, 11/01/2054 (z)	805		806
Wisconsin Housing & Economic Development Authority, Social Bonds
Series A, Rev., 3.00%, 03/01/2052	520		513
Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	840		828

			303,231

Wyoming — 0.1%
Consolidated Municipalities Electric Power Systems Joint Powers Board, Rev., 5.25%, 06/01/2039	1,000		1,092
County of Laramie, Cheyenne Regional Medical Center, Rev., 4.00%, 05/01/2026	615		619
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045		1,029
Wyoming Community Development Authority
Rev., 6.00%, 12/01/2054	475		518
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 2.90%, 10/07/2025 (z)	3,000		3,000
Series 2, Rev., 3.00%, 06/01/2049	705		698
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	850		843
Series 3, Rev., GNMA/FNMA/FHLMC, 4.70%, 12/01/2043	5,000		5,026
Series 6, Rev., 3.90%, 12/01/2034	2,255		2,255

			15,080

Total Municipal Bonds (Cost $13,322,692)			13,191,429

Short-Term Investments — 1.2%
Municipal Bonds — 0.2% (t)
City of Los Angeles, Rev., TRAN, 5.00%, 06/25/2026	18,500		18,856
Hampton Roads Sanitation District, Subordinated Bonds, Series A, Rev., 5.00%, 07/15/2026	3,265		3,323
Katy Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,000		1,009

Total Municipal Bonds			23,188

Time Deposits — 1.0%
Brown Brothers Harriman & Co., 3.44%, 10/01/2025	—	(h)	—	(h)
Royal Bank of Canada, 3.44%, 10/01/2025	3,585		3,585
Skandinaviska Enskilda Banken AB, 3.44%, 10/01/2025	130,477		130,477
Sumitomo Mitsui Banking Corp., 3.44%, 10/01/2025	2,155		2,155

Total Time Deposits			136,217

Total Short-Term Investments (Cost $159,301)			159,405

Total Investments — 99.1% (Cost - $13,481,993)			13,350,834
Other Assets in Excess of Liabilities — 0.9%			121,182

NET ASSETS — 100.0%			$13,472,016

Percentages indicated are based on net assets.

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CNTY	—	County
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONYMA	—	State of New York Mortgage Agency
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of September 30, 2025.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2025.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2025.

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 1.5%
Automobile ABS — 0.5%
AmeriCredit Automobile Receivables Trust,
Series 2023-1, Class C, 5.80%, 12/18/2028	240	245
Series 2024-1, Class A2A, 5.75%, 02/18/2028	154	154
Series 2024-1, Class A3, 5.43%, 01/18/2029	675	682
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	958	953
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, (United States 30 Day Average SOFR + 1.10%), 5.46%, 12/26/2031 (e) (aa)	324	325
CarMax Auto Owner Trust,
Series 2023-1, Class B, 4.98%, 01/16/2029	1,670	1,691
Series 2023-2, Class B, 5.18%, 11/15/2028	2,200	2,231
Series 2023-4, Class B, 6.39%, 05/15/2029	1,245	1,297
Series 2024-2, Class A3, 5.50%, 01/16/2029	1,002	1,016
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	168	168
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 01/10/2028	31	30
Citizens Auto Receivables Trust,
Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)	1,193	1,201
Series 2023-1, Class A4, 5.78%, 10/15/2030 (e)	1,000	1,020
Series 2023-2, Class A3, 5.83%, 02/15/2028 (e)	904	911
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13%, 04/15/2030 (e)	630	644
Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87%, 08/15/2028	347	348
Exeter Automobile Receivables Trust,
Series 2024-2A, Class C, 5.74%, 05/15/2029	737	746
Series 2024-3A, Class D, 5.98%, 09/16/2030	120	123
Series 2025-4A, Class A3, 4.39%, 09/17/2029	1,780	1,787
First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 07/15/2027 (e)	9	9
Ford Credit Auto Lease Trust, Series 2024-A, Class B, 5.29%, 06/15/2027	1,230	1,240
GLS Auto Receivables Issuer Trust, Series 2025-3A, Class A3, 4.44%, 03/15/2029 (e)	1,441	1,447
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032 (e)	381	388
Hyundai Auto Lease Securitization Trust, Series 2025-C, Class A3, 4.36%, 07/17/2028 (e)	840	846
LAD Auto Receivables Trust,
Series 2023-3A, Class C, 6.43%, 12/15/2028 (e)	1,695	1,736
Series 2024-2A, Class A3, 5.61%, 08/15/2028 (e)	1,091	1,098
Series 2024-3A, Class A2, 4.64%, 11/15/2027 (e)	253	253
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 06/17/2030 (e)	240	243
Merchants Fleet Funding LLC, Series 2024-1A, Class A, 5.82%, 04/20/2037 (e)	1,097	1,106
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 04/25/2029 (e)	1,290	1,299
Nissan Auto Lease Trust, Series 2025-B, Class A3, 4.32%, 11/15/2028	895	901
Nissan Auto Receivables Owner Trust,
Series 2023-B, Class A3, 5.93%, 03/15/2028	1,619	1,633
Series 2025-A, Class A3, 4.49%, 12/17/2029	275	278
Octane Receivables Trust,
Series 2024-2A, Class A2, 5.80%, 07/20/2032 (e)	306	309
Series 2024-3A, Class A2, 4.94%, 05/20/2030 (e)	1,214	1,220
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C, 6.69%, 03/17/2031	1,130	1,153
Series 2023-1, Class C, 5.09%, 05/15/2030	960	967
Series 2023-3, Class C, 5.77%, 11/15/2030	775	789

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Automobile ABS — continued
Series 2024-1, Class C, 5.45%, 03/15/2030		900	912
Series 2024-2, Class B, 5.78%, 07/16/2029		1,395	1,417
Series 2024-2, Class C, 5.84%, 06/17/2030		700	716
Series 2024-3, Class B, 5.55%, 09/17/2029		325	330
Series 2025-1, Class B, 4.88%, 03/17/2031		315	318
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 05/21/2029 (e)		1,116	1,124
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75%, 07/16/2035 (e)		1,025	1,031
Westlake Automobile Receivables Trust,
Series 2022-2A, Class C, 4.85%, 09/15/2027 (e)		110	110
Series 2023-1A, Class D, 6.79%, 11/15/2028 (e)		560	575
Series 2023-3A, Class C, 6.02%, 09/15/2028 (e)		995	1,009
Series 2024-1A, Class B, 5.55%, 11/15/2027 (e)		1,360	1,369
Series 2024-1A, Class C, 5.65%, 02/15/2029 (e)		1,155	1,169
Series 2024-1A, Class D, 6.02%, 10/15/2029 (e)		505	516
Series 2024-2A, Class D, 5.91%, 04/15/2030 (e)		590	604
Series 2025-2A, Class B, 4.63%, 01/15/2031 (e)		1,560	1,569
Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.43%, 02/15/2028 (e)		1,110	1,114
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 09/19/2039 (e)		749	757

Total Automobile ABS			47,127

Commercial Services — 0.0% (g)
Verisure Holding AB, (Sweden), Reg. S, 9.25%, 10/15/2027	EUR	253	305

Credit Card ABS — 0.0% (g)
First National Master Note Trust, Series 2023-1, Class A, 5.13%, 04/15/2029		1,340	1,347

Other ABS — 1.0%
Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.61%, 02/15/2029 (e)		920	924
Affirm Master Trust, Series 2025-1A, Class A, 4.99%, 02/15/2033 (e)		450	454
AGL CLO 1 Ltd., (Cayman Islands), Series 2019-1A, Class ARR, (CME Term SOFR 3 Month + 1.20%), 5.53%, 10/20/2034 (e) (aa)		1,860	1,862
AGL CLO 14 Ltd., (Cayman Islands), Series 2021-14A, Class AR, (CME Term SOFR 3 Month + 1.13%), 5.46%, 12/02/2034 (e) (aa)		1,000	1,001
AIMCO CLO 17 Ltd., (Jersey), Series 2022-17A, Class D1R, (CME Term SOFR 3 Month + 2.90%), 7.23%, 07/20/2037 (e) (aa)		1,000	999
Allegany Park CLO Ltd., (Cayman Islands), Series 2019-1A, Class ARR, (CME Term SOFR 3 Month + 1.10%), 5.37%, 01/20/2035 (e) (aa)		960	960
Apidos CLO XL Ltd., (Jersey), Series 2022-40A, Class D1R, (CME Term SOFR 3 Month + 2.90%), 7.22%, 07/15/2037 (e) (aa)		2,000	2,003
ARES LX CLO Ltd., (Cayman Islands), Series 2021-60A, Class AR, (CME Term SOFR 3 Month + 1.18%), 5.51%, 07/18/2034 (e) (aa)		1,500	1,502
Ares LXV CLO Ltd., (Cayman Islands), Series 2022-65A, Class A1R, (CME Term SOFR 3 Month + 1.12%), 5.28%, 07/25/2034 (e) (aa)		290	291
Bain Capital Credit CLO 2019-1, (Cayman Islands), Series 2019-1A, Class AR2, (CME Term SOFR 3 Month + 1.23%), 5.56%, 04/19/2034 (e) (aa)		1,500	1,502
Bardot CLO Ltd., (Cayman Islands), Series 2019-2A, Class ARR, (CME Term SOFR 3 Month + 0.98%), 5.31%, 10/22/2032 (e) (aa)		872	872
Barings CLO Ltd. 2021-III, (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.13%), 5.46%, 01/18/2035 (e) (aa)		720	722

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Other ABS — continued
Battalion CLO IX Ltd., (Cayman Islands), Series 2015-9A, Class BRR, (CME Term SOFR 3 Month + 1.60%), 5.91%, 07/15/2031 (e) (aa)	1,050	1,052
Battalion CLO XI Ltd., (Cayman Islands), Series 2017-11A, Class AR2, (CME Term SOFR 3 Month + 1.13%), 5.45%, 04/24/2034 (e) (aa)	610	609
Black Diamond CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class A1AR, (CME Term SOFR 3 Month + 1.25%), 5.57%, 11/22/2034 (e) (aa)	550	551
Carlyle Global Market Strategies CLO 2015-4 Ltd., (Cayman Islands),
Series 2015-4A, Class A1JR, (CME Term SOFR 3 Month + 1.55%), 5.88%, 07/20/2032 (e) (aa)	1,500	1,505
Series 2015-4A, Class AJR3, (CME Term SOFR 3 Month + 1.20%), 5.53%, 07/20/2032 (e) (aa) (w)	1,500	1,500
Carlyle Global Market Strategies CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R3, (CME Term SOFR 3 Month + 1.09%), 5.42%, 04/20/2034 (e) (aa)	450	450
Carlyle US CLO 2020-2 Ltd., (Cayman Islands), Series 2020-2A, Class A1R2, (CME Term SOFR 3 Month + 1.08%), 5.30%, 01/25/2035 (e) (aa)	1,130	1,129
Carlyle US CLO 2021-9 Ltd., (Cayman Islands), Series 2021-9A, Class AR, (CME Term SOFR 3 Month + 1.11%), 5.43%, 10/20/2034 (e) (aa)	1,070	1,071
CarVal CLO VII-C Ltd., (Jersey), Series 2023-1A, Class D1R, (CME Term SOFR 3 Month + 3.15%), 7.48%, 07/20/2037 (e) (aa)	2,000	2,008
Cathedral Lake VI Ltd., (Cayman Islands), Series 2021-6A, Class ANR, (CME Term SOFR 3 Month + 1.20%), 5.46%, 04/25/2034 (e) (aa)	570	570
CIFC Funding 2021-IV Ltd., (Cayman Islands), Series 2021-4A, Class DR, (CME Term SOFR 3 Month + 2.95%), 7.27%, 07/23/2037 (e) (aa)	1,000	1,006
Clover CLO 2021-3 LLC, Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.07%), 5.39%, 01/25/2035 (e) (aa)	940	943
Columbia Cent CLO 32 Ltd., (Cayman Islands), Series 2022-32A, Class A1R2, (CME Term SOFR 3 Month + 1.12%), 5.27%, 07/24/2034 (e) (aa)	940	939
Dell Equipment Finance Trust, Series 2023-3, Class D, 6.75%, 10/22/2029 (e)	1,005	1,019
Dryden 104 CLO Ltd., (Cayman Islands), Series 2022-104A, Class A1R, (CME Term SOFR 3 Month + 1.29%), 5.49%, 08/20/2034 (e) (aa)	980	983
Dryden 86 CLO Ltd., (Cayman Islands), Series 2020-86A, Class A1R2, (CME Term SOFR 3 Month + 1.13%), 5.45%, 07/17/2034 (e) (aa)	1,260	1,263
Galaxy XXVI CLO Ltd., (Cayman Islands), Series 2018-26A, Class AR, (CME Term SOFR 3 Month + 1.17%), 5.37%, 11/22/2031 (e) (aa)	362	362
Generate CLO 17 Ltd., (Cayman Islands), Series 2024-17A, Class D1, (CME Term SOFR 3 Month + 3.00%), 7.33%, 10/22/2037 (e) (aa)	2,000	2,003
Greywolf CLO IV Ltd., (Cayman Islands), Series 2019-1A, Class A2R2, (CME Term SOFR 3 Month + 1.80%), 6.08%, 04/17/2034 (e) (aa)	1,350	1,350
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43%, 09/20/2032 (e)	560	563
IFC Emerging Markets Securitization Ltd., (Cayman Islands), Series 2025-1A, Class A, (CME Term SOFR 3 Month + 1.30%), 5.45%, 12/31/2035 (e) (aa)	700	699
KKR CLO 23 Ltd., (Cayman Islands), Series 23, Class BR, (CME Term SOFR 3 Month + 1.55%), 5.88%, 10/20/2031 (e) (aa)	1,190	1,193
KKR CLO 27 Ltd., (Cayman Islands), Series 27A, Class A1R2, (CME Term SOFR 3 Month + 1.11%), 5.43%, 01/15/2035 (e) (aa)	680	681
KKR CLO 40 Ltd., (Jersey), Series 40A, Class AR, (CME Term SOFR 3 Month + 1.30%), 5.63%, 10/20/2034 (e) (aa)	1,460	1,461
KKR Financial CLO 2013-1 Ltd., (Cayman Islands), Series 2013-1A, Class A2R2, (CME Term SOFR 3 Month + 1.45%), 5.77%, 04/15/2029 (e) (aa)	998	998
LCM Ltd., (Cayman Islands), Series 33A, Class AR, (CME Term SOFR 3 Month + 1.18%), 5.49%, 07/20/2034 (e) (aa)	640	640

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Other ABS — continued
Lendmark Funding Trust, Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)	915	880
Madison Park Funding LVII Ltd., (Cayman Islands), Series 2022-57A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 5.59%, 07/27/2034 (e) (aa)	2,270	2,278
Marathon CLO XIII Ltd., (Cayman Islands), Series 2019-1A, Class AAR2, (CME Term SOFR 3 Month + 1.20%), 5.52%, 04/15/2032 (e) (aa)	366	367
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 1.86%, 03/20/2036 (e)	910	891
Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)	1,395	1,350
Navesink Clo 4 Ltd., (Cayman Islands), Series 2025-4A, Class A1, (CME Term SOFR 3 Month + 1.28%), 0.00%, 10/15/2037 (e) (w) (aa)	730	730
Neuberger Berman Loan Advisers CLO 50 Ltd., (Jersey), Series 2022-50A, Class AR, (CME Term SOFR 3 Month + 1.25%), 5.57%, 07/23/2036 (e) (aa)	2,280	2,288
Ocean Trails Clo XI, (Cayman Islands), Series 2021-11A, Class AR, (CME Term SOFR 3 Month + 1.03%), 5.36%, 07/20/2034 (e) (aa)	1,350	1,350
OCP CLO 2023-26 Ltd., (Jersey), Series 2023-26A, Class AR, (CME Term SOFR 3 Month + 1.08%), 5.40%, 04/17/2037 (e) (aa)	2,000	2,000
OCP CLO 2024-34 Ltd., (Jersey), Series 2024-34A, Class D1, (CME Term SOFR 3 Month + 2.90%), 7.22%, 10/15/2037 (e) (aa)	1,000	1,001
Octagon Investment Partners 41 Ltd., (Cayman Islands), Series 2019-2A, Class A1R2, (CME Term SOFR 3 Month + 1.09%), 5.41%, 10/15/2033 (e) (aa)	2,050	2,052
Octagon Investment Partners 44 Ltd., (Cayman Islands), Series 2019-1A, Class AR2, (CME Term SOFR 3 Month + 1.15%), 5.47%, 10/15/2034 (e) (aa)	720	721
Octagon Investment Partners 45 Ltd., (Cayman Islands), Series 2019-1A, Class A1RR, (CME Term SOFR 3 Month + 1.15%), 5.39%, 04/15/2035 (e) (aa)	800	803
Octagon Investment Partners XVII Ltd., (Cayman Islands), Series 2013-1A, Class A1R2, (CME Term SOFR 3 Month + 1.26%), 5.58%, 01/25/2031 (e) (aa)	2	2
OFSI BSL IX Ltd., (Cayman Islands), Series 2018-1A, Class AR, (CME Term SOFR 3 Month + 1.19%), 5.51%, 07/15/2031 (e) (aa)	3,565	3,566
OHA Credit Funding 13 Ltd., (Bermuda), Series 2022-13A, Class D2R, (CME Term SOFR 3 Month + 4.10%), 8.43%, 07/20/2037 (e) (aa)	1,000	1,002
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	535	525
Series 2021-1A, Class A1, 1.55%, 06/16/2036 (e)	290	280
Series 2022-3A, Class A, 5.94%, 05/15/2034 (e)	268	270
Series 2023-1A, Class A, 5.50%, 06/14/2038 (e)	1,360	1,406
Parallel Ltd., (Cayman Islands), Series 2023-1A, Class A1R, (CME Term SOFR 3 Month + 1.39%), 5.72%, 07/20/2036 (e) (aa)	1,080	1,084
Saratoga Investment Corp. Senior Loan Fund Ltd., (Cayman Islands), Series 2022-1A, Class A1R, (CME Term SOFR 3 Month + 1.39%), 5.34%, 10/20/2037 (e) (aa)	1,250	1,253
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.52%, 01/20/2032 (e)	145	149
SCF Equipment Trust 2016-1 LLC, Series 2025-1A, Class A3, 5.11%, 11/21/2033 (e)	415	425
Signal Peak CLO 4 Ltd., (Cayman Islands), Series 2017-4A, Class AR2, (CME Term SOFR 3 Month + 1.12%), 5.28%, 10/26/2034 (e) (aa)	1,170	1,171
Silver Point CLO 5 Ltd., (Cayman Islands), Series 2024-5A, Class D1, (CME Term SOFR 3 Month + 3.25%), 7.58%, 10/20/2037 (e) (aa)	1,500	1,516
Sycamore Tree CLO 2024-5 Ltd., (Cayman Islands), Series 2024-5A, Class A1, (CME Term SOFR 3 Month + 1.42%), 5.75%, 04/20/2036 (e) (aa)	860	861
Symphony CLO XVIII Ltd., (Cayman Islands), Series 2016-18A, Class AR4, (CME Term SOFR 3 Month + 1.23%), 5.51%, 10/23/2037 (e) (aa)	260	261

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Other ABS — continued
Trimaran Cavu Ltd., (Cayman Islands), Series 2021-1A, Class D1R, (CME Term SOFR 3 Month + 3.40%), 7.72%, 07/23/2037 (e) (aa)	1,500	1,508
Trinitas CLO XII Ltd., (Cayman Islands), Series 2020-12A, Class A1R2, (CME Term SOFR 3 Month + 1.05%), 5.31%, 04/25/2033 (e) (aa)	530	531
Trinitas CLO XVI Ltd., (Cayman Islands), Series 2021-16A, Class A1R, (CME Term SOFR 3 Month + 1.13%), 5.27%, 07/20/2034 (e) (aa)	850	849
Trinitas CLO XVIII Ltd., (Cayman Islands), Series 2021-18A, Class A1R, (CME Term SOFR 3 Month + 1.22%), 5.55%, 01/20/2035 (e) (aa)	250	250
Venture 28A CLO Ltd., (Cayman Islands),
Series 2017-28AA, Class A1RR, (CME Term SOFR 3 Month + 1.11%), 5.44%, 10/20/2034 (e) (aa)	1,000	1,000
Series 2017-28AA, Class A2RR, (CME Term SOFR 3 Month + 1.45%), 5.78%, 10/20/2034 (e) (aa)	2,200	2,203
Venture 45 CLO Ltd., (Jersey), Series 2022-45A, Class A1R, (CME Term SOFR 3 Month + 1.27%), 5.55%, 07/20/2035 (e) (aa)	580	582
Verizon Master Trust, Series 2024-7, Class A, 4.35%, 08/20/2032 (e)	235	237
Voya CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 5.66%, 01/20/2031 (e) (aa)	1,626	1,626
Wellfleet CLO 2021-3 Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.52%, 01/15/2035 (e) (aa)	940	943
Wind River 2021-4 CLO Ltd., (Cayman Islands), Series 2021-4A, Class AR, (CME Term SOFR 3 Month + 1.23%), 5.56%, 01/20/2035 (e) (aa)	320	321
Wind River 2022-1 CLO Ltd., (Cayman Islands), Series 2022-1A, Class AR, (CME Term SOFR 3 Month + 1.35%), 5.68%, 07/20/2035 (e) (aa)	2,250	2,253
Wingspire Equipment Finance LLC, Series 2025-1A, Class A2, 4.33%, 09/20/2033 (e)	1,390	1,390

Total Other ABS		83,815

Student Loan ABS — 0.0% (g)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)	299	282

Total Asset-Backed Securities (Cost $132,472)		132,876

Collateralized Mortgage Obligations — 0.1%
WL Collateral CMO — 0.1%
Connecticut Avenue Securities Series,
Series 2025-R01, Class 1A1, (United States 30 Day Average SOFR + 0.95%), 5.30%, 01/25/2045 (e) (aa)	315	315
Series 2025-R01, Class 1M1, (United States 30 Day Average SOFR + 1.10%), 5.45%, 01/25/2045 (e) (aa)	90	91
Connecticut Avenue Securities Trust,
Series 2023-R01, Class 1M1, (United States 30 Day Average SOFR + 2.40%), 6.75%, 12/25/2042 (e) (aa)	231	237
Series 2024-R03, Class 2M1, (United States 30 Day Average SOFR + 1.15%), 5.50%, 03/25/2044 (e) (aa)	419	419
Series 2025-R02, Class 1A1, (United States 30 Day Average SOFR + 1.00%), 5.35%, 02/25/2045 (e) (aa)	243	243
FHLMC STACR REMIC Trust,
Series 2022-DNA3, Class M2, (United States 30 Day Average SOFR + 4.35%), 8.71%, 04/25/2042 (e) (aa)	100	105
Series 2022-HQA2, Class M1A, (United States 30 Day Average SOFR + 2.65%), 7.01%, 07/25/2042 (e) (aa)	332	339

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Series 2022-HQA3, Class M1A, (United States 30 Day Average SOFR + 2.30%), 6.66%, 08/25/2042 (e) (aa)	130	132
Series 2023-HQA1, Class M1A, (United States 30 Day Average SOFR + 2.00%), 6.36%, 05/25/2043 (e) (aa)	230	231
Series 2024-DNA2, Class A1, (United States 30 Day Average SOFR + 1.25%), 5.61%, 05/25/2044 (e) (aa)	1,033	1,038
Series 2024-DNA3, Class A1, (United States 30 Day Average SOFR + 1.05%), 5.41%, 10/25/2044 (e) (aa)	303	303
Series 2024-DNA3, Class M1, (United States 30 Day Average SOFR + 1.00%), 5.36%, 10/25/2044 (e) (aa)	57	57
Series 2024-HQA1, Class M1, (United States 30 Day Average SOFR + 1.25%), 5.61%, 03/25/2044 (e) (aa)	477	477
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class A1, 4.91%, 09/25/2070 (e) (z)	420	419
OBX Trust, Series 2025-NQM16, Class A1, SUB, 4.91%, 08/25/2065 (e)	400	399
Towd Point Mortgage Trust, Series 2019-HY1, Class M2, (CME Term SOFR 1 Month + 2.11%), 6.27%, 10/25/2048 (e) (aa)	385	400
Verus Securitization Trust, Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	120	108
Total WL Collateral CMO		5,313

Total Collateralized Mortgage Obligations (Cost $5,642)		5,313

Commercial Mortgage-Backed Securities — 0.4%
Commercial MBS — 0.4%
ACREC Ltd., (Cayman Islands), Series 2021-FL1, Class A, (CME Term SOFR 1 Month + 1.26%), 5.40%, 10/16/2036 (e) (aa)	226	226
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (CME Term SOFR 1 Month + 1.35%), 5.49%, 01/20/2043 (e) (aa)	460	460
ARDN Mortgage Trust, Series 2025-ARCP, Class A, (CME Term SOFR 1 Month + 1.75%), 5.90%, 06/15/2035 (e) (aa)	550	550
BANK5,
Series 2024-5YR11, Class A3, 5.89%, 11/15/2057	1,640	1,725
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	450	473
BBCMS Mortgage Trust,
Series 2024-5C29, Class A2, 4.74%, 09/15/2057	700	707
Series 2025-5C34, Class A3, 5.66%, 05/15/2058	550	577
Series 2025-5C33, Class A4, 5.84%, 03/15/2058	430	453
BDS LLC, Series 2025-FL15, Class A, (CME Term SOFR 1 Month + 1.40%), 5.53%, 03/19/2043 (e) (aa)	590	591
Benchmark Mortgage Trust,
Series 2018-B2, Class A5, 3.88%, 02/15/2051 (z)	90	89
Series 2019-B11, Class A5, 3.54%, 05/15/2052	410	395
Series 2024-V7, Class A3, 6.23%, 05/15/2056 (z)	690	730
Series 2024-V9, Class A3, 5.60%, 08/15/2057	1,000	1,039
Series 2024-V11, Class A3, 5.91%, 11/15/2057 (z)	1,020	1,073
Series 2025-V14, Class A4, 5.66%, 04/15/2057	930	974
Series 2025-V16, Class A3, 5.44%, 08/15/2058 (z)	470	489
BMO Mortgage Trust,
Series 2024-5C8, Class A3, 5.63%, 12/15/2057 (z)	640	667
Series 2024-5C5, Class A3, 5.86%, 02/15/2057	1,080	1,131

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.43%), 5.58%, 12/15/2038 (e) (aa)	100	100
BX Commercial Mortgage Trust,
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 5.59%, 02/15/2039 (e) (aa)	204	205
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 5.54%, 03/15/2041 (e) (aa)	331	331
Series 2025-BCAT, Class A, (CME Term SOFR 1 Month + 1.38%), 5.53%, 08/15/2042 (e) (aa)	393	393
BX Trust,
Series 2019-OC11, Class E, 4.08%, 12/09/2041 (e) (z)	3,005	2,769
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 5.59%, 04/15/2041 (e) (aa)	877	879
Series 2025-ROIC, Class A, (CME Term SOFR 1 Month + 1.14%), 5.29%, 03/15/2030 (e) (aa)	428	427
Series 2025-TAIL, Class A, (CME Term SOFR 1 Month + 1.40%), 5.55%, 06/15/2035 (e) (aa)	310	310
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.01%, 01/15/2053	1,910	1,785
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5, 3.62%, 02/10/2049	945	939
Series 2017-P7, Class A4, 3.71%, 04/14/2050	1,000	987
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 5.79%, 08/15/2041 (e) (aa)	300	300
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051	1,260	1,257
FS Rialto Issuer LLC, Series 2025-FL10, Class A, (CME Term SOFR 1 Month + 1.39%), 5.52%, 08/19/2042 (e) (aa)	1,050	1,050
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	1,670	1,584
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/2040 (e) (z)	860	889
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 03/15/2050	565	557
KIND Commercial Mortgage Trust, Series 2024-1, Class A, (CME Term SOFR 1 Month + 1.89%), 6.04%, 08/15/2041 (e) (aa)	310	310
LoanCore Issuer Ltd., (Cayman Islands), Series 2022-CRE7, Class A, (United States 30 Day Average SOFR + 1.55%), 5.93%, 01/17/2037 (e) (aa)	349	350
MF1 LLC, Series 2022-FL9, Class A, (CME Term SOFR 1 Month + 2.15%), 6.28%, 06/19/2037 (e) (aa)	1,086	1,087
MF1 Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.19%), 5.33%, 10/16/2036 (e) (aa)	40	40
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A4, 3.75%, 12/15/2047	76	76
Series 2016-C29, Class A4, 3.33%, 05/15/2049	900	893
Series 2025-5C1, Class A3, 5.64%, 03/15/2058	640	669
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 09/24/2057 (e) (z)	946	930
PFP Ltd., (Cayman Islands), Series 2025-12, Class A, (CME Term SOFR 1 Month + 1.49%), 5.63%, 12/18/2042 (e) (aa)	790	790
ROCK Trust,
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (e)	1,040	1,072
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (e)	590	617
SCG Trust, Series 2025-SNIP, Class A, (CME Term SOFR 1 Month + 1.50%), 5.75%, 09/15/2030 (e) (aa)	520	520
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (CME Term SOFR 1 Month + 1.44%), 5.59%, 02/15/2042 (e) (aa)	540	537
UBS Commercial Mortgage Trust,
Series 2018-C9, Class A4, 4.12%, 03/15/2051 (z)	660	649
Series 2019-C18, Class A4, 3.04%, 12/15/2052	50	47

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
US Bank NA, Series 2025-SUP1, Class B, 5.58%, 02/25/2032 (e)		326	326
Wells Fargo Commercial Mortgage Trust,
Series 2017-C42, Class A3, 3.33%, 12/15/2050		1,270	1,252
Series 2019-C50, Class A5, 3.73%, 05/15/2052		90	87
Series 2019-C51, Class A3, 3.06%, 06/15/2052		717	685
Series 2025-5C4, Class A3, 5.67%, 05/15/2058		631	661
Total Commercial MBS			38,709

Total Commercial Mortgage-Backed Securities (Cost $37,989)			38,709

Convertible Bonds — 0.2%
Communications — 0.0% (g)
Media — 0.0% (g)
Cable One, Inc.,
Zero Coupon, 03/15/2026		857	835
1.13%, 03/15/2028		2,025	1,728

Total Communications			2,563

Consumer Cyclical — 0.0% (g)
Home Builders — 0.0% (g)
Meritage Homes Corp., 1.75%, 05/15/2028		2,804	2,870

Lodging — 0.0% (g)
Wynn Macau Ltd., (Cayman Islands), 4.50%, 03/07/2029 (e)		342	368

Total Consumer Cyclical			3,238

Consumer Non-cyclical — 0.0% (g)
Commercial Services — 0.0% (g)
Block, Inc., Zero Coupon, 05/01/2026		566	550
Shift4 Payments, Inc., Zero Coupon, 12/15/2025		1,735	1,780
Worldline SA, (France), Reg. S, Zero Coupon, 07/30/2026	EUR	22	25

			2,355

Food — 0.0% (g)
Ocado Group plc, (United Kingdom), Reg. S, 6.25%, 08/06/2029	GBP	400	484

Total Consumer Non-cyclical			2,839

Energy — 0.1%
Energy - Alternate Sources — 0.1%
XPLR Infrastructure LP, 2.50%, 06/15/2026 (e)		4,447	4,336

Financial — 0.0% (g)
Real Estate — 0.0% (g)
Vonovia SE, (Germany), Reg. S, 0.88%, 05/20/2032	EUR	200	236

REITS — 0.0% (g)
Digital Realty Trust LP, 1.88%, 11/15/2029 (e)		800	840

Total Financial			1,076

Technology — 0.1%
Semiconductors — 0.1%
MKS, Inc., 1.25%, 06/01/2030		5,915	6,477

Total Convertible Bonds (Cost $20,167)			20,529

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — 79.0%
Basic Materials — 3.4%
Chemicals — 1.7%
Advancion Sciences, Inc., 9.25% (cash), 11/01/2026 (e) (v)		1,785	1,580
Ashland, Inc.,
3.38%, 09/01/2031 (e)		1,000	886
6.88%, 05/15/2043		2,425	2,532
ASK Chemicals Deutschland Holding GmbH, (Germany), Reg. S, 10.00%, 11/15/2029	EUR	1,150	1,300
Avient Corp.,
6.25%, 11/01/2031 (e)		1,697	1,723
7.13%, 08/01/2030 (e)		80	82
Axalta Coating Systems Dutch Holding B BV, (Netherlands), 7.25%, 02/15/2031 (e)		2,069	2,165
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		1,926	1,825
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		150	149
Celanese US Holdings LLC,
5.00%, 04/15/2031	EUR	500	584
6.50%, 04/15/2030		48	48
6.67%, 07/15/2027		1,155	1,185
6.75%, 04/15/2033		1,733	1,726
6.83%, 07/15/2029		140	145
6.85%, 11/15/2028		1,240	1,287
6.88%, 07/15/2032		190	194
7.05%, 11/15/2030		230	237
7.20%, 11/15/2033		176	183
Cerdia Finanz GmbH, (Germany), 9.38%, 10/03/2031 (e)		150	159
Chemours Co. (The),
4.63%, 11/15/2029 (e)		90	81
5.38%, 05/15/2027		1,932	1,930
5.75%, 11/15/2028 (e)		4,520	4,409
8.00%, 01/15/2033 (e)		2,459	2,445
Consolidated Energy Finance SA, (Luxembourg),
5.63%, 10/15/2028 (e)		40	33
12.00%, 02/15/2031 (e)		50	46
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (e)		180	180
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		9,371	9,082
EQUATE Petrochemical Co. KSC, (Kuwait), Reg. S, 4.25%, 11/03/2026		427	425
FIS Fabbrica Italiana Sintetici SpA, (Italy), Reg. S, 5.63%, 08/01/2027	EUR	700	828
FMC Corp., (CMT Index 5 Year + 4.37%), 8.45%, 11/01/2055 (aa)		230	243
HB Fuller Co., 4.00%, 02/15/2027		40	39
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		1,393	1,219
Herens Midco Sarl, (Luxembourg), Reg. S, 5.25%, 05/15/2029	EUR	1,000	675
Huntsman International LLC,
2.95%, 06/15/2031		70	59
4.50%, 05/01/2029		130	124
ICL Group Ltd., (Israel), Reg. S, 6.38%, 05/31/2038 (e)		4,000	4,163
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		70	70
INEOS Finance plc, (United Kingdom),
Reg. S, 6.38%, 04/15/2029	EUR	2,325	2,703
6.75%, 05/15/2028 (e)		100	98
7.50%, 04/15/2029 (e)		130	127

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
INEOS Quattro Finance 2 Plc, (United Kingdom),
Reg. S, 6.75%, 04/15/2030	EUR	3,257	3,584
9.63%, 03/15/2029 (e)		90	89
Ingevity Corp., 3.88%, 11/01/2028 (e)		80	77
Innophos Holdings, Inc., 11.50%, 06/15/2029 (e)		80	79
Inversion Escrow Issuer LLC, 6.75%, 08/01/2032 (e)		6,261	6,167
Kronos International, Inc., Reg. S, 9.50%, 03/15/2029	EUR	297	367
Lune Holdings Sarl, (Luxembourg), Reg. S, 5.63%, 11/15/2028	EUR	1,632	592
Mativ Holdings, Inc., 8.00%, 10/01/2029 (e)		2,280	2,257
Methanex Corp., (Canada), 5.65%, 12/01/2044		20	17
Methanex US Operations, Inc., 6.25%, 03/15/2032 (e)		2,177	2,215
Minerals Technologies, Inc., 5.00%, 07/01/2028 (e)		70	69
Nufarm Australia Ltd. / Nufarm Americas, Inc., (Australia), 5.00%, 01/27/2030 (e)		60	55
OCP SA, (Morocco),
Reg. S, 3.75%, 06/23/2031		3,800	3,564
Reg. S, 4.50%, 10/22/2025		200	200
Reg. S, 5.13%, 06/23/2051		4,900	4,091
Olin Corp., 6.63%, 04/01/2033 (e)		60	60
Olympus Water US Holding Corp.,
4.25%, 10/01/2028 (e)		3,396	3,266
Reg. S, 5.38%, 10/01/2029	EUR	200	223
6.25%, 10/01/2029 (e)		5,396	5,236
7.13%, 10/01/2027 (e)		759	772
7.25%, 06/15/2031 (e)		9,709	9,843
7.25%, 02/15/2033 (e) (w)		9,008	9,010
Reg. S, 9.63%, 11/15/2028	EUR	598	736
9.75%, 11/15/2028 (e)		16,665	17,490
Rain Carbon, Inc., 12.25%, 09/01/2029 (e)		80	86
Sasol Financing USA LLC, Reg. S, 8.75%, 05/03/2029		3,700	3,838
SCIH Salt Holdings, Inc.,
4.88%, 05/01/2028 (e)		180	176
6.63%, 05/01/2029 (e)		140	137
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026 (e)		240	240
SK Invictus Intermediate II Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		6,350	6,216
SNF Group SACA, (France), 3.38%, 03/15/2030 (e)		1,799	1,670
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (e)		4,524	4,540
Tronox, Inc.,
4.63%, 03/15/2029 (e)		810	528
9.13%, 09/30/2030 (e)		346	339
Vibrantz Technologies, Inc., 9.00%, 02/15/2030 (e)		80	45
WR Grace Holdings LLC,
4.88%, 06/15/2027 (e)		1,032	1,026
5.63%, 08/15/2029 (e)		17,664	16,415
6.63%, 08/15/2032 (e)		4,302	4,252
7.38%, 03/01/2031 (e)		168	171

			156,707

Forest Products & Paper — 0.0% (g)
Ahlstrom Holding 3 Oy, (Finland), 4.88%, 02/04/2028 (e)		421	408
Domtar Corp., 6.75%, 10/01/2028 (e)		140	121

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Forest Products & Paper — continued
Fedrigoni SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 4.00%), 6.00%, 01/15/2030 (aa)	EUR	100	117
Reg. S, 6.13%, 06/15/2031	EUR	560	654
Magnera Corp.,
4.75%, 11/15/2029 (e)		70	62
7.25%, 11/15/2031 (e)		3,586	3,374
Mercer International, Inc.,
5.13%, 02/01/2029		90	66
12.88%, 10/01/2028 (e)		130	119

			4,921

Iron/Steel — 0.3%
Algoma Steel, Inc., (Canada), 9.13%, 04/15/2029 (e)		40	34
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		6,192	6,194
Carpenter Technology Corp.,
6.38%, 07/15/2028		60	60
7.63%, 03/15/2030		88	90
Champion Iron Canada, Inc., (Canada), 7.88%, 07/15/2032 (e)		1,405	1,469
Cleveland-Cliffs, Inc.,
4.63%, 03/01/2029 (e)		30	29
4.88%, 03/01/2031 (e)		20	19
6.25%, 10/01/2040		30	25
6.75%, 04/15/2030 (e)		2,950	2,998
6.88%, 11/01/2029 (e)		2,413	2,459
7.00%, 03/15/2032 (e)		820	828
7.38%, 05/01/2033 (e)		1,430	1,460
7.50%, 09/15/2031 (e)		1,925	1,983
7.63%, 01/15/2034 (e)		963	993
CSN Inova Ventures, (Cayman Islands), Reg. S, 6.75%, 01/28/2028		2,000	1,943
Infrabuild Australia Pty Ltd., (Australia), 14.50%, 11/15/2028 (e)		130	140
Mineral Resources Ltd., (Australia),
7.00%, 04/01/2031 (e) (w)		58	59
8.00%, 11/01/2027 (e)		735	749
8.13%, 05/01/2027 (e)		900	900
8.50%, 05/01/2030 (e)		330	343
9.25%, 10/01/2028 (e)		2,550	2,672
United States Steel Corp.,
6.65%, 06/01/2037		60	62
6.88%, 03/01/2029		70	71
Vale Overseas Ltd., (Cayman Islands), 6.40%, 06/28/2054		862	886

			26,466

Mining — 1.4%
Alcoa Nederland Holding BV, (Netherlands),
4.13%, 03/31/2029 (e)		50	48
7.13%, 03/15/2031 (e)		140	147
Alumina Pty Ltd., (Australia),
6.13%, 03/15/2030 (e)		80	82
6.38%, 09/15/2032 (e)		60	61
Antofagasta plc, (United Kingdom), Reg. S, 2.38%, 10/14/2030		4,900	4,441
Aris Mining Corp., (Canada), 8.00%, 10/31/2029 (e)		775	806

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Mining — continued
Arsenal AIC Parent LLC,
8.00%, 10/01/2030 (e)	1,309	1,386
11.50%, 10/01/2031 (e)	13,791	15,317
Boroo Investments Pte Ltd., (Singapore), 9.50%, 08/07/2032 (e)	50	47
Capstone Copper Corp., (Canada), 6.75%, 03/31/2033 (e)	940	968
Century Aluminum Co., 6.88%, 08/01/2032 (e)	865	896
Coeur Mining, Inc., 5.13%, 02/15/2029 (e)	50	49
Compass Minerals International, Inc.,
6.75%, 12/01/2027 (e)	20	20
8.00%, 07/01/2030 (e)	140	146
Constellium SE, (France),
3.75%, 04/15/2029 (e)	7,828	7,449
5.63%, 06/15/2028 (e)	30	30
6.38%, 08/15/2032 (e)	3,786	3,870
Corp. Nacional del Cobre de Chile, (Chile),
Reg. S, 4.50%, 08/01/2047	4,300	3,502
Reg. S, 5.95%, 01/08/2034	2,200	2,310
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)	2,850	2,856
ERO Copper Corp., (Canada), 6.50%, 02/15/2030 (e)	1,107	1,105
First Quantum Minerals Ltd., (Canada),
7.25%, 02/15/2034 (e)	2,965	3,066
8.00%, 03/01/2033 (e)	3,670	3,871
8.63%, 06/01/2031 (e)	1,400	1,471
9.38%, 03/01/2029 (e)	9,700	10,281
Fortescue Treasury Pty Ltd., (Australia),
4.38%, 04/01/2031 (e)	140	134
4.50%, 09/15/2027 (e)	90	89
Freeport Indonesia PT, (Indonesia), Reg. S, 4.76%, 04/14/2027	600	601
Glencore Funding LLC,
4.00%, 03/27/2027 (e)	746	743
4.91%, 04/01/2028 (e)	121	123
5.19%, 04/01/2030 (e)	347	357
5.34%, 04/04/2027 (e)	335	340
5.37%, 04/04/2029 (e)	973	1,003
6.13%, 10/06/2028 (e)	83	87
Hecla Mining Co., 7.25%, 02/15/2028	1,237	1,248
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)	5,737	5,723
6.13%, 04/01/2029 (e)	3,261	3,286
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, (Indonesia),
Reg. S, 5.45%, 05/15/2030	3,300	3,405
Reg. S, 5.80%, 05/15/2050	1,600	1,570
Ivanhoe Mines Ltd., (Canada), 7.88%, 01/23/2030 (e)	1,400	1,444
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030 (e)	80	84
Kaiser Aluminum Corp.,
4.50%, 06/01/2031 (e)	9,905	9,337
4.63%, 03/01/2028 (e)	1,357	1,344
New Gold, Inc., (Canada), 6.88%, 04/01/2032 (e)	3,908	4,093

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — continued
Novelis Corp.,
3.88%, 08/15/2031 (e)		5,565	5,075
4.75%, 01/30/2030 (e)		5,080	4,901
6.38%, 08/15/2033 (e)		5,695	5,761
6.88%, 01/30/2030 (e)		4,936	5,118
Novelis Sheet Ingot GmbH, (Germany), Reg. S, 3.38%, 04/15/2029	EUR	2,640	3,018
Stillwater Mining Co., Reg. S, 4.00%, 11/16/2026		268	265
Taseko Mines Ltd., (Canada), 8.25%, 05/01/2030 (e)		725	768

			124,142

Total Basic Materials			312,236

Communications — 12.3%
Advertising — 0.6%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028 (e)		60	52
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031 (e)		8,252	8,533
7.50%, 06/01/2029 (e)		7,595	7,377
7.50%, 03/15/2033 (e)		9,556	9,991
7.75%, 04/15/2028 (e)		2,176	2,172
7.88%, 04/01/2030 (e)		8,816	9,257
CMG Media Corp., 8.88%, 06/18/2029 (e)		915	842
Dotdash Meredith, Inc., 7.63%, 06/15/2032 (e)		70	69
Lamar Media Corp.,
3.63%, 01/15/2031		170	158
3.75%, 02/15/2028		110	107
4.00%, 02/15/2030		160	153
4.88%, 01/15/2029		120	119
5.38%, 11/01/2033 (e)		2,012	1,998
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)		6,605	6,478
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		2,514	2,415
4.63%, 03/15/2030 (e)		428	411
5.00%, 08/15/2027 (e)		920	915
7.38%, 02/15/2031 (e)		70	74
Stagwell Global LLC, 5.63%, 08/15/2029 (e)		170	165
Summer BC Holdco A Sarl, (Luxembourg), Reg. S, 5.88%, 02/15/2030	EUR	1,350	1,548

			52,834

Internet — 1.1%
Acuris Finance US, Inc. / Acuris Finance Sarl,
5.00%, 05/01/2028 (e)		3,000	2,915
9.00%, 08/01/2029 (e)		1,727	1,805
ANGI Group LLC, 3.88%, 08/15/2028 (e)		905	851
AppLovin Corp., 5.13%, 12/01/2029		1,854	1,897
Arches Buyer, Inc.,
4.25%, 06/01/2028 (e)		130	128
6.13%, 12/01/2028 (e)		90	88
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		6,442	6,252
5.63%, 09/15/2028 (e)		2,655	2,612

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — continued
Cars.com, Inc., 6.38%, 11/01/2028 (e)		30	30
Cogent Communications Group LLC / Cogent Finance, Inc.,
6.50%, 07/01/2032 (e)		80	77
7.00%, 06/15/2027 (e)		90	90
eDreams ODIGEO SA, (Spain),
4.88%, 12/30/2030 (e)	EUR	3,540	4,205
Reg. S, 4.88%, 12/30/2030	EUR	1,200	1,426
Engineering - Ingegneria Informatica - SpA, (Italy),
Reg. S, 8.63%, 02/15/2030	EUR	2,975	3,763
Reg. S, 11.13%, 05/15/2028	EUR	217	271
Future plc, (United Kingdom), Reg. S, 6.75%, 07/10/2030	GBP	1,475	1,983
Gen Digital, Inc.,
6.25%, 04/01/2033 (e)		1,560	1,593
6.75%, 09/30/2027 (e)		815	827
7.13%, 09/30/2030 (e)		180	185
Getty Images, Inc.,
9.75%, 03/01/2027 (e)		50	48
11.25%, 02/21/2030 (e)		80	76
Go Daddy Operating Co. LLC / GD Finance Co., Inc.,
3.50%, 03/01/2029 (e)		1,631	1,545
5.25%, 12/01/2027 (e)		100	100
iliad SA, (France), Reg. S, 5.63%, 02/15/2030	EUR	500	630
ION Trading Technologies Sarl, (Luxembourg),
5.75%, 05/15/2028 (e)		400	391
9.50%, 05/30/2029 (e)		1,476	1,554
Match Group Holdings II LLC,
3.63%, 10/01/2031 (e)		505	458
4.13%, 08/01/2030 (e)		150	141
4.63%, 06/01/2028 (e)		441	433
5.00%, 12/15/2027 (e)		80	80
5.63%, 02/15/2029 (e)		110	110
6.13%, 09/15/2033 (e)		3,344	3,373
Newfold Digital Holdings Group, Inc.,
6.00%, 02/15/2029 (e)		80	47
11.75%, 10/15/2028 (e)		90	60
Prosus NV, (Netherlands),
3.26%, 01/19/2027 (e)		200	197
Reg. S, 3.26%, 01/19/2027		3,100	3,052
Reg. S, 4.99%, 01/19/2052		3,800	3,067
Rakuten Group, Inc., (Japan),
Reg. S, (EUR Swap Rate 5 Year + 4.49%), 4.25%, 04/22/2027 (x) (aa)	EUR	4,499	5,169
(CMT Index 5 Year + 4.96%), 6.25%, 04/22/2031 (e) (x) (aa)		140	135
(CMT Index 5 Year + 4.25%), 8.13%, 12/15/2029 (e) (x) (aa)		1,019	1,059
9.75%, 04/15/2029 (e)		4,300	4,836
11.25%, 02/15/2027 (e)		2,991	3,243
Snap, Inc.,
6.88%, 03/01/2033 (e)		8,159	8,339
6.88%, 03/15/2034 (e)		3,737	3,787
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		1,547	1,543

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — continued
United Group BV, (Netherlands),
Reg. S, 4.00%, 11/15/2027	EUR	32	37
Reg. S, 4.63%, 08/15/2028	EUR	7,117	8,324
Reg. S, 5.25%, 02/01/2030	EUR	10,765	12,497
Reg. S, 6.50%, 10/31/2031	EUR	5,884	6,995
Reg. S, 6.75%, 02/15/2031	EUR	700	841
Wayfair LLC,
7.25%, 10/31/2029 (e)		90	93
7.75%, 09/15/2030 (e)		80	84
Ziff Davis, Inc., 4.63%, 10/15/2030 (e)		40	38

			103,380

Media — 3.4%
AMC Networks, Inc.,
4.25%, 02/15/2029		40	35
10.25%, 01/15/2029 (e)		40	42
10.50%, 07/15/2032 (e)		50	53
Arqiva Broadcast Finance plc, (United Kingdom), Reg. S, 8.63%, 07/01/2030	GBP	3,200	4,496
Beasley Mezzanine Holdings LLC, 9.20%, 08/01/2028 (e)		30	11
Belo Corp.,
7.25%, 09/15/2027		140	145
7.75%, 06/01/2027		130	136
Block Communications, Inc., 4.88%, 03/01/2028 (e)		80	77
Cable One, Inc., 4.00%, 11/15/2030 (e)		30	26
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031(e)		10,564	9,732
4.25%, 01/15/2034(e)		18,694	16,149
4.50%, 08/15/2030(e)		878	829
4.50%, 05/01/2032		6,192	5,635
4.50%, 06/01/2033(e)		402	358
4.75%, 03/01/2030(e)		602	578
4.75%, 02/01/2032(e)		3,986	3,686
5.00%, 02/01/2028(e)		9,951	9,840
5.13%, 05/01/2027(e)		4,375	4,344
5.38%, 06/01/2029(e)		640	636
5.50%, 05/01/2026(e)		500	499
6.38%, 09/01/2029(e)		6,132	6,216
7.38%, 03/01/2031(e)		6,424	6,637
CSC Holdings LLC,
3.38%, 02/15/2031(e)		620	400
4.13%, 12/01/2030(e)		615	403
4.50%, 11/15/2031(e)		190	123
4.63%, 12/01/2030(e)		7,780	2,730
5.00%, 11/15/2031(e)		1,760	616
5.38%, 02/01/2028(e)		5,285	4,633
5.50%, 04/15/2027(e)		9,545	9,059
5.75%, 01/15/2030(e)		2,260	861
6.50%, 02/01/2029(e)		1,900	1,404
7.50%, 04/01/2028(e)		630	456
11.25%, 05/15/2028(e)		6,966	6,449
11.75%, 01/31/2029(e)		4,529	3,809

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
Cumulus Media New Holdings, Inc., 8.00%, 07/01/2029 (e)		40	10
Digi Romania SA, (Romania), Reg. S, 3.25%, 02/05/2028	EUR	200	232
Directv Financing LLC,
8.88%, 02/01/2030(e)		4,592	4,536
Directv Financing LLC / Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(e)		4,330	4,326
10.00%, 02/15/2031(e)		445	444
Discovery Communications LLC,
3.63%, 05/15/2030		102	94
3.95%, 03/20/2028		505	493
4.13%, 05/15/2029		73	70
5.00%, 09/20/2037		63	54
5.30%, 05/15/2049		60	45
6.35%, 06/01/2040		111	99
DISH DBS Corp.,
5.13%, 06/01/2029		1,525	1,304
5.25%, 12/01/2026(e)		7,094	6,971
5.75%, 12/01/2028(e)		9,627	9,232
7.38%, 07/01/2028		4,193	3,837
7.75%, 07/01/2026		10,083	9,986
DISH Network Corp., 11.75%, 11/15/2027 (e)		20,511	21,706
EW Scripps Co. (The), 9.88%, 08/15/2030 (e)		140	131
FactSet Research Systems, Inc., 2.90%, 03/01/2027		86	84
Gray Media, Inc.,
4.75%, 10/15/2030(e)		120	92
5.38%, 11/15/2031(e)		1,385	1,037
7.25%, 08/15/2033(e)		5,456	5,404
9.63%, 07/15/2032(e)		4,826	4,930
10.50%, 07/15/2029(e)		2,645	2,858
iHeartCommunications, Inc.,
4.75%, 01/15/2028(e)		50	43
7.00%, 01/15/2031 (e)		30	23
7.75%, 08/15/2030 (e)		2,070	1,713
9.13%, 05/01/2029 (e)		110	99
10.88%, 05/01/2030 (e)		120	81
LCPR Senior Secured Financing DAC, (Ireland),
5.13%, 07/15/2029 (e)		90	50
6.75%, 10/15/2027 (e)		4,917	2,950
McGraw-Hill Education, Inc.,
5.75%, 08/01/2028 (e)		50	50
7.38%, 09/01/2031 (e)		100	104
8.00%, 08/01/2029 (e)		110	112
Midcontinent Communications, 8.00%, 08/15/2032 (e)		3,110	3,204
News Corp., 3.88%, 05/15/2029 (e)		550	531
Nexstar Media, Inc.,
4.75%, 11/01/2028 (e)		290	283
5.63%, 07/15/2027 (e)		782	781
Paramount Global,
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/2057 (aa)		208	205
(CMT Index 5 Year + 4.00%), 6.38%, 03/30/2062 (aa)		336	335

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
Radiate Holdco LLC / Radiate Finance, Inc., 9.25% (Blend (cash 6.00% + PIK 3.25%)), 03/25/2030 (e) (v)		5,412	3,383
Scripps Escrow II, Inc.,
3.88%, 01/15/2029 (e)		60	53
5.38%, 01/15/2031 (e)		70	49
Sinclair Television Group, Inc.,
4.38%, 12/31/2032 (e)		20	14
5.50%, 03/01/2030 (e)		70	59
8.13%, 02/15/2033 (e)		8,271	8,506
9.75%, 02/15/2033 (e)		60	66
Sirius XM Radio LLC,
3.13%, 09/01/2026 (e)		1,285	1,267
3.88%, 09/01/2031 (e)		110	100
4.00%, 07/15/2028 (e)		666	643
4.13%, 07/01/2030 (e)		180	169
5.00%, 08/01/2027 (e)		4,189	4,169
5.50%, 07/01/2029 (e)		90	90
Summer BidCo BV, (Netherlands), Reg. S, 10.00% (cash), 02/15/2029 (v)	EUR	7,444	8,898
Sunrise FinCo. I BV, (Netherlands),
4.63%, 05/15/2032 (e)	EUR	5,520	6,568
4.88%, 07/15/2031 (e)		3,015	2,872
TEGNA, Inc.,
4.63%, 03/15/2028		120	118
5.00%, 09/15/2029		160	159
Tele Columbus AG, (Germany), Reg. S, 10.00% (PIK), 01/01/2029 (v)	EUR	3,315	2,623
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		2,200	2,187
Univision Communications, Inc.,
4.50%, 05/01/2029 (e)		1,600	1,510
7.38%, 06/30/2030 (e)		140	140
8.00%, 08/15/2028 (e)		8,817	9,135
8.50%, 07/31/2031 (e)		4,903	5,063
9.38%, 08/01/2032 (e)		6,209	6,619
UPCB Finance VII Ltd., (Cayman Islands), Reg. S, 3.63%, 06/15/2029	EUR	5,480	6,407
Urban One, Inc., 7.38%, 02/01/2028 (e)		50	26
Virgin Media Finance plc, (United Kingdom),
Reg. S, 3.75%, 07/15/2030	EUR	2,307	2,598
5.00%, 07/15/2030 (e)		160	149
Virgin Media O2 Vendor Financing Notes V DAC, (Ireland), Reg. S, 7.88%, 03/15/2032	GBP	200	278
Virgin Media Secured Finance plc, (United Kingdom),
Reg. S, 4.13%, 08/15/2030	GBP	100	123
Reg. S, 4.25%, 01/15/2030	GBP	1,042	1,299
4.50%, 08/15/2030 (e)		717	676
5.50%, 05/15/2029 (e)		2,030	2,008
Virgin Media Vendor Financing Notes III DAC, (Ireland),
4.88%, 07/15/2028 (e)	GBP	700	917
Reg. S, 4.88%, 07/15/2028	GBP	10,560	13,833
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		2,495	2,444
VZ Secured Financing BV, (Netherlands), 5.00%, 01/15/2032 (e)		3,200	2,895
VZ Vendor Financing II BV, (Netherlands), Reg. S, 2.88%, 01/15/2029	EUR	5,862	6,488

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
Ziggo Bond Co. BV, (Netherlands),
Reg. S, 3.38%, 02/28/2030	EUR	806	850
5.13%, 02/28/2030 (e)		1,092	989
6.13%, 11/15/2032 (e)	EUR	3,572	4,020
Ziggo BV, (Netherlands),
Reg. S, 2.88%, 01/15/2030	EUR	7,696	8,594
4.88%, 01/15/2030 (e)		302	285

			308,981

Telecommunications — 7.2%
Altice Financing SA, (Luxembourg),
Reg. S, 3.00%, 01/15/2028	EUR	14,256	12,902
Reg. S, 4.25%, 08/15/2029	EUR	16,714	14,955
5.00%, 01/15/2028 (e)		5,657	4,398
5.75%, 08/15/2029 (e)		9,819	7,389
9.63%, 07/15/2027 (e)		1,535	1,381
Altice Finco SA, (Luxembourg), Reg. S, 4.75%, 01/15/2028	EUR	3,131	1,330
Altice France Holding SA, (Luxembourg),
Reg. S, 4.00%, 02/15/2028	EUR	5,125	2,153
Reg. S, 8.00%, 05/15/2027 (d)	EUR	4,500	1,876
Altice France SA, (France),
Reg. S, 3.38%, 01/15/2028	EUR	1,359	1,372
Reg. S, 4.13%, 01/15/2029	EUR	1,000	1,013
Reg. S, 4.25%, 10/15/2029	EUR	16,755	17,060
5.13%, 01/15/2029 (e)		1,498	1,288
5.13%, 07/15/2029 (e)		6,350	5,423
5.50%, 01/15/2028 (e)		2,735	2,407
5.50%, 10/15/2029 (e)		7,655	6,621
Reg. S, 5.88%, 02/01/2027	EUR	3,500	3,709
8.13%, 02/01/2027 (e)		225	214
Reg. S, 11.50%, 02/01/2027	EUR	6,823	7,762
Axiata SPV2 Bhd., (Malaysia), Reg. S, 2.16%, 08/19/2030		7,400	6,655
Bell Telephone Co. of Canada or Bell Canada, (Canada),
(CMT Index 5 Year + 2.39%), 6.88%, 09/15/2055 (aa)		170	177
(CMT Index 5 Year + 2.36%), 7.00%, 09/15/2055 (aa)		180	188
British Telecommunications plc, (United Kingdom), (CMT Index 5 Year + 2.99%), 4.25%, 11/23/2081 (e) (aa)		100	99
CommScope LLC,
4.75%, 09/01/2029 (e)		6,950	6,905
7.13%, 07/01/2028 (e)		90	90
8.25%, 03/01/2027 (e)		482	487
9.50%, 12/15/2031 (e)		300	311
CommScope Technologies LLC, 5.00%, 03/15/2027 (e)		520	516
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 9.00%, 09/15/2029 (e)		4,105	4,310
Connect Holding II LLC, 10.50%, 04/03/2031 (e)		278	278
Digicel Group Holdings Ltd., (Bermuda),
Series 1B14, , Zero Coupon, 12/31/2030 (e) (bb)		95	4
Series 3B14, , Zero Coupon, 12/31/2030 (e) (bb)		64	—	(h)
Digicel International Finance Ltd. / Difl US LLC, (Multinational), 8.63%, 08/01/2032 (e)		14,670	15,083

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
EchoStar Corp.,
6.75% (cash), 11/30/2030 (v)		25,135	25,944
10.75%, 11/30/2029		13,078	14,402
eircom Finance DAC, (Ireland),
Reg. S, 2.63%, 02/15/2027	EUR	3,125	3,664
Reg. S, 5.00%, 04/30/2031	EUR	343	413
Embarq LLC, 8.00%, 06/01/2036		150	73
Eutelsat SA, (France),
Reg. S, 1.50%, 10/13/2028	EUR	2,500	2,752
Reg. S, 2.25%, 07/13/2027	EUR	100	116
Reg. S, 9.75%, 04/13/2029	EUR	176	223
Fibercop SpA, (Italy),
1.63%, 01/18/2029	EUR	5,100	5,595
Reg. S, 2.38%, 10/12/2027	EUR	13,935	16,073
Reg. S, (EURIBOR 3 Month + 3.00%), 4.98%, 06/30/2031 (aa)	EUR	2,500	2,950
Reg. S, 5.13%, 06/30/2032	EUR	7,695	9,183
6.00%, 09/30/2034 (e)		2,520	2,402
Reg. S, 6.88%, 02/15/2028	EUR	2,697	3,383
7.20%, 07/18/2036 (e)		2,456	2,474
7.72%, 06/04/2038 (e)		18	18
Reg. S, 7.88%, 07/31/2028	EUR	5,318	6,903
Series 2033, 6.38%, 11/15/2033 (e)		10	10
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		15,312	15,278
5.88%, 10/15/2027 (e)		8,100	8,096
5.88%, 11/01/2029		4,799	4,848
6.00%, 01/15/2030 (e)		2,371	2,399
6.75%, 05/01/2029 (e)		2,494	2,519
8.63%, 03/15/2031 (e)		2,096	2,210
8.75%, 05/15/2030 (e)		15,056	15,728
Frontier Florida LLC, Series E, 6.86%, 02/01/2028		40	42
Frontier North, Inc., Series G, 6.73%, 02/15/2028		30	31
GCI LLC, 4.75%, 10/15/2028 (e)		90	87
GoTo Group, Inc.,
5.50%, 05/01/2028 (e)		130	66
Kaixo Bondco Telecom SA, (Spain), Reg. S, 5.13%, 09/30/2029	EUR	300	357
Koninklijke KPN NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.77%), 6.00%, 09/21/2027 (x) (aa)	EUR	3,820	4,750
Level 3 Financing, Inc.,
3.63%, 01/15/2029 (e)		647	560
3.75%, 07/15/2029 (e)		2,390	2,037
3.88%, 10/15/2030 (e)		1,116	974
4.00%, 04/15/2031 (e)		1,862	1,596
4.25%, 07/01/2028 (e)		40	38
4.50%, 04/01/2030 (e)		4,594	4,192
4.88%, 06/15/2029 (e)		10,392	9,821
6.88%, 06/30/2033 (e)		20,957	21,359
7.00%, 03/31/2034 (e)		23,737	24,200

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Lorca Telecom Bondco SA, (Spain),
Reg. S, 4.00%, 09/18/2027	EUR	13,874	16,288
Reg. S, 5.75%, 04/30/2029	EUR	4,680	5,718
Lumen Technologies, Inc.,
4.13%, 04/15/2029 (e)		50	49
4.13%, 04/15/2030 (e)		951	932
4.50%, 01/15/2029 (e)		50	45
5.38%, 06/15/2029 (e)		40	37
10.00%, 10/15/2032 (e)		2,286	2,312
Series P, 7.60%, 09/15/2039		50	47
Series U, 7.65%, 03/15/2042		40	37
Matterhorn Telecom SA, (Luxembourg), Reg. S, 5.25%, 07/31/2028	CHF	1,750	2,255
Maya SAS, (France),
Reg. S, 5.38%, 04/15/2030	EUR	300	360
5.38%, 04/15/2030 (e)	EUR	17,015	20,403
Reg. S, 6.88%, 04/15/2031	EUR	12,021	14,991
7.00%, 10/15/2028 (e)		4,733	4,811
7.00%, 04/15/2032 (e)		6,255	6,379
8.50%, 04/15/2031 (e)		3,599	3,860
Odido Group Holding BV, (Netherlands), Reg. S, 5.50%, 01/15/2030	EUR	7,316	8,652
Odido Holding BV, (Netherlands), Reg. S, 3.75%, 01/15/2029	EUR	7,300	8,496
PLT VII Finance Sarl, (Luxembourg),
Reg. S, (EURIBOR 3 Month + 3.50%), 5.51%, 06/15/2031 (aa)	EUR	2,750	3,236
6.00%, 06/15/2031 (e)	EUR	5,400	6,596
Reg. S, 6.00%, 06/15/2031	EUR	775	947
Proximus SADP, (Belgium), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.41%), 4.75%, 07/02/2031 (x) (aa)	EUR	1,400	1,662
Rogers Communications, Inc., (Canada),
(CMT Index 5 Year + 3.59%), 5.25%, 03/15/2082 (e) (aa)		320	318
(CMT Index 5 Year + 2.65%), 7.00%, 04/15/2055 (aa)		330	344
(CMT Index 5 Year + 2.62%), 7.13%, 04/15/2055 (aa)		270	286
Sable International Finance Ltd., (Cayman Islands), 7.13%, 10/15/2032 (e)		6,940	7,028
SES SA, (Luxembourg),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.23%), 5.50%, 09/12/2054 (aa)	EUR	500	598
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.59%), 6.00%, 09/12/2054 (aa)	EUR	1,175	1,399
SoftBank Group Corp., (Japan),
Reg. S, 3.38%, 07/06/2029	EUR	7,427	8,477
Reg. S, 4.00%, 09/19/2029	EUR	3,756	4,381
Reg. S, 5.00%, 04/15/2028	EUR	13,768	16,620
Reg. S, 5.38%, 01/08/2029	EUR	1,499	1,823
Reg. S, 5.75%, 07/08/2032	EUR	6,681	8,196
Reg. S, 5.88%, 07/10/2031	EUR	100	124
Reg. S, 6.38%, 07/10/2033	EUR	142	177
Sprint Capital Corp., 6.88%, 11/15/2028		1,025	1,103
Sunrise HoldCo IV BV, (Netherlands), 5.50%, 01/15/2028 (e)		60	60
TDC Net A/S, (Denmark), Reg. S, 6.50%, 06/01/2031	EUR	1,975	2,571
Telecom Italia Capital SA, (Luxembourg),
6.00%, 09/30/2034		50	51
6.38%, 11/15/2033		70	73
7.20%, 07/18/2036		70	75
7.72%, 06/04/2038		3,529	3,900

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Telecom Italia SpA, (Italy),
Reg. S, 6.88%, 02/15/2028	EUR	628	793
Reg. S, 7.88%, 07/31/2028	EUR	4,390	5,753
Telecommunications co Telekom Srbija AD Belgrade, (Serbia), Reg. S, 7.00%, 10/28/2029		1,300	1,319
Telefonica Europe BV, (Netherlands),
Reg. S, (EUR Swap Rate 8 Year + 2.62%), 2.38%, 02/12/2029 (x) (aa)	EUR	12,500	13,925
Reg. S, (EUR Swap Rate 8 Year + 3.07%), 2.88%, 06/24/2027 (x) (aa)	EUR	3,000	3,475
Reg. S, (EUR Swap Rate 6 Year + 2.87%), 2.88%, 02/24/2028 (x) (aa)	EUR	5,100	5,873
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.12%), 5.75%, 01/15/2032 (x) (aa)	EUR	2,300	2,860
Reg. S, (EUR Swap Rate + 3.35%), 6.14%, 02/03/2030 (x) (aa)	EUR	1,400	1,773
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.62%), 6.75%, 06/07/2031 (x) (aa)	EUR	9,100	11,930
Telesat Canada / Telesat LLC, (Canada),
4.88%, 06/01/2027 (e)		40	31
5.63%, 12/06/2026 (e)		50	40
6.50%, 10/15/2027 (e)		30	15
TELUS Corp., (Canada),
(CMT Index 5 Year + 2.77%), 6.63%, 10/15/2055 (aa)		220	226
(CMT Index 5 Year + 2.71%), 7.00%, 10/15/2055 (aa)		220	232
Viasat, Inc.,
5.63%, 04/15/2027 (e)		90	90
6.50%, 07/15/2028 (e)		80	78
7.50%, 05/30/2031 (e)		120	112
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		1,101	1,038
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 3.25%, 01/31/2031	EUR	9,801	11,049
Reg. S, 4.00%, 01/31/2029	GBP	1,775	2,273
4.25%, 01/31/2031 (e)		4,230	3,921
Reg. S, 4.50%, 07/15/2031	GBP	11,480	14,126
4.75%, 07/15/2031 (e)		1,910	1,797
Reg. S, 5.63%, 04/15/2032	EUR	10,434	12,558
7.75%, 04/15/2032 (e)		2,232	2,344
Vodafone Group plc, (United Kingdom),
(CMT Index 5 Year + 2.77%), 4.13%, 06/04/2081 (aa)		400	375
Reg. S, (GBP Swap Rate 5 Year + 3.27%), 4.88%, 10/03/2078 (aa)	GBP	200	269
(CMT Index 5 Year + 3.07%), 5.13%, 06/04/2081 (aa)		100	79
(USD Semi-annual Swap Rate 5 Year + 4.87%), 7.00%, 04/04/2079 (aa)		470	496
Reg. S, (UK Gilts 5 Year + 3.84%), 8.00%, 08/30/2086 (aa)	GBP	9,065	13,285
Windstream Services LLC, 7.50%, 10/15/2033 (e) (w)		4,369	4,369
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (e)		18,299	18,955
Zayo Group Holdings, Inc.,
9.25% (cash), 03/09/2030 (e) (v)		5,305	5,066
13.75% (cash), 09/09/2030 (e) (v)		2,851	2,702
Zegona Finance plc, (United Kingdom),
Reg. S, 6.75%, 07/15/2029	EUR	540	671
8.63%, 07/15/2029 (e)		1,180	1,256

			656,993

Total Communications			1,122,188

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Consumer Cyclical — 13.3%
Airlines — 0.4%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		566	561
Air France-KLM, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.58%), 5.75%, 05/21/2030 (x) (aa)	EUR	2,500	2,995
Allegiant Travel Co., 7.25%, 08/15/2027 (e)		50	51
American Airlines, Inc.,
7.25%, 02/15/2028 (e)		1,385	1,419
8.50%, 05/15/2029 (e)		409	426
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		322	323
5.75%, 04/20/2029 (e)		3,409	3,421
AS Mileage Plan IP Ltd., (Cayman Islands), 5.02%, 10/20/2029 (e)		159	159
Avianca Midco 2 plc, (United Kingdom),
9.00%, 12/01/2028 (e)		330	329
9.63%, 02/14/2030 (e)		260	259
JetBlue Airways Corp. / JetBlue Loyalty LP, (Multinational), 9.88%, 09/20/2031 (e)		2,780	2,821
OneSky Flight LLC, 8.88%, 12/15/2029 (e)		2,177	2,288
Spirit Airlines Pass Through Trust 2015-1A, Series A, 4.10%, 04/01/2028		157	149
Transportes Aereos Portugueses SA, (Portugal), Reg. S, 5.13%, 11/15/2029	EUR	1,000	1,211
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.00%, 04/11/2026		198	198
United Airlines 2016-2 Class A Pass Through Trust, Series A, 3.10%, 10/07/2028		25	24
United Airlines Pass Through Trust, Series 20-1, Class A, 5.88%, 10/15/2027		266	273
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		3,415	3,405
4.63%, 04/15/2029 (e)		4,815	4,742
VistaJet Malta Finance plc / Vista Management Holding, Inc., (Multinational),
6.38%, 02/01/2030 (e)		2,160	2,106
7.88%, 05/01/2027 (e)		3,869	3,927
9.50%, 06/01/2028 (e)		2,430	2,530

			33,617

Apparel — 0.6%
Beach Acquisition Bidco LLC,
5.25%, 07/15/2032 (e)	EUR	10,457	12,585
10.00% (cash), 07/15/2033 (e) (v)		7,163	7,727
Champ Acquisition Corp., 8.38%, 12/01/2031 (e)		90	96
Crocs, Inc.,
4.13%, 08/15/2031 (e)		223	204
4.25%, 03/15/2029 (e)		1,221	1,170
Golden Goose SpA, (Italy), (EURIBOR 3 Month + 3.75%), 5.79%, 05/15/2031 (e) (aa)	EUR	4,813	5,707
Hanesbrands, Inc., 9.00%, 02/15/2031 (e)		240	254
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		1,470	1,392
Levi Strauss & Co.,
3.50%, 03/01/2031 (e)		779	723
4.00%, 08/15/2030 (e)	EUR	9,940	11,842
S&S Holdings LLC, 8.38%, 10/01/2031 (e)		150	146
Under Armour, Inc., 7.25%, 07/15/2030 (e)		120	120
VF Corp.,
0.63%, 02/25/2032	EUR	2,350	2,085
2.80%, 04/23/2027		100	97

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Apparel — continued
2.95%, 04/23/2030		200	176
4.25%, 03/07/2029	EUR	202	237
6.00%, 10/15/2033		10	10
6.45%, 11/01/2037		20	19
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		6,780	6,203

			50,793

Auto Manufacturers — 0.7%
Allison Transmission, Inc.,
3.75%, 01/30/2031 (e)		170	157
4.75%, 10/01/2027 (e)		70	70
5.88%, 06/01/2029 (e)		120	121
Aston Martin Capital Holdings Ltd., (Jersey),
10.00%, 03/31/2029 (e)		1,865	1,826
Reg. S, 10.38%, 03/31/2029	GBP	325	425
Ford Motor Credit Co. LLC,
2.70%, 08/10/2026		1,235	1,215
3.38%, 11/13/2025		1,241	1,239
4.27%, 01/09/2027		2,500	2,480
5.13%, 11/05/2026		1,374	1,378
5.30%, 09/06/2029		452	451
5.80%, 03/08/2029		2,067	2,098
5.85%, 05/17/2027		943	955
5.88%, 11/07/2029		1,700	1,730
6.80%, 05/12/2028		225	234
6.95%, 06/10/2026		343	347
7.35%, 11/04/2027		325	339
General Motors Financial Co., Inc.,
5.00%, 07/15/2027		230	233
5.40%, 05/08/2027		491	499
5.55%, 07/15/2029		151	156
(United States SOFR + 1.29%), 5.63%, 01/07/2030 (aa)		229	228
5.65%, 01/17/2029		641	663
Hyundai Capital America,
2.00%, 06/15/2028 (e)		248	233
4.30%, 09/24/2027 (e)		417	417
5.30%, 01/08/2029 (e)		83	85
6.10%, 09/21/2028 (e)		735	769
6.50%, 01/16/2029 (e)		72	76
Jaguar Land Rover Automotive plc, (United Kingdom),
4.50%, 10/01/2027 (e)		180	177
5.50%, 07/15/2029 (e)		50	50
5.88%, 01/15/2028 (e)		60	60
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (e)		1,326	1,389
New Flyer Holdings, Inc., 9.25%, 07/01/2030 (e)		1,030	1,102
Nissan Motor Acceptance Co. LLC,
2.00%, 03/09/2026 (e)		138	136
2.45%, 09/15/2028 (e)		80	73
2.75%, 03/09/2028 (e)		142	133
5.30%, 09/13/2027 (e)		50	50

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
5.55%, 09/13/2029 (e)		70	70
5.63%, 09/29/2028 (e)		1,512	1,513
6.13%, 09/30/2030 (e)		6,123	6,121
6.95%, 09/15/2026 (e)		462	468
7.05%, 09/15/2028 (e)		166	173
Nissan Motor Co. Ltd., (Japan),
4.35%, 09/17/2027 (e)		670	657
4.81%, 09/17/2030 (e)		600	564
5.25%, 07/17/2029 (e)	EUR	2,823	3,378
Reg. S, 5.25%, 07/17/2029	EUR	327	391
6.38%, 07/17/2033 (e)	EUR	3,163	3,823
Reg. S, 6.38%, 07/17/2033	EUR	875	1,058
7.50%, 07/17/2030 (e)		3,490	3,663
7.75%, 07/17/2032 (e)		5,601	5,924
8.13%, 07/17/2035 (e)		5,820	6,248
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		4,500	3,881
RCI Banque SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 5.50%, 10/09/2034 (aa)	EUR	300	370
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 01/15/2031 (e)		1,428	1,329
Stellantis Finance US, Inc., 5.35%, 03/17/2028 (e)		400	405
Volkswagen Group of America Finance LLC,
4.90%, 08/14/2026 (e)		200	201
4.95%, 03/25/2027 (e)		400	403
5.70%, 09/12/2026 (e)		222	225
6.00%, 11/16/2026 (e)		200	204
Volkswagen International Finance NV, (Netherlands),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.17%), 5.49%, 11/15/2030 (x) (aa)	EUR	2,800	3,393
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.49%), 5.99%, 11/15/2033 (x) (aa)	EUR	100	122
Series PNC5, Reg. S, (EUR Swap Rate 5 Year + 4.29%), 7.50%, 09/06/2028 (x) (aa)	EUR	900	1,156
Wabash National Corp., 4.50%, 10/15/2028 (e)		120	111

			67,445

Auto Parts & Equipment — 2.2%
Adient Global Holdings Ltd., (Jersey),
7.00%, 04/15/2028 (e)		2,800	2,869
7.50%, 02/15/2033 (e)		80	83
8.25%, 04/15/2031 (e)		30	31
Adler Pelzer Holding GmbH, (Germany), Reg. S, 9.50%, 04/01/2027	EUR	400	447
American Axle & Manufacturing, Inc.,
5.00%, 10/01/2029		40	38
6.38%, 10/15/2032 (e) (w)		2,552	2,546
6.50%, 04/01/2027		1,420	1,421
6.88%, 07/01/2028		40	40
7.75%, 10/15/2033 (e) (w)		3,325	3,350
Aptiv Swiss Holdings Ltd., (Jersey), (CMT Index 5 Year + 3.39%), 6.88%, 12/15/2054 (aa)		2,450	2,503
Clarios Global LP / Clarios US Finance Co., (Multinational),
4.75%, 06/15/2031 (e)	EUR	14,551	17,405
6.75%, 05/15/2028 (e)		5,800	5,929
6.75%, 02/15/2030 (e)		8,910	9,204
6.75%, 09/15/2032 (e)		7,881	8,055

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
Cooper-Standard Automotive, Inc., 5.63% (cash), 05/15/2027 (e) (v)		60	57
Dana, Inc.,
4.25%, 09/01/2030		845	837
4.50%, 02/15/2032		1,258	1,239
5.38%, 11/15/2027		315	315
5.63%, 06/15/2028		740	739
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029 (e)		70	60
Forvia SE, (France),
Reg. S, 5.13%, 06/15/2029	EUR	924	1,121
5.38%, 03/15/2031 (e)	EUR	3,149	3,766
Reg. S, 5.38%, 03/15/2031	EUR	725	867
Reg. S, 5.50%, 06/15/2031	EUR	14,898	17,984
Reg. S, 5.63%, 06/15/2030	EUR	7,672	9,323
6.75%, 09/15/2033 (e)		78	79
8.00%, 06/15/2030 (e)		70	74
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (e)		2,859	2,997
Gestamp Automocion SA, (Spain), 4.38%, 10/15/2030 (e) (w)	EUR	1,650	1,945
Goodyear Tire & Rubber Co. (The),
4.88%, 03/15/2027		80	80
5.00%, 07/15/2029		768	741
5.25%, 04/30/2031		183	173
5.25%, 07/15/2031		100	94
5.63%, 04/30/2033		506	471
6.63%, 07/15/2030		326	331
7.00%, 03/15/2028		20	21
IHO Verwaltungs GmbH, (Germany),
Reg. S, 6.75% (cash), 11/15/2029 (v)	EUR	1,725	2,144
Reg. S, 7.00% (cash), 11/15/2031 (v)	EUR	8,120	10,320
7.75% (cash), 11/15/2030 (e) (v)		150	157
8.00% (cash), 11/15/2032 (e) (v)		100	105
Reg. S, 8.75% (cash), 05/15/2028 (v)	EUR	7,186	8,836
Mahle GmbH, (Germany),
Reg. S, 2.38%, 05/14/2028	EUR	300	335
Reg. S, 7.13%, 07/15/2032	EUR	1,725	2,117
Opmobility, (France), Reg. S, 4.30%, 02/05/2031	EUR	500	590
Phinia, Inc.,
6.63%, 10/15/2032 (e)		985	1,015
6.75%, 04/15/2029 (e)		715	738
Qnity Electronics, Inc.,
5.75%, 08/15/2032 (e)		3,411	3,438
6.25%, 08/15/2033 (e)		2,322	2,371
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029 (e)		110	75
Schaeffler AG, (Germany),
Reg. S, 4.50%, 03/28/2030	EUR	6,300	7,515
Reg. S, 5.38%, 04/01/2031	EUR	8,400	10,326
Tenneco, Inc., 8.00%, 11/17/2028 (e)		12,793	12,816
Titan International, Inc., 7.00%, 04/30/2028		2,625	2,628
Valeo SE, (France),
Reg. S, 4.63%, 03/23/2032	EUR	700	818
Reg. S, 5.13%, 05/20/2031	EUR	1,600	1,928

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
ZF Europe Finance BV, (Netherlands),
Reg. S, 2.50%, 10/23/2027	EUR	600	682
Reg. S, 3.00%, 10/23/2029	EUR	3,800	4,067
Reg. S, 4.75%, 01/31/2029	EUR	4,700	5,418
Reg. S, 6.13%, 03/13/2029	EUR	3,000	3,600
Reg. S, 7.00%, 06/12/2030	EUR	11,800	14,381
ZF Finance GmbH, (Germany),
Reg. S, 2.25%, 05/03/2028	EUR	1,400	1,545
Reg. S, 2.75%, 05/25/2027	EUR	1,200	1,380
Reg. S, 3.75%, 09/21/2028	EUR	1,300	1,474
ZF North America Capital, Inc.,
6.75%, 04/23/2030 (e)		70	68
6.88%, 04/14/2028 (e)		885	897
6.88%, 04/23/2032 (e)		220	211
7.13%, 04/14/2030 (e)		90	89
7.50%, 03/24/2031 (e)		3,203	3,181

			202,500

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.,
3.88%, 11/15/2029 (e)		71	67
4.00%, 01/15/2028 (e)		10	10
Azelis Finance NV, (Belgium),
Reg. S, 4.75%, 09/25/2029	EUR	900	1,092
4.75%, 09/25/2029 (e)	EUR	5,730	6,952
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		90	89
Gates Corp., 6.88%, 07/01/2029 (e)		1,545	1,604
RB Global Holdings, Inc.,
6.75%, 03/15/2028 (e)		120	123
7.75%, 03/15/2031 (e)		250	261
Resideo Funding, Inc.,
4.00%, 09/01/2029 (e)		248	237
6.50%, 07/15/2032 (e)		2,571	2,635
Rexel SA, (France), Reg. S, 4.00%, 09/15/2030	EUR	1,075	1,278
Velocity Vehicle Group LLC, 8.00%, 06/01/2029 (e)		500	502
Windsor Holdings III LLC, 8.50%, 06/15/2030 (e)		2,170	2,297

			17,147

Entertainment — 2.2%
888 Acquisitions Ltd., (Gibraltar),
8.00%, 09/30/2031 (e)	EUR	5,595	6,417
Reg. S, 10.75%, 05/15/2030	GBP	5,393	7,227
Affinity Interactive, 6.88%, 12/15/2027 (e)		100	57
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 02/15/2028 (e)		110	49
Allwyn Entertainment Financing UK plc, (United Kingdom), Reg. S, 7.25%, 04/30/2030	EUR	3,330	4,110
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029 (e)		40	35
Banijay Entertainment SAS, (France),
Reg. S, 7.00%, 05/01/2029	EUR	425	517
8.13%, 05/01/2029 (e)		80	83
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		2,156	2,115

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Entertainment — continued
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		7,145	6,833
6.00%, 10/15/2032 (e)		70	69
6.50%, 02/15/2032 (e)		5,388	5,496
7.00%, 02/15/2030 (e)		7,899	8,122
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		130	128
5.50%, 04/01/2027 (e)		40	40
5.75%, 04/01/2030 (e)		6,075	6,068
6.75%, 05/01/2031 (e)		5,317	5,450
Cinemark USA, Inc.,
5.25%, 07/15/2028 (e)		110	109
7.00%, 08/01/2032 (e)		561	583
Cirsa Finance International Sarl, (Luxembourg),
Reg. S, 4.50%, 03/15/2027	EUR	1,100	1,292
Reg. S, 6.50%, 03/15/2029	EUR	5,611	6,860
Reg. S, 7.88%, 07/31/2028	EUR	1,700	2,078
Empire Resorts, Inc., 7.75%, 11/01/2026 (e)		391	390
Flutter Treasury DAC, (Ireland),
4.00%, 06/04/2031 (e)	EUR	1,250	1,471
5.88%, 06/04/2031 (e)		4,499	4,567
6.38%, 04/29/2029 (e)		799	825
Great Canadian Gaming Corp. / Raptor LLC, (Multinational), 8.75%, 11/15/2029 (e)		3,107	3,072
Jacobs Entertainment, Inc.,
6.75%, 02/15/2029 (e)		3,650	3,549
LHMC Finco 2 Sarl, (Luxembourg), Reg. S, 8.63% (cash), 05/15/2030 (v)	EUR	1,925	2,346
Light & Wonder International, Inc.,
6.25%, 10/01/2033 (e)		3,617	3,623
7.25%, 11/15/2029 (e)		140	144
7.50%, 09/01/2031 (e)		406	422
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)		80	78
4.75%, 10/15/2027 (e)		2,470	2,454
6.50%, 05/15/2027 (e)		180	182
Loarre Investments Sarl, (Luxembourg), Reg. S, 6.50%, 05/15/2029	EUR	4,200	5,093
Lottomatica Group SpA, (Italy),
4.88%, 01/31/2031 (e)	EUR	5,220	6,315
Reg. S, 4.88%, 01/31/2031	EUR	2,000	2,419
Lottomatica SpA, (Italy), 5.38%, 06/01/2030 (e)	EUR	12,518	15,229
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (e)		3,650	3,141
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		4,769	4,635
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC,
8.25%, 04/15/2030 (e)		2,395	2,489
11.88%, 04/15/2031 (e)		150	157
13.25%, 12/15/2029 (e)		25	28
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)		70	68
Motion Finco Sarl, (Luxembourg),
Reg. S, 7.38%, 06/15/2030	EUR	500	529
8.38%, 02/15/2032 (e)		80	69

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Entertainment — continued
Odeon Finco plc, (United Kingdom), 12.75%, 11/01/2027 (e)		2,471	2,559
Ontario Gaming GTA LP / OTG Co-Issuer, Inc., (Canada), 8.00%, 08/01/2030 (e)		50	50
Penn Entertainment, Inc.,
4.13%, 07/01/2029 (e)		20	19
5.63%, 01/15/2027 (e)		2,399	2,397
Pinewood Finco plc, (United Kingdom),
Reg. S, 3.63%, 11/15/2027	GBP	244	318
Reg. S, 6.00%, 03/27/2030	GBP	291	394
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.,
5.63%, 09/01/2029 (e)		1,549	836
5.88%, 09/01/2031 (e)		2,701	1,393
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (e)		4,687	4,749
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030 (e) (w)		2,444	2,464
Scientific Games Holdings LP / Scientific Games US FinCo., Inc., 6.63%, 03/01/2030 (e)		5,196	4,829
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (e)		100	98
Six Flags Entertainment Corp.,
5.50%, 04/15/2027 (e)		20	20
7.25%, 05/15/2031 (e)		120	120
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.,
5.25%, 07/15/2029		70	68
5.38%, 04/15/2027		740	738
6.50%, 10/01/2028		30	30
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co., 6.63%, 05/01/2032 (e)		120	122
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/01/2027 (e)		10	10
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030 (e)		2,507	2,378
Vail Resorts, Inc.,
5.63%, 07/15/2030 (e)		1,873	1,885
6.50%, 05/15/2032 (e)		1,382	1,429
Voyager Parent LLC, 9.25%, 07/01/2032 (e)		7,531	7,964
Warnermedia Holdings, Inc.,
3.76%, 03/15/2027		716	704
4.05%, 03/15/2029		427	411
4.28%, 03/15/2032		361	326
4.30%, 01/17/2030	EUR	946	1,102
4.69%, 05/17/2033	EUR	5,340	6,058
5.05%, 03/15/2042		17,169	13,692
5.14%, 03/15/2052		7,707	5,737
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)		3,301	3,306
6.25%, 03/15/2033 (e)		3,874	3,932
7.13%, 02/15/2031 (e)		4,629	4,984

			202,155

Food Service — 0.0% (g)
Aramark Services, Inc., 5.00%, 02/01/2028 (e)		190	189
Sodexo, Inc., 5.15%, 08/15/2030 (e)		200	205

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Food Service — continued
TKC Holdings, Inc.,
6.88%, 05/15/2028 (e)	60	60
10.50%, 05/15/2029 (e)	120	123

		577

Home Builders — 1.2%
Adams Homes, Inc., 9.25%, 10/15/2028 (e)	170	177
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)	2,098	2,009
4.63%, 04/01/2030 (e)	1,885	1,786
6.63%, 01/15/2028 (e)	1,575	1,584
6.88%, 08/01/2033 (e)	2,258	2,277
Beazer Homes USA, Inc.,
5.88%, 10/15/2027	6,402	6,398
7.25%, 10/15/2029	5,352	5,444
7.50%, 03/15/2031 (e)	1,845	1,869
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)	7,413	6,952
5.00%, 06/15/2029 (e)	4,241	4,038
6.25%, 09/15/2027 (e)	2,505	2,499
Century Communities, Inc.,
3.88%, 08/15/2029 (e)	160	150
6.63%, 09/15/2033 (e)	1,860	1,877
Dream Finders Homes, Inc.,
6.88%, 09/15/2030 (e)	835	840
8.25%, 08/15/2028 (e)	677	703
Empire Communities Corp., (Canada), 9.75%, 05/01/2029 (e)	1,956	2,051
Forestar Group, Inc.,
5.00%, 03/01/2028 (e)	3,290	3,260
6.50%, 03/15/2033 (e)	2,355	2,409
Installed Building Products, Inc., 5.75%, 02/01/2028 (e)	60	60
K Hovnanian Enterprises, Inc.,
8.00%, 04/01/2031 (e)	2,613	2,678
8.38%, 10/01/2033 (e)	3,453	3,539
KB Home,
4.00%, 06/15/2031	1,450	1,362
4.80%, 11/15/2029	2,950	2,919
6.88%, 06/15/2027	698	712
7.25%, 07/15/2030	50	52
LGI Homes, Inc.,
4.00%, 07/15/2029 (e)	70	64
7.00%, 11/15/2032 (e)	1,653	1,610
8.75%, 12/15/2028 (e)	715	750
M/I Homes, Inc.,
3.95%, 02/15/2030	1,450	1,385
4.95%, 02/01/2028	1,688	1,676
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)	4,952	4,779
5.25%, 12/15/2027 (e)	6,289	6,248
Meritage Homes Corp., 3.88%, 04/15/2029 (e)	287	279

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Home Builders — continued
Miller Homes Group Finco plc, (United Kingdom), (EURIBOR 3 Month + 4.25%), 6.29%, 10/15/2030 (e) (aa)	EUR	7,770	9,259
New Home Co., Inc. (The),
8.50%, 11/01/2030 (e)		910	945
9.25%, 10/01/2029 (e)		3,026	3,180
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028		3,460	3,406
4.75%, 04/01/2029		3,065	3,000
STL Holding Co. LLC, 8.75%, 02/15/2029 (e)		2,585	2,709
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)		1,600	1,595
5.75%, 01/15/2028 (e)		1,300	1,318
5.88%, 06/15/2027 (e)		3,595	3,638
Thor Industries, Inc., 4.00%, 10/15/2029 (e)		80	76
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027		500	499
5.70%, 06/15/2028		2,946	3,003
Winnebago Industries, Inc., 6.25%, 07/15/2028 (e)		60	60

			107,124

Home Furnishings — 0.1%
FXI Holdings, Inc.,
12.25%, 11/15/2026 (e)		190	167
Leggett & Platt, Inc., 3.50%, 11/15/2027		63	62
Somnigroup International, Inc.,
3.88%, 10/15/2031 (e)		275	252
4.00%, 04/15/2029 (e)		1,681	1,613
Whirlpool Corp.,
2.40%, 05/15/2031		50	42
4.50%, 06/01/2046		10	8
4.60%, 05/15/2050		70	52
4.70%, 05/14/2032		50	46
4.75%, 02/26/2029		40	40
5.15%, 03/01/2043		30	25
5.50%, 03/01/2033		50	48
5.75%, 03/01/2034		40	39
6.13%, 06/15/2030		1,252	1,261
6.50%, 06/15/2033		4,342	4,331

			7,986

Housewares — 0.2%
CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.50%, 10/15/2029 (e)		80	62
Newell Brands, Inc.,
6.38%, 09/15/2027		60	61
6.38%, 05/15/2030		987	978
6.63%, 09/15/2029		100	100
6.63%, 05/15/2032		1,793	1,763
6.88%, 04/01/2036		50	50
7.00%, 04/01/2046		1,671	1,473
8.50%, 06/01/2028 (e)		3,130	3,310

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Housewares — continued
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031		3,851	3,552
4.38%, 02/01/2032		4,073	3,761
5.25%, 12/15/2026		40	40
SWF Holdings I Corp.,
6.50%, 10/01/2029 (e)		7,670	2,915
6.50%, 10/06/2029 (e)		20	10

			18,075

Leisure Time — 1.5%
Acushnet Co., 7.38%, 10/15/2028 (e)		60	62
Amer Sports Co., 6.75%, 02/16/2031 (e)		1,660	1,729
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)		6,585	6,488
Reg. S, 5.75%, 01/15/2030	EUR	1,606	2,033
5.75%, 03/15/2030 (e)		1,650	1,685
5.75%, 08/01/2032 (e)		5,715	5,815
5.88%, 06/15/2031 (e)		2,061	2,112
6.00%, 05/01/2029 (e)		2,493	2,528
6.13%, 02/15/2033 (e)		5,271	5,403
6.65%, 01/15/2028		30	31
Carnival plc, (United Kingdom), 4.13%, 07/15/2031 (e)	EUR	3,696	4,393
Deuce Finco Plc, (United Kingdom), Reg. S, 5.50%, 06/15/2027	GBP	2,388	3,206
Life Time, Inc., 6.00%, 11/15/2031 (e)		40	41
Lindblad Expeditions LLC,
6.75%, 02/15/2027 (e)		1,300	1,310
7.00%, 09/15/2030 (e)		4,358	4,442
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		2,828	2,318
NCL Corp. Ltd., (Bermuda),
5.88%, 01/15/2031 (e)		4,700	4,698
6.25%, 03/01/2030 (e)		1,987	2,011
6.25%, 09/15/2033 (e)		6,435	6,471
6.75%, 02/01/2032 (e)		3,444	3,541
7.75%, 02/15/2029 (e)		2,135	2,273
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		3,866	3,950
Pinnacle Bidco plc, (United Kingdom),
Reg. S, 8.25%, 10/11/2028	EUR	14,514	17,855
Reg. S, 10.00%, 10/11/2028	GBP	7,950	11,280
Royal Caribbean Cruises Ltd., (Liberia),
3.70%, 03/15/2028		907	893
4.25%, 07/01/2026 (e)		498	498
5.38%, 07/15/2027 (e)		462	466
5.50%, 08/31/2026 (e)		231	232
5.50%, 04/01/2028 (e)		127	129
5.63%, 09/30/2031 (e)		1,155	1,177
Sabre GLBL, Inc.,
8.63%, 06/01/2027 (e)		2,096	2,126
10.75%, 11/15/2029 (e)		3,918	3,787
11.13%, 07/15/2030 (e)		3,823	3,703
TUI AG, (Germany), Reg. S, 5.88%, 03/15/2029	EUR	6,092	7,431

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Leisure Time — continued
Viking Cruises Ltd., (Bermuda),
5.88%, 09/15/2027 (e)		897	897
5.88%, 10/15/2033 (e) (w)		6,378	6,384
7.00%, 02/15/2029 (e)		2,720	2,734
9.13%, 07/15/2031 (e)		3,759	4,035
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		3,488	3,485
VOC Escrow Ltd., (Bermuda), 5.00%, 02/15/2028 (e)		2,940	2,932

			136,584

Lodging — 1.1%
Boyd Gaming Corp.,
4.75%, 12/01/2027		170	169
4.75%, 06/15/2031 (e)		3,880	3,741
Essendi SA, (Luxembourg),
Reg. S, 5.38%, 05/15/2030	EUR	100	121
Reg. S, 5.50%, 11/15/2031	EUR	245	296
5.50%, 11/15/2031 (e)	EUR	8,574	10,366
Reg. S, 5.63%, 05/15/2032	EUR	1,175	1,422
Reg. S, (EURIBOR 3 Month + 3.75%), 5.79%, 05/15/2032 (aa)	EUR	100	119
6.38%, 10/15/2029 (e)	EUR	7,540	9,342
Reg. S, 6.38%, 10/15/2029	EUR	3,476	4,307
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 3.95%, 10/02/2026	EUR	1,800	2,106
Reg. S, 5.00%, 05/18/2026		1,600	1,592
Reg. S, 5.05%, 01/27/2027		4,400	4,346
Full House Resorts, Inc., 8.25%, 02/15/2028 (e)		60	56
Genting New York LLC / GENNY Capital, Inc., 7.25%, 10/01/2029 (e)		90	93
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		3,608	3,302
3.75%, 05/01/2029 (e)		190	183
4.00%, 05/01/2031 (e)		290	274
4.88%, 01/15/2030		230	229
5.75%, 05/01/2028 (e)		70	70
5.75%, 09/15/2033 (e)		1,230	1,246
5.88%, 04/01/2029 (e)		1,150	1,175
5.88%, 03/15/2033 (e)		1,622	1,656
6.13%, 04/01/2032 (e)		1,286	1,322
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.,
4.88%, 07/01/2031 (e)		30	28
5.00%, 06/01/2029 (e)		140	134
6.63%, 01/15/2032 (e)		70	71
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/2027		80	80
Hyatt Hotels Corp., 5.25%, 06/30/2029		146	150
Las Vegas Sands Corp.,
3.50%, 08/18/2026		435	431
5.90%, 06/01/2027		25	26
Marriott Ownership Resorts, Inc.,
4.50%, 06/15/2029 (e)		40	39
4.75%, 01/15/2028		30	29
6.50%, 10/01/2033 (e)		54	54

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Lodging — continued
Melco Resorts Finance Ltd., (Cayman Islands),
5.38%, 12/04/2029 (e)		4,237	4,155
5.63%, 07/17/2027 (e)		200	199
Reg. S, 5.63%, 07/17/2027		70	70
5.75%, 07/21/2028 (e)		1,450	1,445
6.50%, 09/24/2033 (e)		472	473
7.63%, 04/17/2032 (e)		2,132	2,234
MGM China Holdings Ltd., (Cayman Islands),
4.75%, 02/01/2027 (e)		130	130
7.13%, 06/26/2031 (e)		774	816
MGM Resorts International,
4.63%, 09/01/2026		275	274
4.75%, 10/15/2028		4,776	4,739
5.50%, 04/15/2027		4,610	4,640
6.13%, 09/15/2029		2,065	2,102
6.50%, 04/15/2032		2,600	2,649
Motel One GmbH, (Germany), Reg. S, 7.75%, 04/02/2031	EUR	3,613	4,577
Station Casinos LLC,
4.50%, 02/15/2028 (e)		1,299	1,277
4.63%, 12/01/2031 (e)		1,821	1,718
6.63%, 03/15/2032 (e)		1,295	1,330
Studio City Finance Ltd., (British Virgin Islands),
5.00%, 01/15/2029 (e)		300	289
6.50%, 01/15/2028 (e)		190	190
Travel + Leisure Co.,
4.50%, 12/01/2029 (e)		80	77
4.63%, 03/01/2030 (e)		90	87
6.00%, 04/01/2027		140	142
6.13%, 09/01/2033 (e)		80	80
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (e)		140	137
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027 (e)		240	239
Wynn Macau Ltd., (Cayman Islands),
5.13%, 12/15/2029 (e)		3,307	3,245
5.50%, 10/01/2027 (e)		1,880	1,880
5.63%, 08/26/2028 (e)		10,952	10,942
6.75%, 02/15/2034 (e)		170	172

			98,883

Office Furnishings — 0.0% (g)
Interface, Inc., 5.50%, 12/01/2028 (e)		40	40
Steelcase, Inc., 5.13%, 01/18/2029		70	70

			110

Retail — 2.9%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		2,025	1,933
3.88%, 01/15/2028 (e)		1,055	1,030
4.00%, 10/15/2030 (e)		6,451	6,078
4.38%, 01/15/2028 (e)		1,287	1,264
6.13%, 06/15/2029 (e)		120	123
Academy Ltd., 6.00%, 11/15/2027 (e)		60	60

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Advance Auto Parts, Inc.,
1.75%, 10/01/2027		50	47
3.50%, 03/15/2032		50	44
3.90%, 04/15/2030		50	46
7.00%, 08/01/2030 (e)		1,840	1,894
7.38%, 08/01/2033 (e)		190	196
Afflelou SAS, (France), Reg. S, 6.00%, 07/25/2029	EUR	654	801
Agrifarma SpA, (Italy), Reg. S, 4.50%, 10/31/2028	EUR	2,455	2,897
Arko Corp., 5.13%, 11/15/2029 (e)		2,695	2,293
Asbury Automotive Group, Inc.,
4.63%, 11/15/2029 (e)		80	78
4.75%, 03/01/2030		73	71
B&M European Value Retail SA, (Luxembourg), Reg. S, 6.50%, 11/27/2031	GBP	166	226
Bath & Body Works, Inc.,
5.25%, 02/01/2028		50	50
6.63%, 10/01/2030 (e)		90	92
6.69%, 01/15/2027		30	31
6.75%, 07/01/2036		50	51
6.88%, 11/01/2035		60	62
6.95%, 03/01/2033		40	42
7.50%, 06/15/2029		70	72
7.60%, 07/15/2037		40	41
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032 (e)		110	115
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029 (e)		20	17
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (e)		90	89
Boots Group Finco LP,
5.38%, 08/31/2032 (e)	EUR	9,570	11,559
7.38%, 08/31/2032 (e)	GBP	3,914	5,362
Brinker International, Inc., 8.25%, 07/15/2030 (e)		2,645	2,798
Bubbles Bidco SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 4.25%), 6.25%, 09/30/2031 (aa)	EUR	201	238
Reg. S, 6.50%, 09/30/2031	EUR	338	406
Bubbles Bidco SPA, (Italy), 6.50%, 09/30/2031 (e)	EUR	2,888	3,473
Carvana Co.,
9.00% (cash), 06/01/2030 (e) (v)		17,866	18,693
9.00% (cash), 06/01/2031 (e) (v)		22,546	25,526
CD&R Firefly Bidco plc, (United Kingdom), Reg. S, 8.63%, 04/30/2029	GBP	9,451	13,354
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (e)		2,294	2,440
Dufry One BV, (Netherlands),
Reg. S, 3.38%, 04/15/2028	EUR	3,120	3,662
Reg. S, 4.50%, 05/23/2032	EUR	2,450	2,956
Duomo Bidco SpA, (Italy), Reg. S, (EURIBOR 3 Month + 4.13%), 6.15%, 07/15/2031 (aa)	EUR	235	278
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)		4,371	4,806
Eroski S Coop, (Spain), Reg. S, 10.63%, 04/30/2029	EUR	10,750	13,341
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029 (e)		120	112
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
4.63%, 01/15/2029 (e)		4,110	3,912
6.75%, 01/15/2030 (e)		8,445	7,916

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
FirstCash, Inc., 6.88%, 03/01/2032 (e)		140	145
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		2,897	2,936
Fressnapf Holding SE, (Germany), Reg. S, 5.25%, 10/31/2031	EUR	9,289	11,052
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		1,555	1,455
3.88%, 10/01/2031 (e)		3,375	3,066
Global Auto Holdings Ltd. / AAG FH UK Ltd., (United Kingdom),
8.38%, 01/15/2029 (e)		50	49
8.75%, 01/15/2032 (e)		50	49
11.50%, 08/15/2029 (e)		1,403	1,480
Goldstory SAS, (France),
Reg. S, (EURIBOR 3 Month + 4.00%), 6.02%, 02/01/2030 (aa)	EUR	100	119
Reg. S, 6.75%, 02/01/2030	EUR	1,719	2,095
GPS Hospitality Holding Co. LLC / GPS Finco Inc, 7.00%, 08/15/2028 (e)		70	40
Group 1 Automotive, Inc.,
4.00%, 08/15/2028 (e)		40	39
6.38%, 01/15/2030 (e)		1,480	1,514
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		63	62
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 06/01/2027 (e)		190	189
Kohl’s Corp.,
5.13%, 05/01/2031		70	55
5.55%, 07/17/2045		60	39
10.00%, 06/01/2030 (e)		20	22
Lagardere SA, (France), Reg. S, 4.75%, 06/12/2030	EUR	1,600	1,914
LBM Acquisition LLC,
6.25%, 01/15/2029 (e)		3,595	3,327
9.50%, 06/15/2031 (e)		1,485	1,563
LCM Investments Holdings II LLC,
4.88%, 05/01/2029 (e)		3,590	3,516
8.25%, 08/01/2031 (e)		3,967	4,195
Liberty Interactive LLC, 8.25%, 02/01/2030		80	11
Lithia Motors, Inc.,
3.88%, 06/01/2029 (e)		1,630	1,557
4.38%, 01/15/2031 (e)		110	105
5.50%, 10/01/2030 (e)		2,876	2,877
Macy’s Retail Holdings LLC,
4.30%, 02/15/2043		10	7
4.50%, 12/15/2034		10	9
5.13%, 01/15/2042		20	16
5.88%, 03/15/2030 (e)		30	30
6.13%, 03/15/2032 (e)		60	60
6.38%, 03/15/2037		20	19
6.70%, 07/15/2034 (e)		120	110
7.38%, 08/01/2033 (e)		80	83
Michaels Cos., Inc. (The),
5.25%, 05/01/2028 (e)		100	92
7.88%, 05/01/2029 (e)		200	167

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Murphy Oil USA, Inc.,
3.75%, 02/15/2031 (e)		10	9
4.75%, 09/15/2029		20	20
5.63%, 05/01/2027		70	70
Nordstrom, Inc.,
4.00%, 03/15/2027		60	59
4.25%, 08/01/2031		20	18
4.38%, 04/01/2030		20	19
5.00%, 01/15/2044		80	59
6.95%, 03/15/2028		50	51
Papa John’s International, Inc., 3.88%, 09/15/2029 (e)		40	38
Park River Holdings, Inc.,
5.63%, 02/01/2029 (e)		3,345	3,278
6.75%, 08/01/2029 (e)		1,675	1,658
8.00%, 03/15/2031 (e) (w)		3,588	3,637
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		585	573
6.38%, 11/01/2032 (e)		1,840	1,867
Penske Automotive Group, Inc., 3.75%, 06/15/2029 (e)		80	77
PetSmart LLC / PetSmart Finance Corp.,
7.50%, 09/15/2032 (e)		1,667	1,671
10.00%, 09/15/2033 (e)		130	131
PEU Fin plc, (United Kingdom), Reg. S, 7.25%, 07/01/2028	EUR	11,983	14,585
Punch Finance plc, (United Kingdom),
Reg. S, 7.88%, 12/30/2030	GBP	2,475	3,394
7.88%, 12/30/2030 (e)	GBP	4,112	5,638
QVC, Inc.,
5.45%, 08/15/2034		40	21
5.95%, 03/15/2043		40	20
6.88%, 04/15/2029 (e)		50	27
QXO Building Products, Inc., 6.75%, 04/30/2032 (e)		9,076	9,383
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029 (e)		20	21
Saks Global Enterprises LLC,
11.00%, 12/15/2029 (e)		280	135
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032		2,344	2,437
Sonic Automotive, Inc., 4.88%, 11/15/2031 (e)		70	67
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029 (e)		40	41
Staples, Inc.,
10.75%, 09/01/2029 (e)		2,200	2,176
12.75%, 01/15/2030 (e)		150	120
Stonegate Pub Co. Financing 2019 plc, (United Kingdom),
Reg. S, (EURIBOR 3 Month + 6.63%), 8.66%, 07/31/2029 (aa)	EUR	1,160	1,342
Reg. S, 10.75%, 07/31/2029	GBP	219	295
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.00%, 06/01/2031 (e)		1,230	1,170
5.88%, 03/01/2027		2,875	2,869
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		2,101	2,027
Victoria’s Secret & Co., 4.63%, 07/15/2029 (e)		40	38
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (e)		110	115

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		20,784	20,711
Yum! Brands, Inc.,
3.63%, 03/15/2031		320	299
4.63%, 01/31/2032		330	321
4.75%, 01/15/2030 (e)		230	228
5.35%, 11/01/2043		50	48
5.38%, 04/01/2032		280	281
6.88%, 11/15/2037		10	11

			265,694

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc., 3.90%, 11/19/2029		857	835
Mattel, Inc.,
3.38%, 04/01/2026 (e)		110	109
5.88%, 12/15/2027 (e)		1,898	1,903

			2,847

Total Consumer Cyclical			1,211,537

Consumer Non-cyclical — 13.0%
Agriculture — 0.1%
Adecoagro SA, (Luxembourg), 7.50%, 07/29/2032 (e)		1,100	1,077
BAT Capital Corp., 3.56%, 08/15/2027		503	498
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		499	504
Imperial Brands Finance plc, (United Kingdom),
5.50%, 02/01/2030 (e)		1,271	1,319
6.13%, 07/27/2027 (e)		403	416
Japan Tobacco, Inc., (Japan), 5.25%, 06/15/2030 (e)		539	559
Kernel Holding SA, (Luxembourg), Reg. S, 6.75%, 10/27/2027		1,500	1,365
Roquette Freres SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.25%), 5.49%, 11/25/2029 (x) (aa)	EUR	3,500	4,200
Tereos Finance Groupe I SA, (France),
Reg. S, 5.88%, 04/30/2030	EUR	1,400	1,645
Reg. S, 7.25%, 04/15/2028	EUR	875	1,057
Turning Point Brands, Inc., 7.63%, 03/15/2032 (e)		180	190

			12,830

Beverages — 0.0% (g)
Bacardi-Martini BV, (Netherlands), 5.55%, 02/01/2030 (e)		482	498
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, (British Virgin Islands), 5.25%, 04/27/2029 (e)		550	544
Keurig Dr Pepper, Inc.,
4.35%, 05/15/2028		310	310
5.10%, 03/15/2027		203	205
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.,
4.38%, 04/30/2029 (e)		130	126
6.25%, 04/01/2029 (e)		90	90

			1,773

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Biotechnology — 0.3%
Cidron Aida Finco Sarl, (Luxembourg),
7.00%, 10/27/2031 (e)	EUR	11,483	13,694
9.13%, 10/27/2031 (e)	GBP	6,097	8,331
Emergent BioSolutions, Inc., 3.88%, 08/15/2028 (e)		70	58
Illumina, Inc., 5.75%, 12/13/2027		108	111
Royalty Pharma plc, (United Kingdom),
4.45%, 03/25/2031		328	325
5.15%, 09/02/2029		54	56

			22,575

Commercial Services — 5.3%
ADT Security Corp. (The), 4.13%, 08/01/2029 (e)		40	39
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		1,730	1,724
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg),
Reg. S, 5.38%, 05/21/2030	EUR	608	740
5.38%, 05/21/2030 (e)	EUR	14,145	17,228
7.00%, 05/21/2030 (e)		4,513	4,659
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)		23,898	25,061
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		13,359	13,134
6.88%, 06/15/2030 (e)		9,181	9,436
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
Reg. S, 3.63%, 06/01/2028	EUR	3,338	3,883
4.63%, 06/01/2028 (e)		19,008	18,634
Reg. S, 4.88%, 06/01/2028	GBP	2,045	2,689
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (e)		1,269	1,184
Amber Finco plc, (United Kingdom),
Reg. S, 6.63%, 07/15/2029	EUR	2,579	3,183
6.63%, 07/15/2029 (e)	EUR	7,565	9,335
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		3,105	2,928
4.63%, 10/01/2027 (e)		3,232	3,231
6.50%, 01/15/2031 (e) (w)		1,062	1,066
APCOA Group GmbH, (Germany), Reg. S, 6.00%, 04/15/2031	EUR	5,717	6,796
APi Group DE, Inc.,
4.13%, 07/15/2029 (e)		1,780	1,715
4.75%, 10/15/2029 (e)		40	39
Ashtead Capital, Inc., 4.38%, 08/15/2027 (e)		488	488
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
4.75%, 04/01/2028 (e)		4,775	4,628
5.38%, 03/01/2029 (e)		60	58
5.75%, 07/15/2027 (e)		60	60
8.00%, 02/15/2031 (e)		70	72
8.25%, 01/15/2030 (e)		70	73
8.38%, 06/15/2032 (e)		130	136
Avis Budget Finance Plc, (Jersey),
Reg. S, 7.00%, 02/28/2029	EUR	2,936	3,545
Reg. S, 7.25%, 07/31/2030	EUR	2,649	3,207

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	5,758	6,472
Reg. S, 6.13%, 11/30/2028	GBP	200	251
Reg. S, 6.50%, 07/10/2031	EUR	147	161
6.50%, 07/10/2031 (e)	EUR	4,901	5,380
BCP V Modular Services Finance plc, (United Kingdom), Reg. S, 6.75%, 11/30/2029	EUR	3,803	3,347
Belron UK Finance plc, (United Kingdom),
Reg. S, 4.63%, 10/15/2029	EUR	200	241
4.63%, 10/15/2029 (e)	EUR	11,525	13,887
5.75%, 10/15/2029 (e)		3,873	3,924
Block, Inc.,
2.75%, 06/01/2026		2,571	2,537
3.50%, 06/01/2031		10	9
5.63%, 08/15/2030 (e)		4,419	4,477
6.00%, 08/15/2033 (e)		5,674	5,811
6.50%, 05/15/2032		10,821	11,200
Boels Topholding BV, (Netherlands),
Reg. S, 5.75%, 05/15/2030	EUR	15,115	18,405
Reg. S, 6.25%, 02/15/2029	EUR	1,238	1,501
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (e)		9,991	10,599
Boost Newco Borrower LLC / GTCR W Dutch Finance Sub BV, (Multinational), Reg. S, 8.50%, 01/15/2031	GBP	2,950	4,268
Brink’s Co. (The),
4.63%, 10/15/2027 (e)		80	79
6.50%, 06/15/2029 (e)		60	62
6.75%, 06/15/2032 (e)		3,105	3,229
Carriage Services, Inc., 4.25%, 05/15/2029 (e)		100	95
Champions Financing, Inc., 8.75%, 02/15/2029 (e)		70	68
Cimpress plc, (Ireland), 7.38%, 09/15/2032 (e)		90	90
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		6,534	6,288
4.88%, 07/01/2029 (e)		10,845	10,249
CoreCivic, Inc.,
4.75%, 10/15/2027		150	148
8.25%, 04/15/2029		50	53
CPI CG, Inc., 10.00%, 07/15/2029 (e)		70	73
Currenta Group Holdings Sarl, (Luxembourg),
5.50%, 05/15/2030 (e)	EUR	2,100	2,527
Reg. S, 5.50%, 05/15/2030	EUR	700	842
Reg. S, (EURIBOR 3 Month + 4.00%), 6.04%, 05/15/2032 (aa)	EUR	800	947
Dcli Bidco LLC, 7.75%, 11/15/2029 (e)		2,110	2,194
Deluxe Corp.,
8.00%, 06/01/2029 (e)		100	100
8.13%, 09/15/2029 (e)		1,243	1,298
DP World Ltd., (United Arab Emirates), Reg. S, 4.70%, 09/30/2049		1,000	864
EquipmentShare.com, Inc.,
8.00%, 03/15/2033 (e)		1,428	1,525
8.63%, 05/15/2032 (e)		120	130
9.00%, 05/15/2028 (e)		210	222

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Garda World Security Corp., (Canada),
4.63%, 02/15/2027 (e)		1,295	1,285
6.00%, 06/01/2029 (e)		445	441
7.75%, 02/15/2028 (e)		2,567	2,631
8.25%, 08/01/2032 (e)		6,814	7,063
8.38%, 11/15/2032 (e)		12,585	13,064
GEO Group, Inc. (The),
8.63%, 04/15/2029		710	752
10.25%, 04/15/2031		240	264
Global Payments, Inc., 4.45%, 06/01/2028		110	110
Grand Canyon University,
4.38%, 10/01/2026		23	22
5.13%, 10/01/2028		80	79
GXO Logistics, Inc., 6.25%, 05/06/2029		1,177	1,236
Herc Holdings, Inc.,
5.50%, 07/15/2027 (e)		2,460	2,454
6.63%, 06/15/2029 (e)		2,000	2,055
7.00%, 06/15/2030 (e)		6,147	6,384
7.25%, 06/15/2033 (e)		3,045	3,179
Hertz Corp. (The),
4.63%, 12/01/2026 (e)		460	452
5.00%, 12/01/2029 (e)		110	88
12.63%, 07/15/2029 (e)		2,094	2,220
House of HR Group BV, (Netherlands), Reg. S, 9.00%, 11/03/2029	EUR	2,654	3,074
ION Platform Finance Sarl, (Luxembourg),
6.50%, 09/30/2030 (e) (w)	EUR	1,481	1,739
6.88%, 09/30/2032 (e) (w)	EUR	1,481	1,739
ION Platform Finance US, Inc., 7.88%, 09/30/2032 (e) (w)		8,177	8,187
Kapla Holding SAS, (France), Reg. S, 5.00%, 04/30/2031	EUR	208	247
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032 (e)		56	53
Korn Ferry, 4.63%, 12/15/2027 (e)		70	70
La Financiere Atalian SAS, (France), Reg. S, 8.50% (Blend (cash 3.50% + PIK 5.00%)), 06/30/2028 (v)	EUR	155	64
Loxam SAS, (France),
4.25%, 02/15/2030 (e)	EUR	2,280	2,690
4.25%, 02/15/2031 (e)	EUR	3,905	4,587
Reg. S, 6.38%, 05/15/2028	EUR	200	242
Matthews International Corp., 8.63%, 10/01/2027 (e)		130	134
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (e)		7,379	7,344
Mobius Merger Sub, Inc., 9.00%, 06/01/2030 (e)		60	50
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		2,585	2,532
OT Midco, Inc., 10.00%, 02/15/2030 (e)		70	47
Pachelbel Bidco SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 4.25%), 6.27%, 05/17/2031 (aa)	EUR	400	473
Reg. S, 7.13%, 05/17/2031	EUR	3,895	4,927
7.13%, 05/17/2031 (e)	EUR	5,016	6,345
Paysafe Finance PLC / Paysafe Holdings US Corp., (Multinational), 4.00%, 06/15/2029 (e)		50	46
Pelabuhan Indonesia Persero PT, (Indonesia), Reg. S, 5.38%, 05/05/2045		2,100	1,995
PeopleCert Wisdom Issuer plc, (United Kingdom), Reg. S, 5.75%, 09/15/2026	EUR	1,000	1,171

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Prime Security Services Borrower LLC / Prime Finance, Inc.,
3.38%, 08/31/2027 (e)		270	262
6.25%, 01/15/2028 (e)		1,208	1,207
PROG Holdings, Inc., 6.00%, 11/15/2029 (e)		120	118
Q-Park Holding I BV, (Netherlands),
Reg. S, 4.25%, 09/01/2030	EUR	1,650	1,967
Reg. S, 5.13%, 03/01/2029	EUR	1,986	2,405
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (e)		3,550	3,648
Rekeep SpA, (Italy),
Reg. S, 9.00%, 09/15/2029	EUR	750	865
9.00%, 09/15/2029 (e)	EUR	1,398	1,612
RR Donnelley & Sons Co.,
9.50%, 08/01/2029 (e)		3,133	3,211
10.88%, 08/01/2029 (e)		190	189
RRD Intermediate Holdings, Inc., 11.00% (cash), 12/01/2030 (e) (v)		70	68
RRD Parent, Inc., 10.00% (PIK), 10/15/2031 (e) (v)		130	230
Rutas 2 & 7 Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 09/30/2036		953	724
Service Corp. International,
3.38%, 08/15/2030		1,625	1,507
4.00%, 05/15/2031		3,641	3,433
4.63%, 12/15/2027		70	70
5.13%, 06/01/2029		60	60
5.75%, 10/15/2032		7,441	7,538
7.50%, 04/01/2027		1,510	1,564
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,
5.50%, 05/15/2033 (e)	EUR	6,467	7,906
Reg. S, 5.50%, 05/15/2033	EUR	2,776	3,393
6.75%, 08/15/2032 (e)		8,108	8,383
Signal Parent, Inc., 6.13%, 04/01/2029 (e)		50	17
Sotheby’s, 7.38%, 10/15/2027 (e)		8,432	8,413
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		1,534	1,398
StoneMor, Inc., 8.50%, 05/15/2029 (e)		160	156
Techem Verwaltungsgesellschaft 675 mbH, (Germany),
4.63%, 07/15/2032 (e)	EUR	1,250	1,471
Reg. S, (EURIBOR 3 Month + 3.00%), 4.96%, 07/15/2032 (aa)	EUR	100	118
Reg. S, 5.38%, 07/15/2029	EUR	5,861	7,115
TriNet Group, Inc.,
3.50%, 03/01/2029 (e)		80	75
7.13%, 08/15/2031 (e)		60	62
Triton Container International Ltd., (Bermuda), 2.05%, 04/15/2026 (e)		1,133	1,119
United Rentals North America, Inc.,
3.75%, 01/15/2032		3,487	3,230
3.88%, 11/15/2027		10	10
3.88%, 02/15/2031		1,869	1,768
4.00%, 07/15/2030		70	67
4.88%, 01/15/2028		2,305	2,298
5.25%, 01/15/2030		2,876	2,890
5.50%, 05/15/2027		80	80
6.13%, 03/15/2034 (e)		80	83

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Upbound Group, Inc., 6.38%, 02/15/2029 (e)		140	138
Valvoline, Inc., 3.63%, 06/15/2031 (e)		2,466	2,257
Verisure Holding AB, (Sweden),
Reg. S, 3.88%, 07/15/2026	EUR	14,999	17,599
Reg. S, 5.50%, 05/15/2030	EUR	7,274	8,864
Veritiv Operating Co., 10.50%, 11/30/2030 (e)		3,648	3,923
VM Consolidated, Inc., 5.50%, 04/15/2029 (e)		30	30
VT Topco, Inc., 8.50%, 08/15/2030 (e)		955	972
Wand NewCo. 3, Inc., 7.63%, 01/30/2032 (e)		3,757	3,959
WEX, Inc., 6.50%, 03/15/2033 (e)		4,302	4,392
Williams Scotsman, Inc.,
4.63%, 08/15/2028 (e)		20	19
6.63%, 06/15/2029 (e)		700	716
6.63%, 04/15/2030 (e)		3,263	3,358
7.38%, 10/01/2031 (e)		476	497
Worldline SA, (France),
Reg. S, 4.13%, 09/12/2028	EUR	2,100	2,009
Reg. S, 5.50%, 06/10/2030	EUR	1,100	1,001
ZipRecruiter, Inc., 5.00%, 01/15/2030 (e)		80	64

			484,587

Cosmetics/Personal Care — 0.2%
Coty, Inc., 5.00%, 04/15/2026 (e)		197	196
Edgewell Personal Care Co.,
4.13%, 04/01/2029 (e)		50	47
5.50%, 06/01/2028 (e)		170	170
Opal Bidco SAS, (France),
5.50%, 03/31/2032 (e)	EUR	4,739	5,758
Reg. S, 5.50%, 03/31/2032	EUR	202	245
6.50%, 03/31/2032 (e)		3,082	3,159
P&L Development LLC / PLD Finance Corp., 12.00% (cash), 05/15/2029 (e) (v)		717	742
Perrigo Finance Unlimited Co., (Ireland),
4.90%, 06/15/2030		70	69
4.90%, 12/15/2044		20	16
6.13%, 09/30/2032		2,947	2,964
Prestige Brands, Inc.,
3.75%, 04/01/2031 (e)		120	111
5.13%, 01/15/2028 (e)		130	129

			13,606

Food — 1.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.50%, 03/15/2029 (e)		190	180
4.63%, 01/15/2027 (e)		1,797	1,786
4.88%, 02/15/2030 (e)		160	157
5.88%, 02/15/2028 (e)		80	80
6.25%, 03/15/2033 (e)		1,124	1,149
6.50%, 02/15/2028 (e)		987	1,003

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
B&G Foods, Inc.,
5.25%, 09/15/2027		7,976	7,751
8.00%, 09/15/2028 (e)		3,221	3,121
Bellis Acquisition Co. plc , (United Kingdom),
Reg. S, 8.00%, 07/01/2031	EUR	2,232	2,659
8.00%, 07/01/2031 (e)	EUR	2,953	3,519
Reg. S, 8.13%, 05/14/2030	GBP	17,155	22,079
Boparan Finance plc, (United Kingdom), Reg. S, 9.38%, 11/07/2029	GBP	1,975	2,769
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (e)		90	81
Chobani Holdco II LLC, 8.75% (cash), 10/01/2029 (e) (v)		14,773	15,664
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		3,417	3,379
7.63%, 07/01/2029 (e)		6,046	6,304
Darling Global Finance BV, (Netherlands), 4.50%, 07/15/2032 (e)	EUR	1,731	2,052
ELO SACA, (France), Reg. S, 2.88%, 01/29/2026	EUR	700	818
Fiesta Purchaser, Inc.,
7.88%, 03/01/2031 (e)		143	151
9.63%, 09/15/2032 (e)		1,457	1,573
Flora Food Management BV, (Netherlands), Reg. S, 6.88%, 07/02/2029	EUR	4,825	5,663
Froneri Lux FinCo. SARL, (Luxembourg),
4.75%, 08/01/2032 (e)	EUR	14,077	16,673
Reg. S, 4.75%, 08/01/2032	EUR	169	200
6.00%, 08/01/2032 (e)		40	40
Iceland Bondco plc, (United Kingdom), Reg. S, 4.38%, 05/15/2028	GBP	6,949	9,105
Irca SpA, (Italy), Reg. S, (EURIBOR 3 Month + 3.75%), 5.76%, 12/15/2029 (aa)	EUR	283	335
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl, (Luxembourg), 3.00%, 02/02/2029		346	331
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (e)		1,827	1,922
Koninklijke FrieslandCampina NV, (Netherlands), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.85%), 4.85%, 10/23/2029 (x) (aa)	EUR	2,675	3,176
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		1,698	1,630
4.38%, 01/31/2032 (e)		2,057	1,944
4.88%, 05/15/2028 (e)		60	60
Land O’Lakes Capital Trust I, 7.45%, 03/15/2028 (e)		160	165
Lion / Polaris Lux 4 SA, (Luxembourg), Reg. S, (EURIBOR 3 Month + 3.63%), 5.64%, 07/01/2029 (aa)	EUR	349	414
Market Bidco Finco plc, (United Kingdom),
6.75%, 01/31/2031 (e)	EUR	2,844	3,297
Reg. S, 6.75%, 01/31/2031	EUR	3,775	4,377
Reg. S, 8.75%, 01/31/2031	GBP	1,925	2,545
Ocado Group plc, (United Kingdom),
Reg. S, 10.50%, 08/08/2029	GBP	3,338	4,480
Reg. S, 11.00%, 06/15/2030	GBP	272	368
Performance Food Group, Inc.,
4.25%, 08/01/2029 (e)		772	750
5.50%, 10/15/2027 (e)		300	299
6.13%, 09/15/2032 (e)		3,020	3,094
Picard Groupe SAS, (France), Reg. S, 6.38%, 07/01/2029	EUR	100	123

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		2,600	2,380
4.25%, 04/15/2031		3,440	3,326
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		1,870	1,747
4.63%, 04/15/2030 (e)		3,435	3,312
5.50%, 12/15/2029 (e)		1,780	1,772
6.25%, 02/15/2032 (e)		143	147
6.25%, 10/15/2034 (e)		5,435	5,479
6.38%, 03/01/2033 (e)		1,310	1,322
Premier Foods Finance plc, (United Kingdom), Reg. S, 3.50%, 10/15/2026	GBP	1,000	1,332
Safeway, Inc., 7.25%, 02/01/2031		50	54
Sammontana Italia SpA, (Italy), Reg. S, (EURIBOR 3 Month + 3.75%), 5.78%, 10/15/2031 (aa)	EUR	925	1,089
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		491	471
TreeHouse Foods, Inc., 4.00%, 09/01/2028		90	87
United Natural Foods, Inc., 6.75%, 10/15/2028 (e)		2,027	2,025
US Foods, Inc.,
4.63%, 06/01/2030 (e)		70	69
4.75%, 02/15/2029 (e)		150	148
5.75%, 04/15/2033 (e)		80	80
6.88%, 09/15/2028 (e)		70	72
7.25%, 01/15/2032 (e)		595	623
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (e)		160	160

			162,961

Healthcare - Products — 0.6%
180 Medical, Inc., 3.88%, 10/15/2029 (e)		200	191
Avantor Funding, Inc.,
Reg. S, 2.63%, 11/01/2025	EUR	416	488
Reg. S, 3.88%, 07/15/2028	EUR	100	117
3.88%, 11/01/2029 (e)		50	47
4.63%, 07/15/2028 (e)		2,769	2,724
Bausch + Lomb Corp., (Canada), 8.38%, 10/01/2028 (e)		11,163	11,634
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc., (Multinational),
Reg. S, (EURIBOR 3 Month + 3.88%), 5.87%, 01/15/2031 (aa)	EUR	1,000	1,190
(EURIBOR 3 Month + 3.88%), 5.87%, 01/15/2031 (e) (aa)	EUR	1,225	1,457
DENTSPLY SIRONA, Inc., (CMT Index 5 Year + 4.38%), 8.38%, 09/12/2055 (aa)		245	253
Embecta Corp.,
5.00%, 02/15/2030 (e)		50	47
6.75%, 02/15/2030 (e)		160	156
Hologic, Inc., 3.25%, 02/15/2029 (e)		110	106
Insulet Corp., 6.50%, 04/01/2033 (e)		1,868	1,942
Medline Borrower LP,
3.88%, 04/01/2029 (e)		16,234	15,646
5.25%, 10/01/2029 (e)		13,251	13,135
Medline Borrower LP / Medline Co-Issuer, Inc., 6.25%, 04/01/2029 (e)		4,255	4,368
Neogen Food Safety Corp., 8.63%, 07/20/2030 (e)		832	870

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Products — continued
Solventum Corp.,
5.40%, 03/01/2029		489	505
5.45%, 02/25/2027		92	93
Teleflex, Inc.,
4.25%, 06/01/2028 (e)		80	78
4.63%, 11/15/2027		80	79
Varex Imaging Corp., 7.88%, 10/15/2027 (e)		130	133

			55,259

Healthcare - Services — 2.4%
Acadia Healthcare Co., Inc.,
5.00%, 04/15/2029 (e)		50	49
5.50%, 07/01/2028 (e)		40	39
7.38%, 03/15/2033 (e)		1,945	2,019
Adventist Health System, Series 2025, 4.74%, 12/01/2030		1,105	1,106
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		2,996	2,948
CAB SELAS, (France), Reg. S, 3.38%, 02/01/2028	EUR	12,110	13,316
Centene Corp.,
2.45%, 07/15/2028		550	511
4.25%, 12/15/2027		2,302	2,261
Cerba Healthcare SACA, (France), Reg. S, 3.50%, 05/31/2028	EUR	15,273	12,491
Charles River Laboratories International, Inc.,
4.00%, 03/15/2031 (e)		15	14
4.25%, 05/01/2028 (e)		452	442
CHS / Community Health Systems, Inc.,
4.75%, 02/15/2031 (e)		5,778	4,993
5.25%, 05/15/2030 (e)		6,547	5,915
6.00%, 01/15/2029 (e)		5,519	5,357
6.13%, 04/01/2030 (e)		150	109
6.88%, 04/15/2029 (e)		150	119
9.75%, 01/15/2034 (e)		11,634	11,920
10.88%, 01/15/2032 (e)		5,159	5,460
Clariane SE, (France), Reg. S, 7.88%, 06/27/2030	EUR	200	241
Concentra Health Services, Inc., 6.88%, 07/15/2032 (e)		2,320	2,409
DaVita, Inc.,
3.75%, 02/15/2031 (e)		10,066	9,223
4.63%, 06/01/2030 (e)		10,861	10,403
6.75%, 07/15/2033 (e)		870	897
6.88%, 09/01/2032 (e)		1,601	1,654
Encompass Health Corp.,
4.50%, 02/01/2028		200	198
4.63%, 04/01/2031		120	117
4.75%, 02/01/2030		240	237
Ephios Subco 3 Sarl, (Luxembourg), Reg. S, 7.88%, 01/31/2031	EUR	4,482	5,602
Eurofins Scientific SE, (Luxembourg), Reg. S, (EURIBOR 3 Month + 4.24%), 6.75%, 04/24/2028 (x) (aa)	EUR	2,500	3,137
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (e)		289	274
Fresenius Medical Care US Finance III, Inc.,
1.88%, 12/01/2026 (e)		150	146
3.75%, 06/15/2029 (e)		530	516

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Global Medical Response, Inc., 7.38%, 10/01/2032 (e)		134	138
HAH Group Holding Co. LLC, 9.75%, 10/01/2031 (e)		2,250	2,138
HCA, Inc., 7.50%, 11/06/2033		1,100	1,258
Health Care Service Corp. A Mutual Legal Reserve Co, 5.20%, 06/15/2029 (e)		124	127
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		4,777	4,631
IQVIA, Inc.,
Reg. S, 1.75%, 03/15/2026	EUR	200	233
Reg. S, 2.25%, 03/15/2029	EUR	100	113
Reg. S, 2.88%, 06/15/2028	EUR	4,630	5,372
5.00%, 10/15/2026 (e)		240	240
5.00%, 05/15/2027 (e)		110	110
5.70%, 05/15/2028		200	206
6.25%, 02/01/2029		76	80
6.25%, 06/01/2032 (e)		6,817	7,012
Kedrion SpA, (Italy), 6.50%, 09/01/2029 (e)		110	109
Laboratoire Eimer Selas, (France), Reg. S, 5.00%, 02/01/2029	EUR	1,020	1,049
LifePoint Health, Inc.,
5.38%, 01/15/2029 (e)		5,690	5,420
8.38%, 02/15/2032 (e)		3,795	4,044
9.88%, 08/15/2030 (e)		374	405
10.00%, 06/01/2032 (e)		3,500	3,675
11.00%, 10/15/2030 (e)		8,322	9,172
Mehilainen Yhtiot Oy, (Finland),
Reg. S, 5.13%, 06/30/2032	EUR	167	200
5.13%, 06/30/2032 (e)	EUR	2,998	3,594
(EURIBOR 3 Month + 3.38%), 5.38%, 06/30/2032 (e) (aa)	EUR	4,775	5,644
Molina Healthcare, Inc.,
3.88%, 05/15/2032 (e)		20	18
4.38%, 06/15/2028 (e)		130	127
6.25%, 01/15/2033 (e)		1,724	1,738
MPH Acquisition Holdings LLC,
5.75%, 12/31/2030 (e)		3,939	3,440
11.50% (Blend (cash 6.50% + PIK 5.00%)), 12/31/2030 (e) (v)		2,446	2,559
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (e)		4,826	5,019
Radiology Partners, Inc.,
8.50%, 07/15/2032 (e)		190	197
9.78% (PIK), 02/15/2030 (e) (v)		120	117
Select Medical Corp., 6.25%, 12/01/2032 (e)		360	360
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (e)		2,380	2,499
Star Parent, Inc., 9.00%, 10/01/2030 (e)		8,738	9,237
Surgery Center Holdings, Inc., 7.25%, 04/15/2032 (e)		5,531	5,681
Team Health Holdings, Inc., 8.38%, 06/30/2028 (e)		80	82
Tenet Healthcare Corp.,
4.25%, 06/01/2029		8,047	7,857
4.38%, 01/15/2030		13,257	12,888
4.63%, 06/15/2028		80	79
5.13%, 11/01/2027		160	160
6.13%, 10/01/2028		350	350
6.13%, 06/15/2030		240	243
6.25%, 02/01/2027		220	220

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
6.75%, 05/15/2031		4,729	4,896
6.88%, 11/15/2031		40	43
Toledo Hospital (The), Series B, 5.33%, 11/15/2028		90	92
UnitedHealth Group, Inc., 4.65%, 01/15/2031		1,056	1,071
Universal Health Services, Inc., 4.63%, 10/15/2029		353	353
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (e)		3,112	3,183

			221,602

Household Products/Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		4,969	4,488
Central Garden & Pet Co., 4.13%, 10/15/2030		14	13
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/2031 (e)		2,400	1,860
10.75%, 06/30/2032 (e)		4,265	2,326

			8,687

Pharmaceuticals — 2.2%
1261229 BC Ltd., (Canada), 10.00%, 04/15/2032 (e)		37,080	38,009
AdaptHealth LLC,
4.63%, 08/01/2029 (e)		3,005	2,841
5.13%, 03/01/2030 (e)		3,745	3,571
6.13%, 08/01/2028 (e)		2,625	2,618
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (e)		1,670	1,728
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (e)		100	99
Bausch Health Cos., Inc., (Canada),
4.88%, 06/01/2028 (e)		3,644	3,261
5.00%, 01/30/2028 (e)		1,195	1,026
5.00%, 02/15/2029 (e)		205	155
5.25%, 01/30/2030 (e)		10,630	7,494
5.25%, 02/15/2031 (e)		2,550	1,670
6.25%, 02/15/2029 (e)		155	121
7.00%, 01/15/2028 (e)		480	427
7.25%, 05/30/2029 (e)		60	47
11.00%, 09/30/2028 (e)		11,355	11,810
14.00%, 10/15/2030 (e)		60	60
Bayer AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 3.11%), 3.13%, 11/12/2079 (aa)	EUR	4,100	4,738
Reg. S, (EUR Swap Rate 5 Year + 4.46%), 5.38%, 03/25/2082 (aa)	EUR	4,300	5,188
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.27%), 5.50%, 09/13/2054 (aa)	EUR	1,600	1,945
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 7.00%, 09/25/2083 (aa)	EUR	12,400	15,962
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 3.43%), 6.63%, 09/25/2083 (aa)	EUR	600	751
Bayer US Finance II LLC,
4.25%, 12/15/2025 (e)		1,610	1,609
4.38%, 12/15/2028 (e)		1,667	1,661
Bayer US Finance LLC, 6.38%, 11/21/2030 (e)		200	214
Cheplapharm Arzneimittel GmbH, (Germany),
5.50%, 01/15/2028 (e)		40	39
7.13%, 06/15/2031 (e)	EUR	5,612	6,743
CVS Health Corp.,
(CMT Index 5 Year + 2.52%), 6.75%, 12/10/2054 (aa)		180	186
(CMT Index 5 Year + 2.89%), 7.00%, 03/10/2055 (aa)		665	698

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Dolcetto Holdco SpA, (Italy), Reg. S, 5.63%, 07/14/2032	EUR	275	331
Elanco Animal Health, Inc., 6.65%, 08/28/2028		80	83
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (e)		170	182
Grifols SA, (Spain),
Reg. S, 2.25%, 11/15/2027	EUR	2,561	2,956
Reg. S, 3.88%, 10/15/2028	EUR	20,006	22,981
4.75%, 10/15/2028 (e)		280	272
Reg. S, 7.13%, 05/01/2030	EUR	1,245	1,540
7.13%, 05/01/2030 (e)	EUR	2,500	3,092
Reg. S, 7.50%, 05/01/2030	EUR	3,650	4,515
Gruenenthal GmbH, (Germany),
Reg. S, 4.13%, 05/15/2028	EUR	2,860	3,370
Reg. S, 4.63%, 11/15/2031	EUR	2,866	3,436
4.63%, 11/15/2031 (e)	EUR	3,389	4,062
HLF Financing Sarl LLC / Herbalife International, Inc.,
4.88%, 06/01/2029 (e)		50	44
12.25%, 04/15/2029 (e)		895	971
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		50	49
Nidda Healthcare Holding GmbH, (Germany),
(EURIBOR 3 Month + 3.75%), 5.79%, 10/23/2030 (e) (aa)	EUR	5,051	5,972
Reg. S, 7.00%, 02/21/2030	EUR	3,275	4,008
Option Care Health, Inc., 4.38%, 10/31/2029 (e)		779	751
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
4.13%, 04/30/2028 (e)		1,489	1,438
5.13%, 04/30/2031 (e)		3,508	3,071
7.88%, 05/15/2034 (e)		70	65
Owens & Minor, Inc.,
4.50%, 03/31/2029 (e)		20	16
6.63%, 04/01/2030 (e)		30	25
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032 (e)		80	78
Rossini Sarl, (Luxembourg),
Reg. S, 6.75%, 12/31/2029	EUR	815	1,009
6.75%, 12/31/2029 (e)	EUR	9,910	12,275
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands), 4.38%, 05/09/2030	EUR	1,083	1,302
Teva Pharmaceutical Finance Netherlands III BV, (Netherlands),
3.15%, 10/01/2026		974	958
6.00%, 12/01/2032		923	961
6.75%, 03/01/2028		500	519
7.88%, 09/15/2029		312	341

			195,344

Total Consumer Non-cyclical			1,179,224

Diversified — 0.2%
Holding Companies - Diversified — 0.2%
Benteler International AG, (Austria), 7.25%, 06/15/2031 (e)	EUR	5,457	6,852
Clue Opco LLC, 9.50%, 10/15/2031 (e)		5,642	6,033
ProGroup AG, (Germany),
Reg. S, 5.13%, 04/15/2029	EUR	100	120
Reg. S, 5.38%, 04/15/2031	EUR	1,829	2,168

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Holding Companies - Diversified — continued
Stena International SA, (Luxembourg),
7.25%, 01/15/2031 (e)		420	428
7.63%, 02/15/2031 (e)		120	124

Total Diversified			15,725

Energy — 8.1%
Coal — 0.0% (g)
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (e)		160	169
Conuma Resources Ltd., (Canada),
13.13%, 05/01/2028 (e)		70	69
Coronado Finance Pty Ltd., (Australia), 9.25%, 10/01/2029 (e)		1,920	1,690
SunCoke Energy, Inc., 4.88%, 06/30/2029 (e)		190	178
Warrior Met Coal, Inc., 7.88%, 12/01/2028 (e)		60	61

			2,167

Energy - Alternate Sources — 0.1%
Cullinan Holdco Scsp, (Luxembourg), 8.50%, 10/15/2029 (e)	EUR	9,426	8,688
Greenko Dutch BV, (Netherlands), 3.85%, 03/29/2026 (e)		695	688
TerraForm Power Operating LLC,
4.75%, 01/15/2030 (e)		230	222
5.00%, 01/31/2028 (e)		230	229

			9,827

Oil & Gas — 4.5%
Adnoc Murban Rsc Ltd., (United Arab Emirates), 5.13%, 09/11/2054 (e)		4,100	3,889
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (e)		5,825	6,074
Antero Resources Corp., 7.63%, 02/01/2029 (e)		964	982
APA Corp., 4.38%, 10/15/2028		1,670	1,627
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		1,921	1,917
6.63%, 10/15/2032 (e)		1,430	1,460
6.63%, 07/15/2033 (e)		2,846	2,886
9.00%, 11/01/2027 (e)		2,978	3,598
Baytex Energy Corp., (Canada),
7.38%, 03/15/2032 (e)		260	254
8.50%, 04/30/2030 (e)		670	689
BKV Upstream Midstream LLC, 7.50%, 10/15/2030 (e)		30	30
California Resources Corp.,
7.00%, 01/15/2034 (e) (w)		151	150
7.13%, 02/01/2026 (e)		451	450
8.25%, 06/15/2029 (e)		392	409
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
8.13%, 01/15/2027 (e)		30	30
9.25%, 07/15/2029 (e)		20	20
9.75%, 07/15/2028 (e)		30	30
Caturus Energy LLC, 8.50%, 02/15/2030 (e)		5,854	6,095
Chord Energy Corp.,
6.00%, 10/01/2030 (e)		320	318
6.75%, 03/15/2033 (e)		1,244	1,260

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
CITGO Petroleum Corp.,
6.38%, 06/15/2026 (e)		1,365	1,365
8.38%, 01/15/2029 (e)		7,660	7,958
Civitas Resources, Inc.,
5.00%, 10/15/2026 (e)		1,106	1,101
8.38%, 07/01/2028 (e)		4,310	4,467
8.63%, 11/01/2030 (e)		1,785	1,848
8.75%, 07/01/2031 (e)		5,001	5,107
9.63%, 06/15/2033 (e)		1,770	1,862
CNX Resources Corp.,
6.00%, 01/15/2029 (e)		150	150
7.25%, 03/01/2032 (e)		1,761	1,827
7.38%, 01/15/2031 (e)		150	155
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)		6,446	6,208
6.75%, 03/01/2029 (e)		7,589	7,572
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)		1,838	1,792
4.38%, 01/15/2028		545	541
5.75%, 01/15/2031 (e)		340	351
Coterra Energy, Inc.,
3.90%, 05/15/2027		1,129	1,122
4.38%, 03/15/2029		1,048	1,046
Crescent Energy Finance LLC,
7.38%, 01/15/2033 (e)		7,195	7,011
7.63%, 04/01/2032 (e)		7,823	7,769
8.38%, 01/15/2034 (e)		4,672	4,734
9.25%, 02/15/2028 (e)		2,440	2,534
CVR Energy, Inc.,
5.75%, 02/15/2028 (e)		40	39
8.50%, 01/15/2029 (e)		140	143
Devon Energy Corp., 5.25%, 10/15/2027		292	292
Diamond Foreign Asset Co. / Diamond Finance LLC, (Cayman Islands), 8.50%, 10/01/2030 (e)		1,340	1,420
Ecopetrol SA, (Colombia),
5.88%, 11/02/2051		1,900	1,408
7.38%, 09/18/2043		200	185
7.75%, 02/01/2032		2,100	2,174
8.38%, 01/19/2036		2,200	2,270
8.63%, 01/19/2029		1,228	1,334
Empresa Nacional del Petroleo, (Chile), Reg. S, 6.15%, 05/10/2033		3,500	3,710
Eni SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 2.08%), 4.50%, 01/21/2031 (x) (aa)	EUR	225	270
EnQuest plc, (United Kingdom), 11.63%, 11/01/2027 (e)		70	72
EQT Corp.,
3.13%, 05/15/2026 (e)		881	873
4.50%, 01/15/2029		186	186
6.38%, 04/01/2029		172	178
7.00%, 02/01/2030		314	342
7.50%, 06/01/2027		2,252	2,296
7.50%, 06/01/2030		186	205

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Expand Energy Corp.,
4.75%, 02/01/2032		1,031	1,013
5.38%, 02/01/2029		455	455
5.38%, 03/15/2030		1,444	1,469
5.88%, 02/01/2029 (e)		1,221	1,226
6.75%, 04/15/2029 (e)		1,431	1,446
FORESEA Holding SA, (Luxembourg), 7.50%, 06/15/2030 (e)		100	98
Global Marine, Inc., 7.00%, 06/01/2028		40	39
Greenfire Resources Ltd., (Canada), 12.00%, 10/01/2028 (e)		110	117
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (e)		2,413	2,478
Helmerich & Payne, Inc.,
4.65%, 12/01/2027		243	244
4.85%, 12/01/2029		312	311
Hess Corp., 7.88%, 10/01/2029		529	600
HF Sinclair Corp., 5.00%, 02/01/2028		660	661
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 02/01/2029 (e)		5,361	5,281
6.00%, 04/15/2030 (e)		900	886
6.00%, 02/01/2031 (e)		1,548	1,491
6.25%, 11/01/2028 (e)		2,893	2,904
6.25%, 04/15/2032 (e)		1,197	1,148
6.88%, 05/15/2034 (e)		4,670	4,491
7.25%, 02/15/2035 (e)		3,688	3,604
8.38%, 11/01/2033 (e)		5,301	5,567
Ithaca Energy North Sea plc, (United Kingdom),
5.50%, 10/01/2031 (e)	EUR	2,350	2,783
8.13%, 10/15/2029 (e)		170	178
KazMunayGas National Co. JSC, (Kazakhstan),
Reg. S, 5.75%, 04/19/2047		5,800	5,399
Reg. S, 6.38%, 10/24/2048		2,700	2,682
Kosmos Energy Ltd.,
Reg. S, 7.13%, 04/04/2026		831	826
8.75%, 10/01/2031 (e)		550	427
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029 (e)		160	159
Leviathan Bond Ltd., (Israel), Reg. S, 6.75%, 06/30/2030 (e)		1,000	1,002
Long Ridge Energy LLC, 8.75%, 02/15/2032 (e)		80	82
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032 (e)		1,577	1,618
Matador Resources Co.,
6.25%, 04/15/2033 (e)		230	231
6.50%, 04/15/2032 (e)		4,261	4,301
6.88%, 04/15/2028 (e)		1,841	1,879
MEG Energy Corp., (Canada), 5.88%, 02/01/2029 (e)		730	730
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (e)		250	245
Murphy Oil Corp., 6.00%, 10/01/2032		30	30
Nabors Industries Ltd., (Bermuda), 7.50%, 01/15/2028 (e)		2,195	2,193
Nabors Industries, Inc.,
7.38%, 05/15/2027 (e)		4,944	5,019
8.88%, 08/15/2031 (e)		1,585	1,473

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
9.13%, 01/31/2030 (e)	2,285	2,388
Noble Finance II LLC, 8.00%, 04/15/2030 (e)	3,578	3,703
Northern Oil & Gas, Inc.,
7.88%, 10/15/2033 (e) (w)	4,482	4,464
8.75%, 06/15/2031 (e)	190	196
Occidental Petroleum Corp.,
5.20%, 08/01/2029	187	190
6.38%, 09/01/2028	1,058	1,106
8.50%, 07/15/2027	1,005	1,054
8.88%, 07/15/2030	531	614
Ovintiv, Inc.,
5.38%, 01/01/2026	390	390
5.65%, 05/15/2028	276	284
Parkland Corp., (Canada),
4.50%, 10/01/2029 (e)	1,990	1,939
4.63%, 05/01/2030 (e)	2,422	2,355
5.88%, 07/15/2027 (e)	1,620	1,618
6.63%, 08/15/2032 (e)	2,347	2,410
PBF Holding Co. LLC / PBF Finance Corp.,
6.00%, 02/15/2028	120	119
7.88%, 09/15/2030 (e)	1,019	1,006
9.88%, 03/15/2030 (e)	160	168
Permian Resources Operating LLC,
5.88%, 07/01/2029 (e)	2,130	2,140
6.25%, 02/01/2033 (e)	4,946	5,038
7.00%, 01/15/2032 (e)	2,681	2,781
8.00%, 04/15/2027 (e)	1,465	1,490
Pertamina Persero PT, (Indonesia), Reg. S, 6.50%, 11/07/2048	1,000	1,071
Petrobras Global Finance BV, (Netherlands), 5.13%, 09/10/2030	629	622
Petrofac Ltd., (Jersey), 9.75%, 11/15/2026 (e)	80	7
Petroleos del Peru SA, (Peru),
Reg. S, 4.75%, 06/19/2032	5,600	4,855
Reg. S, 5.63%, 06/19/2047	4,700	3,460
Petroleos Mexicanos, (Mexico),
4.50%, 01/23/2026	681	677
6.35%, 02/12/2048	18,700	14,851
6.38%, 01/23/2045	3,250	2,641
6.49%, 01/23/2027	2,645	2,675
6.63%, 06/15/2035	4,400	4,195
6.70%, 02/16/2032	1,200	1,189
6.88%, 10/16/2025	1,053	1,052
6.88%, 08/04/2026	935	947
7.69%, 01/23/2050	1,600	1,455
Petronas Capital Ltd., (Malaysia),
4.55%, 04/21/2050 (e)	3,700	3,272
Reg. S, 4.55%, 04/21/2050	700	619
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)	3,810	3,831
PRIO Luxembourg Holding Sarl, (Luxembourg), Reg. S, 6.13%, 06/09/2026	4,600	4,592

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Puma International Financing SA, (Luxembourg), 7.75%, 04/25/2029 (e)		260	269
QatarEnergy, (Qatar),
Reg. S, 1.38%, 09/12/2026		1,200	1,168
Reg. S, 3.13%, 07/12/2041		12,800	9,854
Reg. S, 3.30%, 07/12/2051		10,000	7,039
Raizen Fuels Finance SA, (Luxembourg),
Reg. S, 5.70%, 01/17/2035		900	823
Reg. S, 6.25%, 07/08/2032		800	782
Reg. S, 6.45%, 03/05/2034		1,100	1,070
Range Resources Corp.,
4.75%, 02/15/2030 (e)		1,190	1,164
8.25%, 01/15/2029		460	471
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028 (e)		200	201
Rio Oil Finance Trust Series 2014-3, Reg. S, 9.75%, 01/06/2027		471	486
Rio Oil Finance Trust Series 2018-1, 8.20%, 04/06/2028 (e)		77	80
Saturn Oil & Gas, Inc., (Canada), 9.63%, 06/15/2029 (e)		50	52
Seadrill Finance Ltd., (Bermuda), 8.38%, 08/01/2030 (e)		130	135
Shelf Drilling Holdings Ltd., (Cayman Islands), 9.63%, 04/15/2029 (e)		702	736
SM Energy Co.,
6.50%, 07/15/2028		526	529
6.63%, 01/15/2027		80	80
6.75%, 09/15/2026		1,037	1,037
6.75%, 08/01/2029 (e)		1,120	1,125
7.00%, 08/01/2032 (e)		130	130
Societatea Nationala de Gaze Naturale ROMGAZ SA, (Romania), Reg. S, 4.75%, 10/07/2029	EUR	1,675	2,016
State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 6.95%, 03/18/2030		6,000	6,427
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026		103	106
Sunoco LP,
5.63%, 03/15/2031 (e)		1,863	1,850
5.88%, 03/15/2034 (e)		1,131	1,121
6.25%, 07/01/2033 (e)		3,059	3,114
7.00%, 05/01/2029 (e)		1,450	1,501
7.25%, 05/01/2032 (e)		90	95
(CMT Index 5 Year + 4.23%), 7.88%, 09/18/2030 (e) (x) (aa)		13,738	13,981
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029		3,265	3,187
4.50%, 04/30/2030		1,430	1,377
5.88%, 03/15/2028		515	515
6.00%, 04/15/2027		100	100
Talos Production, Inc.,
9.00%, 02/01/2029 (e)		200	207
9.38%, 02/01/2031 (e)		90	94
Tengizchevroil Finance Co. International Ltd., (Bermuda),
Reg. S, 3.25%, 08/15/2030		1,900	1,752
Reg. S, 4.00%, 08/15/2026		2,162	2,148
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029 (e)		3,390	3,317
Transocean Aquila Ltd., (Cayman Islands), 8.00%, 09/30/2028 (e)		36	37

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Transocean International Ltd., (Bermuda),
6.80%, 03/15/2038		90	76
7.50%, 04/15/2031		50	46
7.88%, 10/15/2032 (e) (w)		2,256	2,256
8.00%, 02/01/2027 (e)		3,636	3,637
8.25%, 05/15/2029 (e)		6,294	6,187
8.50%, 05/15/2031 (e)		3,412	3,345
8.75%, 02/15/2030 (e)		2,511	2,642
9.35%, 12/15/2041		20	19
Transocean Poseidon Ltd., (Cayman Islands), 6.88%, 02/01/2027 (e)		77	76
Transocean Titan Financing Ltd., (Cayman Islands), 8.38%, 02/01/2028 (e)		465	476
Uzbekneftegaz JSC, (Uzbekistan), Reg. S, 4.75%, 11/16/2028		3,200	3,049
Valaris Ltd., (Bermuda), 8.38%, 04/30/2030 (e)		4,912	5,089
Var Energi ASA, (Norway), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.77%), 7.86%, 11/15/2083 (aa)	EUR	12,159	15,829
Vermilion Energy, Inc., (Canada),
6.88%, 05/01/2030 (e)		100	98
7.25%, 02/15/2033 (e)		235	222
Viper Energy Partners LLC, 4.90%, 08/01/2030		313	315
Vital Energy, Inc.,
7.75%, 07/31/2029 (e)		1,007	997
7.88%, 04/15/2032 (e)		6,199	6,017
9.75%, 10/15/2030		2,561	2,674
Vnom Sub, Inc., 5.38%, 11/01/2027 (e)		575	575
W&T Offshore, Inc., 10.75%, 02/01/2029 (e)		20	19
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (e)		2,592	2,619
Wintershall Dea Finance 2 BV, (Netherlands), Series NC8, Reg. S, (EUR Swap Rate 5 Year + 3.32%), 3.00%, 07/20/2028 (x) (aa)	EUR	8,100	9,165

			405,939

Oil & Gas Services — 0.7%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)		1,428	1,430
6.63%, 09/01/2032 (e)		3,635	3,729
6.88%, 04/01/2027 (e)		40	40
Aris Water Holdings LLC, 7.25%, 04/01/2030 (e)		1,024	1,081
Bristow Group, Inc., 6.88%, 03/01/2028 (e)		180	181
CHC Group LLC, (Cayman Islands), 11.75%, 09/01/2030 (e)		90	89
Deepocean Ltd., (Jersey), 6.00%, 04/08/2031 (e) (w)	EUR	575	684
Enerflex Ltd., (Canada), 9.00%, 10/15/2027 (e)		386	393
Guara Norte Sarl, (Luxembourg), Reg. S, 5.20%, 06/15/2034		4,072	3,983
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (e)		200	211
Kodiak Gas Services LLC,
6.50%, 10/01/2033 (e)		3,449	3,511
6.75%, 10/01/2035 (e)		2,664	2,736
7.25%, 02/15/2029 (e)		4,812	4,991
Nine Energy Service, Inc., 13.00%, 02/01/2028		30	15

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas Services — continued
Oceaneering International, Inc.,
6.00%, 02/01/2028		515	521
OEG Finance plc, (United Kingdom), Reg. S, 7.25%, 09/27/2029	EUR	3,706	4,548
SESI LLC, 7.88%, 09/30/2030 (e) (w)		665	665
Star Holding LLC, 8.75%, 08/01/2031 (e)		2,964	2,941
TGS ASA, (Norway), 8.50%, 01/15/2030 (e)		130	133
Tidewater, Inc., 9.13%, 07/15/2030 (e)		3,018	3,240
USA Compression Partners LP / USA Compression Finance Corp.,
6.25%, 10/01/2033 (e)		5,168	5,192
6.88%, 09/01/2027		1,122	1,122
7.13%, 03/15/2029 (e)		2,698	2,783
Viridien, (France), 10.00%, 10/15/2030 (e)		140	143
Weatherford International Ltd., (Bermuda),
6.75%, 10/15/2033 (e) (w)		5,718	5,723
8.63%, 04/30/2030 (e)		4,347	4,444
Welltec International ApS, (Denmark), 8.25%, 10/15/2026 (e)		40	40
Yinson Boronia Production BV, (Netherlands),
8.95%, 07/31/2042 (e)		2,158	2,401
Reg. S, 8.95%, 07/31/2042		1,246	1,386
Yinson Production Financial Services Pte Ltd., (Singapore), Reg. S, 9.63%, 05/03/2029 (e)		3,600	3,804

			62,160

Pipelines — 2.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)		3,818	3,805
5.75%, 01/15/2028 (e)		4,752	4,743
5.75%, 10/15/2033 (e)		100	99
6.63%, 02/01/2032 (e)		1,606	1,654
Blue Racer Midstream LLC / Blue Racer Finance Corp.,
7.00%, 07/15/2029 (e)		3,483	3,609
7.25%, 07/15/2032 (e)		2,160	2,272
Buckeye Partners LP,
3.95%, 12/01/2026		188	186
4.13%, 12/01/2027		70	69
4.50%, 03/01/2028 (e)		60	59
5.60%, 10/15/2044		116	106
5.85%, 11/15/2043		1,850	1,725
6.75%, 02/01/2030 (e)		694	721
6.75%, 08/15/2033		60	61
6.88%, 07/01/2029 (e)		261	271
Cheniere Energy, Inc., 4.63%, 10/15/2028		214	213
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)		1,230	1,179
Columbia Pipelines Holding Co. LLC,
6.04%, 08/15/2028 (e)		675	704
6.06%, 08/15/2026 (e)		352	357
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)		6,027	5,971
Delek Logistics Partners LP / Delek Logistics Finance Corp.,
7.13%, 06/01/2028 (e)		170	171
7.38%, 06/30/2033 (e)		2,766	2,812
8.63%, 03/15/2029 (e)		280	292

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — continued
DT Midstream, Inc., 4.13%, 06/15/2029 (e)	1,024	999
Enbridge, Inc., (Canada),
(CMT Index 5 Year + 2.97%), 7.20%, 06/27/2054 (aa)	2,888	3,060
(CMT Index 5 Year + 3.12%), 7.38%, 03/15/2055 (aa)	1,688	1,786
Energy Transfer LP,
5.63%, 05/01/2027 (e)	794	794
6.00%, 02/01/2029 (e)	1,201	1,218
(CMT Index 5 Year + 2.68%), 6.50%, 02/15/2056 (aa)	350	348
(CMT Index 5 Year + 2.48%), 6.75%, 02/15/2056 (aa)	150	150
(CMT Index 5 Year + 2.83%), 7.13%, 10/01/2054 (aa)	4,648	4,811
7.38%, 02/01/2031 (e)	272	284
(CMT Index 5 Year + 4.02%), 8.00%, 05/15/2054 (aa)	3,868	4,134
Series G, (CMT Index 5 Year + 5.31%), 7.13%, 05/15/2030 (x) (aa)	1,877	1,940
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	4,655	4,672
Excelerate Energy LP, 8.00%, 05/15/2030 (e)	1,852	1,971
Genesis Energy LP / Genesis Energy Finance Corp.,
7.75%, 02/01/2028	100	101
7.88%, 05/15/2032	2,847	2,968
8.00%, 05/15/2033	2,415	2,529
8.25%, 01/15/2029	90	94
8.88%, 04/15/2030	80	84
Global Partners LP / GLP Finance Corp.,
6.88%, 01/15/2029	1,350	1,362
7.13%, 07/01/2033 (e)	1,998	2,048
8.25%, 01/15/2032 (e)	1,750	1,845
Harvest Midstream I LP,
7.50%, 09/01/2028 (e)	190	192
7.50%, 05/15/2032 (e)	1,152	1,177
Hess Midstream Operations LP,
4.25%, 02/15/2030 (e)	629	610
5.13%, 06/15/2028 (e)	942	941
5.88%, 03/01/2028 (e)	40	41
6.50%, 06/01/2029 (e)	1,090	1,124
Howard Midstream Energy Partners LLC,
6.63%, 01/15/2034 (e)	4,116	4,195
7.38%, 07/15/2032 (e)	858	890
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	6,071	5,969
Kinder Morgan, Inc., 5.00%, 02/01/2029	66	68
Kinetik Holdings LP,
5.88%, 06/15/2030 (e)	93	94
6.63%, 12/15/2028 (e)	758	778
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (e)	170	180
New Generation Gas, Reg. S, 0.00%, 09/30/2029 (e) (bb)	35	35
New Generation Gas Gathering LLC,
0.00%, 09/30/2029 (e) (bb)	264	260
Reg. S, 0.00%, 12/31/2049 (e) (bb)	176	173
Reg. S, 10.08%, 09/30/2029 (e) (bb)	176	173
NFE Financing LLC, 12.00%, 11/15/2029 (e)	2,980	861

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — continued
NGL Energy Operating LLC / NGL Energy Finance Corp.,
8.13%, 02/15/2029 (e)	2,419	2,481
8.38%, 02/15/2032 (e)	9,797	10,038
NGPL PipeCo. LLC, 4.88%, 08/15/2027 (e)	387	388
Northriver Midstream Finance LP, (Canada), 6.75%, 07/15/2032 (e)	1,209	1,241
NuStar Logistics LP,
5.63%, 04/28/2027	80	80
6.38%, 10/01/2030	80	83
ONEOK, Inc., 5.63%, 01/15/2028 (e)	87	89
Prairie Acquiror LP, 9.00%, 08/01/2029 (e)	1,257	1,305
Rockies Express Pipeline LLC,
4.80%, 05/15/2030 (e)	2,225	2,173
4.95%, 07/15/2029 (e)	213	211
6.75%, 03/15/2033 (e)	965	1,007
6.88%, 04/15/2040 (e)	2,630	2,706
7.50%, 07/15/2038 (e)	1,425	1,520
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (e)	787	782
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	59	59
South Bow Canadian Infrastructure Holdings Ltd., (Canada),
(CMT Index 5 Year + 3.67%), 7.50%, 03/01/2055 (aa)	90	96
(CMT Index 5 Year + 3.95%), 7.63%, 03/01/2055 (aa)	70	73
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	702	708
Southern Gas Corridor CJSC, (Azerbaijan), Reg. S, 6.88%, 03/24/2026	9,300	9,396
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (e)	160	161
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)	5,326	5,299
6.00%, 03/01/2027 (e)	1,063	1,063
6.00%, 12/31/2030 (e)	868	857
6.00%, 09/01/2031 (e)	1,999	1,955
6.75%, 03/15/2034 (e)	1,461	1,448
7.38%, 02/15/2029 (e)	4,609	4,746
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	758	759
6.88%, 01/15/2029	1,637	1,668
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (e)	624	650
Venture Global Calcasieu Pass LLC,
3.88%, 08/15/2029 (e)	2,155	2,066
3.88%, 11/01/2033 (e)	60	54
4.13%, 08/15/2031 (e)	1,400	1,322
6.25%, 01/15/2030 (e)	1,130	1,178
Venture Global LNG, Inc.,
7.00%, 01/15/2030 (e)	1,520	1,571
8.13%, 06/01/2028 (e)	590	611
8.38%, 06/01/2031 (e)	6,701	7,034
(CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029 (e) (x) (aa)	36,300	35,974
9.50%, 02/01/2029 (e)	20,928	23,056
9.88%, 02/01/2032 (e)	8,639	9,406
Venture Global Plaquemines LNG LLC,
6.50%, 01/15/2034 (e)	9,452	9,946
6.75%, 01/15/2036 (e)	9,776	10,384

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
7.50%, 05/01/2033 (e)		5,415	5,984
7.75%, 05/01/2035 (e)		4,679	5,281
Western Midstream Operating LP,
4.65%, 07/01/2026		785	785
4.75%, 08/15/2028		87	88
Whistler Pipeline LLC, 5.40%, 09/30/2029 (e)		353	363

			254,183

Total Energy			734,276

Financial — 14.0%
Banks — 3.1%
ABN AMRO Bank NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.24%), 6.88%, 09/22/2031 (x) (aa)	EUR	4,000	5,123
AIB Group plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.71%), 6.00%, 07/14/2031 (x) (aa)	EUR	1,675	2,008
(United States SOFR + 2.33%), 6.61%, 09/13/2029 (e) (aa)		416	442
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.39%), 7.13%, 10/30/2029 (x) (aa)	EUR	800	1,007
Armor Holdco, Inc., 8.50%, 11/15/2029 (e)		80	79
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 4.27%), 6.88%, 12/13/2030 (x) (aa)	EUR	200	254
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.54%), 8.38%, 06/21/2028 (x) (aa)	EUR	600	781
Banco Comercial Portugues SA, (Portugal), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.78%), 8.13%, 01/18/2029 (x) (aa)	EUR	2,800	3,612
Banco Davivienda SA, (Colombia), Reg. S, (CMT Index 1 Year + 5.10%), 6.65%, 04/22/2031 (x) (aa)		1,300	1,208
Banco de Sabadell SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 6.83%), 9.38%, 07/18/2028 (x) (aa)	EUR	7,800	10,382
Banco Mercantil del Norte SA, (Mexico), (CMT Index 5 Year + 4.07%), 8.38%, 05/20/2031 (e) (x) (aa)		2,800	2,948
Banco Nacional de Comercio Exterior SNC, (Mexico),
Reg. S, 4.38%, 10/14/2025		1,128	1,129
5.88%, 05/07/2030 (e)		1,727	1,789
Banco Santander SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.82%), 6.00%, 01/02/2031 (x) (aa)	EUR	1,400	1,687
Bank of America Corp.,
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		1,023	1,014
(CME Term SOFR 3 Month + 1.33%), 3.97%, 03/05/2029 (aa)		1,151	1,146
(CMT Index 5 Year + 2.35%), 6.25%, 07/26/2030 (x) (aa)		6,920	7,014
(CMT Index 5 Year + 2.68%), 6.63%, 05/01/2030 (x) (aa)		10,110	10,521
Bank of Ireland Group plc, (Ireland),
(CMT Index 1 Year + 1.10%), 2.03%, 09/30/2027 (e) (aa)		922	901
(United States SOFR + 1.62%), 5.60%, 03/20/2030 (e) (aa)		334	347
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.03%), 6.38%, 03/10/2030 (x) (aa)	EUR	1,300	1,591
Bankinter SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.71%), 7.38%, 08/15/2028 (x) (aa)	EUR	400	510
Barclays plc, (United Kingdom),
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		465	440
(United States SOFR + 1.23%), 5.37%, 02/25/2031 (aa)		283	292

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		462	471
(USD SOFR ICE Swap Rate 5 Year + 3.69%), 7.63%, 03/15/2035 (x) (aa)		2,000	2,119
(CMT Index 5 Year + 5.43%), 8.00%, 03/15/2029 (x) (aa)		600	635
(ICE Swap Rate GBP SONIA 5 Year + 5.64%), 9.25%, 09/15/2028 (x) (aa)	GBP	9,050	13,165
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (x) (aa)		10,305	11,699
BNP Paribas SA, (France),
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		400	381
(United States SOFR + 1.23%), 2.59%, 01/20/2028 (e) (aa)		1,086	1,063
(United States SOFR + 1.28%), 5.28%, 11/19/2030 (e) (aa)		200	206
BOI Finance BV, (Netherlands), Reg. S, 7.50%, 02/16/2027	EUR	1,400	1,687
BPCE SA, (France),
(United States SOFR + 1.09%), 2.05%, 10/19/2027 (e) (aa)		305	298
4.88%, 04/01/2026 (e)		200	200
BPER Banca SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.35%), 6.50%, 03/20/2030 (x) (aa)	EUR	200	246
CaixaBank SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 4.50%), 5.25%, 03/23/2026 (x) (aa)	EUR	400	474
Reg. S, (EUR Swap Rate 5 Year + 6.35%), 5.88%, 10/09/2027 (x) (aa)	EUR	400	487
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.94%), 6.25%, 07/24/2032 (x) (aa)	EUR	200	246
Capital One NA, (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 1.73%), 5.97%, 08/09/2028 (aa)		282	292
Citigroup, Inc.,
(CME Term SOFR 3 Month + 1.82%), 3.89%, 01/10/2028 (aa)		805	802
(United States SOFR + 1.17%), 4.50%, 09/11/2031 (aa)		369	369
(United States SOFR + 0.87%), 4.79%, 03/04/2029 (aa)		1,001	1,014
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,099	1,128
Series CC, (CMT Index 5 Year + 2.69%), 7.13%, 08/15/2029 (x) (aa)		8,870	9,163
Series DD, (CMT Index 1 Year + 2.76%), 7.00%, 08/15/2034 (x) (aa)		1,380	1,466
Series EE, (CMT Index 5 Year + 2.57%), 6.75%, 02/15/2030 (x) (aa)		3,611	3,670
Series FF, (CMT Index 5 Year + 2.73%), 6.95%, 02/15/2030 (x) (aa)		2,629	2,700
Series GG, (CMT Index 5 Year + 2.89%), 6.88%, 08/15/2030 (x) (aa)		2,450	2,525
Series X, (CMT Index 5 Year + 3.42%), 3.88%, 02/18/2026 (x) (aa)		4,871	4,826
Citizens Financial Group, Inc.,
(United States SOFR + 1.26%), 5.25%, 03/05/2031 (aa)		825	846
(United States SOFR + 2.01%), 5.84%, 01/23/2030 (aa)		388	404
Commerzbank AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 6.74%), 6.50%, 10/09/2029 (x) (aa)	EUR	200	251
Credit Agricole SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.64%), 5.88%, 03/23/2035 (x) (aa)	EUR	200	239
Danske Bank A/S, (Denmark), (CMT Index 1 Year + 1.75%), 4.30%, 04/01/2028 (e) (aa)		630	631
Deutsche Bank AG, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.55%), 4.50%, 11/30/2026 (x) (aa)	EUR	3,800	4,428
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.75%), 4.63%, 10/30/2027 (x) (aa)	EUR	200	231
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.69%), 6.75%, 10/30/2028 (x) (aa)	EUR	8,000	9,875
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.60%), 7.13%, 10/30/2030 (x) (aa)	EUR	200	248
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.11%), 7.38%, 10/30/2031 (x) (aa)	EUR	200	253
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.26%), 8.13%, 10/30/2029 (x) (aa)	EUR	8,600	11,027

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Deutsche Pfandbriefbank AG, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.86%), 7.13%, 10/04/2035 (aa)	EUR	1,200	1,495
Dresdner Funding Trust I, 8.15%, 06/30/2031 (e)		70	77
Eurobank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.70%), 4.00%, 02/07/2036 (aa)	EUR	383	452
Federation des Caisses Desjardins du Quebec, (Canada), 4.57%, 08/26/2030 (e)		200	201
First Citizens BancShares, Inc., (United States SOFR + 1.41%), 5.23%, 03/12/2031 (aa)		826	839
First Horizon Corp., (United States SOFR + 1.77%), 5.51%, 03/07/2031 (aa)		328	338
Freedom Mortgage Corp.,
6.63%, 01/15/2027 (e)		2,065	2,060
12.00%, 10/01/2028 (e)		2,234	2,368
12.25%, 10/01/2030 (e)		1,865	2,081
Goldman Sachs Group, Inc. (The),
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		1,481	1,450
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)		1,657	1,659
(United States SOFR + 1.32%), 4.94%, 04/23/2028 (aa)		334	338
(United States SOFR + 1.58%), 5.22%, 04/23/2031 (aa)		395	408
(CMT Index 5 Year + 2.46%), 6.85%, 02/10/2030 (x) (aa)		4,735	4,919
Series Y, (CMT Index 1 Year + 2.40%), 6.13%, 11/10/2034 (x) (aa)		8,008	8,128
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.03%), 4.90%, 03/03/2029 (aa)		434	440
(United States SOFR + 1.06%), 5.60%, 05/17/2028 (aa)		286	292
Huntington Bancshares, Inc., (United States SOFR + 1.97%), 4.44%, 08/04/2028 (aa)		36	36
ING Groep NV, (Netherlands), (United States SOFR + 1.56%), 6.08%, 09/11/2027 (aa)		332	338
Intesa Sanpaolo SpA, (Italy),
(CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		3,570	3,375
(CMT Index 1 Year + 2.75%), 4.95%, 06/01/2042 (e) (aa)		450	380
Reg. S, (EUR Swap Rate 5 Year + 5.85%), 5.50%, 03/01/2028 (x) (aa)	EUR	350	425
5.71%, 01/15/2026 (e)		410	411
Reg. S, (EUR Swap Rate 5 Year + 6.09%), 5.88%, 09/01/2031 (x) (aa)	EUR	5,610	6,973
KBC Group NV, (Belgium),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.81%), 6.00%, 11/27/2030 (x) (aa)	EUR	1,400	1,690
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.99%), 6.25%, 09/17/2031 (x) (aa)	EUR	800	981
KeyCorp., (SOFR Compounded Index + 1.23%), 5.12%, 04/04/2031 (aa)		80	82
Lloyds Banking Group plc, (United Kingdom),
4.58%, 12/10/2025		200	200
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		200	203
Macquarie Bank Ltd., (Australia), 3.62%, 06/03/2030 (e)		239	228
Macquarie Group Ltd., (Australia), (CME Term SOFR 3 Month + 1.63%), 3.76%, 11/28/2028 (e) (aa)		506	500
Morgan Stanley,
(United States SOFR + 1.38%), 4.99%, 04/12/2029 (aa)		394	402
(United States SOFR + 1.22%), 5.04%, 07/19/2030 (aa)		155	159
(United States SOFR + 1.73%), 5.12%, 02/01/2029 (aa)		476	486
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		98	101
Morgan Stanley Private Bank NA, (United States SOFR + 1.08%), 4.73%, 07/18/2031 (aa)		250	254

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
National Bank of Greece SA, (Greece),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.15%), 5.88%, 06/28/2035 (aa)	EUR	9,550	12,062
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.65%), 8.00%, 01/03/2034 (aa)	EUR	4,636	6,129
NatWest Group plc, (United Kingdom),
(CMT Index 1 Year + 1.22%), 4.96%, 08/15/2030 (aa)		296	301
(CMT Index 5 Year + 3.75%), 8.13%, 11/10/2033 (x) (aa)		2,382	2,682
Nova Ljubljanska Banka dd, (Slovenia), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.23%), 6.88%, 01/24/2034 (aa)	EUR	2,200	2,799
Piraeus Bank SA, (Greece), Reg. S, (EUR Swap Rate 1 Year + 3.84%), 6.75%, 12/05/2029 (aa)	EUR	6,052	7,892
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.33%), 4.90%, 05/13/2031 (aa)		1,028	1,050
Series W, (CMT Index 7 Year + 2.81%), 6.25%, 03/15/2030 (x) (aa)		954	979
Popular, Inc., (Puerto Rico), 7.25%, 03/13/2028		194	203
Santander UK Group Holdings plc, (United Kingdom),
(SOFR Compounded Index + 1.07%), 4.32%, 09/22/2029 (aa)		248	247
(United States SOFR + 2.60%), 6.53%, 01/10/2029 (aa)		990	1,036
(United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		617	619
Societe Generale SA, (France),
(CMT Index 5 Year + 3.79%), 8.13%, 11/21/2029 (e) (x) (aa)		1,123	1,176
Reg. S, (CMT Index 5 Year + 5.45%)10.00%, 11/14/2028 (x) (aa)		3,380	3,745
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.05%), 5.69%, 05/14/2028 (e) (aa)		256	262
(CMT Index 1 Year + 1.85%), 6.75%, 02/08/2028 (e) (aa)		400	412
Synchrony Bank, 5.63%, 08/23/2027		1,056	1,078
Toronto-Dominion Bank (The), (Canada), (CMT Index 5 Year + 2.98%), 7.25%, 07/31/2084 (aa)		2,441	2,569
Turkiye Vakiflar Bankasi TAO, (Turkey), 7.25%, 07/31/2030 (e)		1,600	1,635
UBS Group AG, (Switzerland),
(CMT Index 1 Year + 0.85%), 1.49%, 08/10/2027 (e) (aa)		1,067	1,042
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)		806	799
Reg. S, (CMT Index 5 Year + 3.31%), 4.38%, 02/10/2031 (x) (aa)		520	473
(CMT Index 1 Year + 2.05%), 4.70%, 08/05/2027 (e) (aa)		1,194	1,198
(CMT Index 1 Year + 1.52%), 5.43%, 02/08/2030 (e) (aa)		200	207
(USD SOFR ICE Swap Rate 5 Year + 3.12%), 6.60%, 08/05/2030 (e) (x) (aa)		2,200	2,212
(USD SOFR ICE Swap Rate 5 Year + 3.63%), 6.85%, 09/10/2029 (e) (x) (aa)		1,865	1,923
(USD SOFR ICE Swap Rate 5 Year + 3.08%), 7.00%, 02/10/2030 (e) (x) (aa)		2,427	2,487
(USD SOFR ICE Swap Rate 5 Year + 3.30%), 7.00%, 02/05/2035 (e) (x) (aa)		3,800	3,874
(USD SOFR ICE Swap Rate 5 Year + 3.18%), 7.13%, 08/10/2034 (e) (x) (aa)		2,746	2,826
(USD SOFR ICE Swap Rate 5 Year + 4.16%), 7.75%, 04/12/2031 (e) (x) (aa)		7,396	7,967
(CMT Index 5 Year + 4.75%), 9.25%, 11/13/2028 (e) (x) (aa)		4,217	4,645
(CMT Index 5 Year + 4.76%), 9.25%, 11/13/2033 (e) (x) (aa)		5,351	6,369
Unicaja Banco SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 2.80%), 5.50%, 06/22/2034 (aa)	EUR	1,400	1,741
US Bancorp,
(United States SOFR + 1.06%), 5.05%, 02/12/2031 (aa)		1,007	1,033
(United States SOFR + 2.02%), 5.78%, 06/12/2029 (aa)		219	228
(United States SOFR + 1.88%), 6.79%, 10/26/2027 (aa)		157	161
Uzbek Industrial and Construction Bank ATB, (Uzbekistan),

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
8.95%, 07/24/2029 (e)	1,000	1,083
Reg. S, 8.95%, 07/24/2029	200	217
Vakifbank DPR, 6.83%, 03/15/2035 (f) (bb)	2,200	2,200
Valley National Bancorp, (CME Term SOFR 3 Month + 2.78%), 6.25%, 09/30/2032 (aa)	110	105
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (e)	889	911
Wells Fargo & Co.,
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)	101	102
(United States SOFR + 1.37%), 4.97%, 04/23/2029 (aa)	319	325
(United States SOFR + 1.50%), 5.20%, 01/23/2030 (aa)	244	251
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)	178	185
(United States SOFR + 1.79%), 6.30%, 10/23/2029 (aa)	786	833
(CMT Index 5 Year + 2.77%), 6.85%, 09/15/2029 (x) (aa)	2,015	2,118

		285,150

Diversified Financial Services — 3.3%
AG Issuer LLC, 6.25%, 03/01/2028 (e) (w)	372	373
Aircastle Ltd. / Aircastle Ireland DAC, (Bermuda),
5.00%, 09/15/2030 (e)	188	190
5.25%, 03/15/2030 (e)	150	153
Aircastle Ltd., (Bermuda), 5.95%, 02/15/2029 (e)	187	195
Ally Financial, Inc.,
5.75%, 11/20/2025	329	329
(CMT Index 5 Year + 2.45%), 6.65%, 01/17/2040 (aa)	110	110
American Express Co., (United States SOFR + 1.33%), 6.34%, 10/30/2026 (aa)	294	295
Aretec Group, Inc.,
7.50%, 04/01/2029 (e)	70	70
10.00%, 08/15/2030 (e)	120	131
Atlanticus Holdings Corp., 9.75%, 09/01/2030 (e)	70	69
Atlas Warehouse Lending Co. LP,
6.05%, 01/15/2028 (e)	600	614
6.25%, 01/15/2030 (e)	250	257
Aviation Capital Group LLC,
1.95%, 09/20/2026 (e)	614	600
3.50%, 11/01/2027 (e)	337	331
4.88%, 10/01/2025 (e)	908	908
5.38%, 07/15/2029 (e)	630	645
Avolon Holdings Funding Ltd., (Cayman Islands),
2.13%, 02/21/2026 (e)	305	302
2.53%, 11/18/2027 (e)	397	382
2.75%, 02/21/2028 (e)	81	78
3.25%, 02/15/2027 (e)	251	247
4.95%, 01/15/2028 (e)	74	74
5.50%, 01/15/2026 (e)	352	352
5.75%, 03/01/2029 (e)	453	469
5.75%, 11/15/2029 (e)	585	608
Azorra Finance Ltd., (Cayman Islands),
7.25%, 01/15/2031 (e)	2,244	2,337
7.75%, 04/15/2030 (e)	3,390	3,564

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Bracken MidCo1 plc, (United Kingdom), Reg. S, 6.75% (cash), 11/01/2027 (v)	GBP	3,269	4,379
Bread Financial Holdings, Inc.,
(CMT Index 5 Year + 4.30%), 8.38%, 06/15/2035 (e) (aa)		1,270	1,303
9.75%, 03/15/2029 (e)		753	804
Burford Capital Global Finance LLC,
6.25%, 04/15/2028 (e)		230	231
6.88%, 04/15/2030 (e)		230	231
7.50%, 07/15/2033 (e)		100	102
9.25%, 07/01/2031 (e)		230	244
CIMA Finance DAC, (Ireland), Reg. S, 2.95%, 09/05/2029		3,609	3,361
Citadel Securities Global Holdings LLC, 5.50%, 06/18/2030 (e)		250	257
Cobra AcquisitionCo. LLC,
6.38%, 11/01/2029 (e)		70	61
12.25%, 11/01/2029 (e)		40	41
Coinbase Global, Inc.,
3.38%, 10/01/2028 (e)		240	228
3.63%, 10/01/2031 (e)		200	178
Credicorp Capital Sociedad Titulizadora SA, (Peru),
Reg. S, 9.70%, 03/05/2045 (e)	PEN	8,200	2,486
Reg. S, 10.10%, 12/15/2043 (e)	PEN	6,300	1,941
Credit Acceptance Corp.,
6.63%, 03/15/2030 (e)		90	90
9.25%, 12/15/2028 (e)		90	95
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030 (e)		2,373	2,381
Encore Capital Group, Inc.,
Reg. S, 4.25%, 06/01/2028	GBP	8,008	10,289
6.63%, 04/15/2031 (e) (w)		860	856
8.50%, 05/15/2030 (e)		985	1,046
9.25%, 04/01/2029 (e)		120	126
Enova International, Inc.,
9.13%, 08/01/2029 (e)		110	116
11.25%, 12/15/2028 (e)		150	159
EZCORP, Inc., 7.38%, 04/01/2032 (e)		50	53
Finance of America Funding LLC, 7.88%, 11/30/2026 (e)		30	28
Focus Financial Partners LLC, 6.75%, 09/15/2031 (e)		3,968	4,063
Freedom Funding Center LLC, 12.00% (cash), 10/01/2032 (e) (v)		1,947	1,947
Freedom Mortgage Holdings LLC,
7.88%, 04/01/2033 (e)		70	72
8.38%, 04/01/2032 (e)		1,949	2,043
9.13%, 05/15/2031 (e)		4,020	4,275
9.25%, 02/01/2029 (e)		5,851	6,175
Garfunkelux Holdco 3 SA, (Luxembourg), Reg. S, 9.00%, 09/01/2028	EUR	187	223
Garfunkelux Holdco 4 SA, (Luxembourg), Reg. S, 10.50% (Blend (cash 0.02% + PIK 10.48%)), 05/01/2030 (v)	EUR	25	3
GGAM Finance Ltd., (Cayman Islands),
5.88%, 03/15/2030 (e)		2,338	2,367
6.88%, 04/15/2029 (e)		2,343	2,430
7.75%, 05/15/2026 (e)		653	655

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
8.00%, 02/15/2027 (e)		2,035	2,083
8.00%, 06/15/2028 (e)		3,138	3,322
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 8.75%, 09/01/2027 (e)		3,154	3,259
goeasy Ltd., (Canada),
6.88%, 05/15/2030 (e)		110	109
6.88%, 02/15/2031 (e)		2,355	2,280
7.38%, 10/01/2030 (e)		3,395	3,412
7.63%, 07/01/2029 (e)		1,290	1,306
9.25%, 12/01/2028 (e)		1,070	1,117
Hightower Holding LLC,
6.75%, 04/15/2029 (e)		110	109
9.13%, 01/31/2030 (e)		70	74
Interoceanica IV Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 11/30/2025		590	584
Intrum Investments And Financing AB, (Sweden),
Reg. S, 7.75%, 09/11/2027	EUR	81	88
Reg. S, 8.00%, 09/11/2027	EUR	167	199
Reg. S, 8.50%, 09/11/2029	EUR	101	104
Series 1, Reg. S, 7.75%, 09/11/2028 (e)	EUR	223	231
Jane Street Group / JSG Finance, Inc.,
4.50%, 11/15/2029 (e)		734	716
6.13%, 11/01/2032 (e)		901	913
6.75%, 05/01/2033 (e)		1,384	1,435
7.13%, 04/30/2031 (e)		150	158
Jefferies Finance LLC / JFIN Co-Issuer Corp.,
5.00%, 08/15/2028 (e)		3,229	3,120
6.63%, 10/15/2031 (e)		1,971	1,983
Jefferson Capital Holdings LLC,
6.00%, 08/15/2026 (e)		635	635
8.25%, 05/15/2030 (e)		140	146
9.50%, 02/15/2029 (e)		170	179
Jerrold Finco plc, (United Kingdom),
7.50%, 06/15/2031 (e)	GBP	6,024	8,283
Reg. S, 7.50%, 06/15/2031	GBP	2,850	3,918
Reg. S, 7.88%, 04/15/2030	GBP	9,991	13,851
LD Holdings Group LLC,
6.13%, 04/01/2028 (e)		983	909
8.75%, 11/01/2027 (e)		50	50
LFS Topco LLC, 8.75%, 07/15/2030 (e)		100	100
LPL Holdings, Inc.,
4.00%, 03/15/2029 (e)		596	583
4.63%, 11/15/2027 (e)		1,147	1,145
4.90%, 04/03/2028		192	194
5.15%, 06/15/2030		287	293
Macquarie Airfinance Holdings Ltd., (United Kingdom),
5.15%, 03/17/2030 (e)		938	951
6.40%, 03/26/2029 (e)		392	412
6.50%, 03/26/2031 (e)		2,585	2,770
8.13%, 03/30/2029 (e)		1,018	1,060

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Midcap Financial Issuer Trust,
5.63%, 01/15/2030 (e)	975	921
6.50%, 05/01/2028 (e)	873	867
Nationstar Mortgage Holdings, Inc.,
5.00%, 02/01/2026 (e)	575	575
5.13%, 12/15/2030 (e)	2,935	2,961
5.50%, 08/15/2028 (e)	3,288	3,288
5.75%, 11/15/2031 (e)	4,172	4,216
6.00%, 01/15/2027 (e)	140	140
6.50%, 08/01/2029 (e)	1,200	1,231
Navient Corp.,
4.88%, 03/15/2028	1,710	1,678
5.00%, 03/15/2027	3,325	3,312
5.50%, 03/15/2029	110	108
5.63%, 08/01/2033	90	82
6.75%, 06/15/2026	2,978	3,012
7.88%, 06/15/2032	2,738	2,881
9.38%, 07/25/2030	2,955	3,266
11.50%, 03/15/2031	70	79
OneMain Finance Corp.,
3.50%, 01/15/2027	511	501
3.88%, 09/15/2028	2,700	2,595
4.00%, 09/15/2030	3,737	3,474
5.38%, 11/15/2029	2,167	2,144
6.13%, 05/15/2030	3,843	3,891
6.50%, 03/15/2033	3,987	3,997
6.63%, 01/15/2028	515	527
6.63%, 05/15/2029	2,462	2,531
6.75%, 03/15/2032	8,040	8,199
7.13%, 03/15/2026	1,316	1,328
7.13%, 11/15/2031	1,343	1,393
7.13%, 09/15/2032	2,167	2,239
7.50%, 05/15/2031	2,857	2,985
7.88%, 03/15/2030	1,951	2,065
Osaic Holdings, Inc.,
6.75%, 08/01/2032 (e)	1,200	1,239
8.00%, 08/01/2033 (e)	2,002	2,075
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.38%, 02/01/2027 (e)	140	140
Panama Infrastructure Receivable Purchaser plc, (United Kingdom), Zero Coupon, 04/05/2032 (e)	10,200	7,650
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)	3,730	3,610
5.75%, 09/15/2031 (e)	90	89
6.75%, 02/15/2034 (e)	2,532	2,583
6.88%, 05/15/2032 (e)	5,201	5,389
6.88%, 02/15/2033 (e)	1,340	1,385
7.13%, 11/15/2030 (e)	1,380	1,437
7.88%, 12/15/2029 (e)	1,838	1,951

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
PHH Escrow Issuer LLC / PHH Corp., 9.88%, 11/01/2029 (e)		1,840	1,865
Phoenix Aviation Capital Ltd., (Ireland), 9.25%, 07/15/2030 (e)		4,055	4,315
Planet Financial Group LLC, 10.50%, 12/15/2029 (e)		190	200
PRA Group, Inc.,
5.00%, 10/01/2029 (e)		500	464
8.38%, 02/01/2028 (e)		170	174
8.88%, 01/31/2030 (e)		3,475	3,586
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (e)		120	127
Rfna LP, 7.88%, 02/15/2030 (e)		70	71
Rocket Cos., Inc.,
6.13%, 08/01/2030 (e)		12,648	13,012
6.38%, 08/01/2033 (e)		11,490	11,869
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026 (e)		5,461	5,348
3.63%, 03/01/2029 (e)		2,425	2,313
3.88%, 03/01/2031 (e)		7,118	6,646
4.00%, 10/15/2033 (e)		2,721	2,486
SOCAR Turkey Enerji AS via Steas Funding 1 DAC, (Ireland), Reg. S, 7.23%, 03/17/2026		4,600	4,586
Stellantis Financial Services US Corp.,
4.95%, 09/15/2028 (e)		200	200
5.40%, 09/15/2030 (e)		200	200
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (e)		100	103
StoneX Group, Inc., 7.88%, 03/01/2031 (e)		200	210
Synchrony Financial,
3.70%, 08/04/2026		163	162
3.95%, 12/01/2027		141	140
(United States SOFR + 1.40%), 5.02%, 07/29/2029 (aa)		236	238
7.25%, 02/02/2033		20	21
TIB Diversified Payment Rights Finance Company, Series 2024-H, 7.96%, 11/15/2034 (f) (bb)		3,900	3,900
Titanium 2l Bondco Sarl, (Luxembourg), 6.25% (PIK), 01/14/2031 (v)	EUR	11,284	3,423
TrueNoord Capital DAC, (Ireland), 8.75%, 03/01/2030 (e)		70	74
United Wholesale Mortgage LLC,
5.50%, 11/15/2025 (e)		1,490	1,489
5.50%, 04/15/2029 (e)		455	449
5.75%, 06/15/2027 (e)		458	458
UWM Holdings LLC,
6.25%, 03/15/2031 (e)		2,737	2,724
6.63%, 02/01/2030 (e)		3,203	3,262
VFH Parent LLC / Valor Co-Issuer, Inc., 7.50%, 06/15/2031 (e)		150	155

			299,407

Insurance — 2.7%
Acrisure LLC / Acrisure Finance, Inc.,
4.25%, 02/15/2029 (e)		2,205	2,125
6.00%, 08/01/2029 (e)		90	89
6.75%, 07/01/2032 (e)		1,122	1,155
7.50%, 11/06/2030 (e)		130	135
8.25%, 02/01/2029 (e)		8,620	8,997
8.50%, 06/15/2029 (e)		2,955	3,102

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (e)		476	484
AIA Group Ltd., (Hong Kong),
Reg. S, 3.20%, 09/16/2040		1,650	1,297
5.40%, 09/30/2054 (e)		4,800	4,715
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		3,616	3,556
5.88%, 11/01/2029 (e)		9,257	9,210
6.50%, 10/01/2031 (e)		120	123
6.75%, 10/15/2027 (e)		6,333	6,346
6.75%, 04/15/2028 (e)		214	218
7.00%, 01/15/2031 (e)		13,215	13,653
7.38%, 10/01/2032 (e)		8,583	8,844
Allianz SE, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.58%), 2.60%, 10/30/2031 (x) (aa)	EUR	1,000	1,024
American National Group, Inc., (CMT Index 5 Year + 3.18%), 7.00%, 12/01/2055 (aa)		90	93
AmWINS Group, Inc.,
4.88%, 06/30/2029 (e)		3,133	3,045
6.38%, 02/15/2029 (e)		1,957	1,995
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/2033 (e)		3,126	3,200
Aon Corp., 8.21%, 01/01/2027		2,163	2,266
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor, 7.88%, 11/01/2029 (e)		2,867	2,992
Ardonagh Finco Ltd., (Jersey),
Reg. S, 6.88%, 02/15/2031	EUR	4,573	5,549
6.88%, 02/15/2031 (e)	EUR	2,419	2,936
7.75%, 02/15/2031 (e)		13,435	14,056
Ardonagh Group Finance Ltd., (Jersey), 8.88%, 02/15/2032 (e)		12,060	12,685
Assurant, Inc., 4.90%, 03/27/2028		202	204
Athene Global Funding,
1.99%, 08/19/2028 (e)		1,055	991
4.95%, 01/07/2027 (e)		283	285
5.38%, 01/07/2030 (e)		500	516
5.58%, 01/09/2029 (e)		145	150
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031 (e)		10	10
Brighthouse Financial Global Funding,
1.55%, 05/24/2026 (e)		231	226
2.00%, 06/28/2028 (e)		1,136	1,058
5.55%, 04/09/2027 (e)		354	360
5.65%, 06/10/2029 (e)		390	400
Broadstreet Partners Group LLC, 5.88%, 04/15/2029 (e)		1,688	1,684
Brown & Brown, Inc., 4.90%, 06/23/2030		844	856
CNO Global Funding,
1.75%, 10/07/2026 (e)		256	250
4.38%, 09/08/2028 (e)		244	244
4.88%, 12/10/2027 (e)		315	319
4.95%, 09/09/2029 (e)		117	119
5.88%, 06/04/2027 (e)		1,190	1,221

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Insurance — continued
Corebridge Financial, Inc., (CMT Index 5 Year + 2.65%), 6.38%, 09/15/2054 (aa)	1,584	1,626
Corebridge Global Funding, 5.20%, 01/12/2029 (e)	316	325
Equitable America Global Funding, 4.65%, 06/09/2028 (e)	234	237
Equitable Financial Life Global Funding, 5.45%, 03/03/2028 (e)	107	110
F&G Global Funding,
1.75%, 06/30/2026 (e)	178	174
2.00%, 09/20/2028 (e)	1,208	1,123
2.30%, 04/11/2027 (e)	632	613
4.65%, 09/08/2028 (e)	160	161
Fidelis Insurance Holdings Ltd., (Bermuda), (CMT Index 5 Year + 4.28%), 7.75%, 06/15/2055 (aa)	30	32
FWD Group Holdings Ltd., (Cayman Islands),
5.25%, 09/22/2030 (e)	1,900	1,904
5.84%, 09/22/2035 (e)	500	506
GA Global Funding Trust,
4.40%, 09/23/2027 (e)	467	468
4.50%, 09/18/2030 (e)	493	489
5.50%, 01/08/2029 (e)	275	285
Genworth Holdings, Inc., 6.50%, 06/15/2034	80	82
Global Atlantic Fin Co., (CMT Index 5 Year + 3.80%), 4.70%, 10/15/2051 (e) (aa)	140	138
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC, (United Kingdom),
7.25%, 02/15/2031 (e)	11,944	12,297
8.13%, 02/15/2032 (e)	6,326	6,563
HUB International Ltd.,
5.63%, 12/01/2029 (e)	90	90
7.25%, 06/15/2030 (e)	24,299	25,334
7.38%, 01/31/2032 (e)	32,049	33,375
Jackson National Life Global Funding, 3.05%, 04/29/2026 (e)	800	794
Jones Deslauriers Insurance Management, Inc., (Canada),
6.88%, 10/01/2033 (e)	3,350	3,332
8.50%, 03/15/2030 (e)	2,475	2,601
Liberty Mutual Group, Inc.,
(CMT Index 5 Year + 3.32%), 4.13%, 12/15/2051 (e) (aa)	30	29
4.30%, 02/01/2061 (e)	20	13
7.80%, 03/15/2037 (e)	20	23
Lincoln Financial Global Funding, 5.30%, 01/13/2030 (e)	331	343
MGIC Investment Corp., 5.25%, 08/15/2028	475	474
Mutual of Omaha Cos. Global Funding, 5.45%, 12/12/2028 (e)	551	570
Nassau Cos. of New York (The), 7.88%, 07/15/2030 (e)	112	114
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (e)	20,452	21,271
Ryan Specialty LLC,
4.38%, 02/01/2030 (e)	50	48
5.88%, 08/01/2032 (e)	2,321	2,348
Sammons Financial Group Global Funding,
5.05%, 01/10/2028 (e)	202	206
5.10%, 12/10/2029 (e)	215	221
USI, Inc., 7.50%, 01/15/2032 (e)	3,201	3,353
Wilton RE Ltd., (Canada), (CMT Index 5 Year + 5.27%), 6.00%, 10/22/2030 (e) (x) (aa)	130	129

		244,584

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Investment Companies — 0.8%
Abu Dhabi Developmental Holding Co. PJSC, (United Arab Emirates),
5.38%, 05/08/2029 (e)	1,000	1,041
5.50%, 05/08/2034 (e)	1,500	1,588
Reg. S, 5.50%, 05/08/2034	1,000	1,059
Apollo Debt Solutions BDC,
5.88%, 08/30/2030 (e)	1,478	1,505
6.55%, 03/15/2032 (e)	346	363
6.70%, 07/29/2031	649	688
Ares Strategic, Inc.ome Fund,
5.15%, 01/15/2031 (e)	1,600	1,581
5.60%, 02/15/2030	858	867
5.80%, 09/09/2030 (e)	1,670	1,697
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	528	531
BlackRock TCP Capital Corp., 6.95%, 05/30/2029	80	82
Blackstone Private Credit Fund,
2.63%, 12/15/2026	407	397
3.25%, 03/15/2027	42	41
4.95%, 09/26/2027	116	117
6.00%, 11/22/2034	4,893	5,013
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	230	223
3.63%, 01/15/2026	647	645
5.88%, 11/15/2027	163	167
Blue Owl Capital Corp., 6.20%, 07/15/2030	3,781	3,889
Blue Owl Credit Income Corp.,
3.13%, 09/23/2026	42	41
4.70%, 02/08/2027	159	159
Blue Owl Technology Finance Corp., 3.75%, 06/17/2026 (e)	108	107
Compass Group Diversified Holdings LLC,
5.00%, 01/15/2032 (e)	60	54
5.25%, 04/15/2029 (e)	1,675	1,548
Gaci First Investment Co., (Cayman Islands),
Reg. S, 4.75%, 02/14/2030	2,700	2,742
Reg. S, 4.88%, 02/14/2035	8,000	7,969
Reg. S, 5.25%, 10/13/2032	17,600	18,220
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034	1,823	1,855
HAT Holdings I LLC / HAT Holdings II LLC,
3.38%, 06/15/2026 (e)	127	126
8.00%, 06/15/2027 (e)	230	239
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029	2,150	1,856
5.25%, 05/15/2027	6,511	6,396
9.00%, 06/15/2030	110	106
9.75%, 01/15/2029	2,649	2,674
10.00%, 11/15/2029 (e)	3,152	3,174
Khazanah Capital Ltd., (Malaysia), Reg. S, 4.88%, 06/01/2033	4,700	4,806
Prospect Capital Corp.,
3.36%, 11/15/2026	60	58
3.44%, 10/15/2028	60	54

		73,678

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Private Equity — 0.1%
Brookfield Finance, Inc., (Canada), (CMT Index 5 Year + 2.08%), 6.30%, 01/15/2055 (aa)		5,935	5,886

Real Estate — 2.2%
Adler Financing Sarl, (Luxembourg), Series 1L, 8.25% (PIK), 12/31/2028 (v)	EUR	16,303	20,373
Alexandrite Lake Lux Holdings Sarl, (Luxembourg),
Reg. S, 6.75%, 07/30/2030	EUR	341	409
6.75%, 07/30/2030 (e)	EUR	4,444	5,338
Alstria Office AG, (Germany), Reg. S, 5.50%, 03/20/2031	EUR	100	122
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp.,
7.00%, 04/15/2030 (e)		2,418	2,447
Series AI, 7.00%, 04/15/2030		720	728
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp.,
5.25%, 04/15/2030 (e)		70	65
5.75%, 01/15/2029 (e)		90	87
9.75%, 04/15/2030 (e)		1,211	1,322
Aroundtown Finance Sarl, (Luxembourg),
(ICE EURIBOR Swap Rate 5 Year + 2.35%), 5.00%, 04/16/2029 (x) (aa)	EUR	4,054	4,544
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.51%), 7.13%, 01/16/2030 (x) (aa)	EUR	1,162	1,439
Reg. S, (UK Gilts 5 Year + 4.49%)8.63%, 05/07/2029 (x) (aa)	GBP	906	1,255
Aroundtown SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 2.42%), 1.63%, 04/15/2026 (x) (aa)	EUR	1,300	1,463
BRANICKS Group AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	6,800	6,306
Citycon Treasury BV, (Netherlands), Reg. S, 5.38%, 07/08/2031	EUR	100	118
CPI Property Group SA, (Luxembourg),
Reg. S, 4.75%, 07/22/2030	EUR	750	860
Reg. S, 6.00%, 01/27/2032	EUR	2,175	2,608
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.23%), 7.50%, 03/26/2031 (x) (aa)	EUR	1,533	1,742
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/2028 (e)		200	202
8.88%, 09/01/2031 (e)		2,307	2,465
DEMIRE Deutsche Mittelstand Real Estate AG, (Germany), Reg. S, SUB, 5.00%, 12/31/2027	EUR	176	195
DL Invest Group PM SA, (Poland), Reg. S, 6.63%, 07/15/2030	EUR	2,125	2,488
Emeria SASU, (France),
Reg. S, 3.38%, 03/31/2028	EUR	1,135	1,137
Reg. S, 7.75%, 03/31/2028	EUR	2,036	2,193
Fastighets AB Balder, (Sweden), Reg. S, 1.13%, 01/29/2027	EUR	150	172
Five Point Operating Co. LP, 8.00%, 10/01/2030 (e)		1,440	1,461
GLP China Holdings Ltd., (Hong Kong), Reg. S, 2.95%, 03/29/2026		2,600	2,559
Grand City Properties SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 2.18%), 1.50%, 03/09/2026 (x) (aa)	EUR	100	115
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (e)		230	243
Heimstaden Bostad AB, (Sweden),
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 2.63%, 02/01/2027 (x) (aa)	EUR	5,709	6,451
Reg. S, (EUR Swap Rate 5 Year + 3.27%), 3.00%, 10/29/2027 (x) (aa)	EUR	8,254	9,217
Reg. S, (EUR Swap Rate 5 Year + 3.91%), 3.38%, 01/15/2026 (x) (aa)	EUR	2,150	2,505
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 3.63%, 10/13/2026 (x) (aa)	EUR	2,000	2,309
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		5,351	5,132

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
4.38%, 02/01/2031 (e)		4,348	4,076
5.38%, 08/01/2028 (e)		2,755	2,744
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		4,700	4,585
IWG US Finance LLC, Reg. S, 6.50%, 06/28/2030	EUR	1,400	1,795
Kennedy-Wilson, Inc.,
4.75%, 03/01/2029		120	115
4.75%, 02/01/2030		160	149
5.00%, 03/01/2031		70	65
MLP Group SA, (Poland), Reg. S, 6.13%, 10/15/2029	EUR	1,800	2,201
New Immo Holding SA, (France),
Reg. S, 2.75%, 11/26/2026	EUR	800	928
Reg. S, 3.25%, 07/23/2027	EUR	6,800	7,867
Reg. S, 4.88%, 12/08/2028	EUR	4,800	5,703
Reg. S, 5.88%, 04/17/2028	EUR	5,900	7,152
Reg. S, 6.00%, 03/22/2029	EUR	5,600	6,853
Public Property Invest A/S, (Norway),
Reg. S, 4.38%, 10/01/2032	EUR	1,625	1,924
Reg. S, 4.63%, 03/12/2030	EUR	1,950	2,351
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, 2.63%, 12/14/2025 (x)	EUR	437	344
Reg. S, 2.88%, 10/30/2026 (x)	EUR	1,983	1,575
Samhallsbyggnadsbolaget I Norden Holding AB, (Sweden),
Reg. S, 0.75%, 11/14/2028	EUR	8,425	7,890
Reg. S, 1.13%, 09/26/2029	EUR	6,546	5,887
Reg. S, 2.25%, 07/12/2027	EUR	12,505	13,505
Reg. S, 2.38%, 08/04/2026	EUR	7,864	8,906
Reg. S, 5.00%, 10/20/2029	EUR	4,100	4,344
Unique Pub Finance Co. plc (The) , (United Kingdom), Series N, Reg. S, 6.46%, 03/30/2032	GBP	231	324
Via Celere Desarrollos Inmobiliarios SA, (Spain), 4.88%, 04/15/2031 (e) (w)	EUR	6,748	7,903
Vivion Investments Sarl, (Luxembourg),
Reg. S, 6.50% (cash), 08/31/2028 (v)	EUR	455	533
Reg. S, 6.50% (cash), 02/28/2029 (v)	EUR	4,656	5,420

			195,209

REITS — 1.8%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029 (e)		50	48
Arbor Realty SR, Inc.,
7.88%, 07/15/2030 (e)		2,503	2,632
Series QIB, 5.00%, 12/30/2028 (e)		30	27
Series QIB, 8.50%, 10/15/2027 (e)		20	20
Arbor Realty Trust, Inc., Series QIB, 4.50%, 03/15/2027 (e)		40	38
Blackstone Mortgage Trust, Inc.,
3.75%, 01/15/2027 (e)		1,375	1,342
7.75%, 12/01/2029 (e)		70	74
Brandywine Operating Partnership LP,
3.95%, 11/15/2027		100	98
4.55%, 10/01/2029		60	57
6.13%, 01/15/2031 (w)		820	819

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
8.30%, 03/15/2028		70	74
8.88%, 04/12/2029		405	440
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		2,155	2,117
Crown Castle, Inc.,
3.65%, 09/01/2027		213	211
4.80%, 09/01/2028		63	64
Diversified Healthcare Trust,
4.38%, 03/01/2031		1,255	1,109
4.75%, 02/15/2028		3,110	2,965
7.25%, 10/15/2030 (e)		1,894	1,926
EPR Properties, 4.75%, 12/15/2026		700	702
Global Net Lease, Inc., 4.50%, 09/30/2028 (e)		180	176
Globalworth Real Estate Investments Ltd., (Guernsey), Reg. S, 6.25%, 03/31/2030	EUR	1,786	2,138
GLP Capital LP / GLP Financing II, Inc.,
5.30%, 01/15/2029		194	197
5.75%, 06/01/2028		717	737
Hudson Pacific Properties LP,
3.25%, 01/15/2030		70	60
3.95%, 11/01/2027		180	173
4.65%, 04/01/2029		90	84
5.95%, 02/15/2028		80	79
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		3,027	2,917
Iron Mountain, Inc.,
4.50%, 02/15/2031 (e)		290	277
4.75%, 01/15/2034 (e)	EUR	11,777	13,857
4.88%, 09/15/2027 (e)		900	896
4.88%, 09/15/2029 (e)		170	167
5.00%, 07/15/2028 (e)		80	80
5.25%, 03/15/2028 (e)		140	140
5.25%, 07/15/2030 (e)		425	420
5.63%, 07/15/2032 (e)		160	159
6.25%, 01/15/2033 (e)		451	460
7.00%, 02/15/2029 (e)		170	175
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 06/15/2029 (e)		1,082	1,062
Millrose Properties, Inc.,
6.25%, 09/15/2032 (e)		3,589	3,597
6.38%, 08/01/2030 (e)		7,411	7,537
MPT Operating Partnership LP / MPT Finance Corp.,
0.99%, 10/15/2026	EUR	4,710	5,272
3.50%, 03/15/2031		6,318	4,645
4.63%, 08/01/2029		1,100	918
5.00%, 10/15/2027		210	203
Reg. S, 7.00%, 02/15/2032	EUR	600	736
7.00%, 02/15/2032 (e)	EUR	2,543	3,120
8.50%, 02/15/2032 (e)		7,610	8,087
Office Properties Income Trust,
3.25%, 03/15/2027 (e)		75	62

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
REITS — continued
9.00%, 03/31/2029 (e)	40	41
9.00%, 09/30/2029 (e)	70	45
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer,
4.88%, 05/15/2029 (e)	530	517
5.88%, 10/01/2028 (e)	1,085	1,083
7.00%, 02/01/2030 (e)	3,436	3,542
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029 (e)	816	828
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029 (e)	1,560	1,530
4.75%, 10/15/2027	485	483
6.50%, 04/01/2032 (e)	6,404	6,584
6.50%, 06/15/2033 (e)	2,578	2,655
7.25%, 07/15/2028 (e)	395	407
Rithm Capital Corp.,
8.00%, 04/01/2029 (e)	270	277
8.00%, 07/15/2030 (e)	1,555	1,591
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)	289	273
SBA Communications Corp.,
3.13%, 02/01/2029	3,301	3,099
3.88%, 02/15/2027	230	226
Service Properties Trust,
Zero Coupon, 09/30/2027 (e)	2,323	2,050
3.95%, 01/15/2028	46	43
4.38%, 02/15/2030	48	41
4.75%, 10/01/2026	605	606
4.95%, 02/15/2027	6	6
4.95%, 10/01/2029	50	44
5.50%, 12/15/2027	50	49
8.38%, 06/15/2029	100	102
8.63%, 11/15/2031 (e)	12,448	13,258
8.88%, 06/15/2032	5,495	5,524
Starwood Property Trust, Inc.,
4.38%, 01/15/2027 (e)	2,680	2,657
5.25%, 10/15/2028 (e) (w)	536	536
6.00%, 04/15/2030 (e)	1,269	1,288
6.50%, 07/01/2030 (e)	2,776	2,872
6.50%, 10/15/2030 (e)	2,170	2,240
7.25%, 04/01/2029 (e)	3,288	3,456
Tanger Properties LP, 3.88%, 07/15/2027	764	757
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 01/15/2030 (e)	150	136
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC,
4.75%, 04/15/2028 (e)	2,265	2,218
6.50%, 02/15/2029 (e)	2,860	2,686
8.63%, 06/15/2032 (e)	1,480	1,414
10.50%, 02/15/2028 (e)	18,946	19,954
VICI Properties LP / VICI Note Co., Inc.,
3.75%, 02/15/2027 (e)	500	494
3.88%, 02/15/2029 (e)	680	664

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
4.25%, 12/01/2026 (e)		621	619
4.50%, 09/01/2026 (e)		332	332
5.75%, 02/01/2027 (e)		2,082	2,108
Vornado Realty LP, 2.15%, 06/01/2026		793	779
XHR LP,
4.88%, 06/01/2029 (e)		50	49
6.63%, 05/15/2030 (e)		1,262	1,297

			164,654

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom), Reg. S, (UK Gilts 5 Year + 5.63%), 5.75%, 06/20/2027 (x) (aa)	GBP	295	395

Total Financial			1,268,963

Government — 0.0% (g)
Multi-National — 0.0% (g)
Africa Finance Corp., (Supranational), Reg. S, 2.87%, 08/13/2031		200	179

Total Government			179

Industrial — 8.1%
Aerospace/Defense — 1.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (e)		2,302	2,371
ATI, Inc.,
4.88%, 10/01/2029		866	851
5.13%, 10/01/2031		2,117	2,084
5.88%, 12/01/2027		60	60
7.25%, 08/15/2030		3,353	3,520
Boeing Co. (The),
2.20%, 02/04/2026		2,443	2,424
2.25%, 06/15/2026		133	131
2.70%, 02/01/2027		63	62
3.10%, 05/01/2026		350	348
3.20%, 03/01/2029		220	212
3.25%, 02/01/2028		263	257
5.04%, 05/01/2027		142	144
6.26%, 05/01/2027		598	615
6.30%, 05/01/2029		385	409
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)		4,163	4,173
6.75%, 06/15/2033 (e)		5,015	5,233
7.00%, 06/01/2032 (e)		3,329	3,483
7.13%, 06/15/2026 (e)		682	680
7.25%, 07/01/2031 (e)		5,240	5,545
7.45%, 05/01/2034 (e)		460	508
7.50%, 02/01/2029 (e)		755	787
7.88%, 04/15/2027 (e)		596	599
8.75%, 11/15/2030 (e)		4,890	5,273

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Aerospace/Defense — continued
Czechoslovak Group A/S, (Czech Republic),
Reg. S, 5.25%, 01/10/2031	EUR	3,700	4,513
5.25%, 01/10/2031 (e)	EUR	1,390	1,696
Efesto Bidco SpA Efesto US LLC, (Italy), Series XR, 7.50%, 02/15/2032 (e)		12,679	12,897
Goat Holdco LLC, 6.75%, 02/01/2032 (e)		2,144	2,197
Moog, Inc., 4.25%, 12/15/2027 (e)		100	98
Rolls-Royce plc, (United Kingdom), 3.63%, 10/14/2025 (e)		1,322	1,321
Spirit AeroSystems, Inc.,
3.85%, 06/15/2026		774	768
4.60%, 06/15/2028		100	100
9.38%, 11/30/2029 (e)		5,354	5,638
9.75%, 11/15/2030 (e)		5,449	5,993
TransDigm, Inc.,
4.63%, 01/15/2029		3,533	3,462
4.88%, 05/01/2029		170	167
6.00%, 01/15/2033 (e)		10,116	10,227
6.25%, 01/31/2034 (e)		1,828	1,878
6.38%, 03/01/2029 (e)		10,599	10,836
6.38%, 05/31/2033 (e)		21,158	21,374
6.63%, 03/01/2032 (e)		11,342	11,676
6.75%, 08/15/2028 (e)		2,909	2,965
6.75%, 01/31/2034 (e)		12,796	13,230
6.88%, 12/15/2030 (e)		360	373
7.13%, 12/01/2031 (e)		250	261

			151,439

Building Materials — 1.3%
ACProducts Holdings, Inc., 6.38%, 05/15/2029 (e)		90	50
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033 (e)		2,172	2,257
Boise Cascade Co., 4.88%, 07/01/2030 (e)		60	59
Builders FirstSource, Inc.,
4.25%, 02/01/2032 (e)		160	151
5.00%, 03/01/2030 (e)		490	485
6.38%, 06/15/2032 (e)		70	72
6.38%, 03/01/2034 (e)		569	586
6.75%, 05/15/2035 (e)		1,700	1,775
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (e)		2,125	2,053
Cornerstone Building Brands, Inc.,
6.13%, 01/15/2029 (e)		3,625	2,937
9.50%, 08/15/2029 (e)		70	68
CP Atlas Buyer, Inc., 9.75%, 07/15/2030 (e)		1,419	1,486
EMRLD Borrower LP / Emerald Co-Issuer, Inc.,
Reg. S, 6.38%, 12/15/2030	EUR	5,495	6,740
6.38%, 12/15/2030 (e)	EUR	731	896
6.63%, 12/15/2030 (e)		18,567	19,082
6.75%, 07/15/2031 (e)		3,427	3,559
Griffon Corp., 5.75%, 03/01/2028		1,680	1,680
HT Troplast GmbH, (Germany), Reg. S, 9.38%, 07/15/2028	EUR	1,550	1,900

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Building Materials — continued
JELD-WEN, Inc.,
4.88%, 12/15/2027 (e)		4,974	4,853
7.00%, 09/01/2032 (e)		2,390	2,020
JH North America Holdings, Inc.,
5.88%, 01/31/2031 (e)		2,167	2,198
6.13%, 07/31/2032 (e)		2,456	2,516
Knife River Corp., 7.75%, 05/01/2031 (e)		140	147
Masterbrand, Inc., 7.00%, 07/15/2032 (e)		110	114
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (e)		1,036	1,064
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		1,980	1,928
New Enterprise Stone & Lime Co., Inc.,
5.25%, 07/15/2028 (e)		1,903	1,885
9.75%, 07/15/2028 (e)		1,127	1,130
Oscar AcquisitionCo. LLC / Oscar Finance Inc, 9.50%, 04/15/2030 (e)		70	57
PCF GmbH, (Germany), Reg. S, 4.75%, 04/15/2029	EUR	1,874	1,699
Project Grand UK plc, (United Kingdom), Reg. S, 9.00%, 06/01/2029	EUR	1,825	2,248
Quikrete Holdings, Inc.,
6.38%, 03/01/2032 (e)		15,265	15,814
6.75%, 03/01/2033 (e)		4,567	4,746
Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/2028 (e)		3,071	3,072
8.88%, 11/15/2031 (e)		4,256	4,491
Standard Building Solutions, Inc.,
6.25%, 08/01/2033 (e)		7,529	7,626
6.50%, 08/15/2032 (e)		6,565	6,737
Standard Industries, Inc.,
Reg. S, 2.25%, 11/21/2026	EUR	342	399
3.38%, 01/15/2031 (e)		3,435	3,110
4.38%, 07/15/2030 (e)		4,392	4,211
4.75%, 01/15/2028 (e)		1,140	1,128
Wilsonart LLC, 11.00%, 08/15/2032 (e)		4,042	3,935

			122,964

Electrical Components & Equipment — 0.1%
Belden, Inc.,
Reg. S, 3.38%, 07/15/2027	EUR	3,100	3,635
Reg. S, 3.38%, 07/15/2031	EUR	404	462
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		330	316
4.75%, 06/15/2028 (e)		60	59
6.00%, 09/15/2033 (e)		1,528	1,492
EnerSys,
4.38%, 12/15/2027 (e)		50	49
6.63%, 01/15/2032 (e)		370	381
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (e)		393	397
WESCO Distribution, Inc.,
6.38%, 03/15/2029 (e)		955	983

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electrical Components & Equipment — continued
6.38%, 03/15/2033 (e)		1,292	1,339
6.63%, 03/15/2032 (e)		2,903	3,017
7.25%, 06/15/2028 (e)		1,505	1,525

			13,655

Electronics — 0.2%
Castello BC Bidco SpA, (Italy), Reg. S, (EURIBOR 3 Month + 4.50%), 6.50%, 11/14/2031 (aa)	EUR	700	830
Coherent Corp., 5.00%, 12/15/2029 (e)		2,019	1,990
Imola Merger Corp., 4.75%, 05/15/2029 (e)		1,805	1,756
Sensata Technologies BV, (Netherlands), 4.00%, 04/15/2029 (e)		184	177
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		1,275	1,177
4.38%, 02/15/2030 (e)		4,968	4,794
6.63%, 07/15/2032 (e)		4,185	4,330
TTM Technologies, Inc., 4.00%, 03/01/2029 (e)		50	48
Vontier Corp.,
1.80%, 04/01/2026		483	476
2.40%, 04/01/2028		1,875	1,784

			17,362

Engineering & Construction — 0.7%
Abertis Infraestructuras Finance BV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 3.27%), 2.63%, 01/26/2027 (x) (aa)	EUR	9,600	11,115
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (x) (aa)	EUR	3,400	4,113
AECOM, 6.00%, 08/01/2033 (e)		7,359	7,525
Arcosa, Inc.,
4.38%, 04/15/2029 (e)		782	761
6.88%, 08/15/2032 (e)		1,873	1,956
Artera Services LLC, 8.50%, 02/15/2031 (e)		70	62
ASG Finance DAC, (Ireland), 9.75%, 05/15/2029 (e)		90	87
Assemblin Caverion Group AB, (Sweden), Reg. S, 6.25%, 07/01/2030	EUR	850	1,043
Bioceanico Sovereign Certificate Ltd., (Cayman Islands), Reg. S, Zero Coupon, 06/05/2034		2,664	2,175
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (e)		10,325	10,284
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (e)		685	692
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		433	423
Global Infrastructure Solutions, Inc.,
5.63%, 06/01/2029 (e)		160	157
7.50%, 04/15/2032 (e)		160	169
GMR Hyderabad International Airport Ltd., (India), Reg. S, 4.25%, 10/27/2027		629	620
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (e)		130	126
Heathrow Finance plc, (United Kingdom),
Reg. S, SUB, 3.88%, 03/01/2027	GBP	2,000	2,630
Reg. S, 6.63%, 03/01/2031	GBP	9,977	13,482
INNOVATE Corp., 10.50% (PIK), 02/01/2027 (e) (v)		60	52
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		218	230
Kier Group plc, (United Kingdom), Reg. S, 9.00%, 02/15/2029	GBP	1,450	2,058
Kingston Airport Revenue Finance Ltd., (Cayman Islands), 6.75%, 12/15/2036 (e)		800	819

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — continued
MasTec, Inc., 4.50%, 08/15/2028 (e)		1,021	1,019
Montego Bay Airport Revenue Finance Ltd., (Cayman Islands), 6.60%, 06/15/2035 (e)		1,400	1,432
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (e)		40	40
TopBuild Corp.,
3.63%, 03/15/2029 (e)		760	728
4.13%, 02/15/2032 (e)		1,125	1,055
5.63%, 01/31/2034 (e)		1,085	1,082
Tutor Perini Corp., 11.88%, 04/30/2029 (e)		60	67
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028 (e)		70	69

			66,071

Environmental Control — 0.6%
Clean Harbors, Inc.,
4.88%, 07/15/2027 (e)		200	200
5.13%, 07/15/2029 (e)		131	130
5.75%, 10/15/2033 (e) (w)		945	953
6.38%, 02/01/2031 (e)		160	164
Enviri Corp., 5.75%, 07/31/2027 (e)		30	30
GFL Environmental, Inc., (Canada),
4.00%, 08/01/2028 (e)		1,667	1,628
4.38%, 08/15/2029 (e)		2,780	2,709
4.75%, 06/15/2029 (e)		2,839	2,805
6.75%, 01/15/2031 (e)		5,366	5,615
Luna 1.5 Sarl, (Luxembourg),
10.50% (PIK), 07/01/2032 (e) (v)	EUR	9,463	11,513
12.00% (PIK), 07/01/2032 (e) (v)		90	93
Luna 2 5 Sarl, (Luxembourg), Reg. S, 5.50%, 07/01/2032	EUR	100	119
Madison IAQ LLC,
4.13%, 06/30/2028 (e)		928	906
5.88%, 06/30/2029 (e)		6,354	6,275
Reworld Holding Corp., 4.88%, 12/01/2029 (e)		4,808	4,521
Seche Environnement SACA, (France), Reg. S, 4.50%, 03/25/2030	EUR	475	568
Waste Pro USA, Inc., 7.00%, 02/01/2033 (e)		8,632	8,940
Wrangler Holdco Corp., 6.63%, 04/01/2032 (e)		5,264	5,490

			52,659

Machinery - Construction & Mining — 0.1%
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		60	59
4.13%, 04/15/2029 (e)		80	77
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031 (e)		1,470	1,545
Terex Corp.,
5.00%, 05/15/2029 (e)		3,307	3,257
6.25%, 10/15/2032 (e)		3,520	3,586
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		2,647	2,584

			11,108

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery - Diversified — 0.4%
ATS Corp., (Canada), 4.13%, 12/15/2028 (e)		114	109
Chart Industries, Inc.,
7.50%, 01/01/2030 (e)		3,848	4,004
9.50%, 01/01/2031 (e)		1,748	1,873
Esab Corp., 6.25%, 04/15/2029 (e)		1,409	1,448
GrafTech Finance, Inc., 4.63%, 12/23/2029 (e)		3,700	2,591
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029 (e)		650	554
Husky Injection Molding Systems Ltd. / Titan Co-Borrower LLC, (Canada), 9.00%, 02/15/2029 (e)		9,583	10,011
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (e)		3,521	3,730
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		157	151
Regal Rexnord Corp.,
6.05%, 02/15/2026		82	82
6.05%, 04/15/2028		1,604	1,660
6.30%, 02/15/2030		691	733
SPX FLOW, Inc., 8.75%, 04/01/2030 (e)		80	82
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	1,053	1,238
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		10,230	10,194

			38,460

Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.,
5.00%, 09/30/2027 (e)		160	159
6.38%, 06/15/2030 (e)		90	92
Park-Ohio Industries, Inc., 8.50%, 08/01/2030 (e)		50	52
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		2,655	2,579
TMS International Corp., 6.25%, 04/15/2029 (e)		60	58
Vallourec SACA, (France), 7.50%, 04/15/2032 (e)		3,048	3,248

			6,188

Miscellaneous Manufacturers — 0.2%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		3,026	2,924
6.38%, 03/15/2033 (e)		3,049	3,130
Axon Enterprise, Inc.,
6.13%, 03/15/2030 (e)		1,265	1,300
6.25%, 03/15/2033 (e)		1,765	1,816
Calderys Financing LLC, 11.25%, 06/01/2028 (e)		80	85
Enpro, Inc., 6.13%, 06/01/2033 (e)		1,524	1,558
LSB Industries, Inc., 6.25%, 10/15/2028 (e)		70	69
Maxam Prill Sarl, (Luxembourg),
Reg. S, 6.00%, 07/15/2030	EUR	425	506
7.75%, 07/15/2030 (e)		170	172
Trinity Industries, Inc., 7.75%, 07/15/2028 (e)		3,160	3,270

			14,830

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — 1.9%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		2,388	60
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 3.00%, 09/01/2029	EUR	403	436
4.00%, 09/01/2029 (e)		15,531	14,370
6.00%, 06/15/2027 (e)		3,174	3,173
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational),
Reg. S, 2.13%, 08/15/2026	EUR	11,195	12,784
4.13%, 08/15/2026 (e)		10,207	9,799
Ball Corp.,
2.88%, 08/15/2030		40	36
4.25%, 07/01/2032	EUR	1,483	1,781
5.50%, 09/15/2033 (e)		2,458	2,485
6.00%, 06/15/2029		70	72
6.88%, 03/15/2028		50	51
Cascades, Inc./Cascades USA, Inc., (Multinational),
5.38%, 01/15/2028 (e)		140	139
6.75%, 07/15/2030 (e)		190	193
Clearwater Paper Corp., 4.75%, 08/15/2028 (e)		40	38
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e)		2,613	2,643
6.75%, 04/15/2032 (e)		9,918	10,174
6.88%, 01/15/2030 (e)		5,408	5,545
8.75%, 04/15/2030 (e)		6,025	6,189
Crown Americas LLC, 5.88%, 06/01/2033 (e)		4,060	4,101
Crown European Holdings SACA, (France),
3.75%, 09/30/2031 (e) (w)	EUR	3,855	4,519
Reg. S, 4.75%, 03/15/2029	EUR	2,570	3,150
Reg. S, 5.00%, 05/15/2028	EUR	2,389	2,938
Fiber Midco SpA, (Italy), Reg. S, 10.75% (PIK), 06/15/2029 (v)	EUR	100	109
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		1,570	1,573
Graphic Packaging International LLC,
Reg. S, 2.63%, 02/01/2029	EUR	400	455
3.50%, 03/15/2028 (e)		975	941
3.50%, 03/01/2029 (e)		425	403
6.38%, 07/15/2032 (e)		30	30
Iris Holding, Inc., 10.00%, 12/15/2028 (e)		1,654	1,494
Kleopatra Finco Sarl, (Luxembourg),
Reg. S, 4.25%, 03/01/2026	EUR	365	241
Reg. S, 9.00% (Blend (cash 6.50% + PIK 2.50%)), 09/01/2029 (v)	EUR	101	12
LABL, Inc.,
5.88%, 11/01/2028 (e)		1,890	1,464
8.25%, 11/01/2029 (e)		50	31
8.63%, 10/01/2031 (e)		5,732	4,211
9.50%, 11/01/2028 (e)		4,669	3,963
10.50%, 07/15/2027 (e)		3,150	2,595

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — continued
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/2027 (e)		32,818	33,141
9.25%, 04/15/2027 (e)		1,512	1,516
OI European Group BV, (Netherlands),
4.75%, 02/15/2030 (e)		310	296
6.25%, 05/15/2028 (e)	EUR	274	332
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/2027 (e)		424	423
7.25%, 05/15/2031 (e)		325	331
7.38%, 06/01/2032 (e)		20	20
Sealed Air Corp.,
4.00%, 12/01/2027 (e)		807	792
5.00%, 04/15/2029 (e)		40	40
6.50%, 07/15/2032 (e)		278	288
Sealed Air Corp. / Sealed Air Corp. US,
6.13%, 02/01/2028 (e)		455	461
7.25%, 02/15/2031 (e)		872	915
Silgan Holdings, Inc.,
4.13%, 02/01/2028		80	78
4.25%, 02/15/2031 (e)	EUR	8,520	10,043
Toucan FinCo. Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US LLC, (Multinational),
Reg. S, 8.25%, 05/15/2030	EUR	1,675	1,880
8.25%, 05/15/2030 (e)	EUR	5,214	5,829
9.50%, 05/15/2030 (e)		2,270	2,231
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (e)		6,735	7,181
TriMas Corp., 4.13%, 04/15/2029 (e)		1,135	1,098
Trivium Packaging Finance BV, (Netherlands),
Reg. S, 6.63%, 07/15/2030	EUR	750	926
8.25%, 07/15/2030 (e)		1,364	1,455
12.25%, 01/15/2031 (e)		1,110	1,201

			172,675

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028		540	507

Transportation — 0.4%
Beacon Mobility Corp., 7.25%, 08/01/2030 (e)		90	93
Brightline East LLC, 11.00%, 01/31/2030 (e)		120	50
Carriage Purchaser, Inc., 7.88%, 10/15/2029 (e)		50	47
CMA CGM SA, (France),
4.88%, 01/15/2032 (e)	EUR	5,343	6,245
Reg. S, 5.00%, 01/15/2031	EUR	1,350	1,612
5.00%, 01/15/2031 (e)	EUR	2,853	3,406
Danaos Corp., (Marshall Island), 8.50%, 03/01/2028 (e)		80	82
Edge Finco plc, (United Kingdom), Reg. S, 8.13%, 08/15/2031	GBP	5,431	7,788
Empresa de los Ferrocarriles del Estado, (Chile), Reg. S, 3.83%, 09/14/2061		1,700	1,153
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (e)		90	86
gategroup Finance Luxembourg SA, (Luxembourg), Reg. S, 3.00%, 02/28/2027	CHF	450	559
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (e)		2,440	2,479

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
Mobico Group plc, (United Kingdom),
Reg. S, 3.63%, 11/20/2028	GBP	175	199
Reg. S, 4.88%, 09/26/2031	EUR	100	92
Rand Parent LLC, 8.50%, 02/15/2030 (e)		1,911	1,986
RXO, Inc., 7.50%, 11/15/2027 (e)		1,674	1,702
Seaspan Corp., (Marshall Island), 5.50%, 08/01/2029 (e)		170	164
SGL Group ApS, (Denmark), (EURIBOR 3 Month + 4.75%), 6.75%, 04/22/2030 (aa)	EUR	416	484
Star Leasing Co. LLC, 7.63%, 02/15/2030 (e)		2,750	2,672
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (e)		678	714
Watco Cos. LLC / Watco Finance Corp, 7.13%, 08/01/2032 (e)		1,728	1,788
XPO, Inc.,
6.25%, 06/01/2028 (e)		1,700	1,732
7.13%, 06/01/2031 (e)		150	157
7.13%, 02/01/2032 (e)		575	604

			35,894

Trucking & Leasing — 0.4%
FTAI Aviation Investors LLC,
5.50%, 05/01/2028 (e)		3,982	3,984
5.88%, 04/15/2033 (e)		4,388	4,415
7.00%, 05/01/2031 (e)		10,015	10,482
7.00%, 06/15/2032 (e)		6,441	6,740
7.88%, 12/01/2030 (e)		5,959	6,332
GATX Corp., 5.40%, 03/15/2027		100	101
Penske Truck Leasing Co. LP / PTL Finance Corp.,
3.40%, 11/15/2026 (e)		81	80
4.20%, 04/01/2027 (e)		489	489

			32,623

Total Industrial			736,435

Technology — 3.3%
Computers — 0.9%
Ahead DB Holdings LLC, 6.63%, 05/01/2028 (e)		80	80
Almaviva-The Italian Innovation Co. SpA, (Italy),
5.00%, 10/30/2030 (e)	EUR	1,500	1,789
Reg. S, 5.00%, 10/30/2030	EUR	3,595	4,288
Amentum Holdings, Inc., 7.25%, 08/01/2032 (e)		3,375	3,504
ASGN, Inc., 4.63%, 05/15/2028 (e)		200	196
Atos SE, (France),
Reg. S, SUB, 1.00%, 12/18/2032	EUR	340	206
Reg. S, SUB, 5.00%, 12/18/2030	EUR	6,875	7,612
Reg. S, SUB, 9.00%, 12/18/2029	EUR	10,550	14,249
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (e)		123	121
CA Magnum Holdings, (Mauritius), 5.38%, 10/31/2026 (e)		4,637	4,617
CACI International, Inc., 6.38%, 06/15/2033 (e)		3,379	3,487

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Computers — continued
Cedacri SpA, (Italy), Reg. S, (EURIBOR 3 Month + 4.63%), 6.66%, 05/15/2028 (aa)	EUR	500	590
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (e)		110	106
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		550	524
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (e)		100	106
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (e)		5,304	5,554
Gartner, Inc., 4.50%, 07/01/2028 (e)		623	618
Insight Enterprises, Inc., 6.63%, 05/15/2032 (e)		1,786	1,831
KBR, Inc., 4.75%, 09/30/2028 (e)		628	621
McAfee Corp., 7.38%, 02/15/2030 (e)		10,360	9,610
NCR Atleos Corp., 9.50%, 04/01/2029 (e)		2,645	2,864
NCR Voyix Corp.,
5.00%, 10/01/2028 (e)		3,195	3,155
5.13%, 04/15/2029 (e)		964	948
OVH Groupe SA, (France), Reg. S, 4.75%, 02/05/2031	EUR	2,450	2,929
Science Applications International Corp.,
4.88%, 04/01/2028 (e)		70	70
5.88%, 11/01/2033 (e)		2,086	2,088
Seagate Data Storage Technology Pte Ltd., (Singapore),
4.09%, 06/01/2029 (e)		70	68
4.13%, 01/15/2031 (e)		60	55
5.75%, 12/01/2034 (e)		50	50
5.88%, 07/15/2030 (e)		2,375	2,416
8.25%, 12/15/2029 (e)		1,600	1,694
8.50%, 07/15/2031 (e)		1,280	1,355
9.63%, 12/01/2032 (e)		220	249
Unisys Corp., 10.63%, 01/15/2031 (e)		120	128
Virtusa Corp., 7.13%, 12/15/2028 (e)		70	68

			77,846

Office/Business & Equipment — 0.0% (g)
Pitney Bowes, Inc.,
6.88%, 03/15/2027 (e)		40	40
7.25%, 03/15/2029 (e)		50	50
Xerox Corp.,
4.80%, 03/01/2035		30	14
6.75%, 12/15/2039		46	21
10.25%, 10/15/2030 (e)		50	51
13.50%, 04/15/2031 (e)		20	19
Xerox Holdings Corp.,
5.50%, 08/15/2028 (e)		20	12
8.88%, 11/30/2029 (e)		30	16
Zebra Technologies Corp., 6.50%, 06/01/2032 (e)		1,677	1,723

			1,946

Semiconductors — 0.2%
Amkor Technology, Inc.,
5.88%, 10/01/2033 (e)		786	794
6.63%, 09/15/2027 (e)		60	60

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — continued
ams-OSRAM AG, (Austria),
Reg. S, 10.50%, 03/30/2029	EUR	1,900	2,377
12.25%, 03/30/2029 (e)		80	86
Entegris, Inc.,
3.63%, 05/01/2029 (e)		60	57
4.38%, 04/15/2028 (e)		1,170	1,145
4.75%, 04/15/2029 (e)		1,625	1,611
5.95%, 06/15/2030 (e)		90	91
Foundry JV Holdco LLC,
5.50%, 01/25/2031 (e)		200	208
5.90%, 01/25/2030 (e)		1,646	1,736
Intel Corp.,
2.45%, 11/15/2029		156	145
3.75%, 08/05/2027		563	559
Kioxia Holdings Corp., (Japan),
6.25%, 07/24/2030 (e)		190	194
6.63%, 07/24/2033 (e)		1,590	1,634
Microchip Technology, Inc., 5.05%, 03/15/2029		326	333
ON Semiconductor Corp., 3.88%, 09/01/2028 (e)		10	10
SK Hynix, Inc., (South Korea),
6.50%, 01/17/2033 (e)		2,500	2,757
Reg. S, 6.50%, 01/17/2033		400	441
Synaptics, Inc., 4.00%, 06/15/2029 (e)		30	29

			14,267

Software — 2.2%
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (e)		33,381	33,081
Atlassian Corp., 5.25%, 05/15/2029		710	730
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		319	318
Capstone Borrower, Inc., 8.00%, 06/15/2030 (e)		8,496	8,886
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (e)		1,101	970
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (e)		4,824	4,150
Cloud Software Group, Inc.,
6.50%, 03/31/2029 (e)		12,598	12,708
6.63%, 08/15/2033 (e)		180	183
8.25%, 06/30/2032 (e)		15,678	16,637
9.00%, 09/30/2029 (e)		27,509	28,449
Consensus Cloud Solutions, Inc.,
6.00%, 10/15/2026 (e)		30	30
6.50%, 10/15/2028 (e)		70	71
Constellation Software, Inc., (Canada), 5.16%, 02/16/2029 (e)		443	452
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		11,636	11,258
CoreWeave, Inc.,
9.00%, 02/01/2031 (e)		2,435	2,494
9.25%, 06/01/2030 (e)		6,958	7,187
Dye & Durham Ltd., (Canada), 8.63%, 04/15/2029 (e)		120	119
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		2,614	2,510
Electronic Arts, Inc., 2.95%, 02/15/2051		1,377	1,196

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (e)		6,711	6,817
Fair Isaac Corp.,
4.00%, 06/15/2028 (e)		32	31
6.00%, 05/15/2033 (e)		10,849	10,984
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl,
Reg. S, 7.88%, 05/01/2029	EUR	594	730
8.75%, 05/01/2029 (e)		1,144	1,184
IPD 3 BV, (Netherlands),
5.50%, 06/15/2031 (e)	EUR	4,943	5,894
Reg. S, 5.50%, 06/15/2031	EUR	1,900	2,265
MSCI, Inc.,
3.63%, 09/01/2030 (e)		203	194
3.88%, 02/15/2031 (e)		83	80
4.00%, 11/15/2029 (e)		503	491
Open Text Corp., (Canada),
3.88%, 02/15/2028 (e)		100	97
3.88%, 12/01/2029 (e)		100	94
6.90%, 12/01/2027 (e)		425	443
Open Text Holdings, Inc.,
4.13%, 02/15/2030 (e)		150	142
4.13%, 12/01/2031 (e)		70	65
Oracle Corp., 4.45%, 09/26/2030		316	316
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030 (e)		90	84
Playtika Holding Corp., 4.25%, 03/15/2029 (e)		428	393
PTC, Inc., 4.00%, 02/15/2028 (e)		100	98
Rackspace Finance LLC, 3.50%, 05/15/2028 (e)		50	21
RingCentral, Inc., 8.50%, 08/15/2030 (e)		60	64
Rocket Software, Inc.,
6.50%, 02/15/2029 (e)		130	127
9.00%, 11/28/2028 (e)		260	268
SS&C Technologies, Inc.,
5.50%, 09/30/2027 (e)		2,535	2,532
6.50%, 06/01/2032 (e)		4,422	4,575
TeamSystem SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 3.50%), 5.53%, 07/31/2031 (aa)	EUR	600	706
(EURIBOR 3 Month + 3.50%), 5.53%, 07/31/2031 (e) (aa)	EUR	6,665	7,848
Twilio, Inc.,
3.63%, 03/15/2029		288	274
3.88%, 03/15/2031		969	911
UKG, Inc., 6.88%, 02/01/2031 (e)		20,800	21,462
West Technology Group LLC, 8.50%, 04/10/2027 (e)		70	5
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		2,971	2,816

			203,440

Total Technology			297,499

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Utilities — 3.3%
Electric — 3.0%
A2A SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.26%), 5.00%, 06/11/2029 (x) (aa)	EUR	100	122
AES Corp. (The),
5.45%, 06/01/2028		1,231	1,260
(CMT Index 5 Year + 2.89%), 6.95%, 07/15/2055 (aa)		80	78
(CMT Index 5 Year + 3.20%), 7.60%, 01/15/2055 (aa)		3,282	3,399
Alexander Funding Trust II, 7.47%, 07/31/2028 (e)		819	876
Algonquin Power & Utilities Corp., (Canada),
(CMT Index 5 Year + 3.25%), 4.75%, 01/18/2082 (aa)		220	216
SUB, 5.37%, 06/15/2026		753	758
Alliant Energy Finance LLC,
5.40%, 06/06/2027 (e)		97	98
5.95%, 03/30/2029 (e)		712	745
Alpha Generation LLC, 6.75%, 10/15/2032 (e)		2,733	2,823
Atlantica Sustainable Infrastructure Ltd., (United Kingdom), 4.13%, 06/15/2028 (e)		10	10
Black Hills Corp., 5.95%, 03/15/2028		98	102
California Buyer Ltd / Atlantica Sustainable Infrastructure plc, (United Kingdom), 5.63%, 02/15/2032 (e)	EUR	8,405	10,262
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc, (United Kingdom),
Reg. S, 5.63%, 02/15/2032	EUR	4,553	5,563
6.38%, 02/15/2032 (e)		2,383	2,442
Calpine Corp.,
3.75%, 03/01/2031 (e)		410	390
4.50%, 02/15/2028 (e)		636	633
4.63%, 02/01/2029 (e)		5,375	5,324
5.00%, 02/01/2031 (e)		7,573	7,551
5.13%, 03/15/2028 (e)		6,803	6,807
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (e)		367	374
CenterPoint Energy, Inc., Series B, (CMT Index 5 Year + 2.95%), 6.85%, 02/15/2055 (aa)		1,019	1,081
Centrais Eletricas Brasileiras SA, (Brazil), 6.50%, 01/11/2035 (e)		1,200	1,239
Clearway Energy Operating LLC,
3.75%, 02/15/2031 (e)		40	36
3.75%, 01/15/2032 (e)		2,116	1,900
4.75%, 03/15/2028 (e)		561	554
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026		167	166
Comision Ejecutiva Hidroelectrica del Rio Lempa, (El Salvador),
8.65%, 01/24/2033 (e)		2,200	2,300
Reg. S, 8.65%, 01/24/2033		700	732
Comision Federal de Electricidad, (Mexico),
Reg. S, 5.70%, 01/24/2030		600	609
Reg. S, 6.26%, 02/15/2052		400	375
6.26%, 02/15/2052 (e)		1,000	938
ContourGlobal Power Holdings SA, (Luxembourg),
Reg. S, 3.13%, 01/01/2028	EUR	3,370	3,927
Reg. S, 5.00%, 02/28/2030	EUR	2,969	3,568
5.00%, 02/28/2030 (e)	EUR	9,744	11,711
6.75%, 02/28/2030 (e)		3,454	3,588

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Dominion Energy, Inc., (CMT Index 5 Year + 2.21%), 6.63%, 05/15/2055 (aa)		915	949
Duke Energy Corp., (CMT Index 5 Year + 2.59%), 6.45%, 09/01/2054 (aa)		641	677
Edison International,
(CMT Index 5 Year + 3.66%), 7.88%, 06/15/2054 (aa)		170	173
(CMT Index 5 Year + 3.86%), 8.13%, 06/15/2053 (aa)		420	429
Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/09/2026 (x) (aa)		3,109	3,021
EDP SA, (Portugal),
Reg. S, (EUR Swap Rate 5 Year + 2.38%), 1.88%, 08/02/2081 (aa)	EUR	200	233
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.05%), 4.75%, 05/29/2054 (aa)	EUR	2,000	2,430
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 5.94%, 04/23/2083 (aa)	EUR	4,300	5,347
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.08%), 1.88%, 03/14/2082 (aa)	EUR	8,600	9,389
Eesti Energia A/S, (Estonia), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.17%), 7.88%, 07/15/2029 (x) (aa)	EUR	3,725	4,544
Electricite de France SA, (France),
5.70%, 05/23/2028 (e)		260	269
Reg. S, (GBP Swap Rate 13 Year + 4.23%), 6.00%, 01/29/2026 (x) (aa)	GBP	1,100	1,484
Reg. S, (UK Gilts 5 Year + 3.78%), 7.38%, 06/17/2035 (x) (aa)	GBP	100	137
Enel Finance International NV, (Netherlands),
4.13%, 09/30/2028 (e)		200	200
4.38%, 09/30/2030 (e)		244	242
Enel SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.01%), 4.25%, 01/14/2030 (x) (aa)	EUR	2,175	2,591
Engie SA, (France), 5.25%, 04/10/2029 (e)		200	206
EPH Financing International A/S, (Czech Republic), Reg. S, 6.65%, 11/13/2028	EUR	3,200	4,085
Eskom Holdings, (South Africa),
Reg. S, 6.35%, 08/10/2028		3,800	3,901
Reg. S, 8.45%, 08/10/2028		5,200	5,556
EUSHI Finance, Inc., (CMT Index 5 Year + 3.14%), 7.63%, 12/15/2054 (aa)		70	73
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (e)		166	169
Eversource Energy, 5.95%, 02/01/2029		211	221
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		726	714
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (e)		444	448
Israel Electric Corp. Ltd., (Israel), Reg. S, 4.25%, 08/14/2028 (e)		3,600	3,547
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029 (e)		250	236
Liberty Utilities Co., 5.58%, 01/31/2029 (e)		392	405
Lightning Power LLC, 7.25%, 08/15/2032 (e)		250	265
MVM Energetika Zrt, (Hungary), Reg. S, 7.50%, 06/09/2028		3,400	3,608
NextEra Energy Capital Holdings, Inc.,
(CMT Index 5 Year + 2.05%), 6.38%, 08/15/2055 (aa)		2,128	2,209
(CMT Index 5 Year + 2.46%), 6.75%, 06/15/2054 (aa)		1,108	1,191
Niagara Mohawk Power Corp., 4.65%, 10/03/2030 (e)		274	275
NRG Energy, Inc.,
3.38%, 02/15/2029 (e)		790	746
3.63%, 02/15/2031 (e)		4,305	3,980
3.88%, 02/15/2032 (e)		2,830	2,608
5.25%, 06/15/2029 (e)		2,434	2,425
5.75%, 01/15/2028		1,205	1,206
5.75%, 07/15/2029 (e)		2,220	2,210

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
5.75%, 01/15/2034 (e) (w)		6,760	6,751
6.00%, 02/01/2033 (e)		6,720	6,825
6.00%, 01/15/2036 (e) (w)		14,479	14,484
6.25%, 11/01/2034 (e)		4,979	5,104
(CMT Index 5 Year + 5.92%), 10.25%, 03/15/2028 (e) (x) (aa)		6,745	7,355
OGE Energy Corp., 5.45%, 05/15/2029		101	105
Orsted A/S, (Denmark),
Reg. S, (UK Gilts 5 Year + 2.14%), 2.50%, 02/18/3021 (aa)	GBP	134	135
Reg. S, (EUR Swap Rate 5 Year + 2.62%), 5.25%, 12/08/3022 (aa)	EUR	1,000	1,204
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		910	908
3.30%, 12/01/2027		889	870
5.00%, 06/04/2028		236	239
5.45%, 06/15/2027		7	7
PacifiCorp., (CMT Index 5 Year + 3.32%), 7.38%, 09/15/2055 (aa)		240	253
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		358	349
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia),
Reg. S, 4.00%, 06/30/2050		3,400	2,515
Reg. S, 4.13%, 05/15/2027		1,200	1,195
Reg. S, 4.38%, 02/05/2050		600	481
Reg. S, 5.25%, 10/24/2042		2,800	2,613
Reg. S, 5.25%, 05/15/2047		1,400	1,284
Reg. S, 6.15%, 05/21/2048		3,000	3,056
PG&E Corp.,
5.00%, 07/01/2028		1,760	1,744
5.25%, 07/01/2030		160	158
(CMT Index 5 Year + 3.88%), 7.38%, 03/15/2055 (aa)		1,860	1,910
Pike Corp.,
5.50%, 09/01/2028 (e)		40	40
8.63%, 01/31/2031 (e)		422	452
Public Power Corp. SA, (Greece), Reg. S, 4.63%, 10/31/2031	EUR	4,100	4,958
System Energy Resources, Inc., 6.00%, 04/15/2028		584	608
Talen Energy Supply LLC, 8.63%, 06/01/2030 (e)		90	96
TransAlta Corp., (Canada), 7.75%, 11/15/2029		38	40
Trinidad Generation UnLtd, (Trinidad and Tobago), 7.75%, 06/16/2033 (e)		800	841
Vistra Corp.,
(CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)		11,887	12,069
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)		2,550	2,608
Series C, (CMT Index 5 Year + 5.05%), 8.88%, 01/15/2029 (e) (x) (aa)		680	747
Vistra Operations Co. LLC,
3.70%, 01/30/2027 (e)		343	340
4.38%, 05/01/2029 (e)		6,789	6,648
5.00%, 07/31/2027 (e)		9,660	9,628
5.50%, 09/01/2026 (e)		1,063	1,062
5.63%, 02/15/2027 (e)		2,785	2,785
6.88%, 04/15/2032 (e)		3,242	3,390
7.75%, 10/15/2031 (e)		190	201
XPLR Infrastructure Operating Partners LP,
3.88%, 10/15/2026 (e)		311	307

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
4.50%, 09/15/2027 (e)		20	20
7.25%, 01/15/2029 (e)		50	51
8.38%, 01/15/2031 (e)		6,454	6,762
8.63%, 03/15/2033 (e)		120	126

			268,280

Gas — 0.1%
AltaGas Ltd., (Canada), (CMT Index 5 Year + 3.57%), 7.20%, 10/15/2054 (e) (aa)		2,397	2,479
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.75%, 05/20/2027		1,730	1,729
9.38%, 06/01/2028 (e)		70	72
9.50%, 06/01/2030 (e)		1,726	1,807
Brooklyn Union Gas Co. (The), 4.63%, 08/05/2027 (e)		488	492
National Fuel Gas Co.,
5.50%, 10/01/2026		476	481
5.50%, 03/15/2030		965	998
National Gas Co. of Trinidad & Tobago Ltd, (Trinidad and Tobago), Reg. S, 6.05%, 01/15/2036		1,600	1,471
Snam SpA, (Italy), 5.00%, 05/28/2030 (e)		236	239
South Jersey Industries, Inc., 5.02%, 04/15/2031		190	163
Southwest Gas Corp., 5.45%, 03/23/2028		72	74
UGI International LLC, Reg. S, 2.50%, 12/01/2029	EUR	1,300	1,440

			11,445

Water — 0.2%
Veolia Environnement SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.84%), 2.50%, 01/20/2029 (x) (aa)	EUR	8,100	9,116
Reg. S, (EUR Swap Rate 5 Year + 2.82%), 5.99%, 11/22/2028 (x) (aa)	EUR	7,700	9,667

			18,783

Total Utilities			298,508

Total Corporate Bonds (Cost $6,866,933)			7,176,770

Foreign Government Securities — 8.0%
Banks — 0.2%
Bank Gospodarstwa Krajowego, (Poland),
Reg. S, 3.88%, 03/13/2035	EUR	3,800	4,514
Reg. S, 6.25%, 10/31/2028		2,500	2,653
6.25%, 07/09/2054 (e)		2,700	2,807
MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.50%, 06/29/2028		6,200	6,499
National Bank of Uzbekistan, (Uzbekistan), Reg. S, 4.85%, 10/21/2025		500	499

Total Banks			16,972

Municipal — 0.0% (g)
City of Ulaanbaatar Mongolia, (Mongolia), Reg. S, 7.75%, 08/21/2027		600	612

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Oil & Gas — 0.0% (g)
Korea National Oil Corp., (South Korea),
4.88%, 04/03/2029 (e)		1,500	1,534
Reg. S, 4.88%, 04/03/2029		200	204
Total Oil & Gas			1,738

Sovereign — 7.8%
Abu Dhabi Government International Bond, (United Arab Emirates), Reg. S, 3.88%, 04/16/2050		1,300	1,065
Angolan Government International Bond, (Angola),
Reg. S, 8.00%, 11/26/2029		8,500	8,273
Reg. S, 9.38%, 05/08/2048		5,500	4,715
Reg. S, 9.50%, 11/12/2025		2,400	2,404
Argentine Republic Government International Bond, (Argentina),
SUB, 0.75%, 07/09/2030		592	403
1.00%, 07/09/2029		4,864	3,546
SUB, 3.50%, 07/09/2041		37,100	18,034
SUB, 4.13%, 07/09/2035		900	472
Avenir Issuer III Ireland DAC, (Ireland), Series 3Y, Reg. S, 6.00%, 03/22/2027		3,596	3,551
Avenir Issuer IV Ireland DAC, (Ireland), Series 2, Reg. S, 6.00%, 12/30/2027		2,370	2,271
Bahrain Government International Bond, (Bahrain),
Reg. S, 4.25%, 01/25/2028		8,900	8,721
Reg. S, 5.63%, 09/30/2031		3,700	3,713
Benin Government International Bond, (Benin), Reg. S, 6.88%, 01/19/2052	EUR	400	427
Bermuda Government International Bond, (Bermuda),
Reg. S, 2.38%, 08/20/2030		1,375	1,253
Reg. S, 3.72%, 01/25/2027		850	839
Brazilian Government International Bond, (Brazil),
4.75%, 01/14/2050		800	596
6.13%, 01/22/2032		500	520
6.13%, 03/15/2034		950	970
7.13%, 05/13/2054		8,550	8,645
Bulgaria Government International Bond, (Bulgaria),
Series 8Y, Reg. S, 3.63%, 09/05/2032	EUR	7,800	9,425
Series 13Y, Reg. S, 5.00%, 03/05/2037		3,300	3,300
Chile Government International Bond, (Chile),
3.50%, 04/15/2053		1,500	1,072
4.85%, 01/22/2029		6,400	6,544
4.95%, 01/05/2036		8,000	8,031
Colombia Government International Bond, (Colombia),
3.25%, 04/22/2032		3,600	3,042
3.88%, 03/22/2026	EUR	2,500	2,937
3.88%, 04/25/2027		900	891
5.63%, 02/26/2044		8,100	6,624
7.38%, 04/25/2030		900	958
7.50%, 02/02/2034		6,900	7,248
8.00%, 04/20/2033		400	436
8.00%, 11/14/2035		1,500	1,609
8.38%, 11/07/2054		2,900	3,068

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
8.50%, 04/25/2035		1,200	1,329
8.75%, 11/14/2053		1,500	1,646
Costa Rica Government International Bond, (Costa Rica),
Reg. S, 5.63%, 04/30/2043		1,700	1,579
Reg. S, 7.30%, 11/13/2054		3,500	3,843
Dominican Republic International Bond, (Dominican Republic),
Reg. S, 4.50%, 01/30/2030		3,300	3,227
Reg. S, 5.30%, 01/21/2041		5,000	4,513
Reg. S, 5.95%, 01/25/2027		5,800	5,894
Reg. S, 6.00%, 02/22/2033		8,100	8,251
Reg. S, 6.85%, 01/27/2045		5,200	5,381
Reg. S, 6.88%, 01/29/2026		100	101
Reg. S, 8.63%, 04/20/2027		175	182
Eagle Funding Luxco Sarl, (Luxembourg), 5.50%, 08/17/2030 (e)		13,230	13,431
Ecuador Government International Bond, (Ecuador),
Reg. S, Zero Coupon, 07/31/2030		1,236	958
Reg. S, SUB, 5.00%, 07/31/2040		5,200	3,452
Reg. S, SUB, 6.90%, 07/31/2030		7,110	6,417
Reg. S, SUB, 6.90%, 07/31/2035		12,247	9,233
Egypt Government International Bond, (Egypt),
Reg. S, 3.88%, 02/16/2026		2,600	2,578
Reg. S, 4.75%, 04/16/2026	EUR	11,000	12,913
Reg. S, 5.88%, 02/16/2031		4,000	3,712
Reg. S, 6.38%, 04/11/2031	EUR	12,500	14,066
Reg. S, 7.30%, 09/30/2033		800	756
Reg. S, 7.50%, 02/16/2061		5,600	4,388
Reg. S, 7.63%, 05/29/2032		2,000	1,964
El Salvador Government International Bond, (El Salvador),
Reg. S, 7.12%, 01/20/2050		800	688
Reg. S, 7.65%, 06/15/2035		4,800	4,865
Reg. S, 8.25%, 04/10/2032		1,900	2,016
9.65%, 11/21/2054 (e)		5,100	5,508
Gabon Blue Bond Master Trust Series 2s, Reg. S, 6.10%, 08/01/2038		300	304
Gabon Government International Bond, (Gabon), Reg. S, 6.63%, 02/06/2031		1,200	965
Ghana Government International Bond, (Ghana),
Zero Coupon, 07/03/2026 (e)		322	310
Reg. S, 1.50%, 01/03/2037		1,400	691
SUB, 5.00%, 07/03/2029 (e)		1,964	1,910
Reg. S, SUB, 5.00%, 07/03/2029		5,600	5,445
Guatemala Government Bond, (Guatemala),
Reg. S, 4.38%, 06/05/2027		9,900	9,826
Reg. S, 5.38%, 04/24/2032		3,000	3,014
6.05%, 08/06/2031 (e)		1,300	1,349
Reg. S, 6.05%, 08/06/2031		200	208
6.25%, 08/15/2036 (e)		1,600	1,651
6.55%, 02/06/2037 (e)		2,600	2,739
Reg. S, 6.55%, 02/06/2037		2,100	2,212

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 6.60%, 06/13/2036		3,200	3,377
6.88%, 08/15/2055 (e)		1,200	1,256
Hazine Mustesarligi Varlik Kiralama A/S, (Turkey), 6.75%, 09/01/2030 (e)		2,200	2,276
Honduras Government International Bond, (Honduras), 8.63%, 11/27/2034 (e)		1,400	1,537
Hungary Government International Bond, (Hungary),
Reg. S, 5.25%, 06/16/2029		2,400	2,455
5.38%, 09/26/2030 (e)		824	848
Reg. S, 5.50%, 03/26/2036		2,100	2,116
Reg. S, 6.13%, 05/22/2028		2,100	2,192
Reg. S, 6.75%, 09/25/2052		2,600	2,808
Series 30Y, 7.63%, 03/29/2041		6,600	7,817
Indonesia Government International Bond, (Indonesia), Reg. S, 6.63%, 02/17/2037		3,900	4,411
Iraq International Bond, (Iraq), Reg. S, 5.80%, 01/15/2028		750	746
Israel Government International Bond, (Israel), Series 5Y, 5.38%, 03/12/2029		1,000	1,027
Ivory Coast Government International Bond, (Ivory Coast),
Reg. S, 4.88%, 01/30/2032	EUR	2,600	2,908
Reg. S, 5.25%, 03/22/2030	EUR	3,500	4,098
Reg. S, SUB, 5.75%, 12/31/2032		184	182
Reg. S, 6.63%, 03/22/2048	EUR	2,700	2,708
Reg. S, 6.88%, 10/17/2040	EUR	1,500	1,642
Reg. S, 8.25%, 01/30/2037		7,700	8,026
Jordan Government International Bond, (Jordan),
Reg. S, 5.75%, 01/31/2027		7,200	7,198
Reg. S, 7.38%, 10/10/2047		800	765
Latvia Government International Bond, (Latvia), Reg. S, 5.13%, 07/30/2034		1,200	1,234
Magyar Export-Import Bank Zrt, (Hungary), Reg. S, 6.13%, 12/04/2027		2,300	2,378
Mexican Udibonos, (Mexico),
Series S, 2.75%, 11/27/2031	MXN	1,710	84
Series S, 3.00%, 12/03/2026	MXN	25,655	1,394
Mexico Government International Bond, (Mexico),
5.75%, 10/12/2110		3,800	3,245
5.85%, 07/02/2032		3,516	3,629
6.40%, 05/07/2054		1,100	1,074
6.63%, 01/29/2038		1,600	1,682
Mongolia Government International Bond, (Mongolia),
Reg. S, 3.50%, 07/07/2027		1,600	1,540
Reg. S, 4.45%, 07/07/2031		2,300	2,079
7.88%, 06/05/2029 (e)		300	318
Reg. S, 7.88%, 06/05/2029		100	106
8.65%, 01/19/2028 (e)		300	319
Reg. S, 8.65%, 01/19/2028		300	319
Montenegro Government International Bond, (Montenegro), 7.25%, 03/12/2031 (e)		1,700	1,813
Morocco Government International Bond, (Morocco), Reg. S, 5.50%, 12/11/2042		1,700	1,626
Namibia International Bonds, (Namibia), Reg. S, 5.25%, 10/29/2025		400	398
Nigeria Government International Bond, (Nigeria),
Reg. S, 7.38%, 09/28/2033		14,409	13,629
Reg. S, 7.63%, 11/21/2025		6,400	6,407

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
North Macedonia Government International Bond, (North Macedonia), Reg. S, 6.96%, 03/13/2027	EUR	3,300	4,030
Oman Government International Bond, (Oman),
Reg. S, 4.75%, 06/15/2026		1,000	1,000
Reg. S, 6.25%, 01/25/2031		15,900	17,163
Reg. S, 6.75%, 01/17/2048		2,700	2,963
Oriental Republic of Uruguay, (Uruguay), 5.25%, 09/10/2060		5,800	5,437
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026		2,000	1,992
Reg. S, 6.88%, 12/05/2027		3,700	3,696
Reg. S, 8.88%, 04/08/2051		2,000	1,839
Panama Government International Bond, (Panama),
3.88%, 03/17/2028		228	224
4.50%, 04/01/2056		5,200	3,800
6.85%, 03/28/2054		1,800	1,825
7.13%, 01/29/2026		500	503
7.50%, 03/01/2031		7,200	7,907
7.88%, 03/01/2057		4,000	4,502
8.00%, 03/01/2038		4,000	4,555
8.88%, 09/30/2027		12,600	13,628
Paraguay Government International Bond, (Paraguay),
Reg. S, 5.40%, 03/30/2050		2,300	2,111
Reg. S, 5.85%, 08/21/2033		4,900	5,145
6.00%, 02/09/2036 (e)		400	424
Reg. S, 6.00%, 02/09/2036		600	636
6.65%, 03/04/2055 (e)		1,200	1,276
7.90%, 02/09/2031 (e)	PYG	9,789,000	1,329
8.50%, 03/04/2035 (e)	PYG	15,550,000	2,122
Perusahaan Penerbit SBSN Indonesia III, (Indonesia), Reg. S, 5.65%, 11/25/2054		1,000	998
Peruvian Government International Bond, (Peru),
3.23%, 07/28/2121		9,800	5,470
3.60%, 01/15/2072		3,900	2,476
5.50%, 03/30/2036		1,600	1,630
5.88%, 08/08/2054		1,690	1,695
6.20%, 06/30/2055		1,600	1,663
6.55%, 03/14/2037		5,600	6,227
6.90%, 08/12/2037 (e)	PEN	6,300	1,893
Reg. S, 6.95%, 08/12/2031	PEN	3,800	1,213
Philippine Government International Bond, (Philippines),
2.95%, 05/05/2045		2,400	1,715
3.70%, 03/01/2041		2,500	2,124
5.18%, 09/05/2049		1,200	1,163
6.38%, 10/23/2034		1,200	1,351
Qatar Government International Bond, (Qatar),
Reg. S, 4.82%, 03/14/2049		2,300	2,190
Reg. S, 6.40%, 01/20/2040		1,400	1,616
Republic of Armenia International Bond, (Armenia),
Reg. S, 3.60%, 02/02/2031		1,500	1,347
Reg. S, 3.95%, 09/26/2029		2,200	2,066

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Republic of Cameroon International Bond, (Cameroon),
Reg. S, 5.95%, 07/07/2032	EUR	3,700	3,562
Reg. S, 9.50%, 11/19/2025		267	265
Series 7Y, Reg. S, 9.50%, 07/31/2031		2,000	1,924
Republic of Kenya Government International Bond, (Kenya),
Reg. S, 7.25%, 02/28/2028		1,600	1,642
Reg. S, 8.00%, 05/22/2032		2,100	2,088
9.50%, 03/05/2036 (e)		3,700	3,788
9.75%, 02/16/2031 (e)		2,800	2,989
Reg. S, 9.75%, 02/16/2031		4,600	4,910
Republic of Poland Government International Bond, (Poland),
Series 5Y, 4.88%, 02/12/2030		1,100	1,132
Series 10Y, 4.88%, 10/04/2033		200	202
Series 10Y, 5.38%, 02/12/2035		1,900	1,972
Series 30Y, 5.50%, 04/04/2053		8,100	7,850
Republic of South Africa Government Bond, (South Africa),
Series 2035, 8.88%, 02/28/2035	ZAR	179,800	10,212
Series 2037, 8.50%, 01/31/2037	ZAR	59,900	3,191
Republic of South Africa Government International Bond, (South Africa),
7.10%, 11/19/2036 (e)		2,700	2,814
7.95%, 11/19/2054 (e)		2,700	2,743
Series 10Y, 4.85%, 09/30/2029		3,000	2,966
Series 30Y, 5.75%, 09/30/2049		2,800	2,238
Series 30Y, 7.30%, 04/20/2052		3,500	3,356
Republic of Uzbekistan International Bond, (Uzbekistan), Reg. S, 3.90%, 10/19/2031		3,300	3,029
Romanian Government International Bond, (Romania),
Reg. S, 2.12%, 07/16/2031	EUR	2,700	2,708
Reg. S, 2.13%, 03/07/2028	EUR	1,100	1,253
Reg. S, 2.63%, 12/02/2040	EUR	5,100	3,831
Reg. S, 3.00%, 02/27/2027		5,800	5,662
Reg. S, 3.38%, 01/28/2050	EUR	600	443
Reg. S, 3.88%, 10/29/2035	EUR	2,200	2,198
Reg. S, 5.13%, 09/24/2031	EUR	1,400	1,642
Reg. S, 5.25%, 11/25/2027		1,396	1,411
Reg. S, 5.75%, 03/24/2035		300	289
5.75%, 03/24/2035 (e)		1,000	963
5.88%, 01/30/2029 (e)		414	425
Reg. S, 6.13%, 01/22/2044		900	841
Reg. S, 6.38%, 09/18/2033	EUR	1,700	2,096
Reg. S, 6.38%, 01/30/2034		1,800	1,822
6.38%, 01/30/2034 (e)		1,800	1,822
6.75%, 07/11/2039 (e)	EUR	1,900	2,284
Reg. S, 7.13%, 01/17/2033		5,900	6,295
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 3.45%, 02/02/2061		5,700	3,726
Reg. S, 3.75%, 01/21/2055		1,400	1,009
Reg. S, 4.38%, 04/16/2029		5,100	5,131
Reg. S, 5.00%, 01/16/2034		2,000	2,046

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
5.13%, 01/13/2028 (e)		570	582
Reg. S, 5.75%, 01/16/2054		1,800	1,808
Senegal Government International Bond, (Senegal),
Reg. S, 4.75%, 03/13/2028	EUR	4,200	4,279
Reg. S, 5.38%, 06/08/2037	EUR	5,500	4,229
Reg. S, 6.25%, 05/23/2033		3,900	2,816
Series 7Y, Reg. S, 7.75%, 06/10/2031		700	564
Serbia International Bond, (Serbia),
Reg. S, 2.05%, 09/23/2036	EUR	2,500	2,293
6.00%, 06/12/2034 (e)		1,400	1,459
Reg. S, 6.00%, 06/12/2034		1,700	1,772
Reg. S, 6.25%, 05/26/2028		5,600	5,841
Reg. S, 6.50%, 09/26/2033		1,000	1,085
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		2,500	2,576
Sri Lanka Government International Bond, (Sri Lanka),
Reg. S, SUB, 3.60%, 06/15/2035		5,500	4,009
Reg. S, SUB, 3.60%, 02/15/2038		3,200	2,844
Trinidad & Tobago Government International Bond, (Trinidad and Tobago),
5.95%, 01/14/2031 (e)		700	710
Reg. S, 5.95%, 01/14/2031		200	203
Turkiye Government Bond, (Turkey),
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 42.49%, 05/20/2026 (aa)	TRY	9,600	234
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 42.49%, 05/17/2028 (aa)	TRY	67,300	1,593
Series 5Y, (Turkish Lira Overnight Reference Rate + 0.00%), 42.49%, 08/19/2026 (aa)	TRY	45,900	1,118
Turkiye Government International Bond, (Turkey),
Series 5Y, 6.38%, 10/14/2025		825	825
Series 6Y, 9.38%, 03/14/2029		3,200	3,571
Series 10Y, 7.63%, 05/15/2034		6,900	7,316
Series 30Y, 5.75%, 05/11/2047		9,100	7,216
Series 30Y, 6.88%, 03/17/2036		7,900	7,930
Turkiye Ihracat Kredi Bankasi A/S, (Turkey),
6.88%, 07/03/2028 (e)		1,100	1,123
7.50%, 02/06/2028 (e)		500	516
Reg. S, 7.50%, 02/06/2028		200	207
Ukraine Government International Bond, (Ukraine),
Reg. S, SUB, 0.00%, 02/01/2030		900	472
Reg. S, SUB, 0.00%, 02/01/2034		8,500	3,525
Reg. S, SUB, 0.00%, 02/01/2035		2,400	1,164
Reg. S, SUB, 0.00%, 02/01/2036		200	97
Reg. S, SUB, 4.50%, 02/01/2029		2,200	1,513
Reg. S, SUB, 4.50%, 02/01/2034		10,800	6,080
Reg. S, SUB, 4.50%, 02/01/2035		2,600	1,435
Reg. S, SUB, 4.50%, 02/01/2036		2,600	1,415
Uruguay Government International Bond, (Uruguay),
5.10%, 06/18/2050		4,100	3,885
5.75%, 10/28/2034		2,500	2,685
Zambia Government International Bond, (Zambia), Reg. S, 0.50%, 12/31/2053		1,600	1,078

Total Sovereign			710,567

Total Foreign Government Securities (Cost $690,362)			729,889

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — 0.1%
FHLMC Collateral — 0.1%
FHLMC Non Gold Pool,
ARM, (United States 30 Day Average SOFR + 2.13%), 5.21%, 08/01/2055 (aa)	526	530
ARM, (United States 30 Day Average SOFR + 2.16%), 5.44%, 08/01/2055 (aa)	2,300	2,328
Total FHLMC Collateral		2,858

FNMA Collateral — 0.0%
FNMA Pool,
ARM, (United States 30 Day Average SOFR + 2.30%), 5.03%, 02/01/2055 (aa)	300	303
ARM, (United States 30 Day Average SOFR + 2.03%), 5.47%, 10/01/2055 (aa)	1,815	1,835
ARM, (United States 30 Day Average SOFR + 2.21%), 5.72%, 08/01/2055 (aa)	485	493
Total FNMA Collateral		2,631

Total Mortgage-Backed Securities (Cost $5,511)		5,489

U.S. Treasury Obligations — 1.5%
Sovereign — 1.5%
U.S. Treasury Notes,
2.75%, 04/30/2027 (ff)	740	730
3.63%, 08/31/2027	8,997	8,998
3.75%, 06/30/2027	29,729	29,787
3.75%, 04/15/2028	3,077	3,087
3.75%, 12/31/2028 (ee)	6,020	6,040
3.88%, 07/31/2027	10,000	10,043
4.13%, 10/31/2026 (ee)	23,225	23,325
4.25%, 01/31/2026 (ff)	22,650	22,667
4.25%, 11/30/2026	320	322
4.25%, 12/31/2026	9,600	9,663
4.25%, 05/15/2035	23,000	23,212
Total Sovereign		137,874

Total U.S. Treasury Obligations (Cost $137,208)		137,874

	SHARES
Common Stocks — 0.2%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Venator Materials plc, (United Kingdom) (a) (bb)	4	21

Communications — 0.2%
Internet — 0.0% (g)
Xplore, Inc., (Canada), (a)	51	153

		153

Media — 0.0% (g)
Diamond Sports Group LLC (a)	137	1,402

Telecommunications — 0.2%
Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., (Jamaica) (a)	796	13,269
Intelsat SA, (Luxembourg) (a)	87	998

		14,267

Total Communications		15,822

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Consumer Non-cyclical — 0.0% (g)
Healthcare - Services — 0.0% (g)
Quorum Health Corp. (a) (f)	8	6

Financial — 0.0%
Real Estate — 0.0%
ADLER Group SA, (Luxembourg) (a) (bb)	1,268	—

Total Financial		—

Utilities — 0.0% (g)
Electric — 0.0% (g)
Heritage Power LLC (a) (bb)	47	1,436

Total Utilities		1,436

Total Common Stocks (Cost $7,919)		17,285

Preferred Stocks — 0.1%
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Digicel Holdings Bermuda Ltd., expiring, (Bermuda) (a) (bb)	56	675
Qwest Corp., 6.75%, 06/15/2057	40	816

Total Communications		1,491

Consumer Cyclical — 0.1%
Retail — 0.1%
Ferrellgas Escrow LLC, expiring (a) (bb)	6	6,467

Total Preferred Stocks (Cost $7,427)		7,958

	PRINCIPAL AMOUNT ($)
Loan Assignments — 4.8% (o)
Basic Materials — 0.2%
Chemicals — 0.2%
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, (Luxembourg), (CME Term SOFR 1 Month + 4.50%), 8.66%, 11/15/2030 (aa)	1,589	1,482
Discovery Purchaser Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.08%, 10/04/2029 (aa)	3,330	3,310
Ecovyst Catalyst Technologies LLC, Second Amendment Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.31%, 06/12/2031 (aa)	990	988
Herens Holdco S.a r.l., Facility B (USD), (Switzerland), (CME Term SOFR 3 Month + 3.93%), 8.03%, 07/03/2028 (aa)	2,176	1,959
Olympus Water US Holding Corp.,
Term Loan B, (CME Term SOFR 3 Month + 3.25%), 7.60%, 07/23/2032 (u) (aa)	1,879	1,864
Term B-6 Dollar Loan, (CME Term SOFR 3 Month + 3.00%), 7.00%, 06/20/2031 (aa)	1,070	1,058
TPC Group, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 5.75%), 9.77%, 12/16/2031 (aa)	6,197	5,956
Venator Materials LLC,
First-Out B Term Loan, (CME Term SOFR 3 Month + 8.00% (PIK) + 2.00 (Cash)), 14.00%, 07/16/2026 (aa)	967	919
Initial Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.32%, 10/12/2028 (aa)	1,372	926
First-Out Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.32%, 07/16/2026 (aa)	962	914

		19,376

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Forest Products & Paper — 0.0% (g)
Glatfelter Corp., Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.45%, 11/04/2031 (aa)		885	877

Total Basic Materials			20,253

Communications — 1.2%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.28%, 08/21/2028 (aa)		2,710	2,712
Neptune BidCo US, Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.43%, 04/11/2029 (aa)		4,045	3,847
Pax Midco Spain, S.L.U., (Add-on) Term Loan B, (Spain), (EURIBOR + 4.00%), 12/31/2029 (u) (aa)	EUR	5,070	5,971

			12,530

Internet — 0.1%
AVIV Group GmbH, Facility B, (Germany), (EURIBOR 3 Month + 4.00%), 6.10%, 04/23/2032 (aa)	EUR	3,824	4,518
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.15%, 11/30/2027 (aa)		1,357	1,358
Gen Digital Inc., Initial Tranche A Term Loan, (CME Term SOFR 1 Month + 1.50%), 5.76%, 09/10/2027 (aa)		1,440	1,438
MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 8.25%, 05/03/2028 (aa)		2,717	2,609
Proofpoint, Inc., Term Loan (Add-On), (CME Term SOFR 3 Month + 3.00%), 7.16% 08/31/2028 (u) (aa)		480	481

			10,404

Media — 0.5%
CSC Holdings LLC,
2022 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.65%, 01/18/2028 (u) (aa)		15,899	15,787
September 2019 Initial Term Loan, (PRIME 3 Month + 1.50%), 8.75%, 04/15/2027 (u) (aa)		1,948	1,883
Diamond Sports Net LLC, Term Loan (First Lien), 15.00% (PIK), 01/02/2028		978	831
DIRECTV Financing LLC,
Closing Date Term Loan, (CME Term SOFR 3 Month + 5.00%), 9.57%, 08/02/2027 (aa)		102	102
2025 Incremental Term B Loan, (CME Term SOFR 3 Month + 5.50%), 9.81%, 02/17/2031 (aa)		6,314	6,163
Gray Television, Inc.,
Term D Loan, (CME Term SOFR 1 Month + 3.00%), 7.39%, 12/01/2028 (aa)		1,027	1,027
Term F Loan, (CME Term SOFR 1 Month + 5.25%), 9.53%, 06/04/2029 (aa)		10	10
iHeartCommunications, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.78%), 10.05%, 05/01/2029 (aa)		1,067	930
Radiate Holdco LLC, First Out Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.78%, 09/25/2029 (u) (aa)		16,342	13,161
Summer (BC) Bidco B LLC, Extended Facility B (USD), (CME Term SOFR 3 Month + 5.00%), 9.26%, 02/15/2029 (aa)		760	746
Virgin Media Bristol LLC,
N Facility, (CME Term SOFR 1 Month + 2.50%), 6.76%, 01/31/2028 (aa)		373	373
Facility Q, (CME Term SOFR 1 Month + 3.25%), 7.51%, 01/31/2029 (u) (aa)		600	599

			41,612

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Telecommunications — 0.6%
Altice Financing S.A., 2022 Refinancing Dollar Commitments, (Luxembourg), (CME Term SOFR 3 Month + 5.00%), 9.32%, 10/31/2027 (aa)		2,721	2,279
Altice France S.A., EUR TLB-[14] Loan, (France), (EURIBOR 3 Month + 5.50%), 7.53%, 08/15/2028 (aa)	EUR	6,124	6,759
Commscope LLC, Initial Term Loan, (CME Term SOFR 1 Month + 4.75%), 8.91%, 12/17/2029 (aa)		2,508	2,536
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan (2024), (Luxembourg), (CME Term SOFR 1 Month + 3.50%), 7.66%, 12/11/2026 (aa)		253	252
Digicel International Finance Ltd., Initial Term Loan (First Lien), (Bermuda), (CME Term SOFR 3 Month + 5.25%), 9.49%, 08/06/2032 (aa)		2,563	2,560
Level 3 Financing, Inc.,
Term B-3 Refinancing Loan, (CME Term SOFR 1 Month + 0.00%), 4.17%, 03/29/2032 (aa)		538	538
Term B-4 Refinancing Loans, (CME Term SOFR 1 Month + 3.25%), 7.42%, 03/29/2032 (u) (aa)		1,388	1,388
Lorca Telecom Bidco, S.A., Facility B5, (United Kingdom), (EURIBOR 6 Month + 2.50%), 4.56%, 03/25/2031 (aa)	EUR	4,000	4,691
Lumen Technologies, Inc.,
Term B-1 Loan, (CME Term SOFR 1 Month + 2.35%), 6.63%, 04/16/2029 (aa)		6,683	6,634
Term B-2 Loan, (CME Term SOFR 1 Month + 2.35%), 6.63%, 04/15/2030 (aa)		4,398	4,365
Term A Loan, (CME Term SOFR 1 Month + 6.00%), 10.16%, 06/01/2028 (aa)		260	264
Odido Holding BV, Facility B2, (Netherlands), (EURIBOR 3 Month + 2.90%), 4.90%, 03/30/2029 (aa)	EUR	6,277	7,393
Eircom Finco S.a r. l., (Luxembourg), Facility B5, (EURIBOR + 2.75%), 4.68%, 05/15/2029 (aa)	EUR	3,000	3,533
Matterhorn Telecom S.A., Term Loan B, (Luxembourg), 01/30/2032 (u)	EUR	600	706
ViaSat, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.75%, 05/30/2030 (aa)		1,737	1,707
Xplore, Inc.,
Initial Term Loan (First Lien), (Canada), (CME Term SOFR 1 Month + 1.50%), 5.78%, 10/24/2029 (aa)		228	215
Second Out Term Loan (First Lien), (Canada), (CME Term SOFR 1 Month + 1.50%), 6.00%, 10/24/2031 (aa)		780	533
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.66%, 03/09/2027 (aa)		7,936	7,812
Initial Dollar Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.77%, 03/11/2030 (u) (aa)		1,230	1,192

			55,357

Total Communications			119,903

Consumer Cyclical — 0.6%
Airlines — 0.0% (g)
AAdvantage Loyalty IP Ltd., 2025 Replacement Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 2.25%), 6.58%, 04/20/2028 (aa)		319	318
SkyMiles IP Ltd., 2025 Replacement Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 1.50%), 4.33%, 10/20/2028 (u) (aa)		239	239
VistaJet Malta Finance plc, Initial Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.04%, 04/01/2031 (aa)		446	448

			1,005

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Auto Parts & Equipment — 0.1%
First Brands Group LLC, 2021 Term Loan (Second Lien), (CME Term SOFR 3 Month + 8.50%), 13.07%, 03/30/2028 (aa)		6,382	354
Qnity Electronics, Inc., Term Loan B, (CME Term SOFR 3 Month + 2.00%), 6.36%, 08/12/2032 (u) (aa)		2,780	2,777
Tenneco, Inc.,
Term A Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 9.05%, 11/17/2028 (aa)		3,957	3,862
Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.30%, 11/17/2028 (aa)		1,980	1,935

			8,928

Entertainment — 0.0% (g)
Great Canadian Gaming Corp., 2024 Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.75%), 8.75%, 11/01/2029 (aa)		1,119	1,075
Live Nation Entertainment, Inc., Term B-4 Loan, (CME Term SOFR 1 Month + 1.75%), 5.99%, 10/19/2026 (aa)		748	746

			1,821

Housewares — 0.0% (g)
SWF Holdings I Corp.,
Tranche A-2 Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.28%, 10/06/2028 (aa)		332	270
Tranche A-1 Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.66%, 12/19/2029 (aa)		364	364

			634

Leisure Time — 0.0% (g)
City Football Group Ltd., Term B-1 Loan, (United Kingdom), (CME Term SOFR 1 Month + 3.50%), 7.78%, 07/21/2030 (aa)		1,160	1,159

Lodging — 0.0% (g)
Wyndham Hotels & Resorts, Inc., 2022 Term A Loan, (CME Term SOFR 1 Month + 1.75%), 6.01%, 04/08/2027 (aa)		1,194	1,192

Retail — 0.5%
Boots Group Finco LP, Closing Date Dollar Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.71%, 08/30/2032 (u) (aa)		7,295	7,310
Breitling Holdings S.a r.l., Facility B, (Luxembourg), (EURIBOR 6 Month + 3.90%), 5.94%, 10/25/2028 (aa)	EUR	3,441	3,685
CD&R Firefly Bidco Ltd., Facility B10, (United Kingdom), (SONIA + 4.75%), 9.21%, 04/29/2029 (aa)	GBP	2,800	3,768
Foundation Building Materials, Inc.,
Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.82%, 01/31/2028 (aa)		1,339	1,340
2024 Incremental Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.31%, 01/29/2031 (aa)		6,297	6,304
2025 Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 5.25%), 11.50%, 01/29/2031 (aa)		1,011	1,015
IRB Holding Corp., 2024 Second Replacement Term B Loan, (CME Term SOFR 1 Month + 2.50%), 6.66%, 12/15/2027 (aa)		672	672
Marshall Group Holding (Luxembourg) SARL, Facility B, (Luxembourg), (EURIBOR 3 Month + 4.50%), 6.48%, 04/01/2032 (aa)	EUR	3,615	4,205
Medline Borrower LP, 2028 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.00%), 4.16%, 10/23/2028 (u) (aa)		782	782
Sabre GLBL, Inc.,
2021 Other Term B-2 Loan, (CME Term SOFR 1 Month + 3.50%), 7.78%, 12/17/2027 (aa)		34	32
2021 Other Term B-1 Loan, (CME Term SOFR 1 Month + 3.50%), 7.78%, 12/17/2027 (aa)		103	98

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Retail — continued
2022 Other Term B Loan, (CME Term SOFR 1 Month + 4.25%), 8.51%, 06/30/2028 (aa)		37	34
2024 Term B-1 Loan, (CME Term SOFR 1 Month + 6.00%), 10.26%, 11/15/2029 (aa)		396	372
Sabre GLBL Inc., 2024 Term B-2 Loan, (CME Term SOFR 1 Month + 6.00%), 10.26%, 11/15/2029 (aa)		144	135
White Cap Supply Holdings LLC, Tranche C Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.42%, 10/19/2029 (u) (aa)		9,195	9,194

			38,946

Total Consumer Cyclical			53,685

Consumer Non-cyclical — 0.9%
Beverages — 0.0% (g)
Sazerac Co., Inc., Incremental Term B-1 Loan, (CME Term SOFR 1 Month + 2.50%), 6.70%, 07/09/2032 (u) (aa)		1,673	1,682

Biotechnology — 0.0% (g)
Cooper Consumer Health, Facility B4, (France), (EURIBOR 3 Month + 3.75%), 5.75%, 11/06/2028 (aa)	EUR	3,775	4,462

Commercial Services — 0.3%
AlixPartners LLP, 2025 Refinancing Dollar Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.16%, 08/12/2032 (aa)		1,079	1,071
Allied Universal Holdco LLC,
Amendment No. 7 Replacement Euro Term Loan, (EURIBOR + 3.75%), 08/20/2032 (u) (aa)	EUR	6,580	7,742
Amendment No. 7 Replacement U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.51%, 08/20/2032 (aa)		3,288	3,298
Amber Finco plc, Facility B3, (United Kingdom), (EURIBOR + 3.25%), 5.25%, 06/11/2029 (aa)	EUR	300	354
Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.41%, 01/31/2031 (aa)		2,439	2,434
Champions Holdco, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 8.95%, 02/23/2029 (aa)		1,975	1,847
Jupiter Buyer, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.25%, 11/01/2031 (aa)		733	738
Lernen Bidco Ltd., Incremental Facility B3-A (USD), (United Kingdom), (CME Term SOFR 6 Month + 3.50%), 7.84%, 10/27/2031 (aa)		3,722	3,731
Obol France 2.5 SAS, Facility B3, (France), (EURIBOR 6 Month + 5.00%), 7.19%, 12/31/2028 (aa)	EUR	4,250	4,892
Vortex Opco LLC, Second-Out New Money Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 4.25%), 8.37%, 12/17/2028 (aa)		276	61
Wand Newco 3, Inc., Tranche B-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.66%, 01/30/2031 (u) (aa)		1,989	1,981

			28,149

Cosmetics/Personal Care — 0.0% (g)
ACP Tara Holdings, Inc., Term Loan B, (CME Term SOFR 3 Month + 3.25%), 7.39%, 09/17/2032 (u) (aa)		659	659

Food — 0.0% (g)
Market Bidco Limited, Facility B4 (GBP), (United Kingdom), (SONIA 3 Month + 5.25%), 9.32%, 11/04/2030 (aa)	GBP	750	996

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Healthcare - Products — 0.1%
Bausch + Lomb Corp., Third Amendment Term Loan, (Canada), (CME Term SOFR 1 Month + 4.25%), 8.41%, 01/15/2031 (aa)		4,846	4,842

Healthcare - Services — 0.3%
Celeste BidCo BV, Facility B2, (Netherlands), (EURIBOR 2 Month + 3.75%), 5.70%, 07/20/2029 (aa)	EUR	4,825	5,678
Cidron Atrium SE, Facility B1 (First Lien), (Germany), (EURIBOR + 5.00%), 05/22/2028 (u) (aa)	EUR	2,500	2,962
Elsan SAS, Term Loan B, (France), (EURIBOR 3 Month + 3.50%), 5.50%, 06/16/2031 (aa)	EUR	4,920	5,773
LifePoint Health, Inc.,
2024-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.66%, 05/19/2031 (aa)		1,014	1,009
2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.07%, 05/17/2031 (aa)		2,964	2,956
MPH Acquisition Holdings LLC,
Exchange First Out Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.06%, 12/31/2030 (u) (aa)		1,556	1,549
Second Out Term Loan, (CME Term SOFR 3 Month + 4.60%), 9.17%, 12/31/2030 (u) (aa)		1,180	1,082
Quorum Health Corp., Term Loan (Exit), (CME Term SOFR 3 Month + 6.50%), 10.93%, 01/31/2028 (aa)		682	488
Star Parent, Inc., Term Loan B, (CME Term SOFR 3 Month + 4.00%), 8.00%, 09/27/2030 (aa)		5,228	5,226

			26,723

Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, Amendment No.1 Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.66%, 08/01/2032 (aa)		3,389	3,383
Elanco Animal Health, Inc., Term Loan, (CME Term SOFR 1 Month + 1.75%), 6.13%, 08/01/2027 (aa)		1,395	1,393
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.16%, 04/23/2031 (aa)		973	975
Gainwell Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 8.10%, 10/01/2027 (aa)		2,635	2,590
Skio Bidco BV, Facility B, (Netherlands), (EURIBOR 6 Month + 3.50%), 5.59%, 06/16/2032 (aa)	EUR	4,426	5,222
Asterix AcquiCo GmbH, Facility B3, (Germany), 03/30/2032 (u) (aa)	EUR	1,500	1,768

			15,331

Total Consumer Non-cyclical			82,844

Diversified — 0.0% (g)
Holding Companies - Diversified — 0.0% (g)
GN Loanco LLC, Term B Loan, (CME Term SOFR 3 Month + 4.50%), 8.81%, 12/19/2030 (u) (aa)		1,534	1,529

Energy — 0.0% (g)
Oil & Gas — 0.0% (g)
Stakeholder Midstream LLC, Initial Term Loan, (CME Term SOFR 6 Month + 4.00%), 8.04%, 01/01/2031 (aa)		2,227	2,230

Oil & Gas Services — 0.0% (g)
Star Holding LLC, Term B Loan (First Lien), (CME Term SOFR 1 Month + 4.50%), 8.66%, 07/31/2031 (aa)		749	743

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Pipelines — 0.0% (g)
Buckeye Partners LP, 2024 Tranche B-5 Term Loan, (CME Term SOFR 1 Month + 1.75%), 5.91%, 11/01/2026 (aa)		746	746

Total Energy			3,719

Financial — 0.4%
Banks — 0.0% (g)
Ziraat Katilim Bankasi Anonim Sirketi, Tranche B, (CME Term SOFR 3 Month + 3.00%), 4.02%, 06/15/2034 (aa) (bb)		2,400	2,400

Diversified Financial Services — 0.1%
Corpay Technologies Operating Co. LLC, Term B-5 Loan, (CME Term SOFR 1 Month + 1.75%), 5.91%, 04/28/2028 (aa)		1,477	1,475
CPI Holdco B LLC, Initial Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.16%, 05/17/2031 (u) (aa)		1	1
Osaic Holdings, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.16%, 07/30/2032 (u) (aa)		2,806	2,804
Osttra Group Ltd., Term Loan (First Lien), (Bermuda), (CME Term SOFR 3 Month + 3.50%), 7.66%, 05/20/2032 (u) (aa)		760	764
Setanta Aircraft Leasing Designated Activity Co., New Loan, (Ireland), (CME Term SOFR 3 Month + 1.75%), 5.75%, 11/05/2028 (aa)		83	83

			5,127

Insurance — 0.2%
Acrisure LLC, 2024 Repricing Term B-6 Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.16%, 11/06/2030 (aa)		1,485	1,481
Asurion LLC,
New B-9 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.53%, 07/31/2027 (aa)		1,820	1,819
New B-12 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.41%, 09/19/2030 (aa)		5,044	5,022
New Term B-13 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.41%, 09/19/2030 (aa)		1,524	1,513
New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.53%, 01/20/2029 (aa)		2,910	2,780
Truist Insurance Holdings LLC,
Amendment No.1 Replacement Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.75%, 05/06/2031 (aa)		538	537
Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 8.75%, 05/06/2032 (aa)		2,094	2,130

			15,282

Investment Companies — 0.1%
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.91%, 07/30/2031 (aa)		402	402
Artemis BidCo S.A.S., Facility B (EUR), (France), (EURIBOR 3 Month + 3.75%), 5.77%, 08/07/2032 (aa)	EUR	4,535	5,336
Grant Thornton Advisors LLC, 2025 EUR Incremental Term Loan, (EURIBOR + 3.25%), 09/23/2032 (u) (aa)	EUR	7,065	8,299

			14,037

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Real Estate — 0.0% (g)
CoreLogic, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.78%, 06/02/2028 (aa)		735	734

Total Financial			37,580

Government — 0.1%
Sovereign — 0.1%
Republic of Cote d’Ivoire, Term Loan, (EURIBOR 6 Month + 3.05%), 5.15%, 02/11/2034 (aa) (bb)	EUR	4,000	4,680
Republic of Tanzania, Term Loan, (CME Term SOFR 6 Month + 5.47%), 4.24%, 06/20/2030 (aa) (bb)		5,000	4,981

Total Government			9,661

Industrial — 0.3%
Aerospace/Defense — 0.0% (g)
TransDigm, Inc., Tranche M Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.50%, 08/19/2032 (u) (aa)		3,542	3,538

Building Materials — 0.0% (g)
Chariot Buyer LLC, Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.16%, 09/08/2032 (aa)		397	397
Quikrete Holdings, Inc., Tranche B-3 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 6.41%, 02/10/2032 (aa)		871	870
Wilsonart LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.25%, 08/05/2031 (aa)		1,617	1,561

			2,828

Electronics — 0.1%
LSF12 Crown US Commercial Bidco LLC, 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.66%, 12/02/2031 (u) (aa)		3,060	3,062
Pinnacle Buyer LLC,
Initial Term B Loan, (CME Term SOFR 3 Month + 2.50%), 6.68%, 10/01/2032 (u) (aa)		1,103	1,104
Delayed Draw Term B Loan, (CME Term SOFR 3 Month + 2.50%), 6.68%, 10/01/2032 (u) (aa)		212	213

			4,379

Engineering & Construction — 0.1%
Brand Industrial Services, Inc., Tranche C Term Loan, (CME Term SOFR 3 Month + 4.50%), 8.80%, 08/01/2030 (aa)		7,777	7,030

Machinery - Diversified — 0.1%
GrafTech Global Enterprises, Inc., Term Loan, (CME Term SOFR 1 Month + 6.00%), 10.16%, 12/21/2029 (aa)		1,352	1,373
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (Canada), (CME Term SOFR 6 Month + 3.75%), 7.92%, 02/15/2029 (aa)		3,753	3,760

			5,133

Metal Fabricate/Hardware — 0.0% (g)
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.66%, 08/16/2029 (aa)		553	555
Doncasters US Finance LLC, Initial Term Loan, (CME Term SOFR 3 Month + 6.50%), 10.50%, 04/23/2030 (aa)		2,197	2,218

			2,773

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Packaging & Containers — 0.0% (g)
Iris Holding, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 9.16%, 06/28/2028 (aa)	1,449	1,404
LABL, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 5.00%), 9.26%, 10/30/2028 (aa)	2,214	1,810

		3,214

Total Industrial		28,895

Technology — 0.8%
Computers — 0.2%
Atlas CC Acquisition Corp.,
Second Out Term B Loan, (CME Term SOFR 3 Month + 4.25%), 8.83%, 05/25/2029 (u) (aa)	1,422	810
Second Out Term C Loan, (CME Term SOFR 3 Month + 4.25%), 8.83%, 05/25/2029 (u) (aa)	204	116
Bingo Holdings I LLC, Term B Loan, (CME Term SOFR 3 Month + 4.75%), 8.75%, 06/30/2032 (u) (aa)	1,700	1,697
Clover Holdings 2 LLC, Initial Floating Rate Term Loan, (CME Term SOFR 1 Month + 3.75%), 7.94%, 12/09/2031 (aa)	4,988	4,986
McAfee Corp., Second Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.22%, 03/01/2029 (aa)	1,719	1,639
NCR Atleos Corp., New Term B Loan, (CME Term SOFR 3 Month + 3.00%), 7.03%, 04/16/2029 (aa)	683	683
X Corp., Tranche B-3 Term Loan (First Lien), 9.50%, 10/26/2029	5,045	5,057

		14,988

Semiconductors — 0.0% (g)
Gryphon Acquire NewCo LLC, Term Loan, (CME Term SOFR 6 Month + 3.00%), 6.88%, 09/10/2032 (aa)	2,663	2,669

Software — 0.6%
athenahealth Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.91%, 02/15/2029 (u) (aa)	6,033	6,018
Boxer Parent Co., Inc.,
2031 Replacement Dollar Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.20%, 07/30/2031 (aa)	622	621
Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.75%), 9.95%, 07/30/2032 (aa)	1,366	1,328
Central Parent LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.25%, 07/06/2029 (aa)	1,793	1,547
Cloud Software Group, Inc.,
Tenth Amendment Tranche B-2 Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.25%, 03/21/2031 (aa)	4,810	4,827
Tenth Amendment Tranche B-1 Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.25%, 08/13/2032 (aa)	1,349	1,353
Cotiviti, Inc.,
Initial Floating Rate Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.03%, 05/01/2031 (aa)	3,950	3,876
Initial Fixed Rate Term Loan, 7.63%, 05/01/2031 (u)	12,912	12,948
Ellucian Holdings, Inc.,
Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.91%, 10/09/2029 (aa)	385	385
Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 4.75%), 8.91%, 11/22/2032 (aa)	5,738	5,857
Finastra USA, Inc.,
Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 7.00%), 11.36%, 09/15/2033 (u) (aa)	1,454	1,444

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Software — continued
Initial USD Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 8.04%, 09/15/2032 (aa)	6,756	6,725
RealPage, Inc.,
Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.26%, 04/24/2028 (aa)	2,862	2,854
2024-1 Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.75%, 04/24/2028 (aa)	1,311	1,315
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 9.53%, 07/14/2028 (u) (aa)	1,641	1,452

		52,551

Total Technology		70,208

Utilities — 0.1%
Electric — 0.1%
Calpine Corp.,
2024 Term Loan (08/19), (CME Term SOFR 1 Month + 1.75%), 5.91%, 01/31/2031 (aa)	450	449
2024-2 Term Loan, (CME Term SOFR 1 Month + 1.75%), 5.91%, 02/15/2032 (aa)	1,624	1,622
CP Atlas Buyer, Inc., 2025 Term B Loan, (CME Term SOFR 1 Month + 5.25%), 9.41%, 07/08/2030 (aa)	1,046	1,023
Edgewater Generation LLC, 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.16%, 08/01/2030 (aa)	601	602
Heritage Power LLC, Term Loan, (CME Term SOFR 3 Month + 5.50%), 9.50%, 07/20/2028 (aa)	160	158

Total Utilities		3,854

Total Loan Assignments (Cost $435,266)		432,131

	NUMBER OF RIGHTS
Right — 0.0% (g)
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
SES SA, expiring 12/31/2049 (a) (bb) (Cost $0)	87	—	(h)

	NUMBER OF WARRANTS
Warrant — 0.0%
Communications — 0.0% (g)
Media — 0.0% (g)
Diamond Sports Group LLC, expiring 06/30/2026 (a) (bb) (Cost $0)	256	38

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 3.1%
Commercial Papers — 0.0% (g)
Crown Castle, Inc., 4.64%, 10/23/2025 (e) (n)	628	626
International Flavors & Fragrances, Inc., 4.43%, 11/24/2025 (e) (n)	560	556
Oracle Corp.
4.29%, 01/13/2026 (e) (n)	415	410
4.29%, 01/15/2026 (e) (n)	426	421

Total Commercial Papers		2,013

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Corporate Bonds — 0.0% (g)
Bunge Ltd. Finance Corp., 2.00%, 04/21/2026		1,000		988
Encore Issuances SA, (Luxembourg), Series 155, Reg. S, (EURIBOR 3 Month + 10.00%), 12.05%, 11/06/2025 (aa)	EUR	43		51
Kona Spc Ltd., (Cayman Islands), (EURIBOR 1 Year + 3.55%), 5.72%, 09/15/2026 (e) (aa)	EUR	1,000		1,180

Total Corporate Bonds				2,219

Time Deposits — 2.5%
Brown Brothers Harriman & Co.,
(0.60%), 10/01/2025	CHF	128		161
0.82%, 10/01/2025	SEK	93		10
2.14%, 10/02/2025	HKD	—	(h)	—	(h)
4.88%, 10/01/2025	ZAR	60		3
Citibank NA,
0.79%, 10/01/2025	EUR	38,099		44,731
2.92%, 10/01/2025	GBP	14,761		19,853
3.44%, 10/01/2025		102,850		102,850
Royal Bank of Canada, 1.33%, 10/01/2025	CAD	1		—	(h)
Sumitomo Mitsui Banking Corp.,
0.12%, 10/01/2025	JPY	6,901		47
3.44%, 10/01/2025		1,363		1,363
Sumitomo Mitsui Trust Bank Ltd., 3.44%, 10/01/2025		57,182		57,182

Total Time Deposits				226,200

U.S. Government Agency Security — 0.0% (g)
FHLB Discount Note, 3.95%, 12/26/2025 (n)		2,100		2,080

U.S. Treasury Obligations — 0.6%
U.S. Treasury Bills,
3.96%, 12/11/2025 (n)		1,000		992
3.96%, 12/04/2025 (n)		800		795
4.01%, 11/18/2025 (n)		4,800		4,775
4.02%, 11/25/2025 (n)		13,500		13,418
4.02%, 11/12/2025 (n) (ee)		3,100		3,086
4.09%, 10/23/2025 (n)		6,500		6,484
4.18%, 12/02/2025 (n)		1,300		1,291
4.18%, 10/21/2025 (n) (ee) (ii)		4,754		4,743
4.18%, 11/06/2025 (n) (ii)		900		896
4.23%, 10/09/2025 (n)		61		61
4.27%, 10/30/2025 (n)		6,100		6,080
4.28%, 10/14/2025 (n)		5,540		5,532
4.29%, 11/04/2025 (n)		500		498

Total U.S. Treasury Obligations				48,651

Total Short-Term Investments (Cost $281,153)				281,163

Total Investments — 99.0% (Cost - $8,628,049)				8,986,024
Other Assets in Excess of Liabilities — 1.0%				97,221

NET ASSETS — 100.0%				$9,083,245

Percentages indicated are based on net assets.

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro BOBL	705	12/2025	EUR	97,507	5
Euro BTP Italian Government Bonds	13	12/2025	EUR	1,812	17
Euro Schatz	1,228	12/2025	EUR	154,403	(166)
U.S. Treasury 2 Year Note	1,150	12/2025	USD	239,467	192
U.S. Treasury 5 Year Note	783	12/2025	USD	85,512	(12)
U.S. Treasury 10 Year Note	900	12/2025	USD	100,745	505
U.S. Treasury Long Bond	56	12/2025	USD	6,409	121
U.S. Treasury Ultra Bond	81	12/2025	USD	9,491	234
U.S. Ultra Treasury 10 Year Note	13	12/2025	USD	1,496	(—	)(h)

					896

Short Contracts
Euro BOBL	(1)	12/2025	EUR	(139)	—	(h)
Euro Bund	(23)	12/2025	EUR	(3,459)	(12)
Euro-Oat French Government Bonds	(4)	12/2025	EUR	(564)	(6)
U.S. Treasury 2 Year Note	(6)	12/2025	USD	(1,253)	3
U.S. Treasury 5 Year Note	(315)	12/2025	USD	(34,359)	(38)
U.S. Treasury Ultra Bond	(12)	12/2025	USD	(1,443)	3

					(50)

Total unrealized appreciation (depreciation)					846

Forward foreign currency exchange contracts outstanding as of September 30, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
TRY	6,916	USD	163	Barclays Bank plc	10/01/2025	4
BRL	4,250	USD	754	Citibank, NA*	10/02/2025	45
EUR	1,627	USD	1,907	Bank of America, NA	10/02/2025	4
EUR	89,222	USD	104,595	Barclays Bank plc	10/02/2025	156
USD	510	EUR	430	Citibank, NA	10/02/2025	5
USD	456	EUR	388	Citibank, NA	10/02/2025	—	(h)
USD	2,893	EUR	2,458	Morgan Stanley & Co.	10/02/2025	7
USD	1,511	GBP	1,118	Morgan Stanley & Co.	10/02/2025	7
TRY	7,125	USD	167	Barclays Bank plc	10/03/2025	4
PEN	6,822	USD	1,951	Morgan Stanley & Co.*	10/07/2025	14
TRY	2,702	USD	63	Barclays Bank plc	10/10/2025	2
TRY	5,348	USD	124	Barclays Bank plc	10/14/2025	3
TRY	31,089	USD	725	Barclays Bank plc	10/15/2025	15
EUR	8,181	USD	9,556	Citibank, NA	10/16/2025	57
EUR	7,491	USD	8,760	Citibank, NA	10/16/2025	42
EUR	19,000	USD	22,163	Citibank, NA	10/16/2025	164
EUR	7,000	USD	8,215	Citibank, NA	10/16/2025	11
EUR	2,700	USD	3,151	Citibank, NA	10/16/2025	22
USD	3,195	EUR	2,714	Citibank, NA	10/16/2025	5
USD	13,064	EUR	11,100	Citibank, NA	10/16/2025	21

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2025 (continued):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	3,765	EUR	3,201	Citibank, NA	10/16/2025	4
USD	11,766	EUR	10,000	Citibank, NA	10/16/2025	15
USD	4,723	EUR	3,982	Citibank, NA	10/16/2025	45
USD	3,380	EUR	2,854	Citibank, NA	10/16/2025	27
USD	17,628	EUR	15,000	Citibank, NA	10/16/2025	2
USD	7,669	EUR	6,500	Citibank, NA	10/16/2025	31
USD	15,416	EUR	13,000	Citibank, NA	10/16/2025	140
USD	8,402	EUR	7,121	Citibank, NA	10/16/2025	34
USD	4,702	EUR	3,977	Citibank, NA	10/16/2025	29
GBP	8,000	USD	10,661	Citibank, NA	10/16/2025	99
USD	238,186	GBP	174,906	Citibank, NA	10/16/2025	2,935
USD	2,793	GBP	2,055	Citibank, NA	10/16/2025	28
USD	3,504	GBP	2,598	Citibank, NA	10/16/2025	10
USD	172	GBP	128	Citibank, NA	10/16/2025	—	(h)
USD	4	INR	327	Citibank, NA*	10/17/2025	—	(h)
TRY	1,363	USD	32	Barclays Bank plc	10/20/2025	1
USD	1,178	EUR	1,000	Brown Brothers Harriman & Co.	10/21/2025	3
USD	3,529	EUR	3,000	Brown Brothers Harriman & Co.	10/21/2025	3
USD	14,171	EUR	12,000	Brown Brothers Harriman & Co.	10/21/2025	65
USD	588	EUR	500	Brown Brothers Harriman & Co.	10/21/2025	1
USD	1,177	EUR	1,000	Brown Brothers Harriman & Co.	10/21/2025	2
USD	4,703	EUR	4,000	Brown Brothers Harriman & Co.	10/21/2025	1
USD	162,637	EUR	138,000	Brown Brothers Harriman & Co.	10/21/2025	421
TRY	15,467	USD	359	Barclays Bank plc	10/21/2025	7
TRY	14,880	USD	346	Barclays Bank plc	10/22/2025	6
TRY	2,742	USD	63	Barclays Bank plc	10/27/2025	1
TRY	2,742	USD	63	Barclays Bank plc	10/27/2025	1
TRY	15,648	USD	361	Barclays Bank plc	10/31/2025	6
USD	2,012	EUR	1,701	Bank of America, NA	11/05/2025	11
USD	1,513	GBP	1,118	Citibank, NA	11/05/2025	9
TRY	56,684	USD	1,305	Barclays Bank plc	11/06/2025	18
TRY	73,119	USD	1,678	Barclays Bank plc	11/07/2025	27
TRY	71,870	USD	1,650	Barclays Bank plc	11/10/2025	22
TRY	96,863	USD	2,224	Barclays Bank plc	11/20/2025	12
TRY	3,524	USD	81	Barclays Bank plc	11/25/2025	—	(h)
NGN	3,871,150	USD	2,450	Citibank, NA	12/03/2025	86
TRY	73,382	USD	1,673	Barclays Bank plc	12/03/2025	4
TRY	3,646	USD	83	Barclays Bank plc	12/08/2025	—	(h)
NGN	3,277,595	USD	2,080	Citibank, NA	12/09/2025	62
NGN	2,826,683	USD	1,787	Citibank, NA	12/09/2025	60
USD	3,557	EUR	3,000	Brown Brothers Harriman & Co.	12/10/2025	21
USD	59,054	GBP	43,600	Brown Brothers Harriman & Co.	12/10/2025	409
TRY	3,671	USD	83	Barclays Bank plc	12/10/2025	—	(h)
USD	566	CHF	446	Morgan Stanley & Co.	12/17/2025	—	(h)
USD	132	CZK	2,711	Citibank, NA	12/17/2025	1
USD	154	CZK	3,185	Morgan Stanley & Co.	12/17/2025	—	(h)
USD	158	CZK	3,258	Morgan Stanley & Co.	12/17/2025	1
USD	88,217	EUR	74,581	Morgan Stanley & Co.	12/17/2025	264

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2025 (continued):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	434	EUR	368	UBS AG London	12/17/2025	—	(h)
USD	3,158	EUR	2,673	UBS AG London	12/17/2025	5
USD	1,157	EUR	980	UBS AG London	12/17/2025	1
USD	12,016	GBP	8,860	Morgan Stanley & Co.	12/17/2025	99
USD	1,824	GBP	1,346	Morgan Stanley & Co.	12/17/2025	14
MXN	74,243	USD	3,935	Barclays Bank plc	12/17/2025	86
MXN	2,344	USD	126	Citibank, NA	12/17/2025	1
MXN	4,618	USD	247	Morgan Stanley & Co.	12/17/2025	3
MXN	88,675	USD	4,651	Morgan Stanley & Co.	12/17/2025	151
BRL	4,347	USD	794	Citibank, NA*	01/05/2026	4

Total unrealized appreciation						5,876

USD	83	TRY	3,448	Barclays Bank plc	10/01/2025	(—	)(h)
USD	794	BRL	4,255	Citibank, NA*	10/02/2025	(5)
BRL	5	USD	1	Citibank, NA*	10/02/2025	(—	)(h)
EUR	1,701	USD	2,008	Bank of America, NA	10/02/2025	(11)
USD	102,434	EUR	87,573	Barclays Bank plc	10/02/2025	(382)
USD	1,995	EUR	1,701	Goldman Sachs International	10/02/2025	(2)
GBP	1,118	USD	1,513	Citibank, NA	10/02/2025	(9)
USD	4,644	ZAR	80,430	Citibank, NA	10/02/2025	(13)
USD	1,915	PEN	6,822	Barclays Bank plc*	10/07/2025	(50)
USD	370,792	EUR	317,000	Citibank, NA	10/16/2025	(1,713)
EUR	6,200	USD	7,304	Citibank, NA	10/16/2025	(18)
EUR	16,000	USD	18,923	Citibank, NA	10/16/2025	(121)
EUR	18,000	USD	21,328	Citibank, NA	10/16/2025	(177)
EUR	80,000	USD	94,483	Citibank, NA	10/16/2025	(475)
USD	374,199	EUR	319,899	Citibank, NA	10/16/2025	(1,714)
USD	369,628	EUR	316,000	Citibank, NA	10/16/2025	(1,702)
USD	371,969	EUR	318,000	Citibank, NA	10/16/2025	(1,711)
EUR	6,221	USD	7,329	Citibank, NA	10/16/2025	(18)
USD	44,873	EUR	38,250	Citibank, NA	10/16/2025	(74)
USD	2,341	EUR	2,000	Citibank, NA	10/16/2025	(9)
USD	6,443	EUR	5,500	Citibank, NA	10/16/2025	(20)
USD	6,261	EUR	5,395	Citibank, NA	10/16/2025	(79)
USD	8,206	EUR	7,000	Citibank, NA	10/16/2025	(19)
USD	9,261	EUR	7,949	Citibank, NA	10/16/2025	(79)
USD	3,297	EUR	2,819	Citibank, NA	10/16/2025	(16)
USD	9,578	EUR	8,221	Citibank, NA	10/16/2025	(83)
GBP	5,000	USD	6,822	Citibank, NA	10/16/2025	(97)
USD	1,330	GBP	1,000	Citibank, NA	10/16/2025	(15)
GBP	5,000	USD	6,806	Citibank, NA	10/16/2025	(81)
GBP	4,800	USD	6,507	Citibank, NA	10/16/2025	(51)
GBP	9,000	USD	12,297	Citibank, NA	10/16/2025	(192)
INR	498	USD	6	Bank of America, NA*	10/17/2025	(—	)(h)
INR	363	USD	4	Citibank, NA*	10/17/2025	(—	)(h)
INR	440	USD	5	Citibank, NA*	10/17/2025	(—	)(h)
INR	443	USD	5	Citibank, NA*	10/17/2025	(—	)(h)
INR	1,327	USD	15	Citibank, NA*	10/17/2025	(—	)(h)
INR	1,410	USD	16	Morgan Stanley & Co.*	10/17/2025	(—	)(h)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2025 (continued):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	11,489	EUR	10,000	Brown Brothers Harriman & Co.	10/21/2025	(266)
USD	3,477	EUR	3,000	Brown Brothers Harriman & Co.	10/21/2025	(49)
USD	1,170	EUR	1,000	Brown Brothers Harriman & Co.	10/21/2025	(6)
USD	1,165	EUR	1,000	Brown Brothers Harriman & Co.	10/21/2025	(10)
USD	104,806	EUR	89,222	Barclays Bank plc	11/04/2025	(166)
INR	328	USD	4	Citibank, NA*	11/19/2025	(—	)(h)
USD	3,820	ZAR	66,746	Bank of America, NA	11/20/2025	(31)
USD	3,111	ZAR	54,783	Barclays Bank plc	11/20/2025	(50)
USD	404	PEN	1,495	Citibank, NA*	12/05/2025	(26)
USD	202	PEN	748	Citibank, NA*	12/05/2025	(13)
USD	2,406	CHF	1,900	Brown Brothers Harriman & Co.	12/10/2025	(1)
USD	181,132	EUR	154,000	Brown Brothers Harriman & Co.	12/10/2025	(407)
USD	384	EUR	327	Barclays Bank plc	12/17/2025	(1)
USD	119	EUR	101	Barclays Bank plc	12/17/2025	1
USD	5,608	EUR	4,758	Citibank, NA	12/17/2025	(3)
USD	9,254	MXN	171,760	Citibank, NA	12/17/2025	(48)
USD	1,663	PEN	5,957	Bank of America, NA*	12/17/2025	(49)
USD	1,947	PEN	6,822	Morgan Stanley & Co.*	12/17/2025	(14)
KZT	1,121,260	USD	2,000	Citibank, NA	12/24/2025	(11)
USD	2,193	PEN	7,819	Citibank, NA*	05/26/2026	(43)

Total unrealized depreciation						(10,129)

Net unrealized appreciation (depreciation)						(4,253)

*	Non-deliverable forward.

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2025:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Pay	01/04/2027	BRL	69,400	—	(1,236)	(1,236)
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Receive	01/04/2027	BRL	69,400	—	(74)	(74)
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Pay	01/04/2027	BRL	45,000	—	(389)	(389)
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Pay	01/04/2027	BRL	3,500	—	(31)	(31)
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Receive	01/04/2027	BRL	50,600	—	519	519
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Pay	01/02/2029	BRL	30,600	—	(19)	(19)
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Pay	01/02/2029	BRL	28,300	—	72	72

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2025 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Pay	01/02/2029	BRL	28,300	—	57	57
Czech Interbank Offered Rates 6 Month	4.25% annually	Pay	04/18/2029	CZK	199,400	247	(84)	163
Czech Interbank Offered Rates 6 Month	3.53% annually	Pay	07/15/2029	CZK	426,900	34	(266)	(232)
Czech Interbank Offered Rates 6 Month	3.08% annually	Pay	10/03/2029	CZK	56,700	47	(2)	45
Czech Interbank Offered Rates 6 Month	3.49% annually	Pay	10/30/2029	CZK	222,300	(66)	98	32
Czech Interbank Offered Rates 6 Month	3.36% annually	Receive	05/29/2030	CZK	703,200	321	478	799
EURIBOR 6 Month	2.82% annually	Receive	06/26/2029	EUR	24,900	803	(195)	608
EURIBOR 6 Month	2.50% annually	Pay	03/18/2031	EUR	30,300	(74)	(24)	(98)
EURIBOR 6 Month	2.75% annually	Pay	03/18/2036	EUR	8,900	68	(50)	18
EURIBOR 6 Month	3.00% annually	Receive	03/18/2056	EUR	8,590	(172)	2	(170)
United States SOFR	3.75% annually	Receive	06/20/2029	USD	25,300	75	(389)	(314)
United States SOFR	3.75% annually	Receive	12/18/2029	USD	17,300	14	164	178
United States SOFR	3.75% annually	Pay	12/18/2029	USD	21,100	46	171	217
United States SOFR	3.00% annually	Pay	03/19/2030	USD	14,100	(764)	447	(317)
United States SOFR	3.25% annually	Pay	06/18/2030	USD	2,700	38	(15)	23
United States SOFR	3.75% annually	Pay	06/20/2034	USD	4,100	— (h)	(43)	(43)
United States SOFR	3.75% annually	Pay	06/20/2034	USD	29,800	(311)	625	314
United States SOFR	3.75% annually	Receive	12/18/2034	USD	7,100	294	(255)	39
United States SOFR	3.75% annually	Receive	06/20/2039	USD	700	39	(32)	7
United States SOFR	3.50% annually	Pay	06/20/2054	USD	18,600	(374)	(1,100)	(1,474)
United States SOFR	3.25% annually	Receive	06/18/2055	USD	700	(96)	9	(87)

Total						169	(1,562)	(1,393)

(a)	Value of floating rate index as of September 30, 2025 was as follows:

FLOATING RATE INDEX
Brazil Cetip DI Interbank Deposite 1 Year	14.90%
Czech Interbank Offered Rates 6 Month	3.50%
EURIBOR 6 Month	2.10%
United States SOFR	4.24%

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of September 30, 2025:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Republic of Turkiye, 11.88%, 01/15/2030	1.00	Quarterly	Barclays Bank plc Wholesale	12/20/2025	0.63	USD	3,300	1	3	4
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2026	0.64	EUR	10	1	(1)	(—	)(h)
Adler Real Estate, 3.00%, 04/27/2026	5.00	Quarterly	Goldman Sachs	06/20/2026	3.13	EUR	100	(3)	5	2
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Barclays Bank plc Wholesale	06/20/2026	1.24	USD	300	(9)	9	(—	)(h)
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Citibank, NA	06/20/2026	1.24	USD	600	(20)	19	(1)
Benin Government International Bond, 6.88%, 01/19/2052	1.00	Quarterly	Barclays Bank plc Wholesale	06/20/2026	1.08	USD	1,000	(34)	34	(—	)(h)
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Citibank, NA	06/20/2026	1.24	USD	325	(10)	10	(—	)(h)
Benin Government International Bond, 6.88%, 01/19/2052	1.00	Quarterly	Citibank, NA	06/20/2026	1.08	USD	175	(6)	6	(—	)(h)
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2027	0.86	EUR	70	2	4	6
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Barclays Bank plc Wholesale	06/20/2027	0.86	EUR	49	2	3	5
State of Israel, 2.88%, 03/16/2026	1.00	Quarterly	Citibank, NA	06/20/2027	0.41	USD	4,600	(26)	73	47
Republic of Argentina, 1.00%, 07/09/2029	5.00	Quarterly	Morgan Stanley Capital Service	06/20/2027	15.08	USD	1,000	(121)	(28)	(149)
Republic of Argentina, 1.00%, 07/09/2029	5.00	Quarterly	Bank of America, NA	06/20/2027	15.08	USD	700	(91)	(13)	(104)
Adler Real Estate AG, 2.13%, 02/06/2024	5.00	Quarterly	Bank of America, NA	12/20/2027	2.37	EUR	200	(50)	63	13
Benin Government International Bond, 6.88%, 01/19/2052	1.00	Quarterly	Citibank, NA	06/20/2028	2.18	USD	400	(27)	15	(12)
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	Quarterly	Barclays Bank plc Wholesale	06/20/2029	1.95	EUR	127	16	— (h)	16
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2029	1.95	EUR	100	12	1	13
ITRX EUR XOVER 12/29	5.00	Quarterly	BNP Paribas	12/20/2029	1.55	EUR	307	39	(2)	37
ITRX EUR XOVER 12/29	5.00	Quarterly	Goldman Sachs	12/20/2029	2.32	EUR	164	26	(6)	20
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	Quarterly	Goldman Sachs	12/20/2029	2.28	EUR	419	31	22	53
Romanian Government International Bond, 2.75%, 02/26/2026	1.00	Quarterly	Barclays Bank plc Wholesale	12/20/2029	1.32	USD	1,800	(79)	57	(22)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of September 30, 2025 (continued):

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	1.29	USD	1,100	(40)	26		(14)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank plc Wholesale	06/20/2030	1.29	USD	2,800	(98)	64		(34)
Saudi International Bond, 4.75%, 01/16/2030	1.00	Quarterly	Barclays Bank plc Wholesale	06/20/2030	0.63	USD	19,600	273	44		317
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	3.13	USD	325	(41)	12		(29)
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Citibank, NA	06/20/2030	3.13	USD	575	(73)	23		(50)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Citibank, NA	06/20/2030	1.29	USD	300	(11)	7		(4)
Zegona Finance plc, 6.75%, 07/15/2029	5.00	Quarterly	BNP Paribas	06/20/2030	1.48	EUR	69	12	1		13
Republic o Nigeria, 6.13%, 09/28/2028	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	3.94	USD	120	(32)	18		(14)
Republic of Indonesia, 2.15%, 07/28/2031	1.00	Quarterly	Morgan Stanley Capital Service	12/20/2030	0.82	USD	7,600	60	6		66
Virgin Media Finance plc, 3.75%, 07/15/2030	5.00	Quarterly	Goldman Sachs	12/20/2030	3.28	EUR	65	6	(—	)(h)	6
Republic of Brazil, 3.75%, 09/12/2031	1.00	Quarterly	Bank of America, NA	06/20/2035	2.23	USD	200	(27)	9		(18)
Republic of Brazil, 3.75%, 09/12/2031	1.00	Quarterly	Citibank, NA	06/20/2035	2.23	USD	600	(83)	27		(56)

Total								(400)	511		111

OTC Credit Default Swaps contracts outstanding — buy protection (2) as of September 30, 2025:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Morocco Government International Bond, 3.00%, 12/15/2032	1.00	Quarterly	Barclays Bank plc Wholesale	06/20/2029	0.50	USD	2,700	—	(48)	(48)
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2029	0.64	USD	3,400	25	(69)	(44)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank plc Wholesale	06/20/2029	1.04	USD	50	2	(2)	(—	)(h)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	06/20/2029	1.04	USD	1,100	26	(24)	2
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	12/20/2029	1.14	USD	1,000	35	(29)	6
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank plc Wholesale	12/20/2029	1.14	USD	400	12	(11)	1

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — buy protection (2) as of September 30, 2025 (continued):

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	Quarterly	Barclays Bank plc Wholesale	06/20/2034	0.96	USD	8,500	(94)	68	(26)
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2034	0.96	USD	5,200	(58)	43	(15)
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Barclays Bank plc Wholesale	06/20/2035	1.61	USD	1,100	73	(22)	51
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Citibank, NA	06/20/2035	1.61	USD	1,200	82	(25)	57
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Bank of America, NA	06/20/2035	1.61	USD	1,550	107	(34)	73
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2035	1.61	USD	650	45	(14)	31

Total								255	(167)	88

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of September 30, 2025:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.EM.40 12/28	1.00	Quarterly	12/20/2028	1.06	USD	2,200	(73)	70	(3)
CDX.NA.IG.41-V1	1.00	Quarterly	12/20/2028	0.31	USD	820	8	10	18
CDX.EM HY.40 12/28	1.00	Quarterly	12/20/2028	1.85	USD	15,600	(1,417)	1,026	(391)
CDX.EM.41 06/29	1.00	Quarterly	06/20/2029	1.15	USD	700	(26)	23	(3)
CDX.NA.IG.42-V1	1.00	Quarterly	06/20/2029	0.37	USD	13,301	282	14	296
CDX.EM HY.42 12/29	1.00	Quarterly	12/20/2029	2.08	USD	25,000	(1,913)	905	(1,008)
CDX.NA.IG.43	1.00	Quarterly	12/20/2029	0.42	USD	6,675	142	12	154
CDX.NA.HY.45 12/30	5.00	Quarterly	12/20/2030	3.22	USD	99,952	7,608	161	7,769
CDX.NA.HY.45 12/30	5.00	Quarterly	12/20/2030	3.22	USD	79,260	6,024	136	6,160
CDX.NA.HY.45 12/30	5.00	Quarterly	12/20/2030	3.22	USD	7,300	564	3	567

Total							11,199	2,360	13,559

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (2) as of September 30, 2025:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.EM.42 12/29	1.00	Quarterly	12/20/2029	1.22	USD	10,000	238	(156)	82

Total							238	(156)	82

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2025.
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
DN	—	Discount Notes
EURIBOR	—	Euro Interbank Offered Rate
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
ITRX	—	Markit iTraxx index
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2025.

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(a)	—	Non-income producing security.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(n)	—	The rate shown is the effective yield as of September 30, 2025.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	—	All or a portion of the security is unsettled as of September 30, 2025. Unless otherwise indicated, the coupon rate is undetermined.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2025.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2025.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2025.
(bb)	—	Security has been valued using significant unobservable inputs.
(ee)	—	Approximately $5,439 of these investments are restricted as collateral for swaps to various brokers.
(ff)	—	Approximately $47 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(ii)	—	Approximately $94 of these investments are restricted as collateral for forwards to Morgan Stanley Capital Services LLC.
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
KZT	—	Kazakhstan tenge
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PYG	—	Paraguayan Guarani
SEK	—	Swedish Krona
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Long Positions — 125.6%
Asset-Backed Securities — 8.0%
Automobile ABS — 0.9%
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 03/15/2028 (e)	1,995	1,999
Carvana Auto Receivables Trust,
Series 2021-N1, Class F, 4.55%, 01/10/2028 (e)	305	303
Series 2021-N2, Class E, 2.90%, 03/10/2028 (e)	492	482
Series 2024-N3, Class A2, 4.84%, 12/10/2027 (e)	82	82
Series 2024-N3, Class A3, 4.53%, 01/10/2029 (e)	240	240
Series 2024-N3, Class B, 4.67%, 12/10/2030 (e)	240	241
Series 2024-N3, Class C, 4.90%, 12/10/2030 (e)	240	241
Series 2024-P1, Class A3, 5.05%, 04/10/2029 (e)	5,100	5,131
Series 2024-P4, Class A2, 4.62%, 02/10/2028	734	734
Series 2024-P4, Class A3, 4.64%, 01/10/2030	1,600	1,611
Series 2024-P4, Class A4, 4.74%, 12/10/2030	1,600	1,624
Flagship Credit Auto Trust, Series 2024-3, Class A, 4.88%, 11/15/2028 (e)	1,180	1,183
GM Financial Automobile Leasing Trust, Series 2024-3, Class A2A, 4.29%, 01/20/2027	67	67
Total Automobile ABS		13,938

Home Equity ABS — 2.2%
ACE Securities Corp. Home Equity Loan Trust Series, Series 2005-HE3, Class M4, (CME Term SOFR 1 Month + 1.06%), 5.22%, 05/25/2035 (aa)	1,274	1,177
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A3, (CME Term SOFR 1 Month + 0.71%), 4.87%, 10/25/2036 (aa)	2,823	1,648
CWABS Asset-Backed Certificates Trust, Series 2006-2, Class M2, (CME Term SOFR 1 Month + 0.74%), 4.90%, 06/25/2036 (aa)	2,103	2,018
EFMT,
Series 2024-CES1, Class A1, SUB, 5.52%, 01/26/2060 (e)	5,570	5,615
Series 2025-CES1, Class A1A, SUB, 5.73%, 01/25/2060 (e)	3,563	3,606
Series 2025-CES2, Class A1A, SUB, 5.66%, 02/25/2060 (e)	3,052	3,084
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/01/2034 (e) (z)	214	214
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, (CME Term SOFR 1 Month + 0.41%), 4.57%, 08/25/2036 (aa)	7,729	3,256
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A3, (CME Term SOFR 1 Month + 0.43%), 4.59%, 09/25/2036 (aa)	2,100	535
Master Asset Backed Securities Trust, Series 2007-HE1, Class A4, (CME Term SOFR 1 Month + 0.67%), 4.83%, 05/25/2037 (aa)	436	372
Merrill Lynch Mortgage Investors Trust Series, Series 2006-HE6, Class A2B, (CME Term SOFR 1 Month + 0.41%), 4.11%, 11/25/2037 (aa)	8,659	2,709
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M6, (CME Term SOFR 1 Month + 1.16%), 5.32%, 04/25/2035 (aa)	1,563	1,468
Newcastle Mortgage Securities Trust, Series 2006-1, Class M6, (CME Term SOFR 1 Month + 0.97%), 5.13%, 03/25/2036 (aa)	2,935	2,818
Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, (CME Term SOFR 1 Month + 0.25%), 4.41%, 03/25/2037 (aa)	538	494
RCKT Mortgage Trust,
Series 2024-CES7, Class A1A, SUB, 5.16%, 10/25/2044 (e)	92	93
Series 2025-CES1, Class A1A, SUB, 5.65%, 01/25/2045 (e)	2,769	2,802
Series 2025-CES3, Class A1A, SUB, 5.55%, 03/25/2055 (e)	2,977	3,013

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Home Equity ABS — continued
Renaissance Home Equity Loan Trust, Series 2005-1, Class AF5, SUB, 5.95%, 05/25/2035		228	229
Total Home Equity ABS			35,151

Other ABS — 4.5%
522 Funding CLO 2020-6 Ltd., (Cayman Islands), Series 2020-6A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 5.52%, 10/23/2034 (e) (aa)		3,200	3,204
AMMC CLO 24 Ltd., (Cayman Islands), Series 2021-24A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.53%, 01/20/2035 (e) (aa)		3,200	3,205
Anchorage Capital CLO 20 Ltd., (Cayman Islands), Series 2021-20A, Class A1R, (CME Term SOFR 3 Month + 1.10%), 5.43%, 01/20/2035 (e) (aa)		3,300	3,302
Anchorage Credit Funding 12 Ltd., (Cayman Islands), Series 2020-12A, Class A1, 3.18%, 10/25/2038 (e)		1,000	971
Anchorage Credit Funding 4 Ltd., (Cayman Islands), Series 2016-4A, Class AR, 2.72%, 04/27/2039 (e)		1,000	961
Arbour CLO VII DAC, (Ireland), Series 7A, Class BR, (EURIBOR 3 Month + 2.05%), 2.05%, 12/15/2038 (e) (aa)	EUR	1,000	1,175
Ares XXVII CLO Ltd., (Cayman Islands), Series 2013-2A, Class AR3, (CME Term SOFR 3 Month + 1.15%), 5.46%, 10/28/2034 (e) (aa)		3,100	3,104
Bain Capital Credit CLO 2021-3 Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.06%), 5.38%, 07/24/2034 (e) (aa)		1,500	1,501
Bain Capital Credit CLO 2021-5 Ltd., (Cayman Islands), Series 2021-5A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 5.47%, 10/23/2034 (e) (aa)		3,000	3,002
BBAM European CLO I DAC, (Ireland), Series 1A, Class AR, (EURIBOR 3 Month + 0.87%), 0.87%, 07/22/2034 (e) (aa)	EUR	250	294
Canyon CLO 2020-1 Ltd., (Cayman Islands), Series 2020-1A, Class AR2, (CME Term SOFR 3 Month + 1.08%), 5.40%, 07/15/2034 (e) (aa)		3,200	3,201
CQS US CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.53%, 01/20/2035 (e) (aa)		3,200	3,211
Elmwood CLO 15 Ltd., (Jersey), Series 2022-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 5.41%, 04/22/2035 (e) (aa)		900	903
Fortress Credit Bsl X Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.10%), 0.00%, 04/20/2033 (e) (w) (aa)		5,300	5,302
GoodLeap Home Improvement Solutions Trust, Series 2025-2A, Class A, 5.32%, 06/20/2049 (e)		3,282	3,319
Greywolf CLO III Ltd., (Cayman Islands),
Series 2020-3RA, Class A1R2, (CME Term SOFR 3 Month + 1.23%), 5.56%, 04/22/2033 (e) (aa)		488	489
Series 2020-3RA, Class A2R2, (CME Term SOFR 3 Month + 1.85%), 6.18%, 04/22/2033 (e) (aa)		500	500
ICG US CLO 2021-3 Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 5.48%, 10/20/2034 (e) (aa)		3,300	3,302
LCM Ltd., (Cayman Islands), Series 31A, Class AR, (CME Term SOFR 3 Month + 1.28%), 5.61%, 07/20/2034 (e) (aa)		250	250
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/2064 (e)		3,096	3,140
Mountain View CLO XIV Ltd., (Cayman Islands), Series 2019-1A, Class A1R, (CME Term SOFR 3 Month + 1.16%), 6.81%, 10/15/2034 (e) (aa)		3,200	3,204
OFSI BSL X Ltd., (Cayman Islands), Series 2021-10A, Class AR, (CME Term SOFR 3 Month + 1.27%), 5.60%, 04/20/2034 (e) (aa)		3,000	3,002
Pagaya AI Debt Grantor Trust,
Series 2024-10, Class A, 5.18%, 06/15/2032 (e)		585	588

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Other ABS — continued
Series 2024-10, Class B, 5.75%, 06/15/2032 (e)		1,109	1,117
Series 2024-10, Class C, 5.99%, 06/15/2032 (e)		1,216	1,225
Series 2024-11, Class A, 5.09%, 07/15/2032 (e)		956	961
Series 2024-11, Class B, 5.64%, 07/15/2032 (e)		370	373
Series 2024-11, Class C, 5.87%, 07/15/2032 (e)		448	451
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.05%, 10/15/2039 (e)		180	181
PK ALIFT Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, 11/15/2042 (e)		2,900	2,918
Providus CLO II DAC, (Ireland), Series 2A, Class ARR, (EURIBOR 3 Month + 1.16%), 1.16%, 10/15/2038 (e) (aa)	EUR	250	294
Reach ABS Trust, Series 2025-2A, Class A, 4.93%, 08/18/2032 (e)		1,881	1,889
Romark CLO—IV Ltd., (Cayman Islands), Series 2021-4A, Class A1R, (CME Term SOFR 3 Month + 1.14%), 0.00%, 07/10/2034 (e) (w) (aa)		2,200	2,201
Sagard-Halseypoint CLO 8 Ltd., (Cayman Islands), Series 2024-8A, Class A1, (CME Term SOFR 3 Month + 1.39%), 5.70%, 01/30/2038 (e) (aa)		1,000	1,004
Trinitas CLO XIX Ltd., (Bermuda), Series 2022-19A, Class A1R, (CME Term SOFR 3 Month + 1.11%), 5.44%, 10/20/2033 (e) (aa)		3,200	3,205
Venture 44 CLO Ltd., (Cayman Islands), Series 2021-44A, Class A1NR, (CME Term SOFR 3 Month + 1.14%), 5.47%, 10/20/2034 (e) (aa)		3,200	3,201
Total Other ABS			70,150

Student Loan ABS — 0.4%
SMB Private Education Loan Trust,
Series 2018-A, Class B, 3.96%, 07/15/2042 (e)		3,400	3,338
Series 2024-A, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.82%, 03/15/2056 (e) (aa)		3,198	3,232
Total Student Loan ABS			6,570

Total Asset-Backed Securities (Cost $128,678)			125,809

Collateralized Mortgage Obligations — 19.4%
Agency Collateral CMO — 12.6%
FHLMC REMICS,
Series 4136, Class QS, IF, IO, (6.14% - United States 30 Day Average SOFR), 1.76%, 07/15/2042 (aa)		807	81
Series 4851, Class PF, (United States 30 Day Average SOFR + 0.51%), 4.89%, 08/15/2057 (aa)		747	718
Series 5008, Class DI, IO, 3.00%, 09/25/2050		593	85
Series 5010, Class IK, IO, 2.50%, 09/25/2050		59	9
Series 5010, Class JI, IO, 2.50%, 09/25/2050		213	35
Series 5013, Class IN, IO, 2.50%, 09/25/2050		70	12
Series 5038, Class MI, IO, 4.00%, 11/25/2050		4,319	909
Series 5040, Class CI, IO, 4.00%, 11/25/2050		6,656	1,435
Series 5059, Class IB, IO, 2.50%, 01/25/2051		674	116
Series 5069, Class MI, IO, 2.50%, 02/25/2051		5,510	838
Series 5070, Class CI, IO, 2.00%, 02/25/2051		67,069	9,140
Series 5071, Class IH, IO, 2.50%, 02/25/2051		578	75
Series 5152, Class IC, IO, 3.00%, 10/25/2051		15,271	2,679
Series 5196, Class DI, IO, 3.00%, 02/25/2052		16,877	2,773
Series 5229, Class KI, IO, 4.50%, 08/25/2049		2,348	377
Series 5273, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.61%, 11/25/2052 (aa)		1,469	1,469
Series 5274, Class IO, IO, 2.50%, 01/25/2051		586	99

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 5426, Class BI, IO, (), 1.41%, 04/15/2049 (z)	34,676	1,401
Series 5471, Class FH, (United States 30 Day Average SOFR + 1.30%), 5.66%, 11/25/2054 (aa)	11,898	11,953
Series 5479, Class FA, (United States 30 Day Average SOFR + 1.20%), 5.56%, 12/25/2054 (aa)	11,560	11,617
Series 5510, Class FM, (United States 30 Day Average SOFR + 1.15%), 5.51%, 02/25/2055 (aa)	1,988	1,996
Series 5526, Class AI, IO, 4.50%, 06/25/2050	843	190
Series 5526, Class DI, IO, 4.50%, 02/15/2051	41,259	9,620
Series 5534, Class FP, (United States 30 Day Average SOFR + 1.30%), 5.66%, 05/25/2055 (aa)	9,050	8,995
Series 5564, Class FB, (United States 30 Day Average SOFR + 1.20%), 5.56%, 08/25/2055 (aa)	99	100
Series 5583, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.60%, 10/25/2055 (aa)	10,000	10,006
FHLMC Strips,
Series 358, Class PO, PO, Zero Coupon, 10/15/2047	1,403	1,063
Series 362, Class C4, IO, 3.00%, 12/15/2047	8,152	1,359
Series 397, Class C52, IO, 5.00%, 01/25/2053	424	90
Series 408, Class C64, IO, 5.00%, 09/25/2053	2,327	500
FNMA Interest Strip,
Series 427, Class C21, IO, 2.00%, 03/25/2050	1,459	187
Series 428, Class C14, IO, 2.50%, 01/25/2048	759	87
Series 429, Class C10, IO, 1.50%, 04/25/2037	3,113	169
Series 438, Class C28, IO, 5.00%, 08/25/2053	1,942	415
Series 439, Class C25, IO, 5.00%, 09/25/2053	872	186
Series 440, Class C50, IO, 4.50%, 10/25/2053	5,250	1,176
Series 440, Class C54, IO, 5.00%, 11/25/2053	34,592	7,465
FNMA REMICS,
Series 2014-2, Class PO, PO, Zero Coupon, 01/25/2041	1,824	1,438
Series 2020-61, Class FB, (United States 30 Day Average SOFR + 0.41%), 4.50%, 09/25/2050 (aa)	335	313
Series 2020-89, Class DI, IO, 2.50%, 12/25/2050	1,680	264
Series 2020-89, Class IG, IO, 3.00%, 12/25/2050	8,798	1,494
Series 2021-3, Class NI, IO, 2.50%, 02/25/2051	633	96
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	12,497	2,123
Series 2022-78, Class FC, (United States 30 Day Average SOFR + 1.25%), 5.61%, 11/25/2052 (aa)	2,350	2,341
Series 2023-2, Class DI, IO, 2.00%, 05/25/2051	85,945	11,283
Series 2024-6, Class IO, IO, 3.50%, 11/25/2051	669	123
Series 2024-18, Class IO, IO, 4.00%, 11/25/2049	2,559	436
Series 2024-67, Class FA, (United States 30 Day Average SOFR + 1.17%), 5.53%, 09/25/2054 (aa)	12,268	12,285
Series 2024-100, Class FB, (United States 30 Day Average SOFR + 1.35%), 5.71%, 01/25/2055 (aa)	25,307	25,464
Series 2024-100, Class FD, (United States 30 Day Average SOFR + 1.45%), 5.81%, 06/25/2054 (aa)	16,621	16,695
Series 2025-18, Class SM, IF, IO, (7.10% - United States 30 Day Average SOFR), 2.74%, 09/25/2054 (aa)	33,913	2,864

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2025-35, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.36%, 05/25/2055 (aa)	9,314	9,363
Series 2025-49, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.16%, 06/25/2055 (aa)	1,257	1,249
GNMA,
Series 2016-H24, Class KF, (CME Term SOFR 1 Year + 0.97%), 4.78%, 11/20/2066 (aa)	196	197
Series 2017-H16, Class F, (CME Term SOFR 1 Year + 0.77%), 4.63%, 08/20/2067 (aa)	146	146
Series 2018-H09, Class FA, (CME Term SOFR 1 Year + 1.22%), 4.98%, 04/20/2068 (aa)	428	433
Series 2021-H05, Class AF, (United States 30 Day Average SOFR + 1.50%), 5.89%, 03/20/2071 (aa)	989	1,013
Series 2022-H11, Class FE, (United States 30 Day Average SOFR + 0.78%), 5.17%, 05/20/2072 (aa)	887	885
Series 2022-H16, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.29%, 08/20/2072 (aa)	939	939
Series 2025-105, Class WF, (United States 30 Day Average SOFR + 1.00%), 5.39%, 06/20/2055 (aa)	2,454	2,464
Series 2025-134, Class NF, (United States 30 Day Average SOFR + 1.05%), 5.44%, 08/20/2055 (aa)	14,987	14,946
Total Agency Collateral CMO		198,279

Agency Collateral PAC CMO — 0.1%
FHLMC REMICS,
Series 5018, Class IO, IO, 3.50%, 10/25/2050	6,632	1,148
Series 5564, Class PF, (United States 30 Day Average SOFR + 1.20%), 5.56%, 08/25/2055 (aa)	99	100
Total Agency Collateral PAC CMO		1,248

WL Collateral CMO — 6.7%
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00%, 10/25/2054 (e) (z)	1,876	1,843
CIM TRUST, Series 2025-R1, Class A1, SUB, 5.00%, 02/25/2099 (e)	3,039	3,023
CSMC Trust,
Series 2017-RPL1, Class A2, 2.97%, 07/25/2057 (e) (z)	3,300	3,101
Series 2021-RPL2, Class A1, 2.00%, 01/25/2060 (e)	1,922	1,702
Series 2021-RPL3, Class A1, 2.00%, 01/25/2060 (e) (z)	1,089	966
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, SUB, 4.10%, 07/25/2065 (e)	3,728	3,630
Merrill Lynch Alternative Note Asset Trust Series, Series 2007-OAR5, Class 1A1, 3.46%, 10/25/2047 (z)	2,439	603
MFA Trust, Series 2022-RPL1, Class A1, 3.30%, 08/25/2061 (e) (z)	1,777	1,674
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A6S, SUB, 6.20%, 02/25/2047	81	27
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM3, Class A1, 5.04%, 07/25/2069 (e) (z)	179	178
Series 2024-RPL1, Class A1, SUB, 4.00%, 06/25/2064	3,817	3,728
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.95%), 5.00%, 09/25/2051 (e) (aa)	362	339
NYMT Loan Trust, Series 2025-CP1, Class A1, 3.75%, 11/25/2069 (e) (z)	3,917	3,757
OBX Trust,
Series 2022-NQM7, Class A1, SUB, 5.11%, 08/25/2062 (e)	467	467
Series 2025-NQM4, Class A1, SUB, 5.40%, 02/25/2055 (e)	4,050	4,078

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Oceanview Mortgage Trust, Series 2025-3, Class AF1, (United States 30 Day Average SOFR + 0.95%), 5.30%, 05/25/2055 (e) (aa)	3,314	3,314
PRET 2025-NPL10 LLC, Series A1, 0.00%, 10/25/2055 (e)	5,300	5,300
Pret LLC, Series 2025-NPL7, Class A1, SUB, 5.66%, 07/25/2055 (e)	7,434	7,456
PRET LLC,
Series 2022-RN1, Class A1, SUB, 6.72%, 07/25/2051 (e)	328	329
Series 2024-NPL8, Class A1, SUB, 5.96%, 11/25/2054 (e)	2,693	2,695
Series 2025-NPL5, Class A1, SUB, 6.24%, 05/25/2055 (e)	5,444	5,486
Series 2025-NPL6, Class A1, SUB, 5.74%, 06/25/2055 (e)	1,537	1,545
Series 2025-NPL9, Class A1, SUB, 5.39%, 08/25/2055 (e)	1,976	1,978
PRET Trust,
Series 2025-RPL1, Class A1, SUB, 4.00%, 07/25/2069 (e)	939	911
Series 2025-RPL3, Class A1, SUB, 4.15%, 04/25/2065 (e)	3,589	3,481
Series 2025-RPL4, Class A1, SUB, 4.00%, 03/25/2065 (e)	5,400	5,397
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	103	103
PRPM LLC,
Series 2024-6, Class A1, SUB, 5.70%, 11/25/2029 (e)	1,711	1,712
Series 2024-7, Class A1, SUB, 5.87%, 11/25/2029 (e)	2,674	2,675
Series 2024-RCF1, Class A1, SUB, 4.00%, 01/25/2054 (e)	236	232
Series 2024-RPL3, Class A1, SUB, 4.00%, 11/25/2054 (e)	2,984	2,918
Series 2025-4, Class A1, SUB, 6.18%, 06/25/2030 (e)	3,591	3,600
Series 2025-5, Class A1, SUB, 5.73%, 07/25/2030 (e)	2,954	2,957
Series 2025-7, Class A1, SUB, 5.50%, 08/25/2030 (e)	3,587	3,593
Series 2025-RPL2, Class A1, SUB, 3.75%, 04/25/2055 (e)	3,248	3,162
RALI Series Trust, Series 2007-QS1, Class 1A5, (CME Term SOFR 1 Month + 0.66%), 4.82%, 01/25/2037 (aa)	2,006	1,486
Sequoia Mortgage Trust,
Series 2007-2, Class 1A1, (CME Term SOFR 1 Month + 0.53%), 4.67%, 06/20/2036 (aa)	96	89
Series 2024-HYB1, Class A1A, 4.44%, 11/25/2063 (e) (z)	2,530	2,547
Specialty Underwriting & Residential Finance Trust Series, Series 2006-AB3, Class A2C, (CME Term SOFR 1 Month + 0.59%), 4.75%, 09/25/2037 (aa)	978	681
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00%, 10/25/2057 (e) (z)	2,000	1,919
VCAT LLC,
Series 2025-NPL1, Class A1, SUB, 5.88%, 01/25/2055 (e)	2,574	2,580
Series 2025-NPL2, Class A1, SUB, 5.98%, 01/25/2055 (e)	5,322	5,331
Series 2025-NPL3, Class A1, SUB, 5.89%, 02/25/2055 (e)	2,218	2,220
Total WL Collateral CMO		104,813

Total Collateralized Mortgage Obligations (Cost $302,725)		304,340

Commercial Mortgage-Backed Securities — 1.1%
Commercial MBS — 1.1%
ACRES LLC, (Cayman Islands), Series 2025-FL3, Class A, (CME Term SOFR 1 Month + 1.62%), 5.75%, 08/18/2040 (e) (aa)	2,900	2,903
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A2, 4.24%, 11/10/2051	3,877	3,869
FHLMC Multifamily Structured Pass Through Certificates, Series Q034, Class APT2, 2.87%, 07/25/2054 (z)	1,088	1,034
Wells Fargo Commercial Mortgage Trust,
Series 2025-AGLN, Class A, (CME Term SOFR 1 Month + 1.64%), 5.79%, 07/15/2037 (e) (aa)	3,800	3,808

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Commercial MBS — continued
Series 2025-AURA, Class A, (CME Term SOFR 1 Month + 1.59%), 5.69%, 10/15/2042 (e) (w) (aa)	5,300	5,286
Total Commercial MBS		16,900

Total Commercial Mortgage-Backed Securities (Cost $16,862)		16,900

Corporate Bonds — 2.1%
Basic Materials — 0.0% (g)
Mining — 0.0% (g)
Arsenal AIC Parent LLC, 11.50%, 10/01/2031 (e)	230	256

Total Basic Materials		256

Communications — 0.4%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/2028 (e)	600	599
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)	630	618

		1,217

Internet — 0.0% (g)
Getty Images, Inc., 11.25%, 02/21/2030 (e)	630	601

Media — 0.3%
CSC Holdings LLC,
11.25%, 05/15/2028 (e)	515	477
11.75%, 01/31/2029 (e)	1,070	900
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031 (e)	470	469
Gray Media, Inc., 9.63%, 07/15/2032 (e)	755	771
Univision Communications, Inc., 8.00%, 08/15/2028 (e)	1,465	1,518

		4,135

Telecommunications — 0.0% (g)
Level 3 Financing, Inc., 4.88%, 06/15/2029 (e)	485	458
Lumen Technologies, Inc., 10.00%, 10/15/2032 (e)	220	223

		681

Total Communications		6,634

Consumer Cyclical — 0.7%
Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC, (United States SOFR + 2.95%), 7.15%, 03/06/2026 (aa)	905	912
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 01/15/2031 (e)	2,875	2,675

		3,587

Leisure Time — 0.1%
Sabre GLBL, Inc.,
10.75%, 11/15/2029 (e)	317	306
11.13%, 07/15/2030 (e)	430	417

		723

Retail — 0.4%
Beignet Co. (The), 6.85%, 06/01/2049 (e)	5,310	5,310
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)	965	1,061

		6,371

Total Consumer Cyclical		10,681

Consumer Non-cyclical — 0.3%
Commercial Services — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)	1,030	1,080

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Healthcare - Services — 0.2%
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032 (e)	965	1,021
LifePoint Health, Inc., 11.00%, 10/15/2030 (e)	1,445	1,593

		2,614

Pharmaceuticals — 0.0% (g)
1261229 BC Ltd., (Canada), 10.00%, 04/15/2032 (e)	515	528

Total Consumer Non-cyclical		4,222

Energy — 0.1%
Pipelines — 0.1%
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (e)	215	220
Venture Global LNG, Inc.,
(CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029 (e) (x) (aa)	1,060	1,051
9.50%, 02/01/2029 (e)	270	297
9.88%, 02/01/2032 (e)	280	305

Total Energy		1,873

Financial — 0.2%
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 08/15/2030 (e)	350	381
Hightower Holding LLC, 9.13%, 01/31/2030 (e)	930	987
Navient Corp., 9.38%, 07/25/2030	400	442
Osaic Holdings, Inc., 6.75%, 08/01/2032 (e)	205	212

		2,022

Insurance — 0.1%
Acrisure LLC / Acrisure Finance, Inc., 8.50%, 06/15/2029 (e)	300	315
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
6.75%, 10/15/2027 (e)	245	245
6.75%, 04/15/2028 (e)	105	107
HUB International Ltd., 7.25%, 06/15/2030 (e)	295	307
Jones Deslauriers Insurance Management, Inc., (Canada), 8.50%, 03/15/2030 (e)	725	762

		1,736

Total Financial		3,758

Industrial — 0.0% (g)
Aerospace/Defense — 0.0% (g)
TransDigm, Inc., 6.75%, 08/15/2028 (e)	240	245

Total Industrial		245

Technology — 0.3%
Software — 0.3%
Cloud Software Group, Inc.,
6.63%, 08/15/2033 (e)	300	305
8.25%, 06/30/2032 (e)	530	562
9.00%, 09/30/2029 (e)	2,501	2,587
UKG, Inc., 6.88%, 02/01/2031 (e)	160	165
X.AI LLC / X.AI Co Issuer Corp., 12.50%, 06/30/2030	315	331

Total Technology		3,950

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Utilities — 0.1%
Electric — 0.1%
Talen Energy Supply LLC, 8.63%, 06/01/2030 (e)	580	615
Vistra Corp.,
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)	180	184
Series C, (CMT Index 5 Year + 5.05%), 8.88%, 01/15/2029 (e) (x) (aa)	1,040	1,143

Total Utilities		1,942

Total Corporate Bonds (Cost $33,586)		33,561

Mortgage-Backed Securities — 35.6%
FNMA Collateral — 1.7%
FNMA Pool,
4.30%, 12/01/2029	5,011	5,053
5.03%, 11/01/2032	12,231	12,570
5.08%, 10/01/2032	355	366
5.12%, 02/01/2030	1,187	1,226
5.17%, 01/01/2030	1,000	1,032
5.19%, 09/01/2044	582	596
5.21%, 04/01/2029	2,291	2,374
5.21%, 01/01/2032	1,430	1,492
5.24%, 01/01/2030	1,913	1,987
5.55%, 11/01/2031	249	263
Total FNMA Collateral		26,959

GNMA II Collateral — 6.3%
GNMA II Pool, Single Family, 30 years,
3.00%, 02/20/2055	29	26
4.00%, 09/20/2055	350	329
4.50%, 06/20/2055	3,330	3,234
GNMA, Single Family, 30 years,
TBA, 2.00%, 11/01/2055 (w)	6,000	4,967
TBA, 3.00%, 11/01/2055 (w)	27,220	24,330
TBA, 4.00%, 11/01/2055 (w)	24,900	23,431
TBA, 4.50%, 11/01/2055 (w)	26,920	26,112
TBA, 5.00%, 11/01/2055 (w)	6,950	6,908
TBA, 5.50%, 11/01/2055 (w)	1,000	1,007
TBA, 6.00%, 11/01/2052 (w)	1,000	1,017
TBA, 6.50%, 11/01/2055 (w)	7,000	7,188
Total GNMA II Collateral		98,549

UMBS Collateral — 27.6%
FHLMC Pool, Single Family, 20 years, 6.50%, 05/01/2045	344	356
FHLMC Pool, Single Family, 30 years,
5.00%, 07/01/2053	1,709	1,701
6.00%, 07/01/2054	5,487	5,645
6.00%, 09/01/2054	54	56
6.00%, 11/01/2054	51	53
6.00%, 12/01/2054	52	54
6.00%, 01/01/2055	170	176
6.00%, 02/01/2055	59	62

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
FNMA, 4.43%, 10/01/2030	3,000	3,024
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.00%, 10/01/2055 (w)	500	403
TBA, 3.00%, 10/01/2055 (w)	4,000	3,516
TBA, 3.50%, 11/01/2055 (w)	16,250	14,852
TBA, 4.00%, 10/01/2055 (w)	3,000	2,829
TBA, 4.50%, 10/01/2055 (w)	9,000	8,735
TBA, 4.50%, 11/01/2055 (w)	20,000	19,404
TBA, 5.00%, 10/01/2055 (w)	26,600	26,389
TBA, 5.50%, 11/01/2050 (w)	92,800	93,537
TBA, 6.00%, 11/01/2055 (w)	66,180	67,595
TBA, 6.50%, 10/01/2055 (w)	1,400	1,447
TBA, 6.50%, 11/01/2055 (w)	63,400	65,558
TBA, 7.00%, 11/01/2055 (w)	39,665	41,539
FNMA Pool, Single Family, 20 years, 6.50%, 05/01/2045	1,140	1,180
FNMA Pool, Single Family, 30 years,
5.00%, 11/01/2052	1,784	1,780
5.00%, 12/01/2054	3,784	3,789
6.00%, 11/01/2053	1,237	1,278
6.00%, 08/01/2054	11,209	11,628
6.00%, 11/01/2054	45	47
6.00%, 01/01/2055	2,066	2,151
6.00%, 06/01/2055	480	492
6.50%, 11/01/2053	384	398
6.50%, 06/01/2054	3,532	3,729
6.50%, 07/01/2054	127	132
6.50%, 08/01/2054	86	89
6.50%, 11/01/2054	193	201
6.50%, 02/01/2055	3,692	3,907
6.50%, 07/01/2055 (gg)	12,527	13,231
6.50%, 08/01/2055 (gg)	21,066	22,151
6.50%, 09/01/2055	8,660	9,134
Total UMBS Collateral		432,248

Total Mortgage-Backed Securities (Cost $557,758)		557,756

	SHARES
Preferred Stock — 0.0% (g)
Financial — 0.0% (g)
Insurance — 0.0% (g)
Acruise Holdings, Inc., Series A-2 (a) (f) (bb) (Cost $300)	12	300

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — 17.4% (o)
Basic Materials — 0.1%
Chemicals — 0.1%
Nouryon Finance BV,
November 2024 B-1 Dollar Term Loan, (Netherlands), 04/03/2028 (u)	733	734
November 2024 B-2 Dollar Term Loan, (Netherlands), (CME Term SOFR 1 Month + 3.25%), 7.42%, 04/03/2028 (u) (aa)	487	486
Vibrantz Technologies, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.73%, 04/23/2029 (aa)	487	393

		1,613

Mining — 0.0% (g)
Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan, (CME Term SOFR 1 Month + 2.75%), 6.91%, 08/18/2030 (aa)	641	640

Total Basic Materials		2,253

Communications — 1.9%
Advertising — 0.4%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.28%, 08/21/2028 (u) (aa)	1,268	1,269
CMG Media Corp., Term B-2 Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.60%, 06/18/2029 (u) (aa)	2,381	2,272
Neptune BidCo US, Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.43%, 04/11/2029 (aa)	2,775	2,638

		6,179

Internet — 0.4%
Arches Buyer, Inc., Refinancing Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.51%, 12/06/2027 (u) (aa)	1,543	1,543
Delivery Hero SE, Extended Dollar Term Loan, (Germany), 12/12/2029 (u)	249	251
MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 8.25%, 05/03/2028 (aa)	1,072	1,030
2024 December New Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.41%, 12/31/2031 (aa)	715	657
2021 Replacement Term Loan (Second Lien), (CME Term SOFR 1 Month + 6.25%), 10.41%, 02/23/2029 (aa)	830	716
Proofpoint, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.16%, 08/31/2028 (aa)	1,941	1,946

		6,143

Media — 0.4%
Cable One, Inc., Incremental Term B-4 Loan, 05/03/2028 (u)	90	88
CSC Holdings LLC, 2022 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.65%, 01/18/2028 (aa)	635	630
September 2019 Initial Term Loan, (PRIME 3 Month + 1.50%), 8.75%, 04/15/2027 (aa)	298	288
DIRECTV Financing LLC,
Radiate Holdco LLC, First Out Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.78%, 09/25/2029 (aa)	617	532

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Media — continued
Closing Date Term Loan, (CME Term SOFR 3 Month + 5.00%), 9.57%, 08/02/2027 (aa)	22	23
2025 Incremental Term B Loan, (CME Term SOFR 3 Month + 5.50%), 9.81%, 02/17/2031 (u) (aa)	331	323
2024 Refinancing Term B Loan, (CME Term SOFR 3 Month + 5.25%), 9.82%, 08/02/2029 (u) (aa)	1,156	1,157
Gray Television, Inc.,
Term D Loan, (CME Term SOFR 1 Month + 3.00%), 7.39%, 12/01/2028 (u) (aa)	772	772
Term F Loan, (CME Term SOFR 1 Month + 5.25%), 9.53%, 06/04/2029 (aa)	4	4
iHeartCommunications, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.78%), 05/01/2029 (u) (aa)	1,162	1,013
Univision Communications, Inc., 2024 Replacement Converted First-Lien Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.78%, 01/31/2029 (u) (aa)	1,382	1,375

		6,205

Telecommunications — 0.7%
Commscope LLC, Initial Term Loan, (CME Term SOFR 1 Month + 4.75%), 12/17/2029 (u) (aa)	895	905
Connect Finco Sarl, Amendment No. 4 Term Loan, (Luxembourg), (CME Term SOFR 1 Month + 4.50%), 8.66%, 09/27/2029 (u) (aa)	1,812	1,787
Crown Subsea Communications Holding, Inc., 2025 Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.66%, 01/30/2031 (u) (aa)	627	630
Delta Topco, Inc.,
Fourth Amendment Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.96%, 11/30/2029 (aa)	422	417
Second Amendment Refinancing Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.43%, 11/29/2030 (aa)	1,595	1,585
Frontier Communications Holdings LLC, Initial Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.65%, 07/01/2031 (aa)	819	818
Iridium Communications, Inc., Term B-4 Loan, (CME Term SOFR 1 Month + 2.25%), 6.41%, 09/20/2030 (aa)	331	313
Level 3 Financing, Inc.,
Term B-4 Refinancing Loans, (CME Term SOFR 1 Month + 3.25%), 7.41%, 03/29/2032 (u) (aa)	2,130	2,130
Term B-4 Refinancing Loan, 03/29/2032 (u)	345	345
Lumen Technologies, Inc.,
Term B-1 Loan, (CME Term SOFR 1 Month + 2.35%), 6.63%, 04/16/2029 (u) (aa)	506	502
Term B-2 Loan, (CME Term SOFR 1 Month + 2.35%), 6.63%, 04/15/2030 (aa)	304	302
Term A Loan, (CME Term SOFR 1 Month + 6.00%), 10.16%, 06/01/2028 (aa)	645	655
QualityTech, LP, Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.72%, 11/04/2031 (aa)	348	348
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.44%, 03/09/2027 (aa)	692	681
Initial Dollar Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.77%, 03/11/2030 (u) (aa)	362	350

		11,768

Total Communications		30,295

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Consumer Cyclical — 1.9%
Airlines — 0.3%
AAdvantage Loyalty IP Ltd., 2025 Replacement Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 2.25%), 6.58%, 04/20/2028 (u) (aa)	2,597	2,592
BCPE Pequod Buyer, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.16%, 11/25/2031 (u) (aa)	1,787	1,789
SkyMiles IP Ltd., Initial Term Loan Retired 09/30/2025, (Cayman Islands), (CME Term SOFR 3 Month + 3.75%), 0.00%, 10/20/2027 (u) (aa)	75	75

		4,456

Apparel — 0.1%
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 6.41%, 12/21/2028 (u) (aa)	1,538	1,534
Canada Goose, Inc., 2025 Refinancing Term Loan, (Canada), (CME Term SOFR 3 Month + 3.50%), 7.71%, 08/23/2032 (aa)	615	615

		2,149

Auto Parts & Equipment — 0.1%
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan, (CME Term SOFR 1 Month + 4.00%), 8.28%, 04/06/2028 (u) (aa)	933	923
Tenneco, Inc., Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.30%, 11/17/2028 (aa)	600	586

		1,509

Distribution/Wholesale — 0.1%
Windsor Holdings III LLC, 2025 Dollar Refinancing Term B Loan, 08/01/2030 (u)	1,077	1,077

Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Term Loan, (CME Term SOFR 1 Month + 7.00%), 11.13%, 01/04/2029 (u) (aa)	1,640	1,643
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, (CME Term SOFR 1 Month + 2.25%), 6.41%, 02/06/2030 (aa)	556	554
Incremental Term B-1 Loan, (CME Term SOFR 1 Month + 2.25%), 6.41%, 02/06/2031 (aa)	872	869
Cinemark USA, Inc., Replacement Term Loan (2025), (CME Term SOFR 3 Month + 2.25%), 6.37%, 05/24/2030 (aa)	387	387
Crown Finance US, Inc., First Amendment Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.78%, 12/02/2031 (u) (aa)	2,609	2,601
EOC Borrower LLC, Term B Loan, 03/24/2032 (u)	1,317	1,316
Formula One Management Limited, Incremental Term Facility, (United Kingdom), 09/30/2031	17	17
Formula One Management Ltd., Facility B, (United Kingdom), (CME Term SOFR 3 Month + 2.00%), 09/30/2031 (u) (aa)	518	518
Light and Wonder International, Inc., Term B-2 Loan, (CME Term SOFR 1 Month + 2.25%), 6.39%, 04/16/2029 (aa)	277	277
Ontario Gaming GTA LP, Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.25%), 8.24%, 08/01/2030 (aa)	537	523
TKO Worldwide Holdings LLC, Additional Term B-5 Loan (First Lien), (CME Term SOFR 3 Month + 2.00%), 6.04%, 11/21/2031 (aa)	3,636	3,640
Voyager Parent LLC, Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 8.75%, 07/01/2032 (u) (aa)	1,070	1,072

		13,417

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Leisure Time — 0.1%
Life Time, Inc., 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.25%, 11/05/2031 (u) (aa)	1,223	1,221
Recess Holdings, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.07%, 02/20/2030 (aa)	209	210

		1,431

Lodging — 0.0% (g)
HRNI Holdings LLC, Term B Loan, (CME Term SOFR 3 Month + 4.25%), 8.40%, 12/11/2028 (aa)	741	720

Retail — 0.3%
Dave & Buster’s, Inc., 2024 Refinancing Term B Loan, (CME Term SOFR 3 Month + 3.25%), 7.56%, 06/29/2029 (u) (aa)	198	185
IRB Holding Corp., 2024 Second Replacement Term B Loan, (CME Term SOFR 1 Month + 2.50%), 6.66%, 12/15/2027 (u) (aa)	2,446	2,446
Petco Health and Wellness Co., Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.51%, 03/03/2028 (u) (aa)	945	919
QXO Building Products, Inc., Term B Loan, (CME Term SOFR 1 Month + 3.00%), 7.16%, 04/30/2032 (u) (aa)	156	158
Sabre GLBL, Inc., 2022 Other Term B Loan, (CME Term SOFR 1 Month + 4.25%), 8.51%, 06/30/2028 (aa)	257	238
2022 Term B-2 Loan, (CME Term SOFR 1 Month + 5.00%), 9.26%, 06/30/2028 (aa)	220	206
2024 Term B-1 Loan, (CME Term SOFR 1 Month + 6.00%), 10.26%, 11/15/2029 (aa)	369	347
Victra Holdings LLC, Fifth Amendment Incremental Term Loan, (CME Term SOFR 3 Month + 3.75%), 7.75%, 03/29/2029 (u) (aa)	712	712

		5,211

Total Consumer Cyclical		29,970

Consumer Non-cyclical — 2.4%
Beverages — 0.1%
Celsius, Inc., 2025 Refinancing Term Loan, 04/01/2032 (u)	340	340
Initial Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.29%, 04/01/2032 (aa)	618	619
Primo Brands Corp., 2025 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.25%), 6.25%, 03/31/2028 (aa)	450	450

		1,409

Commercial Services — 0.7%
Albion Financing 3 S.a r.l., 2025-A Refinancing U.S. Dollar Term Loan, (Luxembourg), (CME Term SOFR 3 Month + 3.00%), 7.21%, 05/21/2031 (aa)	1,175	1,177
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.51%, 08/20/2032 (u) (aa)	400	401
Anticimex Global AB,
Facility B1, (Sweden), (CME Term SOFR 3 Month + 3.40%), 7.76%, 11/16/2028 (aa)	444	445
Facility B6, (Sweden), (CME Term SOFR 3 Month + 3.40%), 7.76%, 11/16/2028 (aa)	84	84
Bach Finance Ltd., Fourteenth Amendment Dollar Term Loan (First Lien), (Cayman Islands), (CME Term SOFR 3 Month + 2.75%), 6.95%, 01/09/2032 (u) (aa)	1,068	1,069

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Commercial Services — continued
Belron Finance 2019 LLC, 2031 Dollar Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.74%, 10/16/2031 (u) (aa)	2,079	2,088
Boost Newco Borrower LLC, USD Term B-2 Loan, (CME Term SOFR 3 Month + 2.00%), 6.00%, 01/31/2031 (aa)	850	850
Hertz Corp. (The),
Initial Term C Loan, (CME Term SOFR 3 Month + 3.50%), 8.07%, 06/30/2028 (aa)	125	112
Initial Term B Loan, (CME Term SOFR 3 Month + 3.50%), 8.07%, 06/30/2028 (aa)	634	568
Mavis Tire Express Services Topco Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.20%, 05/04/2028 (aa)	2,069	2,068
Peloton Interactive, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.50%), 9.66%, 05/30/2029 (aa)	268	271
Shift4 Payments LLC, Amendment No. 2 Term Loan (First Lien), (CME Term SOFR 3 Month + 2.50%), 6.50%, 06/30/2032 (aa)	250	252
Townsquare Media, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 5.00%), 9.19%, 02/19/2030 (u) (aa)	504	441
Wand Newco 3, Inc., Tranche B-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.66%, 01/30/2031 (u) (aa)	1,053	1,049
Wash Bidco, Inc., Term Loan B, 09/10/2032 (u)	480	482

		11,357

Cosmetics/Personal Care — 0.2%
Opal Bidco SAS, Facility B2, (France), (CME Term SOFR 3 Month + 3.25%), 7.25%, 04/28/2032 (u) (aa)	3,385	3,392

Food — 0.2%
1440 Foods Topco LLC, Initial Term Loan, (CME Term SOFR 1 Month + 5.00%), 9.16%, 10/31/2031 (u) (aa)	642	626
Chobani LLC, 2025 New Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.66%, 10/25/2027 (aa)	1,541	1,545

		2,171

Healthcare - Products — 0.2%
Bausch + Lomb Corp., Third Amendment Term Loan, (Canada), (CME Term SOFR 1 Month + 4.25%), 8.41%, 01/15/2031 (aa)	508	507
Medline Borrower LP, 2028 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.00%), 0.00%, 10/23/2028 (u) (aa)	2,299	2,299
QuidelOrtho Corp., Term B Loan, (CME Term SOFR 3 Month + 4.00%), 8.00%, 08/20/2032 (u) (aa)	910	905

		3,711

Healthcare - Services — 0.8%
Aveanna Healthcare LLC, 2025 Incremental Term Loan (First Lien), 09/17/2032 (u)	930	929
Heartland Dental LLC, 2025 Replacement Term Loan, (CME Term SOFR 1 Month + 3.75%), 7.91%, 08/25/2032 (aa)	2,237	2,232
LGC Science Group Holdings Ltd., Facility B3 (USD), (United Kingdom), (CME Term SOFR 3 Month + 4.00%), 8.31%, 01/21/2030 (u) (aa)	1,026	1,026
LifePoint Health, Inc., 2024-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.66%, 05/19/2031 (u) (aa)	1,647	1,639

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Healthcare - Services — continued
2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.07%, 05/17/2031 (u) (aa)	1,406	1,403
Star Parent, Inc., Term Loan B, (CME Term SOFR 3 Month + 4.00%), 8.00%, 09/27/2030 (u) (aa)	1,075	1,074
Surgery Center Holdings, Inc., 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.66%, 12/19/2030 (u) (aa)	2,617	2,617
Team Health Holdings, Inc., 2028 Refinancing Term Loan, (CME Term SOFR 3 Month + 4.50%), 8.80%, 06/30/2028 (aa)	1,227	1,224
U.S. Renal Care, Inc., Closing Date Term Loan, (CME Term SOFR 1 Month + 5.00%), 9.28%, 06/28/2028 (u) (aa)	771	734

		12,878

Household Products/Wares — 0.0% (g)
Lavender Dutch BorrowerCo BV, Term Loan, (Netherlands), 09/27/2032 (u)	355	355

Pharmaceuticals — 0.2%
1261229 B.C. Ltd., Initial Term Loan, (Canada), (CME Term SOFR 1 Month + 6.25%), 10.41%, 10/08/2030 (u) (aa)	798	785
Dechra Pharmaceuticals Holdings Ltd., Facility B1, (United Kingdom), (CME Term SOFR 6 Month + 3.25%), 7.45%, 01/27/2032 (u) (aa)	587	588
Financiere Mendel, Additional Term Facility 2 (USD), (France), 11/08/2030 (u)	748	748
IVC Acquisition Ltd., Facility B12, (United Kingdom), (CME Term SOFR 3 Month + 3.75%), 7.75%, 12/12/2028 (aa)	282	284
Paradigm Parent LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.50%), 8.82%, 04/16/2032 (aa)	455	408

		2,813

Total Consumer Non-cyclical		38,086

Energy — 0.4%
Energy - Alternate Sources — 0.0% (g)
TerraForm Power Operating LLC, Specified Refinancing Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.00%, 05/21/2029 (aa)	454	453

Oil & Gas Services — 0.1%
Goodnight Water Solutions Holdings LLC, Initial Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.16%, 06/04/2029 (u) (aa)	944	930

Pipelines — 0.3%
Brazos Delaware II LLC, 2025 B-2 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.72%, 02/11/2030 (u) (aa)	631	631
CPPIB OVM Member U.S. LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.50%, 08/20/2031 (u) (aa)	302	303
Epic Crude Services, LP, 2025 Refinancing Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.83%, 10/15/2031 (u) (aa)	1,130	1,130
NGL Energy Operating LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.66%, 02/03/2031 (u) (aa)	1,224	1,224

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Pipelines — continued
NorthRiver Midstream Finance LP, Initial Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 2.25%), 6.54%, 08/16/2030 (u) (aa)	451	451
Prairie Acquiror LP, Initial Term B-4 Loan, (CME Term SOFR 1 Month + 3.75%), 7.91%, 08/01/2029 (aa)	363	365
Waterbridge NDB Operating LLC, Initial Term Loan Retired 10/06/2025, (CME Term SOFR 1 Month + 4.00%), 8.17%, 05/10/2029 (u) (aa)	437	437

		4,541

Total Energy		5,924

Financial — 3.7%
Banks — 0.0% (g)
Orbit Private Holdings I Ltd., 2025 Incremental Term Loan (First Lien), (United Kingdom), (CME Term SOFR 6 Month + 3.75%), 7.92%, 12/11/2028 (aa)	523	522

Diversified Financial Services — 1.0%
Citadel Securities LP, 2024-1 Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.16%, 10/31/2031 (u) (aa)	608	609
Edelman Financial Engines Center LLC (The), 2024 Refinancing Term Loan (Second Lien), 10/06/2028 (u)	200	200
2024-2 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.16%, 04/07/2028 (aa)	2,235	2,235
Focus Financial Partners LLC, Tranche B Incremental Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.91%, 09/15/2031 (u) (aa)	3,727	3,728
GTCR Everest Borrower LLC, 2025 Term Loan, (CME Term SOFR 3 Month + 2.75%), 6.75%, 09/05/2031 (u) (aa)	1,039	1,039
HighTower Holding LLC, Amendment No. 10 Replacement Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.07%, 02/03/2032 (aa)	99	99
Inception Holdco S.a.r.l., Facility B9, (Luxembourg), (CME Term SOFR 3 Month + 3.25%), 7.25%, 04/18/2031 (u) (aa)	686	690
Jane Street Group LLC, Seventh Amendment Extended Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.20%, 12/15/2031 (aa)	1,538	1,525
Mermaid Bidco, Inc., Facility B (USD), (CME Term SOFR 3 Month + 3.25%), 7.57%, 07/03/2031 (aa)	455	454
Osaic Holdings, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.16%, 07/30/2032 (aa)	2,233	2,231
Osttra Group Ltd.,
Term Loan (First Lien), (Bermuda), (CME Term SOFR 3 Month + 3.50%), 05/20/2032 (u) (aa)	775	779
2nd lien TL, (Bermuda), (CME Term SOFR 3 Month + 5.50%), 05/20/2033 (u) (aa)	600	602
PEX Holdings LLC, Term Loan, (CME Term SOFR 6 Month + 2.75%), 6.75%, 11/26/2031 (aa)	323	323
RFS Opco LLC, Amendment No.1 Delayed Draw Term Loan, (CME Term SOFR 3 Month + 4.75%), 8.75%, 04/04/2031 (aa) (bb)	179	178
Speed Midco 3 S.a r.l., Facility B (USD), (Luxembourg), 09/23/2032 (u)	625	624

		15,316

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Insurance — 2.6%
Acrisure LLC, 2024 Repricing Term B-6 Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.16%, 11/06/2030 (aa)	1,211	1,207
2025 Term B Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.41%, 06/20/2032 (aa)	184	184
Alera Group, Inc.,
Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.41%, 05/30/2032 (u) (aa)	2,990	3,000
Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.50%), 9.66%, 05/30/2033 (aa)	4,485	4,605
Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.67%, 09/19/2031 (u) (aa)	4,607	4,593
AmWINS Group, Inc., Initial Term Loan, 01/30/2032 (u)	768	768
Asurion LLC,
New Term B-13 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.41%, 09/19/2030 (aa)	731	726
New B-11 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.51%, 08/19/2028 (u) (aa)	765	767
New B-3 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.53%, 01/31/2028 (aa)	2,280	2,217
New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.53%, 01/20/2029 (u) (aa)	2,419	2,311
EG Group Ltd., New Facility B3 (USD), (United Kingdom), (CME Term SOFR 3 Month + 3.50%), 7.70%, 02/07/2028 (u) (aa)	1,382	1,388
Hub International Ltd., 2025 Incremental Term Loan, (CME Term SOFR 3 Month + 2.25%), 6.58%, 06/20/2030 (u) (aa)	4,258	4,263
Jones DesLauriers Insurance Management, Inc., 2025-1 Repricing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 2.75%), 7.06%, 03/15/2030 (u) (aa)	1,176	1,170
OneDigital Borrower LLC, 2025 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.16%, 07/02/2031 (aa)	549	549
Initial Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.41%, 07/02/2032 (aa)	1,330	1,340
Ryan Specialty LLC, 2024 Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.16%, 09/15/2031 (aa)	333	333
Sedgwick Claims Management Services, Inc., 2024 Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.66%, 07/31/2031 (aa)	4,281	4,275
Truist Insurance Holdings LLC,
Amendment No.1 Replacement Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.75%, 05/06/2031 (aa)	1,018	1,016
Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 8.75%, 05/06/2032 (aa)	4,774	4,856
USI, Inc., 2024-D Term Loan, (CME Term SOFR 3 Month + 2.25%), 6.25%, 11/21/2029 (u) (aa)	774	772

		40,340

Investment Companies — 0.0% (g)
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.91%, 07/30/2031 (aa)	651	652

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
REITS — 0.1%
Blackstone Mortgage Trust, Inc., Term B-6 Loan, (CME Term SOFR 1 Month + 3.00%), 7.16%, 12/10/2030 (aa)	429	431
KREF Holdings X LLC, 2025 Replacement Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.68%, 03/05/2032 (u) (aa)	937	935

		1,366

Total Financial		58,196

Industrial — 2.5%
Aerospace/Defense — 0.4%
Bleriot US Bidco, Inc., 2024 Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.50%, 10/31/2030 (u) (aa)	914	914
Kaman Corp.,
Delayed Draw Term Loan, (CME Term SOFR 3 Month + 2.50%), 1.56%, 02/26/2032 (u) (aa)	5	5
Initial Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.66%, 02/26/2032 (u) (aa)	708	706
TransDigm, Inc.,
New Tranche K Term Loan, (CME Term SOFR 3 Month + 2.25%), 6.25%, 03/22/2030 (aa)	1,162	1,161
New Tranche J Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.50%, 02/28/2031 (u) (aa)	2,444	2,443
Tranche L Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.50%, 01/19/2032 (aa)	442	441

		5,670

Building Materials — 0.4%
Chariot Buyer LLC, Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.16%, 09/08/2032 (u) (aa)	1,832	1,832
CP Atlas Buyer, Inc., 2025 Term B Loan, (CME Term SOFR 1 Month + 5.25%), 9.41%, 07/08/2030 (aa)	800	782
MI Windows and Doors LLC, Term B-3 Loan, (CME Term SOFR 1 Month + 2.75%), 6.91%, 03/28/2031 (u) (aa)	611	612
Quikrete Holdings, Inc., Tranche B-3 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 6.41%, 02/10/2032 (aa)	3,073	3,071
Watlow Electric Manufacturing Co., Initial Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.31%, 03/02/2028 (aa)	613	613

		6,910

Engineering & Construction — 0.1%
Brown Group Holding LLC, Incremental Term B-2 Facility, (CME Term SOFR 3 Month + 2.75%), 6.99%, 07/01/2031 (u) (aa)	1,692	1,695

Environmental Control — 0.3%
Filtration Group Corp., 2025-B Incremental Dollar Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.91%, 10/21/2028 (u) (aa)	3,825	3,839
Madison IAQ LLC,
Initial Term Loan, (CME Term SOFR 6 Month + 2.50%), 6.70%, 06/21/2028 (u) (aa)	1,059	1,060
2025 Incremental Term Loan, (CME Term SOFR 6 Month + 3.25%), 7.45%, 05/06/2032 (u) (aa)	549	551

		5,450

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Hand/MachineTools — 0.1%
Alliance Laundry Systems LLC, Initial Term B Loan, (CME Term SOFR 1 Month + 2.25%), 6.39%, 08/19/2031 (u) (aa)		1,145	1,144
Madison Safety & Flow LLC, 2025 Incremental Term Loan (First Lien) Retired 10/07/2025, (CME Term SOFR 1 Month + 2.75%), 6.91%, 09/26/2031 (aa)		248	248

			1,392

Machinery - Diversified — 0.7%
CPM Holdings, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.78%, 09/28/2028 (u) (aa)		1,276	1,272
Engineered Machinery Holdings, Inc.,
Incremental Amendment No. 5 Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.76%, 05/19/2028 (aa)		1,812	1,821
Incremental Amendment No. 3 Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 10.26%, 05/21/2029 (aa)		1,229	1,229
Incremental Amendment No. 2 Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.50%), 10.76%, 05/21/2029 (aa)		759	759
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (Canada), (CME Term SOFR 6 Month + 3.75%), 7.92%, 02/15/2029 (u) (aa)		1,762	1,765
INNIO Group Holding GmbH, 2025 Amended Facility B (USD) Loan, (Austria), (CME Term SOFR 1 Month + 2.25%), 6.39%, 11/02/2028 (u) (aa)		233	233
Merlin Buyer, Inc., Initial Term Loan (First Lien), 12/14/2028 (u)		852	854
Pro Mach Group, Inc., Amendment No.5 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.91%, 08/31/2028 (u) (aa)		1,532	1,534
TK Elevator Midco GmbH, Facility B (USD), (Germany), (CME Term SOFR 6 Month + 3.00%), 7.20%, 04/30/2030 (u) (aa)		1,922	1,926

			11,393

Miscellaneous Manufacturers — 0.3%
LTI Holdings, Inc., 2024 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 7.91%, 07/29/2029 (u) (aa)		4,144	4,178

Packaging & Containers — 0.2%
Charter Next Generation, Inc., 2024 Replacement Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.93%, 11/29/2030 (aa)		2,396	2,403
ProAmpac PG Borrower LLC, 2024-1 Refinancing Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.26%, 09/15/2028 (aa)		362	362
Twist Beauty International Holdings S.A., Facility BA, (Luxembourg), (EURIBOR 3 Month + 5.00%), 7.00%, 12/31/2027 (u) (aa)	EUR	395	461

			3,226

Total Industrial			39,914

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Technology — 3.6%
Computers — 0.6%
Kaseya, Inc.,
Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.41%, 03/20/2032 (u) (aa)	1,066	1,066
Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.00%), 9.16%, 03/20/2033 (aa)	1,446	1,446
McAfee Corp., Second Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.22%, 03/01/2029 (u) (aa)	3,116	2,971
X Corp.,
Tranche B-3 Term Loan (First Lien), 9.50%, 10/26/2029	1,685	1,689
Tranche B-1 Loan (First Lien), (CME Term SOFR 3 Month + 6.50%), 10.96%, 10/26/2029 (aa)	1,844	1,808

		8,980

Semiconductors — 0.2%
Altar BidCo, Inc., Initial Term Loan (First Lien), (CME Term SOFR 12 Month + 3.10%), 7.08%, 02/01/2029 (u) (aa)	442	442
Icon Parent I, Inc., 2025 Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.75%, 11/13/2031 (aa)	1,657	1,654
Initial Term Loan (Second Lien), (CME Term SOFR 6 Month + 5.00%), 9.21%, 11/12/2032 (u) (aa)	1,340	1,355

		3,451

Software — 2.8%
Applied Systems, Inc.,
Tranche B-1 Term Loan (First Lien), (CME Term SOFR 3 Month + 2.25%), 6.25%, 02/24/2031 (u) (aa)	4,735	4,736
Initial Term Loan (2024) (Second Lien), (CME Term SOFR 3 Month + 4.50%), 8.50%, 02/23/2032 (aa)	2,558	2,613
Ascend Learning LLC, Amendment No. 5 Incremental Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.16%, 12/11/2028 (u) (aa)	994	992
Athenahealth Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.91%, 02/15/2029 (aa)	1,450	1,446
Avalara, Inc., Term Loan B, 03/29/2032 (u)	1,426	1,426
Boxer Parent Co., Inc., 2031 Replacement Dollar Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.20%, 07/30/2031 (aa)	603	602
Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.75%), 9.95%, 07/30/2032 (aa)	330	321
Central Parent LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.25%, 07/06/2029 (aa)	897	774
Cloud Software Group, Inc.,
Tenth Amendment Tranche B-2 Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.25%, 03/21/2031 (u) (aa)	1,140	1,144
Tenth Amendment Tranche B-1 Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.25%, 08/13/2032 (u) (aa)	2,130	2,136
ConnectWise LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.76%, 09/29/2028 (u) (aa)	745	746
Dye & Durham Corp., Term Loan B, (Canada), (CME Term SOFR 3 Month + 4.25%), 8.35%, 04/11/2031 (aa)	421	419
ECi Macola/MAX Holding LLC, 2025 Repricing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.75%, 05/09/2030 (u) (aa)	441	441

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Software — continued
Ellucian Holdings, Inc.,
Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.91%, 10/09/2029 (u) (aa)		3,864	3,861
Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 4.75%), 8.91%, 11/22/2032 (aa)		1,131	1,154
Epicor Software Corp., Term F Loan, (CME Term SOFR 1 Month + 2.50%), 6.66%, 05/30/2031 (u) (aa)		4,592	4,596
Genuine Financial Holdings LLC, 2025 Replacement Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.41%, 09/27/2030 (u) (aa)		928	852
Javelin Buyer, Inc., Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.00%), 9.20%, 12/06/2032 (aa)		1,060	1,057
Playtika Holding Corp., Term B-1 Loan, (CME Term SOFR 1 Month + 2.75%), 7.03%, 03/13/2028 (aa)		129	127
Polaris Newco LLC,
Euro Term Loan (First Lien), (EURIBOR 3 Month + 4.00%), 6.03%, 06/02/2028 (u) (aa)	EUR	953	1,040
Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 8.57%, 06/02/2028 (aa)		1,088	1,047
Project Alpha Intermediate Holding, Inc.,
Second Amendment Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.25%, 10/26/2030 (u) (aa)		353	353
Initial Loan (Second Lien), (CME Term SOFR 3 Month + 5.00%), 9.00%, 05/09/2033 (aa)		1,685	1,673
Project Boost Purchaser LLC, 2025-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 7.07%, 07/16/2031 (u) (aa)		1,234	1,231
RealPage, Inc.,
Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.26%, 04/24/2028 (aa)		123	123
2024-1 Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.75%, 04/24/2028 (u) (aa)		633	634
Red Planet Borrower LLC, Fourth Amendment Incremental Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.16%, 09/08/2032 (u) (aa)		770	748
Renaissance Holding Corp., 2024-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 8.16%, 04/05/2030 (u) (aa)		1,054	910
UKG, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.50%), 6.81%, 02/10/2031 (aa)		5,362	5,355
Waystar Technologies, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 2.00%), 6.16%, 10/22/2029 (aa)		549	549
X.AI Corp., Term Loan, (CME Term SOFR 6 Month + 7.25%), 11.12%, 06/28/2030 (aa)		469	453

			43,559

Total Technology			55,990

Utilities — 0.9%
Electric — 0.9%
Alpha Generation LLC, Initial Term B Loan, (CME Term SOFR 1 Month + 2.00%), 6.16%, 09/30/2031 (u) (aa)		2,459	2,454
Compass Power Generation LLC., Tranche B-4 Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.41%, 04/14/2029 (u) (aa)		254	255
Constellation Renewables LLC, Loan, (CME Term SOFR 3 Month + 2.25%), 6.45%, 12/15/2027 (u) (aa)		1,798	1,793

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Electric — continued
Cornerstone Generation LLC, Term Loan B, (CME Term SOFR 3 Month + 3.25%), 7.48%, 08/11/2032 (u) (aa)		2,385	2,400
Edgewater Generation LLC, 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.16%, 08/01/2030 (aa)		1,165	1,166
Hamilton Projects Acquiror LLC, 2025-2 Repricing Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.66%, 05/30/2031 (u) (aa)		1,197	1,200
MRP Buyer LLC,
Delayed Draw Term Loan, (CME Term SOFR 3 Month + 3.25%), 5.02%, 06/04/2032 (aa)		40	39
Closing Date Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.25%, 06/04/2032 (aa)		519	510
Pike Corp., 2028 Initial Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.28%, 01/21/2028 (u) (aa)		732	736
Talen Energy Supply LLC,
Initial Term B Loan, (CME Term SOFR 3 Month + 2.50%), 6.73%, 05/17/2030 (aa)		1,592	1,592
2024-1 Incremental Term B Loan, (CME Term SOFR 3 Month + 2.50%), 6.73%, 12/13/2031 (aa)		1,331	1,332

Total Utilities			13,477

Total Loan Assignments (Cost $274,783)			274,105

Purchased Option contracts — 0.0% (g)
Call Option Contract — 0.0% (g)
FNMA or FHLMC, Single Family, 30 years, Maturity Date 11/06/2025, Strike Price 96.67		8,000	5
Put Option contracts — 0.0% (g)
FNMA or FHLMC, Single Family, 30 years, Maturity Date 11/06/2025, Strike Price 73.00		39,000	—
FNMA or FHLMC, Single Family, 30 years, Maturity Date 11/06/2025, Strike Price 76.00		92,000	—
FNMA or FHLMC, Single Family, 30 years, Maturity Date 12/04/2025, Strike Price 99.09		2,500	3
FNMA or FHLMC, Single Family, 30 years, Maturity Date 11/06/2025, Strike Price 77.00		93,000	—
FNMA or FHLMC, Single Family, 30 years, Maturity Date 11/06/2025, Strike Price 70.00		20,000	—
FNMA or FHLMC, Single Family, 30 years, Maturity Date 11/06/2025, Strike Price 79.00		94,000	—

Total Put Option contracts			3

Total Purchased Option contracts (Cost $31)			8

Short-Term Investments — 42.0%
Time Deposits — 9.3%
Australia & New Zealand Banking Group Ltd., 2.35%, 10/01/2025	AUD	213	141
Brown Brothers Harriman & Co.,
(0.60%), 10/01/2025	CHF	45	56
0.33%, 10/01/2025	SGD	227	176
0.65%, 10/01/2025	DKK	11	2
0.82%, 10/01/2025	SEK	1,541	164
1.49%, 10/01/2025	NZD	3	1
2.14%, 10/02/2025	HKD	1,098	141
Citibank NA,
0.79%, 10/01/2025	EUR	241	283
2.92%, 10/01/2025	GBP	285	383
3.44%, 10/01/2025		15,598	15,598
Royal Bank of Canada, 1.33%, 10/01/2025	CAD	473	340
Sumitomo Mitsui Banking Corp.,
0.12%, 10/01/2025	JPY	29,973	202
3.44%, 10/01/2025		72,064	72,064
Sumitomo Mitsui Trust Bank Ltd., 3.44%, 10/01/2025		56,913	56,913

Total Time Deposits			146,464

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
U.S. Treasury Obligations — 32.7%
U.S. Treasury Bills,
3.77%, 03/05/2026 (n)	20,000	19,678
3.86%, 01/13/2026 (n) (ii)	11	11
3.90%, 12/04/2025 (n) (ii)	9,724	9,657
3.98%, 11/28/2025 (n)	1,303	1,295
3.98%, 11/20/2025 (n)	10,000	9,945
3.99%, 11/18/2025 (n)	12,000	11,936
4.01%, 01/08/2026 (c) (n)	4,500	4,453
4.01%, 11/25/2025 (n)	15,000	14,908
4.02%, 11/04/2025 (n)	15,000	14,943
4.02%, 10/14/2025 (n)	1,000	999
4.02%, 10/21/2025 (n)	9,200	9,179
4.06%, 10/28/2025 (n)	148,000	147,551
4.06%, 10/30/2025 (c) (n)	27,000	26,912
4.08%, 10/07/2025 (n)	13,250	13,241
4.08%, 10/23/2025 (c) (n)	132,300	131,974
4.10%, 10/02/2025 (n)	13,000	12,999
4.13%, 10/09/2025 (c) (n)	46,500	46,458
4.14%, 10/16/2025 (n)	37,000	36,938

Total U.S. Treasury Obligations		513,077

Total Short-Term Investments (Cost $659,540)		659,541

Total Investments, Before Short Positions — 125.6% (Cost - $1,974,263)		1,972,320
Liabilities in Excess of Other Assets — (25.6)%		(403,688)

NET ASSETS — 100.0%		$1,568,632

Short Positions — 4.0%
Mortgage-Backed Securities — 4.0%
FNMA or FHLMC, Single Family, 30 years,
TBA, 0.00%, 11/01/2055 (w)	14,400	13,844
TBA, 2.00%, 10/01/2055 (w)	500	403
TBA, 2.50%, 10/01/2052 (w)	1,000	843
TBA, 3.00%, 10/01/2055 (w)	4,000	3,516
TBA, 3.00%, 11/01/2055 (w)	11,700	10,284
TBA, 4.00%, 10/01/2055 (w)	2,600	2,452
TBA, 5.00%, 10/01/2055 (w)	26,600	26,389
TBA, 6.50%, 10/01/2055 (w)	1,400	1,447
GNMA, Single Family, 30 years, TBA, 2.50%, 10/01/2055 (w)	4,000	3,445

Total Mortgage-Backed Securities (Cost $62,594)		62,623

Total Securities Sold Short— 4.0% (Proceeds $62,594)		62,623

Percentages indicated are based on net assets.

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
90 Day Bank Accepted Bills	23	03/2026	AUD	15,098	(6)
90 Day Bank Accepted Bills	19	06/2026	AUD	12,474	(5)
90 Day Bank Accepted Bills	11	09/2026	AUD	7,221	(3)
90 Day Bank Accepted Bills	10	12/2026	AUD	6,565	(3)
90 Day Bank Accepted Bills	4	03/2027	AUD	2,626	(1)
ASX SPI 200 Index	45	12/2025	AUD	6,623	(18)
Australian Dollar	230	12/2025	USD	15,194	36
Australian Government 3 Year Bond	18	12/2025	AUD	1,277	(5)
Brent Crude Oil	73	10/2025	USD	4,958	(138	)(c)
Brent Crude Oil	2	11/2025	USD	132	(1	)(c)
British Pound	285	12/2025	USD	24,202	(242)
CAC40 10 Euro	72	10/2025	EUR	6,652	22
Canadian Government 10 Year Bond	106	12/2025	CAD	9,307	20
Cboe Volatility Index	45	10/2025	USD	792	(1)
Cboe Volatility Index	15	11/2025	USD	288	1
Cboe Volatility Index	4	12/2025	USD	79	—
Coffee	34	12/2025	USD	4,800	(21	)(c)
Coffee	1	03/2026	USD	135	(1	)(c)
Copper	84	12/2025	USD	9,739	460	(c)
Cotton	6	12/2025	USD	200	(3	)(c)
Cotton	2	03/2026	USD	69	(1	)(c)
Crude Oil	65	10/2025	USD	4,185	(131	)(c)
Crude Oil	94	11/2025	USD	5,991	(167	)(c)
Crude Oil	2	12/2025	USD	126	(2	)(c)
Crude Oil	1	01/2026	USD	62	(—	)(c)(h)
Czech Koruna Cross-Rate	4	12/2025	EUR	770	(—	)(h)
Dax Index	10	12/2025	EUR	6,987	60
Dollar Index	177	10/2025	KRW	1,745	23
Dollar Index	72	12/2025	USD	7,007	10
E-mini Russell 2000 Index	102	12/2025	USD	12,313	210
Euro BOBL	81	12/2025	EUR	11,207	(4)
Euro BTP Italian Government Bonds	294	12/2025	EUR	41,498	(133)
Euro Bund	110	12/2025	EUR	16,640	(36)
Euro Fx	127	12/2025	USD	18,749	(29)
Euro STOXX 50 Index	122	12/2025	EUR	7,803	133
Euro-Oat French Government Bonds	22	12/2025	EUR	3,136	(1)
Feeder Cattle	1	11/2025	USD	177	2	(c)
Frozen Concentrated Orange Juice	1	11/2025	USD	36	1	(c)
FTSE 100 Index	79	12/2025	GBP	9,883	113
FTSE MIB Index	29	12/2025	EUR	7,257	(23)
Gas Oil	3	10/2025	USD	210	(1	)(c)
Gas Oil	102	11/2025	USD	7,218	(210	)(c)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2025 (continued):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Gas Oil	2	12/2025	USD	135	(—	)(c)(h)
Gasoline RBOB	81	10/2025	USD	6,611	(72	)(c)
Gasoline RBOB	3	11/2025	USD	240	(4	)(c)
Gasoline RBOB	2	12/2025	USD	160	(4	)(c)
Gasoline RBOB	1	01/2026	USD	79	(1	)(c)
Gold 100 oz	106	12/2025	USD	37,944	3,112	(c)
Hang Seng China Enterprise Index	123	10/2025	HKD	7,435	133
Hang Seng Index	60	10/2025	HKD	10,186	188
Hungarian Forint	11	12/2025	EUR	986	(1)
ICE 3 Month SONIA	136	12/2027	GBP	44,072	(30)
IFSC NIFTY 50 Index	9	10/2025	USD	450	(5)
Japanese Yen	1	12/2025	USD	85	—	(h)
KOSPI 200 Index	24	12/2025	KRW	2,025	10
Lean Hogs	45	10/2025	USD	1,648	149	(c)
Lean Hogs	55	12/2025	USD	1,905	47	(c)
Long Gilt	21	12/2025	GBP	2,578	(13)
Mexican Peso	1,872	12/2025	USD	49,796	860
Mini MSCI EAFE Index	323	12/2025	USD	44,954	28
MSCI Emerging Markets Index	785	12/2025	USD	52,592	776
NASDAQ 100 E-mini Index	55	12/2025	USD	26,809	583
Natural Gas	5	10/2025	EUR	141	(8	)(c)
New York Harbor ULSD	52	10/2025	USD	5,159	(83	)(c)
New York Harbor ULSD	2	11/2025	USD	195	(1	)(c)
Norwegian Krone Cross-Rate	5	12/2025	NOK	731	7
OMXS 30 Index	276	10/2025	SEK	7,693	120
Palladium	10	12/2025	USD	1,188	99	(c)
Platinum	64	01/2026	USD	4,704	434	(c)
Polish Zloty	8	12/2025	EUR	1,096	(1)
Robusta Coffee 10-Tonne	8	11/2025	USD	363	(27	)(c)
Robusta Coffee 10-Tonne	3	01/2026	USD	129	(4	)(c)
S&P 500 E-mini Index	124	12/2025	USD	41,303	477
S&P MidCap 400 E-mini Index	28	12/2025	USD	9,262	(60)
S&P Toronto Stock Exchange 60 Index	46	12/2025	CAD	11,514	205
SGX FTSE China A50 Index	717	10/2025	USD	10,840	(2)
SGX FTSE Taiwan Index	78	10/2025	USD	6,723	(52)
SGX MSCI Singapore Index	217	10/2025	SGD	7,557	(32)
SGX Nikkei	39	12/2025	JPY	5,758	163
Short Euro-BTP	54	12/2025	EUR	6,847	(4)
Silver	50	12/2025	USD	9,866	1,794	(c)
SOFR 3 Month	31	03/2026	USD	7,499	(35)
SOFR 3 Month	75	09/2026	USD	18,142	(7)
SOFR 3 Month	262	03/2027	USD	63,413	60
SOFR 3 Month	456	06/2027	USD	110,680	(197)
SOFR 3 Month	295	12/2027	USD	71,460	(22)
SOFR 3 Month	310	09/2028	USD	74,950	12
South African Rand	28	12/2025	USD	801	(793)
Swiss Franc	80	12/2025	USD	12,762	(89)
Swiss Market Index	21	12/2025	CHF	3,182	12
TOPIX Index	46	12/2025	JPY	9,702	68

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2025 (continued):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
U.S. Treasury 2 Year Note	216	12/2025	USD	45,043	(29)
U.S. Treasury 5 Year Note	156	12/2025	USD	17,101	(67)
U.S. Treasury 10 Year Note	352	12/2025	USD	39,751	(151)
U.S. Treasury Long Bond	29	12/2025	USD	3,406	(24)
U.S. Treasury Ultra Bond	48	12/2025	USD	5,821	(58)
WTI Crude	1	10/2025	USD	64	(2	)(c)
WTI Crude	2	11/2025	USD	126	(2	)(c)
WTI Crude	1	12/2025	USD	63	(1	)(c)

					7,361

Short Contracts
3MO Euro EURIBOR	(7)	03/2026	EUR	(2,014)	—	(h)
3MO Euro EURIBOR	(6)	06/2026	EUR	(1,727)	—	(h)
3MO Euro EURIBOR	(5)	09/2026	EUR	(1,439)	1
3MO Euro EURIBOR	(338)	12/2026	EUR	(97,223)	25
3MO Euro EURIBOR	(3)	03/2027	EUR	(862)	—	(h)
3MO Euro EURIBOR	(3)	06/2027	EUR	(862)	—	(h)
3MO Euro EURIBOR	(84)	09/2027	EUR	(24,109)	(3)
3MO Euro EURIBOR	(1)	12/2027	EUR	(287)	—	(h)
3MO Euro EURIBOR	(21)	06/2028	EUR	(6,018)	—	(h)
ASX SPI 200 Index	(3)	12/2025	AUD	(437)	(4)
Australian Dollar	(125)	12/2025	USD	(8,283)	5
Australian Government 3 Year Bond	(164)	12/2025	AUD	(11,625)	31
Australian Government 10 Year Bond	(56)	12/2025	AUD	(4,219)	19
Bovespa	(205)	10/2025	BRL	(10,348)	21	(c)
Bovespa Index-Mini	(334)	10/2025	BRL	(1,841)	6	(c)
CAC40 10 Euro	(19)	10/2025	EUR	(1,752)	(9)
Canadian Dollar	(462)	12/2025	USD	(33,519)	209
Canadian Government 2 Year Bond	(9)	12/2025	CAD	(684)	(—	)(h)
Canola	(5)	11/2025	CAD	(45)	2	(c)
Canola	(19)	01/2026	CAD	(172)	3	(c)
Cocoa	(9)	12/2025	USD	(626)	19	(c)
Cocoa	(1)	03/2026	USD	(72)	4	(c)
Coffee	(2)	12/2025	USD	(285)	4	(c)
Coffee	(1)	03/2026	USD	(134)	(—	)(c)(h)
Corn	(267)	12/2025	USD	(5,811)	264	(c)
Corn	(13)	03/2026	USD	(288)	7	(c)
Corn	(3)	05/2026	USD	(68)	2	(c)
Corn	(5)	07/2026	USD	(115)	2	(c)
Corn	(1)	09/2026	USD	(23)	—	(c)(h)
Corn	(2)	12/2026	USD	(46)	—	(c)(h)
Cotton	(60)	12/2025	USD	(2,002)	29	(c)
ECX Emission	(1)	12/2025	EUR	(92)	3	(c)
E-mini Dow Jones Industrial Average Index	(3)	12/2025	USD	(696)	(4)
E-mini Russell 2000 Index	(37)	12/2025	USD	(4,595)	52
Euro BOBL	(165)	12/2025	EUR	(22,804)	(18)
Euro Bund	(24)	12/2025	EUR	(3,612)	(11)
Euro Buxl	(62)	12/2025	EUR	(8,187)	(146)
Euro Fx	(115)	12/2025	USD	(17,006)	55

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2025 (continued):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Euro Schatz	(1,220)	12/2025	EUR	(153,337)	105
Euro STOXX 50 Index	(23)	12/2025	EUR	(1,477)	(20)
Euro-Oat French Government Bonds	(24)	12/2025	EUR	(3,405)	(14)
FTSE 40 Index	(17)	12/2025	ZAR	(977)	(29)
FTSE 100 Index	(14)	12/2025	GBP	(1,748)	(24)
Hard Red Winter Wheat	(262)	12/2025	USD	(7,102)	581	(c)
Hard Red Winter Wheat	(13)	03/2026	USD	(348)	11	(c)
Hard Red Winter Wheat	(4)	05/2026	USD	(109)	3	(c)
Hard Red Winter Wheat	(5)	07/2026	USD	(140)	3	(c)
IBEX 35 Index	(15)	10/2025	EUR	(2,673)	(58)
ICE 3 Month SONIA	(15)	06/2026	GBP	(4,856)	2
ICE 3 Month SONIA	(16)	09/2026	GBP	(5,184)	1
ICE 3 Month SONIA	(16)	12/2026	GBP	(5,187)	2
ICE 3 Month SONIA	(102)	03/2027	GBP	(33,059)	1
IFSC NIFTY 50 Index	(53)	10/2025	USD	(2,628)	3
Israeli Shekel	(5)	12/2025	USD	(1,495)	(15)
Japan Government 10 Year Bond	(55)	12/2025	JPY	(50,854)	353
Japanese Yen	(929)	12/2025	USD	(79,256)	129
Korea 3-Year Bond	(24)	12/2025	KRW	(1,836)	9
Korea 10-Year Bond	(17)	12/2025	KRW	(1,441)	19
Lean Hogs	(2)	10/2025	USD	(78)	(2	)(c)
Lean Hogs	(11)	12/2025	USD	(384)	(6	)(c)
Lean Hogs	(3)	02/2026	USD	(107)	(1	)(c)
Lean Hogs	(3)	04/2026	USD	(110)	(1	)(c)
Live Cattle	(1)	12/2025	USD	(93)	(1	)(c)
Live Cattle	(1)	04/2026	USD	(95)	(—	)(c)(h)
London Cocoa	(3)	12/2025	GBP	(210)	19	(c)
London Cocoa	(7)	03/2026	GBP	(480)	33	(c)
Long Gilt	(65)	12/2025	GBP	(7,906)	(35)
Milling Wheat	(358)	12/2025	EUR	(4,187)	273	(c)
Milling Wheat	(21)	03/2026	EUR	(245)	8	(c)
Milling Wheat	(8)	05/2026	EUR	(96)	3	(c)
Milling Wheat	(2)	09/2026	EUR	(25)	—	(c)(h)
Natural Gas	(375)	10/2025	USD	(12,558)	172	(c)
New Zealand Dollar	(220)	12/2025	USD	(12,874)	82
Nikkei 225	(5)	12/2025	JPY	(1,520)	(1)
Nikkei 225	(48)	12/2025	JPY	(1,459)	(1)
Platinum	(22)	01/2026	USD	(1,622)	(144	)(c)
Rapeseed Euro	(12)	10/2025	EUR	(336)	8	(c)
Rapeseed Euro	(19)	01/2026	EUR	(526)	8	(c)
Rapeseed Euro	(3)	04/2026	EUR	(83)	1	(c)
Rapeseed Euro	(1)	07/2026	EUR	(27)	—	(c)(h)
Red Spring Wheat	(94)	12/2025	USD	(2,818)	173	(c)
S&P MidCap 400 E-mini Index	(4)	12/2025	USD	(1,330)	15
SGX Nikkei	(3)	12/2025	JPY	(455)	(—	)(h)
Silver	(39)	12/2025	USD	(8,208)	(887	)(c)
SOFR 3 Month	(424)	06/2026	USD	(102,667)	372
SOFR 3 Month	(105)	09/2026	USD	(25,410)	22
SOFR 3 Month	(95)	12/2026	USD	(23,029)	27
SOFR 3 Month	(138)	03/2027	USD	(33,467)	35

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2025 (continued):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
SOFR 3 Month	(92)	06/2027	USD	(22,316)	26
SOFR 3 Month	(86)	09/2027	USD	(20,856)	22
SOFR 3 Month	(79)	12/2027	USD	(19,151)	20
SOFR 3 Month	(74)	03/2028	USD	(17,930)	18
Soybean	(70)	11/2025	USD	(3,568)	62	(c)
Soybean	(4)	01/2026	USD	(212)	8	(c)
Soybean	(2)	03/2026	USD	(107)	4	(c)
Soybean	(2)	05/2026	USD	(108)	3	(c)
Soybean	(1)	07/2026	USD	(55)	2	(c)
Soybean Meal	(190)	12/2025	USD	(5,724)	532	(c)
Soybean Meal	(2)	01/2026	USD	(58)	2	(c)
Soybean Meal	(2)	03/2026	USD	(59)	2	(c)
Soybean Meal	(1)	05/2026	USD	(30)	1	(c)
Soybean Meal	(1)	07/2026	USD	(30)	1	(c)
Soybean Oil	(45)	12/2025	USD	(1,356)	20	(c)
Soybean Oil	(2)	01/2026	USD	(61)	1	(c)
Soybean Oil	(1)	03/2026	USD	(31)	1	(c)
Soybean Oil	(1)	05/2026	USD	(31)	—	(c)(h)
Sugar	(478)	02/2026	USD	(8,773)	(114	)(c)
Sugar	(11)	04/2026	USD	(195)	(4	)(c)
Sugar	(1)	06/2026	USD	(18)	—	(c)(h)
Swedish Krona	(1)	12/2025	SEK	(146)	(1)
Swiss Franc	(73)	12/2025	USD	(11,671)	107
U.S. Treasury 2 Year Note	(298)	12/2025	USD	(62,162)	60
U.S. Treasury 5 Year Note	(121)	12/2025	USD	(13,246)	34
U.S. Treasury 10 Year Note	(123)	12/2025	USD	(13,923)	85
U.S. Treasury Long Bond	(353)	12/2025	USD	(40,684)	(473)
U.S. Ultra Treasury 10 Year Note	(14)	12/2025	USD	(1,611)	—	(h)
Wheat	(15)	12/2025	USD	(396)	15	(c)
Wheat	(3)	03/2026	USD	(82)	3	(c)
Wheat	(1)	05/2026	USD	(28)	1	(c)
Wheat	(1)	07/2026	USD	(28)	1	(c)
White Sugar	(10)	11/2025	USD	(228)	(7	)(c)
White Sugar	(6)	02/2026	USD	(135)	(4	)(c)
White Sugar	(1)	04/2026	USD	(22)	(1	)(c)

					2,229

Total unrealized appreciation (depreciation)					9,590

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1,448	USD	1,691	Wells Fargo Bank NA	10/02/2025	8
AUD	147	USD	97	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
AUD	106	USD	70	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
AUD	77	USD	51	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	109	AUD	164	Brown Brothers Harriman & Co.	10/16/2025	1	(h)
USD	131	CAD	182	Brown Brothers Harriman & Co.	10/16/2025	1	(c)
USD	1,035	CAD	1,427	Brown Brothers Harriman & Co.	10/16/2025	9
USD	99	CAD	137	Brown Brothers Harriman & Co.	10/16/2025	1	(h)
USD	43	CAD	59	Brown Brothers Harriman & Co.	10/16/2025	1	(h)
USD	62	CAD	86	Brown Brothers Harriman & Co.	10/16/2025	1	(h)
USD	36	EUR	30	Brown Brothers Harriman & Co.	10/16/2025	—	(c)(h)
EUR	90	USD	106	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
EUR	57	USD	67	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
EUR	204	USD	239	Brown Brothers Harriman & Co.	10/16/2025	1
USD	71	EUR	60	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	3,198	EUR	2,713	Brown Brothers Harriman & Co.	10/16/2025	10
USD	132	EUR	112	Brown Brothers Harriman & Co.	10/16/2025	1	(h)
USD	384	EUR	327	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	119	EUR	101	Brown Brothers Harriman & Co.	10/16/2025	1
USD	49	EUR	42	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	55	EUR	47	Brown Brothers Harriman & Co.	10/16/2025	1	(h)
USD	403	EUR	340	Brown Brothers Harriman & Co.	10/16/2025	4
EUR	58	USD	68	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	53	EUR	45	Brown Brothers Harriman & Co.	10/16/2025	—	(c)(h)
USD	546	EUR	463	Brown Brothers Harriman & Co.	10/16/2025	2	(c)
EUR	125	USD	146	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
EUR	89	USD	104	Brown Brothers Harriman & Co.	10/16/2025	—	(c)(h)
EUR	48	USD	56	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	168	EUR	143	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
EUR	126	USD	148	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	80	EUR	68	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
GBP	68	USD	91	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	68	GBP	50	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	1,349	GBP	993	Brown Brothers Harriman & Co.	10/16/2025	13
USD	81	GBP	59	Brown Brothers Harriman & Co.	10/16/2025	1
USD	375	GBP	276	Brown Brothers Harriman & Co.	10/16/2025	4	(c)
USD	30	GBP	22	Brown Brothers Harriman & Co.	10/16/2025	—	(c)(h)
USD	97	GBP	72	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	108	GBP	79	Brown Brothers Harriman & Co.	10/16/2025	1
USD	164	HKD	1,280	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	112	HKD	874	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	75	HKD	582	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	115	HKD	896	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	65	HKD	507	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	53	HKD	412	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	991	HKD	7,706	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
HKD	957	USD	123	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
HKD	363	USD	47	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
JPY	25,315	USD	171	Brown Brothers Harriman & Co.	10/16/2025	—	(h)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2025 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	72	JPY	10,625	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	80	JPY	11,748	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	1,053	JPY	153,711	Brown Brothers Harriman & Co.	10/16/2025	12
SEK	473	USD	50	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
SEK	469	USD	50	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	69	SEK	644	Brown Brothers Harriman & Co.	10/16/2025	1	(h)
USD	43	SEK	399	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	102	SEK	945	Brown Brothers Harriman & Co.	10/16/2025	2
USD	83	SEK	777	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	66	SGD	85	Brown Brothers Harriman & Co.	10/16/2025	1
USD	77	SGD	99	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	45	SGD	57	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
SEK	414	USD	44	Brown Brothers Harriman & Co.	10/23/2025	—	(h)

Total unrealized appreciation						77

USD	1,693	EUR	1,448	Barclays Bank plc	10/02/2025	(6)
AUD	222	USD	148	Brown Brothers Harriman & Co.	10/16/2025	(1)
AUD	80	USD	53	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	100	AUD	154	Brown Brothers Harriman & Co.	10/16/2025	(1)
USD	102	AUD	154	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	1,171	AUD	1,769	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
CAD	82	USD	59	Brown Brothers Harriman & Co.	10/16/2025	(1	)(h)
CAD	130	USD	94	Brown Brothers Harriman & Co.	10/16/2025	(1)
CAD	77	USD	55	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
CAD	73	USD	53	Brown Brothers Harriman & Co.	10/16/2025	(1	)(h)
CAD	90	USD	65	Brown Brothers Harriman & Co.	10/16/2025	(1)
CAD	74	USD	54	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
CAD	144	USD	103	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
EUR	40	USD	46	Brown Brothers Harriman & Co.	10/16/2025	—	(c)(h)
USD	128	EUR	109	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	90	EUR	76	Brown Brothers Harriman & Co.	10/16/2025	—	(c)(h)
USD	195	EUR	167	Brown Brothers Harriman & Co.	10/16/2025	(1)
EUR	206	USD	242	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
EUR	64	USD	75	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
EUR	47	USD	56	Brown Brothers Harriman & Co.	10/16/2025	(1	)(h)
EUR	35	USD	41	Brown Brothers Harriman & Co.	10/16/2025	—	(c)(h)
EUR	66	USD	78	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
GBP	104	USD	141	Brown Brothers Harriman & Co.	10/16/2025	(1)
GBP	119	USD	161	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
GBP	43	USD	59	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
GBP	29	USD	40	Brown Brothers Harriman & Co.	10/16/2025	(1	)(h)
GBP	101	USD	137	Brown Brothers Harriman & Co.	10/16/2025	(1	)(c)
USD	76	HKD	590	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	116	HKD	904	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	18	HKD	140	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
HKD	807	USD	104	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
HKD	1,478	USD	190	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
HKD	1,013	USD	130	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
JPY	11,801	USD	80	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
JPY	8,600	USD	59	Brown Brothers Harriman & Co.	10/16/2025	(1)
JPY	18,307	USD	124	Brown Brothers Harriman & Co.	10/16/2025	—	(h)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2025 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	23,576	USD	160	Brown Brothers Harriman & Co.	10/16/2025	(1)
USD	55	JPY	8,107	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
JPY	18,838	USD	128	Brown Brothers Harriman & Co.	10/16/2025	(1)
USD	42	JPY	6,234	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	54	JPY	8,146	Brown Brothers Harriman & Co.	10/16/2025	(1)
JPY	23,111	USD	157	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
JPY	5,527	USD	38	Brown Brothers Harriman & Co.	10/16/2025	(1	)(h)
USD	57	JPY	8,484	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
SEK	575	USD	61	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
USD	58	SEK	547	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
SEK	473	USD	51	Brown Brothers Harriman & Co.	10/16/2025	—	(h)
SGD	218	USD	171	Brown Brothers Harriman & Co.	10/16/2025	(1)
SGD	136	USD	106	Brown Brothers Harriman & Co.	10/16/2025	(1)
USD	1,695	EUR	1,448	Wells Fargo Bank NA	11/04/2025	(9)
USD	747	EUR	637	Morgan Stanley & Co.	11/21/2025	(3)

Total unrealized depreciation						(36)

Net unrealized appreciation (depreciation)						41

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2025:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States SOFR	3.75% annually	Pay	12/18/2034	USD	3,300	(7)	25	18
United States SOFR	3.25% annually	Pay	03/19/2035	USD	4,200	276	(123)	153
United States SOFR	3.25% annually	Receive	06/18/2035	USD	4,200	123	26	149
United States SOFR	3.75% annually	Pay	09/17/2035	USD	23,600	(186)	(3)	(189)

Total						206	(75)	131

(a)	Value of floating rate index as of September 30, 2025 was as follows:

FLOATING RATE INDEX
United States SOFR	4.24%

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of September 30, 2025:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (5)	VALUE ($)
CDX.EM.44 12/30	1.00	Quarterly	12/20/2030	1.48	USD	2,000	(42)	(1)	(43)
ITRX EUROPE 12/30	1.00	Quarterly	12/20/2030	0.56	EUR	7,000	181	(2)	179
CDX.NA.IG.45 12/30	1.00	Quarterly	12/20/2030	0.52	USD	14,000	320	— (h)	320

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of September 30, 2025 (continued):

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (5)		VALUE ($)
ITRX EUR XOVER 12/30	5.00	Quarterly	12/20/2030	2.63	EUR	3,000	373	6		379
ITRX EUR SNR FIN 12/30	1.00	Quarterly	12/20/2030	0.60	EUR	2,000	46	—	(h)	46

Total							878	3		881

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total Return Swap contracts outstanding as of September 30, 2025:

REFERENCE INDEX	FLOATING RATE PAID BY THE FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	quarterly	Morgan Stanley & Co.	03/20/2026	USD	1,040	(—	)(h)	13	13
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	quarterly	Morgan Stanley & Co.	12/20/2025	USD	1,040	(—	)(h)	14	14
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	maturity	Morgan Stanley & Co.	12/20/2025	USD	2,600	(—	)(h)	(28)	(28)

Total							(—	)(h)	(1)	(1)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Call Option Contract on securities as of September 30, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 10/14/2055	Citigroup Global Markets, Inc.	(2,000)	USD (920)	USD 93.94	10/07/2025	$(10)

Total Written Options Contract (Premiums Received $7)						(10)

Purchased Call Interest Rate Swaptions contracts outstanding as of September 30, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	633	4.26	02/13/2035	$88
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	622	4.25	02/20/2035	87
10-Year Swaption, United States SOFR	Bank of America, NA	1,100	415	4.27	05/01/2035	57
10-Year Swaption, United States SOFR	Bank of America, NA	1,000	401	4.47	06/04/2035	59
10-Year Swaption, United States SOFR	Bank of America, NA	4,000	1,572	4.40	06/25/2035	225
10-Year Swaption, United States SOFR	Bank of America, NA	4,200	1,752	4.64	07/23/2035	271
10-Year Swaption, United States SOFR	Bank of America, NA	2,000	779	4.43	08/06/2035	114
10-Year Swaption, United States SOFR	Bank of America, NA	1,400	566	4.69	08/27/2035	93
5-Year Swaption, United States SOFR	Bank of America, NA	3,700	45	3.23	10/06/2025	1
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	6,200	61	2.50	05/29/2026	12
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	12,100	191	3.18	12/04/2025	30
7-Year Swaption, United States SOFR	Bank of America, NA	12,800	95	2.50	06/16/2026	27
7-Year Swaption, United States SOFR	Bank of America, NA	31,000	232	2.50	06/17/2026	65
7-Year Swaption, United States SOFR	Bank of America, NA	11,300	97	2.60	06/17/2026	30
7-Year Swaption, United States SOFR	Bank of America, NA	4,800	31	2.70	03/23/2026	9

						1,168

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Purchased Put Interest Rate Swaptions contracts outstanding as of September 30, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	3,000	69	5.50	01/30/2026	—(h)
10-Year Swaption, United States SOFR	Bank of America, NA	2,000	779	4.43	08/06/2035	114
10-Year Swaption, United States SOFR	Bank of America, NA	2,100	876	4.64	07/23/2035	110
10-Year Swaption, United States SOFR	Bank of America, NA	2,000	795	4.40	06/25/2035	116
10-Year Swaption, United States SOFR	Bank of America, NA	1,000	401	4.47	06/04/2035	56
10-Year Swaption, United States SOFR	Bank of America, NA	1,400	566	4.69	08/27/2035	72
10-Year Swaption, United States SOFR	Bank of America, NA	1,100	415	4.27	05/01/2035	67
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	622	4.25	02/20/2035	105
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	633	4.26	02/13/2035	104
10-Year Swaption, United States SOFR	Bank of America, NA	20,800	898	3.91	03/04/2026	196
7-Year Swaption, United States SOFR	Barclays Bank plc	5,100	77	5.00	04/06/2026	1
7-Year Swaption, United States SOFR	Bank of America, NA	29,700	220	5.00	10/08/2025	—	(h)
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	2,900	54	5.00	03/31/2026	1
7-Year Swaption, United States SOFR	Bank of America, NA	88,000	124	5.00	03/30/2026	22
7-Year Swaption, United States SOFR	Bank of America, NA	3,200	58	5.00	03/20/2026	1
7-Year Swaption, United States SOFR	Barclays Bank plc	47,700	82	4.75	10/09/2025	—	(h)
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	52,600	76	4.75	10/14/2025	—	(h)
7-Year Swaption, United States SOFR	Barclays Bank plc	3,700	1	3.98	10/17/2025	—	(h)
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	3,900	64	5.00	04/03/2026	1
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	2,400	47	5.00	03/30/2026	1

						967

Total Purchased Interest Rate Swaptions contract (Premiums Paid $3,345)						2,135

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Call Interest Rate Swaption contracts on securities as of September 30, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Bank of America, NA	(3,300)	(147)	3.33	10/08/2025	$(2)
7-Year Swaption, United States SOFR	Barclays Bank plc	(3,100)	(60)	3.45	10/09/2025	(7)
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	(3,000)	(55)	3.41	10/14/2025	(5)
7-Year Swaption, United States SOFR	Barclays Bank plc	(3,700)	—	3.48	10/17/2025	(14)
7-Year Swaption, United States SOFR	Bank of America, NA	(3,800)	(79)	3.20	03/30/2026	(27)

						(55)

Written Put Interest Rate Swaptions contract outstanding as of September 30, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	(14,000)	(221)	3.68	12/04/2025	(49)

						(49)

Total Written Interest Rate Swaptions contract (Premiums Received $162)						(104)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025:

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from (0.25)% to 0.30%) which is denominated in AUD based on the local currencies of the positions within the swap	09/16/2026	40	40	—	(h)	40

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
ANZ Group Holdings Ltd.	3,156	(12)	(12)	0.0	(g)
ASX Ltd.	7	—(h)	—(h)	0.0	(g)
BlueScope Steel Ltd.	40	—(h)	—(h)	0.0	(g)
Brambles Ltd.	38	—(h)	—(h)	0.0	(g)
Cochlear Ltd.	53	2	2	0.0	(g)
Genesis Minerals Ltd.	16	—(h)	—(h)	0.0	(g)
Goodman Group	89	1	1	0.0	(g)
Medibank Pvt Ltd.	208	1	1	0.0	(g)
National Australia Bank Ltd.	3,194	(25)	(25)	0.0	(g)
NEXTDC Ltd.	30	1	1	0.0	(g)
Northern Star Resources Ltd.	469	(19)	(19)	0.0	(g)
Ramelius Resources Ltd.	6	—(h)	—(h)	0.0	(g)
Ramsay Health Care Ltd.	7	—(h)	—(h)	0.0	(g)
Rio Tinto Ltd.	9	—(h)	—(h)	0.0	(g)
Sigma Healthcare Ltd.	134	2	2	0.0	(g)
Telix Pharmaceuticals Ltd.	58	1	1	0.0	(g)
Vicinity Ltd.	26	—(h)	—(h)	0.0	(g)
Westpac Banking Corp.	96	(1)	(1)	0.0	(g)
WiseTech Global Ltd.	962	43	43	0.0	(g)
Woodside Energy Group Ltd.	629	(4)	(4)	0.0	(g)
Woolworths Group Ltd.	1,039	15	15	0.0	(g)
Zip Co. Ltd.	49	2	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Ireland
James Hardie Industries plc	198	6		6		0.0	(g)
Total Long Positions of Total Return Swaps		13		13		0.0	(g)

Short Positions
Common Stocks
Australia
Ampol Ltd.	(66)	—	(h)	—	(h)	0.0	(g)
Aristocrat Leisure Ltd.	(81)	—	(h)	—	(h)	0.0	(g)
Evolution Mining Ltd.	(44)	2		2		0.0	(g)
GPT Group (The)	(208)	1		1		0.0	(g)
Insurance Australia Group Ltd.	(350)	(7)		(7)		0.0	(g)
Macquarie Group Ltd.	(32)	—	(h)	—	(h)	0.0	(g)
Orica Ltd.	(47)	—	(h)	—	(h)	0.0	(g)
Qantas Airways Ltd.	(29)	—	(h)	—	(h)	0.0	(g)
QBE Insurance Group Ltd.	(69)	—	(h)	—	(h)	0.0	(g)
REA Group Ltd.	(58)	—	(h)	—	(h)	0.0	(g)
Sandfire Resources Ltd.	(313)	32		32		0.0	(g)
Santos Ltd.	(111)	(2)		(2)		0.0	(g)
SEEK Ltd.	(10)	—	(h)	—	(h)	0.0	(g)
Sonic Healthcare Ltd.	(34)	(1)		(1)		0.0	(g)
South32 Ltd.	(8)	—	(h)	—	(h)	0.0	(g)
Technology One Ltd.	(73)	—	(h)	—	(h)	0.0	(g)
Treasury Wine Estates Ltd.	(34)	—	(h)	—	(h)	0.0	(g)
Wesfarmers Ltd.	(13)	—	(h)	—	(h)	0.0	(g)
Worley Ltd.	(442)	2		2		0.0	(g)
Total Short Positions of Total Return Swaps		27		27		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		40		40		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day CABROVER on long positions and short positions respectively, plus or minus spread (rates range from (0.20)% to 0.00%) which is denominated in CAD based on the local currencies of the positions within the swap	10/13/2026	(103)	(103)	18	(85)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc.	11	—	(h)	—	(h)	0.0	(g)
AltaGas Ltd.	6	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Bank of Nova Scotia (The)	4,132	(31)	(31)	0.0	(g)
Bombardier, Inc.	48	— (h)	— (h)	0.0	(g)
CAE, Inc.	304	(15)	(15)	0.0	(g)
Canadian Utilities Ltd.	403	(10)	(10)	0.0	(g)
Emera, Inc.	41	(1)	(1)	0.0	(g)
Equinox Gold Corp.	97	(2)	(2)	0.0	(g)
Fortis, Inc./Canada	434	(12)	(12)	0.0	(g)
Gildan Activewear, Inc.	13	— (h)	— (h)	0.0	(g)
IAMGOLD Corp.	47	(3)	(3)	0.0	(g)
Imperial Oil Ltd.	1,101	12	12	0.0	(g)
Ivanhoe Mines Ltd.	6	— (h)	— (h)	0.0	(g)
Keyera Corp.	420	(8)	(8)	0.0	(g)
MEG Energy Corp.	239	— (h)	— (h)	0.0	(g)
NexGen Energy Ltd.	177	(2)	(2)	0.0	(g)
Peyto Exploration & Development Corp.	331	5	5	0.0	(g)
Teck Resources Ltd.	467	(48)	(48)	0.0	(g)
Toromont Industries Ltd.	11	— (h)	— (h)	0.0	(g)
Tourmaline Oil Corp.	1,730	35	35	0.0	(g)
United States
RB Global, Inc.	172	6	6	0.0	(g)
SSR Mining, Inc.	654	(29)	(29)	0.0	(g)
Total Long Positions of Total Return Swaps		(103)	(103)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(103)	(103)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	10/15/2026	(55)	(55)	1	(54)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Switzerland
BKW AG	81	(3)		(3)		0.0	(g)
Geberit AG	534	(14)		(14)		0.0	(g)
Sandoz Group AG	103	3		3		0.0	(g)
SIG Group AG	2	—	(h)	—	(h)	0.0	(g)
Straumann Holding AG	9	—	(h)	—	(h)	0.0	(g)
Swiss Life Holding AG	101	—	(h)	—	(h)	0.0	(g)
Swiss Re AG	469	(28)		(28)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
VAT Group AG	138	16	16	0.0	(g)
Total Long Positions of Total Return Swaps		(26)	(26)	0.0	(g)

Short Positions
Common Stocks
Switzerland
Accelleron Industries AG	(19)	(1)	(1)	0.0	(g)
Alcon AG	(351)	(17)	(17)	0.0	(g)
Avolta AG	(31)	(2)	(2)	0.0	(g)
Baloise Holding AG	(6)	— (h)	— (h)	0.0	(g)
Logitech International SA	(71)	(2)	(2)	0.0	(g)
Lonza Group AG	(238)	(7)	(7)	0.0	(g)
Partners Group Holding AG	(9)	— (h)	— (h)	0.0	(g)
PSP Swiss Property AG	(23)	— (h)	— (h)	0.0	(g)
Schindler Holding AG	(257)	— (h)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(29)	(29)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(55)	(55)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	10/19/2026	(5)	(5)	—	(5)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Denmark
Coloplast A/S	156	1	1	0.0	(g)
DSV A/S	394	1	1	0.0	(g)
Novonesis Novozymes B	534	(3)	(3)	0.0	(g)
Total Long Positions of Total Return Swaps		(1)	(1)	0.0	(g)

Short Positions
Common Stocks
Denmark
Genmab A/S	(46)	— (h)	— (h)	0.0	(g)
GN Store Nord A/S	(117)	(1)	(1)	0.0	(g)
Pandora A/S	(380)	(2)	(2)	0.0	(g)
Tryg A/S	(580)	(1)	(1)	0.0	(g)
Total Short Positions of Total Return Swaps		(4)	(4)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(5)	(5)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day ESTER on long positions and short positions respectively, plus or minus spread (rates range from (0.50)% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	10/15/2026	(5)	(4)	3	(1)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Austria
OMV AG	57	— (h)	— (h)	0.0	(g)
Verbund AG	27	(1)	(1)	0.0	(g)
Belgium
Anheuser-Busch InBev SA	990	(24)	(24)	0.0	(g)
Elia Group SA	4	— (h)	— (h)	0.0	(g)
KBC Group NV	247	(5)	(5)	0.0	(g)
Lotus Bakeries NV	24	(1)	(1)	0.0	(g)
Sofina SA	15	— (h)	— (h)	0.0	(g)
Syensqo SA	28	— (h)	— (h)	0.0	(g)
UCB SA	392	(64)	(64)	0.0	(g)
Finland
Fortum OYJ	4	— (h)	— (h)	0.0	(g)
Kesko OYJ	28	— (h)	— (h)	0.0	(g)
Metso OYJ	191	5	5	0.0	(g)
Stora Enso OYJ	113	3	3	0.0	(g)
UPM-Kymmene OYJ	11	— (h)	— (h)	0.0	(g)
France
Aeroports de Paris SA	208	(6)	(6)	0.0	(g)
Airbus SE	2,914	(40)	(40)	0.0	(g)
Alstom SA	95	(4)	(4)	0.0	(g)
Amundi SA	24	— (h)	— (h)	0.0	(g)
EssilorLuxottica SA	1,642	(8)	(8)	0.0	(g)
Getlink SE	136	(3)	(3)	0.0	(g)
Kering SA	29	(2)	(2)	0.0	(g)
Legrand SA	181	2	2	0.0	(g)
Rexel SA	587	(5)	(5)	0.0	(g)
Sartorius Stedim Biotech	67	— (h)	— (h)	0.0	(g)
Schneider Electric SE	109	(3)	(3)	0.0	(g)
Sodexo SA	29	— (h)	— (h)	0.0	(g)
Germany
BASF SE	1,835	(10)	(10)	0.0	(g)
Beiersdorf AG	4	— (h)	— (h)	0.0	(g)
Brenntag SE	40	(1)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
CTS Eventim AG & Co. KGaA	55	(1)	(1)	0.0	(g)
Daimler Truck Holding AG	11	1	1	0.0	(g)
Dr Ing hc F Porsche AG	493	(11)	(11)	0.0	(g)
Fresenius SE & Co. KGaA	759	(12)	(12)	0.0	(g)
Hannover Rueck SE	529	(29)	(29)	0.0	(g)
KION Group AG	15	— (h)	— (h)	0.0	(g)
Puma SE	28	1	1	0.0	(g)
RWE AG	69	— (h)	— (h)	0.0	(g)
Talanx AG	39	— (h)	— (h)	0.0	(g)
Volkswagen AG	1,378	(29)	(29)	0.0	(g)
Zalando SE	13	— (h)	— (h)	0.0	(g)
Ireland
Bank of Ireland Group plc	13	(1)	(1)	0.0	(g)
Ryanair Holdings plc	21	(2)	(2)	0.0	(g)
Italy
Brunello Cucinelli SpA	125	15	15	0.0	(g)
Davide Campari-Milano NV	37	1	1	0.0	(g)
Ferrari NV	8	— (h)	— (h)	0.0	(g)
FinecoBank Banca Fineco SpA	242	2	2	0.0	(g)
Infrastrutture Wireless Italiane SpA	101	— (h)	— (h)	0.0	(g)
Moncler SpA	223	2	2	0.0	(g)
Prysmian SpA	864	(23)	(23)	0.0	(g)
Luxembourg
ArcelorMittal SA	27	1	1	0.0	(g)
CVC Capital Partners plc	119	1	1	0.0	(g)
Netherlands
ABN AMRO Bank NV	63	(2)	(2)	0.0	(g)
Akzo Nobel NV	158	1	1	0.0	(g)
Argenx SE	20	1	1	0.0	(g)
EXOR NV	24	—	— (h)	0.0	(g)
Ferrovial SE	62	(1)	(1)	0.0	(g)
Heineken NV	277	(7)	(7)	0.0	(g)
Koninklijke Philips NV	295	11	11	0.0	(g)
Randstad NV	63	(2)	(2)	0.0	(g)
Universal Music Group NV	38	(2)	(2)	0.0	(g)
Portugal
Jeronimo Martins SGPS SA	264	— (h)	— (h)	0.0	(g)
Spain
Amadeus IT Group SA	30	(1)	(1)	0.0	(g)
Cellnex Telecom SA	53	(2)	(2)	0.0	(g)
EDP Renovaveis SA	4	(1)	(1)	0.0	(g)
Endesa SA	4	— (h)	— (h)	0.0	(g)
Indra Sistemas SA	141	(1)	(1)	0.0	(g)
Industria de Diseno Textil SA	233	(10)	(10)	0.0	(g)
Switzerland
STMicroelectronics NV	12	— (h)	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		(267)	(267)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
BAWAG Group AG	(381)	(4)		(4)		0.0	(g)
Belgium
Ageas SA	(416)	4		4		0.0	(g)
Sofina SA	— (h)	—	(h)	—	(h)	0.0	(g)
Finland
Elisa OYJ	(238)	(3)		(3)		0.0	(g)
Neste OYJ	(8)	—	(h)	—	(h)	0.0	(g)
France
Accor SA	(17)	—	(h)	—	(h)	0.0	(g)
AXA SA	(6)	—	(h)	—	(h)	0.0	(g)
Bouygues SA	(334)	11		11		0.0	(g)
Capgemini SE	(4)	—	(h)	—	(h)	0.0	(g)
Carrefour SA	(334)	34		34		0.0	(g)
Covivio SA	(11)	—	(h)	—	(h)	0.0	(g)
Credit Agricole SA	(1,304)	11		11		0.0	(g)
Eiffage SA	(57)	(1)		(1)		0.0	(g)
Gecina SA	(30)	1		1		0.0	(g)
Ipsen SA	(17)	—	(h)	—	(h)	0.0	(g)
Safran SA	(37)	1		1		0.0	(g)
SPIE SA	(147)	(8)		(8)		0.0	(g)
Thales SA	(1,008)	74		74		0.0	(g)
Valeo SE	(78)	(3)		(3)		0.0	(g)
Veolia Environnement SA	(132)	—	(h)	—	(h)	0.0	(g)
Germany
adidas AG	(1,463)	4		4		0.0	(g)
Allianz SE	(436)	14		14		0.0	(g)
Aurubis AG	(168)	20		20		0.0	(g)
Bayer AG	(309)	11		11		0.0	(g)
Evonik Industries AG	(8)	—	(h)	—	(h)	0.0	(g)
GEA Group AG	(126)	—	(h)	—	(h)	0.0	(g)
Henkel AG & Co. KGaA	(11)	—	(h)	—	(h)	0.0	(g)
HOCHTIEF AG	(17)	—	(h)	—	(h)	0.0	(g)
LEG Immobilien SE	(58)	1		1		0.0	(g)
Nemetschek SE	(21)	1		1		0.0	(g)
Sartorius AG	(13)	—	(h)	—	(h)	0.0	(g)
Scout24 SE	(338)	7		7		0.0	(g)
Vonovia SE	(284)	9		9		0.0	(g)
Ireland
Kerry Group plc	(50)	1		1		0.0	(g)
Italy
Amplifon SpA	(356)	(24)		(24)		0.0	(g)
Banca Mediolanum SpA	(30)	—	(h)	—	(h)	0.0	(g)
Intesa Sanpaolo SpA	(34)	1		1		0.0	(g)
Italgas SpA	(369)	18		18		0.0	(g)
Leonardo SpA	(29)	1		1		0.0	(g)
UniCredit SpA	(13)	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Luxembourg
Eurofins Scientific SE	(197)	(3)		(3)		0.0	(g)
Netherlands
ASR Nederland NV	(33)	1		1		0.0	(g)
BE Semiconductor Industries NV	(66)	—	(h)	—	(h)	0.0	(g)
Koninklijke Ahold Delhaize NV	(1,141)	34		34		0.0	(g)
QIAGEN NV	(22)	—	(h)	—	(h)	0.0	(g)
Wolters Kluwer NV	(949)	26		26		0.0	(g)
Portugal
Banco Comercial Portugues SA	(262)	(29)		(29)		0.0	(g)
EDP SA	(418)	28		28		0.0	(g)
Galp Energia SGPS SA	(4)	—	(h)	—	(h)	0.0	(g)
Spain
ACS Actividades de Construccion y Servicios SA	(31)	—	(h)	—	(h)	0.0	(g)
Banco Santander SA	(401)	20		21		0.0	(g)
Enagas SA	(135)	3		3		0.0	(g)
Unicaja Banco SA	(53)	1		1		0.0	(g)
Switzerland
DSM-Firmenich AG	(5)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		262		263		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(5)		(4)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from (0.25)% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	10/15/2026	206	206	1	207

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Chile
Antofagasta plc	7	(1)		(1)		0.0	(g)
Hong Kong
Prudential plc	7	—	(h)	—	(h)	0.0	(g)
Ireland
DCC plc	187	—	(h)	—	(h)	0.0	(g)
United Kingdom
3i Group plc	378	(21)		(21)		0.0	(g)
AstraZeneca plc	1,223	46		46		0.0	(g)
BT Group plc	35	3		3		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Centrica plc	4	—	(h)	—	(h)	0.0	(g)
Convatec Group plc	35	—	(h)	—	(h)	0.0	(g)
easyJet plc	21	—	(h)	—	(h)	0.0	(g)
GSK plc	66	(4)		(4)		0.0	(g)
Haleon plc	47	—	(h)	—	(h)	0.0	(g)
Hikma Pharmaceuticals plc	58	(3)		(3)		0.0	(g)
Howden Joinery Group plc	56	(1)		(1)		0.0	(g)
JET2 plc	23	(1)		(1)		0.0	(g)
Land Securities Group plc	86	(5)		(5)		0.0	(g)
LondonMetric Property plc	24	(1)		(1)		0.0	(g)
Marks & Spencer Group plc	20	(1)		(1)		0.0	(g)
Melrose Industries plc	7	—	(h)	—	(h)	0.0	(g)
Mondi plc	151	(6)		(6)		0.0	(g)
National Grid plc	8	—	(h)	—	(h)	0.0	(g)
Rentokil Initial plc	26	(2)		(2)		0.0	(g)
Rio Tinto plc	11	(1)		(1)		0.0	(g)
Shell plc	1,184	(20)		(20)		0.0	(g)
Spirax Group plc	17	—	(h)	—	(h)	0.0	(g)
Taylor Wimpey plc	— (h)	1		1		0.0	(g)
Vistry Group plc	3	—	(h)	—	(h)	0.0	(g)
Whitbread plc	24	(1)		(1)		0.0	(g)
WPP plc	263	(11)		(11)		0.0	(g)
Total Long Positions of Total Return Swaps		(29)		(29)		0.0	(g)

Short Positions
Common Stocks
Ireland
Experian plc	(34)	—	(h)	—	(h)	0.0	(g)
Switzerland
Coca-Cola HBC AG	(50)	(2)		(2)		0.0	(g)
Glencore plc	(15)	2		2		0.0	(g)
United Kingdom
Admiral Group plc	(18)	—	(h)	—	(h)	0.0	(g)
Aviva plc	(288)	5		5		0.0	(g)
Babcock International Group plc	(17)	1		1		0.0	(g)
British Land Co. plc (The)	(145)	6		6		0.0	(g)
Entain plc	(80)	2		2		0.0	(g)
Halma plc	(23)	1		1		0.0	(g)
IG Group Holdings plc	(22)	—	(h)	—	(h)	0.0	(g)
IMI plc	(25)	—	(h)	—	(h)	0.0	(g)
InterContinental Hotels Group plc	(4)	—	(h)	—	(h)	0.0	(g)
Intertek Group plc	(59)	1		1		0.0	(g)
J Sainsbury plc	(174)	13		13		0.0	(g)
Johnson Matthey plc	(79)	5		5		0.0	(g)
London Stock Exchange Group plc	(1,600)	93		93		0.0	(g)
M&G plc	(10)	—	(h)	—	(h)	0.0	(g)
NatWest Group plc	(12)	—	(h)	—	(h)	0.0	(g)
Next plc	(554)	29		29		0.0	(g)
Pearson plc	(73)	2		2		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Rightmove plc	(18)	—	(h)	—	(h)	0.0	(g)
Rolls-Royce Holdings plc	(1,480)	78		78		0.0	(g)
Smiths Group plc	(455)	(5)		(5)		0.0	(g)
UNITE Group plc (The)	(14)	—	(h)	—	(h)	0.0	(g)
United Utilities Group plc	(215)	4		4		0.0	(g)
United States
Carnival plc	(4)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		235		235		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		206		206		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from (0.30)% to 0.30%) which is denominated in HKD based on the local currencies of the positions within the swap	09/16/2026	5	5	5	10

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
CLP Holdings Ltd.	3,440	2	2	0.0(g)
MTR Corp. Ltd.	2,244	1	1	0.0(g)
Total Long Positions of Total Return Swaps		3	3	0.0(g)

Short Positions
Common Stocks
Hong Kong
Galaxy Entertainment Group Ltd.	(2,458)	7	7	0.0(g)
Hong Kong Exchanges & Clearing Ltd.	(265)	—(h)	—(h)	0.0(g)
Link REIT	(3,654)	(5)	(5)	0.0(g)
Total Short Positions of Total Return Swaps		2	2	0.0(g)

Total of Long and Short Positions of Total Return Swaps		5	5	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from 0.60% to 0.60%) which is denominated in ILS based on the local currencies of the positions within the swap	10/19/2026	5	5	—	5

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Bank Hapoalim BM	(74)	2	2	0.0	(g)
Israel Discount Bank Ltd.	(244)	3	3	0.0	(g)
Total Short Positions of Total Return Swaps		5	5	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		5	5	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from (0.58)% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/17/2026	(209)	(209)	350	141

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Advantest Corp.	18,599	7		7		0.0	(g)
Aeon Co. Ltd.	3,071	—	(h)	—	(h)	0.0	(g)
Asics Corp.	71,517	(3)		(3)		0.0	(g)
Central Japan Railway Co.	159,273	(22)		(22)		0.0	(g)
Chubu Electric Power Co., Inc.	2,263	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Cosmos Pharmaceutical Corp.	31,913	—	(h)	—	(h)	0.0	(g)
Daifuku Co. Ltd.	43,617	(3)		(3)		0.0	(g)
Daiwa House Industry Co. Ltd.	100,533	11		11		0.0	(g)
Disco Corp.	56,855	7		7		0.0	(g)
East Japan Railway Co.	10,994	1		1		0.0	(g)
Ebara Corp.	24,414	(13)		(13)		0.0	(g)
Fast Retailing Co. Ltd.	4,660	1		1		0.0	(g)
Fuji Electric Co. Ltd.	4,915	—	(h)	—	(h)	0.0	(g)
Fujikura Ltd.	19,949	(2)		(2)		0.0	(g)
GMO Payment Gateway, Inc.	3,355	—	(h)	—	(h)	0.0	(g)
Hankyu Hanshin Holdings, Inc.	5,379	1		1		0.0	(g)
Hoshizaki Corp.	2,273	—	(h)	—	(h)	0.0	(g)
Hoya Corp.	6,291	1		1		0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	70,809	32		32		0.0	(g)
ITOCHU Corp.	9,522	2		2		0.0	(g)
J Front Retailing Co. Ltd.	10,705	1		1		0.0	(g)
Japan Real Estate Investment Corp.	2,164	—	(h)	—	(h)	0.0	(g)
Japan Steel Works Ltd. (The)	2,630	—	(h)	—	(h)	0.0	(g)
JFE Holdings, Inc.	2,425	—	(h)	—	(h)	0.0	(g)
Kawasaki Heavy Industries Ltd.	951	—	(h)	—	(h)	0.0	(g)
Kikkoman Corp.	53,943	10		10		0.0	(g)
Kokusai Electric Corp.	6,712	3		3		0.0	(g)
Komatsu Ltd.	25,322	4		4		0.0	(g)
Kurita Water Industries Ltd.	17,087	3		3		0.0	(g)
Kyoto Financial Group, Inc.	11,715	(2)		(2)		0.0	(g)
Kyushu Electric Power Co., Inc.	6,373	1		1		0.0	(g)
M3, Inc.	4,896	(1)		(1)		0.0	(g)
Makita Corp.	7,762	1		1		0.0	(g)
Marubeni Corp.	179,635	(18)		(18)		0.0	(g)
MatsukiyoCocokara & Co.	3,022	—	(h)	—	(h)	0.0	(g)
MINEBEA MITSUMI, Inc.	15,593	—	(h)	—	(h)	0.0	(g)
Mitsubishi Motors Corp.	2,957	—	(h)	—	(h)	0.0	(g)
Mitsui E&S Co. Ltd.	7,351	(2)		(2)		0.0	(g)
Nexon Co. Ltd.	6,718	2		2		0.0	(g)
Nikon Corp.	15,549	6		6		0.0	(g)
Nippon Building Fund, Inc.	36,745	2		2		0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	5,087	—	(h)	—	(h)	0.0	(g)
Nippon Paint Holdings Co. Ltd.	114,712	(8)		(8)		0.0	(g)
Nippon Sanso Holdings Corp.	51,102	26		26		0.0	(g)
Nissan Motor Co. Ltd.	684	—	(h)	—	(h)	0.0	(g)
Niterra Co. Ltd.	14,713	3		3		0.0	(g)
Nitto Denko Corp.	2,810	—	(h)	—	(h)	0.0	(g)
NTT, Inc.	16,695	3		3		0.0	(g)
Oji Holdings Corp.	57,490	9		9		0.0	(g)
Organo Corp.	16,598	5		5		0.0	(g)
Oriental Land Co. Ltd./Japan	87,924	9		9		0.0	(g)
PAL GROUP Holdings Co. Ltd.	1,023	—	(h)	—	(h)	0.0	(g)
Rakuten Bank Ltd.	800	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
SCREEN Holdings Co. Ltd.	16,133	—	(h)	—	(h)	0.0	(g)
SCSK Corp.	51,916	10		10		0.0	(g)
Sega Sammy Holdings, Inc.	3,086	—	(h)	—	(h)	0.0	(g)
Seibu Holdings, Inc.	16,348	2		2		0.0	(g)
SG Holdings Co. Ltd.	28,771	5		5		0.0	(g)
SHIFT, Inc.	924	—	(h)	—	(h)	0.0	(g)
Shimamura Co. Ltd.	3,232	2		2		0.0	(g)
Shimano, Inc.	1,660	—	(h)	—	(h)	0.0	(g)
Shiseido Co. Ltd.	5,756	—	(h)	—	(h)	0.0	(g)
Socionext, Inc.	1,183	—	(h)	—	(h)	0.0	(g)
SoftBank Group Corp.	247,420	(70)		(70)		0.0	(g)
Sony Financial Group, Inc.	1	1		—	(h)	0.0	(g)
SUMCO Corp.	790	—	(h)	—	(h)	0.0	(g)
Sumitomo Forestry Co. Ltd.	14,700	(1)		(1)		0.0	(g)
Sumitomo Pharma Co. Ltd.	18,548	(3)		(3)		0.0	(g)
Suntory Beverage & Food Ltd.	3,768	—	(h)	—	(h)	0.0	(g)
Suzuki Motor Corp.	856	—	(h)	—	(h)	0.0	(g)
Taisei Corp.	29,952	(4)		(4)		0.0	(g)
TDK Corp.	16,048	(2)		(2)		0.0	(g)
TIS, Inc.	40,088	7		7		0.0	(g)
Toho Co. Ltd./Tokyo	10,301	(1)		(1)		0.0	(g)
Tokyo Electric Power Co. Holdings Inc	14,298	(5)		(5)		0.0	(g)
Tokyo Gas Co. Ltd.	56,572	5		5		0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	10,002	2		2		0.0	(g)
TOPPAN Holdings, Inc.	59,861	7		7		0.0	(g)
Toray Industries, Inc.	38,364	7		7		0.0	(g)
Toyota Tsusho Corp.	144,418	9		9		0.0	(g)
West Japan Railway Co.	4,232	—	(h)	—	(h)	0.0	(g)
Yamaha Motor Co. Ltd.	97,310	2		2		0.0	(g)
Yamato Holdings Co. Ltd.	46,061	4		4		0.0	(g)
Yokogawa Electric Corp.	1,316	—	(h)	—	(h)	0.0	(g)
Yokohama Financial Group, Inc.	22,374	(1)		(1)		0.0	(g)
Yokohama Rubber Co. Ltd. (The)	53,452	20		20		0.0	(g)
Total Long Positions of Total Return Swaps		73		72		0.0	(g)

Short Positions
Common Stocks
Japan
Aisin Corp.	(1,048)	—	(h)	—	(h)	0.0	(g)
Amada Co. Ltd.	(13,918)	(1)		(1)		0.0	(g)
Asahi Group Holdings Ltd.	(1,765)	—	(h)	—	(h)	0.0	(g)
Asahi Kasei Corp.	(71,491)	(13)		(13)		0.0	(g)
Astellas Pharma, Inc.	(99,090)	(29)		(29)		0.0	(g)
Canon, Inc.	(1,776)	—	(h)	—	(h)	0.0	(g)
Cosmo Energy Holdings Co. Ltd.	(8,999)	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
CyberAgent, Inc.	(95,192)	9	9	0.0	(g)
Dai-ichi Life Holdings, Inc.	(40,779)	(4)	(4)	0.0	(g)
Daiichi Sankyo Co. Ltd.	(4,314)	— (h)	— (h)	0.0	(g)
Denso Corp.	(9,234)	(2)	(2)	0.0	(g)
Dentsu Group, Inc.	(971)	— (h)	— (h)	0.0	(g)
DMG Mori Co. Ltd.	(20,216)	— (h)	— (h)	0.0	(g)
ENEOS Holdings, Inc.	(203,665)	(1)	(1)	0.0	(g)
Fujitsu Ltd.	(2,905)	(1)	(1)	0.0	(g)
Fukuoka Financial Group, Inc.	(22,623)	— (h)	— (h)	0.0	(g)
Hamamatsu Photonics KK	(56,717)	(7)	(7)	0.0	(g)
Hitachi Ltd.	(10,384)	2	2	0.0	(g)
Idemitsu Kosan Co. Ltd.	(78,924)	(8)	(8)	0.0	(g)
Inpex Corp.	(48,257)	4	4	0.0	(g)
Isuzu Motors Ltd.	(70,184)	(20)	(20)	0.0	(g)
Japan Airlines Co. Ltd.	(78,157)	(12)	(12)	0.0	(g)
Japan Post Holdings Co. Ltd.	(18,771)	(1)	(1)	0.0	(g)
Japan Tobacco, Inc.	(2,426)	— (h)	— (h)	0.0	(g)
Kyocera Corp.	(21,051)	(4)	(4)	0.0	(g)
LY Corp.	(68,747)	(10)	(10)	0.0	(g)
McDonald’s Holdings Co. Japan Ltd	(22,152)	(3)	(3)	0.0	(g)
MISUMI Group, Inc.	(37,261)	(9)	(9)	0.0	(g)
Mitsubishi Corp.	(141,801)	(18)	(18)	0.0	(g)
Mitsui Chemicals, Inc.	(68,650)	(11)	(11)	0.0	(g)
Mitsui Fudosan Co. Ltd.	(45,244)	5	5	0.0	(g)
Mitsui Kinzoku Co. Ltd.	(1,159)	— (h)	— (h)	0.0	(g)
NEC Corp.	(218,808)	20	20	0.0	(g)
NH Foods Ltd.	(23,892)	1	1	0.0	(g)
Nomura Real Estate Holdings, Inc.	(12,439)	(2)	(2)	0.0	(g)
Obayashi Corp.	(95,781)	(1)	(1)	0.0	(g)
Omron Corp.	(91,249)	(20)	(20)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	(1,720)	— (h)	— (h)	0.0	(g)
Pan Pacific International Holdings Corp.	(11,842)	(1)	(1)	0.0	(g)
Recruit Holdings Co. Ltd.	(212,799)	(1)	(1)	0.0	(g)
Renesas Electronics Corp.	(53,505)	(27)	(27)	0.0	(g)
Resona Holdings, Inc.	(3,385)	— (h)	— (h)	0.0	(g)
Sanwa Holdings Corp.	(2,140)	— (h)	— (h)	0.0	(g)
Seiko Epson Corp.	(4,423)	— (h)	— (h)	0.0	(g)
Sekisui House Ltd.	(47,627)	1	1	0.0	(g)
Shimizu Corp.	(3,742)	— (h)	— (h)	0.0	(g)
SMC Corp.	(173,515)	25	25	0.0	(g)
SoftBank Corp.	(161,703)	(40)	(40)	0.0	(g)
Sompo Holdings, Inc.	(41,527)	(9)	(9)	0.0	(g)
Sony Group Corp.	(2,633)	(1)	— (h)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	(13,145)	1	1	0.0	(g)
Sysmex Corp.	(16,181)	(2)	(2)	0.0	(g)
Takeda Pharmaceutical Co. Ltd.	(269,588)	(58)	(58)	0.0	(g)
Terumo Corp.	(3,676)	— (h)	— (h)	0.0	(g)
Tohoku Electric Power Co., Inc.	(6,214)	(1)	(1)	0.0	(g)
Tokyo Electron Ltd.	(228,751)	(14)	(14)	0.0	(g)
Tokyo Tatemono Co. Ltd.	(13,860)	2	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Tosoh Corp.	(24,216)	(10)	(10)	0.0	(g)
Tsuruha Holdings, Inc.	(19,703)	1	1	0.0	(g)
Unicharm Corp.	(3,305)	— (h)	— (h)	0.0	(g)
Yaskawa Electric Corp.	(107,435)	(12)	(12)	0.0	(g)
Total Short Positions of Total Return Swaps		(282)	(281)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(209)	(209)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day NOWA on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	10/15/2026	(8)	(7)	—	(7)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Norway
Equinor ASA	5,483	(5)	(5)	0.0	(g)
Gjensidige Forsikring ASA	1,117	(6)	(6)	0.0	(g)
Mowi ASA	619	1	2	0.0	(g)
Norsk Hydro ASA	3,151	(6)	(6)	0.0	(g)
Orkla ASA	1,127	2	2	0.0	(g)
Salmar ASA	96	— (h)	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		(14)	(13)	0.0	(g)

Short Positions
Common Stocks
Norway
Aker BP ASA	(110)	— (h)	— (h)	0.0	(g)
Kongsberg Gruppen ASA	(2,234)	1	1	0.0	(g)
Var Energi ASA	(2,895)	5	5	0.0	(g)
Total Short Positions of Total Return Swaps		6	6	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(8)	(7)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from (0.40)% to (0.40)%) which is denominated in NZD based on the local currencies of the positions within the swap	09/16/2026	(2)	(2)	—	(h)	(2)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
New Zealand
Auckland International Airport Ltd.	58	(1)	(1)	0.0	(g)
Infratil Ltd.	130	(1)	(1)	0.0	(g)
Total Long Positions of Total Return Swaps		(2)	(2)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(2)	(2)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month STIBOR on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	10/15/2026	(36)	(36)	—	(36)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Sweden
Alfa Laval AB	87	—	(h)	—	(h)	0.0	(g)
Atlas Copco AB	101	—	(h)	—	(h)	0.0	(g)
Epiroc AB	860	—	(h)	—	(h)	0.0	(g)
EQT AB	512	2		2		0.0	(g)
H & M Hennes & Mauritz AB	147	(2)		(2)		0.0	(g)
Holmen AB	205	—	(h)	—	(h)	0.0	(g)
Industrivarden AB	48	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Nibe Industrier AB	1,150	(1)	(1)	0.0	(g)
Sandvik AB	233	— (h)	— (h)	0.0	(g)
Skandinaviska Enskilda Banken AB	382	— (h)	— (h)	0.0	(g)
Svenska Cellulosa AB SCA	235	— (h)	— (h)	0.0	(g)
Swedbank AB	121	— (h)	— (h)	0.0	(g)
Volvo AB	100	— (h)	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		(1)	(1)	0.0	(g)

Short Positions
Common Stocks
Sweden
AddTech AB	(2,197)	(12)	(12)	0.0	(g)
Assa Abloy AB	(2,961)	— (h)	— (h)	0.0	(g)
Boliden AB	(118)	1	1	0.0	(g)
Getinge AB	(1,830)	(10)	(10)	0.0	(g)
Industrivarden AB	(563)	1	1	0.0	(g)
Indutrade AB	(1,176)	(6)	(6)	0.0	(g)
Sinch AB	(1,809)	(9)	(9)	0.0	(g)
SSAB AB	(84)	— (h)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(35)	(35)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(36)	(36)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from (0.30)% to (0.30)%) which is denominated in SGD based on the local currencies of the positions within the swap	09/16/2026	1	1	—	1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	7	—	(h)	—	(h)	0.0	(g)
Singapore
Keppel Ltd.	144	(1)		(1)		0.0	(g)
Sembcorp Industries Ltd.	17	—	(h)	—	(h)	0.0	(g)
Singapore Airlines Ltd.	139	—		—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
United Overseas Bank Ltd.	1,586	1	1	0.0	(g)
Wilmar International Ltd.	31	1	1	0.0	(g)
Total Long Positions of Total Return Swaps		1	1	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1	1	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from (5.25)% to 0.20%) which is denominated in USD based on the local currencies of the positions within the swap	10/13/2026	(202)	(204)	100	(104)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Bermuda
Everest Group Ltd.	22	(1)		(1)		0.0	(g)
RenaissanceRe Holdings Ltd.	15	—	(h)	—	(h)	0.0	(g)
Ireland
Eaton Corp. plc	1,064	11		12		0.0	(g)
Israel
Nova Ltd.	207	(3)		(3)		0.0	(g)
Singapore
Grab Holdings Ltd.	43	3		3		0.0	(g)
United Kingdom
nVent Electric plc	389	6		6		0.0	(g)
Willis Towers Watson plc	24	—	(h)	—	(h)	0.0	(g)
United States
AAON, Inc.	29	—	(h)	—	(h)	0.0	(g)
Abbott Laboratories	2,567	51		51		0.0	(g)
AeroVironment, Inc.	24	(1)		(1)		0.0	(g)
Agilent Technologies, Inc.	547	(9)		(9)		0.0	(g)
AGNC Investment Corp.	48	—	(h)	—	(h)	0.0	(g)
Albertsons Cos., Inc.	11	—	(h)	—	(h)	0.0	(g)
Alexandria Real Estate Equities, Inc.	187	6		6		0.0	(g)
Amentum Holdings, Inc.	84	(4)		(4)		0.0	(g)
American Financial Group, Inc./OH	51	(1)		(1)		0.0	(g)
Antero Midstream Corp.	406	(15)		(15)		0.0	(g)
Apollo Global Management, Inc.	13	1		1		0.0	(g)
Appfolio, Inc.	246	8		8		0.0	(g)
Applied Materials, Inc.	48	—	(h)	—	(h)	0.0	(g)
Arrow Electronics, Inc.	6	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
AST SpaceMobile, Inc.	12	—	(h)	—	(h)	0.0	(g)
ATI, Inc.	277	(5)		(5)		0.0	(g)
Aurora Innovation, Inc.	36	4		4		0.0	(g)
Avis Budget Group, Inc.	11	—	(h)	—	(h)	0.0	(g)
BILL Holdings, Inc.	12	—	(h)	—	(h)	0.0	(g)
Boeing Co. (The)	171	(3)		(3)		0.0	(g)
Brown & Brown, Inc.	1,261	(16)		(16)		0.0	(g)
Bunge Global SA	5	—	(h)	—	(h)	0.0	(g)
BWX Technologies, Inc.	319	(11)		(11)		0.0	(g)
BXP, Inc.	659	11		12		0.0	(g)
Cadence Bank	362	(2)		(2)		0.0	(g)
Carlisle Cos., Inc.	286	8		8		0.0	(g)
Casella Waste Systems, Inc.	46	(2)		(2)		0.0	(g)
Cava Group, Inc.	16	1		1		0.0	(g)
CCC Intelligent Solutions Holdings, Inc.	389	17		17		0.0	(g)
CenterPoint Energy, Inc.	12	—	(h)	—	(h)	0.0	(g)
CH Robinson Worldwide, Inc.	35	—	(h)	—	(h)	0.0	(g)
Choice Hotels International, Inc.	179	2		2		0.0	(g)
Church & Dwight Co., Inc.	1,443	(16)		(16)		0.0	(g)
Citizens Financial Group, Inc.	889	(11)		(10)		0.0	(g)
Clorox Co. (The)	26	—	(h)	—	(h)	0.0	(g)
CMS Energy Corp.	848	(34)		(34)		0.0	(g)
CNX Resources Corp.	5	—	(h)	—	(h)	0.0	(g)
Coca-Cola Consolidated, Inc.	650	(12)		(12)		0.0	(g)
Comerica, Inc.	332	—	(h)	—	(h)	0.0	(g)
Commvault Systems, Inc.	5	—	(h)	—	(h)	0.0	(g)
Constellation Energy Corp.	889	46		46		0.0	(g)
Cooper Cos., Inc. (The)	12	—	(h)	—	(h)	0.0	(g)
Corcept Therapeutics, Inc.	8	—	(h)	—	(h)	0.0	(g)
CSW Industrials, Inc.	23	1		1		0.0	(g)
Cummins, Inc.	19	—	(h)	—	(h)	0.0	(g)
Diamondback Energy, Inc.	1,016	(31)		(31)		0.0	(g)
Docusign, Inc.	16	3		3		0.0	(g)
Dominion Energy, Inc.	20	—	(h)	—	(h)	0.0	(g)
DoorDash, Inc.	1,063	(38)		(37)		0.0	(g)
DraftKings, Inc.	167	25		25		0.0	(g)
DT Midstream, Inc.	5	—	(h)	—	(h)	0.0	(g)
Eagle Materials, Inc.	11	—	(h)	—	(h)	0.0	(g)
EastGroup Properties, Inc.	15	—	(h)	—	(h)	0.0	(g)
Eastman Chemical Co.	166	3		3		0.0	(g)
Elanco Animal Health, Inc.	530	(33)		(33)		0.0	(g)
elf Beauty, Inc.	13	—	(h)	—	(h)	0.0	(g)
Ensign Group, Inc. (The)	253	(9)		(9)		0.0	(g)
EQT Corp.	7	(1)		(1)		0.0	(g)
Essex Property Trust, Inc.	8	—	(h)	—	(h)	0.0	(g)
Fidelity National Financial, Inc.	464	(13)		(13)		0.0	(g)
First Solar, Inc.	677	(4)		(4)		0.0	(g)
FirstEnergy Corp.	963	(57)		(57)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Floor & Decor Holdings, Inc.	165	15		15		0.0	(g)
FTAI Aviation Ltd.	319	27		27		0.0	(g)
Gen Digital, Inc.	27	—	(h)	—	(h)	0.0	(g)
Genuine Parts Co.	64	—	(h)	—	(h)	0.0	(g)
Gitlab, Inc.	15	1		1		0.0	(g)
Graphic Packaging Holding Co.	40	—	(h)	—	(h)	0.0	(g)
Hecla Mining Co.	6	—	(h)	—	(h)	0.0	(g)
Hewlett Packard Enterprise Co.	1,093	27		27		0.0	(g)
Hormel Foods Corp.	5	—	(h)	—	(h)	0.0	(g)
Host Hotels & Resorts, Inc.	212	2		2		0.0	(g)
HP, Inc.	15	1		1		0.0	(g)
Hyatt Hotels Corp.	86	(1)		(1)		0.0	(g)
IDACORP, Inc.	5	—	(h)	—	(h)	0.0	(g)
Ingersoll Rand, Inc.	57	—	(h)	—	(h)	0.0	(g)
InterDigital, Inc.	6	—	(h)	—	(h)	0.0	(g)
International Flavors & Fragrances, Inc.	7	—	(h)	—	(h)	0.0	(g)
International Paper Co.	1,029	(5)		(5)		0.0	(g)
J M Smucker Co. (The)	21	—	(h)	—	(h)	0.0	(g)
Jacobs Solutions, Inc.	1,064	5		5		0.0	(g)
JBT Marel Corp.	13	—	(h)	—	(h)	0.0	(g)
Kilroy Realty Corp.	25	1		1		0.0	(g)
Levi Strauss & Co.	70	(1)		(1)		0.0	(g)
Liberty Broadband Corp.	34	(1)		(1)		0.0	(g)
Loar Holdings, Inc.	13	—	(h)	—	(h)	0.0	(g)
Lyft, Inc.	168	5		5		0.0	(g)
MACOM Technology Solutions Holdings, Inc.	157	6		6		0.0	(g)
Maplebear, Inc.	48	5		5		0.0	(g)
MARA Holdings, Inc.	105	1		1		0.0	(g)
Markel Group, Inc.	14	—	(h)	—	(h)	0.0	(g)
Middleby Corp. (The)	187	2		2		0.0	(g)
Mohawk Industries, Inc.	8	—	(h)	—	(h)	0.0	(g)
Molson Coors Beverage Co.	297	(1)		(1)		0.0	(g)
Monolithic Power Systems, Inc.	734	2		2		0.0	(g)
NetApp, Inc.	568	28		28		0.0	(g)
New York Times Co. (The)	4	—	(h)	—	(h)	0.0	(g)
NewMarket Corp.	7	—	(h)	—	(h)	0.0	(g)
NIKE, Inc.	888	20		20		0.0	(g)
NiSource, Inc.	557	(28)		(28)		0.0	(g)
Northern Trust Corp.	5	—	(h)	—	(h)	0.0	(g)
Norwegian Cruise Line Holdings Ltd.	563	18		18		0.0	(g)
Old National Bancorp	10	—	(h)	—	(h)	0.0	(g)
Omnicom Group, Inc.	13	—	(h)	—	(h)	0.0	(g)
Onestream, Inc.	32	3		3		0.0	(g)
Pegasystems, Inc.	146	6		6		0.0	(g)
Planet Fitness, Inc.	335	(7)		(7)		0.0	(g)
Primerica, Inc.	5	—	(h)	—	(h)	0.0	(g)
QuantumScape Corp.	50	4		4		0.0	(g)
QXO, Inc.	26	1		1		0.0	(g)
RadNet, Inc.	97	(1)		(1)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Range Resources Corp.	316	(25)	(25)	0.0	(g)
Raymond James Financial, Inc.	12	— (h)	— (h)	0.0	(g)
Realty Income Corp.	25	— (h)	— (h)	0.0	(g)
Rexford Industrial Realty, Inc.	751	20	20	0.0	(g)
Rhythm Pharmaceuticals, Inc.	8	— (h)	— (h)	0.0	(g)
Royal Caribbean Cruises Ltd.	20	— (h)	— (h)	0.0	(g)
Ryan Specialty Holdings, Inc.	39	(1)	(1)	0.0	(g)
Sealed Air Corp.	180	(11)	(11)	0.0	(g)
Sempra	13	(1)	(1)	0.0	(g)
SharkNinja, Inc.	21	1	1	0.0	(g)
Sherwin-Williams Co. (The)	1,722	1	1	0.0	(g)
Simpson Manufacturing Co., Inc.	16	— (h)	— (h)	0.0	(g)
Snap-on, Inc.	43	(1)	(1)	0.0	(g)
SoFi Technologies, Inc.	633	74	75	0.0	(g)
SoundHound AI, Inc.	199	15	15	0.0	(g)
Southwest Airlines Co.	128	2	2	0.0	(g)
Starwood Property Trust, Inc.	21	1	1	0.0	(g)
Sterling Infrastructure, Inc.	49	4	4	0.0	(g)
Summit Therapeutics, Inc.	58	(5)	(5)	0.0	(g)
T Rowe Price Group, Inc.	9	— (h)	— (h)	0.0	(g)
Teradyne, Inc.	40	(1)	(1)	0.0	(g)
Terreno Realty Corp.	170	6	6	0.0	(g)
Tesla, Inc.	540	(13)	(13)	0.0	(g)
Texas Pacific Land Corp.	30	(2)	(2)	0.0	(g)
Timken Co. (The)	5	— (h)	— (h)	0.0	(g)
TKO Group Holdings, Inc.	13	— (h)	— (h)	0.0	(g)
TransDigm Group, Inc.	1,147	(20)	(20)	0.0	(g)
Twilio, Inc.	87	4	4	0.0	(g)
Ubiquiti, Inc.	185	(5)	(5)	0.0	(g)
UDR, Inc.	7	— (h)	— (h)	0.0	(g)
U-Haul Holding Co.	6	— (h)	— (h)	0.0	(g)
UiPath, Inc.	54	(1)	(1)	0.0	(g)
UL Solutions, Inc.	5	— (h)	— (h)	0.0	(g)
UMB Financial Corp.	32	— (h)	— (h)	0.0	(g)
Viper Energy, Inc.	25	— (h)	— (h)	0.0	(g)
Vontier Corp.	286	8	8	0.0	(g)
W R Berkley Corp.	35	(2)	(2)	0.0	(g)
Warner Music Group Corp.	244	(7)	(7)	0.0	(g)
Watsco, Inc.	235	(8)	(8)	0.0	(g)
Watts Water Technologies, Inc.	9	— (h)	— (h)	0.0	(g)
Webster Financial Corp.	432	9	9	0.0	(g)
Western Alliance Bancorp	15	— (h)	— (h)	0.0	(g)
Whirlpool Corp.	197	6	6	0.0	(g)
Wingstop, Inc.	158	3	3	0.0	(g)
Wynn Resorts Ltd.	448	(8)	(8)	0.0	(g)
Xcel Energy, Inc.	1,272	(148)	(148)	0.0	(g)
XPO, Inc.	53	1	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Yum! Brands, Inc.	1,580	(29)	(29)	0.0	(g)
Zurn Elkay Water Solutions Corp.	190	— (h)	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		(123)	(118)	0.0	(g)

Short Positions
Common Stocks
Canada
Lululemon Athletica, Inc.	(330)	9	9	0.0	(g)
Denmark
Ascendis Pharma A/S	(17)	— (h)	— (h)	0.0	(g)
Finland
Amer Sports, Inc.	(233)	(4)	(4)	0.0	(g)
Germany
BioNTech SE	(166)	— (h)	— (h)	0.0	(g)
Hong Kong
Melco Resorts & Entertainment Ltd.	(8)	— (h)	— (h)	0.0	(g)
Ireland
AerCap Holdings NV	(1,050)	(12)	(12)	0.0	(g)
Allegion plc	(645)	(2)	(2)	0.0	(g)
Luxembourg
Millicom International Cellular SA	(15)	— (h)	— (h)	0.0	(g)
Netherlands
QIAGEN NV	(768)	(18)	(18)	0.0	(g)
Switzerland
Sportradar Group AG	(13)	(1)	(1)	0.0	(g)
United Kingdom
Janus Henderson Group plc	(321)	(2)	(2)	0.0	(g)
United States
AbbVie, Inc.	(228)	9	9	0.0	(g)
Alaska Air Group, Inc.	(14)	— (h)	— (h)	0.0	(g)
Albemarle Corp.	(493)	4	4	0.0	(g)
Align Technology, Inc.	(7)	— (h)	— (h)	0.0	(g)
Allegro MicroSystems, Inc.	(7)	(1)	(1)	0.0	(g)
Allison Transmission Holdings, Inc.	(246)	(10)	(10)	0.0	(g)
Ally Financial, Inc.	(40)	(3)	(3)	0.0	(g)
Alphabet, Inc.	(57)	(2)	(2)	0.0	(g)
Amdocs Ltd.	(386)	(12)	(12)	0.0	(g)
American International Group, Inc.	(742)	20	20	0.0	(g)
Amkor Technology, Inc.	(138)	(5)	(5)	0.0	(g)
Applied Industrial Technologies, Inc.	(25)	— (h)	— (h)	0.0	(g)
Axalta Coating Systems Ltd.	(14)	(1)	(1)	0.0	(g)
Badger Meter, Inc.	(8)	— (h)	— (h)	0.0	(g)
Bank of America Corp.	(1,415)	(9)	(9)	0.0	(g)
BellRing Brands, Inc.	(4)	— (h)	— (h)	0.0	(g)
Bio-Techne Corp.	(29)	1	1	0.0	(g)
BorgWarner, Inc.	(106)	1	1	0.0	(g)
Bridgebio Pharma, Inc.	(100)	1	1	0.0	(g)
Brightstar Lottery plc	(28)	1	1	0.0	(g)
CarMax, Inc.	(643)	(149)	(149)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Carnival Corp.	(473)	(29)		(29)		0.0	(g)
Caterpillar, Inc.	(782)	8		8		0.0	(g)
Celanese Corp.	(5)	—	(h)	—	(h)	0.0	(g)
Charles River Laboratories International, Inc.	(242)	5		5		0.0	(g)
Charles Schwab Corp. (The)	(50)	1		1		0.0	(g)
Chord Energy Corp.	(415)	(4)		(4)		0.0	(g)
Clean Harbors, Inc.	(251)	(5)		(5)		0.0	(g)
Cognizant Technology Solutions Corp.	(30)	—	(h)	—	(h)	0.0	(g)
Commerce Bancshares, Inc./MO	(451)	7		7		0.0	(g)
CoStar Group, Inc.	(329)	(7)		(8)		0.0	(g)
Costco Wholesale Corp.	(1,573)	(29)		(30)		0.0	(g)
Crane Co.	(18)	—	(h)	—	(h)	0.0	(g)
Crown Castle, Inc.	(679)	16		16		0.0	(g)
CubeSmart	(24)	—	(h)	—	(h)	0.0	(g)
DuPont de Nemours, Inc.	(14)	—	(h)	—	(h)	0.0	(g)
Dycom Industries, Inc.	(238)	9		9		0.0	(g)
Dynatrace, Inc.	(292)	(1)		(1)		0.0	(g)
Edison International	(14)	—	(h)	—	(h)	0.0	(g)
Elastic NV	(6)	—	(h)	—	(h)	0.0	(g)
Element Solutions, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
Etsy, Inc.	(610)	47		47		0.0	(g)
Evercore, Inc.	(501)	(24)		(24)		0.0	(g)
ExlService Holdings, Inc.	(6)	—	(h)	—	(h)	0.0	(g)
FedEx Corp.	(5)	—	(h)	—	(h)	0.0	(g)
Fifth Third Bancorp	(992)	(9)		(9)		0.0	(g)
First American Financial Corp.	(232)	(4)		(4)		0.0	(g)
Five Below, Inc.	(26)	—	(h)	—	(h)	0.0	(g)
Flex Ltd.	(41)	—	(h)	—	(h)	0.0	(g)
Fox Corp.	(36)	1		1		0.0	(g)
Freeport-McMoRan, Inc.	(16)	—	(h)	—	(h)	0.0	(g)
General Motors Co.	(545)	20		20		0.0	(g)
Gentex Corp.	(5)	—	(h)	—	(h)	0.0	(g)
Gilead Sciences, Inc.	(227)	(3)		(3)		0.0	(g)
Group 1 Automotive, Inc.	(14)	—	(h)	—	(h)	0.0	(g)
H&R Block, Inc.	(226)	2		2		0.0	(g)
Hancock Whitney Corp.	(365)	—	(h)	—	(h)	0.0	(g)
Hanover Insurance Group, Inc. (The)	(234)	8		8		0.0	(g)
Hasbro, Inc.	(21)	—	(h)	—	(h)	0.0	(g)
HealthEquity, Inc.	(26)	—	(h)	—	(h)	0.0	(g)
HEICO Corp.	(23)	—	(h)	—	(h)	0.0	(g)
Honeywell International, Inc.	(1,918)	14		14		0.0	(g)
Houlihan Lokey, Inc.	(558)	(7)		(8)		0.0	(g)
Huntington Ingalls Industries, Inc.	(541)	23		23		0.0	(g)
Insmed, Inc.	(156)	(1)		(1)		0.0	(g)
Interactive Brokers Group, Inc.	(13)	1		1		0.0	(g)
Intercontinental Exchange, Inc.	(932)	(9)		(9)		0.0	(g)
Invitation Homes, Inc.	(25)	—	(h)	—	(h)	0.0	(g)
Ionis Pharmaceuticals, Inc.	(15)	1		1		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Jefferies Financial Group, Inc.	(13)	(1)	(1)	0.0	(g)
KBR, Inc.	(190)	(5)	(5)	0.0	(g)
KeyCorp.	(985)	(2)	(2)	0.0	(g)
Kimberly-Clark Corp.	(837)	2	2	0.0	(g)
Kirby Corp.	(10)	— (h)	— (h)	0.0	(g)
Knight-Swift Transportation Holdings, Inc.	(23)	— (h)	— (h)	0.0	(g)
Leidos Holdings, Inc.	(291)	2	2	0.0	(g)
Lennar Corp.	(465)	16	16	0.0	(g)
LyondellBasell Industries NV	(33)	(1)	(1)	0.0	(g)
Manhattan Associates, Inc.	(381)	(19)	(19)	0.0	(g)
MarketAxess Holdings, Inc.	(362)	(9)	(9)	0.0	(g)
MasTec, Inc.	(31)	1	1	0.0	(g)
McDonald’s Corp.	(129)	— (h)	— (h)	0.0	(g)
McKesson Corp.	(13)	1	1	0.0	(g)
Medpace Holdings, Inc.	(535)	17	17	0.0	(g)
Mettler-Toledo International, Inc.	(651)	(16)	(16)	0.0	(g)
MGIC Investment Corp.	(12)	— (h)	— (h)	0.0	(g)
Microchip Technology, Inc.	(467)	(8)	(8)	0.0	(g)
Microsoft Corp.	(2,088)	14	14	0.0	(g)
Moderna, Inc.	(3)	— (h)	— (h)	0.0	(g)
MP Materials Corp.	(85)	(7)	(7)	0.0	(g)
Nasdaq, Inc.	(5)	— (h)	— (h)	0.0	(g)
National Fuel Gas Co.	(9)	1	1	0.0	(g)
Neurocrine Biosciences, Inc.	(217)	(9)	(9)	0.0	(g)
Nucor Corp.	(14)	— (h)	— (h)	0.0	(g)
Okta, Inc.	(228)	(2)	(2)	0.0	(g)
Old Dominion Freight Line, Inc.	(8)	— (h)	— (h)	0.0	(g)
Ollie’s Bargain Outlet Holdings, Inc.	(378)	(13)	(13)	0.0	(g)
Option Care Health, Inc.	(92)	(3)	(3)	0.0	(g)
Palo Alto Networks, Inc.	(255)	(6)	(6)	0.0	(g)
Paylocity Holding Corp.	(31)	(2)	(2)	0.0	(g)
PepsiCo., Inc.	(612)	(3)	(3)	0.0	(g)
Performance Food Group Co.	(325)	2	2	0.0	(g)
Pfizer, Inc.	(1,157)	72	71	0.0	(g)
PG&E Corp.	(628)	19	19	0.0	(g)
Primo Brands Corp.	(11)	— (h)	— (h)	0.0	(g)
Prosperity Bancshares, Inc.	(5)	— (h)	— (h)	0.0	(g)
Qorvo, Inc.	(353)	(19)	(19)	0.0	(g)
Ralph Lauren Corp.	(9)	— (h)	— (h)	0.0	(g)
Revvity, Inc.	(274)	4	4	0.0	(g)
Roper Technologies, Inc.	(254)	(5)	(6)	0.0	(g)
Royal Gold, Inc.	(127)	6	6	0.0	(g)
RPM International, Inc.	(253)	(7)	(7)	0.0	(g)
RTX Corp.	(885)	44	44	0.0	(g)
SEI Investments Co.	(9)	— (h)	— (h)	0.0	(g)
Skyworks Solutions, Inc.	(6)	— (h)	— (h)	0.0	(g)
SLB Ltd.	(15)	— (h)	— (h)	0.0	(g)
SouthState Bank Corp.	(280)	(3)	(3)	0.0	(g)
Sprouts Farmers Market, Inc.	(5)	— (h)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Synovus Financial Corp.	(418)	(8)	(8)	0.0	(g)
Tapestry, Inc.	(972)	(6)	(6)	0.0	(g)
Teledyne Technologies, Inc.	(285)	9	9	0.0	(g)
Textron, Inc.	(5)	— (h)	— (h)	0.0	(g)
Toro Co. (The)	(7)	— (h)	— (h)	0.0	(g)
VeriSign, Inc.	(929)	(10)	(11)	0.0	(g)
Vertex Pharmaceuticals, Inc.	(39)	1	1	0.0	(g)
Voya Financial, Inc.	(371)	(8)	(8)	0.0	(g)
Waters Corp.	(254)	(2)	(2)	0.0	(g)
Westinghouse Air Brake Technologies Corp.	(16)	— (h)	— (h)	0.0	(g)
Woodward, Inc.	(755)	38	37	0.0	(g)
Zions Bancorp NA	(14)	— (h)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(79)	(86)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(202)	(204)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from (1.00)% to 0.25%) which is denominated in AUD based on the local currencies of the positions within the swap	09/10/2027	(214)	(213)	—	(h)	(213)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
ANZ Group Holdings Ltd.	150	(1)	(1)	0.0	(g)
APA Group	95	—	— (h)	0.0	(g)
ASX Ltd.	393	10	10	0.0	(g)
BHP Group Ltd.	2,663	(87)	(87)	0.0	(g)
BlueScope Steel Ltd.	11	— (h)	— (h)	0.0	(g)
Brambles Ltd.	784	10	10	0.0	(g)
CAR Group Ltd.	29	1	1	0.0	(g)
Cochlear Ltd.	22	1	1	0.0	(g)
Fortescue Ltd.	15	— (h)	— (h)	0.0	(g)
Genesis Minerals Ltd.	51	(3)	(3)	0.0	(g)
Goodman Group	38	1	1	0.0	(g)
Lynas Rare Earths Ltd.	218	(27)	(27)	0.0	(g)
Medibank Pvt Ltd.	12	— (h)	— (h)	0.0	(g)
Mineral Resources Ltd.	21	(1)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
National Australia Bank Ltd.	25	—	(h)	—	(h)	0.0	(g)
NEXTDC Ltd.	262	5		5		0.0	(g)
Northern Star Resources Ltd.	26	—	(h)	—	(h)	0.0	(g)
Rio Tinto Ltd.	80	(2)		(2)		0.0	(g)
Sigma Healthcare Ltd.	36	1		1		0.0	(g)
Stockland	397	12		13		0.0	(g)
Telix Pharmaceuticals Ltd.	33	—	(h)	—	(h)	0.0	(g)
Vicinity Ltd.	222	6		6		0.0	(g)
Westpac Banking Corp.	14	—	(h)	—	(h)	0.0	(g)
WiseTech Global Ltd.	144	6		6		0.0	(g)
Woolworths Group Ltd.	62	1		1		0.0	(g)
New Zealand
a2 Milk Co. Ltd. (The)	10	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		(67)		(66)		0.0	(g)

Short Positions
Common Stocks
Australia
Ampol Ltd.	(118)	(1)		(1)		0.0	(g)
Aristocrat Leisure Ltd.	(102)	—	(h)	—	(h)	0.0	(g)
Evolution Mining Ltd.	(77)	7		7		0.0	(g)
HUB24 Ltd.	(221)	—	(h)	—	(h)	0.0	(g)
JB Hi-Fi Ltd.	(473)	4		4		0.0	(g)
Lottery Corp. Ltd. (The)	(42)	—	(h)	—	(h)	0.0	(g)
Macquarie Group Ltd.	(22)	—	(h)	—	(h)	0.0	(g)
Orica Ltd.	(806)	(2)		(2)		0.0	(g)
Pro Medicus Ltd.	(64)	1		1		0.0	(g)
Qantas Airways Ltd.	(70)	(1)		(1)		0.0	(g)
QBE Insurance Group Ltd.	(82)	1		1		0.0	(g)
REA Group Ltd.	(76)	—	(h)	—	(h)	0.0	(g)
Sandfire Resources Ltd.	(24)	3		3		0.0	(g)
Santos Ltd.	(1,385)	(128)		(128)		0.0	(g)
Technology One Ltd.	(45)	1		1		0.0	(g)
Transurban Group	(621)	(22)		(22)		0.0	(g)
Treasury Wine Estates Ltd.	(21)	(1)		(1)		0.0	(g)
Wesfarmers Ltd.	(1,205)	(9)		(9)		0.0	(g)
Worley Ltd.	(72)	—	(h)	—	(h)	0.0	(g)
New Zealand
Xero Ltd.	(7)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(147)		(147)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(214)		(213)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day CORRA on long positions and short positions respectively, plus or minus spread (rates range from (1.50)% to (0.20)%) which is denominated in CAD based on the local currencies of the positions within the swap	09/13/2027	(206)	(199)	45	(154)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc.	2,665	(28)	(27)	0.0	(g)
Bombardier, Inc.	77	(3)	(3)	0.0	(g)
Canadian Imperial Bank of Commerce	2,927	(30)	(28)	0.0	(g)
Equinox Gold Corp.	13	(1)	(1)	0.0	(g)
Franco-Nevada Corp.	2,675	(199)	(198)	0.0	(g)
G Mining Ventures Corp.	155	(13)	(13)	0.0	(g)
Ivanhoe Mines Ltd.	8	(1)	(1)	0.0	(g)
National Bank of Canada	3,840	52	53	0.0	(g)
Open Text Corp.	2,097	(4)	(4)	0.0	(g)
Peyto Exploration & Development Corp.	53	— (h)	— (h)	0.0	(g)
Rogers Communications, Inc.	2,007	40	41	0.0	(g)
South Bow Corp.	68	(1)	(1)	0.0	(g)
Toromont Industries Ltd.	602	(20)	(19)	0.0	(g)
Whitecap Resources, Inc.	38	1	1	0.0	(g)
United States
Energy Fuels, Inc./Canada	16	1	1	0.0	(g)
Galaxy Digital, Inc.	16	— (h)	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		(206)	(199)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(206)	(199)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	09/03/2027	(2)	(2)	8	6

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Switzerland
Belimo Holding AG	16	1	1	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	124	6	6	0.0	(g)
Galderma Group AG	125	8	8	0.0	(g)
Nestle SA	5	— (h)	— (h)	0.0	(g)
Sandoz Group AG	12	— (h)	— (h)	0.0	(g)
Straumann Holding AG	27	2	2	0.0	(g)
Swiss Life Holding AG	64	(1)	(1)	0.0	(g)
Swiss Prime Site AG	4	— (h)	— (h)	0.0	(g)
Swiss Re AG	32	(1)	(1)	0.0	(g)
Swisscom AG	56	— (h)	— (h)	0.0	(g)
VAT Group AG	31	— (h)	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		15	15	0.0	(g)

Short Positions
Common Stocks
Switzerland
Accelleron Industries AG	(35)	(1)	(1)	0.0	(g)
Cie Financiere Richemont SA	(305)	(3)	(3)	0.0	(g)
Holcim AG	(398)	(11)	(11)	0.0	(g)
PSP Swiss Property AG	(10)	— (h)	— (h)	0.0	(g)
Schindler Holding AG	(13)	— (h)	— (h)	0.0	(g)
SGS SA	(233)	(6)	(6)	0.0	(g)
Swissquote Group Holding SA	(78)	4	4	0.0	(g)
Total Short Positions of Total Return Swaps		(17)	(17)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(2)	(2)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from (0.25)% to 0.25%) which is denominated in DKK based on the local currencies of the positions within the swap	09/03/2027	25	25	—	25

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S	1,503	10	10	0.0	(g)
DSV A/S	786	8	8	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Novo Nordisk A/S	301	1	1	0.0	(g)
Novonesis Novozymes B	2,462	10	10	0.0	(g)
ROCKWOOL A/S	30	— (h)	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		29	29	0.0	(g)

Short Positions
Common Stocks
Denmark
Genmab A/S	(3,332)	44	44	0.0	(g)
GN Store Nord A/S	(307)	(3)	(3)	0.0	(g)
Pandora A/S	(4,411)	(34)	(34)	0.0	(g)
Tryg A/S	(1,901)	(11)	(11)	0.0	(g)
Vestas Wind Systems A/S	(47)	— (h)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(4)	(4)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		25	25	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day ESTER on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	09/03/2027	(257)	(257)	—	(h)	(257)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Austria
OMV AG	28	— (h)	— (h)	0.0	(g)
Verbund AG	70	(2)	(2)	0.0	(g)
Belgium
D’ieteren Group	84	3	3	0.0	(g)
Elia Group SA	77	(2)	(2)	0.0	(g)
KBC Group NV	121	(1)	(1)	0.0	(g)
Lotus Bakeries NV	31	(1)	(1)	0.0	(g)
Sofina SA	73	1	1	0.0	(g)
Syensqo SA	50	1	1	0.0	(g)
Finland
Fortum OYJ	188	(9)	(9)	0.0	(g)
Kesko OYJ	11	— (h)	— (h)	0.0	(g)
Kone OYJ	323	(9)	(9)	0.0	(g)
Orion OYJ	237	4	4	0.0	(g)
Stora Enso OYJ	31	— (h)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Germany
Beiersdorf AG	5	— (h)	— (h)	0.0	(g)
Brenntag SE	269	(3)	(3)	0.0	(g)
CTS Eventim AG & Co. KGaA	476	24	24	0.0	(g)
Daimler Truck Holding AG	28	2	2	0.0	(g)
Dr Ing hc F Porsche AG	159	8	8	0.0	(g)
Hannover Rueck SE	61	(2)	(2)	0.0	(g)
K+S AG	28	(1)	(1)	0.0	(g)
Merck KGaA	42	(1)	(1)	0.0	(g)
RWE AG	793	(44)	(44)	0.0	(g)
Talanx AG	70	(1)	(1)	0.0	(g)
Volkswagen AG	10	— (h)	— (h)	0.0	(g)
Zalando SE	8	— (h)	— (h)	0.0	(g)
Ireland
Bank of Ireland Group plc	11	— (h)	— (h)	0.0	(g)
Kingspan Group plc	22	(1)	(1)	0.0	(g)
Ryanair Holdings plc	16	(1)	(1)	0.0	(g)
Italy
Davide Campari-Milano NV	85	7	7	0.0	(g)
Ferrari NV	46	(1)	(1)	0.0	(g)
Iveco Group NV	513	(2)	(2)	0.0	(g)
Moncler SpA	10	— (h)	— (h)	0.0	(g)
Prysmian SpA	8	— (h)	— (h)	0.0	(g)
Luxembourg
CVC Capital Partners plc	51	1	1	0.0	(g)
Tenaris SA	392	2	2	0.0	(g)
Netherlands
ABN AMRO Bank NV	31	— (h)	— (h)	0.0	(g)
Adyen NV	793	(11)	(11)	0.0	(g)
Aegon Ltd.	190	(4)	(4)	0.0	(g)
Akzo Nobel NV	596	15	15	0.0	(g)
ASML Holding NV	1,205	(192)	(191)	0.0	(g)
EXOR NV	76	(1)	(1)	0.0	(g)
Ferrovial SE	387	(4)	(4)	0.0	(g)
Heineken Holding NV	16	— (h)	— (h)	0.0	(g)
IMCD NV	705	28	28	0.0	(g)
Randstad NV	44	— (h)	— (h)	0.0	(g)
Stellantis NV	552	26	26	0.0	(g)
Universal Music Group NV	740	8	8	0.0	(g)
Poland
InPost SA	4	— (h)	— (h)	0.0	(g)
Portugal
Jeronimo Martins SGPS SA	29	— (h)	— (h)	0.0	(g)
Spain
EDP Renovaveis SA	83	(11)	(11)	0.0	(g)
Industria de Diseno Textil SA	98	— (h)	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		(174)	(173)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
BAWAG Group AG	(100)	2		2		0.0	(g)
Belgium
Ageas SA	(25)	—	(h)	—	(h)	0.0	(g)
Sofina SA	— (h)	—	(h)	—	(h)	0.0	(g)
Finland
Nokia OYJ	(17)	1		1		0.0	(g)
Wartsila OYJ Abp	(229)	(9)		(9)		0.0	(g)
Germany
adidas AG	(109)	—	(h)	—	(h)	0.0	(g)
Continental AG	(69)	—	(h)	—	(h)	0.0	(g)
Deutsche Post AG	(738)	(10)		(10)		0.0	(g)
Deutsche Telekom AG	(1,350)	(46)		(46)		0.0	(g)
E.ON SE	(1,410)	26		26		0.0	(g)
Evonik Industries AG	(4)	—	(h)	—	(h)	0.0	(g)
GEA Group AG	(9)	—	(h)	—	(h)	0.0	(g)
Heidelberg Materials AG	(547)	(41)		(41)		0.0	(g)
Henkel AG & Co. KGaA	(792)	(58)		(58)		0.0	(g)
Knorr-Bremse AG	(12)	—	(h)	—	(h)	0.0	(g)
LEG Immobilien SE	(21)	—	(h)	—	(h)	0.0	(g)
Nemetschek SE	(53)	3		3		0.0	(g)
Nordex SE	(13)	1		1		0.0	(g)
SAP SE	(50)	3		3		0.0	(g)
Scout24 SE	(6)	—	(h)	—	(h)	0.0	(g)
Ireland
Kerry Group plc	(377)	(8)		(8)		0.0	(g)
Italy
Amplifon SpA	(97)	(7)		(7)		0.0	(g)
Intesa Sanpaolo SpA	(33)	—	(h)	—	(h)	0.0	(g)
Italgas SpA	(33)	2		2		0.0	(g)
Snam SpA	(4)	—	(h)	—	(h)	0.0	(g)
UniCredit SpA	(71)	(1)		(1)		0.0	(g)
Unipol Assicurazioni SpA	(100)	3		3		0.0	(g)
Netherlands
ASR Nederland NV	(206)	1		1		0.0	(g)
NN Group NV	(708)	10		10		0.0	(g)
QIAGEN NV	(14)	(1)		(1)		0.0	(g)
Wolters Kluwer NV	(12)	1		1		0.0	(g)
Portugal
Banco Comercial Portugues SA	(60)	(9)		(9)		0.0	(g)
EDP SA	(11)	—	(h)	—	(h)	0.0	(g)
Galp Energia SGPS SA	(6)	—	(h)	—	(h)	0.0	(g)
Spain
ACS Actividades de Construccion y Servicios SA	(36)	(1)		(1)		0.0	(g)
Iberdrola SA	(1,462)	32		32		0.0	(g)
Repsol SA	(934)	26		25		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Telefonica SA	(69)	(3)	(3)	0.0	(g)
Unicaja Banco SA	(5)	— (h)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(83)	(84)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(257)	(257)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from (0.25)% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	09/03/2027	72	74	3	77

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Prudential plc	354	(6)	(6)	0.0	(g)
United Kingdom
3i Group plc	12	— (h)	— (h)	0.0	(g)
Associated British Foods plc	173	(11)	(11)	0.0	(g)
Auto Trader Group plc	5	— (h)	— (h)	0.0	(g)
B&M European Value Retail SA	23	(4)	(4)	0.0	(g)
Berkeley Group Holdings plc	34	(3)	(3)	0.0	(g)
British American Tobacco plc	683	42	43	0.0	(g)
BT Group plc	66	4	4	0.0	(g)
Bunzl plc	15	1	1	0.0	(g)
Croda International plc	37	(4)	(4)	0.0	(g)
Diageo plc	934	51	51	0.0	(g)
easyJet plc	126	3	3	0.0	(g)
Haleon plc	23	— (h)	— (h)	0.0	(g)
Informa plc	212	(8)	(7)	0.0	(g)
International Consolidated Airlines Group SA	12	— (h)	— (h)	0.0	(g)
Land Securities Group plc	7	— (h)	— (h)	0.0	(g)
Lloyds Banking Group plc	8	— (h)	— (h)	0.0	(g)
LondonMetric Property plc	10	— (h)	— (h)	0.0	(g)
Marks & Spencer Group plc	36	(1)	(1)	0.0	(g)
Mondi plc	36	(1)	(1)	0.0	(g)
National Grid plc	668	(17)	(16)	0.0	(g)
QinetiQ Group plc	13	(2)	(2)	0.0	(g)
Rentokil Initial plc	40	(2)	(2)	0.0	(g)
Rio Tinto plc	47	(4)	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Segro plc	61	(4)		(4)		0.0	(g)
Spirax Group plc	20	1		1		0.0	(g)
Standard Chartered plc	323	3		3		0.0	(g)
Tesco plc	5	—	(h)	—	(h)	0.0	(g)
Vodafone Group plc	80	(8)		(8)		0.0	(g)
Wise plc	9	1		1		0.0	(g)
WPP plc	39	2		2		0.0	(g)
Total Long Positions of Total Return Swaps		33		36		0.0	(g)

Short Positions
Common Stocks
Ireland
Experian plc	(25)	(1)		(1)		0.0	(g)
Switzerland
Coca-Cola HBC AG	(454)	(30)		(30)		0.0	(g)
Glencore plc	(9)	2		2		0.0	(g)
United Kingdom
Babcock International Group plc	(12)	2		2		0.0	(g)
BAE Systems plc	(1,151)	35		35		0.0	(g)
Barclays plc	(3)	—	(h)	—	(h)	0.0	(g)
Beazley plc	(134)	19		19		0.0	(g)
British Land Co. plc (The)	(4)	—	(h)	—	(h)	0.0	(g)
Compass Group plc	(431)	(9)		(9)		0.0	(g)
IG Group Holdings plc	(61)	(2)		(2)		0.0	(g)
IMI plc	(40)	—	(h)	—	(h)	0.0	(g)
InterContinental Hotels Group plc	(67)	3		3		0.0	(g)
Intertek Group plc	(67)	2		2		0.0	(g)
J Sainsbury plc	(3)	—	(h)	—	(h)	0.0	(g)
JD Sports Fashion plc	(5)	(3)		(3)		0.0	(g)
Johnson Matthey plc	(4)	—	(h)	—	(h)	0.0	(g)
London Stock Exchange Group plc	(25)	—	(h)	—	(h)	0.0	(g)
M&G plc	(59)	(1)		(1)		0.0	(g)
NatWest Group plc	(68)	(3)		(3)		0.0	(g)
Next plc	(46)	4		4		0.0	(g)
Pearson plc	(22)	1		1		0.0	(g)
Phoenix Group Holdings plc	(21)	(1)		(1)		0.0	(g)
RELX plc	(476)	20		19		0.0	(g)
Sage Group plc (The)	(21)	1		1		0.0	(g)
Schroders plc	(8)	—	(h)	—	(h)	0.0	(g)
St James’s Place plc	(13)	—	(h)	—	(h)	0.0	(g)
Taylor Wimpey plc	— (h)	—	(h)	—	(h)	0.0	(g)
United Utilities Group plc	(31)	—	(h)	—	(h)	0.0	(g)
United States
Carnival plc	(4)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		39		38		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		72		74		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from (0.30)% to 0.30%) which is denominated in HKD based on the local currencies of the positions within the swap	09/10/2027	(7)	(7)	—	(h)	(7)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Henderson Land Development Co. Ltd.	352	1		1		0.0	(g)
MTR Corp. Ltd.	51	—	(h)	—	(h)	0.0	(g)
Power Assets Holdings Ltd.	50	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		1		1		0.0	(g)

Short Positions
Common Stocks
Hong Kong
Galaxy Entertainment Group Ltd.	(41)	—	(h)	—	(h)	0.0	(g)
HKT Trust & HKT Ltd.	(54)	—	(h)	—	(h)	0.0	(g)
WH Group Ltd.	(1,270)	(8)		(8)		0.0	(g)
Total Short Positions of Total Return Swaps		(8)		(8)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(7)		(7)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from 0.70% to 0.70%) which is denominated in ILS based on the local currencies of the positions within the swap	09/03/2027	3	3	—	3

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Bank Hapoalim BM	(43)	1		1		0.0	(g)
Bank Leumi Le-Israel BM	(16)	—	(h)	—	(h)	0.0	(g)
Nice Ltd.	(252)	2		2		0.0	(g)
Total Short Positions of Total Return Swaps		3		3		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		3		3		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from (2.50)% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/10/2027	(40)	(42)	201	159

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Advantest Corp.	9,819	(3)		(3)		0.0	(g)
Aeon Co. Ltd.	6,951	1		1		0.0	(g)
Ajinomoto Co., Inc.	2,527	—	(h)	—	(h)	0.0	(g)
Central Japan Railway Co.	19,225	1		1		0.0	(g)
Chubu Electric Power Co., Inc.	31,692	7		7		0.0	(g)
Cosmos Pharmaceutical Corp.	4,376	—	(h)	—	(h)	0.0	(g)
Daifuku Co. Ltd.	5,131	(1)		(1)		0.0	(g)
Daito Trust Construction Co. Ltd.	50,484	1		1		0.0	(g)
East Japan Railway Co.	24,533	2		2		0.0	(g)
Hankyu Hanshin Holdings, Inc.	32,938	1		1		0.0	(g)
Honda Motor Co. Ltd.	237,878	126		126		0.0	(g)
Hoshizaki Corp.	37,291	12		12		0.0	(g)
Hoya Corp.	4,214	1		1		0.0	(g)
IHI Corp.	108,194	(130)		(130)		0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	4,281	1		1		0.0	(g)
ITOCHU Corp.	29,031	3		3		0.0	(g)
Japan Post Insurance Co. Ltd.	40,498	5		5		0.0	(g)
Japan Real Estate Investment Corp.	1,690	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Japan Steel Works Ltd. (The)	2,555	(1)		(1)		0.0	(g)
JFE Holdings, Inc.	8,027	3		3		0.0	(g)
Kadokawa Corp.	48,129	(16)		(16)		0.0	(g)
Keisei Electric Railway Co. Ltd.	37,686	6		6		0.0	(g)
Kikkoman Corp.	7,216	—	(h)	—	(h)	0.0	(g)
Kobe Bussan Co. Ltd.	3,231	—	(h)	—	(h)	0.0	(g)
Komatsu Ltd.	6,705	—	(h)	—	(h)	0.0	(g)
Kyushu Electric Power Co., Inc.	6,023	1		1		0.0	(g)
M3, Inc.	67,258	(13)		(13)		0.0	(g)
Makita Corp.	50,725	12		12		0.0	(g)
Maruwa Co. Ltd./Aichi	4,390	4		4		0.0	(g)
Mazda Motor Corp.	9,237	3		3		0.0	(g)
MEIJI Holdings Co. Ltd.	5,242	—	(h)	—	(h)	0.0	(g)
Mercari, Inc.	2,306	—	(h)	—	(h)	0.0	(g)
MINEBEA MITSUMI, Inc.	18,247	(1)		(1)		0.0	(g)
Mitsubishi Chemical Group Corp.	45,479	12		12		0.0	(g)
Mitsubishi Motors Corp.	24,601	7		7		0.0	(g)
Mitsui E&S Co. Ltd.	5,351	(3)		(3)		0.0	(g)
Modec, Inc.	772	—	(h)	—	(h)	0.0	(g)
MonotaRO Co. Ltd.	3,784	2		2		0.0	(g)
Nikon Corp.	2,954	—	(h)	—	(h)	0.0	(g)
Nintendo Co. Ltd.	195,591	93		93		0.0	(g)
Nippon Building Fund, Inc.	24,736	3		3		0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	56,867	12		12		0.0	(g)
Nippon Sanso Holdings Corp.	6,245	3		3		0.0	(g)
Nippon Steel Corp.	17,510	4		4		0.0	(g)
Nissan Motor Co. Ltd.	12,960	—	(h)	—	(h)	0.0	(g)
Nissin Foods Holdings Co. Ltd.	3,369	—	(h)	—	(h)	0.0	(g)
Niterra Co. Ltd.	18,116	3		3		0.0	(g)
Nitori Holdings Co. Ltd.	35,548	1		1		0.0	(g)
Nitto Denko Corp.	13,636	(3)		(3)		0.0	(g)
Organo Corp.	43,015	23		23		0.0	(g)
PAL GROUP Holdings Co. Ltd.	1,546	—	(h)	—	(h)	0.0	(g)
Sanrio Co. Ltd.	33,149	(1)		(1)		0.0	(g)
SBI Holdings, Inc.	69,668	14		14		0.0	(g)
SCREEN Holdings Co. Ltd.	4,053	—	(h)	—	(h)	0.0	(g)
SCSK Corp.	6,744	1		1		0.0	(g)
Sega Sammy Holdings, Inc.	1,557	—	(h)	—	(h)	0.0	(g)
SG Holdings Co. Ltd.	37,798	10		10		0.0	(g)
SHIFT, Inc.	20,555	13		13		0.0	(g)
Shimano, Inc.	1,645	—	(h)	—	(h)	0.0	(g)
Shionogi & Co. Ltd.	36,879	2		2		0.0	(g)
SUMCO Corp.	18,009	(10)		(10)		0.0	(g)
Sumitomo Forestry Co. Ltd.	4,980	—	(h)	—	(h)	0.0	(g)
Suntory Beverage & Food Ltd.	2,776	—	(h)	—	(h)	0.0	(g)
Suzuki Motor Corp.	106,186	(28)		(28)		0.0	(g)
Taisei Corp.	2,035	—	(h)	—	(h)	0.0	(g)
TDK Corp.	15,795	(1)		(1)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
TIS, Inc.	4,549	1		1		0.0	(g)
Toho Co. Ltd./Tokyo	5,749	—	(h)	—	(h)	0.0	(g)
Tokyo Metro Co. Ltd.	63,391	10		10		0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	7,808	—	(h)	—	(h)	0.0	(g)
Tokyu Corp.	6,713	1		2		0.0	(g)
TOPPAN Holdings, Inc.	3,044	—	(h)	—	(h)	0.0	(g)
Toyo Suisan Kaisha Ltd.	9,491	—	(h)	—	(h)	0.0	(g)
Toyota Tsusho Corp.	5,348	—	(h)	—	(h)	0.0	(g)
West Japan Railway Co.	18,801	4		4		0.0	(g)
Yamato Holdings Co. Ltd.	1,679	—	(h)	—	(h)	0.0	(g)
Yokohama Rubber Co. Ltd. (The)	5,815	2		2		0.0	(g)
Total Long Positions of Total Return Swaps		200		201		0.0	(g)

Short Positions
Common Stocks
Japan
AGC, Inc.	(31,357)	3		3		0.0	(g)
Aisin Corp.	(764)	—	(h)	—	(h)	0.0	(g)
Amada Co. Ltd.	(49,713)	(10)		(10)		0.0	(g)
Asahi Group Holdings Ltd.	(86,655)	(12)		(12)		0.0	(g)
Asahi Kasei Corp.	(2,698)	—	(h)	—	(h)	0.0	(g)
Bandai Namco Holdings, Inc.	(37,769)	1		1		0.0	(g)
BayCurrent, Inc.	(21,869)	5		5		0.0	(g)
Credit Saison Co. Ltd.	(1,175)	—	(h)	—	(h)	0.0	(g)
CyberAgent, Inc.	(6,108)	1		1		0.0	(g)
Daiichi Sankyo Co. Ltd.	(9,083)	(5)		(5)		0.0	(g)
Denso Corp.	(91,049)	(11)		(11)		0.0	(g)
Dentsu Group, Inc.	(3,591)	—	(h)	—	(h)	0.0	(g)
DMG Mori Co. Ltd.	(31,515)	—	(h)	—	(h)	0.0	(g)
ENEOS Holdings, Inc.	(56,478)	5		5		0.0	(g)
Food & Life Cos. Ltd.	(1,518)	—	(h)	—	(h)	0.0	(g)
Fujitsu Ltd.	(84,878)	(35)		(36)		0.0	(g)
Fukuoka Financial Group, Inc.	(4,930)	—	(h)	—	(h)	0.0	(g)
Hamamatsu Photonics KK	(6,984)	(1)		(1)		0.0	(g)
Hitachi Construction Machinery Co. Ltd.	(1,432)	—	(h)	—	(h)	0.0	(g)
Isuzu Motors Ltd.	(6,257)	(1)		(1)		0.0	(g)
Japan Post Bank Co. Ltd.	(1,814)	—	(h)	—	(h)	0.0	(g)
Japan Post Holdings Co. Ltd.	(1,930)	—	(h)	—	(h)	0.0	(g)
Japan Tobacco, Inc.	(3,401)	—	(h)	—	(h)	0.0	(g)
Kao Corp.	(64,915)	(20)		(20)		0.0	(g)
Kawasaki Kisen Kaisha Ltd.	(72,244)	(44)		(45)		0.0	(g)
Kubota Corp.	(111,530)	3		3		0.0	(g)
Kyocera Corp.	(129,053)	(39)		(40)		0.0	(g)
LY Corp.	(760)	—	(h)	—	(h)	0.0	(g)
McDonald’s Holdings Co. Japan Ltd.	(2,488)	—	(h)	—	(h)	0.0	(g)
Mitsubishi Electric Corp.	(46,863)	(1)		(1)		0.0	(g)
Mitsui Kinzoku Co. Ltd.	(1,063)	1		1		0.0	(g)
MS&AD Insurance Group Holdings, Inc.	(37,622)	(16)		(16)		0.0	(g)
NEC Corp.	(4,698)	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
NH Foods Ltd.	(20,415)	1	1	0.0	(g)
Nissan Chemical Corp.	(33,709)	(6)	(6)	0.0	(g)
Nomura Holdings, Inc.	(4,383)	— (h)	— (h)	0.0	(g)
Nomura Real Estate Holdings, Inc.	(36,365)	(4)	(4)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	(16,753)	— (h)	— (h)	0.0	(g)
Pan Pacific International Holdings Corp.	(12,334)	(1)	(1)	0.0	(g)
Rakuten Group, Inc.	(100,834)	(10)	(10)	0.0	(g)
Ricoh Co. Ltd.	(35,548)	(14)	(14)	0.0	(g)
Rohm Co. Ltd.	(3,072)	— (h)	— (h)	0.0	(g)
Seiko Epson Corp.	(2,755)	(1)	(1)	0.0	(g)
Shimizu Corp.	(1,462)	— (h)	— (h)	0.0	(g)
Shizuoka Financial Group, Inc.	(88,226)	17	17	0.0	(g)
Sumitomo Chemical Co. Ltd.	(18,950)	(1)	(1)	0.0	(g)
Sumitomo Corp.	(3,039)	— (h)	— (h)	0.0	(g)
Sumitomo Rubber Industries Ltd.	(32,824)	(8)	(8)	0.0	(g)
Sysmex Corp.	(6,749)	(1)	(1)	0.0	(g)
Terumo Corp.	(10,991)	— (h)	— (h)	0.0	(g)
THK Co. Ltd.	(4,118)	— (h)	— (h)	0.0	(g)
Tohoku Electric Power Co., Inc.	(3,466)	(1)	(1)	0.0	(g)
Tokio Marine Holdings, Inc.	(58,770)	(16)	(16)	0.0	(g)
Tosoh Corp.	(13,537)	(1)	(1)	0.0	(g)
Toyota Motor Corp.	(1,176)	— (h)	— (h)	0.0	(g)
Unicharm Corp.	(102,373)	(18)	(18)	0.0	(g)
Total Short Positions of Total Return Swaps		(240)	(243)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(40)	(42)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day NOWA on long positions and short positions respectively, plus or minus spread (rates range from (0.25)% to 0.25%) which is denominated in NOK based on the local currencies of the positions within the swap	09/03/2027	25	25	—	25

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Norway
Norsk Hydro ASA	120	—	(h)	—	(h)	0.0	(g)
Salmar ASA	797	4		4		0.0	(g)
Telenor ASA	2,831	7		7		0.0	(g)
Total Long Positions of Total Return Swaps		11		11		0.0	(g)

Short Positions
Common Stocks
Norway
Aker BP ASA	(3,189)	14		14		0.0	(g)
Var Energi ASA	(69)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		14		14		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		25		25		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)		NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from (0.25)% to (0.25)%) which is denominated in NZD based on the local currencies of the positions within the swap	09/10/2027	—	(h)	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
New Zealand
Infratil Ltd.	1	—	(h)	—	(h)	0.0	(g)
Meridian Energy Ltd.	56	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day STIBOR on long positions and short positions respectively, plus or minus spread (rates range from (0.47)% to 0.25%) which is denominated in SEK based on the local currencies of the positions within the swap	09/03/2027	15	14	—	14

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Sweden
Atlas Copco AB	195	—	(h)	—	(h)	0.0	(g)
Beijer Ref AB	676	4		4		0.0	(g)
EQT AB	1,169	5		5		0.0	(g)
H & M Hennes & Mauritz AB	959	(16)		(16)		0.0	(g)
Hexagon AB	112	—	(h)	—	(h)	0.0	(g)
Holmen AB	120	—	(h)	—	(h)	0.0	(g)
L E Lundbergforetagen AB	1,782	1		1		0.0	(g)
Sagax AB	255	1		1		0.0	(g)
Sandvik AB	218	—	(h)	—	(h)	0.0	(g)
Svenska Cellulosa AB SCA	967	—	(h)	—	(h)	0.0	(g)
Swedbank AB	167	—	(h)	—	(h)	0.0	(g)
Volvo AB	205	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		(5)		(5)		0.0	(g)

Short Positions
Common Stocks
Sweden
AddTech AB	(409)	(2)		(2)		0.0	(g)
Boliden AB	(3,185)	40		40		0.0	(g)
Evolution AB	(2,862)	(18)		(19)		0.0	(g)
Getinge AB	(315)	(1)		(1)		0.0	(g)
Securitas AB	(1,717)	(5)		(5)		0.0	(g)
Skanska AB	(2,871)	3		3		0.0	(g)
SSAB AB	(44)	—	(h)	—	(h)	0.0	(g)
Svenska Handelsbanken AB	(221)	—	(h)	—	(h)	0.0	(g)
Swedish Orphan Biovitrum AB	(192)	1		1		0.0	(g)
Tele2 AB	(853)	2		2		0.0	(g)
Total Short Positions of Total Return Swaps		20		19		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		15		14		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from (0.30)% to 0.30%) which is denominated in SGD based on the local currencies of the positions within the swap	09/10/2027	10	10	—	10

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Singapore
DBS Group Holdings Ltd.	998	4		4		0.0	(g)
Sembcorp Industries Ltd.	358	6		6		0.0	(g)
Total Long Positions of Total Return Swaps		10		10		0.0	(g)

Short Positions
Common Stocks
Singapore
CapitaLand Investment Ltd./Singapore	(41)	(1)		(1)		0.0	(g)
Genting Singapore Ltd.	(24)	1		1		0.0	(g)
Total Short Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		10		10		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day OBFR on long positions and short positions respectively, plus or minus spread (rates range from (1.22)% to 0.20%) which is denominated in USD based on the local currencies of the positions within the swap	09/13/2027	111	98	75	173

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Bermuda
Everest Group Ltd.	61	(3)		(3)		0.0	(g)
Canada
D-Wave Quantum, Inc.	25	2		2		0.0	(g)
Hong Kong
Futu Holdings Ltd.	258	10		10		0.0	(g)
Netherlands
NXP Semiconductors NV	766	(30)		(29)		0.0	(g)
United Kingdom
CNH Industrial NV	6	—	(h)	—	(h)	0.0	(g)
United States
A O Smith Corp.	365	(1)		(1)		0.0	(g)
Advanced Drainage Systems, Inc.	169	5		5		0.0	(g)
Affirm Holdings, Inc.	232	43		43		0.0	(g)
Air Products and Chemicals, Inc.	33	2		2		0.0	(g)
Alliant Energy Corp.	920	(38)		(38)		0.0	(g)
Alnylam Pharmaceuticals, Inc.	525	6		6		0.0	(g)
American Airlines Group, Inc.	307	34		35		0.0	(g)
American Financial Group, Inc./OH	653	(30)		(30)		0.0	(g)
American Homes 4 Rent	10	—	(h)	—	(h)	0.0	(g)
Antero Midstream Corp.	8	—	(h)	—	(h)	0.0	(g)
APA Corp.	11	—	(h)	—	(h)	0.0	(g)
Avidity Biosciences, Inc.	9	(1)		(1)		0.0	(g)
Avis Budget Group, Inc.	7	—	(h)	—	(h)	0.0	(g)
Baker Hughes Co.	12	—	(h)	—	(h)	0.0	(g)
Bentley Systems, Inc.	19	—	(h)	—	(h)	0.0	(g)
BILL Holdings, Inc.	155	(4)		(4)		0.0	(g)
Bio-Rad Laboratories, Inc.	84	—	(h)	—	(h)	0.0	(g)
Block, Inc.	338	11		11		0.0	(g)
Broadcom, Inc.	308	29		30		0.0	(g)
BXP, Inc.	93	2		2		0.0	(g)
CareTrust REIT, Inc.	100	—	(h)	—	(h)	0.0	(g)
Carrier Global Corp.	459	12		12		0.0	(g)
CCC Intelligent Solutions Holdings, Inc.	75	2		2		0.0	(g)
CH Robinson Worldwide, Inc.	1,113	7		8		0.0	(g)
Choice Hotels International, Inc.	10	—	(h)	—	(h)	0.0	(g)
Ciena Corp.	409	(30)		(29)		0.0	(g)
Cincinnati Financial Corp.	5	—	(h)	—	(h)	0.0	(g)
Clearwater Analytics Holdings, Inc.	4	—	(h)	—	(h)	0.0	(g)
Clorox Co. (The)	962	(4)		(3)		0.0	(g)
Cloudflare, Inc.	847	43		43		0.0	(g)
Coca-Cola Consolidated, Inc.	68	2		2		0.0	(g)
Comerica, Inc.	6	—	(h)	—	(h)	0.0	(g)
Confluent, Inc.	69	—	(h)	—	(h)	0.0	(g)
Cooper Cos., Inc. (The)	499	(23)		(23)		0.0	(g)
Corcept Therapeutics, Inc.	49	(10)		(10)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Core & Main, Inc.	10	—	(h)	—	(h)	0.0	(g)
Corning, Inc.	2,225	(117)		(116)		0.0	(g)
Crocs, Inc.	158	(12)		(12)		0.0	(g)
Crowdstrike Holdings, Inc.	868	(89)		(89)		0.0	(g)
CSW Industrials, Inc.	19	—	(h)	—	(h)	0.0	(g)
Cullen/Frost Bankers, Inc.	107	1		1		0.0	(g)
Datadog, Inc.	675	(18)		(18)		0.0	(g)
Dominion Energy, Inc.	39	—	(h)	—	(h)	0.0	(g)
DT Midstream, Inc.	363	(24)		(23)		0.0	(g)
Elanco Animal Health, Inc.	5	—	(h)	—	(h)	0.0	(g)
Emerson Electric Co.	1,131	38		38		0.0	(g)
Entegris, Inc.	35	1		1		0.0	(g)
Erie Indemnity Co.	241	3		3		0.0	(g)
Essential Utilities, Inc.	306	(17)		(17)		0.0	(g)
Exact Sciences Corp.	177	(4)		(4)		0.0	(g)
Fastenal Co.	938	(26)		(25)		0.0	(g)
Fidelity National Financial, Inc.	5	—	(h)	—	(h)	0.0	(g)
FirstCash Holdings, Inc.	8	(1)		(1)		0.0	(g)
Gap, Inc. (The)	290	32		32		0.0	(g)
Gen Digital, Inc.	958	13		13		0.0	(g)
Generac Holdings, Inc.	477	47		46		0.0	(g)
Genuine Parts Co.	7	—	(h)	—	(h)	0.0	(g)
Globus Medical, Inc.	8	—	(h)	—	(h)	0.0	(g)
Graco, Inc.	5	—	(h)	—	(h)	0.0	(g)
Healthpeak Properties, Inc.	451	(24)		(23)		0.0	(g)
Hecla Mining Co.	18	—	(h)	—	(h)	0.0	(g)
Hewlett Packard Enterprise Co.	37	—	(h)	—	(h)	0.0	(g)
Home Depot, Inc. (The)	188	2		2		0.0	(g)
Hormel Foods Corp.	12	—	(h)	—	(h)	0.0	(g)
Hyatt Hotels Corp.	26	—	(h)	—	(h)	0.0	(g)
IDACORP, Inc.	219	(12)		(11)		0.0	(g)
Ingersoll Rand, Inc.	40	—	(h)	—	(h)	0.0	(g)
InterDigital, Inc.	32	(1)		(1)		0.0	(g)
International Paper Co.	16	—	(h)	—	(h)	0.0	(g)
IonQ, Inc.	306	(13)		(12)		0.0	(g)
J M Smucker Co. (The)	691	(43)		(43)		0.0	(g)
Jack Henry & Associates, Inc.	863	52		53		0.0	(g)
JBT Marel Corp.	29	(1)		(1)		0.0	(g)
Kenvue, Inc.	564	66		65		0.0	(g)
Kilroy Realty Corp.	240	8		8		0.0	(g)
Kinetik Holdings, Inc.	67	—	(h)	—	(h)	0.0	(g)
KKR & Co., Inc.	1,157	119		118		0.0	(g)
Klaviyo, Inc.	9	2		2		0.0	(g)
Knife River Corp.	84	—	(h)	—	(h)	0.0	(g)
Kraft Heinz Co. (The)	22	—	(h)	—	(h)	0.0	(g)
Kratos Defense & Security Solutions, Inc.	110	(33)		(33)		0.0	(g)
Lamar Advertising Co.	8	—	(h)	—	(h)	0.0	(g)
Lamb Weston Holdings, Inc.	153	(6)		(5)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Lattice Semiconductor Corp.	117	(16)		(16)		0.0	(g)
Leonardo DRS, Inc.	102	(8)		(8)		0.0	(g)
Liberty Broadband Corp.	5	—	(h)	—	(h)	0.0	(g)
Life Time Group Holdings, Inc.	91	2		2		0.0	(g)
Light & Wonder, Inc.	102	7		7		0.0	(g)
Lincoln National Corp.	12	—	(h)	—	(h)	0.0	(g)
Loar Holdings, Inc.	13	—	(h)	—	(h)	0.0	(g)
Lowe’s Cos., Inc.	150	11		11		0.0	(g)
Maplebear, Inc.	10	2		2		0.0	(g)
McCormick & Co., Inc./MD	483	(7)		(7)		0.0	(g)
Modine Manufacturing Co.	14	1		1		0.0	(g)
MongoDB, Inc.	590	42		41		0.0	(g)
Monolithic Power Systems, Inc.	11	(1)		(1)		0.0	(g)
New York Times Co. (The)	558	17		18		0.0	(g)
NewMarket Corp.	17	—	(h)	—	(h)	0.0	(g)
Nexstar Media Group, Inc.	146	5		5		0.0	(g)
NEXTracker, Inc.	36	—	(h)	—	(h)	0.0	(g)
Northern Trust Corp.	26	(1)		(1)		0.0	(g)
Occidental Petroleum Corp.	23	—	(h)	—	(h)	0.0	(g)
Oklo, Inc.	42	(7)		(7)		0.0	(g)
Omega Healthcare Investors, Inc.	8	—	(h)	—	(h)	0.0	(g)
Omnicom Group, Inc.	8	—	(h)	—	(h)	0.0	(g)
Packaging Corp. of America	40	—	(h)	—	(h)	0.0	(g)
Paramount Skydance Corp.	18	(1)		(1)		0.0	(g)
PennyMac Financial Services, Inc.	14	—	(h)	—	(h)	0.0	(g)
PPL Corp.	15	(1)		(1)		0.0	(g)
Primerica, Inc.	19	—	(h)	—	(h)	0.0	(g)
PTC, Inc.	763	4		5		0.0	(g)
QXO, Inc.	256	27		28		0.0	(g)
Raymond James Financial, Inc.	8	—	(h)	—	(h)	0.0	(g)
Realty Income Corp.	35	—	(h)	—	(h)	0.0	(g)
Rexford Industrial Realty, Inc.	18	—	(h)	—	(h)	0.0	(g)
Robinhood Markets, Inc.	974	(243)		(243)		0.0	(g)
Rocket Lab Corp.	438	51		51		0.0	(g)
Ryan Specialty Holdings, Inc.	74	(5)		(5)		0.0	(g)
Ryman Hospitality Properties, Inc.	357	35		34		0.0	(g)
Samsara, Inc.	281	16		16		0.0	(g)
Sempra	1,303	(105)		(105)		0.0	(g)
Service Corp. International/US	47	(2)		(2)		0.0	(g)
SharkNinja, Inc.	406	41		41		0.0	(g)
Simpson Manufacturing Co., Inc.	32	3		3		0.0	(g)
SLM Corp.	93	1		1		0.0	(g)
Snap-on, Inc.	5	—	(h)	—	(h)	0.0	(g)
Solventum Corp.	15	—	(h)	—	(h)	0.0	(g)
STAG Industrial, Inc.	215	4		4		0.0	(g)
Starbucks Corp.	2,028	(48)		(47)		0.0	(g)
Starwood Property Trust, Inc.	11	—	(h)	—	(h)	0.0	(g)
Stride, Inc.	127	(8)		(8)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Symbotic, Inc.	5	— (h)	— (h)	0.0	(g)
T Rowe Price Group, Inc.	42	1	1	0.0	(g)
Target Corp.	305	(4)	(4)	0.0	(g)
Tempus AI, Inc.	243	13	13	0.0	(g)
Teradyne, Inc.	66	(10)	(10)	0.0	(g)
Texas Pacific Land Corp.	365	(4)	(4)	0.0	(g)
TKO Group Holdings, Inc.	844	10	11	0.0	(g)
Tractor Supply Co.	649	30	30	0.0	(g)
Tyson Foods, Inc.	401	(2)	(2)	0.0	(g)
U-Haul Holding Co.	126	2	2	0.0	(g)
UL Solutions, Inc.	6	— (h)	— (h)	0.0	(g)
United Airlines Holdings, Inc.	485	38	38	0.0	(g)
Universal Display Corp.	42	(3)	(3)	0.0	(g)
Viper Energy, Inc.	12	— (h)	— (h)	0.0	(g)
Webster Financial Corp.	6	— (h)	— (h)	0.0	(g)
WESCO International, Inc.	383	6	6	0.0	(g)
WW Grainger, Inc.	972	57	57	0.0	(g)
Zurn Elkay Water Solutions Corp.	17	— (h)	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		(71)	(57)	0.0	(g)

Short Positions
Common Stocks
Bermuda
Essent Group Ltd.	(5)	— (h)	— (h)	0.0	(g)
Denmark
Ascendis Pharma A/S	(15)	— (h)	— (h)	0.0	(g)
Israel
Global-e Online Ltd.	(7)	— (h)	— (h)	0.0	(g)
Tower Semiconductor Ltd.	(125)	12	12	0.0	(g)
Singapore
Sea Ltd.	(889)	(54)	(55)	0.0	(g)
Switzerland
Chubb Ltd.	(577)	17	16	0.0	(g)
Garmin Ltd.	(821)	36	36	0.0	(g)
On Holding AG	(555)	(4)	(5)	0.0	(g)
Sportradar Group AG	(24)	(2)	(2)	0.0	(g)
United Kingdom
Janus Henderson Group plc	(14)	— (h)	— (h)	0.0	(g)
TechnipFMC plc	(251)	3	3	0.0	(g)
United States
Adobe, Inc.	(1,671)	27	26	0.0	(g)
ADT, Inc.	(6)	— (h)	— (h)	0.0	(g)
Akamai Technologies, Inc.	(233)	(2)	(2)	0.0	(g)
Alcoa Corp.	(339)	(7)	(8)	0.0	(g)
Allstate Corp. (The)	(421)	38	38	0.0	(g)
Ally Financial, Inc.	(49)	(5)	(5)	0.0	(g)
Alphabet, Inc.	(270)	(10)	(9)	0.0	(g)
American Express Co.	(843)	13	12	0.0	(g)
AMETEK, Inc.	(11)	— (h)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Amphenol Corp.	(262)	10	10	0.0	(g)
API Group Corp.	(8)	— (h)	— (h)	0.0	(g)
Applied Industrial Technologies, Inc.	(18)	— (h)	— (h)	0.0	(g)
Aramark	(184)	3	3	0.0	(g)
Armstrong World Industries, Inc.	(318)	(1)	(1)	0.0	(g)
AT&T, Inc.	(399)	(19)	(20)	0.0	(g)
Autodesk, Inc.	(514)	(5)	(6)	0.0	(g)
BellRing Brands, Inc.	(4)	— (h)	— (h)	0.0	(g)
Biogen, Inc.	(190)	(4)	(4)	0.0	(g)
Bio-Techne Corp.	(13)	1	1	0.0	(g)
Booking Holdings, Inc.	(1,401)	(40)	(41)	0.0	(g)
Booz Allen Hamilton Holding Corp.	(676)	(11)	(12)	0.0	(g)
Bridgebio Pharma, Inc.	(5)	— (h)	— (h)	0.0	(g)
Bright Horizons Family Solutions, Inc.	(7)	— (h)	— (h)	0.0	(g)
Broadridge Financial Solutions, Inc.	(404)	(19)	(19)	0.0	(g)
Caesars Entertainment, Inc.	(485)	22	22	0.0	(g)
Carpenter Technology Corp.	(10)	— (h)	— (h)	0.0	(g)
Carvana Co.	(258)	8	8	0.0	(g)
Casey’s General Stores, Inc.	(274)	5	5	0.0	(g)
CBRE Group, Inc.	(544)	(26)	(27)	0.0	(g)
Celanese Corp.	(6)	— (h)	— (h)	0.0	(g)
Cencora, Inc.	(275)	20	20	0.0	(g)
Charles River Laboratories International, Inc.	(5)	— (h)	— (h)	0.0	(g)
Chemed Corp.	(446)	5	5	0.0	(g)
Chord Energy Corp.	(24)	(1)	(1)	0.0	(g)
Cintas Corp.	(10)	— (h)	— (h)	0.0	(g)
Comcast Corp.	(916)	(35)	(35)	0.0	(g)
Comfort Systems USA, Inc.	(412)	23	23	0.0	(g)
Commerce Bancshares, Inc./MO	(22)	— (h)	— (h)	0.0	(g)
Corteva, Inc.	(977)	(35)	(35)	0.0	(g)
Crane Co.	(17)	— (h)	— (h)	0.0	(g)
Crown Holdings, Inc.	(1)	— (h)	— (h)	0.0	(g)
CSX Corp.	(657)	63	62	0.0	(g)
Curtiss-Wright Corp.	(27)	1	1	0.0	(g)
Darden Restaurants, Inc.	(697)	(72)	(72)	0.0	(g)
Darling Ingredients, Inc.	(169)	(3)	(3)	0.0	(g)
Devon Energy Corp.	(19)	— (h)	— (h)	0.0	(g)
Digital Realty Trust, Inc.	(434)	(5)	(6)	0.0	(g)
Dollar General Corp.	(607)	(7)	(7)	0.0	(g)
Dover Corp.	(38)	(1)	(1)	0.0	(g)
Dropbox, Inc.	(6)	— (h)	— (h)	0.0	(g)
Duolingo, Inc.	(465)	60	60	0.0	(g)
Dutch Bros, Inc.	(340)	(54)	(55)	0.0	(g)
Edison International	(628)	(6)	(7)	0.0	(g)
Elastic NV	(26)	(1)	(1)	0.0	(g)
Encompass Health Corp.	(7)	— (h)	— (h)	0.0	(g)
Equinix, Inc.	(1,101)	(12)	(12)	0.0	(g)
Essential Properties Realty Trust, Inc.	(243)	(1)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Evercore, Inc.	(7)	—	(h)	—	(h)	0.0	(g)
Eversource Energy	(856)	75		74		0.0	(g)
ExlService Holdings, Inc.	(38)	1		1		0.0	(g)
Fidelity National Information Services, Inc.	(47)	—	(h)	—	(h)	0.0	(g)
First American Financial Corp.	(23)	(1)		(1)		0.0	(g)
First Citizens BancShares, Inc./NC	(11)	—	(h)	—	(h)	0.0	(g)
First Industrial Realty Trust, Inc.	(12)	—	(h)	—	(h)	0.0	(g)
Five Below, Inc.	(380)	20		20		0.0	(g)
Flowserve Corp.	(9)	—	(h)	—	(h)	0.0	(g)
Fox Corp.	(306)	25		25		0.0	(g)
Gartner, Inc.	(6)	—	(h)	—	(h)	0.0	(g)
General Electric Co.	(495)	24		24		0.0	(g)
Globe Life, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
GoDaddy, Inc.	(574)	(34)		(35)		0.0	(g)
Goldman Sachs Group, Inc. (The)	(862)	11		10		0.0	(g)
Grand Canyon Education, Inc.	(106)	7		7		0.0	(g)
Group 1 Automotive, Inc.	(229)	(10)		(10)		0.0	(g)
Halozyme Therapeutics, Inc.	(151)	(6)		(6)		0.0	(g)
Hasbro, Inc.	(109)	3		3		0.0	(g)
HealthEquity, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
Houlihan Lokey, Inc.	(8)	—	(h)	—	(h)	0.0	(g)
Hubbell, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
Huntington Ingalls Industries, Inc.	(15)	1		1		0.0	(g)
Ingredion, Inc.	(36)	(1)		(1)		0.0	(g)
Insulet Corp.	(7)	—	(h)	—	(h)	0.0	(g)
Intel Corp.	(294)	108		108		0.0	(g)
Jabil, Inc.	(10)	—	(h)	—	(h)	0.0	(g)
KBR, Inc.	(12)	—	(h)	—	(h)	0.0	(g)
Keurig Dr Pepper, Inc.	(734)	(35)		(36)		0.0	(g)
Kinder Morgan, Inc.	(832)	30		30		0.0	(g)
Kirby Corp.	(396)	(5)		(5)		0.0	(g)
Knight-Swift Transportation Holdings, Inc.	(6)	—	(h)	—	(h)	0.0	(g)
Linde plc	(186)	(1)		(1)		0.0	(g)
Lithia Motors, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
LKQ Corp.	(187)	(6)		(6)		0.0	(g)
Lockheed Martin Corp.	(16)	1		1		0.0	(g)
LyondellBasell Industries NV	(294)	(20)		(20)		0.0	(g)
Manhattan Associates, Inc.	(16)	—	(h)	—	(h)	0.0	(g)
Marathon Petroleum Corp.	(392)	28		28		0.0	(g)
MasTec, Inc.	(44)	4		4		0.0	(g)
Merck & Co., Inc.	(475)	17		17		0.0	(g)
Mettler-Toledo International, Inc.	(6)	—	(h)	—	(h)	0.0	(g)
MGM Resorts International	(51)	(2)		(2)		0.0	(g)
Microchip Technology, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
Moderna, Inc.	(485)	41		41		0.0	(g)
Morgan Stanley	(1,120)	17		16		0.0	(g)
Netflix, Inc.	(905)	(3)		(3)		0.0	(g)
Newmont Corp.	(9)	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Nucor Corp.	(450)	(20)	(20)	0.0	(g)
Old Dominion Freight Line, Inc.	(40)	1	1	0.0	(g)
Onto Innovation, Inc.	(465)	52	52	0.0	(g)
Option Care Health, Inc.	(5)	— (h)	— (h)	0.0	(g)
Owens Corning	(7)	— (h)	— (h)	0.0	(g)
Parker-Hannifin Corp.	(1,210)	(3)	(4)	0.0	(g)
Paylocity Holding Corp.	(405)	(19)	(19)	0.0	(g)
PG&E Corp.	(9)	— (h)	— (h)	0.0	(g)
Pinnacle Financial Partners, Inc.	(4)	— (h)	— (h)	0.0	(g)
PJT Partners, Inc.	(164)	(3)	(3)	0.0	(g)
Procter & Gamble Co. (The)	(1,257)	(26)	(26)	0.0	(g)
Prologis, Inc.	(663)	1	1	0.0	(g)
Quest Diagnostics, Inc.	(607)	34	33	0.0	(g)
Reliance, Inc.	(368)	(13)	(13)	0.0	(g)
Revolution Medicines, Inc.	(200)	2	2	0.0	(g)
Rithm Capital Corp.	(96)	(9)	(9)	0.0	(g)
ROBLOX Corp.	(10)	— (h)	— (h)	0.0	(g)
Rockwell Automation, Inc.	(1,126)	10	9	0.0	(g)
Salesforce, Inc.	(1,614)	(37)	(38)	0.0	(g)
SBA Communications Corp.	(409)	(10)	(10)	0.0	(g)
SEI Investments Co.	(434)	(9)	(9)	0.0	(g)
Sirius XM Holdings, Inc.	(141)	(1)	(1)	0.0	(g)
SS&C Technologies Holdings, Inc.	(358)	— (h)	— (h)	0.0	(g)
Synchrony Financial	(500)	(35)	(35)	0.0	(g)
Sysco Corp.	(354)	11	11	0.0	(g)
Tapestry, Inc.	(111)	4	4	0.0	(g)
Taylor Morrison Home Corp.	(204)	(8)	(8)	0.0	(g)
Tetra Tech, Inc.	(321)	(26)	(26)	0.0	(g)
Thermo Fisher Scientific, Inc.	(412)	9	9	0.0	(g)
Toro Co. (The)	(358)	(15)	(16)	0.0	(g)
Trade Desk, Inc. (The)	(858)	67	65	0.0	(g)
Tradeweb Markets, Inc.	(5)	— (h)	— (h)	0.0	(g)
Trimble, Inc.	(410)	3	3	0.0	(g)
Urban Outfitters, Inc.	(249)	(2)	(2)	0.0	(g)
Ventas, Inc.	(666)	1	1	0.0	(g)
Verisk Analytics, Inc.	(34)	— (h)	— (h)	0.0	(g)
Viatris, Inc.	(139)	5	5	0.0	(g)
VICI Properties, Inc.	(377)	(6)	(6)	0.0	(g)
Virtu Financial, Inc.	(8)	— (h)	— (h)	0.0	(g)
Visa, Inc.	(2,361)	16	15	0.0	(g)
Walmart, Inc.	(1,091)	(7)	(7)	0.0	(g)
Waystar Holding Corp.	(7)	— (h)	— (h)	0.0	(g)
Woodward, Inc.	(24)	1	1	0.0	(g)
Total Short Positions of Total Return Swaps		182	155	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		111	98	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from (0.30)% to 0.30%) which is denominated in AUD based on the local currencies of the positions within the swap	08/19/2026	48	44	7	51

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
ANZ Group Holdings Ltd.	72	—	(h)	—	(h)	0.0	(g)
ASX Ltd.	14	—	(h)	—	(h)	0.0	(g)
Brambles Ltd.	17	—	(h)	—	(h)	0.0	(g)
CAR Group Ltd.	421	12		12		0.0	(g)
Charter Hall Group	150	2		2		0.0	(g)
Cochlear Ltd.	615	30		30		0.0	(g)
Fortescue Ltd.	24	—	(h)	—	(h)	0.0	(g)
Genesis Minerals Ltd.	52	(3)		(3)		0.0	(g)
Goodman Group	1,942	57		59		0.0	(g)
Lynas Rare Earths Ltd.	18	(2)		(2)		0.0	(g)
National Australia Bank Ltd.	31	—	(h)	—	(h)	0.0	(g)
NEXTDC Ltd.	11	—	(h)	—	(h)	0.0	(g)
Origin Energy Ltd.	10	—	(h)	—	(h)	0.0	(g)
Ramelius Resources Ltd.	148	(10)		(10)		0.0	(g)
Ramsay Health Care Ltd.	7	—	(h)	—	(h)	0.0	(g)
Rio Tinto Ltd.	23	(1)		(1)		0.0	(g)
Sigma Healthcare Ltd.	52	—	(h)	—	(h)	0.0	(g)
Telix Pharmaceuticals Ltd.	55	(1)		(1)		0.0	(g)
Vicinity Ltd.	15	—	(h)	—	(h)	0.0	(g)
Westpac Banking Corp.	2,418	(10)		(8)		0.0	(g)
WiseTech Global Ltd.	181	8		8		0.0	(g)
Woolworths Group Ltd.	29	1		1		0.0	(g)
Total Long Positions of Total Return Swaps		83		87		0.0	(g)

Short Positions
Common Stocks
Australia
Ampol Ltd.	(25)	—	(h)	—	(h)	0.0	(g)
Aurizon Holdings Ltd.	(187)	(1)		(1)		0.0	(g)
Coles Group Ltd.	(509)	(10)		(11)		0.0	(g)
Commonwealth Bank of Australia	(2,070)	(14)		(16)		0.0	(g)
Evolution Mining Ltd.	(23)	3		3		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
GPT Group (The)	(13)	—	(h)	—	(h)	0.0	(g)
HUB24 Ltd.	(13)	—	(h)	—	(h)	0.0	(g)
Lottery Corp. Ltd. (The)	(18)	—	(h)	—	(h)	0.0	(g)
Macquarie Group Ltd.	(212)	(2)		(2)		0.0	(g)
Mirvac Group	(132)	(7)		(7)		0.0	(g)
Orica Ltd.	(65)	—	(h)	—	(h)	0.0	(g)
Pro Medicus Ltd.	(157)	1		1		0.0	(g)
Qantas Airways Ltd.	(66)	—	(h)	(1)		0.0	(g)
QBE Insurance Group Ltd.	(115)	—	(h)	—	(h)	0.0	(g)
Sandfire Resources Ltd.	(27)	1		1		0.0	(g)
Santos Ltd.	(46)	(1)		(1)		0.0	(g)
SEEK Ltd.	(548)	4		4		0.0	(g)
South32 Ltd.	(274)	15		14		0.0	(g)
Telstra Group Ltd.	(651)	(12)		(13)		0.0	(g)
Treasury Wine Estates Ltd.	(27)	—	(h)	—	(h)	0.0	(g)
Wesfarmers Ltd.	(110)	—	(h)	—	(h)	0.0	(g)
New Zealand
Xero Ltd.	(804)	(12)		(14)		0.0	(g)
Total Short Positions of Total Return Swaps		(35)		(43)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		48		44		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day CORRA on long positions and short positions respectively, plus or minus spread (rates range from (2.44)% to 0.20%) which is denominated in CAD based on the local currencies of the positions within the swap	08/18/2026	(178)	(175)	28	(147)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Canada
Emera, Inc.	1,413	(36)	(35)	0.0	(g)
G Mining Ventures Corp.	722	(64)	(64)	0.0	(g)
Great-West Lifeco, Inc.	793	(25)	(25)	0.0	(g)
IAMGOLD Corp.	1,485	(164)	(163)	0.0	(g)
Imperial Oil Ltd.	20	— (h)	— (h)	0.0	(g)
Intact Financial Corp.	870	6	7	0.0	(g)
Ivanhoe Mines Ltd.	7	— (h)	— (h)	0.0	(g)
Manulife Financial Corp.	1,269	24	26	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
MDA Space Ltd.	7	— (h)	— (h)	0.0	(g)
OR Royalties, Inc.	676	(48)	(48)	0.0	(g)
Peyto Exploration & Development Corp.	41	— (h)	— (h)	0.0	(g)
Royal Bank of Canada	2,034	(36)	(34)	0.0	(g)
Saputo, Inc.	10	— (h)	— (h)	0.0	(g)
Toronto-Dominion Bank (The)	4,000	(117)	(114)	0.0	(g)
United States
RB Global, Inc.	3,334	151	154	0.0	(g)
Total Long Positions of Total Return Swaps		(309)	(296)	0.0	(g)

Short Positions
Common Stocks
Canada
Aritzia, Inc.	(21)	— (h)	— (h)	0.0	(g)
AtkinsRealis Group, Inc.	(994)	(35)	(36)	0.0	(g)
Cameco Corp.	(937)	(12)	(13)	0.0	(g)
Canadian Apartment Properties REIT	(360)	(4)	(4)	0.0	(g)
CCL Industries, Inc.	(519)	(7)	(8)	0.0	(g)
Celestica, Inc.	(439)	— (h)	(1)	0.0	(g)
Colliers International Group, Inc.	(615)	(23)	(24)	0.0	(g)
DPM Metals, Inc.	(109)	4	3	0.0	(g)
Element Fleet Management Corp.	(115)	(3)	(3)	0.0	(g)
Empire Co. Ltd.	(51)	1	1	0.0	(g)
Finning International, Inc.	(468)	36	36	0.0	(g)
First Majestic Silver Corp.	(624)	72	71	0.0	(g)
First Quantum Minerals Ltd.	(20)	3	3	0.0	(g)
George Weston Ltd.	(58)	1	— (h)	0.0	(g)
Hudbay Minerals, Inc.	(15)	— (h)	— (h)	0.0	(g)
IGM Financial, Inc.	(255)	(1)	(1)	0.0	(g)
Kinaxis, Inc.	(279)	(7)	(7)	0.0	(g)
Loblaw Cos. Ltd.	(1,093)	(5)	(6)	0.0	(g)
Lundin Mining Corp.	(437)	80	80	0.0	(g)
Metro, Inc./CN	(53)	— (h)	— (h)	0.0	(g)
Northland Power, Inc.	(7)	— (h)	— (h)	0.0	(g)
OceanaGold Corp.	(58)	3	3	0.0	(g)
Orla Mining Ltd.	(107)	(9)	(9)	0.0	(g)
Power Corp. of Canada	(1,460)	27	26	0.0	(g)
RioCan Real Estate Investment Trust	(71)	— (h)	— (h)	0.0	(g)
Stantec, Inc.	(304)	1	1	0.0	(g)
TMX Group Ltd.	(21)	— (h)	— (h)	0.0	(g)
TransAlta Corp.	(30)	1	1	0.0	(g)
United Kingdom
Endeavour Mining plc	(158)	8	8	0.0	(g)
Total Short Positions of Total Return Swaps		131	121	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(178)	(175)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	08/19/2026	32	31	—	31

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Switzerland
Banque Cantonale Vaudoise	34	—	(h)	—	(h)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	51	3		3		0.0	(g)
Geberit AG	72	(2)		(2)		0.0	(g)
Georg Fischer AG	44	2		2		0.0	(g)
Roche Holding AG	1,203	4		3		0.0	(g)
Sandoz Group AG	118	—	(h)	—	(h)	0.0	(g)
SIG Group AG	52	26		26		0.0	(g)
Straumann Holding AG	189	15		15		0.0	(g)
Swiss Life Holding AG	40	(2)		(2)		0.0	(g)
Swiss Prime Site AG	12	—	(h)	—	(h)	0.0	(g)
Swiss Re AG	36	(1)		(1)		0.0	(g)
VAT Group AG	10	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		45		44		0.0	(g)

Short Positions
Common Stocks
Switzerland
ABB Ltd.	(9)	—	(h)	—	(h)	0.0	(g)
Baloise Holding AG	(10)	—	(h)	—	(h)	0.0	(g)
EMS-Chemie Holding AG	(37)	(2)		(2)		0.0	(g)
Holcim AG	(10)	—	(h)	—	(h)	0.0	(g)
Julius Baer Group Ltd.	(17)	—	(h)	—	(h)	0.0	(g)
Logitech International SA	(18)	—	(h)	—	(h)	0.0	(g)
Partners Group Holding AG	(168)	(11)		(11)		0.0	(g)
Total Short Positions of Total Return Swaps		(13)		(13)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		32		31		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DKKOIS on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	08/19/2026	(1)	(1)	—	(1)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Denmark
Coloplast A/S	333	6	6	0.0	(g)
DSV A/S	304	1	1	0.0	(g)
Novo Nordisk A/S	449	4	4	0.0	(g)
Novonesis Novozymes B	535	1	1	0.0	(g)
ROCKWOOL A/S	775	3	3	0.0	(g)
Total Long Positions of Total Return Swaps		15	15	0.0	(g)

Short Positions
Common Stocks
Denmark
Genmab A/S	(36)	— (h)	— (h)	0.0	(g)
GN Store Nord A/S	(1,053)	(13)	(13)	0.0	(g)
Pandora A/S	(283)	(3)	(3)	0.0	(g)
Total Short Positions of Total Return Swaps		(16)	(16)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1)	(1)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day ESTER on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	08/19/2026	(107)	(99)	2	(97)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Austria
Erste Group Bank AG	431	(2)	(1)	0.0	(g)
OMV AG	23	— (h)	— (h)	0.0	(g)
Verbund AG	14	— (h)	— (h)	0.0	(g)
Belgium
KBC Group NV	48	(1)	(1)	0.0	(g)
Lotus Bakeries NV	40	— (h)	— (h)	0.0	(g)
Syensqo SA	231	9	10	0.0	(g)
Finland
Kesko OYJ	25	1	1	0.0	(g)
Metso OYJ	24	1	1	0.0	(g)
Orion OYJ	13	— (h)	— (h)	0.0	(g)
UPM-Kymmene OYJ	45	1	1	0.0	(g)
France
Aeroports de Paris SA	148	(2)	(2)	0.0	(g)
Air France-KLM	52	6	6	0.0	(g)
Amundi SA	138	(8)	(7)	0.0	(g)
Arkema SA	92	10	10	0.0	(g)
BioMerieux	10	— (h)	— (h)	0.0	(g)
Cie de Saint-Gobain SA	1,398	53	55	0.0	(g)
Cie Generale des Etablissements Michelin SCA	411	11	12	0.0	(g)
Dassault Aviation SA	309	23	23	0.0	(g)
Dassault Systemes SE	719	(46)	(45)	0.0	(g)
EssilorLuxottica SA	12	— (h)	— (h)	0.0	(g)
Kering SA	924	(105)	(105)	0.0	(g)
Pernod Ricard SA	554	47	48	0.0	(g)
Rexel SA	92	— (h)	— (h)	0.0	(g)
Sartorius Stedim Biotech	247	4	4	0.0	(g)
Schneider Electric SE	100	(2)	(2)	0.0	(g)
Sodexo SA	195	(7)	(7)	0.0	(g)
Germany
Bayerische Motoren Werke AG	1,289	(34)	(33)	0.0	(g)
Beiersdorf AG	413	29	30	0.0	(g)
Brenntag SE	40	— (h)	— (h)	0.0	(g)
Commerzbank AG	198	7	8	0.0	(g)
CTS Eventim AG & Co. KGaA	126	4	4	0.0	(g)
Delivery Hero SE	95	9	9	0.0	(g)
Fresenius SE & Co. KGaA	13	— (h)	— (h)	0.0	(g)
Hannover Rueck SE	45	(3)	(3)	0.0	(g)
KION Group AG	206	— (h)	— (h)	0.0	(g)
Merck KGaA	667	(20)	(19)	0.0	(g)
Siemens AG	756	4	5	0.0	(g)
Siemens Healthineers AG	907	41	41	0.0	(g)
TUI AG	143	7	7	0.0	(g)
Zalando SE	554	(4)	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Ireland
Bank of Ireland Group plc	242	(11)	(11)	0.0	(g)
Ryanair Holdings plc	372	(13)	(12)	0.0	(g)
Italy
A2A SpA	42	(2)	(2)	0.0	(g)
Davide Campari-Milano NV	23	— (h)	— (h)	0.0	(g)
Ferrari NV	1,412	(20)	(19)	0.0	(g)
Moncler SpA	29	— (h)	— (h)	0.0	(g)
Recordati Industria Chimica e Farmaceutica SpA	201	8	8	0.0	(g)
Telecom Italia SpA	472	(1)	(2)	0.0	(g)
Luxembourg
ArcelorMittal SA	28	(1)	(1)	0.0	(g)
CVC Capital Partners plc	61	— (h)	— (h)	0.0	(g)
Netherlands
ABN AMRO Bank NV	812	(40)	(39)	0.0	(g)
Aegon Ltd.	19	(1)	(1)	0.0	(g)
Akzo Nobel NV	204	3	3	0.0	(g)
Argenx SE	469	17	18	0.0	(g)
EXOR NV	423	3	4	0.0	(g)
Ferrovial SE	269	— (h)	— (h)	0.0	(g)
Heineken Holding NV	221	2	2	0.0	(g)
IMCD NV	81	— (h)	— (h)	0.0	(g)
ING Groep NV	1,945	(20)	(18)	0.0	(g)
Randstad NV	23	(1)	(1)	0.0	(g)
Poland
InPost SA	69	3	3	0.0	(g)
Portugal
Jeronimo Martins SGPS SA	51	2	2	0.0	(g)
Spain
Acciona SA	21	— (h)	— (h)	0.0	(g)
Aena SME SA	450	29	29	0.0	(g)
Amadeus IT Group SA	1,040	7	8	0.0	(g)
EDP Renovaveis SA	6	(1)	(1)	0.0	(g)
Indra Sistemas SA	4	(1)	(1)	0.0	(g)
Switzerland
STMicroelectronics NV	294	(12)	(13)	0.0	(g)
Total Long Positions of Total Return Swaps		(17)	2	0.0	(g)

Short Positions
Common Stocks
Austria
BAWAG Group AG	(87)	— (h)	— (h)	0.0	(g)
Belgium
Ageas SA	(29)	— (h)	— (h)	0.0	(g)
Finland
Neste OYJ	(24)	(1)	(1)	0.0	(g)
Nordea Bank Abp	(2)	— (h)	— (h)	0.0	(g)
Sampo OYJ	(436)	(4)	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
France
Accor SA	(742)	(23)		(24)		0.0	(g)
Bollore SE	(3)	—	(h)	—	(h)	0.0	(g)
Covivio SA	(6)	—	(h)	—	(h)	0.0	(g)
Eiffage SA	(436)	(17)		(17)		0.0	(g)
FDJ UNITED	(47)	—	(h)	—	(h)	0.0	(g)
Gecina SA	(4)	—	(h)	—	(h)	0.0	(g)
Ipsen SA	(25)	—	(h)	—	(h)	0.0	(g)
Klepierre SA	(7)	—	(h)	—	(h)	0.0	(g)
Publicis Groupe SA	(8)	—	(h)	—	(h)	0.0	(g)
SCOR SE	(4)	—	(h)	—	(h)	0.0	(g)
Societe Generale SA	(43)	—	(h)	—	(h)	0.0	(g)
SPIE SA	(7)	—	(h)	—	(h)	0.0	(g)
Teleperformance SE	(102)	1		1		0.0	(g)
Thales SA	(10)	1		1		0.0	(g)
TotalEnergies SE	(788)	(15)		(16)		0.0	(g)
Veolia Environnement SA	(975)	(9)		(10)		0.0	(g)
Germany
Deutsche Lufthansa AG	(376)	(16)		(16)		0.0	(g)
Fresenius Medical Care AG	(167)	12		12		0.0	(g)
GEA Group AG	(44)	1		1		0.0	(g)
Heidelberg Materials AG	(10)	—	(h)	—	(h)	0.0	(g)
Henkel AG & Co. KGaA	(27)	—	(h)	—	(h)	0.0	(g)
HOCHTIEF AG	(27)	1		1		0.0	(g)
Knorr-Bremse AG	(218)	(17)		(17)		0.0	(g)
LEG Immobilien SE	(13)	—	(h)	—	(h)	0.0	(g)
MTU Aero Engines AG	(412)	41		41		0.0	(g)
Nemetschek SE	(18)	—	(h)	—	(h)	0.0	(g)
Nordex SE	(13)	1		1		0.0	(g)
Ireland
Kerry Group plc	(62)	(1)		(1)		0.0	(g)
Italy
Azimut Holding SpA	(113)	9		9		0.0	(g)
Banca Mediolanum SpA	(156)	(4)		(4)		0.0	(g)
BPER Banca SPA	(525)	(5)		(6)		0.0	(g)
Fincantieri SpA	(4)	1		1		0.0	(g)
Italgas SpA	(37)	1		1		0.0	(g)
Leonardo SpA	(1,047)	44		43		0.0	(g)
Nexi SpA	(123)	7		7		0.0	(g)
UniCredit SpA	(1,113)	(60)		(61)		0.0	(g)
Luxembourg
Eurofins Scientific SE	(18)	—	(h)	—	(h)	0.0	(g)
Netherlands
ASR Nederland NV	(106)	1		—	(h)	0.0	(g)
BE Semiconductor Industries NV	(35)	2		1		0.0	(g)
Euronext NV	(196)	(18)		(19)		0.0	(g)
Koninklijke KPN NV	(597)	(30)		(31)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
NN Group NV	(192)	7	6	0.0	(g)
QIAGEN NV	(50)	(1)	(1)	0.0	(g)
Portugal
Banco Comercial Portugues SA	(17)	(2)	(2)	0.0	(g)
EDP SA	(3)	— (h)	— (h)	0.0	(g)
Spain
ACS Actividades de Construccion y Servicios SA	(20)	— (h)	— (h)	0.0	(g)
Enagas SA	(265)	5	5	0.0	(g)
Telefonica SA	(50)	(2)	(2)	0.0	(g)
Unicaja Banco SA	(18)	— (h)	— (h)	0.0	(g)
Switzerland
DSM-Firmenich AG	(9)	— (h)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(90)	(101)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(107)	(99)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from (0.28)% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	08/19/2026	68	70	1	71

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Chile
Antofagasta plc	25	(7)		(7)		0.0	(g)
Hong Kong
Prudential plc	5	—	(h)	—	(h)	0.0	(g)
Ireland
DCC plc	4	—	(h)	—	(h)	0.0	(g)
United Kingdom
3i Group plc	34	(2)		(2)		0.0	(g)
Associated British Foods plc	18	—	(h)	—	(h)	0.0	(g)
Barratt Redrow plc	70	(8)		(8)		0.0	(g)
BT Group plc	300	42		43		0.0	(g)
Bunzl plc	144	9		9		0.0	(g)
Centrica plc	26	—	(h)	—	(h)	0.0	(g)
Diageo plc	4	—	(h)	—	(h)	0.0	(g)
Land Securities Group plc	23	(1)		(1)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Lloyds Banking Group plc	24	2	2		0.0	(g)
LondonMetric Property plc	2	— (h)	—	(h)	0.0	(g)
Marks & Spencer Group plc	119	(11)	(11)		0.0	(g)
Melrose Industries plc	141	(6)	(5)		0.0	(g)
National Grid plc	17	(1)	(1)		0.0	(g)
Rentokil Initial plc	272	(7)	(6)		0.0	(g)
Spirax Group plc	14	— (h)	—	(h)	0.0	(g)
SSE plc	240	(11)	(11)		0.0	(g)
Unilever plc	1,227	69	72		0.0	(g)
Vistry Group plc	3	— (h)	—	(h)	0.0	(g)
Vodafone Group plc	41	(3)	(3)		0.0	(g)
Whitbread plc	273	(9)	(9)		0.0	(g)
Wise plc	104	13	13		0.0	(g)
WPP plc	53	— (h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		69	75		0.0	(g)

Short Positions
Common Stocks
Ireland
Experian plc	(607)	(21)	(23)		0.0	(g)
Switzerland
Coca-Cola HBC AG	(9)	— (h)	—	(h)	0.0	(g)
United Kingdom
Admiral Group plc	(39)	1	1		0.0	(g)
Babcock International Group plc	(27)	5	5		0.0	(g)
Barclays plc	(20)	— (h)	—	(h)	0.0	(g)
Bellway plc	(5)	— (h)	—	(h)	0.0	(g)
Burberry Group plc	(121)	16	17		0.0	(g)
Entain plc	(33)	— (h)	—	(h)	0.0	(g)
Games Workshop Group plc	(38)	(1)	(1)		0.0	(g)
Halma plc	(6)	— (h)	—	(h)	0.0	(g)
IG Group Holdings plc	(13)	— (h)	—	(h)	0.0	(g)
IMI plc	(24)	— (h)	—	(h)	0.0	(g)
Imperial Brands plc	(381)	(1)	(2)		0.0	(g)
InterContinental Hotels Group plc	(136)	5	4		0.0	(g)
Intertek Group plc	(98)	3	3		0.0	(g)
JD Sports Fashion plc	— (h)	— (h)	—	(h)	0.0	(g)
Legal & General Group plc	(93)	(5)	(5)		0.0	(g)
London Stock Exchange Group plc	(29)	(1)	(1)		0.0	(g)
NatWest Group plc	(73)	(1)	(1)		0.0	(g)
Pearson plc	(55)	2	2		0.0	(g)
Sage Group plc (The)	(369)	17	17		0.0	(g)
Schroders plc	(106)	(1)	(1)		0.0	(g)
Smith & Nephew plc	(375)	(19)	(19)		0.0	(g)
Smiths Group plc	(143)	1	—	(h)	0.0	(g)
St James’s Place plc	(119)	— (h)	—	(h)	0.0	(g)
UNITE Group plc (The)	(31)	— (h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
United States
Carnival plc	(17)	(1)	(1)	0.0	(g)
Total Short Positions of Total Return Swaps		(1)	(5)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		68	70	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from (0.30)% to 0.30%) which is denominated in HKD based on the local currencies of the positions within the swap	08/19/2026	(16)	(17)	—	(17)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
MTR Corp. Ltd.	39	– (h)	– (h)	0.0	(g)
Sino Land Co. Ltd.	416	1	1	0.0	(g)
Wharf Holdings Ltd. (The)	295	2	2	0.0	(g)
Total Long Positions of Total Return Swaps		3	3	0.0	(g)

Short Positions
Common Stocks
Hong Kong
AIA Group Ltd.	(7,662)	(6)	(7)	0.0	(g)
CK Asset Holdings Ltd.	(37)	— (h)	— (h)	0.0	(g)
Guotai Junan International Holdings Ltd.	(749)	(20)	(20)	0.0	(g)
Singapore
ASMPT Ltd.	(222)	5	5	0.0	(g)
Mobvista, Inc.	(47)	2	2	0.0	(g)
Total Short Positions of Total Return Swaps		(19)	(20)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(16)	(17)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from (0.55)% to 0.55%) which is denominated in ILS based on the local currencies of the positions within the swap	08/19/2026	21	21	—	21

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Israel
Mizrahi Tefahot Bank Ltd.	582	(5)	(4)	0.0	(g)
Total Long Positions of Total Return Swaps		(5)	(4)	0.0	(g)

Short Positions
Common Stocks
Israel
Bank Hapoalim BM	(904)	16	15	0.0	(g)
Bank Leumi Le-Israel BM	(559)	10	10	0.0	(g)
Total Short Positions of Total Return Swaps		26	25	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		21	21	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from (1.12)% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	08/19/2026	74	69	258	327

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Advantest Corp.	70,645	(18)		(18)		0.0	(g)
Aeon Co. Ltd.	1,633	—	(h)	—	(h)	0.0	(g)
Asics Corp.	782	—	(h)	—	(h)	0.0	(g)
Capcom Co. Ltd.	4,451	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Central Japan Railway Co.	33,030	—	(h)	—	(h)	0.0	(g)
Chiba Bank Ltd. (The)	3,311	(1)		(1)		0.0	(g)
Chubu Electric Power Co., Inc.	2,552	1		1		0.0	(g)
Cosmos Pharmaceutical Corp.	877	—	(h)	—	(h)	0.0	(g)
Daifuku Co. Ltd.	10,967	(3)		(3)		0.0	(g)
Daito Trust Construction Co. Ltd.	6,514	—	(h)	—	(h)	0.0	(g)
Fuji Media Holdings, Inc.	19,195	—	(h)	—	(h)	0.0	(g)
FUJIFILM Holdings Corp.	159,223	2		2		0.0	(g)
Furukawa Electric Co. Ltd.	6,348	—	(h)	—	(h)	0.0	(g)
Hoshizaki Corp.	9,678	2		2		0.0	(g)
IHI Corp.	1,544	(3)		(3)		0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	2,343	1		1		0.0	(g)
ITOCHU Corp.	74,637	9		9		0.0	(g)
J Front Retailing Co. Ltd.	4,900	—	(h)	—	(h)	0.0	(g)
Japan Post Insurance Co. Ltd.	2,916	—	(h)	—	(h)	0.0	(g)
Japan Steel Works Ltd. (The)	6,747	(3)		(3)		0.0	(g)
Kadokawa Corp.	12,303	(2)		(2)		0.0	(g)
Kawasaki Heavy Industries Ltd.	938	—	(h)	—	(h)	0.0	(g)
Keisei Electric Railway Co. Ltd.	2,392	—	(h)	—	(h)	0.0	(g)
Kikkoman Corp.	2,193	—	(h)	—	(h)	0.0	(g)
Kirin Holdings Co. Ltd.	93,245	(5)		(5)		0.0	(g)
Kobe Bussan Co. Ltd.	2,027	—	(h)	—	(h)	0.0	(g)
Kokusai Electric Corp.	23,108	(28)		(28)		0.0	(g)
Komatsu Ltd.	82,890	6		6		0.0	(g)
Konami Group Corp.	82,155	21		21		0.0	(g)
Kyowa Kirin Co. Ltd.	34,306	10		10		0.0	(g)
Lasertec Corp.	12,497	(12)		(12)		0.0	(g)
M3, Inc.	3,030	—	(h)	—	(h)	0.0	(g)
Makita Corp.	7,953	2		2		0.0	(g)
Maruwa Co. Ltd./Aichi	31,114	27		27		0.0	(g)
MatsukiyoCocokara & Co.	4,644	1		1		0.0	(g)
Mebuki Financial Group, Inc.	26,860	(4)		(4)		0.0	(g)
MEIJI Holdings Co. Ltd.	15,445	3		3		0.0	(g)
Mercari, Inc.	906	—	(h)	—	(h)	0.0	(g)
Mitsubishi Motors Corp.	7,309	2		2		0.0	(g)
Mitsui E&S Co. Ltd.	7,761	(2)		(2)		0.0	(g)
Mitsui OSK Lines Ltd.	68,272	33		33		0.0	(g)
Nikon Corp.	7,005	1		1		0.0	(g)
Nippon Building Fund, Inc.	34,234	6		6		0.0	(g)
Nippon Paint Holdings Co. Ltd.	53,114	(2)		(2)		0.0	(g)
Nippon Sanso Holdings Corp.	11,991	7		7		0.0	(g)
Nippon Steel Corp.	22,336	9		9		0.0	(g)
Nissin Foods Holdings Co. Ltd.	8,193	1		1		0.0	(g)
Nitori Holdings Co. Ltd.	35,538	(1)		(1)		0.0	(g)
Nitto Denko Corp.	3,766	(1)		(1)		0.0	(g)
Oji Holdings Corp.	919	—	(h)	—	(h)	0.0	(g)
Organo Corp.	8,126	1		1		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Oriental Land Co. Ltd./Japan	10,657	—	(h)	—	(h)	0.0	(g)
Osaka Gas Co. Ltd.	1,282	—	(h)	—	(h)	0.0	(g)
Otsuka Holdings Co. Ltd.	847	—	(h)	—	(h)	0.0	(g)
PAL GROUP Holdings Co. Ltd.	5,048	2		2		0.0	(g)
Rakuten Bank Ltd.	52,261	(21)		(21)		0.0	(g)
Resonac Holdings Corp.	20,162	(3)		(3)		0.0	(g)
SCREEN Holdings Co. Ltd.	1,377	—	(h)	—	(h)	0.0	(g)
SCSK Corp.	9,970	5		5		0.0	(g)
Sega Sammy Holdings, Inc.	19,694	—	(h)	—	(h)	0.0	(g)
Seibu Holdings, Inc.	4,431	1		1		0.0	(g)
Sekisui Chemical Co. Ltd.	9,155	2		2		0.0	(g)
Shimamura Co. Ltd.	1,101	1		1		0.0	(g)
Shionogi & Co. Ltd.	4,459	—	(h)	—	(h)	0.0	(g)
Socionext, Inc.	50,771	23		23		0.0	(g)
Sojitz Corp.	62,618	10		10		0.0	(g)
Subaru Corp.	40,796	8		8		0.0	(g)
SUMCO Corp.	3,464	(2)		(2)		0.0	(g)
Sumitomo Forestry Co. Ltd.	2,461	—	(h)	—	(h)	0.0	(g)
Sumitomo Pharma Co. Ltd.	5,231	(2)		(2)		0.0	(g)
Suntory Beverage & Food Ltd.	33,692	3		3		0.0	(g)
Taisei Corp.	3,060	—	(h)	—	(h)	0.0	(g)
Takashimaya Co. Ltd.	1,186	—	(h)	—	(h)	0.0	(g)
TDK Corp.	17,174	(7)		(7)		0.0	(g)
Toho Co. Ltd./Tokyo	949	—	(h)	—	(h)	0.0	(g)
Tokyo Gas Co. Ltd.	2,174	—	(h)	—	(h)	0.0	(g)
Tokyo Metro Co. Ltd.	43,131	8		8		0.0	(g)
Tokyu Corp.	4,516	1		1		0.0	(g)
TOPPAN Holdings, Inc.	3,881	1		1		0.0	(g)
Toyo Suisan Kaisha Ltd.	63,919	3		3		0.0	(g)
Toyota Tsusho Corp.	5,323	—	(h)	—	(h)	0.0	(g)
West Japan Railway Co.	1,007	—	(h)	—	(h)	0.0	(g)
Yakult Honsha Co. Ltd.	28,532	5		5		0.0	(g)
Yamaha Motor Co. Ltd.	6,846	—	(h)	—	(h)	0.0	(g)
Yamato Holdings Co. Ltd.	8,206	1		1		0.0	(g)
Yokohama Rubber Co. Ltd. (The)	1,152	—	(h)	—	(h)	0.0	(g)
Zensho Holdings Co. Ltd.	60,031	—	(h)	1		0.0	(g)
Total Long Positions of Total Return Swaps		99		100		0.0	(g)

Short Positions
Common Stocks
Japan
Aisin Corp.	(8,236)	—	(h)	—	(h)	0.0	(g)
Amada Co. Ltd.	(11,688)	—	(h)	—	(h)	0.0	(g)
Asahi Group Holdings Ltd.	(2,295)	—	(h)	—	(h)	0.0	(g)
Bridgestone Corp.	(133,891)	(21)		(21)		0.0	(g)
Credit Saison Co. Ltd.	(14,202)	—	(h)	—	(h)	0.0	(g)
Dai Nippon Printing Co. Ltd.	(15,795)	(5)		(5)		0.0	(g)
Dai-ichi Life Holdings, Inc.	(18,190)	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Daiichi Sankyo Co. Ltd.	(1,367)	— (h)	— (h)	0.0	(g)
Dentsu Group, Inc.	(1,291)	— (h)	— (h)	0.0	(g)
DMG Mori Co. Ltd.	(17,787)	— (h)	— (h)	0.0	(g)
Eisai Co. Ltd.	(46,120)	(13)	(13)	0.0	(g)
Food & Life Cos. Ltd.	(1,612)	— (h)	— (h)	0.0	(g)
Fujitsu Ltd.	(1,473)	(1)	(1)	0.0	(g)
Fukuoka Financial Group, Inc.	(7,473)	— (h)	— (h)	0.0	(g)
Hamamatsu Photonics KK	(8,193)	— (h)	— (h)	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	(45,702)	(8)	(8)	0.0	(g)
Hitachi Ltd.	(12,150)	— (h)	— (h)	0.0	(g)
Isuzu Motors Ltd.	(3,081)	(1)	(1)	0.0	(g)
Japan Post Bank Co. Ltd.	(56,377)	(12)	(12)	0.0	(g)
Japan Post Holdings Co. Ltd.	(117,082)	(34)	(34)	0.0	(g)
Japan Tobacco, Inc.	(212,423)	33	32	0.0	(g)
Kubota Corp.	(7,644)	— (h)	— (h)	0.0	(g)
Kyocera Corp.	(2,236)	— (h)	— (h)	0.0	(g)
LY Corp.	(1,292)	— (h)	— (h)	0.0	(g)
McDonald’s Holdings Co. Japan Ltd.	(2,540)	— (h)	— (h)	0.0	(g)
Mitsubishi Estate Co. Ltd.	(30,540)	3	3	0.0	(g)
Mitsui & Co. Ltd.	(166,870)	(6)	(7)	0.0	(g)
Mitsui Chemicals, Inc.	(3,377)	— (h)	— (h)	0.0	(g)
Mitsui Kinzoku Co. Ltd.	(1,081)	— (h)	— (h)	0.0	(g)
Murata Manufacturing Co. Ltd.	(167,525)	78	77	0.0	(g)
NEC Corp.	(20,071)	2	2	0.0	(g)
NH Foods Ltd.	(6,456)	— (h)	— (h)	0.0	(g)
Nippon Yusen KK	(73,313)	(45)	(45)	0.0	(g)
Nomura Holdings, Inc.	(1,410)	— (h)	— (h)	0.0	(g)
Nomura Real Estate Holdings, Inc.	(23,693)	(2)	(2)	0.0	(g)
Obayashi Corp.	(12,112)	— (h)	— (h)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	(83,707)	(12)	(13)	0.0	(g)
Oracle Corp. Japan	(12,851)	(5)	(5)	0.0	(g)
ORIX Corp.	(92,851)	(16)	(17)	0.0	(g)
Pan Pacific International Holdings Corp.	(20,056)	(2)	(2)	0.0	(g)
Recruit Holdings Co. Ltd.	(3,108)	1	1	0.0	(g)
Resona Holdings, Inc.	(74,807)	7	6	0.0	(g)
Seiko Epson Corp.	(41,938)	(12)	(12)	0.0	(g)
Shimizu Corp.	(45,453)	(5)	(5)	0.0	(g)
Shizuoka Financial Group, Inc.	(15,346)	3	3	0.0	(g)
Sumitomo Chemical Co. Ltd.	(15,278)	(4)	(4)	0.0	(g)
Sumitomo Corp.	(74,607)	(9)	(9)	0.0	(g)
Sumitomo Electric Industries Ltd.	(74,725)	(6)	(6)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	(44,140)	24	24	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	(345,695)	62	62	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	(25,339)	— (h)	— (h)	0.0	(g)
Terumo Corp.	(4,218)	— (h)	— (h)	0.0	(g)
THK Co. Ltd.	(45,541)	2	2	0.0	(g)
Tohoku Electric Power Co., Inc.	(9,102)	(3)	(3)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Tokio Marine Holdings, Inc.	(1,254)	— (h)	— (h)	0.0	(g)
Tosoh Corp.	(10,217)	(4)	(4)	0.0	(g)
TOTO Ltd.	(49,984)	(12)	(12)	0.0	(g)
Unicharm Corp.	(12,111)	(2)	(2)	0.0	(g)
Yaskawa Electric Corp.	(919)	— (h)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(25)	(31)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		74	69	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day NOWA on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	08/19/2026	(1)	(1)	—	(1)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Norway
Norsk Hydro ASA	220	(1)	(1)	0.0	(g)
Telenor ASA	178	— (h)	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		(1)	(1)	0.0	(g)

Short Positions
Common Stocks
Norway
Aker BP ASA	(311)	1	1	0.0	(g)
Kongsberg Gruppen ASA	(46)	— (h)	— (h)	0.0	(g)
Var Energi ASA	(358)	(1)	(1)	0.0	(g)
Total Short Positions of Total Return Swaps		— (h)	— (h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)		NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from (0.40)% to (0.40)%) which is denominated in NZD based on the local currencies of the positions within the swap	08/19/2026	—	(h)	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
New Zealand
Infratil Ltd.	139	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month STIBOR on long positions and short positions respectively, plus or minus spread (rates range from (0.70)% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	08/19/2026	(40)	(38)	—	(h)	(38)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Sweden
Alfa Laval AB	247	—	(h)	—	(h)	0.0	(g)
Atlas Copco AB	59	—	(h)	—	(h)	0.0	(g)
EQT AB	649	1		1		0.0	(g)
Fastighets AB Balder	721	1		1		0.0	(g)
H & M Hennes & Mauritz AB	5,258	(99)		(98)		0.0	(g)
Hexagon AB	47	—	(h)	—	(h)	0.0	(g)
Holmen AB	1,096	1		1		0.0	(g)
Investment AB Latour	708	4		4		0.0	(g)
L E Lundbergforetagen AB	581	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Sagax AB	402	1	1	0.0	(g)
Skandinaviska Enskilda Banken AB	1,658	(2)	(1)	0.0	(g)
Svenska Cellulosa AB SCA	3,084	(2)	(2)	0.0	(g)
Swedbank AB	370	(1)	(1)	0.0	(g)
Trelleborg AB	1,941	15	15	0.0	(g)
Total Long Positions of Total Return Swaps		(81)	(79)	0.0	(g)

Short Positions
Common Stocks
Sweden
Getinge AB	(140)	(1)	(1)	0.0	(g)
Indutrade AB	(71)	— (h)	— (h)	0.0	(g)
Saab AB	(3,282)	26	26	0.0	(g)
Sinch AB	(86)	— (h)	— (h)	0.0	(g)
Skanska AB	(1,965)	3	3	0.0	(g)
SSAB AB	(56)	— (h)	— (h)	0.0	(g)
Svenska Handelsbanken AB	(5,080)	10	10	0.0	(g)
Tele2 AB	(1,248)	2	2	0.0	(g)
Telefonaktiebolaget LM Ericsson	(214)	1	1	0.0	(g)
Telia Co. AB	(4,862)	— (h)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		41	41	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(40)	(38)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from (0.30)% to 0.30%) which is denominated in SGD based on the local currencies of the positions within the swap	08/19/2026	(1)	(1)	—	(1)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	5	— (h)	— (h)	0.0	(g)
Singapore
Mapletree Logistics Trust	14	— (h)	— (h)	0.0	(g)
Sembcorp Industries Ltd.	135	1	1	0.0	(g)
Total Long Positions of Total Return Swaps		1	1	0.0	(g)

Short Positions
Common Stocks
Singapore
Singapore Telecommunications Ltd.	(39)	(2)	(2)	0.0	(g)
Total Short Positions of Total Return Swaps		(2)	(2)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1)	(1)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from (0.98)% to 0.20%) which is denominated in USD based on the local currencies of the positions within the swap	08/18/2026	296	292	70	362

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Bermuda
Everest Group Ltd.	30	— (h)	— (h)	0.0	(g)
RenaissanceRe Holdings Ltd.	33	(2)	(2)	0.0	(g)
Ireland
Jazz Pharmaceuticals plc	266	(14)	(14)	0.0	(g)
Israel
Monday.com Ltd.	203	— (h)	— (h)	0.0	(g)
Nova Ltd.	17	(1)	(1)	0.0	(g)
Thailand
Fabrinet	213	(3)	(3)	0.0	(g)
United Kingdom
Birkenstock Holding plc	191	4	4	0.0	(g)
CNH Industrial NV	267	1	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Coca-Cola Europacific Partners plc	38	— (h)	— (h)	0.0	(g)
Genius Sports Ltd.	14	— (h)	— (h)	0.0	(g)
Willis Towers Watson plc	18	— (h)	— (h)	0.0	(g)
United States
AAON, Inc.	164	(18)	(18)	0.0	(g)
AeroVironment, Inc.	163	(39)	(38)	0.0	(g)
AGCO Corp.	171	4	4	0.0	(g)
AGNC Investment Corp.	1,337	58	61	0.0	(g)
Air Products and Chemicals, Inc.	2,610	152	156	0.0	(g)
Albertsons Cos., Inc.	555	28	29	0.0	(g)
Alnylam Pharmaceuticals, Inc.	11	— (h)	— (h)	0.0	(g)
Ameren Corp.	338	(13)	(13)	0.0	(g)
American Electric Power Co., Inc.	908	(29)	(27)	0.0	(g)
American Financial Group, Inc./OH	6	— (h)	— (h)	0.0	(g)
Applied Digital Corp.	104	(4)	(4)	0.0	(g)
Applied Materials, Inc.	250	(1)	(1)	0.0	(g)
AptarGroup, Inc.	329	3	3	0.0	(g)
Archer Aviation, Inc.	62	(3)	(3)	0.0	(g)
Atmos Energy Corp.	22	(1)	(1)	0.0	(g)
Automatic Data Processing, Inc.	1,938	(18)	(14)	0.0	(g)
Avidity Biosciences, Inc.	14	(1)	(1)	0.0	(g)
Avis Budget Group, Inc.	289	(16)	(15)	0.0	(g)
Axsome Therapeutics, Inc.	144	(6)	(6)	0.0	(g)
Baxter International, Inc.	235	11	11	0.0	(g)
Bentley Systems, Inc.	442	10	11	0.0	(g)
BILL Holdings, Inc.	5	— (h)	— (h)	0.0	(g)
Brown & Brown, Inc.	5	— (h)	— (h)	0.0	(g)
Builders FirstSource, Inc.	415	56	57	0.0	(g)
Burlington Stores, Inc.	621	36	37	0.0	(g)
BXP, Inc.	16	1	1	0.0	(g)
Cadence Bank	19	— (h)	— (h)	0.0	(g)
Casella Waste Systems, Inc.	287	(15)	(14)	0.0	(g)
Cava Group, Inc.	378	13	14	0.0	(g)
CCC Intelligent Solutions Holdings, Inc.	20	1	1	0.0	(g)
Cincinnati Financial Corp.	27	(1)	(1)	0.0	(g)
Clorox Co. (The)	13	— (h)	— (h)	0.0	(g)
CNX Resources Corp.	85	(6)	(6)	0.0	(g)
Coca-Cola Consolidated, Inc.	40	(1)	(1)	0.0	(g)
Coeur Mining, Inc.	4	(1)	(1)	0.0	(g)
Coherent Corp.	6	— (h)	— (h)	0.0	(g)
Columbia Banking System, Inc.	316	1	2	0.0	(g)
Commvault Systems, Inc.	104	— (h)	1	0.0	(g)
Comstock Resources, Inc.	6	(1)	(1)	0.0	(g)
ConocoPhillips	37	— (h)	— (h)	0.0	(g)
Core & Main, Inc.	242	(20)	(20)	0.0	(g)
Coterra Energy, Inc.	25	1	1	0.0	(g)
Dayforce, Inc.	526	— (h)	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Diamondback Energy, Inc.	5	— (h)	—	(h)	0.0	(g)
Dillard’s, Inc.	164	(8)	(7)		0.0	(g)
Docusign, Inc.	488	57	58		0.0	(g)
Dominion Energy, Inc.	1,464	(15)	(12)		0.0	(g)
DT Midstream, Inc.	25	(1)	(1)		0.0	(g)
Eagle Materials, Inc.	310	2	3		0.0	(g)
East West Bancorp, Inc.	127	2	2		0.0	(g)
EastGroup Properties, Inc.	375	(6)	(5)		0.0	(g)
Entegris, Inc.	47	1	1		0.0	(g)
EQT Corp.	9	— (h)	—	(h)	0.0	(g)
Essential Utilities, Inc.	5	— (h)	—	(h)	0.0	(g)
F5, Inc.	34	— (h)	—	(h)	0.0	(g)
Federal Realty Investment Trust	515	(1)	—	(h)	0.0	(g)
First Solar, Inc.	21	— (h)	—	(h)	0.0	(g)
FirstCash Holdings, Inc.	8	(1)	(1)		0.0	(g)
Flagstar Bank NA	88	6	6		0.0	(g)
Fortive Corp.	1,075	(10)	(8)		0.0	(g)
Gen Digital, Inc.	22	— (h)	—	(h)	0.0	(g)
Generac Holdings, Inc.	7	— (h)	—	(h)	0.0	(g)
General Mills, Inc.	855	(25)	(23)		0.0	(g)
Genuine Parts Co.	28	— (h)	—	(h)	0.0	(g)
Glaukos Corp.	49	(1)	—	(h)	0.0	(g)
GLOBALFOUNDRIES, Inc.	122	(14)	(14)		0.0	(g)
Graco, Inc.	397	(1)	—	(h)	0.0	(g)
Graphic Packaging Holding Co.	537	18	19		0.0	(g)
GXO Logistics, Inc.	175	(8)	(7)		0.0	(g)
Hamilton Lane, Inc.	53	4	4		0.0	(g)
Hecla Mining Co.	9	(1)	(1)		0.0	(g)
Henry Schein, Inc.	135	5	5		0.0	(g)
Hyatt Hotels Corp.	103	— (h)	—	(h)	0.0	(g)
IDEXX Laboratories, Inc.	1,211	10	12		0.0	(g)
Illumina, Inc.	182	11	11		0.0	(g)
InterDigital, Inc.	227	(11)	(11)		0.0	(g)
International Paper Co.	31	— (h)	—	(h)	0.0	(g)
Itron, Inc.	292	(11)	(10)		0.0	(g)
JBT Marel Corp.	9	— (h)	—	(h)	0.0	(g)
Kilroy Realty Corp.	11	1	1		0.0	(g)
Kinsale Capital Group, Inc.	238	(1)	—	(h)	0.0	(g)
Klaviyo, Inc.	11	1	1		0.0	(g)
Kraft Heinz Co. (The)	24	— (h)	—	(h)	0.0	(g)
Kratos Defense & Security Solutions, Inc.	11	(2)	(2)		0.0	(g)
Krystal Biotech, Inc.	6	— (h)	—	(h)	0.0	(g)
Lamar Advertising Co.	474	20	21		0.0	(g)
Lincoln Electric Holdings, Inc.	234	1	1		0.0	(g)
Lineage, Inc.	92	8	9		0.0	(g)
Littelfuse, Inc.	105	2	2		0.0	(g)
Live Nation Entertainment, Inc.	844	44	46		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Loar Holdings, Inc.	9	—	(h)	—	(h)	0.0	(g)
Loews Corp.	981	(35)		(34)		0.0	(g)
Lowe’s Cos., Inc.	464	29		30		0.0	(g)
LPL Financial Holdings, Inc.	443	5		6		0.0	(g)
Maplebear, Inc.	17	3		3		0.0	(g)
Markel Group, Inc.	27	—	(h)	—	(h)	0.0	(g)
Modine Manufacturing Co.	146	10		10		0.0	(g)
Molina Healthcare, Inc.	383	(33)		(33)		0.0	(g)
MongoDB, Inc.	8	—	(h)	—	(h)	0.0	(g)
MSCI, Inc.	1,074	17		19		0.0	(g)
Murphy USA, Inc.	363	7		8		0.0	(g)
NewMarket Corp.	6	—	(h)	—	(h)	0.0	(g)
NEXTracker, Inc.	5	—	(h)	—	(h)	0.0	(g)
Occidental Petroleum Corp.	9	—	(h)	—	(h)	0.0	(g)
OGE Energy Corp.	345	(15)		(15)		0.0	(g)
Omnicom Group, Inc.	950	(59)		(58)		0.0	(g)
Packaging Corp. of America	28	—	(h)	—	(h)	0.0	(g)
Paramount Skydance Corp.	27	—	(h)	—	(h)	0.0	(g)
PennyMac Financial Services, Inc.	28	—	(h)	—	(h)	0.0	(g)
Penske Automotive Group, Inc.	192	5		5		0.0	(g)
Penumbra, Inc.	6	—	(h)	—	(h)	0.0	(g)
Phillips 66	357	(13)		(13)		0.0	(g)
PPL Corp.	895	(30)		(29)		0.0	(g)
Qualys, Inc.	50	—	(h)	—	(h)	0.0	(g)
QXO, Inc.	11	1		1		0.0	(g)
Raymond James Financial, Inc.	1,037	(27)		(25)		0.0	(g)
Realty Income Corp.	33	—	(h)	—	(h)	0.0	(g)
Repligen Corp.	77	(14)		(13)		0.0	(g)
Rollins, Inc.	1,090	(45)		(44)		0.0	(g)
Ryman Hospitality Properties, Inc.	7	—	(h)	—	(h)	0.0	(g)
Samsara, Inc.	4	—	(h)	—	(h)	0.0	(g)
Shift4 Payments, Inc.	263	27		27		0.0	(g)
SoFi Technologies, Inc.	9	—	(h)	—	(h)	0.0	(g)
SPX Technologies, Inc.	305	—	(h)	1		0.0	(g)
StandardAero, Inc.	59	(1)		(1)		0.0	(g)
Starwood Property Trust, Inc.	71	2		3		0.0	(g)
Teleflex, Inc.	355	10		11		0.0	(g)
Teradyne, Inc.	663	(133)		(133)		0.0	(g)
Texas Pacific Land Corp.	31	(1)		—	(h)	0.0	(g)
Timken Co. (The)	262	8		8		0.0	(g)
TPG, Inc.	227	15		15		0.0	(g)
UDR, Inc.	6	—	(h)	—	(h)	0.0	(g)
U-Haul Holding Co.	5	—	(h)	—	(h)	0.0	(g)
UL Solutions, Inc.	152	(8)		(7)		0.0	(g)
UMB Financial Corp.	8	—	(h)	—	(h)	0.0	(g)
Unity Software, Inc.	235	33		34		0.0	(g)
Universal Health Services, Inc.	446	(35)		(35)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Viper Energy, Inc.	9	—	(h)	—	(h)	0.0	(g)
Vistra Corp.	285	24		24		0.0	(g)
W R Berkley Corp.	14	(1)		(1)		0.0	(g)
Warner Music Group Corp.	5	—	(h)	—	(h)	0.0	(g)
Watts Water Technologies, Inc.	425	4		4		0.0	(g)
Western Alliance Bancorp	37	1		1		0.0	(g)
Weyerhaeuser Co.	394	—	(h)	1		0.0	(g)
Zoom Communications, Inc.	5	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		(7)		60		0.0	(g)

Short Positions
Common Stocks
Bermuda
Essent Group Ltd.	(14)	—	(h)	—	(h)	0.0	(g)
Denmark
Ascendis Pharma A/S	(17)	—	(h)	—	(h)	0.0	(g)
Ireland
Accenture plc	(1,164)	43		41		0.0	(g)
Medtronic plc	(178)	3		3		0.0	(g)
Israel
Check Point Software Technologies Ltd.	(358)	16		16		0.0	(g)
Tower Semiconductor Ltd.	(6)	—	(h)	—	(h)	0.0	(g)
Wix.com Ltd.	(354)	14		13		0.0	(g)
Puerto Rico
Popular, Inc.	(226)	6		5		0.0	(g)
Switzerland
Sportradar Group AG	(13)	—	(h)	—	(h)	0.0	(g)
United Kingdom
Pentair plc	(454)	—	(h)	—	(h)	0.0	(g)
United States
AECOM	(428)	9		8		0.0	(g)
Agree Realty Corp.	(549)	(15)		(16)		0.0	(g)
Alphabet, Inc.	(29)	(1)		(1)		0.0	(g)
Amazon.com, Inc.	(1,846)	(95)		(98)		0.0	(g)
AMETEK, Inc.	(1,195)	(10)		(12)		0.0	(g)
Applied Industrial Technologies, Inc.	(13)	—	(h)	—	(h)	0.0	(g)
AutoZone, Inc.	(550)	7		6		0.0	(g)
Badger Meter, Inc.	(228)	(2)		(2)		0.0	(g)
Berkshire Hathaway, Inc.	(844)	19		18		0.0	(g)
Bio-Techne Corp.	(302)	24		23		0.0	(g)
BorgWarner, Inc.	(21)	—	(h)	—	(h)	0.0	(g)
Boyd Gaming Corp.	(7)	—	(h)	—	(h)	0.0	(g)
Bright Horizons Family Solutions, Inc.	(277)	(2)		(2)		0.0	(g)
Brinker International, Inc.	(14)	(2)		(2)		0.0	(g)
Cardinal Health, Inc.	(952)	43		41		0.0	(g)
CarMax, Inc.	(73)	(18)		(18)		0.0	(g)
CDW Corp.	(302)	(7)		(8)		0.0	(g)
Celanese Corp.	(20)	(1)		(1)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Charles River Laboratories International, Inc.	(25)	1		1		0.0	(g)
Chemed Corp.	(53)	(1)		(1)		0.0	(g)
Chord Energy Corp.	(20)	(1)		(1)		0.0	(g)
Churchill Downs, Inc.	(128)	1		1		0.0	(g)
Comfort Systems USA, Inc.	(21)	1		1		0.0	(g)
Commerce Bancshares, Inc./MO	(8)	—	(h)	—	(h)	0.0	(g)
Conagra Brands, Inc.	(11)	—	(h)	—	(h)	0.0	(g)
Crane Co.	(8)	—	(h)	—	(h)	0.0	(g)
CubeSmart	(17)	—	(h)	—	(h)	0.0	(g)
Curtiss-Wright Corp.	(9)	1		1		0.0	(g)
Dollar General Corp.	(35)	(1)		(1)		0.0	(g)
Donaldson Co., Inc.	(6)	—	(h)	—	(h)	0.0	(g)
Dropbox, Inc.	(661)	(35)		(36)		0.0	(g)
DuPont de Nemours, Inc.	(845)	9		7		0.0	(g)
eBay, Inc.	(643)	4		3		0.0	(g)
Ecolab, Inc.	(695)	8		7		0.0	(g)
Edison International	(23)	—	(h)	—	(h)	0.0	(g)
Elastic NV	(9)	—	(h)	—	(h)	0.0	(g)
Element Solutions, Inc.	(9)	—	(h)	—	(h)	0.0	(g)
EMCOR Group, Inc.	(335)	11		10		0.0	(g)
ExlService Holdings, Inc.	(34)	1		1		0.0	(g)
FedEx Corp.	(1,305)	59		56		0.0	(g)
First Citizens BancShares, Inc./NC	(11)	—	(h)	—	(h)	0.0	(g)
Flex Ltd.	(26)	—	(h)	—	(h)	0.0	(g)
Flowserve Corp.	(5)	—	(h)	—	(h)	0.0	(g)
FMC Corp.	(144)	(16)		(16)		0.0	(g)
Fortinet, Inc.	(843)	32		31		0.0	(g)
Fortune Brands Innovations, Inc.	(21)	—	(h)	—	(h)	0.0	(g)
Freeport-McMoRan, Inc.	(39)	4		4		0.0	(g)
Gates Industrial Corp. plc	(129)	(4)		(4)		0.0	(g)
GE Vernova, Inc.	(459)	(10)		(11)		0.0	(g)
GoDaddy, Inc.	(7)	—	(h)	—	(h)	0.0	(g)
Group 1 Automotive, Inc.	(11)	—	(h)	—	(h)	0.0	(g)
Hartford Insurance Group, Inc. (The)	(478)	7		6		0.0	(g)
Hasbro, Inc.	(20)	—	(h)	—	(h)	0.0	(g)
Hologic, Inc.	(514)	30		29		0.0	(g)
Honeywell International, Inc.	(10)	—	(h)	—	(h)	0.0	(g)
Houlihan Lokey, Inc.	(7)	—	(h)	—	(h)	0.0	(g)
Howmet Aerospace, Inc.	(277)	10		9		0.0	(g)
Ionis Pharmaceuticals, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
Jabil, Inc.	(10)	—	(h)	—	(h)	0.0	(g)
JB Hunt Transport Services, Inc.	(2)	—	(h)	—	(h)	0.0	(g)
Johnson Controls International plc	(541)	11		10		0.0	(g)
Keysight Technologies, Inc.	(635)	12		11		0.0	(g)
Kirby Corp.	(35)	—	(h)	—	(h)	0.0	(g)
Knight-Swift Transportation Holdings, Inc.	(410)	(21)		(22)		0.0	(g)
Kroger Co. (The)	(741)	—		(1)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Lear Corp.	(35)	— (h)	— (h)	0.0	(g)
Liberty Media Corp-Liberty Formula One	(163)	9	9	0.0	(g)
Lithia Motors, Inc.	(32)	(1)	(1)	0.0	(g)
Louisiana-Pacific Corp.	(23)	— (h)	— (h)	0.0	(g)
MasTec, Inc.	(468)	47	46	0.0	(g)
Mastercard, Inc.	(1,025)	(25)	(27)	0.0	(g)
McKesson Corp.	(844)	84	82	0.0	(g)
Meritage Homes Corp.	(34)	(1)	(1)	0.0	(g)
MetLife, Inc.	(525)	13	12	0.0	(g)
Mettler-Toledo International, Inc.	(10)	— (h)	— (h)	0.0	(g)
MGIC Investment Corp.	(315)	4	4	0.0	(g)
MGM Resorts International	(49)	(1)	(1)	0.0	(g)
Moody’s Corp.	(990)	(63)	(66)	0.0	(g)
Newmont Corp.	(503)	32	31	0.0	(g)
NNN REIT, Inc.	(394)	(4)	(4)	0.0	(g)
Norfolk Southern Corp.	(328)	28	27	0.0	(g)
NuScale Power Corp.	(55)	(4)	(5)	0.0	(g)
NVR, Inc.	(8)	— (h)	— (h)	0.0	(g)
Old Dominion Freight Line, Inc.	(488)	(15)	(16)	0.0	(g)
Otis Worldwide Corp.	(888)	18	16	0.0	(g)
PG&E Corp.	(33)	— (h)	— (h)	0.0	(g)
PPG Industries, Inc.	(982)	(39)	(42)	0.0	(g)
Principal Financial Group, Inc.	(564)	— (h)	(1)	0.0	(g)
Qorvo, Inc.	(18)	— (h)	— (h)	0.0	(g)
Reddit, Inc.	(410)	(53)	(53)	0.0	(g)
Regency Centers Corp.	(3)	— (h)	— (h)	0.0	(g)
Regeneron Pharmaceuticals, Inc.	(533)	(10)	(11)	0.0	(g)
Revolution Medicines, Inc.	(16)	1	1	0.0	(g)
Revvity, Inc.	(7)	— (h)	— (h)	0.0	(g)
ROBLOX Corp.	(356)	3	3	0.0	(g)
Roku, Inc.	(8)	— (h)	— (h)	0.0	(g)
Rubrik, Inc.	(155)	14	14	0.0	(g)
Science Applications International Corp.	(87)	(4)	(4)	0.0	(g)
Simon Property Group, Inc.	(811)	17	16	0.0	(g)
SiTime Corp.	(162)	13	13	0.0	(g)
Skyworks Solutions, Inc.	(17)	— (h)	— (h)	0.0	(g)
SLB Ltd.	(10)	— (h)	— (h)	0.0	(g)
Sprouts Farmers Market, Inc.	(30)	(4)	(4)	0.0	(g)
Stifel Financial Corp.	(12)	— (h)	— (h)	0.0	(g)
Texas Roadhouse, Inc.	(591)	4	3	0.0	(g)
Textron, Inc.	(521)	14	14	0.0	(g)
TJX Cos., Inc. (The)	(1,026)	25	23	0.0	(g)
Toll Brothers, Inc.	(436)	(11)	(12)	0.0	(g)
Trade Desk, Inc. (The)	(10)	1	1	0.0	(g)
Tyler Technologies, Inc.	(158)	(5)	(5)	0.0	(g)
United Parcel Service, Inc.	(117)	(1)	(1)	0.0	(g)
United Therapeutics Corp.	(198)	8	8	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
US Bancorp	(18)	—	(h)	(1)	0.0	(g)
Vaxcyte, Inc.	(8)	1		1	0.0	(g)
Verisk Analytics, Inc.	(886)	(12)		(14)	0.0	(g)
Verizon Communications, Inc.	(907)	2		— (h)	0.0	(g)
Virtu Financial, Inc.	(103)	(2)		(2)	0.0	(g)
Vulcan Materials Co.	(408)	19		18	0.0	(g)
Waste Management, Inc.	(591)	13		12	0.0	(g)
West Pharmaceutical Services, Inc.	(221)	4		4	0.0	(g)
Woodward, Inc.	(65)	3		3	0.0	(g)
Workday, Inc.	(271)	22		21	0.0	(g)
WP Carey, Inc.	(430)	(7)		(8)	0.0	(g)
Xylem, Inc./NY	(532)	22		20	0.0	(g)
Zebra Technologies Corp.	(7)	—	(h)	— (h)	0.0	(g)
Zions Bancorp NA	(7)	—	(h)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		303		232	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		296		292	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.30% to 0.30%) which is denominated in USD based on the local currencies of the positions within the swap	08/19/2026	1	1	—	1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
Hongkong Land Holdings Ltd.	(4)	—	(h)	—	(h)	0.0	(g)
Jardine Matheson Holdings Ltd.	(30)	1		1		0.0	(g)
Total Short Positions of Total Return Swaps		1		1		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1		1		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from (0.40)% to 0.29%) which is denominated in AUD based on the local currencies of the positions within the swap	09/15/2027	(14)	(13)	—	(13)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
ANZ Group Holdings Ltd.	258	(1)	(1)	0.0	(g)
ASX Ltd.	57	1	1	0.0	(g)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
BlueScope Steel Ltd.	106	—	(h)	—	(h)	0.0	(g)
CAR Group Ltd.	23	—	(h)	—	(h)	0.0	(g)
Cochlear Ltd.	236	4		4		0.0	(g)
Fortescue Ltd.	563	13		14		0.0	(g)
Genesis Minerals Ltd.	88	(2)		(2)		0.0	(g)
NEXTDC Ltd.	23	—	(h)	—	(h)	0.0	(g)
Northern Star Resources Ltd.	34	(1)		(1)		0.0	(g)
Origin Energy Ltd.	272	2		2		0.0	(g)
Pilbara Minerals Ltd.	31	(4)		(4)		0.0	(g)
Ramsay Health Care Ltd.	133	4		4		0.0	(g)
Rio Tinto Ltd.	1,125	(32)		(31)		0.0	(g)
Scentre Group	235	(1)		(1)		0.0	(g)
SGH Ltd.	150	1		1		0.0	(g)
Sigma Healthcare Ltd.	52	1		1		0.0	(g)
Stockland	19	—	(h)	—	(h)	0.0	(g)
Telix Pharmaceuticals Ltd.	176	4		4		0.0	(g)
Vicinity Ltd.	30	—	(h)	—	(h)	0.0	(g)
Westpac Banking Corp.	10	—	(h)	—	(h)	0.0	(g)
WiseTech Global Ltd.	284	8		8		0.0	(g)
New Zealand
a2 Milk Co. Ltd. (The)	20	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		(3)		(1)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Ampol Ltd.	(23)	—	(h)	—	(h)	0.0	(g)
Aurizon Holdings Ltd.	(13)	—	(h)	—	(h)	0.0	(g)
Evolution Mining Ltd.	(9)	—	(h)	—	(h)	0.0	(g)
HUB24 Ltd.	(21)	(1)		(1)		0.0	(g)
Insurance Australia Group Ltd.	(21)	—	(h)	—	(h)	0.0	(g)
JB Hi-Fi Ltd.	(49)	—	(h)	—	(h)	0.0	(g)
Lottery Corp. Ltd. (The)	(307)	—	(h)	—	(h)	0.0	(g)
Macquarie Group Ltd.	(13)	—	(h)	—	(h)	0.0	(g)
Orica Ltd.	(93)	—	(h)	—	(h)	0.0	(g)
Pro Medicus Ltd.	(614)	(15)		(16)		0.0	(g)
Qantas Airways Ltd.	(11)	—	(h)	—	(h)	0.0	(g)
QBE Insurance Group Ltd.	(732)	6		6		0.0	(g)
REA Group Ltd.	(40)	—	(h)	—	(h)	0.0	(g)
Sandfire Resources Ltd.	(25)	2		2		0.0	(g)
Santos Ltd.	(76)	(1)		(1)		0.0	(g)
SEEK Ltd.	(8)	—	(h)	—	(h)	0.0	(g)
Sonic Healthcare Ltd.	(28)	—	(h)	—	(h)	0.0	(g)
Suncorp Group Ltd.	(333)	(2)		(2)		0.0	(g)
Technology One Ltd.	(41)	—	(h)	—	(h)	0.0	(g)
Transurban Group	(7)	—	(h)	—	(h)	0.0	(g)
Treasury Wine Estates Ltd.	(10)	—	(h)	—	(h)	0.0	(g)
Wesfarmers Ltd.	(19)	—	(h)	—	(h)	0.0	(g)
Worley Ltd.	(84)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(11)		(12)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(14)		(13)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from (4.50)% to 0.27%) which is denominated in AUD based on the local currencies of the positions within the swap	09/20/2027	—	44	—	44

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
BHP Group Ltd.	42	—	—	(h)	0.0	(g)
Boss Energy Ltd.	60	—	—	(h)	0.0	(g)
Domino’s Pizza Enterprises Ltd.	77	—	1		0.0	(g)
DroneShield Ltd.	179	—	1		0.0	(g)
Genesis Minerals Ltd.	87	—	—	(h)	0.0	(g)
IDP Education Ltd.	165	—	1		0.0	(g)
IGO Ltd.	12	—	—	(h)	0.0	(g)
Iluka Resources Ltd.	202	—	1		0.0	(g)
Lynas Rare Earths Ltd.	214	—	1		0.0	(g)
Mineral Resources Ltd.	299	—	1		0.0	(g)
Paladin Energy Ltd.	189	—	1		0.0	(g)
Pilbara Minerals Ltd.	175	—	2		0.0	(g)
Reece Ltd.	49	—	—	(h)	0.0	(g)
Rio Tinto Ltd.	95	—	—	(h)	0.0	(g)
Telix Pharmaceuticals Ltd.	230	—	1		0.0	(g)
Westgold Resources Ltd.	31	—	—	(h)	0.0	(g)
Whitehaven Coal Ltd.	11	—	—	(h)	0.0	(g)
Yancoal Australia Ltd.	13	—	—	(h)	0.0	(g)
Zip Co. Ltd.	17	—	1		0.0	(g)
Ireland
James Hardie Industries plc	809	—	17		0.0	(g)
Switzerland
Amcor plc	158	—	3		0.0	(g)
Total Long Positions of Total Return Swaps		—	31		0.0	(g)

Short Positions
Common Stocks
Australia
ASX Ltd.	(12)	—	—	(h)	0.0	(g)
Coles Group Ltd.	(110)	—	—	(h)	0.0	(g)
Commonwealth Bank of Australia	(719)	—	3		0.0	(g)
Computershare Ltd.	(126)	—	—	(h)	0.0	(g)
Goodman Group	(13)	—	—	(h)	0.0	(g)
Insurance Australia Group Ltd.	(83)	—	—	(h)	0.0	(g)
JB Hi-Fi Ltd.	(73)	—	—	(h)	0.0	(g)
Macquarie Group Ltd.	(469)	—	—	(h)	0.0	(g)
National Australia Bank Ltd.	(126)	—	1		0.0	(g)
Origin Energy Ltd.	(51)	—	—	(h)	0.0	(g)
Qantas Airways Ltd.	(25)	—	—	(h)	0.0	(g)
QBE Insurance Group Ltd.	(253)	—	3		0.0	(g)
Santos Ltd.	(121)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Suncorp Group Ltd.	(255)	—	—	(h)	0.0	(g)
Wesfarmers Ltd.	(44)	—	—	(h)	0.0	(g)
Westpac Banking Corp.	(508)	—	6		0.0	(g)
Woodside Energy Group Ltd.	(19)	—	—	(h)	0.0	(g)
Worley Ltd.	(24)	—	—	(h)	0.0	(g)
New Zealand
Xero Ltd.	(40)	—	—	(h)	0.0	(g)
United States
ResMed, Inc.	(42)	—	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		—	13		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	44		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DISC on long positions and short positions respectively, plus or minus spread (rates range from (0.54)% to 0.20%) which is denominated in CAD based on the local currencies of the positions within the swap	09/14/2027	(53)	(62)	73	11

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp.	243	1	1	0.0	(g)
AltaGas Ltd.	503	(4)	(4)	0.0	(g)
Bombardier, Inc.	829	1	1	0.0	(g)
Canadian Utilities Ltd.	27	(1)	(1)	0.0	(g)
Enbridge, Inc.	3,805	(90)	(89)	0.0	(g)
Equinox Gold Corp.	1,847	(38)	(38)	0.0	(g)
Gildan Activewear, Inc.	1,069	(26)	(25)	0.0	(g)
IAMGOLD Corp.	35	(1)	(1)	0.0	(g)
Ivanhoe Mines Ltd.	421	(43)	(43)	0.0	(g)
MDA Space Ltd.	6	— (h)	— (h)	0.0	(g)
Methanex Corp.	293	(3)	(3)	0.0	(g)
Open Text Corp.	59	— (h)	— (h)	0.0	(g)
Peyto Exploration & Development Corp.	14	— (h)	— (h)	0.0	(g)
Quebecor, Inc.	433	(9)	(9)	0.0	(g)
Secure Waste Infrastructure Corp.	102	(6)	(6)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Shopify, Inc.	1,626	57	57	0.0	(g)
South Bow Corp.	2	— (h)	— (h)	0.0	(g)
Tourmaline Oil Corp.	61	1	1	0.0	(g)
Whitecap Resources, Inc.	1,145	35	37	0.0	(g)
United States
Energy Fuels, Inc./Canada	35	2	2	0.0	(g)
Galaxy Digital, Inc.	16	— (h)	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		(124)	(120)	0.0	(g)

Short Positions
Common Stocks
Canada
Air Canada	(558)	(33)	(33)	0.0	(g)
Alamos Gold, Inc.	(454)	18	18	0.0	(g)
ARC Resources Ltd.	(441)	4	4	0.0	(g)
Aritzia, Inc.	(1,078)	(47)	(48)	0.0	(g)
Canadian Apartment Properties REIT	(358)	(2)	(2)	0.0	(g)
Canadian National Railway Co.	(2,814)	65	64	0.0	(g)
Capital Power Corp.	(761)	— (h)	— (h)	0.0	(g)
CCL Industries, Inc.	(7)	— (h)	— (h)	0.0	(g)
CGI, Inc.	(1,440)	(42)	(43)	0.0	(g)
Descartes Systems Group, Inc. (The)	(55)	(3)	(3)	0.0	(g)
Dollarama, Inc.	(1,332)	(16)	(16)	0.0	(g)
Eldorado Gold Corp.	(109)	2	2	0.0	(g)
Fairfax Financial Holdings Ltd.	(741)	(4)	(5)	0.0	(g)
George Weston Ltd.	(59)	— (h)	— (h)	0.0	(g)
Gibson Energy, Inc.	(316)	(6)	(7)	0.0	(g)
IGM Financial, Inc.	(23)	— (h)	— (h)	0.0	(g)
Kinaxis, Inc.	(8)	— (h)	— (h)	0.0	(g)
Kinross Gold Corp.	(719)	17	16	0.0	(g)
Loblaw Cos. Ltd.	(121)	— (h)	— (h)	0.0	(g)
Lundin Gold, Inc.	(46)	— (h)	— (h)	0.0	(g)
Magna International, Inc.	(2,554)	50	49	0.0	(g)
Metro, Inc./CN	(1,205)	11	10	0.0	(g)
OceanaGold Corp.	(292)	3	3	0.0	(g)
Parkland Corp.	(634)	9	9	0.0	(g)
Pembina Pipeline Corp.	(1,628)	30	29	0.0	(g)
RioCan Real Estate Investment Trust	(104)	— (h)	(1)	0.0	(g)
Stantec, Inc.	(349)	(8)	(8)	0.0	(g)
Sun Life Financial, Inc.	(680)	5	4	0.0	(g)
Suncor Energy, Inc.	(3,981)	25	23	0.0	(g)
TFI International, Inc.	(529)	(20)	(20)	0.0	(g)
Thomson Reuters Corp.	(1,390)	(42)	(41)	0.0	(g)
TMX Group Ltd.	(857)	(3)	(3)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
United Kingdom
Endeavour Mining plc	(1,166)	23	22	0.0	(g)
United States
Brookfield Infrastructure Corp.	(1,437)	35	35	0.0	(g)
Total Short Positions of Total Return Swaps		71	58	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(53)	(62)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DISC on long positions and short positions respectively, plus or minus spread (rates range from (2.29)% to 0.20%) which is denominated in CAD based on the local currencies of the positions within the swap	09/21/2027	—	53	8	61

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp.	19	—	—	(h)	0.0	(g)
Alimentation Couche-Tard, Inc.	96	—	—	(h)	0.0	(g)
Allied Properties Real Estate Investment Trust	18	—	—	(h)	0.0	(g)
Aritzia, Inc.	9	—	—	(h)	0.0	(g)
AtkinsRealis Group, Inc.	74	—	3		0.0	(g)
ATS Corp.	13	—	1		0.0	(g)
Aya Gold & Silver, Inc.	55	—	—	(h)	0.0	(g)
B2Gold Corp.	67	—	—	(h)	0.0	(g)
Baytex Energy Corp.	41	—	1		0.0	(g)
BCE, Inc.	278	—	—	(h)	0.0	(g)
Bombardier, Inc.	227	—	—	(h)	0.0	(g)
Boralex, Inc.	37	—	—	(h)	0.0	(g)
Brookfield Corp.	71	—	3		0.0	(g)
CAE, Inc.	7	—	—	(h)	0.0	(g)
Canadian Pacific Kansas City Ltd.	626	—	8		0.0	(g)
Capstone Copper Corp.	43	—	—	(h)	0.0	(g)
CCL Industries, Inc.	76	—	2		0.0	(g)
CGI, Inc.	121	—	4		0.0	(g)
Colliers International Group, Inc.	41	—	2		0.0	(g)
Descartes Systems Group, Inc. (The)	67	—	4		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Discovery Silver Corp.	8	—	—	(h)	0.0	(g)
Dollarama, Inc.	43	—	1		0.0	(g)
DPM Metals, Inc.	49	—	—	(h)	0.0	(g)
Element Fleet Management Corp.	85	—	4		0.0	(g)
First Quantum Minerals Ltd.	87	—	—	(h)	0.0	(g)
FirstService Corp.	13	—	1		0.0	(g)
Freehold Royalties Ltd.	34	—	—	(h)	0.0	(g)
G Mining Ventures Corp.	18	—	—	(h)	0.0	(g)
Gibson Energy, Inc.	46	—	1		0.0	(g)
Gildan Activewear, Inc.	52	—	—	(h)	0.0	(g)
Great-West Lifeco, Inc.	76	—	—	(h)	0.0	(g)
Ivanhoe Mines Ltd.	188	—	—	(h)	0.0	(g)
K92 Mining, Inc.	8	—	—	(h)	0.0	(g)
Keyera Corp.	13	—	—	(h)	0.0	(g)
Lundin Gold, Inc.	44	—	—	(h)	0.0	(g)
Lundin Mining Corp.	46	—	—	(h)	0.0	(g)
NexGen Energy Ltd.	33	—	—	(h)	0.0	(g)
NuVista Energy Ltd.	23	—	—	(h)	0.0	(g)
OceanaGold Corp.	34	—	—	(h)	0.0	(g)
Open Text Corp.	116	—	—	(h)	0.0	(g)
OR Royalties, Inc.	34	—	—	(h)	0.0	(g)
Orla Mining Ltd.	24	—	—	(h)	0.0	(g)
Peyto Exploration & Development Corp.	61	—	—	(h)	0.0	(g)
Quebecor, Inc.	116	—	—	(h)	0.0	(g)
Restaurant Brands International, Inc.	267	—	—	(h)	0.0	(g)
Rogers Communications, Inc.	329	—	7		0.0	(g)
Saputo, Inc.	44	—	—	(h)	0.0	(g)
Secure Waste Infrastructure Corp.	14	—	—	(h)	0.0	(g)
South Bow Corp.	153	—	—	(h)	0.0	(g)
Stantec, Inc.	12	—	—	(h)	0.0	(g)
TELUS Corp.	282	—	2		0.0	(g)
Thomson Reuters Corp.	10	—	—	(h)	0.0	(g)
Torex Gold Resources, Inc.	37	—	—	(h)	0.0	(g)
Toromont Industries Ltd.	62	—	—	(h)	0.0	(g)
Tourmaline Oil Corp.	162	—	3		0.0	(g)
Vermilion Energy, Inc.	24	—	—	(h)	0.0	(g)
West Fraser Timber Co. Ltd.	68	—	3		0.0	(g)
Whitecap Resources, Inc.	112	—	3		0.0	(g)
United States
Energy Fuels, Inc./Canada	10	—	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		—	53		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	53		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DISC on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.20%) which is denominated in CAD based on the local currencies of the positions within the swap	09/17/2027	—	39	3	42

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Atco Ltd./Canada	(19)	—	1		0.0	(g)
Athabasca Oil Corp.	(16)	—	—	(h)	0.0	(g)
Bank of Montreal	(284)	—	2		0.0	(g)
Bank of Nova Scotia (The)	(307)	—	2		0.0	(g)
Canadian Imperial Bank of Commerce	(268)	—	2		0.0	(g)
Canadian Utilities Ltd.	(28)	—	—	(h)	0.0	(g)
Empire Co. Ltd.	(10)	—	—	(h)	0.0	(g)
Fairfax Financial Holdings Ltd.	(58)	—	—	(h)	0.0	(g)
First Capital Real Estate Investment Trust	(6)	—	—	(h)	0.0	(g)
Fortis, Inc./Canada	(24)	—	—	(h)	0.0	(g)
George Weston Ltd.	(26)	—	—	(h)	0.0	(g)
Hydro One Ltd.	(9)	—	—	(h)	0.0	(g)
iA Financial Corp., Inc.	(12)	—	—	(h)	0.0	(g)
IGM Financial, Inc.	(7)	—	—	(h)	0.0	(g)
Imperial Oil Ltd.	(18)	—	—	(h)	0.0	(g)
Kinaxis, Inc.	(12)	—	—	(h)	0.0	(g)
Loblaw Cos. Ltd.	(107)	—	—	(h)	0.0	(g)
Magna International, Inc.	(9)	—	—	(h)	0.0	(g)
Manulife Financial Corp.	(903)	—	6		0.0	(g)
Metro, Inc./CN	(17)	—	—	(h)	0.0	(g)
Power Corp. of Canada	(130)	—	3		0.0	(g)
Royal Bank of Canada	(793)	—	5		0.0	(g)
Sun Life Financial, Inc.	(121)	—	—	(h)	0.0	(g)
Suncor Energy, Inc.	(928)	—	12		0.0	(g)
TMX Group Ltd.	(8)	—	—	(h)	0.0	(g)
Toronto-Dominion Bank (The)	(319)	—	6		0.0	(g)
United States
Brookfield Asset Management Ltd.	(17)	—	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		—	39		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	39		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from (2.53)% to 0.23%) which is denominated in CHF based on the local currencies of the positions within the swap	09/22/2027	—	345	12	357

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG	6	—	—	(h)	0.0	(g)
Switzerland
Adecco Group AG	94	—	—	(h)	0.0	(g)
Alcon AG	438	—	21		0.0	(g)
Allreal Holding AG	43	—	—	(h)	0.0	(g)
ALSO Holding AG	16	—	1		0.0	(g)
Amrize Ltd.	367	—	33		0.0	(g)
Aryzta AG	11	—	1		0.0	(g)
Bachem Holding AG	73	—	10		0.0	(g)
Banque Cantonale Vaudoise	56	—	—	(h)	0.0	(g)
Barry Callebaut AG	301	—	—	(h)	0.0	(g)
Belimo Holding AG	2	—	—	(h)	0.0	(g)
BKW AG	66	—	—	(h)	0.0	(g)
Bossard Holding AG	6	—	—	(h)	0.0	(g)
Bucher Industries AG	14	—	1		0.0	(g)
Cembra Money Bank AG	45	—	—	(h)	0.0	(g)
Clariant AG	79	—	3		0.0	(g)
DocMorris AG	14	—	2		0.0	(g)
EFG International AG	39	—	—	(h)	0.0	(g)
Emmi AG	32	—	1		0.0	(g)
Flughafen Zurich AG	98	—	—	(h)	0.0	(g)
Forbo Holding AG	14	—	1		0.0	(g)
Galderma Group AG	546	—	23		0.0	(g)
Galenica AG	67	—	—	(h)	0.0	(g)
Geberit AG	68	—	—	(h)	0.0	(g)
Georg Fischer AG	5	—	—	(h)	0.0	(g)
Givaudan SA	107	—	3		0.0	(g)
Helvetia Holding AG	49	—	1		0.0	(g)
Idorsia Ltd.	22	—	—	(h)	0.0	(g)
Implenia AG	31	—	—	(h)	0.0	(g)
Julius Baer Group Ltd.	444	—	5		0.0	(g)
Komax Holding AG	4	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Kuehne + Nagel International AG	348	—	21		0.0	(g)
Kuros Biosciences AG	23	—	—	(h)	0.0	(g)
Landis+Gyr Group AG	16	—	—	(h)	0.0	(g)
Lonza Group AG	714	—	27		0.0	(g)
Luzerner Kantonalbank AG	11	—	—	(h)	0.0	(g)
Medacta Group SA	6	—	—	(h)	0.0	(g)
Mobimo Holding AG	37	—	—	(h)	0.0	(g)
Montana Aerospace AG	22	—	1		0.0	(g)
Nestle SA	1,686	—	—	(h)	0.0	(g)
OC Oerlikon Corp. AG Pfaffikon	9	—	—	(h)	0.0	(g)
Partners Group Holding AG	106	—	2		0.0	(g)
PSP Swiss Property AG	131	—	—	(h)	0.0	(g)
R&S Group Holding AG	8	—	1		0.0	(g)
Roche Holding AG	406	—	11		0.0	(g)
Sandoz Group AG	173	—	2		0.0	(g)
SGS SA	115	—	—	(h)	0.0	(g)
Siegfried Holding AG	21	—	1		0.0	(g)
SIG Group AG	11	—	1		0.0	(g)
Sika AG	284	—	7		0.0	(g)
Softwareone Holding AG	16	—	1		0.0	(g)
St Galler Kantonalbank AG	17	—	—	(h)	0.0	(g)
Sunrise Communications AG	91	—	1		0.0	(g)
Swatch Group AG (The)	93	—	1		0.0	(g)
Swiss Prime Site AG	195	—	—	(h)	0.0	(g)
Swiss Re AG	653	—	—	(h)	0.0	(g)
Swisscom AG	617	—	2		0.0	(g)
Swissquote Group Holding SA	167	—	—	(h)	0.0	(g)
Tecan Group AG	34	—	3		0.0	(g)
UBS Group AG	828	—	36		0.0	(g)
Valiant Holding AG	19	—	—	(h)	0.0	(g)
VAT Group AG	119	—	12		0.0	(g)
Vontobel Holding AG	34	—	1		0.0	(g)
Ypsomed Holding AG	51	—	19		0.0	(g)
Total Long Positions of Total Return Swaps		—	256		0.0	(g)

Short Positions
Common Stocks
Ireland
COSMO Pharmaceuticals NV	(4)	—	—	(h)	0.0	(g)
Switzerland
ABB Ltd.	(395)	—	10		0.0	(g)
Accelleron Industries AG	(60)	—	—	(h)	0.0	(g)
Basilea Pharmaceutica Ag Allschwil	(24)	—	1		0.0	(g)
Burckhardt Compression Holding AG	(80)	—	1		0.0	(g)
Cie Financiere Richemont SA	(798)	—	14		0.0	(g)
Comet Holding AG	(5)	—	—	(h)	0.0	(g)
Daetwyler Holding AG	(2)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
DKSH Holding AG	(8)	—	—	(h)	0.0	(g)
EMS-Chemie Holding AG	(27)	—	—	(h)	0.0	(g)
Holcim AG	(456)	—	—	(h)	0.0	(g)
Inficon Holding AG	(6)	—	—	(h)	0.0	(g)
Interroll Holding AG	(15)	—	—	(h)	0.0	(g)
Kardex Holding AG	(13)	—	—	(h)	0.0	(g)
Logitech International SA	(636)	—	—	(h)	0.0	(g)
Mobilezone Holding AG	(4)	—	—	(h)	0.0	(g)
Novartis AG	(1,937)	—	55		0.0	(g)
Schindler Holding AG	(181)	—	—	(h)	0.0	(g)
SFS Group AG	(8)	—	—	(h)	0.0	(g)
Swiss Life Holding AG	(3)	—	—	(h)	0.0	(g)
Temenos AG	(11)	—	—	(h)	0.0	(g)
VZ Holding AG	(14)	—	—	(h)	0.0	(g)
Zurich Insurance Group AG	(886)	—	8		0.0	(g)
Total Short Positions of Total Return Swaps		—	89		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	345		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	09/15/2027	(8)	(8)	—	(8)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Switzerland
Adecco Group AG	8	(1)	(1)	0.0	(g)
Banque Cantonale Vaudoise	4	— (h)	— (h)	0.0	(g)
Geberit AG	38	(1)	(1)	0.0	(g)
Givaudan SA	209	3	3	0.0	(g)
Sandoz Group AG	416	11	11	0.0	(g)
Sonova Holding AG	173	15	15	0.0	(g)
Straumann Holding AG	37	2	2	0.0	(g)
Swiss Life Holding AG	1,036	(36)	(36)	0.0	(g)
Swiss Prime Site AG	187	(2)	(2)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Swiss Re AG	46	(3)		(3)		0.0	(g)
Swisscom AG	653	(9)		(9)		0.0	(g)
VAT Group AG	29	2		2		0.0	(g)
Total Long Positions of Total Return Swaps		(19)		(19)		0.0	(g)

Short Positions
Common Stocks
Switzerland
ABB Ltd.	(722)	11		11		0.0	(g)
Accelleron Industries AG	(17)	(1)		(1)		0.0	(g)
Alcon AG	(7)	—	(h)	—	(h)	0.0	(g)
Baloise Holding AG	(7)	—	(h)	—	(h)	0.0	(g)
Holcim AG	(14)	—	(h)	—	(h)	0.0	(g)
Julius Baer Group Ltd.	(108)	1		1		0.0	(g)
PSP Swiss Property AG	(11)	—	(h)	—	(h)	0.0	(g)
SGS SA	(4)	—	(h)	—	(h)	0.0	(g)
Swissquote Group Holding SA	(5)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		11		11		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(8)		(8)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DETNT on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	09/15/2027	98	99	—	99

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
oDenmark
Coloplast A/S	43	—	(h)	—	(h)	0.0	(g)
Danske Bank A/S	4,111	(7)		(7)		0.0	(g)
Demant A/S	370	4		4		0.0	(g)
Novo Nordisk A/S	7,276	115		116		0.0	(g)
Novonesis Novozymes B	2,603	(8)		(8)		0.0	(g)
ROCKWOOL A/S	48	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		104		105		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
AP Moller—Maersk A/S	(142)	(1)	(1)	0.0	(g)
Genmab A/S	(42)	— (h)	— (h)	0.0	(g)
GN Store Nord A/S	(150)	(2)	(2)	0.0	(g)
Pandora A/S	(863)	(3)	(3)	0.0	(g)
Tryg A/S	(265)	— (h)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(6)	(6)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		98	99	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one week CIBOR on long positions and short positions respectively, plus or minus spread (rates range from (0.38)% to 0.25%) which is denominated in DKK based on the local currencies of the positions within the swap	09/22/2027	—	174	—	174

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Denmark
ALK-Abello A/S	57	—	—	(h)	0.0	(g)
Alm Brand A/S	21	—	—	(h)	0.0	(g)
Ambu A/S	211	—	2		0.0	(g)
Carlsberg A/S	1,116	—	3		0.0	(g)
Coloplast A/S	2,040	—	31		0.0	(g)
DSV A/S	5,805	—	41		0.0	(g)
FLSmidth & Co. A/S	159	—	—	(h)	0.0	(g)
GN Store Nord A/S	108	—	1		0.0	(g)
ISS A/S	138	—	—	(h)	0.0	(g)
Matas A/S	73	—	1		0.0	(g)
Netcompany Group A/S	275	—	1		0.0	(g)
NKT A/S	123	—	1		0.0	(g)
Novo Nordisk A/S	1,136	—	10		0.0	(g)
Novonesis Novozymes B	3,243	—	5		0.0	(g)
Per Aarsleff Holding A/S	19	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
ROCKWOOL A/S	54	—	—	(h)	0.0	(g)
Royal Unibrew A/S	197	—	—	(h)	0.0	(g)
Zealand Pharma A/S	491	—	1		0.0	(g)
Total Long Positions of Total Return Swaps		—	97		0.0	(g)

Short Positions
Common Stocks
Denmark
AP Moller—Maersk A/S	(1,533)	—	—	(h)	0.0	(g)
Chemometec A/S	(82)	—	—	(h)	0.0	(g)
D/S Norden A/S	(68)	—	—	(h)	0.0	(g)
Danske Bank A/S	(1,022)	—	1		0.0	(g)
Genmab A/S	(6,246)	—	60		0.0	(g)
Gubra A/S	(35)	—	—	(h)	0.0	(g)
Jyske Bank A/S	(155)	—	—	(h)	0.0	(g)
Pandora A/S	(2,409)	—	—	(h)	0.0	(g)
Ringkjoebing Landbobank A/S	(108)	—	—	(h)	0.0	(g)
Schouw & Co. A/S	(11)	—	—	(h)	0.0	(g)
Sydbank A/S	(424)	—	1		0.0	(g)
Vestas Wind Systems A/S	(2,851)	—	15		0.0	(g)
Total Short Positions of Total Return Swaps		—	77		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	174		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day ESTER on long positions and short positions respectively, plus or minus spread (rates range from (0.40)% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	09/15/2027	(6)	(11)	—	(11)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Austria
OMV AG	72	— (h)	— (h)	0.0	(g)
Verbund AG	68	(1)	(1)	0.0	(g)
Belgium
KBC Group NV	209	(5)	(5)	0.0	(g)
Lotus Bakeries NV	71	(2)	(2)	0.0	(g)
Syensqo SA	44	(1)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Finland
Fortum OYJ	9	(1)		(1)		0.0	(g)
Kesko OYJ	139	1		1		0.0	(g)
Orion OYJ	12	—	(h)	—	(h)	0.0	(g)
Stora Enso OYJ	13	—	(h)	—	(h)	0.0	(g)
UPM-Kymmene OYJ	466	(2)		(2)		0.0	(g)
France
Aeroports de Paris SA	63	—	(h)	—	(h)	0.0	(g)
Arkema SA	17	1		1		0.0	(g)
BioMerieux	201	1		1		0.0	(g)
Cie de Saint-Gobain SA	18	—	(h)	—	(h)	0.0	(g)
Dassault Aviation SA	17	—	(h)	—	(h)	0.0	(g)
Edenred SE	152	(1)		(1)		0.0	(g)
EssilorLuxottica SA	92	—	(h)	—	(h)	0.0	(g)
Gaztransport Et Technigaz SA	118	(3)		(3)		0.0	(g)
Hermes International SCA	505	9		9		0.0	(g)
Kering SA	61	(5)		(5)		0.0	(g)
Legrand SA	1,144	10		10		0.0	(g)
L’Oreal SA	1,375	(29)		(29)		0.0	(g)
Orange SA	875	(8)		(8)		0.0	(g)
Renault SA	149	—	(h)	—	(h)	0.0	(g)
Rexel SA	78	(1)		(1)		0.0	(g)
Sartorius Stedim Biotech	41	4		4		0.0	(g)
Schneider Electric SE	2,567	(100)		(99)		0.0	(g)
Sodexo SA	16	1		1		0.0	(g)
Germany
BASF SE	1	—	(h)	—	(h)	0.0	(g)
Brenntag SE	70	(1)		—	(h)	0.0	(g)
CTS Eventim AG & Co. KGaA	75	(1)		(1)		0.0	(g)
Daimler Truck Holding AG	11	1		1		0.0	(g)
Dr Ing hc F Porsche AG	103	(1)		(1)		0.0	(g)
Hannover Rueck SE	116	(2)		(2)		0.0	(g)
HUGO BOSS AG	42	1		1		0.0	(g)
KION Group AG	4	—	(h)	—	(h)	0.0	(g)
Merck KGaA	38	—	(h)	—	(h)	0.0	(g)
Porsche Automobil Holding SE	5	—	(h)	—	(h)	0.0	(g)
Rheinmetall AG	580	(16)		(15)		0.0	(g)
RWE AG	16	—	(h)	—	(h)	0.0	(g)
Talanx AG	11	—	(h)	—	(h)	0.0	(g)
Zalando SE	11	—	(h)	—	(h)	0.0	(g)
Ireland
Kingspan Group plc	11	—	(h)	—	(h)	0.0	(g)
Italy
Brunello Cucinelli SpA	20	(1)		(1)		0.0	(g)
Buzzi SpA	150	5		5		0.0	(g)
Davide Campari-Milano NV	459	26		26		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Ferrari NV	69	(1)	(1)	0.0	(g)
Prysmian SpA	18	— (h)	— (h)	0.0	(g)
Terna—Rete Elettrica Nazionale	83	(3)	(3)	0.0	(g)
Luxembourg
ArcelorMittal SA	314	(6)	(6)	0.0	(g)
CVC Capital Partners plc	24	— (h)	— (h)	0.0	(g)
Netherlands
ASM International NV	159	(4)	(4)	0.0	(g)
EXOR NV	32	(1)	(1)	0.0	(g)
Ferrovial SE	727	2	2	0.0	(g)
IMCD NV	40	2	2	0.0	(g)
JDE Peet’s NV	492	(1)	(1)	0.0	(g)
Prosus NV	330	(19)	(19)	0.0	(g)
Randstad NV	340	(11)	(11)	0.0	(g)
Stellantis NV	5	— (h)	— (h)	0.0	(g)
Universal Music Group NV	20	(1)	(1)	0.0	(g)
Portugal
Jeronimo Martins SGPS SA	15	— (h)	— (h)	0.0	(g)
Spain
Cellnex Telecom SA	38	(1)	(1)	0.0	(g)
EDP Renovaveis SA	21	— (h)	— (h)	0.0	(g)
Industria de Diseno Textil SA	129	(5)	(5)	0.0	(g)
Total Long Positions of Total Return Swaps		(170)	(167)	0.0	(g)

Short Positions
Common Stocks
Austria
BAWAG Group AG	(64)	(1)	(1)	0.0	(g)
Belgium
Groupe Bruxelles Lambert NV	(26)	— (h)	— (h)	0.0	(g)
Finland
Elisa OYJ	(9)	— (h)	— (h)	0.0	(g)
Nordea Bank Abp	(346)	7	7	0.0	(g)
France
Accor SA	(6)	—(h)	—(h)	0.0	(g)
AXA SA	(887)	16	15	0.0	(g)
Bollore SE	(3)	—(h)	—(h)	0.0	(g)
Bureau Veritas SA	(373)	14	14	0.0	(g)
Capgemini SE	(361)	6	5	0.0	(g)
Covivio SA	(166)	2	2	0.0	(g)
Credit Agricole SA	(59)	—(h)	—(h)	0.0	(g)
Eiffage SA	(12)	—(h)	—(h)	0.0	(g)
Engie SA	(1,555)	11	10	0.0	(g)
Ipsen SA	(18)	—(h)	—(h)	0.0	(g)
Publicis Groupe SA	(14)	—(h)	—(h)	0.0	(g)
Societe Generale SA	(1,123)	(23)	(24)	0.0	(g)
Unibail-Rodamco-Westfield	(347)	8	7	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Germany
Aurubis AG	(8)	1	1	0.0(g)
Continental AG	(54)	—(h)	—(h)	0.0(g)
E.ON SE	(17)	1	—(h)	0.0(g)
Evonik Industries AG	(329)	(15)	(15)	0.0(g)
GEA Group AG	(47)	—(h)	—(h)	0.0(g)
HOCHTIEF AG	(32)	—(h)	—(h)	0.0(g)
Knorr-Bremse AG	(34)	—(h)	—(h)	0.0(g)
LEG Immobilien SE	(69)	2	2	0.0(g)
Nemetschek SE	(34)	1	1	0.0(g)
SAP SE	(1,813)	30	30	0.0(g)
Sartorius AG	(22)	1	1	0.0(g)
Siemens Energy AG	(244)	7	6	0.0(g)
Italy
BPER Banca SPA	(13)	—(h)	—(h)	0.0(g)
Intesa Sanpaolo SpA	(1,776)	76	75	0.0(g)
Italgas SpA	(10)	—(h)	—(h)	0.0(g)
Leonardo SpA	(22)	1	1	0.0(g)
Saipem SpA	(337)	28	28	0.0(g)
Snam SpA	(4)	—(h)	—(h)	0.0(g)
Luxembourg
Eurofins Scientific SE	(14)	—(h)	—(h)	0.0(g)
Netherlands
ASR Nederland NV	(59)	—(h)	—(h)	0.0(g)
BE Semiconductor Industries NV	(8)	—(h)	—(h)	0.0(g)
NN Group NV	(165)	3	3	0.0(g)
QIAGEN NV	(388)	(15)	(15)	0.0(g)
Portugal
Banco Comercial Portugues SA	(23)	—(h)	—(h)	0.0(g)
EDP SA	(3)	—(h)	—(h)	0.0(g)
Spain
ACS Actividades de Construccion y Servicios SA	(381)	(1)	(1)	0.0(g)
Enagas SA	(254)	3	3	0.0(g)
Iberdrola SA	(5)	—(h)	—(h)	0.0(g)
Telefonica SA	(105)	1	1	0.0(g)
Total Short Positions of Total Return Swaps		164	156	0.0(g)

Total of Long and Short Positions of Total Return Swaps		(6)	(11)	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day ESTER on long positions and short positions respectively, plus or minus spread (rates range from (2.25)% to 0.23%) which is denominated in EUR based on the local currencies of the positions within the swap	09/22/2027	—	1,346	15	1,361

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA	251	—	—	(h)	0.0	(g)
Azelis Group NV	60	—	5		0.0	(g)
Elia Group SA	72	—	—	(h)	0.0	(g)
Fagron	5	—	—	(h)	0.0	(g)
Financiere de Tubize SA	13	—	—	(h)	0.0	(g)
Groupe Bruxelles Lambert NV	9	—	—	(h)	0.0	(g)
KBC Ancora	9	—	—	(h)	0.0	(g)
KBC Group NV	177	—	—	(h)	0.0	(g)
Lotus Bakeries NV	48	—	—	(h)	0.0	(g)
Melexis NV	23	—	—	(h)	0.0	(g)
Montea NV	5	—	—	(h)	0.0	(g)
Sofina SA	11	—	—	(h)	0.0	(g)
Syensqo SA	127	—	—	(h)	0.0	(g)
Umicore SA	66	—	—	(h)	0.0	(g)
VGP NV	27	—	—	(h)	0.0	(g)
Warehouses De Pauw CVA	52	—	—	(h)	0.0	(g)
Xior Student Housing NV	23	—	—	(h)	0.0	(g)
Finland
Elisa OYJ	157	—	5		0.0	(g)
Harvia OYJ	1	—	—	(h)	0.0	(g)
Huhtamaki OYJ	58	—	—	(h)	0.0	(g)
Kesko OYJ	59	—	—	(h)	0.0	(g)
Kojamo OYJ	26	—	—	(h)	0.0	(g)
Metsa Board OYJ	9	—	—	(h)	0.0	(g)
Metso OYJ	155	—	10		0.0	(g)
Neste OYJ	80	—	4		0.0	(g)
Nokian Renkaat OYJ	37	—	2		0.0	(g)
Outokumpu OYJ	43	—	—	(h)	0.0	(g)
Puuilo OYJ	1	—	—	(h)	0.0	(g)
Stora Enso OYJ	120	—	1		0.0	(g)
TietoEVRY OYJ	28	—	—	(h)	0.0	(g)
Tokmanni Group Corp.	7	—	1		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
UPM-Kymmene OYJ	114	—	—(h)	0.0(g)
Vaisala OYJ	8	—	—(h)	0.0(g)
Valmet OYJ	33	—	3	0.0(g)
France
Accor SA	118	—	5	0.0(g)
Aeroports de Paris SA	84	—	—(h)	0.0(g)
Air France-KLM	159	—	9	0.0(g)
Air Liquide SA	546	—	—(h)	0.0(g)
Airbus SE	255	—	1	0.0(g)
Alstom SA	328	—	—(h)	0.0(g)
Altarea SCA	2	—	—(h)	0.0(g)
Arkema SA	56	—	4	0.0(g)
Ayvens SA	45	—	—(h)	0.0(g)
BioMerieux	12	—	—(h)	0.0(g)
Capgemini SE	397	—	3	0.0(g)
Christian Dior SE	6	—	—(h)	0.0(g)
Cie de Saint-Gobain SA	1,126	—	35	0.0(g)
Clariane SE	32	—	—(h)	0.0(g)
Eiffage SA	65	—	1	0.0(g)
Elior Group SA	8	—	—(h)	0.0(g)
Elis SA	88	—	—(h)	0.0(g)
EssilorLuxottica SA	142	—	—(h)	0.0(g)
Exosens SAS	47	—	—(h)	0.0(g)
FDJ UNITED	92	—	—(h)	0.0(g)
Fnac Darty SA	1	—	—(h)	0.0(g)
Forvia SE	55	—	2	0.0(g)
Kering SA	874	—	—(h)	0.0(g)
LISI SA	6	—	—(h)	0.0(g)
L’Oreal SA	32	—	—(h)	0.0(g)
Mercialys SA	3	—	—(h)	0.0(g)
Mersen SA	14	—	—(h)	0.0(g)
Opmobility	2	—	—(h)	0.0(g)
Pernod Ricard SA	387	—	32	0.0(g)
Remy Cointreau SA	61	—	1	0.0(g)
Renault SA	100	—	—(h)	0.0(g)
Rexel SA	137	—	2	0.0(g)
Sartorius Stedim Biotech	135	—	14	0.0(g)
SEB SA	10	—	—(h)	0.0(g)
SMCP SA	10	—	—(h)	0.0(g)
Societe Generale SA	280	—	10	0.0(g)
Sodexo SA	166	—	—(h)	0.0(g)
SOITEC	49	—	—(h)	0.0(g)
Sopra Steria Group	14	—	—(h)	0.0(g)
TotalEnergies SE	159	—	2	0.0(g)
Trigano SA	19	—	—(h)	0.0(g)
Unibail-Rodamco-Westfield	74	—	—(h)	0.0(g)
Wendel SE	5	—	—(h)	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Germany
adidas AG	143	—	1	0.0(g)
AIXTRON SE	129	—	—(h)	0.0(g)
Aurubis AG	71	—	—(h)	0.0(g)
Auto1 Group SE	60	—	—(h)	0.0(g)
BASF SE	404	—	6	0.0(g)
Bayer AG	270	—	—(h)	0.0(g)
Bayerische Motoren Werke AG	533	—	—(h)	0.0(g)
Bechtle AG	70	—	—(h)	0.0(g)
Brenntag SE	189	—	—(h)	0.0(g)
Carl Zeiss Meditec AG	96	—	7	0.0(g)
Daimler Truck Holding AG	315	—	32	0.0(g)
Deutsche Telekom AG	464	—	3	0.0(g)
Deutz AG	6	—	—(h)	0.0(g)
Douglas AG	2	—	—(h)	0.0(g)
Dr Ing hc F Porsche AG	192	—	13	0.0(g)
E.ON SE	551	—	—(h)	0.0(g)
Elmos Semiconductor SE	12	—	—(h)	0.0(g)
Energiekontor AG	5	—	—(h)	0.0(g)
Evonik Industries AG	43	—	2	0.0(g)
Evotec SE	31	—	1	0.0(g)
Fraport AG Frankfurt Airport Services Worldwide	83	—	2	0.0(g)
Fresenius Medical Care AG	29	—	—(h)	0.0(g)
Fresenius SE & Co. KGaA	199	—	—(h)	0.0(g)
Gerresheimer AG	152	—	36	0.0(g)
Hensoldt AG	132	—	—(h)	0.0(g)
HOCHTIEF AG	46	—	1	0.0(g)
Hypoport SE	3	—	—(h)	0.0(g)
Infineon Technologies AG	1,308	—	1	0.0(g)
Jenoptik AG	15	—	—(h)	0.0(g)
KION Group AG	63	—	1	0.0(g)
Kloeckner & Co. SE	10	—	—(h)	0.0(g)
LANXESS AG	21	—	2	0.0(g)
Nagarro SE	6	—	—(h)	0.0(g)
Norma Group SE	11	—	4	0.0(g)
Porsche Automobil Holding SE	64	—	4	0.0(g)
Puma SE	85	—	3	0.0(g)
RENK Group AG	361	—	—(h)	0.0(g)
Rheinmetall AG	1,438	—	1	0.0(g)
RWE AG	886	—	—(h)	0.0(g)
Salzgitter AG	35	—	—(h)	0.0(g)
Sartorius AG	228	—	17	0.0(g)
Schaeffler AG	14	—	1	0.0(g)
Siemens AG	240	—	—(h)	0.0(g)
Siltronic AG	46	—	—(h)	0.0(g)
Stabilus SE	19	—	—(h)	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Suedzucker AG	10	—	—(h)	0.0(g)
SUSS MicroTec SE	45	—	—(h)	0.0(g)
Symrise AG	484	—	19	0.0(g)
TAG Immobilien AG	100	—	—(h)	0.0(g)
TeamViewer SE	36	—	—(h)	0.0(g)
thyssenkrupp AG	117	—	—(h)	0.0(g)
Traton SE	73	—	9	0.0(g)
TUI AG	159	—	6	0.0(g)
United Internet AG	7	—	—(h)	0.0(g)
Volkswagen AG	400	—	28	0.0(g)
Vonovia SE	429	—	—(h)	0.0(g)
Vossloh AG	24	—	1	0.0(g)
Wacker Chemie AG	126	—	—(h)	0.0(g)
Zalando SE	39	—	1	0.0(g)
Italy
Davide Campari-Milano NV	72	—	5	0.0(g)
Prysmian SpA	431	—	—(h)	0.0(g)
Sanlorenzo SpA/Ameglia	9	—	—(h)	0.0(g)
Technoprobe SpA	16	—	1	0.0(g)
Luxembourg
APERAM SA	78	—	—(h)	0.0(g)
ArcelorMittal SA	540	—	—(h)	0.0(g)
CVC Capital Partners plc	25	—	1	0.0(g)
Eurofins Scientific SE	195	—	3	0.0(g)
Netherlands
Aalberts NV	51	—	2	0.0(g)
ABN AMRO Bank NV	318	—	—(h)	0.0(g)
Akzo Nobel NV	256	—	5	0.0(g)
AMG Critical Materials NV	3	—	—(h)	0.0(g)
ASM International NV	229	—	1	0.0(g)
ASR Nederland NV	36	—	—(h)	0.0(g)
Basic-Fit NV	39	—	—(h)	0.0(g)
Corbion NV	9	—	—(h)	0.0(g)
CTP NV	24	—	—(h)	0.0(g)
EXOR NV	196	—	—(h)	0.0(g)
Ferrovial SE	26	—	—(h)	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Flow Traders Ltd.	5	—	—(h)	0.0(g)
Heineken Holding NV	52	—	—(h)	0.0(g)
Heineken NV	439	—	—(h)	0.0(g)
IMCD NV	215	—	16	0.0(g)
Koninklijke KPN NV	68	—	1	0.0(g)
Koninklijke Philips NV	169	—	8	0.0(g)
OCI NV	15	—	5	0.0(g)
Redcare Pharmacy NV	14	—	1	0.0(g)
Stellantis NV	200	—	27	0.0(g)
TKH Group NV	42	—	—(h)	0.0(g)
Van Lanschot Kempen NV	36	—	—(h)	0.0(g)
Poland
InPost SA	113	—	14	0.0(g)
Portugal
EDP SA	282	—	—(h)	0.0(g)
Galp Energia SGPS SA	17	—	—(h)	0.0(g)
Jeronimo Martins SGPS SA	105	—	3	0.0(g)
Mota-Engil SGPS SA	93	—	8	0.0(g)
Spain
Acciona SA	81	—	—(h)	0.0(g)
Acerinox SA	91	—	—(h)	0.0(g)
Almirall SA	4	—	—(h)	0.0(g)
Banco Bilbao Vizcaya Argentaria SA	174	—	—(h)	0.0(g)
Banco Santander SA	242	—	—(h)	0.0(g)
Cellnex Telecom SA	588	—	—(h)	0.0(g)
CIE Automotive SA	8	—	—(h)	0.0(g)
Corp. ACCIONA Energias Renovables SA	14	—	—(h)	0.0(g)
EDP Renovaveis SA	161	—	—(h)	0.0(g)
eDreams ODIGEO SA	4	—	—(h)	0.0(g)
Fluidra SA	31	—	1	0.0(g)
Grenergy Renovables SA	57	—	5	0.0(g)
Industria de Diseno Textil SA	304	—	1	0.0(g)
Pharma Mar SA	12	—	—(h)	0.0(g)
Puig Brands SA	41	—	2	0.0(g)
Sacyr SA	34	—	—(h)	0.0(g)
Solaria Energia y Medio Ambiente SA	178	—	3	0.0(g)
Tecnicas Reunidas SA	18	—	—(h)	0.0(g)
Vidrala SA	18	—	—(h)	0.0(g)
Viscofan SA	14	—	—(h)	0.0(g)
Switzerland
DSM-Firmenich AG	20	—	—(h)	0.0(g)
STMicroelectronics NV	60	—	2	0.0(g)
United Kingdom
Allfunds Group plc	28	—	—(h)	0.0(g)
Shell plc	130	—	—(h)	0.0(g)
Total Long Positions of Total Return Swaps		—	469	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Belgium
Ackermans & van Haaren NV	(17)	—	—(h)	0.0(g)
Ageas SA	(33)	—	1	0.0(g)
Barco NV	(7)	—	—(h)	0.0(g)
Bekaert SA	(16)	—	—(h)	0.0(g)
Colruyt Group N.V	(3)	—	—(h)	0.0(g)
D’ieteren Group	(15)	—	—(h)	0.0(g)
Galapagos NV	(6)	—	—(h)	0.0(g)
UCB SA	(637)	—	98	0.0(g)
Finland
Fortum OYJ	(68)	—	5	0.0(g)
Hiab OYJ	(21)	—	—(h)	0.0(g)
Kemira OYJ	(2)	—	—(h)	0.0(g)
Kone OYJ	(158)	—	6	0.0(g)
Konecranes OYJ	(53)	—	—(h)	0.0(g)
Mandatum OYJ	(7)	—	—(h)	0.0(g)
Nokia OYJ	(350)	—	6	0.0(g)
Orion OYJ	(60)	—	—(h)	0.0(g)
QT Group OYJ	(10)	—	—(h)	0.0(g)
Sampo OYJ	(168)	—	4	0.0(g)
Wartsila OYJ Abp	(304)	—	3	0.0(g)
France
Alten SA	(14)	—	1	0.0(g)
Amundi SA	(128)	—	3	0.0(g)
ARGAN SA	(2)	—	—(h)	0.0(g)
AXA SA	(1,526)	—	29	0.0(g)
BNP Paribas SA	(131)	—	—(h)	0.0(g)
Bollore SE	(23)	—	1	0.0(g)
Bouygues SA	(397)	—	12	0.0(g)
Bureau Veritas SA	(393)	—	13	0.0(g)
Carmila SA	(8)	—	—(h)	0.0(g)
Carrefour SA	(79)	—	3	0.0(g)
Cie Generale des Etablissements Michelin SCA	(7)	—	—	0.0(g)
Coface SA	(29)	—	1	0.0(g)
Covivio SA	(34)	—	1	0.0(g)
Dassault Systemes SE	(407)	—	8	0.0(g)
Derichebourg SA	(6)	—	—(h)	0.0(g)
Edenred SE	(15)	—	—(h)	0.0(g)
Esso SA Francaise	(8)	—	—(h)	0.0(g)
Gaztransport Et Technigaz SA	(451)	—	6	0.0(g)
Hermes International SCA	(393)	—	—(h)	0.0(g)
Imerys SA	(5)	—	—(h)	0.0(g)
Ipsen SA	(19)	—	—(h)	0.0(g)
IPSOS SA	(31)	—	1	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
JCDecaux SE	(31)	—	—(h)	0.0(g)
Kaufman & Broad SA	(5)	—	—(h)	0.0(g)
Klepierre SA	(261)	—	2	0.0(g)
Legrand SA	(156)	—	—(h)	0.0(g)
Metropole Television SA	(11)	—	—(h)	0.0(g)
Nexans SA	(17)	—	—(h)	0.0(g)
Orange SA	(73)	—	1	0.0(g)
Planisware SA	(7)	—	—(h)	0.0(g)
Publicis Groupe SA	(106)	—	2	0.0(g)
Rubis SCA	(62)	—	1	0.0(g)
Safran SA	(959)	—	37	0.0(g)
Sanofi SA	(880)	—	—(h)	0.0(g)
Schneider Electric SE	(178)	—	4	0.0(g)
SCOR SE	(72)	—	3	0.0(g)
Societe BIC SA	(11)	—	—(h)	0.0(g)
Technip Energies NV	(235)	—	1	0.0(g)
Television Francaise 1 SA	(12)	—	—(h)	0.0(g)
Thales SA	(1,096)	—	96	0.0(g)
Ubisoft Entertainment SA	(60)	—	2	0.0(g)
Valeo SE	(29)	—	—(h)	0.0(g)
Vallourec SACA	(54)	—	2	0.0(g)
Veolia Environnement SA	(445)	—	3	0.0(g)
Vinci SA	(62)	—	—(h)	0.0(g)
Vivendi SE	(92)	—	1	0.0(g)
VusionGroup	(69)	—	—(h)	0.0(g)
Germany
Allianz SE	(596)	—	17	0.0(g)
AlzChem Group AG	(12)	—	1	0.0(g)
Atoss Software SE	(34)	—	3	0.0(g)
Beiersdorf AG	(17)	—	—	0.0(g)
Bilfinger SE	(122)	—	—(h)	0.0(g)
CANCOM SE	(4)	—	—(h)	0.0(g)
Commerzbank AG	(383)	—	—(h)	0.0(g)
Continental AG	(10)	—	—	0.0(g)
CTS Eventim AG & Co. KGaA	(113)	—	—(h)	0.0(g)
Delivery Hero SE	(31)	—	—(h)	0.0(g)
Deutsche Bank AG	(240)	—	—(h)	0.0(g)
Deutsche Boerse AG	(595)	—	5	0.0(g)
Deutsche Lufthansa AG	(284)	—	—(h)	0.0(g)
Deutsche Pfandbriefbank AG	(3)	—	—(h)	0.0(g)
Deutsche Wohnen SE	(2)	—	—(h)	0.0(g)
Draegerwerk AG & Co. KGaA	(3)	—	—(h)	0.0(g)
DWS Group GmbH & Co. KGaA	(61)	—	—(h)	0.0(g)
Eckert & Ziegler SE	(21)	—	—(h)	0.0(g)
Fielmann Group AG	(4)	—	—(h)	0.0(g)
flatexDEGIRO AG	(261)	—	8	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Freenet AG	(263)	—	—(h)	0.0(g)
FUCHS SE	(40)	—	—(h)	0.0(g)
GEA Group AG	(163)	—	5	0.0(g)
GFT Technologies SE	(3)	—	—(h)	0.0(g)
Hannover Rueck SE	(318)	—	15	0.0(g)
Heidelberg Materials AG	(442)	—	—(h)	0.0(g)
HelloFresh SE	(35)	—	—(h)	0.0(g)
Henkel AG & Co. KGaA	(149)	—	—(h)	0.0(g)
Hornbach Holding AG & Co. KGaA	(2)	—	—(h)	0.0(g)
HUGO BOSS AG	(33)	—	—(h)	0.0(g)
Jungheinrich AG	(38)	—	—(h)	0.0(g)
Knorr-Bremse AG	(68)	—	—(h)	0.0(g)
Krones AG	(2)	—	—(h)	0.0(g)
Mercedes-Benz Group AG	(1,165)	—	51	0.0(g)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	(278)	—	12	0.0(g)
Nemetschek SE	(39)	—	1	0.0(g)
Nordex SE	(47)	—	2	0.0(g)
Rational AG	(66)	—	—(h)	0.0(g)
SAP SE	(2,043)	—	—(h)	0.0(g)
Scout24 SE	(344)	—	11	0.0(g)
Siemens Energy AG	(161)	—	10	0.0(g)
Siemens Healthineers AG	(69)	—	—(h)	0.0(g)
Sixt SE	(37)	—	—(h)	0.0(g)
Stroeer SE & Co. KGaA	(11)	—	—(h)	0.0(g)
Wacker Neuson SE	(4)	—	—(h)	0.0(g)
Italy
BPER Banca SPA	(96)	—	1	0.0(g)
Generali	(229)	—	3	0.0(g)
Iren SpA	(5)	—	—(h)	0.0(g)
Maire SpA	(10)	—	—(h)	0.0(g)
MFE-MediaForEurope NV	(8)	—	—(h)	0.0(g)
OVS SpA	(4)	—	—(h)	0.0(g)
Poste Italiane SpA	(106)	—	—(h)	0.0(g)
Reply SpA	(19)	—	—(h)	0.0(g)
Saipem SpA	(201)	—	11	0.0(g)
Luxembourg
SES SA	(37)	—	3	0.0(g)
Netherlands
Adyen NV	(743)	—	—(h)	0.0(g)
Aegon Ltd.	(276)	—	8	0.0(g)
Arcadis NV	(19)	—	—(h)	0.0(g)
Argenx SE	(436)	—	—(h)	0.0(g)
ASML Holding NV	(320)	—	17	0.0(g)
BE Semiconductor Industries NV	(298)	—	13	0.0(g)
Euronext NV	(61)	—	—(h)	0.0(g)
ING Groep NV	(282)	—	7	0.0(g)
Koninklijke BAM Groep NV	(17)	—	—(h)	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Koninklijke Vopak NV	(64)	—	1	0.0(g)
NN Group NV	(188)	—	5	0.0(g)
Pharming Group NV	(6)	—	1	0.0(g)
Prosus NV	(2,213)	—	134	0.1
SBM Offshore NV	(181)	—	3	0.0(g)
Signify NV	(23)	—	—(h)	0.0(g)
Universal Music Group NV	(217)	—	9	0.0(g)
Wolters Kluwer NV	(244)	—	3	0.0(g)
Portugal
CTT-Correios de Portugal SA	(9)	—	—(h)	0.0(g)
NOS SGPS SA	(17)	—	—(h)	0.0(g)
REN—Redes Energeticas Nacionais SGPS SA	(7)	—	—(h)	0.0(g)
Sonae SGPS SA	(4)	—	—(h)	0.0(g)
Spain
ACS Actividades de Construccion y Servicios SA	(4)	—	—(h)	0.0(g)
Aena SME SA	(887)	—	—(h)	0.0(g)
Amadeus IT Group SA	(13)	—	—(h)	0.0(g)
Atresmedia Corp. de Medios de Comunicacion SA	(21)	—	1	0.0(g)
Bankinter SA	(515)	—	10	0.0(g)
CaixaBank SA	(918)	—	28	0.0(g)
Colonial SFL Socimi SA	(26)	—	—(h)	0.0(g)
Elecnor SA	(10)	—	—(h)	0.0(g)
Enagas SA	(240)	—	5	0.0(g)
Endesa SA	(796)	—	32	0.0(g)
Iberdrola SA	(372)	—	17	0.0(g)
Indra Sistemas SA	(446)	—	26	0.0(g)
Laboratorios Farmaceuticos Rovi SA	(14)	—	—(h)	0.0(g)
Logista Integral SA	(26)	—	1	0.0(g)
Mapfre SA	(160)	—	12	0.0(g)
Melia Hotels International SA	(21)	—	—(h)	0.0(g)
Merlin Properties Socimi SA	(113)	—	—(h)	0.0(g)
Naturgy Energy Group SA	(34)	—	1	0.0(g)
Neinor Homes SA	(15)	—	—(h)	0.0(g)
Redeia Corp. SA	(102)	—	1	0.0(g)
Repsol SA	(486)	—	26	0.0(g)
Telefonica SA	(195)	—	—(h)	0.0(g)
Unicaja Banco SA	(157)	—	—(h)	0.0(g)
Total Short Positions of Total Return Swaps		—	877	0.1

Total of Long and Short Positions of Total Return Swaps		—	1,346	0.1

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from (1.88)% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	09/15/2027	(20)	484	19	503

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
BHP Group Ltd.	143	—	—(h)	0.0(g)
Chile
Antofagasta plc	4	—(h)	—(h)	0.0(g)
France
Canal+ SA	3	—	—(h)	0.0(g)
Georgia
TBC Bank Group plc	14	—	—(h)	0.0(g)
Germany
Sirius Real Estate Ltd.	—(h)	—	—(h)	0.0(g)
Ireland
C&C Group plc	2	—	1	0.0(g)
CRH plc	17	—	—(h)	0.0(g)
DCC plc	5	—(h)	—(h)	0.0(g)
Experian plc	180	—	5	0.0(g)
Smurfit WestRock plc	88	—	6	0.0(g)
Jersey
JTC plc	14	—	—(h)	0.0(g)
Mexico
Fresnillo plc	189	2	2	0.0(g)
Peru
Hochschild Mining plc	37	—	—(h)	0.0(g)
Spain
ATALAYA MINING COPPER SA	15	—	—(h)	0.0(g)
Switzerland
Glencore plc	635	—	1	0.0(g)
International Workplace Group plc	16	—	—(h)	0.0(g)
United Kingdom
3i Group plc	71	(2)	(2)	0.0(g)
Airtel Africa plc	4	—	—(h)	0.0(g)
Ashtead Group plc	223	13	14	0.0(g)
Associated British Foods plc	16	(1)	(1)	0.0(g)
AstraZeneca plc	152	—	2	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Auto Trader Group plc	115	(4)	(3)	0.0(g)
B&M European Value Retail SA	19	—	—(h)	0.0(g)
Barratt Redrow plc	134	—(h)	—(h)	0.0(g)
Bellway plc	45	—	—(h)	0.0(g)
Big Yellow Group plc	14	—	—(h)	0.0(g)
Bodycote plc	2	—	—(h)	0.0(g)
Breedon Group plc	26	—	—(h)	0.0(g)
Bridgepoint Group plc	10	—	1	0.0(g)
BT Group plc	19	2	2	0.0(g)
Bunzl plc	8	—(h)	—(h)	0.0(g)
Capita plc	10	—	—(h)	0.0(g)
Centrica plc	3	—(h)	—(h)	0.0(g)
Chemring Group plc	31	—	—(h)	0.0(g)
Chesnara plc	7	—	—(h)	0.0(g)
Coca-Cola Europacific Partners plc	117	—	—(h)	0.0(g)
Compass Group plc	322	—	—(h)	0.0(g)
Cranswick plc	5	—	—(h)	0.0(g)
Crest Nicholson Holdings plc	2	—	—(h)	0.0(g)
Croda International plc	77	—	2	0.0(g)
Currys plc	2	—	—(h)	0.0(g)
Diageo plc	324	—(h)	11	0.0(g)
Diploma plc	25	—	1	0.0(g)
DiscoverIE Group plc	1	—	—(h)	0.0(g)
easyJet plc	35	(2)	(2)	0.0(g)
Elementis plc	2	—	—(h)	0.0(g)
Energean plc	20	—	—(h)	0.0(g)
Entain plc	47	—	—(h)	0.0(g)
Frasers Group plc	1	—	—(h)	0.0(g)
Future plc	7	—	1	0.0(g)
Genuit Group plc	2	—	—(h)	0.0(g)
Great Portland Estates plc	3	—	—(h)	0.0(g)
Greggs plc	48	—	—(h)	0.0(g)
GSK plc	762	(46)	(45)	0.0(g)
Haleon plc	18	—(h)	—(h)	0.0(g)
Hammerson plc	19	—	1	0.0(g)
Harbour Energy plc	24	—	1	0.0(g)
Helios Towers plc	3	—	—(h)	0.0(g)
Hikma Pharmaceuticals plc	16	—	—(h)	0.0(g)
Hilton Food Group plc	4	—	—(h)	0.0(g)
Hollywood Bowl Group plc	10	—	—(h)	0.0(g)
HSBC Holdings plc	2,249	(44)	(41)	0.0(g)
Ibstock plc	2	—	—(h)	0.0(g)
ICG plc	20	—	1	0.0(g)
Informa plc	74	—	—(h)	0.0(g)
ITV plc	5	—	—(h)	0.0(g)
J D Wetherspoon plc	7	—	—(h)	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Johnson Matthey plc	8	—	—(h)	0.0(g)
Johnson Service Group plc	2	—	—(h)	0.0(g)
Land Securities Group plc	33	—(h)	—(h)	0.0(g)
Lloyds Banking Group plc	115	6	14	0.0(g)
London Stock Exchange Group plc	277	—	—(h)	0.0(g)
LondonMetric Property plc	43	(3)	(2)	0.0(g)
Marks & Spencer Group plc	35	(2)	(2)	0.0(g)
Marshalls plc	7	—	—(h)	0.0(g)
Melrose Industries plc	3	—(h)	—(h)	0.0(g)
Metro Bank Holdings plc	2	—	—(h)	0.0(g)
Mitie Group plc	2	—	—(h)	0.0(g)
Molten Ventures plc	9	—	—(h)	0.0(g)
Mondi plc	130	(1)	—(h)	0.0(g)
National Grid plc	319	(1)	(1)	0.0(g)
NCC Group plc	3	—	—(h)	0.0(g)
Ocado Group plc	32	—	—(h)	0.0(g)
Oxford Nanopore Technologies plc	10	—	2	0.0(g)
PayPoint plc	8	—	—(h)	0.0(g)
Pennon Group plc	24	—	—(h)	0.0(g)
Persimmon plc	87	—	—(h)	0.0(g)
Picton Property, Income Ltd.	1	—	—(h)	0.0(g)
Premier Foods plc	1	—	—(h)	0.0(g)
Rentokil Initial plc	183	(6)	(6)	0.0(g)
Rio Tinto plc	1,045	(59)	(58)	0.0(g)
Senior plc	2	—	—(h)	0.0(g)
Severn Trent plc	198	(4)	(4)	0.0(g)
Spirax Group plc	17	1	1	0.0(g)
Spire Healthcare Group plc	6	—	—(h)	0.0(g)
SSE plc	500	—(h)	1	0.0(g)
SSP Group Plc	3	—	—(h)	0.0(g)
Tate & Lyle plc	40	—	8	0.0(g)
Taylor Wimpey plc	1	4	4	0.0(g)
Tesco plc	388	(21)	(21)	0.0(g)
United Utilities Group plc	28	—	—(h)	0.0(g)
Vistry Group plc	46	—	—(h)	0.0(g)
Vodafone Group plc	82	4	9	0.0(g)
Weir Group plc (The)	13	—	—(h)	0.0(g)
WH Smith plc	24	—	—(h)	0.0(g)
Whitbread plc	5	—(h)	—(h)	0.0(g)
WPP plc	68	(1)	(1)	0.0(g)
Zigup plc	4	—	—(h)	0.0(g)
United States
Diversified Energy Co. plc	8	—	—(h)	0.0(g)
Flutter Entertainment plc	65	—	7	0.0(g)
Total Long Positions of Total Return Swaps		(165)	(91)	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Hiscox Ltd.	(10)	—	1	0.0(g)
Gibraltar
Evoke plc	(3)	—	—(h)	0.0(g)
Hong Kong
Prudential plc	(74)	—	2	0.0(g)
Hungary
Wizz Air Holdings plc	(11)	—	—(h)	0.0(g)
Ireland
Experian plc	(48)	(1)	(1)	0.0(g)
Israel
Plus500 Ltd.	(73)	—	4	0.0(g)
Lithuania
Baltic Classifieds Group plc	(11)	—	—(h)	0.0(g)
Mexico
Fresnillo plc	(280)	—	16	0.0(g)
Switzerland
Coca-Cola HBC AG	(11)	—(h)	—(h)	0.0(g)
Glencore plc	(581)	80	79	0.0(g)
United Kingdom
3i Group plc	(245)	—	17	0.0(g)
4imprint Group plc	(33)	—	1	0.0(g)
Aberdeen Group plc	(71)	—	8	0.0(g)
Admiral Group plc	(287)	2	5	0.0(g)
AJ Bell plc	(34)	—	3	0.0(g)
Anglo American plc	(258)	33	33	0.0(g)
Ashmore Group plc	(3)	—	1	0.0(g)
Associated British Foods plc	(27)	—	1	0.0(g)
Auction Technology Group plc	(2)	—	—(h)	0.0(g)
Auto Trader Group plc	(184)	—	5	0.0(g)
Aviva plc	(117)	—	3	0.0(g)
Babcock International Group plc	(99)	3	14	0.0(g)
BAE Systems plc	(510)	—(h)	34	0.0(g)
Balfour Beatty plc	(11)	—	—(h)	0.0(g)
Barclays plc	(344)	—(h)	—(h)	0.0(g)
Beazley plc	(236)	—	27	0.0(g)
Berkeley Group Holdings plc	(21)	—	1	0.0(g)
Bloomsbury Publishing plc	(2)	—	—(h)	0.0(g)
BP plc	(111)	—	1	0.0(g)
British American Tobacco plc	(78)	—	—(h)	0.0(g)
Bunzl plc	(30)	—	—(h)	0.0(g)
Burberry Group plc	(70)	1	3	0.0(g)
Bytes Technology Group plc	(26)	—	—(h)	0.0(g)
Centrica plc	(89)	—	—(h)	0.0(g)
Clarkson plc	(13)	—	1	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
CMC Markets plc	(7)	—	1	0.0(g)
Coats Group plc	(7)	—	—(h)	0.0(g)
Computacenter plc	(28)	—	4	0.0(g)
Convatec Group plc	(9)	—	1	0.0(g)
Drax Group plc	(52)	—	2	0.0(g)
Dunelm Group plc	(43)	—	3	0.0(g)
easyJet plc	(40)	—	1	0.0(g)
Entain plc	(28)	—(h)	—(h)	0.0(g)
Firstgroup plc	(8)	—	1	0.0(g)
Games Workshop Group plc	(38)	—	—(h)	0.0(g)
Gamma Communications plc	(6)	—	—(h)	0.0(g)
GSK plc	(910)	—	61	0.0(g)
Haleon plc	(45)	—	1	0.0(g)
Halma plc	(278)	6	8	0.0(g)
Hill & Smith plc	(8)	—	—(h)	0.0(g)
Howden Joinery Group plc	(100)	—	1	0.0(g)
HSBC Holdings plc	(894)	—	20	0.0(g)
Hunting plc	(6)	—	1	0.0(g)
IG Group Holdings plc	(376)	(2)	(2)	0.0(g)
IMI plc	(184)	(1)	(1)	0.0(g)
IntegraFin Holdings plc	(14)	—	1	0.0(g)
InterContinental Hotels Group plc	(204)	4	6	0.0(g)
International Consolidated Airlines Group SA	(496)	—	5	0.0(g)
Intertek Group plc	(347)	8	8	0.0(g)
IP Group plc	(2)	—	—(h)	0.0(g)
J Sainsbury plc	(36)	1	2	0.0(g)
JD Sports Fashion plc	(4)	—	—(h)	0.0(g)
Jupiter Fund Management plc	(3)	—	—(h)	0.0(g)
Kainos Group plc	(9)	—	1	0.0(g)
Keller Group plc	(8)	—	1	0.0(g)
Kingfisher plc	(84)	—	32	0.0(g)
Lancashire Holdings Ltd.	(31)	—	2	0.0(g)
Legal & General Group plc	(38)	—	1	0.0(g)
Lion Finance Group plc	(18)	—	1	0.0(g)
Liontrust Asset Management plc	(12)	—	2	0.0(g)
LondonMetric Property plc	(5)	—	—(h)	0.0(g)
M&G plc	(24)	—(h)	—(h)	0.0(g)
Man Group plc/Jersey	(15)	—	1	0.0(g)
Marks & Spencer Group plc	(27)	—	1	0.0(g)
MONY Group plc	(8)	—	—(h)	0.0(g)
Moonpig Group plc	(9)	—	1	0.0(g)
NatWest Group plc	(948)	—(h)	34	0.0(g)
Next plc	(522)	5	28	0.0(g)
Ninety One plc	(1)	—	—(h)	0.0(g)
On the Beach Group plc	(1)	—	—(h)	0.0(g)
OSB Group plc	(20)	—	1	0.0(g)
Paragon Banking Group plc	(29)	—	—(h)	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Pearson plc	(219)	—	5	0.0(g)
Petershill Partners plc	(3)	—	1	0.0(g)
Phoenix Group Holdings plc	(60)	—(h)	—(h)	0.0(g)
Quilter plc	(10)	—	1	0.0(g)
Reckitt Benckiser Group plc	(629)	9	8	0.0(g)
RELX plc	(3)	—	—(h)	0.0(g)
Renishaw plc	(3)	—	—(h)	0.0(g)
Rightmove plc	(195)	—(h)	—(h)	0.0(g)
Rolls-Royce Holdings plc	(1,405)	—	68	0.0(g)
Rotork plc	(34)	—	—(h)	0.0(g)
RS GROUP plc	(3)	—	—(h)	0.0(g)
Safestore Holdings plc	(3)	—	—(h)	0.0(g)
Sage Group plc (The)	(131)	—(h)	1	0.0(g)
Schroders plc	(16)	—(h)	—(h)	0.0(g)
Serco Group plc	(3)	—	—(h)	0.0(g)
Shaftesbury Capital plc	(6)	—	—(h)	0.0(g)
Smith & Nephew plc	(85)	—	—(h)	0.0(g)
Smiths Group plc	(75)	1	1	0.0(g)
Softcat plc	(28)	—	—(h)	0.0(g)
Spirax Group plc	(15)	—	—(h)	0.0(g)
St James’s Place plc	(59)	—	1	0.0(g)
Standard Chartered plc	(920)	—	1	0.0(g)
Supermarket, Inc.ome Reit plc	(6)	—	—(h)	0.0(g)
Telecom Plus plc	(4)	—	—(h)	0.0(g)
TP ICAP Group plc	(19)	—	—(h)	0.0(g)
Trainline plc	(3)	—	—(h)	0.0(g)
Travis Perkins plc	(7)	—	—	0.0(g)
Tritax Big Box REIT plc	(9)	—	1	0.0(g)
Trustpilot Group plc	(16)	—	—(h)	0.0(g)
UNITE Group plc (The)	(48)	—(h)	1	0.0(g)
United Utilities Group plc	(9)	—(h)	—(h)	0.0(g)
Vesuvius plc	(4)	—	—(h)	0.0(g)
Wickes Group plc	(5)	—	1	0.0(g)
Wise plc	(168)	—	—(h)	0.0(g)
Workspace Group plc	(2)	—	—(h)	0.0(g)
United States
Carnival plc	(67)	(4)	(4)	0.0(g)
Total Short Positions of Total Return Swaps		145	575	0.0(g)

Total of Long and Short Positions of Total Return Swaps		(20)	484	0.0(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from (0.30)% to 0.30%) which is denominated in HKD based on the local currencies of the positions within the swap	09/15/2027	3	3	—	3

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Swire Pacific Ltd.	365	1	1	0.0	(g)
Macau
Sands China Ltd.	378	(1)	(1)	0.0	(g)
Total Long Positions of Total Return Swaps		— (h)	— (h)	0.0	(g)

Short Positions
Common Stocks
Hong Kong
AIA Group Ltd.	(57)	— (h)	— (h)	0.0	(g)
BOC Hong Kong Holdings Ltd.	(627)	(1)	(1)	0.0	(g)
CK Hutchison Holdings Ltd.	(1,671)	5	5	0.0	(g)
Techtronic Industries Co. Ltd.	(2,824)	(2)	(2)	0.0	(g)
Singapore
Mobvista, Inc.	(53)	1	1	0.0	(g)
Total Short Positions of Total Return Swaps		3	3	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		3	3	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from (2.13)% to 0.27%) which is denominated in HKD based on the local currencies of the positions within the swap	09/21/2027	—	36	—	36

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
China
Akeso, Inc.	2,804	—	—	(h)	0.0	(g)
Baidu, Inc.	5,625	—	1		0.0	(g)
Beijing Fourth Paradigm Technology Co. Ltd.	150	—	—	(h)	0.0	(g)
BYD Electronic International Co. Ltd.	202	—	—	(h)	0.0	(g)
China Galaxy Securities Co. Ltd.	407	—	—	(h)	0.0	(g)
China International Capital Corp. Ltd.	122	—	—	(h)	0.0	(g)
China Literature Ltd.	285	—	4		0.0	(g)
Chinasoft International Ltd.	213	—	—	(h)	0.0	(g)
CSPC Pharmaceutical Group Ltd.	201	—	2		0.0	(g)
Guotai Haitong Securities Co. Ltd.	1,964	—	—	(h)	0.0	(g)
Huatai Securities Co. Ltd.	98	—	—	(h)	0.0	(g)
InnoCare Pharma Ltd.	284	—	—	(h)	0.0	(g)
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	421	—	—	(h)	0.0	(g)
Kingdee International Software Group Co. Ltd.	1,123	—	—	(h)	0.0	(g)
Kuaishou Technology	1,622	—	—	(h)	0.0	(g)
Li Auto, Inc.	1,094	—	—	(h)	0.0	(g)
Meitu, Inc.	509	—	—	(h)	0.0	(g)
NIO, Inc.	310	—	—	(h)	0.0	(g)
SenseTime Group, Inc.	909	—	—	(h)	0.0	(g)
Smoore International Holdings Ltd.	599	—	—	(h)	0.0	(g)
XD, Inc.	161	—	1		0.0	(g)
Xinyi Solar Holdings Ltd.	5	—	—	(h)	0.0	(g)
XtalPi Holdings Ltd.	93	—	—	(h)	0.0	(g)
Hong Kong
Alibaba Group Holding Ltd.	1,496	—	—	(h)	0.0	(g)
Geely Automobile Holdings Ltd.	612	—	—	(h)	0.0	(g)
HUTCHMED China Ltd.	72	—	1		0.0	(g)
Johnson Electric Holdings Ltd.	179	—	—	(h)	0.0	(g)
SUNeVision Holdings Ltd.	205	—	—	(h)	0.0	(g)
Singapore
ASMPT Ltd.	494	—	—	(h)	0.0	(g)
Taiwan
Minth Group Ltd.	197	—	3		0.0	(g)
Total Long Positions of Total Return Swaps		—	12		0.0	(g)

Short Positions
Common Stocks
China
AAC Technologies Holdings, Inc.	(45)	—	—	(h)	0.0	(g)
Bank of China Ltd.	(290)	—	1		0.0	(g)
China Construction Bank Corp.	(1,983)	—	—	(h)	0.0	(g)
China Mengniu Dairy Co. Ltd.	(266)	—	2		0.0	(g)
China Merchants Bank Co. Ltd.	(480)	—	1		0.0	(g)
China Resources Mixc Lifestyle Services Ltd.	(65)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
CITIC Ltd.	(323)	—	1		0.0	(g)
CMOC Group Ltd.	(220)	—	3		0.0	(g)
Fuyao Glass Industry Group Co. Ltd.	(93)	—	—	(h)	0.0	(g)
NetEase, Inc.	(2,452)	—	—	(h)	0.0	(g)
New China Life Insurance Co. Ltd.	(235)	—	2		0.0	(g)
PetroChina Co. Ltd.	(596)	—	—	(h)	0.0	(g)
PICC Property & Casualty Co. Ltd.	(397)	—	—	(h)	0.0	(g)
Pop Mart International Group Ltd.	(372)	—	—	(h)	0.0	(g)
Sinotruk Hong Kong Ltd.	(22)	—	—	(h)	0.0	(g)
Sunny Optical Technology Group Co. Ltd.	(787)	—	8		0.0	(g)
Xiaomi Corp.	(2,247)	—	—	(h)	0.0	(g)
Hong Kong
BOC Hong Kong Holdings Ltd.	(284)	—	—	(h)	0.0	(g)
China Resources Gas Group Ltd.	(139)	—	—	(h)	0.0	(g)
CK Infrastructure Holdings Ltd.	(50)	—	—	(h)	0.0	(g)
Guangdong Investment Ltd.	(73)	—	—	(h)	0.0	(g)
Hang Seng Bank Ltd.	(82)	—	—	(h)	0.0	(g)
Hong Kong Exchanges & Clearing Ltd.	(3,837)	—	—	(h)	0.0	(g)
Kunlun Energy Co. Ltd.	(72)	—	—	(h)	0.0	(g)
Link REIT	(74)	—	—	(h)	0.0	(g)
SITC International Holdings Co. Ltd.	(87)	—	—	(h)	0.0	(g)
WH Group Ltd.	(111)	—	—	(h)	0.0	(g)
Singapore
Trip.com Group Ltd.	(208)	—	—	(h)	0.0	(g)
United Kingdom
HSBC Holdings plc	(1,995)	—	6		0.0	(g)
Total Short Positions of Total Return Swaps		—	24		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	36		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from (0.75)% to 0.75%) which is denominated in ILS based on the local currencies of the positions within the swap	09/14/2027	(2)	(2)	—	(2)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Israel
ICL Group Ltd.	64	— (h)	— (h)	0.0	(g)
Nova Ltd.	92	(3)	(3)	0.0	(g)
Phoenix Financial Ltd.	193	(6)	(6)	0.0	(g)
Total Long Positions of Total Return Swaps		(9)	(9)	0.0	(g)

Short Positions
Common Stocks
Israel
Bank Hapoalim BM	(54)	1	1	0.0	(g)
Israel Discount Bank Ltd.	(287)	6	6	0.0	(g)
Nice Ltd.	(22)	— (h)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		7	7	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(2)	(2)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from (1.31)% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/15/2027	120	121	246	367

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Aeon Co. Ltd.	130,401	(7)	(7)		0.0	(g)
Ajinomoto Co., Inc.	3,361	— (h)	—	(h)	0.0	(g)
Capcom Co. Ltd.	62,087	4	4		0.0	(g)
Central Japan Railway Co.	17,192	(1)	(1)		0.0	(g)
Chiba Bank Ltd. (The)	49,616	(3)	(3)		0.0	(g)
Cosmos Pharmaceutical Corp.	4,320	—	—	(h)	0.0	(g)
Daifuku Co. Ltd.	1,896	— (h)	—	(h)	0.0	(g)
Daikin Industries Ltd.	72,404	5	5		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Daito Trust Construction Co. Ltd.	1,644	—	(h)	—	(h)	0.0	(g)
Daiwa House Industry Co. Ltd.	4,865	1		1		0.0	(g)
Disco Corp.	4,880	2		2		0.0	(g)
East Japan Railway Co.	173,245	4		4		0.0	(g)
Fast Retailing Co. Ltd.	330,853	75		75		0.0	(g)
Fuji Electric Co. Ltd.	30,836	—	(h)	—	(h)	0.0	(g)
Fuji Media Holdings, Inc.	1,372	—	(h)	—	(h)	0.0	(g)
FUJIFILM Holdings Corp.	15,588	(2)		(2)		0.0	(g)
GMO Payment Gateway, Inc.	2,516	—	(h)	—	(h)	0.0	(g)
Hankyu Hanshin Holdings, Inc.	10,029	—	(h)	—	(h)	0.0	(g)
Hoshizaki Corp.	3,970	1		1		0.0	(g)
J Front Retailing Co. Ltd.	14,190	1		1		0.0	(g)
Japan Post Insurance Co. Ltd.	11,890	(2)		(2)		0.0	(g)
Japan Steel Works Ltd. (The)	24,157	(7)		(7)		0.0	(g)
JFE Holdings, Inc.	121,013	29		29		0.0	(g)
Kadokawa Corp.	23,909	(2)		(2)		0.0	(g)
Kawasaki Heavy Industries Ltd.	60,877	(11)		(11)		0.0	(g)
Keisei Electric Railway Co. Ltd.	957	—	(h)	—	(h)	0.0	(g)
Kikkoman Corp.	4,263	—	(h)	—	(h)	0.0	(g)
Kirin Holdings Co. Ltd.	8,229	—	(h)	—	(h)	0.0	(g)
Komatsu Ltd.	22,657	3		3		0.0	(g)
Kyowa Kirin Co. Ltd.	2,335	—	(h)	—	(h)	0.0	(g)
Kyushu Electric Power Co., Inc.	5,144	1		1		0.0	(g)
Lasertec Corp.	142,000	40		40		0.0	(g)
Makita Corp.	2,435	—	(h)	—	(h)	0.0	(g)
Mebuki Financial Group, Inc.	1,636	—	(h)	—	(h)	0.0	(g)
Mercari, Inc.	4,099	—	(h)	—	(h)	0.0	(g)
MINEBEA MITSUMI, Inc.	77,737	—	(h)	—	(h)	0.0	(g)
Mitsubishi Motors Corp.	2,722	1		1		0.0	(g)
Mitsui E&S Co. Ltd.	34,160	(8)		(8)		0.0	(g)
MonotaRO Co. Ltd.	17,640	4		4		0.0	(g)
Nikon Corp.	4,678	—	(h)	—	(h)	0.0	(g)
Nippon Building Fund, Inc.	44,227	4		4		0.0	(g)
Nippon Paint Holdings Co. Ltd.	10,510	—	(h)	—	(h)	0.0	(g)
Nippon Sanso Holdings Corp.	5,246	—	(h)	—	(h)	0.0	(g)
Nippon Steel Corp.	280,846	79		79		0.0	(g)
Nissin Foods Holdings Co. Ltd.	1,440	—	(h)	—	(h)	0.0	(g)
Niterra Co. Ltd.	59,874	11		11		0.0	(g)
Nitori Holdings Co. Ltd.	17,100	—	(h)	—	(h)	0.0	(g)
Nitto Denko Corp.	162,197	(2)		(2)		0.0	(g)
Osaka Gas Co. Ltd.	62,472	(4)		(4)		0.0	(g)
Otsuka Holdings Co. Ltd.	41,798	6		6		0.0	(g)
PAL GROUP Holdings Co. Ltd.	2,052	—	(h)	—	(h)	0.0	(g)
Resonac Holdings Corp.	25,558	10		10		0.0	(g)
SCREEN Holdings Co. Ltd.	13,904	3		3		0.0	(g)
SCSK Corp.	2,277	—	(h)	—	(h)	0.0	(g)
Seibu Holdings, Inc.	73,128	17		17		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Sekisui Chemical Co. Ltd.	56,430	9		9		0.0	(g)
SHIFT, Inc.	4,990	1		1		0.0	(g)
Shimamura Co. Ltd.	37,709	21		21		0.0	(g)
Shimano, Inc.	65,288	(19)		(19)		0.0	(g)
Socionext, Inc.	4,139	2		2		0.0	(g)
Sumitomo Forestry Co. Ltd.	3,637	—	(h)	—	(h)	0.0	(g)
Sumitomo Pharma Co. Ltd.	20,347	(3)		(3)		0.0	(g)
T&D Holdings, Inc.	55,463	—	(h)	—	(h)	0.0	(g)
Takashimaya Co. Ltd.	1,698	—	(h)	—	(h)	0.0	(g)
TDK Corp.	5,797	—	(h)	—	(h)	0.0	(g)
Toho Co. Ltd./Tokyo	1,839	—	(h)	—	(h)	0.0	(g)
Tokyo Gas Co. Ltd.	3,736	—	(h)	—	(h)	0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	5,519	1		1		0.0	(g)
Tokyu Corp.	22,940	5		5		0.0	(g)
Tokyu Fudosan Holdings Corp.	33,161	3		3		0.0	(g)
TOPPAN Holdings, Inc.	13,903	2		2		0.0	(g)
Toyo Suisan Kaisha Ltd.	40,552	3		3		0.0	(g)
Toyota Tsusho Corp.	36,038	2		2		0.0	(g)
West Japan Railway Co.	23,346	4		4		0.0	(g)
Yamaha Motor Co. Ltd.	4,546	—	(h)	—	(h)	0.0	(g)
Yamato Holdings Co. Ltd.	8,143	1		1		0.0	(g)
Yokogawa Electric Corp.	4,825	1		1		0.0	(g)
Yokohama Rubber Co. Ltd. (The)	6,391	2		2		0.0	(g)
Zensho Holdings Co. Ltd.	40,001	2		2		0.0	(g)
Total Long Positions of Total Return Swaps		289		289		0.0	(g)

Short Positions
Common Stocks
Japan
Amada Co. Ltd.	(14,057)	(2)		(2)		0.0	(g)
Asahi Group Holdings Ltd.	(10,767)	—	(h)	—	(h)	0.0	(g)
Asahi Intecc Co. Ltd.	(2,403)	—	(h)	—	(h)	0.0	(g)
Asahi Kasei Corp.	(837)	—	(h)	—	(h)	0.0	(g)
Astellas Pharma, Inc.	(6,077)	—	(h)	—	(h)	0.0	(g)
Bridgestone Corp.	(703)	—	(h)	—	(h)	0.0	(g)
Cosmo Energy Holdings Co. Ltd.	(31,209)	(3)		(3)		0.0	(g)
CyberAgent, Inc.	(12,414)	1		1		0.0	(g)
Dai-ichi Life Holdings, Inc.	(18,502)	—	(h)	—	(h)	0.0	(g)
Daiwa Securities Group, Inc.	(41,711)	(2)		(2)		0.0	(g)
Dentsu Group, Inc.	(55,795)	(10)		(10)		0.0	(g)
ENEOS Holdings, Inc.	(38,076)	(2)		(2)		0.0	(g)
Food & Life Cos. Ltd.	(10,577)	(4)		(4)		0.0	(g)
Fujitsu Ltd.	(27,201)	—	(h)	—	(h)	0.0	(g)
Fukuoka Financial Group, Inc.	(5,766)	—	(h)	—	(h)	0.0	(g)
Hamamatsu Photonics KK	(981)	—	(h)	—	(h)	0.0	(g)
Hikari Tsushin, Inc.	(12,792)	(3)		(3)		0.0	(g)
Hitachi Ltd.	(1,207)	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Ibiden Co. Ltd.	(37,003)	(1)	(1)	0.0	(g)
Japan Post Holdings Co. Ltd.	(1,485)	— (h)	— (h)	0.0	(g)
Kansai Electric Power Co., Inc. (The)	(45,864)	(12)	(11)	0.0	(g)
Kubota Corp.	(938)	— (h)	— (h)	0.0	(g)
LY Corp.	(5,729)	(1)	(1)	0.0	(g)
McDonald’s Holdings Co. Japan Ltd.	(633)	— (h)	— (h)	0.0	(g)
Mitsui Chemicals, Inc.	(3,798)	(1)	(1)	0.0	(g)
Mizuho Financial Group, Inc.	(71,993)	6	5	0.0	(g)
Murata Manufacturing Co. Ltd.	(9,257)	— (h)	— (h)	0.0	(g)
NEC Corp.	(10,220)	1	1	0.0	(g)
Nomura Real Estate Holdings, Inc.	(5,365)	(1)	(1)	0.0	(g)
Obayashi Corp.	(18,571)	(1)	(1)	0.0	(g)
Omron Corp.	(3,364)	(1)	(1)	0.0	(g)
Pan Pacific International Holdings Corp.	(134,182)	(12)	(12)	0.0	(g)
Rohm Co. Ltd.	(75,702)	(2)	(2)	0.0	(g)
Sanwa Holdings Corp.	(1,767)	— (h)	— (h)	0.0	(g)
Seiko Epson Corp.	(789)	— (h)	— (h)	0.0	(g)
Shimadzu Corp.	(24,565)	1	1	0.0	(g)
Shizuoka Financial Group, Inc.	(7,518)	— (h)	— (h)	0.0	(g)
Sompo Holdings, Inc.	(3,660)	— (h)	— (h)	0.0	(g)
Sumitomo Chemical Co. Ltd.	(21,137)	(2)	(2)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	(126,137)	(1)	(2)	0.0	(g)
Sysmex Corp.	(26,158)	(3)	(3)	0.0	(g)
Terumo Corp.	(26,550)	— (h)	— (h)	0.0	(g)
THK Co. Ltd.	(11,864)	—	— (h)	0.0	(g)
Tohoku Electric Power Co., Inc.	(39,940)	(11)	(11)	0.0	(g)
Tosoh Corp.	(49,200)	(19)	(18)	0.0	(g)
Toyota Motor Corp.	(290,670)	(76)	(75)	0.0	(g)
Trend Micro, Inc./Japan	(31,076)	(8)	(8)	0.0	(g)
Tsuruha Holdings, Inc.	(938)	— (h)	— (h)	0.0	(g)
Unicharm Corp.	(1,374)	— (h)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(169)	(168)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		120	121	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from (1.50)% to 0.27%) which is denominated in JPY based on the local currencies of the positions within the swap	09/21/2027	—	246	135	381

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Advantest Corp.	7,325	—	1		0.0	(g)
Aozora Bank Ltd.	926	—	—	(h)	0.0	(g)
Asahi Group Holdings Ltd.	532	—	—	(h)	0.0	(g)
BayCurrent, Inc.	5,219	—	1		0.0	(g)
Disco Corp.	27,905	—	5		0.0	(g)
DMG Mori Co. Ltd.	13,086	—	—	(h)	0.0	(g)
East Japan Railway Co.	5,790	—	1		0.0	(g)
Ferrotec Corp.	7,598	—	—	(h)	0.0	(g)
Freee KK	7,028	—	4		0.0	(g)
Fujikura Ltd.	5,782	—	—	(h)	0.0	(g)
Furuno Electric Co. Ltd.	1,132	—	—	(h)	0.0	(g)
Hamamatsu Photonics KK	7,058	—	—	(h)	0.0	(g)
Harmonic Drive Systems, Inc.	14,818	—	16		0.0	(g)
Hokkaido Electric Power Co., Inc.	11,263	—	3		0.0	(g)
Honda Motor Co. Ltd.	44,217	—	24		0.0	(g)
Ibiden Co. Ltd.	30,542	—	—	(h)	0.0	(g)
IHI Corp.	84,150	—	1		0.0	(g)
ITOCHU Corp.	66,558	—	19		0.0	(g)
J Front Retailing Co. Ltd.	1,728	—	—	(h)	0.0	(g)
Japan Steel Works Ltd. (The)	4,500	—	—	(h)	0.0	(g)
JFE Holdings, Inc.	11,801	—	4		0.0	(g)
JX Advanced Metals Corp.	34,683	—	—	(h)	0.0	(g)
Kansai Paint Co. Ltd.	7,473	—	2		0.0	(g)
Kawasaki Kisen Kaisha Ltd.	2,316	—	1		0.0	(g)
KDDI Corp.	19,112	—	7		0.0	(g)
Kintetsu Group Holdings Co. Ltd.	4,623	—	—	(h)	0.0	(g)
Kirin Holdings Co. Ltd.	14,732	—	1		0.0	(g)
Kobe Steel Ltd.	1,922	—	—	(h)	0.0	(g)
Kokusai Electric Corp.	54,154	—	1		0.0	(g)
Komatsu Ltd.	6,191	—	1		0.0	(g)
Kyoritsu Maintenance Co. Ltd.	2,875	—	1		0.0	(g)
M3, Inc.	19,796	—	—	(h)	0.0	(g)
Mazda Motor Corp.	14,580	—	2		0.0	(g)
MEIJI Holdings Co. Ltd.	3,372	—	1		0.0	(g)
Mercari, Inc.	17,745	—	—	(h)	0.0	(g)
Micronics Japan Co. Ltd.	1,764	—	—	(h)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	20,166	—	—	(h)	0.0	(g)
Mitsubishi Logistics Corp.	2,908	—	—	(h)	0.0	(g)
Mitsubishi Materials Corp.	3,055	—	—	(h)	0.0	(g)
Mitsubishi Motors Corp.	2,967	—	1		0.0	(g)
Mitsui E&S Co. Ltd.	37,582	—	—	(h)	0.0	(g)
Money Forward, Inc.	2,394	—	—	(h)	0.0	(g)
NIDEC Corp.,	4,212	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Nippon Paint Holdings Co. Ltd.	14,530	—	—	(h)	0.0	(g)
Nippon Steel Corp.	38,944	—	16		0.0	(g)
Nissan Motor Co. Ltd.	27,790	—	1		0.0	(g)
Nitori Holdings Co. Ltd.	17,115	—	2		0.0	(g)
Nitto Boseki Co. Ltd.	7,259	—	3		0.0	(g)
North Pacific Bank Ltd.	1,790	—	—	(h)	0.0	(g)
Omron Corp.	4,883	—	1		0.0	(g)
Ono Pharmaceutical Co. Ltd.	4,936	—	1		0.0	(g)
Penta-Ocean Construction Co. Ltd.	4,544	—	—	(h)	0.0	(g)
Rakuten Group, Inc.	14,384	—	3		0.0	(g)
Resonac Holdings Corp.	5,522	—	3		0.0	(g)
Round One Corp.	16,456	—	5		0.0	(g)
Ryohin Keikaku Co. Ltd.	3,533	—	1		0.0	(g)
SCSK Corp.	6,199	—	5		0.0	(g)
Sharp Corp./Japan	332	—	—	(h)	0.0	(g)
SHIFT, Inc.	2,873	—	1		0.0	(g)
Shimano, Inc.	13,279	—	—	(h)	0.0	(g)
Shiseido Co. Ltd.	31,828	—	—	(h)	0.0	(g)
Skylark Holdings Co. Ltd.	917	—	—	(h)	0.0	(g)
Socionext, Inc.	16,734	—	—	(h)	0.0	(g)
SoftBank Group Corp.	140,130	—	1		0.0	(g)
SUMCO Corp.	28,368	—	—	(h)	0.0	(g)
Sumitomo Forestry Co. Ltd.	5,810	—	—	(h)	0.0	(g)
Sumitomo Rubber Industries Ltd.	4,314	—	—	(h)	0.0	(g)
SWCC Corp.	10,877	—	2		0.0	(g)
Toridoll H oldings Corp.	2,401	—	1		0.0	(g)
Toyota Motor Corp.	6,552	—	2		0.0	(g)
Yakult Honsha Co. Ltd.	6,026	—	1		0.0	(g)
Yamada Holdings Co. Ltd.	969	—	—	(h)	0.0	(g)
Zensho Holdings Co. Ltd.	24,178	—	3		0.0	(g)
Total Long Positions of Total Return Swaps		—	149		0.0	(g)

Short Positions
Common Stocks
Japan
Aisin Corp.	(14,330)	—	—	(h)	0.0	(g)
Ajinomoto Co., Inc.	(6,368)	—	1		0.0	(g)
Alps Alpine Co. Ltd.	(563)	—	—	(h)	0.0	(g)
Amada Co. Ltd.	(4,549)	—	—	(h)	0.0	(g)
Asahi Intecc Co. Ltd.	(2,401)	—	—	(h)	0.0	(g)
Asics Corp.	(5,419)	—	—	(h)	0.0	(g)
Astellas Pharma, Inc.	(9,917)	—	—	(h)	0.0	(g)
Bandai Namco Holdings, Inc.	(26,590)	—	1		0.0	(g)
BIPROGY, Inc.	(1,811)	—	—	(h)	0.0	(g)
Brother Industries Ltd.	(248)	—	—	(h)	0.0	(g)
Canon, Inc.	(3,035)	—	—		0.0	(g)
Capcom Co. Ltd.	(2,815)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Chugai Pharmaceutical Co. Ltd.	(12,249)	—	—	(h)	0.0	(g)
Coca-Cola Bottlers Japan Holdings, Inc.	(527)	—	—	(h)	0.0	(g)
CyberAgent, Inc.	(5,325)	—	—	(h)	0.0	(g)
Dai Nippon Printing Co. Ltd.	(2,766)	—	—	(h)	0.0	(g)
Daifuku Co. Ltd.	(20,391)	—	3		0.0	(g)
Dai-ichi Life Holdings, Inc.	(2,796)	—	—	(h)	0.0	(g)
Daiichi Sankyo Co. Ltd.	(54,681)	—	—	(h)	0.0	(g)
DeNA Co. Ltd.	(16,693)	—	—	(h)	0.0	(g)
Ebara Corp.	(1,691)	—	1		0.0	(g)
ENEOS Holdings, Inc.	(40,279)	—	4		0.0	(g)
FANUC Corp.	(32,810)	—	4		0.0	(g)
Fujitsu Ltd.	(20,898)	—	—	(h)	0.0	(g)
Furukawa Electric Co. Ltd.	(67,421)	—	10		0.0	(g)
GMO Payment Gateway, Inc.	(2,489)	—	—	(h)	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	(3,313)	—	—	(h)	0.0	(g)
Hitachi Ltd.	(33,397)	—	1		0.0	(g)
Hoya Corp.	(6,142)	—	—	(h)	0.0	(g)
Idemitsu Kosan Co. Ltd.	(3,654)	—	—	(h)	0.0	(g)
Inpex Corp.	(23,246)	—	3		0.0	(g)
Japan Post Holdings Co. Ltd.	(12,633)	—	—	(h)	0.0	(g)
Japan Tobacco, Inc.	(1,944)	—	—	(h)	0.0	(g)
Jeol Ltd.	(1,016)	—	—	(h)	0.0	(g)
Kakaku.com, Inc.	(9,391)	—	—	(h)	0.0	(g)
Kawasaki Heavy Industries Ltd.	(5,861)	—	—	(h)	0.0	(g)
Keyence Corp.	(66,215)	—	—	(h)	0.0	(g)
Koei Tecmo Holdings Co. Ltd.	(1,732)	—	—	(h)	0.0	(g)
Konami Group Corp.	(25,619)	—	—	(h)	0.0	(g)
Kotobuki Spirits Co. Ltd.	(1,995)	—	—	(h)	0.0	(g)
Kurita Water Industries Ltd.	(10,096)	—	—	(h)	0.0	(g)
Makita Corp.	(26,908)	—	—	(h)	0.0	(g)
MatsukiyoCocokara & Co.	(6,306)	—	—	(h)	0.0	(g)
Mebuki Financial Group, Inc.	(7,373)	—	2		0.0	(g)
MINEBEA MITSUMI, Inc.	(17,010)	—	3		0.0	(g)
MISUMI Group, Inc.	(3,919)	—	—	(h)	0.0	(g)
Mitsubishi Corp.	(23,298)	—	—	(h)	0.0	(g)
Mitsubishi Electric Corp.	(54,369)	—	3		0.0	(g)
Mitsubishi Estate Co. Ltd.	(14,629)	—	1		0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	(77,533)	—	15		0.0	(g)
Mitsui Fudosan Co. Ltd.	(3,224)	—	—	(h)	0.0	(g)
Mizuho Financial Group, Inc.	(5,984)	—	1		0.0	(g)
MS&AD Insurance Group Holdings, Inc.	(21,137)	—	—	(h)	0.0	(g)
Murata Manufacturing Co. Ltd.	(33,774)	—	16		0.0	(g)
Namura Shipbuilding Co. Ltd.	(7,511)	—	5		0.0	(g)
Nexon Co. Ltd.	(17,204)	—	—	(h)	0.0	(g)
NGK Insulators Ltd.	(6,940)	—	1		0.0	(g)
Nihon M&A Center Holdings, Inc.	(302)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Nippon Electric Glass Co. Ltd.	(486)	—	—	(h)	0.0	(g)
Nippon Yusen KK	(17,170)	—	—	(h)	0.0	(g)
Obayashi Corp.	(11,169)	—	—	(h)	0.0	(g)
ORIX Corp.	(12,807)	—	—	(h)	0.0	(g)
Otsuka Corp.	(309)	—	—	(h)	0.0	(g)
Otsuka Holdings Co. Ltd.	(10,215)	—	—	(h)	0.0	(g)
Persol Holdings Co. Ltd.	(5,267)	—	—	(h)	0.0	(g)
Rakus Co. Ltd.	(6,785)	—	—	(h)	0.0	(g)
Recruit Holdings Co. Ltd.	(140,927)	—	—	(h)	0.0	(g)
Renesas Electronics Corp.	(55,242)	—	—	(h)	0.0	(g)
Resona Holdings, Inc.	(27,775)	—	2		0.0	(g)
Sansan, Inc.	(382)	—	—	(h)	0.0	(g)
Sanwa Holdings Corp.	(4,659)	—	—	(h)	0.0	(g)
SBI Holdings, Inc.	(4,505)	—	—	(h)	0.0	(g)
SCREEN Holdings Co. Ltd.	(28,264)	—	—	(h)	0.0	(g)
Seven & i Holdings Co. Ltd.	(18,905)	—	1		0.0	(g)
Shimizu Corp.	(29,515)	—	—	(h)	0.0	(g)
Shin-Etsu Chemical Co. Ltd.	(10,674)	—	2		0.0	(g)
Sompo Holdings, Inc.	(26,987)	—	—	(h)	0.0	(g)
Sony Financial Group, Inc.	(538)	—	—		0.0	(g)
Sony Group Corp.	(14,051)	—	2		0.0	(g)
Sumitomo Corp.	(13,290)	—	—	(h)	0.0	(g)
Sumitomo Electric Industries Ltd.	(43,857)	—	1		0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	(55,528)	—	4		0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	(36,103)	—	1		0.0	(g)
Sumitomo Realty & Development Co. Ltd.	(16,328)	—	—	(h)	0.0	(g)
T&D Holdings, Inc.	(3,259)	—	—	(h)	0.0	(g)
Takasago Thermal Engineering Co. Ltd.	(1,646)	—	—	(h)	0.0	(g)
TDK Corp.	(6,872)	—	1		0.0	(g)
Terumo Corp.	(3,663)	—	—	(h)	0.0	(g)
THK Co. Ltd.	(11,455)	—	1		0.0	(g)
Tokio Marine Holdings, Inc.	(29,460)	—	—	(h)	0.0	(g)
Tokyo Electric Power Co. Holdings, Inc.	(11,854)	—	2		0.0	(g)
Tokyo Electron Ltd.	(36,903)	—	4		0.0	(g)
Tokyo Gas Co. Ltd.	(15,263)	—	—	(h)	0.0	(g)
Toyo Tire Corp.	(4,716)	—	—	(h)	0.0	(g)
Trend Micro, Inc./Japan	(4,050)	—	—	(h)	0.0	(g)
Tsuruha Holdings, Inc.	(2,603)	—	—	(h)	0.0	(g)
Visional, Inc.	(2,262)	—	—	(h)	0.0	(g)
Yaskawa Electric Corp.	(6,628)	—	—	(h)	0.0	(g)
Yokogawa Electric Corp.	(1,276)	—	—	(h)	0.0	(g)
Yokohama Financial Group, Inc.	(4,430)	—	1		0.0	(g)
Total Short Positions of Total Return Swaps		—	97		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	246		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month KORIBOR on long positions and short positions respectively, plus or minus spread (rates range from (4.63)% to 0.40%) which is denominated in KRW based on the local currencies of the positions within the swap	09/23/2027	—	71	2	73

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
South Korea
ABLBio, Inc.	151,996	—	9		0.0	(g)
APR Corp./Korea	125,749	—	—	(h)	0.0	(g)
Dongjin Semichem Co. Ltd.	2,675	—	—	(h)	0.0	(g)
Doosan Enerbility Co. Ltd.	303,400	—	1		0.0	(g)
Eo Technics Co. Ltd.	64,308	—	2		0.0	(g)
Hanwha Aerospace Co. Ltd.	376,380	—	—	(h)	0.0	(g)
Hanwha Solutions Corp.	21,212	—	1		0.0	(g)
IsuPetasys Co. Ltd.	235,714	—	15		0.0	(g)
Korea Aerospace Industries Ltd.	22,896	—	—	(h)	0.0	(g)
LG Chem Ltd.	41,144	—	2		0.0	(g)
LS Electric Co. Ltd.	15,363	—	1		0.0	(g)
Mirae Asset Securities Co. Ltd.	3,544	—	—	(h)	0.0	(g)
PharmaResearch Co. Ltd.	49,883	—	—	(h)	0.0	(g)
Poongsan Corp.	154,876	—	4		0.0	(g)
Samsung SDI Co. Ltd.	71,750	—	1		0.0	(g)
SK Innovation Co. Ltd.	95,173	—	3		0.0	(g)
Total Long Positions of Total Return Swaps		—	39		0.0	(g)

Short Positions
Common Stocks
South Korea
Hana Financial Group, Inc.	(58,336)	—	—	(h)	0.0	(g)
Hanwha Engine	(69,998)	—	2		0.0	(g)
HD Hyundai Electric Co. Ltd.	(118,146)	—	—	(h)	0.0	(g)
HD Hyundai Heavy Industries Co. Ltd.	(40,685)	—	1		0.0	(g)
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	(15,618)	—	—	(h)	0.0	(g)
Hyundai Rotem Co. Ltd.	(47,742)	—	—	(h)	0.0	(g)
Kakao Corp.	(33,077)	—	—	(h)	0.0	(g)
Krafton, Inc.	(17,257)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
KT&G Corp.	(33,934)	—	—	(h)	0.0	(g)
LG Uplus Corp.	(108,272)	—	2		0.0	(g)
Orion Corp.	(11,189)	—	—	(h)	0.0	(g)
Samsung Biologics Co. Ltd.	(66,799)	—	—	(h)	0.0	(g)
Samsung Electronics Co. Ltd.	(827,160)	—	27		0.0	(g)
Total Short Positions of Total Return Swaps		—	32		0.0	(g)
Total of Long and Short Positions of Total Return Swaps		—	71		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one week NIBOR on long positions and short positions respectively, plus or minus spread (rates range from (1.69)% to 0.25%) which is denominated in NOK based on the local currencies of the positions within the swap	09/22/2027	—	45	—	45

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Denmark
Cadeler A/S	324	—	1		0.0	(g)
Faroe Islands
Bakkafrost P/F	206	—	1		0.0	(g)
Norway
Aker BP ASA	2,146	—	—	(h)	0.0	(g)
Atea ASA	132	—	—	(h)	0.0	(g)
AutoStore Holdings Ltd.	193	—	1		0.0	(g)
BLUENORD ASA	30	—	—	(h)	0.0	(g)
Borregaard ASA	131	—	—	(h)	0.0	(g)
DNO ASA	13	—	—	(h)	0.0	(g)
Elkem ASA	293	—	—	(h)	0.0	(g)
Entra ASA	79	—	—	(h)	0.0	(g)
Europris ASA	61	—	—	(h)	0.0	(g)
Frontline plc	2,571	—	3		0.0	(g)
Leroy Seafood Group ASA	300	—	1		0.0	(g)
LINK Mobility Group Holding ASA	189	—	1		0.0	(g)
MPC Container Ships ASA	44	—	—	(h)	0.0	(g)
NORBIT ASA	168	—	1		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Norsk Hydro ASA	432	—	—	(h)	0.0	(g)
Orkla ASA	235	—	1		0.0	(g)
Protector Forsikring ASA	123	—	—	(h)	0.0	(g)
Salmar ASA	1,709	—	10		0.0	(g)
SATS ASA	30	—	—	(h)	0.0	(g)
Scatec ASA	369	—	1		0.0	(g)
TGS ASA	225	—	—	(h)	0.0	(g)
TOMRA Systems ASA	481	—	2		0.0	(g)
Var Energi ASA	1,135	—	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		—	23		0.0	(g)

Short Positions
Common Stocks
Greece
Okeanis Eco Tankers Corp.	(28)	—	—	(h)	0.0	(g)
Norway
2020 Bulkers Ltd.	(31)	—	—	(h)	0.0	(g)
Aker Solutions ASA	(196)	—	—	(h)	0.0	(g)
Austevoll Seafood ASA	(10)	—	—	(h)	0.0	(g)
DOF Group ASA	(102)	—	—	(h)	0.0	(g)
Equinor ASA	(3,503)	—	1		0.0	(g)
Gjensidige Forsikring ASA	(159)	—	1		0.0	(g)
Hoegh Autoliners ASA	(289)	—	—	(h)	0.0	(g)
Kongsberg Gruppen ASA	(6,883)	—	20		0.0	(g)
Mowi ASA	(196)	—	—	(h)	0.0	(g)
Norconsult Norge A/S	(128)	—	—	(h)	0.0	(g)
Nordic Semiconductor ASA	(292)	—	—	(h)	0.0	(g)
Odfjell Drilling Ltd.	(480)	—	—	(h)	0.0	(g)
Pexip Holding ASA	(187)	—	—	(h)	0.0	(g)
Storebrand ASA	(185)	—	—	(h)	0.0	(g)
Telenor ASA	(463)	—	—	(h)	0.0	(g)
Veidekke ASA	(45)	—	—	(h)	0.0	(g)
Vend Marketplaces ASA	(346)	—	—	(h)	0.0	(g)
Wallenius Wilhelmsen ASA	(359)	—	—	(h)	0.0	(g)
Singapore
Hafnia Ltd.	(409)	—	—	(h)	0.0	(g)
United Kingdom
Stolt-Nielsen Ltd.	(30)	—	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		—	22		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	45		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day NOWA on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	09/15/2027	4	4	—	4

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Norway
Norsk Hydro ASA	650	(1)	(1)	0.0	(g)
Salmar ASA	135	— (h)	— (h)	0.0	(g)
Telenor ASA	839	(1)	(1)	0.0	(g)
Total Long Positions of Total Return Swaps		(2)	(2)	0.0	(g)

Short Positions
Common Stocks
Norway
Aker BP ASA	(187)	1	1	0.0	(g)
DNB Bank ASA	(763)	1	1	0.0	(g)
Var Energi ASA	(837)	2	2	0.0	(g)
Yara International ASA	(2,469)	2	2	0.0	(g)
Total Short Positions of Total Return Swaps		6	6	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		4	4	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)		NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from (0.40)% to 0.39%) which is denominated in NZD based on the local currencies of the positions within the swap	09/15/2027	—	(h)	—	(h)	—	—	(h)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
New Zealand
Meridian Energy Ltd.	7	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

Short Positions
Common Stocks
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	(30)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day STIBOR on long positions and short positions respectively, plus or minus spread (rates range from (1.44)% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	09/15/2027	(7)	137	9	146

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Canada
International Petroleum Corp.	25	—	—	(h)	0.0	(g)
Sweden
AAK AB	1,342	—	4		0.0	(g)
AddLife AB	113	—	1		0.0	(g)
Addnode Group AB	161	—	2		0.0	(g)
AFRY AB	152	—	—	(h)	0.0	(g)
Alfa Laval AB	4,423	6	6		0.0	(g)
Apotea AB	47	—	—	(h)	0.0	(g)
Asker Healthcare Group AB	320	—	2		0.0	(g)
Asmodee Group AB	89	—	—	(h)	0.0	(g)
Assa Abloy AB	3,121	—	1		0.0	(g)
Atlas Copco AB	4,726	—	8		0.0	(g)
Atrium Ljungberg AB	52	—	—	(h)	0.0	(g)
Axfood AB	762	—	1		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Beijer Ref AB	150	—		1		0.0	(g)
BHG Group AB	65	—		—	(h)	0.0	(g)
Bilia AB	65	—		—	(h)	0.0	(g)
Boliden AB	2,056	—		—	(h)	0.0	(g)
Bravida Holding AB	194	—		—	(h)	0.0	(g)
Bure Equity AB	39	—		—	(h)	0.0	(g)
Castellum AB	1,391	—		2		0.0	(g)
Catena AB	345	—		1		0.0	(g)
Cibus Nordic Real Estate AB publ	254	—		—	(h)	0.0	(g)
Coor Service Management Holding AB	45	—		—	(h)	0.0	(g)
Corem Property Group AB	73	—		1		0.0	(g)
Dios Fastigheter AB	100	—		—	(h)	0.0	(g)
Dometic Group AB	126	—		—	(h)	0.0	(g)
Dynavox Group AB	72	—		—	(h)	0.0	(g)
Electrolux AB	763	—		2		0.0	(g)
Epiroc AB	3,796	1		1		0.0	(g)
EQT AB	3,062	—	(h)	17		0.0	(g)
Evolution AB	98	—		1		0.0	(g)
Fabege AB	684	—		—	(h)	0.0	(g)
Fastighets AB Balder	1,072	—		1		0.0	(g)
Getinge AB	784	—		4		0.0	(g)
H & M Hennes & Mauritz AB	3,991	(3)		(3)		0.0	(g)
Hexagon AB	9,429	21		44		0.0	(g)
Hexatronic Group AB	114	—		1		0.0	(g)
Hexpol AB	143	—		—	(h)	0.0	(g)
Hoist Finance AB	92	—		—	(h)	0.0	(g)
Holmen AB	727	—	(h)	—	(h)	0.0	(g)
Husqvarna AB	133	—		—	(h)	0.0	(g)
Industrivarden AB	1,236	—	(h)	—	(h)	0.0	(g)
Indutrade AB	108	—		—	(h)	0.0	(g)
Instalco AB	25	—		—	(h)	0.0	(g)
Investment AB Latour	436	—		1		0.0	(g)
Inwido AB	85	—		—	(h)	0.0	(g)
L E Lundbergforetagen AB	1,158	—	(h)	—	(h)	0.0	(g)
Lagercrantz Group AB	216	—		2		0.0	(g)
Lifco AB	506	—		1		0.0	(g)
Medicover AB	53	—		—	(h)	0.0	(g)
Mildef Group AB	1,089	—		—	(h)	0.0	(g)
Munters Group AB	532	—		12		0.0	(g)
NCAB Group AB	38	—		1		0.0	(g)
New Wave Group AB	102	—		—	(h)	0.0	(g)
Nibe Industrier AB	3,019	—		—	(h)	0.0	(g)
Nolato AB	18	—		—	(h)	0.0	(g)
NP3 Fastigheter AB	101	—		—	(h)	0.0	(g)
Nyfosa AB	127	—		—	(h)	0.0	(g)
Pandox AB	145	—		—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Platzer Fastigheter Holding AB	126	—		—	(h)	0.0	(g)
Ratos AB	40	—		—	(h)	0.0	(g)
Saab AB	2,482	—		—	(h)	0.0	(g)
Sagax AB	1,168	—	(h)	—	(h)	0.0	(g)
Sandvik AB	5,810	(9)		(8)		0.0	(g)
Scandic Hotels Group AB	37	—		—	(h)	0.0	(g)
Sdiptech AB	97	—		—	(h)	0.0	(g)
Sinch AB	869	—		6		0.0	(g)
Skandinaviska Enskilda Banken AB	12,998	(17)		(16)		0.0	(g)
SkiStar AB	11	—		—	(h)	0.0	(g)
Stillfront Group AB	26	—		—	(h)	0.0	(g)
Storskogen Group AB	166	—		—	(h)	0.0	(g)
Sveafastigheter AB	96	—		—	(h)	0.0	(g)
Svenska Cellulosa AB SCA	3,093	(1)		—	(h)	0.0	(g)
Swedbank AB	7,780	(20)		(19)		0.0	(g)
Swedish Orphan Biovitrum AB	482	—		—	(h)	0.0	(g)
Synsam AB	241	—		2		0.0	(g)
Thule Group AB	149	—		1		0.0	(g)
Vimian Group AB	169	—		1		0.0	(g)
Vitec Software Group AB	299	—		1		0.0	(g)
Vitrolife AB	113	—		—	(h)	0.0	(g)
Volvo AB	9,322	—	(h)	21		0.0	(g)
Wallenstam AB	153	—		—	(h)	0.0	(g)
Wihlborgs Fastigheter AB	75	—		—	(h)	0.0	(g)
Xvivo Perfusion AB	328	—		2		0.0	(g)
Total Long Positions of Total Return Swaps		(22)		106		0.0	(g)

Short Positions
Common Stocks
Sweden
AcadeMedia AB	(77)	—		—	(h)	0.0	(g)
AddTech AB	(190)	—	(h)	—	(h)	0.0	(g)
Alleima AB	(38)	—		—	(h)	0.0	(g)
Ambea AB	(160)	—		—	(h)	0.0	(g)
Attendo AB	(43)	—		—	(h)	0.0	(g)
Avanza Bank Holding AB	(49)	—		—	(h)	0.0	(g)
Betsson AB	(569)	—		1		0.0	(g)
BioGaia AB	(267)	—		—	(h)	0.0	(g)
Boliden AB	(47)	—	(h)	—	(h)	0.0	(g)
BoneSupport Holding AB	(436)	—		—	(h)	0.0	(g)
Camurus AB	(142)	—		—	(h)	0.0	(g)
Clas Ohlson AB	(220)	—		—	(h)	0.0	(g)
Essity AB	(4,213)	12		12		0.0	(g)
Getinge AB	(54)	—	(h)	—	(h)	0.0	(g)
Hemnet Group AB	(222)	—		—	(h)	0.0	(g)
Industrivarden AB	(49)	—	(h)	—	(h)	0.0	(g)
Indutrade AB	(108)	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
JM AB	(157)	—		—	(h)	0.0	(g)
Kinnevik AB	(184)	—		—	(h)	0.0	(g)
Loomis AB	(107)	—		—	(h)	0.0	(g)
MIPS AB	(130)	—		—	(h)	0.0	(g)
Mycronic AB	(267)	—		—	(h)	0.0	(g)
NCC AB	(41)	—		—	(h)	0.0	(g)
Nordnet AB publ	(315)	—		—	(h)	0.0	(g)
Peab AB	(77)	—		—	(h)	0.0	(g)
RaySearch Laboratories AB	(65)	—		—	(h)	0.0	(g)
Rvrc Holding AB	(37)	—		—	(h)	0.0	(g)
Sectra AB	(336)	—		—	(h)	0.0	(g)
Skanska AB	(2,511)	2		4		0.0	(g)
SKF AB	(65)	—		—	(h)	0.0	(g)
SSAB AB	(529)	—	(h)	2		0.0	(g)
Svenska Handelsbanken AB	(1,471)	—		—	(h)	0.0	(g)
Swedbank AB	(2,143)	—		4		0.0	(g)
Tele2 AB	(273)	1		1		0.0	(g)
Telefonaktiebolaget LM Ericsson	(3,868)	—		7		0.0	(g)
Telia Co. AB	(205)	—		—	(h)	0.0	(g)
Truecaller AB	(624)	—		—	(h)	0.0	(g)
Yubico AB	(39)	—		—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		15		31		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(7)		137		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)		NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from (1.00)% to 0.30%) which is denominated in SGD based on the local currencies of the positions within the swap	09/15/2027	—	(h)	—	(h)	—	—	(h)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Singapore
Seatrium Ltd.	21	—	(h)	—	(h)	0.0	(g)
Sembcorp Industries Ltd.	99	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

Short Positions
Common Stocks
Singapore
Singapore Technologies Engineering Ltd.	(11)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month TAIBOR on long positions and short positions respectively, plus or minus spread (rates range from (4.63)% to 0.50%) which is denominated in TWD based on the local currencies of the positions within the swap	09/23/2027	—	22	—	22

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Taiwan
Bizlink Holding, Inc.	1,029	—	—	(h)	0.0	(g)
Elite Material Co. Ltd.	3,672	—	10		0.0	(g)
Gold Circuit Electronics Ltd.	8,690	—	3		0.0	(g)
Nan Ya Plastics Corp.	2,192	—	—	(h)	0.0	(g)
Unimicron Technology Corp.	3,311	—	6		0.0	(g)
Total Long Positions of Total Return Swaps		—	19		0.0	(g)

Short Positions
Common Stocks
Taiwan
ASE Technology Holding Co. Ltd.	(652)	—	—	(h)	0.0	(g)
Asustek Computer, Inc.	(1,340)	—	—	(h)	0.0	(g)
Delta Electronics, Inc.	(853)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
E.Sun Financial Holding Co. Ltd.	(421)	—	—	(h)	0.0	(g)
Evergreen Marine Corp. Taiwan Ltd.	(1,958)	—	1		0.0	(g)
MediaTek, Inc.	(1,314)	—	—	(h)	0.0	(g)
Nanya Technology Corp.	(72)	—	—	(h)	0.0	(g)
Novatek Microelectronics Corp.	(426)	—	—	(h)	0.0	(g)
Winbond Electronics Corp.	(496)	—	—	(h)	0.0	(g)
Yang Ming Marine Transport Corp.	(4,888)	—	2		0.0	(g)
Yuanta Financial Holding Co. Ltd.	(203)	—	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		—	3		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	22		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from (2.39)% to 0.20%) which is denominated in USD based on the local currencies of the positions within the swap	09/21/2027	—	1,196	33	1,229

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
BHP Group Ltd.	212	—	—	(h)	0.0	(g)
IREN Ltd.	74	—	—	(h)	0.0	(g)
Bermuda
Golar LNG Ltd.	35	—	—	(h)	0.0	(g)
Seadrill Ltd.	3	—	—	(h)	0.0	(g)
Brazil
NU Holdings Ltd./Cayman Islands	442	—	6		0.0	(g)
StoneCo. Ltd.	74	—	1		0.0	(g)
XP, Inc.	111	—	5		0.0	(g)
Canada
Alamos Gold, Inc.	12	—	—	(h)	0.0	(g)
D-Wave Quantum, Inc.	67	—	6		0.0	(g)
Eldorado Gold Corp.	4	—	—	(h)	0.0	(g)
Endeavour Silver Corp.	23	—	—	(h)	0.0	(g)
First Majestic Silver Corp.	138	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Fortuna Mining Corp.	3	—	—	(h)	0.0	(g)
IAMGOLD Corp.	71	—	—	(h)	0.0	(g)
IMAX Corp.	15	—	—	(h)	0.0	(g)
Pan American Silver Corp.	45	—	—	(h)	0.0	(g)
Teekay Tankers Ltd.	5	—	—	(h)	0.0	(g)
Uranium Energy Corp.	82	—	—	(h)	0.0	(g)
Xenon Pharmaceuticals, Inc.	13	—	—	(h)	0.0	(g)
Chile
Sociedad Quimica y Minera de Chile SA	3	—	—	(h)	0.0	(g)
Denmark
Novo Nordisk A/S	164	—	6		0.0	(g)
Finland
Amer Sports, Inc.	72	—	6		0.0	(g)
Nokia OYJ	5	—	—	(h)	0.0	(g)
Germany
BioNTech SE	124	—	—	(h)	0.0	(g)
SAP SE	51	—	—	(h)	0.0	(g)
Guernsey
Super Group SGHC Ltd.	9	—	—	(h)	0.0	(g)
India
Dr Reddy’s Laboratories Ltd.	52	—	4		0.0	(g)
HDFC Bank Ltd.	240	—	11		0.0	(g)
ICICI Bank Ltd.	198	—	13		0.0	(g)
MakeMyTrip Ltd.	56	—	4		0.0	(g)
Ireland
Aptiv plc	5	—	—	(h)	0.0	(g)
CRH plc	189	—	—	(h)	0.0	(g)
Eaton Corp. plc	62	—	—	(h)	0.0	(g)
ICON plc	201	—	—	(h)	0.0	(g)
James Hardie Industries plc	78	—	1		0.0	(g)
Jazz Pharmaceuticals plc	50	—	—	(h)	0.0	(g)
Medtronic plc	79	—	—	(h)	0.0	(g)
Smurfit WestRock plc	185	—	5		0.0	(g)
Israel
Etoro Group Ltd.	12	—	1		0.0	(g)
Global-e Online Ltd.	14	—	—	(h)	0.0	(g)
Oddity Tech Ltd.	44	—	—	(h)	0.0	(g)
Teva Pharmaceutical Industries Ltd.	92	—	—	(h)	0.0	(g)
Japan
Takeda Pharmaceutical Co. Ltd.	50	—	2		0.0	(g)
Toyota Motor Corp.	38	—	2		0.0	(g)
Luxembourg
ArcelorMittal SA	21	—	—	(h)	0.0	(g)
Globant SA	44	—	—	(h)	0.0	(g)
Millicom International Cellular SA	24	—	—	(h)	0.0	(g)
Mexico
America Movil SAB de CV	78	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Cemex SAB de CV	111	—	3		0.0	(g)
Coca-Cola Femsa SAB de CV	11	—	—	(h)	0.0	(g)
Fomento Economico Mexicano SAB de CV	57	—	—	(h)	0.0	(g)
Grupo Aeroportuario del Pacifico SAB de CV	7	—	—	(h)	0.0	(g)
Vista Energy SAB de CV	15	—	1		0.0	(g)
Monaco
Scorpio Tankers, Inc.	8	—	—	(h)	0.0	(g)
Netherlands
Koninklijke Philips NV	10	—	—	(h)	0.0	(g)
NXP Semiconductors NV	151	—	—	(h)	0.0	(g)
QIAGEN NV	73	—	2		0.0	(g)
Norway
Equinor ASA	62	—	—	(h)	0.0	(g)
Frontline plc	43	—	1		0.0	(g)
South Africa
Harmony Gold Mining Co. Ltd.	19	—	—	(h)	0.0	(g)
Sibanye Stillwater Ltd.	10	—	—	(h)	0.0	(g)
Switzerland
Alcon AG	127	—	5		0.0	(g)
Amcor plc	15	—	—	(h)	0.0	(g)
Amrize Ltd.	107	—	4		0.0	(g)
CRISPR Therapeutics AG	70	—	—	(h)	0.0	(g)
Logitech International SA	37	—	1		0.0	(g)
Novartis AG	24	—	—	(h)	0.0	(g)
Sportradar Group AG	13	—	1		0.0	(g)
STMicroelectronics NV	27	—	1		0.0	(g)
UBS Group AG	35	—	1		0.0	(g)
Thailand
Fabrinet	136	—	7		0.0	(g)
United Kingdom
Anglogold Ashanti plc	131	—	—	(h)	0.0	(g)
Aon plc	108	—	—	(h)	0.0	(g)
ARM Holdings plc	413	—	4		0.0	(g)
AstraZeneca plc	130	—	—	(h)	0.0	(g)
Birkenstock Holding plc	90	—	5		0.0	(g)
Coca-Cola Europacific Partners plc	189	—	—	(h)	0.0	(g)
Diageo plc	8	—	—	(h)	0.0	(g)
Genius Sports Ltd.	15	—	1		0.0	(g)
GSK plc	148	—	—	(h)	0.0	(g)
InterContinental Hotels Group plc	11	—	—	(h)	0.0	(g)
Marex Group plc	5	—	—	(h)	0.0	(g)
National Grid plc	36	—	—	(h)	0.0	(g)
Pentair plc	63	—	—	(h)	0.0	(g)
Rentokil Initial plc	8	—	—	(h)	0.0	(g)
Shell plc	294	—	—	(h)	0.0	(g)
Smith & Nephew plc	13	—	—	(h)	0.0	(g)
TechnipFMC plc	16	—	—	(h)	0.0	(g)
Unilever plc	183	—	6		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
United States
10X Genomics, Inc.	3	—	—	(h)	0.0	(g)
AAON, Inc.	53	—	—	(h)	0.0	(g)
AAR Corp.	13	—	—	(h)	0.0	(g)
Abbott Laboratories	220	—	4		0.0	(g)
ABM Industries, Inc.	5	—	—	(h)	0.0	(g)
Academy Sports & Outdoors, Inc.	18	—	—	(h)	0.0	(g)
Acadia Realty Trust	10	—	—	(h)	0.0	(g)
Acushnet Holdings Corp.	65	—	—	(h)	0.0	(g)
ACV Auctions, Inc.	10	—	—	(h)	0.0	(g)
Adaptive Biotechnologies Corp.	3	—	—	(h)	0.0	(g)
Addus HomeCare Corp.	4	—	—	(h)	0.0	(g)
ADMA Biologics, Inc.	2	—	—	(h)	0.0	(g)
Advanced Drainage Systems, Inc.	166	—	6		0.0	(g)
Advanced Micro Devices, Inc.	359	—	—	(h)	0.0	(g)
AECOM	47	—	1		0.0	(g)
AeroVironment, Inc.	407	—	—	(h)	0.0	(g)
AGNC Investment Corp.	223	—	5		0.0	(g)
Agree Realty Corp.	180	—	1		0.0	(g)
Air Products and Chemicals, Inc.	546	—	38		0.0	(g)
Akero Therapeutics, Inc.	10	—	—	(h)	0.0	(g)
Alcoa Corp.	76	—	—	(h)	0.0	(g)
Alexandria Real Estate Equities, Inc.	17	—	—	(h)	0.0	(g)
Alkami Technology, Inc.	10	—	—	(h)	0.0	(g)
Alliant Energy Corp.	49	—	—	(h)	0.0	(g)
Alphatec Holdings, Inc.	11	—	1		0.0	(g)
Amentum Holdings, Inc.	30	—	—	(h)	0.0	(g)
American Eagle Outfitters, Inc.	23	—	2		0.0	(g)
American Homes 4 Rent	18	—	—	(h)	0.0	(g)
American Water Works Co., Inc.	20	—	—	(h)	0.0	(g)
Americold Realty Trust, Inc.	36	—	2		0.0	(g)
Amicus Therapeutics, Inc.	8	—	—	(h)	0.0	(g)
Annaly Capital Management, Inc.	145	—	10		0.0	(g)
API Group Corp.	29	—	—	(h)	0.0	(g)
Apogee Therapeutics, Inc.	27	—	—	(h)	0.0	(g)
Apollo Global Management, Inc.	550	—	50		0.0	(g)
Apple Hospitality REIT, Inc.	3	—	—	(h)	0.0	(g)
Apple, Inc.	36	—	—	(h)	0.0	(g)
Applied Digital Corp.	200	—	—	(h)	0.0	(g)
Applied Materials, Inc.	114	—	—	(h)	0.0	(g)
AppLovin Corp.	151	—	—	(h)	0.0	(g)
Aramark	106	—	—	(h)	0.0	(g)
Arcellx, Inc.	12	—	—	(h)	0.0	(g)
Archer-Daniels-Midland Co.	159	—	5		0.0	(g)
Archrock, Inc.	4	—	—	(h)	0.0	(g)
Arcutis Biotherapeutics, Inc.	34	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
ARMOUR Residential REIT, Inc.	75	—	—	(h)	0.0	(g)
Array Technologies, Inc.	13	—	—	(h)	0.0	(g)
Arrow Electronics, Inc.	10	—	—	(h)	0.0	(g)
ARS Pharmaceuticals, Inc.	2	—	—	(h)	0.0	(g)
Arthur J Gallagher & Co.	194	—	—	(h)	0.0	(g)
Asbury Automotive Group, Inc.	17	—	—	(h)	0.0	(g)
ASP Isotopes, Inc.	26	—	1		0.0	(g)
AST SpaceMobile, Inc.	524	—	—	(h)	0.0	(g)
Atkore, Inc.	16	—	—	(h)	0.0	(g)
Atlantic Union Bankshares Corp.	20	—	—	(h)	0.0	(g)
Atlas Energy Solutions, Inc.	17	—	—	(h)	0.0	(g)
Atmos Energy Corp.	7	—	—	(h)	0.0	(g)
AutoNation, Inc.	85	—	—	(h)	0.0	(g)
AvalonBay Communities, Inc.	130	—	—	(h)	0.0	(g)
Avantor, Inc.	110	—	—	(h)	0.0	(g)
Avery Dennison Corp.	59	—	—	(h)	0.0	(g)
Avidity Biosciences, Inc.	27	—	—	(h)	0.0	(g)
Avis Budget Group, Inc.	106	—	—	(h)	0.0	(g)
Axalta Coating Systems Ltd.	12	—	1		0.0	(g)
Axcelis Technologies, Inc.	6	—	—	(h)	0.0	(g)
Axos Financial, Inc.	20	—	1		0.0	(g)
Baldwin Insurance Group, Inc. (The)	34	—	3		0.0	(g)
Ball Corp.	36	—	—	(h)	0.0	(g)
Baxter International, Inc.	24	—	—	(h)	0.0	(g)
Beam Therapeutics, Inc.	9	—	—	(h)	0.0	(g)
Belden, Inc.	7	—	1		0.0	(g)
Bentley Systems, Inc.	59	—	2		0.0	(g)
Biglari Holdings, Inc.	20	—	—	(h)	0.0	(g)
BILL Holdings, Inc.	33	—	—	(h)	0.0	(g)
Bio-Rad Laboratories, Inc.	20	—	—	(h)	0.0	(g)
BlackSky Technology, Inc.	12	—	1		0.0	(g)
Blackstone Mortgage Trust, Inc.	5	—	—	(h)	0.0	(g)
Blackstone Secured Lending Fund	44	—	3		0.0	(g)
Block, Inc.	101	—	8		0.0	(g)
Bloomin’ Brands, Inc.	6	—	—	(h)	0.0	(g)
Blue Owl Capital, Inc.	4	—	—		0.0	(g)
Boot Barn Holdings, Inc.	130	—	9		0.0	(g)
Bridgebio Pharma, Inc.	57	—	1		0.0	(g)
Bright Horizons Family Solutions, Inc.	20	—	—	(h)	0.0	(g)
BrightSpring Health Services, Inc.	16	—	—	(h)	0.0	(g)
Brightstar Lottery plc	3	—	—	(h)	0.0	(g)
Brixmor Property Group, Inc.	22	—	—	(h)	0.0	(g)
Broadstone Net Lease, Inc.	4	—	—	(h)	0.0	(g)
Brown-Forman Corp.	108	—	1		0.0	(g)
Bruker Corp.	56	—	2		0.0	(g)
Builders FirstSource, Inc.	313	—	9		0.0	(g)
Bumble, Inc.	5	—	1		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Bunge Global SA	155	—	—	(h)	0.0	(g)
Burford Capital Ltd.	5	—	—	(h)	0.0	(g)
BXP, Inc.	21	—	—	(h)	0.0	(g)
Cable One, Inc.	21	—	—	(h)	0.0	(g)
CACI International, Inc.	82	—	—	(h)	0.0	(g)
Cactus, Inc.	7	—	—	(h)	0.0	(g)
Cadence Bank	13	—	—	(h)	0.0	(g)
Caesars Entertainment, Inc.	116	—	—	(h)	0.0	(g)
Camping World Holdings, Inc.	26	—	1		0.0	(g)
Capital One Financial Corp.	43	—	3		0.0	(g)
CareTrust REIT, Inc.	79	—	—	(h)	0.0	(g)
Carrier Global Corp.	202	—	3		0.0	(g)
Carter’s, Inc.	54	—	6		0.0	(g)
Carvana Co.	347	—	14		0.0	(g)
Casella Waste Systems, Inc.	5	—	—		0.0	(g)
Cava Group, Inc.	94	—	5		0.0	(g)
CBIZ, Inc.	22	—	—	(h)	0.0	(g)
Cboe Global Markets, Inc.	175	—	—	(h)	0.0	(g)
CCC Intelligent Solutions Holdings, Inc.	138	—	9		0.0	(g)
Celanese Corp.	9	—	—	(h)	0.0	(g)
Celldex Therapeutics, Inc.	8	—	—	(h)	0.0	(g)
Celsius Holdings, Inc.	179	—	—	(h)	0.0	(g)
CenterPoint Energy, Inc.	246	—	—	(h)	0.0	(g)
Centrus Energy Corp.	104	—	—	(h)	0.0	(g)
Century Aluminum Co.	16	—	—	(h)	0.0	(g)
Century Communities, Inc.	8	—	—	(h)	0.0	(g)
Certara, Inc.	3	—	—	(h)	0.0	(g)
CG oncology, Inc.	24	—	—	(h)	0.0	(g)
Champion Homes, Inc.	18	—	—	(h)	0.0	(g)
Cheesecake Factory, Inc. (The)	26	—	—	(h)	0.0	(g)
Chefs’ Warehouse, Inc. (The)	20	—	1		0.0	(g)
Cheniere Energy, Inc.	25	—	—	(h)	0.0	(g)
Chewy, Inc.	99	—	—	(h)	0.0	(g)
Chime Financial, Inc.	24	—	4		0.0	(g)
Chord Energy Corp.	23	—	—	(h)	0.0	(g)
Church & Dwight Co., Inc.	328	—	12		0.0	(g)
Cidara Therapeutics, Inc.	3	—	—	(h)	0.0	(g)
Cigna Group (The)	197	—	2		0.0	(g)
Cinemark Holdings, Inc.	22	—	—	(h)	0.0	(g)
Cipher Mining, Inc.	48	—	—	(h)	0.0	(g)
Civitas Resources, Inc.	19	—	—	(h)	0.0	(g)
Cleveland-Cliffs, Inc.	78	—	—	(h)	0.0	(g)
Cloudflare, Inc.	89	—	5		0.0	(g)
CMS Energy Corp.	29	—	—	(h)	0.0	(g)
Coca-Cola Co. (The)	903	—	3		0.0	(g)
Coeur Mining, Inc.	113	—	—	(h)	0.0	(g)
Cogent Communications Holdings, Inc.	21	—	1		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Cohen & Steers, Inc.	4	—	—	(h)	0.0	(g)
Coherent Corp.	118	—	2		0.0	(g)
Colgate-Palmolive Co.	75	—	—	(h)	0.0	(g)
Comstock Resources, Inc.	6	—	—	(h)	0.0	(g)
Concentrix Corp.	25	—	6		0.0	(g)
Constellation Brands, Inc.	164	—	—	(h)	0.0	(g)
Constellation Energy Corp.	88	—	—	(h)	0.0	(g)
Construction Partners, Inc.	67	—	4		0.0	(g)
Cooper Cos., Inc. (The)	74	—	—	(h)	0.0	(g)
COPT Defense Properties	53	—	3		0.0	(g)
Core & Main, Inc.	88	—	—	(h)	0.0	(g)
Core Natural Resources, Inc.	64	—	—	(h)	0.0	(g)
CoreWeave, Inc.	16	—	—	(h)	0.0	(g)
CorMedix, Inc.	3	—	—	(h)	0.0	(g)
Corpay, Inc.	51	—	2		0.0	(g)
CoStar Group, Inc.	148	—	5		0.0	(g)
Coterra Energy, Inc.	87	—	—	(h)	0.0	(g)
Coty, Inc.	10	—	—	(h)	0.0	(g)
Coupang, Inc.	233	—	7		0.0	(g)
Cracker Barrel Old Country Store, Inc.	10	—	—	(h)	0.0	(g)
Crane NXT Co.	13	—	—	(h)	0.0	(g)
Credit Acceptance Corp.	8	—	—	(h)	0.0	(g)
Crescent Energy Co.	10	—	—	(h)	0.0	(g)
Crocs, Inc.	21	—	—	(h)	0.0	(g)
Crowdstrike Holdings, Inc.	151	—	4		0.0	(g)
Crown Holdings, Inc.	11	—	—	(h)	0.0	(g)
CSW Industrials, Inc.	7	—	—	(h)	0.0	(g)
CSX Corp.	68	—	—	(h)	0.0	(g)
Cushman & Wakefield plc	9	—	—	(h)	0.0	(g)
CVB Financial Corp.	7	—	—	(h)	0.0	(g)
CVR Energy, Inc.	38	—	—	(h)	0.0	(g)
CVS Health Corp.	252	—	—	(h)	0.0	(g)
Cytokinetics, Inc.	37	—	—	(h)	0.0	(g)
Darden Restaurants, Inc.	76	—	—	(h)	0.0	(g)
DaVita, Inc.	8	—	—	(h)	0.0	(g)
Dell Technologies, Inc.	190	—	—	(h)	0.0	(g)
Diamondback Energy, Inc.	317	—	—	(h)	0.0	(g)
DigitalBridge Group, Inc.	14	—	1		0.0	(g)
Dollar Tree, Inc.	39	—	—	(h)	0.0	(g)
Dominion Energy, Inc.	245	—	—	(h)	0.0	(g)
DoorDash, Inc.	567	—	1		0.0	(g)
Dorman Products, Inc.	26	—	—	(h)	0.0	(g)
Dow, Inc.	293	—	9		0.0	(g)
DR Horton, Inc.	325	—	—	(h)	0.0	(g)
DraftKings, Inc.	9	—	1		0.0	(g)
Dropbox, Inc.	3	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
DT Midstream, Inc.	2	—	—		0.0	(g)
Dycom Industries, Inc.	26	—	—	(h)	0.0	(g)
Dyne Therapeutics, Inc.	32	—	1		0.0	(g)
Eagle Materials, Inc.	115	—	—	(h)	0.0	(g)
EastGroup Properties, Inc.	46	—	—	(h)	0.0	(g)
eBay, Inc.	90	—	—	(h)	0.0	(g)
Ecolab, Inc.	350	—	—	(h)	0.0	(g)
Edgewell Personal Care Co.	7	—	—	(h)	0.0	(g)
Elanco Animal Health, Inc.	32	—	—	(h)	0.0	(g)
Element Solutions, Inc.	7	—	—	(h)	0.0	(g)
elf Beauty, Inc.	387	—	24		0.0	(g)
Emerson Electric Co.	26	—	—	(h)	0.0	(g)
Energizer Holdings, Inc.	20	—	2		0.0	(g)
Enpro, Inc.	2	—	—	(h)	0.0	(g)
Ensign Group, Inc. (The)	22	—	—	(h)	0.0	(g)
Entegris, Inc.	269	—	3		0.0	(g)
EOG Resources, Inc.	5	—	—	(h)	0.0	(g)
Equifax, Inc.	154	—	1		0.0	(g)
Equity LifeStyle Properties, Inc.	26	—	—	(h)	0.0	(g)
Equity Residential	44	—	—	(h)	0.0	(g)
Essential Utilities, Inc.	5	—	—	(h)	0.0	(g)
Essex Property Trust, Inc.	116	—	—	(h)	0.0	(g)
Everus Construction Group, Inc.	19	—	—	(h)	0.0	(g)
Evolent Health, Inc.	40	—	—	(h)	0.0	(g)
Extra Space Storage, Inc.	44	—	—	(h)	0.0	(g)
Fair Isaac Corp.	25	—	1		0.0	(g)
Fastenal Co.	128	—	—	(h)	0.0	(g)
Federal Realty Investment Trust	8	—	—	(h)	0.0	(g)
Ferguson Enterprises, Inc.	28	—	1		0.0	(g)
Fidelity National Information Services, Inc.	127	—	—	(h)	0.0	(g)
First Industrial Realty Trust, Inc.	32	—	—	(h)	0.0	(g)
First Interstate BancSystem, Inc.	12	—	—	(h)	0.0	(g)
First Solar, Inc.	402	—	—	(h)	0.0	(g)
FirstCash Holdings, Inc.	53	—	—	(h)	0.0	(g)
FirstEnergy Corp.	156	—	—	(h)	0.0	(g)
Floor & Decor Holdings, Inc.	140	—	20		0.0	(g)
Flowers Foods, Inc.	65	—	—	(h)	0.0	(g)
Fluence Energy, Inc.	56	—	—	(h)	0.0	(g)
Flutter Entertainment plc	281	—	35		0.0	(g)
FMC Corp.	68	—	6		0.0	(g)
FNB Corp./PA	16	—	—	(h)	0.0	(g)
Fortive Corp.	105	—	—	(h)	0.0	(g)
Four Corners Property Trust, Inc.	22	—	1		0.0	(g)
Franklin Resources, Inc.	18	—	—	(h)	0.0	(g)
Freeport-McMoRan, Inc.	210	—	34		0.0	(g)
FS KKR Capital Corp.	9	—	—	(h)	0.0	(g)
FTI Consulting, Inc.	105	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Fulton Financial Corp.	9	—	—	(h)	0.0	(g)
Galaxy Digital, Inc.	72	—	—	(h)	0.0	(g)
Gaming and Leisure Properties, Inc.	161	—	—	(h)	0.0	(g)
GE HealthCare Technologies, Inc.	83	—	—	(h)	0.0	(g)
GeneDx Holdings Corp.	35	—	7		0.0	(g)
Genuine Parts Co.	278	—	—	(h)	0.0	(g)
Gitlab, Inc.	12	—	1		0.0	(g)
Glacier Bancorp, Inc.	6	—	—	(h)	0.0	(g)
GLOBALFOUNDRIES, Inc.	18	—	—	(h)	0.0	(g)
Gogo, Inc.	6	—	—	(h)	0.0	(g)
Goodyear Tire & Rubber Co. (The)	2	—	—	(h)	0.0	(g)
Goosehead Insurance, Inc.	6	—	—	(h)	0.0	(g)
Graphic Packaging Holding Co.	89	—	—	(h)	0.0	(g)
Green Brick Partners, Inc.	12	—	—	(h)	0.0	(g)
Grindr, Inc.	11	—	1		0.0	(g)
Grocery Outlet Holding Corp.	79	—	3		0.0	(g)
Group 1 Automotive, Inc.	76	—	3		0.0	(g)
GXO Logistics, Inc.	85	—	—	(h)	0.0	(g)
Haemonetics Corp.	2	—	—	(h)	0.0	(g)
Hasbro, Inc.	104	—	—	(h)	0.0	(g)
Hawkins, Inc.	63	—	—	(h)	0.0	(g)
Hayward Holdings, Inc.	30	—	—	(h)	0.0	(g)
HCI Group, Inc.	4	—	—	(h)	0.0	(g)
Helen of Troy Ltd.	4	—	—	(h)	0.0	(g)
Helmerich & Payne, Inc.	24	—	—	(h)	0.0	(g)
Henry Schein, Inc.	40	—	—	(h)	0.0	(g)
Herc Holdings, Inc.	16	—	1		0.0	(g)
Hercules Capital, Inc.	7	—	—	(h)	0.0	(g)
Hershey Co. (The)	131	—	2		0.0	(g)
Hewlett Packard Enterprise Co.	316	—	8		0.0	(g)
Hexcel Corp.	13	—	—	(h)	0.0	(g)
HF Sinclair Corp.	49	—	—	(h)	0.0	(g)
Hilton Grand Vacations, Inc.	18	—	1		0.0	(g)
Hims & Hers Health, Inc.	212	—	5		0.0	(g)
Home BancShares, Inc./AR	8	—	—	(h)	0.0	(g)
Home Depot, Inc. (The)	106	—	2		0.0	(g)
Hormel Foods Corp.	30	—	—	(h)	0.0	(g)
Host Hotels & Resorts, Inc.	16	—	—	(h)	0.0	(g)
HP, Inc.	11	—	1		0.0	(g)
Hubbell, Inc.	360	—	11		0.0	(g)
Huntsman Corp.	23	—	3		0.0	(g)
Hyatt Hotels Corp.	227	—	2		0.0	(g)
Ibotta, Inc.	13	—	—	(h)	0.0	(g)
ICF International, Inc.	4	—	—	(h)	0.0	(g)
ICU Medical, Inc.	15	—	1		0.0	(g)
Ideaya Biosciences, Inc.	7	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
IDEX Corp.	8	—	—	(h)	0.0	(g)
Independence Realty Trust, Inc.	40	—	2		0.0	(g)
Independent Bank Corp.	18	—	—	(h)	0.0	(g)
Innodata, Inc.	113	—	—	(h)	0.0	(g)
Insight Enterprises, Inc.	19	—	1		0.0	(g)
Insmed, Inc.	21	—	—	(h)	0.0	(g)
Installed Building Products, Inc.	99	—	5		0.0	(g)
Integer Holdings Corp.	8	—	—	(h)	0.0	(g)
International Paper Co.	374	—	—	(h)	0.0	(g)
International Seaways, Inc.	51	—	2		0.0	(g)
Interparfums, Inc.	11	—	—	(h)	0.0	(g)
Invitation Homes, Inc.	36	—	—	(h)	0.0	(g)
IQVIA Holdings, Inc.	15	—	—	(h)	0.0	(g)
J M Smucker Co. (The)	117	—	—	(h)	0.0	(g)
JBT Marel Corp.	23	—	—	(h)	0.0	(g)
John Wiley & Sons, Inc.	3	—	—	(h)	0.0	(g)
KB Home	30	—	—	(h)	0.0	(g)
Kennametal, Inc.	7	—	—	(h)	0.0	(g)
Kilroy Realty Corp.	28	—	1		0.0	(g)
Kimberly-Clark Corp.	338	—	2		0.0	(g)
Kinder Morgan, Inc.	25	—	—	(h)	0.0	(g)
Kinsale Capital Group, Inc.	46	—	—	(h)	0.0	(g)
Kite Realty Group Trust	3	—	—	(h)	0.0	(g)
Knife River Corp.	38	—	—	(h)	0.0	(g)
Knight-Swift Transportation Holdings, Inc.	75	—	1		0.0	(g)
Kodiak Gas Services, Inc.	74	—	—	(h)	0.0	(g)
Kraft Heinz Co. (The)	159	—	—	(h)	0.0	(g)
Kratos Defense & Security Solutions, Inc.	277	—	—	(h)	0.0	(g)
Krystal Biotech, Inc.	14	—	—	(h)	0.0	(g)
Kura Sushi USA, Inc.	37	—	9		0.0	(g)
Kymera Therapeutics, Inc.	35	—	—	(h)	0.0	(g)
Lamar Advertising Co.	17	—	—	(h)	0.0	(g)
Las Vegas Sands Corp.	6	—	—	(h)	0.0	(g)
Laureate Education, Inc.	5	—	—	(h)	0.0	(g)
Lazard, Inc.	2	—	—	(h)	0.0	(g)
LCI Industries	10	—	—	(h)	0.0	(g)
Lear Corp.	18	—	—	(h)	0.0	(g)
Leidos Holdings, Inc.	49	—	—	(h)	0.0	(g)
Lennar Corp.	183	—	3		0.0	(g)
Leonardo DRS, Inc.	6	—	—	(h)	0.0	(g)
Levi Strauss & Co.	7	—	—	(h)	0.0	(g)
LGI Homes, Inc.	26	—	3		0.0	(g)
Liberty Media Corp-Liberty Formula One	86	—	—	(h)	0.0	(g)
Life360, Inc.	46	—	—	(h)	0.0	(g)
Limbach Holdings, Inc.	33	—	3		0.0	(g)
Linde plc	663	—	6		0.0	(g)
Lineage, Inc.	21	—	1		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Lithia Motors, Inc.	61	—	3		0.0	(g)
LKQ Corp.	41	—	—	(h)	0.0	(g)
Loar Holdings, Inc.	86	—	—	(h)	0.0	(g)
Lockheed Martin Corp.	412	—	—	(h)	0.0	(g)
LPL Financial Holdings, Inc.	30	—	—	(h)	0.0	(g)
Lumentum Holdings, Inc.	49	—	2		0.0	(g)
LyondellBasell Industries NV	116	—	7		0.0	(g)
M&T Bank Corp.	58	—	—	(h)	0.0	(g)
M/I Homes, Inc.	2	—	—	(h)	0.0	(g)
Macerich Co. (The)	26	—	—	(h)	0.0	(g)
Macy’s, Inc.	4	—	—	(h)	0.0	(g)
Madison Square Garden Sports Corp.	5	—	—	(h)	0.0	(g)
Magnite, Inc.	64	—	9		0.0	(g)
MARA Holdings, Inc.	274	—	2		0.0	(g)
Marriott International, Inc./MD	116	—	4		0.0	(g)
Martin Marietta Materials, Inc.	283	—	—	(h)	0.0	(g)
Marzetti Company (The)	33	—	1		0.0	(g)
Masco Corp.	18	—	—	(h)	0.0	(g)
Matador Resources Co.	34	—	1		0.0	(g)
Match Group, Inc.	27	—	2		0.0	(g)
Matson, Inc.	14	—	1		0.0	(g)
Maximus, Inc.	61	—	—	(h)	0.0	(g)
McCormick & Co., Inc./MD	112	—	—	(h)	0.0	(g)
Mercury General Corp.	4	—	—	(h)	0.0	(g)
Meta Platforms, Inc.	782	—	46		0.0	(g)
Mettler-Toledo International, Inc.	18	—	—	(h)	0.0	(g)
MGM Resorts International	7	—	—	(h)	0.0	(g)
Microsoft Corp.	619	—	1		0.0	(g)
Mirion Technologies, Inc.	56	—	2		0.0	(g)
Mohawk Industries, Inc.	74	—	1		0.0	(g)
Molina Healthcare, Inc.	97	—	—	(h)	0.0	(g)
Molson Coors Beverage Co.	264	—	9		0.0	(g)
Mondelez International, Inc.	246	—	5		0.0	(g)
MP Materials Corp.	120	—	13		0.0	(g)
MSA Safety, Inc.	21	—	—	(h)	0.0	(g)
MSC Industrial Direct Co., Inc.	37	—	—	(h)	0.0	(g)
MSCI, Inc.	14	—	—	(h)	0.0	(g)
National Health Investors, Inc.	52	—	—	(h)	0.0	(g)
National Vision Holdings, Inc.	41	—	—	(h)	0.0	(g)
Navitas Semiconductor Corp.	87	—	—	(h)	0.0	(g)
nCino, Inc.	33	—	3		0.0	(g)
NCR Atleos Corp.	6	—	—		0.0	(g)
NCR Voyix Corp.	7	—	—	(h)	0.0	(g)
Neogen Corp.	26	—	—	(h)	0.0	(g)
Newell Brands, Inc.	18	—	1		0.0	(g)
Newmark Group, Inc.	3	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Nexstar Media Group, Inc.	39	—	1		0.0	(g)
NextNav, Inc.	16	—	3		0.0	(g)
NEXTracker, Inc.	64	—	—	(h)	0.0	(g)
NIKE, Inc.	155	—	3		0.0	(g)
NNN REIT, Inc.	68	—	—	(h)	0.0	(g)
Noble Corp. plc	74	—	1		0.0	(g)
Nordson Corp.	25	—	—	(h)	0.0	(g)
Norfolk Southern Corp.	118	—	—	(h)	0.0	(g)
Northern Oil & Gas, Inc.	56	—	1		0.0	(g)
Northrop Grumman Corp.	50	—	—	(h)	0.0	(g)
Novavax, Inc.	28	—	—	(h)	0.0	(g)
Nuvalent, Inc.	54	—	—	(h)	0.0	(g)
NVIDIA Corp.	219	—	—	(h)	0.0	(g)
Occidental Petroleum Corp.	348	—	—	(h)	0.0	(g)
Ocular Therapeutix, Inc.	17	—	—	(h)	0.0	(g)
O-I Glass, Inc.	12	—	—	(h)	0.0	(g)
Old Dominion Freight Line, Inc.	12	—	—	(h)	0.0	(g)
Old National Bancorp	22	—	—	(h)	0.0	(g)
Olin Corp.	15	—	—	(h)	0.0	(g)
Ollie’s Bargain Outlet Holdings, Inc.	148	—	12		0.0	(g)
Omega Healthcare Investors, Inc.	182	—	—	(h)	0.0	(g)
Omnicom Group, Inc.	163	—	—	(h)	0.0	(g)
ON Semiconductor Corp.	99	—	4		0.0	(g)
Oracle Corp.	778	—	61		0.1
Orchid Island Capital, Inc.	13	—	—	(h)	0.0	(g)
Organon & Co.	11	—	—	(h)	0.0	(g)
Ormat Technologies, Inc.	5	—	—	(h)	0.0	(g)
Outfront Media, Inc.	28	—	1		0.0	(g)
Owens Corning	23	—	—	(h)	0.0	(g)
Oxford Industries, Inc.	2	—	—	(h)	0.0	(g)
Packaging Corp. of America	66	—	—	(h)	0.0	(g)
Pagaya Technologies Ltd.	57	—	26		0.0	(g)
Palantir Technologies, Inc.	151	—	—	(h)	0.0	(g)
Palomar Holdings, Inc.	5	—	—	(h)	0.0	(g)
Papa John’s International, Inc.	37	—	—	(h)	0.0	(g)
PAR Technology Corp.	12	—	1		0.0	(g)
Parsons Corp.	87	—	—	(h)	0.0	(g)
Patrick Industries, Inc.	29	—	1		0.0	(g)
Patterson-UTI Energy, Inc.	14	—	1		0.0	(g)
Paychex, Inc.	125	—	2		0.0	(g)
Paycom Software, Inc.	47	—	2		0.0	(g)
Pebblebrook Hotel Trust	4	—	—	(h)	0.0	(g)
Penn Entertainment, Inc.	48	—	—	(h)	0.0	(g)
PennyMac Financial Services, Inc.	3	—	—	(h)	0.0	(g)
Penske Automotive Group, Inc.	68	—	1		0.0	(g)
Performance Food Group Co.	46	—	1		0.0	(g)
Permian Resources Corp.	45	—	2		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Perpetua Resources Corp.	10	—	—	(h)	0.0	(g)
Pilgrim’s Pride Corp.	47	—	—	(h)	0.0	(g)
Pitney Bowes, Inc.	12	—	—	(h)	0.0	(g)
Planet Fitness, Inc.	12	—	—	(h)	0.0	(g)
Pool Corp.	76	—	2		0.0	(g)
PotlatchDeltic Corp.	13	—	—	(h)	0.0	(g)
Powell Industries, Inc.	55	—	—	(h)	0.0	(g)
PPG Industries, Inc.	88	—	2		0.0	(g)
PriceSmart, Inc.	16	—	—	(h)	0.0	(g)
Primo Brands Corp.	8	—	—	(h)	0.0	(g)
Privia Health Group, Inc.	5	—	—	(h)	0.0	(g)
PROCEPT BioRobotics Corp.	25	—	1		0.0	(g)
Procter & Gamble Co. (The)	206	—	4		0.0	(g)
Prologis, Inc.	151	—	—	(h)	0.0	(g)
PulteGroup, Inc.	190	—	—	(h)	0.0	(g)
PureCycle Technologies, Inc.	10	—	1		0.0	(g)
PVH Corp.	54	—	1		0.0	(g)
Quaker Chemical Corp.	3	—	—	(h)	0.0	(g)
Quanta Services, Inc.	185	—	—	(h)	0.0	(g)
QuantumScape Corp.	54	—	5		0.0	(g)
QuidelOrtho Corp.	13	—	—	(h)	0.0	(g)
QXO, Inc.	310	—	29		0.0	(g)
RadNet, Inc.	52	—	—	(h)	0.0	(g)
Ramaco Resources, Inc.	64	—	—	(h)	0.0	(g)
RB Global, Inc.	201	—	21		0.0	(g)
RBC Bearings, Inc.	35	—	—	(h)	0.0	(g)
Realty Income Corp.	544	—	1		0.0	(g)
Regal Rexnord Corp.	36	—	—	(h)	0.0	(g)
Regency Centers Corp.	101	—	—	(h)	0.0	(g)
Regeneron Pharmaceuticals, Inc.	52	—	1		0.0	(g)
Reliance, Inc.	14	—	—	(h)	0.0	(g)
Renasant Corp.	14	—	1		0.0	(g)
Revolution Medicines, Inc.	98	—	—	(h)	0.0	(g)
Revolve Group, Inc.	8	—	—	(h)	0.0	(g)
Revvity, Inc.	44	—	—	(h)	0.0	(g)
Rexford Industrial Realty, Inc.	142	—	3		0.0	(g)
Reynolds Consumer Products, Inc.	33	—	—	(h)	0.0	(g)
RH	18	—	2		0.0	(g)
Rigetti Computing, Inc.	156	—	—	(h)	0.0	(g)
Rivian Automotive, Inc.	56	—	1		0.0	(g)
Rocket Lab Corp.	45	—	—	(h)	0.0	(g)
Roivant Sciences Ltd.	57	—	—	(h)	0.0	(g)
Royal Caribbean Cruises Ltd.	186	—	3		0.0	(g)
RPM International, Inc.	20	—	—	(h)	0.0	(g)
RTX Corp.	3	—	—	(h)	0.0	(g)
Rumble, Inc.	7	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
RXO, Inc.	52	—	3		0.0	(g)
Ryan Specialty Holdings, Inc.	39	—	—	(h)	0.0	(g)
Ryman Hospitality Properties, Inc.	144	—	12		0.0	(g)
S&P Global, Inc.	257	—	12		0.0	(g)
Sabra Health Care REIT, Inc.	2	—	—	(h)	0.0	(g)
Saia, Inc.	148	—	5		0.0	(g)
SailPoint, Inc.	22	—	1		0.0	(g)
Scholar Rock Holding Corp.	5	—	—	(h)	0.0	(g)
Science Applications International Corp.	7	—	—	(h)	0.0	(g)
Scotts Miracle-Gro Co. (The)	58	—	1		0.0	(g)
Sealed Air Corp.	26	—	—	(h)	0.0	(g)
Sempra	149	—	—	(h)	0.0	(g)
Sensient Technologies Corp.	19	—	2		0.0	(g)
Sezzle, Inc.	70	—	12		0.0	(g)
Shake Shack, Inc.	45	—	3		0.0	(g)
SharkNinja, Inc.	302	—	36		0.0	(g)
Sherwin-Williams Co. (The)	607	—	2		0.0	(g)
Shift4 Payments, Inc.	61	—	9		0.0	(g)
Shoals Technologies Group, Inc.	49	—	—	(h)	0.0	(g)
Signet Jewelers Ltd.	45	—	—	(h)	0.0	(g)
Silgan Holdings, Inc.	29	—	—	(h)	0.0	(g)
Simmons First National Corp.	6	—	—	(h)	0.0	(g)
Simply Good Foods Co. (The)	46	—	3		0.0	(g)
Simpson Manufacturing Co., Inc.	24	—	2		0.0	(g)
Sirius XM Holdings, Inc.	5	—	—	(h)	0.0	(g)
SiteOne Landscape Supply, Inc.	26	—	1		0.0	(g)
Six Flags Entertainment Corp.	119	—	—	(h)	0.0	(g)
SL Green Realty Corp.	45	—	1		0.0	(g)
SLB Ltd.	315	—	—	(h)	0.0	(g)
SLM Corp.	8	—	—	(h)	0.0	(g)
Solaris Energy Infrastructure, Inc.	47	—	—	(h)	0.0	(g)
Soleno Therapeutics, Inc.	15	—	—	(h)	0.0	(g)
Somnigroup International, Inc.	260	—	4		0.0	(g)
Sonic Automotive, Inc.	13	—	—	(h)	0.0	(g)
SoundHound AI, Inc.	194	—	1		0.0	(g)
Southern Co. (The)	331	—	—	(h)	0.0	(g)
SOUTHSTATE BANK Corp.,	44	—	1		0.0	(g)
Spectrum Brands Holdings, Inc.	10	—	—	(h)	0.0	(g)
Spire, Inc.	8	—	—	(h)	0.0	(g)
SPX Technologies, Inc.	20	—	—	(h)	0.0	(g)
SSR Mining, Inc.	32	—	—	(h)	0.0	(g)
STAG Industrial, Inc.	16	—	—	(h)	0.0	(g)
StandardAero, Inc.	73	—	1		0.0	(g)
Standex International Corp.	3	—	—	(h)	0.0	(g)
Stanley Black & Decker, Inc.	66	—	1		0.0	(g)
Starbucks Corp.	884	—	1		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Sterling Infrastructure, Inc.	14	—	1		0.0	(g)
Steven Madden Ltd.	72	—	—	(h)	0.0	(g)
StoneX Group, Inc.	8	—	—	(h)	0.0	(g)
Stride, Inc.	64	—	—	(h)	0.0	(g)
Sunstone Hotel Investors, Inc.	6	—	—	(h)	0.0	(g)
Surgery Partners, Inc.	49	—	—	(h)	0.0	(g)
Sweetgreen, Inc.	61	—	5		0.0	(g)
Synopsys, Inc.	521	—	2		0.0	(g)
Sysco Corp.	177	—	1		0.0	(g)
Take-Two Interactive Software, Inc.	80	—	—	(h)	0.0	(g)
Targa Resources Corp.	32	—	—	(h)	0.0	(g)
TD SYNNEX Corp.	112	—	—	(h)	0.0	(g)
Tecnoglass, Inc.	24	—	1		0.0	(g)
Teladoc Health, Inc.	6	—	1		0.0	(g)
Telephone and Data Systems, Inc.	9	—	—	(h)	0.0	(g)
Tempus AI, Inc.	36	—	3		0.0	(g)
Terreno Realty Corp.	7	—	—	(h)	0.0	(g)
Tetra Tech, Inc.	17	—	1		0.0	(g)
Texas Pacific Land Corp.	43	—	—	(h)	0.0	(g)
Thor Industries, Inc.	22	—	—	(h)	0.0	(g)
Tidewater, Inc.	45	—	2		0.0	(g)
Timken Co. (The)	62	—	2		0.0	(g)
TJX Cos., Inc. (The)	13	—	—	(h)	0.0	(g)
TKO Group Holdings, Inc.	213	—	—	(h)	0.0	(g)
Toll Brothers, Inc.	41	—	—	(h)	0.0	(g)
TopBuild Corp.	92	—	7		0.0	(g)
Topgolf Callaway Brands Corp.	20	—	—	(h)	0.0	(g)
Tractor Supply Co.	64	—	3		0.0	(g)
TransDigm Group, Inc.	211	—	—	(h)	0.0	(g)
TransMedics Group, Inc.	27	—	3		0.0	(g)
TransUnion	179	—	17		0.0	(g)
Travel + Leisure Co.	20	—	—	(h)	0.0	(g)
TreeHouse Foods, Inc.	8	—	—	(h)	0.0	(g)
Trex Co., Inc.	4	—	—	(h)	0.0	(g)
Trimble, Inc.	10	—	—	(h)	0.0	(g)
TSS, Inc./MD	57	—	—	(h)	0.0	(g)
Tyler Technologies, Inc.	30	—	—	(h)	0.0	(g)
Uber Technologies, Inc.	108	—	2		0.0	(g)
UDR, Inc.	7	—	—	(h)	0.0	(g)
UFP Technologies, Inc.	10	—	—	(h)	0.0	(g)
UL Solutions, Inc.	21	—	—	(h)	0.0	(g)
UMB Financial Corp.	35	—	1		0.0	(g)
Under Armour, Inc.	28	—	—	(h)	0.0	(g)
United Bankshares, Inc./WV	6	—	—	(h)	0.0	(g)
United Natural Foods, Inc.	8	—	—	(h)	0.0	(g)
United Parcel Service, Inc.	199	—	2		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
United Rentals, Inc.	32	—	—	(h)	0.0	(g)
UnitedHealth Group, Inc.	278	—	—	(h)	0.0	(g)
Unity Software, Inc.	65	—	10		0.0	(g)
Universal Technical Institute, Inc.	10	—	—	(h)	0.0	(g)
UroGen Pharma Ltd.	40	—	—	(h)	0.0	(g)
Vail Resorts, Inc.	89	—	—	(h)	0.0	(g)
Valvoline, Inc.	25	—	2		0.0	(g)
Vaxcyte, Inc.	19	—	—	(h)	0.0	(g)
Veeco Instruments, Inc.	3	—	—	(h)	0.0	(g)
Ventas, Inc.	123	—	—	(h)	0.0	(g)
Venture Global, Inc.	29	—	—	(h)	0.0	(g)
Verizon Communications, Inc.	422	—	—	(h)	0.0	(g)
Vertex, Inc.	46	—	1		0.0	(g)
VF Corp.	91	—	1		0.0	(g)
Viasat, Inc.	3	—	—	(h)	0.0	(g)
Viper Energy, Inc.	10	—	—	(h)	0.0	(g)
Visa, Inc.	259	—	—	(h)	0.0	(g)
Vishay Intertechnology, Inc.	7	—	—	(h)	0.0	(g)
Vistra Corp.	141	—	12		0.0	(g)
Vita Coco Co., Inc. (The)	27	—	—	(h)	0.0	(g)
Vital Farms, Inc.	42	—	3		0.0	(g)
Vontier Corp.	7	—	—	(h)	0.0	(g)
Voya Financial, Inc.	35	—	1		0.0	(g)
Voyager Technologies, Inc.	26	—	—	(h)	0.0	(g)
VSE Corp.	33	—	—	(h)	0.0	(g)
Vulcan Materials Co.	521	—	—	(h)	0.0	(g)
Warner Bros Discovery, Inc.	435	—	—	(h)	0.0	(g)
Warner Music Group Corp.	2	—	—	(h)	0.0	(g)
Warrior Met Coal, Inc.	104	—	—	(h)	0.0	(g)
Watsco, Inc.	102	—	—	(h)	0.0	(g)
Wayfair, Inc.	98	—	—	(h)	0.0	(g)
Waystar Holding Corp.	44	—	1		0.0	(g)
WD-40 Co.	17	—	1		0.0	(g)
Weatherford International plc	7	—	—	(h)	0.0	(g)
WEC Energy Group, Inc.	293	—	—	(h)	0.0	(g)
Wendy’s Co. (The)	70	—	2		0.0	(g)
Werner Enterprises, Inc.	4	—	—		0.0	(g)
WESCO International, Inc.	48	—	—	(h)	0.0	(g)
Western Union Co. (The)	6	—	—	(h)	0.0	(g)
Westinghouse Air Brake Technologies Corp.	8	—	—	(h)	0.0	(g)
Westlake Corp.	190	—	16		0.0	(g)
WEX, Inc.	95	—	3		0.0	(g)
Weyerhaeuser Co.	41	—	—	(h)	0.0	(g)
Whirlpool Corp.	65	—	4		0.0	(g)
White Mountains Insurance Group Ltd.	7	—	—	(h)	0.0	(g)
Williams Cos., Inc. (The)	125	—	1		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Williams-Sonoma, Inc.	24	—	—	(h)	0.0	(g)
WillScot Holdings Corp.	24	—	2		0.0	(g)
Wingstop, Inc.	338	—	3		0.0	(g)
Winnebago Industries, Inc.	13	—	—	(h)	0.0	(g)
Wolverine World Wide, Inc.	68	—	7		0.0	(g)
Woodward, Inc.	11	—	—	(h)	0.0	(g)
Workiva, Inc.	28	—	—	(h)	0.0	(g)
WP Carey, Inc.	3	—	—	(h)	0.0	(g)
WSFS Financial Corp.	6	—	—	(h)	0.0	(g)
Wyndham Hotels & Resorts, Inc.	109	—	6		0.0	(g)
Wynn Resorts Ltd.	97	—	1		0.0	(g)
Xcel Energy, Inc.	20	—	—	(h)	0.0	(g)
Xometry, Inc.	7	—	—	(h)	0.0	(g)
XPO, Inc.	272	—	4		0.0	(g)
Xylem, Inc./NY	21	—	—	(h)	0.0	(g)
YETI Holdings, Inc.	36	—	2		0.0	(g)
Zillow Group, Inc.	73	—	11		0.0	(g)
Zimmer Biomet Holdings, Inc.	22	—	—	(h)	0.0	(g)
Zscaler, Inc.	96	—	—	(h)	0.0	(g)
Zurn Elkay Water Solutions Corp.	4	—	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		—	1,196		0.1

Total of Long and Short Positions of Total Return Swaps		—	1,196		0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.20%) which is denominated in USD based on the local currencies of the positions within the swap	09/20/2027	1	1,174	10	1,184

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Sony Financial Group, Inc.	—	(h)	1	1		0.0	(g)
United States
BigBear.ai Holdings, Inc.	58		—	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			1	1		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Atlassian Corp.	(506)	—	(1)		0.0	(g)
Bermuda
Arch Capital Group Ltd.	(155)	—	4		0.0	(g)
Assured Guaranty Ltd.	(12)	—	—	(h)	0.0	(g)
Axis Capital Holdings Ltd.	(17)	—	—	(h)	0.0	(g)
Essent Group Ltd.	(16)	—	—	(h)	0.0	(g)
Everest Group Ltd.	(167)	—	7		0.0	(g)
Viking Holdings Ltd.	(7)	—	—	(h)	0.0	(g)
Canada
Celestica, Inc.	(47)	—	—	(h)	0.0	(g)
Lululemon Athletica, Inc.	(48)	—	2		0.0	(g)
Shopify, Inc.	(89)	—	—	(h)	0.0	(g)
China
Pony AI, Inc.	(73)	—	6		0.0	(g)
WeRide, Inc.	(33)	—	—	(h)	0.0	(g)
Denmark
Genmab A/S	(21)	—	1		0.0	(g)
Germany
Deutsche Bank AG	(22)	—	—	(h)	0.0	(g)
Ireland
Accenture plc	(60)	—	2		0.0	(g)
AerCap Holdings NV	(95)	—	—	(h)	0.0	(g)
Alkermes plc	(3)	—	—	(h)	0.0	(g)
Ryanair Holdings plc	(22)	—	2		0.0	(g)
TE Connectivity plc	(179)	—	2		0.0	(g)
Trane Technologies plc	(263)	—	9		0.0	(g)
Israel
Check Point Software Technologies Ltd.	(6)	—	—	(h)	0.0	(g)
Elbit Systems Ltd.	(20)	—	1		0.0	(g)
Mobileye Global, Inc.	(74)	—	—	(h)	0.0	(g)
SolarEdge Technologies, Inc.	(127)	—	5		0.0	(g)
Tower Semiconductor Ltd.	(10)	—	—	(h)	0.0	(g)
Wix.com Ltd.	(9)	—	—	(h)	0.0	(g)
ZIM Integrated Shipping Services Ltd.	(3)	—	—	(h)	0.0	(g)
Japan
Sony Group Corp.	(35)	—	—	(h)	0.0	(g)
Jersey
Novocure Ltd.	(6)	—	—	(h)	0.0	(g)
Netherlands
Aegon Ltd.	(33)	—	1		0.0	(g)
ASML Holding NV	(97)	—	3		0.0	(g)
ING Groep NV	(5)	—	—	(h)	0.0	(g)
Nebius Group NV	(299)	—	38		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Panama
Copa Holdings SA	(6)	—	—	(h)	0.0	(g)
Peru
Credicorp Ltd.	(4)	—	—	(h)	0.0	(g)
Puerto Rico
Popular, Inc.	(2)	—	—	(h)	0.0	(g)
Singapore
Bitdeer Technologies Group	(23)	—	—	(h)	0.0	(g)
Kulicke & Soffa Industries, Inc.	(14)	—	—	(h)	0.0	(g)
Sea Ltd.	(449)	—	(1)		0.0	(g)
South Korea
KT Corp.	(7)	—	—	(h)	0.0	(g)
Sweden
Spotify Technology SA	(323)	—	—	(h)	0.0	(g)
Telefonaktiebolaget LM Ericsson	(4)	—	—	(h)	0.0	(g)
Switzerland
Chubb Ltd.	(174)	—	5		0.0	(g)
Garmin Ltd.	(50)	—	2		0.0	(g)
On Holding AG	(36)	—	—	(h)	0.0	(g)
Taiwan
ASE Technology Holding Co. Ltd.	(12)	—	—	(h)	0.0	(g)
Taiwan Semiconductor Manufacturing Co. Ltd.	(43)	—	1		0.0	(g)
United Kingdom
Barclays plc	(18)	—	—	(h)	0.0	(g)
British American Tobacco plc	(96)	—	—	(h)	0.0	(g)
CNH Industrial NV	(45)	—	—	(h)	0.0	(g)
HSBC Holdings plc	(32)	—	—	(h)	0.0	(g)
Janus Henderson Group plc	(44)	—	—	(h)	0.0	(g)
LivaNova plc	(7)	—	—	(h)	0.0	(g)
NatWest Group plc	(29)	—	—	(h)	0.0	(g)
RELX plc	(4)	—	—	(h)	0.0	(g)
Rio Tinto plc	(77)	—	3		0.0	(g)
United States
3M Co.	(519)	—	(1)		0.0	(g)
A O Smith Corp.	(22)	—	—	(h)	0.0	(g)
Abercrombie & Fitch Co.	(151)	—	—	(h)	0.0	(g)
ACI Worldwide, Inc.	(8)	—	—	(h)	0.0	(g)
Acuity, Inc.	(47)	—	1		0.0	(g)
Adient plc	(9)	—	—	(h)	0.0	(g)
Adobe, Inc.	(1,369)	—	(2)		0.0	(g)
Adtalem Global Education, Inc.	(11)	—	1		0.0	(g)
Advance Auto Parts, Inc.	(22)	—	—	(h)	0.0	(g)
Advanced Energy Industries, Inc.	(28)	—	—	(h)	0.0	(g)
AES Corp. (The)	(59)	—	—	(h)	0.0	(g)
Aeva Technologies, Inc.	(5)	—	—	(h)	0.0	(g)
Affiliated Managers Group, Inc.	(28)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Affirm Holdings, Inc.	(82)	—	—	(h)	0.0	(g)
Aflac, Inc.	(17)	—	—	(h)	0.0	(g)
AGCO Corp.	(14)	—	—	(h)	0.0	(g)
Airbnb, Inc.	(541)	—	(1)		0.0	(g)
Akamai Technologies, Inc.	(41)	—	—	(h)	0.0	(g)
Alamo Group, Inc.	(3)	—	—	(h)	0.0	(g)
Alarm.com Holdings, Inc.	(10)	—	—	(h)	0.0	(g)
Alaska Air Group, Inc.	(16)	—	—	(h)	0.0	(g)
Albemarle Corp.	(213)	—	—	(h)	0.0	(g)
Albertsons Cos., Inc.	(33)	—	—	(h)	0.0	(g)
Align Technology, Inc.	(115)	—	—	(h)	0.0	(g)
Alignment Healthcare, Inc.	(5)	—	—	(h)	0.0	(g)
Allegiant Travel Co.	(12)	—	—	(h)	0.0	(g)
Allison Transmission Holdings, Inc.	(21)	—	—	(h)	0.0	(g)
Allstate Corp. (The)	(226)	—	9		0.0	(g)
Ally Financial, Inc.	(7)	—	—	(h)	0.0	(g)
Alnylam Pharmaceuticals, Inc.	(106)	—	—	(h)	0.0	(g)
Altria Group, Inc.	(350)	—	6		0.0	(g)
Amazon.com, Inc.	(320)	—	—	(h)	0.0	(g)
Ambarella, Inc.	(123)	—	—	(h)	0.0	(g)
Ameren Corp.	(12)	—	1		0.0	(g)
American Electric Power Co., Inc.	(118)	—	6		0.0	(g)
American International Group, Inc.	(419)	—	8		0.0	(g)
American States Water Co.	(4)	—	—	(h)	0.0	(g)
American Superconductor Corp.	(12)	—	—	(h)	0.0	(g)
American Tower Corp.	(85)	—	—	(h)	0.0	(g)
Ameriprise Financial, Inc.	(261)	—	1		0.0	(g)
AMETEK, Inc.	(33)	—	—	(h)	0.0	(g)
Amgen, Inc.	(331)	—	—	(h)	0.0	(g)
Amphenol Corp.	(66)	—	1		0.0	(g)
Analog Devices, Inc.	(75)	—	—	(h)	0.0	(g)
Antero Resources Corp.	(102)	—	5		0.0	(g)
APA Corp.	(55)	—	1		0.0	(g)
Appfolio, Inc.	(6)	—	—	(h)	0.0	(g)
Appian Corp.	(10)	—	—	(h)	0.0	(g)
Applied Industrial Technologies, Inc.	(62)	—	—	(h)	0.0	(g)
Archer Aviation, Inc.	(43)	—	—	(h)	0.0	(g)
Ardelyx, Inc.	(2)	—	—	(h)	0.0	(g)
Argan, Inc.	(78)	—	1		0.0	(g)
Arista Networks, Inc.	(17)	—	—	(h)	0.0	(g)
Arrowhead Pharmaceuticals, Inc.	(11)	—	1		0.0	(g)
Artisan Partners Asset Management, Inc.	(4)	—	—	(h)	0.0	(g)
Asana, Inc.	(36)	—	—	(h)	0.0	(g)
Assurant, Inc.	(127)	—	4		0.0	(g)
Astera Labs, Inc.	(48)	—	—	(h)	0.0	(g)
Aurora Innovation, Inc.	(9)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Autodesk, Inc.	(470)	—	(1)		0.0	(g)
Automatic Data Processing, Inc.	(93)	—	—	(h)	0.0	(g)
AutoZone, Inc.	(176)	—	6		0.0	(g)
AvePoint, Inc.	(5)	—	—	(h)	0.0	(g)
Avista Corp.	(17)	—	1		0.0	(g)
Avnet, Inc.	(4)	—	—	(h)	0.0	(g)
Axsome Therapeutics, Inc.	(9)	—	—	(h)	0.0	(g)
Azenta, Inc.	(10)	—	—	(h)	0.0	(g)
Badger Meter, Inc.	(42)	—	—	(h)	0.0	(g)
Balchem Corp.	(5)	—	—	(h)	0.0	(g)
Banc of California, Inc.	(4)	—	—	(h)	0.0	(g)
Bank of America Corp.	(622)	—	(1)		0.0	(g)
Bank of Hawaii Corp.	(4)	—	—	(h)	0.0	(g)
Bank of New York Mellon Corp. (The)	(183)	—	—	(h)	0.0	(g)
BankUnited, Inc.	(8)	—	—	(h)	0.0	(g)
Bath & Body Works, Inc.	(60)	—	—	(h)	0.0	(g)
Berkshire Hathaway, Inc.	(674)	—	12		0.0	(g)
Best Buy Co., Inc.	(84)	—	3		0.0	(g)
Biogen, Inc.	(61)	—	—	(h)	0.0	(g)
BioMarin Pharmaceutical, Inc.	(99)	—	—	(h)	0.0	(g)
Bio-Techne Corp.	(15)	—	1		0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	(7)	—	—	(h)	0.0	(g)
Black Hills Corp.	(9)	—	—	(h)	0.0	(g)
Blackbaud, Inc.	(8)	—	—	(h)	0.0	(g)
Blackrock, Inc.	(96)	—	2		0.0	(g)
Blackstone, Inc.	(455)	—	(1)		0.0	(g)
Bloom Energy Corp.	(84)	—	11		0.0	(g)
Blue Bird Corp.	(2)	—	—	(h)	0.0	(g)
Booking Holdings, Inc.	(97)	—	—	(h)	0.0	(g)
BorgWarner, Inc.	(38)	—	—	(h)	0.0	(g)
Boston Beer Co., Inc. (The)	(10)	—	—	(h)	0.0	(g)
Boston Scientific Corp.	(163)	—	—	(h)	0.0	(g)
Box, Inc.	(27)	—	—	(h)	0.0	(g)
Brady Corp.	(8)	—	—	(h)	0.0	(g)
Brighthouse Financial, Inc.	(50)	—	—	(h)	0.0	(g)
Brink’s Co. (The)	(13)	—	—	(h)	0.0	(g)
Bristol-Myers Squibb Co.	(444)	—	—	(h)	0.0	(g)
Brunswick Corp.	(7)	—	—	(h)	0.0	(g)
Buckle, Inc. (The)	(6)	—	—	(h)	0.0	(g)
Burlington Stores, Inc.	(45)	—	—	(h)	0.0	(g)
C3.ai, Inc.	(9)	—	—	(h)	0.0	(g)
Cadence Design Systems, Inc.	(213)	—	—	(h)	0.0	(g)
California Resources Corp.	(2)	—	—	(h)	0.0	(g)
California Water Service Group	(6)	—	—	(h)	0.0	(g)
Cal-Maine Foods, Inc.	(6)	—	—	(h)	0.0	(g)
Cardinal Health, Inc.	(16)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Cargurus, Inc.	(20)	—	—	(h)	0.0	(g)
CarMax, Inc.	(42)	—	—	(h)	0.0	(g)
Carnival Corp.	(17)	—	—	(h)	0.0	(g)
Catalyst Pharmaceuticals, Inc.	(14)	—	—	(h)	0.0	(g)
Caterpillar, Inc.	(335)	—	7		0.0	(g)
Cathay General Bancorp	(5)	—	—	(h)	0.0	(g)
CDW Corp.	(42)	—	—	(h)	0.0	(g)
Centene Corp.	(45)	—	5		0.0	(g)
CF Industries Holdings, Inc.	(89)	—	4		0.0	(g)
Charles Schwab Corp. (The)	(866)	—	10		0.0	(g)
Chemed Corp.	(41)	—	—	(h)	0.0	(g)
Chemours Co. (The)	(14)	—	—	(h)	0.0	(g)
Chevron Corp.	(386)	—	—	(h)	0.0	(g)
Churchill Downs, Inc.	(25)	—	—	(h)	0.0	(g)
Ciena Corp.	(258)	—	13		0.0	(g)
Cintas Corp.	(416)	—	10		0.0	(g)
Circle Internet Group, Inc.	(499)	—	(1)		0.0	(g)
Cirrus Logic, Inc.	(84)	—	3		0.0	(g)
Cisco Systems, Inc.	(174)	—	1		0.0	(g)
Citigroup, Inc.	(818)	—	(1)		0.0	(g)
Clear Secure, Inc.	(12)	—	—	(h)	0.0	(g)
CME Group, Inc.	(344)	—	7		0.0	(g)
CNO Financial Group, Inc.	(47)	—	—	(h)	0.0	(g)
Cognex Corp.	(137)	—	—	(h)	0.0	(g)
Coinbase Global, Inc.	(328)	—	1		0.0	(g)
Comcast Corp.	(68)	—	—	(h)	0.0	(g)
Commerce Bancshares, Inc./MO	(23)	—	—	(h)	0.0	(g)
Commvault Systems, Inc.	(49)	—	—	(h)	0.0	(g)
ConocoPhillips	(150)	—	2		0.0	(g)
Consolidated Edison, Inc.	(199)	—	7		0.0	(g)
Copart, Inc.	(116)	—	—	(h)	0.0	(g)
Corcept Therapeutics, Inc.	(52)	—	2		0.0	(g)
Corebridge Financial, Inc.	(36)	—	—	(h)	0.0	(g)
CoreCivic, Inc.	(7)	—	—	(h)	0.0	(g)
Corning, Inc.	(334)	—	9		0.0	(g)
Corteva, Inc.	(116)	—	—	(h)	0.0	(g)
Costco Wholesale Corp.	(618)	—	(1)		0.0	(g)
Coursera, Inc.	(10)	—	—	(h)	0.0	(g)
Credo Technology Group Holding Ltd.	(61)	—	—	(h)	0.0	(g)
Curtiss-Wright Corp.	(79)	—	4		0.0	(g)
Customers Bancorp, Inc.	(6)	—	—	(h)	0.0	(g)
Dana, Inc.	(6)	—	—	(h)	0.0	(g)
Danaher Corp.	(201)	—	5		0.0	(g)
Datadog, Inc.	(374)	—	10		0.0	(g)
Deckers Outdoor Corp.	(198)	—	—	(h)	0.0	(g)
Deere & Co.	(292)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Delta Air Lines, Inc.	(170)	—	—	(h)	0.0	(g)
Dexcom, Inc.	(84)	—	—	(h)	0.0	(g)
Docusign, Inc.	(84)	—	—	(h)	0.0	(g)
Dolby Laboratories, Inc.	(3)	—	—	(h)	0.0	(g)
Donaldson Co., Inc.	(27)	—	—	(h)	0.0	(g)
DoubleVerify Holdings, Inc.	(15)	—	—	(h)	0.0	(g)
Doximity, Inc.	(6)	—	—	(h)	0.0	(g)
DTE Energy Co.	(65)	—	2		0.0	(g)
Duolingo, Inc.	(304)	—	29		0.0	(g)
DuPont de Nemours, Inc.	(67)	—	—	(h)	0.0	(g)
Dutch Bros, Inc.	(35)	—	—	(h)	0.0	(g)
DXC Technology Co.	(3)	—	—	(h)	0.0	(g)
Dynatrace, Inc.	(94)	—	—	(h)	0.0	(g)
Eastern Bankshares, Inc.	(13)	—	—	(h)	0.0	(g)
Edison International	(342)	—	—	(h)	0.0	(g)
Elastic NV	(91)	—	—	(h)	0.0	(g)
Electronic Arts, Inc.	(130)	—	18		0.0	(g)
Elevance Health, Inc.	(10)	—	—	(h)	0.0	(g)
EMCOR Group, Inc.	(86)	—	2		0.0	(g)
Encompass Health Corp.	(16)	—	—	(h)	0.0	(g)
Enova International, Inc.	(12)	—	—	(h)	0.0	(g)
Enovis Corp.	(6)	—	—	(h)	0.0	(g)
Enphase Energy, Inc.	(284)	—	—	(h)	0.0	(g)
EPAM Systems, Inc.	(172)	—	—	(h)	0.0	(g)
Erie Indemnity Co.	(7)	—	—	(h)	0.0	(g)
Estee Lauder Cos., Inc. (The)	(7)	—	—	(h)	0.0	(g)
Etsy, Inc.	(48)	—	1		0.0	(g)
Euronet Worldwide, Inc.	(70)	—	—	(h)	0.0	(g)
Evercore, Inc.	(35)	—	—	(h)	0.0	(g)
Evergy, Inc.	(8)	—	—	(h)	0.0	(g)
Exelixis, Inc.	(246)	—	7		0.0	(g)
Expedia Group, Inc.	(163)	—	—	(h)	0.0	(g)
Expeditors International of Washington, Inc.	(23)	—	1		0.0	(g)
Extreme Networks, Inc.	(7)	—	—	(h)	0.0	(g)
Exxon Mobil Corp.	(380)	—	—	(h)	0.0	(g)
F5, Inc.	(80)	—	—	(h)	0.0	(g)
FactSet Research Systems, Inc.	(110)	—	—	(h)	0.0	(g)
Federated Hermes, Inc.	(9)	—	—	(h)	0.0	(g)
FedEx Corp.	(327)	—	5		0.0	(g)
First American Financial Corp.	(22)	—	—	(h)	0.0	(g)
First Citizens BancShares, Inc./NC	(11)	—	—	(h)	0.0	(g)
Five9, Inc.	(28)	—	—	(h)	0.0	(g)
Flex Ltd.	(99)	—	—	(h)	0.0	(g)
Flowserve Corp.	(58)	—	—	(h)	0.0	(g)
Fluor Corp.	(40)	—	—	(h)	0.0	(g)
Ford Motor Co.	(264)	—	7		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Fortinet, Inc.	(229)	—	—	(h)	0.0	(g)
Fortrea Holdings, Inc.	(5)	—	—	(h)	0.0	(g)
Fox Corp.	(259)	—	10		0.0	(g)
Fox Factory Holding Corp.	(3)	—	—	(h)	0.0	(g)
Franklin Electric Co., Inc.	(6)	—	—	(h)	0.0	(g)
Freshworks, Inc.	(50)	—	—	(h)	0.0	(g)
Frontdoor, Inc.	(10)	—	—	(h)	0.0	(g)
GameStop Corp.	(48)	—	1		0.0	(g)
Gap, Inc. (The)	(61)	—	—	(h)	0.0	(g)
Gartner, Inc.	(236)	—	6		0.0	(g)
GE Vernova, Inc.	(631)	—	(1)		0.0	(g)
Gen Digital, Inc.	(71)	—	—	(h)	0.0	(g)
General Electric Co.	(686)	—	(1)		0.0	(g)
General Motors Co.	(374)	—	12		0.0	(g)
Gibraltar Industries, Inc.	(7)	—	—	(h)	0.0	(g)
Global Payments, Inc.	(241)	—	—	(h)	0.0	(g)
Globe Life, Inc.	(21)	—	—	(h)	0.0	(g)
Globus Medical, Inc.	(53)	—	1		0.0	(g)
GoDaddy, Inc.	(505)	—	(1)		0.0	(g)
Goldman Sachs Group, Inc. (The)	(580)	—	(1)		0.0	(g)
Graco, Inc.	(48)	—	—	(h)	0.0	(g)
Grand Canyon Education, Inc.	(2)	—	—	(h)	0.0	(g)
Granite Construction, Inc.	(20)	—	—	(h)	0.0	(g)
Guardant Health, Inc.	(48)	—	2		0.0	(g)
Guidewire Software, Inc.	(152)	—	—	(h)	0.0	(g)
Halozyme Therapeutics, Inc.	(224)	—	—	(h)	0.0	(g)
Hancock Whitney Corp.	(15)	—	—	(h)	0.0	(g)
Harley-Davidson, Inc.	(3)	—	—	(h)	0.0	(g)
Harmony Biosciences Holdings, Inc.	(2)	—	—	(h)	0.0	(g)
Hartford Insurance Group, Inc. (The)	(98)	—	2		0.0	(g)
HCA Healthcare, Inc.	(167)	—	9		0.0	(g)
Hilton Worldwide Holdings, Inc.	(93)	—	—	(h)	0.0	(g)
Hinge Health, Inc.	(5)	—	—	(h)	0.0	(g)
HNI Corp.	(13)	—	—	(h)	0.0	(g)
Houlihan Lokey, Inc.	(22)	—	—	(h)	0.0	(g)
Howard Hughes Holdings, Inc.	(3)	—	—	(h)	0.0	(g)
HubSpot, Inc.	(346)	—	—	(h)	0.0	(g)
Humana, Inc.	(378)	—	12		0.0	(g)
IDEXX Laboratories, Inc.	(97)	—	—	(h)	0.0	(g)
IES Holdings, Inc.	(6)	—	—	(h)	0.0	(g)
Illumina, Inc.	(121)	—	—	(h)	0.0	(g)
Incyte Corp.	(55)	—	—	(h)	0.0	(g)
Innospec, Inc.	(3)	—	—	(h)	0.0	(g)
Inspire Medical Systems, Inc.	(37)	—	—	(h)	0.0	(g)
Insulet Corp.	(105)	—	—	(h)	0.0	(g)
Intapp, Inc.	(4)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Intel Corp.	(248)	—	31		0.0	(g)
Intellia Therapeutics, Inc.	(10)	—	—	(h)	0.0	(g)
Interactive Brokers Group, Inc.	(317)	—	18		0.0	(g)
Intercontinental Exchange, Inc.	(107)	—	—	(h)	0.0	(g)
InterDigital, Inc.	(23)	—	—	(h)	0.0	(g)
International Business Machines Corp.	(242)	—	13		0.0	(g)
Intuit, Inc.	(922)	—	(1)		0.0	(g)
Intuitive Surgical, Inc.	(1,050)	—	19		0.0	(g)
Invesco Ltd.	(170)	—	3		0.0	(g)
Ionis Pharmaceuticals, Inc.	(9)	—	—	(h)	0.0	(g)
IonQ, Inc.	(98)	—	—	(h)	0.0	(g)
Iron Mountain, Inc.	(44)	—	1		0.0	(g)
Jabil, Inc.	(126)	—	—	(h)	0.0	(g)
Jackson Financial, Inc.	(102)	—	—	(h)	0.0	(g)
JB Hunt Transport Services, Inc.	(3)	—	—	(h)	0.0	(g)
Jefferies Financial Group, Inc.	(33)	—	—	(h)	0.0	(g)
Joby Aviation, Inc.	(95)	—	—	(h)	0.0	(g)
Johnson & Johnson	(337)	—	16		0.0	(g)
Johnson Controls International plc	(33)	—	—	(h)	0.0	(g)
Kemper Corp.	(16)	—	—	(h)	0.0	(g)
Keysight Technologies, Inc.	(344)	—	—	(h)	0.0	(g)
KKR & Co., Inc.	(73)	—	—	(h)	0.0	(g)
KLA Corp.	(67)	—	2		0.0	(g)
Klaviyo, Inc.	(20)	—	—	(h)	0.0	(g)
Kohl’s Corp.	(5)	—	—	(h)	0.0	(g)
Kroger Co. (The)	(98)	—	2		0.0	(g)
Labcorp Holdings, Inc.	(34)	—	1		0.0	(g)
Lam Research Corp.	(915)	—	45		0.0	(g)
Lantheus Holdings, Inc.	(11)	—	—	(h)	0.0	(g)
Lemonade, Inc.	(3)	—	—	(h)	0.0	(g)
LendingClub Corp.	(5)	—	—	(h)	0.0	(g)
Life Time Group Holdings, Inc.	(16)	—	—	(h)	0.0	(g)
Lincoln National Corp.	(68)	—	—	(h)	0.0	(g)
Littelfuse, Inc.	(18)	—	—	(h)	0.0	(g)
LiveRamp Holdings, Inc.	(51)	—	—	(h)	0.0	(g)
Loews Corp.	(58)	—	2		0.0	(g)
Lowe’s Cos., Inc.	(305)	—	—	(h)	0.0	(g)
Lyft, Inc.	(145)	—	—	(h)	0.0	(g)
Manhattan Associates, Inc.	(18)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Marathon Petroleum Corp.	(276)	—	10		0.0	(g)
Marqeta, Inc.	(4)	—	—	(h)	0.0	(g)
Marvell Technology, Inc.	(225)	—	27		0.0	(g)
Masimo Corp.	(15)	—	1		0.0	(g)
Mastercard, Inc.	(646)	—	(1)		0.0	(g)
MaxLinear, Inc.	(6)	—	—	(h)	0.0	(g)
McDonald’s Corp.	(730)	—	2		0.0	(g)
McKesson Corp.	(386)	—	37		0.0	(g)
MDU Resources Group, Inc.	(53)	—	4		0.0	(g)
Medpace Holdings, Inc.	(87)	—	3		0.0	(g)
Merck & Co., Inc.	(527)	—	15		0.0	(g)
Mercury Systems, Inc.	(9)	—	—	(h)	0.0	(g)
MetLife, Inc.	(208)	—	8		0.0	(g)
Microchip Technology, Inc.	(228)	—	—	(h)	0.0	(g)
Micron Technology, Inc.	(448)	—	16		0.0	(g)
MKS, Inc.	(14)	—	—	(h)	0.0	(g)
Moelis & Co.	(12)	—	—	(h)	0.0	(g)
Monster Beverage Corp.	(36)	—	1		0.0	(g)
Moody’s Corp.	(19)	—	—	(h)	0.0	(g)
Moog, Inc.	(25)	—	1		0.0	(g)
Morningstar, Inc.	(22)	—	—	(h)	0.0	(g)
Motorola Solutions, Inc.	(169)	—	—	(h)	0.0	(g)
Mueller Industries, Inc.	(19)	—	—	(h)	0.0	(g)
Mueller Water Products, Inc.	(4)	—	—	(h)	0.0	(g)
Murphy Oil Corp.	(2)	—	—	(h)	0.0	(g)
MYR Group, Inc.	(31)	—	3		0.0	(g)
NANO Nuclear Energy, Inc.	(24)	—	—	(h)	0.0	(g)
Nasdaq, Inc.	(72)	—	—	(h)	0.0	(g)
Natera, Inc.	(156)	—	—	(h)	0.0	(g)
NetApp, Inc.	(110)	—	—	(h)	0.0	(g)
Netflix, Inc.	(220)	—	—	(h)	0.0	(g)
Neurocrine Biosciences, Inc.	(123)	—	—	(h)	0.0	(g)
New Jersey Resources Corp.	(8)	—	—	(h)	0.0	(g)
New York Times Co. (The)	(161)	—	—	(h)	0.0	(g)
NewMarket Corp.	(4)	—	—	(h)	0.0	(g)
Newmont Corp.	(263)	—	7		0.0	(g)
News Corp.	(15)	—	—	(h)	0.0	(g)
NextEra Energy, Inc.	(616)	—	35		0.0	(g)
NMI Holdings, Inc.	(9)	—	—	(h)	0.0	(g)
Northern Trust Corp.	(198)	—	4		0.0	(g)
NOV, Inc.	(9)	—	—	(h)	0.0	(g)
NRG Energy, Inc.	(258)	—	—	(h)	0.0	(g)
NuScale Power Corp.	(119)	—	—	(h)	0.0	(g)
Okta, Inc.	(75)	—	—	(h)	0.0	(g)
Old Republic International Corp.	(23)	—	1		0.0	(g)
Omnicell, Inc.	(12)	—	—	(h)	0.0	(g)
ONE Gas, Inc.	(10)	—	1		0.0	(g)
Onestream, Inc.	(27)	—	—	(h)	0.0	(g)
Onto Innovation, Inc.	(157)	—	8		0.0	(g)
OPENLANE, Inc.	(3)	—	—	(h)	0.0	(g)
O’Reilly Automotive, Inc.	(215)	—	8		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Oscar Health, Inc.	(55)	—	—	(h)	0.0	(g)
Oshkosh Corp.	(26)	—	—	(h)	0.0	(g)
Otis Worldwide Corp.	(7)	—	—	(h)	0.0	(g)
Ovintiv, Inc.	(57)	—	—	(h)	0.0	(g)
PACCAR, Inc.	(120)	—	—	(h)	0.0	(g)
PagerDuty, Inc.	(14)	—	—	(h)	0.0	(g)
Palo Alto Networks, Inc.	(591)	—	(1)		0.0	(g)
Parker-Hannifin Corp.	(113)	—	—	(h)	0.0	(g)
Paylocity Holding Corp.	(30)	—	—	(h)	0.0	(g)
PayPal Holdings, Inc.	(496)	—	(1)		0.0	(g)
PBF Energy, Inc.	(10)	—	—	(h)	0.0	(g)
Pegasystems, Inc.	(49)	—	—	(h)	0.0	(g)
Peloton Interactive, Inc.	(38)	—	3		0.0	(g)
Perdoceo Education Corp.	(5)	—	—	(h)	0.0	(g)
Pfizer, Inc.	(411)	—	24		0.0	(g)
PG&E Corp.	(179)	—	3		0.0	(g)
Philip Morris International, Inc.	(202)	—	—	(h)	0.0	(g)
Phillips 66	(38)	—	—	(h)	0.0	(g)
Phinia, Inc.	(4)	—	—	(h)	0.0	(g)
Pinnacle Financial Partners, Inc.	(54)	—	—	(h)	0.0	(g)
Pinterest, Inc.	(36)	—	—	(h)	0.0	(g)
Piper Sandler Cos.	(11)	—	—	(h)	0.0	(g)
Planet Labs PBC	(27)	—	3		0.0	(g)
Plexus Corp.	(17)	—	—	(h)	0.0	(g)
PNC Financial Services Group, Inc. (The)	(478)	—	(1)		0.0	(g)
Portland General Electric Co.	(13)	—	—	(h)	0.0	(g)
Power Integrations, Inc.	(14)	—	—	(h)	0.0	(g)
Primerica, Inc.	(17)	—	—	(h)	0.0	(g)
Primoris Services Corp.	(4)	—	—	(h)	0.0	(g)
Principal Financial Group, Inc.	(163)	—	2		0.0	(g)
Progress Software Corp.	(4)	—	—	(h)	0.0	(g)
Progressive Corp. (The)	(736)	—	13		0.0	(g)
Progyny, Inc.	(9)	—	—	(h)	0.0	(g)
Prosperity Bancshares, Inc.	(2)	—	—	(h)	0.0	(g)
Prudential Financial, Inc.	(276)	—	—	(h)	0.0	(g)
PTC, Inc.	(111)	—	—	(h)	0.0	(g)
Public Service Enterprise Group, Inc.	(112)	—	2		0.0	(g)
Pure Storage, Inc.	(227)	—	—	(h)	0.0	(g)
Qorvo, Inc.	(148)	—	—	(h)	0.0	(g)
Qualys, Inc.	(19)	—	—	(h)	0.0	(g)
Rambus, Inc.	(74)	—	2		0.0	(g)
Range Resources Corp.	(75)	—	6		0.0	(g)
Rapid7, Inc.	(13)	—	—	(h)	0.0	(g)
Raymond James Financial, Inc.	(31)	—	—	(h)	0.0	(g)
Reddit, Inc.	(186)	—	—	(h)	0.0	(g)
Regions Financial Corp.	(51)	—	—	(h)	0.0	(g)
Resideo Technologies, Inc.	(19)	—	1		0.0	(g)
ResMed, Inc.	(13)	—	—	(h)	0.0	(g)
REV Group, Inc.	(54)	—	—	(h)	0.0	(g)
Robinhood Markets, Inc.	(675)	—	86		0.1

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
ROBLOX Corp.	(436)	—	9		0.0	(g)
Rockwell Automation, Inc.	(477)	—	2		0.0	(g)
Rogers Corp.	(4)	—	—	(h)	0.0	(g)
Roku, Inc.	(335)	—	—	(h)	0.0	(g)
Roper Technologies, Inc.	(60)	—	—	(h)	0.0	(g)
Royal Gold, Inc.	(5)	—	—	(h)	0.0	(g)
Ryder System, Inc.	(3)	—	—	(h)	0.0	(g)
Salesforce, Inc.	(733)	—	(1)		0.0	(g)
Samsara, Inc.	(28)	—	—	(h)	0.0	(g)
Sandisk Corp.	(25)	—	3		0.0	(g)
Schneider National, Inc.	(2)	—	—	(h)	0.0	(g)
SentinelOne, Inc.	(19)	—	—	(h)	0.0	(g)
Serve Robotics, Inc.	(20)	—	—	(h)	0.0	(g)
ServiceNow, Inc.	(440)	—	—	(h)	0.0	(g)
Silicon Laboratories, Inc.	(75)	—	—	(h)	0.0	(g)
SiTime Corp.	(7)	—	—	(h)	0.0	(g)
SkyWest, Inc.	(16)	—	—	(h)	0.0	(g)
Skyworks Solutions, Inc.	(320)	—	—	(h)	0.0	(g)
SM Energy Co.	(13)	—	—	(h)	0.0	(g)
Snap, Inc.	(97)	—	—	(h)	0.0	(g)
SoFi Technologies, Inc.	(154)	—	—	(h)	0.0	(g)
Sonos, Inc.	(6)	—	—	(h)	0.0	(g)
Southwest Airlines Co.	(323)	—	—	(h)	0.0	(g)
Sprout Social, Inc.	(2)	—	—	(h)	0.0	(g)
Sprouts Farmers Market, Inc.	(97)	—	—	(h)	0.0	(g)
State Street Corp.	(202)	—	4		0.0	(g)
STERIS plc	(15)	—	—	(h)	0.0	(g)
Stifel Financial Corp.	(11)	—	—	(h)	0.0	(g)
Stryker Corp.	(98)	—	—	(h)	0.0	(g)
Sun Communities, Inc.	(4)	—	—	(h)	0.0	(g)
Sunrun, Inc.	(24)	—	—	(h)	0.0	(g)
Super Micro Computer, Inc.	(113)	—	5		0.0	(g)
Sylvamo Corp.	(6)	—	—	(h)	0.0	(g)
Synaptics, Inc.	(26)	—	—	(h)	0.0	(g)
Synchrony Financial	(141)	—	—	(h)	0.0	(g)
Syndax Pharmaceuticals, Inc.	(23)	—	1		0.0	(g)
T Rowe Price Group, Inc.	(66)	—	—	(h)	0.0	(g)
Tandem Diabetes Care, Inc.	(2)	—	—	(h)	0.0	(g)
Target Corp.	(130)	—	2		0.0	(g)
Teleflex, Inc.	(11)	—	—	(h)	0.0	(g)
Tenable Holdings, Inc.	(22)	—	—	(h)	0.0	(g)
Tenet Healthcare Corp.	(99)	—	6		0.0	(g)
Teradata Corp.	(16)	—	—	(h)	0.0	(g)
Teradyne, Inc.	(580)	—	75		0.0	(g)
Tesla, Inc.	(218)	—	6		0.0	(g)
Texas Capital Bancshares, Inc.	(10)	—	—	(h)	0.0	(g)
Texas Instruments, Inc.	(342)	—	8		0.0	(g)
Textron, Inc.	(81)	—	1		0.0	(g)
Thermo Fisher Scientific, Inc.	(148)	—	1		0.0	(g)
T-Mobile US, Inc.	(252)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Toast, Inc.	(207)	—	—	(h)	0.0	(g)
Tonix Pharmaceuticals Holding Corp.	(2)	—	—	(h)	0.0	(g)
Toro Co. (The)	(35)	—	—	(h)	0.0	(g)
Tradeweb Markets, Inc.	(159)	—	—	(h)	0.0	(g)
Travelers Cos., Inc. (The)	(251)	—	2		0.0	(g)
TriNet Group, Inc.	(15)	—	—	(h)	0.0	(g)
Trinity Industries, Inc.	(4)	—	—	(h)	0.0	(g)
TripAdvisor, Inc.	(3)	—	—	(h)	0.0	(g)
Tutor Perini Corp.	(10)	—	—	(h)	0.0	(g)
Twilio, Inc.	(406)	—	—	(h)	0.0	(g)
Ubiquiti, Inc.	(4)	—	—	(h)	0.0	(g)
UGI Corp.	(3)	—	—	(h)	0.0	(g)
UiPath, Inc.	(85)	—	10		0.0	(g)
Ulta Beauty, Inc.	(21)	—	1		0.0	(g)
Union Pacific Corp.	(564)	—	36		0.0	(g)
United Airlines Holdings, Inc.	(170)	—	—	(h)	0.0	(g)
United Therapeutics Corp.	(179)	—	1		0.0	(g)
Universal Display Corp.	(36)	—	—	(h)	0.0	(g)
Universal Health Services, Inc.	(68)	—	5		0.0	(g)
Unum Group	(51)	—	1		0.0	(g)
Upstart Holdings, Inc.	(133)	—	—	(h)	0.0	(g)
Upwork, Inc.	(33)	—	—	(h)	0.0	(g)
US Bancorp	(201)	—	—	(h)	0.0	(g)
Valero Energy Corp.	(135)	—	6		0.0	(g)
Valley National Bancorp	(3)	—	—	(h)	0.0	(g)
Valmont Industries, Inc.	(57)	—	2		0.0	(g)
Veeva Systems, Inc.	(222)	—	15		0.0	(g)
Veralto Corp.	(27)	—	—	(h)	0.0	(g)
VeriSign, Inc.	(104)	—	—	(h)	0.0	(g)
Verisk Analytics, Inc.	(87)	—	3		0.0	(g)
Vertex Pharmaceuticals, Inc.	(423)	—	9		0.0	(g)
Vertiv Holdings Co.	(99)	—	3		0.0	(g)
Viatris, Inc.	(157)	—	—	(h)	0.0	(g)
Virtu Financial, Inc.	(21)	—	—	(h)	0.0	(g)
Walt Disney Co. (The)	(79)	—	2		0.0	(g)
Warby Parker, Inc.	(18)	—	—	(h)	0.0	(g)
Waters Corp.	(23)	—	1		0.0	(g)
Webull Corp.	(5)	—	—	(h)	0.0	(g)
Wells Fargo & Co.	(207)	—	—	(h)	0.0	(g)
West Pharmaceutical Services, Inc.	(7)	—	—	(h)	0.0	(g)
Western Digital Corp.	(528)	—	58		0.0	(g)
Workday, Inc.	(821)	—	22		0.0	(g)
Yelp, Inc.	(2)	—	—	(h)	0.0	(g)
Yum! Brands, Inc.	(32)	—	1		0.0	(g)
Zebra Technologies Corp.	(32)	—	—	(h)	0.0	(g)
Ziff Davis, Inc.	(5)	—	—	(h)	0.0	(g)
Zions Bancorp NA	(56)	—	—	(h)	0.0	(g)
Zoetis, Inc.	(638)	—	1		0.0	(g)
Zoom Communications, Inc.	(111)	—	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Uruguay
MercadoLibre, Inc.	(61)	—	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		—	1,173		0.1

Total of Long and Short Positions of Total Return Swaps		1	1,174		0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from (0.98)% to 0.20%) which is denominated in USD based on the local currencies of the positions within the swap	09/14/2027	(38)	(45)	180	135

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
Atlassian Corp.	128	8		8		0.0	(g)
Bermuda
Everest Group Ltd.	48	(2)		(2)		0.0	(g)
RenaissanceRe Holdings Ltd.	12	—	(h)	—	(h)	0.0	(g)
Israel
Cellebrite DI Ltd.	6	—	(h)	—	(h)	0.0	(g)
Norway
Frontline plc	50	1		1		0.0	(g)
United Kingdom
Aon plc	1,142	(10)		(9)		0.0	(g)
ARM Holdings plc	658	14		14		0.0	(g)
nVent Electric plc	20	—	(h)	—	(h)	0.0	(g)
Willis Towers Watson plc	19	—	(h)	—	(h)	0.0	(g)
United States
Acuity, Inc.	161	(3)		(2)		0.0	(g)
Advanced Energy Industries, Inc.	6	—	(h)	—	(h)	0.0	(g)
Advanced Micro Devices, Inc.	273	(3)		(3)		0.0	(g)
AeroVironment, Inc.	6	—	(h)	—	(h)	0.0	(g)
AGNC Investment Corp.	78	—	(h)	—	(h)	0.0	(g)
Air Products and Chemicals, Inc.	42	2		2		0.0	(g)
Alliant Energy Corp.	52	(3)		(3)		0.0	(g)
American Healthcare REIT, Inc.	165	—	(h)	1		0.0	(g)
American Homes 4 Rent	11	—	(h)	—	(h)	0.0	(g)
American Water Works Co., Inc.	1	—	(h)	—	(h)	0.0	(g)
Annaly Capital Management, Inc.	969	32		33		0.0	(g)
Antero Midstream Corp.	5	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
APA Corp.	211	(6)	(6)	0.0	(g)
Apollo Global Management, Inc.	15	1	1	0.0	(g)
Appfolio, Inc.	10	— (h)	— (h)	0.0	(g)
Applied Digital Corp.	8	— (h)	— (h)	0.0	(g)
Arrow Electronics, Inc.	327	3	3	0.0	(g)
AST SpaceMobile, Inc.	248	(1)	(1)	0.0	(g)
Atmos Energy Corp.	471	(23)	(22)	0.0	(g)
AvalonBay Communities, Inc.	655	(1)	— (h)	0.0	(g)
Avery Dennison Corp.	848	5	6	0.0	(g)
Bank of New York Mellon Corp. (The)	1,913	9	11	0.0	(g)
Bio-Rad Laboratories, Inc.	5	— (h)	— (h)	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	538	18	18	0.0	(g)
Blue Owl Capital, Inc.	232	21	21	0.0	(g)
Brown-Forman Corp.	103	(1)	(1)	0.0	(g)
Bruker Corp.	54	— (h)	1	0.0	(g)
Bunge Global SA	293	(16)	(15)	0.0	(g)
BWX Technologies, Inc.	10	— (h)	— (h)	0.0	(g)
BXP, Inc.	45	1	1	0.0	(g)
Cadence Bank	17	— (h)	— (h)	0.0	(g)
CareTrust REIT, Inc.	58	(1)	(1)	0.0	(g)
Casella Waste Systems, Inc.	10	(1)	(1)	0.0	(g)
CCC Intelligent Solutions Holdings, Inc.	51	2	2	0.0	(g)
CenterPoint Energy, Inc.	944	(16)	(15)	0.0	(g)
CF Industries Holdings, Inc.	736	(35)	(35)	0.0	(g)
CH Robinson Worldwide, Inc.	5	— (h)	— (h)	0.0	(g)
Chewy, Inc.	315	(25)	(25)	0.0	(g)
Coca-Cola Co. (The)	838	(1)	(1)	0.0	(g)
Coinbase Global, Inc.	870	(15)	(14)	0.0	(g)
Columbia Banking System, Inc.	7	— (h)	— (h)	0.0	(g)
Commvault Systems, Inc.	5	— (h)	— (h)	0.0	(g)
Comstock Resources, Inc.	73	(10)	(9)	0.0	(g)
ConocoPhillips	79	2	2	0.0	(g)
Corcept Therapeutics, Inc.	5	— (h)	— (h)	0.0	(g)
Core & Main, Inc.	7	— (h)	— (h)	0.0	(g)
Coterra Energy, Inc.	669	(17)	(16)	0.0	(g)
Credit Acceptance Corp.	81	5	5	0.0	(g)
CSW Industrials, Inc.	9	— (h)	— (h)	0.0	(g)
CVS Health Corp.	1,488	(5)	(4)	0.0	(g)
Domino’s Pizza, Inc.	597	(9)	(9)	0.0	(g)
DTE Energy Co.	824	(32)	(32)	0.0	(g)
Elanco Animal Health, Inc.	39	(2)	(2)	0.0	(g)
Entegris, Inc.	59	2	2	0.0	(g)
EQT Corp.	643	(59)	(58)	0.0	(g)
Equitable Holdings, Inc.	395	24	25	0.0	(g)
Essex Property Trust, Inc.	636	(3)	(2)	0.0	(g)
Expeditors International of Washington, Inc.	545	(14)	(14)	0.0	(g)
Extra Space Storage, Inc.	1,005	(17)	(16)	0.0	(g)
Exxon Mobil Corp.	1,354	(9)	(8)	0.0	(g)
First Solar, Inc.	27	— (h)	— (h)	0.0	(g)
FirstCash Holdings, Inc.	22	(1)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Ford Motor Co.	694	(20)		(19)		0.0	(g)
GE HealthCare Technologies, Inc.	794	(4)		(3)		0.0	(g)
Gen Digital, Inc.	82	1		1		0.0	(g)
Generac Holdings, Inc.	13	—	(h)	—	(h)	0.0	(g)
Genuine Parts Co.	17	—	(h)	—	(h)	0.0	(g)
Gitlab, Inc.	226	21		21		0.0	(g)
Globus Medical, Inc.	159	(1)		(1)		0.0	(g)
Graco, Inc.	16	—	(h)	—	(h)	0.0	(g)
Halliburton Co.	4	—	(h)	—	(h)	0.0	(g)
Hecla Mining Co.	37	(3)		(3)		0.0	(g)
Hims & Hers Health, Inc.	335	6		6		0.0	(g)
Home Depot, Inc. (The)	162	2		2		0.0	(g)
Hormel Foods Corp.	9	—	(h)	—	(h)	0.0	(g)
HP, Inc.	904	34		35		0.0	(g)
Humana, Inc.	705	(6)		(6)		0.0	(g)
Hyatt Hotels Corp.	653	(14)		(13)		0.0	(g)
IDACORP, Inc.	7	—	(h)	—	(h)	0.0	(g)
IDEXX Laboratories, Inc.	22	—	(h)	—	(h)	0.0	(g)
Ingersoll Rand, Inc.	61	—	(h)	—	(h)	0.0	(g)
InterDigital, Inc.	5	—	(h)	—	(h)	0.0	(g)
International Paper Co.	42	—	(h)	—	(h)	0.0	(g)
Jack Henry & Associates, Inc.	6	—	(h)	—	(h)	0.0	(g)
Jacobs Solutions, Inc.	14	—	(h)	—	(h)	0.0	(g)
JBT Marel Corp.	41	(1)		(1)		0.0	(g)
Joby Aviation, Inc.	157	(3)		(3)		0.0	(g)
Kilroy Realty Corp.	12	—	(h)	—	(h)	0.0	(g)
Klaviyo, Inc.	14	2		2		0.0	(g)
Krystal Biotech, Inc.	10	—	(h)	—	(h)	0.0	(g)
Las Vegas Sands Corp.	251	(4)		(4)		0.0	(g)
Liberty Broadband Corp.	301	(11)		(11)		0.0	(g)
Lincoln National Corp.	266	5		5		0.0	(g)
Loar Holdings, Inc.	270	(3)		(3)		0.0	(g)
Maplebear, Inc.	78	10		10		0.0	(g)
Markel Group, Inc.	23	—	(h)	—	(h)	0.0	(g)
Marriott International, Inc./MD	1,191	17		18		0.0	(g)
Martin Marietta Materials, Inc.	926	(16)		(15)		0.0	(g)
Masco Corp.	8	—	(h)	—	(h)	0.0	(g)
McCormick & Co., Inc./MD	8	—	(h)	—	(h)	0.0	(g)
MKS, Inc.	85	3		3		0.0	(g)
Modine Manufacturing Co.	12	1		1		0.0	(g)
Molson Coors Beverage Co.	8	—	(h)	—	(h)	0.0	(g)
Mondelez International, Inc.	2,259	37		39		0.0	(g)
Morningstar, Inc.	312	3		3		0.0	(g)
New York Times Co. (The)	12	—	(h)	—	(h)	0.0	(g)
NewMarket Corp.	753	(15)		(15)		0.0	(g)
NEXTracker, Inc.	21	—	(h)	—	(h)	0.0	(g)
Northern Trust Corp.	883	(19)		(18)		0.0	(g)
Old National Bancorp	9	—	(h)	—	(h)	0.0	(g)
Omnicom Group, Inc.	5	—	(h)	—	(h)	0.0	(g)
Packaging Corp. of America	11	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Paycom Software, Inc.	317	17	18	0.0	(g)
PennyMac Financial Services, Inc.	424	(7)	(7)	0.0	(g)
Penumbra, Inc.	322	— (h)	1	0.0	(g)
Pilgrim’s Pride Corp.	102	1	1	0.0	(g)
PTC, Inc.	19	— (h)	— (h)	0.0	(g)
PulteGroup, Inc.	444	(10)	(10)	0.0	(g)
Pure Storage, Inc.	252	12	12	0.0	(g)
Quanta Services, Inc.	950	(44)	(43)	0.0	(g)
QXO, Inc.	7	— (h)	— (h)	0.0	(g)
RadNet, Inc.	8	— (h)	— (h)	0.0	(g)
Rambus, Inc.	69	2	2	0.0	(g)
Raymond James Financial, Inc.	55	1	1	0.0	(g)
Realty Income Corp.	2,058	(61)	(59)	0.0	(g)
Red Rock Resorts, Inc.	187	(1)	(1)	0.0	(g)
Rexford Industrial Realty, Inc.	24	— (h)	— (h)	0.0	(g)
Rhythm Pharmaceuticals, Inc.	22	— (h)	— (h)	0.0	(g)
Rollins, Inc.	21	(1)	(1)	0.0	(g)
Royal Caribbean Cruises Ltd.	1,343	23	24	0.0	(g)
Ryan Specialty Holdings, Inc.	55	(1)	(1)	0.0	(g)
Ryman Hospitality Properties, Inc.	29	1	1	0.0	(g)
Sempra	6	(1)	(1)	0.0	(g)
Service Corp. International/US	670	(13)	(12)	0.0	(g)
Simpson Manufacturing Co., Inc.	32	2	2	0.0	(g)
SiteOne Landscape Supply, Inc.	201	8	8	0.0	(g)
Snap, Inc.	28	3	3	0.0	(g)
Snap-on, Inc.	13	— (h)	— (h)	0.0	(g)
Solventum Corp.	377	4	4	0.0	(g)
Southern Co. (The)	1,649	(44)	(43)	0.0	(g)
Starwood Property Trust, Inc.	668	23	24	0.0	(g)
StepStone Group, Inc.	70	2	2	0.0	(g)
STERIS plc	739	7	7	0.0	(g)
T Rowe Price Group, Inc.	31	1	1	0.0	(g)
Teradyne, Inc.	9	— (h)	— (h)	0.0	(g)
Texas Pacific Land Corp.	7	— (h)	— (h)	0.0	(g)
Thor Industries, Inc.	38	(1)	(1)	0.0	(g)
TopBuild Corp.	229	7	7	0.0	(g)
Trex Co., Inc.	46	1	1	0.0	(g)
U-Haul Holding Co.	7	— (h)	— (h)	0.0	(g)
UL Solutions, Inc.	17	(1)	(1)	0.0	(g)
Ulta Beauty, Inc.	616	(34)	(34)	0.0	(g)
United Rentals, Inc.	935	(11)	(10)	0.0	(g)
Valero Energy Corp.	250	(6)	(6)	0.0	(g)
Valley National Bancorp	19	— (h)	— (h)	0.0	(g)
Valmont Industries, Inc.	260	(8)	(8)	0.0	(g)
Varonis Systems, Inc.	193	8	8	0.0	(g)
VF Corp.	28	— (h)	— (h)	0.0	(g)
Viper Energy, Inc.	61	(1)	(1)	0.0	(g)
Vontier Corp.	5	— (h)	— (h)	0.0	(g)
Vornado Realty Trust	145	4	4	0.0	(g)
Watts Water Technologies, Inc.	39	— (h)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Welltower, Inc.	1,287	(83)		(82)	0.0	(g)
Western Alliance Bancorp	361	11		12	0.0	(g)
WEX, Inc.	142	6		6	0.0	(g)
Williams-Sonoma, Inc.	455	3		3	0.0	(g)
Wingstop, Inc.	6	—	(h)	— (h)	0.0	(g)
Zoom Communications, Inc.	18	—	(h)	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		(350)		(308)	0.0	(g)

Short Positions
Common Stocks
Canada
Waste Connections, Inc.	(614)	10		10	0.0	(g)
Finland
Amer Sports, Inc.	(4)	—	(h)	— (h)	0.0	(g)
Hong Kong
Melco Resorts & Entertainment Ltd.	(5)	—	(h)	— (h)	0.0	(g)
Ireland
AerCap Holdings NV	(26)	—	(h)	— (h)	0.0	(g)
Alkermes plc	(98)	9		9	0.0	(g)
TE Connectivity plc	(878)	4		3	0.0	(g)
Israel
Global-e Online Ltd.	(11)	(1)		(1)	0.0	(g)
Singapore
Sea Ltd.	(16)	—	(h)	— (h)	0.0	(g)
Sweden
Spotify Technology SA	(948)	(52)		(53)	0.0	(g)
Switzerland
Sportradar Group AG	(11)	(1)		(1)	0.0	(g)
United States
3M Co.	(644)	6		5	0.0	(g)
Airbnb, Inc.	(26)	(1)		(1)	0.0	(g)
Alaska Air Group, Inc.	(18)	—	(h)	— (h)	0.0	(g)
Align Technology, Inc.	(337)	(15)		(16)	0.0	(g)
Alphabet, Inc.	(17)	(1)		(1)	0.0	(g)
Amgen, Inc.	(414)	(6)		(6)	0.0	(g)
Analog Devices, Inc.	(1,069)	(7)		(8)	0.0	(g)
Applied Industrial Technologies, Inc.	(7)	—	(h)	— (h)	0.0	(g)
Arista Networks, Inc.	(870)	2		1	0.0	(g)
AutoNation, Inc.	(177)	—	(h)	(1)	0.0	(g)
BellRing Brands, Inc.	(235)	(1)		(1)	0.0	(g)
Bio-Techne Corp.	(7)	—	(h)	— (h)	0.0	(g)
Booz Allen Hamilton Holding Corp.	(61)	—	(h)	— (h)	0.0	(g)
BorgWarner, Inc.	(133)	1		1	0.0	(g)
Boyd Gaming Corp.	(441)	16		16	0.0	(g)
Bridgebio Pharma, Inc.	(12)	—	(h)	— (h)	0.0	(g)
Brinker International, Inc.	(232)	(20)		(20)	0.0	(g)
CarMax, Inc.	(20)	(5)		(5)	0.0	(g)
Centene Corp.	(428)	40		40	0.0	(g)
Charter Communications, Inc.	(428)	15		14	0.0	(g)
Chord Energy Corp.	(20)	—	(h)	— (h)	0.0	(g)
Cintas Corp.	(1,015)	13		12	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Cirrus Logic, Inc.	(115)	(2)	(2)	0.0	(g)
Corteva, Inc.	(6)	— (h)	— (h)	0.0	(g)
Crane Co.	(13)	— (h)	— (h)	0.0	(g)
CubeSmart	(74)	1	1	0.0	(g)
Curtiss-Wright Corp.	(489)	23	23	0.0	(g)
Darling Ingredients, Inc.	(9)	— (h)	— (h)	0.0	(g)
Delta Air Lines, Inc.	(708)	(26)	(27)	0.0	(g)
Devon Energy Corp.	(46)	2	2	0.0	(g)
Donaldson Co., Inc.	(13)	— (h)	— (h)	0.0	(g)
Dover Corp.	(965)	(19)	(20)	0.0	(g)
Dutch Bros, Inc.	(9)	— (h)	— (h)	0.0	(g)
Dycom Industries, Inc.	(8)	— (h)	— (h)	0.0	(g)
eBay, Inc.	(5)	— (h)	— (h)	0.0	(g)
Edison International	(9)	— (h)	— (h)	0.0	(g)
Elastic NV	(23)	(1)	(1)	0.0	(g)
Element Solutions, Inc.	(222)	(11)	(11)	0.0	(g)
Elevance Health, Inc.	(712)	12	11	0.0	(g)
Entergy Corp.	(1,569)	70	69	0.0	(g)
EOG Resources, Inc.	(568)	(16)	(17)	0.0	(g)
EPAM Systems, Inc.	(7)	— (h)	— (h)	0.0	(g)
Equity Residential	(344)	(3)	(3)	0.0	(g)
ExlService Holdings, Inc.	(8)	— (h)	— (h)	0.0	(g)
Federal Signal Corp.	(226)	(13)	(13)	0.0	(g)
Ferguson Enterprises, Inc.	(829)	(30)	(31)	0.0	(g)
Fidelity National Information Services, Inc.	(644)	13	12	0.0	(g)
First Citizens BancShares, Inc./NC	(17)	(1)	(1)	0.0	(g)
Fiserv, Inc.	(582)	(7)	(8)	0.0	(g)
Flex Ltd.	(30)	1	1	0.0	(g)
Flowserve Corp.	(48)	(3)	(3)	0.0	(g)
FNB Corp./PA	(588)	1	— (h)	0.0	(g)
Fox Corp.	(14)	— (h)	— (h)	0.0	(g)
Gaming and Leisure Properties, Inc.	(582)	11	10	0.0	(g)
General Dynamics Corp.	(1,137)	65	64	0.0	(g)
Genpact Ltd.	(246)	5	4	0.0	(g)
Global Payments, Inc.	(229)	(10)	(11)	0.0	(g)
Guardant Health, Inc.	(5)	— (h)	— (h)	0.0	(g)
Guidewire Software, Inc.	(258)	(16)	(16)	0.0	(g)
Hasbro, Inc.	(836)	13	12	0.0	(g)
HCA Healthcare, Inc.	(292)	14	13	0.0	(g)
HealthEquity, Inc.	(18)	— (h)	— (h)	0.0	(g)
HEICO Corp.	(175)	1	1	0.0	(g)
Hologic, Inc.	(19)	— (h)	— (h)	0.0	(g)
Hubbell, Inc.	(466)	(9)	(9)	0.0	(g)
HubSpot, Inc.	(660)	(70)	(70)	0.0	(g)
Illinois Tool Works, Inc.	(406)	— (h)	(1)	0.0	(g)
Incyte Corp.	(200)	— (h)	— (h)	0.0	(g)
Ingredion, Inc.	(422)	— (h)	— (h)	0.0	(g)
Installed Building Products, Inc.	(197)	(8)	(8)	0.0	(g)
Insulet Corp.	(425)	(34)	(34)	0.0	(g)
Interactive Brokers Group, Inc.	(1,040)	75	74	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Intuit, Inc.	(1,620)	(44)		(46)		0.0	(g)
Ionis Pharmaceuticals, Inc.	(163)	11		11		0.0	(g)
Jefferies Financial Group, Inc.	(391)	(24)		(25)		0.0	(g)
KLA Corp.	(577)	4		3		0.0	(g)
L3Harris Technologies, Inc.	(1,036)	77		76		0.0	(g)
Lam Research Corp.	(1,410)	18		17		0.0	(g)
Lear Corp.	(77)	—	(h)	—	(h)	0.0	(g)
Lennox International, Inc.	(287)	(2)		(3)		0.0	(g)
Louisiana-Pacific Corp.	(30)	1		1		0.0	(g)
Manhattan Associates, Inc.	(10)	—	(h)	—	(h)	0.0	(g)
Marsh & McLennan Cos., Inc.	(424)	10		9		0.0	(g)
Marvell Technology, Inc.	(1,097)	126		125		0.0	(g)
Mettler-Toledo International, Inc.	(80)	—	(h)	—	(h)	0.0	(g)
MGM Resorts International	(35)	(1)		(1)		0.0	(g)
Monster Beverage Corp.	(1,092)	58		57		0.0	(g)
Mueller Industries, Inc.	(360)	—	(h)	—	(h)	0.0	(g)
Natera, Inc.	(298)	(31)		(31)		0.0	(g)
News Corp.	(332)	(1)		(1)		0.0	(g)
NRG Energy, Inc.	(940)	(50)		(51)		0.0	(g)
NVIDIA Corp.	(1,161)	19		18		0.0	(g)
NVR, Inc.	(24)	—	(h)	—	(h)	0.0	(g)
Old Dominion Freight Line, Inc.	(12)	—	(h)	—	(h)	0.0	(g)
Oshkosh Corp.	(478)	(10)		(11)		0.0	(g)
Owens Corning	(302)	(4)		(5)		0.0	(g)
PACCAR, Inc.	(177)	2		2		0.0	(g)
Paychex, Inc.	(52)	(1)		(2)		0.0	(g)
Philip Morris International, Inc.	(755)	1		—	(h)	0.0	(g)
PNC Financial Services Group, Inc. (The)	(9)	—	(h)	—	(h)	0.0	(g)
PPG Industries, Inc.	(6)	—	(h)	—	(h)	0.0	(g)
Primoris Services Corp.	(254)	8		8		0.0	(g)
Principal Financial Group, Inc.	(6)	—	(h)	—	(h)	0.0	(g)
Progressive Corp. (The)	(415)	10		10		0.0	(g)
Prosperity Bancshares, Inc.	(75)	1		1		0.0	(g)
Public Storage	(837)	28		27		0.0	(g)
Qorvo, Inc.	(19)	—	(h)	—	(h)	0.0	(g)
Regal Rexnord Corp.	(230)	(1)		(1)		0.0	(g)
Regency Centers Corp.	(5)	—	(h)	—	(h)	0.0	(g)
Regeneron Pharmaceuticals, Inc.	(15)	(1)		(1)		0.0	(g)
Republic Services, Inc.	(1,063)	15		14		0.0	(g)
Rockwell Automation, Inc.	(36)	—	(h)	—	(h)	0.0	(g)
Ross Stores, Inc.	(464)	25		25		0.0	(g)
Skyworks Solutions, Inc.	(801)	(58)		(58)		0.0	(g)
SLB Ltd.	(8)	—	(h)	—	(h)	0.0	(g)
Stifel Financial Corp.	(49)	—	(h)	(1)		0.0	(g)
Synovus Financial Corp.	(8)	—	(h)	—	(h)	0.0	(g)
Tapestry, Inc.	(20)	—	(h)	—	(h)	0.0	(g)
Taylor Morrison Home Corp.	(23)	—	(h)	—	(h)	0.0	(g)
Texas Roadhouse, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
Textron, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
T-Mobile US, Inc.	(571)	5		4		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Toro Co. (The)	(10)	—	(h)	—	(h)	0.0	(g)
TransUnion	(371)	(17)		(17)		0.0	(g)
Travelers Cos., Inc. (The)	(791)	9		8		0.0	(g)
Truist Financial Corp.	(947)	7		6		0.0	(g)
Union Pacific Corp.	(1,473)	69		69		0.0	(g)
UnitedHealth Group, Inc.	(100)	1		1		0.0	(g)
Vail Resorts, Inc.	(394)	16		16		0.0	(g)
Veeva Systems, Inc.	(455)	27		27		0.0	(g)
Virtu Financial, Inc.	(16)	—	(h)	—	(h)	0.0	(g)
Williams Cos., Inc. (The)	(421)	23		22		0.0	(g)
WP Carey, Inc.	(8)	—	(h)	—	(h)	0.0	(g)
Wyndham Hotels & Resorts, Inc.	(10)	—	(h)	—	(h)	0.0	(g)
Zebra Technologies Corp.	(84)	(1)		(1)		0.0	(g)
Zions Bancorp NA	(7)	—	(h)	—	(h)	0.0	(g)
Zoetis, Inc.	(543)	6		6		0.0	(g)
Uruguay
MercadoLibre, Inc.	(1,057)	(53)		(53)		0.0	(g)
Total Short Positions of Total Return Swaps		312		263		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(38)		(45)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)		NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from 0.30% to 0.30%) which is denominated in AUD based on the local currencies of the positions within the swap	12/08/2025	—	(h)	(6)	—	(h)	(6)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Ampol Ltd.	(391)	1		—	(h)	0.0	(g)
Aristocrat Leisure Ltd.	(1,135)	14		12		0.0	(g)
Coles Group Ltd.	(38)	—	(h)	—	(h)	0.0	(g)
Computershare Ltd.	(43)	(1)		(1)		0.0	(g)
Evolution Mining Ltd.	(31)	3		3		0.0	(g)
Insurance Australia Group Ltd.	(12)	—	(h)	—	(h)	0.0	(g)
JB Hi-Fi Ltd.	(23)	—	(h)	—	(h)	0.0	(g)
Lottery Corp. Ltd. (The)	(13)	—	(h)	—	(h)	0.0	(g)
Macquarie Group Ltd.	(1,616)	(14)		(17)		0.0	(g)
Orica Ltd.	(19)	—	(h)	—	(h)	0.0	(g)
Pro Medicus Ltd.	(52)	2		2		0.0	(g)
Qantas Airways Ltd.	(48)	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
QBE Insurance Group Ltd.	(44)	—	(h)	—	(h)	0.0	(g)
REA Group Ltd.	(47)	—	(h)	—	(h)	0.0	(g)
Sandfire Resources Ltd.	(16)	—	(h)	—	(h)	0.0	(g)
Santos Ltd.	(183)	(6)		(6)		0.0	(g)
Sonic Healthcare Ltd.	(7)	—	(h)	—	(h)	0.0	(g)
South32 Ltd.	(5)	—	(h)	—	(h)	0.0	(g)
Technology One Ltd.	(43)	1		1		0.0	(g)
Transurban Group	(22)	—	(h)	—	(h)	0.0	(g)
Treasury Wine Estates Ltd.	(16)	—	(h)	—	(h)	0.0	(g)
Wesfarmers Ltd.	(9)	—	(h)	—	(h)	0.0	(g)
Worley Ltd.	(235)	—	(h)	—	(h)	0.0	(g)
New Zealand
Xero Ltd.	(13)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		—	(h)	(6)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	(h)	(6)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day CABROVER on long positions and short positions respectively, plus or minus spread (rates range from (1.00)% to 0.20%) which is denominated in CAD based on the local currencies of the positions within the swap	12/08/2025	103	85	103	188

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Canada
BlackBerry Ltd.	29	(3)		(3)		0.0	(g)
Bombardier, Inc.	8	—	(h)	—	(h)	0.0	(g)
Canadian Tire Corp. Ltd.	548	15		16		0.0	(g)
Canadian Utilities Ltd.	21	—	(h)	—	(h)	0.0	(g)
Gildan Activewear, Inc.	10	—	(h)	—	(h)	0.0	(g)
IAMGOLD Corp.	107	(15)		(15)		0.0	(g)
MDA Space Ltd.	8	—	(h)	—	(h)	0.0	(g)
Saputo, Inc.	545	5		6		0.0	(g)
West Fraser Timber Co. Ltd.	98	8		8		0.0	(g)
United States
Energy Fuels, Inc./Canada	18	—	(h)	—	(h)	0.0	(g)
Galaxy Digital, Inc.	10	(1)		(1)		0.0	(g)
Total Long Positions of Total Return Swaps		9		11		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Aritzia, Inc.	(109)	(2)	(3)	0.0	(g)
BCE, Inc.	(1,378)	(33)	(34)	0.0	(g)
Canadian Apartment Properties REIT	(92)	— (h)	— (h)	0.0	(g)
Canadian Natural Resources Ltd.	(4,657)	104	99	0.0	(g)
Capstone Copper Corp.	(138)	15	15	0.0	(g)
CCL Industries, Inc.	(16)	— (h)	— (h)	0.0	(g)
Colliers International Group, Inc.	(55)	(1)	(1)	0.0	(g)
Descartes Systems Group, Inc. (The)	(1,157)	(95)	(96)	0.0	(g)
Dollarama, Inc.	(35)	(1)	(1)	0.0	(g)
Empire Co. Ltd.	(641)	(7)	(8)	0.0	(g)
First Quantum Minerals Ltd.	(1,043)	161	160	0.0	(g)
FirstService Corp.	(784)	(45)	(46)	0.0	(g)
George Weston Ltd.	(667)	(12)	(12)	0.0	(g)
GFL Environmental, Inc.	(1,594)	(11)	(12)	0.0	(g)
iA Financial Corp., Inc.	(122)	1	1	0.0	(g)
IGM Financial, Inc.	(14)	— (h)	— (h)	0.0	(g)
Kinaxis, Inc.	(32)	— (h)	— (h)	0.0	(g)
Loblaw Cos. Ltd.	(123)	(1)	(1)	0.0	(g)
Lundin Gold, Inc.	(477)	(7)	(7)	0.0	(g)
Metro, Inc./CN	(37)	— (h)	— (h)	0.0	(g)
New Gold, Inc.	(73)	6	6	0.0	(g)
Northland Power, Inc.	(334)	6	5	0.0	(g)
Nutrien Ltd.	(896)	22	21	0.0	(g)
OceanaGold Corp.	(22)	1	1	0.0	(g)
Orla Mining Ltd.	(9)	— (h)	— (h)	0.0	(g)
Parkland Corp.	(324)	1	— (h)	0.0	(g)
RioCan Real Estate Investment Trust	(299)	1	— (h)	0.0	(g)
Stantec, Inc.	(1,280)	(30)	(32)	0.0	(g)
TMX Group Ltd.	(130)	(1)	(1)	0.0	(g)
Wheaton Precious Metals Corp.	(881)	31	30	0.0	(g)
WSP Global, Inc.	(700)	(31)	(32)	0.0	(g)
United Kingdom
Endeavour Mining plc	(312)	21	21	0.0	(g)
United States
Brookfield Infrastructure Corp.	(32)	1	1	0.0	(g)
Total Short Positions of Total Return Swaps		94	74	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		103	85	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	12/08/2025	41	39	2	41

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Switzerland
Adecco Group AG	49	1		1		0.0	(g)
Geberit AG	9	—	(h)	—	(h)	0.0	(g)
Kuehne + Nagel International AG	150	19		18		0.0	(g)
Nestle SA	1,346	13		13		0.0	(g)
Roche Holding AG	12	—	(h)	—	(h)	0.0	(g)
Sandoz Group AG	29	—	(h)	—	(h)	0.0	(g)
Sika AG	365	21		20		0.0	(g)
Straumann Holding AG	24	2		2		0.0	(g)
Swiss Life Holding AG	78	(4)		(4)		0.0	(g)
Swiss Prime Site AG	26	—	(h)	—	(h)	0.0	(g)
Swiss Re AG	4	—	(h)	—	(h)	0.0	(g)
Swisscom AG	170	—	(h)	—	(h)	0.0	(g)
VAT Group AG	57	3		3		0.0	(g)
Total Long Positions of Total Return Swaps		55		53		0.0	(g)

Short Positions
Common Stocks
Switzerland
ABB Ltd.	(4)	—	(h)	—	(h)	0.0	(g)
Accelleron Industries AG	(185)	(12)		(12)		0.0	(g)
Baloise Holding AG	(112)	(3)		(3)		0.0	(g)
Flughafen Zurich AG	(73)	—	(h)	—	(h)	0.0	(g)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Holcim AG	(17)	—	(h)	—	(h)	0.0	(g)
Julius Baer Group Ltd.	(20)	—	(h)	—	(h)	0.0	(g)
Logitech International SA	(116)	(2)		(2)		0.0	(g)
Lonza Group AG	(5)	—	(h)	—	(h)	0.0	(g)
PSP Swiss Property AG	(92)	2		2		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Schindler Holding AG	(39)	(2)	(2)	0.0	(g)
SGS SA	(17)	— (h)	— (h)	0.0	(g)
Swissquote Group Holding SA	(6)	— (h)	— (h)	0.0	(g)
Temenos AG	(75)	2	2	0.0	(g)
UBS Group AG	(407)	3	3	0.0	(g)
Zurich Insurance Group AG	(278)	(2)	(2)	0.0	(g)
Total Short Positions of Total Return Swaps		(14)	(14)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		41	39	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from (0.50)% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	12/08/2025	132	134	—	134

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Denmark
Coloplast A/S	3,821	68	69	0.0	(g)
DSV A/S	8,842	65	66	0.0	(g)
Novo Nordisk A/S	747	1	1	0.0	(g)
Novonesis Novozymes B	2,882	5	5	0.0	(g)
ROCKWOOL A/S	87	— (h)	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		139	141	0.0	(g)

Short Positions
Common Stocks
Denmark
AP Moller - Maersk A/S	(158)	(1)	(1)	0.0	(g)
GN Store Nord A/S	(276)	(3)	(3)	0.0	(g)
Pandora A/S	(223)	(2)	(2)	0.0	(g)
Tryg A/S	(832)	(1)	(1)	0.0	(g)
Total Short Positions of Total Return Swaps		(7)	(7)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		132	134	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day ESTER on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	12/08/2025	213	204	13	217

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Austria
OMV AG	191		6		6		0.0	(g)
Verbund AG	16		—	(h)	—	(h)	0.0	(g)
Belgium
D’ieteren Group	5		—	(h)	—	(h)	0.0	(g)
KBC Group NV	895		(1)		—	(h)	0.0	(g)
Lotus Bakeries NV	140		5		5		0.0	(g)
Sofina SA	8		—	(h)	—	(h)	0.0	(g)
Finland
Fortum OYJ	60		(3)		(3)		0.0	(g)
Kesko OYJ	6		—	(h)	—	(h)	0.0	(g)
Metso OYJ	9		1		1		0.0	(g)
Orion OYJ	9		—	(h)	—	(h)	0.0	(g)
Stora Enso OYJ	28		—	(h)	—	(h)	0.0	(g)
UPM-Kymmene OYJ	75		(1)		(1)		0.0	(g)
Germany
Brenntag SE	22		—	(h)	—	(h)	0.0	(g)
Daimler Truck Holding AG	584		51		51		0.0	(g)
Deutsche Bank AG	89		5		6		0.0	(g)
Deutsche Boerse AG	785		48		49		0.0	(g)
Dr Ing hc F Porsche AG	183		9		9		0.0	(g)
Fresenius SE & Co. KGaA	47		(1)		(1)		0.0	(g)
Merck KGaA	9		—	(h)	—	(h)	0.0	(g)
Porsche Automobil Holding SE	302		32		32		0.0	(g)
Rational AG	133		2		2		0.0	(g)
RWE AG	59		(1)		(1)		0.0	(g)
Siemens Healthineers AG	—	(h)	—	(h)	—	(h)	0.0	(g)
Talanx AG	215		(8)		(8)		0.0	(g)
Zalando SE	19		—	(h)	—	(h)	0.0	(g)
Ireland
Kingspan Group plc	210		(5)		(5)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Italy
Buzzi SpA	6	—	(h)	— (h)	0.0	(g)
Enel SpA	1,503	(65)		(63)	0.0	(g)
Ferrari NV	36	—	(h)	— (h)	0.0	(g)
Prysmian SpA	74	(4)		(4)	0.0	(g)
Luxembourg
ArcelorMittal SA	19	—	(h)	— (h)	0.0	(g)
CVC Capital Partners plc	22	—	(h)	— (h)	0.0	(g)
Netherlands
ABN AMRO Bank NV	11	(1)		(1)	0.0	(g)
Aegon Ltd.	17	—	(h)	— (h)	0.0	(g)
Akzo Nobel NV	194	2		2	0.0	(g)
EXOR NV	64	(1)		(1)	0.0	(g)
Ferrovial SE	228	—	(h)	— (h)	0.0	(g)
Heineken Holding NV	19	—	(h)	— (h)	0.0	(g)
IMCD NV	173	9		9	0.0	(g)
ING Groep NV	5	—	(h)	— (h)	0.0	(g)
Randstad NV	24	(1)		(1)	0.0	(g)
Spain
Amadeus IT Group SA	72	(1)		(1)	0.0	(g)
Cellnex Telecom SA	567	16		17	0.0	(g)
EDP Renovaveis SA	17	(1)		(1)	0.0	(g)
Endesa SA	257	(9)		(9)	0.0	(g)
Total Long Positions of Total Return Swaps		83		89	0.0	(g)

Short Positions
Common Stocks
Austria
BAWAG Group AG	(91)	5		5	0.0	(g)
Belgium
Ageas SA	(40)	1		1	0.0	(g)
Groupe Bruxelles Lambert NV	(117)	—	(h)	— (h)	0.0	(g)
Finland
Wartsila OYJ Abp	(6)	—	(h)	— (h)	0.0	(g)
Germany
GEA Group AG	(545)	(9)		(10)	0.0	(g)
Heidelberg Materials AG	(30)	(1)		(1)	0.0	(g)
HOCHTIEF AG	(40)	2		2	0.0	(g)
Infineon Technologies AG	(487)	24		23	0.0	(g)
Knorr-Bremse AG	(35)	—	(h)	— (h)	0.0	(g)
LEG Immobilien SE	(315)	—	(h)	(1)	0.0	(g)
Mercedes-Benz Group AG	(978)	31		30	0.0	(g)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	(606)	29		28	0.0	(g)
Nordex SE	(203)	22		22	0.0	(g)
Scout24 SE	(20)	(1)		(1)	0.0	(g)
Siemens Energy AG	(2,172)	143		140	0.0	(g)
Italy
Amplifon SpA	(56)	(5)		(5)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Banca Mediolanum SpA	(5)	—	(h)	—	(h)	0.0	(g)
Banca Monte dei Paschi di Siena SpA	(1,343)	(121)		(124)		0.0	(g)
Eni SpA	(435)	(2)		(3)		0.0	(g)
Generali	(1,139)	19		18		0.0	(g)
Italgas SpA	(95)	4		4		0.0	(g)
Leonardo SpA	(22)	1		1		0.0	(g)
Poste Italiane SpA	(170)	2		2		0.0	(g)
Snam SpA	(276)	—	(h)	—	(h)	0.0	(g)
UniCredit SpA	(72)	—	(h)	—	(h)	0.0	(g)
Netherlands
NN Group NV	(166)	2		2		0.0	(g)
QIAGEN NV	(8)	—	(h)	—	(h)	0.0	(g)
Portugal
Banco Comercial Portugues SA	(21)	(3)		(3)		0.0	(g)
Spain
ACS Actividades de Construccion y Servicios SA	(38)	1		1		0.0	(g)
Bankinter SA	(122)	5		5		0.0	(g)
CaixaBank SA	(185)	5		5		0.0	(g)
Enagas SA	(173)	3		3		0.0	(g)
Grifols SA	(111)	1		1		0.0	(g)
Telefonica SA	(436)	(25)		(27)		0.0	(g)
Unicaja Banco SA	(2)	—	(h)	—	(h)	0.0	(g)
Switzerland
DSM-Firmenich AG	(61)	(3)		(3)		0.0	(g)
Total Short Positions of Total Return Swaps		130		115		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		213		204		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from (1.00)% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	12/08/2025	100	104	7	111

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Bermuda
Hiscox Ltd.	85	(8)	(8)	0.0	(g)
Chile

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Antofagasta plc	176	(62)		(62)		0.0	(g)
Hong Kong
Prudential plc	7	—	(h)	—	(h)	0.0	(g)
Ireland
DCC plc	13	—	(h)	—	(h)	0.0	(g)
United Kingdom
Associated British Foods plc	25	(1)		(1)		0.0	(g)
BP plc	454	(2)		—	(h)	0.0	(g)
BT Group plc	78	7		7		0.0	(g)
Diploma plc	107	6		6		0.0	(g)
easyJet plc	4	—	(h)	—	(h)	0.0	(g)
Haleon plc	889	140		143		0.0	(g)
Kingfisher plc	39	(23)		(23)		0.0	(g)
LondonMetric Property plc	11	(1)		(1)		0.0	(g)
Marks & Spencer Group plc	25	(1)		(1)		0.0	(g)
Mondi plc	23	(1)		—	(h)	0.0	(g)
National Grid plc	3	—	(h)	—	(h)	0.0	(g)
Persimmon plc	42	(4)		(4)		0.0	(g)
Rentokil Initial plc	43	(2)		(2)		0.0	(g)
Rio Tinto plc	38	(2)		(2)		0.0	(g)
Severn Trent plc	3	—	(h)	—	(h)	0.0	(g)
Spectris plc	718	(3)		(1)		0.0	(g)
Spirax Group plc	14	—	(h)	—	(h)	0.0	(g)
SSE plc	6	—	(h)	—	(h)	0.0	(g)
Tesco plc	19	—	(h)	—	(h)	0.0	(g)
Vistry Group plc	23	(3)		(3)		0.0	(g)
Vodafone Group plc	34	—	(h)	—	(h)	0.0	(g)
Whitbread plc	30	—	(h)	—	(h)	0.0	(g)
WPP plc	16	(1)		(1)		0.0	(g)
Total Long Positions of Total Return Swaps		39		47		0.0	(g)

Short Positions
Common Stocks
Ireland
Experian plc	(12)	—	(h)	—	(h)	0.0	(g)
Switzerland
Coca-Cola HBC AG	(9)	—	(h)	—	(h)	0.0	(g)
United Kingdom
Admiral Group plc	(39)	1		—	(h)	0.0	(g)
Babcock International Group plc	(17)	1		1		0.0	(g)
BAE Systems plc	(43)	3		3		0.0	(g)
Barclays plc	(12)	—	(h)	—	(h)	0.0	(g)
Bellway plc	(98)	8		8		0.0	(g)
Burberry Group plc	(8)	1		1		0.0	(g)
Entain plc	(11)	—	(h)	—	(h)	0.0	(g)
Halma plc	(595)	32		30		0.0	(g)
IG Group Holdings plc	(99)	(6)		(6)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
IMI plc	(28)	—	(h)	—	(h)	0.0	(g)
Intertek Group plc	(16)	—	(h)	—	(h)	0.0	(g)
London Stock Exchange Group plc	(10)	—	(h)	—	(h)	0.0	(g)
M&G plc	(5)	—	(h)	—	(h)	0.0	(g)
NatWest Group plc	(10)	—	(h)	—	(h)	0.0	(g)
Pearson plc	(58)	2		2		0.0	(g)
Phoenix Group Holdings plc	(9)	—	(h)	—	(h)	0.0	(g)
Rightmove plc	(8)	—	(h)	—	(h)	0.0	(g)
Sage Group plc (The)	(72)	1		1		0.0	(g)
Schroders plc	(12)	—	(h)	—	(h)	0.0	(g)
Smiths Group plc	(85)	(1)		(1)		0.0	(g)
UNITE Group plc (The)	(113)	2		1		0.0	(g)
United Utilities Group plc	(3)	—	(h)	—	(h)	0.0	(g)
Weir Group plc (The)	(213)	17		17		0.0	(g)
Total Short Positions of Total Return Swaps		61		57		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		100		104		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from (1.00)% to 0.30%) which is denominated in HKD based on the local currencies of the positions within the swap	12/08/2025	8	9	—	9

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Budweiser Brewing Co. APAC Ltd	181	—	(h)	—	(h)	0.0	(g)
Hong Kong & China Gas Co. Ltd.	633	4		5		0.0	(g)
MTR Corp. Ltd.	499	1		1		0.0	(g)
Wharf Holdings Ltd. (The)	66	—	(h)	—	(h)	0.0	(g)
Wharf Real Estate Investment Co. Ltd.	115	1		1		0.0	(g)
Total Long Positions of Total Return Swaps		6		7		0.0	(g)

Short Positions
Common Stocks
Hong Kong
AIA Group Ltd.	(916)	2		2		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
CK Hutchison Holdings Ltd.	(76)	—	(h)	—	(h)	0.0	(g)
Techtronic Industries Co. Ltd.	(101)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		2		2		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		8		9		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.70%) which is denominated in ILS based on the local currencies of the positions within the swap	12/08/2025	9	8	—	8

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Israel
Azrieli Group Ltd.	181	(1)	(1)	0.0	(g)
Total Long Positions of Total Return Swaps		(1)	(1)	0.0	(g)

Short Positions
Common Stocks
Israel
Bank Hapoalim BM	(18)	— (h)	— (h)	0.0	(g)
Elbit Systems Ltd.	(56)	1	1	0.0	(g)
Israel Discount Bank Ltd.	(965)	9	8	0.0	(g)
Total Short Positions of Total Return Swaps		10	9	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		9	8	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from (0.25)% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	12/08/2025	(69)	(69)	108	39

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Ajinomoto Co., Inc.	11,022	—	(h)	—	(h)	0.0	(g)
Cosmos Pharmaceutical Corp.	891	—	(h)	—	(h)	0.0	(g)
Daifuku Co. Ltd.	1,814	(1)		(1)		0.0	(g)
East Japan Railway Co.	16,934	2		2		0.0	(g)
Fuji Electric Co. Ltd.	18,901	—	(h)	—	(h)	0.0	(g)
Hankyu Hanshin Holdings, Inc.	17,727	2		2		0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	7,043	3		3		0.0	(g)
ITOCHU Corp.	21,601	4		4		0.0	(g)
Kadokawa Corp.	6,752	(1)		(1)		0.0	(g)
Keisei Electric Railway Co. Ltd.	1,247	—	(h)	—	(h)	0.0	(g)
Kikkoman Corp.	5,621	2		2		0.0	(g)
Konami Group Corp.	2,185	—	(h)	—	(h)	0.0	(g)
Kyushu Electric Power Co., Inc.	1,359	—	(h)	—	(h)	0.0	(g)
M3, Inc.	2,120	—	(h)	—	(h)	0.0	(g)
Marubeni Corp.	3,980	(1)		(1)		0.0	(g)
MEIJI Holdings Co. Ltd.	938	—	(h)	—	(h)	0.0	(g)
MINEBEA MITSUMI, Inc.	9,419	—	(h)	—	(h)	0.0	(g)
MonotaRO Co. Ltd.	6,201	3		3		0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	1,020	—	(h)	—	(h)	0.0	(g)
Nippon Paint Holdings Co. Ltd.	22,799	1		1		0.0	(g)
Nippon Sanso Holdings Corp.	10,997	3		3		0.0	(g)
Nippon Steel Corp.	5,792	2		2		0.0	(g)
Nissin Foods Holdings Co. Ltd.	3,169	1		1		0.0	(g)
Niterra Co. Ltd.	13,990	2		2		0.0	(g)
Nitori Holdings Co. Ltd.	8,698	1		1		0.0	(g)
NTT, Inc.	2,847	1		1		0.0	(g)
Oriental Land Co. Ltd./Japan	29,471	4		4		0.0	(g)
PAL GROUP Holdings Co. Ltd.	535	—	(h)	—	(h)	0.0	(g)
SCREEN Holdings Co. Ltd.	5,636	2		2		0.0	(g)
SCSK Corp.	5,226	2		2		0.0	(g)
Sega Sammy Holdings, Inc.	1,569	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Seibu Holdings, Inc.	3,213	—	(h)	—	(h)	0.0	(g)
Sekisui Chemical Co. Ltd.	1,427	—	(h)	—	(h)	0.0	(g)
Sony Financial Group, Inc.	46	51		(7)		0.0	(g)
Suntory Beverage & Food Ltd.	2,801	—	(h)	—	(h)	0.0	(g)
Suzuki Motor Corp.	9,223	—	(h)	—	(h)	0.0	(g)
TIS, Inc.	1,514	—	(h)	—	(h)	0.0	(g)
Tokyu Corp.	13,458	3		4		0.0	(g)
Toyota Tsusho Corp.	9,843	—	(h)	—	(h)	0.0	(g)
Yamaha Motor Co. Ltd.	1,783	—	(h)	—	(h)	0.0	(g)
Yamato Holdings Co. Ltd.	4,358	1		1		0.0	(g)
Yokogawa Electric Corp.	2,171	—	(h)	—	(h)	0.0	(g)
Zensho Holdings Co. Ltd.	31,418	3		3		0.0	(g)
Total Long Positions of Total Return Swaps		90		33		0.0	(g)

Short Positions
Common Stocks
Japan
Aisin Corp.	(9,269)	—	(h)	—	(h)	0.0	(g)
Amada Co. Ltd.	(3,009)	(1)		(1)		0.0	(g)
ANA Holdings, Inc.	(37,727)	(9)		(10)		0.0	(g)
Asahi Group Holdings Ltd.	(3,381)	—	(h)	—	(h)	0.0	(g)
Asahi Kasei Corp.	(2,909)	—	(h)	—	(h)	0.0	(g)
Chugai Pharmaceutical Co. Ltd.	(25,461)	(7)		(7)		0.0	(g)
CyberAgent, Inc.	(9,190)	—	(h)	—	(h)	0.0	(g)
Daiichi Sankyo Co. Ltd.	(5,940)	—	(h)	—	(h)	0.0	(g)
Daiwa Securities Group, Inc.	(842)	—	(h)	—	(h)	0.0	(g)
DMG Mori Co. Ltd.	(114,886)	(19)		(19)		0.0	(g)
Food & Life Cos. Ltd.	(3,804)	—	(h)	—	(h)	0.0	(g)
Fujitsu Ltd.	(1,439)	—	(h)	—	(h)	0.0	(g)
Fukuoka Financial Group, Inc.	(3,981)	—	(h)	—	(h)	0.0	(g)
Hamamatsu Photonics KK	(1,283)	—	(h)	—	(h)	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	(9,927)	—	(h)	—	(h)	0.0	(g)
Hitachi Ltd.	(250,267)	(82)		(82)		0.0	(g)
Idemitsu Kosan Co. Ltd.	(28,803)	(2)		(2)		0.0	(g)
Isuzu Motors Ltd.	(12,727)	(4)		(4)		0.0	(g)
Japan Airlines Co. Ltd.	(1,878)	(1)		(1)		0.0	(g)
Japan Post Bank Co. Ltd.	(3,666)	—	(h)	—	(h)	0.0	(g)
Kandenko Co. Ltd.	(13,260)	(2)		(2)		0.0	(g)
Keyence Corp.	(73,281)	(10)		(11)		0.0	(g)
Kobe Steel Ltd.	(19,995)	(8)		(8)		0.0	(g)
Kyocera Corp.	(2,474)	(1)		(1)		0.0	(g)
McDonald’s Holdings Co. Japan Ltd.	(10,120)	(1)		(1)		0.0	(g)
Mitsubishi Heavy Industries Ltd.	(182,769)	10		9		0.0	(g)
Mitsui Chemicals, Inc.	(7,085)	—	(h)	—	(h)	0.0	(g)
Mitsui Kinzoku Co. Ltd.	(76,476)	27		28		0.0	(g)
NH Foods Ltd.	(3,519)	—	(h)	—	(h)	0.0	(g)
Nomura Holdings, Inc.	(119,813)	(12)		(13)		0.0	(g)
Obayashi Corp.	(11,338)	(1)		(1)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Olympus Corp.	(34,312)	4		4		0.0	(g)
Ono Pharmaceutical Co. Ltd.	(5,999)	—	(h)	—	(h)	0.0	(g)
Pan Pacific International Holdings Corp.	(2,561)	—	(h)	—	(h)	0.0	(g)
Panasonic Holdings Corp.	(53,073)	15		15		0.0	(g)
Recruit Holdings Co. Ltd.	(9,548)	—	(h)	—	(h)	0.0	(g)
Ryohin Keikaku Co. Ltd.	(49,070)	(31)		(30)		0.0	(g)
Sanwa Holdings Corp.	(8,561)	(6)		(6)		0.0	(g)
Secom Co. Ltd.	(25,912)	(7)		(7)		0.0	(g)
Seiko Epson Corp.	(4,409)	—	(h)	—	(h)	0.0	(g)
Shimizu Corp.	(1,268)	—	(h)	—	(h)	0.0	(g)
Shin-Etsu Chemical Co. Ltd.	(97,920)	60		60		0.0	(g)
Shizuoka Financial Group, Inc.	(5,922)	1		1		0.0	(g)
Sompo Holdings, Inc.	(3,762)	(1)		(1)		0.0	(g)
Sony Group Corp.	(201,128)	(38)		21		0.0	(g)
Sumitomo Chemical Co. Ltd.	(7,687)	(2)		(2)		0.0	(g)
Sumitomo Electric Industries Ltd.	(6,315)	—	(h)	—	(h)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	(34,525)	2		2		0.0	(g)
Sumitomo Realty & Development Co. Ltd.	(11,056)	—	(h)	—	(h)	0.0	(g)
Sumitomo Rubber Industries Ltd.	(2,881)	—	(h)	—	(h)	0.0	(g)
Sysmex Corp.	(74,061)	(19)		(19)		0.0	(g)
THK Co. Ltd.	(5,693)	—	(h)	—	(h)	0.0	(g)
Tokyo Seimitsu Co. Ltd.	(6,960)	7		7		0.0	(g)
Tosoh Corp.	(29,193)	(11)		(11)		0.0	(g)
Tsuruha Holdings, Inc.	(1,407)	—	(h)	—	(h)	0.0	(g)
Unicharm Corp.	(47,182)	(10)		(10)		0.0	(g)
Yaskawa Electric Corp.	(1,529)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(159)		(102)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(69)		(69)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month NIBOR on long positions and short positions respectively, plus or minus spread (rates range from (0.26)% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	12/08/2025	1	1	—	1

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Norway
Norsk Hydro ASA	945	(1)		(1)		0.0	(g)
Salmar ASA	198	1		1		0.0	(g)
Telenor ASA	261	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

Short Positions
Common Stocks
Norway
Aker BP ASA	(89)	—	(h)	—	(h)	0.0	(g)
DNB Bank ASA	(466)	—	(h)	—	(h)	0.0	(g)
Kongsberg Gruppen ASA	(176)	1		1		0.0	(g)
Var Energi ASA	(191)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		1		1		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1		1		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month STIBOR on long positions and short positions respectively, plus or minus spread (rates range from (0.70)% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	12/08/2025	(9)	(5)	1	(4)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Sweden
Atlas Copco AB	4,534	(5)	(4)	0.0	(g)
Castellum AB	1,398	(3)	(2)	0.0	(g)
Epiroc AB	263	1	1	0.0	(g)
EQT AB	5,279	17	17	0.0	(g)
H & M Hennes & Mauritz AB	241	(3)	(3)	0.0	(g)
Hexagon AB	151	— (h)	— (h)	0.0	(g)
Holmen AB	103	— (h)	— (h)	0.0	(g)
Industrivarden AB	1,895	(1)	(1)	0.0	(g)
Investor AB	11,655	(38)	(36)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
L E Lundbergforetagen AB	838	—	(h)	—	(h)	0.0	(g)
Lifco AB	1,192	6		6		0.0	(g)
Sagax AB	427	1		1		0.0	(g)
Sandvik AB	678	—	(h)	—	(h)	0.0	(g)
Skandinaviska Enskilda Banken AB	481	—	(h)	—	(h)	0.0	(g)
SKF AB	2,048	—	(h)	—	(h)	0.0	(g)
Swedbank AB	321	—	(h)	—	(h)	0.0	(g)
Volvo AB	9,641	19		20		0.0	(g)
Total Long Positions of Total Return Swaps		(6)		(1)		0.0	(g)

Short Positions
Common Stocks
Sweden
AddTech AB	(65)	—	(h)	—	(h)	0.0	(g)
Getinge AB	(309)	(1)		(1)		0.0	(g)
Skanska AB	(2,577)	5		5		0.0	(g)
SSAB AB	(2,673)	8		8		0.0	(g)
Tele2 AB	(7,234)	(15)		(16)		0.0	(g)
Total Short Positions of Total Return Swaps		(3)		(4)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(9)		(5)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.30%) which is denominated in SGD based on the local currencies of the positions within the swap	12/08/2025	3	3	—	3

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Singapore
Sembcorp Industries Ltd.	64	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	(128)	(3)	(3)	0.0	(g)
Oversea-Chinese Banking Corp. Ltd.	(86)	(2)	(2)	0.0	(g)
Singapore Technologies Engineering Ltd.	(235)	8	8	0.0	(g)
Total Short Positions of Total Return Swaps		3	3	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		3	3	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from (2.25)% to 0.20%) which is denominated in USD based on the local currencies of the positions within the swap	12/08/2025	(492)	(514)	109	(405)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Bermuda
Everest Group Ltd.	37	(1)	(1)	0.0	(g)
Golar LNG Ltd.	60	— (h)	1	0.0	(g)
RenaissanceRe Holdings Ltd.	742	(29)	(27)	0.0	(g)
France
Abivax SA	97	1	1	0.0	(g)
Israel
Nova Ltd.	13	(1)	(1)	0.0	(g)
Teva Pharmaceutical Industries Ltd.	732	(12)	(10)	0.0	(g)
Sweden
Autoliv, Inc.	469	15	16	0.0	(g)
Switzerland
Amcor plc	338	7	8	0.0	(g)
United Kingdom
Birkenstock Holding Plc	5	— (h)	— (h)	0.0	(g)
Coca-Cola Europacific Partners plc	838	(3)	(2)	0.0	(g)
Willis Towers Watson plc	2,209	(37)	(33)	0.0	(g)
United States
ACI Worldwide, Inc.	196	(8)	(8)	0.0	(g)
AeroVironment, Inc.	7	— (h)	— (h)	0.0	(g)
AGNC Investment Corp.	127	1	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Albertsons Cos., Inc.	12	—	(h)	—	(h)	0.0	(g)
American Financial Group, Inc./OH	19	(1)		(1)		0.0	(g)
Annaly Capital Management, Inc.	17	1		1		0.0	(g)
Antero Midstream Corp.	47	(2)		(1)		0.0	(g)
APA Corp.	8	—	(h)	—	(h)	0.0	(g)
Applied Digital Corp.	11	—	(h)	—	(h)	0.0	(g)
Archer-Daniels-Midland Co.	738	20		22		0.0	(g)
Arthur J Gallagher & Co.	2,790	(85)		(79)		0.0	(g)
Asbury Automotive Group, Inc.	86	3		3		0.0	(g)
Avidity Biosciences, Inc.	121	(8)		(7)		0.0	(g)
Axon Enterprise, Inc.	384	17		18		0.0	(g)
Baker Hughes Co.	35	(1)		(1)		0.0	(g)
Becton Dickinson & Co.	1,353	24		27		0.0	(g)
BILL Holdings, Inc.	9	—	(h)	—	(h)	0.0	(g)
Builders FirstSource, Inc.	10	1		1		0.0	(g)
BXP, Inc.	23	—	(h)	—	(h)	0.0	(g)
Cadence Bank	5	—	(h)	—	(h)	0.0	(g)
Cadence Design Systems, Inc.	1,608	16		19		0.0	(g)
Capital One Financial Corp.	1,895	100		104		0.0	(g)
CareTrust REIT, Inc.	68	—	(h)	—	(h)	0.0	(g)
Casella Waste Systems, Inc.	6	—	(h)	—	(h)	0.0	(g)
Cava Group, Inc.	29	1		1		0.0	(g)
CCC Intelligent Solutions Holdings, Inc.	48	2		2		0.0	(g)
Celsius Holdings, Inc.	321	2		3		0.0	(g)
Cloudflare, Inc.	8	—	(h)	—	(h)	0.0	(g)
Coeur Mining, Inc.	261	(62)		(61)		0.0	(g)
Constellation Brands, Inc.	356	21		22		0.0	(g)
Core & Main, Inc.	5	—	(h)	—	(h)	0.0	(g)
Corning, Inc.	24	(2)		(2)		0.0	(g)
CSW Industrials, Inc.	121	6		6		0.0	(g)
Cummins, Inc.	1,155	(32)		(29)		0.0	(g)
DaVita, Inc.	365	1		2		0.0	(g)
Deckers Outdoor Corp.	368	52		53		0.0	(g)
Deere & Co.	851	34		37		0.0	(g)
Diamondback Energy, Inc.	15	—	(h)	—	(h)	0.0	(g)
Dillard’s, Inc.	23	(1)		(1)		0.0	(g)
Dollar Tree, Inc.	551	28		29		0.0	(g)
DR Horton, Inc.	869	56		58		0.0	(g)
Duke Energy Corp.	577	(8)		(6)		0.0	(g)
EastGroup Properties, Inc.	5	—	(h)	—	(h)	0.0	(g)
EchoStar Corp.	7	—	(h)	—	(h)	0.0	(g)
Ensign Group, Inc. (The)	15	(1)		(1)		0.0	(g)
Entegris, Inc.	340	(37)		(36)		0.0	(g)
Esab Corp.	143	2		2		0.0	(g)
Essential Utilities, Inc.	5	—	(h)	—	(h)	0.0	(g)
Essex Property Trust, Inc.	19	—	(h)	—	(h)	0.0	(g)
Estee Lauder Cos., Inc. (The)	6	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Evergy, Inc.	590	(31)		(29)		0.0	(g)
Expedia Group, Inc.	597	21		22		0.0	(g)
F5, Inc.	676	23		25		0.0	(g)
Federal Realty Investment Trust	17	—	(h)	—	(h)	0.0	(g)
Fidelity National Financial, Inc.	4	—	(h)	—	(h)	0.0	(g)
First Solar, Inc.	19	(1)		(1)		0.0	(g)
FirstCash Holdings, Inc.	16	—	(h)	—	(h)	0.0	(g)
Flutter Entertainment plc	898	118		120		0.0	(g)
Fortive Corp.	56	(1)		(1)		0.0	(g)
GE HealthCare Technologies, Inc.	7	—	(h)	—	(h)	0.0	(g)
Gen Digital, Inc.	57	1		1		0.0	(g)
Generac Holdings, Inc.	6	1		1		0.0	(g)
Genuine Parts Co.	1,345	38		41		0.0	(g)
Halliburton Co.	261	(28)		(27)		0.0	(g)
Healthcare Realty Trust, Inc.	189	3		3		0.0	(g)
Hecla Mining Co.	394	(37)		(36)		0.0	(g)
HF Sinclair Corp.	126	(2)		(1)		0.0	(g)
Hormel Foods Corp.	6	—	(h)	—	(h)	0.0	(g)
HP, Inc.	6	—	(h)	—	(h)	0.0	(g)
Hyatt Hotels Corp.	19	—	(h)	—	(h)	0.0	(g)
IDACORP, Inc.	13	—	(h)	—	(h)	0.0	(g)
InterDigital, Inc.	11	—	(h)	—	(h)	0.0	(g)
International Flavors & Fragrances, Inc.	446	33		34		0.0	(g)
IQVIA Holdings, Inc.	565	2		3		0.0	(g)
Jack Henry & Associates, Inc.	5	—	(h)	—	(h)	0.0	(g)
JBT Marel Corp.	331	(2)		(1)		0.0	(g)
Jones Lang LaSalle, Inc.	580	30		31		0.0	(g)
KKR & Co., Inc.	47	5		5		0.0	(g)
Krystal Biotech, Inc.	14	(1)		(1)		0.0	(g)
Lazard, Inc.	69	5		5		0.0	(g)
Lowe’s Cos., Inc.	71	4		4		0.0	(g)
Lumen Technologies, Inc.	29	—	(h)	—	(h)	0.0	(g)
Madrigal Pharmaceuticals, Inc.	393	(18)		(17)		0.0	(g)
Maplebear, Inc.	483	99		100		0.0	(g)
Markel Group, Inc.	48	—	(h)	—	(h)	0.0	(g)
Masimo Corp.	70	(1)		—	(h)	0.0	(g)
Matador Resources Co.	123	9		10		0.0	(g)
Murphy USA, Inc.	6	—	(h)	—	(h)	0.0	(g)
Norwegian Cruise Line Holdings Ltd.	4	—	(h)	—	(h)	0.0	(g)
NOV, Inc.	33	—	(h)	—	(h)	0.0	(g)
Nutanix, Inc.	415	35		36		0.0	(g)
Occidental Petroleum Corp.	66	—	(h)	—	(h)	0.0	(g)
Old National Bancorp	98	—	(h)	1		0.0	(g)
Omega Healthcare Investors, Inc.	977	7		9		0.0	(g)
Packaging Corp. of America	47	—	(h)	—	(h)	0.0	(g)
Paramount Skydance Corp.	171	(13)		(13)		0.0	(g)
PennyMac Financial Services, Inc.	125	1		2		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Pinnacle West Capital Corp.	128	(2)	(2)		0.0	(g)
Pool Corp.	274	16	17		0.0	(g)
Procore Technologies, Inc.	260	(8)	(8)		0.0	(g)
Public Service Enterprise Group, Inc.	588	(10)	(9)		0.0	(g)
Quanta Services, Inc.	14	(1)	(1)		0.0	(g)
QXO, Inc.	23	2	2		0.0	(g)
Rambus, Inc.	7	(1)	—	(h)	0.0	(g)
Raymond James Financial, Inc.	13	— (h)	—	(h)	0.0	(g)
Rhythm Pharmaceuticals, Inc.	196	(6)	(6)		0.0	(g)
Rocket Lab Corp.	8	— (h)	—	(h)	0.0	(g)
Ryan Specialty Holdings, Inc.	10	(1)	(1)		0.0	(g)
Ryder System, Inc.	289	1	2		0.0	(g)
Ryman Hospitality Properties, Inc.	11	— (h)	—	(h)	0.0	(g)
Seagate Technology Holdings plc	832	(167)	(165)		0.0	(g)
Service Corp. International/US	7	— (h)	—	(h)	0.0	(g)
Shake Shack, Inc.	128	13	13		0.0	(g)
Simpson Manufacturing Co., Inc.	25	2	2		0.0	(g)
SiteOne Landscape Supply, Inc.	18	1	1		0.0	(g)
Snap-on, Inc.	511	(22)	(21)		0.0	(g)
Snowflake, Inc.	562	(3)	(1)		0.0	(g)
Somnigroup International, Inc.	863	18	20		0.0	(g)
SPS Commerce, Inc.	105	8	8		0.0	(g)
SPX Technologies, Inc.	17	— (h)	—	(h)	0.0	(g)
STAG Industrial, Inc.	11	— (h)	—	(h)	0.0	(g)
Stanley Black & Decker, Inc.	226	15	15		0.0	(g)
Strategy, Inc.	1,047	12	15		0.0	(g)
Super Micro Computer, Inc.	535	(50)	(49)		0.0	(g)
Symbotic, Inc.	70	(7)	(7)		0.0	(g)
Teradyne, Inc.	7	— (h)	—	(h)	0.0	(g)
Terreno Realty Corp.	13	— (h)	—	(h)	0.0	(g)
TKO Group Holdings, Inc.	100	— (h)	—	(h)	0.0	(g)
TPG, Inc.	16	1	1		0.0	(g)
UFP Industries, Inc.	51	4	5		0.0	(g)
UGI Corp.	166	8	8		0.0	(g)
UMB Financial Corp.	379	10	11		0.0	(g)
Unity Software, Inc.	12	1	1		0.0	(g)
Upstart Holdings, Inc.	49	9	9		0.0	(g)
US Foods Holding Corp.	375	15	16		0.0	(g)
Valley National Bancorp	287	5	6		0.0	(g)
Valvoline, Inc.	196	23	23		0.0	(g)
W R Berkley Corp.	23	— (h)	—	(h)	0.0	(g)
Warner Bros Discovery, Inc.	461	(102)	(102)		0.0	(g)
Warner Music Group Corp.	7	— (h)	—	(h)	0.0	(g)
Watts Water Technologies, Inc.	8	— (h)	—	(h)	0.0	(g)
WEC Energy Group, Inc.	893	(41)	(40)		0.0	(g)
WESCO International, Inc.	5	— (h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Yum! Brands, Inc.	9	—	(h)	— (h)	0.0	(g)
Zscaler, Inc.	868	(39)		(38)	0.0	(g)
Total Long Positions of Total Return Swaps		84		181	0.0	(g)

Short Positions
Common Stocks
Bermuda
Arch Capital Group Ltd.	(665)	(11)		(13)	0.0	(g)
Denmark
Ascendis Pharma A/S	(21)	1		1	0.0	(g)
Finland
Amer Sports, Inc.	(8)	(1)		(1)	0.0	(g)
Ireland
ICON plc	(197)	—	(h)	(1)	0.0	(g)
Trane Technologies plc	(1,028)	18		15	0.0	(g)
Netherlands
QIAGEN NV	(12)	—	(h)	— (h)	0.0	(g)
Switzerland
Sportradar Group AG	(210)	(22)		(23)	0.0	(g)
United Kingdom
Pentair plc	(10)	—	(h)	— (h)	0.0	(g)
United States
Adobe, Inc.	(17)	—	(h)	— (h)	0.0	(g)
Aflac, Inc.	(437)	12		11	0.0	(g)
Air Lease Corp.	(516)	1		(1)	0.0	(g)
Alcoa Corp.	(11)	—	(h)	— (h)	0.0	(g)
Align Technology, Inc.	(7)	—	(h)	— (h)	0.0	(g)
Ally Financial, Inc.	(578)	(41)		(42)	0.0	(g)
Altria Group, Inc.	(951)	(4)		(7)	0.0	(g)
American Tower Corp.	(780)	(17)		(19)	0.0	(g)
Antero Resources Corp.	(271)	6		5	0.0	(g)
API Group Corp.	(370)	(13)		(14)	0.0	(g)
Applied Industrial Technologies, Inc.	(36)	—	(h)	— (h)	0.0	(g)
Axalta Coating Systems Ltd.	(156)	(15)		(15)	0.0	(g)
BellRing Brands, Inc.	(13)	—	(h)	— (h)	0.0	(g)
Best Buy Co., Inc.	(280)	(10)		(11)	0.0	(g)
Bio-Techne Corp.	(5)	—	(h)	— (h)	0.0	(g)
Booz Allen Hamilton Holding Corp.	(11)	—	(h)	— (h)	0.0	(g)
BorgWarner, Inc.	(62)	—	(h)	— (h)	0.0	(g)
Boston Scientific Corp.	(660)	(43)		(44)	0.0	(g)
Brinker International, Inc.	(6)	—	(h)	— (h)	0.0	(g)
Bristol-Myers Squibb Co.	(601)	(32)		(33)	0.0	(g)
Brixmor Property Group, Inc.	(218)	(3)		(4)	0.0	(g)
Camden Property Trust	(36)	—	(h)	— (h)	0.0	(g)
CarMax, Inc.	(37)	(6)		(6)	0.0	(g)
Cboe Global Markets, Inc.	(292)	11		10	0.0	(g)
Charles River Laboratories International, Inc.	(10)	—	(h)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Chevron Corp.	(690)	(13)	(15)	0.0	(g)
Cigna Group (The)	(680)	(39)	(41)	0.0	(g)
Cisco Systems, Inc.	(583)	6	5	0.0	(g)
Cognex Corp.	(142)	1	1	0.0	(g)
Cognizant Technology Solutions Corp.	(641)	(32)	(34)	0.0	(g)
Consolidated Edison, Inc.	(1,841)	54	49	0.0	(g)
Copart, Inc.	(214)	(18)	(18)	0.0	(g)
Corteva, Inc.	(6)	— (h)	— (h)	0.0	(g)
Crane Co.	(348)	(3)	(4)	0.0	(g)
Credo Technology Group Holding Ltd.	(280)	(24)	(25)	0.0	(g)
CubeSmart	(42)	— (h)	— (h)	0.0	(g)
Curtiss-Wright Corp.	(45)	3	3	0.0	(g)
Danaher Corp.	(20)	1	1	0.0	(g)
Darling Ingredients, Inc.	(13)	(1)	(1)	0.0	(g)
Dell Technologies, Inc.	(504)	66	65	0.0	(g)
Delta Air Lines, Inc.	(26)	(1)	(1)	0.0	(g)
Devon Energy Corp.	(738)	(5)	(7)	0.0	(g)
Dexcom, Inc.	(435)	(50)	(52)	0.0	(g)
Dick’s Sporting Goods, Inc.	(438)	(17)	(18)	0.0	(g)
Dover Corp.	(5)	— (h)	— (h)	0.0	(g)
Dropbox, Inc.	(4)	— (h)	— (h)	0.0	(g)
DuPont de Nemours, Inc.	(15)	— (h)	— (h)	0.0	(g)
Edison International	(7)	— (h)	— (h)	0.0	(g)
Edwards Lifesciences Corp.	(509)	(2)	(3)	0.0	(g)
Elastic NV	(419)	(21)	(22)	0.0	(g)
Encompass Health Corp.	(386)	1	— (h)	0.0	(g)
EPAM Systems, Inc.	(223)	(10)	(11)	0.0	(g)
ExlService Holdings, Inc.	(525)	— (h)	(1)	0.0	(g)
Expand Energy Corp.	(509)	56	55	0.0	(g)
First Horizon Corp.	(621)	(4)	(5)	0.0	(g)
Flex Ltd.	(478)	2	1	0.0	(g)
Flowserve Corp.	(554)	(35)	(36)	0.0	(g)
Fluor Corp.	(183)	3	3	0.0	(g)
FMC Corp.	(7)	(1)	(1)	0.0	(g)
FNB Corp/PA	(11)	— (h)	— (h)	0.0	(g)
Fox Corp.	(16)	1	1	0.0	(g)
Freeport-McMoRan, Inc.	(864)	(128)	(130)	0.0	(g)
Gartner, Inc.	(50)	2	2	0.0	(g)
Globe Life, Inc.	(286)	1	— (h)	0.0	(g)
Guardant Health, Inc.	(253)	26	25	0.0	(g)
Hasbro, Inc.	(26)	— (h)	— (h)	0.0	(g)
HealthEquity, Inc.	(435)	12	11	0.0	(g)
HEICO Corp.	(629)	4	2	0.0	(g)
Huntington Bancshares, Inc./OH	(1,258)	(36)	(39)	0.0	(g)
IDEX Corp.	(398)	(4)	(5)	0.0	(g)
Intuitive Surgical, Inc.	(909)	(17)	(19)	0.0	(g)
Iron Mountain, Inc.	(238)	8	7	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
ITT, Inc.	(7)	— (h)	— (h)	0.0	(g)
Jabil, Inc.	(624)	8	7	0.0	(g)
JB Hunt Transport Services, Inc.	(328)	(17)	(18)	0.0	(g)
Kimco Realty Corp.	(366)	(10)	(11)	0.0	(g)
Kirby Corp.	(52)	1	— (h)	0.0	(g)
Knight-Swift Transportation Holdings, Inc.	(21)	— (h)	— (h)	0.0	(g)
Kyndryl Holdings, Inc.	(103)	(9)	(9)	0.0	(g)
Labcorp Holdings, Inc.	(433)	11	10	0.0	(g)
Lumentum Holdings, Inc.	(179)	(2)	(3)	0.0	(g)
MasTec, Inc.	(26)	2	2	0.0	(g)
Meritage Homes Corp.	(190)	(20)	(21)	0.0	(g)
Meta Platforms, Inc.	(516)	(11)	(13)	0.0	(g)
MetLife, Inc.	(18)	1	1	0.0	(g)
Mettler-Toledo International, Inc.	(39)	1	— (h)	0.0	(g)
Mid-America Apartment Communities, Inc.	(487)	(15)	(16)	0.0	(g)
Monster Beverage Corp.	(8)	— (h)	— (h)	0.0	(g)
Motorola Solutions, Inc.	(912)	(62)	(64)	0.0	(g)
Nasdaq, Inc.	(1,073)	(83)	(85)	0.0	(g)
National Fuel Gas Co.	(472)	24	22	0.0	(g)
NextEra Energy, Inc.	(1,161)	69	66	0.0	(g)
NNN REIT, Inc.	(7)	— (h)	— (h)	0.0	(g)
Nordson Corp.	(285)	(1)	(2)	0.0	(g)
NRG Energy, Inc.	(16)	— (h)	— (h)	0.0	(g)
NVR, Inc.	(452)	(26)	(27)	0.0	(g)
Old Dominion Freight Line, Inc.	(59)	— (h)	(1)	0.0	(g)
ON Semiconductor Corp.	(405)	2	1	0.0	(g)
Oshkosh Corp.	(38)	— (h)	— (h)	0.0	(g)
Palantir Technologies, Inc.	(456)	50	49	0.0	(g)
Paylocity Holding Corp.	(7)	— (h)	— (h)	0.0	(g)
Pinnacle Financial Partners, Inc.	(534)	(22)	(23)	0.0	(g)
PNC Financial Services Group, Inc. (The)	(961)	(9)	(11)	0.0	(g)
Prudential Financial, Inc.	(378)	(11)	(12)	0.0	(g)
Qorvo, Inc.	(13)	— (h)	— (h)	0.0	(g)
Regency Centers Corp.	(664)	6	5	0.0	(g)
Regeneron Pharmaceuticals, Inc.	(17)	— (h)	— (h)	0.0	(g)
Regions Financial Corp.	(964)	(25)	(27)	0.0	(g)
Reinsurance Group of America, Inc.	(12)	— (h)	— (h)	0.0	(g)
Reliance, Inc.	(6)	— (h)	— (h)	0.0	(g)
Roivant Sciences Ltd.	(132)	7	7	0.0	(g)
Ross Stores, Inc.	(5)	— (h)	— (h)	0.0	(g)
ServiceNow, Inc.	(1,069)	(21)	(23)	0.0	(g)
Sirius XM Holdings, Inc.	(20)	— (h)	— (h)	0.0	(g)
Skyworks Solutions, Inc.	(9)	— (h)	— (h)	0.0	(g)
SLB Ltd.	(756)	(35)	(37)	0.0	(g)
Steel Dynamics, Inc.	(340)	14	13	0.0	(g)
Stifel Financial Corp.	(395)	(6)	(7)	0.0	(g)
Stryker Corp.	(597)	(29)	(31)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Synovus Financial Corp.	(19)	— (h)	— (h)	0.0	(g)
Take-Two Interactive Software, Inc.	(761)	37	35	0.0	(g)
Tapestry, Inc.	(34)	1	1	0.0	(g)
TD SYNNEX Corp.	(213)	16	16	0.0	(g)
Tenet Healthcare Corp.	(26)	3	3	0.0	(g)
Tetra Tech, Inc.	(5)	— (h)	— (h)	0.0	(g)
Toll Brothers, Inc.	(9)	— (h)	— (h)	0.0	(g)
Tradeweb Markets, Inc.	(557)	(41)	(42)	0.0	(g)
Truist Financial Corp.	(6)	— (h)	— (h)	0.0	(g)
US Bancorp	(1,132)	(23)	(26)	0.0	(g)
Veralto Corp.	(435)	(10)	(11)	0.0	(g)
VeriSign, Inc.	(10)	— (h)	— (h)	0.0	(g)
Vertiv Holdings Co.	(211)	24	23	0.0	(g)
Voya Financial, Inc.	(7)	— (h)	— (h)	0.0	(g)
Wayfair, Inc.	(156)	(1)	(2)	0.0	(g)
Western Digital Corp.	(362)	91	90	0.0	(g)
Woodward, Inc.	(67)	4	4	0.0	(g)
Wyndham Hotels & Resorts, Inc.	(386)	(37)	(38)	0.0	(g)
Zebra Technologies Corp.	(35)	— (h)	— (h)	0.0	(g)
Zimmer Biomet Holdings, Inc.	(450)	(25)	(26)	0.0	(g)
Zions Bancorp NA	(440)	(13)	(14)	0.0	(g)
Uruguay
MercadoLibre, Inc.	(17)	(1)	(1)	0.0	(g)
Total Short Positions of Total Return Swaps		(576)	(695)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(492)	(514)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.25%) which is denominated in AUD based on the local currencies of the positions within the swap	09/02/2030	34	33	2	35

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
ANZ Group Holdings Ltd.	113	—	(h)	—	(h)	0.0	(g)
ASX Ltd.	28	1		1		0.0	(g)
CAR Group Ltd.	7	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Cochlear Ltd.	6	— (h)	— (h)	0.0	(g)
Genesis Minerals Ltd.	85	(4)	(4)	0.0	(g)
Goodman Group	209	6	6	0.0	(g)
Sigma Healthcare Ltd.	228	2	3	0.0	(g)
Stockland	7	— (h)	— (h)	0.0	(g)
Telix Pharmaceuticals Ltd.	35	1	1	0.0	(g)
Vicinity Ltd.	17	— (h)	— (h)	0.0	(g)
WiseTech Global Ltd.	1	— (h)	— (h)	0.0	(g)
Woodside Energy Group Ltd.	59	2	2	0.0	(g)
New Zealand
a2 Milk Co. Ltd. (The)	239	9	10	0.0	(g)
Total Long Positions of Total Return Swaps		17	19	0.0	(g)

Short Positions
Common Stocks
Australia
Ampol Ltd.	(24)	— (h)	— (h)	0.0	(g)
Aristocrat Leisure Ltd.	(44)	1	1	0.0	(g)
Computershare Ltd.	(272)	(3)	(3)	0.0	(g)
CSL Ltd.	(330)	(7)	(7)	0.0	(g)
Evolution Mining Ltd.	(416)	45	44	0.0	(g)
HUB24 Ltd.	(14)	— (h)	— (h)	0.0	(g)
JB Hi-Fi Ltd.	(34)	— (h)	— (h)	0.0	(g)
Macquarie Group Ltd.	(59)	(1)	(1)	0.0	(g)
Orica Ltd.	(137)	(1)	(1)	0.0	(g)
Pro Medicus Ltd.	(52)	(1)	(1)	0.0	(g)
Qantas Airways Ltd.	(463)	(10)	(10)	0.0	(g)
REA Group Ltd.	(388)	2	1	0.0	(g)
Sandfire Resources Ltd.	(43)	3	3	0.0	(g)
Santos Ltd.	(125)	— (h)	— (h)	0.0	(g)
SEEK Ltd.	(63)	— (h)	— (h)	0.0	(g)
Sonic Healthcare Ltd.	(443)	(15)	(15)	0.0	(g)
South32 Ltd.	(15)	1	1	0.0	(g)
Technology One Ltd.	(363)	6	5	0.0	(g)
Transurban Group	(44)	(1)	(1)	0.0	(g)
Wesfarmers Ltd.	(27)	— (h)	— (h)	0.0	(g)
Worley Ltd.	(127)	(1)	(1)	0.0	(g)
New Zealand
Xero Ltd.	(45)	(1)	(1)	0.0	(g)
Total Short Positions of Total Return Swaps		17	14	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		34	33	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day CABROVER on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.25%) which is denominated in CAD based on the local currencies of the positions within the swap	09/11/2030	246	246	29	275

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Canada
Bank of Montreal	3,533	(77)	(74)	0.0	(g)
BRP, Inc.	144	5	5	0.0	(g)
Cenovus Energy, Inc.	797	(1)	— (h)	0.0	(g)
Equinox Gold Corp.	22	(1)	(1)	0.0	(g)
G Mining Ventures Corp.	110	(5)	(5)	0.0	(g)
Hydro One Ltd.	1,307	(15)	(14)	0.0	(g)
IAMGOLD Corp.	64	(7)	(7)	0.0	(g)
Keyera Corp.	23	(1)	(1)	0.0	(g)
MDA Space Ltd.	6	— (h)	— (h)	0.0	(g)
Open Text Corp.	31	— (h)	— (h)	0.0	(g)
Peyto Exploration & Development Corp.	8	— (h)	— (h)	0.0	(g)
TELUS Corp.	1,107	4	5	0.0	(g)
Toromont Industries Ltd.	33	(1)	(1)	0.0	(g)
Whitecap Resources, Inc.	217	4	5	0.0	(g)
United States
Brookfield Asset Management Ltd.	1,708	7	9	0.0	(g)
Energy Fuels, Inc./Canada	14	1	1	0.0	(g)
Galaxy Digital, Inc.	100	(8)	(8)	0.0	(g)
Total Long Positions of Total Return Swaps		(95)	(86)	0.0	(g)

Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd.	(907)	70	69	0.0	(g)
Alamos Gold, Inc.	(38)	3	3	0.0	(g)
Aritzia, Inc.	(20)	— (h)	— (h)	0.0	(g)
Barrick Mining Corp.	(1,859)	196	194	0.0	(g)
Brookfield Corp.	(582)	— (h)	(1)	0.0	(g)
Canadian Apartment Properties REIT	(655)	(11)	(11)	0.0	(g)
Capital Power Corp.	(21)	1	1	0.0	(g)
CCL Industries, Inc.	(33)	— (h)	— (h)	0.0	(g)
Colliers International Group, Inc.	(24)	— (h)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Constellation Software, Inc./Canada	(843)	(74)		(74)		0.0	(g)
Empire Co. Ltd.	(57)	1		1		0.0	(g)
FirstService Corp.	(32)	(1)		(1)		0.0	(g)
George Weston Ltd.	(87)	—	(h)	—	(h)	0.0	(g)
GFL Environmental, Inc.	(24)	—	(h)	—	(h)	0.0	(g)
Hudbay Minerals, Inc.	(698)	53		52		0.0	(g)
Kinaxis, Inc.	(31)	—	(h)	—	(h)	0.0	(g)
Loblaw Cos. Ltd.	(193)	(1)		(1)		0.0	(g)
Lundin Gold, Inc.	(12)	1		1		0.0	(g)
Orla Mining Ltd.	(34)	—	(h)	—	(h)	0.0	(g)
Pan American Silver Corp.	(1,426)	55		54		0.0	(g)
Parkland Corp.	(354)	(1)		(1)		0.0	(g)
Restaurant Brands International, Inc.	(420)	5		4		0.0	(g)
RioCan Real Estate Investment Trust	(27)	—	(h)	—	(h)	0.0	(g)
Stantec, Inc.	(401)	—	(h)	—	(h)	0.0	(g)
TC Energy Corp.	(992)	37		35		0.0	(g)
United States
Brookfield Infrastructure Corp.	(691)	7		7		0.0	(g)
Total Short Positions of Total Return Swaps		341		332		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		246		246		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	09/02/2030	12	12	15	27

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Switzerland
Geberit AG	17	—	(h)	—	(h)	0.0	(g)
Swisscom AG	30	—	(h)	—	(h)	0.0	(g)
VAT Group AG	39	2		2		0.0	(g)
Total Long Positions of Total Return Swaps		2		2		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
ABB Ltd.	(4)	—	(h)	—	(h)	0.0	(g)
Accelleron Industries AG	(13)	—	(h)	—	(h)	0.0	(g)
Flughafen Zurich AG	(6)	—	(h)	—	(h)	0.0	(g)
Helvetia Holding AG	(79)	(3)		(3)		0.0	(g)
Holcim AG	(5)	—	(h)	—	(h)	0.0	(g)
Julius Baer Group Ltd.	(13)	—	(h)	—	(h)	0.0	(g)
Logitech International SA	(839)	(3)		(3)		0.0	(g)
Novartis AG	(492)	16		16		0.0	(g)
Schindler Holding AG	(5)	—	(h)	—	(h)	0.0	(g)
SGS SA	(4)	—	(h)	—	(h)	0.0	(g)
Swatch Group AG (The)	(67)	(1)		(1)		0.0	(g)
Swissquote Group Holding SA	(8)	1		1		0.0	(g)
Total Short Positions of Total Return Swaps		10		10		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		12		12		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.25%) which is denominated in DKK based on the local currencies of the positions within the swap	09/02/2030	(50)	(50)	—	(50)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Denmark
Novonesis Novozymes B	1,342	3	3	0.0	(g)
Total Long Positions of Total Return Swaps		3	3	0.0	(g)

Short Positions
Common Stocks
Denmark
AP Moller - Maersk A/S	(3,875)	(49)	(49)	0.0	(g)
Genmab A/S	(53)	— (h)	— (h)	0.0	(g)
GN Store Nord A/S	(180)	(1)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Pandora A/S	(448)	(1)	(1)	0.0	(g)
Tryg A/S	(998)	(2)	(2)	0.0	(g)
Total Short Positions of Total Return Swaps		(53)	(53)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(50)	(50)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day ESTER on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	09/02/2030	(84)	(96)	54	(42)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Austria
Verbund AG	50	(1)		(1)		0.0	(g)
Belgium
Lotus Bakeries NV	23	(1)		(1)		0.0	(g)
Finland
Fortum OYJ	20	(1)		(1)		0.0	(g)
Metso OYJ	14	1		1		0.0	(g)
France
Aeroports de Paris SA	32	—	(h)	—	(h)	0.0	(g)
Amundi SA	17	—	(h)	—	(h)	0.0	(g)
Kering SA	74	(6)		(6)		0.0	(g)
Legrand SA	9	—	(h)	—	(h)	0.0	(g)
Pernod Ricard SA	4	—	(h)	—	(h)	0.0	(g)
Sartorius Stedim Biotech	12	—	(h)	—	(h)	0.0	(g)
Sodexo SA	12	—	(h)	—	(h)	0.0	(g)
Germany
Brenntag SE	16	—	(h)	—	(h)	0.0	(g)
Merck KGaA	13	—	(h)	—	(h)	0.0	(g)
Italy
Brunello Cucinelli SpA	6	—	(h)	—	(h)	0.0	(g)
Moncler SpA	11	—	(h)	—	(h)	0.0	(g)
Netherlands
ABN AMRO Bank NV	28	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Argenx SE	15	—	(h)	—	(h)	0.0	(g)
IMCD NV	68	—	(h)	—	(h)	0.0	(g)
Randstad NV	18	—	(h)	—	(h)	0.0	(g)
Spain
Amadeus IT Group SA	73	1		1		0.0	(g)
Cellnex Telecom SA	10	—	(h)	—	(h)	0.0	(g)
EDP Renovaveis SA	5	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		(7)		(7)		0.0	(g)

Short Positions
Common Stocks
Belgium
Ageas SA	(79)	1		1		0.0	(g)
Finland
Nokia OYJ	(207)	20		20		0.0	(g)
Sampo OYJ	(5)	—	(h)	—	(h)	0.0	(g)
France
Accor SA	(61)	(1)		(1)		0.0	(g)
Air Liquide SA	(597)	(1)		(2)		0.0	(g)
AXA SA	(6)	—	(h)	—	(h)	0.0	(g)
BNP Paribas SA	(1,645)	(72)		(74)		0.0	(g)
Bollore SE	(82)	(2)		(2)		0.0	(g)
Bouygues SA	(6)	—	(h)	—	(h)	0.0	(g)
Danone SA	(972)	(1)		(2)		0.0	(g)
Eiffage SA	(14)	—	(h)	—	(h)	0.0	(g)
Gecina SA	(252)	(3)		(3)		0.0	(g)
Ipsen SA	(202)	(8)		(8)		0.0	(g)
Klepierre SA	(376)	(4)		(4)		0.0	(g)
Nexans SA	(4)	—	(h)	—	(h)	0.0	(g)
Publicis Groupe SA	(669)	(9)		(10)		0.0	(g)
Safran SA	(1,386)	66		64		0.0	(g)
Sanofi SA	(772)	(11)		(12)		0.0	(g)
SCOR SE	(115)	10		10		0.0	(g)
Societe Generale SA	(58)	(3)		(3)		0.0	(g)
Thales SA	(119)	5		5		0.0	(g)
Valeo SE	(4)	—	(h)	—	(h)	0.0	(g)
Veolia Environnement SA	(16)	—	(h)	—	(h)	0.0	(g)
Vinci SA	(976)	(15)		(16)		0.0	(g)
Germany
Bayer AG	(14)	1		1		0.0	(g)
Deutsche Telekom AG	(6)	—	(h)	—	(h)	0.0	(g)
Evonik Industries AG	(5)	—	(h)	—	(h)	0.0	(g)
GEA Group AG	(162)	3		3		0.0	(g)
Heidelberg Materials AG	(9)	—	(h)	—	(h)	0.0	(g)
Henkel AG & Co. KGaA	(15)	(1)		(1)		0.0	(g)
Knorr-Bremse AG	(34)	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
MTU Aero Engines AG	(12)	1		1		0.0	(g)
Nemetschek SE	(337)	18		17		0.0	(g)
Nordex SE	(17)	1		1		0.0	(g)
Scout24 SE	(8)	—	(h)	—	(h)	0.0	(g)
Ireland
AIB Group plc	(61)	1		1		0.0	(g)
Kerry Group plc	(47)	—	(h)	—	(h)	0.0	(g)
Italy
Amplifon SpA	(94)	(1)		(1)		0.0	(g)
Banca Mediolanum SpA	(6)	—	(h)	—	(h)	0.0	(g)
Italgas SpA	(17)	—	(h)	—	(h)	0.0	(g)
Leonardo SpA	(55)	2		2		0.0	(g)
Snam SpA	(28)	1		1		0.0	(g)
Luxembourg
Eurofins Scientific SE	(29)	—	(h)	—	(h)	0.0	(g)
Netherlands
ASR Nederland NV	(112)	1		1		0.0	(g)
BE Semiconductor Industries NV	(14)	—	(h)	—	(h)	0.0	(g)
Koninklijke KPN NV	(4)	—	(h)	—	(h)	0.0	(g)
NN Group NV	(41)	1		1		0.0	(g)
QIAGEN NV	(36)	—	(h)	—	(h)	0.0	(g)
Portugal
Banco Comercial Portugues SA	(22)	—	(h)	—	(h)	0.0	(g)
EDP SA	(24)	1		1		0.0	(g)
Galp Energia SGPS SA	(223)	1		1		0.0	(g)
Spain
ACS Actividades de Construccion y Servicios SA	(55)	—	(h)	—	(h)	0.0	(g)
Banco Bilbao Vizcaya Argentaria SA	(448)	(1)		(1)		0.0	(g)
Enagas SA	(220)	2		2		0.0	(g)
Telefonica SA	(73)	(3)		(4)		0.0	(g)
Unicaja Banco SA	(9)	(1)		(1)		0.0	(g)
Switzerland
DSM-Firmenich AG	(851)	(76)		(77)		0.0	(g)
United Kingdom
International Consolidated Airlines Group SA	(121)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(77)		(89)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(84)		(96)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	09/02/2030	78	68	12	80

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United Kingdom
Associated British Foods plc	3	—	(h)	—	(h)	0.0	(g)
BT Group plc	17	1		1		0.0	(g)
easyJet plc	16	—	(h)	—	(h)	0.0	(g)
Haleon plc	59	6		7		0.0	(g)
Land Securities Group plc	7	—	(h)	—	(h)	0.0	(g)
Lloyds Banking Group plc	55	(2)		(3)		0.0	(g)
Marks & Spencer Group plc	3	—	(h)	—	(h)	0.0	(g)
Mondi plc	4	—	(h)	—	(h)	0.0	(g)
Rentokil Initial plc	9	(1)		(1)		0.0	(g)
Rio Tinto plc	15	—	(h)	—	(h)	0.0	(g)
Spirax Group plc	4	—	(h)	—	(h)	0.0	(g)
Taylor Wimpey plc	13	37		36		0.0	(g)
Vodafone Group plc	9	1		1		0.0	(g)
WPP plc	69	8		8		0.0	(g)
Total Long Positions of Total Return Swaps		50		49		0.0	(g)

Short Positions
Common Stocks
Ireland
Experian plc	(17)	—	(h)	—	(h)	0.0	(g)
Switzerland
Coca-Cola HBC AG	(14)	—	(h)	—	(h)	0.0	(g)
United Kingdom
Admiral Group plc	(286)	5		4		0.0	(g)
Babcock International Group plc	(223)	46		46		0.0	(g)
Barclays plc	(908)	(20)		(23)		0.0	(g)
Bellway plc	(9)	1		1		0.0	(g)
Burberry Group plc	(9)	1		1		0.0	(g)
Entain plc	(9)	—	(h)	—	(h)	0.0	(g)
Halma plc	(104)	2		2		0.0	(g)
IG Group Holdings plc	(33)	(1)		(1)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
IMI plc	(28)	1		1		0.0	(g)
InterContinental Hotels Group plc	(882)	26		25		0.0	(g)
J Sainsbury plc	(5)	—	(h)	—	(h)	0.0	(g)
Johnson Matthey plc	(4)	—	(h)	—	(h)	0.0	(g)
London Stock Exchange Group plc	(90)	—	(h)	(1)		0.0	(g)
NatWest Group plc	(786)	(33)		(35)		0.0	(g)
Next plc	(82)	3		3		0.0	(g)
Pearson plc	(501)	11		10		0.0	(g)
Phoenix Group Holdings plc	(157)	(5)		(5)		0.0	(g)
Rightmove plc	(180)	(6)		(6)		0.0	(g)
Rolls-Royce Holdings plc	(18)	2		2		0.0	(g)
Sage Group plc (The)	(16)	—	(h)	—	(h)	0.0	(g)
Smiths Group plc	(45)	—	(h)	—	(h)	0.0	(g)
UNITE Group plc (The)	(26)	1		1		0.0	(g)
United Utilities Group plc	(3)	—	(h)	—	(h)	0.0	(g)
United States
Carnival plc	(118)	(6)		(6)		0.0	(g)
Total Short Positions of Total Return Swaps		28		19		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		78		68		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.25%) which is denominated in HKD based on the local currencies of the positions within the swap	09/03/2029	21	21	—	(h)	21

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
CK Infrastructure Holdings Ltd.	132	1		1		0.0	(g)
Hang Seng Bank Ltd.	1,634	2		2		0.0	(g)
MTR Corp. Ltd.	203	—	(h)	—	(h)	0.0	(g)
Wharf Holdings Ltd. (The)	68	1		1		0.0	(g)
Total Long Positions of Total Return Swaps		4		4		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
Galaxy Entertainment Group Ltd.	(41)	—	(h)	—	(h)	0.0	(g)
Link REIT	(61)	—	(h)	—	(h)	0.0	(g)
Singapore
Mobvista, Inc.	(469)	17		17		0.0	(g)
Total Short Positions of Total Return Swaps		17		17		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		21		21		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from 0.40% to 0.40%) which is denominated in ILS based on the local currencies of the positions within the swap	09/02/2030	1	1	—	1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Elbit Systems Ltd.	(411)	1	1	0.0	(g)
Total Short Positions of Total Return Swaps		1	1	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1	1	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/02/2030	133	136	164	300

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Aeon Co. Ltd.	15,414	1	1	0.0	(g)
Ajinomoto Co., Inc.	22,713	1	1	0.0	(g)
Asics Corp.	5,228	1	1	0.0	(g)
Central Japan Railway Co.	22,638	(2)	(2)	0.0	(g)
Cosmos Pharmaceutical Corp.	864	— (h)	— (h)	0.0	(g)
Daifuku Co. Ltd.	2,326	— (h)	— (h)	0.0	(g)
Disco Corp.	33,229	5	5	0.0	(g)
East Japan Railway Co.	59,228	7	7	0.0	(g)
Fuji Electric Co. Ltd.	91,219	5	5	0.0	(g)
FUJIFILM Holdings Corp.	5,451	— (h)	— (h)	0.0	(g)
GMO Payment Gateway, Inc.	25,287	3	3	0.0	(g)
Hankyu Hanshin Holdings, Inc.	66,497	7	7	0.0	(g)
Hoya Corp.	132,150	49	49	0.0	(g)
IHI Corp.	4,918	(6)	(6)	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	3,445	1	1	0.0	(g)
ITOCHU Corp.	31,440	2	2	0.0	(g)
J Front Retailing Co. Ltd.	61,080	2	2	0.0	(g)
Japan Steel Works Ltd. (The)	53,890	(13)	(13)	0.0	(g)
Kadokawa Corp.	17,961	(3)	(3)	0.0	(g)
Kajima Corp.	33,945	11	11	0.0	(g)
KDDI Corp.	176,114	63	63	0.0	(g)
Kikkoman Corp.	9,228	2	2	0.0	(g)
Kobe Bussan Co. Ltd.	8,171	3	3	0.0	(g)
Kokusai Electric Corp.	2,433	(1)	(1)	0.0	(g)
Konami Group Corp.	6,661	2	2	0.0	(g)
Kyushu Electric Power Co., Inc.	1,673	— (h)	— (h)	0.0	(g)
M3, Inc.	10,192	(2)	(2)	0.0	(g)
Makita Corp.	16,375	4	4	0.0	(g)
Marubeni Corp.	7,728	— (h)	— (h)	0.0	(g)
Mebuki Financial Group, Inc.	1,826	— (h)	— (h)	0.0	(g)
MEIJI Holdings Co. Ltd.	5,345	1	1	0.0	(g)
Mercari, Inc.	43,035	(1)	(1)	0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	204,910	(63)	(62)	0.0	(g)
Mitsui E&S Co. Ltd.	2,184	— (h)	— (h)	0.0	(g)
Modec, Inc.	15,084	(4)	(4)	0.0	(g)
MonotaRO Co. Ltd.	10,347	1	1	0.0	(g)
Nexon Co. Ltd.	58,026	13	13	0.0	(g)
NIDEC Corp.,	36,312	3	3	0.0	(g)
Nippon Building Fund, Inc.	11,310	1	1	0.0	(g)
Nippon Sanso Holdings Corp.	18,534	12	12	0.0	(g)
Niterra Co. Ltd.	17,914	1	1	0.0	(g)
Nitori Holdings Co. Ltd.	5,647	— (h)	— (h)	0.0	(g)
NTT, Inc.	10,183	2	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Organo Corp.	7,265	3	3	0.0	(g)
Oriental Land Co. Ltd./Japan	269,853	64	65	0.0	(g)
Osaka Gas Co. Ltd.	14,066	(1)	(1)	0.0	(g)
Resonac Holdings Corp.	6,486	(4)	(4)	0.0	(g)
Round One Corp.	6,169	1	1	0.0	(g)
SCREEN Holdings Co. Ltd.	46,813	(11)	(11)	0.0	(g)
SCSK Corp.	9,385	7	7	0.0	(g)
Seibu Holdings, Inc.	13,520	5	5	0.0	(g)
Sekisui Chemical Co. Ltd.	2,834	1	1	0.0	(g)
SG Holdings Co. Ltd.	53,751	18	19	0.0	(g)
SHIFT, Inc.	5,952	2	2	0.0	(g)
Subaru Corp.	2,181	— (h)	— (h)	0.0	(g)
Sumitomo Forestry Co. Ltd.	82,514	16	16	0.0	(g)
Sumitomo Pharma Co. Ltd.	11,052	(2)	(2)	0.0	(g)
Suzuki Motor Corp.	11,732	(2)	(2)	0.0	(g)
TDK Corp.	14,095	(1)	(1)	0.0	(g)
TIS, Inc.	21,120	7	7	0.0	(g)
Toho Co. Ltd./Tokyo	10,474	— (h)	— (h)	0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	35,257	6	6	0.0	(g)
Tokyu Corp.	77,168	16	16	0.0	(g)
TOPPAN Holdings, Inc.	1,563	— (h)	— (h)	0.0	(g)
Toray Industries, Inc.	785	— (h)	— (h)	0.0	(g)
Toyo Suisan Kaisha Ltd.	4,281	— (h)	— (h)	0.0	(g)
Toyota Tsusho Corp.	4,195	1	1	0.0	(g)
West Japan Railway Co.	29,111	8	8	0.0	(g)
Yamaha Motor Co. Ltd.	5,776	— (h)	— (h)	0.0	(g)
Yokogawa Electric Corp.	45,043	11	11	0.0	(g)
Yokohama Rubber Co. Ltd. (The)	6,935	2	2	0.0	(g)
Zensho Holdings Co. Ltd.	81,387	(6)	(5)	0.0	(g)
ZOZO, Inc.	18,733	7	7	0.0	(g)
Total Long Positions of Total Return Swaps		256	260	0.0	(g)

Short Positions
Common Stocks
Japan
Aisin Corp.	(1,013)	— (h)	— (h)	0.0	(g)
Amada Co. Ltd.	(4,608)	— (h)	— (h)	0.0	(g)
Asahi Intecc Co. Ltd.	(22,419)	(14)	(14)	0.0	(g)
Astellas Pharma, Inc.	(1,120)	— (h)	— (h)	0.0	(g)
Canon, Inc.	(135,397)	(12)	(13)	0.0	(g)
CyberAgent, Inc.	(9,377)	— (h)	— (h)	0.0	(g)
Dai-ichi Life Holdings, Inc.	(14,539)	(1)	(1)	0.0	(g)
Daiichi Sankyo Co. Ltd.	(66,890)	(33)	(33)	0.0	(g)
ENEOS Holdings, Inc.	(27,607)	3	3	0.0	(g)
FANUC Corp.	(130,266)	(2)	(2)	0.0	(g)
Food & Life Cos. Ltd.	(83,869)	8	8	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Fujitsu Ltd.	(7,383)	(3)	(3)	0.0	(g)
Fukuoka Financial Group, Inc.	(48,156)	1	1	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	(12,386)	(1)	(1)	0.0	(g)
Hulic Co. Ltd.	(41,026)	(3)	(3)	0.0	(g)
Idemitsu Kosan Co. Ltd.	(15,177)	(2)	(2)	0.0	(g)
Japan Exchange Group, Inc.	(14,369)	4	4	0.0	(g)
Japan Post Holdings Co. Ltd.	(6,758)	— (h)	— (h)	0.0	(g)
Japan Tobacco, Inc.	(22,814)	4	3	0.0	(g)
Kyocera Corp.	(7,796)	— (h)	— (h)	0.0	(g)
McDonald’s Holdings Co. Japan Ltd.	(637)	— (h)	— (h)	0.0	(g)
Mitsui Chemicals, Inc.	(1,855)	— (h)	— (h)	0.0	(g)
NH Foods Ltd.	(45,855)	3	3	0.0	(g)
Nomura Real Estate Holdings, Inc.	(24,580)	(2)	(2)	0.0	(g)
Nomura Research Institute Ltd.	(41,897)	(7)	(7)	0.0	(g)
Obayashi Corp.	(14,090)	— (h)	— (h)	0.0	(g)
Obic Co. Ltd.	(7,594)	(3)	(3)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	(11,308)	(1)	(1)	0.0	(g)
Otsuka Corp.	(44,576)	(9)	(9)	0.0	(g)
Pan Pacific International Holdings Corp.	(5,054)	(1)	(1)	0.0	(g)
Recruit Holdings Co. Ltd.	(5,575)	— (h)	— (h)	0.0	(g)
Renesas Electronics Corp.	(1,407)	— (h)	— (h)	0.0	(g)
Resona Holdings, Inc.	(2,237)	— (h)	— (h)	0.0	(g)
Sanwa Holdings Corp.	(2,575)	— (h)	— (h)	0.0	(g)
Seiko Epson Corp.	(10,951)	(4)	(4)	0.0	(g)
Shimizu Corp.	(7,950)	— (h)	— (h)	0.0	(g)
Skylark Holdings Co. Ltd.	(53,933)	5	5	0.0	(g)
Square Enix Holdings Co. Ltd.	(11,123)	(4)	(4)	0.0	(g)
Sumitomo Chemical Co. Ltd.	(98,398)	(29)	(28)	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	(25,703)	4	4	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	(3,867)	— (h)	— (h)	0.0	(g)
Sumitomo Rubber Industries Ltd.	(2,389)	— (h)	— (h)	0.0	(g)
Sysmex Corp.	(23,278)	(2)	(2)	0.0	(g)
Terumo Corp.	(110,068)	(21)	(21)	0.0	(g)
THK Co. Ltd.	(11,808)	— (h)	— (h)	0.0	(g)
Tosoh Corp.	(15,984)	— (h)	— (h)	0.0	(g)
Tsuruha Holdings, Inc.	(2,871)	— (h)	— (h)	0.0	(g)
Unicharm Corp.	(15,924)	(1)	(1)	0.0	(g)
Total Short Positions of Total Return Swaps		(123)	(124)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		133	136	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 4.00 on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.25%) which is denominated in NOK based on the local currencies of the positions within the swap	09/02/2030	6	5	—	5

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Norway
Equinor ASA	131	—	(h)	—	(h)	0.0	(g)
Norsk Hydro ASA	237	—	(h)	—	(h)	0.0	(g)
Salmar ASA	129	1		1		0.0	(g)
Telenor ASA	652	2		2		0.0	(g)
Total Long Positions of Total Return Swaps		3		3		0.0	(g)

Short Positions
Common Stocks
Norway
DNB Bank ASA	(8,749)	4		3		0.0	(g)
Kongsberg Gruppen ASA	(47)	—	(h)	—	(h)	0.0	(g)
Var Energi ASA	(527)	(1)		(1)		0.0	(g)
Total Short Positions of Total Return Swaps		3		2		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		6		5		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)		NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates of 0.00%) which is denominated in NZD based on the local currencies of the positions within the swap	09/02/2030	—	(h)	—	(h)	—	—	(h)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
New Zealand
Auckland International Airport Ltd.	8	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day STIBOR on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.25%) which is denominated in SEK based on the local currencies of the positions within the swap	09/02/2030	36	36	9	45

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Sweden
EQT AB	515	3		3		0.0	(g)
Industrivarden AB	70	—	(h)	—	(h)	0.0	(g)
Skandinaviska Enskilda Banken AB	2,035	(2)		(2)		0.0	(g)
Svenska Cellulosa AB SCA	293	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		1		1		0.0	(g)

Short Positions
Common Stocks
Sweden
AddTech AB	(179)	—	(h)	—	(h)	0.0	(g)
Atlas Copco AB	(4,850)	8		8		0.0	(g)
Getinge AB	(67)	—	(h)	—	(h)	0.0	(g)
Indutrade AB	(87)	(1)		(1)		0.0	(g)
Sinch AB	(375)	—	(h)	—	(h)	0.0	(g)
Skanska AB	(744)	2		2		0.0	(g)
Tele2 AB	(1,259)	1		1		0.0	(g)
Telefonaktiebolaget LM Ericsson	(4,464)	25		25		0.0	(g)
Telia Co. AB	(68)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		35		35		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		36		36		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives SORA on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.25%) which is denominated in SGD based on the local currencies of the positions within the swap	09/02/2030	(8)	(8)	—	(8)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	194	(12)		(12)		0.0	(g)
Singapore
CapitaLand Integrated Commercial Trust	180	4		4		0.0	(g)
United Overseas Bank Ltd.	34	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		(8)		(8)		0.0	(g)

Short Positions
Common Stocks
Singapore
Singapore Technologies Engineering Ltd.	(12)	—	(h)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		—	(h)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(8)		(8)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NATIONAL VALUE ($) (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.00% to 0.20%) which is denominated in USD based on the local currencies of the positions within the swap	09/11/2030	(209)	(211)	72	(139)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Bermuda
Axis Capital Holdings Ltd.	291	1		1		0.0	(g)
Everest Group Ltd.	1,480	(45)		(42)		0.0	(g)
Ireland
Smurfit WestRock plc	514	22		24		0.0	(g)
Israel
Cellebrite DI Ltd.	76	(5)		(5)		0.0	(g)
Teva Pharmaceutical Industries Ltd.	6	—	(h)	—	(h)	0.0	(g)
United Kingdom
Willis Towers Watson plc	46	(1)		(1)		0.0	(g)
United States
AES Corp. (The)	37	—	(h)	—	(h)	0.0	(g)
AGNC Investment Corp.	16	—	(h)	—	(h)	0.0	(g)
Alliant Energy Corp.	7	—	(h)	—	(h)	0.0	(g)
American Financial Group, Inc./OH	11	—	(h)	—	(h)	0.0	(g)
American Homes 4 Rent	597	3		5		0.0	(g)
American Water Works Co., Inc.	598	(7)		(6)		0.0	(g)
APA Corp.	11	—	(h)	—	(h)	0.0	(g)
Apollo Global Management, Inc.	929	35		37		0.0	(g)
Applied Digital Corp.	24	—	(h)	—	(h)	0.0	(g)
AppLovin Corp.	1,087	(230)		(228)		0.0	(g)
Archer-Daniels-Midland Co.	10	—	(h)	—	(h)	0.0	(g)
Astera Labs, Inc.	303	47		47		0.0	(g)
ATI, Inc.	9	—	(h)	—	(h)	0.0	(g)
Avantor, Inc.	105	(1)		(1)		0.0	(g)
Avery Dennison Corp.	15	—	(h)	—	(h)	0.0	(g)
Avis Budget Group, Inc.	26	(1)		(1)		0.0	(g)
Baker Hughes Co.	1,239	(67)		(64)		0.0	(g)
Ball Corp.	721	(8)		(6)		0.0	(g)
Bank OZK	112	2		2		0.0	(g)
BILL Holdings, Inc.	9	—	(h)	—	(h)	0.0	(g)
Bloom Energy Corp.	235	(62)		(62)		0.0	(g)
Builders FirstSource, Inc.	8	1		1		0.0	(g)
BXP, Inc.	18	1		1		0.0	(g)
Cadence Design Systems, Inc.	9	—	(h)	—	(h)	0.0	(g)
CareTrust REIT, Inc.	637	(8)		(7)		0.0	(g)
Cava Group, Inc.	11	1		1		0.0	(g)
CF Industries Holdings, Inc.	12	(1)		(1)		0.0	(g)
Cheniere Energy, Inc.	732	(7)		(5)		0.0	(g)
Cincinnati Financial Corp.	741	(14)		(13)		0.0	(g)
Clearwater Analytics Holdings, Inc.	185	13		14		0.0	(g)
Clorox Co. (The)	15	—	(h)	—	(h)	0.0	(g)
Cloudflare, Inc.	28	—	(h)	—	(h)	0.0	(g)
Coca-Cola Consolidated, Inc.	14	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Coherent Corp.	413	(5)		(5)		0.0	(g)
Commercial Metals Co.	112	2		2		0.0	(g)
Corcept Therapeutics, Inc.	5	—	(h)	—	(h)	0.0	(g)
Core & Main, Inc.	11	(1)		(1)		0.0	(g)
Corpay, Inc.	308	17		18		0.0	(g)
Coterra Energy, Inc.	14	—	(h)	—	(h)	0.0	(g)
CSW Industrials, Inc.	9	—	(h)	—	(h)	0.0	(g)
Diamondback Energy, Inc.	26	—	(h)	—	(h)	0.0	(g)
Dillard’s, Inc.	10	—	(h)	—	(h)	0.0	(g)
Docusign, Inc.	5	1		1		0.0	(g)
Dominion Energy, Inc.	105	(3)		(3)		0.0	(g)
DT Midstream, Inc.	7	—	(h)	—	(h)	0.0	(g)
EchoStar Corp.	138	(9)		(8)		0.0	(g)
elf Beauty, Inc.	169	14		14		0.0	(g)
Eli Lilly & Co.	1,056	(21)		(19)		0.0	(g)
Entegris, Inc.	44	(1)		(1)		0.0	(g)
Equity LifeStyle Properties, Inc.	544	1		2		0.0	(g)
Erie Indemnity Co.	17	—	(h)	—	(h)	0.0	(g)
Essential Utilities, Inc.	12	—	(h)	—	(h)	0.0	(g)
Estee Lauder Cos., Inc. (The)	584	(5)		(4)		0.0	(g)
Exelon Corp.	725	(27)		(26)		0.0	(g)
Expeditors International of Washington, Inc.	6	—	(h)	—	(h)	0.0	(g)
FactSet Research Systems, Inc.	354	60		60		0.0	(g)
Fidelity National Financial, Inc.	17	(1)		—	(h)	0.0	(g)
FirstCash Holdings, Inc.	415	(31)		(31)		0.0	(g)
Fortive Corp.	24	—	(h)	—	(h)	0.0	(g)
Generac Holdings, Inc.	7	—	(h)	—	(h)	0.0	(g)
Graphic Packaging Holding Co.	6	—	(h)	—	(h)	0.0	(g)
Hecla Mining Co.	4	(1)		—	(h)	0.0	(g)
Hewlett Packard Enterprise Co.	8	—	(h)	—	(h)	0.0	(g)
Hexcel Corp.	111	(1)		(1)		0.0	(g)
Home Depot, Inc. (The)	734	21		22		0.0	(g)
Hormel Foods Corp.	563	—	(h)	1		0.0	(g)
Hyatt Hotels Corp.	34	—	(h)	—	(h)	0.0	(g)
Ingersoll Rand, Inc.	1,212	(55)		(53)		0.0	(g)
International Paper Co.	46	—	(h)	1		0.0	(g)
Invesco Ltd.	203	(6)		(5)		0.0	(g)
J M Smucker Co. (The)	6	—	(h)	—	(h)	0.0	(g)
JBT Marel Corp.	25	—	(h)	—	(h)	0.0	(g)
Joby Aviation, Inc.	6	—	(h)	—	(h)	0.0	(g)
Kinsale Capital Group, Inc.	6	—	(h)	—	(h)	0.0	(g)
KKR & Co., Inc.	9	1		1		0.0	(g)
Klaviyo, Inc.	128	17		17		0.0	(g)
Kraft Heinz Co. (The)	1,016	(17)		(15)		0.0	(g)
Krystal Biotech, Inc.	52	(7)		(7)		0.0	(g)
Liberty Broadband Corp.	11	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Lineage, Inc.	5	— (h)	— (h)	0.0	(g)
Loar Holdings, Inc.	30	(1)	(1)	0.0	(g)
Loews Corp.	28	(1)	(1)	0.0	(g)
Lowe’s Cos., Inc.	62	2	2	0.0	(g)
M&T Bank Corp.	799	(4)	(3)	0.0	(g)
Madrigal Pharmaceuticals, Inc.	33	(3)	(3)	0.0	(g)
Maplebear, Inc.	14	2	2	0.0	(g)
Markel Group, Inc.	1,049	8	10	0.0	(g)
Masco Corp.	686	29	30	0.0	(g)
Match Group, Inc.	468	28	28	0.0	(g)
McCormick & Co., Inc./MD	5	— (h)	— (h)	0.0	(g)
Micron Technology, Inc.	356	(22)	(20)	0.0	(g)
Mohawk Industries, Inc.	257	15	16	0.0	(g)
New York Times Co. (The)	7	— (h)	— (h)	0.0	(g)
NewMarket Corp.	43	— (h)	— (h)	0.0	(g)
NEXTracker, Inc.	110	(10)	(10)	0.0	(g)
NiSource, Inc.	11	(1)	(1)	0.0	(g)
Occidental Petroleum Corp.	933	(37)	(36)	0.0	(g)
Oklo, Inc.	7	— (h)	— (h)	0.0	(g)
Old National Bancorp	458	2	3	0.0	(g)
Omnicom Group, Inc.	16	(1)	(1)	0.0	(g)
OneMain Holdings, Inc.	176	14	15	0.0	(g)
ONEOK, Inc.	968	(5)	(3)	0.0	(g)
Oracle Corp.	1,674	116	119	0.0	(g)
Packaging Corp. of America	1,108	(32)	(30)	0.0	(g)
Parsons Corp.	320	(28)	(28)	0.0	(g)
PayPal Holdings, Inc.	1,138	1	3	0.0	(g)
PennyMac Financial Services, Inc.	42	— (h)	— (h)	0.0	(g)
Permian Resources Corp.	205	7	8	0.0	(g)
Pinterest, Inc.	386	45	45	0.0	(g)
Post Holdings, Inc.	237	(12)	(12)	0.0	(g)
Primerica, Inc.	377	(11)	(10)	0.0	(g)
Q2 Holdings, Inc.	154	20	20	0.0	(g)
QXO, Inc.	15	1	1	0.0	(g)
Raymond James Financial, Inc.	31	— (h)	— (h)	0.0	(g)
Rexford Industrial Realty, Inc.	20	— (h)	— (h)	0.0	(g)
Rhythm Pharmaceuticals, Inc.	11	— (h)	— (h)	0.0	(g)
Rivian Automotive, Inc.	118	(10)	(10)	0.0	(g)
Rollins, Inc.	7	— (h)	— (h)	0.0	(g)
Ryan Specialty Holdings, Inc.	434	(39)	(39)	0.0	(g)
Ryman Hospitality Properties, Inc.	4	— (h)	— (h)	0.0	(g)
Saia, Inc.	217	13	14	0.0	(g)
Sanmina Corp.	181	6	7	0.0	(g)
SentinelOne, Inc.	150	6	6	0.0	(g)
Service Corp. International/US	20	— (h)	— (h)	0.0	(g)
SharkNinja, Inc.	6	1	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Shift4 Payments, Inc.	13	1		1		0.0	(g)
Simpson Manufacturing Co., Inc.	303	34		34		0.0	(g)
Snap-on, Inc.	4	—	(h)	—	(h)	0.0	(g)
Somnigroup International, Inc.	3	—	(h)	—	(h)	0.0	(g)
Starwood Property Trust, Inc.	11	1		1		0.0	(g)
Sun Communities, Inc.	699	(2)		(1)		0.0	(g)
Synopsys, Inc.	1,995	(354)		(350)		0.0	(g)
T Rowe Price Group, Inc.	522	8		9		0.0	(g)
Talen Energy Corp.	260	(13)		(12)		0.0	(g)
TG Therapeutics, Inc.	104	(15)		(15)		0.0	(g)
Timken Co. (The)	12	—	(h)	—	(h)	0.0	(g)
Toast, Inc.	171	16		17		0.0	(g)
UDR, Inc.	593	8		9		0.0	(g)
UL Solutions, Inc.	8	—	(h)	—	(h)	0.0	(g)
Ulta Beauty, Inc.	7	—	(h)	—	(h)	0.0	(g)
UMB Financial Corp.	7	—	(h)	—	(h)	0.0	(g)
Universal Health Services, Inc.	8	(1)		(1)		0.0	(g)
Valley National Bancorp	5	—	(h)	—	(h)	0.0	(g)
Viper Energy, Inc.	283	(6)		(5)		0.0	(g)
Vontier Corp.	14	—	(h)	—	(h)	0.0	(g)
W R Berkley Corp.	1,460	(78)		(76)		0.0	(g)
Watts Water Technologies, Inc.	7	—	(h)	—	(h)	0.0	(g)
Western Alliance Bancorp	7	—	(h)	—	(h)	0.0	(g)
Wintrust Financial Corp.	228	2		2		0.0	(g)
Zillow Group, Inc.	302	35		36		0.0	(g)
Zoom Communications, Inc.	1,102	28		30		0.0	(g)
Zurn Elkay Water Solutions Corp.	4	—	(h)	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		(625)		(548)		0.0	(g)

Short Positions
Common Stocks
Bermuda
Essent Group Ltd.	(334)	1		1		0.0	(g)
Viking Holdings Ltd.	(286)	(1)		(2)		0.0	(g)
Denmark
Ascendis Pharma A/S	(170)	4		3		0.0	(g)
Finland
Amer Sports, Inc.	(10)	—	(h)	—	(h)	0.0	(g)
Hong Kong
Melco Resorts & Entertainment Ltd.	(35)	(2)		(2)		0.0	(g)
Ireland
Accenture plc	(32)	1		1		0.0	(g)
AerCap Holdings NV	(17)	—	(h)	—	(h)	0.0	(g)
Aptiv plc	(385)	16		15		0.0	(g)
Trane Technologies plc	(6)	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Israel
Global-e Online Ltd.	(5)	—	(h)	—	(h)	0.0	(g)
Oddity Tech Ltd.	(128)	(3)		(3)		0.0	(g)
Luxembourg
Millicom International Cellular SA	(111)	2		2		0.0	(g)
Singapore
Sea Ltd.	(14)	(1)		(1)		0.0	(g)
Sweden
Spotify Technology SA	(20)	—	(h)	—	(h)	0.0	(g)
Switzerland
Sportradar Group AG	(28)	(2)		(2)		0.0	(g)
United Kingdom
Janus Henderson Group plc	(17)	—	(h)	—	(h)	0.0	(g)
United States
ADT, Inc.	(411)	(3)		(4)		0.0	(g)
Affiliated Managers Group, Inc.	(88)	1		1		0.0	(g)
Airbnb, Inc.	(1,205)	11		8		0.0	(g)
Alaska Air Group, Inc.	(28)	(1)		(1)		0.0	(g)
Align Technology, Inc.	(35)	(1)		(1)		0.0	(g)
American Tower Corp.	(13)	—	(h)	—	(h)	0.0	(g)
Antero Resources Corp.	(6)	—	(h)	—	(h)	0.0	(g)
Apple, Inc.	(1,132)	86		84		0.0	(g)
Applied Industrial Technologies, Inc.	(372)	(3)		(3)		0.0	(g)
Assurant, Inc.	(292)	11		11		0.0	(g)
Bath & Body Works, Inc.	(232)	(6)		(6)		0.0	(g)
BioMarin Pharmaceutical, Inc.	(250)	5		4		0.0	(g)
Bio-Techne Corp.	(10)	1		1		0.0	(g)
Booking Holdings, Inc.	(17)	—	(h)	—	(h)	0.0	(g)
Booz Allen Hamilton Holding Corp.	(16)	—	(h)	—	(h)	0.0	(g)
BorgWarner, Inc.	(1,327)	3		—	(h)	0.0	(g)
Bright Horizons Family Solutions, Inc.	(28)	—	(h)	—	(h)	0.0	(g)
Brinker International, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
Bristol-Myers Squibb Co.	(18)	—	(h)	—	(h)	0.0	(g)
CACI International, Inc.	(225)	2		1		0.0	(g)
Cal-Maine Foods, Inc.	(19)	(2)		(2)		0.0	(g)
Camden Property Trust	(664)	(10)		(11)		0.0	(g)
Campbell’s Company (The)	(855)	(35)		(36)		0.0	(g)
Cardinal Health, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
CarMax, Inc.	(29)	—	(h)	—	(h)	0.0	(g)
Carpenter Technology Corp.	(446)	7		6		0.0	(g)
Celanese Corp.	(156)	(10)		(10)		0.0	(g)
Charles River Laboratories International, Inc.	(7)	—	(h)	—	(h)	0.0	(g)
Charles Schwab Corp. (The)	(1,353)	50		48		0.0	(g)
Chemed Corp.	(27)	(1)		(1)		0.0	(g)
Chipotle Mexican Grill, Inc.	(1,290)	21		19		0.0	(g)
Cigna Group (The)	(12)	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Citigroup, Inc.	(2,107)	36		33		0.0	(g)
Clean Harbors, Inc.	(8)	—	(h)	—	(h)	0.0	(g)
CME Group, Inc.	(1,741)	77		73		0.0	(g)
Colgate-Palmolive Co.	(166)	(4)		(5)		0.0	(g)
Conagra Brands, Inc.	(632)	(13)		(14)		0.0	(g)
Consolidated Edison, Inc.	(28)	1		1		0.0	(g)
Corteva, Inc.	(31)	—	(h)	—	(h)	0.0	(g)
Crane Co.	(13)	—	(h)	—	(h)	0.0	(g)
Crown Holdings, Inc.	(712)	8		7		0.0	(g)
CSX Corp.	(9)	1		1		0.0	(g)
CubeSmart	(605)	(2)		(3)		0.0	(g)
Curtiss-Wright Corp.	(63)	3		3		0.0	(g)
Danaher Corp.	(772)	40		39		0.0	(g)
Dexcom, Inc.	(6)	(1)		(1)		0.0	(g)
Donaldson Co., Inc.	(311)	3		3		0.0	(g)
Dow, Inc.	(484)	(26)		(27)		0.0	(g)
Doximity, Inc.	(234)	2		2		0.0	(g)
Dropbox, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
Dutch Bros, Inc.	(4)	(1)		(1)		0.0	(g)
Edison International	(16)	—	(h)	—	(h)	0.0	(g)
Elastic NV	(34)	(1)		(1)		0.0	(g)
Elevance Health, Inc.	(10)	—	(h)	—	(h)	0.0	(g)
Enphase Energy, Inc.	(147)	(10)		(11)		0.0	(g)
EPAM Systems, Inc.	(18)	—	(h)	—	(h)	0.0	(g)
Equifax, Inc.	(465)	(1)		(2)		0.0	(g)
Exelixis, Inc.	(153)	9		9		0.0	(g)
ExlService Holdings, Inc.	(35)	1		1		0.0	(g)
Fair Isaac Corp.	(426)	(16)		(17)		0.0	(g)
Ferguson Enterprises, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
First American Financial Corp.	(5)	—	(h)	—	(h)	0.0	(g)
First Citizens BancShares, Inc./NC	(473)	(30)		(31)		0.0	(g)
First Industrial Realty Trust, Inc.	(284)	(2)		(3)		0.0	(g)
Fluor Corp.	(7)	—	(h)	—	(h)	0.0	(g)
Fox Corp.	(1,002)	74		72		0.0	(g)
Franklin Resources, Inc.	(426)	(22)		(23)		0.0	(g)
Freeport-McMoRan, Inc.	(47)	(6)		(6)		0.0	(g)
Gartner, Inc.	(1,124)	73		71		0.0	(g)
Genpact Ltd.	(13)	—	(h)	—	(h)	0.0	(g)
Gentex Corp.	(374)	1		—	(h)	0.0	(g)
Group 1 Automotive, Inc.	(7)	—	(h)	—	(h)	0.0	(g)
Guardant Health, Inc.	(9)	1		1		0.0	(g)
Hancock Whitney Corp.	(16)	—	(h)	—	(h)	0.0	(g)
HealthEquity, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
Hilton Worldwide Holdings, Inc.	(432)	(19)		(21)		0.0	(g)
Hubbell, Inc.	(9)	—	(h)	—	(h)	0.0	(g)
Insulet Corp.	(5)	—	(h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Interactive Brokers Group, Inc.	(35)	4		4		0.0	(g)
Invitation Homes, Inc.	(517)	(6)		(7)		0.0	(g)
ITT, Inc.	(179)	(1)		(2)		0.0	(g)
Jefferies Financial Group, Inc.	(23)	—	(h)	—	(h)	0.0	(g)
Johnson & Johnson	(579)	26		25		0.0	(g)
Kirby Corp.	(54)	—	(h)	(1)		0.0	(g)
Knight-Swift Transportation Holdings, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
Lennar Corp.	(25)	(1)		(1)		0.0	(g)
Lithia Motors, Inc.	(270)	(12)		(12)		0.0	(g)
Lockheed Martin Corp.	(1,354)	74		72		0.0	(g)
Magnolia Oil & Gas Corp.	(171)	2		1		0.0	(g)
MasTec, Inc.	(58)	5		5		0.0	(g)
Mattel, Inc.	(80)	(3)		(3)		0.0	(g)
Meritage Homes Corp.	(54)	—	(h)	—	(h)	0.0	(g)
Mettler-Toledo International, Inc.	(26)	—	(h)	—	(h)	0.0	(g)
MGM Resorts International	(460)	(13)		(14)		0.0	(g)
Microchip Technology, Inc.	(30)	—	(h)	—	(h)	0.0	(g)
Mosaic Co. (The)	(312)	6		5		0.0	(g)
Northrop Grumman Corp.	(642)	39		38		0.0	(g)
Old Dominion Freight Line, Inc.	(9)	—	(h)	—	(h)	0.0	(g)
Old Republic International Corp.	(182)	12		12		0.0	(g)
O’Reilly Automotive, Inc.	(140)	2		2		0.0	(g)
Oshkosh Corp.	(6)	—	(h)	—	(h)	0.0	(g)
Paylocity Holding Corp.	(4)	—	(h)	—	(h)	0.0	(g)
Principal Financial Group, Inc.	(27)	1		—	(h)	0.0	(g)
Prosperity Bancshares, Inc.	(593)	4		3		0.0	(g)
Qorvo, Inc.	(55)	1		1		0.0	(g)
QUALCOMM, Inc.	(110)	4		3		0.0	(g)
Ralph Lauren Corp.	(414)	(3)		(4)		0.0	(g)
RBC Bearings, Inc.	(241)	5		5		0.0	(g)
Reinsurance Group of America, Inc.	(201)	3		3		0.0	(g)
Reliance, Inc.	(9)	—	(h)	—	(h)	0.0	(g)
ResMed, Inc.	(811)	8		6		0.0	(g)
Roku, Inc.	(542)	36		35		0.0	(g)
S&P Global, Inc.	(1,023)	(108)		(111)		0.0	(g)
SEI Investments Co.	(4)	—	(h)	—	(h)	0.0	(g)
Skyworks Solutions, Inc.	(11)	—	(h)	—	(h)	0.0	(g)
Sprouts Farmers Market, Inc.	(762)	(120)		(122)		0.0	(g)
State Street Corp.	(379)	13		13		0.0	(g)
Synovus Financial Corp.	(21)	(1)		(1)		0.0	(g)
Tapestry, Inc.	(5)	—	(h)	—	(h)	0.0	(g)
Tenet Healthcare Corp.	(258)	23		22		0.0	(g)
Texas Instruments, Inc.	(1,152)	36		34		0.0	(g)
Textron, Inc.	(22)	—	(h)	—	(h)	0.0	(g)
Toro Co. (The)	(49)	(2)		(2)		0.0	(g)
TransUnion	(9)	(1)		(1)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of September 30, 2025 (continued):

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Uber Technologies, Inc.	(205)	(2)	(2)	0.0	(g)
Unum Group	(294)	11	11	0.0	(g)
Vaxcyte, Inc.	(94)	16	16	0.0	(g)
VeriSign, Inc.	(19)	(1)	(1)	0.0	(g)
Viatris, Inc.	(14)	— (h)	— (h)	0.0	(g)
Virtu Financial, Inc.	(12)	— (h)	— (h)	0.0	(g)
Walt Disney Co. (The)	(193)	(2)	(2)	0.0	(g)
Waystar Holding Corp.	(128)	— (h)	(1)	0.0	(g)
Wells Fargo & Co.	(1,285)	39	36	0.0	(g)
Westinghouse Air Brake Technologies Corp.	(902)	58	57	0.0	(g)
Westlake Corp.	(10)	— (h)	— (h)	0.0	(g)
Zebra Technologies Corp.	(661)	(49)	(51)	0.0	(g)
Uruguay
MercadoLibre, Inc.	(81)	(4)	(4)	0.0	(g)
Total Short Positions of Total Return Swaps		416	337	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(209)	(211)	0.0	(g)

Total Return Swaps		(303)	5,041	0.0	(g)

(1)	Notional value represents market value, as of September 30, 2025, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025

CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Constant Maturity Treasury
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2025. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2025.
TBA	—	To Be Announced
(a)	—	Non-income producing security.
(c)	—	All or a portion of this security is held by a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(n)	—	The rate shown is the effective yield as of September 30, 2025.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	—	All or a portion of the security is unsettled as of September 30, 2025. Unless otherwise indicated, the coupon rate is undetermined.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2025.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2025.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2025.
(bb)	—	Security has been valued using significant unobservable inputs.
(gg)	—	Position, or portion thereof, has been segregated to collateralize repurchase and/or reverse repurchase agreements.

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(ii)	—	Approximately $35 of these investments are restricted as collateral for forwards to various brokers.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	Korean Won
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the Investment Company Act of 1940. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; securities for which market quotations are determined not to be reliable; or, securities in which their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the NAV of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, pricing services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved pricing services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$77,409	$—	$77,409
Credit Card ABS	—	15,169	—	15,169
Other ABS	—	17,131	—	17,131
Student Loan ABS	—	10,932	—	10,932

Total Asset-Backed Securities	—	120,641	—	120,641

Certificates of Deposit
Financial	—	2,452	—	2,452
Collateralized Mortgage Obligations
Agency Collateral CMO	—	41,135	—	41,135
Agency Collateral PAC CMO	—	873	—	873
WL Collateral CMO	—	10,653	—	10,653

Total Collateralized Mortgage Obligations	—	52,661	—	52,661

Commercial Mortgage-Backed Securities
Commercial MBS	—	18,200	—	18,200
Corporate Bonds
Basic Materials	—	6,875	—	6,875
Communications	—	38,274	—	38,274
Consumer Cyclical	—	27,129	—	27,129
Consumer Non-cyclical	—	50,469	—	50,469
Energy	—	33,735	—	33,735
Financial	—	155,496	—	155,496
Industrial	—	25,303	—	25,303
Technology	—	25,419	—	25,419
Utilities	—	25,114	—	25,114

Total Corporate Bonds	—	387,814	—	387,814

Foreign Government Security
Sovereign	—	2,043	—	2,043
Mortgage-Backed Security
UMBS Collateral	—	4,435	—	4,435
U.S. Treasury Obligations
Sovereign	—	11,273	—	11,273
Short-Term Investments
Certificates of Deposit	—	35,539	—	35,539
Commercial Papers	—	12,463	—	12,463
Foreign Government Securities	—	25,480	—	25,480
Repurchase Agreement	—	6,300	—	6,300
Time Deposits	—	19,658	—	19,658
U.S. Treasury Obligations	—	50,333	—	50,333

Total Short-Term Investments	—	149,773	—	149,773

Total Investments in Securities	$—	$749,292	$—	$749,292

Appreciation in Other Financial Instruments
Futures contracts	$320	$—	$—	$320
Forward Foreign Currency Exchange contracts	—	329	—	329
Centrally Cleared Interest Rate Swap contracts	—	368	—	368

Total Appreciation in Other Financial Instruments	$320	$697	$—	$1,017

Depreciation in Other Financial Instruments
Futures contracts	$(171)	$—	$—	$(171)
Forward Foreign Currency Exchange contracts	—	(125)	—	(125)
Centrally Cleared Interest Rate Swap contracts	—	(72)	—	(72)

Total Depreciation in Other Financial Instruments	$(171)	$(197)	$—	$(367)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$47,648	$—	$47,648
Credit Card ABS	—	8,470	—	8,470
Other ABS	—	10,360	—	10,360
Student Loan ABS	—	5,207	—	5,207

Total Asset-Backed Securities	—	71,685	—	71,685

Certificates of Deposit
Financial	—	3,115	—	3,115
Collateralized Mortgage Obligations
Agency Collateral CMO	—	50,838	—	50,838
Agency Collateral PAC CMO	—	1,086	—	1,086
WL Collateral CMO	—	5,025	—	5,025

Total Collateralized Mortgage Obligations	—	56,949	—	56,949

Commercial Mortgage-Backed Securities
Commercial MBS	—	2,233	—	2,233
Corporate Bonds
Communications	—	4,589	—	4,589
Consumer Cyclical	—	22,195	—	22,195
Consumer Non-cyclical	—	9,693	—	9,693
Energy	—	702	—	702
Financial	—	76,610	—	76,610
Industrial	—	9,454	—	9,454
Technology	—	2,209	—	2,209
Utilities	—	9,416	—	9,416

Total Corporate Bonds	—	134,868	—	134,868

Foreign Government Securities
Banks	—	3,019	—	3,019
Sovereign	—	2,349	—	2,349

Total Foreign Government Securities	—	5,368	—	5,368

Mortgage-Backed Security
UMBS Collateral	—	5,040	—	5,040
Municipal Bonds	—	660,062	—	660,062
U.S. Treasury Obligation
Sovereign	—	1,466	—	1,466
Short-Term Investments
Commercial Paper	—	2,882	—	2,882
Municipal Bonds	—	15,936	—	15,936
Repurchase Agreement	—	6,900	—	6,900
Time Deposits	—	31,090	—	31,090

Total Short-Term Investments	—	56,808	—	56,808

Total Investments in Securities	$—	$997,594	$—	$997,594

Appreciation in Other Financial Instruments
Futures contracts	$403	$—	$—	$403
Forward Foreign Currency Exchange contracts	—	21	—	21
Centrally Cleared Interest Rate Swap contracts	—	478	—	478

Total Appreciation in Other Financial Instruments	$403	$499	$—	$902

Depreciation in Other Financial Instruments
Futures contracts	$(150)	$—	$—	$(150)
Forward Foreign Currency Exchange contracts	—	(152)	—	(152)
Centrally Cleared Interest Rate Swap contracts	—	(84)	—	(84)

Total Depreciation in Other Financial Instruments	$(150)	$(236)	$—	$(386)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Communications	$6,271,578	$—	$—	$6,271,578
Consumer Cyclical	2,439,015	—	—	2,439,015
Consumer Non-cyclical	5,247,497	—	—	5,247,497
Energy	983,465	—	—	983,465
Financial	4,639,228	—	—	4,639,228
Industrial	1,422,000	—	—	1,422,000
Technology	8,972,910	—	—	8,972,910
Utilities	373,682	—	—	373,682

Total Common Stocks	30,349,375	—	—	30,349,375

Short-Term Investments
Time Deposits	—	76,317	—	76,317

Total Investments in Securities	$30,349,375	$76,317	$—	$30,425,692

Appreciation in Other Financial Instruments
Futures contracts	$1,066	$—	$—	$1,066

Depreciation in Other Financial Instruments
Futures contracts	$(20)	$—	$—	$(20)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$50,998	$—	$50,998
Belgium	—	110,466	—	110,466
Canada	343,267	—	—	343,267
Chile	—	13,560	—	13,560
China	—	877	—	877
Denmark	—	528,966	—	528,966
Finland	—	184,364	—	184,364
France	—	2,241,725	—	2,241,725
Germany	7,316	3,073,069	—	3,080,385
Hong Kong	—	59,632	—	59,632
Ireland	19,357	147,816	—	167,173
Italy	23,119	853,369	—	876,488
Japan	5,955	919,001	—	924,956
Luxembourg	—	17,180	—	17,180
Mexico	—	6,500	—	6,500
Netherlands	—	895,911	—	895,911
Norway	—	91,879	—	91,879
Poland	—	2,771	—	2,771
Portugal	—	27,942	—	27,942
South Korea	—	256,737	—	256,737
Spain	6,544	630,131	—	636,675
Sweden	79,976	525,401	—	605,377
Switzerland	—	2,204,682	—	2,204,682
Taiwan	1,121	491,464	—	492,585
United Arab Emirates	—	—	—	—
United Kingdom	2,883	4,032,121	—	4,035,004
United States	6,373	—	—	6,373

Total Common Stocks	495,911	17,366,562	—	17,862,473

Preferred Stocks
Germany	—	28,382	—	28,382
Right
Belgium	32	—	—	32
Short-Term Investments
Time Deposits	—	144,481	—	144,481

Total Investments in Securities	$495,943	$17,539,425	$—	$18,035,368

Appreciation in Other Financial Instruments
Futures contracts	$1,333	$—	$—	$1,333
Forward Foreign Currency Exchange contracts	—	5	—	5

Total Appreciation in Other Financial Instruments	$1,333	$5	$—	$1,338

Depreciation in Other Financial Instruments
Futures contracts	$(49)	$—	$—	$(49)
Forward Foreign Currency Exchange contracts	—	(1)	—	(1)

Total Depreciation in Other Financial Instruments	$(49)	$(1)	$—	$(50)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$16,020	$—	$16,020
Other ABS	—	52,262	—	52,262

Total Asset-Backed Securities	—	68,282	—	68,282

Collateralized Mortgage Obligations
Agency Collateral CMO	—	231,403	—	231,403
Agency Collateral PAC CMO	—	5,773	—	5,773
Agency Collateral Supp CMO	—	61	—	61
WL Collateral CMO	—	24,933	—	24,933

Total Collateralized Mortgage Obligations	—	262,170	—	262,170

Commercial Mortgage-Backed Securities
Commercial MBS	—	55,688	—	55,688
Corporate Bonds
Basic Materials	—	39,865	—	39,865
Communications	—	127,461	—	127,461
Consumer Cyclical	—	121,519	—	121,519
Consumer Non-cyclical	—	277,845	—	277,845
Energy	—	89,872	—	89,872
Financial	—	976,959	—	976,959
Government	—	86,413	—	86,413
Industrial	—	161,468	—	161,468
Technology	—	35,408	—	35,408
Utilities	—	185,716	—	185,716

Total Corporate Bonds	—	2,102,526	—	2,102,526

Foreign Government Securities
Banks	—	838,710	—	838,710
Commercial Services	—	7,842	—	7,842
Diversified Financial Services	—	11,635	—	11,635
Electric	—	3,519	—	3,519
Multi-National	—	16,302	—	16,302
Municipal	—	33,527	—	33,527
Oil & Gas	—	376	—	376
Pipelines	—	3,756	—	3,756
Regional (State/Province)	—	281,932	—	281,932
Sovereign	—	8,305,685	—	8,305,685
Transportation	—	19,142	—	19,142

Total Foreign Government Securities	—	9,522,426	—	9,522,426

Mortgage-Backed Securities
FGLMC Collateral	—	11,350	—	11,350
FHLMC Collateral	—	2,072	—	2,072
FNMA Collateral	—	163,957	—	163,957
GNMA Collateral	—	2,439	—	2,439
GNMA II Collateral	—	476,046	—	476,046
UMBS Collateral	—	1,371,229	—	1,371,229

Total Mortgage-Backed Securities	—	2,027,093	—	2,027,093

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Six Circles Global Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Municipal Bonds	$—	$6,797	$—	$6,797
U.S. Government Agency Securities
Sovereign	—	15,735	—	15,735
U.S. Treasury Obligations
Sovereign	—	1,670,834	—	1,670,834
Purchased Option Contract
Put Option Contract	—	4	—	4
Short-Term Investments
Repurchase Agreement	—	9,700	—	9,700
Time Deposits	—	168,675	—	168,675
U.S. Government Agency Security	—	34,016	—	34,016
U.S. Treasury Obligations	—	60,139	—	60,139

Total Short-Term Investments	—	272,530	—	272,530

Total Investments in Securities	$—	$16,004,085	$—	$16,004,085

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$197,211	$—	$197,211
Appreciation in Other Financial Instruments
Futures contracts	892	—	—	892
Forward Foreign Currency Exchange contracts	—	31,350	—	31,350
OTC Interest Rate Swaps contracts	—	58	—	58
Centrally Cleared Interest Rate Swap contracts	—	5,080	—	5,080
Purchased Interest Rate Swaptions contracts
Purchased Put Interest Rate Swaption contracts	—	2,928	—	2,928
Purchased Call Interest Rate Swaption contracts	—	3,932	—	3,932

Total Purchased Interest Rate Swaptions contracts	—	6,860	—	6,860

Total Appreciation in Other Financial Instruments	$892	$43,348	$—	$44,240

Depreciation in Other Financial Instruments
Futures contracts	$(382)	$—	$—	$(382)
Forward Foreign Currency Exchange contracts	—	(38,328)	—	(38,328)
OTC Interest Rate Swaps contracts	—	(57)	—	(57)
Centrally Cleared Interest Rate Swap contracts	—	(7,637)	—	(7,637)
Written Option Contract
Written Call Option Contract	—	(44)	—	(44)
Written Interest Rate Swaptions contracts
Written Put Interest Rate Swaption contracts	—	(171)	—	(171)

Total Depreciation in Other Financial Instruments	$(382)	$(46,237)	$—	$(46,619)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds	$—	$13,191,429	$—	$13,191,429
Short-Term Investments
Municipal Bonds	—	23,188	—	23,188
Time Deposits	—	136,217	—	136,217

Total Short-Term Investments	—	159,405	—	159,405

Total Investments in Securities	$—	$13,350,834	$—	$13,350,834

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$47,127	$—	$47,127
Commercial Services	—	305	—	305
Credit Card ABS	—	1,347	—	1,347
Other ABS	—	83,815	—	83,815
Student Loan ABS	—	282	—	282

Total Asset-Backed Securities	—	132,876	—	132,876

Collateralized Mortgage Obligations
WL Collateral CMO	—	5,313	—	5,313
Commercial Mortgage-Backed Securities
Commercial MBS	—	38,709	—	38,709
Convertible Bonds
Communications	—	2,563	—	2,563
Consumer Cyclical	—	3,238	—	3,238
Consumer Non-cyclical	—	2,839	—	2,839
Energy	—	4,336	—	4,336
Financial	—	1,076	—	1,076
Technology	—	6,477	—	6,477

Total Convertible Bonds	—	20,529	—	20,529

Corporate Bonds
Basic Materials	—	312,236	—	312,236
Communications	—	1,122,184	4	1,122,188
Consumer Cyclical	—	1,211,537	—	1,211,537
Consumer Non-cyclical	—	1,179,224	—	1,179,224
Diversified	—	15,725	—	15,725
Energy	—	733,635	641	734,276
Financial	—	1,262,863	6,100	1,268,963
Government	—	179	—	179
Industrial	—	736,435	—	736,435
Technology	—	297,499	—	297,499
Utilities	—	298,508	—	298,508

Total Corporate Bonds	—	7,170,025	6,745	7,176,770

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Foreign Government Securities
Banks	$—	$16,972	$—		$16,972
Municipal	—	612	—		612
Oil & Gas	—	1,738	—		1,738
Sovereign	—	710,567	—		710,567

Total Foreign Government Securities	—	729,889	—		729,889

Mortgage-Backed Securities
FHLMC Collateral	—	2,858	—		2,858
FNMA Collateral	—	2,631	—		2,631

Total Mortgage-Backed Securities	—	5,489	—		5,489

U.S. Treasury Obligations
Sovereign	—	137,874	—		137,874
Common Stocks
Basic Materials	—	—	21		21
Communications	15,822	—	—		15,822
Consumer Non-cyclical	6	—	—		6
Financial	—	—	—		—
Utilities	1,424	—	12		1,436

Total Common Stocks	17,252	—	33		17,285

Preferred Stocks
Communications	816	—	675		1,491
Consumer Cyclical	—	—	6,467		6,467

Total Preferred Stocks	816	—	7,142		7,958

Loan Assignments
Basic Materials	—	20,253	—		20,253
Communications	—	119,903	—		119,903
Consumer Cyclical	—	53,685	—		53,685
Consumer Non-cyclical	—	82,844	—		82,844
Diversified	—	1,529	—		1,529
Energy	—	3,719	—		3,719
Financial	—	35,180	2,400		37,580
Government	—	—	9,661		9,661
Industrial	—	28,895	—		28,895
Technology	—	70,208	—		70,208
Utilities	—	3,854	—		3,854

Total Loan Assignments	—	420,070	12,061		432,131

Right
Communications	—	—	—	(a)	—	(a)
Warrant
Communications	—	—	38		38
Short-Term Investments
Commercial Papers	—	2,013	—		2,013
Corporate Bonds	—	2,219	—		2,219
Time Deposits	—	226,200	—		226,200
U.S. Government Agency Security	—	2,080	—		2,080
U.S. Treasury Obligations	—	48,651	—		48,651

Total Short-Term Investments	—	281,163	—		281,163

Total Investments in Securities	$18,068	$8,941,937	$26,019		$8,986,024

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures contracts	$1,080	$—	$—	$1,080
Forward Foreign Currency Exchange contracts	—	5,876	—	5,876
Centrally Cleared Interest Rate Swap contracts	—	2,642	—	2,642
OTC Credit Default Swaps contracts	—	672	—	672
Centrally Cleared Credit Default Swaps contracts	—	2,360	—	2,360

Total Appreciation in Other Financial Instruments	$1,080	$11,550	$—	$12,630

Depreciation in Other Financial Instruments
Futures contracts	$(234)	$—	$—	$(234)
Forward Foreign Currency Exchange contracts	—	(10,129)	—	(10,129)
Centrally Cleared Interest Rate Swap contracts	—	(4,204)	—	(4,204)
OTC Credit Default Swaps contracts	—	(328)	—	(328)
Centrally Cleared Credit Default Swap contract	—	(156)	—	(156)

Total Depreciation in Other Financial Instruments	$(234)	$(14,817)	$—	$(15,051)

(a)	Amount rounds to less than $500.

Six Circles Multi-Strategy Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$13,938	$—	$13,938
Home Equity ABS	—	35,151	—	35,151
Other ABS	—	70,150	—	70,150
Student Loan ABS	—	6,570	—	6,570
Total Asset-Backed Securities	—	125,809	—	125,809
Collateralized Mortgage Obligations
Agency Collateral CMO	—	198,279	—	198,279
Agency Collateral PAC CMO	—	1,248	—	1,248
WL Collateral CMO	—	104,813	—	104,813
Total Collateralized Mortgage Obligations	—	304,340	—	304,340
Commercial Mortgage-Backed Securities
Commercial MBS	—	16,900	—	16,900
Corporate Bonds
Basic Materials	—	256	—	256
Communications	—	6,634	—	6,634
Consumer Cyclical	—	10,681	—	10,681
Consumer Non-cyclical	—	4,222	—	4,222
Energy	—	1,873	—	1,873
Financial	—	3,758	—	3,758
Industrial	—	245	—	245
Technology	—	3,950	—	3,950
Utilities	—	1,942	—	1,942

Total Corporate Bonds	—	33,561	—	33,561

Mortgage-Backed Securities
FNMA Collateral	—	26,959	—	26,959
GNMA II Collateral	—	98,549	—	98,549
UMBS Collateral	—	432,248	—	432,248
Total Mortgage-Backed Securities	—	557,756	—	557,756

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Six Circles Multi-Strategy Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stock
Financial	$—	$—	$300	$300
Loan Assignments
Basic Materials	—	2,253	—	2,253
Communications	—	30,295	—	30,295
Consumer Cyclical	—	29,970	—	29,970
Consumer Non-cyclical	—	38,086	—	38,086
Energy	—	5,924	—	5,924
Financial	—	58,018	178	58,196
Industrial	—	39,914	—	39,914
Technology	—	55,990	—	55,990
Utilities	—	13,477	—	13,477

Total Loan Assignments	—	273,927	178	274,105

Purchased Option contracts
Call Option contract	—	5	—	5
Put Option contracts	—	3	—	3

Total Purchased Option contracts	—	8	—	8

Short-Term Investments
Time Deposits	—	146,464	—	146,464
U.S. Treasury Obligations	—	513,077	—	513,077

Total Short-Term Investments	—	659,541	—	659,541

Total Investments in Securities	$—	$1,971,842	$478	$1,972,320

Liabilities
Debt Securities
Mortgage-Backed Securities
GNMA2 Collateral	$—	$3,445	$—	$3,445
UMBS Collateral	—	59,178	—	59,178
Total Mortgage-Backed Securities	—	62,623	—	62,623
Appreciation in Other Financial Instruments
Futures contracts	14,695	—	—	14,695
Forward Foreign Currency Exchange contracts	—	77	—	77
Centrally Cleared Interest Rate Swap contracts	—	51	—	51
Centrally Cleared Credit Default Swaps contracts	—	6	—	6
OTC Total Return Swap contracts	—	27	—	27
Total Return Swaps contracts	23,486	—	—	23,486
Purchased Interest Rate Swaptions contracts
Purchased Put Interest Rate Swaption contracts	—	966	—	966
Purchased Call Interest Rate Swaption contracts	—	1,166	—	1,166

Total Purchased Interest Rate Swaptions contracts	—	2,132	—	2,132

Total Appreciation in Other Financial Instruments	$38,183	$2,293	$—	$40,476

Depreciation in Other Financial Instruments
Futures contracts	$(5,105)	$–	$–	$(5,105)
Forward Foreign Currency Exchange contracts	—	(36)	—	(36)
Centrally Cleared Interest Rate Swap contracts	—	(126)	—	(126)
Centrally Cleared Credit Default Swaps contracts	—	(3)	—	(3)
OTC Total Return Swap contract	—	(28)	—	(28)
Total Return Swaps contracts	(18,445)	—	—	(18,445)
Written Option contract
Written Call Option contracts	—	(10)	—	(10)

Total Written Option contract	—	(10)	—	(10)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Six Circles Multi-Strategy Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Written Interest Rate Swaptions contracts
Written Call Interest Rate Swaption contracts	$—	$(55)	$—	$(55)
Written Put Interest Rate Swaption contracts	—	(49)	—	(49)

Total Written Interest Rate Swaptions contracts	—	(104)	—	(104)

Total Depreciation in Other Financial Instruments	$(23,550)	$(307)	$—	$(23,857)

B. Loan Assignments — The Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the associated risks.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2025, the Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund had the following loan commitments outstanding in which all or a portion of the commitment was unfunded (amounts in thousands):

Six Circles Credit Opportunities Fund
		Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term				Par	Value	Par	Value	Par	Value
GrafTech Global Enterprises, Inc.	Delayed Draw Term Loan	12/21/2029	3.75%	10.52%	$773	$774	$—	$—	$773	$774
Jupiter Buyer, Inc.	Initial Delayed Draw Term Loan	11/01/2031	4.75%	9.03%	85	85	—	—	85	85
SWF Holdings I Corp.	Delayed Draw Term Loan	12/19/2029	2.25%	2.25%	486	486	—	—	486	486

					$1,344	$1,345	$—	$—	$1,344	$1,345

Six Circles Multi-Strategy Fund

Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
					Par	Value	Par	Value	Par	Value
Kaman Corp.	Delayed Draw Term Loan	02/26/2032	1.00%	6.43%	$50	$49	$5	$5	$55	$54
MRP Buyer LLC	Delayed Draw Term Loan	06/04/2032	1.63%	7.25%	26	26	40	39	66	65
RFS Opco LLC	Amendment No.2 Delayed Draw Term Loan	04/04/2031	1.00%	8.75%	130	130	179	178	309	308

					$206	$205	$224	$222	$430	$427

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

C. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to a Fund.

Notes C(1) — C(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund and Six Circles Multi-Strategy Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — The option is adjusted daily to reflect the current market value of the option. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — The amount of the liability is adjusted daily to reflect the current market value of the option written. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds’ option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund and Six Circles Multi-Strategy Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

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Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. Such Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

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The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements.

The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Total Return Swaps

The Six Circles Multi-Strategy Fund entered into total return index swaps and total return equity swaps to gain exposure to specific indices or equity and manage portfolio risk. These instruments can provide the Fund with the ability to gain or reduce exposure to certain market segments without directly investing in underlying securities.

A total return index or equity swap is a contract in which one party agrees to pay the other the total return of a specified index or equity, including both capital gains and income, in exchange for periodic payments based on a fixed or floating interest rate.